UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2005 - September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

•	PIMCO Funds—Institutional and Administrative Classes

•	PIMCO Funds—A, B and C Classes

•	PIMCO Funds—Class D

•	PIMCO Funds Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds Total Return Fund—A, B and C Classes

•	PIMCO Funds Total Return Fund—Class D

•	PIMCO Funds—Strategic Markets Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B and C Classes

•	PIMCO Funds—Real Return Fund—A, B and C Classes

•	PIMCO Funds—Municipal Bond Funds—A, B and C Classes

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

Semi-Annual Report September 30, 2005	PIMCO Funds

California Intermediate Municipal Bond Fund

Share Classes	California Municipal Bond Fund

Institutional and Administrative	Convertible Fund

Developing Local Markets Fund

Diversified Income Fund

Emerging Markets Bond Fund

European Convertible Fund

Floating Income Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

GNMA Fund

High Yield Fund

Investment Grade Corporate Bond Fund

Long-term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Municipal Bond Fund

New York Municipal Bond Fund

Real Return Fund

Real Return Fund II

Short Duration Municipal Income Fund

Short-Term Fund

StocksPLUS® Fund

Total Return Mortgage Fund

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

The Semi-Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Semi-Annual Report for the PIMCO Funds. At the end of the fiscal half-year on September 30, 2005, PIMCO Funds net assets stood at approximately $194 billion. During the six-month reporting period, PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

PIMCO continues to develop investment alternatives to traditional stock and bond investment vehicles, including the PIMCO Developing Local Markets Fund which commenced operations on May 31, 2005. The Fund utilizes PIMCO’s emerging markets expertise while investing primarily in local currency-denominated emerging market instruments on an unhedged basis.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our web site at www.allianzinvestors.com or our investment manager’s web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

09.30.05  |  PIMCO Funds Semi-Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semi-Annual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class Shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class Shares. The Administrative Class Shares were first offered in (month/year): Low Duration Fund (1/95), Money Market Fund (1/95), High Yield Fund (1/95), Short-Term Fund (2/96), Global Bond Fund (Unhedged) (7/96), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), StocksPLUS® Fund (1/97), Long-Term U.S. Government Fund (9/97), Low Duration Fund II (2/98), Emerging Markets Bond Fund (9/98), Low Duration Fund III (3/99), California Intermediate Municipal Bond Fund (9/99), Real Return Fund (4/00), Convertible Fund (8/00), Total Return Mortgage Fund (12/01), California Municipal Bond Fund (8/02), Municipal Bond Fund (8/02), Investment Grade Corporate Bond Fund (9/02), Short Duration Municipal Bond Fund (10/02) and Diversified Income Fund (10/04). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Since Class A Shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional and Administrative Classes are based on the historical performance of Class A Shares, adjusted to reflect that the Institutional and Administrative Classes do not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administration fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2  PIMCO Funds Semi-Annual Report  |  09.30.05

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from April 1, 2005 to September 30, 2005.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

09.30.05  |  PIMCO Funds Semi-Annual Report  3

PIMCO California Intermediate Municipal Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	California Intermediate Municipal Bond Fund Institutional Class	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,035,313	5,032,226
10/31/1999	4,998,038	4,998,933
11/30/1999	5,040,593	5,039,949
12/31/1999	5,018,422	4,993,778
01/31/2000	5,034,390	5,022,020
02/29/2000	5,066,955	5,049,614
03/31/2000	5,158,118	5,123,805
04/30/2000	5,145,459	5,084,685
05/31/2000	5,170,144	5,098,594
06/30/2000	5,268,173	5,213,479
07/31/2000	5,337,733	5,284,702
08/31/2000	5,414,917	5,366,904
09/30/2000	5,398,442	5,336,141
10/31/2000	5,433,154	5,367,516
11/30/2000	5,459,904	5,391,707
12/31/2000	5,550,991	5,478,058
01/31/2001	5,641,724	5,575,379
02/28/2001	5,650,896	5,574,139
03/31/2001	5,704,668	5,599,284
04/30/2001	5,613,264	5,497,471
05/31/2001	5,710,997	5,593,307
06/30/2001	5,745,338	5,626,035
07/31/2001	5,815,154	5,718,190
08/31/2001	5,932,622	5,823,251
09/30/2001	5,927,320	5,807,057
10/31/2001	5,957,864	5,872,822
11/30/2001	5,932,819	5,806,573
12/31/2001	5,886,709	5,745,693
01/31/2002	5,969,953	5,862,893
02/28/2002	6,023,027	5,932,739
03/31/2002	5,941,465	5,790,033
04/30/2002	6,037,492	5,919,977
05/31/2002	6,087,678	5,977,980
06/30/2002	6,127,822	6,032,123
07/31/2002	6,153,332	6,104,464
08/31/2002	6,187,057	6,192,181
09/30/2002	6,295,670	6,335,395
10/31/2002	6,186,051	6,170,863
11/30/2002	6,190,534	6,172,377
12/31/2002	6,267,111	6,282,255
01/31/2003	6,234,976	6,246,845
02/28/2003	6,285,858	6,336,589
03/31/2003	6,271,330	6,343,770
04/30/2003	6,270,220	6,383,023
05/31/2003	6,358,968	6,529,035
06/30/2003	6,337,008	6,479,652
07/31/2003	6,177,738	6,257,192
08/31/2003	6,186,005	6,323,339
09/30/2003	6,330,530	6,521,498
10/31/2003	6,340,847	6,479,787
11/30/2003	6,416,687	6,519,442
12/31/2003	6,465,911	6,569,227
01/31/2004	6,489,564	6,612,906
02/29/2004	6,569,679	6,720,597
03/31/2004	6,533,072	6,684,467
04/30/2004	6,420,661	6,516,919
05/31/2004	6,377,827	6,512,836
06/30/2004	6,418,233	6,559,648
07/31/2004	6,474,711	6,622,356
08/31/2004	6,555,702	6,757,954
09/30/2004	6,571,687	6,777,623
10/31/2004	6,607,751	6,831,910
11/30/2004	6,603,475	6,783,559
12/31/2004	6,647,472	6,852,345
01/31/2005	6,664,690	6,898,155
02/28/2005	6,665,844	6,847,443
03/31/2005	6,636,241	6,793,239
04/30/2005	6,699,051	6,907,826
05/31/2005	6,694,430	6,934,435
06/30/2005	6,723,077	6,967,110
07/31/2005	6,716,957	6,915,382
08/31/2005	6,766,009	6,988,833
09/30/2005	6,748,322	6,954,511

REGIONAL BREAKDOWN‡

California	82.1%
Puerto Rico	8.5%
Virgin Islands	4.6%
Other	4.8%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PCIMX

Administrative Class: PCMMX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (08/31/99)
California Intermediate Municipal Bond Fund Institutional Class	1.69%		2.69%	4.56%	5.05%
California Intermediate Municipal Bond Fund Administrative Class	1.56%		2.43%	4.31%	4.79%
Lehman Brothers California Intermediate Municipal Bond Index	2.37%		2.61%	5.44%	5.57%
Lipper California Intermediate Municipal Debt Fund Average	1.91%		1.88%	4.54%	4.81%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,016.90	$1,015.60	$1,022.71	$1,021.46
Expenses Paid During Period†	$2.38	$3.64	$2.38	$3.65

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.47% for Institutional Class, 0.72% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $2.22 and $3.49 for Institutional and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $2.23 and $3.50 for Institutional and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

PORTFOLIO INSIGHTS

•	The California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Institutional Class Shares returned 1.69% for the six-month period ended September 30, 2005, underperforming the benchmark Lehman Brothers California Intermediate Municipal Bond Index, which returned 2.37% for the same period.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, consisting of California municipal funds with average maturities between five and ten years, was 1.91% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the California curve.

•	The Fund’s average credit quality was AA- at the end of the fiscal year, versus the benchmark’s average of AA2/AA3.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2005 was 3.39%, or 5.75% on a fully tax-adjusted basis with a federal tax rate of 35.0% and an effective state tax rate of 6.05%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and California tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, ten-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between ten-year AAA municipals and Treasuries increased to 86.2%; ten-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

4  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO California Municipal Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	California Municipal Bond Fund Institutional Class	Lehman Brothers California Insured Municipal Bond Index
05/31/2000	5,000,000	5,000,000
06/30/2000	5,104,932	5,160,715
07/31/2000	5,176,634	5,237,578
08/31/2000	5,249,866	5,357,400
09/30/2000	5,237,446	5,328,834
10/31/2000	5,268,264	5,373,796
11/30/2000	5,299,674	5,416,153
12/31/2000	5,409,493	5,557,239
01/31/2001	5,493,367	5,609,572
02/28/2001	5,532,919	5,618,987
03/31/2001	5,569,930	5,664,302
04/30/2001	5,428,431	5,556,883
05/31/2001	5,560,449	5,639,002
06/30/2001	5,611,962	5,663,879
07/31/2001	5,734,783	5,759,774
08/31/2001	5,844,422	5,906,325
09/30/2001	5,847,451	5,875,723
10/31/2001	5,919,914	5,952,932
11/30/2001	5,875,486	5,910,706
12/31/2001	5,840,169	5,849,675
01/31/2002	5,903,748	5,942,532
02/28/2002	5,987,255	6,006,834
03/31/2002	5,804,064	5,862,113
04/30/2002	5,914,492	5,974,616
05/31/2002	5,991,955	6,021,928
06/30/2002	6,060,780	6,067,773
07/31/2002	6,061,328	6,139,317
08/31/2002	6,118,090	6,238,513
09/30/2002	6,288,411	6,404,018
10/31/2002	6,131,673	6,248,161
11/30/2002	6,150,998	6,239,353
12/31/2002	6,277,583	6,370,107
01/31/2003	6,195,644	6,335,392
02/28/2003	6,271,757	6,435,195
03/31/2003	6,277,370	6,447,754
04/30/2003	6,307,283	6,508,675
05/31/2003	6,443,162	6,666,374
06/30/2003	6,403,864	6,613,999
07/31/2003	6,173,918	6,363,144
08/31/2003	6,201,832	6,404,113
09/30/2003	6,355,820	6,585,346
10/31/2003	6,370,930	6,570,001
11/30/2003	6,445,338	6,641,871
12/31/2003	6,515,246	6,701,176
01/31/2004	6,561,261	6,736,899
02/29/2004	6,675,299	6,855,606
03/31/2004	6,596,052	6,817,008
04/30/2004	6,435,021	6,635,452
05/31/2004	6,390,981	6,610,095
06/30/2004	6,437,566	6,644,076
07/31/2004	6,492,807	6,735,342
08/31/2004	6,603,342	6,882,262
09/30/2004	6,625,247	6,911,963
10/31/2004	6,680,092	6,982,840
11/30/2004	6,662,733	6,920,473
12/31/2004	6,758,533	7,014,411
01/31/2005	6,838,604	7,100,674
02/28/2005	6,826,552	7,064,235
03/31/2005	6,783,761	7,009,167
04/30/2005	6,885,938	7,134,450
05/31/2005	6,895,245	7,181,231
06/30/2005	6,957,272	7,227,656
07/31/2005	6,946,833	7,188,039
08/31/2005	7,010,717	7,272,500
09/30/2005	6,965,984	7,221,461

REGIONAL BREAKDOWN‡

California	81.1%
Louisiana	4.5%
Virgin Islands	4.0%
New Jersey	3.1%
Short-Term Instruments	1.7%
Other	5.6%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PICMX

Administrative Class: PCIAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (05/16/00)**
California Municipal Bond Fund Institutional Class	2.69%		5.14%	5.87%	6.55%
California Municipal Bond Fund Administrative Class	2.54%		4.86%	5.61%	6.30%
Lehman Brothers California Insured Municipal Bond Index	3.03%		4.48%	6.27%	7.14%
Lipper California Municipal Debt Fund Average	2.96%		4.52%	5.49%	6.34%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 05/16/00. Index comparisons began on 05/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,026.90	$1,025.40	$1,022.71	$1,021.46
Expenses Paid During Period†	$2.39	$3.66	$2.38	$3.65

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.47% for Institutional Class, 0.72% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $2.24 and $3.50 for Institutional and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $2.23 and $3.50 for Institutional and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

PORTFOLIO INSIGHTS

•	The California Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Institutional Class Shares returned 2.69% for the six-month period ended September 30, 2005, underperforming the 3.03% return of the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index.

•	The return for the Lipper California Municipal Debt Fund Average, consisting of California municipal funds with average maturities with average maturities of ten years or greater, was 2.96% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the California curve.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AAA/AAA.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2005 was 3.28%, or 5.57% on a fully tax-adjusted basis with a federal tax rate of 35.0% and an effective state tax rate of 6.05%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and California tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, ten-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between ten-year AAA municipals and Treasuries increased to 86.2%; ten-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

09.30.05  |  PIMCO Funds Semi-Annual Report  5

PIMCO Convertible Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Convertible Fund Institutional Class	Merrill Lynch All Convertibles Index
03/31/1999	5,000,000	5,000,000
04/30/1999	5,240,000	5,202,950
05/31/1999	5,335,000	5,176,675
06/30/1999	5,625,000	5,367,488
07/31/1999	5,640,000	5,333,190
08/31/1999	5,630,000	5,265,991
09/30/1999	5,685,000	5,300,642
10/31/1999	5,915,000	5,508,427
11/30/1999	6,350,000	5,827,476
12/31/1999	7,109,943	6,616,863
01/31/2000	7,257,010	6,615,277
02/29/2000	8,032,917	7,171,820
03/31/2000	8,032,816	7,161,636
04/30/2000	7,497,974	6,667,768
05/31/2000	7,258,568	6,378,988
06/30/2000	7,620,361	6,707,378
07/31/2000	7,400,886	6,508,369
08/31/2000	7,967,437	7,008,279
09/30/2000	7,872,203	6,779,599
10/31/2000	7,507,607	6,514,381
11/30/2000	6,567,872	5,735,717
12/31/2000	7,055,087	5,955,281
01/31/2001	7,240,032	6,325,698
02/28/2001	6,451,298	5,850,638
03/31/2001	6,185,149	5,597,365
04/30/2001	6,649,171	5,973,003
05/31/2001	6,490,858	5,935,733
06/30/2001	6,225,557	5,842,065
07/31/2001	6,027,746	5,757,998
08/31/2001	5,956,314	5,656,369
09/30/2001	5,639,814	5,318,855
10/31/2001	5,816,750	5,428,210
11/30/2001	6,021,331	5,573,468
12/31/2001	6,082,954	5,690,736
01/31/2002	5,967,856	5,600,820
02/28/2002	5,812,473	5,441,981
03/31/2002	6,045,249	5,637,348
04/30/2002	6,022,043	5,555,325
05/31/2002	6,004,638	5,506,825
06/30/2002	5,763,216	5,208,520
07/31/2002	5,512,894	4,896,478
08/31/2002	5,571,109	4,957,293
09/30/2002	5,462,557	4,782,549
10/31/2002	5,450,810	4,889,199
11/30/2002	5,644,642	5,241,809
12/31/2002	5,641,576	5,202,338
01/31/2003	5,683,677	5,286,095
02/28/2003	5,665,634	5,273,461
03/31/2003	5,662,070	5,362,530
04/30/2003	5,999,385	5,633,016
05/31/2003	6,258,394	5,895,065
06/30/2003	6,266,537	5,932,557
07/31/2003	6,424,262	5,949,466
08/31/2003	6,412,129	6,023,299
09/30/2003	6,523,634	6,097,626
10/31/2003	6,866,018	6,316,470
11/30/2003	7,080,008	6,419,429
12/31/2003	7,444,319	6,614,836
01/31/2004	7,640,056	6,815,530
02/29/2004	7,658,998	6,869,441
03/31/2004	7,613,164	6,895,064
04/30/2004	7,417,144	6,728,824
05/31/2004	7,467,730	6,746,050
06/30/2004	7,552,462	6,855,673
07/31/2004	7,343,024	6,670,913
08/31/2004	7,387,450	6,684,321
09/30/2004	7,512,128	6,798,957
10/31/2004	7,601,406	6,829,145
11/30/2004	7,875,618	7,077,452
12/31/2004	8,074,782	7,250,638
01/31/2005	7,964,435	7,091,994
02/28/2005	7,964,435	7,075,328
03/31/2005	7,771,494	6,911,958
04/30/2005	7,420,020	6,683,864
05/31/2005	7,576,231	6,855,839
06/30/2005	7,786,592	7,000,223
07/31/2005	8,061,413	7,223,810
08/31/2005	8,048,326	7,219,115
09/30/2005	8,139,754	7,290,656

SECTOR BREAKDOWN‡

Industrials	48.8%
Convertible Preferred Stock	19.8%
Utilities	11.4%
Common Stocks	7.8%
Banking & Finance	6.7%
Other	5.5%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PFCIX

Administrative Class: PFCAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (03/31/99)
Convertible Fund Institutional Class	4.74%		8.35%	0.67%	7.78%
Convertible Fund Administrative Class	4.61%		7.99%	0.39%	7.51%
Merrill Lynch All Convertibles Index	5.48%		7.23%	1.46%	5.97%
Lipper Convertible Securities Fund Average	6.06%		9.29%	2.19%	6.52%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,047.40	$1,046.10	$1,021.76	$1,020.51
Expenses Paid During Period†	$3.39	$4.67	$3.35	$4.61

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.66% for Institutional Class, 0.91% for Administrative Class) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities.

•	The Fund’s Institutional Class Shares returned 4.74% for the six-month period ended September 30, 2005, underperforming the Merrill Lynch All Convertibles Index, which returned 5.48% for the same period.

•	While the Fund’s delta, or sensitivity to underlying stocks, was on average neutral to the index, a below-index delta in May was negative for performance, when the underlying portfolio of stocks rallied over 6%.

•	The Fund’s duration was negative for performance during the six-month period. Specifically, the Fund maintained a below-index duration during April and May when rates on the short-end of the yield curve fell.

•	An overweight to utilities, one of the top performing sectors over the period, was a strong contributor to performance.

•	As airlines weighed heavy on the Transportation sector, an underweight to the industry category was a positive for relative returns.

•	An underweight to energy, the best performing sector for the period, hurt relative performance.

6  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Developing Local Markets Fund

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

Inception (05/31/05)*
Developing Local Markets Fund Institutional Class	2.66%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	2.59%
Lipper International Income Fund Average	-0.42%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

SECTOR BREAKDOWN‡

Short-Term Instruments	71.6%
Asset-Backed Securities	14.4%
Corporate Bonds & Notes	9.1%
Soverign Issues	2.5%
Other	2.4%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PLMIX

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (05/31/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,026.60	$1,013.65
Expenses Paid During Period†	$3.24	$3.22

†	Expenses are equal to the expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since the Fund’s Institutional Class Shares commenced operations on 05/31/05). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $2.90 for Institutional Class Shares based upon the Fund’s actual performance and $2.88 based upon a hypothetical 5% return.

PORTFOLIO INSIGHTS

•	The Developing Local Markets Fund seeks to achieve its investment objective by investing under normal circumstances primarily in a portfolio of currencies or fixed-income instruments denominated in currencies of non-U.S. countries, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years.

•	Since its inception on May 31, 2005 through September 30, 2005, the Fund’s Institutional Class Shares returned 2.66%, moderately outperforming its benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), which returned 2.59% over the same period.

•	An overweight position in Brazil contributed to relative returns, as strong economic fundamentals contributed to appreciation of the currency and high local rates provided attractive carry*.

•	An overweight to Chile also contributed to relative performance, as a solid and sustainable economic upswing supported a strong currency and increased the likelihood of higher interest rates.

•	An underweight to Turkey detracted from relative returns, as the currency appreciated and local securities provided high levels of yield.

•	An overweight to South Korea hurt returns, as positive carry* was not high enough to offset the weakness in the currency.

•	An overweight to Peru was negative for performance; recent hikes from the U.S. Federal Reserve decreased interest rate differentials, as well-contained inflation in Peru keeps rates relatively low. Low carry* versus offshore assets sparked selling from locals causing the currency to drop.

*	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

09.30.05  |  PIMCO Funds Semi-Annual Report  7

PIMCO Diversified Income Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Diversified Income Fund Institutional Class	Lehman Brothers Global Credit Hedged USD Index	33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan Emerging Markets Bond Index Global**
07/31/2003	5,000,000	5,000,000	5,000,000
08/31/2003	5,105,891	5,024,945	5,064,622
09/30/2003	5,254,214	5,148,412	5,206,049
10/31/2003	5,293,385	5,118,205	5,227,493
11/30/2003	5,359,739	5,139,686	5,273,547
12/31/2003	5,486,342	5,209,360	5,379,006
01/31/2004	5,527,421	5,249,151	5,423,772
02/29/2004	5,523,688	5,296,541	5,455,246
03/31/2004	5,600,778	5,340,131	5,530,540
04/30/2004	5,406,806	5,237,508	5,381,210
05/31/2004	5,359,082	5,199,590	5,316,481
06/30/2004	5,429,945	5,225,084	5,370,559
07/31/2004	5,518,170	5,279,425	5,466,325
08/31/2004	5,686,584	5,382,849	5,608,820
09/30/2004	5,763,465	5,420,975	5,675,015
10/31/2004	5,851,463	5,474,517	5,752,965
11/30/2004	5,891,498	5,487,404	5,781,172
12/31/2004	6,001,327	5,542,737	5,869,014
01/31/2005	6,029,689	5,578,122	5,898,788
02/28/2005	6,062,737	5,575,847	5,932,054
03/31/2005	5,936,420	5,526,539	5,821,750
04/30/2005	5,969,018	5,577,773	5,865,192
05/31/2005	6,094,372	5,648,834	5,978,204
06/30/2005	6,180,843	5,713,738	6,065,254
07/31/2005	6,191,888	5,699,965	6,073,048
08/31/2005	6,275,032	5,762,503	6,147,170
09/30/2005	6,286,920	5,729,123	6,155,339

SECTOR BREAKDOWN‡

Corporate Bonds & Notes	35.3%
Sovereign Issues	32.0%
Short-Term Instruments	15.3%
Foreign Currency-Denominated Issues	7.2%
U.S. Treasury Obligations	6.7%
Other	3.5%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PDIIX

Administrative Class: PDAAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception (07/31/03)
Diversified Income Fund Institutional Class	5.90%		9.08%	11.15%
Diversified Income Fund Administrative Class	5.77%		8.81%	10.87%
Lehman Brothers Global Credit Hedged USD Index	3.67%		5.68%	6.48%
33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan Emerging Markets Bond Index Global**	5.73%		8.46%	10.06%
Lipper Multi-Sector Income Fund Average	2.97%		6.33%	8.54%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The Fund has changed its secondary benchmark from the 33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Index (the “Unconstrained Index”), 33% JPMorgan Emerging Markets Bond Index Global to the 33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch US High Yield, BB-B Rated, Constrained Index (the “Constrained Index”), 33% JPMorgan Emerging Markets Bond Index Global. This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,059.00	$1,057.70	$1,021.31	$1,020.05
Expenses Paid During Period†	$3.87	$5.16	$3.80	$5.06

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.75% for Institutional class, 1.00% for Administrative Class), multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Institutional Class Shares returned 5.90% over the six-month period outperforming the 3.67% return of the Lehman Brothers Global Credit Hedged USD Index and the 5.73% return of its custom benchmark**.

•	Asset allocation among the three credit sectors, emerging market sovereign debt, global high-yield credit and global investment grade credit, was an important driver of relative outperformance during the six-month period.

•	An overweight to emerging markets, the top performing sector, was positive. A slightly below-benchmark weight in high-yield and an underweight to investment grade bonds were also positive, as both sectors underperformed the overall benchmark.

•	An overweight to Russia was positive; one of the strongest performers in the six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of rating upgrade to BBB from BBB- by Fitch.

•	An overweight to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An underweight to Argentina was negative; the top performer in the third quarter, Argentina was supported by stronger than expected economic data and a favoring of higher yielding credits by investors.

•	An overweight to Ukraine hurt relative performance. Despite Fitch’s confirmation of its positive rating outlook, the bonds lagged the overall market due to the political concerns suffered in the third quarter.

•	Underweights to basic industrials and consumer cyclicals were positive, as those sectors underperformed most of the credit sectors.

•	An emphasis on the natural gas issues also generated positive relative returns, as the commodity reached historic highs following the destruction caused by hurricanes Katrina and Rita.

•	An underweight to the Banking sector detracted from performance, as the sector outperformed the broader global corporate credit market during the six-month period.

**	The Diversified Income Index was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Aggregate Credit Index (hedged to US$), the ML Global High Yield, BB-B Rated, Constrained Index (hedged to US$), and the JPM EMBI Global. It is not possible to invest directly in the Index.

8  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Emerging Markets Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Emerging Markets Bond Fund Institutional Class	JPMorgan Emerging Markets Bond Index Global
07/31/1997	5,000,000	5,000,000
08/31/1997	4,941,202	4,975,934
09/30/1997	5,077,992	5,113,764
10/31/1997	4,500,427	4,572,134
11/30/1997	4,738,197	4,765,908
12/31/1997	4,859,660	4,882,485
01/31/1998	4,866,472	4,905,926
02/28/1998	5,005,158	5,035,629
03/31/1998	5,155,188	5,150,019
04/30/1998	5,168,205	5,161,895
05/31/1998	5,002,060	5,005,938
06/30/1998	4,838,082	4,879,047
07/31/1998	4,912,199	4,907,488
08/31/1998	3,543,793	3,565,758
09/30/1998	3,819,422	3,873,922
10/31/1998	4,019,347	4,121,453
11/30/1998	4,340,414	4,403,988
12/31/1998	4,288,256	4,318,665
01/31/1999	4,139,443	4,220,528
02/28/1999	4,222,136	4,262,095
03/31/1999	4,507,995	4,544,631
04/30/1999	4,883,959	4,824,041
05/31/1999	4,578,472	4,574,947
06/30/1999	4,716,852	4,750,594
07/31/1999	4,686,777	4,671,521
08/31/1999	4,679,209	4,674,647
09/30/1999	4,888,898	4,821,540
10/31/1999	5,046,834	4,992,187
11/30/1999	5,183,471	5,125,953
12/31/1999	5,427,907	5,362,858
01/31/2000	5,308,344	5,280,348
02/29/2000	5,622,784	5,564,133
03/31/2000	5,765,699	5,715,402
04/30/2000	5,656,677	5,610,076
05/31/2000	5,546,802	5,480,373
06/30/2000	5,808,164	5,735,717
07/31/2000	5,949,537	5,899,487
08/31/2000	6,158,003	6,087,636
09/30/2000	6,076,985	6,022,003
10/31/2000	5,975,644	5,899,800
11/30/2000	6,006,990	5,876,047
12/31/2000	6,220,981	6,135,454
01/31/2001	6,485,181	6,431,429
02/28/2001	6,457,362	6,345,793
03/31/2001	6,511,798	6,274,847
04/30/2001	6,550,734	6,244,531
05/31/2001	6,698,649	6,395,174
06/30/2001	6,902,857	6,492,687
07/31/2001	6,955,869	6,156,395
08/31/2001	7,313,582	6,432,054
09/30/2001	7,050,022	6,221,715
10/31/2001	7,347,034	6,225,153
11/30/2001	7,741,151	6,145,456
12/31/2001	7,974,620	6,218,902
01/31/2002	8,171,825	6,333,917
02/28/2002	8,544,744	6,571,446
03/31/2002	8,561,045	6,578,635
04/30/2002	8,675,694	6,643,330
05/31/2002	8,572,651	6,608,951
06/30/2002	7,971,888	6,275,472
07/31/2002	7,424,961	5,991,374
08/31/2002	8,030,226	6,429,954
09/30/2002	7,689,238	6,251,844
10/31/2002	8,336,072	6,636,955
11/30/2002	8,644,940	6,825,366
12/31/2002	8,998,071	7,035,058
01/31/2003	9,208,291	7,150,891
02/28/2003	9,590,663	7,379,719
03/31/2003	9,940,552	7,499,272
04/30/2003	10,588,631	7,925,906
05/31/2003	11,021,019	8,254,382
06/30/2003	10,979,142	8,254,088
07/31/2003	10,544,571	7,961,839
08/31/2003	10,873,901	8,155,670
09/30/2003	11,275,070	8,441,671
10/31/2003	11,374,790	8,482,832
11/30/2003	11,582,879	8,587,218
12/31/2003	11,927,934	8,839,339
01/31/2004	12,063,500	8,884,750
02/29/2004	12,012,305	8,915,795
03/31/2004	12,312,681	9,138,186
04/30/2004	11,431,003	8,642,005
05/31/2004	11,337,099	8,513,720
06/30/2004	11,546,110	8,638,605
07/31/2004	11,853,561	8,895,306
08/31/2004	12,447,926	9,262,398
09/30/2004	12,655,629	9,416,765
10/31/2004	12,866,517	9,568,071
11/30/2004	12,995,262	9,634,982
12/31/2004	13,387,528	9,876,347
01/31/2005	13,487,380	9,938,189
02/28/2005	13,584,797	10,004,588
03/31/2005	13,197,601	9,749,722
04/30/2005	13,456,429	9,903,485
05/31/2005	13,878,430	10,199,759
06/30/2005	14,115,851	10,380,966
07/31/2005	14,091,493	10,355,429
08/31/2005	14,411,310	10,556,323
09/30/2005	14,674,340	10,734,654

COUNTRY ALLOCATION‡

Brazil	26.6%
Short-Term Instruments	20.1%
Russia	14.5%
Mexico	12.2%
Other	26.6%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PEBIX

Administrative Class: PEBAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (07/31/97)
Emerging Markets Bond Fund Institutional Class	11.19%		15.94%	19.27%	14.08%
Emerging Markets Bond Fund Administrative Class	11.05%		15.65%	18.97%	13.80%
JPMorgan Emerging Markets Bond Index Global	10.10%		14.00%	12.26%	9.81%
Lipper Emerging Markets Debt Fund Average	11.36%		16.86%	15.56%	10.12%

* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,111.90	$1,110.50	$1,020.81	$1,019.55
Expenses Paid During Period†	$4.50	$5.82	$4.31	$5.57

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Institutional Class Shares returned 11.19% for the six-month period ended September 30, 2005, outperforming its index, the JPMorgan Emerging Markets Bond Index Global which returned 10.10%.

•	An overweight to Russia was positive for relative performance; as one of the strongest performers in the six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of a rating upgrade to BBB from BBB- by Fitch.

•	An overweight to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An underweight position in the Philippines slightly helped performance, especially in the second quarter, when spreads spiked on political noise.

•	An underweight to Turkey added to relative returns. Turkey underperformed, as the situation regarding Turkey’s entry negotiations with the European Union still remains fluid.

•	An overweight to Ukraine hurt relative performance. Despite Fitch’s confirmation of its positive rating outlook, the bonds lagged the overall market due to political concerns in the third quarter.

•	An underweight to Argentina hurt returns; the top performer in the third quarter, Argentina was supported by stronger than expected economic data and a favoring of higher yielding credits by investors.

•	Despite U.S. dollar strength over the six-month period, modest emerging market currency exposure was positive, as attractive carry* offset currency depreciation.

•	Below-benchmark duration was neutral, as yields fell in the second quarter but increased in the third quarter.

*	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

09.30.05  |  PIMCO Funds Semi-Annual Report  9

PIMCO European Convertible Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	European Convertible Fund Institutional Class	UBS All European Convertible (USD) Index
11/30/2000	5,000,000	5,000,000
12/31/2000	5,020,075	5,291,865
01/31/2001	5,065,256	5,411,482
02/28/2001	4,999,995	5,105,263
03/31/2001	5,005,015	4,904,306
04/30/2001	5,070,276	5,062,198
05/31/2001	5,080,316	4,832,534
06/30/2001	5,062,389	4,760,763
07/31/2001	5,067,426	4,794,091
08/31/2001	5,062,389	4,869,736
09/30/2001	5,044,353	4,751,538
10/31/2001	5,135,424	4,822,335
11/30/2001	5,206,258	4,883,796
12/31/2001	5,172,973	4,883,799
01/31/2002	5,104,000	4,737,285
02/28/2002	5,050,944	4,723,071
03/31/2002	5,069,271	4,822,115
04/30/2002	5,063,940	4,915,116
05/31/2002	5,026,627	5,014,268
06/30/2002	5,119,996	5,141,749
07/31/2002	4,981,040	4,985,937
08/31/2002	5,023,796	5,018,990
09/30/2002	5,042,071	5,004,824
10/31/2002	5,095,596	5,085,092
11/30/2002	5,191,942	5,222,016
12/31/2002	5,425,701	5,401,434
01/31/2003	5,556,179	5,599,737
02/28/2003	5,545,306	5,599,737
03/31/2003	5,575,047	5,651,675
04/30/2003	5,863,599	5,892,473
05/31/2003	6,255,595	6,256,030
06/30/2003	6,220,973	6,185,209
07/31/2003	6,111,353	6,109,220
08/31/2003	6,023,656	6,047,845
09/30/2003	6,338,841	6,364,164
10/31/2003	6,437,628	6,449,145
11/30/2003	6,646,179	6,637,993
12/31/2003	6,946,530	6,911,822
01/31/2004	6,997,030	6,959,034
02/29/2004	7,064,363	7,044,015
03/31/2004	7,016,373	6,996,803
04/30/2004	6,808,688	6,784,350
05/31/2004	6,870,432	6,864,610
06/30/2004	6,878,616	6,869,331
07/31/2004	6,748,937	6,770,186
08/31/2004	6,850,425	6,845,725
09/30/2004	7,010,778	7,001,524
10/31/2004	7,203,631	7,180,930
11/30/2004	7,560,977	7,558,625
12/31/2004	7,774,673	7,775,800
01/31/2005	7,534,343	7,530,298
02/28/2005	7,654,508	7,681,376
03/31/2005	7,468,752	7,497,249
04/30/2005	7,396,416	7,407,547
05/31/2005	7,203,518	7,232,863
06/30/2005	7,247,270	7,218,699
07/31/2005	7,344,876	7,383,941
08/31/2005	7,509,587	7,511,413
09/30/2005	7,535,093	7,553,850

SECTOR BREAKDOWN‡

Convertible Bonds & Notes	82.5%
Corporate Bonds & Notes	7.7%
Convertible Preferred Stock	6.5%
Short-Term Instruments	2.8%
Other	0.5%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PECIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception	(11/30/00)
European Convertible Fund Institutional Class	0.89%		7.48%	8.86%
UBS All European Convertible (USD) Index	0.75%		7.89%	8.91%
Lipper Convertible Securities Fund Average	6.06%		9.29%	5.03%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,008.90	$1,021.31
Expenses Paid During Period†	$3.78	$3.80

†	Expenses are equal to the expense ratio of 0.75% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The European Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities.

•	The Fund’s Institutional Class Shares returned 0.89% for the six-month period ended September 30, 2005, moderately outperforming the UBS All European Convertible (USD) Index, which returned 0.75% for the same period.

•	The Fund’s slightly above-index delta, or sensitivity to underlying European stock prices, helped performance as stocks generally increased; the Euro Stoxx 50 posted a 14.71% return for the six-month period.

•	Below-index duration hurt performance in the first half of the period when rates fell, but helped portfolio returns as interest rates increased during the second half of the period.

•	Overweighting utilities and construction helped performance, as these sectors were among the top performers of the six-month period.
•	Security selection in pharmaceuticals was a slight boost to performance, while issue selection in oil/gas was a drag.

•	Underweighting metals hurt performance, as this sector helped propel the Materials sector into the number two index sector performance position for the period.

10  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Floating Income Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Floating Income Fund Institutional Class	3-Month LIBOR Rate
07/31/2004	5,000,000	5,000,000
08/31/2004	5,031,130	5,006,609
09/30/2004	5,051,402	5,013,227
10/31/2004	5,078,000	5,021,478
11/30/2004	5,126,276	5,029,743
12/31/2004	5,193,174	5,038,021
01/31/2005	5,197,623	5,048,769
02/28/2005	5,232,397	5,059,540
03/31/2005	5,193,590	5,070,333
04/30/2005	5,216,808	5,083,400
05/31/2005	5,260,393	5,096,500
06/30/2005	5,299,069	5,109,634
07/31/2005	5,338,751	5,124,495
08/31/2005	5,363,637	5,140,210
09/30/2005	5,410,578	5,155,159

SECTOR BREAKDOWN‡

Short-Term Instruments	22.6%
Sovereign Issues	20.6%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	20.2%
Bank Loan Obligations	10.6%
Other	5.7%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PFIIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception (07/30/04)**
Floating Income Fund Institutional Class	4.18%		7.11%	6.98%
3-Month LIBOR Rate	1.67%		2.83%	2.65%
Lipper Loan Participation Fund Average	2.19%		4.46%	4.26%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,041.80	$1,022.31
Expenses Paid During Period†	$2.82	$2.79

†	Expenses are equal to the expense ratio of 0.55% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund’s Institutional Class Shares returned 4.18% for the six-month period ended September 30, 2005, outperforming the 3-Month LIBOR Rate, which returned 1.67% for the same period.

•	The Fund benefited from exposure to a diversified portfolio of global credit securities including investment grade and high-yield credits, and emerging market sovereign bonds.

•	The Fund’s exposure to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An emphasis on Russia was positive; as one of the strongest performers in the six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of rating upgrade to BBB from BBB- by Fitch.

•	Allocations to broader corporate sectors were positive. The Fund’s exposure to banking, energy, and telecommunications boosted returns as these sectors gained over the six-month period.

•	Above-benchmark duration was neutral, as interest rates fell in the second quarter then rose in the third quarter.

•	A modest allocation in Japanese Yen detracted from performance, as the U.S. dollar generally strengthened against major currencies over the period.

09.30.05  |  PIMCO Funds Semi-Annual Report  11

PIMCO Foreign Bond Fund (Unhedged)

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Foreign Bond Fund (Unhedged) Institutional Class	JPMorgan Government Bond Indices Global ex-US FX NY Index Unhedged in USD
04/30/2004	5,000,000	5,000,000
05/31/2004	5,034,623	5,052,049
06/30/2004	5,055,680	5,059,669
07/31/2004	4,996,868	5,003,002
08/31/2004	5,123,925	5,140,083
09/30/2004	5,196,569	5,221,295
10/31/2004	5,385,635	5,421,272
11/30/2004	5,632,461	5,656,010
12/31/2004	5,747,094	5,762,345
01/31/2005	5,623,854	5,652,861
02/28/2005	5,638,625	5,660,207
03/31/2005	5,563,474	5,576,438
04/30/2005	5,647,971	5,663,988
05/31/2005	5,465,660	5,484,437
06/30/2005	5,412,356	5,440,562
07/31/2005	5,362,757	5,380,174
08/31/2005	5,496,723	5,511,451
09/30/2005	5,350,326	5,363,743

COUNTRY ALLOCATION‡

United States	37.2%
Short-Term Instruments	16.3%
Germany	14.7%
France	12.4%
Japan	10.1%
Spain	4.8%
Other	4.5%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PFUIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception (04/30/04)
Foreign Bond Fund (Unhedged) Institutional Class	-3.83%		2.96%	4.89%
JPMorgan Government Bond Indices Global ex-US FX NY Index Unhedged in USD	-3.81%		2.73%	5.08%
Lipper International Income Fund Average	-1.05%		4.97%	6.14%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$961.70	$1,022.56
Expenses Paid During Period†	$2.46	$2.54

†	Expenses are equal to the expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Institutional Class Shares returned –3.83%, performing in-line with its benchmark, the JPMorgan Government Bond Indices Global ex-US FX NY Index Unhedged in USD, which returned
–3.81% for the same period.

•	Euroland duration overweight relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period as investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

12  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	JPMorgan Government Bond Indices Global ex-US Index Hedged in USD
12/31/1992	5,000,000	5,000,000
01/31/1993	5,041,660	5,045,501
02/28/1993	5,152,513	5,136,826
03/31/1993	5,171,807	5,139,908
04/30/1993	5,171,804	5,140,421
05/31/1993	5,218,564	5,169,209
06/30/1993	5,342,019	5,274,661
07/31/1993	5,426,186	5,333,737
08/31/1993	5,558,061	5,444,678
09/30/1993	5,580,127	5,468,090
10/31/1993	5,663,151	5,540,815
11/30/1993	5,679,152	5,579,601
12/31/1993	5,820,067	5,695,098
01/31/1994	5,827,680	5,666,624
02/28/1994	5,673,113	5,539,124
03/31/1994	5,574,498	5,488,718
04/30/1994	5,522,099	5,449,747
05/31/1994	5,441,127	5,389,254
06/30/1994	5,340,992	5,334,283
07/31/1994	5,374,816	5,369,488
08/31/1994	5,322,015	5,317,942
09/30/1994	5,330,821	5,322,728
10/31/1994	5,351,402	5,343,487
11/30/1994	5,430,650	5,418,829
12/31/1994	5,395,132	5,406,367
01/31/1995	5,431,819	5,465,297
02/28/1995	5,467,726	5,535,800
03/31/1995	5,471,621	5,648,728
04/30/1995	5,605,512	5,738,544
05/31/1995	5,825,529	5,926,769
06/30/1995	5,790,386	5,907,210
07/31/1995	5,900,948	5,981,642
08/31/1995	6,013,433	6,033,680
09/30/1995	6,099,110	6,129,012
10/31/1995	6,201,268	6,197,659
11/30/1995	6,444,451	6,333,387
12/31/1995	6,540,017	6,392,287
01/31/1996	6,700,408	6,469,635
02/29/1996	6,557,601	6,393,293
03/31/1996	6,664,336	6,446,357
04/30/1996	6,825,851	6,523,713
05/31/1996	6,852,155	6,568,075
06/30/1996	6,930,027	6,622,589
07/31/1996	6,997,369	6,672,259
08/31/1996	7,169,036	6,761,000
09/30/1996	7,370,202	6,905,010
10/31/1996	7,552,295	7,018,941
11/30/1996	7,735,101	7,159,321
12/31/1996	7,775,388	7,169,345
01/31/1997	7,899,810	7,258,963
02/28/1997	7,942,561	7,305,419
03/31/1997	7,843,570	7,266,703
04/30/1997	7,917,253	7,345,183
05/31/1997	7,958,788	7,383,378
06/30/1997	8,118,878	7,508,894
07/31/1997	8,239,266	7,628,287
08/31/1997	8,206,198	7,637,441
09/30/1997	8,383,475	7,772,623
10/31/1997	8,286,145	7,822,367
11/30/1997	8,398,755	7,878,689
12/31/1997	8,522,040	7,981,113
01/31/1998	8,645,607	8,087,245
02/28/1998	8,725,510	8,159,239
03/31/1998	8,835,222	8,231,855
04/30/1998	8,865,827	8,273,838
05/31/1998	8,942,528	8,387,190
06/30/1998	8,987,048	8,423,255
07/31/1998	9,130,620	8,501,590
08/31/1998	9,058,201	8,669,071
09/30/1998	9,266,649	8,874,530
10/31/1998	9,075,582	8,861,217
11/30/1998	9,245,824	8,956,919
12/31/1998	9,377,213	8,946,169
01/31/1999	9,569,644	9,057,102
02/28/1999	9,476,423	8,996,420
03/31/1999	9,534,902	9,103,477
04/30/1999	9,658,589	9,219,091
05/31/1999	9,507,394	9,181,293
06/30/1999	9,391,681	9,038,983
07/31/1999	9,396,468	9,015,482
08/31/1999	9,329,165	9,031,709
09/30/1999	9,379,607	9,066,031
10/31/1999	9,422,198	9,087,790
11/30/1999	9,440,689	9,140,496
12/31/1999	9,524,187	9,167,918
01/31/2000	9,475,484	9,168,837
02/29/2000	9,584,349	9,236,684
03/31/2000	9,722,350	9,371,538
04/30/2000	9,756,895	9,422,144
05/31/2000	9,815,858	9,497,520
06/30/2000	9,890,070	9,543,107
07/31/2000	9,973,457	9,611,817
08/31/2000	9,963,948	9,613,739
09/30/2000	10,095,126	9,696,417
10/31/2000	10,121,158	9,774,958
11/30/2000	10,271,406	9,947,974
12/31/2000	10,463,562	10,058,396
01/31/2001	10,619,334	10,177,679
02/28/2001	10,680,403	10,265,125
03/31/2001	10,824,425	10,342,598
04/30/2001	10,759,482	10,272,516
05/31/2001	10,785,208	10,325,932
06/30/2001	10,779,884	10,382,726
07/31/2001	11,033,728	10,477,207
08/31/2001	11,133,056	10,565,217
09/30/2001	11,210,774	10,608,535
10/31/2001	11,490,158	10,802,671
11/30/2001	11,452,617	10,756,218
12/31/2001	11,401,404	10,666,943
01/31/2002	11,451,164	10,678,677
02/28/2002	11,476,667	10,688,287
03/31/2002	11,439,446	10,633,778
04/30/2002	11,561,674	10,719,912
05/31/2002	11,567,554	10,733,728
06/30/2002	11,702,631	10,872,315
07/31/2002	11,742,083	10,977,775
08/31/2002	11,830,240	11,109,509
09/30/2002	11,937,977	11,236,158
10/31/2002	11,935,460	11,231,471
11/30/2002	12,058,371	11,252,147
12/31/2002	12,276,373	11,414,177
01/31/2003	12,424,967	11,503,620
02/28/2003	12,567,348	11,582,617
03/31/2003	12,534,779	11,568,305
04/30/2003	12,586,788	11,594,178
05/31/2003	12,744,533	11,778,203
06/30/2003	12,716,274	11,717,184
07/31/2003	12,605,002	11,587,098
08/31/2003	12,556,206	11,503,569
09/30/2003	12,679,626	11,629,935
10/31/2003	12,583,334	11,521,345
11/30/2003	12,576,764	11,531,837
12/31/2003	12,713,652	11,639,816
01/31/2004	12,765,231	11,692,023
02/29/2004	12,920,040	11,803,619
03/31/2004	12,968,480	11,835,351
04/30/2004	12,947,536	11,742,702
05/31/2004	12,926,380	11,722,787
06/30/2004	12,929,578	11,708,220
07/31/2004	12,975,382	11,755,232
08/31/2004	13,105,132	11,921,479
09/30/2004	13,157,583	11,989,578
10/31/2004	13,261,210	12,065,723
11/30/2004	13,465,785	12,170,392
12/31/2004	13,559,695	12,245,876
01/31/2005	13,662,898	12,365,366
02/28/2005	13,621,187	12,306,028
03/31/2005	13,755,012	12,399,797
04/30/2005	13,918,388	12,556,469
05/31/2005	14,005,840	12,660,832
06/30/2005	14,144,152	12,797,538
07/31/2005	14,126,507	12,740,645
08/31/2005	14,228,692	12,844,091
09/30/2005	14,214,295	12,830,238

COUNTRY ALLOCATION‡

United States	39.3%
Germany	19.7%
Japan	12.4%
France	10.1%
Short-Term Instruments	8.2%
United Kingdom	2.9%
Spain	2.7%
Other	4.7%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PFORX

Administrative Class: PFRAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception (12/02/92)**
Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	3.34%		8.03%	7.08%	8.83%	8.61%
Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	3.21%		7.76%	6.85%	8.58%	8.36%
JPMorgan Government Bond Indices Global ex-US Index Hedged in USD	3.47%		7.01%	5.76%	7.67%	7.71%
Lipper International Income Fund Average	-1.05%		4.97%	8.59%	6.34%	6.44%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,033.40	$1,032.10	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.55	$3.82	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Institutional Class Shares returned 3.34%, moderately underperforming its benchmark, the JPMorgan Government Bond Indices Global ex-US Index Hedged in USD, which returned 3.47% for the same period.

•	Euroland duration overweight relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period as investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

09.30.05  |  PIMCO Funds Semi-Annual Report  13

PIMCO Global Bond Fund (Unhedged)

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Global Bond Fund (Unhedged) Institutional Class	JPMorgan Government Bond Indices Global FX NY Index Unhedged in USD
11/30/1993	5,000,000	5,000,000
12/31/1993	5,159,354	5,051,000
01/31/1994	5,172,612	5,098,475
02/28/1994	5,050,687	5,042,395
03/31/1994	4,981,799	5,019,200
04/30/1994	4,983,396	5,015,185
05/31/1994	4,957,155	4,973,560
06/30/1994	4,993,232	5,032,745
07/31/1994	5,040,972	5,080,050
08/31/1994	5,023,423	5,066,845
09/30/1994	5,045,769	5,091,670
10/31/1994	5,117,441	5,168,045
11/30/1994	5,070,101	5,102,925
12/31/1994	5,071,554	5,114,665
01/31/1995	5,158,706	5,217,980
02/28/1995	5,306,429	5,352,605
03/31/1995	5,497,439	5,625,050
04/30/1995	5,586,069	5,714,490
05/31/1995	5,774,015	5,873,925
06/30/1995	5,791,402	5,910,340
07/31/1995	5,833,592	5,938,120
08/31/1995	5,749,603	5,773,040
09/30/1995	5,839,678	5,902,935
10/31/1995	5,966,446	5,960,785
11/30/1995	6,121,956	6,027,545
12/31/1995	6,236,009	6,102,285
01/31/1996	6,250,544	6,039,430
02/29/1996	6,152,157	6,004,400
03/31/1996	6,159,100	5,995,395
04/30/1996	6,210,796	5,973,215
05/31/1996	6,191,536	5,979,190
06/30/1996	6,265,488	6,031,205
07/31/1996	6,379,395	6,142,180
08/31/1996	6,491,924	6,167,980
09/30/1996	6,584,759	6,201,900
10/31/1996	6,764,325	6,324,700
11/30/1996	6,923,739	6,415,145
12/31/1996	6,879,967	6,370,235
01/31/1997	6,702,769	6,210,980
02/28/1997	6,656,620	6,168,125
03/31/1997	6,576,929	6,121,245
04/30/1997	6,536,080	6,086,970
05/31/1997	6,699,780	6,230,620
06/30/1997	6,783,140	6,301,650
07/31/1997	6,758,684	6,278,335
08/31/1997	6,721,424	6,270,800
09/30/1997	6,895,854	6,410,010
10/31/1997	6,891,415	6,545,905
11/30/1997	6,834,927	6,467,350
12/31/1997	6,817,845	6,460,240
01/31/1998	6,851,128	6,524,840
02/28/1998	6,915,929	6,573,125
03/31/1998	6,961,654	6,523,825
04/30/1998	7,063,593	6,624,290
05/31/1998	7,059,363	6,652,775
06/30/1998	7,070,889	6,671,405
07/31/1998	7,130,372	6,689,415
08/31/1998	7,124,542	6,874,045
09/30/1998	7,491,180	7,232,870
10/31/1998	7,509,415	7,394,885
11/30/1998	7,456,893	7,311,325
12/31/1998	7,669,954	7,448,780
01/31/1999	7,718,892	7,387,700
02/28/1999	7,459,185	7,140,950
03/31/1999	7,441,983	7,158,800
04/30/1999	7,454,117	7,156,655
05/31/1999	7,250,125	7,030,695
06/30/1999	7,143,749	6,913,285
07/31/1999	7,296,476	7,065,375
08/31/1999	7,283,484	7,083,745
09/30/1999	7,400,295	7,185,750
10/31/1999	7,405,937	7,177,130
11/30/1999	7,291,664	7,091,720
12/31/1999	7,341,262	7,071,155
01/31/2000	7,098,375	6,931,855
02/29/2000	7,116,716	6,897,195
03/31/2000	7,307,538	7,097,905
04/30/2000	7,080,709	6,882,125
05/31/2000	7,153,212	6,932,365
06/30/2000	7,318,062	7,100,825
07/31/2000	7,239,595	6,989,340
08/31/2000	7,170,776	6,939,015
09/30/2000	7,191,731	6,925,140
10/31/2000	7,079,209	6,842,730
11/30/2000	7,190,025	6,984,375
12/31/2000	7,372,837	7,235,810
01/31/2001	7,432,281	7,230,820
02/28/2001	7,435,644	7,233,110
03/31/2001	7,247,001	7,031,525
04/30/2001	7,215,818	7,003,480
05/31/2001	7,190,664	6,983,170
06/30/2001	7,102,470	6,920,325
07/31/2001	7,390,315	7,095,410
08/31/2001	7,682,234	7,361,485
09/30/2001	7,717,058	7,413,750
10/31/2001	7,895,729	7,480,475
11/30/2001	7,741,256	7,369,765
12/31/2001	7,555,889	7,178,150
01/31/2002	7,477,602	7,063,300
02/28/2002	7,531,284	7,100,735
03/31/2002	7,501,945	7,069,495
04/30/2002	7,795,515	7,320,460
05/31/2002	7,998,468	7,519,575
06/30/2002	8,367,016	7,870,740
07/31/2002	8,449,841	7,957,320
08/31/2002	8,541,474	8,102,940
09/30/2002	8,665,954	8,198,555
10/31/2002	8,640,459	8,163,825
11/30/2002	8,706,745	8,166,560
12/31/2002	9,167,556	8,568,355
01/31/2003	9,334,426	8,680,410
02/28/2003	9,517,724	8,805,195
03/31/2003	9,519,422	8,827,170
04/30/2003	9,656,965	8,933,280
05/31/2003	10,060,918	9,320,565
06/30/2003	9,923,605	9,173,960
07/31/2003	9,604,102	8,886,930
08/31/2003	9,599,958	8,842,715
09/30/2003	10,156,655	9,342,420
10/31/2003	10,121,297	9,293,510
11/30/2003	10,287,733	9,440,890
12/31/2003	10,689,079	9,811,675
01/31/2004	10,728,563	9,843,605
02/29/2004	10,762,764	9,866,145
03/31/2004	10,932,509	10,005,315
04/30/2004	10,510,333	9,575,425
05/31/2004	10,590,781	9,643,600
06/30/2004	10,642,039	9,664,740
07/31/2004	10,580,374	9,604,820
08/31/2004	10,824,577	9,854,545
09/30/2004	10,949,794	9,979,695
10/31/2004	11,308,086	10,290,065
11/30/2004	11,709,056	10,599,800
12/31/2004	11,926,181	10,779,995
01/31/2005	11,730,670	10,639,855
02/28/2005	11,747,662	10,629,215
03/31/2005	11,621,340	10,499,540
04/30/2005	11,807,422	10,670,680
05/31/2005	11,537,918	10,441,260
06/30/2005	11,473,906	10,394,275
07/31/2005	11,365,279	10,270,585
08/31/2005	11,624,332	10,502,700
09/30/2005	11,351,896	10,253,785

COUNTRY ALLOCATION‡

United States	47.6%
Germany	19.0%
Japan	9.1%
Short-Term Instruments	7.9%
France	5.0%
Others	11.4%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PIGLX

Administrative Class: PADMX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception (11/23/93)**
Global Bond Fund (Unhedged) Institutional Class	-2.32%		3.67%	9.56%	6.88%	7.20%
Global Bond Fund (Unhedged) Administrative Class	-2.44%		3.41%	9.29%	6.63%	6.96%
JPMorgan Government Bond Indices Global FX NY Index Unhedged in USD	-2.34%		2.75%	8.17%	5.68%	6.26%
Lipper Global Income Fund Average	0.14%		4.68%	7.57%	6.33%	6.26%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$976.80	$975.60	$1,022.31	$1,021.01
Expenses Paid During Period†	$2.73	$4.01	$2.79	$4.10

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.81% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Institutional Class Shares returned –2.32%, performing in-line with its benchmark, the JPMorgan Government Bond Indices Global FX NY Index Unhedged in USD which returned –2.34% for the same period.

•	Euroland duration overweight relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period as investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

14  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the first Share Class launched by the Fund. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	JPMorgan Government Bond Indices Global Index Hedged in USD
09/30/1995	5,000,000	5,000,000
10/31/1995	5,079,400	5,061,026
11/30/1995	5,249,282	5,158,548
12/31/1995	5,334,708	5,215,303
01/31/1996	5,436,490	5,267,320
02/29/1996	5,333,197	5,192,381
03/31/1996	5,343,321	5,203,588
04/30/1996	5,411,129	5,232,726
05/31/1996	5,408,424	5,253,364
06/30/1996	5,460,345	5,302,633
07/31/1996	5,484,370	5,331,814
08/31/1996	5,618,737	5,375,077
09/30/1996	5,750,216	5,478,140
10/31/1996	5,873,845	5,576,424
11/30/1996	6,018,929	5,680,628
12/31/1996	6,003,280	5,666,757
01/31/1997	6,054,308	5,714,968
02/28/1997	6,096,083	5,740,047
03/31/1997	6,011,773	5,698,390
04/30/1997	6,083,120	5,767,451
05/31/1997	6,130,428	5,806,359
06/30/1997	6,235,482	5,891,702
07/31/1997	6,364,953	6,016,967
08/31/1997	6,341,529	5,996,667
09/30/1997	6,459,229	6,097,869
10/31/1997	6,383,806	6,165,281
11/30/1997	6,428,999	6,204,146
12/31/1997	6,500,624	6,280,819
01/31/1998	6,559,466	6,369,334
02/28/1998	6,596,641	6,395,301
03/31/1998	6,687,802	6,437,507
04/30/1998	6,719,004	6,469,056
05/31/1998	6,756,987	6,549,324
06/30/1998	6,789,348	6,595,928
07/31/1998	6,874,059	6,638,177
08/31/1998	6,802,481	6,789,620
09/30/1998	6,956,874	6,928,630
10/31/1998	6,843,727	6,948,042
11/30/1998	6,934,601	6,998,579
12/31/1998	6,997,201	6,999,805
01/31/1999	7,154,505	7,069,585
02/28/1999	7,046,815	6,974,516
03/31/1999	7,092,910	7,039,686
04/30/1999	7,163,065	7,105,744
05/31/1999	7,055,175	7,061,635
06/30/1999	6,970,719	6,982,382
07/31/1999	6,965,894	6,968,468
08/31/1999	6,936,305	6,975,192
09/30/1999	6,972,759	7,010,463
10/31/1999	6,993,488	7,023,869
11/30/1999	6,984,987	7,047,044
12/31/1999	7,017,208	7,047,171
01/31/2000	6,988,075	7,051,273
02/29/2000	7,071,942	7,122,153
03/31/2000	7,171,694	7,240,525
04/30/2000	7,183,729	7,256,553
05/31/2000	7,210,193	7,299,478
06/30/2000	7,290,433	7,363,422
07/31/2000	7,351,732	7,419,542
08/31/2000	7,372,537	7,453,966
09/30/2000	7,458,243	7,497,272
10/31/2000	7,480,810	7,560,497
11/30/2000	7,571,122	7,703,271
12/31/2000	7,663,232	7,808,279
01/31/2001	7,827,804	7,890,069
02/28/2001	7,899,134	7,967,039
03/31/2001	8,023,091	8,016,392
04/30/2001	7,975,146	7,945,301
05/31/2001	8,007,075	7,980,825
06/30/2001	7,981,363	8,025,400
07/31/2001	8,214,623	8,136,794
08/31/2001	8,295,831	8,218,119
09/30/2001	8,352,022	8,276,354
10/31/2001	8,587,250	8,451,607
11/30/2001	8,525,457	8,364,488
12/31/2001	8,493,372	8,288,491
01/31/2002	8,535,271	8,311,709
02/28/2002	8,579,152	8,340,466
03/31/2002	8,491,837	8,248,907
04/30/2002	8,619,987	8,356,791
05/31/2002	8,647,438	8,378,063
06/30/2002	8,727,738	8,489,245
07/31/2002	8,807,790	8,603,515
08/31/2002	8,904,021	8,732,925
09/30/2002	9,042,770	8,870,328
10/31/2002	9,041,810	8,839,286
11/30/2002	9,090,407	8,827,953
12/31/2002	9,282,167	8,984,555
01/31/2003	9,381,750	9,028,453
02/28/2003	9,519,313	9,118,237
03/31/2003	9,485,273	9,098,445
04/30/2003	9,528,827	9,125,341
05/31/2003	9,685,829	9,304,401
06/30/2003	9,651,570	9,252,214
07/31/2003	9,463,397	9,068,080
08/31/2003	9,459,446	9,033,655
09/30/2003	9,616,412	9,177,782
10/31/2003	9,524,980	9,077,722
11/30/2003	9,544,989	9,087,026
12/31/2003	9,647,540	9,172,031
01/31/2004	9,691,700	9,222,526
02/29/2004	9,801,293	9,317,596
03/31/2004	9,862,939	9,358,110
04/30/2004	9,785,161	9,228,827
05/31/2004	9,775,021	9,208,739
06/30/2004	9,784,528	9,209,416
07/31/2004	9,828,552	9,259,319
08/31/2004	9,958,900	9,406,618
09/30/2004	9,987,941	9,454,153
10/31/2004	10,068,390	9,518,350
11/30/2004	10,159,090	9,550,406
12/31/2004	10,236,794	9,619,340
01/31/2005	10,307,524	9,708,870
02/28/2005	10,272,038	9,653,850
03/31/2005	10,344,993	9,702,569
04/30/2005	10,472,199	9,837,942
05/31/2005	10,548,819	9,930,516
06/30/2005	10,636,802	10,027,278
07/31/2005	10,600,158	9,959,105
08/31/2005	10,699,638	10,060,560
09/30/2005	10,666,368	10,019,327

COUNTRY ALLOCATION‡

United States	47.7%
Germany	17.4%
Japan	10.2%
France	7.9%
Others	16.8%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PGBIX

Administrative Class: PGDAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (10/02/95)**
Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	3.11%		6.79%	7.41%	7.96%
Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	2.96%		6.51%	7.10%	7.67%
JPMorgan Government Bond Indices Global Index Hedged in USD	3.26%		5.98%	5.97%	7.20%
Lipper Global Income Fund Average	0.14%		4.68%	7.57%	6.33%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,031.10	$1,029.60	$1,022.31	$1,021.06
Expenses Paid During Period†	$2.80	$4.07	$2.79	$4.05

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Institutional Class Shares returned 3.11%, moderately underperforming its benchmark, the JPMorgan Government Bond Indices Global Index Hedged in USD, which returned 3.26% for the same period.

•	Euroland duration overweight relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period as investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

09.30.05  |  PIMCO Funds Semi-Annual Report  15

PIMCO GNMA Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	GNMA Fund Institutional Class	Lehman Brothers GNMA Index
07/31/1997	5,000,000	5,000,000
08/31/1997	5,018,286	4,989,337
09/30/1997	5,111,651	5,055,583
10/31/1997	5,159,820	5,108,308
11/30/1997	5,172,284	5,123,990
12/31/1997	5,218,267	5,170,241
01/31/1998	5,260,371	5,220,145
02/28/1998	5,285,796	5,231,813
03/31/1998	5,293,096	5,253,935
04/30/1998	5,311,809	5,284,438
05/31/1998	5,351,927	5,320,546
06/30/1998	5,392,191	5,342,972
07/31/1998	5,408,563	5,373,010
08/31/1998	5,477,311	5,415,391
09/30/1998	5,543,973	5,479,473
10/31/1998	5,519,699	5,474,726
11/30/1998	5,498,845	5,505,690
12/31/1998	5,536,600	5,528,299
01/31/1999	5,578,414	5,567,556
02/28/1999	5,528,744	5,549,893
03/31/1999	5,595,411	5,583,509
04/30/1999	5,622,757	5,610,300
05/31/1999	5,662,331	5,582,000
06/30/1999	5,653,531	5,559,755
07/31/1999	5,659,351	5,523,329
08/31/1999	5,658,931	5,521,445
09/30/1999	5,722,084	5,610,299
10/31/1999	5,740,102	5,643,667
11/30/1999	5,736,548	5,646,093
12/31/1999	5,694,838	5,634,755
01/31/2000	5,747,671	5,583,844
02/29/2000	5,792,796	5,655,255
03/31/2000	5,884,367	5,744,636
04/30/2000	5,873,635	5,739,574
05/31/2000	5,882,556	5,760,408
06/30/2000	5,950,810	5,866,692
07/31/2000	5,991,510	5,897,650
08/31/2000	6,047,328	5,986,789
09/30/2000	6,090,882	6,042,466
10/31/2000	6,147,435	6,087,180
11/30/2000	6,286,860	6,173,009
12/31/2000	6,355,420	6,260,666
01/31/2001	6,457,728	6,362,715
02/28/2001	6,575,949	6,391,347
03/31/2001	6,647,112	6,429,695
04/30/2001	6,647,008	6,440,625
05/31/2001	6,718,310	6,494,083
06/30/2001	6,782,014	6,512,915
07/31/2001	6,941,037	6,624,287
08/31/2001	6,997,445	6,672,644
09/30/2001	7,097,376	6,763,391
10/31/2001	7,182,775	6,853,345
11/30/2001	7,139,375	6,796,272
12/31/2001	7,123,734	6,775,882
01/31/2002	7,203,175	6,843,642
02/28/2002	7,276,553	6,913,447
03/31/2002	7,202,868	6,847,769
04/30/2002	7,335,519	6,968,290
05/31/2002	7,382,074	7,014,281
06/30/2002	7,447,847	7,070,460
07/31/2002	7,542,393	7,153,184
08/31/2002	7,617,287	7,203,256
09/30/2002	7,662,843	7,262,323
10/31/2002	7,677,465	7,285,778
11/30/2002	7,693,756	7,292,503
12/31/2002	7,770,487	7,365,149
01/31/2003	7,785,131	7,384,077
02/28/2003	7,825,763	7,421,569
03/31/2003	7,827,950	7,426,748
04/30/2003	7,865,878	7,444,423
05/31/2003	7,881,827	7,444,644
06/30/2003	7,911,748	7,467,264
07/31/2003	7,760,708	7,344,124
08/31/2003	7,833,409	7,391,862
09/30/2003	7,949,976	7,498,711
10/31/2003	7,931,464	7,479,086
11/30/2003	7,976,454	7,504,615
12/31/2003	8,030,331	7,575,233
01/31/2004	8,081,569	7,613,042
02/29/2004	8,137,116	7,663,732
03/31/2004	8,154,722	7,695,222
04/30/2004	8,054,936	7,573,999
05/31/2004	8,038,337	7,558,110
06/30/2004	8,104,907	7,625,461
07/31/2004	8,166,716	7,687,243
08/31/2004	8,259,474	7,794,163
09/30/2004	8,278,139	7,810,350
10/31/2004	8,331,995	7,871,997
11/30/2004	8,314,879	7,853,395
12/31/2004	8,362,012	7,904,980
01/31/2005	8,401,715	7,949,776
02/28/2005	8,383,674	7,924,550
03/31/2005	8,376,531	7,909,285
04/30/2005	8,453,211	7,989,635
05/31/2005	8,506,897	8,047,347
06/30/2005	8,533,872	8,070,961
07/31/2005	8,509,306	8,040,507
08/31/2005	8,585,477	8,106,992
09/30/2005	8,555,734	8,074,667

SECTOR BREAKDOWN‡

U.S. Government Agencies	90.0%
Short-Term Instruments	9.0%
Other	1.0%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PDMIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (07/31/97)
GNMA Fund Institutional Class	2.14%		3.35%	7.03%	6.80%
Lehman Brothers GNMA Index	2.09%		3.38%	5.97%	6.04%
Lipper GNMA Fund Average	1.56%		2.29%	5.22%	5.22%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,021.40	$1,022.51
Expenses Paid During Period†	$2.58	$2.59

†	Expenses are equal to the expense ratio of 0.51% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	For the six-month period ended September 30, 2005, the Fund’s Institutional Class Shares returned 2.14%, moderately outperforming the 2.09% return of the benchmark Lehman Brothers GNMA Index.

•	Tactical adjustments to duration exposure, or sensitivity to changes in market interest rates, were neutral for performance as Treasury yields were volatile over the six-month period; ten-year rates ended the period at 4.32%, compared to 4.48% on March 31, 2005.

•	A consistent overweight to 30-year GNMA mortgages was neutral for returns, as performance varied throughout the six-month period, closing the period approximately equal with the index.

•	An underweight to 15-year issues was a slight negative; the shorter duration of these issues helped them weather the volatile interest rate environment.

•	Commercial mortgage-backed securities and asset-backed securities (“ABS”) aided returns as their more stable structures better withstood the market impact of hurricanes, $3 per gallon gas prices and a record level of ABS issuance.

16  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO High Yield Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	High Yield Fund Institutional Class	Merrill Lynch US High Yield, BB-B Rated, Constrained Index	Merrill Lynch US High Yield, BB-B Rated Index
12/31/1992	5,000,000	5,000,000	5,000,000
01/31/1993	5,113,886	5,120,600	5,120,600
02/28/1993	5,208,126	5,215,995	5,215,995
03/31/1993	5,313,333	5,305,555	5,305,555
04/30/1993	5,369,686	5,343,540	5,343,545
05/31/1993	5,409,077	5,412,045	5,412,045
06/30/1993	5,556,254	5,513,035	5,513,035
07/31/1993	5,595,567	5,566,180	5,566,180
08/31/1993	5,658,345	5,617,165	5,617,170
09/30/1993	5,686,689	5,644,410	5,644,410
10/31/1993	5,839,376	5,750,465	5,750,470
11/30/1993	5,884,380	5,776,805	5,776,805
12/31/1993	5,935,129	5,831,975	5,831,975
01/31/1994	6,061,596	5,955,085	5,955,090
02/28/1994	6,060,370	5,909,885	5,909,950
03/31/1994	5,879,246	5,718,940	5,719,000
04/30/1994	5,828,068	5,651,170	5,651,170
05/31/1994	5,870,524	5,628,905	5,628,905
06/30/1994	5,878,587	5,649,335	5,649,340
07/31/1994	5,934,013	5,691,650	5,691,650
08/31/1994	5,984,086	5,729,385	5,729,390
09/30/1994	6,025,467	5,726,235	5,726,235
10/31/1994	6,028,706	5,740,490	5,740,495
11/30/1994	6,004,787	5,694,625	5,694,630
12/31/1994	6,077,394	5,761,365	5,761,370
01/31/1995	6,137,436	5,849,745	5,849,750
02/28/1995	6,305,367	6,031,145	6,031,150
03/31/1995	6,397,464	6,111,905	6,111,905
04/30/1995	6,537,390	6,253,090	6,253,090
05/31/1995	6,727,023	6,452,000	6,452,000
06/30/1995	6,781,902	6,504,455	6,504,455
07/31/1995	6,872,762	6,569,240	6,569,240
08/31/1995	6,925,387	6,619,890	6,619,890
09/30/1995	7,022,543	6,697,010	6,697,010
10/31/1995	7,125,446	6,755,205	6,755,210
11/30/1995	7,212,331	6,823,165	6,823,165
12/31/1995	7,334,202	6,933,085	6,933,090
01/31/1996	7,453,084	7,034,930	7,034,935
02/29/1996	7,460,951	7,035,075	7,035,075
03/31/1996	7,402,000	7,012,350	7,012,350
04/30/1996	7,434,433	7,010,595	7,010,600
05/31/1996	7,459,688	7,055,955	7,055,960
06/30/1996	7,490,201	7,102,100	7,102,105
07/31/1996	7,557,060	7,147,415	7,147,415
08/31/1996	7,680,144	7,218,670	7,218,675
09/30/1996	7,858,765	7,379,865	7,379,870
10/31/1996	7,937,607	7,470,860	7,470,860
11/30/1996	8,110,110	7,621,245	7,621,250
12/31/1996	8,191,022	7,677,265	7,677,265
01/31/1997	8,275,049	7,735,920	7,739,220
02/28/1997	8,402,615	7,840,820	7,844,555
03/31/1997	8,292,841	7,733,950	7,732,845
04/30/1997	8,381,534	7,829,390	7,811,410
05/31/1997	8,572,658	8,000,615	7,974,905
06/30/1997	8,699,809	8,121,425	8,098,755
07/31/1997	8,924,236	8,342,650	8,326,170
08/31/1997	8,921,803	8,327,890	8,306,600
09/30/1997	9,072,091	8,463,715	8,445,570
10/31/1997	9,081,530	8,499,515	8,488,050
11/30/1997	9,168,890	8,575,240	8,564,870
12/31/1997	9,273,057	8,661,250	8,654,800
01/31/1998	9,432,639	8,789,700	8,782,720
02/28/1998	9,483,456	8,830,750	8,823,735
03/31/1998	9,557,939	8,907,400	8,898,910
04/30/1998	9,581,967	8,942,315	8,935,310
05/31/1998	9,631,622	9,009,290	8,997,140
06/30/1998	9,702,825	9,059,025	9,047,885
07/31/1998	9,806,262	9,115,285	9,104,525
08/31/1998	9,412,663	8,708,925	8,701,920
09/30/1998	9,532,027	8,765,970	8,761,530
10/31/1998	9,438,479	8,595,120	8,593,045
11/30/1998	9,836,791	8,998,405	8,994,600
12/31/1998	9,879,676	8,995,620	8,990,460
01/31/1999	10,010,006	9,094,930	9,089,985
02/28/1999	9,927,890	9,034,725	9,029,900
03/31/1999	10,010,332	9,135,460	9,131,395
04/30/1999	10,178,603	9,268,385	9,265,630
05/31/1999	9,984,753	9,176,810	9,170,750
06/30/1999	9,982,745	9,156,895	9,153,415
07/31/1999	10,010,514	9,168,710	9,167,240
08/31/1999	9,972,088	9,087,845	9,091,240
09/30/1999	9,978,381	9,076,030	9,077,515
10/31/1999	9,966,545	9,041,360	9,043,380
11/30/1999	10,104,777	9,148,865	9,152,190
12/31/1999	10,158,157	9,218,850	9,222,465
01/31/2000	10,112,740	9,175,245	9,178,010
02/29/2000	10,137,614	9,178,175	9,182,230
03/31/2000	9,935,905	9,035,730	9,040,275
04/30/2000	9,958,025	9,043,955	9,049,135
05/31/2000	9,908,672	8,947,995	8,953,575
06/30/2000	10,098,829	9,143,960	9,149,660
07/31/2000	10,178,729	9,189,130	9,194,765
08/31/2000	10,325,854	9,294,165	9,300,965
09/30/2000	10,294,967	9,210,890	9,218,280
10/31/2000	10,085,655	8,940,640	8,947,910
11/30/2000	9,895,109	8,625,215	8,632,680
12/31/2000	10,113,001	8,858,610	8,866,280
01/31/2001	10,530,435	9,411,650	9,420,335
02/28/2001	10,642,311	9,527,885	9,536,675
03/31/2001	10,517,025	9,355,045	9,363,490
04/30/2001	10,438,828	9,258,690	9,268,920
05/31/2001	10,558,600	9,401,640	9,410,175
06/30/2001	10,394,083	9,182,585	9,191,765
07/31/2001	10,556,027	9,318,025	9,328,450
08/31/2001	10,647,779	9,399,560	9,409,885
09/30/2001	10,220,694	8,833,235	8,841,340
10/31/2001	10,447,685	9,117,755	9,128,860
11/30/2001	10,634,566	9,415,360	9,428,380
12/31/2001	10,618,130	9,339,375	9,345,030
01/31/2002	10,640,592	9,385,975	9,390,820
02/28/2002	10,537,787	9,304,505	9,304,145
03/31/2002	10,630,020	9,508,370	9,504,740
04/30/2002	10,725,786	9,636,730	9,629,730
05/31/2002	10,639,337	9,621,985	9,611,335
06/30/2002	10,106,683	9,102,300	8,912,975
07/31/2002	9,527,204	8,779,440	8,566,175
08/31/2002	9,916,153	9,029,130	8,836,605
09/30/2002	9,673,118	8,909,405	8,702,380
10/31/2002	9,749,024	8,827,350	8,623,015
11/30/2002	10,350,642	9,340,395	9,124,440
12/31/2002	10,527,512	9,441,930	9,224,080
01/31/2003	10,791,936	9,649,560	9,430,885
02/28/2003	10,953,828	9,761,980	9,540,000
03/31/2003	11,223,287	9,981,335	9,756,175
04/30/2003	11,789,757	10,460,240	10,226,520
05/31/2003	11,909,108	10,530,535	10,294,835
06/30/2003	12,144,452	10,798,640	10,559,720
07/31/2003	11,871,444	10,627,915	10,384,430
08/31/2003	12,062,755	10,746,095	10,503,540
09/30/2003	12,331,441	11,016,680	10,764,235
10/31/2003	12,555,013	11,217,190	10,960,900
11/30/2003	12,676,103	11,359,425	11,100,870
12/31/2003	13,022,288	11,602,740	11,340,870
01/31/2004	13,134,396	11,752,535	11,487,280
02/29/2004	13,072,378	11,778,035	11,512,210
03/31/2004	13,141,290	11,882,395	11,614,205
04/30/2004	13,018,494	11,781,990	11,516,065
05/31/2004	12,837,284	11,593,120	11,331,465
06/30/2004	12,993,528	11,740,125	11,475,145
07/31/2004	13,198,949	11,925,035	11,655,880
08/31/2004	13,472,477	12,146,600	11,872,445
09/30/2004	13,674,952	12,310,580	12,032,725
10/31/2004	13,950,458	12,527,615	12,244,860
11/30/2004	14,041,238	12,604,035	12,319,680
12/31/2004	14,252,902	12,754,775	12,467,145
01/31/2005	14,258,260	12,764,475	12,475,870
02/28/2005	14,463,688	12,938,070	12,646,415
03/31/2005	14,100,234	12,591,330	12,306,230
04/30/2005	14,009,619	12,522,080	12,237,065
05/31/2005	14,337,732	12,749,980	12,460,515
06/30/2005	14,567,011	12,950,790	12,681,814
07/31/2005	14,745,209	13,103,740	12,853,399
08/31/2005	14,834,765	13,161,135	12,896,329
09/30/2005	14,731,755	13,061,240	12,781,036

SECTOR BREAKDOWN‡

Industrials	53.2%
Utilities	17.2%
Banking & Finance	12.6%
Sovereign Issues	5.6%
Other	11.4%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PHIYX

Administrative Class: PHYAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception (12/15/92)**
High Yield Fund Institutional Class	4.48%		7.73%	7.43%	7.69%	8.84%
High Yield Fund Administrative Class	4.35%		7.46%	7.17%	7.43%	8.57%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index	3.73%		6.10%	7.24%	6.91%	7.82%
Merrill Lynch US High Yield, BB-B Rated, Index	3.86%		6.22%	6.75%	6.68%	7.64%
Lipper High Current Yield Fund Average	3.19%		6.06%	5.80%	5.64%	6.54%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The Fund has changed its primary benchmark from the Merrill Lynch US High Yield, BB-B Rated, Index (the “Unconstrained Index”) to the Merrill Lynch US High Yield, BB-B Rated, Constrained Index (the “Constrained Index”). This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,044.80	$1,043.50	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.56	$3.84	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Institutional Class Shares returned 4.48% for the six-month period ended September 30, 2005 outperforming the 3.73% return of the Merrill Lynch US High Yield, BB-B Rated, Constrained Index for the same period.

•	An overweight to telecom, one of the top-performing sectors, coupled with strong security selection in the industry category contributed significantly to outperformance over the period.

•	As construction activity slowed, placing building products among the worst-performing high-yield industries, an underweight to the sector helped relative performance.

•	The Transportation sector underperformed over the period, weighed down by airlines. Our emphasis on higher-quality securitized bonds in the sector proved to be beneficial.

•	While an overweight to energy was positive, as the sector rallied alongside a surge in energy prices, security selection in the sector detracted from returns.

•	As metals and mining bonds outperformed over the period, an underweight to the sector was a negative for relative performance.

•	Exposure to emerging market sovereign debt added significantly to returns as these bonds outperformed high-yield by about 6.50%.

•	Modest exposure to BBB-rated issues was a detriment to relative performance, as these bonds underperformed the high-yield market by about 1.60% during the period.

•	An underweight to the Finance sector detracted from returns as these bonds outperformed over the period.

09.30.05  |  PIMCO Funds Semi-Annual Report  17

PIMCO Investment Grade Corporate Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Investment Grade Corporate Bond Fund Institutional Class	Lehman Brothers Credit Investment Grade Index
04/30/2000	5,000,000	5,000,000
05/31/2000	5,014,761	4,981,500
06/30/2000	5,128,394	5,106,535
07/31/2000	5,184,004	5,168,324
08/31/2000	5,264,388	5,235,512
09/30/2000	5,297,559	5,263,260
10/31/2000	5,317,541	5,268,524
11/30/2000	5,424,989	5,337,015
12/31/2000	5,563,978	5,440,553
01/31/2001	5,642,326	5,589,624
02/28/2001	5,736,175	5,638,254
03/31/2001	5,749,969	5,673,211
04/30/2001	5,686,680	5,652,787
05/31/2001	5,737,457	5,704,793
06/30/2001	5,744,342	5,733,317
07/31/2001	5,953,968	5,882,957
08/31/2001	6,059,316	5,961,788
09/30/2001	5,983,609	5,952,846
10/31/2001	6,107,077	6,100,476
11/30/2001	6,081,896	6,047,484
12/31/2001	6,069,349	6,005,757
01/31/2002	6,095,819	6,056,805
02/28/2002	6,151,204	6,102,837
03/31/2002	6,115,274	5,989,935
04/30/2002	6,226,317	6,073,195
05/31/2002	6,250,468	6,153,361
06/30/2002	6,270,463	6,163,349
07/31/2002	6,212,479	6,160,267
08/31/2002	6,454,385	6,319,818
09/30/2002	6,434,531	6,439,894
10/31/2002	6,482,306	6,365,346
11/30/2002	6,576,724	6,447,852
12/31/2002	6,764,990	6,637,928
01/31/2003	6,813,294	6,659,487
02/28/2003	6,942,379	6,792,647
03/31/2003	6,963,326	6,797,563
04/30/2003	7,146,390	6,923,284
05/31/2003	7,387,457	7,141,717
06/30/2003	7,371,256	7,124,125
07/31/2003	7,012,097	6,820,352
08/31/2003	7,089,786	6,873,766
09/30/2003	7,347,828	7,113,878
10/31/2003	7,304,590	7,038,094
11/30/2003	7,351,138	7,070,385
12/31/2003	7,467,130	7,149,204
01/31/2004	7,543,636	7,221,437
02/29/2004	7,636,622	7,312,236
03/31/2004	7,719,693	7,382,939
04/30/2004	7,481,875	7,150,306
05/31/2004	7,411,975	7,100,125
06/30/2004	7,450,878	7,130,005
07/31/2004	7,543,160	7,217,990
08/31/2004	7,735,813	7,388,389
09/30/2004	7,784,238	7,429,850
10/31/2004	7,876,891	7,501,795
11/30/2004	7,815,337	7,426,572
12/31/2004	7,916,582	7,523,571
01/31/2005	7,971,611	7,583,190
02/28/2005	7,929,154	7,538,497
03/31/2005	7,828,978	7,444,645
04/30/2005	7,933,417	7,544,494
05/31/2005	8,051,984	7,650,103
06/30/2005	8,126,079	7,710,893
07/31/2005	8,049,980	7,633,490
08/31/2005	8,178,726	7,749,584
09/30/2005	8,055,810	7,633,501

SECTOR BREAKDOWN‡

Banking & Finance	27.7%
Industrials	26.5%
Short-Term Instruments	17.0%
Utilities	13.6%
U.S. Government Agencies	7.9%
Other	7.3%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PIGIX

Administrative Class: PGCAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (04/28/00)
Investment Grade Corporate Bond Fund Institutional Class	2.90%		3.49%	8.74%	9.19%
Investment Grade Corporate Bond Fund Administrative Class	2.77%		3.22%	8.47%	8.92%
Lehman Brothers Credit Investment Grade Index	2.54%		2.74%	7.72%	8.12%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%		2.42%	5.99%	6.40%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,029.00	$1,027.70	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.54	$3.81	$2.54	$3.81

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities.

•	The Fund’s Institutional Class Shares returned 2.90% for the six-month period ended September 30, 2005, outperforming its benchmark, the Lehman Brothers Credit Investment Grade Index, which returned 2.54% over the same period.

•	Duration positioning was a slight negative for the portfolio. In particular, our largest overweight of the six-month period coincided with an increase in rates.

•	A near-index quality profile was neutral for performance. However, small allocations to below-investment grade securities added to returns, as lower-quality issues outperformed higher-quality investment grade securities.

•	An emphasis on treasuries boosted performance as U.S. government securities mildly outperformed the overall investment grade credit market.

•	An overweight to sovereigns contributed to excess returns. The sector outperformed, as emerging market credit fundamentals continued to improve.

•	A fairly neutral exposure to consumer cyclicals and an underweight to the Automotive sector benefited the Fund’s returns.

•	An underweight to consumer non-cyclical sectors, especially pharmaceutical companies, slightly dampened returns as this industry outperformed.

•	Overall below-index exposure to non-corporate credits, including supranationals and foreign local governments, also hurt the portfolio.

18  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Long-Term U.S. Government Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Long-Term U.S. Government Fund Institutional Class	Lehman Brothers Long-Term Treasury Index
06/30/1991	5,000,000	5,000,000
07/31/1991	5,068,858	5,074,501
08/31/1991	5,265,511	5,249,571
09/30/1991	5,442,627	5,414,932
10/31/1991	5,470,292	5,426,845
11/30/1991	5,543,810	5,457,236
12/31/1991	5,909,199	5,782,486
01/31/1992	5,742,566	5,600,917
02/29/1992	5,771,828	5,633,962
03/31/1992	5,753,678	5,571,988
04/30/1992	5,725,465	5,566,416
05/31/1992	5,930,074	5,721,163
06/30/1992	6,016,162	5,804,119
07/31/1992	6,300,744	6,045,570
08/31/1992	6,427,326	6,087,285
09/30/1992	6,540,767	6,183,464
10/31/1992	6,378,211	6,053,611
11/30/1992	6,445,336	6,076,615
12/31/1992	6,614,191	6,243,115
01/31/1993	6,790,743	6,421,044
02/28/1993	7,063,398	6,635,507
03/31/1993	7,101,318	6,652,095
04/30/1993	7,156,851	6,703,316
05/31/1993	7,184,508	6,725,437
06/30/1993	7,540,954	7,009,924
07/31/1993	7,650,608	7,122,783
08/31/1993	7,942,707	7,409,119
09/30/1993	7,968,888	7,435,051
10/31/1993	8,009,725	7,488,582
11/30/1993	7,792,708	7,296,874
12/31/1993	7,842,784	7,320,224
01/31/1994	8,022,521	7,495,910
02/28/1994	7,708,576	7,188,578
03/31/1994	7,394,709	6,873,000
04/30/1994	7,268,749	6,791,898
05/31/1994	7,328,147	6,747,072
06/30/1994	7,204,147	6,682,974
07/31/1994	7,383,262	6,909,528
08/31/1994	7,399,583	6,858,397
09/30/1994	7,168,768	6,642,358
10/31/1994	7,121,957	6,619,109
11/30/1994	7,100,568	6,658,162
12/31/1994	7,262,933	6,760,697
01/31/1995	7,452,733	6,934,447
02/28/1995	7,710,914	7,131,386
03/31/1995	7,801,105	7,192,715
04/30/1995	7,935,072	7,320,745
05/31/1995	8,543,055	7,882,247
06/30/1995	8,640,810	7,973,681
07/31/1995	8,491,696	7,846,101
08/31/1995	8,683,521	8,020,286
09/30/1995	8,870,756	8,167,858
10/31/1995	9,089,506	8,396,559
11/30/1995	9,312,996	8,606,473
12/31/1995	9,556,137	8,835,405
01/31/1996	9,571,150	8,835,405
02/29/1996	9,125,460	8,408,654
03/31/1996	8,958,096	8,241,322
04/30/1996	8,759,342	8,103,692
05/31/1996	8,770,736	8,061,553
06/30/1996	8,946,985	8,233,264
07/31/1996	8,917,924	8,236,557
08/31/1996	8,856,205	8,133,600
09/30/1996	9,102,550	8,358,088
10/31/1996	9,493,242	8,686,561
11/30/1996	9,850,638	8,976,691
12/31/1996	9,623,943	8,758,559
01/31/1997	9,575,922	8,696,373
02/28/1997	9,597,964	8,699,851
03/31/1997	9,359,341	8,477,135
04/30/1997	9,569,998	8,681,434
05/31/1997	9,684,036	8,778,666
06/30/1997	9,874,998	8,948,094
07/31/1997	10,423,699	9,473,347
08/31/1997	10,161,452	9,209,988
09/30/1997	10,426,645	9,463,263
10/31/1997	10,781,376	9,782,175
11/30/1997	10,883,554	9,912,278
12/31/1997	11,069,810	10,078,804
01/31/1998	11,275,676	10,283,404
02/28/1998	11,199,106	10,209,364
03/31/1998	11,253,029	10,230,803
04/30/1998	11,317,967	10,268,657
05/31/1998	11,538,499	10,464,788
06/30/1998	11,808,620	10,707,571
07/31/1998	11,801,190	10,662,600
08/31/1998	12,299,503	11,143,483
09/30/1998	12,790,684	11,551,334
10/31/1998	12,445,120	11,376,910
11/30/1998	12,490,034	11,464,511
12/31/1998	12,553,589	11,440,436
01/31/1999	12,648,960	11,543,400
02/28/1999	12,075,284	10,975,465
03/31/1999	12,125,895	10,950,221
04/30/1999	12,144,248	10,965,551
05/31/1999	11,925,741	10,793,392
06/30/1999	11,815,424	10,678,982
07/31/1999	11,747,539	10,627,723
08/31/1999	11,656,627	10,586,275
09/30/1999	11,776,118	10,664,613
10/31/1999	11,801,074	10,671,012
11/30/1999	11,726,422	10,598,449
12/31/1999	11,550,921	10,440,533
01/31/2000	11,603,539	10,589,832
02/29/2000	11,954,401	10,909,645
03/31/2000	12,278,301	11,282,755
04/30/2000	12,209,784	11,192,492
05/31/2000	12,144,660	11,152,200
06/30/2000	12,517,549	11,394,202
07/31/2000	12,743,435	11,590,183
08/31/2000	13,029,801	11,854,439
09/30/2000	12,879,241	11,711,000
10/31/2000	13,106,842	11,893,691
11/30/2000	13,540,593	12,269,532
12/31/2000	13,905,213	12,557,866
01/31/2001	13,985,665	12,579,214
02/28/2001	14,260,279	12,794,319
03/31/2001	14,183,961	12,730,348
04/30/2001	13,761,111	12,384,082
05/31/2001	13,838,073	12,400,182
06/30/2001	13,958,266	12,506,822
07/31/2001	14,554,786	12,972,076
08/31/2001	14,877,021	13,249,679
09/30/2001	15,018,954	13,349,052
10/31/2001	15,721,338	14,004,491
11/30/2001	15,035,222	13,338,725
12/31/2001	14,672,563	13,087,957
01/31/2002	15,010,337	13,256,792
02/28/2002	15,200,756	13,410,571
03/31/2002	14,541,130	12,868,783
04/30/2002	15,195,082	13,357,797
05/31/2002	15,278,807	13,399,206
06/30/2002	15,579,617	13,639,773
07/31/2002	16,052,436	14,059,878
08/31/2002	16,696,221	14,674,295
09/30/2002	17,340,061	15,285,851
10/31/2002	16,810,632	14,846,775
11/30/2002	16,642,980	14,682,652
12/31/2002	17,442,664	15,284,066
01/31/2003	17,326,557	15,232,415
02/28/2003	17,915,068	15,693,487
03/31/2003	17,702,396	15,496,155
04/30/2003	17,916,414	15,653,492
05/31/2003	18,828,278	16,533,692
06/30/2003	18,541,218	16,281,448
07/31/2003	16,886,706	14,825,323
08/31/2003	17,164,987	15,061,699
09/30/2003	18,188,397	15,845,833
10/31/2003	17,787,606	15,404,985
11/30/2003	17,869,352	15,479,505
12/31/2003	18,090,027	15,663,608
01/31/2004	18,375,830	15,932,256
02/29/2004	18,814,639	16,249,760
03/31/2004	19,140,150	16,496,467
04/30/2004	18,030,492	15,571,022
05/31/2004	17,822,726	15,494,494
06/30/2004	17,983,092	15,636,264
07/31/2004	18,362,492	15,900,742
08/31/2004	19,061,737	16,490,806
09/30/2004	19,172,249	16,630,150
10/31/2004	19,426,636	16,874,804
11/30/2004	18,960,543	16,499,204
12/31/2004	19,403,171	16,870,415
01/31/2005	19,787,284	17,295,779
02/28/2005	19,490,969	17,072,549
03/31/2005	19,365,196	16,958,636
04/30/2005	19,992,661	17,538,752
05/31/2005	20,515,361	17,994,098
06/30/2005	20,794,172	18,263,729
07/31/2005	20,217,624	17,784,704
08/31/2005	20,821,465	18,302,482
09/30/2005	20,193,077	17,776,992

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	38.1%
U.S. Government Agencies	23.9%
Short-Term Instruments	22.7%
Asset-Backed Securities	7.7%
Other	7.6%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PGOVX

Administrative Class: PLGBX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception (07/01/91)**
Long-Term U.S. Government Fund Institutional Class	4.28%		5.32%	9.41%	8.57%	10.29%
Long-Term U.S. Government Fund Administrative Class	4.15%		5.06%	9.14%	8.30%	10.03%
Lehman Brothers Long-Term Treasury Index	4.83%		6.90%	8.71%	8.09%	9.31%
Lipper General U.S. Government Fund Average	1.95%		2.31%	5.36%	5.37%	6.24%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,042.80	$1,041.50	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.56	$3.84	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $2.43 and $3.71 for Institutional and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $2.41 and $3.67 for Institutional and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

PORTFOLIO INSIGHTS

•	The Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s Institutional Class Shares underperformed the benchmark Lehman Brothers Long-Term Treasury Index by 0.55%, returning 4.28% for the six-month period ended September 30, 2005 compared to the benchmark’s 4.83% return during the same period.

•	The Fund’s emphasis on the intermediate portion of the curve was negative for performance over the six-month period. The yield curve flattened and rotated around the 5 1/2 year point of the curve: the six-month yield rallied nearly 0.80% whereas 30-year Treasuries fell 0.19%.

•	The duration and curve positioning of the Fund were both negative contributors to the performance versus the Index.

•	The Fund’s exposure to longer-duration structured mortgages was a positive, as this sector’s relatively high yield more than offset wider yield premiums.

•	A small allocation to longer-duration corporate bonds was negative as credit spreads on longer maturities widened during the six-month period.

•	PIMCO’s tactical allocation to real return bonds was a negative for the Fund as Treasury Inflation Protected Securities (“TIPS”) underperformed nominal bonds over the six-month period.

09.30.05  |  PIMCO Funds Semi-Annual Report  19

PIMCO Low Duration Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Low Duration Fund Institutional Class	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	5,000,000	5,000,000
06/30/1987	5,046,628	5,054,486
07/31/1987	5,065,090	5,079,247
08/31/1987	5,064,335	5,083,277
09/30/1987	5,052,060	5,063,694
10/31/1987	5,133,989	5,175,497
11/30/1987	5,191,951	5,206,753
12/31/1987	5,222,390	5,239,924
01/31/1988	5,308,798	5,323,917
02/29/1988	5,347,411	5,367,579
03/31/1988	5,380,986	5,378,053
04/30/1988	5,403,325	5,385,796
05/31/1988	5,415,511	5,378,103
06/30/1988	5,466,198	5,433,788
07/31/1988	5,495,264	5,437,868
08/31/1988	5,517,425	5,449,457
09/30/1988	5,568,286	5,512,752
10/31/1988	5,619,832	5,567,754
11/30/1988	5,626,975	5,552,801
12/31/1988	5,652,043	5,565,872
01/31/1989	5,699,277	5,609,584
02/28/1989	5,708,130	5,609,468
03/31/1989	5,730,286	5,635,162
04/30/1989	5,798,151	5,721,387
05/31/1989	5,917,401	5,806,895
06/30/1989	6,046,639	5,915,301
07/31/1989	6,135,363	6,002,808
08/31/1989	6,107,180	5,965,890
09/30/1989	6,137,963	6,001,276
10/31/1989	6,219,093	6,091,880
11/30/1989	6,275,483	6,149,263
12/31/1989	6,307,554	6,173,858
01/31/1990	6,303,536	6,178,987
02/28/1990	6,346,767	6,207,779
03/31/1990	6,381,164	6,228,694
04/30/1990	6,377,250	6,240,900
05/31/1990	6,484,898	6,336,383
06/30/1990	6,554,775	6,403,041
07/31/1990	6,626,735	6,482,955
08/31/1990	6,639,802	6,502,338
09/30/1990	6,676,368	6,555,691
10/31/1990	6,724,978	6,627,712
11/30/1990	6,805,177	6,692,922
12/31/1990	6,878,682	6,774,101
01/31/1991	6,942,193	6,836,151
02/28/1991	6,997,644	6,876,758
03/31/1991	7,057,271	6,923,107
04/30/1991	7,143,402	6,988,670
05/31/1991	7,199,368	7,030,881
06/30/1991	7,245,425	7,059,426
07/31/1991	7,325,646	7,120,914
08/31/1991	7,430,571	7,218,612
09/30/1991	7,527,775	7,296,718
10/31/1991	7,593,269	7,375,086
11/30/1991	7,675,305	7,451,712
12/31/1991	7,804,629	7,565,276
01/31/1992	7,811,724	7,553,701
02/29/1992	7,850,357	7,579,762
03/31/1992	7,854,905	7,577,109
04/30/1992	7,910,379	7,646,439
05/31/1992	7,990,995	7,716,175
06/30/1992	8,065,552	7,794,942
07/31/1992	8,172,756	7,882,416
08/31/1992	8,227,543	7,951,624
09/30/1992	8,309,644	8,027,323
10/31/1992	8,312,516	7,979,320
11/30/1992	8,317,418	7,966,313
12/31/1992	8,404,634	8,041,993
01/31/1993	8,484,134	8,125,469
02/28/1993	8,584,735	8,194,941
03/31/1993	8,633,491	8,219,527
04/30/1993	8,674,838	8,270,487
05/31/1993	8,685,036	8,247,329
06/30/1993	8,771,815	8,308,113
07/31/1993	8,802,074	8,327,387
08/31/1993	8,888,391	8,400,002
09/30/1993	8,922,962	8,427,302
10/31/1993	8,984,843	8,443,819
11/30/1993	8,993,553	8,445,931
12/31/1993	9,056,846	8,477,097
01/31/1994	9,106,228	8,531,519
02/28/1994	9,066,980	8,477,003
03/31/1994	9,027,600	8,434,789
04/30/1994	8,998,069	8,404,930
05/31/1994	8,988,338	8,416,864
06/30/1994	9,007,246	8,441,778
07/31/1994	9,091,298	8,514,377
08/31/1994	9,129,999	8,544,348
09/30/1994	9,116,482	8,524,952
10/31/1994	9,115,926	8,544,133
11/30/1994	9,118,176	8,506,026
12/31/1994	9,113,801	8,525,250
01/31/1995	9,198,589	8,643,921
02/28/1995	9,314,539	8,762,689
03/31/1995	9,352,866	8,811,585
04/30/1995	9,470,326	8,890,096
05/31/1995	9,642,739	9,045,405
06/30/1995	9,692,391	9,094,070
07/31/1995	9,696,402	9,131,718
08/31/1995	9,802,372	9,186,053
09/30/1995	9,890,345	9,230,697
10/31/1995	9,964,908	9,308,604
11/30/1995	10,081,178	9,390,892
12/31/1995	10,201,089	9,463,014
01/31/1996	10,276,453	9,543,450
02/29/1996	10,210,333	9,503,081
03/31/1996	10,206,317	9,494,623
04/30/1996	10,210,668	9,502,599
05/31/1996	10,220,903	9,522,079
06/30/1996	10,324,796	9,590,448
07/31/1996	10,360,157	9,628,235
08/31/1996	10,411,622	9,661,259
09/30/1996	10,559,003	9,748,888
10/31/1996	10,711,509	9,858,660
11/30/1996	10,856,335	9,934,177
12/31/1996	10,827,172	9,934,177
01/31/1997	10,917,928	9,980,768
02/28/1997	10,962,362	10,003,723
03/31/1997	10,918,161	9,999,822
04/30/1997	11,051,403	10,081,520
05/31/1997	11,144,606	10,150,277
06/30/1997	11,232,679	10,220,213
07/31/1997	11,414,133	10,332,533
08/31/1997	11,408,378	10,342,038
09/30/1997	11,508,994	10,420,534
10/31/1997	11,594,791	10,497,958
11/30/1997	11,628,837	10,523,470
12/31/1997	11,718,950	10,595,345
01/31/1998	11,808,398	10,698,225
02/28/1998	11,849,111	10,707,426
03/31/1998	11,900,389	10,751,006
04/30/1998	11,965,788	10,801,320
05/31/1998	12,042,787	10,858,892
06/30/1998	12,072,222	10,915,357
07/31/1998	12,130,281	10,966,441
08/31/1998	12,177,935	11,104,289
09/30/1998	12,426,371	11,251,422
10/31/1998	12,407,993	11,306,666
11/30/1998	12,480,576	11,296,829
12/31/1998	12,558,314	11,336,708
01/31/1999	12,614,507	11,381,600
02/28/1999	12,548,547	11,326,059
03/31/1999	12,656,332	11,404,775
04/30/1999	12,723,248	11,441,498
05/31/1999	12,683,445	11,434,174
06/30/1999	12,690,305	11,469,850
07/31/1999	12,692,072	11,506,210
08/31/1999	12,701,307	11,539,462
09/30/1999	12,796,976	11,614,468
10/31/1999	12,850,766	11,645,363
11/30/1999	12,906,395	11,667,372
12/31/1999	12,931,228	11,684,058
01/31/2000	12,915,977	11,679,735
02/29/2000	13,009,930	11,757,522
03/31/2000	13,106,258	11,830,418
04/30/2000	13,135,290	11,861,176
05/31/2000	13,175,787	11,909,925
06/30/2000	13,335,487	12,033,551
07/31/2000	13,416,218	12,109,603
08/31/2000	13,566,278	12,198,850
09/30/2000	13,635,215	12,286,438
10/31/2000	13,636,576	12,352,416
11/30/2000	13,743,722	12,469,270
12/31/2000	13,926,801	12,618,029
01/31/2001	14,154,253	12,776,132
02/28/2001	14,225,101	12,859,176
03/31/2001	14,343,928	12,966,423
04/30/2001	14,386,763	13,001,042
05/31/2001	14,503,863	13,074,368
06/30/2001	14,541,262	13,118,821
07/31/2001	14,789,469	13,266,014
08/31/2001	14,880,723	13,342,428
09/30/2001	15,029,046	13,562,042
10/31/2001	15,224,654	13,690,204
11/30/2001	15,069,717	13,660,633
12/31/2001	15,041,156	13,665,416
01/31/2002	15,183,830	13,693,156
02/28/2002	15,307,463	13,759,294
03/31/2002	15,191,222	13,666,418
04/30/2002	15,395,788	13,819,073
05/31/2002	15,497,092	13,874,348
06/30/2002	15,550,542	13,990,755
07/31/2002	15,620,991	14,161,442
08/31/2002	15,780,286	14,210,015
09/30/2002	15,870,489	14,327,391
10/31/2002	15,952,480	14,359,914
11/30/2002	16,005,786	14,316,833
12/31/2002	16,192,973	14,451,412
01/31/2003	16,240,555	14,449,967
02/28/2003	16,378,874	14,510,223
03/31/2003	16,417,388	14,536,631
04/30/2003	16,504,462	14,563,816
05/31/2003	16,590,071	14,618,430
06/30/2003	16,639,982	14,640,795
07/31/2003	16,369,891	14,561,150
08/31/2003	16,439,972	14,570,907
09/30/2003	16,637,601	14,703,210
10/31/2003	16,565,760	14,648,661
11/30/2003	16,584,712	14,640,898
12/31/2003	16,673,791	14,725,815
01/31/2004	16,732,820	14,755,856
02/29/2004	16,821,769	14,826,389
03/31/2004	16,867,606	14,872,795
04/30/2004	16,735,931	14,729,421
05/31/2004	16,730,597	14,715,723
06/30/2004	16,758,167	14,714,546
07/31/2004	16,840,999	14,767,812
08/31/2004	16,985,411	14,870,006
09/30/2004	16,977,295	14,856,920
10/31/2004	17,056,850	14,902,234
11/30/2004	17,023,274	14,828,468
12/31/2004	17,071,805	14,859,459
01/31/2005	17,054,343	14,854,258
02/28/2005	17,031,288	14,820,539
03/31/2005	17,020,094	14,821,428
04/30/2005	17,132,254	14,904,428
05/31/2005	17,193,850	14,960,619
06/30/2005	17,222,268	14,989,793
07/31/2005	17,185,253	14,947,521
08/31/2005	17,304,323	15,040,345
09/30/2005	17,239,063	15,003,045

SECTOR BREAKDOWN‡

Commercial Paper	39.3%
U.S. Government Agencies	21.0%
Mortgage-Backed Securities	10.1%
Asset-Backed Securities	8.7%
Repurchase Agreements	5.1%
Corporate Bonds & Notes	5.1%
Certificates of Deposit	3.2%
Other	7.5%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PTLDX

Administrative Class: PLDAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception (05/11/87)**
Low Duration Fund Institutional Class	1.29%		1.54%	4.80%	5.71%	6.96%
Low Duration Fund Administrative Class	1.16%		1.29%	4.54%	5.45%	6.70%
Merrill Lynch 1-3 Year Treasury Index	1.23%		0.98%	4.08%	4.98%	6.16%
Lipper Short Investment Grade Debt Fund Average	1.28%		1.46%	3.81%	4.63%	5.78%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,012.90	$1,011.60	$1,022.91	$1,021.66
Expenses Paid During Period†	$2.17	$3.43	$2.18	$3.45

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Institutional Class Shares returned 1.29% for the six-month period ended September 30, 2005, moderately outperforming the 1.23% return of the benchmark Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Above-index duration during the period had a neutral effect on performance. While extending duration during the second quarter helped returns as yields fell, longer-than-index duration detracted in the third quarter as rates moved higher.

•	The Fund’s broader-than-index curve positioning helped returns. Exposure to longer-maturity issues was beneficial as yields on two-year and longer maturities fell early in the period. Holdings of Eurodollar futures further enhanced returns.

•	The Fund’s emphasis on mortgage securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Holdings of shorter-maturity corporate bonds added to returns as spreads to Treasuries narrowed.

•	Exposure to emerging markets was positive for performance. This sector outperformed Treasuries benefiting from investors’ demand for higher-yielding securities and continued improvement in credit fundamentals.

•	Tactical exposure to European issues helped returns as they outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

20  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Low Duration Fund II

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Low Duration Fund II Institutional Class	Merrill Lynch 1-3 Year Treasury Index
10/31/1991	5,000,000	5,000,000
11/30/1991	5,070,496	5,051,950
12/31/1991	5,150,788	5,128,941
01/31/1992	5,126,506	5,121,094
02/29/1992	5,159,358	5,138,762
03/31/1992	5,157,326	5,136,964
04/30/1992	5,197,109	5,183,966
05/31/1992	5,240,589	5,231,244
06/30/1992	5,302,476	5,284,645
07/31/1992	5,355,736	5,343,949
08/31/1992	5,377,728	5,390,869
09/30/1992	5,426,036	5,442,189
10/31/1992	5,423,401	5,409,645
11/30/1992	5,417,545	5,400,827
12/31/1992	5,471,783	5,452,135
01/31/1993	5,544,427	5,508,728
02/28/1993	5,600,313	5,555,828
03/31/1993	5,619,040	5,572,496
04/30/1993	5,660,962	5,607,045
05/31/1993	5,649,149	5,591,344
06/30/1993	5,710,514	5,632,553
07/31/1993	5,724,808	5,645,621
08/31/1993	5,775,444	5,694,851
09/30/1993	5,794,689	5,713,359
10/31/1993	5,802,333	5,724,557
11/30/1993	5,799,743	5,725,988
12/31/1993	5,831,720	5,747,117
01/31/1994	5,872,093	5,784,014
02/28/1994	5,850,184	5,747,054
03/31/1994	5,796,320	5,718,434
04/30/1994	5,779,212	5,698,191
05/31/1994	5,767,710	5,706,282
06/30/1994	5,772,326	5,723,172
07/31/1994	5,831,607	5,772,392
08/31/1994	5,826,033	5,792,711
09/30/1994	5,810,813	5,779,561
10/31/1994	5,821,529	5,792,565
11/30/1994	5,828,521	5,766,731
12/31/1994	5,850,354	5,779,763
01/31/1995	5,935,515	5,860,217
02/28/1995	6,029,620	5,940,737
03/31/1995	6,074,370	5,973,886
04/30/1995	6,107,608	6,027,114
05/31/1995	6,211,631	6,132,407
06/30/1995	6,235,805	6,165,399
07/31/1995	6,243,368	6,190,923
08/31/1995	6,297,641	6,227,760
09/30/1995	6,346,020	6,258,027
10/31/1995	6,405,255	6,310,844
11/30/1995	6,478,110	6,366,632
12/31/1995	6,539,804	6,415,528
01/31/1996	6,580,351	6,470,061
02/29/1996	6,535,860	6,442,692
03/31/1996	6,518,000	6,436,958
04/30/1996	6,505,764	6,442,365
05/31/1996	6,502,485	6,455,572
06/30/1996	6,575,782	6,501,923
07/31/1996	6,606,321	6,527,541
08/31/1996	6,630,457	6,549,930
09/30/1996	6,719,145	6,609,338
10/31/1996	6,816,464	6,683,760
11/30/1996	6,887,004	6,734,957
12/31/1996	6,881,011	6,734,957
01/31/1997	6,918,655	6,766,544
02/28/1997	6,946,342	6,782,107
03/31/1997	6,930,530	6,779,461
04/30/1997	6,993,758	6,834,850
05/31/1997	7,044,400	6,881,464
06/30/1997	7,099,424	6,928,877
07/31/1997	7,200,340	7,005,026
08/31/1997	7,201,737	7,011,470
09/30/1997	7,257,640	7,064,687
10/31/1997	7,324,878	7,117,177
11/30/1997	7,343,098	7,134,473
12/31/1997	7,405,208	7,183,201
01/31/1998	7,464,768	7,252,950
02/28/1998	7,477,590	7,259,187
03/31/1998	7,505,393	7,288,733
04/30/1998	7,541,498	7,322,844
05/31/1998	7,593,666	7,361,875
06/30/1998	7,623,903	7,400,156
07/31/1998	7,657,543	7,434,789
08/31/1998	7,746,767	7,528,244
09/30/1998	7,854,078	7,627,994
10/31/1998	7,838,078	7,665,447
11/30/1998	7,857,712	7,658,778
12/31/1998	7,893,710	7,685,814
01/31/1999	7,943,452	7,716,249
02/28/1999	7,885,625	7,678,594
03/31/1999	7,947,390	7,731,961
04/30/1999	7,979,520	7,756,857
05/31/1999	7,950,895	7,751,892
06/30/1999	7,933,181	7,776,079
07/31/1999	7,948,712	7,800,729
08/31/1999	7,953,224	7,823,273
09/30/1999	8,024,423	7,874,124
10/31/1999	8,063,922	7,895,070
11/30/1999	8,094,148	7,909,991
12/31/1999	8,095,132	7,921,303
01/31/2000	8,091,435	7,918,372
02/29/2000	8,147,721	7,971,109
03/31/2000	8,208,297	8,020,529
04/30/2000	8,230,192	8,041,382
05/31/2000	8,254,772	8,074,432
06/30/2000	8,344,502	8,158,245
07/31/2000	8,402,661	8,209,805
08/31/2000	8,475,367	8,270,310
09/30/2000	8,548,174	8,329,692
10/31/2000	8,593,470	8,374,422
11/30/2000	8,667,062	8,453,644
12/31/2000	8,750,262	8,554,496
01/31/2001	8,883,371	8,661,684
02/28/2001	8,923,988	8,717,984
03/31/2001	9,007,545	8,790,693
04/30/2001	9,037,851	8,814,164
05/31/2001	9,115,828	8,863,875
06/30/2001	9,143,360	8,894,013
07/31/2001	9,320,652	8,993,803
08/31/2001	9,365,723	9,045,608
09/30/2001	9,481,992	9,194,498
10/31/2001	9,595,694	9,281,386
11/30/2001	9,533,382	9,261,338
12/31/2001	9,460,591	9,264,581
01/31/2002	9,537,547	9,283,388
02/28/2002	9,616,284	9,328,226
03/31/2002	9,525,964	9,265,260
04/30/2002	9,661,287	9,368,754
05/31/2002	9,705,294	9,406,228
06/30/2002	9,773,012	9,485,147
07/31/2002	9,834,221	9,600,866
08/31/2002	9,915,303	9,633,796
09/30/2002	9,989,531	9,713,372
10/31/2002	10,029,806	9,735,422
11/30/2002	10,042,868	9,706,215
12/31/2002	10,132,099	9,797,454
01/31/2003	10,166,547	9,796,474
02/28/2003	10,254,931	9,837,325
03/31/2003	10,243,236	9,855,229
04/30/2003	10,274,430	9,873,659
05/31/2003	10,312,895	9,910,685
06/30/2003	10,323,322	9,925,848
07/31/2003	10,116,469	9,871,851
08/31/2003	10,160,990	9,878,466
09/30/2003	10,287,302	9,968,162
10/31/2003	10,263,579	9,931,180
11/30/2003	10,264,862	9,925,917
12/31/2003	10,318,860	9,983,487
01/31/2004	10,344,335	10,003,854
02/29/2004	10,398,915	10,051,672
03/31/2004	10,427,885	10,083,134
04/30/2004	10,332,278	9,985,932
05/31/2004	10,331,816	9,976,645
06/30/2004	10,359,224	9,975,847
07/31/2004	10,408,735	10,011,960
08/31/2004	10,490,298	10,081,243
09/30/2004	10,483,704	10,072,371
10/31/2004	10,533,117	10,103,092
11/30/2004	10,488,515	10,053,081
12/31/2004	10,515,107	10,074,092
01/31/2005	10,491,914	10,070,566
02/28/2005	10,485,270	10,047,706
03/31/2005	10,488,265	10,048,309
04/30/2005	10,549,048	10,104,580
05/31/2005	10,577,394	10,142,675
06/30/2005	10,604,194	10,162,453
07/31/2005	10,567,783	10,133,795
08/31/2005	10,641,302	10,196,726
09/30/2005	10,608,938	10,171,438

SECTOR BREAKDOWN‡

Commercial Paper	31.9%
U.S. Government Agencies	24.0%
Repurchase Agreements	17.8%
Mortgage-Backed Securities	9.7%
Asset-Backed Securities	7.7%
Certificates of Deposit	2.8%
Other	6.1%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PLDTX

Administrative Class: PDFAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception (10/31/91)
Low Duration Fund II Institutional Class	1.15%		1.19%	4.41%	5.27%	5.55%
Low Duration Fund II Administrative Class	1.03%		0.95%	4.17%	5.01%	5.29%
Merrill Lynch 1-3 Year Treasury Index	1.23%		0.98%	4.08%	4.98%	5.24%
Lipper Short Investment Grade Debt Fund Average	1.28%		1.46%	3.81%	4.63%	4.99%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,011.50	$1,010.30	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.52	$3.78	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with quality and non-U.S. issuer restrictions.

•	The Fund’s Institutional Class Shares returned 1.15% for the six-month period ended September 30, 2005, moderately underperforming the 1.23% return of the benchmark Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Near-index duration for most of the period had a neutral effect on performance.

•	The Fund’s broader-than-index curve positioning helped returns. Exposure to longer-maturity issues was beneficial as yields on two-year and longer maturities fell early in the period. Holdings of Eurodollar futures further enhanced returns.

•	The Fund’s emphasis on mortgage securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Exposure to shorter-maturity corporate bonds added to returns as spreads to Treasuries narrowed.

09.30.05  |  PIMCO Funds Semi-Annual Report  21

PIMCO Low Duration Fund III

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Low Duration Fund III Institutional Class	Merrill Lynch 1-3 Year Treasury Index
12/31/1996	5,000,000	5,000,000
01/31/1997	5,019,544	5,023,450
02/28/1997	5,044,724	5,035,003
03/31/1997	5,028,885	5,033,040
04/30/1997	5,074,774	5,074,160
05/31/1997	5,116,879	5,108,766
06/30/1997	5,156,800	5,143,965
07/31/1997	5,193,007	5,200,497
08/31/1997	5,219,920	5,205,281
09/30/1997	5,260,771	5,244,790
10/31/1997	5,310,323	5,283,758
11/30/1997	5,313,692	5,296,598
12/31/1997	5,355,776	5,332,774
01/31/1998	5,393,985	5,384,555
02/28/1998	5,402,862	5,389,186
03/31/1998	5,427,616	5,411,120
04/30/1998	5,458,772	5,436,444
05/31/1998	5,490,624	5,465,421
06/30/1998	5,503,181	5,493,840
07/31/1998	5,527,294	5,519,552
08/31/1998	5,543,567	5,588,932
09/30/1998	5,649,590	5,662,986
10/31/1998	5,656,322	5,690,791
11/30/1998	5,694,733	5,685,840
12/31/1998	5,712,097	5,705,912
01/31/1999	5,732,230	5,728,507
02/28/1999	5,719,966	5,700,552
03/31/1999	5,758,729	5,740,171
04/30/1999	5,794,632	5,758,654
05/31/1999	5,786,934	5,754,968
06/30/1999	5,775,306	5,772,924
07/31/1999	5,775,192	5,791,224
08/31/1999	5,779,894	5,807,961
09/30/1999	5,833,335	5,845,712
10/31/1999	5,851,977	5,861,262
11/30/1999	5,870,819	5,872,339
12/31/1999	5,868,064	5,880,737
01/31/2000	5,860,600	5,878,562
02/29/2000	5,890,024	5,917,713
03/31/2000	5,930,458	5,954,402
04/30/2000	5,948,746	5,969,883
05/31/2000	5,969,290	5,994,419
06/30/2000	6,042,394	6,056,642
07/31/2000	6,085,896	6,094,920
08/31/2000	6,140,202	6,139,839
09/30/2000	6,195,214	6,183,923
10/31/2000	6,177,912	6,217,130
11/30/2000	6,243,517	6,275,945
12/31/2000	6,303,425	6,350,817
01/31/2001	6,394,711	6,430,393
02/28/2001	6,424,571	6,472,190
03/31/2001	6,467,996	6,526,168
04/30/2001	6,486,396	6,543,593
05/31/2001	6,532,018	6,580,499
06/30/2001	6,538,598	6,602,872
07/31/2001	6,662,254	6,676,957
08/31/2001	6,713,249	6,715,416
09/30/2001	6,796,107	6,825,951
10/31/2001	6,880,896	6,890,457
11/30/2001	6,827,395	6,875,573
12/31/2001	6,818,908	6,877,980
01/31/2002	6,884,565	6,891,943
02/28/2002	6,929,931	6,925,230
03/31/2002	6,877,510	6,878,485
04/30/2002	6,969,327	6,955,318
05/31/2002	7,021,128	6,983,139
06/30/2002	7,059,258	7,041,728
07/31/2002	7,093,370	7,127,637
08/31/2002	7,176,982	7,152,084
09/30/2002	7,214,805	7,211,161
10/31/2002	7,268,168	7,227,530
11/30/2002	7,292,605	7,205,847
12/31/2002	7,367,164	7,273,583
01/31/2003	7,405,077	7,272,855
02/28/2003	7,464,661	7,303,183
03/31/2003	7,484,976	7,316,475
04/30/2003	7,526,621	7,330,157
05/31/2003	7,561,085	7,357,645
06/30/2003	7,577,007	7,368,902
07/31/2003	7,439,604	7,328,815
08/31/2003	7,463,901	7,333,726
09/30/2003	7,543,720	7,400,316
10/31/2003	7,515,184	7,372,861
11/30/2003	7,519,657	7,368,953
12/31/2003	7,553,947	7,411,693
01/31/2004	7,569,999	7,426,813
02/29/2004	7,607,828	7,462,313
03/31/2004	7,636,216	7,485,670
04/30/2004	7,568,225	7,413,508
05/31/2004	7,574,344	7,406,614
06/30/2004	7,584,975	7,406,021
07/31/2004	7,617,425	7,432,831
08/31/2004	7,679,774	7,484,266
09/30/2004	7,673,961	7,477,680
10/31/2004	7,709,187	7,500,487
11/30/2004	7,691,497	7,463,360
12/31/2004	7,713,843	7,478,958
01/31/2005	7,711,158	7,476,340
02/28/2005	7,698,083	7,459,369
03/31/2005	7,691,789	7,459,817
04/30/2005	7,742,582	7,501,592
05/31/2005	7,770,949	7,529,873
06/30/2005	7,783,565	7,544,556
07/31/2005	7,757,298	7,523,281
08/31/2005	7,816,890	7,570,000
09/30/2005	7,793,471	7,551,227

SECTOR BREAKDOWN‡

Commercial Paper	46.9%
U.S. Government Agencies	16.6%
Mortgage-Backed Securities	11.1%
Asset-Backed Securities	9.3%
Corporate Bonds & Notes	6.9%
German Treasury Bills	4.0%
Other	5.2%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PLDIX

Administrative Class: PDRAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (12/31/96)
Low Duration Fund III Institutional Class	1.32%		1.56%	4.70%	5.20%
Low Duration Fund III Administrative Class	1.19%		1.29%	4.43%	4.94%
Merrill Lynch 1-3 Year Treasury Index	1.23%		0.98%	4.08%	4.83%
Lipper Short Investment Grade Debt Fund Average	1.28%		1.46%	3.81%	4.45%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,013.20	$1,011.90	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.52	$3.78	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•	The Fund’s Institutional Class Shares returned 1.32% for the six-month period ended September 30, 2005, moderately outperforming the 1.23% return of the benchmark Merrill Lynch 1-3 Year Treasury Index.

•	Above-index duration during the period had a neutral effect on performance. While extending duration during the second quarter helped returns as yields fell, longer-than-index duration detracted in the third quarter as rates moved higher.

•	The Fund’s broader-than-index curve positioning helped returns. Exposure to longer-maturity issues was beneficial as yields on two-year and longer maturities fell early in the period. Holdings of Eurodollar futures further enhanced returns.

•	The Fund’s emphasis on mortgage securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Holdings of shorter-maturity corporate bonds added to returns, as spreads to Treasuries narrowed.

•	Exposure to emerging markets was positive for performance. This sector outperformed Treasuries benefiting from investors’ demand for higher yielding securities and continued improvement in credit fundamentals.

•	Tactical exposure to European issues helped returns as they outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

22  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Moderate Duration Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Moderate Duration Fund Institutional Class	Lehman Brothers Intermediate Government/Credit Bond Index
12/31/1996	5,000,000	5,000,000
01/31/1997	5,018,573	5,019,463
02/28/1997	5,025,671	5,029,034
03/31/1997	4,987,552	4,994,366
04/30/1997	5,045,822	5,053,050
05/31/1997	5,078,973	5,095,000
06/30/1997	5,141,280	5,141,493
07/31/1997	5,240,626	5,246,067
08/31/1997	5,220,094	5,219,726
09/30/1997	5,282,529	5,280,430
10/31/1997	5,331,654	5,338,864
11/30/1997	5,354,915	5,350,657
12/31/1997	5,398,734	5,393,482
01/31/1998	5,454,128	5,464,139
02/28/1998	5,448,868	5,459,941
03/31/1998	5,476,199	5,477,482
04/30/1998	5,507,779	5,504,969
05/31/1998	5,547,118	5,545,295
06/30/1998	5,574,030	5,580,774
07/31/1998	5,603,136	5,600,396
08/31/1998	5,657,953	5,688,435
09/30/1998	5,812,116	5,831,330
10/31/1998	5,807,792	5,825,572
11/30/1998	5,807,850	5,825,131
12/31/1998	5,837,909	5,848,531
01/31/1999	5,869,063	5,880,659
02/28/1999	5,778,416	5,794,204
03/31/1999	5,842,985	5,837,457
04/30/1999	5,861,195	5,855,384
05/31/1999	5,823,540	5,810,305
06/30/1999	5,805,584	5,814,363
07/31/1999	5,800,346	5,809,238
08/31/1999	5,804,694	5,813,648
09/30/1999	5,858,013	5,867,883
10/31/1999	5,893,763	5,883,025
11/30/1999	5,912,009	5,890,336
12/31/1999	5,890,158	5,871,097
01/31/2000	5,826,274	5,849,641
02/29/2000	5,873,746	5,897,838
03/31/2000	5,951,786	5,959,303
04/30/2000	5,955,966	5,945,804
05/31/2000	5,995,504	5,955,121
06/30/2000	6,078,846	6,060,150
07/31/2000	6,123,436	6,106,250
08/31/2000	6,204,722	6,178,401
09/30/2000	6,265,532	6,234,610
10/31/2000	6,292,005	6,263,013
11/30/2000	6,379,265	6,348,077
12/31/2000	6,486,663	6,465,047
01/31/2001	6,588,529	6,571,166
02/28/2001	6,633,080	6,633,289
03/31/2001	6,671,537	6,684,120
04/30/2001	6,651,187	6,666,481
05/31/2001	6,678,198	6,704,011
06/30/2001	6,710,068	6,729,036
07/31/2001	6,873,298	6,868,787
08/31/2001	6,945,719	6,937,520
09/30/2001	7,087,216	7,038,689
10/31/2001	7,215,055	7,155,438
11/30/2001	7,125,631	7,083,730
12/31/2001	7,096,739	7,044,519
01/31/2002	7,173,775	7,081,102
02/28/2002	7,256,413	7,137,374
03/31/2002	7,144,569	7,028,835
04/30/2002	7,283,515	7,144,994
05/31/2002	7,341,911	7,216,350
06/30/2002	7,325,727	7,278,749
07/31/2002	7,336,202	7,364,972
08/31/2002	7,495,034	7,474,640
09/30/2002	7,525,399	7,608,485
10/31/2002	7,580,167	7,578,645
11/30/2002	7,614,632	7,572,131
12/31/2002	7,802,655	7,737,408
01/31/2003	7,840,214	7,736,981
02/28/2003	7,965,668	7,845,933
03/31/2003	7,984,304	7,854,042
04/30/2003	8,085,184	7,914,028
05/31/2003	8,210,361	8,073,032
06/30/2003	8,198,510	8,067,667
07/31/2003	7,966,446	7,848,507
08/31/2003	8,029,123	7,867,008
09/30/2003	8,204,651	8,066,121
10/31/2003	8,151,451	7,990,136
11/30/2003	8,153,852	8,001,006
12/31/2003	8,227,348	8,070,876
01/31/2004	8,281,344	8,123,914
02/29/2004	8,365,657	8,206,806
03/31/2004	8,442,409	8,270,606
04/30/2004	8,262,028	8,074,483
05/31/2004	8,247,561	8,037,818
06/30/2004	8,287,548	8,061,900
07/31/2004	8,353,977	8,129,971
08/31/2004	8,483,541	8,265,649
09/30/2004	8,488,840	8,280,037
10/31/2004	8,553,489	8,335,779
11/30/2004	8,514,450	8,259,831
12/31/2004	8,567,809	8,316,367
01/31/2005	8,567,959	8,332,453
02/28/2005	8,531,742	8,286,717
03/31/2005	8,512,109	8,243,958
04/30/2005	8,621,578	8,338,253
05/31/2005	8,684,595	8,413,128
06/30/2005	8,723,430	8,448,551
07/31/2005	8,653,330	8,378,420
08/31/2005	8,752,037	8,476,362
09/30/2005	8,667,220	8,404,502

SECTOR BREAKDOWN‡

U.S. Government Agencies	76.0%
Short-Term Instruments	16.0%
Corporate Bonds & Notes	3.1%
Sovereign Issues	1.8%
Other	3.1%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PMDRX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (12/31/96)
Moderate Duration Fund Institutional Class	1.82%		2.10%	6.70%	6.49%
Lehman Brothers Intermediate Government/Credit Bond Index	1.95%		1.50%	6.16%	6.12%
Lipper Short Intermediate Investment Grade Debt Fund Average	1.48%		1.17%	5.04%	5.23%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,018.20	$1,022.81
Expenses Paid During Period†	$2.28	$2.28

†	Expenses are equal to the expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Institutional Class Shares underperformed the Lehman Brothers Intermediate Government/Credit Bond Index for the six-month period ended September 30, 2005, returning 1.82% versus the 1.95% return of the index.

•	The Fund’s below-index duration for the first half of the six-month period and above-index duration for the second half of the six-month period were negative for returns as long-term interest rates generally fell and then subsequently rose.

•	Near-index curve exposure for most of the period was neutral for performance. Continued tightening by the Federal Reserve and strong demand for longer-maturity bonds were driving factors behind the curve flattening during the period.

•	Substituting real return bonds [Treasury Inflation Protected Securities (“TIPS”)] for nominal Treasuries detracted from performance, as inflation expectations fell over the period, causing TIPS to underperform conventional, non inflation-linked Treasuries.

•	The Fund’s exposure to mortgages was positive for returns, as favorable coupon and security selection more than offset the negative impact of a sector emphasis.

•	The Fund’s underweight to corporate securities was positive, as this sector lagged Treasuries on a like-duration basis amid concern early in the period about auto issuers and corporate restructurings.

09.30.05  |  PIMCO Funds Semi-Annual Report  23

PIMCO Money Market Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Money Market Fund Institutional Class	Citigroup 3-Month Treasury Bill Index
02/28/1991	5,000,000	5,000,000
03/31/1991	5,025,170	5,025,950
04/30/1991	5,050,085	5,050,225
05/31/1991	5,075,810	5,074,668
06/30/1991	5,098,544	5,098,114
07/31/1991	5,122,151	5,122,431
08/31/1991	5,146,158	5,146,559
09/30/1991	5,168,071	5,169,408
10/31/1991	5,189,068	5,192,103
11/30/1991	5,209,752	5,212,767
12/31/1991	5,235,296	5,232,315
01/31/1992	5,253,666	5,250,418
02/29/1992	5,269,348	5,266,800
03/31/1992	5,286,316	5,284,707
04/30/1992	5,302,529	5,301,830
05/31/1992	5,318,495	5,319,272
06/30/1992	5,333,833	5,335,496
07/31/1992	5,349,339	5,351,503
08/31/1992	5,362,691	5,366,754
09/30/1992	5,375,416	5,380,225
10/31/1992	5,388,548	5,393,837
11/30/1992	5,400,824	5,407,267
12/31/1992	5,415,417	5,421,760
01/31/1993	5,427,493	5,436,236
02/28/1993	5,439,092	5,448,847
03/31/1993	5,452,504	5,462,578
04/30/1993	5,464,658	5,475,852
05/31/1993	5,475,877	5,489,816
06/30/1993	5,489,090	5,503,540
07/31/1993	5,501,737	5,517,960
08/31/1993	5,515,161	5,532,361
09/30/1993	5,527,714	5,546,138
10/31/1993	5,541,036	5,560,446
11/30/1993	5,554,511	5,574,514
12/31/1993	5,567,081	5,589,230
01/31/1994	5,580,537	5,603,875
02/28/1994	5,592,446	5,617,437
03/31/1994	5,606,276	5,633,278
04/30/1994	5,620,505	5,650,065
05/31/1994	5,637,321	5,668,823
06/30/1994	5,654,814	5,688,040
07/31/1994	5,672,813	5,708,632
08/31/1994	5,694,234	5,729,867
09/30/1994	5,714,049	5,751,354
10/31/1994	5,736,363	5,774,877
11/30/1994	5,759,664	5,799,362
12/31/1994	5,785,415	5,826,271
01/31/1995	5,813,735	5,853,305
02/28/1995	5,839,234	5,879,060
03/31/1995	5,867,023	5,908,043
04/30/1995	5,892,850	5,936,461
05/31/1995	5,923,104	5,965,787
06/30/1995	5,950,960	5,994,065
07/31/1995	5,979,025	6,022,957
08/31/1995	6,006,869	6,051,505
09/30/1995	6,032,542	6,078,677
10/31/1995	6,061,076	6,106,577
11/30/1995	6,105,719	6,133,568
12/31/1995	6,136,175	6,161,661
01/31/1996	6,164,350	6,189,326
02/29/1996	6,191,072	6,214,641
03/31/1996	6,217,237	6,240,991
04/30/1996	6,244,019	6,266,704
05/31/1996	6,273,132	6,293,588
06/30/1996	6,297,220	6,319,958
07/31/1996	6,324,461	6,347,387
08/31/1996	6,354,570	6,375,251
09/30/1996	6,379,780	6,402,538
10/31/1996	6,406,912	6,430,582
11/30/1996	6,433,601	6,457,590
12/31/1996	6,460,353	6,485,292
01/31/1997	6,488,472	6,513,374
02/28/1997	6,513,657	6,538,842
03/31/1997	6,539,911	6,567,351
04/30/1997	6,567,988	6,595,327
05/31/1997	6,598,555	6,624,478
06/30/1997	6,626,256	6,652,302
07/31/1997	6,655,217	6,680,973
08/31/1997	6,686,098	6,709,768
09/30/1997	6,714,110	6,738,217
10/31/1997	6,746,003	6,767,595
11/30/1997	6,773,457	6,796,087
12/31/1997	6,805,247	6,825,582
01/31/1998	6,836,094	6,855,683
02/28/1998	6,863,584	6,882,969
03/31/1998	6,893,016	6,913,529
04/30/1998	6,922,674	6,942,842
05/31/1998	6,953,532	6,972,836
06/30/1998	6,983,538	7,001,494
07/31/1998	7,016,569	7,031,111
08/31/1998	7,045,979	7,061,063
09/30/1998	7,076,192	7,089,942
10/31/1998	7,107,700	7,118,445
11/30/1998	7,136,327	7,144,640
12/31/1998	7,168,594	7,171,075
01/31/1999	7,194,413	7,197,823
02/28/1999	7,219,300	7,222,369
03/31/1999	7,247,024	7,249,957
04/30/1999	7,276,038	7,276,783
05/31/1999	7,301,880	7,304,725
06/30/1999	7,329,104	7,331,825
07/31/1999	7,359,334	7,360,493
08/31/1999	7,388,408	7,389,641
09/30/1999	7,418,652	7,418,608
10/31/1999	7,450,747	7,448,876
11/30/1999	7,482,278	7,478,970
12/31/1999	7,519,731	7,510,904
01/31/2000	7,552,712	7,543,878
02/29/2000	7,586,023	7,576,014
03/31/2000	7,624,519	7,611,546
04/30/2000	7,657,193	7,647,245
05/31/2000	7,694,457	7,684,640
06/30/2000	7,736,374	7,720,680
07/31/2000	7,775,004	7,758,048
08/31/2000	7,817,526	7,796,450
09/30/2000	7,859,326	7,835,199
10/31/2000	7,900,222	7,876,256
11/30/2000	7,941,283	7,916,503
12/31/2000	7,985,711	7,958,144
01/31/2001	8,024,932	7,999,209
02/28/2001	8,061,082	8,033,765
03/31/2001	8,097,308	8,069,193
04/30/2001	8,128,747	8,100,180
05/31/2001	8,158,254	8,129,826
06/30/2001	8,185,013	8,155,923
07/31/2001	8,209,512	8,181,532
08/31/2001	8,235,891	8,206,405
09/30/2001	8,254,682	8,229,956
10/31/2001	8,271,440	8,251,518
11/30/2001	8,287,588	8,269,095
12/31/2001	8,300,832	8,283,565
01/31/2002	8,311,159	8,296,488
02/28/2002	8,320,835	8,307,605
03/31/2002	8,333,230	8,319,818
04/30/2002	8,344,363	8,331,798
05/31/2002	8,356,387	8,344,212
06/30/2002	8,366,453	8,355,892
07/31/2002	8,377,137	8,368,093
08/31/2002	8,388,230	8,380,227
09/30/2002	8,397,666	8,391,792
10/31/2002	8,407,645	8,403,456
11/30/2002	8,416,026	8,414,212
12/31/2002	8,424,152	8,424,309
01/31/2003	8,432,168	8,433,491
02/28/2003	8,438,590	8,441,250
03/31/2003	8,444,791	8,449,776
04/30/2003	8,451,124	8,457,803
05/31/2003	8,457,753	8,466,007
06/30/2003	8,464,043	8,473,711
07/31/2003	8,469,921	8,481,084
08/31/2003	8,474,948	8,488,039
09/30/2003	8,479,556	8,494,490
10/31/2003	8,485,361	8,501,370
11/30/2003	8,490,215	8,508,001
12/31/2003	8,495,651	8,514,808
01/31/2004	8,501,080	8,521,534
02/29/2004	8,505,777	8,527,755
03/31/2004	8,510,851	8,534,492
04/30/2004	8,516,001	8,541,064
05/31/2004	8,520,857	8,547,982
06/30/2004	8,526,365	8,554,991
07/31/2004	8,533,237	8,563,118
08/31/2004	8,540,687	8,572,367
09/30/2004	8,549,411	8,582,568
10/31/2004	8,559,850	8,594,068
11/30/2004	8,571,020	8,606,272
12/31/2004	8,585,222	8,620,472
01/31/2005	8,598,519	8,635,903
02/28/2005	8,612,905	8,651,102
03/31/2005	8,629,525	8,669,269
04/30/2005	8,648,145	8,688,168
05/31/2005	8,667,473	8,708,759
06/30/2005	8,687,347	8,729,225
07/31/2005	8,709,031	8,751,310
08/31/2005	8,732,639	8,774,676
09/30/2005	8,758,106	8,798,631

SECTOR BREAKDOWN‡

Commercial Paper	87.4%
Repurchase Agreements	12.5%
U.S. Treasury Bill	0.1%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PMIXX

Administrative Class: PMAXX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	7-Day Yield	30-Day Yield	6 Months	*	1 Year	5 Years	10 Years	Inception (03/01/91)**
Money Market Fund Institutional Class	3.47%	3.37%	1.49%		2.44%	2.19%	3.80%	3.92%
Money Market Fund Administrative Class	3.21%	3.12%	1.36%		2.19%	1.93%	3.55%	3.67%
Citigroup 3-Month Treasury Bill Index	—	—	1.49%		2.52%	2.35%	3.77%	3.95%
Lipper Institutional Money Market Fund Average	—	—	1.40%		2.30%	2.16%	3.79%	3.99%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return will fluctuate. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,014.90	$1,013.60	$1,023.46	$1,022.21
Expenses Paid During Period†	$1.62	$2.88	$1.62	$2.89

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.32% for Institutional Class, 0.57% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund’s Institutional Class Shares returned 1.49% for the six months ended September 30, 2005, performing in-line with the Citigroup 3-Month Treasury Bill Index return of 1.49% for the same period.

•	The Fund, which has a Aaa money market fund rating by Moody’s Investors Service, emphasizes high-quality commercial paper, shorter-term agency and high-quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

•	High-quality (A1/P1) commercial paper yields rose approximately 0.91% for three-month maturities, reflecting Federal Reserve rate increases of 1.00%.

•	Higher-quality (A1/P1) three-month commercial paper yields relative to Treasuries widened by about 0.20% to approximately 0.45%, while second tier commercial paper yields widened by about 0.20% to approximately 0.55% on September 30, 2005.

•	The 7-day SEC yield for the Institutional Class Shares was 3.47% as of September 30, 2005.

24  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Municipal Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Municipal Bond Fund Institutional Class	Lehman Brothers General Municipal Bond Index
12/31/1997	5,000,000	5,000,000
01/31/1998	5,058,771	5,051,606
02/28/1998	5,035,172	5,053,147
03/31/1998	5,039,379	5,057,585
04/30/1998	5,006,296	5,034,774
05/31/1998	5,105,540	5,114,478
06/30/1998	5,122,719	5,134,629
07/31/1998	5,128,447	5,147,504
08/31/1998	5,223,548	5,227,052
09/30/1998	5,293,484	5,292,186
10/31/1998	5,282,938	5,292,055
11/30/1998	5,296,412	5,310,633
12/31/1998	5,302,933	5,324,025
01/31/1999	5,373,214	5,387,309
02/28/1999	5,338,814	5,363,770
03/31/1999	5,343,842	5,371,215
04/30/1999	5,354,304	5,384,587
05/31/1999	5,314,853	5,353,415
06/30/1999	5,217,784	5,276,332
07/31/1999	5,228,509	5,295,539
08/31/1999	5,173,421	5,253,157
09/30/1999	5,166,761	5,255,321
10/31/1999	5,100,796	5,198,346
11/30/1999	5,153,694	5,253,674
12/31/1999	5,105,896	5,214,521
01/31/2000	5,076,823	5,191,848
02/29/2000	5,130,397	5,252,090
03/31/2000	5,247,153	5,366,926
04/30/2000	5,221,693	5,335,186
05/31/2000	5,198,809	5,307,455
06/30/2000	5,317,548	5,448,010
07/31/2000	5,383,204	5,523,862
08/31/2000	5,469,026	5,608,957
09/30/2000	5,465,577	5,579,834
10/31/2000	5,517,329	5,640,725
11/30/2000	5,504,367	5,683,363
12/31/2000	5,631,212	5,823,784
01/31/2001	5,682,823	5,881,523
02/28/2001	5,767,136	5,900,169
03/31/2001	5,831,025	5,953,044
04/30/2001	5,754,016	5,888,571
05/31/2001	5,866,118	5,951,930
06/30/2001	5,925,480	5,991,752
07/31/2001	6,027,073	6,080,591
08/31/2001	6,167,010	6,180,731
09/30/2001	6,093,424	6,160,009
10/31/2001	6,129,114	6,233,322
11/30/2001	6,112,491	6,180,854
12/31/2001	6,067,257	6,122,355
01/31/2002	6,200,469	6,228,526
02/28/2002	6,319,852	6,303,630
03/31/2002	6,199,472	6,180,056
04/30/2002	6,322,109	6,300,850
05/31/2002	6,385,020	6,339,158
06/30/2002	6,451,048	6,406,159
07/31/2002	6,491,278	6,488,799
08/31/2002	6,503,118	6,566,665
09/30/2002	6,611,620	6,710,475
10/31/2002	6,484,933	6,599,187
11/30/2002	6,461,665	6,571,777
12/31/2002	6,570,173	6,710,404
01/31/2003	6,545,431	6,693,433
02/28/2003	6,618,675	6,787,014
03/31/2003	6,601,163	6,791,072
04/30/2003	6,629,652	6,835,996
05/31/2003	6,770,473	6,996,059
06/30/2003	6,746,822	6,966,282
07/31/2003	6,553,553	6,722,482
08/31/2003	6,589,163	6,772,678
09/30/2003	6,749,233	6,971,729
10/31/2003	6,768,515	6,936,660
11/30/2003	6,857,140	7,009,011
12/31/2003	6,921,496	7,067,015
01/31/2004	6,942,370	7,107,480
02/29/2004	7,039,504	7,214,488
03/31/2004	6,969,159	7,189,293
04/30/2004	6,859,067	7,019,024
05/31/2004	6,820,962	6,993,642
06/30/2004	6,840,023	7,019,116
07/31/2004	6,907,186	7,111,396
08/31/2004	7,006,727	7,253,913
09/30/2004	7,023,460	7,292,472
10/31/2004	7,061,403	7,355,174
11/30/2004	7,056,187	7,294,589
12/31/2004	7,123,513	7,383,572
01/31/2005	7,153,510	7,452,663
02/28/2005	7,159,855	7,427,805
03/31/2005	7,133,114	7,381,025
04/30/2005	7,218,609	7,497,395
05/31/2005	7,219,348	7,550,359
06/30/2005	7,269,651	7,597,283
07/31/2005	7,291,553	7,562,878
08/31/2005	7,336,141	7,639,214
09/30/2005	7,319,033	7,587,752

REGIONAL BREAKDOWN‡

Texas	11.8%
Illinois	10.0%
New Jersey	9.9%
New York	6.9%
California	6.0%
Wisconsin	4.5%
Washington	4.4%
Tennessee	3.8%
Florida	3.4%
Ohio	3.4%
Connecticut	3.1%
Other	32.8%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PFMIX

Administrative Class: PMNAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (12/31/97)
Municipal Bond Fund Institutional Class	2.61%		4.21%	6.01%	5.04%
Municipal Bond Fund Administrative Class	2.48%		3.94%	5.75%	4.78%
Lehman Brothers General Municipal Bond Index	2.80%		4.05%	6.34%	5.53%
Lipper General Municipal Debt Fund Average	2.50%		3.49%	5.50%	4.44%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,026.10	$1,024.80	$1,022.61	$1,021.36
Expenses Paid During Period†	$2.49	$3.76	$2.48	$3.75

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.49% for Institutional Class, 0.74% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $2.34 and $3.60 for Institutional and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $2.33 and $3.60 for Institutional and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

PORTFOLIO INSIGHTS

•	The Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Municipal Bond Fund returned 2.61% for the six-month period ended September 30, 2005, underperforming the 2.80% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities of ten years or greater, was 2.50% for the period ended September 30, 2005.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the municipal yield curve.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA1/AA2.

•	Interest rate hedging strategies impeded returns, as long-term Treasury rates declined more than municipal rates.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2005 was 3.63%, or 5.59% on a fully tax-adjusted basis with a federal tax rate of 35.0%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, ten-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between ten-year AAA municipals and Treasuries increased to 86.2%; ten-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

09.30.05  |  PIMCO Funds Semi-Annual Report  25

PIMCO New York Municipal Bond Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	New York Municipal Bond Fund Institutional Class	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,019,710	4,993,260
10/31/1999	4,980,249	4,923,780
11/30/1999	5,025,490	4,992,885
12/31/1999	5,006,999	4,941,521
01/31/2000	4,983,454	4,912,836
02/29/2000	5,015,826	4,986,733
03/31/2000	5,096,773	5,113,493
04/30/2000	5,067,630	5,064,270
05/31/2000	5,050,517	5,028,909
06/30/2000	5,174,063	5,192,348
07/31/2000	5,232,730	5,261,070
08/31/2000	5,340,170	5,354,094
09/30/2000	5,349,497	5,320,974
10/31/2000	5,415,568	5,388,643
11/30/2000	5,449,805	5,435,409
12/31/2000	5,558,734	5,605,768
01/31/2001	5,634,983	5,653,830
02/28/2001	5,675,787	5,658,762
03/31/2001	5,747,731	5,720,813
04/30/2001	5,703,523	5,664,467
05/31/2001	5,859,988	5,730,891
06/30/2001	5,907,799	5,763,444
07/31/2001	6,021,097	5,852,658
08/31/2001	6,177,243	5,950,719
09/30/2001	5,972,699	5,897,032
10/31/2001	6,020,304	5,975,323
11/30/2001	5,963,911	5,924,083
12/31/2001	5,930,594	5,862,151
01/31/2002	6,025,569	5,983,344
02/28/2002	6,153,621	6,065,443
03/31/2002	6,119,628	5,942,921
04/30/2002	6,251,376	6,069,549
05/31/2002	6,351,197	6,098,916
06/30/2002	6,423,924	6,165,030
07/31/2002	6,455,869	6,250,534
08/31/2002	6,475,603	6,338,730
09/30/2002	6,605,232	6,505,445
10/31/2002	6,527,679	6,403,332
11/30/2002	6,540,430	6,370,713
12/31/2002	6,618,241	6,518,074
01/31/2003	6,588,406	6,499,217
02/28/2003	6,642,767	6,595,434
03/31/2003	6,657,523	6,605,039
04/30/2003	6,680,160	6,670,146
05/31/2003	6,839,942	6,835,396
06/30/2003	6,834,314	6,795,388
07/31/2003	6,593,946	6,529,299
08/31/2003	6,664,713	6,587,455
09/30/2003	6,821,944	6,785,506
10/31/2003	6,811,026	6,747,210
11/30/2003	6,887,040	6,821,418
12/31/2003	6,945,593	6,881,758
01/31/2004	6,985,494	6,924,615
02/29/2004	7,087,453	7,030,757
03/31/2004	7,023,151	6,994,848
04/30/2004	6,888,152	6,821,242
05/31/2004	6,861,369	6,801,732
06/30/2004	6,881,015	6,820,525
07/31/2004	6,948,327	6,916,248
08/31/2004	7,054,022	7,051,103
09/30/2004	7,088,220	7,093,690
10/31/2004	7,129,475	7,161,120
11/30/2004	7,097,170	7,093,231
12/31/2004	7,205,509	7,186,904
01/31/2005	7,250,985	7,261,265
02/28/2005	7,229,101	7,232,569
03/31/2005	7,202,717	7,180,548
04/30/2005	7,297,354	7,299,024
05/31/2005	7,341,755	7,357,045
06/30/2005	7,389,640	7,405,584
07/31/2005	7,356,868	7,355,955
08/31/2005	7,426,397	7,434,301
09/30/2005	7,383,649	7,368,956

REGIONAL BREAKDOWN‡

New York	85.8%
Puerto Rico	5.5%
Other	8.7%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PNYIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (08/31/99)
New York Municipal Bond Fund Institutional Class	2.51%		4.17%	6.66%	6.62%
Lehman Brothers New York Insured Municipal Bond Index	2.62%		3.88%	6.73%	6.58%
Lipper New York Municipal Debt Fund Average	2.62%		3.65%	5.65%	5.40%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,025.10	$1,022.71
Expenses Paid During Period†	$2.39	$2.38

†	Expenses are equal to the expense ratio of 0.47% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $2.23 for Institutional Class Shares based upon the Fund’s actual performance and $2.23 based upon a hypothetical 5% return.

PORTFOLIO INSIGHTS

•	The New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The New York Municipal Bond Fund Institutional Class returned 2.51% for the six-month period ended September 30, 2005, moderately underperforming the 2.62% return of the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York Funds with average maturities of ten years or greater, was 2.62% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the New York yield curve.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AAA/AAA.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2005 was 3.21%, or 5.35% on a fully tax-adjusted basis with a federal tax rate of 35.0% and an effective state tax rate of 5.01%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and New York State tax rate, and also what the effective yield would be if this Fund was subject to the maximum Federal, and New York State and City tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, ten-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between ten-year AAA municipals and Treasuries increased to 86.2%; ten-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

26  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Real Return Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Real Return Fund Institutional Class	Lehman Brothers U.S. TIPS Index
01/31/1997	5,000,000	5,000,000
02/28/1997	5,017,061	5,016,499
03/31/1997	4,971,983	4,947,776
04/30/1997	5,002,809	4,977,955
05/31/1997	5,032,748	5,004,838
06/30/1997	5,021,938	4,988,823
07/31/1997	5,083,742	5,036,214
08/31/1997	5,094,469	5,051,322
09/30/1997	5,104,457	5,061,426
10/31/1997	5,169,085	5,113,556
11/30/1997	5,196,006	5,142,195
12/31/1997	5,169,329	5,120,599
01/31/1998	5,199,466	5,145,691
02/28/1998	5,193,833	5,141,057
03/31/1998	5,205,501	5,138,489
04/30/1998	5,233,211	5,157,501
05/31/1998	5,254,770	5,194,120
06/30/1998	5,272,877	5,207,097
07/31/1998	5,313,726	5,231,257
08/31/1998	5,317,549	5,243,132
09/30/1998	5,441,195	5,348,519
10/31/1998	5,469,946	5,360,284
11/30/1998	5,461,835	5,354,923
12/31/1998	5,438,790	5,322,793
01/31/1999	5,518,587	5,384,539
02/28/1999	5,505,806	5,346,309
03/31/1999	5,538,991	5,344,703
04/30/1999	5,630,484	5,379,950
05/31/1999	5,671,234	5,417,047
06/30/1999	5,664,215	5,420,299
07/31/1999	5,674,126	5,417,586
08/31/1999	5,703,057	5,426,798
09/30/1999	5,727,393	5,447,965
10/31/1999	5,738,633	5,458,858
11/30/1999	5,783,160	5,492,160
12/31/1999	5,749,871	5,448,219
01/31/2000	5,784,298	5,472,738
02/29/2000	5,826,798	5,523,636
03/31/2000	6,002,905	5,684,369
04/30/2000	6,079,127	5,759,975
05/31/2000	6,062,274	5,744,998
06/30/2000	6,143,456	5,817,382
07/31/2000	6,192,132	5,867,107
08/31/2000	6,251,051	5,910,524
09/30/2000	6,302,775	5,941,257
10/31/2000	6,370,226	6,013,147
11/30/2000	6,463,907	6,100,339
12/31/2000	6,524,893	6,166,219
01/31/2001	6,691,996	6,295,097
02/28/2001	6,816,461	6,401,481
03/31/2001	6,869,744	6,462,938
04/30/2001	6,923,017	6,499,127
05/31/2001	7,014,615	6,575,820
06/30/2001	7,006,887	6,567,930
07/31/2001	7,121,462	6,677,616
08/31/2001	7,141,782	6,686,963
09/30/2001	7,182,647	6,725,746
10/31/2001	7,343,453	6,885,147
11/30/2001	7,177,111	6,731,845
12/31/2001	7,092,347	6,653,082
01/31/2002	7,127,297	6,692,334
02/28/2002	7,245,533	6,794,060
03/31/2002	7,190,998	6,751,935
04/30/2002	7,405,040	6,936,264
05/31/2002	7,533,544	7,046,549
06/30/2002	7,638,521	7,146,299
07/31/2002	7,756,851	7,264,209
08/31/2002	8,045,237	7,524,269
09/30/2002	8,227,043	7,713,880
10/31/2002	7,979,940	7,507,970
11/30/2002	8,004,417	7,502,658
12/31/2002	8,302,593	7,754,818
01/31/2003	8,349,366	7,813,257
02/28/2003	8,637,938	8,105,915
03/31/2003	8,484,663	7,974,554
04/30/2003	8,468,817	7,954,055
05/31/2003	8,882,398	8,331,401
06/30/2003	8,807,837	8,246,264
07/31/2003	8,393,273	7,865,621
08/31/2003	8,561,148	8,006,657
09/30/2003	8,873,603	8,271,680
10/31/2003	8,897,997	8,316,566
11/30/2003	8,906,680	8,321,535
12/31/2003	9,008,526	8,406,354
01/31/2004	9,113,843	8,502,845
02/29/2004	9,330,706	8,699,078
03/31/2004	9,481,121	8,838,422
04/30/2004	9,048,128	8,409,592
05/31/2004	9,195,089	8,561,086
06/30/2004	9,200,451	8,564,762
07/31/2004	9,304,206	8,644,776
08/31/2004	9,537,905	8,876,570
09/30/2004	9,555,554	8,894,098
10/31/2004	9,664,331	8,983,065
11/30/2004	9,674,984	8,961,591
12/31/2004	9,837,235	9,117,949
01/31/2005	9,807,830	9,118,645
02/28/2005	9,782,609	9,079,696
03/31/2005	9,809,728	9,087,807
04/30/2005	9,992,619	9,261,349
05/31/2005	10,062,469	9,325,035
06/30/2005	10,094,383	9,364,708
07/31/2005	9,904,017	9,168,113
08/31/2005	10,129,656	9,379,684
09/30/2005	10,112,552	9,366,552

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	83.7%
U.S. Government Agencies	8.8%
Corporate Bonds & Notes	1.9%
Other	5.6%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PRRIX

Administrative Class: PARRX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	5 Years	Inception (01/29/97)**
Real Return Fund Institutional Class	3.09%	5.82%	9.92%	8.54%
Real Return Fund Administrative Class	2.95%	5.56%	9.63%	8.26%
Lehman Brothers U.S. TIPS Index	3.07%	5.31%	9.53%	7.52%
Lipper Treasury Inflation Protected Securities Fund Average	2.40%	4.53%	8.03%	6.54%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,030.90	$1,029.50	$1,022.81	$1,021.56
Expenses Paid During Period†	$2.29	$3.56	$2.28	$3.55

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six months ended September 30, 2005, the Institutional Class Shares of the Real Return Fund returned 3.09%, versus 3.07% for the Lehman Brothers U.S. TIPS Index.

•	For the six-month period, ten-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005 for the ten-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The twelve-month CPI-U change for the period ended September 30, 2005, was 4.69%.

•	The effective duration of the Fund was 7.08 years on September 30, 2005, compared to a duration of 6.63 years for the benchmark.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive as nominal yields in Europe fell more than in the U.S.

•	Modest exposure to emerging market bonds was positive to performance as spreads on emerging market bonds narrowed relative to treasuries. The spread on the JPMorgan EMBI Global Bond Index narrowed 1.38% relative to Treasuries.

09.30.05  |  PIMCO Funds Semi-Annual Report  27

PIMCO Real Return Fund II

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Real Return Fund II Institutional Class	Lehman Brothers U.S. TIPS Index
02/28/2002	5,000,000	5,000,000
03/31/2002	4,988,844	4,968,999
04/30/2002	5,138,977	5,104,654
05/31/2002	5,230,040	5,185,816
06/30/2002	5,299,439	5,259,226
07/31/2002	5,403,570	5,346,001
08/31/2002	5,608,733	5,537,388
09/30/2002	5,725,456	5,676,930
10/31/2002	5,552,681	5,525,393
11/30/2002	5,565,880	5,521,484
12/31/2002	5,754,282	5,707,057
01/31/2003	5,792,296	5,750,065
02/28/2003	6,007,493	5,965,443
03/31/2003	5,893,599	5,868,769
04/30/2003	5,876,323	5,853,683
05/31/2003	6,171,720	6,131,387
06/30/2003	6,116,958	6,068,731
07/31/2003	5,815,765	5,788,601
08/31/2003	5,925,080	5,892,395
09/30/2003	6,128,271	6,087,435
10/31/2003	6,149,600	6,120,469
11/30/2003	6,158,294	6,124,126
12/31/2003	6,220,377	6,186,547
01/31/2004	6,293,624	6,257,558
02/29/2004	6,440,118	6,401,973
03/31/2004	6,538,525	6,504,522
04/30/2004	6,231,648	6,188,930
05/31/2004	6,340,044	6,300,420
06/30/2004	6,342,976	6,303,125
07/31/2004	6,406,977	6,362,010
08/31/2004	6,577,001	6,532,596
09/30/2004	6,589,471	6,545,496
10/31/2004	6,657,952	6,610,970
11/30/2004	6,636,363	6,595,166
12/31/2004	6,767,292	6,710,236
01/31/2005	6,741,927	6,710,749
02/28/2005	6,724,028	6,682,084
03/31/2005	6,742,501	6,688,054
04/30/2005	6,858,346	6,815,769
05/31/2005	6,913,436	6,862,639
06/30/2005	6,919,371	6,891,835
07/31/2005	6,785,918	6,747,153
08/31/2005	6,944,514	6,902,856
09/30/2005	6,935,586	6,893,192

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	89.9%
U.S. Government Agencies	3.6%
Short-Term Instruments	2.8%
Sovereign Issues	1.9%
Other	1.8%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PIRRX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception	(02/28/02)
Real Return Fund II Institutional Class	2.86%		5.25%	9.55%
Lehman Brothers U.S. TIPS Index	3.07%		5.31%	9.37%
Lipper Treasury Inflation Protected Securities Fund Average	2.40%		4.53%	8.29%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,028.60	$1,022.76
Expenses Paid During Period†	$2.34	$2.33

†	Expenses are equal to the expense ratio of 0.46% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations with quality and non-U.S. dollar-denominated security restrictions.

•	For the six months ended September 30, 2005, the Institutional Class Shares of the Real Return Fund II returned 2.86%, underperforming the 3.07% return of the benchmark Lehman Brothers U.S. TIPS Index.

•	For the six-month period, ten-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	The effective duration of the Fund was 7.12 years on September 30, 2005, compared to a duration of 6.63 years for the benchmark.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005 for the ten-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The twelve-month CPI-U change for the period ended September 30, 2005, was 4.69%.

•	The Fund’s net short exposure to nominal bonds during the first half of the period (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	Modest exposure to emerging market bonds was positive to performance as spreads on emerging market bonds narrowed relative to treasuries. The spread on the JPMorgan EMBI Global Bond Index narrowed 1.38% relative to Treasuries.

28  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Short Duration Municipal Income Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Short Duration Municipal Income Fund Institutional Class	Lehman Brothers 1- Year Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,015,118	5,016,803
10/31/1999	5,026,688	5,027,776
11/30/1999	5,043,155	5,043,303
12/31/1999	5,056,562	5,047,544
01/31/2000	5,077,025	5,066,694
02/29/2000	5,086,181	5,082,009
03/31/2000	5,109,575	5,104,020
04/30/2000	5,117,236	5,116,238
05/31/2000	5,126,760	5,124,666
06/30/2000	5,161,314	5,166,694
07/31/2000	5,188,759	5,195,397
08/31/2000	5,219,335	5,221,936
09/30/2000	5,245,011	5,233,543
10/31/2000	5,280,167	5,258,326
11/30/2000	5,294,485	5,278,110
12/31/2000	5,350,202	5,317,489
01/31/2001	5,379,572	5,380,568
02/28/2001	5,406,064	5,398,148
03/31/2001	5,427,510	5,426,118
04/30/2001	5,425,337	5,436,255
05/31/2001	5,459,195	5,474,691
06/30/2001	5,498,887	5,496,242
07/31/2001	5,528,640	5,520,484
08/31/2001	5,582,997	5,553,869
09/30/2001	5,574,425	5,581,061
10/31/2001	5,598,463	5,605,284
11/30/2001	5,606,363	5,610,422
12/31/2001	5,616,444	5,624,384
01/31/2002	5,645,924	5,670,196
02/28/2002	5,673,910	5,690,579
03/31/2002	5,660,706	5,650,833
04/30/2002	5,693,716	5,693,626
05/31/2002	5,720,098	5,718,730
06/30/2002	5,734,819	5,746,715
07/31/2002	5,738,782	5,767,891
08/31/2002	5,753,121	5,787,118
09/30/2002	5,760,986	5,800,105
10/31/2002	5,733,000	5,791,599
11/30/2002	5,751,456	5,804,200
12/31/2002	5,783,140	5,841,131
01/31/2003	5,800,801	5,854,640
02/28/2003	5,814,468	5,869,348
03/31/2003	5,803,442	5,869,259
04/30/2003	5,798,572	5,876,226
05/31/2003	5,833,124	5,895,047
06/30/2003	5,835,400	5,902,749
07/31/2003	5,816,299	5,900,340
08/31/2003	5,832,306	5,907,998
09/30/2003	5,875,987	5,935,685
10/31/2003	5,892,941	5,929,135
11/30/2003	5,919,706	5,934,895
12/31/2003	5,929,972	5,941,294
01/31/2004	5,935,267	5,953,921
02/29/2004	5,974,963	5,975,034
03/31/2004	5,933,881	5,975,746
04/30/2004	5,922,434	5,961,446
05/31/2004	5,915,582	5,952,064
06/30/2004	5,916,890	5,957,801
07/31/2004	5,944,159	5,981,158
08/31/2004	5,957,786	6,006,543
09/30/2004	5,959,828	6,002,900
10/31/2004	5,956,748	6,002,928
11/30/2004	5,971,041	5,995,309
12/31/2004	5,980,237	6,004,522
01/31/2005	5,953,394	6,009,298
02/28/2005	5,973,361	6,008,489
03/31/2005	5,971,216	6,003,782
04/30/2005	5,974,925	6,015,296
05/31/2005	5,948,377	6,022,815
06/30/2005	5,957,924	6,047,764
07/31/2005	5,993,500	6,051,310
08/31/2005	5,987,993	6,061,206
09/30/2005	6,032,102	6,072,287

REGIONAL BREAKDOWN‡

New York	16.0%
Texas	10.5%
Washington	8.3%
Michigan	8.2%
Massachusetts	6.4%
Illinois	5.4%
Other	45.2%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PSDIX

Administrative Class: PSDMX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception	(08/31/99)
Short Duration Municipal Income Fund Institutional Class	1.02%		1.21%	2.84%	3.13%
Short Duration Municipal Income Fund Administrative Class	0.89%		0.98%	2.58%	2.88%
Lehman Brothers 1-Year Municipal Bond Index	1.14%		1.16%	3.02%	3.25%
Lipper Short Municipal Debt Fund Average	1.12%		1.16%	2.93%	3.08%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,010.20	$1,008.90	$1,023.31	$1,022.06
Expenses Paid During Period†	$1.76	$3.02	$1.78	$3.04

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.35% for Institutional Class, 0.60% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Short Duration Municipal Income Fund Institutional Class returned 1.02% for the six-month period ended September 30, 2005, moderately underperforming the 1.14% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return for the Lipper Short Municipal Debt Funds, consisting of national municipal funds with average maturities between one to five years, was 1.12% for the period.

•	The Fund’s effective duration was managed above that of the benchmark, helping performance as yields declined across most municipal maturities.

•	The Fund’s average credit quality was AAA at the end of the fiscal year, versus the benchmark’s average of AA1/AA2.

•	Interest rate hedging strategies impeded returns, as Treasury rates declined more than municipal rates.

•	The Fund’s Institutional Class SEC yield after fees at September 30, 2005 was 3.32%, or 5.11% on a fully tax-adjusted basis with a federal tax rate of 35.0%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal tax rate.)

•	The municipal yield curve flattened over the six-month period: ten-year maturity AAA general obligation bonds increased by 0.20%, ten-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between ten-year AAA municipals and Treasuries increased to 86.2%; ten-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

09.30.05  |  PIMCO Funds Semi-Annual Report  29

PIMCO Short-Term Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Short-Term Fund Institutional Class	Citigroup 3- Month Treasury Bill Index
10/31/1987	5,000,000	5,000,000
11/30/1987	5,029,461	5,024,200
12/31/1987	5,060,119	5,047,260
01/31/1988	5,094,787	5,071,084
02/29/1988	5,116,116	5,095,020
03/31/1988	5,144,560	5,119,067
04/30/1988	5,173,186	5,143,741
05/31/1988	5,202,593	5,169,821
06/30/1988	5,232,291	5,197,272
07/31/1988	5,259,411	5,226,222
08/31/1988	5,293,423	5,256,480
09/30/1988	5,328,409	5,287,967
10/31/1988	5,375,276	5,320,223
11/30/1988	5,411,635	5,353,475
12/31/1988	5,443,779	5,388,326
01/31/1989	5,483,420	5,424,968
02/28/1989	5,522,499	5,463,104
03/31/1989	5,571,029	5,502,547
04/30/1989	5,613,569	5,543,652
05/31/1989	5,665,094	5,585,007
06/30/1989	5,708,266	5,623,934
07/31/1989	5,756,794	5,663,134
08/31/1989	5,788,039	5,701,418
09/30/1989	5,828,328	5,738,589
10/31/1989	5,883,335	5,777,498
11/30/1989	5,922,983	5,814,935
12/31/1989	5,957,698	5,853,432
01/31/1990	5,987,232	5,892,063
02/28/1990	6,024,238	5,927,474
03/31/1990	6,064,842	5,967,248
04/30/1990	6,090,417	6,006,214
05/31/1990	6,148,665	6,046,755
06/30/1990	6,189,318	6,086,182
07/31/1990	6,232,885	6,126,471
08/31/1990	6,267,095	6,166,356
09/30/1990	6,309,632	6,204,216
10/31/1990	6,358,334	6,242,868
11/30/1990	6,409,912	6,279,888
12/31/1990	6,462,141	6,317,192
01/31/1991	6,509,418	6,353,073
02/28/1991	6,545,494	6,384,013
03/31/1991	6,576,473	6,417,146
04/30/1991	6,618,103	6,448,140
05/31/1991	6,656,338	6,479,349
06/30/1991	6,682,104	6,509,285
07/31/1991	6,722,727	6,540,333
08/31/1991	6,766,617	6,571,139
09/30/1991	6,804,471	6,600,314
10/31/1991	6,844,965	6,629,290
11/30/1991	6,862,973	6,655,674
12/31/1991	6,892,228	6,680,633
01/31/1992	6,919,339	6,703,747
02/29/1992	6,934,403	6,724,664
03/31/1992	6,948,634	6,747,527
04/30/1992	6,979,006	6,769,390
05/31/1992	7,001,946	6,791,660
06/30/1992	7,031,099	6,812,374
07/31/1992	7,061,296	6,832,812
08/31/1992	7,080,606	6,852,285
09/30/1992	7,100,505	6,869,485
10/31/1992	7,109,622	6,886,864
11/30/1992	7,119,728	6,904,013
12/31/1992	7,142,089	6,922,516
01/31/1993	7,167,580	6,941,000
02/28/1993	7,187,715	6,957,101
03/31/1993	7,222,352	6,974,634
04/30/1993	7,248,666	6,991,582
05/31/1993	7,279,042	7,009,411
06/30/1993	7,309,491	7,026,933
07/31/1993	7,337,521	7,045,345
08/31/1993	7,358,333	7,063,733
09/30/1993	7,378,551	7,081,323
10/31/1993	7,406,168	7,099,591
11/30/1993	7,435,531	7,117,553
12/31/1993	7,472,268	7,136,344
01/31/1994	7,487,037	7,155,042
02/28/1994	7,497,133	7,172,358
03/31/1994	7,486,772	7,192,583
04/30/1994	7,500,714	7,214,017
05/31/1994	7,507,684	7,237,968
06/30/1994	7,544,131	7,262,503
07/31/1994	7,581,551	7,288,795
08/31/1994	7,613,244	7,315,909
09/30/1994	7,623,522	7,343,344
10/31/1994	7,645,459	7,373,377
11/30/1994	7,653,660	7,404,640
12/31/1994	7,688,576	7,438,998
01/31/1995	7,728,764	7,473,515
02/28/1995	7,801,580	7,506,399
03/31/1995	7,820,739	7,543,404
04/30/1995	7,906,502	7,579,688
05/31/1995	7,988,187	7,617,132
06/30/1995	8,016,388	7,653,238
07/31/1995	8,066,833	7,690,127
08/31/1995	8,106,191	7,726,576
09/30/1995	8,183,875	7,761,270
10/31/1995	8,244,808	7,796,893
11/30/1995	8,323,417	7,831,355
12/31/1995	8,396,279	7,867,224
01/31/1996	8,438,474	7,902,547
02/29/1996	8,455,531	7,934,869
03/31/1996	8,484,975	7,968,513
04/30/1996	8,526,887	8,001,344
05/31/1996	8,573,734	8,035,669
06/30/1996	8,622,971	8,069,338
07/31/1996	8,649,616	8,104,360
08/31/1996	8,706,604	8,139,937
09/30/1996	8,792,582	8,174,777
10/31/1996	8,865,196	8,210,583
11/30/1996	8,947,374	8,245,067
12/31/1996	8,984,288	8,280,437
01/31/1997	9,039,631	8,316,292
02/28/1997	9,081,953	8,348,810
03/31/1997	9,089,081	8,385,210
04/30/1997	9,142,882	8,420,930
05/31/1997	9,211,364	8,458,150
06/30/1997	9,273,987	8,493,676
07/31/1997	9,348,891	8,530,283
08/31/1997	9,379,554	8,567,049
09/30/1997	9,444,784	8,603,372
10/31/1997	9,469,319	8,640,883
11/30/1997	9,513,992	8,677,261
12/31/1997	9,569,434	8,714,921
01/31/1998	9,628,194	8,753,354
02/28/1998	9,663,998	8,788,192
03/31/1998	9,730,989	8,827,212
04/30/1998	9,777,926	8,864,639
05/31/1998	9,824,621	8,902,935
06/30/1998	9,860,451	8,939,525
07/31/1998	9,921,920	8,977,341
08/31/1998	9,927,830	9,015,583
09/30/1998	9,996,273	9,052,456
10/31/1998	10,036,673	9,088,848
11/30/1998	10,073,050	9,122,294
12/31/1998	10,118,477	9,156,047
01/31/1999	10,160,402	9,190,199
02/28/1999	10,203,832	9,221,539
03/31/1999	10,278,911	9,256,764
04/30/1999	10,329,119	9,291,015
05/31/1999	10,333,674	9,326,692
06/30/1999	10,372,627	9,361,293
07/31/1999	10,411,216	9,397,896
08/31/1999	10,447,798	9,435,112
09/30/1999	10,497,169	9,472,098
10/31/1999	10,550,411	9,510,743
11/30/1999	10,602,935	9,549,168
12/31/1999	10,648,527	9,589,942
01/31/2000	10,677,925	9,632,043
02/29/2000	10,740,147	9,673,074
03/31/2000	10,812,389	9,718,440
04/30/2000	10,854,585	9,764,021
05/31/2000	10,916,030	9,811,767
06/30/2000	10,985,938	9,857,784
07/31/2000	11,045,435	9,905,495
08/31/2000	11,117,564	9,954,527
09/30/2000	11,184,834	10,004,001
10/31/2000	11,236,895	10,056,424
11/30/2000	11,330,833	10,107,811
12/31/2000	11,424,107	10,160,978
01/31/2001	11,505,558	10,213,410
02/28/2001	11,585,092	10,257,531
03/31/2001	11,639,557	10,302,766
04/30/2001	11,676,154	10,342,330
05/31/2001	11,769,947	10,380,182
06/30/2001	11,792,303	10,413,503
07/31/2001	11,877,186	10,446,201
08/31/2001	11,921,614	10,477,958
09/30/2001	11,978,109	10,508,029
10/31/2001	12,024,967	10,535,560
11/30/2001	12,046,643	10,558,001
12/31/2001	12,069,064	10,576,477
01/31/2002	12,099,233	10,592,977
02/28/2002	12,115,995	10,607,171
03/31/2002	12,117,592	10,622,765
04/30/2002	12,147,488	10,638,061
05/31/2002	12,178,355	10,653,911
06/30/2002	12,170,919	10,668,824
07/31/2002	12,116,011	10,684,402
08/31/2002	12,199,101	10,699,894
09/30/2002	12,229,403	10,714,661
10/31/2002	12,262,507	10,729,554
11/30/2002	12,369,551	10,743,288
12/31/2002	12,414,024	10,756,179
01/31/2003	12,469,244	10,767,903
02/28/2003	12,531,909	10,777,809
03/31/2003	12,554,180	10,788,695
04/30/2003	12,601,481	10,798,944
05/31/2003	12,636,115	10,809,419
06/30/2003	12,654,551	10,819,256
07/31/2003	12,612,218	10,828,669
08/31/2003	12,631,104	10,837,549
09/30/2003	12,698,898	10,845,786
10/31/2003	12,693,755	10,854,571
11/30/2003	12,697,840	10,863,037
12/31/2003	12,736,765	10,871,728
01/31/2004	12,751,052	10,880,317
02/29/2004	12,788,565	10,888,259
03/31/2004	12,817,722	10,896,861
04/30/2004	12,794,489	10,905,251
05/31/2004	12,808,255	10,914,085
06/30/2004	12,822,687	10,923,034
07/31/2004	12,839,904	10,933,411
08/31/2004	12,869,029	10,945,219
09/30/2004	12,886,855	10,958,244
10/31/2004	12,918,940	10,972,928
11/30/2004	12,939,014	10,988,510
12/31/2004	12,963,954	11,006,641
01/31/2005	12,986,573	11,026,343
02/28/2005	12,995,805	11,045,749
03/31/2005	13,010,682	11,068,945
04/30/2005	13,052,518	11,093,075
05/31/2005	13,095,288	11,119,366
06/30/2005	13,113,854	11,145,496
07/31/2005	13,148,232	11,173,695
08/31/2005	13,198,045	11,203,528
09/30/2005	13,210,588	11,234,114

SECTOR BREAKDOWN‡

Short-Term Instruments	48.9%
U.S. Government Agencies	19.2%
Corporate Bonds & Notes	13.3%
Mortgage-Backed Securities	6.7%
Asset-Backed Securities	6.4%
Other	5.5%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PTSHX

Administrative Class: PSFAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception	(10/07/87)**
Short-Term Fund Institutional Class	1.54%		2.51%	3.39%	4.91%	5.58%
Short-Term Fund Administrative Class	1.41%		2.25%	3.13%	4.65%	5.32%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	3.77%	4.63%
Lipper Ultra-Short Obligations Fund Average	1.42%		2.17%	2.97%	4.33%	4.68%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,015.40	$1,014.10	$1,022.81	$1,021.56
Expenses Paid During Period†	$2.27	$3.53	$2.28	$3.55

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Institutional Class Shares returned 1.54% for the six-month period ended September 30, 2005, outperforming the Citigroup 3-Month Treasury Bill Index return of 1.49% for the same period.

•	Above-benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages enhanced returns primarily due to the yield premiums provided by these holdings.

•	A corporate emphasis was slightly positive, as security selection added to returns and spreads tightened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value as improving credit fundamentals boosted demand and spreads narrowed.

30  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO StocksPLUS® Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	StocksPLUS® Fund Institutional Class	S&P 500 Index
05/31/1993	5,000,000	5,000,000
06/30/1993	5,027,261	5,014,650
07/31/1993	5,017,471	4,994,491
08/31/1993	5,208,380	5,183,982
09/30/1993	5,157,774	5,144,221
10/31/1993	5,271,731	5,250,655
11/30/1993	5,212,275	5,200,616
12/31/1993	5,306,421	5,263,492
01/31/1994	5,480,662	5,442,451
02/28/1994	5,311,701	5,294,743
03/31/1994	5,077,284	5,063,892
04/30/1994	5,141,283	5,128,811
05/31/1994	5,237,282	5,212,974
06/30/1994	5,126,078	5,085,204
07/31/1994	5,325,725	5,252,202
08/31/1994	5,568,540	5,467,543
09/30/1994	5,473,357	5,333,861
10/31/1994	5,561,106	5,453,713
11/30/1994	5,391,092	5,255,089
12/31/1994	5,461,225	5,333,022
01/31/1995	5,612,304	5,471,307
02/28/1995	5,864,102	5,684,524
03/31/1995	6,023,776	5,852,274
04/30/1995	6,219,204	6,024,624
05/31/1995	6,500,850	6,265,428
06/30/1995	6,643,179	6,410,974
07/31/1995	6,854,074	6,623,561
08/31/1995	6,900,939	6,640,187
09/30/1995	7,193,848	6,920,403
10/31/1995	7,181,918	6,895,697
11/30/1995	7,527,891	7,198,418
12/31/1995	7,673,723	7,337,059
01/31/1996	7,949,045	7,586,813
02/29/1996	7,970,224	7,657,142
03/31/1996	8,076,117	7,730,881
04/30/1996	8,177,430	7,844,834
05/31/1996	8,365,584	8,047,152
06/30/1996	8,445,187	8,077,812
07/31/1996	8,052,904	7,720,934
08/31/1996	8,223,140	7,883,768
09/30/1996	8,704,242	8,327,467
10/31/1996	8,981,877	8,557,139
11/30/1996	9,649,702	9,203,973
12/31/1996	9,444,046	9,021,642
01/31/1997	10,025,985	9,585,314
02/28/1997	10,100,806	9,660,463
03/31/1997	9,646,437	9,263,515
04/30/1997	10,244,078	9,816,546
05/31/1997	10,892,224	10,414,178
06/30/1997	11,344,245	10,880,733
07/31/1997	12,278,977	11,746,513
08/31/1997	11,616,167	11,088,473
09/30/1997	12,220,454	11,695,789
10/31/1997	11,832,913	11,305,149
11/30/1997	12,315,186	11,828,465
12/31/1997	13,256,889	12,031,560
01/31/1998	12,716,721	12,164,629
02/28/1998	13,569,183	13,041,941
03/31/1998	14,253,076	13,709,819
04/30/1998	14,425,043	13,847,740
05/31/1998	14,141,803	13,609,698
06/30/1998	14,691,669	14,162,524
07/31/1998	14,528,428	14,011,693
08/31/1998	12,314,475	11,985,882
09/30/1998	13,256,889	12,753,698
10/31/1998	14,302,676	13,791,084
11/30/1998	15,122,901	14,626,961
12/31/1998	16,099,828	15,469,767
01/31/1999	16,648,553	16,116,712
02/28/1999	16,088,153	15,615,805
03/31/1999	16,768,984	16,240,593
04/30/1999	17,436,465	16,869,592
05/31/1999	16,979,768	16,471,301
06/30/1999	17,970,000	17,385,458
07/31/1999	17,379,659	16,842,684
08/31/1999	17,285,204	16,758,790
09/30/1999	16,909,003	16,299,940
10/31/1999	17,981,456	17,331,400
11/30/1999	18,279,360	17,683,747
12/31/1999	19,341,400	18,725,320
01/31/2000	18,343,134	17,784,881
02/29/2000	18,065,838	17,447,899
03/31/2000	19,758,181	19,154,826
04/30/2000	19,143,792	18,578,458
05/31/2000	18,752,817	18,197,228
06/30/2000	19,218,094	18,645,789
07/31/2000	18,978,573	18,354,169
08/31/2000	20,246,629	19,494,147
09/30/2000	19,133,350	18,465,051
10/31/2000	19,047,934	18,386,944
11/30/2000	17,610,085	16,937,386
12/31/2000	17,751,217	17,020,141
01/31/2001	18,440,436	17,624,015
02/28/2001	16,740,362	16,017,058
03/31/2001	15,622,296	15,002,377
04/30/2001	16,816,942	16,168,212
05/31/2001	17,000,734	16,276,539
06/30/2001	16,623,116	15,880,368
07/31/2001	16,483,817	15,724,041
08/31/2001	15,446,806	14,739,716
09/30/2001	14,193,108	13,549,539
10/31/2001	14,549,096	13,807,929
11/30/2001	15,586,106	14,867,135
12/31/2001	15,714,943	14,997,371
01/31/2002	15,543,960	14,778,559
02/28/2002	15,310,800	14,493,555
03/31/2002	15,861,430	15,038,734
04/30/2002	14,967,165	14,126,936
05/31/2002	14,857,344	14,022,820
06/30/2002	13,806,190	13,023,834
07/31/2002	12,660,904	12,008,965
08/31/2002	12,880,548	12,088,224
09/30/2002	11,499,929	10,774,464
10/31/2002	12,551,082	11,722,821
11/30/2002	13,288,458	12,412,135
12/31/2002	12,591,480	11,682,947
01/31/2003	12,320,524	11,376,854
02/28/2003	12,177,077	11,206,201
03/31/2003	12,304,585	11,314,700
04/30/2003	13,292,777	12,247,250
05/31/2003	14,010,013	12,892,278
06/30/2003	14,176,657	13,056,744
07/31/2003	14,352,864	13,286,948
08/31/2003	14,657,222	13,546,083
09/30/2003	14,545,579	13,402,220
10/31/2003	15,339,269	14,160,384
11/30/2003	15,485,049	14,284,969
12/31/2003	16,322,390	15,034,139
01/31/2004	16,622,495	15,310,090
02/29/2004	16,872,583	15,522,892
03/31/2004	16,616,014	15,288,710
04/30/2004	16,272,353	15,048,701
05/31/2004	16,478,549	15,255,213
06/30/2004	16,780,874	15,551,849
07/31/2004	16,242,915	15,037,131
08/31/2004	16,347,036	15,097,955
09/30/2004	16,508,902	15,261,475
10/31/2004	16,791,710	15,494,629
11/30/2004	17,445,703	16,121,565
12/31/2004	18,030,442	16,670,161
01/31/2005	17,581,030	16,263,825
02/28/2005	17,922,583	16,606,085
03/31/2005	17,573,893	16,312,024
04/30/2005	17,247,443	16,002,659
05/31/2005	17,773,391	16,511,838
06/30/2005	17,762,801	16,535,275
07/31/2005	18,382,857	17,150,197
08/31/2005	18,255,199	16,993,717
09/30/2005	18,317,466	17,131,355

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	56.8%
Corporate Bonds & Notes‡‡	14.3%
U.S. Government Agencies‡‡	12.1%
Mortgage-Backed Securities‡‡	6.6%
Asset-Backed Securities‡‡	5.6%
Other	4.6%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbols

Institutional Class: PSTKX

Administrative Class: PPLAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception	(05/13/93)**
StocksPLUS® Fund Institutional Class	4.23%		10.96%	-0.87%	9.80%	11.28%
StocksPLUS® Fund Administrative Class	4.08%		10.66%	-1.22%	9.42%	10.92%
S&P 500 Index	5.02%		12.25%	-1.49%	9.49%	10.66%
Lipper Large-Cap Core Fund Average	4.98%		11.56%	-2.85%	7.82%	9.11%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,042.30	$1,040.80	$1,021.81	$1,020.56
Expenses Paid During Period†	$3.33	$4.60	$3.29	$4.56

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.40%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $3.07 and $4.35 for Institutional and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $3.04 and $4.31 for Institutional and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

PORTFOLIO INSIGHTS

•	The StocksPLUS® Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	The Fund’s Institutional Class Shares returned 4.23% for the six-month period ended September 30, 2005, underperforming the S&P 500 Index, which returned 5.02% during the same period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of most U.S. rates detracted from returns and was the primary driver of underperformance.

•	A diversified maturity mix, including exposure to intermediate instruments (one to five years), helped performance as upward rate movements in this portion of the curve were less pronounced than among shorter maturities.

•	An emphasis on mortgages and asset-backed securities enhanced returns primarily due to the yield premiums provided by these holdings.

•	Exposure to credit sensitive assets was positive overall as both emerging market bond holdings and shorter maturity corporate credit holdings provided attractive performance.

09.30.05  |  PIMCO Funds Semi-Annual Report  31

PIMCO Total Return Mortgage Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Total Return Mortgage Fund Institutional Class	Lehman Brothers Mortgage Index
07/31/1997	5,000,000	5,000,000
08/31/1997	5,005,044	4,988,181
09/30/1997	5,084,467	5,051,374
10/31/1997	5,160,309	5,107,410
11/30/1997	5,184,726	5,124,138
12/31/1997	5,246,122	5,170,845
01/31/1998	5,304,038	5,222,283
02/28/1998	5,314,354	5,233,351
03/31/1998	5,334,652	5,255,480
04/30/1998	5,371,139	5,285,274
05/31/1998	5,417,855	5,320,391
06/30/1998	5,453,983	5,345,760
07/31/1998	5,476,124	5,372,837
08/31/1998	5,542,715	5,421,622
09/30/1998	5,605,738	5,487,031
10/31/1998	5,584,293	5,479,998
11/30/1998	5,609,572	5,507,250
12/31/1998	5,625,826	5,530,683
01/31/1999	5,660,727	5,570,043
02/28/1999	5,631,600	5,548,028
03/31/1999	5,669,090	5,585,259
04/30/1999	5,697,656	5,611,032
05/31/1999	5,667,354	5,579,684
06/30/1999	5,661,901	5,560,029
07/31/1999	5,641,744	5,522,278
08/31/1999	5,639,123	5,522,112
09/30/1999	5,717,073	5,611,746
10/31/1999	5,745,364	5,644,019
11/30/1999	5,773,781	5,647,103
12/31/1999	5,762,288	5,633,287
01/31/2000	5,725,332	5,584,465
02/29/2000	5,812,378	5,649,236
03/31/2000	5,890,936	5,711,030
04/30/2000	5,871,241	5,714,956
05/31/2000	5,868,917	5,717,554
06/30/2000	5,978,903	5,839,800
07/31/2000	6,038,508	5,877,283
08/31/2000	6,138,873	5,966,396
09/30/2000	6,201,183	6,028,223
10/31/2000	6,244,656	6,071,546
11/30/2000	6,345,742	6,162,832
12/31/2000	6,468,116	6,262,100
01/31/2001	6,570,212	6,359,587
02/28/2001	6,632,002	6,395,992
03/31/2001	6,664,904	6,433,119
04/30/2001	6,663,174	6,442,016
05/31/2001	6,728,926	6,484,771
06/30/2001	6,752,370	6,498,640
07/31/2001	6,903,222	6,614,008
08/31/2001	6,966,484	6,672,350
09/30/2001	7,067,115	6,772,306
10/31/2001	7,178,012	6,865,914
11/30/2001	7,128,897	6,802,484
12/31/2001	7,114,327	6,776,865
01/31/2002	7,186,372	6,839,625
02/28/2002	7,264,275	6,917,467
03/31/2002	7,188,994	6,844,197
04/30/2002	7,328,375	6,973,764
05/31/2002	7,372,657	7,024,393
06/30/2002	7,443,416	7,082,695
07/31/2002	7,540,639	7,163,437
08/31/2002	7,615,914	7,220,028
09/30/2002	7,670,609	7,271,291
10/31/2002	7,696,327	7,299,110
11/30/2002	7,703,493	7,293,931
12/31/2002	7,787,474	7,370,107
01/31/2003	7,809,106	7,388,087
02/28/2003	7,860,544	7,437,619
03/31/2003	7,870,283	7,438,248
04/30/2003	7,908,934	7,469,304
05/31/2003	7,940,670	7,475,488
06/30/2003	7,970,158	7,487,709
07/31/2003	7,766,892	7,347,444
08/31/2003	7,897,634	7,399,717
09/30/2003	8,018,314	7,525,793
10/31/2003	8,014,789	7,499,716
11/30/2003	8,030,409	7,515,368
12/31/2003	8,114,363	7,596,137
01/31/2004	8,158,965	7,643,708
02/29/2004	8,228,629	7,708,133
03/31/2004	8,255,405	7,741,894
04/30/2004	8,129,681	7,604,064
05/31/2004	8,114,940	7,587,424
06/30/2004	8,177,959	7,654,561
07/31/2004	8,277,430	7,723,155
08/31/2004	8,394,350	7,842,263
09/30/2004	8,415,096	7,854,159
10/31/2004	8,472,415	7,917,475
11/30/2004	8,447,453	7,897,705
12/31/2004	8,513,736	7,953,332
01/31/2005	8,566,367	7,995,663
02/28/2005	8,531,713	7,958,637
03/31/2005	8,508,361	7,943,846
04/30/2005	8,603,885	8,031,763
05/31/2005	8,668,227	8,095,030
06/30/2005	8,703,434	8,124,412
07/31/2005	8,674,730	8,083,686
08/31/2005	8,752,686	8,155,279
09/30/2005	8,694,690	8,112,411

SECTOR BREAKDOWN‡

U.S. Government Agencies	81.7%
Asset-Backed Securities	10.3%
Mortgage-Backed Securities	5.2%
Short-Term Instruments	2.8%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PTRIX

Administrative Class: PMTAX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception	(07/31/97)
Total Return Mortgage Fund Institutional Class	2.19%		3.32%	6.99%	7.01%
Total Return Mortgage Fund Administrative Class	2.06%		3.06%	6.73%	6.75%
Lehman Brothers Mortgage Index	2.12%		3.29%	6.12%	6.10%
Lipper U.S. Mortgage Fund Average	1.82%		2.45%	5.47%	5.30%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,021.90	$1,020.60	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.53	$3.80	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	For the six-month period ended September 30, 2005, the Fund returned 2.19%, moderately outperforming the 2.12% return of the benchmark Lehman Brothers Mortgage Index.

•	Tactical adjustments to duration exposure, or sensitivity to changes in market interest rates, were neutral for performance as Treasury yields were volatile over the six-month period; ten-year rates ended the period at 4.32%, compared to 4.48% on March 31, 2005.

•	An overweight to 30-year FNMA mortgages was a slight drag on returns.

•	Near-index exposure to 15-year issues was neutral for performance; the shorter duration of these issues helped them weather the volatile interest rate environment.

•	Commercial mortgage-backed securities and asset-backed securities (“ABS”) aided returns as their more stable structures better withstood the market impact of hurricanes, $3 per gallon gas prices and a record level of ABS issuance.

32  PIMCO Funds Semi-Annual Report  |  09.30.05

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03.31.03  |  PIMCO Funds Annual Report  33

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund

Institutional Class
09/30/2005+	$9.96	$0.20	$(0.03)	$0.17	$(0.20)	$0.00
03/31/2005	10.22	0.42	(0.26)	0.16	(0.42)	0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00
03/31/2003	10.16	0.45	0.11	0.56	(0.45)	(0.05)
03/31/2002	10.60	0.49	(0.06)	0.43	(0.47)	(0.40)
03/31/2001	10.05	0.48	0.56	1.04	(0.46)	(0.03)

Administrative Class
09/30/2005+	9.96	0.18	(0.03)	0.15	(0.18)	0.00
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00
03/31/2003	10.16	0.41	0.12	0.53	(0.42)	(0.05)
03/31/2002	10.60	0.48	(0.08)	0.40	(0.44)	(0.40)
03/31/2001	10.05	0.45	0.57	1.02	(0.44)	(0.03)

California Municipal Bond Fund

Institutional Class
09/30/2005+	$10.30	$0.21	$0.07	$0.28	$(0.21)	$0.00
03/31/2005	10.42	0.41	(0.12)	0.29	(0.41)	0.00
03/31/2004	10.36	0.41	0.11	0.52	(0.42)	(0.04)
03/31/2003	10.02	0.46	0.35	0.81	(0.46)	(0.01)
03/31/2002	10.35	0.39	0.05	0.44	(0.38)	(0.39)
05/16/2000 - 03/31/2001	10.00	0.43	0.78	1.21	(0.43)	(0.43)

Administrative Class
09/30/2005+	10.30	0.19	0.07	0.26	(0.19)	0.00
03/31/2005	10.42	0.38	(0.12)	0.26	(0.38)	0.00
03/31/2004	10.36	0.39	0.10	0.49	(0.39)	(0.04)
08/19/2002 - 03/31/2003	10.32	0.24	0.07	0.31	(0.26)	(0.01)

Convertible Fund

Institutional Class
09/30/2005+	$11.94	$0.05	$0.51	$0.56	$(0.18)	$0.00
03/31/2005	12.04	0.11	0.14	0.25	(0.35)	0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)	0.00
03/31/2002	11.33	0.20	(0.46)	(0.26)	(0.65)	0.00
03/31/2001	15.77	0.01	(3.50)	(3.49)	(0.25)	(0.70)

Administrative Class
09/30/2005+	12.19	0.04	0.52	0.56	(0.17)	0.00
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)	0.00
03/31/2002	11.36	0.13	(0.41)	(0.28)	(0.44)	0.00
08/01/2000 - 03/31/2001	14.49	(0.03)	(2.19)	(2.22)	(0.21)	(0.70)

Developing Local Markets

Institutional Class
05/31/2005 - 09/30/2005+	$10.00	$0.09	$0.18	$0.27	$(0.09)	$0.00

Diversified Income Fund

Institutional Class
09/30/2005+	$10.87	$0.29	$0.35	$0.64	$(0.30)	$0.00
03/31/2005	10.84	0.54	0.09	0.63	(0.55)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)

34  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Institutional Class
09/30/2005+	$(0.20)	$9.93	1.69%	$80,764	0.47	%*	3.95	%*	76%
03/31/2005	(0.42)	9.96	1.58	76,703	0.47		4.15		59
03/31/2004	(0.42)	10.22	4.17	73,136	0.47		4.11		137
03/31/2003	(0.50)	10.22	5.55	89,240	0.47		4.33		101
03/31/2002	(0.87)	10.16	4.15	83,656	0.50	(g)	4.68		94
03/31/2001	(0.49)	10.60	10.60	87,531	0.50		4.62		257

Administrative Class
09/30/2005+	(0.18)	9.93	1.56	1,708	0.72	*	3.70	*	76
03/31/2005	(0.39)	9.96	1.33	1,760	0.72		3.90		59
03/31/2004	(0.39)	10.22	3.91	2,117	0.72		3.88		137
03/31/2003	(0.47)	10.22	5.27	3,578	0.72		3.95		101
03/31/2002	(0.84)	10.16	3.90	1,612	0.75	(f)	4.51		94
03/31/2001	(0.47)	10.60	10.36	1,717	0.74		4.28		257

California Municipal Bond Fund

Institutional Class
09/30/2005+	$(0.21)	$10.37	2.69%	$11,343	0.47	%*	3.95	%*	51%
03/31/2005	(0.41)	10.30	2.85	11,060	0.47		3.97		46
03/31/2004	(0.46)	10.42	5.08	10,800	0.47		4.01		157
03/31/2003	(0.47)	10.36	8.15	9,290	0.49	(b)	4.44		221
03/31/2002	(0.77)	10.02	4.20	9,670	0.49		3.78		164
05/16/2000 - 03/31/2001	(0.86)	10.35	12.49	11,941	0.49	*	4.76	*	338

Administrative Class
09/30/2005+	(0.19)	10.37	2.54	11	0.72	*	3.67	*	51
03/31/2005	(0.38)	10.30	2.59	11	0.72		3.72		46
03/31/2004	(0.43)	10.42	4.84	11	0.72		3.79		157
08/19/2002 - 03/31/2003	(0.27)	10.36	2.98	10	0.72	*	3.68	*	221

Convertible Fund

Institutional Class
09/30/2005+	$(0.18)	$12.32	4.74%	$52,678	0.66	%*(d)	0.87	%*	29%
03/31/2005	(0.35)	11.94	2.08	58,894	0.66	(d)	0.91		118
03/31/2004	(0.56)	12.04	34.46	13,666	0.66	(d)	2.00		365
03/31/2003	(0.36)	9.40	(6.34)	11,469	0.67	(d)	2.92		187
03/31/2002	(0.65)	10.42	(2.26)	14,794	0.73	(d)	1.76		307
03/31/2001	(0.95)	11.33	(23.00)	65,980	0.67	(d)	0.08		225

Administrative Class
09/30/2005+	(0.17)	12.58	4.61	11	0.91	*(e)	0.62	*	29
03/31/2005	(0.28)	12.19	1.85	10	0.95	(e)	(0.44)		118
03/31/2004	(0.55)	12.24	34.10	944	0.91	(e)	(0.16)		365
03/31/2003	(0.33)	9.56	(7.00)	8	0.92	(e)	2.71		187
03/31/2002	(0.44)	10.64	(2.42)	8	1.01	(e)	1.27		307
08/01/2000 - 03/31/2001	(0.91)	11.36	(16.25)	322	0.90	*	(0.32	)*	225

Developing Local Markets

Institutional Class
05/31/2005 - 09/30/2005+	$(0.09)	$10.18	2.66%	$283,736	0.95	%*	2.54	%*	3%

Diversified Income Fund

Institutional Class
09/30/2005+	$(0.30)	$11.21	5.90%	$1,195,449	0.75	%*	5.20	%*	50%
03/31/2005	(0.60)	10.87	5.99	897,441	0.75		4.97		44
07/31/2003 - 03/31/2004	(0.35)	10.84	12.02	676,454	0.75	*(c)	4.55	*	33

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.49%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Diversified Income Fund (Cont.)

Administrative Class
09/30/2005+	$10.87	$0.27	$0.35	$0.62	$(0.28)	$0.00
10/29/2004 - 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)

Emerging Markets Bond Fund

Institutional Class
09/30/2005+	$10.58	$0.29	$0.88	$1.17	$(0.30)	$0.00
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)
03/31/2003	9.60	0.64	0.76	1.40	(0.70)	(0.25)
03/31/2002	8.40	0.75	1.73	2.48	(0.78)	(0.50)
03/31/2001	8.61	0.82	0.20	1.02	(0.83)	(0.40)

Administrative Class
09/30/2005+	10.58	0.27	0.89	1.16	(0.29)	0.00
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)
03/31/2003	9.60	0.61	0.76	1.37	(0.67)	(0.25)
03/31/2002	8.40	0.74	1.72	2.46	(0.76)	(0.50)
03/31/2001	8.61	0.80	0.20	1.00	(0.81)	(0.40)

European Convertible Fund

Institutional Class
09/30/2005+	$12.39	$0.07	$0.03	$0.10	$(0.38)	$0.00
03/31/2005	12.50	0.10	0.71	0.81	(0.66)	(0.26)
03/31/2004	10.24	0.14	2.49	2.63	(0.31)	(0.06)
03/31/2003	9.51	0.10	0.84	0.94	(0.21)	0.00
03/31/2002	9.97	0.17	(0.05)	0.12	(0.23)	(0.35)
11/30/2000 - 03/31/2001	10.00	0.04	(0.03)	0.01	(0.04)	0.00

Floating Income Fund

Institutional Class
09/30/2005+	$10.17	$0.19	$0.23	$0.42	$(0.22)	$0.00
07/30/2004 - 03/31/2005	10.00	0.19	0.19	0.38	(0.21)	0.00

Foreign Bond Fund (Unhedged)

Institutional Class
09/30/2005+	$10.83	$0.17	$(0.58)	$(0.41)	$(0.16)	$0.00
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
09/30/2005+	$10.56	$0.18	$0.17	$0.35	$(0.16)	$0.00
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)
03/31/2003	10.39	0.47	0.50	0.97	(0.27)	(0.25)
03/31/2002	10.32	0.48	0.09	0.57	(0.48)	(0.02)
03/31/2001	10.03	0.59	0.50	1.09	(0.59)	(0.21)

Administrative Class
09/30/2005+	10.56	0.16	0.18	0.34	(0.15)	0.00
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)
03/31/2003	10.39	0.44	0.52	0.96	(0.27)	(0.25)
03/31/2002	10.32	0.45	0.09	0.54	(0.45)	(0.02)
03/31/2001	10.03	0.56	0.50	1.06	(0.56)	(0.21)

36  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Diversified Income Fund (Cont.)

Administrative Class
09/30/2005+	$0.00	$(0.28)	$11.21	5.77%	$3,966	1.00	%*	4.95	%*	50%
10/29/2004 - 03/31/2005	0.00	(0.27)	10.87	1.35	3,603	1.00	*	4.61	*	44

Emerging Markets Bond Fund

Institutional Class
09/30/2005+	$0.00	$(0.30)	$11.45	11.19%	$2,099,705	0.85	%*	5.19	%*	123%
03/31/2005	0.00	(0.89)	10.58	7.18	1,434,181	0.85		4.25		415
03/31/2004	0.00	(1.62)	10.73	23.86	779,572	0.85		4.55		461
03/31/2003	0.00	(0.95)	10.05	16.11	445,720	0.87	(d)	6.95		388
03/31/2002	0.00	(1.28)	9.60	31.46	177,399	0.92	(d)	8.25		620
03/31/2001	0.00	(1.23)	8.40	12.94	46,239	0.93	(d)	9.73		902

Administrative Class
09/30/2005+	0.00	(0.29)	11.45	11.05	21,453	1.10	*	4.92	*	123
03/31/2005	0.00	(0.87)	10.58	6.91	18,282	1.10		3.98		415
03/31/2004	0.00	(1.59)	10.73	23.55	10,108	1.10		4.72		461
03/31/2003	0.00	(0.92)	10.05	15.85	31,735	1.12	(e)	6.58		388
03/31/2002	0.00	(1.26)	9.60	31.11	11,685	1.19	(e)	8.28		620
03/31/2001	0.00	(1.21)	8.40	12.65	7,793	1.17	(e)	9.46		902

European Convertible Fund

Institutional Class
09/30/2005+	$0.00	$(0.38)	$12.11	0.89%	$66,044	0.75	%*	1.08	%*	40%
03/31/2005	0.00	(0.92)	12.39	6.45	114,598	0.76	(b)	0.79		113
03/31/2004	0.00	(0.37)	12.50	25.85	106,198	0.75		1.12		55
03/31/2003	0.00	(0.21)	10.24	9.98	4,383	0.75		1.01		137
03/31/2002	0.00	(0.58)	9.51	1.28	5,057	0.80	(b)	1.76		222
11/30/2000 - 03/31/2001	0.00	(0.04)	9.97	0.10	4,997	0.75	*(f)	1.27	*	175

Floating Income Fund

Institutional Class
09/30/2005+	$0.00	$(0.22)	$10.37	4.18%	$1,064,849	0.55	%*	3.60	%*	24%
07/30/2004 - 03/31/2005	0.00	(0.21)	10.17	3.87	723,725	0.55	*	2.81	*	18

Foreign Bond Fund (Unhedged)

Institutional Class
09/30/2005+	$0.00	$(0.16)	$10.26	(3.83)%	$922,857	0.50	%*	3.15	%*	213%
04/30/2004 - 03/31/2005	0.00	(0.29)	10.83	11.27	992,593	0.50	*(g)	2.27	*	344

Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
09/30/2005+	$0.00	$(0.16)	$10.75	3.34%	$1,544,319	0.50	%*	3.26	%*	277%
03/31/2005	0.00	(0.58)	10.56	6.06	1,185,669	0.50		2.90		477
03/31/2004	0.00	(0.54)	10.52	3.46	949,420	0.51	(c)	3.30		711
03/31/2003	(0.14)	(0.66)	10.70	9.58	800,237	0.50		4.40		589
03/31/2002	0.00	(0.50)	10.39	5.68	511,247	0.51	(c)	4.61		434
03/31/2001	0.00	(0.80)	10.32	11.34	482,480	0.54	(c)	5.89		417

Administrative Class
09/30/2005+	0.00	(0.15)	10.75	3.21	53,574	0.75	*	2.99	*	277
03/31/2005	0.00	(0.56)	10.56	5.80	62,996	0.75		2.65		477
03/31/2004	0.00	(0.51)	10.52	3.21	44,548	0.76	(b)	3.05		711
03/31/2003	(0.13)	(0.65)	10.70	9.49	31,805	0.75		4.15		589
03/31/2002	0.00	(0.47)	10.39	5.42	21,565	0.76	(b)	4.33		434
03/31/2001	0.00	(0.77)	10.32	11.06	17,056	0.78	(b)	5.47		417

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.10%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.78%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  37

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Global Bond Fund (Unhedged)

Institutional Class
09/30/2005+	$10.16	$0.16	$(0.39)	$(0.23)	$(0.15)	$0.00
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)
03/31/2003	8.33	0.47	1.73	2.20	(0.42)	0.00
03/31/2002	8.45	0.43	(0.13)	0.30	(0.41)	0.00
03/31/2001	9.01	0.50	(0.58)	(0.08)	(0.06)	0.00

Administrative Class
09/30/2005+	10.16	0.15	(0.40)	(0.25)	(0.13)	0.00
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)
03/31/2003	8.33	0.44	1.74	2.18	(0.40)	0.00
03/31/2002	8.45	0.41	(0.13)	0.28	(0.39)	0.00
03/31/2001	9.01	0.48	(0.58)	(0.10)	(0.06)	0.00

Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
09/30/2005+	$10.00	$0.17	$0.14	$0.31	$(0.15)	$0.00
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)
03/31/2003	9.42	0.44	0.64	1.08	(0.40)	0.00
03/31/2002	9.61	0.44	0.11	0.55	(0.43)	(0.31)
03/31/2001	9.41	0.57	0.49	1.06	(0.56)	(0.30)

Administrative Class
09/30/2005+	10.00	0.15	0.14	0.29	(0.13)	0.00
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
09/30/2003 - 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)

GNMA Fund

Institutional Class
09/30/2005+	$11.01	$0.19	$0.04	$0.23	$(0.21)	$0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)
03/31/2003	10.67	0.24	0.67	0.91	(0.28)	(0.25)
03/31/2002	10.44	0.39	0.46	0.85	(0.50)	(0.12)
03/31/2001	9.89	0.63	0.60	1.23	(0.63)	(0.05)

High Yield Fund

Institutional Class
09/30/2005+	$9.70	$0.34	$0.09	$0.43	$(0.35)	$0.00
03/31/2005	9.69	0.67	0.02	0.69	(0.68)	0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00
03/31/2003	9.19	0.72	(0.27)	0.45	(0.74)	0.00
03/31/2002	9.88	0.78	(0.68)	0.10	(0.79)	0.00
03/31/2001	10.22	0.90	(0.33)	0.57	(0.91)	0.00

Administrative Class
09/30/2005+	9.70	0.33	0.09	0.42	(0.34)	0.00
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00
03/31/2003	9.19	0.70	(0.27)	0.43	(0.72)	0.00
03/31/2002	9.88	0.76	(0.68)	0.08	(0.77)	0.00
03/31/2001	10.22	0.88	(0.33)	0.55	(0.89)	0.00

38  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Global Bond Fund (Unhedged)

Institutional Class
09/30/2005+	$0.00	$(0.15)	$9.78	(2.32)%	$1,125,636	0.55	%*	3.22	%*	216%
03/31/2005	0.00	(0.98)	10.16	6.30	1,220,538	0.55		2.60		278
03/31/2004	0.00	(1.08)	10.48	14.84	874,145	0.56	(d)	3.13		649
03/31/2003	0.00	(0.42)	10.11	26.89	497,829	0.56	(d)	5.04		483
03/31/2002	(0.01)	(0.42)	8.33	3.52	300,625	0.56	(d)	5.03		355
03/31/2001	(0.42)	(0.48)	8.45	(0.83)	307,686	0.57	(d)	5.79		416

Administrative Class
09/30/2005+	0.00	(0.13)	9.78	(2.44)	388,471	0.81	*(c)	3.04	*	216
03/31/2005	0.00	(0.95)	10.16	6.03	56,706	0.80		2.36		278
03/31/2004	0.00	(1.05)	10.48	14.57	41,821	0.81	(c)	2.93		649
03/31/2003	0.00	(0.40)	10.11	26.59	37,875	0.81	(c)	4.63		483
03/31/2002	(0.01)	(0.40)	8.33	3.26	5,946	0.80		4.81		355
03/31/2001	(0.40)	(0.46)	8.45	(1.07)	2,142	0.81	(c)	5.54		416

Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
09/30/2005+	$0.00	$(0.15)	$10.16	3.11%	$155,531	0.55	%*	3.25	%*	209%
03/31/2005	0.00	(0.51)	10.00	4.89	126,788	0.55		2.71		245
03/31/2004	0.00	(0.46)	10.03	3.98	115,430	0.56	(d)	2.97		577
03/31/2003	0.00	(0.40)	10.10	11.70	114,956	0.57	(d)	4.44		413
03/31/2002	0.00	(0.74)	9.42	5.84	66,036	0.56	(d)	4.62		373
03/31/2001	0.00	(0.86)	9.61	11.87	62,895	0.58	(d)	6.03		422

Administrative Class
09/30/2005+	0.00	(0.13)	10.16	2.96	11	0.80	*	2.99	*	209
03/31/2005	0.00	(0.49)	10.00	4.63	11	0.80		2.47		245
09/30/2003 - 03/31/2004	0.00	(0.30)	10.03	2.41	10	0.81	*(c)	2.59	*	577

GNMA Fund

Institutional Class
09/30/2005+	$0.00	$(0.21)	$11.03	2.14%	$140,757	0.51	%*(b)	3.42	%*	557%
03/31/2005	0.00	(0.38)	11.01	2.72	422,890	0.50		2.31		1209
03/31/2004	0.00	(0.42)	11.09	4.17	206,674	0.52	(b)	1.23		1409
03/31/2003	0.00	(0.53)	11.05	8.68	94,432	0.50		2.18		763
03/31/2002	0.00	(0.62)	10.67	8.36	35,144	0.54	(b)	3.61		1292
03/31/2001	0.00	(0.68)	10.44	12.96	9,963	0.50		6.29		808

High Yield Fund

Institutional Class
09/30/2005+	$0.00	$(0.35)	$9.78	4.48%	$3,681,923	0.50	%*	7.02	%*	58%
03/31/2005	0.00	(0.68)	9.70	7.30	2,977,651	0.50		6.87		62
03/31/2004	0.00	(0.69)	9.69	17.09	3,084,338	0.50		7.18		105
03/31/2003	0.00	(0.74)	8.90	5.58	2,730,996	0.50		8.41		129
03/31/2002	0.00	(0.79)	9.19	1.07	1,869,413	0.50		8.28		96
03/31/2001	0.00	(0.91)	9.88	5.85	1,182,954	0.50		8.90		53

Administrative Class
09/30/2005+	0.00	(0.34)	9.78	4.35	707,750	0.75	*	6.76	*	58
03/31/2005	0.00	(0.65)	9.70	7.03	670,763	0.75		6.61		62
03/31/2004	0.00	(0.67)	9.69	16.80	668,731	0.75		6.91		105
03/31/2003	0.00	(0.72)	8.90	5.33	439,519	0.75		8.16		129
03/31/2002	0.00	(0.77)	9.19	0.83	640,550	0.75		8.04		96
03/31/2001	0.00	(0.89)	9.88	5.59	462,899	0.75		8.78		53

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.55%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  39

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Investment Grade Corporate Bond Fund

Institutional Class
09/30/2005+	$10.38	$0.23	$0.07	$0.30	$(0.23)	$0.00	$(0.23)
03/31/2005	10.86	0.43	(0.28)	0.15	(0.43)	(0.20)	(0.63)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)	(0.73)
03/31/2003	10.10	0.41	0.93	1.34	(0.59)	(0.36)	(0.95)
03/31/2002	10.68	0.73	(0.08)	0.65	(0.74)	(0.49)	(1.23)
04/28/2000 - 03/31/2001	10.00	0.72	0.72	1.44	(0.72)	(0.04)	(0.76)

Administrative Class
09/30/2005+	10.38	0.21	0.08	0.29	(0.22)	0.00	(0.22)
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)	(0.61)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)	(0.70)
09/30/2002 - 03/31/2003	10.33	0.29	0.52	0.81	(0.29)	(0.36)	(0.65)

Long-Term U.S. Government Fund

Institutional Class
09/30/2005+	$10.77	$0.20	$0.26	$0.46	$(0.19)	$0.00	$(0.19)
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)	(0.70)
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)	(0.63)
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)	(0.95)
03/31/2002	10.65	0.67	(0.39)	0.28	(0.67)	(0.30)	(0.97)
03/31/2001	9.79	0.62	0.85	1.47	(0.61)	0.00	(0.61)

Administrative Class
09/30/2005+	10.77	0.18	0.27	0.45	(0.18)	0.00	(0.18)
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)	(0.67)
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)	(0.61)
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)	(0.92)
03/31/2002	10.65	0.64	(0.39)	0.25	(0.64)	(0.30)	(0.94)
03/31/2001	9.79	0.40	1.05	1.45	(0.59)	0.00	(0.59)

Low Duration Fund

Institutional Class
09/30/2005+	$10.11	$0.16	$(0.03)	$0.13	$(0.17)	$0.00	$(0.17)
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)	(0.29)
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)	(0.30)
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)	(0.53)
03/31/2002	10.03	0.54	0.04	0.58	(0.54)	(0.01)	(0.55)
03/31/2001	9.81	0.68	0.21	0.89	(0.67)	0.00	(0.67)

Administrative Class
09/30/2005+	10.11	0.15	(0.03)	0.12	(0.16)	0.00	(0.16)
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)	(0.26)
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)	(0.28)
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)	(0.50)
03/31/2002	10.03	0.50	0.05	0.55	(0.51)	(0.01)	(0.52)
03/31/2001	9.81	0.62	0.25	0.87	(0.65)	0.00	(0.65)

Low Duration Fund II

Institutional Class
09/30/2005+	$9.73	$0.16	$(0.05)	$0.11	$(0.16)	$0.00	$(0.16)
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00	(0.22)
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)	(0.30)
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)	(0.48)
03/31/2002	9.98	0.52	0.05	0.57	(0.51)	(0.27)	(0.78)
03/31/2001	9.69	0.62	0.29	0.91	(0.62)	0.00	(0.62)

40  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Investment Grade Corporate Bond Fund

Institutional Class
09/30/2005+	$10.45	2.90%	$29,048	0.50	%*	4.27	%*	70%
03/31/2005	10.38	1.41	30,319	0.50		4.11		57
03/31/2004	10.86	10.86	30,268	0.51	(e)	4.57		141
03/31/2003	10.49	13.87	23,079	0.51	(e)	3.96		681
03/31/2002	10.10	6.34	6,092	0.50		6.92		512
04/28/2000 - 03/31/2001	10.68	15.00	5,751	0.50	*	7.54	*	253

Administrative Class
09/30/2005+	10.45	2.77	927	0.75	*	4.01	*	70
03/31/2005	10.38	1.16	935	0.75		3.87		57
03/31/2004	10.86	10.58	807	0.75		4.04		141
09/30/2002 - 03/31/2003	10.49	8.09	11	0.76	*(d)	5.62	*	681

Long-Term U.S. Government Fund

Institutional Class
09/30/2005+	$11.04	4.28%	$1,833,503	0.50	%*	3.49	%*	373%
03/31/2005	10.77	1.17	604,056	0.50		3.13		321
03/31/2004	11.35	8.12	296,982	0.51	(e)	3.61		588
03/31/2003	11.12	21.74	380,638	0.50		4.35		427
03/31/2002	9.96	2.51	65,291	0.52	(e)	6.40		682
03/31/2001	10.65	15.52	234,088	0.56	(e)	6.16		1046

Administrative Class
09/30/2005+	11.04	4.15	128,338	0.75	*	3.16	*	373
03/31/2005	10.77	0.92	110,640	0.75		2.91		321
03/31/2004	11.35	7.85	154,879	0.76	(d)	3.36		588
03/31/2003	11.12	21.44	170,280	0.75		3.97		427
03/31/2002	9.96	2.25	246,304	0.77	(d)	6.07		682
03/31/2001	10.65	15.24	77,435	0.80	(d)	3.94		1046

Low Duration Fund

Institutional Class
09/30/2005+	$10.07	1.29%	$9,571,760	0.43	%*	3.22	%*	48%
03/31/2005	10.11	0.90	9,297,898	0.43		2.08		278
03/31/2004	10.31	2.74	9,779,729	0.43		2.00		247
03/31/2003	10.33	8.07	7,371,811	0.43		3.42		218
03/31/2002	10.06	5.91	4,230,041	0.43		5.27		569
03/31/2001	10.03	9.44	3,950,592	0.49	(b)	6.86		348

Administrative Class
09/30/2005+	10.07	1.16	342,425	0.68	*	2.96	*	48
03/31/2005	10.11	0.65	418,335	0.68		1.83		278
03/31/2004	10.31	2.49	465,152	0.68		1.75		247
03/31/2003	10.33	7.81	396,817	0.68		3.19		218
03/31/2002	10.06	5.65	261,061	0.68		4.89		569
03/31/2001	10.03	9.17	151,774	0.74	(c)	6.31		348

Low Duration Fund II

Institutional Class
09/30/2005+	$9.68	1.15%	$581,063	0.50	%*	3.24	%*	76%
03/31/2005	9.73	0.58	554,968	0.50		2.05		308
03/31/2004	9.89	1.80	701,628	0.50		2.06		234
03/31/2003	10.02	7.53	476,083	0.50		3.33		293
03/31/2002	9.77	5.75	360,070	0.50		5.21		582
03/31/2001	9.98	9.74	636,542	0.50		6.37		382

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  41

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Low Duration Fund II (Cont.)

Administrative Class
09/30/2005+	$9.73	$0.15	$(0.05)	$0.10	$(0.15)	$0.00	$(0.15)
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00	(0.19)
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)	(0.28)
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)	(0.45)
03/31/2002	9.98	0.42	0.12	0.54	(0.48)	(0.27)	(0.75)
03/31/2001	9.69	0.59	0.30	0.89	(0.60)	0.00	(0.60)

Low Duration Fund III

Institutional Class
09/30/2005+	$9.94	$0.16	$(0.03)	$0.13	$(0.16)	$0.00	$(0.16)
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)	(0.29)
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)	(0.29)
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)	(0.61)
03/31/2002	9.87	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)
03/31/2001	9.66	0.64	0.21	0.85	(0.64)	0.00	(0.64)

Administrative Class
09/30/2005+	9.94	0.14	(0.02)	0.12	(0.15)	0.00	(0.15)
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)	(0.26)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)	(0.26)
03/31/2003	9.99	0.37	0.47	0.84	(0.40)	(0.19)	(0.59)
03/31/2002	9.87	0.43	0.16	0.59	(0.44)	(0.03)	(0.47)
03/31/2001	9.66	0.63	0.20	0.83	(0.62)	0.00	(0.62)

Moderate Duration Fund

Institutional Class
09/30/2005+	$10.20	$0.22	$(0.03)	$0.19	$(0.22)	$0.00	$(0.22)
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)	(0.45)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)	(0.48)
03/31/2003	10.03	0.43	0.72	1.15	(0.44)	(0.28)	(0.72)
03/31/2002	10.00	0.46	0.23	0.69	(0.47)	(0.19)	(0.66)
03/31/2001	9.52	0.64	0.47	1.11	(0.63)	0.00	(0.63)

Money Market Fund

Institutional Class
09/30/2005+	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00	$(0.01)
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00	(0.06)

Administrative Class
9/30/2005+	1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00	(0.06)

Municipal Bond Fund

Institutional Class
09/30/2005+	$10.14	$0.21	$0.05	$0.26	$(0.19)	$0.00	$(0.19)
03/31/2005	10.32	0.43	(0.19)	0.24	(0.42)	0.00	(0.42)
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00	(0.42)
03/31/2003	10.03	0.46	0.18	0.64	(0.46)	(0.03)	(0.49)
03/31/2002	10.02	0.50	0.12	0.62	(0.50)	(0.11)	(0.61)
03/31/2001	9.47	0.48	0.54	1.02	(0.47)	0.00	(0.47)

42  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Fund II (Cont.)

Administrative Class
09/30/2005+	$9.68	1.03%	$2,451	0.75	%*	3.04	%*	76%
03/31/2005	9.73	0.33	996	0.75		1.80		308
03/31/2004	9.89	1.56	1,313	0.75		2.00		234
03/31/2003	10.02	7.26	1,536	0.75		3.08		293
03/31/2002	9.77	5.48	626	0.75		4.18		582
03/31/2001	9.98	9.50	82	0.75		6.06		382

Low Duration Fund III

Institutional Class
09/30/2005+	$9.91	1.32%	$83,427	0.50	%*	3.12	%*	48%
03/31/2005	9.94	0.73	99,961	0.50		1.85		390
03/31/2004	10.15	2.02	87,641	0.52	(c)	1.86		216
03/31/2003	10.24	8.83	65,441	0.50		3.82		230
03/31/2002	9.99	6.33	57,195	0.51	(c)	4.52		598
03/31/2001	9.87	9.06	42,924	0.50		6.54		419

Administrative Class
09/30/2005+	9.91	1.19	26	0.75	*	2.89	*	48
03/31/2005	9.94	0.46	17	0.75		1.59		390
03/31/2004	10.15	1.75	14	0.77	(b)	1.71		216
03/31/2003	10.24	8.57	17	0.75		3.63		230
03/31/2002	9.99	6.06	16	0.76	(b)	4.30		598
03/31/2001	9.87	8.82	11	0.75		6.50		419

Moderate Duration Fund

Institutional Class
09/30/2005+	$10.17	1.82%	$1,994,283	0.45	%*	4.07	%*	121%
03/31/2005	10.20	0.82	1,917,803	0.45		2.34		447
03/31/2004	10.56	5.74	1,583,593	0.45		2.45		183
03/31/2003	10.46	11.75	1,085,141	0.45		4.15		458
03/31/2002	10.03	7.09	767,037	0.45		4.58		490
03/31/2001	10.00	12.09	576,911	0.45		6.56		377

Money Market Fund

Institutional Class
09/30/2005+	$1.00	1.49%	$125,842	0.32	%*	2.93	%*	N/A
03/31/2005	1.00	1.39	180,093	0.34	(d)	1.35		N/A
03/31/2004	1.00	0.78	162,169	0.35		0.76		N/A
03/31/2003	1.00	1.34	133,701	0.35		1.28		N/A
03/31/2002	1.00	2.91	104,369	0.35		2.87		N/A
03/31/2001	1.00	6.20	135,990	0.35		6.02		N/A

Administrative Class
9/30/2005+	1.00	1.36	26,049	0.58	*	2.58	*	N/A
03/31/2005	1.00	1.15	34,543	0.57	(d)	1.13		N/A
03/31/2004	1.00	0.53	7,035	0.60		0.53		N/A
03/31/2003	1.00	1.08	17,522	0.60		1.14		N/A
03/31/2002	1.00	2.65	13,360	0.60		2.33		N/A
03/31/2001	1.00	5.94	7,165	0.60		5.75		N/A

Municipal Bond Fund

Institutional Class
09/30/2005+	$10.21	2.61%	$125,457	0.49	%*	4.04	%*	25%
03/31/2005	10.14	2.35	131,443	0.49		4.20		64
03/31/2004	10.32	5.57	126,522	0.49		4.06		115
03/31/2003	10.18	6.48	100,773	0.49		4.47		108
03/31/2002	10.03	6.32	51,622	0.50		4.95		231
03/31/2001	10.02	11.13	23,478	0.50		4.89		306

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  43

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Municipal Bond Fund (Cont.)

Administrative Class
09/30/2005+	$10.14	$0.19	$0.06	$0.25	$(0.18)	$0.00	$(0.18)
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00	(0.39)
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00	(0.39)
03/31/2003	10.03	0.43	0.19	0.62	(0.44)	(0.03)	(0.47)
03/31/2002	10.02	0.45	0.15	0.60	(0.48)	(0.11)	(0.59)
03/31/2001	9.47	0.45	0.55	1.00	(0.45)	0.00	(0.45)

New York Municipal Bond Fund

Institutional Class
09/30/2005+	$10.77	$0.18	$0.09	$0.27	$(0.18)	$0.00	$(0.18)
03/31/2005	10.87	0.37	(0.10)	0.27	(0.37)	0.00	(0.37)
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)	(0.39)
03/31/2003	10.35	0.44	0.45	0.89	(0.44)	(0.12)	(0.56)
03/31/2002	10.64	0.49	0.17	0.66	(0.49)	(0.46)	(0.95)
03/31/2001	9.94	0.45	0.79	1.24	(0.45)	(0.09)	(0.54)

Real Return Fund

Institutional Class
09/30/2005+	$11.42	$0.31	$0.04	$0.35	$(0.30)	$0.00	$(0.30)
03/31/2005	11.79	0.40	(0.01)	0.39	(0.44)	(0.32)	(0.76)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)	(0.91)
03/31/2003	10.29	0.51	1.30	1.81	(0.53)	(0.15)	(0.68)
03/31/2002	10.40	0.42	0.06	0.48	(0.49)	(0.10)	(0.59)
03/31/2001	9.92	0.76	0.60	1.36	(0.80)	(0.08)	(0.88)

Administrative Class
09/30/2005+	11.42	0.29	0.05	0.34	(0.29)	0.00	(0.29)
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)	(0.73)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)	(0.88)
03/31/2003	10.29	0.50	1.28	1.78	(0.50)	(0.15)	(0.65)
03/31/2002	10.40	0.32	0.13	0.45	(0.46)	(0.10)	(0.56)
04/28/2000 - 03/31/2001	9.95	0.62	0.58	1.20	(0.67)	(0.08)	(0.75)

Real Return Fund II

Institutional Class
09/30/2005+	$11.29	$0.33	$(0.01)	$0.32	$(0.30)	$0.00	$(0.30)
03/31/2005	11.55	0.45	(0.11)	0.34	(0.44)	(0.16)	(0.60)
03/31/2004	10.91	0.30	0.86	1.16	(0.34)	(0.18)	(0.52)
03/31/2003	9.93	0.48	1.27	1.75	(0.49)	(0.28)	(0.77)
02/28/2002 -03/31/2002	10.00	0.05	(0.07)	(0.02)	(0.05)	0.00	(0.05)

Short Duration Municipal Income Fund

Institutional Class
09/30/2005+	$9.95	$0.17	$(0.07)	$0.10	$(0.17)	$0.00	$(0.17)
03/31/2005	10.17	0.28	(0.22)	0.06	(0.28)	0.00	(0.28)
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00	(0.22)
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)	0.00	(0.26)
03/31/2002	10.16	0.38	0.05	0.43	(0.38)	(0.04)	(0.42)
03/31/2001	9.99	0.45	0.16	0.61	(0.44)	0.00	(0.44)

Administrative Class
09/30/2005+	9.95	0.16	(0.07)	0.09	(0.16)	0.00	(0.16)
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00	(0.26)
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00	(0.19)
10/22/2002 - 03/31/2003	10.12	0.11	0.04	0.15	(0.11)	0.00	(0.11)

44  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Municipal Bond Fund (Cont.)

Administrative Class
09/30/2005+	$10.21	2.48%	$1,267	0.74	%*	3.79	%*	25%
03/31/2005	10.14	2.09	2,690	0.74		3.97		64
03/31/2004	10.32	5.31	24,245	0.74		3.81		115
03/31/2003	10.18	6.22	69,661	0.74		4.22		108
03/31/2002	10.03	6.07	41,816	0.74		4.41		231
03/31/2001	10.02	10.86	4,811	0.75	(j)	4.66		306

New York Municipal Bond Fund

Institutional Class
09/30/2005+	$10.86	2.51%	$4,431	0.47	%*	3.29	%*	27%
03/31/2005	10.77	2.56	2,978	0.47		3.41		42
03/31/2004	10.87	5.49	2,068	0.47		3.40		147
03/31/2003	10.68	8.79	3,108	0.48	(f)	4.10		227
03/31/2002	10.35	6.46	2,882	0.49		4.57		204
03/31/2001	10.64	12.77	3,753	0.50	(k)	4.41		973

Real Return Fund

Institutional Class
09/30/2005+	$11.47	3.09%	$5,426,944	0.45	%*	5.36	%*	170%
03/31/2005	11.42	3.46	4,871,247	0.45		3.53		369
03/31/2004	11.79	11.74	3,416,647	0.45		3.26		308
03/31/2003	11.42	17.99	2,046,641	0.47	(d)(g)	4.62		191
03/31/2002	10.29	4.68	1,250,056	0.47	(d)(g)	4.12		237
03/31/2001	10.40	14.44	557,849	0.54	(c)	7.55		202

Administrative Class
09/30/2005+	11.47	2.95	1,242,687	0.70	*	5.08	*	170
03/31/2005	11.42	3.20	1,040,102	0.70		3.38		369
03/31/2004	11.79	11.47	870,562	0.70		2.74		308
03/31/2003	11.42	17.67	319,993	0.72	(e)	4.50		191
03/31/2002	10.29	4.39	298,192	0.71	(g)	3.11		237
04/28/2000 - 03/31/2001	10.40	12.70	51,359	0.80	*(b)	6.59	*	202

Real Return Fund II

Institutional Class
09/30/2005+	$11.31	2.86%	$36,122	0.46	%*(d)	5.74	%*	255%
03/31/2005	11.29	3.12	56,926	0.45		3.99		147
03/31/2004	11.55	10.94	62,946	0.45		2.74		167
03/31/2003	10.91	18.14	19,410	0.46	(d)	4.50		170
02/28/2002 - 03/31/2002	9.93	(0.22)	15,969	0.45	*	5.48	*	0

Short Duration Municipal Income Fund

Institutional Class
09/30/2005+	$9.88	1.02%	$105,635	0.35	%*	3.42	%*	41%
03/31/2005	9.95	0.63	118,485	0.37	(h)	2.83		104
03/31/2004	10.17	2.25	110,601	0.39		2.13		226
03/31/2003	10.16	2.52	75,543	0.39		2.64		152
03/31/2002	10.17	4.30	30,906	0.39		3.75		107
03/31/2001	10.16	6.22	13,645	0.40	(i)	4.48		208

Administrative Class
09/30/2005+	9.88	0.89	10	0.60	*	3.18	*	41
03/31/2005	9.95	0.42	10	0.63	(h)	2.42		104
03/31/2004	10.17	1.98	249	0.64		1.80		226
10/22/2002 - 03/31/2003	10.16	1.48	715	0.64	*	2.42	*	152

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(g)	Effective October 1, 2001, the administrative expense was reduced to 0.20%.
(h)	Effective October 1, 2004, the administrative expense was reduced to 0.15%.
(i)	Ratio of expenses to average net assets excluding interest expense is 0.39%.
(j)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.49%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  45

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Short-Term Fund

Institutional Class
09/30/2005+	$10.01	$0.15	$0.00	$0.15	$(0.15)	$0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)
03/31/2003	10.00	0.29	0.06	0.35	(0.29)	(0.02)
03/31/2002	10.03	0.39	0.02	0.41	(0.42)	(0.02)
03/31/2001	9.95	0.64	0.10	0.74	(0.64)	(0.02)

Administrative Class
09/30/2005+	10.01	0.14	0.00	0.14	(0.14)	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)
03/31/2003	10.00	0.26	0.07	0.33	(0.27)	(0.02)
03/31/2002	10.03	0.29	0.09	0.38	(0.39)	(0.02)
03/31/2001	9.95	0.60	0.12	0.72	(0.62)	(0.02)

StocksPLUS® Fund

Institutional Class
09/30/2005+	$9.69	$0.14	$0.27	$0.41	$(0.13)	$0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00
03/31/2003	10.11	0.22	(2.48)	(2.26)	(0.13)	0.00
03/31/2002	10.20	0.42	(0.26)	0.16	(0.25)	0.00
03/31/2001	14.15	0.84	(3.62)	(2.78)	(0.26)	(0.91)

Administrative Class
09/30/2005+	9.49	0.13	0.26	0.39	(0.12)	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00
03/31/2003	9.94	0.18	(2.43)	(2.25)	(0.12)	0.00
03/31/2002	10.08	0.38	(0.28)	0.10	(0.24)	0.00
03/31/2001	14.03	0.79	(3.58)	(2.79)	(0.25)	(0.91)

Total Return Mortgage Fund

Institutional Class
09/30/2005+	$10.62	$0.19	$0.04	$0.23	$(0.20)	$0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)
03/31/2003	10.35	0.26	0.71	0.97	(0.30)	(0.27)
03/31/2002	10.42	0.47	0.33	0.80	(0.47)	(0.40)
03/31/2001	9.97	0.63	0.63	1.26	(0.63)	(0.18)

Administrative Class
09/30/2005+	10.62	0.18	0.04	0.22	(0.19)	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)
03/31/2003	10.35	0.24	0.70	0.94	(0.27)	(0.27)
12/13/2001 - 03/31/2002	10.31	0.10	0.04	0.14	(0.10)	0.00

46  PIMCO Funds Semi-Annual Report  |  09.30.05  |   See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Short-Term Fund

Institutional Class
09/30/2005+	$(0.15)	$10.01	1.5	4%	$2,334,115	0.45	%*	2.99	%*	121%
03/31/2005	(0.21)	10.01	1.51		2,494,591	0.45		1.76		356
03/31/2004	(0.18)	10.07	2.10		2,460,266	0.45		1.50		268
03/31/2003	(0.31)	10.04	3.60		1,720,546	0.45		2.81		77
03/31/2002	(0.44)	10.00	4.11		1,053,121	0.57	(d)	3.90		131
03/31/2001	(0.66)	10.03	7.65		524,693	1.01	(d)	6.41		121

Administrative Class
09/30/2005+	(0.14)	10.01	1.41		845,081	0.70	*	2.74	*	121
03/31/2005	(0.19)	10.01	1.25		715,605	0.70		1.59		356
03/31/2004	(0.16)	10.07	1.84		333,485	0.70		1.25		268
03/31/2003	(0.29)	10.04	3.34		258,495	0.70		2.59		77
03/31/2002	(0.41)	10.00	3.85		290,124	0.74	(e)	2.91		131
03/31/2001	(0.64)	10.03	7.40		4,610	1.25	(e)	6.00		121

StocksPLUS® Fund

Institutional Class
09/30/2005+	$(0.13)	$9.97	4.23%		$689,896	0.65	%*	2.90	%*	201%
03/31/2005	(0.53)	9.69	5.77		863,848	0.65		1.44		371
03/31/2004	(0.73)	9.67	35.04		737,385	0.65		1.06		287
03/31/2003	(0.13)	7.72	(22.42)		329,912	0.65		2.60		282
03/31/2002	(0.25)	10.11	1.53		410,288	0.66	(f)	4.19		455
03/31/2001	(1.17)	10.20	(20.93)		420,050	0.65		6.49		270

Administrative Class
09/30/2005+	(0.12)	9.76	4.08		111,740	0.90	*	2.65	*	201
03/31/2005	(0.48)	9.49	5.49		129,230	0.90		1.02		371
03/31/2004	(0.71)	9.46	34.68		488,076	0.90		0.79		287
03/31/2003	(0.12)	7.57	(22.66)		124,597	0.90		2.25		282
03/31/2002	(0.24)	9.94	0.92		80,683	0.90		3.81		455
03/31/2001	(1.16)	10.08	(21.21)		35,474	0.90		6.24		270

Total Return Mortgage Fund

Institutional Class
09/30/2005+	$(0.20)	$10.65	2.19%		$374,161	0.50	%*	3.55	%*	348%
03/31/2005	(0.54)	10.62	3.06		454,392	0.50		2.93		824
03/31/2004	(0.43)	10.83	4.89		59,811	0.55	(c)	1.75		993
03/31/2003	(0.57)	10.75	9.48		69,700	0.50		2.44		844
03/31/2002	(0.87)	10.35	7.86		20,635	0.50		4.44		1193
03/31/2001	(0.81)	10.42	13.14		20,314	0.50		6.22		848

Administrative Class
09/30/2005+	(0.19)	10.65	2.06		9,234	0.75	*	3.30	*	348
03/31/2005	(0.52)	10.62	2.83		11,264	0.75		2.28		824
03/31/2004	(0.41)	10.83	4.63		14,996	0.80	(b)	1.56		993
03/31/2003	(0.54)	10.75	9.22		14,920	0.75		2.20		844
12/13/2001 - 03/31/2002	(0.10)	10.35	1.38		8,479	0.75	*	3.24	*	1193

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.65%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  47

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Convertible Fund	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	European Convertible Fund	Floating Income Fund
Assets:
Investments, at value	$127,303	$17,591	$52,537	$303,877	$1,374,409	$3,455,558	$66,685	$1,343,250
Cash	371	0	17	2,409	2,853	0	0	66
Foreign currency, at value	0	0	0	0	1,792	8	4	54
Receivable for investments sold	0	0	0	3,941	12,779	107,481	0	3,394
Receivable for investments sold on delayed-delivery basis	0	0	0	0	0	0	0	0
Unrealized appreciation on forward foreign currency contracts	0	0	0	7,958	3,231	3,701	250	2,343
Receivable for Fund shares sold	111	295	0	1,169	2,468	5,011	1	7,628
Interest and dividends receivable	1,412	188	268	623	16,929	36,668	548	8,296
Variation margin receivable	21	35	0	0	0	0	0	0
Swap premiums paid	0	0	0	0	3,140	221	0	3,123
Unrealized appreciation on swap agreements	0	0	10	31	3,852	20,945	0	9,648
Other assets	1	0	0	0	0	0	0	0

	129,219	18,109	52,832	320,008	1,421,453	3,629,593	67,488	1,377,802

Liabilities:
Payable for investments purchased	$0	$0	$0	$8,510	$11,256	$43,921	$0	$728
Payable for investments purchased on delayed-delivery basis	0	0	0	1,300	15,600	634,424	818	9,253
Unrealized depreciation on forward foreign currency contracts	0	0	0	3,718	735	2,079	580	378
Payable for short sales	0	0	0	0	0	0	0	0
Overdraft due to Custodian	0	0	0	0	0	446	2	0
Written options outstanding	0	0	85	0	0	0	0	0
Payable for Fund shares redeemed	817	0	23	78	1,170	2,762	0	1,665
Dividends payable	77	10	0	4	1,190	1,252	0	300
Accrued investment advisory fee	28	4	18	115	543	1,138	29	344
Accrued administration fee	30	4	12	129	386	1,116	15	324
Accrued distribution fee	0	0	0	0	63	163	0	11
Accrued servicing fee	10	1	0	4	41	175	0	62
Variation margin payable	0	33	3	0	349	4	0	0
Recoupment payable to Manager	0	0	0	0	0	0	0	29
Swap premiums received	0	0	0	0	290	403	0	3,632
Unrealized depreciation on swap agreements	0	0	2	0	518	970	0	759
Other liabilities	0	0	0	0	0	0	0	0

	962	52	143	13,858	32,141	688,853	1,444	17,485

Net Assets	$128,257	$18,057	$52,689	$306,150	$1,389,312	$2,940,740	$66,044	$1,360,317

Net Assets Consist of:
Paid in capital	$129,479	$17,648	$75,044	$301,801	$1,338,092	$2,668,554	$65,489	$1,338,853
Undistributed (overdistributed) net investment income	298	12	31	(27)	(4,289)	27,056	(1,039)	(5,751)
Accumulated undistributed net realized gain (loss)	(5,121)	(180)	(24,979)	87	12,728	55,659	(1,453)	7,093
Net unrealized appreciation (depreciation)	3,601	577	2,593	4,289	42,781	189,471	3,047	20,122

	$128,257	$18,057	$52,689	$306,150	$1,389,312	$2,940,740	$66,044	$1,360,317

Net Assets:
Institutional Class	$80,764	$11,343	$52,678	$283,736	$1,195,449	$2,099,705	$66,044	$1,064,849
Administrative Class	1,708	11	11	0	3,966	21,453	0	0
Other Classes	45,785	6,703	0	22,414	189,897	819,582	0	295,468

Shares Issued and Outstanding:
Institutional Class	8,136	1,093	4,276	27,871	106,668	183,370	5,454	102,662
Administrative Class	172	1	1	0	354	1,874	0	0

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.93	$10.37	$12.32	$10.18	$11.21	$11.45	$12.11	$10.37
Administrative Class	9.93	10.37	12.58	0.00	11.21	11.45	0.00	0.00

Cost of Investments Owned	$123,873	$17,029	$49,901	$303,859	$1,336,299	$3,287,651	$63,300	$1,333,957

Cost of Foreign Currency Held	$0	$0	$0	$0	$1,805	$8	$3	$55

Proceeds Received on Short Sales	$0	$0	$0	$0	$0	$0	$0	$0

Premiums Received on Written Options	$0	$0	$54	$0	$0	$0	$0	$0

48  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands, except per share amounts	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund
Assets:
Investments, at value	$1,813,683	$3,083,503	$1,808,423	$230,066	$550,231	$7,218,076	$42,983	$2,736,000
Cash	88	166	49	8	63	4,113	10	0
Foreign currency, at value	0	14,048	8,559	1,399	0	931	87	0
Receivable for investments sold	155,289	173,654	23,894	4,894	239,808	52,765	1,001	109
Receivable for investments sold on delayed-delivery basis	44,800	300,513	0	5,751	0	0	0	114,261
Unrealized appreciation on forward foreign currency contracts	1,957	12,669	2,140	2,868	0	12,274	86	0
Receivable for Fund shares sold	3,814	6,664	702	12,184	211	15,582	657	14,430
Interest and dividends receivable	21,800	36,733	19,637	2,621	1,045	150,192	452	17,208
Variation margin receivable	32	1,390	1,420	467	0	3,870	0	7,590
Swap premiums paid	8,758	21,437	13,125	1,412	316	0	204	0
Unrealized appreciation on swap agreements	11,243	22,490	9,830	1,421	107	9,108	221	0
Other assets	0	0	0	0	0	0	0	0

	2,061,464	3,673,267	1,887,779	263,091	791,781	7,466,911	45,701	2,889,598

Liabilities:
Payable for investments purchased	$103,826	$315,414	$47,654	$10,769	$357,397	$41,557	$3,528	$294,420
Payable for investments purchased on delayed-delivery basis	528,340	592,961	228,621	31,050	0	179,076	0	376,565
Unrealized depreciation on forward foreign currency contracts	24,522	822	17,119	49	0	4,525	13	0
Payable for short sales	21,121	336,990	19,031	5,724	129,904	0	0	0
Overdraft due to Custodian	11,552	0	0	0	0	0	0	610
Written options outstanding	70	817	321	97	0	2,630	7	2,298
Payable for Fund shares redeemed	1,599	5,307	13,025	169	645	12,000	17	2,258
Dividends payable	439	613	411	66	155	8,984	28	207
Accrued investment advisory fee	292	511	341	43	67	1,590	9	436
Accrued administration fee	363	641	409	59	88	1,967	10	471
Accrued distribution fee	61	107	76	20	0	1,079	3	124
Accrued servicing fee	89	163	0	12	92	628	2	53
Variation margin payable	484	2,951	2,656	601	0	4,998	21	11,000
Recoupment payable to Manager	33	0	0	0	0	0	0	0
Swap premiums received	34,323	59,257	32,421	3,914	254	659	318	0
Unrealized depreciation on swap agreements	11,406	13,941	11,586	1,086	261	896	40	0
Other liabilities	65	3	1	0	0	0	0	0

	738,585	1,330,498	373,672	53,659	488,863	260,589	3,996	688,442

Net Assets	$1,322,879	$2,342,769	$1,514,107	$209,432	$302,918	$7,206,322	$41,705	$2,201,156

Net Assets Consist of:
Paid in capital	$1,405,388	$2,253,052	$1,543,814	$202,680	$303,687	$7,277,528	$41,696	$2,193,829
Undistributed (overdistributed) net investment income	13,687	(137,328)	5,258	(6,181)	(77)	(37,914)	9	1,241
Accumulated undistributed net realized gain (loss)	(54,878)	144,482	(13,949)	8,971	728	(209,414)	(68)	35,889
Net unrealized appreciation (depreciation)	(41,318)	82,563	(21,016)	3,962	(1,420)	176,122	68	(29,803)

	$1,322,879	$2,342,769	$1,514,107	$209,432	$302,918	$7,206,322	$41,705	$2,201,156

Net Assets
Institutional Class	$922,857	$1,544,319	$1,125,636	$155,531	$140,757	$3,681,923	$29,048	$1,833,503
Administrative Class	0	53,574	388,471	11	0	707,750	927	128,338
Other Classes	400,022	744,876	0	53,890	162,161	2,816,649	11,730	239,315

Shares Issued and Outstanding:
Institutional Class	89,930	143,596	115,106	15,310	12,764	376,355	2,780	166,120
Administrative Class	0	4,981	39,724	1	0	72,344	89	11,628

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.26	$10.75	$9.78	$10.16	$11.03	$9.78	$10.45	$11.04
Administrative Class	0.00	10.75	9.78	10.16	0.00	9.78	10.45	11.04

Cost of Investments Owned	$1,836,682	$3,019,120	$1,807,770	$228,773	$553,378	$7,052,453	$43,052	$2,748,204

Cost of Foreign Currency Held	$(11,591)	$14,089	$8,580	$1,403	$0	$934	$89	$0

Proceeds Received on Short Sales	$21,333	$337,476	$19,244	$5,727	$131,064	$0	$0	$0

Premiums Received on Written Options	$110	$394	$184	$48	$723	$3,470	$15	$2,951

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  49

Statements of Assets and Liabilities (Cont.)

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund
Assets:
Investments, at value	$13,793,857	$490,950	$84,186	$2,268,170	$338,863	$315,047
Repurchase agreements, at value	0	105,870	0	0	48,643	0
Cash	2,049	0	1	337	0	62
Foreign currency, at value	66,031	0	0	15	0	0
Receivable for investments sold	11,457	4	66	377	0	4,193
Receivable for investments sold on delayed-delivery basis	0	0	0	0	0	0
Unrealized appreciation on forward foreign currency contracts	25,692	0	152	4,977	0	0
Receivable for Fund shares sold	16,447	4,063	31	1,109	1,177	333
Interest and dividends receivable	31,582	1,158	155	8,490	13	4,805
Variation margin receivable	3,202	31	41	277	0	752
Swap premiums paid	1,798	0	15	85	0	0
Unrealized appreciation on swap agreements	4,734	84	21	692	0	1,719
Other assets	0	0	0	0	0	0

	13,956,849	602,160	84,668	2,284,529	388,696	326,911

Liabilities:
Payable for investments purchased	$133,043	$8,167	$15	$283,684	$0	$0
Payable for investments purchased on delayed-delivery basis	294,707	9,481	1,001	2,600	0	0
Unrealized depreciation on forward foreign currency contracts	4,289	0	27	794	0	0
Payable for short sales	0	0	0	0	0	0
Overdraft due to Custodian	0	0	0	0	0	0
Written options outstanding	3,243	103	21	491	0	0
Payable for Fund shares redeemed	56,337	127	7	416	1,945	510
Dividends payable	4,912	110	6	216	62	277
Accrued investment advisory fee	2,973	130	19	452	38	73
Accrued administration fee	2,740	130	19	361	87	89
Accrued distribution fee	670	1	0	0	19	55
Accrued servicing fee	785	0	0	0	19	43
Variation margin payable	12,551	397	99	1,174	0	783
Swap premiums received	98	0	1	33	0	3,543
Unrealized depreciation on swap agreements	140	0	0	25	0	0
Other liabilities	0	0	0	0	0	0

	516,488	18,646	1,215	290,246	2,170	5,373

Net Assets	$13,440,361	$583,514	$83,453	$1,994,283	$386,526	$321,538

Net Assets Consist of:
Paid in capital	$13,631,671	$593,750	$84,499	$2,009,131	$386,502	$316,896
Undistributed (overdistributed) net investment income	(47,357)	(310)	(73)	(2,523)	33	1,112
Accumulated undistributed net realized gain (loss)	(60,557)	(7,189)	(622)	(8,414)	(9)	(11,138)
Net unrealized appreciation (depreciation)	(83,396)	(2,737)	(351)	(3,911)	0	14,668

	$13,440,361	$583,514	$83,453	$1,994,283	$386,526	$321,538

Net Assets:
Institutional Class	$9,571,760	$581,063	$83,427	$1,994,283	$125,842	$125,457
Administrative Class	342,425	2,451	26	0	26,049	1,267
Other Classes	3,526,176	0	0	0	234,635	194,814

Shares Issued and Outstanding:
Institutional Class	950,639	60,037	8,422	196,035	125,840	12,288
Administrative Class	34,009	253	3	0	26,049	124

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.07	$9.68	$9.91	$10.17	$1.00	$10.21
Administrative Class	10.07	9.68	9.91	0.00	1.00	10.21

Cost of Investments Owned	$13,855,808	$491,910	$84,390	$2,272,403	$338,863	$301,848

Cost of Repurchase Agreements Owned	$0	$105,870	$0	$0	$48,643	$0

Cost of Foreign Currency Held	$66,687	$0	$0	$15	$0	$0

Proceeds Received on Short Sales	$0	$0	$0	$0	$0	$0

Premiums Received on Written Options	$2,782	$92	$18	$421	$0	$0

50  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands, except per share amounts	New York Municipal Bond Fund	Real Return Fund	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Mortgage Fund
Assets:
Investments, at value	$27,375	$19,005,722	$48,035	$326,282	$3,703,350	$968,126	$887,318
Repurchase agreements, at value	0	0	0	0	417,625	168,832	0
Cash	0	435	13	0	1,173	1,307	0
Foreign currency, at value	0	1,703	0	0	59,359	12,739	0
Receivable for investments sold	0	374	0	745	1	30,390	207,397
Receivable for investments sold on delayed-delivery basis	0	942,420	1,730	0	115,509	0	0
Unrealized appreciation on forward foreign currency contracts	0	12,257	0	0	7,251	4,304	0
Receivable for Fund shares sold	28	49,365	1	741	47,449	18,638	705
Interest and dividends receivable	315	130,850	404	4,210	15,417	3,548	2,009
Variation margin receivable	0	125	0	539	8,991	8,289	13
Swap premiums paid	0	5,646	4	0	86	16	1,019
Unrealized appreciation on swap agreements	0	54,953	155	3,347	833	690	101
Other assets	0	0	0	0	1	0	0

	27,718	20,203,850	50,342	335,864	4,377,045	1,216,879	1,098,562

Liabilities:
Payable for investments purchased	$304	$1,606,935	$1,005	$0	$37,936	$29,949	$449,885
Payable for investments purchased on delayed-delivery basis	0	2,171,192	11,258	0	74,627	13,011	0
Unrealized depreciation on forward foreign currency contracts	0	4,978	0	0	1,480	814	0
Payable for short sales	0	931,985	1,693	0	113,509	0	86,822
Overdraft due to Custodian	0	0	0	745	0	0	77
Written options outstanding	7	1,767	5	44	2,375	256	31
Payable for Fund shares redeemed	34	44,001	0	1,687	113,253	3,213	336
Dividends payable	15	13,901	9	320	1,372	0	86
Accrued investment advisory fee	6	3,352	8	57	916	400	128
Accrued administration fee	8	4,204	6	71	801	300	151
Accrued distribution fee	0	2,159	0	11	243	131	1
Accrued servicing fee	5	1,904	0	40	157	80	67
Variation margin payable	0	1,207	4	539	9,726	6,548	23
Swap premiums received	0	60,164	209	5,575	246	496	454
Unrealized depreciation on swap agreements	0	3,979	0	0	1,291	1,782	104
Other liabilities	0	3,590	23	0	0	0	0

	379	4,855,318	14,220	9,089	357,932	56,980	538,165

Net Assets	$27,339	$15,348,532	$36,122	$326,775	$4,019,113	$1,159,899	$560,397

Net Assets Consist of:
Paid in capital	$26,914	$14,856,465	$32,519	$340,979	$4,028,568	$1,360,429	$562,885
Undistributed (overdistributed) net investment income	(7)	44,206	133	(7)	11,118	10,373	6
Accumulated undistributed net realized gain (loss)	26	51,766	2,255	(16,583)	(22,158)	(213,404)	1,247
Net unrealized appreciation (depreciation)	406	396,095	1,215	2,386	1,585	2,501	(3,741)

	$27,339	$15,348,532	$36,122	$326,775	$4,019,113	$1,159,899	$560,397

Net Assets:
Institutional Class	$4,431	$5,426,944	$36,122	$105,635	$2,334,115	$689,896	$374,161
Administrative Class	0	1,242,687	0	10	845,081	111,740	9,234
Other Classes	22,908	8,678,901	0	221,130	839,917	358,263	177,002

Shares Issued and Outstanding:
Institutional Class	408	473,263	3,194	10,687	233,179	69,178	35,135
Administrative Class	0	108,370	0	1	84,424	11,446	867

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.86	$11.47	$11.31	$9.88	$10.01	$9.97	$10.65
Administrative Class	0.00	11.47	0.00	9.88	10.01	9.76	10.65

Cost of Investments Owned	$26,976	$18,667,216	$46,969	$327,293	$3,703,962	$966,945	$892,321

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$417,625	$168,832	$0

Cost of Foreign Currency Held	$0	$1,707	$0	$0	$59,999	$12,887	$0

Proceeds Received on Short Sales	$0	$934,120	$1,730	$0	$115,359	$0	$87,638

Premiums Received on Written Options	$15	$1,250	$4	$94	$169	$219	$450

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  51

Statements of Operations

Amounts in thousands	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Converitble Fund	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	European Convertible Fund	Floating Income Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Period from May 31, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$2,874	$375	$33	$2,782	$36,448	$77,847	$550	$25,791
Dividends	0	0	360	0	108	312	103	58
Miscellaneous income	1	0	5	0	20	13	1	101

Total Income	2,875	375	398	2,782	36,576	78,172	654	25,950

Expenses:
Investment advisory fees	164	21	105	360	2,791	5,881	180	1,888
Administration fees	176	23	66	401	1,985	5,778	90	1,772
Distribution and/or servicing fees – Administrative Class	2	0	0	0	5	26	0	0
Distribution and/or servicing fees – Other Classes	61	7	0	5	515	1,777	0	386
Trustees’ fees	0	0	0	0	1	3	0	1
Interest expense	0	0	2	0	0	0	1	2
Miscellaneous expense	0	0	0	0	1	3	1	30

Total Expenses	403	51	173	766	5,298	13,468	272	4,079

Net Investment Income	2,472	324	225	2,016	31,278	64,704	382	21,871

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	445	84	(630)	13	365	65,105	(1,321)	47
Net realized gain (loss) on futures contracts, options and swaps	(2,224)	(120)	71	0	5,017	6,948	0	6,015
Net realized gain (loss) on foreign currency transactions	0	0	(2)	74	7,406	2,401	1,154	998
Net change in unrealized appreciation (depreciation) on investments	816	117	2,641	18	24,198	120,412	(112)	11,290
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	475	18	(44)	31	638	7,987	0	9,838
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	1	4,240	(759)	1,094	273	1,305

Net Gain (Loss)	(488)	99	2,037	4,376	36,865	203,947	(6)	29,493

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,984	$423	$2,262	$6,392	$68,143	$268,651	$376	$51,364

52  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$25,873	$41,360	$28,292	$3,643	$9,500	$258,055	$887	$24,722
Dividends	39	233	88	27	21	1,772	2	0
Miscellaneous income	19	17	2	0	0	1,097	0	6

Total Income	25,931	41,610	28,382	3,670	9,521	260,924	889	24,728

Expenses:
Investment advisory fees	1,786	2,795	1,890	244	606	8,758	47	1,572
Administration fees	2,174	3,523	2,269	333	736	10,932	53	1,755
Distribution and/or servicing fees – Administrative Class	0	71	343	0	0	889	1	158
Distribution and/or servicing fees – Other Classes	823	1,462	0	178	559	9,203	18	691
Trustees’ fees	2	3	2	0	0	8	0	2
Interest expense	0	0	36	2	18	29	0	0
Miscellaneous expense	35	2	2	0	1	9	0	1

Total Expenses	4,820	7,856	4,542	757	1,920	29,828	119	4,179

Net Investment Income	21,111	33,754	23,840	2,913	7,601	231,096	770	20,549

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	7,319	23,394	17,995	2,020	1,027	89,704	(106)	5,533
Net realized gain (loss) on futures contracts, options and swaps	20,899	(564)	4,133	(1,383)	(905)	(8,441)	(16)	33,219
Net realized gain (loss) on foreign currency transactions	(81,067)	123,240	(32,688)	8,487	0	15,282	(22)	0
Net change in unrealized appreciation (depreciation) on investments	(20,972)	(107,601)	(50,130)	(8,835)	1,931	(45,285)	182	(15,758)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(8,918)	10,626	3,549	1,989	727	7,383	129	(13,139)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	4,501	(14,730)	(4,888)	434	0	(2,253)	46	0

Net Gain (Loss)	(78,238)	34,365	(62,029)	2,712	2,780	56,390	213	9,855

Net Increase (Decrease) in Net Assets Resulting from Operations	$(57,127)	$68,119	$(38,189)	$5,625	$10,381	$287,486	$983	$30,404

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  53

Statements of Operations (Cont.)

Amounts in thousands	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund	New York Municipal Bond Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$246,482	$11,090	$1,753	$45,103	$6,210	$7,486	$475
Dividends	3,416	144	14	493	0	0	0
Miscellaneous income	82	5	1	21	0	0	0

Total Income	249,980	11,239	1,768	45,617	6,210	7,486	475

Expenses:
Investment advisory fees	17,282	757	123	2,546	232	417	32
Administration fees	16,136	757	123	2,037	562	510	42
Distribution and/or servicing fees – Administrative Class	460	2	0	0	16	2	0
Distribution and/or servicing fees – Other Classes	8,556	0	0	0	363	571	27
Trustees’ fees	15	1	0	2	0	0	0
Interest expense	0	0	0	0	0	1	0
Miscellaneous expense	19	1	0	3	0	0	0

Total Expenses	42,468	1,518	246	4,588	1,173	1,501	101

Reimbursement by Manager	0	0	0	0	(142)	0	0

Net Expenses	42,468	1,518	246	4,588	1,031	1,501	101

Net Investment Income	207,512	9,721	1,522	41,029	5,179	5,985	374

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	5,747	(203)	(112)	3,158	(2)	(500)	8
Net realized gain (loss) on futures contracts, options and swaps	(88,676)	(3,558)	(558)	(8,217)	0	(2,874)	22
Net realized gain (loss) on foreign currency transactions	5,823	0	94	(2,316)	0	0	0
Net change in unrealized appreciation (depreciation) on investments	(18,285)	(797)	38	(6,355)	0	4,932	139
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	55,523	1,598	317	5,645	0	293	15
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,057)	0	(51)	3,543	0	0	0

Net Gain (Loss)	(40,925)	(2,960)	(272)	(4,542)	(2)	1,851	184

Net Increase in Net Assets Resulting from Operations	$166,587	$6,761	$1,250	$36,487	$5,177	$7,836	$558

54  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	Real Return Fund	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Mortgage Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$433,395	$1,369	$6,802	$74,848	$20,850	$12,569
Dividends	390	1	0	0	279	8
Miscellaneous income	5	0	0	27	12	0

Total Income	433,790	1,370	6,802	74,875	21,141	12,577

Expenses:
Investment advisory fees	18,823	56	364	5,496	2,404	781
Administration fees	23,786	45	452	4,820	1,790	915
Distribution and/or servicing fees – Administrative Class	1,455	0	0	1,055	145	13
Distribution and/or servicing fees – Other Classes	22,073	0	324	1,460	1,143	382
Trustees’ fees	17	0	0	5	1	1
Interest expense	262	1	2	0	0	4
Miscellaneous expense	18	0	1	6	2	1

Total Expenses	66,434	102	1,143	12,842	5,485	2,097

Reimbursement by Manager	0	0	0	0	0	0

Net Expenses	66,434	102	1,143	12,842	5,485	2,097

Net Investment Income	367,356	1,268	5,659	62,033	15,656	10,480

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	94,878	2,265	(264)	(5,466)	(5,897)	4,384
Net realized gain (loss) on futures contracts, options and swaps	36,706	2	(7,989)	3,737	4,889	(216)
Net realized gain (loss) on foreign currency transactions	22,178	0	0	(7,436)	(79)	0
Net change in unrealized appreciation (depreciation) on investments	(73,050)	(1,936)	2,610	2,574	(2,370)	(2,184)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(38,982)	21	2,856	1,091	32,578	567
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	506	0	0	5,295	(563)	0

Net Gain (Loss)	42,236	352	(2,787)	(205)	28,558	2,551

Net Increase in Net Assets Resulting from Operations	$409,592	$1,620	$2,872	$61,828	$44,214	$13,031

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  55

Statements of Changes in Net Assets

Amounts in thousands	California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Convertible Fund		Developing Local Markets Fund	Diversified Income Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period from May 31, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,472	$5,026	$324	$619	$225	$288	$2,016	$31,278	$43,537
Net realized gain (loss)	(1,779)	(1,250)	(36)	26	(561)	904	87	12,788	962
Net change in unrealized appreciation (depreciation)	1,291	(2,051)	135	(182)	2,598	(677)	4,289	24,077	6,388

Net increase (decrease) resulting from operations	1,984	1,725	423	463	2,262	515	6,392	68,143	50,887

Distributions to Shareholders:
From net investment income
Institutional Class	(1,573)	(3,058)	(223)	(448)	(770)	(1,162)	(1,995)	(28,283)	(40,952)
Administrative Class	(33)	(79)	0	0	0	0	0	(95)	(58)
Other Classes	(867)	(1,880)	(101)	(171)	0	0	(48)	(3,740)	(3,962)
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0	0	(3,470)
Administrative Class	0	0	0	0	0	0	0	0	(12)
Other Classes	0	0	0	0	0	0	0	0	(419)

Total Distributions	(2,473)	(5,017)	(324)	(619)	(770)	(1,162)	(2,043)	(32,118)	(48,873)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	13,683	21,602	59	1,137	808	58,291	280,655	298,967	408,931
Administrative Class	0	0	0	0	0	368	0	288	3,697
Other Classes	5,429	14,988	2,114	1,312	0	0	22,546	66,564	94,343
Issued as reinvestment of distributions
Institutional Class	1,436	2,760	223	446	764	1,149	1,994	22,890	33,131
Administrative Class	33	79	0	0	0	0	0	95	69
Other Classes	529	1,183	48	92	0	0	44	2,650	3,193
Cost of shares redeemed
Institutional Class	(10,749)	(18,870)	(71)	(1,236)	(9,279)	(13,597)	(3,331)	(54,874)	(223,722)
Administrative Class	(78)	(386)	0	0	0	(1,275)	0	(131)	(116)
Other Classes	(8,756)	(17,957)	(246)	(1,772)	0	0	(109)	(16,757)	(35,077)
Net increase (decrease) resulting from Fund share transactions	1,527	3,399	2,127	(21)	(7,707)	44,936	301,799	319,692	284,449
Fund Redemption Fee	2	1	1	0	0	5	2	7	8

Total Increase (Decrease) in Net Assets	1,040	108	2,227	(177)	(6,215)	44,294	306,150	355,724	286,471

Net Assets:
Beginning of period	127,217	127,109	15,830	16,007	58,904	14,610	0	1,033,588	747,117

End of period*	$128,257	$127,217	$18,057	$15,830	$52,689	$58,904	$306,150	$1,389,312	$1,033,588

* Including undistributed (overdistributed) net investment income of:	$298	$299	$12	$12	$31	$576	$(27)	$(4,289)	$(3,449)

56  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	Emerging Markets Bond Fund		European Convertible Fund		Floating Income Fund		Foreign Bond Fund (Unhedged)
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Period from July 30, 2004 to March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Period from April 30, 2004 to March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$64,704	$65,677	$382	$808	$21,871	$6,166	$21,111	$7,692
Net realized gain (loss)	74,454	42,527	(167)	6,460	7,060	625	(52,849)	16,930
Net change in unrealized appreciation (depreciation)	129,493	(910)	161	(1,014)	22,433	(2,309)	(25,389)	(15,929)

Net increase (decrease) resulting from operations	268,651	107,294	376	6,254	51,364	4,482	(57,127)	8,693

Distributions to Shareholders:
From net investment income
Institutional Class	(50,369)	(47,753)	(2,046)	(5,493)	(21,237)	(5,833)	(15,267)	(6,152)
Administrative Class	(527)	(719)	0	0	0	0	0	0
Other Classes	(17,494)	(24,328)	0	0	(5,026)	(2,265)	(4,499)	(1,457)
From net realized capital gains
Institutional Class	0	(44,509)	0	(1,950)	0	(12)	0	(5,182)
Administrative Class	0	(671)	0	0	0	0	0	0
Other Classes	1	(23,095)	0	0	0	(8)	0	(1,519)

Total Distributions	(68,389)	(141,075)	(2,046)	(7,443)	(26,263)	(8,118)	(19,766)	(14,310)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	607,704	1,263,069	2,469	97,809	532,603	735,475	374,648	1,040,495
Administrative Class	4,325	17,534	0	0	0	0	0	0
Other Classes	184,463	320,724	0	0	124,089	302,320	138,755	373,661
Issued as reinvestment of distributions
Institutional Class	48,249	89,168	2,046	7,442	20,946	5,780	13,852	10,925
Administrative Class	468	1,309	0	0	0	0	0	0
Other Classes	13,713	37,654	0	0	3,711	1,713	3,439	2,277
Cost of shares redeemed
Institutional Class	(132,542)	(684,488)	(51,399)	(95,662)	(232,434)	(13,866)	(402,525)	(55,594)
Administrative Class	(3,181)	(10,820)	0	0	0	0	0	0
Other Classes	(98,972)	(338,908)	0	0	(88,804)	(52,691)	(72,627)	(21,981)
Net increase (decrease) resulting from Fund share transactions	624,227	695,242	(46,884)	9,589	360,111	978,731	55,542	1,349,783
Fund Redemption Fee	23	51	0	0	6	4	12	52

Total Increase (Decrease) in Net Assets	824,512	661,512	(48,554)	8,400	385,218	975,099	(21,339)	1,344,218

Net Assets:
Beginning of period	2,116,228	1,454,716	114,598	106,198	975,099	0	1,344,218	0

End of period*	$2,940,740	$2,116,228	$66,044	$114,598	$1,360,317	$975,099	$1,322,879	$1,344,218

* Including undistributed (overdistributed) net investment income of:	$27,056	$30,742	$(1,039)	$625	$(5,751)	$(1,359)	$13,687	$12,342

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  57

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$33,754	$43,216	$23,840	$25,330	$2,913	$4,290	$7,601	$9,391
Net realized gain (loss)	146,070	(26,278)	(10,560)	34,078	9,124	9	122	4,401
Net change in unrealized appreciation (depreciation)	(111,705)	77,864	(51,469)	(4,314)	(6,412)	3,492	2,658	(4,410)

Net increase (decrease) resulting from operations	68,119	94,802	(38,189)	55,094	5,625	7,791	10,381	9,382

Distributions to Shareholders:
From net investment income
Institutional Class	(21,634)	(25,113)	(17,860)	(20,356)	(2,060)	(2,842)	(5,719)	(7,955)
Administrative Class	(770)	(1,131)	(3,694)	(899)	0	0	0	0
Other Classes	(8,626)	(12,110)	0	0	(565)	(982)	(2,620)	(3,384)
From net realized capital gains
Institutional Class	0	(30,349)	0	(66,003)	0	(3,094)	0	(3,159)
Administrative Class	0	(1,607)	0	(3,438)	0	0	0	0
Other Classes	0	(17,963)	0	0	0	(1,505)	0	(1,491)

Total Distributions	(31,030)	(88,273)	(21,554)	(90,696)	(2,625)	(8,423)	(8,339)	(15,989)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	563,417	554,751	222,792	580,244	36,936	22,133	29,780	400,500
Administrative Class	26,049	43,080	351,731	27,326	0	0	0	0
Other Classes	193,112	297,741	0	0	9,604	22,107	11,081	40,183
Issued as reinvestment of distributions
Institutional Class	20,053	51,029	15,153	69,645	1,885	5,347	5,536	10,828
Administrative Class	525	2,135	3,698	4,295	0	1	0	0
Other Classes	7,245	25,527	0	0	386	1,889	1,981	3,756
Cost of shares redeemed
Institutional Class	(248,684)	(372,991)	(285,166)	(269,603)	(12,243)	(15,676)	(319,164)	(190,012)
Administrative Class	(36,995)	(26,965)	(11,608)	(15,034)	0	0	0	0
Other Classes	(128,221)	(251,097)	0	0	(8,493)	(30,650)	(25,792)	(71,790)
Net increase (decrease) resulting from Fund share transactions	396,501	323,210	296,600	396,873	28,075	5,151	(296,578)	193,465
Fund Redemption Fee	64	48	6	7	12	4	0	1

Total Increase (Decrease) in Net Assets	433,654	329,787	236,863	361,278	31,087	4,523	(294,536)	186,859

Net Assets:
Beginning of period	1,909,115	1,579,328	1,277,244	915,966	178,345	173,822	597,454	410,595

End of period*	$2,342,769	$1,909,115	$1,514,107	$1,277,244	$209,432	$178,345	$302,918	$597,454

* Including undistributed (overdistributed) net investment income of:	$(137,328)	$(140,052)	$5,258	$2,972	$(6,181)	$(6,469)	$(77)	$661

58  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	High Yield Fund		Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund		Low Duration Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$231,096	$454,268	$770	$1,276	$20,549	$21,171	$207,512	$268,432
Net realized gain (loss)	96,545	142,356	(144)	129	38,752	13,309	(77,106)	34,119
Net change in unrealized appreciation (depreciation)	(40,155)	(124,034)	357	(1,173)	(28,897)	(28,286)	36,181	(213,566)

Net increase (decrease) resulting from operations	287,486	472,590	983	232	30,404	6,194	166,587	88,985

Distributions to Shareholders:
From net investment income
Institutional Class	(120,158)	(210,281)	(640)	(1,175)	(15,557)	(11,824)	(159,485)	(213,101)
Administrative Class	(24,209)	(45,960)	(19)	(59)	(2,001)	(3,817)	(5,602)	(8,455)
Other Classes	(90,857)	(203,941)	(131)	(37)	(3,211)	(5,931)	(50,981)	(67,712)
From net realized capital gains
Institutional Class	0	0	0	(587)	0	(13,505)	0	(59,777)
Administrative Class	0	0	0	(31)	0	(4,326)	0	(2,665)
Other Classes	0	0	0	(32)	0	(7,619)	0	(26,917)

Total Distributions	(235,224)	(460,182)	(790)	(1,921)	(20,769)	(47,022)	(216,068)	(378,627)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,048,024	1,658,543	4,990	21,372	1,392,502	431,954	2,071,340	4,237,305
Administrative Class	145,112	384,413	149	1,713	37,177	50,585	50,828	150,418
Other Classes	376,148	803,011	7,910	4,730	45,721	74,101	433,440	1,578,661
Issued as reinvestment of distributions
Institutional Class	100,629	166,858	538	1,554	15,231	25,056	142,414	240,916
Administrative Class	23,523	45,068	19	90	1,985	8,131	5,319	10,522
Other Classes	58,473	131,308	93	55	2,515	10,643	40,442	73,737
Cost of shares redeemed
Institutional Class	(468,974)	(1,940,247)	(7,022)	(21,364)	(180,207)	(131,378)	(1,903,984)	(4,765,751)
Administrative Class	(137,467)	(429,522)	(183)	(1,616)	(23,722)	(94,880)	(130,978)	(198,944)
Other Classes	(578,101)	(1,645,866)	(386)	(522)	(40,849)	(115,403)	(922,022)	(2,128,438)
Net increase (decrease) resulting from Fund share transactions	567,367	(826,434)	6,108	6,012	1,250,353	258,809	(213,201)	(801,574)
Fund Redemption Fee	118	257	0	6	53	95	48	68

Total Increase (Decrease) in Net Assets	619,747	(813,769)	6,301	4,329	1,260,041	218,076	(262,634)	(1,091,148)

Net Assets:
Beginning of period	6,586,575	7,400,344	35,404	31,075	941,115	723,039	13,702,995	14,794,143

End of period*	$7,206,322	$6,586,575	$41,705	$35,404	$2,201,156	$941,115	$13,440,361	$13,702,995

* Including undistributed (overdistributed) net investment income of:	$(37,914)	$(33,786)	$9	$29	$1,241	$1,461	$(47,357)	$(38,801)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  59

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund		Money Market Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$9,721	$12,581	$1,522	$1,902	$41,029	$41,896	$5,179	$4,586
Net realized gain (loss)	(3,761)	2,227	(576)	618	(7,375)	20,172	(2)	(7)
Net change in unrealized appreciation (depreciation)	801	(11,522)	304	(1,595)	2,833	(43,916)	0	0

Net increase resulting from operations	6,761	3,286	1,250	925	36,487	18,152	5,177	4,579

Distributions to Shareholders:
From net investment income
Institutional Class	(9,891)	(13,505)	(1,568)	(2,010)	(42,347)	(44,469)	(2,007)	(2,055)
Administrative Class	(28)	(23)	0	0	0	0	(166)	(131)
Other Classes	0	0	0	0	0	0	(3,004)	(2,393)
From net realized capital gains
Institutional Class	0	0	0	(870)	0	(33,414)	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(9,919)	(13,528)	(1,568)	(2,880)	(42,347)	(77,883)	(5,177)	(4,579)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	103,125	88,942	24,560	36,514	248,944	809,160	60,355	195,477
Administrative Class	1,542	28	10	3	0	0	25,878	154,973
Other Classes	0	0	0	0	0	0	140,168	445,665
Issued as reinvestment of distributions
Institutional Class	9,344	12,451	1,540	2,800	40,827	74,102	1,880	1,931
Administrative Class	27	21	0	0	0	0	182	363
Other Classes	0	0	0	0	0	0	2,686	2,067
Cost of shares redeemed
Institutional Class	(83,231)	(237,829)	(42,316)	(25,039)	(207,432)	(489,324)	(116,483)	(179,488)
Administrative Class	(99)	(348)	(1)	0	0	0	(34,555)	(127,828)
Other Classes	0	0	0	0	0	0	(152,678)	(417,646)
Net increase (decrease) resulting from Fund share transactions	30,708	(136,735)	(16,207)	14,278	82,339	393,938	(72,567)	75,514
Fund Redemption Fee	0	0	0	0	1	3	0	0

Total Increase (Decrease) in Net Assets	27,550	(146,977)	(16,525)	12,323	76,480	334,210	(72,567)	75,514

Net Assets:
Beginning of period	555,964	702,941	99,978	87,655	1,917,803	1,583,593	459,093	383,579

End of period*	$583,514	$555,964	$83,453	$99,978	$1,994,283	$1,917,803	$386,526	$459,093

* Including undistributed (overdistributed) net investment income of:	$(310)	$(112)	$(73)	$(27)	$(2,523)	$(1,205)	$33	$31

60  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	Municipal Bond Fund		New York Municipal Bond Fund		Real Return Fund		Real Return Fund II
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,985	$12,706	$374	$621	$367,356	$379,063	$1,268	$2,334
Net realized gain (loss)	(3,374)	(1,027)	30	70	153,762	146,066	2,267	758
Net change in unrealized appreciation (depreciation)	5,225	(5,860)	154	(339)	(111,526)	(139,091)	(1,915)	(1,325)

Net increase resulting from operations	7,836	5,819	558	352	409,592	386,038	1,620	1,767

Distributions to Shareholders:
From net investment income
Institutional Class	(2,512)	(5,007)	(64)	(56)	(133,026)	(141,769)	(1,278)	(2,334)
Administrative Class	(26)	(657)	0	0	(28,424)	(32,285)	0	0
Other Classes	(3,021)	(6,656)	(310)	(565)	(194,417)	(217,534)	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(113,529)	0	(804)
Administrative Class	0	0	0	0	0	(26,671)	0	0
Other Classes	0	0	0	0	(2)	(210,217)	0	0

Total Distributions	(5,559)	(12,320)	(374)	(621)	(355,869)	(742,005)	(1,278)	(3,138)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	15,103	39,528	1,777	2,249	1,227,940	2,505,094	888	3,408
Administrative Class	81	3,210	0	0	261,148	415,089	0	0
Other Classes	23,178	40,172	4,662	5,760	1,452,468	3,208,565	0	0
Issued as reinvestment of distributions
Institutional Class	2,248	3,866	56	38	116,187	228,590	1,240	2,958
Administrative Class	23	624	0	0	28,029	58,375	0	0
Other Classes	1,773	3,872	213	373	141,969	317,288	0	0
Cost of shares redeemed
Institutional Class	(24,259)	(36,116)	(407)	(1,329)	(812,262)	(1,167,311)	(23,274)	(11,015)
Administrative Class	(1,543)	(25,057)	0	0	(89,916)	(276,770)	0	0
Other Classes	(21,539)	(64,042)	(1,607)	(5,789)	(1,230,374)	(1,836,533)	0	0
Net increase (decrease) resulting from Fund share transactions	(4,935)	(33,943)	4,694	1,302	1,095,189	3,452,387	(21,146)	(4,649)
Fund Redemption Fee	3	35	0	0	50	194	0	0

Total Increase (Decrease) in Net Assets	(2,655)	(40,409)	4,878	1,033	1,148,962	3,096,614	(20,804)	(6,020)

Net Assets:
Beginning of period	324,193	364,602	22,461	21,428	14,199,570	11,102,956	56,926	62,946

End of period*	$321,538	$324,193	$27,339	$22,461	$15,348,532	$14,199,570	$36,122	$56,926

* Including undistributed (overdistributed) net investment income of:	$1,112	$686	$(7)	$(7)	$44,206	$32,717	$133	$143

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  61

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Short Duration Municipal Income Fund		Short-Term Fund		StocksPLUS® Fund		Total Return Mortgage
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,659	$11,206	$62,033	$72,102	$15,656	$20,036	$10,480	$6,844
Net realized gain (loss)	(8,253)	(4,737)	(9,165)	14,202	(1,087)	99,417	4,168	(187)
Net change in unrealized appreciation (depreciation)	5,466	(5,026)	8,960	(22,837)	29,645	(9,989)	(1,617)	(3,493)

Net increase resulting from operations	2,872	1,443	61,828	63,467	44,214	109,464	13,031	3,164

Distributions to Shareholders:
From net investment income
Institutional Class	(1,955)	(3,368)	(39,352)	(48,959)	(8,847)	(52,455)	(8,087)	(3,407)
Administrative Class	0	(5)	(11,695)	(8,179)	(1,299)	(15,838)	(186)	(327)
Other Classes	(3,703)	(7,833)	(12,143)	(16,199)	(3,549)	(19,839)	(2,799)	(3,980)
From net realized capital gains
Institutional Class	0	0	0	(8,594)	0	0	0	(1,293)
Administrative Class	0	0	0	(1,608)	0	0	0	(244)
Other Classes	0	0	0	(3,575)	0	0	0	(3,633)

Total Distributions	(5,658)	(11,206)	(63,190)	(87,114)	(13,695)	(88,132)	(11,072)	(12,884)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	23,634	127,011	1,808,228	3,086,303	174,983	599,425	24,413	446,025
Administrative Class	0	260	290,823	464,775	72,277	97,021	312	958
Other Classes	23,968	186,240	92,246	465,937	42,787	92,421	30,329	58,264
Issued as reinvestment of distributions
Institutional Class	1,640	2,864	34,689	50,090	8,035	50,375	8,031	4,394
Administrative Class	0	5	11,658	9,720	1,288	15,793	186	571
Other Classes	2,257	5,267	8,836	14,729	2,868	16,127	2,405	6,539
Cost of shares redeemed
Institutional Class	(37,260)	(119,423)	(2,002,542)	(3,087,768)	(373,918)	(535,929)	(114,218)	(50,012)
Administrative Class	0	(498)	(172,596)	(89,768)	(94,251)	(480,781)	(2,573)	(5,009)
Other Classes	(85,915)	(273,484)	(285,470)	(910,432)	(91,772)	(144,232)	(26,656)	(71,029)
Net increase (decrease) resulting from Fund share transactions	(71,676)	(71,758)	(214,128)	3,586	(257,703)	(289,780)	(77,771)	390,701
Fund Redemption Fee	7	4	23	60	40	8	0	3

Total Increase (Decrease) in Net Assets	(74,455)	(81,517)	(215,467)	(20,001)	(227,144)	(268,440)	(75,812)	380,984

Net Assets:
Beginning of period	401,230	482,747	4,234,580	4,254,581	1,387,043	1,655,483	636,209	255,225

End of period*	$326,775	$401,230	$4,019,113	$4,234,580	$1,159,899	$1,387,043	$560,397	$636,209

* Including undistributed (overdistributed) net investment income of:	$(7)	$(8)	$11,118	$12,275	$10,373	$8,412	$6	$598

62  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%
General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$1,200	$1,168

Total Corporate Bonds & Notes (Cost $1,148)		1,168

MUNICIPAL BONDS & NOTES 98.2%

California 81.5%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,212
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	150
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	465	479
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,083
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,096
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	182
4.000% due 08/01/2012	225	233
California Educational Facilities Authority Revenue Bonds, Series 2005
5.000% due 10/01/2012	540	579
5.000% due 10/01/2013	570	610
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	347
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	145
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	371
California Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California Housing Finance Agency Revenue Bonds, Series 2000
2.890% due 02/01/2031 (a)	700	700
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
5.000% due 07/01/2012	375	407
5.000% due 03/01/2013	1,000	1,083
California Kindergarten General Obligation Bonds, Series 2004
2.950% due 05/01/2034 (a)	1,100	1,100
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.720% due 04/01/2017 (a)	1,400	1,400
California State Coast Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,088
California State Department of Veterans Affairs Home Purchasing Revenue Bonds, (State Street B&T Co. Insured), Series 2003
2.650% due 12/01/2028 (a)	1,205	1,205
California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	130
California State Department of Water Revenue Bonds, (State Street B&T Co. Insured), Series 2002
2.770% due 05/01/2022 (a)	200	200
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	850
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032 (a)	160	163
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,072
California Statewide Communities Development Authority Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025 (a)	2,000	2,080
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	1,300	1,404
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025 (a)	1,000	1,039
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,101
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,052
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	3,400	3,346
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	911
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,068
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	515
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,785	1,921
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,666
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	712
5.375% due 09/01/2017	800	818
Chaffey, California Unified High School District General Obligation Bonds, Series 2005
5.000% due 08/01/2011	475	518
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	498
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	255
6.400% due 09/01/2018	120	133
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,094
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,022
Escondido, California Union High School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 11/01/2018	4,675	2,674
Golden State Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	3,000	3,128
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,780	4,857
Irvine, California Import Bond Act 1915 Special Assessment Revenue Bonds, Series 1997
2.770% due 09/02/2022 (a)	1,100	1,100
Irvine, California Improvement Revenue Bonds, (State Street B&T Co. Insured), Series 1997
2.770% due 09/02/2022 (a)	700	700
Irvine, California Improvement General Obligation Bonds, Series 2025
2.770% due 09/02/2025 (a)	2,084	2,084
Irvine, California Special Assessment Revenue Bonds, Series 1990
2.820% due 09/02/2015 (a)	850	850
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	213
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	338
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,639
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 09/01/2013	1,000	1,112
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	154

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  63

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	$30	$32
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,291
Madera, California Unified School District General Obligation Bonds, (FGIC Insured), Sereis 2005
5.000% due 08/01/2013	1,180	1,291
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.770% due 07/01/2035 (a)	6,400	6,400
Metropolitan Water District of Southern California Revenue Bonds, Series 2003
2.670% due 07/01/2030 (a)	1,200	1,200
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
2.670% due 10/01/2029 (a)	400	400
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	159
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
2.950% due 07/01/2036 (a)	2,100	2,100
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,295
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	594
6.400% due 09/01/2031	700	717
Newport Beach, California Revenue Bonds, Series 1992
2.890% due 10/01/2022 (a)	730	730
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	655
Oak Grove, California School District General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	602
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	487
5.700% due 08/15/2012	485	519
5.800% due 08/15/2013	600	644
6.200% due 08/15/2018	1,025	1,109
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,667
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,772
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	274
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	830	1,012
San Diego County, California Water Authority Certificates of Participation Revenue Bonds, Series 2004
7.490% due 05/01/2032 (a)	4,500	4,844
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	675
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	318
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	960	998
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	673
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,098
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	100	112
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,697
Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
2.650% due 11/15/2025 (a)	900	900
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	155
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	504
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,231
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	121
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,307

		104,506

Illinois 2.3%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	500	506
Will County, Illinois Forest Preservation District General Obligation Bonds, Series 1999
0.000% due 12/01/2016	4,000	2,472

		2,978

Louisiana 0.8%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,060

New Jersey 0.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	269
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	170

		439

Puerto Rico 8.5%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,053
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,121
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,136
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	282
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,261
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	161
Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth GTD insured), Series 2004
5.000% due 07/01/2028 (a)	2,150	2,276
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	3,250	3,553

		10,843

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.970% due 02/15/2024 (a)	250	269

Virgin Islands 4.5%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,560
5.500% due 10/01/2008	3,000	3,162
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,089

		5,811

Total Municipal Bonds & Notes (Cost $122,496)		125,906

64  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 0.2%

Repurchase Agreement 0.1%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $158. Repurchase proceeds are $150.)	$150	$150

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005 (c)	80	79

Total Short-Term Instruments (Cost $229)		229

Total Investments (b) 99.3% (Cost $123,873)		$127,303

Other Assets and Liabilities (Net) 0.7%		954

Net Assets 100.0%		$128,257

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $269 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $79 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Futures	Short	12/2005	55	$170

(d)	Restricted security as of September30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,404	1.10%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  65

Schedule of Investments

California Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.8%
General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$150	$146

Total Corporate Bonds & Notes (Cost $143)		146

MUNICIPAL BONDS & NOTES 94.9%

California 79.0%

California Economic Recovery Revenue Bonds, (STD GTD Insured), Series 2004
2.750% due 07/01/2023 (a)	200	200
California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010	500	424
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	250	173
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
2.680% due 11/15/2037 (a)	1,325	1,325
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	273
California Kindergarten General Obligation Bonds, Series 2004
2.950% due 05/01/2034 (a)	600	600
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	250	270
California Statewide Communities Development Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 04/01/2011	500	529
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	410
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	305
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	139
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
Escondido, California Union High School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 11/01/2018	600	343
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	615
Irvine, California Special Assessment Bonds, Series 1990
2.820% due 09/02/2015 (a)	285	285
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	529
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	817
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	545
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.770% due 07/01/2035 (a)	400	400
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	541
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	531
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	846
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	448
Orange County, California Sanitation District Certificates of Participation Bonds, (SPA-DEXIA Public Finance Insured), Series 2000
2.770% due 08/01/2030 (a)	400	400
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	417
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	822
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego County, California Water Authority Certificate of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,038
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	136
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	200	224
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	750	427

		14,272

Louisiana 4.4%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	795

Massachusetts 0.6%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	115

New Jersey 3.0%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	500	539

Puerto Rico 2.1%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	350	383

Texas 1.9%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	535	338

Virgin Islands 3.9%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	427
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	272

		699

Total Municipal Bonds & Notes (Cost $16,582)		17,141

SHORT-TERM INSTRUMENTS 1.7%

Repurchase Agreement 1.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $260. Repurchase proceeds are $254.)	254	254

U.S. Treasury Bill 0.3%

3.370% due 12/15/2005 (c)	50	50

Total Short-Term Instruments (Cost $304)		304

Total Investments (b) 97.4% (Cost $17,029)		$17,591

Other Assets and Liabilities (Net) 2.6%		466

Net Assets 100.0%		$18,057

66  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $538 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $50 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Futures	Short	12/2005	5	$15

(d)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750%	07/01/2032	07/01/2005	$250	$270	1.50%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  67

Schedule of Investments

Convertible Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.9%

Banking & Finance 1.9%

Dow Jones CDX High Yield Index
8.250% due 06/29/2010	$495	$493
Eircom Funding
8.250% due 08/15/2013	156	170
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	239
Refco Finance Holdings LLC
9.000% due 08/01/2012 (c)	81	88

		990

Industrials 1.2%

CCO Holdings LLC
8.750% due 11/15/2013	400	397
Charter Communications Operating LLC
8.375% due 04/30/2014	250	252

		649

Utilities 1.8%

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	531
Qwest Communications International, Inc.
7.290% due 02/15/2009 (a)	300	298
Time Warner Telecom Holdings, Inc.
7.790% due 02/15/2011 (a)	125	128

		957

Total Corporate Bonds & Notes (Cost $2,506)		2,596

CONVERTIBLE BONDS & NOTES 61.8%

Banking & Finance 4.8%

ABB International Finance Ltd.
4.625% due 05/16/2007	450	467
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	272
AngloGold Holdings PLC
2.375% due 02/27/2009	100	101
Goldman Sachs Group, Inc.
1.310% due 09/21/2009 (a)	250	243
1.296% due 09/20/2011 (a)	250	244
Greater Bay Bancorp
0.000% due 03/23/2024	150	135
Host Marriott LP
3.250% due 04/15/2024	375	413
Merrill Lynch & Co., Inc.
0.000% due 03/13/2032	400	408
Providian Financial Corp.
2.750% due 03/15/2016 (a)	200	250

		2,533

Industrials 47.5%

3M Co.
0.000% due 11/21/2032	300	262
Actuant Corp.
2.000% due 11/15/2023	140	178
Advanced Micro Devices, Inc.
4.500% due 12/01/2007	95	326
4.750% due 02/01/2022 (a)	125	142
Allergan, Inc.
0.000% due 11/06/2022	300	318
Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	322
Allied Waste Industries, Inc.
4.250% due 04/15/2034	250	221
Alza Corp.
0.000% due 07/28/2020	298	260
Amazon.com, Inc.
4.750% due 02/01/2009	141	139
American Tower Corp.
3.000% due 08/15/2012	500	676
Amgen, Inc.
0.000% due 03/01/2032	500	398
Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	225	259
Armor Holdings, Inc.
2.000% due 11/01/2024 (a)	530	532
Bausch & Lomb, Inc.
4.422% due 08/01/2023 (a)	175	265
Bristol-Myers Squibb Co.
3.370% due 09/15/2023 (a)	250	247
Carnival Corp.
2.000% due 04/15/2021	400	524
Cephalon, Inc.
0.000% due 06/15/2033	175	163
Charter Communications, Inc.
5.875% due 11/16/2009	275	228
Chiron Corp.
2.750% due 06/30/2034	375	371
Connetics Corp.
2.000% due 03/30/2015	325	264
Costco Wholesale Corp.
0.000% due 08/19/2017	100	98
Diamond Offshore Drilling, Inc.
1.500% due 04/15/2031	125	165
Dov Pharmaceutical, Inc.
2.500% due 01/15/2025	250	236
Eastman Kodak Co.
3.375% due 10/15/2033	100	98
Edwards Lifesciences Corp.
3.875% due 05/15/2033	200	204
Electronic Data Systems Corp.
3.875% due 07/15/2023	375	372
Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	360
Flextronics International Ltd.
1.000% due 08/01/2010	350	356
Fluor Corp.
1.500% due 02/15/2024	425	530
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	413
General Mills, Inc.
0.000% due 10/28/2022	170	122
Genzyme Corp.
1.250% due 12/01/2023	350	403
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	390	565
Halliburton Co.
3.125% due 07/15/2023	275	518
Hanover Compressor Co.
4.750% due 01/15/2014	200	225
Headwaters, Inc.
2.875% due 06/01/2016	100	139
Hilton Hotels Corp.
3.375% due 04/15/2023	452	518
ImClone Systems, Inc.
1.375% due 05/15/2024	400	334
International Game Technology
0.000% due 01/29/2033	375	240
Interpublic Group of Cos., Inc.
4.500% due 03/15/2023	225	264
Invitrogen Corp.
2.000% due 08/01/2023	250	303
IVAX Corp.
1.500% due 03/01/2024	350	397
Juniper Networks, Inc.
0.000% due 06/15/2008	200	253
Keane, Inc.
2.000% due 06/15/2013	140	128
Lamar Advertising Co.
2.875% due 12/31/2010	225	242
Lockheed Martin Corp.
3.540% due 08/15/2033 (a)	775	813
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	213
0.861% due 10/19/2021 (a)	100	114
Magnum Hunter Resources, Inc.
3.410% due 12/15/2023 (a)	200	336
Manor Care, Inc.
2.625% due 04/15/2023 (a)	325	423
Mediacom Communications Corp.
5.250% due 07/01/2006	675	675
Medtronic, Inc.
1.250% due 09/15/2021	500	502
Nabors Industries, Inc.
0.000% due 06/15/2023	250	285
Novell, Inc.
0.500% due 07/15/2024	150	135
Open Solutions, Inc.
1.467% due 02/02/2035 (a)	500	264
Placer Dome, Inc.
2.750% due 10/15/2023	120	135
Pride International, Inc.
3.250% due 05/01/2033	450	568
Red Hat, Inc.
0.500% due 01/15/2024	225	226
RF Micro Devices, Inc.
1.500% due 07/01/2010	125	117
Roper Industries, Inc.
1.481% due 01/15/2034 (a)	450	248
Royal Caribbean Cruises Ltd.
0.000% due 05/18/2021	400	273
Schlumberger Ltd.
1.500% due 06/01/2023	355	439
SCI Systems, Inc.
3.000% due 03/15/2007	528	511
Scientific Games Corp.
0.750% due 12/01/2024	525	618
Serologicals Corp.
4.750% due 08/15/2033	150	248
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)	450	404
Sirius Satellite Radio, Inc.
3.250% due 10/15/2011	185	262
Solectron Corp.
0.500% due 02/15/2034	325	245
Synaptics, Inc.
0.750% due 12/01/2024	250	200
Teva Pharmaceutical Finance LLC
0.250% due 02/01/2024	125	130
Tyco International Group S.A.
2.750% due 01/15/2018	755	931
Utstarcom, Inc.
0.875% due 03/01/2008	350	281
Walt Disney Co.
2.125% due 04/15/2023	450	460
Wyeth
3.320% due 01/15/2024 (a)	401	416
Wynn Resorts Ltd.
6.000% due 07/15/2015	125	259
Yahoo!, Inc.
0.000% due 04/01/2008	195	326
Yellow Roadway Corp.
3.375% due 11/25/2023	304	367

		25,002

Utilities 9.5%

Amdocs Ltd.
0.500% due 03/15/2024	275	252
Centerpoint Energy, Inc.
3.750% due 05/15/2023	225	299
CenturyTel, Inc.
4.750% due 08/01/2032	125	131
CMS Energy Corp.
3.375% due 07/15/2023	450	733

68  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	$250	$260
Duke Energy Corp.
1.750% due 05/15/2023	300	371
Logix Communications Enterprises
1.500% due 10/01/2025	300	291
Lucent Technologies, Inc.
2.750% due 06/15/2023	489	561
Nextel Communications, Inc.
5.250% due 01/15/2010	125	127
Nextel Partners, Inc.
1.500% due 11/15/2008	225	443
Nortel Networks Corp.
4.250% due 09/01/2008	250	237
PPL Energy Supply LLC
2.625% due 05/15/2023	525	685
Reliant Energy, Inc.
5.000% due 08/15/2010	360	627

		5,017

Total Convertible Bonds & Notes (Cost $30,771)		32,552

	Shares

COMMON STOCKS 7.8%

Communications 0.5%

Citizens Communications Co.	10,000	135
Valor Communications Group, Inc.	9,800	134

		269

Consumer Discretionary 1.1%

Cablevision Systems New York
Group ‘A’ (b)	18,700	574

Consumer Services 1.3%

News Corp. ‘B’	16,000	264
Time Warner, Inc.	24,000	435

		699

Energy 2.3%

El Paso Corp.	43,773	608
Ferrellgas Partners LP	7,400	160
Freescale Semiconductor, Inc. ‘B’ (b)	5,461	129
Pioneer Natural Resources Co.	6,000	330

		1,227

Healthcare 0.1%

Elan Corp. PLC SP - ADR (b)	5,001	44

Technology 1.1%

Corning, Inc. (b)	10,973	212
Nortel Networks Corp. (b)	113,771	371

		583

Utilities 1.4%

Williams Cos., Inc.	28,360	710

Total Common Stocks (Cost $3,589)		4,106

CONVERTIBLE PREFERRED STOCK 19.7%

Allied Waste Industries, Inc.
6.250% due 04/01/2006	1,650	81
6.250% due 03/01/2008	2,000	513
Baxter International, Inc.
7.000% due 02/16/2006	7,500	428
Celanese Corp.
4.250% due 12/31/2049	20,000	530
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	558
5.000% due 12/31/2049	3,000	710
Comcast Corp.
2.000% due 11/15/2029 (a)	5,526	249
Constellation Brands, Inc.
5.750% due 09/01/2006	11,800	461
Fannie Mae
5.375% due 12/31/2049	3	276
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	13,475	491
FPL Group, Inc.
8.000% due 02/16/2006	4,250	302
General Motors Corp.
5.250% due 03/06/2032	58,000	1,002
HSBC Finance Corp.
8.875% due 02/15/2006	4,500	173
Huntsman Corp.
5.000% due 02/16/2008	5,500	245
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	117
Metlife, Inc.
6.375% due 08/15/2008	35,500	995
Mosaic Co.
7.500% due 07/01/2006	1,300	136
NRG Energy, Inc.
4.000% due 12/31/2049	500	623
PMI Group, Inc.
5.875% due 11/15/2006	5,400	133
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	260
Public Service Enterprise Group, Inc.
10.250% due 11/16/2005	4,500	365
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	352
State Street Corp.
6.750% due 02/15/2006	722	155
Washington Mutual, Inc.
5.375% due 05/03/2041	8,855	463
Xerox Corp.
6.250% due 07/01/2006	6,700	781

Total Convertible Preferred Stock (Cost $10,192)		10,399

PREFERRED STOCK 0.3%

La Quinta Corp.
9.000% due 02/14/2005	5,300	136

Total Preferred Stock (Cost $134)		136

EXCHANGE-TRADED FUNDS 1.5%

NASDAQ-100 Index Tracking Stock	20,000	789

Total Exchange-Traded Funds (Cost $749)		789

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.7%

Commercial Paper 3.2%

CBA (de) Finance
3.860% due 12/20/2005	$1,000	991
DnB NORBank ASA
3.590% due 11/18/2005	200	199
UBS Finance Delaware LLC
3.585% due 11/21/2005	500	497

		1,687

Repurchase Agreement 0.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $215. Repurchase proceeds are $207.)	207	207

U.S. Treasury Bills 0.1%

3.492% due 12/01/2005-12/15/2005 (d)(e)	65	65

Total Short-Term Instruments (Cost $1,960)		1,959

Total Investments 99.7% (Cost $49,901)		$52,537

Written Options (g) (0.2%) (Premiums $54)		(85)

Other Assets and Liabilities (Net) 0.5%		237

Net Assets 100.0%		$52,689

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Non-income producing security.
(c)	Security is in default.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  69

Schedule of Investments (Cont.)

Convertible Fund

September 30, 2005 (Unaudited)

(e)	Securities with an aggregate market value of $65 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	9	$(20)

(f)	Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.300%	03/20/2006	$1,000	$10
Morgan Stanley Dean Witter & Co.	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	1.450%	12/20/2006	500	0
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.160%	03/20/2006	250	(2)

						$8

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$113.000	10/21/2005	24	$4	$0
Put - CBOT U.S. Treasury Note December Futures	108.000	10/21/2005	24	4	2
Call - CBOT U.S. Treasury Note December Futures	115.000	11/22/2005	2	0	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	16	5	1
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	18	5	8
Call - AMEX News Corp.	20.000	01/21/2006	160	6	1
Call - AMEX Nortel Networks Corp.	4.000	12/17/2005	100	1	1
Call - AMEX Pioneer Natural Resources Co.	50.000	12/17/2005	60	7	40
Call - AMEX Time Warner, Inc.	17.500	01/21/2006	240	22	32

				$54	$85

70  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Developing Local Markets Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.0%

Banking & Finance 4.1%

Banque Centrale de Tunisie
7.500% due 09/19/2007	$250	$264
Export-Import Bank of Korea
4.250% due 11/27/2007	3,300	3,272
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	3,300	3,300
Pemex Finance Ltd.
9.690% due 08/15/2009	1,120	1,216
Russian Ministry of Finance
3.000% due 05/14/2006	4,600	4,563

		12,615

Industrials 2.9%

CSN Iron S.A.
9.125% due 06/01/2007	2,000	2,130
Gazprom
9.125% due 04/25/2007	3,925	4,174
Safeway, Inc.
4.163% due 11/01/2005 (a)	2,600	2,600

		8,904

Utilities 2.0%

Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	3,500	3,501
Duke Energy Corp.
4.240% due 12/08/2005 (a)	1,250	1,250
Sprint Capital Corp.
4.780% due 08/17/2006 (a)	1,300	1,302

		6,053

Total Corporate Bonds & Notes (Cost $27,590)		27,572

U.S. GOVERNMENT AGENCIES 0.8%

Freddie Mac
3.960% due 08/25/2031 (a)	1,163	1,169
3.970% due 09/25/2031 (a)	1,197	1,198

Total U.S. Government Agencies (Cost $2,361)		2,367

MORTGAGE-BACKED SECURITIES 1.7%

MASTR Alternative Loans Trust
3.844% due 08/25/2034	1,300	1,296
Sequoia Mortgage Trust
4.081% due 04/25/2035 (a)	1,250	1,228
Structured Asset Securities Corp.
3.930% due 06/25/2035 (a)	2,573	2,574

Total Mortgage-Backed Securities (Cost $5,104)		5,098

ASSET-BACKED SECURITIES 14.2%

ACE Securities Corp.
3.948% due 10/25/2035 (a)	3,300	3,302
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)	1,300	1,301
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	1,500	1,502
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	1,174	1,174
3.929% due 08/25/2035 (a)	1,300	1,301
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	822	822
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 07/25/2031 (a)	510	510
4.040% due 09/25/2031 (a)	398	398
4.030% due 09/25/2034 (a)	3,484	3,488
Citigroup Mortgage Loan Trust, Inc.
3.850% due 09/25/2035 (a)	1,250	1,250
Countrywide Asset-Backed Certificates
3.938% due 01/25/2036 (a)	1,250	1,250
4.028% due 01/25/2036 (a)	1,250	1,253
FBR Securitization Trust
3.950% due 09/25/2035 (a)	3,400	3,403
4.010% due 09/25/2035 (a)	2,600	2,603
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)	218	218
First NLC Trust
3.940% due 09/25/2035 (a)	1,182	1,183
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	2,254	2,257
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	2,842	2,844
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)	1,300	1,300
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	1,213	1,214
Renaissance Home Equity Loan Trust
4.030% due 02/25/2035 (a)	1,004	1,006
3.990% due 11/25/2035 (a)	1,250	1,251
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	1,300	1,301
Residential Asset Securities Corp.
3.940% due 10/25/2035 (a)	1,250	1,252
SACO I, Inc.
3.910% due 07/25/2035 (a)	1,250	1,252
0.000% due 10/25/2035 (a)	1,300	1,300
Soundview Home Equity Loan Trust
3.951% due 11/25/2035 (a)	1,300	1,300
Structured Asset Investment Loan Trust
4.030% due 04/25/2034 (a)	2,393	2,395

Total Asset-Backed Securities (Cost $43,597)		43,630

SOVEREIGN ISSUES 2.5%

Republic of Brazil
4.250% due 04/15/2006 (a)	5,600	5,611
Republic of Ukraine
11.000% due 03/15/2007	1,680	1,780
Republic of Venezuela
4.563% due 12/18/2007 (a)	119	118

Total Sovereign Issues (Cost $7,477)		7,509

SHORT-TERM INSTRUMENTS 71.1%

Certificates of Deposit 2.8%

Citibank New York N.A.
3.590% due 10/25/2005	2,300	2,300
Unicredito Italiano SpA
3.582% due 10/24/2005	6,200	6,200

		8,500

Commercial Paper 68.0%

ABN AMRO North America
3.520% due 10/19/2005	6,000	5,991
Anz National International Ltd.
3.535% due 10/21/2005	6,800	6,788
3.540% due 10/25/2005	700	698
3.750% due 12/12/2005	1,100	1,091
ASB Bank Ltd.
3.460% due 10/11/2005	3,800	3,797
3.515% due 10/18/2005	1,700	1,698
3.620% due 10/21/2005	2,200	2,196
Bank of America N.A.
3.525% due 10/17/2005	5,000	4,993
Bank of Ireland
3.680% due 11/14/2005	7,200	7,169
3.960% due 01/27/2006	1,800	1,776
Barclays U.S. Funding Corp.
3.450% due 10/05/2005	2,400	2,400
3.710% due 11/16/2005	1,400	1,394
3.765% due 12/12/2005	2,500	2,480
3.785% due 12/14/2005	2,600	2,579
BNP Paribas Finance
3.680% due 12/02/2005	7,100	7,052
3.770% due 12/19/2005	1,000	991
CBA (de) Finance
3.550% due 10/25/2005	200	200
CDC Commercial Paper, Inc.
3.360% due 10/04/2005	3,800	3,800
3.520% due 10/21/2005	3,700	3,693
3.610% due 11/04/2005	300	299
Danske Corp.
3.460% due 10/11/2005	5,300	5,296
3.550% due 10/25/2005	400	399
3.700% due 11/16/2005	500	498
3.685% due 12/09/2005	2,200	2,183
3.800% due 01/17/2006	500	494
Dexia Delaware LLC
3.510% due 10/14/2005	3,100	3,097
DnB NORBank ASA
3.525% due 11/07/2005	2,400	2,392
3.590% due 11/18/2005	900	896
3.780% due 12/22/2005	600	595
3.800% due 01/13/2006	2,400	2,372
Fannie Mae
3.373% due 10/05/2005	4,100	4,099
3.230% due 10/26/2005	500	499
3.450% due 11/04/2005	6,600	6,580
3.600% due 11/09/2005	800	797
3.615% due 11/16/2005	700	697
3.994% due 03/29/2006	3,000	2,939
Federal Home Loan Bank
3.680% due 12/06/2005	1,200	1,191
ForeningsSparbanken AB
3.450% due 10/07/2005	6,000	5,998
Fortis Funding LLC
3.560% due 10/26/2005	6,900	6,884
Freddie Mac
3.239% due 10/18/2005	6,800	6,790
3.480% due 10/25/2005	400	399
3.271% due 11/01/2005	3,900	3,889
3.579% due 12/12/2005	600	595
3.590% due 12/12/2005	2,500	2,480
3.655% due 01/10/2006	1,200	1,187
General Electric Capital Corp.
3.520% due 10/17/2005	4,000	3,995
3.620% due 11/02/2005	400	399
3.730% due 12/08/2005	4,300	4,268
HBOS Treasury Services PLC
3.455% due 10/05/2005	4,400	4,399
3.505% due 10/18/2005	900	899
3.685% due 11/14/2005	600	597
ING U.S. Funding LLC
3.570% due 10/27/2005	3,000	2,993
Nordea North America, Inc.
3.520% due 10/21/2005	3,100	3,095
3.610% due 11/01/2005	400	399
3.710% due 11/21/2005	300	298
Rabobank USA Financial Corp.
3.360% due 10/17/2005	2,800	2,796
3.620% due 11/28/2005	2,900	2,884
3.855% due 12/23/2005	3,200	3,171
3.905% due 12/30/2005	200	198
Royal Bank of Scotland PLC
3.445% due 10/04/2005	2,700	2,700
3.455% due 10/06/2005	700	700
3.700% due 11/16/2005	4,600	4,579

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  71

Schedule of Investments (Cont.)

Developing Local Markets Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Skandinaviska Enskilda Banken AB
3.465% due 10/12/2005	$2,600	$2,598
3.720% due 12/08/2005	4,200	4,169
Skandinaviska Enskilda Banken AB (SEB)
3.850% due 12/22/2005	2,100	2,081
Societe Generale N.A.
3.770% due 11/01/2005	900	897
3.700% due 11/17/2005	7,350	7,316
3.770% due 12/19/2005	700	694
Spintab AB
3.535% due 10/21/2005	1,400	1,398
3.690% due 11/18/2005	500	498
3.730% due 12/07/2005	900	893
TotalFinaElf Capital S.A.
3.760% due 12/01/2005	7,400	7,354
UBS Finance Delaware LLC
3.375% due 10/17/2005	1,300	1,298
3.625% due 10/17/2005	2,700	2,696
3.590% due 11/21/2005	4,000	3,980
3.730% due 12/09/2005	800	794
Westpac Capital Corp.
3.510% due 10/17/2005	4,000	3,995
3.900% due 12/23/2005	3,500	3,468
Westpac Trust Securities NZ Ltd. London
3.330% due 10/03/2005	1,500	1,500

		208,330

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $891. Repurchase proceeds are $871.)	871	871

Total Short-Term Instruments (Cost $217,730)		217,701

Total Investments 99.3% (Cost $303,859)		$303,877

Other Assets and Liabilities (Net) 0.7%		2,273

Net Assets 100.0%		$306,150

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.92	0%	08/12/2015	MP 7,000	$31

(c)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	45,504	11/2005	$2,287	$0	$2,287
Sell		5,646	11/2005	0	(246)	(246)
Buy		1,696	02/2006	38	0	38
Sell		231	02/2006	0	(10)	(10)
Buy	CK	256,246	11/2005	28	(145)	(117)
Buy		91,614	02/2006	0	(104)	(104)
Buy	CO	9,088,230	11/2005	116	0	116
Buy		2,893,650	02/2006	10	0	10
Buy	CP	8,157,528	11/2005	1,501	0	1,501
Sell		4,000,000	11/2005	0	(75)	(75)
Buy		4,594,510	02/2006	86	0	86
Buy	CY	35,058	11/2005	10	0	10
Buy		4,800	02/2006	0	(2)	(2)
Buy		5,869	07/2006	0	(6)	(6)
Buy		511	09/2006	0	0	0
Buy	H$	42,809	11/2005	8	0	8
Buy	IR	15,290,000	10/2005	85	0	85
Sell		15,290,000	10/2005	0	(18)	(18)
Buy		16,696,700	01/2006	72	0	72
Buy		42,390,000	02/2006	191	0	191
Buy	IS	14,827	11/2005	0	(49)	(49)
Buy		9,151	02/2006	0	(10)	(10)
Buy	KW	2,025,500	10/2005	0	(52)	(52)
Buy		21,742,659	11/2005	13	(498)	(485)
Buy	MP	323,856	11/2005	735	0	735
Sell		150,000	11/2005	0	(83)	(83)
Buy		169,375	02/2006	90	0	90
Buy	PN	38,204	11/2005	0	(294)	(294)
Buy		1,316	02/2006	0	(6)	(6)
Buy	PZ	103,331	11/2005	880	(29)	851
Sell		46,096	11/2005	299	(11)	288
Buy		62,250	02/2006	16	(365)	(349)
Buy	RP	397,326	11/2005	0	(28)	(28)
Buy		26,406	02/2006	0	(1)	(1)
Buy	RR	465,236	11/2005	62	(8)	54
Sell		200,000	11/2005	17	0	17
Buy		245,437	02/2006	1	(18)	(17)
Buy		15,362	03/2006	0	(2)	(2)
Buy	S$	43,587	11/2005	0	(397)	(397)
Sell		1,670	11/2005	12	0	12
Buy		7,030	02/2006	0	(23)	(23)
Buy	SR	90,027	11/2005	1,002	0	1,002
Sell		2,243	11/2005	0	(27)	(27)
Buy		21,328	02/2006	51	(1)	50
Buy	SV	414,093	11/2005	0	(318)	(318)
Buy		78,731	02/2006	0	(105)	(105)
Buy		47,665	03/2006	0	(27)	(27)
Buy	T$	372,314	11/2005	0	(717)	(717)
Buy	TB	153,845	11/2005	0	(42)	(42)
Buy	TL	12,828	11/2005	348	0	348
Buy		418	02/2006	0	(1)	(1)

				$7,958	$(3,718)	$4,240

72  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%

Appleton Papers, Inc.
6.330% due 06/09/2010 (a)	$138	$140
5.730% due 06/11/2010 (a)	149	150
Kingdom of Morocco
3.813% due 01/05/2009 (a)	52	52

Total Bank Loan Obligations (Cost $340)		342

CORPORATE BONDS & NOTES 34.9%

Banking & Finance 8.2%

AIG SunAmerica Global Funding
6.900% due 03/15/2032	220	260
American International Group, Inc.
2.875% due 05/15/2008	1,000	955
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	1,500	1,501
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,502
Banco Santander Chile
4.148% due 12/09/2009 (a)	2,000	1,993
Bank of America Corp.
3.875% due 01/15/2008	920	907
Banque Centrale de Tunisie
7.375% due 04/25/2012	1,375	1,561
8.250% due 09/19/2027	570	730
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	2,600	2,905
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	387
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
China Development Bank
5.000% due 10/15/2015	500	494
CitiCorp
6.375% due 11/15/2008	400	420
Citigroup, Inc.
6.000% due 02/21/2012	650	692
7.750% due 12/01/2036	100	106
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,705
4.875% due 07/21/2015	2,050	2,004
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,920
Ford Motor Credit Co.
6.500% due 01/25/2007	700	701
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	399
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,260	1,361
General Electric Capital Corp.
5.875% due 02/15/2012	500	526
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	3,580	3,580
4.677% due 05/18/2006 (a)	40	40
5.050% due 01/16/2007 (a)	300	295
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	2,150	2,164
5.700% due 09/01/2012	165	171
4.750% due 07/15/2013	1,225	1,199
5.250% due 10/15/2013	2,400	2,426
6.125% due 02/15/2033	45	47
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	5,000	4,924
Homer City Funding LLC
8.734% due 10/01/2026	1,491	1,782
Household Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	117
HSBC Bank USA
4.625% due 04/01/2014	400	389
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
International Lease Finance Corp.
3.999% due 01/15/2010 (a)	3,000	3,015
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,283
Korea Development Bank
4.750% due 07/20/2009	2,050	2,045
4.020% due 10/20/2009 (a)	2,100	2,103
5.750% due 09/10/2013	385	402
Kraton Polymers LLC
8.125% due 01/15/2014	2,000	1,950
La Quinta Properties, Inc.
8.875% due 03/15/2011	1,075	1,156
MetLife, Inc.
5.375% due 12/15/2012	45	46
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)	600	670
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	450	490
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,613
NiSource Finance Corp.
4.393% due 11/23/2009 (a)	7,000	7,035
Pemex Finance Ltd.
8.020% due 05/15/2007	324	335
9.690% due 08/15/2009	1,064	1,155
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,193	1,185
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,491
7.250% due 02/15/2011	700	670
Rabobank Capital Funding Trust II
5.260% due 12/29/2049 (a)	860	864
Refco Finance Holdings LLC
9.000% due 08/01/2012 (c)	1,040	1,136
Riggs Capital Trust
8.625% due 12/31/2026	1,345	1,458
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,908
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	582
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	2,100	2,094
TNB Capital Ltd.
5.250% due 05/05/2015	570	572
TRAINS
7.408% due 06/15/2015 (a)	24,839	25,347
UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	275
UGS Corp.
10.000% due 06/01/2012	950	1,045
Universal City Development Partners
11.750% due 04/01/2010	500	567
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	834
Ventas Realty LP
8.750% due 05/01/2009	750	806
Verizon Global Funding Corp.
4.375% due 06/01/2013	500	479

		114,528

Industrials 19.1%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,965
8.375% due 04/01/2015	1,000	987
8.850% due 08/01/2030	745	674
Aearo Co.
8.250% due 04/15/2012	500	502
AES Ironwood LLC
8.857% due 11/30/2025	1,669	1,903
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,066
Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,477
Alliance One International, Inc.
11.000% due 05/15/2012	700	667
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,042
6.500% due 11/15/2010	250	244
7.875% due 04/15/2013	1,000	1,025
7.250% due 03/15/2015	2,500	2,475
Amerada Hess Corp.
6.650% due 08/15/2011	810	876
7.300% due 08/15/2031	425	497
American Media Operations, Inc.
10.250% due 05/01/2009	500	489
Amkor Technology, Inc.
7.750% due 05/15/2013	43	37
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,301
6.875% due 05/01/2012	2,625	2,873
7.700% due 05/01/2032	200	238
Argo-Tech Corp.
9.250% due 06/01/2011	750	799
Armor Holdings, Inc.
8.250% due 08/15/2013	325	352
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,462
AT&T Broadband Corp.
8.375% due 03/15/2013	315	373
Aviall, Inc.
7.625% due 07/01/2011	675	699
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	978
Boise Cascade LLC
6.474% due 10/15/2012 (a)	500	499
Bombardier, Inc.
6.750% due 05/01/2012	2,000	1,875
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,083
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,901
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	270	271
Cablevision Systems Corp.
8.000% due 04/15/2012	3,500	3,412
Caesars Entertainment, Inc.
7.875% due 12/15/2005	1,000	1,009
8.875% due 09/15/2008	335	367
7.875% due 03/15/2010	300	328
7.000% due 04/15/2013	500	543
CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,923
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,737
Cenveo Corp.
9.625% due 03/15/2012	670	722
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,060
Charter Communications Operating LLC
8.000% due 04/30/2012	2,750	2,784
8.375% due 04/30/2014	1,250	1,262
Chesapeake Energy Corp.
7.500% due 06/15/2014	1,000	1,072
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	369
5.750% due 01/15/2013	400	396
CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,987
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	104
6.875% due 06/15/2009	1,095	1,168
Comcast Continental Cablevision, Inc.
7.125% due 06/15/2013	2,130	2,374

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  73

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Comcast Corp.
5.300% due 01/15/2014	$2,000	$1,998
6.500% due 01/15/2015	100	108
7.050% due 03/15/2033	200	223
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	369
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	512
Constellation Brands, Inc.
8.625% due 08/01/2006	700	721
Cox Communications, Inc.
7.125% due 10/01/2012	725	790
Crown European Holdings S.A.
9.500% due 03/01/2011	715	786
10.875% due 03/01/2013	1,700	1,980
CSC Holdings, Inc.
8.125% due 08/15/2009	335	339
7.625% due 04/01/2011	2,300	2,271
DaimlerChrysler N.A. Holding Corp.
4.132% due 11/17/2006 (a)	2,000	2,002
4.026% due 03/07/2007 (a)	5,500	5,494
4.314% due 09/10/2007 (a)	1,514	1,518
7.300% due 01/15/2012	490	533
6.500% due 11/15/2013	2,300	2,436
8.500% due 01/18/2031	340	413
DaVita, Inc.
7.250% due 03/15/2015	2,250	2,292
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,023
8.125% due 04/15/2011	2,000	2,178
Delphi Corp.
6.500% due 08/15/2013	4,040	2,727
Dex Media West LLC
8.500% due 08/15/2010	750	797
9.875% due 08/15/2013	3,130	3,470
DirecTV Holdings LLC
8.375% due 03/15/2013	1,300	1,425
Dobson Communications Corp.
8.875% due 10/01/2013	700	704
Dow Chemical Co.
5.750% due 12/15/2008	105	109
6.000% due 10/01/2012	250	265
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,643
Duke Energy Corp.
5.625% due 11/30/2012	225	233
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,041
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,543
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,916
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)	2,000	2,045
6.625% due 10/01/2014	2,500	2,488
El Paso CGP Co.
7.625% due 09/01/2008	175	179
6.375% due 02/01/2009	1,500	1,470
El Paso Corp.
7.875% due 06/15/2012	620	645
El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,361
Enterprise Products Operating LP
4.000% due 10/15/2007	700	686
4.625% due 10/15/2009	1,100	1,076
4.950% due 06/01/2010	600	590
Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,403
10.625% due 05/01/2011	2,000	2,190
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	535
Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,131
Fisher Communications, Inc.
8.625% due 09/15/2014	500	536
Freescale Semiconductor, Inc.
7.125% due 07/15/2014	550	589
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,467
Gazprom
9.625% due 03/01/2013	850	1,055
7.201% due 02/01/2020	350	383
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	888
8.000% due 01/15/2024	3,970	4,397
Greif, Inc.
8.875% due 08/01/2012	495	533
Hanover Compressor Co.
8.500% due 09/01/2008	443	463
8.625% due 12/15/2010	500	541
Hanover Equipment Trust
8.750% due 09/01/2011	2,000	2,125
HCA, Inc.
5.500% due 12/01/2009	4,700	4,627
HealthSouth Corp.
7.625% due 06/01/2012 (c)	1,500	1,410
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,614
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,008
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,751
Insight Midwest LP
9.750% due 10/01/2009	500	513
10.500% due 11/01/2010	1,250	1,319
International Paper Co.
6.750% due 09/01/2011	220	236
Invensys PLC
9.875% due 03/15/2011	500	499
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,490
ISP Holdings, Inc.
10.625% due 12/15/2009	165	175
JC Penney Corp., Inc.
7.125% due 11/15/2023	3,000	3,315
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	476
Kappa Beheer BV
10.625% due 07/15/2009	225	235
Kerr-McGee Corp.
6.875% due 09/15/2011	3,000	3,222
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,510
5.125% due 05/20/2015	750	731
Kroger Co.
6.800% due 04/01/2011	1,000	1,067
5.500% due 02/01/2013	1,240	1,246
Lamar Media Corp.
6.625% due 08/15/2015	1,000	1,023
Legrand Holding S.A.
10.500% due 02/15/2013	155	178
Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,699
7.625% due 07/15/2013	200	209
MCI, Inc.
8.735% due 05/01/2014	7,750	8,661
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,905
Medical Device Manufacturing, Inc.
10.000% due 07/15/2012	1,500	1,635
MGM Mirage, Inc.
9.750% due 06/01/2007	230	246
6.000% due 10/01/2009	2,000	1,985
8.375% due 02/01/2011	1,150	1,242
Nalco Co.
7.750% due 11/15/2011	1,025	1,053
8.875% due 11/15/2013	400	413
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,150
Norfolk Southern Corp.
7.800% due 05/15/2027	6	8
5.640% due 05/17/2029	164	165
Novelis, Inc.
7.250% due 02/15/2015	2,500	2,375
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	791
8.750% due 11/15/2012	750	814
8.250% due 05/15/2013	400	418
6.750% due 12/01/2014	2,000	1,940
Peabody Energy Corp.
6.875% due 03/15/2013	500	525
Pemex Project Funding Master Trust
9.625% due 12/02/2008- 12/02/2008	203	229
5.399% due 10/15/2009 (a)	3,500	3,697
5.170% due 06/15/2010 (a)	700	729
8.000% due 11/15/2011	2,100	2,396
7.375% due 12/15/2014	1,251	1,392
5.750% due 12/15/2015	5,760	5,710
9.500% due 03/30/2018	4,068	5,187
8.625% due 02/01/2022	517	633
Petrobras International Finance Co.
7.750% due 09/15/2014	500	544
Petronas Capital Ltd.
7.000% due 05/22/2012	250	280
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,058
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	975
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,887
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	400	428
Seneca Gaming Corp.
7.250% due 05/01/2012	500	515
SESI LLC
8.875% due 05/15/2011	875	928
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	503
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	357
8.375% due 07/01/2012	4,300	4,107
Sonat, Inc.
7.625% due 07/15/2011	500	510
Spectrum Brands, Inc.
7.375% due 02/01/2015	1,500	1,358
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	1,004
6.500% due 02/01/2014	700	704
Sungard Data Systems, Inc.
9.125% due 08/15/2013	1,000	1,041
Superior Essex Communications
9.000% due 04/15/2012	1,000	1,015
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	281
7.375% due 02/01/2013	500	476
9.875% due 07/01/2014	750	788
9.250% due 02/01/2015	500	508
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,572
8.625% due 11/15/2014	500	506
TransMontaigne, Inc.
9.125% due 06/01/2010	750	791
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	516
7.000% due 11/15/2013	500	509

74  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Trinity Industries, Inc.
6.500% due 03/15/2014	$1,800	$1,782
True Temper Sports, Inc.
8.375% due 09/15/2011	500	468
TRW Automotive, Inc.
9.375% due 02/15/2013	3,201	3,489
Tyco International Group S.A.
6.375% due 02/15/2006	3,000	3,020
6.750% due 02/15/2011	500	541
6.375% due 10/15/2011	445	475
Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,329
United Airlines, Inc.
7.783% due 01/01/2014 (c)	254	242
United Rentals N.A., Inc.
7.750% due 11/15/2013	326	316
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,300	1,365
8.250% due 05/01/2012	100	108
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,468
Walt Disney Co.
6.375% due 03/01/2012	640	688
Waste Management, Inc.
7.375% due 08/01/2010	900	991
7.650% due 03/15/2011	270	303
Williams Cos., Inc.
7.750% due 06/15/2031	115	125
8.750% due 03/15/2032	350	415
Wyeth
6.450% due 02/01/2024	300	330
Wynn Las Vegas LLC
6.625% due 12/01/2014	2,300	2,211
Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,093

		265,654

Utilities 7.6%

AES Corp.
8.750% due 05/15/2013	1,750	1,925
American Cellular Corp.
10.000% due 08/01/2011	725	794
AT&T Corp.
6.000% due 03/15/2009	260	269
9.050% due 11/15/2011	947	1,071
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,554
British Telecom PLC
8.375% due 12/15/2010	2,240	2,596
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,687
Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,158
7.000% due 02/15/2015	1,000	970
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,947
7.750% due 08/01/2010	175	189
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	721
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,492
Dominion Resources, Inc.
5.700% due 09/17/2012	260	269
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	209
France Telecom S.A.
7.200% due 03/01/2006	650	658
Gazprom
10.500% due 10/21/2009	500	594
GPU, Inc.
7.700% due 12/01/2005	3,200	3,216
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	450	461
Intelsat Bermuda Ltd.
8.250% due 01/15/2013	1,000	1,011
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,343
8.625% due 11/14/2011	125	139
KT Corp.
4.875% due 07/15/2015	3,000	2,919
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	313
Midwest Generation LLC
8.560% due 01/02/2016	402	443
8.750% due 05/01/2034	3,200	3,580
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,061
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	970
Nevada Power Co.
5.875% due 01/15/2015	450	446
Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,187
7.375% due 08/01/2015	125	134
NRG Energy, Inc.
8.000% due 12/15/2013	2,791	2,986
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,534
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	4,043
7.000% due 10/30/2031	170	189
PSEG Energy Holdings LLC
7.750% due 04/16/2007	1,750	1,798
10.000% due 10/01/2009	725	808
8.500% due 06/15/2011	2,200	2,382
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,884
7.750% due 04/15/2011	1,000	1,121
6.950% due 06/01/2012	270	295
5.500% due 12/01/2015	900	905
Qwest Communications International, Inc.
7.250% due 02/15/2011	12,275	12,014
7.500% due 02/15/2014	775	740
Qwest Corp.
8.875% due 03/15/2012	1,390	1,526
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,490	1,442
Ras Laffan LNG III
5.838% due 09/30/2027	4,000	4,021
Reliant Energy, Inc.
9.500% due 07/15/2013	3,450	3,830
6.750% due 12/15/2014	3,750	3,703
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	500	505
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,108
8.250% due 03/15/2012	1,800	1,899
South Point Energy
8.400% due 05/30/2012	2,096	1,970
Southern California Edison Co.
3.870% due 01/13/2006 (a)	75	75
Sprint Capital Corp.
7.125% due 01/30/2006	2,500	2,521
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,404
Time Warner Telecom, Inc.
9.750% due 07/15/2008	200	204
10.125% due 02/01/2011	325	336
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,963
Verizon New England, Inc.
6.500% due 09/15/2011	625	666
Verizon New York, Inc.
6.875% due 04/01/2012	25	27
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	242
Williams Cos., Inc.
6.375% due 10/01/2010	2,500	2,494

		104,961

Total Corporate Bonds & Notes (Cost $485,855)		485,143

U.S. GOVERNMENT AGENCIES 2.8%

Fannie Mae
5.500% due 12/01/2032- 10/13/2035 (e)	38,482	38,500
Freddie Mac
5.000% due 06/15/2013	597	599

Total U.S. Government Agencies (Cost $39,351)		39,099

U.S. TREASURY OBLIGATIONS 6.6%

Treasury Inflation Protected Security (d)
2.000% due 07/15/2014	2,799	2,861
U.S. Treasury Bonds
7.875% due 02/15/2021	4,700	6,395
6.250% due 08/15/2023	26,675	31,905
6.000% due 02/15/2026	25,000	29,492
U.S. Treasury Notes
3.625% due 06/30/2007	1,700	1,684
3.875% due 09/15/2010	13,790	13,599
4.250% due 08/15/2013	1,900	1,894
4.125% due 05/15/2015	4,600	4,522

Total U.S. Treasury Obligations (Cost $93,325)		92,352

ASSET-BACKED SECURITIES 0.2%

SLM Student Loan Trust
3.630% due 04/26/2010 (a)	2,104	2,104

Total Asset-Backed Securities (Cost $2,103)		2,104

SOVEREIGN ISSUES 31.7%

Government of Poland
4.000% due 10/27/2024 (a)	55	53
Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,255
Republic of Brazil
4.250% due 04/15/2006 (a)	280	281
10.000% due 01/16/2007	1,000	1,068
11.250% due 07/26/2007	250	277
11.500% due 03/12/2008	1,825	2,084
9.760% due 06/29/2009 (a)	12,800	15,024
14.500% due 10/15/2009	900	1,173
12.000% due 04/15/2010	2,200	2,699
10.000% due 08/07/2011	7,850	9,165
11.000% due 01/11/2012	15,825	19,433
4.313% due 04/15/2012 (a)	7,691	7,586
10.250% due 06/17/2013	1,100	1,312
10.500% due 07/14/2014	7,700	9,340
7.875% due 03/07/2015	5,700	5,928
8.000% due 01/15/2018	21,423	22,741
8.875% due 10/14/2019	4,650	5,062
6.000% due 04/15/2024 (a)	1,500	1,453
8.875% due 04/15/2024	2,907	3,109
8.750% due 02/04/2025	2,000	2,118
10.125% due 05/15/2027	650	780
12.250% due 03/06/2030	3,335	4,597
8.250% due 01/20/2034	14,770	14,881
11.000% due 08/17/2040	40,897	50,191

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  75

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Republic of Chile
7.125% due 01/11/2012		$857	$967
5.500% due 01/15/2013		635	663
Republic of Colombia
9.750% due 04/23/2009		45	52
10.000% due 01/23/2012		941	1,139
10.750% due 01/15/2013		3,800	4,794
8.250% due 12/22/2014		5,000	5,627
11.750% due 02/25/2020		1,000	1,396
Republic of Croatia
4.750% due 07/31/2010 (a)		139	140
Republic of Ecuador
12.000% due 11/15/2012		1,250	1,274
9.000% due 08/15/2030 (a)		23,745	22,513
Republic of Guatemala
10.250% due 11/08/2011		1,000	1,229
9.250% due 08/01/2013		1,845	2,218
Republic of Malaysia
8.750% due 06/01/2009		255	290
7.500% due 07/15/2011		899	1,021
Republic of Panama
8.250% due 04/22/2008		2,042	2,213
9.625% due 02/08/2011		442	530
9.375% due 07/23/2012		1,843	2,239
7.250% due 03/15/2015		2,325	2,546
9.375% due 01/16/2023		400	507
8.875% due 09/30/2027		500	611
9.375% due 04/01/2029		75	96
Republic of Peru
9.125% due 01/15/2008		321	348
9.125% due 02/21/2012		1,586	1,911
9.875% due 02/06/2015		447	573
5.000% due 03/07/2017 (a)		3,231	3,185
8.750% due 11/21/2033		1,000	1,212
Republic of South Africa
9.125% due 05/19/2009		750	855
7.375% due 04/25/2012		2,730	3,078
6.500% due 06/02/2014		7,500	8,212
Republic of Ukraine
11.000% due 03/15/2007		280	297
7.343% due 08/05/2009 (a)		2,700	2,947
6.875% due 03/04/2011		2,180	2,301
7.650% due 06/11/2013		1,725	1,903
Republic of Venezuela
5.375% due 08/07/2010		1,000	976
4.640% due 04/20/2011 (a)		1,500	1,493
10.750% due 09/19/2013		1,980	2,475
8.500% due 10/08/2014		2,000	2,225
9.250% due 09/15/2027		9,240	10,954
9.375% due 01/13/2034		6,100	7,238
Russian Federation
8.250% due 03/31/2010		5,380	5,840
11.000% due 07/24/2018		500	766
12.750% due 06/24/2028		500	944
5.000% due 03/31/2030 (a)		77,976	89,794
United Mexican States
9.875% due 02/01/2010		215	256
6.375% due 01/16/2013		3,689	3,934
5.875% due 01/15/2014		9,250	9,588
6.625% due 03/03/2015		1,500	1,633
11.375% due 09/15/2016		30	44
8.125% due 12/30/2019		1,795	2,181
8.000% due 09/24/2022		45	55
8.300% due 08/15/2031		4,868	6,097
7.500% due 04/08/2033		530	616
6.750% due 09/27/2034		27,300	29,143

Total Sovereign Issues (Cost $401,990)			439,749

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 7.1%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,535
Aspropulsion Capital BV
9.625% due 10/01/2013		325	449
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,974
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	6,727
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,119
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,599
El Paso Corp.
7.125% due 05/06/2009		600	763
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,729
France Telecom S.A.
7.000% due 03/14/2008	EC	2,414	3,178
Gaz Capital S.A.
5.875% due 06/01/2015		4,000	5,362
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,053
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,534
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,136
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,039
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,608
Kronos International, Inc.
8.875% due 06/30/2009		3,000	3,822
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,826
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,362
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,402
Republic of Ukraine
10.000% due 03/15/2007		5,642	7,276
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,684
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		500	457
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	3,051
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	937
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (a)	EC	3,500	4,399
Telecom Italia Finance NV
6.575% due 07/30/2009		4,870	6,568
Telenet Communications NV
9.000% due 12/15/2013		3,000	4,074
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	3,008
Veolia Environnement
4.875% due 05/28/2013		3,460	4,586

Total Foreign Currency-Denominated Issues (Cost $96,985)			99,257

	Shares
PREFERRED SECURITY 0.1%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,392

Total Preferred Security (Cost $1,437)			1,392

PREFERRED STOCK 0.3%

Fannie Mae
7.000% due 12/31/2049 (a)		19,800	1,090
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008 (a)		3,000,000	3,296

Total Preferred Stock (Cost $4,261)			4,386

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 15.2%

Commercial Paper 13.4%

Barclays U.S. Funding Corp.
3.830% due 12/27/2005		$35,000	34,664
Freddie Mac
3.310% due 11/02/2005		10,700	10,670
Rabobank USA Financial Corp.
3.880% due 10/03/2005		3,100	3,100
3.905% due 12/30/2005		38,000	37,622
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		13,700	13,659
3.710% due 11/17/2005		3,400	3,384
3.720% due 12/08/2005		24,000	23,822
3.850% due 12/22/2005		600	595
Societe Generale N.A.
3.770% due 11/01/2005		16,400	16,350
UBS Finance Delaware LLC
3.860% due 10/03/2005		200	200
3.625% due 10/17/2005		13,600	13,581
3.760% due 12/01/2005		500	497
3.730% due 12/09/2005		500	496
3.960% due 01/27/2006		27,000	26,646
3.975% due 01/30/2006		300	296

			185,582

Repurchase Agreements 1.3%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.375% due 09/15/2009 valued at $16,263. Repurchase proceeds are $15,904.)		15,900	15,900
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $2,206. Repurchase proceeds are $2,159.)		2,158	2,158

			18,058

U.S. Treasury Bills 0.5%

3.432% due 12/01/2005-12/15/2005 (e)(f)(g)		7,000	6,945

Total Short-Term Instruments (Cost $210,652)			210,585

Total Investments (b) 98.9% (Cost $1,336,299)			$1,374,409

Other Assets and Liabilities (Net) 1.1%			14,903

Net Assets 100.0%			$1,389,312

76  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $8,220 were valued with reference to securities whose prices are more readily obtainable.
(c)	Security is in default.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $6,448 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Futures	Long	06/2006	718	$(574)
Euro-Bund 10-Year Note Futures	Long	12/2005	374	(177)
U. S. Treasury 5-Year Note Futures	Long	12/2005	169	(89)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	63	(229)

				$(1,069)

(h)	Swap agreements outstanding on September 30, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	19,100	$(85)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	(4)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		9,600	(6)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	1,069
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/15/2015		$700	(18)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		27,000	480
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		2,600	16
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		700	(18)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		26,700	415

							$1,849

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$17,000	$8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	6,300	138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(387)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	122
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	52
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	27
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	15
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,300	175
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,900	434
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	32
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,000	184
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	1,500	17
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	496
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	4,300	101
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	9
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	35
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	3

						$1,485

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  77

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,480	10/2005	$276	$0	$276
Buy	BR	833	10/2005	31	0	31
Buy		2,065	02/2006	49	0	49
Sell	C$	4,500	10/2005	0	(86)	(86)
Buy	CP	443,993	02/2006	23	0	23
Buy	CY	2,189	09/2006	0	0	0
Buy	EC	1,990	10/2005	0	(50)	(50)
Sell		71,510	10/2005	2,815	0	2,815
Buy		3,155	11/2005	6	0	6
Buy	JY	1,172,641	10/2005	0	(317)	(317)
Buy	KW	586,100	01/2006	0	(12)	(12)
Buy		5,899,700	02/2006	0	(174)	(174)
Buy		271,400	03/2006	0	(5)	(5)
Buy	MP	5,363	02/2006	5	0	5
Buy		14,474	03/2006	10	0	10
Buy	PN	1,586	02/2006	0	(13)	(13)
Buy		804	03/2006	0	(4)	(4)
Buy	PZ	1,578	02/2006	3	0	3
Buy		955	03/2006	0	(3)	(3)
Buy	RP	8,557	11/2005	0	(2)	(2)
Buy		15,658	03/2006	0	0	0
Buy	RR	18,920	01/2006	9	0	9
Buy		13,240	02/2006	1	0	1
Buy		7,032	03/2006	0	(1)	(1)
Buy	S$	475	01/2006	0	(7)	(7)
Buy		783	02/2006	0	(10)	(10)
Buy		394	03/2006	0	(2)	(2)
Buy	SR	1,173	02/2006	3	0	3
Buy	SV	15,966	02/2006	0	(21)	(21)
Buy		16,791	03/2006	0	(9)	(9)
Buy	T$	15,348	02/2006	0	(18)	(18)
Buy		7,661	03/2006	0	(1)	(1)

				$3,231	$(735)	$2,496

78  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BERMUDA 0.0%

Noble Group Ltd.
6.625% due 03/17/2015	$1,000	$926

Total Bermuda (Cost $940)		926

BRAZIL 31.3%

Braskem S.A.
12.500% due 11/05/2008	$500	594
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	1,000	1,140
Republic of Brazil
4.250% due 04/15/2006 (a)	12,076	12,097
10.000% due 01/16/2007	1,000	1,068
11.500% due 03/12/2008	14,100	16,102
9.375% due 04/07/2008	200	218
4.313% due 04/15/2009 (a)	34,079	33,909
5.154% due 04/15/2009 (a)	13,200	13,167
9.760% due 06/29/2009 (a)	33,000	38,734
14.500% due 10/15/2009	2,600	3,388
12.000% due 04/15/2010	4,865	5,969
9.250% due 10/22/2010	2,880	3,244
10.000% due 08/07/2011	8,180	9,550
11.000% due 01/11/2012	37,989	46,650
4.313% due 04/15/2012 (a)	61,837	60,990
10.250% due 06/17/2013	7,500	8,944
8.000% due 04/15/2014	46,705	46,927
10.500% due 07/14/2014	51,655	62,658
7.875% due 03/07/2015	1,550	1,612
8.000% due 01/15/2018	11,374	12,074
8.875% due 10/14/2019	16,500	17,960
12.750% due 01/15/2020	3,750	5,235
4.250% due 04/15/2024 (a)	1,130	1,090
6.000% due 04/15/2024 (a)	13,447	13,027
8.875% due 04/15/2024	21,160	22,632
8.750% due 02/04/2025	21,500	22,768
10.125% due 05/15/2027	38,810	46,591
12.250% due 03/06/2030	17,365	23,938
8.250% due 01/20/2034	94,280	94,987
11.000% due 08/17/2040	237,706	291,725

Total Brazil (Cost $843,466)		918,988

BULGARIA 0.0%

Republic of Bulgaria
8.250% due 01/15/2015	$150	185

Total Bulgaria (Cost $183)		185

CANADA 0.1%

Sino-Forest Corp.
9.125% due 08/17/2011	$2,700	2,929

Total Canada (Cost $2,890)		2,929

CAYMAN ISLANDS 0.4%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$4,050	4,111
CSN Islands VII Corp.
10.750% due 09/12/2008	1,000	1,122
CSN Islands VIII Corp.
9.750% due 12/16/2013	2,000	2,200
Petrobras International Finance Co.
7.750% due 09/15/2014	650	707
Petroleum Export Ltd.
5.265% due 06/15/2011	2,000	1,994
Vale Overseas Ltd.
8.250% due 01/17/2034	750	849

Total Cayman Islands (Cost $10,598)		10,983

CHILE 0.8%

Banco Santander Chile
4.148% due 12/09/2009 (a)	$8,500	8,472
5.375% due 12/09/2014	3,000	3,021
CODELCO, Inc.
5.625% due 09/21/2035	4,800	4,770
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013	3,000	3,421
Republic of Chile
4.069% due 01/28/2008 (a)	24	24
7.125% due 01/11/2012	1,740	1,963
5.500% due 01/15/2013	1,815	1,896

Total Chile (Cost $23,488)		23,567

CHINA 0.8%

China Development Bank
5.000% due 10/15/2015	$1,000	989
Export-Import Bank of China
5.250% due 07/29/2014	17,910	18,126
4.875% due 07/21/2015	5,840	5,709

Total China (Cost $24,502)		24,824

COLOMBIA 1.6%

Republic of Colombia
9.750% due 04/23/2009	$910	1,049
10.000% due 01/23/2012	11,150	13,491
10.750% due 01/15/2013	6,785	8,559
8.250% due 12/22/2014	18,500	20,822
11.750% due 02/25/2020	1,300	1,815

Total Colombia (Cost $42,610)		45,736

CROATIA 0.0%

Republic of Croatia
4.750% due 07/31/2010 (a)	$816	822

Total Croatia (Cost $814)		822

ECUADOR 4.3%

Republic of Ecuador
12.000% due 11/15/2012	$850	866
9.000% due 08/15/2030 (a)	133,502	126,609

Total Ecuador (Cost $106,514)		127,475

EGYPT 0.2%

Republic of Egypt
8.750% due 07/11/2011	$4,000	4,787

Total Egypt (Cost $4,753)		4,787

EL SALVADOR 0.2%

Republic of El Salvador
8.500% due 07/25/2011	$5,515	6,400

Total El Salvador (Cost $5,962)		6,400

GUATEMALA 0.6%

Republic of Guatemala
10.250% due 11/08/2011	$1,350	1,660
9.250% due 08/01/2013	14,131	16,983

Total Guatemala (Cost $18,076)		18,643

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014	$2,950	2,989
Panva Gas Holdings Ltd.
8.250% due 09/23/2011	1,000	1,048

Total Hong Kong (Cost $3,985)		4,037

INDIA 0.0%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009	$1,500	1,466

Total India (Cost $1,490)		1,466

KAZAKHSTAN 0.4%

Kazkommerts International BV
7.000% due 11/03/2009	$3,500	3,631
Tengizchevroil Finance Co.
6.124% due 11/15/2014	7,800	8,011

Total Kazakhstan (Cost $11,392)		11,642

MALAYSIA 1.5%

Petroliam Nasional Bhd.
7.750% due 08/15/2015	$1,690	2,045
Petronas Capital Ltd.
7.000% due 05/22/2012	24,160	27,088
7.875% due 05/22/2022	3,000	3,733
Republic of Malaysia
8.750% due 06/01/2009	3,200	3,640
TNB Capital Ltd.
5.250% due 05/05/2015	8,300	8,325

Total Malaysia (Cost $44,452)		44,831

MEXICO 14.3%

Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012	$4,850	5,262
Pemex Finance Ltd.
9.030% due 02/15/2011	60	67
Pemex Project Funding Master Trust
9.625% due 12/02/2008	500	565
9.125% due 10/13/2010	565	662
8.000% due 11/15/2011	8,500	9,699
7.375% due 12/15/2014	7,424	8,259
5.750% due 12/15/2015	1,550	1,536
9.500% due 03/30/2018	4,597	5,861
8.625% due 02/01/2022	20,533	25,153
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,013
United Mexican States
4.625% due 10/08/2008	60	60
4.830% due 01/13/2009 (a)	24	24
8.375% due 01/14/2011	4,142	4,771
7.500% due 01/14/2012	8,450	9,502
6.375% due 01/16/2013	38,986	41,579
5.875% due 01/15/2014	8,000	8,292
6.625% due 03/03/2015	55,235	60,151
11.375% due 09/15/2016	2,560	3,783
8.125% due 12/30/2019	41,215	50,076

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  79

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
8.000% due 09/24/2022		$26,180	$31,874
11.500% due 05/15/2026		10,000	16,075
8.300% due 08/15/2031		37,900	47,470
7.500% due 04/08/2033		24,725	28,743
6.750% due 09/27/2034		56,550	60,367
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		20,094	412
0.000% due 06/30/2007 (a)		18,575	483

Total Mexico (Cost $402,151)			421,739

MOROCCO 0.1%

Kingdom of Morocco
2.031% due 01/05/2009 (a)		$3,637	3,642

Total Morocco (Cost $3,530)			3,642

PANAMA 2.3%

Republic of Panama
8.250% due 04/22/2008		$4,110	4,454
9.625% due 02/08/2011		23,439	28,127
9.375% due 07/23/2012		21,473	26,090
4.688% due 07/17/2014 (a)		1,044	1,038
7.250% due 03/15/2015		2,100	2,300
9.375% due 01/16/2023		900	1,141
8.875% due 09/30/2027		250	306
9.375% due 04/01/2029		2,675	3,411

Total Panama (Cost $62,828)			66,867

PERU 3.1%

Republic of Peru
9.125% due 01/15/2008		$4,409	4,784
9.125% due 02/21/2012		22,791	27,463
9.875% due 02/06/2015		2,350	3,014
5.000% due 03/07/2017 (a)		35,188	34,610
8.750% due 11/21/2033		11,795	14,301
Southern Peru Copper Corp.
6.375% due 07/27/2015		1,000	1,011
7.500% due 07/27/2035		4,800	4,823

Total Peru (Cost $82,039)			90,006

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		$671	649
Ras Laffan LNG II
5.298% due 09/30/2020		5,350	5,353
Ras Laffan LNG III
5.838% due 09/30/2027		4,000	4,021

Total Qatar (Cost $10,007)			10,023

RUSSIA (g) 17.1%

Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	1,000	1,273
Gaz Capital S.A.
5.875% due 06/01/2015		7,550	10,120
8.625% due 04/28/2034		$1,900	2,503
Gazprom International S.A.
9.125% due 04/25/2007		1,000	1,063
9.625% due 03/01/2013		4,650	5,773
7.201% due 02/01/2020		15,850	17,359
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		1,000	1,080
8.000% due 01/28/2012		3,500	3,714
Russian Federation
10.000% due 06/26/2007		1,180	1,287
8.250% due 03/31/2010		40,280	43,713
11.000% due 07/24/2018		2,700	4,135
12.750% due 06/24/2028		13,275	25,062
5.000% due 03/31/2030 (a)		333,880	384,473
Vimpel-Communications
8.375% due 10/22/2011		450	480

Total Russia (Cost $492,425)			502,035

SOUTH AFRICA (g) 1.7%

Republic of South Africa
8.375% due 10/17/2006		$1,000	1,038
9.125% due 05/19/2009		6,940	7,912
7.375% due 04/25/2012		6,750	7,611
5.250% due 05/16/2013	EC	12,160	16,238
6.500% due 06/02/2014		$11,950	13,085
8.500% due 06/23/2017		2,140	2,718

Total South Africa (Cost $44,984)			48,602

SOUTH KOREA 0.5%

Korea Highway Corp.
5.125% due 05/20/2015		$11,700	11,397
KT Corp.
4.875% due 07/15/2015		4,530	4,408

Total South Korea (Cost $16,024)			15,805

TUNISIA (g) 2.1%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	581
7.375% due 04/25/2012		$45,062	51,145
4.500% due 06/22/2020	EC	5,500	6,729
8.250% due 09/19/2027		$1,680	2,150

Total Tunisia (Cost $60,681)			60,605

UKRAINE 3.4%

Republic of Ukraine
11.000% due 03/15/2007		$8,979	9,513
7.343% due 08/05/2009 (a)		30,420	33,204
6.875% due 03/04/2011		35,350	37,258
7.650% due 06/11/2013		17,885	19,740

Total Ukraine (Cost $94,585)			99,715

UNITED KINGDOM 0.1%

Vedanta Resources PLC
6.625% due 02/22/2010		$2,000	1,989

Total United Kingdom (Cost $1,948)			1,989

UNITED STATES 1.2%

U.S. Treasury Bond
6.250% due 08/15/2023		$75	90
U.S. Treasury Notes
4.250% due 11/15/2013		32,100	31,971
4.125% due 05/15/2015		2,350	2,310

Total United States (Cost $34,266)			34,371

VENEZUELA 5.4%

Republic of Venezuela
5.375% due 08/07/2010		$4,500	4,394
4.640% due 04/20/2011 (a)		22,450	22,338
10.750% due 09/19/2013		21,480	26,850
8.500% due 10/08/2014		2,000	2,225
7.000% due 12/01/2018		5,000	4,920
9.250% due 09/15/2027		57,905	68,646
9.375% due 01/13/2034		23,650	28,061

	Shares

Republic of Venezuela Value Recovery Right
0.000% due 04/15/2020 (a)		3,500	98

Total Venezuela (Cost $141,502)			157,532

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 23.6%

Certificates of Deposit 1.7%

Wells Fargo Bank, N.A.
3.760% due 10/13/2005		$50,000	50,000

Commercial Paper 21.9%

Fannie Mae
3.860% due 03/22/2006		100,000	98,063
Federal Home Loan Bank
3.180% due 10/03/2005		10,000	10,000
3.855% due 03/24/2006		49,000	48,039
Freddie Mac
3.180% due 10/03/2005		29,000	29,000
HBOS Treasury Services PLC
3.515% due 10/17/2005		5,000	4,993
3.515% due 10/18/2005		70,000	69,897
ING U.S. Funding LLC
3.755% due 11/01/2005		50,100	49,948
National Australia Funding Delaware, Inc.
3.740% due 10/04/2005		53,000	52,994
Rabobank USA Financial Corp.
3.880% due 10/03/2005		78,300	78,300
3.360% due 10/17/2005		9,900	9,887
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		28,900	28,813
TotalFinalElf Capital S.A.
3.727% due 11/23/2005		76,400	75,997
UBS Finance Delaware LLC
3.860% due 10/03/2005		700	700
3.750% due 10/05/2005		73,900	73,885
3.750% due 12/13/2005		12,800	12,698
3.975% due 01/30/2006		900	888

			644,102

U.S. Treasury Bills 0.0%
3.372% due 12/01/2005-12/15/2005 (b)(d)(e)		285	284

Total Short-Term Instruments (Cost $694,566)			694,386

Total Investments (c) 117.5% (Cost $3,287,651)			$3,455,558

Other Assets and Liabilities (Net) (17.5%)			(514,818)

Net Assets 100.0%			$2,940,740

80  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of September 30, 2005, portfolio securities with an aggregate market value of $98 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(e)	Securities with an aggregate market value of $98 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	11	$(25)

(f)	Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection +	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$565
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	1,302
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	266
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	3,249
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	4,500	0
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,905
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	477
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	14
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,000	266
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	4,000	212
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	368
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,700	26
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	7,950	322
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	16,340	1,028
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	661
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	1,330
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	(2.850)%	03/20/2008	5,000	(163)
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	(2.470)%	09/20/2008	10,000	(116)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.780)%	09/20/2010	8,000	(270)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.810)%	09/20/2010	10,000	(352)
Lehman Brothers, Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	457
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	2,106
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	149
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	6,120	25
Morgan Stanley Dean Witter & Co.	Republic of Colombia 10.375% due 01/28/2033	Sell	1.200%	09/20/2008	6,200	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	101
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	16,000	787
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(12)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	3,164
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	704
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,000	116

						$19,725

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  81

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	44,400	$(42)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		22,900	(15)
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.920%	08/12/2015	MP	69,000	307

							$250

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,272	10/2005	$123	$0	$123
Buy		12,582	02/2006	405	0	405
Buy	CP	1,750,059	02/2006	118	0	118
Buy	CY	24,681	09/2006	0	(2)	(2)
Buy	EC	21,537	10/2005	0	(928)	(928)
Sell		48,900	10/2005	1,925	0	1,925
Buy	IR	62,326,500	10/2005	436	0	436
Sell		62,326,500	10/2005	141	0	141
Buy		60,156,000	02/2006	270	0	270
Buy	JY	1,391,423	10/2005	0	(376)	(376)
Buy	KW	6,810,650	10/2005	0	(182)	(182)
Buy		201,055	11/2005	0	(8)	(8)
Buy		2,761,100	01/2006	0	(58)	(58)
Buy		1,986,000	02/2006	0	(45)	(45)
Buy	MP	31,205	02/2006	25	0	25
Buy		7,790	03/2006	5	0	5
Buy	PN	9,065	02/2006	0	(76)	(76)
Buy		317	03/2006	0	(2)	(2)
Buy	PZ	29,205	02/2006	81	0	81
Buy		881	03/2006	0	(3)	(3)
Buy	RP	31,277	11/2005	0	(6)	(6)
Buy		131,247	03/2006	2	0	2
Buy	RR	36,237	01/2006	17	0	17
Buy		240,786	02/2006	29	(2)	27
Buy		12,873	03/2006	0	(2)	(2)
Buy	S$	2,120	01/2006	0	(32)	(32)
Buy		4,228	02/2006	0	(54)	(54)
Buy	SR	47,975	02/2006	124	0	124
Buy	SV	44,182	02/2006	0	(55)	(55)
Buy		253,746	03/2006	0	(141)	(141)
Buy	T$	88,186	02/2006	0	(107)	(107)
Buy		2,552	03/2006	0	0	0

				$3,701	$(2,079)	$1,622

82  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

European Convertible Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES (c) 7.7%

Banking & Finance 1.5%

General Motors Acceptance Corp.
7.250% due 07/03/2013	EC	1,000	$999

Industrials 6.2%

Cognis Holding GmbH
11.139% due 01/15/2015 (a)(b)		1,585	1,740
ExpressJet Holdings, Inc.
4.250% due 08/01/2023		$300	258
Koninklijke Hoogovens NV
5.625% due 06/24/2008	DG	2,000	1,140
Linde Finance BV
1.250% due 05/05/2009	EC	700	977

			4,115

Total Corporate Bonds & Notes (Cost $5,589)			5,114

CONVERTIBLE BONDS & NOTES (c) 83.3%

Banking & Finance 47.4%

Adidas-Salomon International Finance
2.500% due 10/08/2018 (a)		1,000	1,805
Caixa Finance BV
0.250% due 07/03/2006		1,450	2,423
Citibank, N.A.
2.875% due 12/08/2007		$1,500	1,560
Duesseldorfer Stadtwerke Gesellschaft fuer Beteiligungen mbH
1.750% due 07/05/2009	EC	1,300	1,862
Holcim Capital Corp.
0.000% due 06/10/2017		$3,300	2,343
KFW International Finance, Inc.
0.875% due 01/08/2007	EC	2,000	2,507
0.750% due 08/08/2008		2,500	3,077
Portugal Telecom International Finance BV
2.000% due 12/06/2006		500	602
RepCon Lux S.A.
4.500% due 01/26/2011		$2,000	2,892
Republic of Germany
5.500% due 01/04/2031	EC	500	791
Republic of Switzerland
0.250% due 12/19/2007	SF	6,500	5,022
Scottish Power Finance Ltd.
4.000% due 07/29/2049 (a)		$1,500	2,139
Sudzucker International Finance BV
3.000% due 12/08/2008	EC	1,000	1,319
Unicredito Italiano Bank (Ireland) PLC
2.500% due 12/19/2008		2,000	2,585
Wells Fargo & Co.
3.443% due 05/01/2033 (a)		$400	397

			31,324

Industrials 32.1%

Anglo American PLC
3.375% due 04/17/2007		1,800	2,383
Arcelor
3.000% due 06/27/2017	EC	1,348	1,937
BAA PLC
2.940% due 04/04/2008	BP	1,350	2,357
BAE Systems PLC
3.750% due 07/21/2006		1,000	1,896
Compagnie de St. Gobain (CIE DE)
2.625% due 01/01/2007	EC	1,722	2,206
Deutsche Post AG
2.650% due 07/02/2007		1,000	1,493
Nestle Holdings, Inc.
0.000% due 06/11/2008		$1,600	1,609
Pinault-Printemps-Redoute S.A.
2.500% due 01/01/2008	EC	432	593
Rank Group PLC
3.875% due 01/20/2009	BP	1,000	1,770
Roche Holdings, Inc.
0.000% due 07/25/2021		$2,900	2,179
Vinci S.A.
2.000% due 01/01/2018	EC	1,440	2,759

			21,182

Utilities 3.8%

Deutsche Telekom International Finance BV
6.500% due 06/01/2006	EC	300	$404
Scottish & Southern Energy PLC
3.750% due 10/29/2009	BP	1,000	2,104

			2,508

Total Convertible Bonds & Notes (Cost $51,077)			55,014

	Shares

COMMON STOCKS 0.5%

Telefonos de Mexico S.A. de CV SP - ADR		15,214	324

Total Common Stocks (Cost $225)			324

CONVERTIBLE PREFERRED STOCK 6.6%

Fannie Mae
5.375% due 12/31/2049		18	1,653
General Motors Corp.
5.250% due 03/06/2032		10,000	173
HSBC Finance Corp.
8.875% due 02/15/2006		18,000	694
News Corp. Finance Trust II
0.750% due 03/15/2023		1,960	1,844

Total Convertible Preferred Stock (Cost $4,540)			4,364

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.8%

Commercial Paper 2.1%

HBOS Treasury Services PLC
3.445% due 10/05/2005		$600	600
Societe Generale N.A.
3.780% due 12/23/2005		800	793

			1,393

Repurchase Agreement 0.7%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Freddie Mac 3.875% due 01/12/2009 valued at $490. Repurchase proceeds are $476.)		476	476

Total Short-Term Instruments (Cost $1,869)			1,869

Total Investments 100.9% (Cost $63,300)			$66,685

Other Assets and Liabilities (Net) (0.9%)			(641)

Net Assets 100.0%			$66,044

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Payment in-kind bond security.
(c)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	1,820	10/2005	$66	$0	$66
Buy	EC	14,729	10/2005	0	(580)	(580)
Sell		1,390	10/2005	52	0	52
Buy		440	11/2005	0	0	0
Buy	SF	849	12/2005	0	0	0
Sell		3,193	12/2005	132	0	132

				$250	$(580)	$(330)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  83

Schedule of Investments

Floating Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 10.5%

AES Corp.
5.070% due 04/30/2008 (a)	$1,000	$1,013
5.690% due 08/10/2011 (a)	1,000	1,013
AGCO Corp.
5.420% due 01/31/2006 (a)	404	410
5.770% due 01/31/2006 (a)	1,955	1,984
Alderwoods Group, Inc.
5.296% due 09/17/2008 (a)	286	290
5.480% due 09/17/2008 (a)	372	378
5.609% due 09/17/2008 (a)	275	279
5.840% due 09/17/2008 (a)	91	92
Allegheny Energy, Inc.
5.340% due 03/08/2011 (a)	660	670
5.808% due 03/08/2011 (a)	1,396	1,418
Allied Waste North America, Inc.
2.000% due 01/15/2012 (a)	811	818
5.520% due 01/15/2012 (a)	340	343
5.650% due 01/15/2012 (a)	405	409
5.670% due 01/15/2012 (a)	324	327
6.090% due 01/15/2012 (a)	1,054	1,063
American Tower LP
4.270% due 02/28/2011 (a)	1,000	1,005
5.340% due 02/28/2011 (a)	1,000	1,005
Appleton Papers, Inc.
6.330% due 06/09/2010 (a)	138	140
5.730% due 06/11/2010 (a)	149	150
Berry Plastics Corp.
6.105% due 06/30/2010 (a)	496	504
5.766% due 07/22/2010 (a)	1	1
Boise Cascade LLC
6.474% due 10/15/2012 (a)	3,000	2,993
Brenntag AG
6.810% due 02/27/2012 (a)	1,000	1,014
Celanese Holdings LLC
3.680% due 07/27/2009 (a)	2,000	2,031
6.313% due 04/06/2011 (a)	996	1,013
Centennial Communications
5.770% due 01/20/2011 (a)	42	42
6.110% due 01/20/2011 (a)	27	27
6.270% due 01/20/2011 (a)	420	425
6.450% due 01/20/2011 (a)	126	127
6.450% due 02/09/2011 (a)	378	382
Charter Communications Holdings LLC
6.830% due 04/27/2011 (a)	3	3
6.930% due 04/27/2011 (a)	986	992
Choctaw Resort Development Enterprise
5.630% due 11/04/2011 (a)	19	19
5.910% due 11/04/2011 (a)	1,087	1,100
Coleto Creek LP
5.680% due 07/01/2011 (a)	998	1,019
Cooper Standard Automotive, Inc.
6.063% due 12/31/2011 (a)	2,526	2,543
Covanta Energy Corp.
3.360% due 06/24/2012 (a)	177	180
3.850% due 06/24/2012 (a)	376	383
6.460% due 06/30/2012 (a)	446	454
Davita, Inc.
1.010% due 06/17/2012 (a)	3,000	3,048
Delphi Corp.
10.300% due 06/13/2011 (a)	1,932	1,972
DirecTV Holdings LLC
5.289% due 04/08/2013 (a)	1,000	1,013
Dresser-Rand Group, Inc.
5.438% due 10/29/2011 (a)	1,273	1,295
Dura Operating Corp.
7.228% due 04/28/2011 (a)	1,000	1,013
El Paso Corp.
3.500% due 11/23/2009 (a)	3,875	3,922
6.813% due 11/23/2009 (a)	618	626
General Growth Properties, Inc.
5.950% due 11/12/2007 (a)	887	892
5.670% due 11/12/2008 (a)	3,483	3,531
Goodyear Tire & Rubber Co.
6.320% due 04/30/2010 (a)	5,000	5,069
Headwaters, Inc.
5.870% due 04/30/2011 (a)	1,209	1,226
7.750% due 04/30/2011 (a)	28	28
HealthSouth Corp.
6.530% due 06/14/2007 (a)	1,181	1,189
3.340% due 03/21/2010 (a)	319	321
Hercules, Inc.
5.240% due 10/08/2010 (a)	30	30
5.310% due 10/08/2010 (a)	564	571
Insight Midwest LP
6.063% due 12/31/2009 (a)	1,491	1,496
Jarden Corp.
5.490% due 01/21/2012 (a)	3,993	4,031
5.635% due 01/21/2012 (a)	474	478
Jean Coutu Group, Inc.
5.938% due 07/30/2011 (a)	1,980	2,014
Jefferson Smurfit Corp.
3.340% due 11/01/2010 (a)	87	88
5.750% due 11/01/2010 (a)	210	212
5.875% due 11/01/2010 (a)	215	217
5.750% due 11/01/2011 (a)	340	344
5.875% due 11/01/2011 (a)	143	145
K&F Industries, Inc.
5.920% due 11/18/2012 (a)	953	960
6.150% due 11/18/2012 (a)	467	471
Key Plastic Holdings LLC
5.990% due 06/25/2010 (a)	1,000	1,006
Kinetic Concepts, Inc.
5.780% due 08/11/2010 (a)	1,093	1,108
Loews Cineplex Entertainment Corp.
5.970% due 07/08/2011 (a)	695	700
5.800% due 07/22/2011 (a)	782	787
Masonite International Corp.
5.490% due 04/06/2013 (a)	32	32
5.660% due 04/06/2013 (a)	1,468	1,475
Mediacom Communications Corp.
5.490% due 02/28/2014 (a)	175	178
5.510% due 02/28/2014 (a)	1,020	1,036
5.870% due 02/28/2014 (a)	800	814
MGM, Inc.
5.740% due 04/08/2012 (a)	5,000	5,066
Nalco Co.
5.660% due 11/01/2010 (a)	612	622
5.870% due 11/01/2010 (a)	416	423
5.960% due 11/01/2010 (a)	472	480
New Skies Satellites Holdings Ltd.
5.875% due 05/04/2011 (a)	1,745	1,769
6.063% due 05/04/2011 (a)	168	171
Nortek Holdings, Inc.
5.910% due 08/24/2011 (a)	1,985	2,012
7.250% due 08/27/2011 (a)	5	5
Novelis, Inc.
5.460% due 01/07/2012 (a)	1,596	1,617
NRG Energy, Inc.
3.390% due 12/24/2011 (a)	1,969	1,990
5.255% due 12/24/2011 (a)	2,509	2,536
5.365% due 12/24/2011 (a)	10	10
PacifiCare Health Systems, Inc.
5.125% due 12/17/2008 (a)	635	638
5.188% due 12/17/2008 (a)	135	136
5.375% due 12/17/2008 (a)	421	422
PanAmSat Corp.
5.569% due 08/20/2009 (a)	792	801
6.107% due 08/20/2011 (a)	1,500	1,522
Penn National Gaming, Inc.
1.010% due 05/26/2012 (a)	3,000	3,042
Polypore, Inc.
6.100% due 11/12/2011 (a)	445	446
Primedia, Inc.
8.245% due 12/31/2009 (a)	1,182	1,187
5.000% due 09/30/2013 (a)	1,200	1,200
Qwest Corp.
6.950% due 06/30/2010 (a)	2,000	1,996
Refco Finance Holdings LLC
5.841% due 08/05/2011 (a)(b)	4,492	4,546
Reliant Resources, Inc.
6.089% due 04/30/2010 (a)	3,692	3,716
6.205% due 04/30/2010 (a)	288	290
Resorts International Holdings LLC
6.530% due 03/22/2012 (a)	2,466	2,487
Revlon Consumer Products Corp.
9.980% due 07/09/2010 (a)	125	129
9.380% due 07/31/2010 (a)	250	259
9.490% due 07/31/2010 (a)	250	259
9.920% due 07/31/2010 (a)	250	259
RH Donnelley, Inc.
5.230% due 06/30/2011 (a)	50	50
5.270% due 06/30/2011 (a)	50	50
5.300% due 06/30/2011 (a)	150	151
5.520% due 06/30/2011 (a)	399	402
5.620% due 06/30/2011 (a)	249	252
5.640% due 06/30/2011 (a)	150	151
5.670% due 06/30/2011 (a)	50	50
5.780% due 06/30/2011 (a)	329	332
Sealy Mattress Co.
5.539% due 04/01/2013 (a)	265	269
5.620% due 04/01/2013 (a)	177	179
Simmons Bedding Co.
5.625% due 12/19/2011 (a)	33	33
5.750% due 12/19/2011 (a)	819	832
5.938% due 12/19/2011 (a)	20	20
6.438% due 12/19/2011 (a)	60	61
7.500% due 12/19/2011 (a)	38	38
Sungard Data Systems, Inc.
6.280% due 01/22/2013 (a)	3,000	3,038
Telcordia Technologies, Inc.
6.610% due 09/09/2012 (a)	2,993	2,989
Tenneco Automotive, Inc.
5.943% due 12/12/2010 (a)	656	669
6.080% due 12/12/2010 (a)	1,656	1,687
UGS Corp.
5.670% due 03/31/2012 (a)	2,369	2,406
United Parcel Service, Inc.
6.254% due 09/30/2012 (a)	2,000	2,024
Universal City Development
5.600% due 06/09/2010 (a)	564	572
6.030% due 06/09/2010 (a)	11	11
5.810% due 06/19/2010 (a)	418	424
Valor Telecommunications LLC
5.591% due 02/14/2012 (a)	174	176
5.770% due 02/15/2012 (a)	763	773
5.811% due 02/15/2012 (a)	1,003	1,018
Warner ChilCott Co., Inc.
6.460% due 01/18/2012 (a)	1,625	1,639
6.770% due 01/18/2012 (a)	3,414	3,442
Warner Music Group, Inc.
5.520% due 02/27/2011 (a)	566	573
5.640% due 02/27/2011 (a)	500	506
5.830% due 02/27/2011 (a)	505	511
5.860% due 02/27/2011 (a)	417	423
Worldspan LP
6.375% due 02/11/2010 (a)	60	59
6.500% due 02/11/2010 (a)	127	124
6.563% due 02/11/2010 (a)	497	487
6.625% due 02/11/2010 (a)	33	33
6.688% due 02/11/2010 (a)	60	59
6.375% due 02/16/2010 (a)	280	275
6.625% due 02/16/2010 (a)	220	216
Wynn Las Vegas LLC
5.955% due 12/14/2011 (a)	3,000	3,037
Xerium Technologies, Inc.
6.020% due 05/18/2012 (a)	1,500	1,522

Total Bank Loan Obligations (Cost $142,413)		142,996

84  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.1%

Banking & Finance 7.8%

American General Finance Corp.
3.637% due 01/06/2006 (a)	$600	$600
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	1,500	1,501
Banco Santander Chile
4.148% due 12/09/2009 (a)	3,500	3,489
Banque Centrale de Tunisie
7.500% due 09/19/2007	2,000	2,110
Bear Stearns Cos., Inc.
4.070% due 09/27/2007 (a)	650	657
3.980% due 01/30/2009 (a)	2,500	2,515
3.640% due 09/09/2009 (a)	1,680	1,688
Borden US Finance Corp.
8.349% due 07/15/2010 (a)	600	603
CIT Group, Inc.
3.714% due 04/19/2006 (a)	400	400
3.490% due 05/18/2007 (a)	100	100
4.120% due 09/20/2007 (a)	7,000	7,025
Ford Motor Credit Co.
6.500% due 01/25/2007	700	701
General Electric Capital Corp.
3.910% due 02/03/2006 (a)	100	100
3.420% due 05/12/2006 (a)	100	100
3.801% due 03/04/2008 (a)	2,500	2,502
3.780% due 04/30/2009 (a)	1,500	1,503
3.464% due 11/21/2011 (a)	2,000	2,008
3.670% due 09/15/2014 (a)	450	454
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	1,390	1,390
6.125% due 08/28/2007	4,000	3,939
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	5,000	5,004
3.832% due 10/27/2006 (a)	800	801
4.120% due 03/30/2007 (a)	1,500	1,502
3.980% due 07/23/2009 (a)	4,135	4,161
3.950% due 10/07/2011 (a)	2,000	2,013
Household Finance Corp.
3.900% due 02/09/2007 (a)	125	125
3.548% due 11/16/2009 (a)	4,500	4,517
HSBC Bank USA
3.990% due 09/21/2007 (a)	1,400	1,403
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	3,000	3,003
International Lease Finance Corp.
3.999% due 01/15/2010 (a)	4,500	4,522
Korea Development Bank
4.020% due 10/20/2009 (a)	5,200	5,208
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	5,000	5,000
Merrill Lynch & Co., Inc.
3.670% due 03/07/2006 (a)	100	100
3.889% due 04/18/2006 (a)	250	250
Morgan Stanley Dean Witter & Co.
3.810% due 11/09/2006 (a)	2,500	2,502
3.701% due 01/12/2007 (a)	442	443
3.393% due 02/15/2007 (a)	700	701
3.734% due 01/18/2008 (a)	2,000	2,002
3.880% due 01/22/2009 (a)	100	100
3.879% due 01/15/2010 (a)	3,500	3,517
National Rural Utilities Cooperative Finance Corp.
3.370% due 02/17/2006 (a)	900	900
NiSource Finance Corp.
7.625% due 11/15/2005	2,000	2,007
4.393% due 11/23/2009 (a)	3,500	3,518
Pemex Finance Ltd.
8.450% due 02/15/2007	542	554
8.020% due 05/15/2007	2,917	3,016
Petroleum Export Ltd.
5.265% due 06/15/2011	2,000	1,994
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	2,000	2,030
SLM Corp.
3.241% due 01/25/2008 (a)	9,000	9,007
3.371% due 07/25/2008 (a)	500	502
UBS Luxembourg S.A.
5.410% due 10/24/2006 (a)	150	153
Universal City Florida Holding Co.
8.443% due 05/01/2010 (a)	2,500	2,606

		106,546

Industrials 7.7%

Abitibi-Consolidated, Inc.
6.910% due 06/15/2011 (a)	2,350	2,362
AOL Time Warner, Inc.
6.125% due 04/15/2006	2,000	2,017
Bowater, Inc.
6.410% due 03/15/2010 (a)	2,500	2,500
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	220	221
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)	5,100	5,253
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	455
CCO Holdings LLC
7.535% due 12/15/2010 (a)	4,000	3,970
Cox Communications, Inc.
3.950% due 12/14/2007 (a)	6,000	6,045
CSX Corp.
4.010% due 08/03/2006 (a)	3,093	3,099
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	5,100	5,115
4.747% due 08/08/2006 (a)	100	101
4.132% due 11/17/2006 (a)	1,000	1,001
4.026% due 03/07/2007 (a)	4,200	4,195
4.314% due 09/10/2007 (a)	800	802
EchoStar DBS Corp.
5.750% due 10/01/2008	1,000	991
6.754% due 10/01/2008 (a)	2,755	2,817
El Paso Corp.
6.950% due 12/15/2007	1,750	1,783
Emmis Communications Corp.
9.314% due 06/15/2012 (a)	1,500	1,519
Enterprise Products Operating LP
4.000% due 10/15/2007	250	245
Freescale Semiconductor, Inc.
6.349% due 07/15/2009 (a)	3,950	4,078
Gazprom
10.500% due 10/21/2009	500	594
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,033
7.375% due 07/15/2008	1,000	1,053
Goodman Global Holding Co, Inc.
6.621% due 06/15/2012 (a)	2,250	2,211
Halliburton Co.
5.109% due 10/17/2005 (a)	900	900
HCA, Inc.
8.750% due 09/01/2010	1,000	1,109
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,000	940
JetBlue Airways Corp.
6.368% due 11/15/2008 (a)	2,500	2,518
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,320	5,336
Lyondell Chemical Co.
9.500% due 12/15/2008	1,500	1,579
MagnaChip Semiconductor S.A.
6.660% due 12/15/2011 (a)	2,500	2,488
MCI, Inc.
8.735% due 05/01/2014	3,500	3,911
Meritor Automotive, Inc.
6.800% due 02/15/2009	500	480
Newpark Resources, Inc.
8.625% due 12/15/2007	1,500	1,500
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,899
Pemex Project Funding Master Trust
5.399% due 10/15/2009 (a)	100	106
4.710% due 06/15/2010 (a)	3,200	3,338
5.170% due 06/15/2010 (a)	18,800	19,576
Tyco International Group S.A.
6.375% due 02/15/2006	2,500	2,517
Yum! Brands, Inc.
8.500% due 04/15/2006	2,500	2,551

		105,208

Utilities 4.6%

AES Corp.
8.750% due 05/15/2013	2,500	2,750
Alabama Power Co.
3.900% due 04/23/2007 (a)	100	100
American Electric Power Co., Inc.
4.709% due 08/16/2007 (a)	4,000	3,996
Appalachian Power Co.
3.810% due 06/29/2007 (a)	400	401
AT&T Corp.
9.050% due 11/15/2011	473	535
CMS Energy Corp.
9.875% due 10/15/2007	600	656
Dobson Communications Corp.
8.443% due 11/01/2011 (a)	1,500	1,562
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)	600	601
4.300% due 09/28/2007 (a)	5,000	5,001
Duke Energy Corp.
4.240% due 12/08/2005 (a)	2,200	2,200
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)	4,500	4,601
Northwestern Corp.
7.300% due 12/01/2006	3,000	3,078
Progress Energy, Inc.
6.750% due 03/01/2006	4,500	4,541
PSEG Energy Holdings LLC
7.750% due 04/16/2007	2,350	2,415
8.625% due 02/15/2008	1,500	1,575
PSEG Power LLC
6.875% due 04/15/2006	2,500	2,530
Public Service Electric & Gas Co.
3.577% due 06/23/2006 (a)	5,500	5,501
Qwest Communications International, Inc.
7.290% due 02/15/2009 (a)	3,850	3,821
Qwest Corp.
7.120% due 06/15/2013 (a)	1,500	1,568
Rogers Wireless Communications, Inc.
6.535% due 12/15/2010 (a)	2,250	2,357
Rural Cellular Corp.
8.370% due 03/15/2010 (a)	1,400	1,449
Southern California Edison Co.
3.465% due 12/13/2007 (a)	3,000	3,001
Time Warner Telecom Holdings, Inc.
7.790% due 02/15/2011 (a)	2,350	2,409
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	2,500	2,501
Williams Cos., Inc.
6.375% due 10/01/2010	2,250	2,244

		61,393

Total Corporate Bonds & Notes (Cost $273,320)		273,147

U.S. GOVERNMENT AGENCIES 19.9%

Fannie Mae
3.386% due 10/03/2005 (a)	200	200
3.445% due 01/07/2006 (a)	2,500	2,500
3.454% due 04/25/2035 (a)	371	372
3.651% due 09/07/2006 (a)	50,000	49,989
3.715% due 05/22/2006 (a)	25,000	24,994
Federal Home Loan Bank
3.360% due 12/29/2006 (a)	100,000	100,040

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  85

Schedule of Investments (Cont.)

Floating Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
3.363% due 03/28/2006 (a)		$35,000	$35,004
3.730% due 06/13/2006 (a)		39,500	39,491
Freddie Mac
3.510% due 10/07/2005 (a)		200	200
4.065% due 10/25/2044 (a)		17,550	17,610
5.000% due 06/15/2013		389	390

Total U.S. Government Agencies (Cost $270,691)			270,790

U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Notes
3.000% due 12/31/2006		7,100	7,002
3.500% due 05/31/2007		9,000	8,905

Total U.S. Treasury Obligations (Cost $15,972)			15,907

MORTGAGE-BACKED SECURITIES 0.1%

Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		908	910

Total Mortgage-Backed Securities (Cost $908)			910

ASSET-BACKED SECURITIES 0.1%

Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 09/25/2034 (a)		49	49
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)		110	110
Countrywide Asset-Backed Certificates
3.980% due 01/25/2024 (a)		65	65
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		47	47
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)		133	133
SLM Student Loan Trust
3.630% due 04/26/2010 (a)		1,449	1,449

Total Asset-Backed Securities (Cost $1,853)			1,853

SOVEREIGN ISSUES 20.3%

Republic of Brazil
10.000% due 01/16/2007		250	267
11.250% due 07/26/2007		55	61
11.500% due 03/12/2008		25	29
4.313% due 04/15/2009 (a)		3,219	3,203
9.760% due 06/29/2009 (a)		66,560	78,125
10.000% due 08/07/2011		3,150	3,678
4.313% due 04/15/2012 (a)		51,559	50,852
7.875% due 03/07/2015		175	182
8.000% due 01/15/2018		1,885	2,001
8.875% due 10/14/2019		50	54
Republic of Chile
4.069% due 01/28/2008 (a)		1,461	1,470
Republic of Colombia
10.500% due 06/13/2006		750	778
8.625% due 04/01/2008		1,000	1,084
Republic of Ecuador
12.000% due 11/15/2012		1,500	1,529
9.000% due 08/15/2030 (a)		2,600	2,466
Republic of Egypt
7.625% due 07/11/2006		500	512
Republic of Kazakhstan
11.125% due 05/11/2007		750	825
Republic of Panama
8.250% due 04/22/2008		7,250	7,857
4.688% due 07/17/2014 (a)		3,919	3,898
4.688% due 07/17/2016 (a)		6,855	6,731
Republic of Peru
9.125% due 01/15/2008		4,600	4,991
5.000% due 03/07/2017 (a)		9,132	8,911
Republic of Ukraine
11.000% due 03/15/2007		4,172	4,420
7.343% due 08/05/2009 (a)		22,150	24,192
6.875% due 03/04/2011		250	263
Republic of Venezuela
5.375% due 08/07/2010		2,500	2,441
4.640% due 04/20/2011 (a)		58,300	58,009
Russian Federation
8.250% due 03/31/2010		2,500	2,714
12.750% due 06/24/2028		100	189
5.000% due 03/31/2030 (a)		1,700	1,958
United Mexican States
4.830% due 01/13/2009 (a)		2,511	2,557

Total Sovereign Issues (Cost $265,753)			276,247

FOREIGN CURRENCY-DENOMINATED ISSUES (d) 4.1%

Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	42,500	54,113
Kingdom of Spain
3.100% due 09/20/2006	JY	190,000	1,723

Total Foreign Currency-Denominated Issues (Cost $57,590)			55,836

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		30,200	1,663

Total Preferred Stock (Cost $1,510)			1,663

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 22.3%

Commercial Paper 21.7%

Fannie Mae
3.630% due 12/01/2005		$80,000	79,524
Federal Home Loan Bank
3.180% due 10/03/2005		106,500	106,500
3.419% due 10/14/2005		40,000	39,955
Freddie Mac
3.254% due 11/01/2005		17,000	16,955
3.310% due 11/03/2005		12,500	12,465
3.845% due 03/21/2006		41,000	40,210

			295,609

Repurchase Agreement 0.6%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $8,461. Repurchase proceeds are $8,294.)		8,292	8,292

Total Short-Term Instruments (Cost $303,947)			303,901

Total Investments 98.7% (Cost $1,333,957)			$1,343,250

Other Assets and Liabilities (Net) 1.3%			17,067

Net Assets 100.0%			$1,360,317

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Security is in default.

86  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(c)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	18,400	$(81)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	(4)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		5,400	(4)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	13,300	351
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		$22,600	351

							$613

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$7
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	11
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	9
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	4
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,500	(12)
Bank of America	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	357
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	46
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	266
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	6
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(55)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	2
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	0
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(62)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(28)
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(142)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,400	(108)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	19
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,000	(2)
Citibank N.A.	Dow Jones CDX N.A. HY4-BB Index	Sell	2.100%	06/20/2010	5,000	(4)
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	840	15
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	8
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	6
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	2
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	39
Credit Suisse First Boston	SAMI	Sell	2.150%	12/20/2009	1,050	7
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	7
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	5
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	13
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. 100-4 Index	Sell	3.600%	06/20/2010	27,225	638
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	742
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	15
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	9
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	9
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	218
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	(4)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(5)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  87

Schedule of Investments (Cont.)

Floating Income Fund

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	$12,000	$755
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	4,950	106
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	8
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month USD-LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	6
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	19,000	(87)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY4-B Index	Sell	3.400%	06/20/2010	3,000	21
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	14,850	910
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	38
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	3,500	33
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	6
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	4
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	5
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(30)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	23
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(44)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	14
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,100	(2)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	134
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	08/20/2007	15,000	59
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	2
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	41,500	1,171
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,000	(15)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	37,500	2,344
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	6,930	157
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	329
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	12,000	(58)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(9)
UBS Warburg LLC	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	3,812	81
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	5,000	11
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	22,500	42
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(1)
Wachovia Bank N.A.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	8,168	174
Wachovia Bank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	19

						$8,276

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	374	10/2005	$17	$0	$17
Buy	EC	14,251	10/2005	0	(335)	(335)
Sell		59,085	10/2005	2,326	0	2,326
Buy	JY	157,880	10/2005	0	(43)	(43)

				$2,343	$(378)	$1,965

88  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 0.6%

Republic of Brazil
4.313% due 04/15/2012 (a)		$82	$81
8.000% due 01/15/2018		6,966	7,394
8.875% due 10/14/2019		500	544
8.250% due 01/20/2034		300	302

Total Brazil (Cost $7,970)			8,321

CANADA (j) 0.0%

Commonwealth of Canada
5.750% due 06/01/2033	C$	200	215

Total Canada (Cost $194)			215

CAYMAN ISLANDS (j) 0.3%

Cypress Tree Investment Partners I Ltd.
3.999% due 10/15/2009 (a)		$1,132	1,135
3.999% due 10/15/2009		808	811
Mizuho Financial Group Cayman Ltd.
1.523% due 11/29/2049 (a)	JY	100,000	881
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$1,100	1,105

Total Cayman Islands (Cost $4,032)			3,932

FRANCE (j) 17.0%

Republic of France
4.000% due 10/25/2009	EC	4,500	5,698
4.750% due 10/25/2012		100	134
4.000% due 04/25/2014		300	386
4.000% due 10/25/2014		151,700	195,103
5.500% due 04/25/2029		4,200	6,590
5.750% due 10/25/2032		10,100	16,634
4.000% due 04/25/2055		300	391

Total France (Cost $226,873)			224,936

GERMANY (j) 20.2%

Republic of Germany
4.000% due 07/04/2009	EC	300	379
5.375% due 01/04/2010		300	400
5.250% due 01/04/2011		19,500	26,275
5.000% due 01/04/2012		5,300	7,148
5.000% due 07/04/2012		38,700	52,442
3.750% due 07/04/2013		21,700	27,428
4.250% due 01/04/2014		25,940	33,904
4.250% due 07/04/2014		20,000	26,160
6.250% due 01/04/2024		9,800	16,167
6.500% due 07/04/2027		2,260	3,930
5.625% due 01/04/2028		20,500	32,443
6.250% due 01/04/2030		22,640	38,943
5.500% due 01/04/2031		300	475
4.750% due 07/04/2034		400	581

Total Germany (Cost $269,422)			266,675

ITALY (j) 0.2%

Republic of Italy
3.000% due 04/15/2009	EC	700	852
4.500% due 05/01/2009		1,000	1,279

Total Italy (Cost $2,178)			2,131

JAPAN (j) 13.8%

Government of Japan
0.700% due 09/20/2008	JY	1,790,000	15,897
1.600% due 09/20/2013		5,560,000	50,340
1.500% due 03/20/2014		2,320,000	20,762
1.600% due 06/20/2014		3,970,000	35,716
1.800% due 06/20/2014		1,920,000	17,564
1.600% due 09/20/2014		1,650,000	14,816
1.500% due 03/20/2015		100,000	888
2.400% due 06/20/2024		56,000	527
2.300% due 05/20/2030		1,938,600	17,212
2.300% due 06/20/2035		420,000	3,621
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		5,100	5,043

Total Japan (Cost $194,339)			182,386

JERSEY, CHANNEL ISLANDS (j) 0.1%

AIG SunAmerica Institutional Funding III Ltd.
2.269% due 07/17/2006 (a)	EC	600	721

Total Jersey, Channel Islands (Cost $783)			721

MEXICO 0.3%

Pemex Project Funding Master Trust
5.750% due 12/15/2015		$2,600	2,577
United Mexican States
5.875% due 01/15/2014		1,700	1,762

Total Mexico (Cost $4,317)			4,339

NETHERLANDS (j) 0.1%

Kingdom of Netherlands
4.250% due 07/15/2013	EC	400	522
3.750% due 07/15/2014		1,200	1,516

Total Netherlands (Cost $2,070)			2,038

PANAMA 0.1%

Republic of Panama
7.250% due 03/15/2015		$700	766

Total Panama (Cost $718)			766

PERU 0.1%

Republic of Peru
9.125% due 02/21/2012		$900	1,084

Total Peru (Cost $1,032)			1,084

RUSSIA (j) 0.7%

Gaz Capital S.A.
5.875% due 06/01/2015	EC	600	804
Russian Federation
10.000% due 06/26/2007		$300	327
8.250% due 03/31/2010		2,300	2,497
5.000% due 03/31/2030 (a)		5,200	5,988

Total Russia (Cost $9,203)			9,616

SOUTH AFRICA 0.1%

Republic of South Africa
7.375% due 04/25/2012		$1,000	1,127

Total South Africa (Cost $1,126)			1,127

SPAIN (j) 6.5%

Banesto Banco de Emisiones
2.160% due 10/04/2006 (a)	EC	1,000	1,202
Caja Madrid
2.132% due 05/31/2006 (a)		1,200	1,442
Kingdom of Spain
5.400% due 07/30/2011		20,800	28,440
6.150% due 01/31/2013		1,000	1,451
4.400% due 01/31/2015		16,000	21,195
5.750% due 07/30/2032		19,150	31,456
4.200% due 01/31/2037		900	1,197

Total Spain (Cost $87,699)			86,383

SUPRANATIONAL (j) 0.0%

European Investment Bank
4.000% due 10/15/2037	EC	500	630

Total Supranational (Cost $635)			630

TUNISIA (j) 0.3%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$300	340
4.500% due 06/22/2020	EC	3,000	3,670

Total Tunisia (Cost $3,967)			4,010

UNITED KINGDOM (j) 3.4%

HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$3,300	3,250
SRM Investment Ltd.
2.352% due 08/26/2034 (a)	EC	89	107
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,400	4,312
4.000% due 03/07/2009		100	175
5.750% due 12/07/2009		3,900	7,280
9.000% due 07/12/2011		11,900	26,056
5.000% due 03/07/2012		2,030	3,731
5.000% due 09/07/2014		35	65

Total United Kingdom (Cost $45,527)			44,976

UNITED STATES 51.0%

Asset-Backed Securities 3.4%

AAA Trust
3.930% due 11/26/2035 (a)		$9,760	9,762
Aegis Asset-Backed Securities Trust
3.950% due 03/25/2035 (a)		1,333	1,335
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		2	2
4.240% due 03/25/2033 (a)		21	21
4.270% due 09/25/2034 (a)		188	188
3.930% due 04/25/2035 (a)		932	932
Asset-Backed Funding Certificates
3.900% due 02/25/2035 (a)		344	344
3.929% due 08/25/2035 (a)		700	700
Bank One Issuance Trust
3.818% due 10/15/2008 (a)		1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
4.000% due 12/25/2042 (a)		513	513
Centex Home Equity Co. LLC
4.130% due 09/25/2033 (a)		6	6
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)		88	88
CIT Group Home Equity Loan Trust
3.604% due 03/25/2033 (a)		24	24
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		2,600	2,600

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  89

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	$5	$5
3.970% due 05/25/2023 (a)	223	224
3.980% due 10/25/2023 (a)	61	61
4.070% due 12/25/2031 (a)	10	10
3.910% due 10/25/2035 (a)	4,114	4,117
Credit-Based Asset Servicing & Securitization LLC
4.010% due 09/25/2030 (a)	1,617	1,618
4.150% due 06/25/2032 (a)	60	60
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	282	282
Fieldstone Mortgage Investment Corp.
4.120% due 01/25/2035 (a)	58	58
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.000% due 11/25/2034 (a)	46	46
3.980% due 01/25/2035 (a)	721	722
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	833	834
GMAC Mortgage Corp. Loan Trust
3.930% due 10/25/2033 (a)	28	28
GSAMP Trust
4.120% due 03/25/2034 (a)	110	110
3.930% due 03/25/2035 (a)	1,194	1,195
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)	1,836	1,843
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)	3,299	3,301
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	108	108
4.146% due 02/21/2033 (a)	757	759
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	9	9
4.150% due 07/25/2033 (a)	53	53
4.010% due 10/25/2034 (a)	991	992
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)	1,000	1,000
3.997% due 06/25/2036 (a)	400	400
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	74	75
Morgan Stanley Home Equity Loans
3.950% due 12/25/2034 (a)	929	930
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)	6	6
Option One Mortgage Loan Trust
3.960% due 02/25/2035 (a)	373	374
3.980% due 11/25/2035 (a)	400	400
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)	80	80
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)	11	11
4.330% due 12/25/2033 (a)	2,069	2,083
Residential Asset Mortgage Products, Inc.
3.990% due 09/25/2013 (a)	91	91
3.930% due 04/25/2025 (a)	12	12
3.970% due 05/25/2026 (a)	29	29
4.170% due 09/25/2033 (a)	48	48
3.930% due 05/25/2035 (a)	1,925	1,926
Residential Asset Securities Corp.
4.000% due 10/25/2013 (a)	2,005	2,007
4.100% due 04/25/2032 (a)	39	39
4.080% due 07/25/2032 (a)	65	65
Saxon Asset Securities Trust
4.090% due 08/25/2032 (a)	3	3
4.130% due 06/25/2033 (a)	105	105
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	97	97
Structured Asset Securities Corp.
4.230% due 05/25/2034 (a)	84	85

		44,683

Corporate Bonds & Notes 4.5%

AOL Time Warner, Inc.
6.125% due 04/15/2006	3,700	3,731
ASIF Global Financing
3.790% due 08/11/2006 (a)	2,700	2,701
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	600	607
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,586
CIT Group, Inc.
4.033% due 05/23/2008 (a)	3,500	3,512
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,420
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	7,300	7,358
4.314% due 09/10/2007 (a)	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	408
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	700	700
Ford Motor Credit Co.
6.500% due 02/15/2006	5,825	5,841
4.740% due 11/16/2006 (a)	700	698
4.870% due 03/21/2007 (a)	400	395
Fort James Corp.
6.875% due 09/15/2007	900	931
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	200	200
4.677% due 05/18/2006 (a)	125	124
5.050% due 01/16/2007 (a)	3,275	3,220
GPU, Inc.
7.700% due 12/01/2005	800	804
Halliburton Co.
5.109% due 10/17/2005 (a)	1,700	1,701
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	200	202
HCA, Inc.
7.125% due 06/01/2006	1,900	1,934
7.000% due 07/01/2007	1,500	1,541
Mirage Resorts, Inc.
7.250% due 10/15/2006	425	435
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)	1,600	1,786
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	1,200	1,307
Morgan Stanley Dean Witter & Co.
3.734% due 01/18/2008 (a)	900	901
NiSource Finance Corp.
7.625% due 11/15/2005	2,800	2,810
Raychem Corp.
7.200% due 10/15/2008	200	213
TCI Communications, Inc.
6.875% due 02/15/2006	2,400	2,419
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)	6,800	6,801
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	508
4.879% due 04/15/2008 (a)	1,000	1,010
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	1,000	1,001

		60,206

Mortgage-Backed Securities 4.2%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	2,391	2,352
Banc of America Large Loan
3.968% due 11/15/2015 (a)	90	90
Bank of America Mortgage Securities
5.000% due 05/25/2034	4,186	4,144
Bear Stearns Adjustable Rate Mortgage Trust
4.080% due 07/25/2034 (a)	30	30
Countrywide Alternative Loan Trust
4.040% due 05/25/2035 (a)	4,721	4,660
Countrywide Home Loan Mortgage Pass-Through Trust
4.160% due 02/25/2035 (a)	656	656
4.170% due 02/25/2035 (a)	693	693
4.150% due 03/25/2035 (a)	7,510	7,524
4.120% due 04/25/2035 (a)	1,327	1,327
4.110% due 08/25/2034 (a)	46	46
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,676	2,683
Greenpoint Mortgage Funding Trust
4.050% due 05/25/2045 (a)	3,192	3,186
Harborview Mortgage Loan Trust
4.159% due 02/19/2034 (a)	96	96
4.009% due 05/19/2035 (a)	5,702	5,696
Mellon Residential Funding Corp.
4.208% due 12/15/2030 (a)	42	42
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035 (a)	900	896
SACO I, Inc.
3.980% due 02/25/2028 (a)	1,031	1,032
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	129	129
Structured Asset Mortgage Investments, Inc.
4.060% due 06/19/2035 (a)	3,266	3,254
Structured Asset Securities Corp.
3.950% due 03/25/2035 (a)	1,722	1,724
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)	1,908	1,910
4.150% due 01/25/2045 (a)	1,478	1,478
4.100% due 12/25/2027 (a)	445	444
4.265% due 06/25/2042 (a)	1,976	1,995
4.137% due 08/25/2042 (a)	50	50
Washington Mutual, Inc.
4.060% due 04/25/2045 (a)	9,572	9,545

		55,682

Municipal Bonds & Notes 0.6%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,700	1,900
New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035	2,000	2,078
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	2,000	2,064
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
4.000% due 06/01/2013	850	854
5.625% due 06/01/2037	1,350	1,402

		8,298

	Shares

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	15,697	864

	Principal Amount (000s)

U.S. Government Agencies 32.7%

Fannie Mae
3.500% due 03/25/2009	$161	160
3.651% due 11/28/2035 (a)	9,412	9,409
3.943% due 05/25/2034 (a)	33	33
4.080% due 08/25/2030 (a)	105	105
4.193% due 05/28/2035 (a)	670	672
4.198% due 11/01/2034 (a)	10,000	9,898
4.230% due 06/25/2029 (a)	60	61

90  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
4.989% due 12/01/2034 (a)	$512	$515
5.000% due 11/25/2032	4,000	3,883
5.500% due 10/01/2028-07/01/2035 (c)	377,291	377,535
6.500% due 06/25/2044	130	134
Freddie Mac
4.500% due 06/01/2035	19,823	18,867
5.000% due 12/15/2031	3,200	3,154
Government National Mortgage Association
6.000% due 08/20/2034	3,697	3,780
Small Business Administration
4.625% due 02/01/2025	1,172	1,158
4.754% due 08/01/2014	96	97
5.110% due 04/25/2025	2,500	2,535

		431,996

U.S. Treasury Obligations 5.5%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	3,859	3,941
1.875% due 07/15/2015	10,044	10,136
U.S. Treasury Bonds
8.875% due 02/15/2019	15,600	22,352
8.125% due 08/15/2019	2,300	3,141
7.875% due 02/15/2021	4,500	6,122
8.125% due 05/15/2021	19,000	26,440
U.S. Treasury Note
3.000% due 02/15/2009	400	385

		72,517

Total United States (Cost $679,317)		674,246

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006	$2,000	18

Total Purchased Call Options (Cost $59)		18

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005	50	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006	400	5
Eurodollar March Futures (CME)
Strike @ 94.375 Exp. 03/13/2006	215	0
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 12/31/2005 Strike @ 109.000 Exp. 11/22/2005	160	3
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 12/31/2005 Strike @ 88.000 Exp. 11/22/2005	797	12

Total Purchased Put Options (Cost $25)		20

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 22.3%

Commercial Paper 14.7%

Fortis Funding LLC
3.900% due 10/03/2005	$36,500	36,500
Public Service Electric & Gas Co.
3.690% due 11/30/2005	600	596
Rabobank USA Financial Corp.
3.880% due 10/03/2005	7,400	7,400
3.905% due 12/30/2005	32,700	32,375
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005	10,400	10,369
3.720% due 12/08/2005	30,000	29,777
Societe Generale N.A.
3.770% due 11/01/2005	36,200	36,090
UBS Finance Delaware LLC
3.760% due 12/01/2005	22,200	22,063
3.715% due 12/08/2005	18,300	18,164
3.750% due 12/13/2005	500	496

		193,830

Repurchase Agreements 4.7%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.625% due 04/30/2007 valued at $60,666. Repurchase proceeds are $59,316.)	59,300	59,300
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $3,620. Repurchase proceeds are $3,549.)	3,548	3,548

		62,848

U.S. Treasury Bills 2.9%

3.427% due 12/01/2005-12/15/2005 (c)(d)(f)	38,735	38,435

Total Short-Term Instruments (Cost $295,196)		295,113

Total Investments (e) 137.1% (Cost $1,836,682)		$1,813,683

Written Options (h) (0.0%) (Premiums $110)		(70)

Other Assets and Liabilities (Net) (37.1%)		(490,734)

Net Assets 100.0%		$1,322,879

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $31,503 have been pledged as collateral for swap and swaption contracts at September 30, 2005.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $14,263 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $3,459 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	16	$(18)
Eurodollar December Futures	Long	12/2005	649	(691)
Euro-Bobl 5-Year Note Futures	Long	12/2005	24	(25)
Euro-Bund 10-Year Note Futures	Long	12/2005	825	(372)
Euro-Bund Purchased Put Options Strike @ 113.500	Long	12/2005	800	0
Government of Japan 10-Year Note Futures	Long	12/2005	77	(1,349)
U. S. Treasury 5-Year Note Futures	Long	12/2005	160	(230)
U.S. Treasury 10-Year Note Futures	Short	12/2005	413	343
U.S. Treasury 30-Year Bond Futures	Long	12/2005	30	(68)

				$(2,410)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  91

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

(g)	Swap agreements outstanding at September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	$500	$7
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,300	(3)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	900	(1)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(32)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(4)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	(2)
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	500	(4)
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	(4)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	2,200	(66)
UBS Warburg LLC	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	3,600	(5)
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	3,600	7

						$(107)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2010	A$	60,000	$(468)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	471
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	37,800	1,039
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,600	(2)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,300	(30)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,500	156
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	216
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		39,600	(374)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2015		4,800	43
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	2
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,100	(22)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,200	18
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,900	(6)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		8,200	366
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		6,700	237
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		500	4
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(4)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(145)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,100	10
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(346)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		4,500	39
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	4
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		5,000	8
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		6,000	(25)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	(66)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2015		14,200	(1,371)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,700	(225)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		130,800	(6,869)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	11
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,300	(37)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	1,250
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	5
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		8,900	(107)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		44,600	(88)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	12
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		10,300	(21)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	374
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,040,000	94
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(149)

92  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006	$78,000	$2
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007	141,500	(568)
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010	16,800	60
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	61,000	1,085
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	118,100	3,025
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	1,500	20
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	176,700	(304)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	9,800	126
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	110,800	1,483
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	5,000	48
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	29,400	141
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025	2,000	90
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007	26,800	202
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	15,300	207
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	8,400	91
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,000	42
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010	6,900	59
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	4,900	77
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	39,000	112

						$(56)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/22/2005	120	$26	$2
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	120	24	54

				$50	$56

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006	$5,000	$60	$14

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open at September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value**
Freddie Mac	4.500%	10/13/2035	$20,000	$19,244	$19,032
U.S. Treasury Note	3.000	02/15/2009	500	486	483
U.S. Treasury Note	3.375	09/15/2009	300	291	292
U.S. Treasury Note	4.250	11/15/2014	1,300	1,312	1,314

				$21,333	$21,121

**	Market value includes $26 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding at September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	6,542	10/2005	$109	$0	$109
Buy		2,340	11/2005	15	0	15
Buy	BP	61,807	10/2005	0	(2,197)	(2,197)
Sell		13,256	10/2005	409	0	409
Buy	BR	1,690	02/2006	32	0	32
Buy	C$	45,092	10/2005	973	0	973
Buy	CP	401,098	02/2006	9	0	9
Buy	DK	109,534	12/2005	0	(721)	(721)
Buy	EC	265,078	10/2005	0	(9,735)	(9,735)
Sell		5,501	10/2005	163	0	163
Buy		111,672	11/2005	86	(30)	56
Sell		1,852	11/2005	6	0	6
Buy	IR	11,688,300	10/2005	82	0	82
Sell		11,688,300	10/2005	0	(14)	(14)
Buy		11,688	01/2006	0	(1,083)	(1,083)
Buy	JY	40,021,038	10/2005	1	(9,873)	(9,872)
Sell		675,020	10/2005	31	0	31
Buy	KW	1,767,100	02/2006	0	(53)	(53)
Buy	PN	2,326	03/2006	0	(12)	(12)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  93

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PZ	5,661	02/2006	$18	$0	$18
Buy	RP	1,306	03/2006	0	0	0
Buy	S$	482	02/2006	0	(8)	(8)
Buy		217	03/2006	0	(1)	(1)
Buy	SK	124,672	12/2005	0	(776)	(776)
Buy	SR	8,719	02/2006	23	0	23
Buy	T$	11,164	02/2006	0	(16)	(16)
Buy		25,793	03/2006	0	(3)	(3)

				$1,957	$(24,522)	$(22,565)

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$611	$607	0.05%

94  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.0%

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$450	$495

Total Aruba (Cost $448)			495

AUSTRALIA (j) 0.2%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	499
Crusade Global Trust
4.120% due 02/15/2030 (a)		$218	218
GMAC Australia Finance
1.120% due 03/23/2006	JY	300,000	2,639
Homeside Mortgage Securities Trust
3.810% due 01/20/2027 (a)		$381	374
Medallion Trust
3.791% due 07/12/2031 (a)		1,054	1,052
Torrens Trust
4.028% due 07/15/2031 (a)		438	438

Total Australia (Cost $5,270)			5,220

AUSTRIA (j) 0.7%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,222

Total Austria (Cost $13,904)			17,222

BELGIUM (j) 0.6%

Kingdom of Belgium
7.500% due 07/29/2008	EC	10,500	14,324

Total Belgium (Cost $10,265)			14,324

BRAZIL 0.5%

Republic of Brazil
4.313% due 04/15/2009 (a)		$5,318	5,291
4.313% due 04/15/2012 (a)		412	406
8.000% due 01/15/2018		4,327	4,593
8.875% due 10/14/2019		1,000	1,088

Total Brazil (Cost $10,774)			11,378

CANADA (j) 0.1%

Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	2,100	1,919

Total Canada (Cost $1,760)			1,919

CAYMAN ISLANDS (j) 0.5%

Cypress Tree Investment Partners I Ltd.
3.999% due 10/15/2009 (a)		$1,293	1,297
Mizuho Financial Group Cayman Ltd.
1.523% due 11/29/2049 (a)	JY	300,000	2,644
Pylon Ltd.
6.036% due 12/29/2008 (a)	EC	1,350	1,676
Redwood Capital Ltd.
7.904% due 01/09/2006 (a)		$2,300	2,304
SHL Corp. Ltd.
0.757% due 12/25/2024 (a)	JY	25,655	224
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$3,900	3,916

Total Cayman Islands (Cost $12,316)			12,061

DENMARK (j) 0.0%

Nykredit Konvertible
6.000% due 10/01/2029	DK	3,586	606
Unikredit Realkredit
6.000% due 07/01/2029		2,759	466

Total Denmark (Cost $697)			1,072

FRANCE (j) 13.3%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,405
Republic of France
7.250% due 04/25/2006		7,000	8,641
5.250% due 04/25/2008		26,800	34,399
4.000% due 04/25/2009		8,050	10,145
4.000% due 10/25/2009		30,070	38,074
4.000% due 04/25/2014		39,700	51,052
4.000% due 10/25/2014		111,700	143,658
6.000% due 10/25/2025		3,400	5,535
5.750% due 10/25/2032		10,300	16,964
4.750% due 04/25/2035		1,100	1,597
4.000% due 04/25/2055		600	782

Total France (Cost $291,305)			312,252

GERMANY (j) 26.0%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,546
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,117
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	553
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,811
Republic of Germany
4.000% due 07/04/2009		2,900	3,660
5.375% due 01/04/2010		4,100	5,462
5.250% due 07/04/2010		33,300	44,531
5.250% due 01/04/2011		28,400	38,267
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		74,500	100,481
5.000% due 07/04/2012		300	407
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		20,500	25,911
4.250% due 01/04/2014		94,252	123,190
4.250% due 07/04/2014		11,100	14,519
6.250% due 01/04/2024		7,600	12,538
6.500% due 07/04/2027		95,560	166,173
5.625% due 01/04/2028		8,870	14,037
6.250% due 01/04/2030		10,750	18,491
5.500% due 01/04/2031		15,400	24,362
4.750% due 07/04/2034		4,300	6,246

Total Germany (Cost $574,092)			608,443

IRELAND (j) 0.3%

Celtic Residential Irish Mortgage Securitisation
2.344% due 06/13/2035 (a)	EC	2,115	2,553
Emerald Mortgages PLC
2.375% due 10/22/2035 (a)		562	678
2.375% due 04/30/2028 (a)		2,219	2,661

Total Ireland (Cost $5,134)			5,892

ITALY (j) 0.4%

Republic of Italy
5.500% due 11/01/2010	EC	1,700	2,303
5.250% due 08/01/2011		3,400	4,605
Siena Mortgage SpA
2.411% due 02/28/2037 (a)		1,133	1,354
Upgrade SpA
2.373% due 12/31/2035 (a)		1,000	1,191

Total Italy (Cost $7,601)			9,453

JAPAN (j) 16.4%

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,026
Government of Japan
0.700% due 09/20/2008	JY	2,980,000	26,465
1.300% due 09/20/2012		380,000	3,392
1.600% due 09/20/2013		8,640,000	78,226
1.500% due 03/20/2014		10,910,000	97,635
1.600% due 06/20/2014		8,010,000	72,061
1.600% due 09/20/2014		5,710,000	51,273
2.400% due 06/20/2024		822,000	7,731
2.300% due 05/20/2030		1,961,100	17,412
2.400% due 03/20/2034		300,000	2,661
2.300% due 06/20/2035		1,110,000	9,569
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$8,400	8,307
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		1,300	1,296

Total Japan (Cost $400,789)			383,054

MEXICO 0.1%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,125
9.625% due 12/02/2008		1,290	1,458

Total Mexico (Cost $2,301)			2,583

NETHERLANDS (j) 1.1%

Delphinus BV
2.403% due 04/25/2093 (a)	EC	1,500	1,804
Dutch Mortgage-Backed Securities BV
2.386% due 10/02/2079 (a)		3,000	3,626
2.382% due 11/20/2035 (a)		1,614	1,950
Holland Euro-Denominated Mortgage-Backed Series
2.389% due 04/18/2012 (a)		1,387	1,651
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	14,574
3.750% due 07/15/2014		2,500	3,158

Total Netherlands (Cost $23,869)			26,763

NEW ZEALAND (j) 0.1%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	3,006	2,784

Total New Zealand (Cost $1,840)			2,784

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$2,000	2,167

Total Panama (Cost $2,148)			2,167

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$2,000	2,170

Total Peru (Cost $2,170)			2,170

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  95

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
RUSSIA (j) 0.2%

Gaz Capital S.A.
5.875% due 06/01/2015	EC	700	$938
Russian Federation
10.000% due 06/26/2007		$1,630	1,778
8.250% due 03/31/2010		400	434
5.000% due 03/31/2030 (a)		2,200	2,533

Total Russia (Cost $5,425)			5,683

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$2,480	2,574

Total South Africa (Cost $2,620)			2,574

SPAIN (j) 3.6%

Caja Madrid
2.132% due 05/31/2006 (a)	EC	2,600	3,124
Hipotebansa Mortgage Securitization Fund
2.271% due 07/18/2022 (a)		1,460	1,702
Hipotebansa V
2.261% due 01/18/2018 (a)		1,068	1,248
Kingdom of Spain
5.150% due 07/30/2009		37,730	49,514
5.350% due 10/31/2011		11,100	15,188
4.200% due 07/30/2013		2,200	2,862
5.750% due 07/30/2032		4,500	7,392
4.200% due 01/31/2037		2,300	3,059

Total Spain (Cost $67,898)			84,089

SUPRANATIONAL (j) 0.4%

European Investment Bank
4.000% due 10/15/2037	EC	6,600	8,321

Total Supranational (Cost $8,385)			8,321

TUNISIA (j) 0.3%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	290
7.375% due 04/25/2012		500	567
4.500% due 06/22/2020	EC	4,600	5,628

Total Tunisia (Cost $6,422)			6,485

UNITED KINGDOM (j) 3.8%

Bauhaus Securities Ltd.
2.446% due 10/30/2052 (a)	EC	3,309	3,988
Dolerite Funding PLC
4.100% due 08/20/2032 (a)		$1,138	1,140
Haus Ltd.
2.414% due 12/14/2037 (a)	EC	5,576	6,398
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$5,900	5,811
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)	EC	500	732
SRM Investment Ltd.
2.352% due 08/26/2034 (a)	EC	445	537
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,803
4.750% due 06/07/2010		3,800	6,854
5.000% due 03/07/2012		12,830	23,580
8.000% due 09/27/2013		14,100	31,089

Total United Kingdom (Cost $88,269)			88,932

UNITED STATES (j) 51.8%

Asset-Backed Securities 0.7%

Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		$40	40
4.240% due 03/25/2033 (a)		90	90
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.770% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)		107	107
4.230% due 10/25/2032 (a)		312	313
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		3,000	3,000
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)		121	121
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		172	174
EQCC Home Equity Loan Trust
4.046% due 03/20/2030 (a)		45	46
First Alliance Mortgage Loan Trust
4.026% due 12/20/2027 (a)		39	39
Home Equity Asset Trust
3.980% due 08/25/2034 (a)		651	651
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		356	356
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		1,380	1,386
Mesa Trust Asset-Backed Certificates
4.230% due 11/25/2031 (a)		1,032	1,034
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		512	512
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)		2,504	2,504
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)		57	57
Quest Trust
4.390% due 06/25/2034 (a)		2,714	2,720
Residential Asset Mortgage Products, Inc.
3.930% due 04/25/2025 (a)		140	140
Residential Asset Securities Corp.
4.080% due 07/25/2032 (a)		1,241	1,244

			16,438

Corporate Bonds & Notes 2.0%

Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		900	911
Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	504
Ford Motor Credit Co.
4.740% due 11/16/2006 (a)		3,300	3,289
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,586
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		$200	199
Georgia-Pacific Corp.
7.375% due 07/15/2008		600	631
GPU, Inc.
7.700% due 12/01/2005		500	503
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		4,670	4,794
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	409
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)		1,200	1,340
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		1,400	1,525
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)		15,100	15,100
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		11,800	11,801
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	508

			46,100

Mortgage-Backed Securities 1.9%

Bank of America Mortgage Securities
5.000% due 05/25/2034		6,698	6,630
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,139
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/2035 (a)		173	173
CS First Boston Mortgage Securities Corp.
5.730% due 05/25/2032 (a)		147	147
4.380% due 08/25/2033 (a)		1,430	1,438
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,340	4,351
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,172
Impac CMB Trust
4.230% due 07/25/2033 (a)		344	344
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,884
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		616	627
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		4,996	5,003
5.131% due 10/25/2032 (a)		718	718
4.100% due 12/25/2027 (a)		7,001	7,000
4.237% due 12/25/2040 (a)		407	406
4.007% due 02/27/2034 (a)		1,932	1,912

			44,944

Municipal Bonds & Notes 2.2%

California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,276
5.250% due 07/01/2013		3,500	3,872
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,256
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,666
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	326
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	217
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,563
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,482
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	226
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,308
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	833
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		1,300	1,441

96  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	$1,500	$1,555
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	343
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,081
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025	3,105	3,180
5.600% due 06/01/2035	400	412
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,100	3,464
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	875
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,600
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	207
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	427
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	555
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	444
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	310	329
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	647
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,193
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013	3,500	3,669
5.500% due 06/01/2014	300	321
5.500% due 06/01/2017	600	654
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,087
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	207

		51,716

	Shares

Preferred Security 0.3%

DG Funding Trust
3.360% due 12/29/2049 (a)	640	6,852

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	30,433	1,676

	Principal Amount (000s)

U.S. Government Agencies 31.0%

Fannie Mae
3.870% due 07/25/2035 (a)	$1,741	1,742
3.950% due 03/25/2034 (a)	1,084	1,086
4.165% due 11/01/2022 (a)	56	58
4.198% due 11/01/2034 (a)	16,500	16,332
4.575% due 01/01/2023 (a)	65	67
4.962% due 08/01/2023 (a)	278	284
4.989% due 12/01/2034 (a)	3,584	3,608
5.000% due 11/25/2032-10/13/2035 (c)	33,203	32,460
5.238% due 12/01/2030 (a)	89	92
5.500% due 11/01/2028-10/13/2035 (c)	543,975	544,211
5.766% due 04/01/2032 (a)	207	210
6.500% due 02/01/2026-11/01/2034 (c)	2,793	2,879
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,209
5.665% due 03/22/2006	3,200	3,218
Freddie Mac
4.065% due 10/25/2044 (a)	22,100	22,176
4.500% due 06/01/2035	39,645	37,735
5.000% due 12/15/2031-08/15/2035 (c)	8,312	7,897
5.216% due 06/01/2022 (a)	439	447
9.050% due 06/15/2019	9	9
Government National Mortgage Association
3.750% due 07/20/2022-08/20/2027 (a)(c)	1,171	1,189
4.125% due 11/20/2021-11/20/2030 (a)(c)	490	498
4.375% due 05/20/2022-05/20/2030 (a)(c)	3,315	3,346
6.000% due 08/20/2034	5,777	5,907
Small Business Administration
5.980% due 11/01/2022	6,839	7,175
6.344% due 08/10/2011	3,233	3,404
6.640% due 02/10/2011	1,681	1,781
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,623
5.880% due 04/01/2036	8,145	9,289
5.980% due 04/01/2036	1,855	2,144

		727,076

U.S. Treasury Obligations 13.6%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	319	325
2.000% due 07/15/2014	8,433	8,617
1.625% due 01/15/2015	1,028	1,016
1.875% due 07/15/2015	2,724	2,749
3.625% due 04/15/2028	1,201	1,572
U.S. Treasury Bonds
8.750% due 05/15/2017	8,900	12,332
8.875% due 02/15/2019	16,100	23,069
8.125% due 08/15/2019	50,100	68,416
7.875% due 02/15/2021	5,500	7,483
8.125% due 05/15/2021	27,400	38,130
U.S. Treasury Notes
3.000% due 02/15/2009	144,800	139,393
3.625% due 06/15/2010	300	292
3.875% due 09/15/2010	260	256
4.250% due 11/15/2013	11,200	11,155
4.250% due 11/15/2014	1,600	1,589
4.125% due 05/15/2015	1,200	1,180

		317,574

Total United States (Cost $1,217,838)		1,212,376

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	$2,000	18
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009	9,700	1,222

Total Purchased Call Options (Cost $561)		1,240

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009	$9,700	283

Total Purchased Put Options (Cost $676)		283

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 10.9%

Commercial Paper 7.7%

Rabobank USA Financial Corp.
3.880% due 10/03/2005	$51,100	51,100
TotalFinalElf Capital S.A.
3.727% due 11/23/2005	63,700	63,364
UBS Finance Delaware LLC
3.365% due 10/14/2005	3,700	3,696
3.750% due 12/13/2005	23,400	23,213
3.975% due 01/30/2006	38,100	37,588

		178,961

Repurchase Agreements 0.8%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $13,300. Repurchase proceeds are $13,004.)	13,000	13,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,624. Repurchase proceeds are $5,512.)	5,510	5,510

		18,510

U.S. Treasury Bills 2.4%

3.417% due 12/01/2005-12/15/2005 (c)(e)(f)	57,220	56,797

Total Short-Term Instruments (Cost $254,343)		254,268

Total Investments (d) 131.6% (Cost $3,019,120)		$3,083,503

Written Options (h) (0.0%) (Premiums $394)		(817)

Other Assets and Liabilities (Net) (31.6%)		(739,917)

Net Assets 100.0%		$2,342,769

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  97

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $39,858 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $43,911 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $7,671 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	570	$(584)
Eurodollar December Futures	Long	12/2005	830	(884)
Euro-Bund 10-Year Note Futures	Long	12/2005	1,626	(691)
Government of Japan 10-Year Note Futures	Long	12/2005	130	(2,231)
U. S. Treasury 5-Year Note Futures	Long	12/2005	2,817	(3,664)
U.S. Treasury 10-Year Note Futures	Short	12/2005	666	542
U.S. Treasury 30-Year Bond Futures	Long	12/2005	55	(200)

				$(7,712)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$(23)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(122)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(54)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	(36)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	107,500	932
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		14,300	(10)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		5,300	(62)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,700	114
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,500	483
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		45,100	(209)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,500	(27)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		19,800	(24)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(111)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,400	(1)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	597
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(334)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		33,000	517
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(62)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	14
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	1,000	7
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		17,000	(456)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(2)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(145)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	22
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(156)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		5,500	45
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	46
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		7,000	8
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		8,000	(32)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(1,884)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(505)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		11,600	(244)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	(876)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	132
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(1,205)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	(276)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	14
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	85
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	(661)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	(131)

98  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	85,200	$4,763
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		13,500	(22)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	2
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(212)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(267)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(76)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,591)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	9
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(2,286)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,740,000	247
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	(14)
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2010		72,400	(62)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,100	2
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		56,100	1,804
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		19,100	(15)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		14,000	632
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		178,600	(684)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		87,000	1,548
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		199,500	5,376
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		2,400	32
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		284,000	(425)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		92,700	(410)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		314,100	2,510
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		77,700	864
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		9,900	113
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		50,800	255
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		4,000	180
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		10,600	92
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		23,200	243
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		31,300	268
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		6,600	104
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		73,200	211

							$8,559

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$(13)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,400	(2)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	16,000	(51)
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	(4)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	1,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	800	13
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	(2)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	7
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	22
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	32
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,000	(6)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,100	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	59
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	4,600	(138)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	6,300	(9)
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	6,300	12

						$(10)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  99

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$10,000	$296	$763
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	5,000	60	14
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	40

						$394	$817

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value***
Freddie Mac	4.500%	10/13/2035	$40,000	$38,488	$38,062
U.S. Treasury Note	3.000	02/15/2009	161,100	156,473	155,872
U.S. Treasury Note	5.500	05/15/2009	13,500	14,229	14,411
U.S. Treasury Note	3.375	09/15/2009	124,500	120,766	121,197
U.S. Treasury Note	4.000	02/15/2015	7,600	7,520	7,448

				$337,476	$336,990

***	Market value includes $1,525 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	10/2005	$0	$(14)	$(14)
Buy	BP	50	10/2005	0	0	0
Sell		42,048	10/2005	1,604	0	1,604
Buy	BR	3,439	10/2005	129	0	129
Buy		893	02/2006	26	0	26
Sell	C$	1,892	10/2005	0	(36)	(36)
Buy	CP	370,243	02/2006	15	0	15
Sell	DK	9,802	12/2005	65	0	65
Buy	EC	22,002	10/2005	0	(608)	(608)
Sell		652	10/2005	4	0	4
Buy		19,770	11/2005	34	0	34
Sell		631,920	11/2005	1,133	0	1,133
Buy	H$	6,687	10/2005	1	0	1
Buy	IR	21,600,600	10/2005	151	0	151
Sell		21,600,600	10/2005	0	(26)	(26)
Buy		21,600,600	01/2006	93	0	93
Sell	JY	35,411,445	10/2005	9,361	0	9,361
Buy	KW	642,500	01/2006	0	(14)	(14)
Buy		349,400	02/2006	0	(7)	(7)
Buy		1,027,000	03/2006	0	(18)	(18)
Buy	MP	4,440	02/2006	6	0	6
Buy		3,064	03/2006	2	0	2
Buy	N$	2,865	10/2005	33	0	33
Sell		5,468	10/2005	0	(26)	(26)
Buy	PN	1,194	02/2006	0	(10)	(10)
Buy		1,867	03/2006	0	(10)	(10)
Buy	PZ	1,724	02/2006	6	0	6
Buy		1,767	03/2006	0	(5)	(5)
Buy	RR	9,589	01/2006	4	0	4
Buy		12,830	02/2006	2	0	2
Buy	S$	605	10/2005	0	(1)	(1)
Buy		485	01/2006	0	(7)	(7)
Buy		595	02/2006	0	(6)	(6)
Buy	SV	8,948	02/2006	0	(12)	(12)
Buy		10,968	03/2006	0	(6)	(6)
Buy	T$	14,910	02/2006	0	(15)	(15)
Buy		10,317	03/2006	0	(1)	(1)

				$12,669	$(822)	$11,847

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$916	$911	0.04%

100  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.0%

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$150	$165

Total Aruba (Cost $150)			165

AUSTRALIA 0.0%

Crusade Global Trust
4.120% due 02/15/2030 (a)		$106	106
Homeside Mortgage Securities Trust
3.810% due 01/20/2027 (a)		197	193
Medallion Trust
3.791% due 07/12/2031 (a)		590	589
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (a)		96	96
Torrens Trust
4.028% due 07/15/2031 (a)		219	219

Total Australia (Cost $1,209)			1,203

AUSTRIA (j) 0.3%

Republic of Austria
5.000% due 01/15/2008	EC	3,000	3,810
5.500% due 01/15/2010		600	803

Total Austria (Cost $3,481)			4,613

BRAZIL 0.6%

Republic of Brazil
4.313% due 04/15/2009 (a)		$1,217	1,211
4.313% due 04/15/2012 (a)		82	81
10.500% due 07/14/2014		4,800	5,822
8.000% due 01/15/2018		844	896
8.875% due 10/14/2019		500	544
8.250% due 01/20/2034		700	705

Total Brazil (Cost $8,906)			9,259

CAYMAN ISLANDS (j) 0.7%

AIG SunAmerica Institutional Funding II Ltd.
3.009% due 06/15/2007 (a)	C$	4,400	3,782
Mizuho Financial Group Cayman Ltd.
1.523% due 11/29/2049 (a)	JY	300,000	2,644
Pylon Ltd.
6.036% due 12/29/2008 (a)	EC	1,500	1,862
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		$1,000	1,001
SHL Corp. Ltd.
0.757% due 12/25/2024 (a)	JY	34,769	303
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$1,500	1,506

Total Cayman Islands (Cost $11,115)			11,098

DENMARK (j) 0.0%

Nykredit Konvertible
6.000% due 10/01/2029	DK	1,886	319
Unikredit Realkredit
6.000% due 07/01/2029		251	42

Total Denmark (Cost $234)			361

FRANCE (j) 5.8%

Auto Asset-Backed Securities Compartment
2.343% due 10/28/2011 (a)	EC	518	623
Axa S.A.
3.750% due 01/01/2017		397	674
Republic of France
3.500% due 01/12/2009	EC	13,800	17,090
4.000% due 04/25/2009		560	706
4.000% due 10/25/2009		16,080	20,360
4.000% due 04/25/2014		600	772
4.000% due 10/25/2014		32,100	41,284
5.750% due 10/25/2032		4,100	6,752
4.750% due 04/25/2035		700	1,016
4.000% due 04/25/2055		400	521

Total France (Cost $88,797)			89,798

GERMANY (j) 22.7%

Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,350	1,691
KFW International Finance, Inc.
3.500% due 11/15/2005		5,300	6,380
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		520	653
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	671
Republic of Germany
4.000% due 07/04/2009		2,200	2,776
5.375% due 01/04/2010		1,900	2,531
5.250% due 07/04/2010		21,800	29,153
5.250% due 01/04/2011		51,200	68,988
5.000% due 01/04/2012		24,100	32,505
5.000% due 07/04/2012		16,000	21,682
4.500% due 01/04/2013		21,040	27,841
3.750% due 07/04/2013		2,300	2,907
4.250% due 01/04/2014		39,000	50,974
6.250% due 01/04/2024		5,300	8,744
6.500% due 07/04/2027		25,280	43,960
4.750% due 07/04/2028		1,300	1,849
6.250% due 01/04/2030		14,200	24,426
5.500% due 01/04/2031		6,200	9,808
4.750% due 07/04/2034		4,100	5,955

Total Germany (Cost $339,293)			343,494

IRELAND (j) 0.3%

Celtic Residential Irish Mortgage Securitisation
2.344% due 06/13/2035 (a)	EC	3,173	3,829

Total Ireland (Cost $3,829)			3,829

ITALY (j) 1.1%

Republic of Italy
4.500% due 05/01/2009	EC	4,150	5,310
4.250% due 11/01/2009		2,470	3,151
5.500% due 11/01/2010		1,400	1,897
Siena Mortgage SpA
2.365% due 12/16/2038 (a)		4,358	5,259

Total Italy (Cost $15,758)			15,617

JAPAN (j) 10.9%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,214
Government of Japan
0.700% due 09/20/2008	JY	630,000	5,595
1.600% due 09/20/2013		3,440,000	31,146
1.500% due 03/20/2014		3,530,000	31,590
1.600% due 06/20/2014		4,900,000	44,082
1.600% due 09/20/2014		3,110,000	27,926
2.400% due 06/20/2024		250,000	2,351
2.300% due 05/20/2030		1,130,000	10,033
2.300% due 06/20/2035		440,000	3,793
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		5,500	5,439
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		900	897

Total Japan (Cost $174,087)			165,066

JERSEY, CHANNEL ISLANDS (j) 0.1%

AIG SunAmerica Institutional Funding III Ltd.
2.269% due 07/17/2006 (a)	EC	800	962

Total Jersey, Channel Islands (Cost $1,044)			962

MEXICO (j) 0.2%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$480	519
9.625% due 12/02/2008		650	735
United Mexican States
6.750% due 06/06/2006	JY	233,000	2,143

Total Mexico (Cost $3,436)			3,397

NETHERLANDS (j) 1.5%

Delphinus BV
2.423% due 11/28/2031 (a)	EC	5,000	6,043
2.403% due 04/25/2093 (a)		2,000	2,406
Dutch Mortgage-Backed Securities BV
2.386% due 10/02/2079 (a)		1,000	1,209
2.365% due 11/02/2034 (a)		599	713
2.382% due 11/20/2035 (a)		3,227	3,900
2.362% due 07/02/2077 (a)		975	1,170
Holland Euro-Denominated Mortgage-Backed Series
2.389% due 04/18/2012 (a)		793	943
Kingdom of Netherlands
5.000% due 07/15/2011		2,100	2,814
3.750% due 07/15/2014		2,700	3,410

Total Netherlands (Cost $21,655)			22,608

NEW ZEALAND (j) 0.1%

Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	1,307	1,211

Total New Zealand (Cost $609)			1,211

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$1,170	1,268

Total Panama (Cost $1,256)			1,268

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$1,100	1,194

Total Peru (Cost $1,194)			1,194

RUSSIA 0.2%

Russian Federation
10.000% due 06/26/2007		$1,570	1,712
8.250% due 03/31/2010		700	760
5.000% due 03/31/2030 (a)		1,000	1,152

Total Russia (Cost $3,537)			3,624

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  101

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$1,261	$1,309

Total South Africa (Cost $1,332)			1,309

SPAIN (j) 3.2%

Banesto Banco de Emisiones
2.160% due 10/04/2006 (a)	EC	1,800	2,163
Caja Madrid
2.132% due 05/31/2006 (a)		1,600	1,922
Hipotebansa V
2.261% due 01/18/2018 (a)		923	1,080
Kingdom of Spain
5.150% due 07/30/2009		6,140	8,058
4.000% due 01/31/2010		980	1,243
4.200% due 07/30/2013		2,900	3,772
5.750% due 07/30/2032		17,500	28,746
4.200% due 01/31/2037		1,300	1,729

Total Spain (Cost $46,329)			48,713

SUPRANATIONAL (j) 0.5%

European Investment Bank
4.000% due 10/15/2037	EC	6,200	7,817

Total Supranational (Cost $7,877)			7,817

TUNISIA (j) 0.3%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	106
7.375% due 04/25/2012		600	681
4.500% due 06/22/2020	EC	2,600	3,181

Total Tunisia (Cost $3,933)			3,968

UNITED KINGDOM (j) 4.4%

Bauhaus Securities Ltd.
2.446% due 10/30/2052 (a)	EC	8,547	10,301
Dolerite Funding PLC
4.100% due 08/20/2032 (a)		$467	468
Haus Ltd.
2.414% due 12/14/2037 (a)	EC	2,492	2,859
HBOS PLC
5.920% due 09/29/2049 (a)		$3,900	3,841
Holmes Financing PLC
2.359% due 10/15/2009 (a)	EC	1,800	2,168
2.379% due 07/25/2010 (a)		3,200	3,857
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		2,410	3,170
SRM Investment Ltd.
2.352% due 08/26/2034 (a)		801	966
United Kingdom Gilt
5.000% due 03/07/2008	BP	3,900	7,007
4.750% due 06/07/2010		7,300	13,167
5.000% due 03/07/2012		7,400	13,600
8.000% due 09/27/2013		2,100	4,630

Total United Kingdom (Cost $64,710)			66,034

UNITED STATES (j) 56.8%

Asset-Backed Securities 2.0%

AAA Trust
3.930% due 11/26/2035 (a)		$9,201	9,202
AFC Home Equity Loan Trust
4.140% due 12/22/2027 (a)		69	69
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		15	15
4.240% due 03/25/2033 (a)		32	32
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (a)		92	93
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.770% due 06/25/2029 (a)		252	252
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)		49	50
4.230% due 10/25/2032 (a)		156	157
4.280% due 03/25/2043 (a)		167	168
Centex Home Equity Co., LLC
4.110% due 01/25/2034 (a)		543	544
Citibank Credit Card Master Trust
5.750% due 07/16/2007	DM	1,000	648
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		$865	866
3.850% due 09/25/2035 (a)		1,500	1,500
Conseco Finance Corp.
4.138% due 12/15/2029 (a)		93	93
Countrywide Asset-Backed Certificates
3.970% due 06/25/2035 (a)		194	195
3.910% due 10/25/2035 (a)		3,099	3,101
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		57	57
4.160% due 05/25/2043 (a)		489	489
Fieldstone Mortgage Investment Corp.
4.120% due 01/25/2035 (a)		727	729
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)		1,199	1,200
GSAMP Trust
4.020% due 10/25/2033 (a)		530	530
3.930% due 03/25/2035 (a)		896	896
Home Equity Asset Trust
4.290% due 05/25/2033 (a)		222	222
3.980% due 08/25/2034 (a)		366	366
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		118	118
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)		38	38
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		279	279
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		3	3
Novastar Home Equity Loan
4.105% due 04/25/2028 (a)		276	276
4.260% due 08/25/2028 (a)		156	156
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)		186	186
Quest Trust
4.390% due 06/25/2034 (a)		1,592	1,596
4.010% due 03/25/2035 (a)		4,016	4,015
Residential Asset Mortgage Products, Inc.
3.930% due 04/25/2025 (a)		58	58
4.110% due 06/25/2032 (a)		116	116
Residential Asset Securities Corp.
3.960% due 04/25/2013 (a)		122	122
4.080% due 07/25/2032 (a)		522	524
Residential Funding Mortgage Securities II, Inc.
3.960% due 07/25/2018 (a)		117	117
Saxon Asset Securities Trust
4.100% due 01/25/2032 (a)		117	117
4.230% due 12/25/2032 (a)		3	3
SLM Student Loan Trust
3.630% due 07/27/2009 (a)		149	149
Soundview Home Equity Loan Trust
3.980% due 10/25/2012 (a)		66	66
Specialty Underwriting & Residential Finance
4.160% due 06/25/2034 (a)		101	101

			29,514

Corporate Bonds & Notes 1.7%

Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		$700	709
Caesars Entertainment, Inc.
7.875% due 12/15/2005		200	202
DaimlerChrysler NA Holding Corp.
4.026% due 03/07/2007 (a)		6,700	6,693
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)		200	205
General Electric Capital Corp.
0.100% due 12/20/2005	JY	300,000	2,643
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		$385	383
5.050% due 01/16/2007 (a)		900	885
7.430% due 12/01/2021		96	96
Georgia-Pacific Corp.
7.375% due 07/15/2008		400	421
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		250	252
HCA, Inc.
7.000% due 07/01/2007		1,500	1,541
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		760	780
Mirage Resorts, Inc.
6.750% due 08/01/2007		900	920
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)		400	447
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		500	545
Morgan Stanley Dean Witter & Co.
3.734% due 01/18/2008 (a)		2,100	2,103
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		7,300	7,301

			26,126

Mortgage-Backed Securities 3.0%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		2,391	2,352
Bank of America Mortgage Securities
5.000% due 05/25/2034		4,491	4,445
Citicorp Mortgage Securities, Inc.
7.430% due 01/01/2024		106	107
Countrywide Home Loan Mortgage Pass-Through Trust
4.160% due 02/25/2035 (a)		1,967	1,969
4.150% due 03/25/2035 (a)		8,629	8,644
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		372	376
5.730% due 05/25/2032 (a)		57	57
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,893	2,901
GS Mortgage Securities Corp.
3.918% due 11/15/2015 (a)		175	175
6.526% due 08/15/2011		400	434
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,479
Mellon Residential Funding Corp.
4.208% due 12/15/2030 (a)		1,855	1,857
Morgan Stanley Capital I
3.908% due 04/15/2016 (a)		1,056	1,057
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		192	195
Sequoia Mortgage Trust
4.139% due 10/19/2026 (a)		1,414	1,416
4.146% due 07/20/2033 (a)		2,487	2,491
Structured Asset Mortgage Investments, Inc.
4.079% due 09/19/2032 (a)		2,089	2,090
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		2,543	2,547
5.131% due 10/25/2032 (a)		206	206
4.100% due 12/25/2027 (a)		3,945	3,944

102  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Washington Mutual, Inc.
4.060% due 04/25/2045 (a)	$5,213	$5,198

		44,940

Municipal Bonds & Notes 1.3%

Baltimore County, Maryland General Obligation Bonds, Series 2004
5.000% due 08/01/2012	300	328
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036	200	209
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	900	1,000
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	200	217
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	300	310
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	100	108
City & County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010	500	537
Florida State Department Environmental Protection Preservation Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2011	550	593
Florida State Turnpike Authority Revenue Bonds, Series 2003-C
5.000% due 07/01/2033	1,445	1,503
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	300	345
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033	400	406
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011	800	887
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	300	311
Illinois State General Obligation Bonds, Series 2004-B
5.000% due 03/01/2013	200	216
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	100	104
Irving, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2011	100	108
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,000	2,235
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	400	419
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	200	219
Los Angeles, California Wastewater System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2032	1,400	1,463
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	944
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	800	873
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	104
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	200	206
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	200	222
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,000	1,069
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	200	212
New York City, New York Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035	1,200	1,243
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011	800	877
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013	1,400	1,468
5.500% due 06/01/2017	200	218
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	400	437

		19,391

	Shares

Preferred Security 0.1%

DG Funding Trust
3.360% due 12/29/2049 (a)	130	1,392

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	22,518	1,240

	Principal Amount (000s)

U.S. Government Agencies 34.6%

Fannie Mae
0.000% due 06/01/2017	$30,300	17,343
4.198% due 11/01/2034 (a)	11,500	11,383
4.358% due 11/01/2023 (a)	18	19
4.880% due 03/01/2024 (a)	25	26
4.989% due 12/01/2034 (a)	2,048	2,061
5.000% due 07/01/2018- 10/13/2035 (d)	18,566	18,162
5.500% due 10/01/2017- 10/13/2035 (d)	395,569	395,739
6.470% due 09/25/2012	1,000	1,111
9.000% due 04/01/2016	41	44
15.750% due 12/01/2011	2	2
Federal Farm Credit Bank
7.530% due 04/15/2009	475	522
Federal Home Loan Bank
5.750% due 08/15/2011	500	530
Federal Housing Administration
7.400% due 02/01/2021	439	442
Freddie Mac
4.065% due 10/25/2044 (a)	13,867	13,914
4.500% due 06/01/2035- 09/15/2035 (d)	33,023	31,876
5.000% due 12/15/2031	3,600	3,548
5.016% due 02/01/2029 (a)	673	690
5.100% due 05/01/2023 (a)	132	135
Government National Mortgage Association
3.750% due 07/20/2022- 09/20/2026 (a)(d)	313	317
4.125% due 12/20/2023- 12/20/2026 (a)(d)	145	147
4.250% due 01/20/2030 (a)	229	233
4.372% due 02/16/2030 (a)	460	464
4.375% due 05/20/2022- 05/20/2030 (a)(d)	868	876
6.000% due 08/20/2034	3,697	3,780
8.500% due 12/15/2029- 02/15/2031 (d)	431	471
Small Business Administration
6.640% due 02/10/2011	879	931
7.640% due 03/10/2010	108	117
4.570% due 06/01/2025	6,700	6,588
Tennessee Valley Authority
4.875% due 12/15/2016	6,700	6,939
5.880% due 04/01/2036	3,900	4,448
7.140% due 05/23/2012	1,000	1,143

		524,001

U.S. Treasury Obligations 14.0%

Treasury Inflation Protected Securities (c)
3.500% due 01/15/2011	2,806	3,092
3.000% due 07/15/2012	8,910	9,699
2.000% due 01/15/2014	6,556	6,694
2.000% due 07/15/2014	6,219	6,355
1.875% due 07/15/2015	201	203
3.625% due 04/15/2028	242	316
U.S. Treasury Bonds
8.875% due 02/15/2019	29,900	42,842
7.875% due 02/15/2021	3,800	5,170
8.125% due 05/15/2021	18,100	25,188
6.250% due 08/15/2023	6,800	8,133
6.625% due 02/15/2027	1,000	1,270
U.S. Treasury Notes
3.875% due 07/15/2010	67,200	66,200
3.875% due 09/15/2010	1,680	1,657
4.250% due 08/15/2013	3,100	3,090
4.250% due 11/15/2013	5,200	5,179
4.000% due 02/15/2015	20,000	19,475
U.S. Treasury Strips
0.000% due 02/15/2019 (b)	11,200	6,090
0.000% due 08/15/2024 (b)	3,500	1,446

		212,099

Total United States (Cost $860,762)		858,703

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  103

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Notional Amount (000s)	Value (000s)
PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	$2,000	$18

Total Purchased Call Options (Cost $59)		18

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME) Strike @ 94.000 Exp. 12/19/2005	202	1
Eurodollar March Futures (CME) Strike @ 92.750 Exp. 03/13/2006	15	0
U.S Treasury Bond 5-Year Futures (CBOT) 6.000% due 12/31/2005 Strike @ 103.500 Exp. 11/22/2005	2,000	31

Total Purchased Put Options (Cost $40)		32

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 9.4%

Commercial Paper 6.1%

Barclays U.S. Funding Corp.
3.830% due 12/27/2005	$27,600	27,335
Rabobank USA Financial Corp.
3.880% due 10/03/2005	15,700	15,700
Skandinaviska Enskilda Banken AB
3.720% due 12/08/2005	31,000	30,770
UBS Finance Delaware LLC
3.715% due 12/08/2005	4,700	4,665
3.750% due 12/13/2005	300	298
3.960% due 01/27/2006	3,700	3,651
3.970% due 01/30/2006	10,000	9,866

		92,285

Repurchase Agreements 0.8%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $7,161. Repurchase proceeds are $7,002.)	7,000	7,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375%-4.875% due 02/15/2007- 02/23/2007 valued at $5,632. Repurchase proceeds are $5,522)	5,520	5,520

		12,520

U.S. Treasury Bills 2.5%

3.438% due 12/01/2005- 12/15/2005 (d)(f)(g)	38,545	38,257

Total Short-Term Instruments (Cost $143,138)		143,062

Total Investments (e) 119.4% (Cost $1,807,770)		$1,808,423

Written Options (i) (0.0%) (Premiums $184)		(321)

Other Assets and Liabilities (Net) (19.4%)		(293,995)

Net Assets 100.0%		$1,514,107

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $32,799 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $29,518 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $6,010 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	235	$(262)
Eurodollar December Futures	Long	12/2005	728	(775)
Euro-Bund 10-Year Note Futures	Long	12/2005	1,279	(793)
Government of Japan 10-Year Note Futures	Long	12/2005	78	(1,342)
U. S. Treasury 5-Year Note Futures	Long	12/2005	1,345	(1,816)
U.S. Treasury 10-Year Note Futures	Short	12/2005	331	281
U.S. Treasury 30-Year Bond Futures	Long	12/2005	672	(2,121)

				$(6,828)

104  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	38,900	$(15)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	(69)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		52,400	(28)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		29,900	(33)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	86,000	636
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		8,000	(97)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		10,000	466
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		600	(41)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		31,900	(364)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		11,400	57
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,900	(106)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		200	0
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,100	317
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,100	(146)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		18,400	285
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,700	(187)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,800	15
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(4)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		3,300	23
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,200	(220)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(2)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		1,600	(39)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,400	12
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		11,800	(280)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		3,600	26
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	1,400	28
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,000	8
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		7,800	(438)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		4,000	(16)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		40,500	(1,655)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,690	(63)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	23
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		5,400	(113)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		20	0
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		800	(33)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		22,000	(28)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	8
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,900	(742)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		64,600	(85)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,400	78
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		7,200	(8)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	6,000	(6)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		70,000	(168)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.035%	05/18/2010	JY	360,000	(203)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(138)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		755,000	(348)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,890,000	(1,652)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,080,000	98
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		770,000	(104)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$31,000	1
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2010		67,200	(58)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		16,300	524
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		45,700	105
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		23,800	601
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		55,200	982
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		88,500	2,603
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(2,368)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		1,500	20
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		184,800	(240)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		36,100	(160)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		14,600	98
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		65,900	844
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	46
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		17,700	76
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		91,900	1,245

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  105

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	$7,800	$91
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	16,200	170
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031	5,500	(1,184)
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010	19,400	166
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	4,000	63
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	29,500	85

						$(1,641)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	$1,500	$22
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,500	(7)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,300	(3)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	11,000	(35)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(4)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	(2)
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	500	(4)
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	(3)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	2,700	(81)
UBS Warburg LLC	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	4,200	(6)
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	4,200	8

						$(115)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on September 30, 2005:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$115.000		11/22/2005	20	$4	$0
Put - CBOT U.S. Treasury Note December Futures		109.000		11/22/2005	20	4	9

						$8	$9

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%*	04/03/2006	$3,900	$116	$298
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006	5,000	60	14

						$176	$312

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	4,339	10/2005	$72	$0	$72
Buy		6,564	11/2005	41	0	41
Buy	BP	38,218	10/2005	0	(1,385)	(1,385)
Sell		10,434	10/2005	544	0	544
Buy	BR	916	10/2005	34	0	34
Buy		1,097	02/2006	28	0	28
Buy	C$	37,471	10/2005	711	0	711
Buy	CP	108,764	02/2006	10	0	10
Buy	DK	71,281	12/2005	0	(469)	(469)
Buy	EC	149,623	10/2005	0	(5,575)	(5,575)
Sell		18,392	10/2005	424	0	424
Buy		58,111	11/2005	39	(5)	34
Sell		358	11/2005	0	0	0
Buy	IR	14,430,000	10/2005	101	0	101
Sell		14,430,000	10/2005	0	(17)	(17)
Buy		14,430,000	01/2006	62	0	62
Buy	JY	36,454,965	10/2005	0	(9,040)	(9,040)
Sell		547,833	10/2005	35	0	35

106  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KW	362,800	01/2006	$0	$(8)	$(8)
Buy		709,500	02/2006	0	(19)	(19)
Buy		529,200	03/2006	0	(9)	(9)
Buy	MP	3,773	02/2006	3	0	3
Buy		1,717	03/2006	1	0	1
Buy	N$	1,887	10/2005	22	0	22
Sell		2,526	10/2005	0	(12)	(12)
Buy	PN	1,168	02/2006	0	(10)	(10)
Buy	PZ	973	02/2006	2	0	2
Buy		618	03/2006	0	(2)	(2)
Buy	RR	5,525	01/2006	3	0	3
Buy		8,827	02/2006	1	0	1
Buy	S$	397	10/2005	0	0	0
Buy		273	01/2006	0	(4)	(4)
Buy		441	02/2006	0	(5)	(5)
Buy	SK	105,860	12/2005	0	(535)	(535)
Buy	SR	2,648	02/2006	7	0	7
Buy	SV	8,446	02/2006	0	(11)	(11)
Buy		5,384	03/2006	0	(3)	(3)
Buy	T$	8,929	02/2006	0	(10)	(10)

				$2,140	$(17,119)	$(14,979)

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$713	$709	0.05%

(l)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	4.500%	10/13/2035	$20,000	$19,244	$19,031

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  107

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.0%

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$50	$55

Total Aruba (Cost $50)			55

AUSTRALIA 0.2%

Crusade Global Trust
4.120% due 02/15/2030 (a)		$23	23
Homeside Mortgage Securities Trust
3.810% due 01/20/2027 (a)		39	39
Medallion Trust
3.791% due 07/12/2031 (a)		179	178
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (a)		24	24
Torrens Trust
4.028% due 07/15/2031 (a)		64	64

Total Australia (Cost $330)			328

BELGIUM (i) 0.2%

Kingdom of Belgium
7.500% due 07/29/2008	EC	250	341

Total Belgium (Cost $244)			341

BRAZIL 0.6%

Republic of Brazil
4.313% due 04/15/2009 (a)		$376	375
9.760% due 06/29/2009 (a)		200	235
10.500% due 07/14/2014		500	607
8.250% due 01/20/2034		100	101

Total Brazil (Cost $1,266)			1,318

CANADA (i) 0.2%

Commonwealth of Canada
5.750% due 06/01/2033	C$	100	107
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		300	274

Total Canada (Cost $348)			381

CAYMAN ISLANDS (i) 0.3%

Redwood Capital Ltd.
7.904% due 01/09/2006 (a)		$300	301
SHL Corp. Ltd.
0.757% due12/25/2024 (a)	JY	1,688	15
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$400	402

Total Cayman Islands (Cost $714)			718

DENMARK (i) 0.0%

Nykredit Konvertible
6.000% due 10/01/2029	DK	504	85
Unikredit Realkredit
6.000% due 07/01/2029		102	17

Total Denmark (Cost $66)			102

FRANCE (i) 8.6%

Axa S.A.
3.750% due 01/01/2017	EC	50	84
Republic of France
4.000% due 10/25/2009		2,260	2,862
4.000% due 04/25/2014		9,300	11,959
4.000% due 10/25/2014		700	900
5.750% due 10/25/2032		1,300	2,141
4.750% due 04/25/2035		100	145

Total France (Cost $17,771)			18,091

GERMANY (i) 19.1%

KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	1,565
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	113
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	266
Republic of Germany
4.000% due 07/04/2009		100	126
3.500% due 10/09/2009		1,000	1,242
5.250% due 07/04/2010		700	936
5.250% due 01/04/2011		6,600	8,893
5.000% due 01/04/2012		600	809
5.000% due 07/04/2012		2,600	3,523
3.750% due 07/04/2013		100	126
4.250% due 01/04/2014		5,600	7,319
4.250% due 07/04/2014		200	262
6.250% due 01/04/2024		600	990
6.500% due 07/04/2027		4,340	7,547
5.625% due 01/04/2028		2,940	4,653
6.250% due 01/04/2030		400	688
4.750% due 07/04/2034		700	1,017

Total Germany (Cost $39,174)			40,075

IRELAND (i) 0.1%

Emerald Mortgages PLC
2.375% due 10/22/2035 (a)	EC	70	85
Lusitano Mortgages PLC
2.416% due 12/15/2035 (a)		152	182

Total Ireland (Cost $248)			267

ITALY (i) 2.5%

Findomestic Securitization Vehicle SRL
2.436% due 12/20/2008 (a)	EC	900	1,082
Republic of Italy
4.500% due 05/01/2009		1,280	1,638
5.500% due 11/01/2010		400	542
Siena Mortgage SpA
2.365% due 12/16/2038 (a)		1,585	1,912

Total Italy (Cost $4,939)			5,174

JAPAN (i) 11.2%

Government of Japan
0.700% due 09/20/2008	JY	310,000	2,753
1.400% due 09/20/2011		270,000	2,442
1.600% due 09/20/2013		290,000	2,626
1.500% due 03/20/2014		350,000	3,132
1.600% due 06/20/2014		600,000	5,398
1.600% due 09/20/2014		490,000	4,400
2.400% due 06/20/2024		4,000	38
2.300% due 05/20/2030		110,100	978
2.400% due 03/20/2034		20,000	177
2.300% due 06/20/2035		70,000	603
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		700	692
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		100	100

Total Japan (Cost $24,437)			23,339

MEXICO 0.2%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$140	151
9.625% due 12/02/2008		190	215

Total Mexico (Cost $326)			366

NETHERLANDS (i) 1.7%

Delphinus BV
2.423% due 11/28/2031 (a)	EC	500	604
2.403% due 04/25/2093 (a)		500	601
2.405% due 06/25/2066 (a)		343	414
Dutch Mortgage-Backed Securities BV
2.386% due 10/02/2079 (a)		1,000	1,209
Holland Euro-Denominated Mortgage-Backed Series
2.389% due 04/18/2012 (a)		198	236
Kingdom of Netherlands
5.000% due 07/15/2011		200	268
3.750% due 07/15/2014		200	253

Total Netherlands (Cost $3,670)			3,585

NEW ZEALAND (i) 0.1%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	130	120

Total New Zealand (Cost $71)			120

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$200	217

Total Panama (Cost $215)			217

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$100	109
9.125% due 02/21/2012		100	121

Total Peru (Cost $224)			230

RUSSIA 0.3%

Russian Federation
10.000% due 06/26/2007		$280	305
5.000% due 03/31/2030 (a)		200	230

Total Russia (Cost $522)			535

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$210	218

Total South Africa (Cost $222)			218

SPAIN (i) 2.2%

Hipotebansa Mortgage Securitization Fund
2.271% due 07/18/2022 (a)	EC	270	315
Hipotebansa V
2.261% due 01/18/2018 (a)		87	101
Kingdom of Spain
5.150% due 07/30/2009		1,990	2,612
4.200% due 07/30/2013		400	520
5.750% due 07/30/2032		500	821
4.200% due 01/31/2037		200	266

Total Spain (Cost $3,812)			4,635

108  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SUPRANATIONAL (i) 0.4%

European Investment Bank
4.000% due 10/15/2037	EC	700	$883

Total Supranational (Cost $889)			883

TUNISIA (i) 0.2%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	106
4.500% due 06/22/2020 (a)	EC	300	367

Total Tunisia (Cost $470)			473

UNITED KINGDOM (i) 4.2%

Bauhaus Securities Ltd.
2.446% due 10/30/2052 (a)	EC	414	498
Dolerite Funding PLC
4.100% due 08/20/2032 (a)		$81	81
Haus Ltd.
2.414% due 12/14/2037 (a)		890	1,021
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		500	492
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)	EC	590	776
United Kingdom Gilt
5.000% due 03/07/2008	BP	800	1,437
4.000% due 03/07/2009		60	105
4.750% due 06/07/2010		500	902
5.000% due 03/07/2012		900	1,654
8.000% due 09/27/2013		790	1,742

Total United Kingdom (Cost $8,299)			8,708

UNITED STATES (i) 52.4%

Asset-Backed Securities 2.1%

AFC Home Equity Loan Trust
4.140% due 12/22/2027 (a)		$34	34
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		4	4
4.240% due 03/25/2033 (a)		11	11
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (a)		31	31
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.770% due 06/25/2029 (a)		41	41
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)		8	8
4.280% due 03/25/2043 (a)		63	63
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		1,500	1,500
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)		65	65
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		18	18
First Alliance Mortgage Loan Trust
4.026% due 12/20/2027 (a)		105	105
GSAMP Trust
4.120% due 03/25/2034 (a)		438	439
Home Equity Asset Trust
3.980% due 08/25/2034 (a)		61	61
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		39	39
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		144	144
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		47	47
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		1	1
Quest Trust
4.390% due 06/25/2034 (a)		308	308
Renaissance Home Equity Loan Trust
4.330% due 12/25/2033 (a)		90	91
Residential Asset Mortgage Products, Inc.
4.110% due 06/25/2032 (a)		39	39
Residential Asset Securities Corp.
3.960% due 04/25/2013 (a)		20	20
4.080% due 07/25/2032 (a)		139	139
Specialty Underwriting & Residential Finance
4.160% due 06/25/2034 (a)		30	30
Structured Asset Securities Corp.
4.230% due 05/25/2034 (a)		337	338

			4,442

Corporate Bonds & Notes 1.5%

Ford Motor Credit Co.
4.740% due 11/16/2006 (a)		500	498
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	794
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)		$500	500
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		100	103
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)		100	112
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		300	327
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		800	800

			3,134

Mortgage-Backed Securities 3.1%

Bank of America Mortgage Securities
5.000% due 05/25/2034		533	527
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		300	336
Countrywide Home Loan Mortgage Pass-Through Trust
4.210% due 09/25/2034 (a)		554	555
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		74	75
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		684	712
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		362	363
GS Mortgage Securities Corp.
6.526% due 08/15/2011		100	109
GSR Mortgage Loan Trust
3.420% due 06/25/2034 (a)		529	519
Impac CMB Trust
4.230% due 07/25/2033 (a)		58	59
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	647
Morgan Stanley Capital I
3.908% due 04/15/2016 (a)		211	211
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		41	42
Sequoia Mortgage Trust
4.146% due 07/20/2033 (a)		622	623
Structured Asset Mortgage Investments, Inc.
4.079% due 09/19/2032 (a)		418	418
Structured Asset Securities Corp.
4.330% due 07/25/2032 (a)		17	17
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		454	455
5.131% due 10/25/2032 (a)		50	50
4.100% due 12/25/2027 (a)		667	667
4.007% due 02/27/2034 (a)		173	172
6.000% due 03/25/2017		18	18

			6,575

Municipal Bonds & Notes 1.5%

California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	222
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	207
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	108
City & County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		100	107
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	226
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	102
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	222
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	415
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		300	335
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	109
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	104
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	111
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		100	106
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	105
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		400	419
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		100	109
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		100	104

			3,111

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  109

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
Preferred Security 0.9%

DG Funding Trust
3.360% due 12/29/2049 (a)	172	$1,841

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	4	224

	Principal Amount (000s)

U.S. Government Agencies 27.6%

Fannie Mae
4.080% due 08/25/2030 (a)	$420	420
4.198% due 11/01/2034 (a)	1,000	990
4.989% due 12/01/2034 (a)	427	429
5.000% due 10/13/2035	1,500	1,469
5.125% due 04/01/2033 (a)	114	115
5.500% due 10/01/2016-10/13/2035 (c)	46,416	46,438
6.470% due 09/25/2012	1,000	1,111
Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,060
Freddie Mac
4.065% due 10/25/2044 (a)	1,213	1,218
Government National Mortgage Association
3.750% due 07/20/2022-09/20/2026 (a)(c)	175	176
4.125% due 11/20/2021- 12/20/2026 (a)(c)	82	83
4.250% due 01/20/2030 (a)	93	95
4.372% due 02/16/2030 (a)	131	133
4.375% due 05/20/2028- 06/20/2030 (a)(c)	388	392
4.422% due 02/16/2030 (a)	134	135
6.000% due 08/20/2034	533	545
Small Business Administration
6.640% due 02/10/2011	229	243
Tennessee Valley Authority
4.875% due 12/15/2016	400	414
5.880% due 04/01/2036	1,000	1,140
7.140% due 05/23/2012	1,000	1,143

		57,749

U.S. Treasury Obligations 15.6%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011	1,235	1,360
3.000% due 07/15/2012	978	1,065
2.000% due 01/15/2014	423	432
2.000% due 07/15/2014	518	530
U.S. Treasury Bonds
7.500% due 11/15/2016	5,940	7,520
8.750% due 05/15/2017	1,800	2,494
8.875% due 02/15/2019	5,400	7,737
8.125% due 08/15/2019	2,000	2,731
7.875% due 02/15/2021	900	1,225
8.125% due 05/15/2021	2,500	3,479
U.S. Treasury Notes
3.000% due 02/15/2009	3,000	2,888
3.875% due 07/15/2010	400	394
4.250% due 08/15/2013	400	399
4.250% due 11/15/2014	400	397

		32,651

Total United States (Cost $110,294)		109,727

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC) Strike @ 5.750%** Exp. 04/27/2009	$400	50

Total Purchased Call Options (Cost $21)		50

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC) Strike @ 6.250%* Exp. 04/27/2009	$400	12

Total Purchased Put Options (Cost $28)		12

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 4.9%

Commercial Paper 1.9%

Rabobank USA Financial Corp.
3.880% due 10/03/2005	$600	600
Societe Generale N.A.
3.780% due 12/22/2005	2,400	2,378
UBS Finance Delaware LLC
3.780% due 12/22/2005	1,000	991

		3,969

Repurchase Agreement 1.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $2,406. Repurchase proceeds are $2,356.)	2,355	2,355

U.S. Treasury Bills 1.8%

3.421% due 12/01/2005- 12/15/2005 (c)(e)(f)	3,820	3,794

Total Short-Term Instruments (Cost $10,123)		10,118

Total Investments (d) 109.9% (Cost $228,773)		$230,066

Written Options (h) (0.0%) (Premiums $48)		(97)

Other Assets and Liabilities (Net) (9.9%)		(20,537)

Net Assets 100.0%		$209,432

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $6,683 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $ 2,731 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $815 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	44	$(49)
Eurodollar December Futures	Long	12/2005	97	(103)
Euro-Bobl 5-Year Note Futures	Short	12/2005	14	15
Euro-Bund 10-Year Note Futures	Long	12/2005	177	(84)
Government of Japan 10-Year Note Futures	Long	12/2005	12	(183)
U. S. Treasury 5-Year Note Futures	Long	12/2005	96	(138)
U.S. Treasury 10-Year Note Futures	Short	12/2005	57	47
U.S. Treasury 30-Year Bond Futures	Long	12/2005	64	(165)

				$(660)

110  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,900	$0
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	(14)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(7)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	(2)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	9,900	119
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	(35)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		800	(11)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	12/16/2019		200	(1)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		6,400	32
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		600	(7)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		400	14
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(11)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		100	1
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,400	28
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	1,100	(11)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		1,400	10
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	3
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		1,000	(12)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	4
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		1,300	3
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,600	(90)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,000	(8)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		7,870	(135)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		800	(17)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	14
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	2
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		15,300	(264)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		300	8
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,200	1
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		800	18
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,600	(3)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(4)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		20,000	(48)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	340,000	(45)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(51)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(131)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		170,000	15
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(73)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$7,000	(2)
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2010		5,300	(2)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,600	369
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		2,100	7
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		14,400	(55)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		7,900	141
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,000	341
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		300	14
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		200	3
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		22,600	(13)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		7,800	(34)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,500	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		6,500	55
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,900	16
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		8,700	118
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		800	0
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		1,300	14
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,600	14
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		7,800	22

							$327

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  111

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$100	$0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	200	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	500	8

						$8

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/22/2005	45	$10	$1
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	45	9	20

				$19	$21

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$1,000	$29	$76

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	2,294	10/2005	$87	$0	$87
Buy	BR	179	10/2005	7	0	7
Buy		177	02/2006	4	0	4
Sell	C$	338	10/2005	0	(7)	(7)
Buy	CP	26,326	02/2006	2	0	2
Sell	DK	935	12/2005	6	0	6
Buy	EC	1,145	10/2005	0	(28)	(28)
Sell		55,556	10/2005	2,186	0	2,186
Buy		2,391	11/2005	1	0	1
Sell		57	11/2005	0	0	0
Buy	H$	997	10/2005	0	0	0
Buy	IR	1,809,300	10/2005	13	0	13
Sell		1,809,300	10/2005	0	(2)	(2)
Buy		1,809,300	01/2006	8	0	8
Sell	JY	2,074,604	10/2005	548	0	548
Buy	KW	66,300	01/2006	0	(1)	(1)
Buy		143,100	03/2006	0	(2)	(2)
Buy	MP	823	02/2006	1	0	1
Buy		337	03/2006	0	0	0
Buy	N$	404	10/2005	5	0	5
Sell		472	10/2005	0	(2)	(2)
Buy	PN	319	02/2006	0	(3)	(3)
Buy	PZ	173	02/2006	0	0	0
Buy		74	03/2006	0	0	0
Buy	RR	945	01/2006	0	0	0
Buy		852	02/2006	0	0	0
Buy	S$	53	01/2006	0	(1)	(1)
Buy	SR	189	02/2006	0	0	0
Buy	SV	1,930	02/2006	0	(2)	(2)
Buy		1,058	03/2006	0	(1)	(1)
Buy	T$	328	02/2006	0	0	0

				$2,868	$(49)	$2,819

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity	Principal Amount	Proceeds	Value***
U.S. Treasury Note	3.000%	02/15/2009	$3,300	$3,205	$3,193
U.S. Treasury Note	3.375	09/15/2009	2,600	2,522	2,531

				$5,727	$5,724

***	Market value includes $24 of interest payable on short sales.

112  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

GNMA Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 163.6%

Fannie Mae
2.865% due 07/01/2011 (a)	$2,433	$2,431
3.414% due 07/01/2011 (a)	5,829	5,828
4.500% due 08/01/2019-09/01/2035 (d)	50,268	47,953
4.753% due 03/01/2018 (a)	17	17
5.000% due 01/01/2018-10/13/2035 (d)	58,646	57,844
5.500% due 10/01/2033-09/01/2035 (d)	31,983	31,997
6.000% due 05/01/2029-10/13/2035 (d)	43,215	43,946
9.000% due 07/01/2018	14	15
Federal Housing Administration
8.137% due 09/01/2040	466	456
Freddie Mac
3.801% due 05/01/2019 (a)	18	18
4.250% due 06/01/2030 (a)	30	30
5.000% due 10/13/2035	3,000	2,935
6.708% due 05/01/2031 (a)	67	67
7.500% due 08/15/2029 (b)	55	10
Government National Mortgage Association
0.000% due 03/16/2026 (c)	15	15
3.000% due 01/16/2023	327	327
3.500% due 02/20/2026-07/20/2029 (a)(d)	24,819	24,546
3.750% due 07/20/2018-08/20/2025 (a)(d)	38	39
3.972% due 01/16/2031-02/16/2032 (a)(d)	7,652	7,658
4.000% due 01/20/2021-07/20/2035 (a)(d)	15,568	15,520
4.022% due 08/16/2032 (a)	1,451	1,454
4.072% due 12/16/2026-08/16/2031 (a)(d)	1,217	1,221
4.125% due 12/20/2017-10/20/2030 (a)(d)	29	29
4.172% due 06/16/2027 (a)	1,860	1,865
4.272% due 07/16/2028 (a)	244	246
4.313% due 05/16/2027 (a)	128	129
4.322% due 04/16/2032 (a)	511	516
4.375% due 06/20/2022-02/20/2026 (a)(d)	1,491	1,505
4.422% due 05/16/2029 (a)	1,428	1,439
4.446% due 06/20/2030 (a)	90	91
4.500% due 02/20/2018-11/21/2035 (a)(d)	44,613	44,097
4.625% due 03/20/2018 (a)	21	21
4.875% due 05/20/2016 (a)	34	34
5.000% due 10/20/2035	1,500	1,485
5.500% due 03/16/2022-10/20/2035 (d)	157,839	159,319
6.000% due 11/15/2033-10/20/2035 (d)	34,878	35,729
6.500% due 12/15/2023-07/20/2031 (d)	2,548	2,573
7.500% due 10/15/2022-06/15/2033 (d)	1,920	2,039
Small Business Administration
7.449% due 08/01/2010	123	133

Total U.S. Government Agencies (Cost $498,406)		495,577

MORTGAGE-BACKED SECURITIES 0.8%

Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	125	126
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	390	391
4.160% due 03/25/2032 (a)	277	275
4.380% due 08/25/2033 (a)	511	514
Sequoia Mortgage Trust
4.136% due 06/20/2032 (a)	371	372
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	661	661
Structured Asset Securities Corp.
4.310% due 03/25/2031 (a)	4	4
4.480% due 08/25/2032 (a)	123	122
4.120% due 01/25/2033 (a)	86	86

Total Mortgage-Backed Securities (Cost $2,550)		2,551

ASSET-BACKED SECURITIES 0.7%

Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	19	19
Centex Home Equity Co. LLC
4.130% due 01/25/2032 (a)	84	84
4.090% due 04/25/2032 (a)	101	101
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	184	184
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,595
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)	100	100
Home Equity Asset Trust
4.130% due 11/25/2032 (a)	3	2
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	179	180
NPF XII, Inc.
2.532% due 10/01/2003 (e)	300	0
Saxon Asset Securities Trust
4.090% due 08/25/2032 (a)	16	15

Total Asset-Backed Securities (Cost $2,630)		2,280

	Shares

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)	9,000	496

Total Preferred Stock (Cost $450)		496

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 16.3%

Commercial Paper 15.9%

Danske Corp.
3.800% due 01/17/2006	$5,000	4,940
Rabobank USA Financial Corp.
3.880% due 10/03/2005	900	900
3.860% due 12/23/2005	8,300	8,224
Skandinaviska Enskilda Banken AB
3.850% due 12/22/2005	8,300	8,225
Societe Generale N.A.
3.740% due 10/24/2005	6,900	6,885
TotalFinaElf Capital S.A.
3.780% due 10/07/2005	1,600	1,600
UBS Finance Delaware LLC
3.860% due 10/03/2005	1,800	1,800
3.740% due 10/24/2005	7,300	7,284
Westpac Trust Securities NZ Ltd. London
3.860% due 12/20/2005	8,400	8,326

		48,184

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $913. Repurchase proceeds are $895.)	895	895

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005 (f)	250	248

Total Short-Term Instruments (Cost $49,342)		49,327

Total Investments (g) 181.6% (Cost $553,378)		$550,231

Written Options (i) (0.0%) (Premiums $723)		(0)

Other Assets and Liabilities (Net) (81.6%)		(247,313)

Net Assets 100.0%		$302,918

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Principal only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Security is in default.
(f)	Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	As of September 30, 2005, portfolio securities with an aggregate market value of $3,835 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  113

Schedule of Investments (Cont.)

GNMA Fund

September 30, 2005 (Unaudited)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $316	07/01/2011	$8,000	$(261)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,600	90
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,000	17

						$(154)

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$25,000	$420	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	0

						$723	$0

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Value	Proceeds
Fannie Mae	5.000%	10/18/2020	$9,000	$8,978	$9,016
Fannie Mae	4.500	10/13/2035	50,000	47,672	48,188
Fannie Mae	5.000	10/13/2035	35,000	34,267	34,595
Fannie Mae	5.500	10/13/2035	39,000	38,987	39,265

				$129,904	$131,064

114  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 2.2%

Centennial Communications
5.770% due 01/20/2011 (a)	$396	$401
6.110% due 01/20/2011 (a)	254	256
6.270% due 01/20/2011 (a)	3,963	4,008
6.450% due 01/20/2011 (a)	1,189	1,202
6.450% due 02/09/2011 (a)	3,566	3,607
Charter Communications Holdings LLC
6.680% due 04/26/2010 (a)	2,996	2,998
6.930% due 04/27/2011 (a)	5,792	5,827
Delphi Corp.
10.300% due 06/13/2011 (a)	2,890	2,951
Dynegy Holdings, Inc.
7.840% due 05/10/2010 (a)	5,431	5,460
El Paso Corp.
4.600% due 12/31/2006 (a)	5,000	4,950
3.500% due 11/23/2009 (a)	14,250	14,422
6.813% due 11/23/2009 (a)	18,430	18,670
General Growth Properties, Inc.
5.950% due 11/12/2007 (a)	9,784	9,845
5.670% due 11/12/2008 (a)	5,712	5,790
Goodyear Tire & Rubber Co.
6.320% due 04/30/2010 (a)	9,000	9,124
Graham Packaging Co. LP
6.563% due 09/15/2011 (a)	20	20
6.602% due 09/15/2011 (a)	5,692	5,774
6.375% due 10/07/2011 (a)	2,199	2,231
Headwaters, Inc.
5.870% due 04/30/2011 (a)	12,661	12,837
7.750% due 04/30/2011 (a)	293	297
Invensys PLC
6.881% due 09/05/2009 (a)	2,047	2,067
8.529% due 12/30/2009 (a)	8,000	8,200
ISP Holdings, Inc.
4.875% due 06/04/2011 (a)	1,178	1,193
5.750% due 06/04/2011 (a)	1,571	1,590
5.813% due 06/04/2011 (a)	1,119	1,133
Neiman Marcus Bridge
5.000% due 12/31/2005 (a)	12,000	11,955
Qwest Corp.
8.530% due 06/30/2007 (a)	9,960	10,294
Warner ChilCott Co., Inc.
6.460% due 01/18/2012 (a)	4,361	4,398
6.770% due 01/18/2012 (a)	9,138	9,216

Total Bank Loan Obligations (Cost $159,075)		160,716

CORPORATE BONDS & NOTES 83.2%

Banking & Finance 12.6%

AES Red Oak LLC
8.540% due 11/30/2019	15,125	17,016
Arvin Capital I
9.500% due 02/01/2027	1,500	1,522
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	44,529	49,761
Bluewater Finance Ltd.
10.250% due 02/15/2012	41,915	45,687
Bombardier Capital, Inc.
7.090% due 03/30/2007 (l)	21,000	21,262
Bowater Canada Finance
7.950% due 11/15/2011	13,650	13,821
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	34	36
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,639
8.900% due 04/01/2007	5,000	5,191
Dow Jones CDX High Yield Index
8.000% due 06/29/2010	70,000	70,262
8.250% due 06/29/2010	123,651	123,033
Eircom Funding
8.250% due 08/15/2013	5,650	6,158
Ford Motor Credit Co.
5.800% due 01/12/2009	1,400	1,307
7.375% due 10/28/2009	2,880	2,784
5.700% due 01/15/2010	7,500	6,819
7.875% due 06/15/2010	10,000	9,740
7.375% due 02/01/2011	35,509	34,001
7.250% due 10/25/2011	3,500	3,326
7.000% due 10/01/2013	15,000	13,931
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,209
6.500% due 02/01/2017	2,000	1,990
General Motors Acceptance Corp.
7.250% due 03/02/2011	23,974	22,317
6.000% due 04/01/2011	19,412	17,261
6.875% due 09/15/2011	21,100	19,215
7.000% due 02/01/2012	8,400	7,595
6.875% due 08/28/2012	21,700	19,446
6.750% due 12/01/2014	4,050	3,529
8.000% due 11/01/2031	20,800	18,207
Homer City Funding LLC
8.734% due 10/01/2026	12,029	14,374
Host Marriott LP
7.000% due 08/15/2012	2,000	2,037
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	704
10.000% due 06/15/2012 (b)	8,680	7,421
7.630% due 08/15/2012 (b)	3,786	3,129
JSG Funding PLC
9.625% due 10/01/2012	43,603	44,039
K&F Acquisition, Inc.
7.750% due 11/15/2014	11,050	11,216
Kraton Polymers LLC
8.125% due 01/15/2014	23,530	22,942
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	25,360	25,297
7.250% due 02/15/2011	39,547	37,866
Refco Finance Holdings LLC
9.000% due 08/01/2012 (b)	9,773	10,677
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,022
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,437	49,920
Sets Trust
8.850% due 04/02/2007	5,000	5,187
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	6,516
Stone Container Finance
7.375% due 07/15/2014	2,625	2,349
TRAINS
7.408% due 06/15/2015 (a)	4,634	4,729
UGS Corp.
10.000% due 06/01/2012	7,625	8,387
Universal City Development Partners
11.750% due 04/01/2010	26,195	29,731
Universal City Florida Holding Co.
8.375% due 05/01/2010	875	912
Ventas Realty LP
8.750% due 05/01/2009	17,040	18,318
6.750% due 06/01/2010	825	841
6.625% due 10/15/2014	2,270	2,293
7.125% due 06/01/2015	4,900	5,096

		873,068

Industrials 53.3%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,585	15,936
7.750% due 06/15/2011	9,065	8,974
6.000% due 06/20/2013	30,199	26,651
8.375% due 04/01/2015	12,060	11,909
7.400% due 04/01/2018	1,202	1,082
8.850% due 08/01/2030	24,243	21,940
AES Ironwood LLC
8.857% due 11/30/2025	50,030	57,034
Alderwoods Group, Inc.
7.750% due 09/15/2012	5,450	5,750
Alliance One International, Inc.
11.000% due 05/15/2012	10,875	10,358
Allied Waste North America, Inc.
8.875% due 04/01/2008	2,500	2,619
8.500% due 12/01/2008	7,941	8,318
6.500% due 11/15/2010	3,000	2,929
6.375% due 04/15/2011	27,675	26,637
9.250% due 09/01/2012	9,683	10,530
7.875% due 04/15/2013	35,120	35,998
7.250% due 03/15/2015	51,066	50,555
American Media Operations, Inc.
10.250% due 05/01/2009	19,564	19,124
AmeriGas Partners LP
8.830% due 04/19/2010	12,103	12,615
7.250% due 05/20/2015	16,300	17,115
Amkor Technology, Inc.
7.750% due 05/15/2013	8	7
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,790
Argo-Tech Corp.
9.250% due 06/01/2011	2,050	2,183
Armor Holdings, Inc.
8.250% due 08/15/2013	115	124
ArvinMeritor, Inc.
8.750% due 03/01/2012	39,635	39,040
Aviall, Inc.
7.625% due 07/01/2011	13,595	14,071
Bombardier Recreational Products, Inc.
6.300% due 05/01/2014	8,000	7,120
Bombardier, Inc.
6.750% due 05/01/2012	18,425	17,273
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,104
6.500% due 06/15/2013	7,450	6,984
9.375% due 12/15/2021	1,000	1,050
Boyd Gaming Corp.
7.750% due 12/15/2012	2,750	2,905
Buhrmann US, Inc.
8.250% due 07/01/2014	11,100	11,405
7.875% due 03/01/2015	1,600	1,616
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)	9,550	9,836
8.000% due 04/15/2012	8,260	8,053
CanWest Media, Inc.
8.000% due 09/15/2012	26,083	27,811
Cascades, Inc.
7.250% due 02/15/2013	8,150	7,967
CCO Holdings LLC
8.750% due 11/15/2013	55,105	54,691
CDRV Investors, Inc.
0.000% due 01/01/2015 (f)	6,900	3,967
Cenveo Corp.
9.625% due 03/15/2012	16,800	18,102
Chart Industries, Inc.
9.125% due 10/15/2015	3,515	3,515
Charter Communications Operating LLC
8.000% due 04/30/2012	10,030	10,155
8.375% due 04/30/2014	7,110	7,181
Chesapeake Energy Corp.
7.500% due 09/15/2013	1,400	1,498
7.500% due 06/15/2014	19,570	20,989
7.000% due 08/15/2014	14,125	14,902
6.375% due 06/15/2015	100	101
6.625% due 01/15/2016	5,050	5,138
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	9,500	9,583
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	13,119
10.625% due 09/01/2008	14,940	15,762
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,168
10.000% due 03/13/2007	3,500	3,690

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  115

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	$23,245	$23,045
7.373% due 12/15/2015	969	847
6.545% due 02/02/2019	3,724	3,654
7.566% due 03/15/2020	3,049	2,653
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,465	16,988
Crown European Holdings S.A.
9.500% due 03/01/2011	21,550	23,705
10.875% due 03/01/2013	9,570	11,149
CSC Holdings, Inc.
7.250% due 07/15/2008	1,750	1,765
8.125% due 07/15/2009	13,865	14,038
8.125% due 08/15/2009	9,640	9,760
7.625% due 04/01/2011	55,823	55,125
7.000% due 04/15/2012	13,400	12,730
7.875% due 02/15/2018	700	672
DaVita, Inc.
6.625% due 03/15/2013	6,515	6,629
7.250% due 03/15/2015	35,825	36,496
Delhaize America, Inc.
8.125% due 04/15/2011	1,500	1,633
9.000% due 04/15/2031	42,165	48,884
Delphi Corp.
6.500% due 05/01/2009 (b)	19,330	13,434
6.500% due 08/15/2013 (b)	11,800	7,965
Delta Air Lines, Inc.
7.379% due 05/18/2010 (b)	8,575	8,246
7.570% due 11/18/2010 (b)	5,600	5,411
Dex Media West LLC
8.500% due 08/15/2010	26,245	27,885
9.875% due 08/15/2013	39,024	43,268
DirecTV Holdings LLC
8.375% due 03/15/2013	14,358	15,740
6.375% due 06/15/2015	19,250	19,202
Dobson Communications Corp.
8.875% due 10/01/2013	7,375	7,412
Dresser, Inc.
9.375% due 04/15/2011	46,190	48,961
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,705
Dura Operating Corp.
8.625% due 04/15/2012	22,395	20,044
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	33,850	33,702
7.670% due 11/08/2016	36,905	36,744
Dynegy Holdings, Inc.
9.875% due 07/15/2010	4,850	5,311
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)	8,730	8,926
6.375% due 10/01/2011	5,400	5,380
6.625% due 10/01/2014	36,205	36,024
El Paso CGP Co.
6.500% due 06/01/2008	7,975	7,895
7.625% due 09/01/2008	13,426	13,711
6.375% due 02/01/2009	5,250	5,145
7.750% due 06/15/2010	2,040	2,091
10.750% due 10/01/2010	21,200	23,956
9.625% due 05/15/2012	2,800	3,108
6.950% due 06/01/2028	5,375	4,864
7.750% due 10/15/2035	4,850	4,680
El Paso Corp.
7.000% due 05/15/2011	3,200	3,208
7.875% due 06/15/2012	653	679
7.375% due 12/15/2012	36,455	36,820
8.050% due 10/15/2030	2,625	2,678
7.800% due 08/01/2031	29,472	29,693
El Paso Production Holding Co.
7.750% due 06/01/2013	15,270	16,034
Encore Acquisition Co.
6.250% due 04/15/2014	3,175	3,175
Equistar Chemicals LP
10.125% due 09/01/2008	16,315	17,620
8.750% due 02/15/2009	28,475	29,756
Exco Resources, Inc.
7.250% due 01/15/2011	2,320	2,413
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,607
Ferrellgas Partners LP
7.080% due 08/01/2006 (l)	5,000	5,007
8.780% due 08/01/2007 (l)	14,000	14,472
7.120% due 08/01/2008 (l)	11,000	11,078
8.870% due 08/01/2009 (l)	7,300	7,793
7.240% due 08/01/2010 (l)	20,000	20,291
8.750% due 06/15/2012	5,843	5,960
Freescale Semiconductor, Inc.
6.349% due 07/15/2009 (a)	6,195	6,396
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	35,810	38,675
Gaylord Entertainment Co.
8.000% due 11/15/2013	4,790	5,053
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,755
Gazprom
9.625% due 03/01/2013	50,100	62,194
7.201% due 02/01/2020	8,100	8,862
General Motors Corp.
8.250% due 07/15/2023	15,000	11,738
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,120
8.000% due 01/15/2024	21,215	23,496
7.375% due 12/01/2025	32,575	34,041
7.250% due 06/01/2028	16,620	17,181
8.875% due 05/15/2031	13,320	15,820
Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012	11,120	12,065
Grupo Transportacion Ferroviaria Mexicana S.A. DE CV
10.250% due 06/15/2007	2,000	2,150
Hanover Compressor Co.
8.500% due 09/01/2008	19,273	20,140
8.625% due 12/15/2010	6,700	7,253
HCA, Inc.
7.875% due 02/01/2011	5,313	5,721
6.950% due 05/01/2012	13,875	14,342
6.300% due 10/01/2012	18,100	18,082
6.250% due 02/15/2013	1,775	1,763
6.750% due 07/15/2013	51,348	52,503
6.375% due 01/15/2015	2,500	2,486
7.190% due 11/15/2015	900	935
7.690% due 06/15/2025	3,025	3,055
HealthSouth Corp.
8.500% due 02/01/2008 (c)	3,600	3,528
8.375% due 10/01/2011 (c)	8,900	8,522
7.625% due 06/01/2012 (c)	80,420	75,595
Horizon Lines LLC
9.000% due 11/01/2012	6,660	7,168
Host Marriott LP
7.125% due 11/01/2013	16,850	17,292
iesy Repository GmbH
10.375% due 02/15/2015	15,150	16,097
Ingles Markets, Inc.
8.875% due 12/01/2011	12,810	13,002
Insight Midwest LP
9.750% due 10/01/2009	11,003	11,278
9.750% due 10/01/2009	17,725	18,212
10.500% due 11/01/2010	18,603	19,626
Invensys PLC
9.875% due 03/15/2011	11,250	11,236
ISP Chemco, Inc.
10.250% due 07/01/2011	38,355	41,567
ITT Corp.
7.375% due 11/15/2015	15,237	16,608
JC Penney Corp., Inc.
7.650% due 08/15/2016	12,635	14,341
7.125% due 11/15/2023	23,688	26,175
8.125% due 04/01/2027	7,668	8,118
7.400% due 04/01/2037	10,200	11,080
Jefferson Smurfit Corp.
8.250% due 10/01/2012	13,665	12,913
7.500% due 06/01/2013	2,300	2,082
Johnsondiversey, Inc.
9.625% due 05/15/2012	2,125	2,130
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,600
L-3 Communications Corp.
6.375% due 10/15/2015	25,250	25,566
Lamar Media Corp.
6.625% due 08/15/2015	7,700	7,873
Legrand Holding S.A.
10.500% due 02/15/2013	7,785	8,953
Legrand S.A.
8.500% due 02/15/2025	16,525	19,913
Mandalay Resort Group
9.375% due 02/15/2010	36,072	39,950
7.625% due 07/15/2013	13,785	14,405
MCI, Inc.
7.688% due 05/01/2009	31,079	32,322
8.735% due 05/01/2014	75,655	84,544
Mediacom Broadband LLC
11.000% due 07/15/2013	40,335	43,663
Meritor Automotive, Inc.
6.800% due 02/15/2009	925	888
MGM Mirage, Inc.
8.500% due 09/15/2010	3,730	4,075
8.375% due 02/01/2011	26,130	28,220
6.625% due 07/15/2015	36,730	36,500
6.625% due 07/15/2015	3,700	3,677
Nalco Co.
7.750% due 11/15/2011	22,525	23,144
8.875% due 11/15/2013	12,125	12,504
Newpark Resources, Inc.
8.625% due 12/15/2007	16,430	16,430
Norampac, Inc.
6.750% due 06/01/2013	17,404	17,404
Northwest Airlines, Inc.
6.841% due 10/01/2012 (b)	5,100	4,845
6.810% due 02/01/2020 (b)	14,104	12,527
Novelis, Inc.
7.250% due 02/15/2015	29,500	28,025
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,560	6,921
8.750% due 11/15/2012	19,360	21,006
8.250% due 05/15/2013	19,660	20,545
6.750% due 12/01/2014	400	388
Peabody Energy Corp.
6.875% due 03/15/2013	27,415	28,786
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	13,985
PQ Corp.
7.500% due 02/15/2013	7,100	6,923
Psychiatric Solutions, Inc.
7.750% due 07/15/2015	6,475	6,718
Quiksilver, Inc.
6.875% due 04/15/2015	17,800	17,177
Qwest Corp.
7.200% due 11/10/2026	8,326	7,493
7.250% due 10/15/2035	7,861	7,016
Rayovac Corp.
8.500% due 10/01/2013	12,950	12,562
Rhodia S.A.
7.625% due 06/01/2010	1,000	980
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	29,774	30,667

116  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	$6,725	$6,557
Rogers Cable, Inc.
6.750% due 03/15/2015	16,880	17,007
Roundy’s, Inc.
8.875% due 06/15/2012	47,728	52,978
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	3,000	3,195
7.500% due 10/15/2027	21,850	23,380
Russell Corp.
9.250% due 05/01/2010	4,500	4,568
Safety Kleen Services
9.250% due 06/01/2008 (c)	22,459	0
Seneca Gaming Corp.
7.250% due 05/01/2012	6,280	6,468
7.250% due 05/01/2012	15,450	15,914
SESI LLC
8.875% due 05/15/2011	20,279	21,496
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	8,915	9,405
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	19,444	19,833
8.375% due 07/01/2012	56,815	54,258
Sonat, Inc.
6.750% due 10/01/2007	1,915	1,929
7.625% due 07/15/2011	31,487	32,117
Spectrum Brands, Inc.
7.375% due 02/01/2015	31,825	28,802
Station Casinos, Inc.
6.000% due 04/01/2012	19,560	19,633
6.500% due 02/01/2014	23,540	23,658
6.875% due 03/01/2016	5,000	5,094
Suburban Propane Partners LP
6.875% due 12/15/2013	3,030	2,773
Sungard Data Systems, Inc.
9.125% due 08/15/2013	22,050	22,960
Superior Essex Communications
9.000% due 04/15/2012	6,395	6,491
Telenet Group Holding NV
0.000% due 06/15/2014 (f)	1,500	1,234
Tenet Healthcare Corp.
6.500% due 06/01/2012	8,220	7,706
7.375% due 02/01/2013	19,060	18,155
9.875% due 07/01/2014	4,035	4,237
9.250% due 02/01/2015	3,600	3,654
Tenneco Automotive, Inc.
10.250% due 07/15/2013	33,225	37,295
8.625% due 11/15/2014	20,775	21,035
Tesoro Petroleum Corp.
8.670% due 07/17/2012 (l)	10,000	9,984
TransMontaigne, Inc.
9.125% due 06/01/2010	1,075	1,134
Triad Hospitals, Inc.
7.000% due 05/15/2012	16,650	17,191
7.000% due 11/15/2013	21,413	21,788
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,390
TRW Automotive, Inc.
9.375% due 02/15/2013	29,828	32,513
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	12,806
United Airlines, Inc.
6.201% due 09/01/2008 (b)	2,184	2,105
7.730% due 07/01/2010 (b)	26,665	25,496
7.186% due 04/01/2011 (b)	73	72
6.602% due 09/01/2013 (b)	6,637	6,486
7.783% due 01/01/2014 (b)	212	202
4.090% due 03/02/2049 (a)(b)	4,095	4,100
United Rentals N.A., Inc.
7.750% due 11/15/2013	60	58
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	174,361	7,092
0.000% due 01/01/2049 (b)	3,121	1,372
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,625
Vintage Petroleum, Inc.
7.875% due 05/15/2011	9,450	9,923
8.250% due 05/01/2012	20,980	22,554
VWR International, Inc.
6.875% due 04/15/2012	10,800	10,719
8.000% due 04/15/2014	27,175	26,598
Williams Cos., Inc.
7.625% due 07/15/2019	31,395	34,142
7.875% due 09/01/2021	52,329	57,824
7.500% due 01/15/2031	6,080	6,490
7.750% due 06/15/2031	18,456	20,071
8.750% due 03/15/2032	5,050	5,984
Wynn Las Vegas LLC
6.625% due 12/01/2014	62,600	60,174
Xerox Corp.
6.875% due 08/15/2011	24,175	25,384
7.625% due 06/15/2013	7,465	7,969
Young Broadcasting, Inc.
10.000% due 03/01/2011	15,595	14,815

		3,874,815

Utilities 17.3%

AES Corp.
8.750% due 05/15/2013	64,165	70,582
American Cellular Corp.
10.000% due 08/01/2011	20,955	22,946
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	2,000	1,865
Cincinnati Bell, Inc.
7.250% due 07/15/2013	34,220	36,530
8.375% due 01/15/2014	33,260	32,927
7.000% due 02/15/2015	9,650	9,361
Citizens Communications Co.
6.250% due 01/15/2013	20,590	19,869
CMS Energy Corp.
7.500% due 01/15/2009	42,405	44,631
7.750% due 08/01/2010	7,861	8,490
8.500% due 04/15/2011	1,890	2,112
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,040
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	17,910	18,358
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)	10,150	10,378
8.250% due 01/15/2013	11,615	11,746
8.625% due 01/15/2015	18,750	19,219
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,717
8.625% due 11/14/2011	9,043	10,083
Midwest Generation LLC
8.300% due 07/02/2009	800	843
8.560% due 01/02/2016	97,221	107,004
8.750% due 05/01/2034	35,650	39,883
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	7,300	7,883
8.000% due 01/28/2012	7,600	8,066
MSW Energy Holdings LLC
7.375% due 09/01/2010	12,300	12,823
8.500% due 09/01/2010	600	647
New Skies Satellites NV
8.539% due 11/01/2011 (a)	4,000	4,140
9.125% due 11/01/2012	900	936
Nextel Communications, Inc.
6.875% due 10/31/2013	27,570	29,290
Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,633
NRG Energy, Inc.
8.000% due 12/15/2013	21,783	23,308
PSEG Energy Holdings LLC
10.000% due 10/01/2009	19,025	21,213
8.500% due 06/15/2011	54,530	59,029
Qwest Communications International, Inc.
7.250% due 02/15/2011	59,765	58,495
7.500% due 02/15/2014	37,095	35,426
Qwest Corp.
8.875% due 03/15/2012	39,100	42,912
7.500% due 02/15/2014	90,499	86,427
Qwest Services Corp.
13.500% due 12/15/2010	11,500	13,225
Reliant Energy, Inc.
9.250% due 07/15/2010	29,835	32,520
9.500% due 07/15/2013	14,450	16,040
6.750% due 12/15/2014	62,825	62,040
Rocky River Realty
8.810% due 04/14/2007 (l)	1,330	1,363
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012	3,600	3,825
8.000% due 12/15/2012	23,060	24,472
6.375% due 03/01/2014	15,475	15,630
7.500% due 03/15/2015	10,570	11,442
Rural Cellular Corp.
8.370% due 03/15/2010 (a)	1,500	1,553
8.250% due 03/15/2012	19,605	20,683
Sierra Pacific Power Co.
6.950% due 06/01/2022	5,000	5,161
7.100% due 11/02/2023	4,200	4,323
Sierra Pacific Resources
7.803% due 06/15/2012	22,100	23,654
Sonat, Inc.
7.000% due 02/01/2018	1,500	1,433
South Point Energy
8.400% due 05/30/2012	46,948	44,131
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,835	12,144
Time Warner Telecom, Inc.
9.750% due 07/15/2008	11,267	11,464
10.125% due 02/01/2011	10,750	11,126
9.250% due 02/15/2014	11,700	11,905
Triton PCS, Inc.
8.500% due 06/01/2013	14,559	13,940
Williams Cos., Inc.
6.375% due 10/01/2010	6,000	5,985
Wilmington Trust Co.-Tucson Electric
10.210% due 01/01/2009 (l)	305	312
10.732% due 01/01/2013 (l)	8,006	8,523

		1,240,706

Total Corporate Bonds & Notes (Cost $5,890,610)		5,996,099

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	39	39

Total U.S. Government Agencies (Cost $40)		39

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bond
5.375% due 02/15/2031	73,700	82,590

Total U.S. Treasury Obligations (Cost $83,975)		82,590

MORTGAGE-BACKED SECURITIES 0.1%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	4,332	4,232

Total Mortgage-Backed Securities (Cost $4,099)		4,232

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  117

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
SOVEREIGN ISSUES 5.6%

Republic of Brazil
4.313% due 04/15/2009 (a)		$376	$375
10.000% due 08/07/2011		7,635	8,914
11.000% due 01/11/2012		35,875	44,054
4.313% due 04/15/2012 (a)		10,768	10,620
10.250% due 06/17/2013		800	954
10.500% due 07/14/2014		20,150	24,442
8.000% due 01/15/2018		106,603	113,159
12.250% due 03/06/2030		20,200	27,846
8.250% due 01/20/2034		6,000	6,045
11.000% due 08/17/2040		33,400	40,990
Republic of Guatemala
9.250% due 08/01/2013		6,180	7,436
Republic of Panama
9.625% due 02/08/2011		2,550	3,060
9.375% due 07/23/2012		3,000	3,645
10.750% due 05/15/2020		9,125	12,752
8.875% due 09/30/2027		11,425	13,967
9.375% due 04/01/2029		9,575	12,208
Republic of Peru
9.125% due 02/21/2012		43,065	51,893
9.875% due 02/06/2015		11,100	14,236
5.000% due 03/07/2017 (a)		5,433	5,392

Total Sovereign Issues (Cost $360,269)			401,988

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 3.6%

BCP Crystal US Holdings Corp.
10.375% due 06/15/2014	EC	2,405	3,440
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014		3,600	4,521
Cognis Holding GmbH
9.500% due 05/15/2014		1,000	1,328
11.139% due 01/15/2015 (a)(e)		792	870
Eircom Funding
8.250% due 08/15/2013		3,090	4,243
El Paso Corp.
7.125% due 05/06/2009		11,850	15,061
Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		3,000	4,056
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	4,814
JSG Funding PLC
10.125% due 10/01/2012		26,675	34,784
JSG Holding PLC
11.500% due 10/01/2015 (e)		9,097	10,157
Kappa Beheer BV
10.625% due 07/15/2009		250	315
10.625% due 07/15/2009		845	1,064
Lighthouse International Co. S.A.
8.000% due 04/30/2014		4,950	6,314
8.000% due 04/30/2014		39,225	50,030
Republic of Germany
2.750% due 12/16/2005		60,000	72,195
Rhodia S.A.
8.000% due 06/01/2010		15,715	18,887
Telenet Communications NV
9.000% due 12/15/2013		7,200	9,778
9.000% due 12/15/2013		6,800	9,235
TRW Automotive, Inc.
10.125% due 02/15/2013		2,840	3,924
United Biscuits Finance Ltd.
10.750% due 04/15/2011	BP	3,000	5,662
UPC Holding BV
7.750% due 01/14/2015	EC	1,600	1,851

Total Foreign Currency-Denominated Issues (Cost $246,054)			262,529

	Shares

COMMON STOCKS 0.1%

Communications 0.1%

Dobson Communications Corp. (d)		416,677	3,200

Technology 0.0%

Reliant Resources, Inc.-Warrants Exp. 08/25/2008		65,885	718

Total Common Stocks (Cost $2,746)			3,918

CONVERTIBLE PREFERRED STOCK 0.3%

Celanese Corp.
4.250% due 12/31/2049		72,500	1,921
Chesapeake Energy Corp.
4.500% due 12/31/2049		17,600	1,965
General Motors Corp.
4.500% due 03/06/2032		441,000	10,509
5.250% due 03/06/2032		273,600	4,728

Total Convertible Preferred Stock (Cost $19,207)			19,123

PREFERRED SECURITY 0.8%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,905
Riggs Capital Trust II
8.875% due 03/15/2027		5,405,000	5,919
Xerox Capital Trust I
8.000% due 02/01/2027		21,680,000	22,601

Total Preferred Security (Cost $54,908)			55,425

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES 0.1%

Industrials 0.1%
Pride International, Inc.
3.250% due 05/01/2033		$5,000	6,312
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		1,000	899

Total Convertible Bonds & Notes (Cost $5,919)			7,211

SHORT-TERM INSTRUMENTS (m) 3.1%

Commercial Paper 1.7%

Rabobank USA Financial Corp.
3.880% due 10/03/2005		49,900	49,900
UBS Finance Delaware LLC
3.765% due 12/13/2005		75,000	74,401

			124,301

Repurchase Agreements 0.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $37,862. Repurchase proceeds are $37,010.)		37,000	37,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $4,694. Repurchase proceeds are $4,601.)		4,600	4,600

			41,600

U.K. Treasury Bills 0.6%

2.013% due 11/30/2005	EC	37,400	44,803

U.S. Treasury Bills 0.2%
3.407% due 12/01/2005-12/15/2005 (c)(g)(i)		$13,590	13,502

Total Short-Term Instruments (Cost $225,551)			224,206

Total Investments (h) 100.2% (Cost $7,052,453)			$7,218,076

Written Options (k) (0.0%) (Premiums $3,470)			(2,630)

Other Assets and Liabilities (Net) (0.2%)			(9,124)

Net Assets 100.0%			$7,206,322

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Non-income producing security.
(e)	Payment in-kind bond security.
(f)	Security becomes interest bearing at a future date.
(g)	Securities with an aggregate market value of $ 744 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(h)	As of September 30, 2005, portfolio securities with an aggregate market value of $171,353 were valued with reference to securities whose prices are more readily obtainable.
(i)	Securities with an aggregate market value of $10,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar December Futures	Long	12/2005	8,040	$(6,777)
U.S. Treasury 10-Year Note Futures	Long	12/2005	66	(55)

				$(6,832)

118  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	$12,500	$167

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	$16,000	$41
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	436
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	(21)
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	0
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	62
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	43
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	154
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	12
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	22
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	158
Bingham Legg Advisers LLC	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	4
Citibank N.A.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	17
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	5
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	6
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	47
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	(13)
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	50
Credit Suisse First Boston	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	344
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	(32)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	30
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	3,424
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(34)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(77)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(76)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	77
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	50
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	44
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.900)%	06/20/2006	10,000	(2)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(21)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	(13)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	12
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(112)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	73
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	100
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	82
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	208
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	86
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	5
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.420)%	12/20/2005	15,000	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.450)%	12/20/2005	6,000	1
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	(29)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	(12)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	45
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	(26)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	336
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,933
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	1.400%	09/20/2006	1,775	(9)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(419)
Wachovia Bank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.300%	12/20/2005	15,000	30

						$8,045

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  119

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

(k)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$113.000	10/21/2005	1,931	$332	$30
Put - CBOT U.S. Treasury Note December Futures	108.000	10/21/2005	1,931	295	121
Call - CBOT U.S. Treasury Note December Futures	115.000	11/22/2005	280	62	4
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	1,306	378	41
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	5,935	1,378	1,298
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,581	416	716

				$2,861	$2,210

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	5.500	%*	06/02/2006	$56,800	$319	$266
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	4.000	%**	06/02/2006	56,800	290	154

						$609	$420

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-monthUSD- LIBOR.

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,108	$21,262	0.30%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,334	23,045	0.32
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,818	14,472	0.20
Ferrellgas Partners LP	8.870	08/01/2009	06/30/2003	7,972	7,793	0.11
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,102	11,078	0.15
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,014	20,291	0.28
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,970	5,007	0.07
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,536	1,363	0.02
Tesoro Petroleum	8.670	07/17/2012	04/10/2003	9,953	9,984	0.14
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	01/07/1993	7,637	8,523	0.12
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	305	312	0.00

				$120,749	$123,130	1.71%

(m) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,081	10/2005	$112	$0	$112
Buy	EC	106,096	10/2005	0	(2,370)	(2,370)
Sell		316,155	10/2005	12,159	0	12,159
Buy		14,228	11/2005	3	(2)	1
Buy	JY	8,669,090	10/2005	0	(2,153)	(2,153)

				$12,274	$(4,525)	$7,749

120  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 69.8%

Banking & Finance 28.5%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$206
American International Group, Inc.
2.875% due 05/15/2008	300	287
Archstone-Smith Trust
7.900% due 02/15/2016	25	29
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	53
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	100	100
Bank of America Corp.
3.875% due 01/15/2008	50	49
4.750% due 08/15/2013	300	297
Bank One Corp.
9.875% due 03/01/2009	50	58
5.250% due 01/30/2013	100	101
BB&T Corp.
6.500% due 08/01/2011	30	32
Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	209
BNP Paribas S.A.
5.186% due 06/29/2049 (a)	200	197
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	243
CIT Group, Inc.
7.750% due 04/02/2012	240	275
Citigroup, Inc.
6.000% due 02/21/2012	190	202
5.625% due 08/27/2012	200	208
5.000% due 09/15/2014	200	199
7.750% due 12/01/2036	500	530
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	330	374
Devon Financing Corp. ULC
7.875% due 09/30/2031	100	126
Fleet National Bank
5.750% due 01/15/2009	175	181
Ford Motor Credit Co.
6.500% due 01/25/2007	270	270
5.700% due 01/15/2010	100	91
General Electric Capital Corp.
5.450% due 01/15/2013	350	363
6.750% due 03/15/2032	500	590
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	300	300
6.875% due 09/15/2011	50	46
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	109
5.700% due 09/01/2012	275	286
5.250% due 10/15/2013	300	303
6.125% due 02/15/2033	100	104
HBOS Capital Funding LP
6.071% due 06/30/2049 (a)	300	316
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	100	98
Household Finance Corp.
4.125% due 12/15/2008	100	98
International Lease Finance Corp.
4.875% due 09/01/2010	100	100
J.P. Morgan Chase & Co.
7.125% due 06/15/2009	100	108
6.625% due 03/15/2012	350	381
5.125% due 09/15/2014	100	100
4.750% due 03/01/2015	300	293
KFW International Finance, Inc.
5.750% due 01/15/2008	30	31
Korea Development Bank
4.750% due 07/20/2009	300	299
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	33
MBNA America Bank N.A.
7.125% due 11/15/2012	145	163
Metlife, Inc.
5.250% due 12/01/2006	300	301
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	157
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	108
5.300% due 03/01/2013	325	329
4.750% due 04/01/2014	200	193
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	226
Platinum Underwriters Holdings Ltd.
6.371% due 11/16/2007	100	101
Preferred Term Securities XII
4.436% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	30	30
4.000% due 06/13/2008 (a)	100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	262
Rabobank Capital Funding Trust II
5.260% due 12/29/2049 (a)	50	50
Rabobank Capital Funding Trust III
5.254% due 12/29/2049 (a)	300	300
RBS Capital Trust I
5.512% due 09/29/2049 (a)	100	102
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	100	99
Royal Bank of Scotland PLC
9.118% due 03/31/2049	280	326
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	200	199
United Overseas Bank Ltd.
5.375% due 09/03/2019 (a)	100	101
Verizon Global Funding Corp.
7.750% due 12/01/2030	200	244
Wachovia Bank N.A.
7.800% due 08/18/2010	30	34
Wells Fargo Bank, N.A.
6.450% due 02/01/2011	30	32

		11,882

Industrials 27.3%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102
Albertson’s, Inc.
7.500% due 02/15/2011	100	98
8.000% due 05/01/2031	150	137
American Airlines, Inc.
6.978% due 04/01/2011	120	121
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	27
6.875% due 05/01/2012	300	328
7.700% due 05/01/2032	100	119
BAE Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	62	67
Ball Corp.
7.750% due 08/01/2006	100	102
Barrick Gold Finance Co.
4.875% due 11/15/2014	100	98
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33
British Sky Broadcasting PLC
8.200% due 07/15/2009	100	111
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	103
5.850% due 02/01/2035	200	199
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	173
Chesapeake Energy Corp.
7.000% due 08/15/2014	23	24
6.375% due 06/15/2015	100	101
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	98
Clorox Co.
3.982% due 12/14/2007 (a)	30	30
Columbia Energy Group
6.800% due 11/28/2005	100	100
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	323
8.875% due 05/01/2017	35	45
Comcast Corp.
5.300% due 01/15/2014	100	100
7.050% due 03/15/2033	100	112
Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	96
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	102
Cox Communications, Inc.
3.950% due 12/14/2007 (a)	100	101
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	160	152
CSC Holdings, Inc.
7.250% due 07/15/2008	100	101
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	31
DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)	200	201
7.300% due 01/15/2012	100	109
DaVita, Inc.
6.625% due 03/15/2013	100	102
Delta Air Lines, Inc.
7.379% due 05/18/2010	57	55
7.570% due 11/18/2010	100	97
DR Horton, Inc.
5.625% due 09/15/2014	200	194
EnCana Corp.
4.750% due 10/15/2013	100	99
Gazprom International S.A.
7.201% due 02/01/2020	100	109
Georgia-Pacific Corp.
7.500% due 05/15/2006	200	203
8.125% due 05/15/2011	100	111
Halliburton Co.
5.109% due 10/17/2005 (a)	200	200
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	101
HCA, Inc.
6.950% due 05/01/2012	200	207
Hilton Hotels Corp.
8.250% due 02/15/2011	30	34
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	150
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100
International Business Machines Corp.
8.375% due 11/01/2019	30	39
International Paper Co.
6.750% due 09/01/2011	200	215
ITT Corp.
6.750% due 11/15/2005	30	30
JC Penney Corp., Inc.
8.000% due 03/01/2010	100	110
JetBlue Airways Corp.
8.120% due 03/15/2008 (a)	84	86
KB Home
6.375% due 08/15/2011	100	101
5.750% due 02/01/2014	100	95

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  121

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Kern River Funding Corp.
4.893% due 04/30/2018		$72	$71
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		100	111
Kinder Morgan, Inc.
6.500% due 09/01/2012		40	43
Kraft Foods, Inc.
6.250% due 06/01/2012		250	267
Kroger Co.
5.500% due 02/01/2013		100	101
Lamar Media Corp.
6.625% due 08/15/2015		100	102
Lenfest Communications, Inc.
8.375% due 11/01/2005		100	100
Marriott International, Inc.
6.875% due 11/15/2005		300	301
MGM Mirage, Inc.
6.000% due 10/01/2009		200	199
6.625% due 07/15/2015		100	99
News America Holdings, Inc.
9.250% due 02/01/2013		400	495
Northwest Airlines, Inc.
7.575% due 03/01/2019		87	87
Packaging Corp. of America
5.750% due 08/01/2013		100	97
Pemex Project Funding Master Trust
8.000% due 11/15/2011		260	297
Petrobras International Finance Co.
9.750% due 07/06/2011		150	181
Pioneer Natural Resources Co.
5.875% due 07/15/2016		200	197
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		100	103
Safeway, Inc.
6.150% due 03/01/2006		100	100
5.800% due 08/15/2012		100	101
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	110
Station Casinos, Inc.
6.000% due 04/01/2012		100	100
Telus Corp.
8.000% due 06/01/2011		30	34
Time Warner, Inc.
8.110% due 08/15/2006		100	103
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	35
Transocean, Inc.
7.500% due 04/15/2031		100	127
United Airlines, Inc.
7.186% due 04/01/2011 (b)		73	72
10.125% due 03/22/2015 (b)		100	40
USX Corp.
6.850% due 03/01/2008		30	31
Valero Energy Corp.
6.125% due 04/15/2007		100	102
3.500% due 04/01/2009		100	96
Viacom, Inc.
5.625% due 08/15/2012		300	305
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	32
Walt Disney Co.
6.375% due 03/01/2012		100	108
Waste Management, Inc.
7.100% due 08/01/2026		10	11
Weyerhaeuser Co.
6.125% due 03/15/2007		100	102
6.750% due 03/15/2012		250	270
Wyeth
4.375% due 03/01/2008		100	99
XTO Energy, Inc.
7.500% due 04/15/2012		100	113
6.250% due 04/15/2013		100	107

			11,399

Utilities 14.0%

Appalachian Power Co.
3.600% due 05/15/2008		100	97
AT&T Corp.
9.050% due 11/15/2011		47	53
BellSouth Corp.
5.200% due 09/15/2014		300	302
5.200% due 12/15/2016		100	100
British Telecom PLC
7.875% due 12/15/2005		30	30
8.375% due 12/15/2010		100	116
Cingular Wireless LLC
6.500% due 12/15/2011		50	54
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	110
Consumers Energy Co.
5.375% due 04/15/2013		100	101
Duke Energy Corp.
6.250% due 01/15/2012		130	138
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	144
4.875% due 11/01/2011		100	96
Entergy Louisiana, Inc.
5.560% due 09/01/2015		50	49
Exelon Corp.
5.625% due 06/15/2035		200	185
France Telecom S.A.
7.200% due 03/01/2006		100	101
7.750% due 03/01/2011		130	148
GTE South, Inc.
6.125% due 06/15/2007		30	31
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	159
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	197
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	211
Niagara Mohawk Power Corp.
7.750% due 05/15/2006		30	31
7.750% due 10/01/2008		30	32
Ohio Edison Co.
5.647% due 06/15/2009		100	102
5.450% due 05/01/2015		100	101
Oncor Electric Delivery Co.
7.250% due 01/15/2033		100	118
PNPP II Funding Corp.
8.510% due 11/30/2006		48	48
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	196
Progress Energy, Inc.
6.850% due 04/15/2012		200	217
PSEG Power LLC
6.950% due 06/01/2012		200	218
Qwest Corp.
7.120% due 06/15/2013 (a)		100	105
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		56	54
SBC Communications, Inc.
5.100% due 09/15/2014		300	298
Sprint Capital Corp.
6.000% due 01/15/2007		40	41
8.375% due 03/15/2012		400	471
6.875% due 11/15/2028		100	111
System Energy Resources, Inc.
4.875% due 10/01/2007		100	100
Time Warner Telecom Holdings, Inc.
7.790% due 02/15/2011 (a)		100	103
TXU Corp.
4.800% due 11/15/2009		100	97
TXU Energy Co. LLC
7.000% due 03/15/2013		200	217
Verizon New England, Inc.
6.500% due 09/15/2011		200	213
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	202
Virginia Electric & Power Co.
5.750% due 03/31/2006		100	101
5.375% due 02/01/2007		80	81
Vodafone Group PLC
3.950% due 01/30/2008		30	30
7.750% due 02/15/2010		30	33
Williams Cos., Inc.
6.375% due 10/01/2010		100	100

			5,842

Total Corporate Bonds & Notes (Cost $29,312)			29,123

U.S. GOVERNMENT AGENCIES 8.1%

Fannie Mae
5.500% due 10/13/2035		3,400	3,399

Total U.S. Government Agencies (Cost $3,427)			3,399

SOVEREIGN ISSUES 4.2%

Republic of Brazil
4.313% due 04/15/2009 (a)		47	47
4.313% due 04/15/2012 (a)		41	41
8.000% due 01/15/2018		226	240
Republic of Croatia
4.750% due 07/31/2010 (a)		34	34
Republic of Panama
9.625% due 02/08/2011		100	120
Republic of South Africa
9.125% due 05/19/2009		30	34
7.375% due 04/25/2012		90	102
Russian Federation
10.000% due 06/26/2007		83	91
5.000% due 03/31/2030 (a)		250	288
United Mexican States
8.375% due 01/14/2011		370	426
6.375% due 01/16/2013		200	213
8.300% due 08/15/2031		80	100

Total Sovereign Issues (Cost $1,603)			1,736

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 1.1%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	154
France Telecom S.A.
7.000% due 03/14/2008 (a)		90	118
HSBC Holdings PLC
5.375% due 12/20/2012		60	82
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	45
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		50	46

Total Foreign Currency-Denominated Issues (Cost $421)			445

	Shares

CONVERTIBLE PREFERRED STOCK 0.3%

Metlife, Inc.
6.375% due 08/15/2008		4,000	112

Total Convertible Preferred Stock (Cost $100)			112

122  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Shares		Value (000s)
PREFERRED STOCK 2.1%

Goldman Sachs Group, Inc.
3.911% due 12/31/2049 (a)		4,000	$102
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)		800,000	767

Total Preferred Stock (Cost $882)			869

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (h) 17.5%

Commercial Paper 12.4%
ASB Bank Ltd.
3.510% due 10/18/2005		$800	799
BNP Paribas Finance
3.750% due 12/12/2005		900	893
HBOS Treasury Services PLC
3.750% due 12/01/2005		400	397
ING U.S. Funding LLC
3.510% due 10/18/2005		800	799
Rabobank USA Financial Corp.
3.880% due 10/03/2005		800	800
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		300	299
3.850% due 12/22/2005		900	892
TotalFinaElf Capital S.A.
3.760% due 12/01/2005		300	298

			5,177

Repurchase Agreement 1.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $571. Repurchase proceeds are $557.)		557	557

German Treasury Bills 3.5%

1.994% due 10/19/2005	EC	1,200	1,441

U.S. Treasury Bills 0.3%

3.431% due 12/01/2005-12/15/2005 (c)(e)		$125	124

Total Short-Term Instruments (Cost $7,307)			7,299

Total Investments (d) 103.1% (Cost $43,052)			$42,983

Written Options (g) (0.0%) (Premiums $15)			(7)

Other Assets and Liabilities (Net) (3.1%)			(1,271)

Net Assets 100.0%			$41,705

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $197 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $124 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar December Futures	Long	12/2006	15	$(16)
Euribor Purchased Put Options Strike @ 97.250	Short	12/2005	12	7
U. S. Treasury 5-Year Note Futures	Long	12/2005	17	(15)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	37	(97)

				$(121)

(f)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$(8)
Bank of America	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$3,800	(25)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		400	13
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,540	92
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		1,000	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		200	5
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	81

							$171

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  123

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2005 (Unaudited)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	5
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	300	0
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	0
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	200	(2)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	190	1
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	2
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250)%	03/20/2007	300	1
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Buy	(0.400)%	06/20/2010	1,000	(5)
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 4.875% due 03/04/2015	Sell	0.300%	06/20/2010	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	400	1

						$10

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$113.000	11/22/2005	20	$6	$1
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	26	9	6

				$15	$7

(h)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	10/2005	$1	$0	$1
Buy		51	02/2006	2	0	2
Sell	C$	100	10/2005	0	(2)	(2)
Buy	CP	13,532	02/2006	0	0	0
Sell	EC	2,191	10/2005	81	0	81
Buy		644	11/2005	2	0	2
Buy	JY	28,000	10/2005	0	(8)	(8)
Buy	KW	21,700	01/2006	0	(1)	(1)
Buy		8,200	02/2006	0	0	0
Buy		11,800	03/2006	0	0	0
Buy	MP	113	02/2006	0	0	0
Buy		338	03/2006	0	0	0
Buy	PN	35	02/2006	0	(1)	(1)
Buy		35	03/2006	0	0	0
Buy	PZ	33	02/2006	0	0	0
Buy		34	03/2006	0	0	0
Buy	RP	908	03/2006	0	0	0
Buy	RR	286	01/2006	0	0	0
Buy		200	02/2006	0	0	0
Buy		306	03/2006	0	0	0
Buy	S$	17	01/2006	0	0	0
Buy		12	02/2006	0	0	0
Buy		18	03/2006	0	0	0
Buy	SV	833	02/2006	0	(1)	(1)
Buy		667	03/2006	0	0	0
Buy	T$	240	02/2006	0	0	0
Buy		334	03/2006	0	0	0

				$86	$(13)	$73

124  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.7%

Banking & Finance 1.9%

Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$101
Allstate Life Global Funding Trusts
3.710% due 01/25/2008 (a)	2,200	2,202
Bank One Corp.
6.500% due 02/01/2006	150	151
Bayerische Landesbank Girozentrale
6.625% due 06/25/2007	250	258
General Electric Capital Corp.
3.801% due 03/04/2008 (a)	10,000	10,006
Goldman Sachs Group, Inc.
4.300% due 06/28/2010 (a)	2,300	2,308
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	15,000	15,013
Inter-American Development Bank
6.625% due 03/07/2007	340	351
J.P. Morgan Chase & Co.
5.250% due 05/30/2007	50	51
Morgan Stanley Dean Witter & Co.
5.800% due 04/01/2007	100	102
Postal Square LP
6.500% due 06/15/2022	1,669	1,812
Pricoa Global Funding I
2.780% due 01/25/2008 (a)	2,200	2,202
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,025	7,907
Wells Fargo & Co.
5.125% due 02/15/2007	250	251

		42,715

Industrials 0.8%

Wal-Mart Stores, Inc.
5.250% due 09/01/2035	17,600	17,095

Utilities 0.0%

GTE Corp.
7.510% due 04/01/2009	100	108

Total Corporate Bonds & Notes (Cost $60,264)		59,918

MUNICIPAL BONDS & NOTES 0.8%

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,184
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,114
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	415
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,253
Foothill, California Eastern Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	666
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,569
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,193
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,750
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,060

Total Municipal Bonds & Notes (Cost $17,308)		18,204

U.S. GOVERNMENT AGENCIES 29.6%

Fannie Mae
0.000% due 03/25/2009 (b)	683	649
0.080% due 10/24/2035 (a)	16,000	16,152
2.125% due 02/10/2006	7,000	6,955
3.651% due 11/28/2035 (a)	1,005	1,005
3.721% due 07/25/2035 (a)	9,400	9,406
3.731% due 09/25/2035 (a)	15,000	15,014
3.880% due 10/01/2024-09/25/2035 (a)(f)	13,274	13,282
3.989% due 03/18/2031 (a)	1,867	1,870
4.033% due 04/01/2028 (a)	256	259
4.237% due 05/01/2025 (a)	93	97
4.418% due 11/01/2023 (a)	579	592
4.430% due 10/25/2017 (a)	411	415
4.500% due 02/25/2008-10/13/2035 (f)	232,983	221,186
4.520% due 07/01/2035 (a)	1,924	1,923
4.541% due 04/25/2032 (a)	361	365
4.766% due 12/01/2027 (a)	312	321
5.000% due 04/25/2035	6,841	6,271
5.099% due 10/01/2024 (a)	7	7
5.407% due 02/01/2028 (a)	55	57
5.470% due 08/01/2026 (a)	49	50
5.500% due 02/15/2006-03/01/2035 (f)	11,739	11,746
6.000% due 05/17/2027	2,126	2,177
6.250% due 12/25/2013	8	8
6.500% due 11/25/2023-01/25/2024 (f)	642	677
6.625% due 11/15/2030	25,000	30,965
6.750% due 06/25/2032	4,950	5,143
6.900% due 05/25/2023	424	435
6.950% due 07/25/2020	139	144
7.000% due 06/25/2022-05/18/2027 (f)	4,746	4,983
7.500% due 07/01/2032	44	47
7.800% due 10/25/2022	64	68
9.000% due 08/01/2021-06/01/2027 (f)	269	295
14.600% due 09/25/2007 (c)	0	2
1197.968% due 08/25/2007 (c)	0	4
Federal Farm Credit Bank
5.750% due 12/07/2028	500	553
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,276
3.750% due 09/28/2006 (a)	25,000	24,956
3.875% due 10/23/2006	24,000	23,885
5.120% due 01/10/2013	6,500	6,474
5.500% due 04/17/2006	12,000	12,080
Federal Housing Administration
3.000% due 11/25/2019	483	477
6.896% due 07/01/2020	2,029	2,016
7.430% due 09/01/2019-06/01/2024 (f)	2,008	2,025
Freddie Mac
3.750% due 11/15/2006	50,000	49,670
3.880% due 10/25/2023	166	165
4.065% due 10/25/2044 (a)	28,600	28,698
4.071% due 06/15/2030-12/15/2032 (a)(f)	1,244	1,256
4.121% due 06/15/2031 (a)	430	435
4.137% due 07/25/2044 (a)	7,926	7,972
4.214% due 01/01/2028 (a)	67	69
4.296% due 01/01/2028 (a)	435	446
4.500% due 05/15/2025-07/15/2035 (f)	22,762	19,384
4.715% due 05/01/2022 (a)	12	13
5.000% due 06/15/2013-05/15/2035 (f)	12,801	11,947
5.244% due 06/01/2022 (a)	13	14
5.320% due 09/01/2027 (a)	173	176
5.345% due 10/01/2026 (a)	65	66
5.500% due 06/15/2034-06/15/2035 (f)	7,552	7,250
5.838% due 12/01/2024 (a)	138	140
6.000% due 04/15/2034	6,170	6,270
6.250% due 09/15/2023	5,000	5,138
6.500% due 11/15/2008-10/25/2043 (f)	3,610	3,616
7.000% due 09/01/2007-01/15/2024 (f)	966	931
7.511% due 02/01/2028 (a)	333	336
Government National Mortgage Association
3.750% due 09/20/2017-09/20/2026 (a)(f)	1,036	1,049
4.125% due 12/20/2017-11/20/2027 (a)(f)	662	674
4.375% due 02/20/2017-05/20/2030 (a)(f)	3,904	3,936
4.500% due 03/20/2021 (a)	48	48
4.559% due 03/20/2031 (a)	2,732	2,768
5.000% due 04/20/2034	24,148	21,529
5.500% due 02/20/2033	2,000	2,009
6.000% due 08/20/2033	2,280	2,345
7.000% due 03/16/2029	394	416
Overseas Private Investment Corp.
2.360% due 08/15/2007	1,250	1,235
3.800% due 08/15/2007	9,130	9,718
4.736% due 03/15/2022	4,300	4,214
5.140% due 08/15/2007	2,500	2,426
Small Business Administration
4.760% due 09/01/2025	10,000	9,831
5.240% due 08/01/2023	7,226	7,379

Total U.S. Government Agencies (Cost $652,702)		652,881

U.S. TREASURY OBLIGATIONS 47.4%

Treasury Inflation Protected Security (e)
2.375% due 01/15/2025	12,649	13,536
U.S. Treasury Bonds
7.250% due 05/15/2016	123,000	152,198
8.875% due 08/15/2017	75,000	105,182
6.250% due 08/15/2023	52,700	63,032
6.625% due 02/15/2027	125,000	158,721
5.250% due 11/15/2028	146,000	159,083
5.375% due 02/15/2031	133,000	149,043
U.S. Treasury Notes
4.250% due 11/15/2014	86,020	85,432
4.250% due 08/15/2015	116,200	115,510
U.S. Treasury Strip
0.000% due 02/15/2019 (b)	74,600	40,566

Total U.S. Treasury Obligations (Cost $1,052,817)		1,042,303

MORTGAGE-BACKED SECURITIES 6.0%

Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	972	974
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033 (a)	332	333
5.382% due 04/25/2033 (a)	857	857
4.833% due 01/25/2034 (a)	980	974
4.750% due 11/25/2035 (a)	10,400	10,346

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  125

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.
4.667% due 06/25/2030 (a)	$126	$128
Commercial Mortgage Pass-Through Certificates
3.948% due 03/15/2020 (a)	4,100	4,102
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,580	5,268
4.040% due 05/25/2035 (a)	4,721	4,660
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/2035 (a)	7,513	7,528
4.120% due 04/25/2035 (a)	2,489	2,489
4.170% due 06/25/2035 (a)	3,781	3,793
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	245	245
CS First Boston Mortgage Securities Corp.
4.191% due 04/25/2033 (a)	560	562
Federal Agricultural Mortgage Corp.
7.263% due 07/25/2011 (a)	2,532	2,560
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	533	533
GS Mortgage Securities Corp.
3.918% due 11/15/2015 (a)	409	409
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (a)	4,020	4,016
Impac CMB Trust
5.249% due 09/25/2034 (a)	5,226	5,184
3.954% due 10/25/2035 (a)	19,812	19,840
MASTR Asset Securitization Trust
5.500% due 09/25/2033	901	893
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035 (a)	11,900	11,853
Nomura Asset Securities Corp.
8.029% due 04/13/2036 (a)	2,000	2,031
7.120% due 04/13/2039	1,250	1,266
Residential Accredit Loans, Inc.
4.041% due 01/25/2033 (a)	447	448
4.230% due 03/25/2033 (a)	1,068	1,068
Residential Asset Securitization Trust
5.500% due 07/25/2033	179	179
SACO I, Inc.
1.000% due 10/25/2035 (a)	4,052	4,053
3.911% due 12/25/2035 (a)	2,259	2,267
Sequoia Mortgage Trust
4.136% due 06/20/2032 (a)	1,560	1,562
4.146% due 07/20/2033 (a)	3,454	3,460
Structured Asset Mortgage Investments, Inc.
4.559% due 02/25/2030 (a)	74	75
4.010% due 10/19/2033 (a)	1,203	1,205
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	26	26
4.330% due 07/25/2032 (a)	405	405
3.930% due 08/25/2035 (a)	6,641	6,645
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	2,500	2,500
4.170% due 11/25/2035 (a)	5,000	5,001
4.265% due 06/25/2042 (a)	680	687
4.140% due 01/25/2045 (a)	7,267	7,277
Washington Mutual, Inc.
4.060% due 04/25/2045 (a)	3,601	3,591

Total Mortgage-Backed Securities (Cost $131,478)		131,293

ASSET-BACKED SECURITIES 9.5%

AAA Trust
3.930% due 11/26/2035 (a)	4,227	4,228
ACE Securities Corp.
3.948% due 10/25/2035 (a)	16,100	16,108
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)	1,169	1,170
3.948% due 10/25/2035 (a)	800	801
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	23	23
Argent Securities, Inc.
3.831% due 03/25/2034 (a)	11	11
3.950% due 10/25/2035 (a)	8,600	8,609
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	5,259	5,259
3.929% due 08/25/2035 (a)	9,100	9,103
Bayview Financial Acquisition Trust
4.287% due 05/28/2034 (a)	895	897
Bear Stearns Asset-Backed Securities, Inc.
4.005% due 06/25/2031 (a)	1,189	1,190
4.040% due 07/25/2031 (a)	4,547	4,552
4.040% due 09/25/2031 (a)	2,908	2,911
4.160% due 10/25/2032 (a)	330	330
4.030% due 09/25/2034 (a)	3,902	3,907
4.080% due 06/25/2035 (a)	1,839	1,842
4.100% due 09/25/2035 (a)	6,896	6,900
4.141% due 11/25/2042 (a)	3,250	3,267
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)	2,169	2,171
Centex Home Equity Co. LLC
3.900% due 03/25/2035 (a)	3,293	3,295
Chase Funding Mortgage Loan Asset-Backed Certificates
3.891% due 10/25/2031 (a)	388	389
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	230	230
Citigroup Mortgage Loan Trust, Inc.
3.850% due 09/25/2035 (a)	8,000	8,000
Countrywide Asset-Backed Certificates
4.170% due 05/25/2033 (a)	3,575	3,583
4.140% due 03/25/2034 (a)	312	313
3.938% due 01/25/2036 (a)	6,400	6,399
4.028% due 01/25/2036 (a)	1,800	1,804
CS First Boston Mortgage Securities Corp.
4.080% due 01/25/2043 (a)	6,287	6,282
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)	768	768
2.820% due 03/25/2034 (a)	727	728
First NLC Trust
3.940% due 09/25/2035 (a)	2,270	2,271
Ford Credit Auto Owner Trust
2.130% due 10/15/2006	896	895
Fremont Home Loan Trust
4.060% due 11/25/2034 (a)	2,530	2,533
3.940% due 01/25/2035 (a)	1,742	1,744
3.930% due 06/25/2035 (a)	1,684	1,686
GSAMP Trust
3.950% due 02/25/2035 (a)	1,119	1,120
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	1,256	1,258
IXIS Real Estate Capital Trust
3.980% due 09/25/2035 (a)	3,000	3,001
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	94	95
4.030% due 11/25/2034 (a)	12,224	12,242
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	99
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)	14,000	14,004
3.997% due 06/25/2036 (a)	10,000	10,003
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	205	205
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)	166	166
NPF XII, Inc.
2.240% due 10/01/2024 (d)	3,000	236
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)	6,500	6,502
Park Place Securities, Inc.
3.910% due 06/25/2035 (a)	2,021	2,022
Renaissance Home Equity Loan Trust
3.990% due 11/25/2035 (a)	1,300	1,301
Residential Asset Mortgage Products, Inc.
4.000% due 06/25/2024 (a)	2,094	2,095
3.950% due 05/25/2025 (a)	1,800	1,801
4.170% due 11/25/2033 (a)	4,100	4,103
3.930% due 03/25/2035 (a)	5,205	5,209
Residential Asset Securities Corp.
3.751% due 04/25/2025 (a)	4,780	4,784
4.100% due 04/25/2032 (a)	1,068	1,069
SACO I, Inc.
0.000% due 10/25/2035 (a)	5,000	5,002
SMS Student Loan Trust
4.139% due 10/27/2025 (a)	744	747
Soundview Home Equity Loan Trust
3.950% due 04/25/2035 (a)	861	862
3.930% due 07/25/2035 (a)	3,226	3,227
Structured Asset Investment Loan Trust
4.010% due 12/25/2013 (a)	717	717
3.980% due 09/25/2034 (a)	95	95
Structured Asset Securities Corp.
3.910% due 01/25/2035 (a)	2,244	2,245
3.920% due 02/25/2035 (a)	4,582	4,585
Terwin Mortgage Trust
3.850% due 06/25/2036 (a)	6,605	6,604

Total Asset-Backed Securities (Cost $211,902)		209,598

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005 22,800		0

Total Purchased Call Options (Cost $85)		0

PURCHASED PUT OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005 22,800		192

	# of Contracts

Eurodollar December Futures (CME)
Strike @ 95.500 Exp. 12/19/2005	2,000	100

Total Purchased Put Options (Cost $117)		292

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 28.3%

Certificates of Deposit 5.0%

Citibank New York N.A.
3.670% due 11/04/2005	$25,000	25,000
3.700% due 11/09/2005	1,500	1,500
3.770% due 11/22/2005	14,000	14,000
3.845% due 12/19/2005	15,000	15,000
Wells Fargo Bank, N.A.
3.760% due 10/13/2005	55,000	55,000

		110,500

Commercial Paper 21.1%

Fannie Mae

3.344% due 10/19/2005	115,000	114,821
3.479% due 10/26/2005	21,000	20,953
3.615% due 11/16/2005	10,500	10,454

126  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
3.180% due 10/03/2005	$70,500	$70,500
3.498% due 10/26/2005	60,000	59,866
3.615% due 11/16/2005	35,000	34,845
Freddie Mac
3.180% due 10/03/2005	59,700	59,700
3.620% due 11/15/2005	93,400	92,996

		464,135

Repurchase Agreements 1.2%

Credit Suisse First Boston
3.250% due 10/03/2005	21,000	21,000
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $21,490. Repurchase proceeds are $21,006.)
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $5,382. Repurchase proceeds are $5,276.)	5,275	5,275

		26,275

U.S. Treasury Bills 1.0%

3.423% due 12/01/2005-12/15/2005 (f)(h)(i)	20,760	20,601

Total Short-Term Instruments (Cost $621,531)		621,511

Total Investments (g) 124.3% (Cost $2,748,204)		$2,736,000

Written Options (j) (0.1%) (Premiums $2,951)		(2,298)

Other Assets and Liabilities (Net) (24.2%)		(532,546)

Net Assets 100.0%		$2,201,156

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Interest only security.
(d)	Security is in default.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(g)	As of September 30, 2005, portfolio securities with an aggregate market value of $164,941 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $994 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(i)	Securities with an aggregate market value of $15,244 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	434	$(638)
Eurodollar June Futures	Long	06/2006	1,497	(849)
U.S. Treasury 10-Year Note Futures	Long	12/2005	1,881	(647)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	6,416	(16,116)

				$(18,250)

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call-CBOT U.S. Treasury Bond December Futures	$117.000	11/22/2005	662	$608	$300
Put-CBOT U.S. Treasury Bond December Futures	110.000	11/22/2005	380	260	77
Put-CBOT U.S. Treasury Bond December Futures	112.000	11/22/2005	662	236	352
Call-CME Eurodollar December Futures	96.250	12/19/2005	384	0	2
Call-CME Eurodollar December Futures	96.500	12/19/2005	626	154	4
Put-CME Eurodollar June Futures	95.000	06/19/2006	328	163	57
Put-CME Eurodollar December Futures	95.000	12/18/2006	675	268	312

				$1,689	$1,104

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call-OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$6,900	$138	$154
Put-OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	6,900	164	138
Call-OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	14,400	318	322
Put-OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	14,400	341	288
Call-OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	6,900	138	154
Put-OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	6,900	163	138

						$1,262	$1,194

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  127

Schedule of Investments

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.3%

Banking & Finance 2.8%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$8,700	$8,701
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	146
CIT Group, Inc.
4.120% due 09/20/2007 (a)	9,200	9,232
4.033% due 05/23/2008 (a)	9,200	9,230
Citigroup, Inc.
3.753% due 11/01/2007 (a)	3,600	3,606
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,143
7.100% due 03/15/2007	6,700	6,934
Ford Motor Credit Co.
6.875% due 02/01/2006	18,700	18,778
6.500% due 02/15/2006	1,000	1,003
General Electric Capital Corp.
2.750% due 09/25/2006	200	197
3.425% due 01/15/2008 (a)	22,700	22,727
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	46,390	46,391
6.125% due 09/15/2006	3,940	3,953
6.125% due 01/22/2008	750	724
7.430% due 12/01/2021	191	193
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	16,500	15,466
Golden West Financial Corp.
5.500% due 08/08/2006	700	706
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	27,600	27,623
3.650% due 10/05/2007 (a)	3,000	3,008
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	16,600	16,614
International Lease Finance Corp.
3.125% due 05/03/2007	300	293
John Deere Capital Corp.
4.500% due 08/25/2008	900	897
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	42,600	42,600
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	12,900	13,243
7.554% due 07/03/2008 (a)	3,000	2,617
Premium Asset Trust
3.847% due 10/06/2005 (a)	800	800
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	21,500	21,357
Putnam CBO I Ltd.
3.970% due 06/12/2009 (a)	1,684	1,692
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	68,300	68,323
State Street Capital Trust II
4.290% due 02/15/2008 (a)	12,000	12,009
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	3,800	3,816

		370,022

Industrials 1.3%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,380
7.650% due 07/01/2008	7,500	8,018
AOL Time Warner, Inc.
6.125% due 04/15/2006	5,500	5,547
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	13,250	13,355
4.430% due 05/24/2006 (a)	13,800	13,841
4.026% due 03/07/2007 (a)	14,000	13,985
4.050% due 06/04/2008	80	78
Devon Energy Corp.
2.750% due 08/01/2006	10,400	10,230
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,405
7.625% due 09/01/2008	1,075	1,098
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	4,772
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,580
Georgia-Pacific Corp.
7.375% due 07/15/2008	4,000	4,210
HCA, Inc.
8.850% due 01/01/2007	1,200	1,254
5.250% due 11/06/2008	3,450	3,407
Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,301
ITT Corp.
6.750% due 11/15/2005	2,000	2,012
Kroger Co.
7.625% due 09/15/2006	2,250	2,306
7.800% due 08/15/2007	955	1,004
Pemex Project Funding Master Trust
9.625% due 12/02/2008	8,900	10,057
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,844
Time Warner, Inc.
8.110% due 08/15/2006	3,400	3,498
Tyco International Group S.A.
6.375% due 02/15/2006	15,600	15,706
5.800% due 08/01/2006	5,600	5,654
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,253
United Airlines, Inc.
4.090% due 03/02/2049 (a)(b)	798	799

		171,594

Utilities 1.2%

American Electric Power Co., Inc.
6.125% due 05/15/2006	17,631	17,805
Dominion Resources, Inc.
3.660% due 11/15/2006 (a)	6,705	6,636
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,921
France Telecom S.A.
7.200% due 03/01/2006	66,900	67,683
Oncor Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,611
Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,673
Progress Energy, Inc.
6.750% due 03/01/2006	14,410	14,540
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,661
Virginia Electric & Power Co.
5.750% due 03/31/2006	6,400	6,440

		164,970

Total Corporate Bonds & Notes (Cost $728,929)		706,586

U.S. GOVERNMENT AGENCIES 21.5%

Fannie Mae
0.950% due 03/25/2009 (a)(c)	1,426	18
3.373% due 11/01/2017 (a)	49	49
3.545% due 11/01/2018 (a)	5	5
3.625% due 07/01/2017 (a)	69	70
3.651% due 11/28/2035 (a)	11,294	11,290
3.725% due 01/01/2021 (a)	48	47
3.772% due 12/01/2017 (a)	37	37
3.799% due 09/22/2006 (a)	57,600	57,586
3.870% due 08/01/2017 (a)	11	11
3.872% due 07/01/2018 (a)	15	16
3.880% due 09/25/2035 (a)	74,039	74,089
3.920% due 06/01/2017 (a)	27	27
3.930% due 07/25/2017 (a)	844	856
3.937% due 07/01/2042 (a)	42,964	43,251
3.987% due 09/01/2041 (a)	44,623	45,223
4.000% due 05/01/2011	327	321
4.041% due 06/25/2032 (a)	170	170
4.087% due 07/01/2017 (a)	99	100
4.119% due 11/01/2017 (a)	115	116
4.137% due 10/01/2030-11/01/2039 (a)(d)	3,382	3,424
4.180% due 03/25/2044 (a)	1,897	1,899
4.250% due 05/25/2033	15,203	14,800
4.252% due 04/01/2034 (a)	7,392	7,338
4.256% due 04/25/2022 (a)	32	32
4.274% due 11/01/2027 (a)	235	240
4.398% due 01/01/2024 (a)	18	18
4.500% due 06/01/2011-05/01/2020 (d)	45,400	44,517
4.501% due 02/01/2028 (a)	17	17
4.554% due 01/01/2028 (a)	127	128
4.584% due 09/01/2035 (a)	21,942	21,857
4.682% due 07/01/2035 (a)	18,028	17,948
4.683% due 05/01/2035 (a)	17,323	17,183
4.711% due 04/01/2024 (a)	386	396
4.733% due 03/01/2035 (a)	4,000	4,097
4.749% due 04/01/2018 (a)	1,752	1,773
4.767% due 01/01/2035 (a)	28,529	28,412
4.799% due 01/01/2024 (a)	348	358
4.962% due 06/01/2022 (a)	14	14
4.997% due 12/01/2023 (a)	59	59
5.000% due 12/01/2013-10/13/2035 (d)	1,580,512	1,577,026
5.009% due 10/01/2024 (a)	556	572
5.284% due 07/01/2023 (a)	99	102
5.407% due 02/01/2028 (a)	740	761
5.482% due 09/01/2032 (a)	4,264	4,264
5.500% due 10/01/2008-06/01/2035 (d)	410,981	412,396
6.000% due 03/01/2009-05/01/2033 (d)	102,936	105,931
6.228% due 08/01/2029 (a)	1,684	1,718
6.500% due 06/01/2008-12/25/2042 (d)	36,871	38,717
6.500% due 03/25/2009-03/25/2023 (c)(d)	403	26
7.000% due 01/01/2008-01/01/2032 (d)	14,884	15,367
7.500% due 02/01/2013	12	13
8.000% due 12/25/2021-11/01/2031 (d)	6,608	7,063
8.500% due 02/01/2017-04/01/2025 (d)	347	375
8.800% due 01/25/2019	160	171
9.000% due 03/25/2021-01/01/2025 (d)	635	686
9.250% due 10/25/2018	10	11
9.500% due 03/25/2020-11/01/2025 (d)	1,507	1,655
10.000% due 10/01/2009-01/01/2025 (d)	137	148
10.500% due 07/01/2014-12/01/2024 (d)	11	13
11.000% due 11/01/2020	9	10
11.250% due 10/01/2015	11	12
11.500% due 11/01/2019-02/01/2020 (d)	11	12
11.750% due 02/01/2016	12	14
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	4	5
15.500% due 10/01/2012-12/01/2012 (d)	1	1
15.750% due 12/01/2011	7	8
16.000% due 09/01/2012-12/01/2012 (d)	3	3
256.000% due 11/01/2008 (c)	1	3

128  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
2.250% due 05/15/2006	$90	$89
4.200% due 02/05/2007 (a)	11,100	10,272
Federal Housing Administration
7.430% due 09/01/2019-11/01/2025 (d)	11,097	11,195
Freddie Mac
3.960% due 08/25/2031 (a)	11,042	11,098
3.970% due 09/25/2031 (a)	20,016	20,033
4.000% due 09/15/2015	300	294
4.000% due 01/11/2017 (a)	9	10
4.000% due 01/15/2024 (c)	5,642	646
4.218% due 11/15/2030 (a)	22	22
4.228% due 10/01/2023 (a)	272	280
4.232% due 11/01/2022 (a)	436	446
4.234% due 08/15/2032 (a)	1,405	1,397
4.240% due 11/01/2023 (a)	87	89
4.302% due 02/01/2020 (a)	553	556
4.365% due 01/01/2024 (a)	499	513
4.375% due 03/01/2017 (a)	65	66
4.500% due 06/01/2018	63	61
4.762% due 10/15/2020 (a)	108	108
4.813% due 03/15/2021 (a)	80	80
4.844% due 08/01/2035 (a)	37,438	37,324
4.846% due 06/01/2024 (a)	148	151
4.857% due 03/01/2024 (a)	19	20
4.875% due 02/01/2023 (a)	11	11
5.000% due 04/15/2016	24,156	24,161
5.026% due 10/01/2027 (a)	80	82
5.102% due 01/01/2024 (a)	199	206
5.218% due 09/01/2023 (a)	51	52
5.372% due 12/01/2022 (a)	108	110
5.500% due 12/01/2017-07/15/2034 (d)	14,394	14,557
5.532% due 07/01/2018 (a)	89	91
6.000% due 06/01/2006-01/01/2033 (d)	27,184	27,941
6.500% due 08/15/2011-07/25/2043 (d)	106,144	109,629
7.000% due 01/01/2030-04/01/2032 (d)	139	145
7.500% due 09/01/2006-07/15/2030 (d)	1,277	1,315
8.000% due 07/01/2006-12/01/2024 (d)	607	641
8.250% due 10/01/2007-01/01/2009 (d)	6	5
8.500% due 01/01/2007-11/01/2025 (d)	1,420	1,547
9.000% due 12/15/2020-08/01/2022 (d)	705	738
9.500% due 03/01/2010-09/01/2021 (d)	184	189
9.750% due 11/01/2008	72	75
10.000% due 03/01/2016-05/15/2020 (d)	89	93
10.500% due 10/01/2010-02/01/2016 (d)	5	5
10.750% due 09/01/2009-08/01/2011 (d)	27	29
11.500% due 10/01/2015-01/01/2016 (d)	9	10
11.750% due 08/01/2015	1	2
14.000% due 09/01/2012-04/01/2016 (d)	2	3
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011-12/01/2011 (d)	1	1
Government National Mortgage Association
3.500% due 07/20/2030 (a)	59	59
3.750% due 08/20/2022-07/20/2027 (a)(d)	7,788	7,890
4.000% due 01/20/2032-02/20/2032 (a)(d)	16,897	16,996
4.125% due 10/20/2023-12/20/2027 (a)(d)	5,953	6,051
4.322% due 12/16/2025 (a)	321	324
4.375% due 04/20/2016-05/20/2030 (a)(d)	13,544	13,684
4.500% due 01/20/2031-03/20/2031 (a)(d)	552	562
4.625% due 03/20/2019 (a)	50	50
6.000% due 01/15/2029-10/15/2032 (d)	470	481
6.500% due 09/15/2032-05/15/2034 (d)	106	111
7.000% due 03/15/2011-10/15/2011 (d)	33	35
7.500% due 02/15/2007-09/15/2031 (d)	461	494
8.000% due 11/15/2006-06/20/2031 (d)	4,178	4,479
8.500% due 12/15/2021-08/15/2030 (d)	165	181
9.000% due 03/15/2017-11/15/2030 (d)	623	689
9.500% due 10/15/2016-06/15/2025 (d)	32	35
9.750% due 08/15/2017	24	26
10.000% due 10/15/2013-11/15/2020 (d)	10	12
10.500% due 11/15/2019-02/15/2021 (d)	3	3
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	8	9
11.750% due 08/15/2013-08/15/2015 (d)	25	28
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	5
13.500% due 05/15/2011-11/15/2012 (d)	9	10
16.000% due 02/15/2012	9	10
Small Business Administration
7.640% due 03/10/2010	498	537

Total U.S. Government Agencies (Cost $2,912,395)		2,894,035

MORTGAGE-BACKED SECURITIES 10.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	96,272	94,671
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	355,328	350,659
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	16,577	16,971
5.522% due 10/20/2032 (a)	2,778	2,785
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	330	330
5.277% due 10/25/2032 (a)	940	939
6.083% due 10/25/2032 (a)	162	164
5.349% due 02/25/2033 (a)	6,107	6,121
5.633% due 02/25/2033 (a)	2,958	2,969
5.071% due 04/25/2033 (a)	16,197	15,913
5.446% due 04/25/2033 (a)	31,533	31,724
4.833% due 01/25/2034 (a)	28,752	28,563
4.750% due 11/25/2035 (a)	136,100	135,396
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	61,751	62,077
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	10	10
5.750% due 02/25/2033	1,914	1,921
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (a)	7,000	7,010
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	19,658	19,746
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (a)	13,484	13,484
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031	166	166
3.973% due 03/25/2032 (a)	16,199	16,224
4.160% due 03/25/2032 (a)	8,385	8,328
6.247% due 06/25/2032 (a)	1,328	1,331
5.643% due 10/25/2032 (a)	2,023	2,022
4.380% due 08/25/2033 (a)	485	488
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	130	142
5.751% due 05/25/2024 (a)	84	84
7.300% due 06/10/2032	195	211
Drexel Burnham Lambert CMO Trust
4.313% due 05/01/2016 (a)	6	6
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034 (a)	36,126	35,907
GSR Mortgage Loan Trust
6.000% due 03/25/2032	3,504	3,509
4.541% due 09/25/2035 (a)	136,600	135,097
4.548% due 09/25/2035 (a)	20,500	20,350
Imperial Savings Association
12.511% due 02/25/2018 (a)	74	74
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	24	26
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	20,504	20,432
MASTR Asset Securitization Trust
5.500% due 09/25/2033	31,383	31,128
Mellon Residential Funding Corp.
4.134% due 07/25/2029 (a)	1,983	1,997
4.008% due 06/15/2030 (a)	40,015	39,960
Merrill Lynch Mortgage Investors, Inc.
4.500% due 02/25/2035 (a)	43,047	42,377
Nationslink Funding Corp.
4.285% due 11/10/2030 (a)	648	650
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	3,067	3,074
4.230% due 02/25/2034 (a)	12,892	12,917
Prudential Home Mortgage Securities
7.500% due 09/25/2007	55	55
Prudential-Bache Trust
8.400% due 03/20/2021	478	477
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)	321	311
Ryland Acceptance Corp.
11.500% due 12/25/2016	3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	43	44
Sears Mortgage Securities
12.000% due 02/25/2014	15	15
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	15,233	15,242
SLH Mortgage Trust
9.600% due 03/25/2021	176	175
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)	1,209	1,243
4.119% due 09/19/2032 (a)	28,625	28,657
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,183	1,201
6.150% due 07/25/2032 (a)	1,219	1,218
4.120% due 01/25/2033 (a)	754	757
4.000% due 12/25/2034 (a)	5,143	5,146
3.930% due 08/25/2035 (a)	39,843	39,867
Torrens Trust
4.028% due 07/15/2031 (a)	1,430	1,430
Vendee Mortgage Trust
6.500% due 05/15/2029	42,359	43,774
Washington Mutual Mortgage Securities Corp.
5.448% due 07/25/2032 (a)	882	881

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  129

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
4.816% due 10/25/2032 (a)		$155	$155
5.073% due 02/25/2033 (a)		3,088	3,132
5.375% due 02/25/2033 (a)		701	700
4.007% due 02/27/2034 (a)		18,450	18,260
4.170% due 11/25/2035 (a)		17,200	17,203
4.265% due 06/25/2042 (a)		25,154	25,400
4.137% due 08/25/2042 (a)		18,332	18,336

Total Mortgage-Backed Securities (Cost $1,403,298)			1,391,635

ASSET-BACKED SECURITIES 8.9%

AAA Trust
3.930% due 11/26/2035 (a)		45,444	45,450
Accredited Mortgage Loan Trust
3.741% due 07/25/2035 (a)		7,555	7,558
ACE Securities Corp.
3.948% due 10/25/2035 (a)		132,238	132,300
Aegis Asset-Backed Securities Trust
3.950% due 03/25/2035 (a)		10,849	10,858
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)		744	737
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		34,700	34,738
Asset-Backed Securities Corp. Home Equity Loan Trust
4.028% due 06/15/2031 (a)		7	7
3.990% due 09/25/2034 (a)		1,873	1,874
3.930% due 07/25/2035 (a)		19,831	19,844
Bear Stearns Asset-Backed Securities, Inc.
4.030% due 09/25/2034 (a)		18,115	18,138
4.280% due 03/25/2043 (a)		15,211	15,242
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)		21,786	21,800
3.910% due 06/25/2035 (a)		12,399	12,406
Chase Funding Mortgage Loan Asset-Backed Certificates
3.961% due 11/25/2031 (a)		7,305	7,320
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)		4,657	4,667
Citibank Credit Card Issuance Trust
3.867% due 02/07/2008 (a)		6,500	6,501
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		14,592	14,603
3.850% due 09/25/2035 (a)		46,700	46,700
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)		385	385
Community Program Loan Trust
4.500% due 10/01/2018		7,248	7,181
Countrywide Asset-Backed Certificates
4.140% due 03/25/2034 (a)		11,375	11,382
3.761% due 03/25/2035 (a)		17,500	17,508
3.920% due 08/25/2035 (a)		12,125	12,134
3.910% due 10/25/2035 (a)		106,850	106,920
3.938% due 01/25/2036 (a)		38,084	38,078
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)		768	769
EQCC Home Equity Loan Trust
4.088% due 10/15/2027 (a)		31	31
Equity One ABS, Inc.
4.110% due 11/25/2032 (a)		11,217	11,243
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)		14,731	14,743
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)		46,779	46,811
First NLC Trust
3.940% due 09/25/2035 (a)		26,342	26,358
First USA Credit Card Master Trust
3.868% due 01/12/2009 (a)		12,895	12,915
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)		3,901	3,905
3.940% due 06/25/2035 (a)		6,933	6,935
GRMT II LLC
3.510% due 06/20/2032 (a)		8	8
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)		20,473	20,547
Honda Auto Receivables Owner Trust
4.490% due 09/17/2007		10,140	10,149
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		2,674	2,679
4.146% due 02/21/2033 (a)		22,219	22,277
Impac CMB Trust
4.080% due 04/25/2034 (a)		24,433	24,408
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)		5,953	5,958
Irwin Home Equity Loan Trust
4.205% due 06/25/2021 (a)		16	16
IXIS Real Estate Capital Trust
3.910% due 09/25/2035 (a)		32,079	32,089
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)		47,013	47,041
Mastr Asset-Backed Securities Trust
3.831% due 09/25/2034 (a)		8,462	8,468
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		1,136	1,137
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		73	74
Nelnet Student Loan Trust
3.680% due 01/25/2016 (a)		5,734	5,739
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)		64,523	64,562
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (a)		12	12
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)		60,820	60,861
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)		40,669	40,697
3.950% due 01/25/2036 (a)		1,989	1,991
Quest Trust
4.130% due 10/25/2035 (a)		23,555	23,555
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)		1,634	1,641
Residential Asset Mortgage Products, Inc.
3.960% due 06/25/2027 (a)		8,652	8,661
Residential Asset Securities Corp.
3.871% due 06/25/2031 (a)		12	12
SLM Student Loan Trust
3.630% due 04/26/2010 (a)		19,586	19,592
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)		12,902	12,908
3.951% due 11/25/2035 (a)		67,480	67,491
Terwin Mortgage Trust
3.620% due 09/25/2034 (a)		354	354
WMC Mortgage Loan
4.108% due 05/15/2030 (a)		620	620

Total Asset-Backed Securities (Cost $1,200,575)			1,201,588

SOVEREIGN ISSUES 1.1%

Republic of Brazil
4.250% due 04/15/2006 (a)		14,464	14,491
4.313% due 04/15/2009 (a)		31,202	31,046
4.313% due 04/15/2012 (a)		8,071	7,960
8.000% due 01/15/2018		32,600	34,605
Republic of Panama
8.250% due 04/22/2008		5,100	5,527
9.375% due 07/23/2012		480	583
Republic of Peru
9.125% due 02/21/2012		1,150	1,386
Russian Federation
10.000% due 06/26/2007		19,800	21,596
8.250% due 03/31/2010		24,800	26,920
United Mexican States
4.625% due 10/08/2008		380	379
6.375% due 01/16/2013		140	149

Total Sovereign Issues (Cost $141,502)			144,642

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.2%

Republic of France
5.000% due 01/12/2006	EC	10,000	12,106
Republic of Germany
2.750% due 12/16/2005		10,000	12,033

Total Foreign Currency-Denominated Issues (Cost $24,201)			24,139

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		15,120	94

Total Purchased Put Options (Cost $144)			94

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,123

Total Preferred Security (Cost $101,505)			103,123

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		206,300	11,359
Home Ownership Funding
13.331% due 12/31/2049 (a)		8,625	2,613

Total Preferred Stock (Cost $16,314)			13,972

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 54.4%

Certificates of Deposit 3.3%
BNP Paribas Finance
3.675% due 11/07/2005		$55,000	55,000
Citibank New York N.A.
3.590% due 10/25/2005		44,700	44,700
3.770% due 11/22/2005		58,000	58,000
3.815% due 11/30/2005		38,000	38,000
Dexia Bank New York N.A.
3.510% due 10/12/2005		33,000	33,000
3.600% due 10/25/2005		37,000	37,000
Unicredito Italiano SpA NY
3.582% due 10/24/2005		29,500	29,500
3.615% due 10/28/2005		70,000	70,000
3.757% due 11/18/2005		82,000	82,000

			447,200

Commercial Paper 40.4%

ABN AMRO North America
3.440% due 10/11/2005		58,700	58,655
3.570% due 10/28/2005		35,000	34,913
Anz Delaware, Inc.
3.450% due 10/06/2005		95,700	95,672
3.560% due 10/27/2005		150,000	149,644
Anz National International Ltd.
3.510% due 10/14/2005		5,400	5,394
3.680% due 11/14/2005		38,200	38,036
Bank of America Corp.
3.730% due 11/21/2005		200,000	198,985
3.760% due 11/29/2005		59,600	59,245
3.730% due 12/07/2005		75,800	75,246

130  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Bank of Ireland
3.470% due 10/11/2005	$25,700	$25,680
3.360% due 10/18/2005	150,000	149,790
3.520% due 10/19/2005	80,000	79,875
3.520% due 10/20/2005	80,000	79,867
Barclays U.S. Funding Corp.
3.710% due 11/16/2005	100	100
3.770% due 11/16/2005	4,000	3,982
BNP Paribas Finance
3.465% due 10/11/2005	25,000	24,981
3.365% due 10/17/2005	30,000	29,961
3.520% due 10/19/2005	50,000	49,922
3.590% due 11/21/2005	75,000	74,634
3.770% due 12/19/2005	10,600	10,508
Caisse d’Amortissement de la Dette Sociale
3.620% due 11/01/2005	100,000	99,708
3.620% due 11/04/2005	50,000	49,839
Carolina Power & Light Co.
3.670% due 10/11/2005	5,700	5,695
CBA (de) Finance
3.660% due 10/12/2005	700	699
3.720% due 11/21/2005	36,900	36,713
3.860% due 12/20/2005	700	694
Cox Communications, Inc.
4.068% due 01/17/2006	18,050	18,045
Danske Corp.
3.455% due 10/07/2005	84,700	84,667
3.460% due 10/07/2005	81,000	80,969
3.510% due 10/19/2005	89,400	89,261
3.690% due 11/14/2005	79,400	79,058
3.700% due 11/16/2005	5,500	5,475
3.710% due 11/16/2005	11,675	11,622
3.780% due 12/23/2005	7,700	7,630
3.900% due 12/27/2005	300	297
Dexia Delaware LLC
3.500% due 10/14/2005	26,600	26,572
3.650% due 10/25/2005	200	200
3.670% due 11/14/2005	100,000	99,572
3.730% due 11/23/2005	89,000	88,530
3.740% due 11/28/2005	50,000	49,709
3.760% due 12/16/2005	50,000	49,583
DnB NORBank ASA
3.455% due 10/06/2005	20,100	20,094
3.800% due 11/14/2005	700	697
3.820% due 11/17/2005	300	299
Fannie Mae
3.189% due 10/05/2005	147,000	146,972
3.371% due 10/05/2005	2,000	2,000
3.373% due 10/05/2005	19,000	18,996
3.413% due 10/12/2005	160,988	160,850
3.415% due 10/12/2005	15,800	15,786
3.425% due 10/12/2005	19,500	19,483
3.344% due 10/19/2005	40,778	40,714
3.479% due 10/26/2005	37,500	37,416
3.482% due 10/26/2005	100,400	100,173
3.630% due 11/10/2005	4,848	4,829
3.645% due 11/23/2005	16,247	16,163
3.994% due 03/29/2006	300	294
Federal Home Loan Bank
3.380% due 10/11/2005	25,100	25,081
3.465% due 10/21/2005	31,300	31,246
3.595% due 11/09/2005	24,900	24,808
3.595% due 11/14/2005	4,350	4,332
3.680% due 11/25/2005	145,300	144,513
ForeningsSparbanken AB
3.910% due 12/22/2005	10,500	10,405
Freddie Mac
3.358% due 10/11/2005	287	287
3.636% due 12/12/2005	433	430
3.965% due 03/28/2006	40,000	39,197
HBOS Treasury Services PLC
3.465% due 10/11/2005	92,200	92,129
3.470% due 10/12/2005	52,200	52,155
3.550% due 10/25/2005	84,000	83,818
3.565% due 10/26/2005	50,000	49,886
3.585% due 10/27/2005	80,000	79,809
3.755% due 11/28/2005	41,100	40,860
3.750% due 12/01/2005	500	497
ING U.S. Funding LLC
3.750% due 11/28/2005	1,000	994
Nordea North America, Inc.
3.525% due 10/20/2005	22,000	21,963
3.570% due 10/27/2005	20,000	19,952
3.575% due 10/28/2005	13,600	13,566
3.615% due 11/03/2005	150,000	149,533
3.715% due 11/21/2005	100,000	99,494
3.610% due 11/22/2005	39,800	39,600
Rabobank USA Financial Corp.
3.630% due 11/08/2005	75,000	74,728
3.580% due 11/21/2005	83,000	82,596
San Paolo U.S. Holding Company, Inc.
3.710% due 11/22/2005	100,000	99,485
3.855% due 12/23/2005	100,000	99,087
Skandinaviska Enskilda Banken AB
3.520% due 10/19/2005	57,000	56,911
3.910% due 12/08/2005	600	596
3.850% due 12/22/2005	1,500	1,486
Societe Generale N.A.
3.690% due 11/15/2005	7,300	7,268
3.790% due 12/23/2005	200,000	198,174
Spintab AB
3.470% due 10/11/2005	50,000	49,961
3.520% due 10/20/2005	92,300	92,147
3.775% due 12/12/2005	1,100	1,091
Statens Bostadsfin Bank
3.525% due 11/08/2005	78,800	78,522
Svenska Handelsbanken, Inc.
3.480% due 10/13/2005	100,000	99,903
3.635% due 11/08/2005	68,000	67,753
Swedbank, Inc.
3.730% due 10/17/2005	13,285	13,266
3.740% due 10/25/2005	1,000	998
UBS Finance Delaware LLC
3.860% due 10/03/2005	192,600	192,600
3.740% due 10/24/2005	1,700	1,696
3.765% due 12/13/2005	61,600	61,108
Unicredit Delaware
3.540% due 10/24/2005	78,200	78,038
Westpac Capital Corp.
3.455% due 10/11/2005	70,000	69,946
3.490% due 10/12/2005	29,600	29,574
3.730% due 12/09/2005	6,600	6,550
Westpac Trust Securities NZ Ltd.
3.550% due 10/24/2005	100,000	99,793
3.750% due 11/28/2005	22,000	21,872
3.780% due 12/23/2005	100,000	99,087

		5,423,185

Repurchase Agreements 5.2%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $194,974. Repurchase proceeds are $190,051.)	190,000	190,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $12,739. Repurchase proceeds are $12,489.)	12,485	12,485
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2018-02/15/2020 valued at $509,408. Repurchase proceeds are $500,135.)	500,000	500,000

		702,485

French Treasury Bills 1.5%

1.472% due 10/13/2005-01/05/2006 (d)	EC 168,600	202,271

German Treasury Bills 2.4%

2.016% due 01/18/2006-02/15/2006 (d)	264,900	316,240

Spanish Treasury Bills 0.5%

2.031% due 12/23/2005	61,000	72,980

U.K. Treasury Bills 0.7%

1.175% due 11/30/2005-12/15/2005 (d)	82,400	98,654

U.S. Treasury Bills 0.4%

3.434% due 12/01/2005-12/15/2005 (d)(f)	$51,415	51,028

Total Short-Term Instruments (Cost $7,326,945)		7,314,043

Total Investments (e) 102.6% (Cost $13,855,808)		$13,793,857

Written Options (h) (0.0%) (Premiums $2,782)		(3,243)

Other Assets and Liabilities (Net) (2.6%)		(350,253)

Net Assets 100.0%		$13,440,361

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $652,540 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $48,797 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	23,922	$(29,406)
Eurodollar June Futures	Long	06/2006	20,182	(14,552)
Eurodollar September Futures	Long	09/2006	2,638	(2,418)
U. S. Treasury 5-Year Note Futures	Long	12/2005	3	(2)

				$(46,378)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  131

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007		BP 181,700	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		EC 23,900	(104)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	(2)

							$(106)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	14,400	$7
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006		$200	3
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006		9,300	102
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		5,000	(4)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007		20,000	771
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		8,900	388
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		8,000	355
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007		1,500	49
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		4,700	(9)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006		8,600	123
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006		2,000	29
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006		6,000	109
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		2,800	(4)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007		25,000	116
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		9,500	53
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	218
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,000	12
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		12,000	176
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007		3,200	34
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007		12,000	9
J.P. Morgan Chase & Co.	General Motors Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006		1,800	(4)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006		25,000	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		10,000	147
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006		8,700	144
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007		50,000	222
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		40,300	217
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006		3,200	39
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007		25,000	113
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	68
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008		2,000	58
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.110)%	10/20/2010		8,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		1,800	(3)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007		5,000	113
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,200	13
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008		5,000	189
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006		6,000	90
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006		10,900	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006		10,000	174
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006		3,000	44
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		1,500	33
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	218
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007		5,000	114

							$4,700

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

132  PIMCO Funds Semi Annual Report  |  09.30.05 |  See accompanying notes

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	1,785	$282	$83
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	207	27	16
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	2,940	429	92
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	414	89	71
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	845	222	515
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	2,512	672	1,138
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	427	85	67
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	427	79	93
Put - CME Eurodollar December Futures	95.250	12/18/2006	1,242	632	885

				$2,517	$2,960

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP 55,700	$265	$283

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,555	10/2005	$232	$0	$232
Buy	CP	4,688,096	02/2006	194	0	194
Buy	EC	60,359	10/2005	0	(1,422)	(1,422)
Sell		571,915	10/2005	22,509	0	22,509
Buy		14,873	11/2005	27	0	27
Sell		110,500	11/2005	2,566	0	2,566
Buy	JY	11,893,468	10/2005	0	(1,986)	(1,986)
Buy	KW	6,649,500	01/2006	0	(139)	(139)
Buy		3,621,900	02/2006	0	(76)	(76)
Buy		4,012,000	03/2006	0	(69)	(69)
Buy	MP	33,525	02/2006	46	0	46
Buy		38,152	03/2006	25	0	25
Buy	PN	10,696	02/2006	0	(93)	(93)
Buy		11,883	03/2006	0	(60)	(60)
Buy	PZ	11,309	02/2006	36	0	36
Buy		11,547	03/2006	0	(35)	(35)
Buy	RP	233,359	03/2006	3	0	3
Buy	RR	87,616	01/2006	41	0	41
Buy		88,672	02/2006	13	0	13
Buy		103,948	03/2006	0	(14)	(14)
Buy	S$	5,190	01/2006	0	(79)	(79)
Buy		5,288	02/2006	0	(53)	(53)
Buy		5,806	03/2006	0	(28)	(28)
Buy	SV	215,454	03/2006	0	(118)	(118)
Buy	T$	103,010	02/2006	0	(105)	(105)
Buy		113,242	03/2006	0	(12)	(12)

				$25,692	$(4,289)	$21,403

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  133

Schedule of Investments

Low Duration Fund II

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.9%

Banking & Finance 4.0%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$300	$300
General Motors Acceptance Corp.
4.529% due 04/13/2006 (a)	6,400	6,389
6.125% due 09/15/2006	600	602
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	3,700	3,724
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	700	701
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	1,900	1,900
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	993
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	3,000	3,001
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	5,600	5,601

		23,211

Industrials 0.9%

Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,811
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	500	501

		5,312

Total Corporate Bonds & Notes (Cost $28,583)		28,523

U.S. GOVERNMENT AGENCIES 24.6%

Fannie Mae
3.651% due 11/28/2035 (a)	502	502
3.799% due 09/22/2006 (a)	2,300	2,299
3.880% due 09/25/2035 (a)	3,219	3,221
3.937% due 07/01/2042 (a)	1,758	1,769
3.987% due 09/01/2041 (a)	1,837	1,862
4.137% due 08/01/2030-10/01/2030 (a)(b)	1,304	1,321
4.280% due 10/25/2030 (a)	371	373
4.421% due 09/01/2028 (a)	365	366
4.500% due 09/01/2019-05/01/2020 (b)	1,911	1,873
4.625% due 01/01/2024 (a)	184	189
4.767% due 01/01/2035 (a)	1,229	1,224
5.000% due 11/01/2017-08/01/2020 (b)	63,422	63,307
5.500% due 01/01/2009-10/13/2035 (b)	45,606	45,682
6.000% due 03/01/2016-11/01/2033 (b)	5,256	5,406
6.500% due 09/01/2012-12/25/2042 (b)	479	493
8.000% due 11/25/2023	372	394
9.250% due 10/25/2018	10	11
10.500% due 05/01/2012	150	167
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	500	463
Federal Housing Administration
7.430% due 07/01/2024	1,472	1,485
Freddie Mac
5.000% due 11/01/2018	1,486	1,484
5.715% due 07/01/2023 (a)	104	107
6.000% due 02/01/2016-09/01/2016 (b)	585	602
6.500% due 07/25/2043	3,090	3,185
8.500% due 06/01/2009-06/01/2025 (b)	36	39
Government National Mortgage Association
3.500% due 07/20/2030 (a)	839	846
3.750% due 07/20/2023-07/20/2025 (a)(b)	970	984
4.125% due 10/20/2025 (a)	808	822
4.296% due 09/20/2030 (a)	114	115
4.375% due 04/20/2022-05/20/2027 (a)(b)	1,765	1,782
7.000% due 11/15/2022	189	200
7.500% due 02/15/2022-03/15/2024 (b)	412	439
7.750% due 01/17/2030	58	60
8.000% due 03/15/2023-09/15/2024 (b)	106	115
9.000% due 07/20/2016-10/15/2030 (b)	207	226

Total U.S. Government Agencies (Cost $144,397)		143,413

MORTGAGE-BACKED SECURITIES 9.9%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	4,168	4,099
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	16,018	15,807
Bear Stearns Adjustable Rate Mortgage Trust
5.277% due 10/25/2032 (a)	48	48
5.349% due 02/25/2033 (a)	343	344
5.633% due 02/25/2033 (a)	156	156
5.446% due 04/25/2033 (a)	1,510	1,519
4.833% due 01/25/2034 (a)	1,062	1,055
4.750% due 11/25/2035 (a)	6,000	5,969
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	2,513	2,526
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (a)	300	300
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	817	821
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	976	977
6.247% due 06/25/2032 (a)	55	56
5.643% due 10/25/2032 (a)	121	121
4.380% due 08/25/2033 (a)	996	1,002
DLJ Mortgage Acceptance Corp.
5.751% due 05/25/2024 (a)	42	42
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034 (a)	1,551	1,541
GSR Mortgage Loan Trust
3.420% due 06/25/2034 (a)	4,186	4,110
4.541% due 09/25/2035 (a)	6,000	5,934
Merrill Lynch Mortgage Investors, Inc.
4.500% due 02/25/2035 (a)	1,927	1,897
Nationslink Funding Corp.
4.285% due 11/10/2030 (a)	202	202
7.030% due 06/20/2031	38	39
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	144	145
4.230% due 02/25/2034 (a)	654	655
Salomon Brothers Mortgage Securities VII, Inc.
4.853% due 11/25/2022 (a)	45	42
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	857	857
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)	750	771
4.119% due 09/19/2032 (a)	1,585	1,587
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	68	68
4.120% due 01/25/2033 (a)	47	48
4.000% due 12/25/2034 (a)	233	233
Washington Mutual Mortgage Securities Corp.
5.448% due 07/25/2032 (a)	9	9
4.816% due 10/25/2032 (a)	1,551	1,548
4.007% due 02/27/2034 (a)	1,486	1,471
4.170% due 11/25/2035 (a)	700	700
4.265% due 06/25/2042 (a)	1,020	1,030

Total Mortgage-Backed Securities (Cost $58,054)		57,729

ASSET-BACKED SECURITIES 7.9%

AAA Trust
3.930% due 11/26/2035 (a)	2,238	2,238
ACE Securities Corp.
3.948% due 10/25/2035 (a)	5,700	5,703
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	43	43
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	1,500	1,502
Asset-Backed Securities Corp. Home Equity Loan Trust
4.868% due 03/15/2032 (a)	1,200	1,231
3.930% due 07/25/2035 (a)	1,035	1,036
Bear Stearns Asset-Backed Securities, Inc.
4.030% due 09/25/2034 (a)	836	837
4.030% due 06/15/2043 (a)	1,987	1,988
Capital Auto Receivables Asset Trust
3.580% due 10/16/2006	1,326	1,325
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	539	539
Centex Home Equity Co. LLC
3.920% due 06/25/2035 (a)	5,128	5,131
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	267	267
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)	779	779
Countrywide Asset-Backed Certificates
4.070% due 12/25/2031 (a)	521	522
3.910% due 10/25/2035 (a)	4,697	4,701
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)	90	90
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)	657	657
First NLC Trust
3.940% due 09/25/2035 (a)	1,135	1,136
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	3,200	3,201
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	144	144
MASTR Asset-Backed Securities Trust
3.980% due 10/25/2034 (a)	872	872
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.010% due 05/25/2034 (a)	1,474	1,475
3.980% due 11/25/2034 (a)	289	289
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)	8	8
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	2,842	2,844
Quest Trust
4.130% due 10/25/2035 (a)	1,200	1,200
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	1,828	1,829
Soundview Home Equity Loan Trust
3.951% due 11/25/2035 (a)	2,900	2,900
Structured Asset Investment Loan Trust
4.010% due 12/25/2013 (a)	1,605	1,606

Total Asset-Backed Securities (Cost $46,038)		46,093

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006	134	1

Total Purchased Put Options (Cost $1)		1

134  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Shares	Value (000s)
PREFERRED SECURITY 0.9%

DG Funding Trust
3.360% due 12/29/2049 (a)	510	$5,460

Total Preferred Security (Cost $5,100)		5,460

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	8,200	452

Total Preferred Stock (Cost $415)		452

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 54.0%

Certificates of Deposit 2.9%

Citibank New York N.A.
3.815% due 11/30/2005	$14,900	14,900
Unicredito Italiano SpA
3.582% due 10/24/2005	1,800	1,800

		16,700

Commercial Paper 32.6%

Bank of America N.A.
3.525% due 10/17/2005	15,000	14,979
Fannie Mae
3.230% due 10/26/2005	11,600	11,574
3.479% due 10/26/2005	60,000	59,865
3.535% due 11/15/2005	8,000	7,966
3.669% due 01/04/2006	12,000	11,874
Freddie Mac
3.480% due 10/25/2005	12,000	11,974
3.238% due 11/01/2005	12,000	11,968
3.254% due 11/01/2005	3,200	3,192
3.310% due 11/02/2005	100	100
3.579% due 12/12/2005	16,500	16,370
3.636% due 12/12/2005	14,100	13,989
3.965% due 03/28/2006	10,000	9,799
General Electric Capital Corp.
3.620% due 11/02/2005	16,900	16,849

		190,499

Repurchase Agreements 18.1%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.250% due 08/15/2013 valued at $100,344. Repurchase proceeds are $97,626.)	97,600	97,600
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $8,435. Repurchase proceeds are $8,272.)	8,270	8,270

		105,870

U.S. Treasury Bills 0.4%

3.445% due 12/01/2005-12/15/2005 (b)(d)	2,095	2,080

Total Short-Term Instruments (Cost $315,192)		315,149

Total Investments (c) 102.3% (Cost $597,780)		$596,820

Written Options (e) (0.0%) (Premiums $92)		(103)

Other Assets and Liabilities (Net) (2.3%)		(13,203)

Net Assets 100.0%		$583,514

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of September 30, 2005, portfolio securities with an aggregate market value of $27,876 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $2,080 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	1,118	$(1,285)
Eurodollar June Futures	Long	06/2006	632	(494)
Eurodollar September Futures	Long	09/2006	65	(65)
U. S. Treasury 5-Year Note Futures	Long	12/2005	11	(6)

				$(1,850)

(e)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	78	$12	$4
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	9	1	1
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	129	19	4
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	18	4	3
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	37	10	22
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	110	29	49
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	18	4	3
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	18	3	4
Put - CME Eurodollar December Futures	95.250	12/18/2006	18	10	13

				$92	$103

(f)	Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$1,900	$84

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  135

Schedule of Investments

Low Duration Fund III

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 7.0%

Banking & Finance 5.7%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$100	$100
Citigroup Global Markets Holdings, Inc.
3.816% due 03/07/2008 (a)	500	500
Citigroup, Inc.
4.200% due 12/20/2007	400	397
Ford Motor Credit Co.
6.875% due 02/01/2006	100	100
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	500	500
4.529% due 04/13/2006 (a)	1,000	998
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	600	604
HSBC Finance Corp.
3.900% due 02/28/2007 (a)	800	801
4.000% due 09/15/2008 (a)	100	100
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	200	199
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	400	400

		4,699

Industrials 0.1%

DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	100	100

Utilities 1.2%

Entergy Mississippi, Inc.
4.350% due 04/01/2008	200	197
France Telecom S.A.
7.200% due 03/01/2006	300	304
Progress Energy, Inc.
6.050% due 04/15/2007	500	510

		1,011

Total Corporate Bonds & Notes (Cost $5,813)		5,810

U.S. GOVERNMENT AGENCIES 16.8%

Fannie Mae
3.651% due 11/28/2035 (a)	63	63
3.799% due 09/22/2006 (a)	400	400
3.880% due 09/25/2035 (a)	488	488
3.937% due 07/01/2042 (a)	323	325
3.987% due 09/01/2041 (a)	334	339
4.137% due 09/01/2040 (a)	150	152
4.172% due 08/01/2029 (a)	419	421
4.500% due 02/01/2020-04/01/2020 (c)	950	931
5.000% due 11/01/2019	965	963
5.500% due 01/01/2009-06/01/2035 (c)	7,767	7,776
5.816% due 02/01/2031 (a)	121	121
6.000% due 03/01/2017- 11/01/2017 (c)	722	744
6.500% due 12/25/2042	38	39
Freddie Mac
4.218% due 11/15/2030 (a)	28	28
5.000% due 11/01/2018	151	150
6.000% due 03/01/2016-02/15/2030 (c)	191	195
6.500% due 07/25/2043	379	391
Government National Mortgage Association
4.000% due 02/20/2032 (a)	176	177
4.375% due 06/20/2027-05/20/2030 (a)(c)	275	277
8.500% due 10/20/2026	28	30

Total U.S. Government Agencies (Cost $14,092)		14,010

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (e)	123	128

Total U.S. Treasury Obligations (Cost $126)		128

MORTGAGE-BACKED SECURITIES 11.2%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	752	739
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	3,033	2,993
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033 (a)	33	33
5.633% due 02/25/2033 (a)	16	16
5.446% due 04/25/2033 (a)	185	186
4.833% due 01/25/2034 (a)	163	162
4.750% due 11/25/2035 (a)	900	895
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	449	451
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	92	93
CS First Boston Mortgage Securities Corp.
6.247% due 06/25/2032 (a)	7	7
GSR Mortgage Loan Trust
3.420% due 06/25/2034 (a)	595	584
4.541% due 09/25/2035 (a)	900	890
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	100	100
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)	601	601
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	36	36
4.230% due 02/25/2034 (a)	73	73
SACO I, Inc.
4.020% due 07/25/2019 (a)	188	188
Structured Adjustable Rate Mortgage Loan Trust
3.930% due 04/25/2035 (a)	105	105
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	32	33
4.000% due 12/25/2034 (a)	47	47
Washington Mutual Mortgage Securities Corp.
5.375% due 02/25/2033 (a)	126	126
4.170% due 11/25/2035 (a)	100	100
4.265% due 06/25/2042 (a)	489	493
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)	418	417

Total Mortgage-Backed Securities (Cost $9,414)		9,368

ASSET-BACKED SECURITIES 9.4%

AAA Trust
3.930% due 11/26/2035 (a)	497	498
ACE Securities Corp.
3.948% due 10/25/2035 (a)	800	800
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	200	200
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	90	90
Centex Home Equity Co. LLC
3.920% due 06/25/2035 (a)	925	925
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)	173	173
Countrywide Asset-Backed Certificates
4.070% due 12/25/2031 (a)	87	87
3.910% due 10/25/2035 (a)	853	853
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)	114	114
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	428	429
First NLC Trust
3.940% due 09/25/2035 (a)	189	189
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	300	299
GSAMP Trust
4.120% due 03/25/2034 (a)	274	274
4.010% due 10/01/2034 (a)	142	143
Household Mortgage Loan Trust
4.146% due 02/21/2033 (a)	159	160
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)	126	126
MASTR Asset-Backed Securities Trust
3.980% due 10/25/2034 (a)	141	141
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	47	47
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)	450	450
Quest Trust
4.130% due 10/25/2035 (a)	200	200
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	314	314
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)	1,000	1,001
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)	312	313
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)	10	10

Total Asset-Backed Securities (Cost $7,831)		7,836

SOVEREIGN ISSUES 1.4%

Republic of Brazil
4.250% due 04/15/2006 (a)	99	100
4.313% due 04/15/2009 (a)	188	187
9.760% due 06/29/2009 (a)	300	352
8.000% due 01/15/2018	500	531

Total Sovereign Issues (Cost $1,128)		1,170

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 94.375 Exp. 03/13/2006	51	0
Strike @ 93.750 Exp. 03/13/2006	31	0

Total Purchased Put Options (Cost $1)		0

	Shares

PREFERRED SECURITY 0.6%

DG Funding Trust
3.360% due 12/29/2049 (a)	44	471

Total Preferred Security (Cost $464)		471

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	1,400	77

Total Preferred Stock (Cost $71)		77

136  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SHORT-TERM INSTRUMENTS (h) 54.3%

Commercial Paper 44.4%

Anz (Delaware), Inc.
3.790% due 12/27/2005		$1,500	$1,486
Anz National International Ltd.
3.750% due 12/12/2005		700	694
ASB Bank Ltd.
3.710% due 11/10/2005		2,400	2,391
Barclays U.S. Funding Corp.
3.425% due 10/03/2005		1,400	1,400
BNP Paribas Finance
3.745% due 12/12/2005		1,700	1,687
Danske Corp.
3.460% due 10/11/2005		1,200	1,199
3.750% due 12/02/2005		500	497
DnB NORBank ASA
3.445% due 10/05/2005		1,900	1,900
Fannie Mae
3.348% due 10/19/2005		1,000	998
3.600% due 11/09/2005		700	697
3.994% due 03/29/2006		100	98
ForeningsSparbanken AB
3.740% due 10/24/2005		2,200	2,195
Freddie Mac
3.189% due 10/04/2005		400	400
3.238% due 11/01/2005		1,100	1,097
3.360% due 11/29/2005		1,100	1,094
3.965% due 03/28/2006		800	784
HBOS Treasury Services PLC
3.750% due 12/01/2005		1,700	1,689
ING U.S. Funding LLC
3.690% due 12/06/2005		2,300	2,283
Nordea North America, Inc.
3.580% due 10/28/2005		2,400	2,394
Rabobank USA Financial Corp.
3.630% due 11/08/2005		1,500	1,495
3.620% due 11/28/2005		1,100	1,094
Royal Bank of Scotland PLC
3.455% due 10/06/2005		500	500
Skandinaviska Enskilda Banken AB
3.720% due 12/08/2005		900	893
3.800% due 12/30/2005		1,700	1,683
Societe Generale N.A.
3.780% due 12/22/2005		2,300	2,279
Swedbank, Inc.
3.910% due 12/28/2005		300	297
TotalFinaElf Capital S.A.
3.780% due 10/07/2005		500	500
UBS Finance Delaware LLC
3.690% due 12/07/2005		1,800	1,787
3.960% due 01/27/2006		700	691
Westpac Capital Corp.
3.730% due 12/09/2005		900	893

			37,095

Repurchase Agreement 2.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $1,944. Repurchase proceeds are $1,907.)		1,906	1,906

French Treasury Bills 2.9%

1.992% due 10/13/2005	EC	2,000	2,402

German Treasury Bills 4.0%

2.007% due 10/19/2005-02/15/2006 (c)		2,800	3,351

U.K. Treasury Bills 0.3%

2.027% due 11/30/2005		200	239

U.S. Treasury Bills 0.4%

3.405% due 12/01/2005- 12/15/2005 (c)(e)		$325	$323

Total Short-Term Instruments (Cost $45,450)			45,316

Total Investments (d) 100.9% (Cost $84,390)			$84,186

Written Options (g) (0.0%) (Premiums $18)			(21)

Other Assets and Liabilities (Net) (0.9%)			(712)

Net Assets 100.0%			$83,453

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $3,385 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $450 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	141	$(174)
Eurodollar June Futures	Long	06/2006	141	(105)
Eurodollar September Futures	Long	09/2006	12	(11)

				$(290)

(f)	Swap agreements outstanding at September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP 1,500	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009	800	0

						$0

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$700	$10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	200	9
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	400	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0

						$21

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  137

Schedule of Investments (Cont.)

Low Duration Fund III

September 30, 2005 (Unaudited)

(g)	Written options outstanding on September 30, 2005:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts		Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$109.000		11/22/2005		11	$2	$1
Call - CBOT U.S. Treasury Note December Futures		108.500		11/22/2005		1	0	0
Call - CBOT U.S. Treasury Note December Futures		114.000		11/22/2005		20	3	1
Call - CBOT U.S. Treasury Note December Futures		112.000		11/22/2005		3	1	0
Put - CBOT U.S. Treasury Note December Futures		107.000		11/22/2005		5	1	3
Put - CBOT U.S. Treasury Note December Futures		109.000		11/22/2005		17	4	8
Call - CBOT U.S. Treasury Note January Futures		113.000		12/22/2005		3	1	0
Put - CBOT U.S. Treasury Note January Futures		107.000		12/22/2005		3	1	1
Put - CME Eurodollar December Futures		95.250		12/18/2006		8	4	6

							$17	$20

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	300	$1	$1

* The Fund will pay a floating rate based on 6-month BP-LIBOR.
(h) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract		Settlement Month	Unrealized Appreciation		Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CP	42,714		02/2006		$2	$0	$2
Buy	EC	25		10/2005		0	(1)	(1)
Sell		3,797		10/2005		138	0	138
Sell		1,566		11/2005		12	0	12
Buy	JY	75,112		10/2005		0	(21)	(21)
Buy	KW	24,200		02/2006		0	(1)	(1)
Buy		59,000		03/2006		0	(1)	(1)
Buy	MP	562		03/2006		0	0	0
Buy	PN	71		02/2006		0	(1)	(1)
Buy		70		03/2006		0	0	0
Buy	PZ	85		02/2006		0	0	0
Buy		89		03/2006		0	0	0
Buy	RP	1,453		03/2006		0	0	0
Buy	RR	591		02/2006		0	0	0
Buy		1,529		03/2006		0	0	0
Buy	S$	35		02/2006		0	0	0
Buy		86		03/2006		0	(1)	(1)
Buy	SV	1,344		03/2006		0	0	0
Buy	T$	690		02/2006		0	(1)	(1)
Buy		1,666		03/2006		0	0	0

						$152	$(27)	$125

138  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Moderate Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.5%

Banking & Finance 2.3%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$1,200	$1,200
Citigroup, Inc.
6.750% due 12/01/2005	175	176
6.200% due 03/15/2009	110	115
Ford Motor Credit Co.
6.875% due 02/01/2006	4,900	4,920
6.500% due 01/25/2007	5,700	5,708
4.870% due 03/21/2007 (a)	11,800	11,647
General Electric Capital Corp.
6.500% due 12/10/2007	100	104
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	4,100	4,100
7.000% due 02/01/2012	60	54
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	10,000	10,008
Household Finance Corp.
6.500% due 01/24/2006	160	161
John Deere Capital Corp.
3.125% due 12/15/2005	160	160
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	4,700	4,700
Petroleum Export Ltd.
5.265% due 06/15/2011	700	698
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	1,300	1,335
7.554% due 07/03/2008 (a)	300	262
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	441
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	400	402

		46,191

Industrials 0.9%

DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	4,800	4,814
Pemex Project Funding Master Trust
9.500% due 09/15/2027	600	794
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,041
United Airlines, Inc.
7.186% due 04/01/2011 (c)	4,887	4,792

		18,441

Utilities 0.3%

Hydro-Quebec
4.133% due 09/29/2049 (a)	5,000	4,785

Total Corporate Bonds & Notes (Cost $68,907)		69,417

MUNICIPAL BONDS & NOTES 0.2%

Virginia State Tobacco Settlement Financing Corp. Revenue
Bonds, Series 2005
4.000% due 06/01/2013	3,100	3,113
5.250% due 06/01/2019	1,500	1,544

Total Municipal Bonds & Notes (Cost $4,578)		4,657

U.S. GOVERNMENT AGENCIES 86.5%

Fannie Mae
3.000% due 08/25/2009	17	17
3.651% due 11/28/2035 (a)	1,631	1,631
3.799% due 09/22/2006 (a)	8,100	8,098
4.230% due 11/25/2032 (a)	17	17
4.500% due 04/01/2018-06/01/2020 (e)	13,560	13,288
4.739% due 01/01/2027 (a)	156	158
5.000% due 12/01/2013-10/13/2035 (e)	867,719	861,052
5.500% due 06/01/2007-10/13/2035 (e)	716,076	716,791
5.950% due 01/01/2009	205	211
6.000% due 09/25/2016- 04/01/2032 (e)	10,631	10,938
6.130% due 10/01/2008	154	159
6.325% due 04/01/2008	285	293
6.500% due 01/01/2013-06/25/2044 (e)	14,150	14,424
7.000% due 05/01/2012-05/01/2032 (e)	433	453
7.500% due 03/01/2015-07/25/2041 (e)	574	610
8.000% due 12/01/2006-08/01/2031 (e)	324	347
12.000% due 05/01/2016	5	6
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,600	1,481
Federal Housing Administration
7.430% due 04/01/2022-06/01/2023 (e)	816	824
Freddie Mac
4.000% due 05/01/2019	168	161
4.500% due 05/01/2018- 05/01/2034 (e)	1,243	1,217
5.000% due 04/15/2016- 09/01/2035 (e)	23,466	23,411
5.250% due 01/15/2006	4,000	4,013
5.500% due 06/01/2017-10/01/2034 (e)	3,049	3,073
6.000% due 09/01/2013-09/01/2034 (e)	3,466	3,538
6.500% due 07/25/2043	10	10
7.000% due 04/01/2032	58	61
7.500% due 05/01/2015	4	4
8.000% due 01/01/2012	22	22
8.500% due 04/15/2025	549	554
Government National Mortgage Association
4.125% due 11/20/2017-11/20/2025 (a)(e)	108	109
4.222% due 10/16/2030 (a)	105	106
4.372% due 02/16/2030 (a)	1,190	1,202
4.375% due 03/20/2020-03/20/2028 (a)(e)	721	730
4.422% due 02/16/2030 (a)	843	852
5.000% due 09/15/2017-12/15/2017 (e)	213	214
5.500% due 01/15/2017-09/20/2034 (e)	12,502	12,227
6.000% due 07/20/2015-08/20/2034 (e)	252	257
6.500% due 01/20/2034-08/20/2034 (e)	231	239
7.000% due 07/15/2031-12/15/2032 (e)	218	229
7.500% due 03/15/2008-01/15/2031 (e)	965	1,001
8.000% due 04/15/2017-11/15/2022 (e)	2,188	2,337
8.500% due 02/15/2008	16	16
9.000% due 06/15/2009-10/15/2017 (e)	166	173
9.500% due 08/15/2021-12/15/2021 (e)	31	34
Housing Urban Development
5.070% due 08/01/2015	2,000	2,027
5.290% due 08/01/2017	5,000	5,083
Small Business Administration
4.340% due 03/01/2024	84	82
4.504% due 02/10/2014	92	92
4.750% due 07/01/2025	20,000	19,876
5.130% due 09/01/2023	22	23
6.090% due 07/01/2011	150	154
6.640% due 02/10/2011	6,114	6,477
7.449% due 08/01/2010	3,703	3,990

Total U.S. Government Agencies (Cost $1,735,222)		1,724,392

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Security (d)
3.375% due 01/15/2007 (f)	2,220	2,296

Total U.S. Treasury Obligations (Cost $2,215)		2,296

MORTGAGE-BACKED SECURITIES 1.4%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	4,739	4,677
Bear Stearns Adjustable Rate Mortgage Trust
5.277% due 10/25/2032 (a)	96	96
5.349% due 02/25/2033 (a)	631	633
5.633% due 02/25/2033 (a)	389	391
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	8,616	8,662
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	4	4
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	4	4
4.120% due 04/25/2035 (a)	1,825	1,825
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	488	489
Indymac Adjustable Rate Mortgage Trust
4.997% due 01/25/2032 (a)	340	340
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	1,854	1,848
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	325	325
4.230% due 02/25/2034 (a)	1,344	1,346
SACO I, Inc.
4.020% due 07/25/2019 (a)	3,164	3,166
Structured Asset Securities Corp.
6.097% due 02/25/2032 (a)	86	86
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)	6	5
5.131% due 10/25/2032 (a)	568	569
4.007% due 02/27/2034 (a)	12	12
4.170% due 11/25/2035 (a)	2,600	2,600

Total Mortgage-Backed Securities (Cost $27,179)		27,078

ASSET-BACKED SECURITIES 1.1%

AAA Trust
3.930% due 11/26/2035 (a)	6,528	6,528
Brazos Student Finance Corp.
4.238% due 06/01/2023 (a)	2,420	2,442
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	1,797	1,798
Centex Home Equity Co. LLC
4.110% due 01/25/2034 (a)	6	6
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)	969	968
Countrywide Asset-Backed Certificates
3.920% due 08/25/2035 (a)	1,687	1,689
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.960% due 10/25/2034 (a)	876	876
Fremont Home Loan Owner Trust
4.620% due 12/25/2029 (a)	615	615
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	530	531
Household Mortgage Loan Trust
4.146% due 02/21/2033 (a)	2,790	2,797
Option One Mortgage Loan Trust
4.410% due 06/25/2030 (a)	139	140

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  139

Schedule of Investments (Cont.)

Moderate Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
SLM Student Loan Trust
3.630% due 04/26/2010 (a)		$2,758	$2,759

Total Asset-Backed Securities (Cost $21,105)			21,149

SOVEREIGN ISSUES 2.0%

Republic of Brazil
4.250% due 04/15/2006 (a)		2,061	2,065
4.313% due 04/15/2009 (a)		3,341	3,325
4.313% due 04/15/2012 (a)		1,894	1,868
8.000% due 01/15/2018		13,700	14,542
Republic of Panama
8.875% due 09/30/2027		700	856
Republic of Peru
9.125% due 01/15/2008		10,200	11,067
9.125% due 02/21/2012		5,000	6,025
United Mexican States
6.375% due 01/16/2013		40	43
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		22,000	451
0.000% due 06/30/2007 (a)		22,000	572

Total Sovereign Issues (Cost $37,327)			40,814

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.4%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	6,000	8,369
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	800	741

Total Foreign Currency-Denominated Issues (Cost $6,609)			9,110

	Shares

PREFERRED SECURITY 0.2%

DG Funding Trust
3.360% due 12/29/2049 (a)		410	4,390

Total Preferred Security (Cost $4,100)			4,390

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		27,300	1,503

Total Preferred Stock (Cost $1,388)			1,503

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 18.2%

Commercial Paper 13.7%

Barclays U.S. Funding Corp.
3.705% due 11/15/2005		$30,300	30,166
Carolina Power & Light Co.
3.670% due 10/11/2005		800	799
CDC Commercial Paper, Inc.
3.850% due 01/18/2006		20,500	20,252
Cox Communications, Inc.
3.688% due 01/17/2006		2,600	2,600
Freddie Mac
3.180% due 10/03/2005		54,200	54,200
Rabobank USA Financial Corp.
3.880% due 10/03/2005		54,900	54,900
TotalFinaElf Capital S.A.
3.727% due 11/23/2005		48,500	48,244
UBS Finance Delaware LLC
3.750% due 12/13/2005		57,100	56,644
3.960% due 01/27/2006		4,900	4,836

			272,641

Repurchase Agreements 2.3%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2010 valued at $26,230 and U.S. Treasury Bills 3.739% due 03/30/2006 valued at $15,319. Repurchase proceeds are $40,611.)		40,600	40,600
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625%-5.000% due 01/15/2007-01/19/2007 valued at $4,328; Federal Home Loan Bank 4.875% due 2/15/2007 valued at $20; and Freddie Mac 3.875% due 1/12/2009 valued at $1,935. Repurchase proceeds are $6,160.)		6,158	6,158

			46,758

French Treasury Bills 0.6%

0.000% due 01/05/2006	EC	9,700	11,596

German Treasury Bills 0.1%

2.013% due 01/18/2006		1,400	1,662

Spanish Treasury Bills 0.7%

2.031% due 12/23/2005		11,000	13,160

U.K. Treasury Bills 0.6%

0.000% due 12/15/2005		10,600	12,688

U.S. Treasury Bills 0.2%

3.438% due 12/01/2005-12/15/2005 (e)(f)		$4,895	4,859

Total Short-Term Instruments (Cost $363,773)			363,364

Total Investments (b) 113.7% (Cost $2,272,403)			$2,268,170

Written Options (h) (0.0%) (Premiums $421)			(491)

Other Assets and Liabilities (Net) (13.7%)			(273,396)

Net Assets 100.0%			$1,994,283

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $11,633 were valued with reference to securities whose prices are more readily obtainable.
(c)	Security is in default.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $7,155 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	2,579	$(2,974)
Eurodollar June Futures	Long	06/2006	1,682	(1,269)
Eurodollar September Futures	Long	09/2006	222	(212)

				$(4,455)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	7,600	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		4,100	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		EC 5,100	(22)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	0
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$900	3
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		900	6

							$(13)

140  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$5,300	$82
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	7,000	52
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	400	(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,500	239
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	1,000	25
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	400	6
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	400	(1)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	06/20/2006	2,000	51
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	5,000	87
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	7,100	38
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	2,300	97
Morgan Stanley Dean	Russian Federation, 5.000% until 03/31/2007 and
Witter & Co.	7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	1,400	6
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	4,200	0

						$680

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on September 30, 2005:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$109.000		11/22/2005	271	$43	$13
Call - CBOT U.S. Treasury Note December Futures		108.500		11/22/2005	31	4	2
Call - CBOT U.S. Treasury Note December Futures		114.000		11/22/2005	448	65	14
Call - CBOT U.S. Treasury Note December Futures		112.000		11/22/2005	63	14	10
Put - CBOT U.S. Treasury Note December Futures		107.000		11/22/2005	129	34	79
Put - CBOT U.S. Treasury Note December Futures		109.000		11/22/2005	382	101	172
Call - CBOT U.S. Treasury Note March Futures		113.000		12/22/2005	63	13	10
Put - CBOT U.S. Treasury Note March Futures		107.000		12/22/2005	63	12	14
Put - CME Eurodollar December Futures		95.250		12/18/2006	189	96	135

						$382	$449

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP 8,200	$39	$42

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CP	373,977	02/2006	$15	$0	$15
Buy	EC	4,635	10/2005	0	(107)	(107)
Sell		120,858	10/2005	4,757	0	4,757
Buy		83,674	11/2005	177	(2)	175
Sell		2,381	11/2005	1	0	1
Buy	JY	2,296,007	10/2005	0	(621)	(621)
Buy	KW	701,700	01/2006	0	(15)	(15)
Sell		777,100	02/2006	16	0	16
Buy		472,000	03/2006	0	(8)	(8)
Buy	MP	4,489	03/2006	3	0	3
Buy	PN	412	02/2006	0	(4)	(4)
Buy		1,398	03/2006	0	(7)	(7)
Buy	PZ	749	02/2006	3	0	3
Buy		768	03/2006	0	(3)	(3)
Buy	RP	26,552	03/2006	0	0	0
Buy	RR	9,246	01/2006	4	0	4
Buy		12,229	03/2006	0	(2)	(2)
Buy	S$	548	01/2006	0	(8)	(8)
Sell		86	02/2006	1	0	1
Buy		683	03/2006	0	(3)	(3)
Buy	SV	17,230	03/2006	0	(9)	(9)
Buy	T$	4,020	02/2006	0	(4)	(4)
Buy		13,323	03/2006	0	(1)	(1)

				$4,977	$(794)	$4,183

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  141

Schedule of Investments

Money Market Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.3%

Commercial Paper 87.6%

Anz National International Ltd.
3.830% due 12/21/2005	$15,600	$15,469
ASB Bank Ltd.
3.460% due 10/11/2005	15,900	15,888
Bank of America N.A.
3.730% due 11/21/2005	10,200	10,148
Bank of Ireland
3.470% due 10/11/2005	3,500	3,497
Barclays U.S. Funding Corp.
3.655% due 11/28/2005	10,000	9,943
3.830% due 12/27/2005	7,200	7,135
BNP Paribas Finance
3.365% due 10/17/2005	10,000	9,987
3.870% due 10/03/2005	9,000	9,000
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006	6,800	6,682
DnB NORBank ASA
3.455% due 10/06/2005	14,400	14,396
Fannie Mae
3.670% due 01/04/2006	22,800	22,584
3.675% due 03/01/2006	5,500	5,416
3.845% due 02/08/2006	10,900	10,751
Federal Home Loan Bank
3.150% due 10/12/2005	25,000	24,980
ForeningsSparbanken AB
3.910% due 12/22/2005	10,500	10,409
Fortis Funding LLC
3.965% due 01/30/2006	18,500	18,258
Freddie Mac
3.238% due 11/01/2005	8,000	7,979
3.776% due 01/31/2006	17,000	16,786
3.845% due 03/21/2006	9,500	9,328
General Electric Capital Corp.
3.550% due 10/20/2005	15,000	14,975
San Paolo U.S. Holding Company, Inc.
3.860% due 12/23/2005	14,200	14,077
Spintab AB
3.775% due 12/12/2005	7,800	7,743
Statens Bostadsfin Bank
3.930% due 03/22/2006	10,000	9,814
Toronto Dominion Holdings USA, Inc.
3.795% due 12/27/2005	11,600	11,496
TotalFinaElf Capital S.A.
3.780% due 10/07/2005	18,600	18,592
UBS Finance Delaware LLC
3.860% due 10/03/2005	18,600	18,600
Westpac Capital Corp.
3.900% due 12/23/2005	11,500	11,399
Westpac Trust Securities NZ Ltd. London
3.830% due 12/20/2005	3,300	3,273

		338,605

Repurchase Agreements 12.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Note 4.875% due 02/15/2012 valued at $48,744. Repurchase proceeds are $47,713.)	47,700	47,700
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $963. Repurchase proceeds are $943.)	943	943

		48,643

U.S. Treasury Bill 0.1%

3.360% due 12/15/2005	260	258

Total Short-Term Instruments (Cost $387,506)		387,506

Total Investments 100.3% (Cost $387,506)		$387,506

Other Assets and Liabilities (Net) (0.3%)		(980)

Net Assets 100.0%		$386,526

142  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%

General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)	$1,000	$995
5.100% due 07/16/2007 (a)	2,200	2,140

Total Corporate Bonds & Notes (Cost $3,092)		3,135

MUNICIPAL BONDS & NOTES 95.9%

Alabama 2.9%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,478
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,600	3,199
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300	3,518

		9,195

Alaska 0.2%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002-C
5.250% due 06/01/2032	540	547

Arizona 1.3%

Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.000% due 07/01/2015 (a)	667	839
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	90	92
Pima County, Arizona Industrial Development Authority Multi- Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,285
Salt River Project Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,021

		4,237

California 5.9%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	355	358
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,672
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
13.200% due 07/01/2011 (a)	4,000	5,650
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,575
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,407
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	398
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,255
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	356
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,356
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,008

		19,035

Colorado 0.9%

Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	85	87
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	45	45
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	70	71
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,428
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,410

		3,041

Connecticut 3.0%

Connecticut State General Obligation Bonds, Series 2001
8.051% due 06/15/2010 (a)	5,000	6,201
Hartford, Connecticut General Obligation Bonds, Series 2005
5.000% due 09/01/2013	500	546
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.050% due 01/15/2011 (a)	2,500	2,893

		9,640

Florida 3.3%

Florida State General Obligation Bonds, Series 2004
6.990% due 07/01/2011 (a)	3,103	3,606
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	331
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,350
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	500	506
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	964

		10,757

Georgia 0.5%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,372
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	223

		1,595

Hawaii 0.4%

Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	305	307
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,065

		1,372

Illinois 9.8%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	506
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	274
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,158
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,097
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds, Series 2002
5.000% due 12/01/2011	2,300	2,487
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,320
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	97
0.000% due 12/01/2012	135	100
0.000% due 12/01/2014	255	172
0.000% due 12/01/2015	1,885	1,207
Cook County, Illinois School District No. 122 Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,588
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	437
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	700	709
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	825
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,695

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  143

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	$1,290	$652
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,278
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,311
9.000% due 02/01/2009	650	762
9.000% due 02/01/2011	690	866
9.000% due 02/01/2012	1,065	1,374
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,984
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	861
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Unlimited Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,818

		31,578

Indiana 2.4%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,491
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	301
4.400% due 01/15/2012	170	176
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	219
4.750% due 07/15/2009	200	211
4.750% due 01/15/2015	235	245
4.850% due 01/15/2016	295	308
5.000% due 07/15/2010	180	193
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	807
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,671
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,174
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	435
5.200% due 02/01/2012	230	247
5.500% due 02/01/2015	180	195

		7,870

Kentucky 1.0%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,885	3,169

Louisiana 2.9%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	205	218
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
6.970% due 04/01/2019 (a)	2,850	3,176
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,120
8.047% due 11/15/2031(a)	3,500	3,885

		9,399

Massachusetts 1.0%

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	410
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,007
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	214
4.800% due 11/01/2008	90	92
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	561
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017 (a)	1,000	1,086

		3,370

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,849
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,087
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,513
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	56
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,085
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	823

		9,413

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,260

Missouri 1.9%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
6.990% due 02/01/2010 (a)	1,793	2,039
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	385
Missouri State Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
1.300% due 06/01/2022 (a)	1,700	1,700
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	630	663
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,258

		6,045

Nevada 0.3%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
8.990% due 12/01/2015 (a)	870	1,106

New Jersey 9.7%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,187
5.600% due 01/01/2012	1,000	1,009
6.000% due 11/01/2028	3,500	3,547
6.375% due 04/01/2018	1,500	1,787
6.375% due 04/01/2031	10,000	11,916
6.500% due 04/01/2031	2,115	2,417
6.800% due 04/01/2018 (a)	250	269
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,244
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	573
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,957
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	1,000	1,138

		31,044

New Mexico 1.0%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
13.000% due 06/15/2012 (a)	2,000	2,831
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	317

		3,148

New York 6.8%

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
9.790% due 11/01/2015 (a)	667	849
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	5,275	5,698
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,077

144  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	$2,500	$2,895
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,263
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,258
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.400% due 07/15/2012	3,550	3,687

		21,727

North Carolina 1.9%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	587
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,071
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,292

		5,950

Ohio 3.3%

Ohio State General Obligation Bonds, Series 2004
7.000% due 05/01/2011 (a)	2,500	2,898
7.000% due 06/15/2011 (a)	3,910	4,540
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,217
5.375% due 12/01/2021	1,750	1,936

		10,591

Oklahoma 1.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,479
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,770	370

		4,849

Pennsylvania 0.5%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2005
4.500% due 04/01/2015	790	786
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	753

		1,640

Puerto Rico 0.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	829
6.000% due 07/01/2026	150	167

		996

Rhode Island 2.8%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,442
6.250% due 06/01/2042	6,025	6,422

		8,864

South Carolina 0.3%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,094

Tennessee 3.8%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
6.990% due 12/01/2010 (a)	7,050	8,156
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,018
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,049
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,090
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	770

		12,083

Texas 11.6%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035 (a)	2,765	3,024
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	760	798
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,622
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	258
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
6.940% due 07/01/2025 (a)	2,500	2,567
Houston, Texas Airport Systems Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	866
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	5,839
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	379
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,096
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,802
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	486
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,103
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	266
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,842
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	830
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,036
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,064
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,102
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	236
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,363
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,551
University of Texas Revenue Bonds, Series 2004
5.250% due 08/15/2012	1,000	1,099

		37,229

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,634

Virginia 1.0%

Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,063
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,036
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,031

		3,130

Washington 4.3%

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,780
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,288

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  145

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2019	$2,520	$1,335
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,555

		13,958

West Virginia 0.9%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,797

Wisconsin 4.4%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,545
5.000% due 10/01/2019	1,040	1,131
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	390
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,340	2,436
4.700% due 11/01/2012	1,490	1,562
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	106
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	106
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55
Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,282
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
7.080% due 05/01/2010 (a)	2,500	2,915

		14,006

Total Municipal Bonds & Notes (Cost $295,210)		308,369

SHORT-TERM INSTRUMENTS 1.1%

Repurchase Agreement 0.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $821. Repurchase proceeds are $804.)	804	804

U.S. Treasury Bills 0.9%

3.415% due 12/01/2005-12/15/2005 (c)(e)(f)	2,760	2,739

Total Short-Term Instruments (Cost $3,546)		3,543

Total Investments (d) 98.0% (Cost $301,848)		$315,047

Other Assets and Liabilities (Net) 2.0%		6,491

Net Assets 100.0%		$321,538

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $269 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $2,481 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $258 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description			Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Futures			Long	12/2005	1	$(1)
U.S. Treasury 30-Year Bond Futures			Long	12/2005	81	(248)

						$(249)

(g) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$889
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	32,300	830

						$1,719

146  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.7%

General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$200	$194

Total Corporate Bonds & Notes (Cost $191)		194

MUNICIPAL BONDS & NOTES 98.9%

Arkansas 0.9%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	250	261

Illinois 1.8%

Will County Community, Illinois Unit School District No-365 General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	481

New York 85.9%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	159
Buffalo, New York Fiscal Stability Authority Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 09/01/2014	1,040	1,135
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	546
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	275	307
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	536
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,079
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	279
New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	104
New York City, New York General Obligation Bonds, Series 2004-H7
2.790% due 03/01/2034 (a)	100	100
New York City, New York General Obligation Bonds, Series 2005-M
5.000% due 04/01/2011	250	267
New York City, New York Individual Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	253
New York City, New York Industrial Development Agency Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	250
New York City, New York Industrial Development Agency Revenue Bonds, (Bank of America Insured), Series 2004
2.830% due 11/01/2039 (a)	100	100
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
2.800% due 06/15/2022 (a)	100	100
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.950% due 11/01/2022 (a)	250	250
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	553
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	552
5.250% due 11/01/2011	600	658
5.250% due 02/01/2029 (a)	500	540
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	423
New York City, New York Transitional Finance Authority, (Bank One N.A. Insured), Series 2000
2.750% due 02/15/2030 (a)	300	300
New York Metropolitan Transportation Authority General Obligation Bonds, (XLCA Insured), Series 2004-A4
2.690% due 11/01/2034 (a)	400	400
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	209
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	289
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,042
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	157
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001-A
5.000% due 07/01/2011	455	490
5.500% due 07/01/2030	200	207
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000-340
6.810% due 08/15/2022 (a)	250	262
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	544
5.000% due 10/01/2030	750	782
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271
New York State Dormitory Authority Revenue Bonds, Series 1997
2.720% due 07/01/2012 (a)	300	300
New York State Dormitory Authority Revenue Bonds, Series 2000-A
6.000% due 07/01/2010	150	161
New York State Dormitory Authority Revenue Bonds, Series 2001
5.250% due 07/01/2010	860	900
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	449
New York State Environmental Facilities Corp. Clean Drinking Water Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	545
5.000% due 06/15/2014	400	431
New York State Local Government Assistance Corp. Revenue Bonds, (FGIC Insured), Series 2003-A
2.640% due 04/01/2021 (a)	500	500
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	158
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	366
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2003-B
5.000% due 04/01/2010	250	269
New York State Thruway Authority Highway & Bridge Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	546
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2005
5.000% due 04/01/2014	1,000	1,092
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	543
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	531
Orange County, New York General Obligation Refunding Bonds, Series 2005-A
5.000% due 07/15/2013	500	546
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	548
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	265
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	539
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	552
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	781
5.400% due 07/15/2012	300	312

		23,478

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  147

Schedule of Investments (Cont.)

New York Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Puerto Rico 5.5%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	$100	$112
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	568
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	226
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	550	601

		1,507

Texas 3.8%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	508
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	406
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

		1,040

Virgin Islands 1.0%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	272

Total Municipal Bonds & Notes (Cost $26,643)		27,039

SHORT-TERM INSTRUMENTS 0.5%

Repurchase Agreement 0.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $122. Repurchase proceeds are $117.)	117	117

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005	25	25

Total Short-Term Instruments (Cost $142)		142

Total Investments 100.1% (Cost $26,976)		$27,375

Written Options (b) (0.0%) (Premiums $15)		(7)

Other Assets and Liabilities (Net) (0.1%)		(29)

Net Assets 100.0%		$27,339

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note November Futures	$108.000	11/22/2005	32	$15	$7

148  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Real Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.3%

Banking & Finance 1.5%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	$5,500	$5,503
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,551
Ford Motor Credit Co.
6.875% due 02/01/2006	1,400	1,406
4.870% due 03/21/2007 (a)	13,500	13,324
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	15,000	15,000
4.677% due 05/18/2006 (a)	6,200	6,168
5.050% due 01/16/2007 (a)	18,400	18,090
5.100% due 07/16/2007 (a)	3,100	3,016
6.125% due 08/28/2007	870	857
Kamp Re 2005 Ltd.
9.157% due 12/14/2007 (a)(b)	5,000	2,470
Parametric Re Ltd.
5.540% due 11/19/2007 (a)	11,500	11,932
7.780% due 05/19/2008 (a)	1,500	1,553
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	57,550	59,100
7.554% due 07/03/2008 (a)	14,750	12,866
Pioneer 2002 Ltd.
11.370% due 06/15/2006 (a)	5,000	5,092
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,098
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)	17,600	17,180
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	4,900	4,846
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,810
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	34,200	34,341
4.904% due 01/01/2010 (a)	5,000	5,028

		234,231

Industrials 0.4%

Georgia-Pacific Corp.
7.375% due 07/15/2008	4,700	4,947
MCI, Inc.
7.688% due 05/01/2009	5,900	6,136
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,475
8.625% due 02/01/2022	6,900	8,453
9.500% due 09/15/2027	14,850	19,639
Weyerhaeuser Co.
6.125% due 03/15/2007	1,360	1,386

		65,036

Utilities 0.4%

British Telecom PLC
7.875% due 12/15/2005	10,750	10,824
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,386
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,807
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	32,440

		60,457

Total Corporate Bonds & Notes (Cost $356,373)		359,724

MUNICIPAL BONDS & NOTES 0.6%

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,630	3,694
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	27,771
6.625% due 06/01/2040	380	433
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,873
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,791
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,105	9,808
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,134
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,445	1,661
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	3,105	3,155
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,215
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,181
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	872
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,469
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,825
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,169
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	793
6.125% due 06/01/2032	740	786
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,162
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	425	472

Total Municipal Bonds & Notes (Cost $78,497)		87,264

U.S. GOVERNMENT AGENCIES 10.8%

Fannie Mae
4.666% due 04/01/2035 (a)	1,794	1,803
4.683% due 05/01/2035 (a)	2,402	2,389
5.000% due 10/13/2035	136,000	133,152
5.500% due 02/01/2033-10/13/2035 (d)	1,451,965	1,451,529
6.034% due 10/01/2031 (a)	919	951
6.375% due 10/23/2033 (a)	40,000	40,380
Federal Housing Administration
7.430% due 12/01/2020	105	106
Freddie Mac
3.970% due 09/25/2031 (a)	4,322	4,326
4.065% due 10/25/2044 (a)	22,014	22,089
6.500% due 01/25/2028	99	102
7.000% due 10/15/2030	532	541
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (d)	1,969	2,052
Housing Urban Development
5.530% due 08/01/2020	6,000	6,217

Total U.S. Government Agencies (Cost $1,676,305)		1,665,637

U.S. TREASURY OBLIGATIONS 103.7%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (g)	794,989	822,410
3.625% due 01/15/2008	968,589	1,025,570
3.875% due 01/15/2009	877,658	952,396
4.250% due 01/15/2010	1,010,378	1,130,479
0.875% due 04/15/2010	164,500	160,349
3.500% due 01/15/2011	897,529	988,790
3.375% due 01/15/2012	57,724	63,943
3.000% due 07/15/2012	1,796,486	1,955,504
1.875% due 07/15/2013	711,224	721,004
2.000% due 01/15/2014	1,183,010	1,208,010
2.000% due 07/15/2014	1,278,732	1,306,654
1.625% due 01/15/2015	610,825	603,762
1.875% due 07/15/2015	383,208	386,711
2.375% due 01/15/2025	1,191,842	1,275,458
3.625% due 04/15/2028	1,147,955	1,502,341
3.875% due 04/15/2029	1,030,264	1,410,658
3.375% due 04/15/2032	88,413	116,919
U.S. Treasury Bonds
8.875% due 08/15/2017	12,100	16,969
8.125% due 05/15/2021	14,000	19,482
6.250% due 08/15/2023	600	718
7.625% due 02/15/2025	100	138
6.625% due 02/15/2027	23,700	30,094
U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,282
2.250% due 02/15/2007	100	98
3.750% due 03/31/2007	36,200	35,979
3.875% due 09/15/2010	109,090	107,582
4.000% due 11/15/2012	6,000	5,904
4.250% due 11/15/2013	4,400	4,382
4.125% due 05/15/2015	60,300	59,280

Total U.S. Treasury Obligations (Cost $15,598,711)		15,912,866

MORTGAGE-BACKED SECURITIES 0.6%

Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	824	826
4.712% due 01/25/2034 (a)	6,374	6,319
4.833% due 01/25/2034 (a)	3,880	3,854
Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)	19,849	19,915
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	45,000	44,505

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  149

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Mellon Residential Funding Corp.
4.286% due 10/20/2029 (a)		$641	$643
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)		8,728	8,733
Washington Mutual Mortgage Securities Corp.
4.007% due 02/27/2034 (a)		4,953	4,902

Total Mortgage-Backed Securities (Cost $90,093)			89,697

ASSET-BACKED SECURITIES 0.8%

AAA Trust
3.930% due 11/26/2035 (a)		7,584	7,585
Bear Stearns Asset-Backed Securities, Inc.
4.280% due 03/25/2043 (a)		439	440
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		5,301	5,304
EQCC Home Equity Loan Trust
4.046% due 03/20/2030 (a)		23	23
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)		1,834	1,838
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)		9,623	9,629
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)		4,271	4,274
Quest Trust
4.010% due 03/25/2035 (a)		5,259	5,258
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		30,700	30,720
7.904% due 01/09/2006 (a)		36,300	36,360
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)		991	994
SACO I, Inc.
4.110% due 09/25/2033 (a)		4,048	4,049
3.910% due 07/25/2035 (a)		9,600	9,614
Wachovia Mortgage Loan Trust LLC
3.950% due 10/25/2035 (a)		100	100
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		986	987

Total Asset-Backed Securities (Cost $117,059)			117,175

SOVEREIGN ISSUES 1.2%

Republic of Brazil
4.250% due 04/15/2006 (a)		2,448	2,452
4.313% due 04/15/2009 (a)		2,871	2,856
11.000% due 01/11/2012		1,600	1,965
4.313% due 04/15/2012 (a)		412	406
7.875% due 03/07/2015		2,500	2,600
8.000% due 01/15/2018		45,019	47,788
11.000% due 08/17/2040		6,900	8,468
Russian Federation
10.000% due 06/26/2007		7,000	7,635
8.250% due 03/31/2010		23,800	25,835
5.000% due 03/31/2030 (a)		61,100	70,360
United Mexican States
6.375% due 01/16/2013		20,700	22,076
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		714	15

Total Sovereign Issues (Cost $176,683)			192,456

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 1.7%

Commonwealth of Canada
4.250% due 12/01/2021 (c)	C$	2,579	3,104
3.000% due 12/01/2036 (c)		16,332	18,505
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	15,300	14,171
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	10,841
Pylon Ltd.
3.636% due 12/29/2008 (a)		20,750	25,297
6.036% due 12/29/2008 (a)		40,700	50,522
Republic of France
1.600% due 07/25/2011 (c)		6,216	7,872
1.600% due 07/25/2015 (c)		3,059	3,888
2.250% due 07/25/2020 (c)		12,280	16,831
3.150% due 07/25/2032		6,537	11,058
5.750% due 10/25/2032		12,600	20,752
Republic of Germany
5.250% due 01/04/2011		42,500	57,265
6.250% due 01/04/2030		6,600	11,353
Republic of Italy
4.250% due 08/01/2014		1,700	2,208
2.150% due 09/15/2014 (c)		2,088	2,738

Total Foreign Currency-Denominated Issues (Cost $246,420)			256,405

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		186,600	10,275

Total Preferred Stock (Cost $9,330)			10,275

SHORT-TERM INSTRUMENTS (k) 2.0%

	Principal Amount (000s)

Commercial Paper 0.4%

Cox Communications, Inc.
3.871% due 01/17/2006		$18,200	18,200
UBS Finance Delaware LLC
3.860% due 10/03/2005		46,800	46,800

			65,000

Repurchase Agreements 0.1%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $13,300. Repurchase proceeds are $13,004.)		13,000	13,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $6,576. Repurchase proceeds are $6,449.)		6,447	6,447

			19,447

French Treasury Bills 0.1%

2.029% due 11/17/2005	EC	5,000	5,994

U.K. Treasury Bills 1.1%

2.015% due 01/31/2006		144,000	171,918

U.S. Treasury Bills 0.3%

3.421% due 12/01/2005 - 12/15/2005 (d)(f)(g)		$52,260	51,864

Total Short-Term Instruments (Cost $317,745)			314,223

Total Investments (e) 123.8% (Cost $18,667,216)			$19,005,722

Written Options (i) (0.0%) (Premiums $1,250)			(1,767)

Other Assets and Liabilities (Net) (23.8%)			(3,655,423)

Net Assets 100.0%			$15,348,532

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $216,276 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $29,509 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

150  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g) Securities with an aggregate market value of $10,371 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Note Futures	Short	12/2005	335	$(39)
U. S. Treasury 5-Year Note Futures	Long	12/2005	3,240	(3,375)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	1,058	(3,446)

				$(6,860)

(h)	Swap agreements outstanding on September 30, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$322
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	8
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	588
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	499
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	10,000	(91)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	27
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	21
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	36
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	155
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	(231)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	19,162
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	(265)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		4,000	(14)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	(2,185)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	138
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	1,511
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	167
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		2,700	(1)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	26
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	1,093
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	290
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$197,800	6,362
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		78,000	(588)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		59,600	857
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		126,000	2,487
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		282,400	6,917
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		114,600	3,684
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		213,200	3,800
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		215,800	5,547
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		27,050	204
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,800	44
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		25,000	0

							$50,570

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$35
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	20,000	43
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(3)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	(23)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	43
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	32
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	10
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	1
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(22)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	22
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	(79)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	57
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	33
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(23)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  151

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$2,000	$89
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	5
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	46
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	13
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	28
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	11
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	45
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	73
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	84
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	1
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(118)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	25,000	(243)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	9,700	(85)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	29
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	4
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	153
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	12
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	62

						$404

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	1,138	$216	$36
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,469	812	1,262
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	119	15	7
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,019	207	462

				$1,250	$1,767

(j) Short sales open on September 30, 2005 were as follows:
Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.250%	08/15/2007	$127,800	$126,345	$126,417
U.S. Treasury Note	3.375	02/15/2008	147,500	146,120	144,884
U.S. Treasury Note	3.125	09/15/2008	177,200	173,418	172,506
U.S. Treasury Note	3.625	05/15/2013	21,600	21,091	21,033
U.S. Treasury Note	4.250	08/15/2013	141,000	143,121	141,423
U.S. Treasury Note	4.750	05/15/2014	310,200	324,025	325,722

				$934,120	$931,985

*	Market value includes $8,300 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	1,021	10/2005	$0	$(2)	$(2)
Sell		1,021	10/2005	2	0	2
Sell	C$	13,985	10/2005	0	(268)	(268)
Buy	EC	15,872	10/2005	0	(366)	(366)
Sell		336,979	10/2005	12,076	0	12,076
Buy		820	11/2005	2	0	2
Sell		1,345	11/2005	0	0	0
Buy	JY	16,679,387	10/2005	0	(4,144)	(4,144)
Buy	N$	15,529	10/2005	177	0	177
Sell		32,409	10/2005	0	(154)	(154)
Buy	PZ	4,834	03/2006	0	(15)	(15)
Buy	RR	40,600	03/2006	0	(5)	(5)
Buy	SV	43,453	03/2006	0	(24)	(24)

				$12,257	$(4,978)	$7,279

152  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Real Return Fund II

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.7%

General Motors Acceptance Corp.
5.050% due 01/16/2007 (a)	$250	$246

Total Corporate Bonds & Notes (Cost $244)		246

MUNICIPAL BONDS & NOTES 0.8%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	250	291

Total Municipal Bonds & Notes (Cost $236)		291

U.S. GOVERNMENT AGENCIES 4.7%

Fannie Mae
5.500% due 03/01/2035-10/13/2035 (b)	1,700	1,700
Freddie Mac
3.970% due 09/25/2031 (a)	11	11

Total U.S. Government Agencies (Cost $1,724)		1,711

U.S. TREASURY OBLIGATIONS 119.5%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	3,454	3,573
3.625% due 01/15/2008	847	897
3.875% due 01/15/2009	4,767	5,173
4.250% due 01/15/2010	2,091	2,339
0.875% due 04/15/2010	1,032	1,006
3.500% due 01/15/2011	168	186
3.375% due 01/15/2012	660	731
3.000% due 07/15/2012	3,913	4,259
1.875% due 07/15/2013	638	647
2.000% due 01/15/2014	4,248	4,338
2.000% due 07/15/2014	4,060	4,149
1.625% due 01/15/2015	205	202
1.875% due 07/15/2015	1,105	1,115
2.375% due 01/15/2025	1,554	1,663
3.625% due 04/15/2028	5,075	6,642
3.875% due 04/15/2029	1,189	1,628
U.S. Treasury Notes
4.750% due 05/15/2014	1,900	1,958
4.125% due 05/15/2015	2,700	2,654

Total U.S. Treasury Obligations (Cost $42,216)		43,160

MORTGAGE-BACKED SECURITIES 0.3%

GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	100	99

Total Mortgage-Backed Securities (Cost $99)		99

ASSET-BACKED SECURITIES 0.8%

Redwood Capital Ltd.
6.354% due 01/09/2006 (a)	300	300

Total Asset-Backed Securities (Cost $300)		300

SOVEREIGN ISSUES 2.5%

Russian Federation
8.250% due 03/31/2010	100	109
5.000% due 03/31/2030 (a)	500	576
United Mexican States
6.375% due 01/16/2013	200	213

Total Sovereign Issues (Cost $819)		898

SHORT-TERM INSTRUMENTS 3.7%

Commercial Paper 2.5%

UBS Finance Delaware LLC
3.860% due 10/03/2005	200	200
3.760% due 12/19/2005	700	694

		894

Repurchase Agreement 0.5%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $178. Repurchase proceeds are $173.)	173	173

U.S. Treasury Bills 0.7%

3.388% due 12/01/2005-12/15/2005 (b)(e)	265	263

Total Short-Term Instruments (Cost $1,331)		1,330

Total Investments (d) 133.0% (Cost $46,969)		$48,035

Written Options (f) (0.0%) (Premiums $4)		(5)

Other Assets and Liabilities (Net) (33.0%)		(11,908)

Net Assets 100.0%		$36,122

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $99 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $263 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note Futures	Long	12/2005	5	$(4)
U.S. Treasury 10-Year Note Futures	Short	12/2005	1	1
U.S. Treasury 30-Year Bond Futures	Long	12/2005	7	(16)

				$(19)

(f)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114,000	11/22/2005	10	$2	$0
Put - CBOT U.S. Treasury Note December Futures	109,000	11/22/2005	10	2	5

				$4	$5

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  153

Schedule of Investments (Cont.)

Real Return Fund II

September 30, 2005 (Unaudited)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$500	$16
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	700	10
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025	300	4
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	200	4
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	2,600	79
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	400	7
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	600	15

						$135

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	$500	$20

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Note	4.250%	11/15/2013	$1,700	$1,730	$1,693

154  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%

General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)	$3,000	$2,985

Total Corporate Bonds & Notes (Cost $2,961)		2,985

MUNICIPAL BONDS & NOTES 97.4%

Alabama 2.7%

Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,500	3,110
Jefferson County, Alabama General Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	1,100	1,146
5.250% due 01/01/2013	4,350	4,697

		8,953

Alaska 1.3%

North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,231
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	708
0.000% due 06/30/2007	2,500	2,352

		4,291

Arizona 4.1%

Greater Arizona Development Authority Infrastructure Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 08/01/2011	2,195	2,377
5.000% due 08/01/2012	2,305	2,504
Maricopa County, Arizona Hospital Revenue Bonds, Series 2005
5.000% due 04/01/2010	2,000	2,086
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.000% due 07/01/2015 (a)	1,000	1,258
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,234
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,021

		13,480

California 4.7%

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,657
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	7,950	8,078
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	898
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,553

		15,186

Colorado 1.9%

Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,336

Connecticut 2.1%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
2.520% due 07/01/2036 (a)	6,000	6,000
New Britain, Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	566

		6,706

Florida 1.0%

Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	698
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	983
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017 (a)	500	546
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	290	301
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	750	759

		3,287

Georgia 0.4%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,162

Idaho 1.2%

Idaho Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2005
2.610% due 07/01/2035 (a)	4,000	4,000

Illinois 5.4%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,396
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,235
De Kalb County, Illinois Community Unit School District No 424, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,167
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	100	101
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,084
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	95	97
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,184
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,319
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	714
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,519
Lake County, Illinois School District No 38 General Obligation Bonds, (AMBAC Insured), Series 2005
0.000% due 02/01/2022	5,000	2,346
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,244
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,099
0.000% due 10/01/2010	15	12

		17,517

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	382

Massachusetts 6.4%

Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
4.674% due 07/01/2020 (a)	7,005	7,082
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,422
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,069
Massachusetts State General Obligation Bonds, (FSA Government of Commonwealth Insured), Series 2002-C
5.500% due 11/01/2010	2,000	2,196
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,703
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,062
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
5.634% due 01/01/2016 (a)	3,200	3,469
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,909

		20,912

Michigan 8.2%

Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,036
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,549
5.250% due 06/01/2010	5,000	5,402
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,684
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,116
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,517

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  155

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	$5,030	$5,430

		26,734

Nebraska 0.7%

University of Nebraska University Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,092

Nevada 0.5%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
8.990% due 12/01/2015 (a)	1,303	1,657

New Jersey 1.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	596
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,070
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,696
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,147

		4,509

New Mexico 1.1%

New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,500

New York 16.0%

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998-H
5.250% due 08/01/2010	2,505	2,665
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
9.790% due 11/01/2015 (a)	1,000	1,273
New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,457
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003-E
5.250% due 02/01/2012	2,405	2,637
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2005-A1
5.000% due 11/01/2010	7,500	8,069
5.000% due 11/01/2011	1,400	1,516
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005-A
5.000% due 05/15/2010	1,000	1,074
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,635
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	898
New York State Energy Research & Development Authority Revenue Bonds, Series 2005
2.650% due 05/01/2039 (a)	300	300
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,130
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	542
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,228
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2012	4,000	4,058
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D1
5.000% due 11/01/2010	3,000	3,228
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,599
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,172
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,083
5.400% due 07/15/2012	1,700	1,766

		52,330

North Carolina 0.3%

North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,071

Ohio 3.1%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,056
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,499
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,514
Ohio State Water Development Authority Revenue Bonds,
Series 2003
5.000% due 06/01/2011	2,000	2,161

		10,230

Oklahoma 2.0%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	106
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,445
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured) , Series 1978
6.400% due 06/01/2006	90	92

		6,643

Oregon 0.4%

Oregon State Facilities Authority Revenue Bonds, Series 2005 A
5.000% due 10/01/2011	795	841
5.000% due 10/01/2012	435	459

		1,300

Pennsylvania 0.5%

Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	141
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	537
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,078

		1,756

Puerto Rico 0.9%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	276
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,790

		3,066

South Carolina 1.1%

South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,559

Tennessee 2.3%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
6.990% due 12/01/2010 (a)	6,300	7,289
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	330	353

		7,642

Texas 10.5%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,149
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,642
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,705
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	10,813
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,110
6.800% due 12/15/2011	3,000	3,525
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	403
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	440
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,064
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	710	772
Texas Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,086

156  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	$1,050	$1,136
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	727
University of Texas, University Revenue Bonds, Series 2005
7.490% due 08/15/2013 (a)	4,678	5,652

		34,224

Utah 1.9%

Weber County, Utah Hospital Revenue Bonds, Series 2000
2.620% due 02/15/2032 (a)	6,100	6,100

Virginia 3.3%

Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
2.570% due 02/15/2038 (a)	10,000	10,000
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	772

		10,772

Washington 8.3%

Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,403
Energy Northwest, Washington Electric Revenue Bonds, (MBIA Insured), Series 2003-A
5.500% due 07/01/2012	1,500	1,665
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,574
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,457
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,134
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,579
0.000% due 12/01/2019	2,960	1,568
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,042
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,678

		27,100

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	110	122

Wisconsin 3.6%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,314
Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2002
4.250% due 11/01/2010	2,515	2,617
4.500% due 05/01/2010	1,365	1,415
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,045	1,083
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,249
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,063

		11,741

Total Municipal Bonds & Notes (Cost $319,392)		318,360

SHORT-TERM INSTRUMENTS 1.5%

Repurchase Agreement 0.5%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $1,651. Repurchase proceeds are $1,618.)	1,618	1,618

U.S. Treasury Bills 1.0%

3.417% due 12/01/2005-12/15/2005 (b)(c)	3,345	3,319

Total Short-Term Instruments (Cost $4,940)		4,937

Total Investments 99.8% (Cost $327,293)		$326,282

Written Options (e) (0.0%) (Premiums $94)		(44)

Other Assets and Liabilities (Net) 0.2%		537

Net Assets 100.0%		$326,775

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $ 3,225 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(d)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$130,200	$3,347

(e)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note December Futures	$108.000	11/22/2005	203	$94	$44

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  157

Schedule of Investments

Short-Term Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.7%

Banking & Finance 4.8%

Associates Corp. of North America
6.260% due 02/15/2006	$830	$836
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (m)	3,900	3,949
CIT Group, Inc.
4.063% due 11/23/2007 (a)	75	75
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,201
Ford Motor Credit Co.
6.875% due 02/01/2006	19,585	19,667
4.050% due 03/13/2007 (a)	708	663
4.870% due 03/21/2007 (a)	1,000	987
4.830% due 09/28/2007 (a)	2,000	1,950
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	70	70
6.500% due 12/05/2005	4,000	4,007
4.677% due 05/18/2006 (a)	25	25
6.125% due 09/15/2006	3,332	3,343
5.050% due 01/16/2007 (a)	7,422	7,297
4.670% due 03/20/2007 (a)	4,450	4,358
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	42,010	42,045
4.300% due 06/28/2010 (a)	5,260	5,279
GP Canada Finance Co.
7.200% due 12/15/2006	200	205
Household Finance Corp.
6.700% due 11/13/2005	10,500	10,529
HSBC Finance Corp.
3.800% due 05/10/2007 (a)	8,380	8,384
4.000% due 09/15/2008 (a)	7,950	7,957
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	6,900	6,901
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	22,000	22,000
NiSource Finance Corp.
7.625% due 11/15/2005	21,515	21,595
Premium Asset Trust
3.847% due 10/06/2005 (a)	500	500
Riggs Capital Trust
8.625% due 12/31/2026	1,500	1,626
8.625% due 12/31/2026	8,600	9,324
SLM Corp.
3.770% due 01/25/2007 (a)	870	871
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006	445	456
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	3,000	3,012

		194,862

Industrials 5.9%

Airgas, Inc.
9.125% due 10/01/2011	900	972
AmeriGas Partners LP
10.000% due 04/15/2006	8,210	8,415
Ball Corp.
7.750% due 08/01/2006	4,408	4,507
Caesars Entertainment, Inc.
7.875% due 12/15/2005	6,434	6,490
8.500% due 11/15/2006	3,500	3,637
Columbia Energy Group
6.800% due 11/28/2005	7,009	7,035
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	1,795	1,807
DaimlerChrysler NA Holding Corp.
6.400% due 05/15/2006	5,135	5,191
4.430% due 05/24/2006 (a)	5,000	5,015
4.747% due 08/08/2006 (a)	400	403
4.314% due 09/10/2007 (a)	22,000	22,064
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,038
Donohue Forest Products
7.625% due 05/15/2007	5,250	5,460
Electronic Data Systems Corp.
6.334% due 08/17/2006	3,500	3,544
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,216
Fort James Corp.
6.875% due 09/15/2007	13,090	13,548
Georgia-Pacific Corp.
7.500% due 05/15/2006	4,930	5,010
7.375% due 07/15/2008	2,600	2,737
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	9,461	9,544
HCA, Inc.
7.125% due 06/01/2006	7,660	7,797
7.250% due 05/20/2008	650	676
5.250% due 11/06/2008	5,350	5,283
HJ Heinz Co.
6.189% due 12/01/2005 (a)	1,500	1,504
Host Marriott LP
9.250% due 10/01/2007	100	106
ITT Corp.
6.750% due 11/15/2005	9,300	9,358
JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,184
La Quinta Corp.
7.000% due 08/15/2007	2,000	2,038
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,012
MCI, Inc.
6.908% due 05/01/2007	462	467
7.688% due 05/01/2009	7,762	8,072
8.735% due 05/01/2014	396	443
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,200	2,250
6.750% due 08/01/2007	3,530	3,609
News America Holdings
7.430% due 10/01/2026	18,500	20,923
Safeway, Inc.
6.150% due 03/01/2006	11,896	11,944
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,385
6.875% due 02/15/2006	4,925	4,963
Time Warner, Inc.
8.110% due 08/15/2006	4,464	4,592
Tyco International Group S.A.
6.375% due 02/15/2006	11,544	11,622
United Airlines, Inc.
4.090% due 03/02/2049 (a)(b)	7,573	7,583
Yum! Brands, Inc.
8.500% due 04/15/2006	9,810	10,012

		235,456

Utilities 3.0%

British Telecom PLC
7.875% due 12/15/2005	18,430	18,556
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)	3,000	3,005
4.300% due 09/28/2007 (a)	11,000	11,003
Duke Energy Corp.
4.240% due 12/08/2005 (a)	1,200	1,200
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,414
GPU, Inc.
7.700% due 12/01/2005	5,680	5,709
NiSource, Inc.
3.628% due 11/01/2006	2,700	2,671
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,241
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,488
PSEG Energy Holdings LLC
7.750% due 04/16/2007	4,600	4,727
PSEG Power LLC
6.875% due 04/15/2006	9,859	9,978
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	3,800	3,801
Southern California Edison Co.
3.870% due 01/13/2006 (a)	2,500	2,502
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	1,300	1,313
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	7,500	7,504
Virginia Electric & Power Co.
5.750% due 03/31/2006	8,245	8,297
5.375% due 02/01/2007	385	388
Williams Cos., Inc.
6.375% due 10/01/2010	6,100	6,085

		118,882

Total Corporate Bonds & Notes (Cost $549,845)		549,200

U.S. GOVERNMENT AGENCIES 19.7%

Fannie Mae
2.500% due 06/28/2006 (a)	500	494
2.810% due 09/28/2006	4,000	3,938
3.386% due 10/03/2005 (a)	85,900	85,900
3.500% due 04/25/2017	3,694	3,667
3.636% due 07/01/2034 (a)	136	135
3.651% due 09/07/2006 (a)	105,200	105,178
3.697% due 10/21/2005 (a)	87,600	87,599
3.715% due 05/22/2006 (a)	20,900	20,895
3.793% due 06/01/2034 (a)	87	87
3.795% due 09/21/2006 (a)	15,000	14,995
3.799% due 09/22/2006 (a)	38,400	38,391
3.870% due 07/25/2035 (a)	3,918	3,920
3.920% due 02/01/2018 (a)	40	40
3.926% due 05/01/2021-04/01/2029 (a)(e)	495	498
3.980% due 08/25/2034 (a)	5,777	5,773
4.030% due 11/26/2032 (a)	2,981	2,981
4.055% due 11/01/2025 (a)	31	32
4.164% due 05/01/2036 (a)	24,687	24,971
4.280% due 10/25/2030 (a)	15	15
4.375% due 10/01/2023 (a)	39	41
4.388% due 05/01/2036 (a)	447	453
4.430% due 10/25/2017 (a)	627	634
4.775% due 07/01/2029 (a)	502	510
4.833% due 08/01/2029 (a)	4,146	4,292
5.470% due 08/01/2026 (a)	49	50
5.486% due 01/01/2032 (a)	1,916	1,930
5.500% due 09/01/2034-10/13/2035 (e)	20,900	20,897
5.540% due 12/01/2040 (a)	1,526	1,572
6.000% due 02/25/2008	19	19
6.375% due 10/23/2033 (a)	20,000	20,190
6.500% due 10/25/2023 (c)	96	9
6.500% due 05/01/2021-10/25/2042 (e)	2,169	2,189
7.000% due 03/01/2013	85	89
9.010% due 06/25/2032 (a)	1,488	1,570
Federal Home Loan Bank
3.615% due 10/03/2005 (a)	35,000	35,000
3.714% due 06/12/2006 (a)	135,400	135,377
3.730% due 06/13/2006 (a)	33,700	33,692
Federal Housing Administration
7.350% due 04/01/2019	488	489
7.430% due 09/01/2022	97	98
7.435% due 02/01/2019	315	318

158  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Freddie Mac
3.000% due 11/15/2017	$265	$264
3.510% due 10/07/2005 (a)	25,850	25,849
3.702% due 11/07/2005 (a)	5,000	4,999
4.000% due 09/22/2009	8,500	8,288
4.065% due 10/25/2044 (a)	19,933	20,002
4.137% due 07/25/2044 (a)	35,033	35,237
4.168% due 06/15/2031 (a)	808	811
4.750% due 08/01/2017 (a)	182	183
6.500% due 08/15/2008-07/25/2043 (e)	5,342	5,434
Government National Mortgage Association
3.500% due 08/20/2029-09/20/2029 (a)(e)	7,451	7,515
3.750% due 07/20/2022-09/20/2027 (a)(e)	1,149	1,165
4.000% due 02/20/2032 (a)	2,433	2,447
4.125% due 10/20/2017-10/20/2027 (a)(e)	1,908	1,943
4.250% due 03/20/2029-03/20/2030 (a)(e)	2,419	2,455
4.272% due 02/16/2030 (a)	114	115
4.375% due 05/20/2021-05/20/2030 (a)(e)	12,015	12,127
4.625% due 02/20/2019 (a)	43	43
6.000% due 01/15/2032-03/15/2032 (e)	3,036	3,111
7.500% due 02/20/2030	336	350
8.000% due 12/15/2030-03/15/2032 (e)	366	392
8.500% due 06/20/2027	323	350
Small Business Administration
7.540% due 08/10/2009	276	296

Total U.S. Government Agencies (Cost $793,065)		792,304

U.S. TREASURY OBLIGATIONS 3.6%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (h)	123	127
3.625% due 01/15/2008	44,164	46,762
3.875% due 01/15/2009	7,529	8,170
3.500% due 01/15/2011	449	495
U.S. Treasury Notes
2.250% due 04/30/2006	10,000	9,905
3.625% due 04/30/2007	1,000	992
3.375% due 12/15/2008	16,500	16,101
4.000% due 03/15/2010	6,300	6,246
3.875% due 09/15/2010	32,340	31,893
4.125% due 05/15/2015	24,100	23,692

Total U.S. Treasury Obligations (Cost $145,202)		144,383

MORTGAGE-BACKED SECURITIES 6.8%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	4,373	4,300
Banc of America Large Loan
3.968% due 11/15/2015 (a)	2,551	2,553
Bank of America Mortgage Securities, Inc.
6.578% due 07/25/2032 (a)	571	576
5.522% due 10/20/2032 (a)	2,784	2,791
6.500% due 09/25/2033	2,057	2,075
Bear Stearns Adjustable Rate Mortgage Trust
5.277% due 10/25/2032 (a)	249	249
4.110% due 02/25/2034 (a)	3,261	3,263
4.750% due 11/25/2035 (a)	42,500	42,280
Commercial Mortgage Pass-Through Certificates
3.948% due 03/15/2020 (a)	4,690	4,692
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	453	452
4.170% due 06/25/2035 (a)	21,645	21,716
Countrywide Home Loans, Inc.
5.989% due 07/19/2031 (a)	22	22
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	244	244
4.220% due 05/25/2032 (a)	530	530
4.380% due 08/25/2033 (a)	9,118	9,168
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	1,538	1,537
4.118% due 11/15/2031 (a)	1,325	1,331
4.068% due 08/15/2032 (a)	19,926	19,937
Greenwich Capital Acceptance, Inc.
5.678% due 06/25/2024 (a)	44	44
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	13,200	13,055
GSRPM Mortgage Loan Trust
4.230% due 11/25/2031 (a)	8,034	8,049
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (a)	5,609	5,603
Indymac Adjustable Rate Mortgage Trust
4.997% due 01/25/2032 (a)	14	14
6.593% due 01/25/2032 (a)	28	28
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,990	1,974
MASTR Seasoned Securities Trust
6.200% due 09/25/2017 (a)	1,065	1,082
Mellon Residential Funding Corp.
4.286% due 10/20/2029 (a)	8,017	8,040
4.208% due 12/15/2030 (a)	6,154	6,163
Nomura Asset Securities Corp.
7.120% due 04/13/2039	25,697	26,022
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	507	515
SACO I, Inc.
4.020% due 07/25/2019 (a)	670	671
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	232,611	1,783
Sequoia Mortgage Trust
4.176% due 10/20/2027 (a)	7,858	7,874
4.136% due 06/20/2032 (a)	371	372
4.146% due 07/20/2033 (a)	11,205	11,223
Structured Adjustable Rate Mortgage Loan Trust
3.950% due 01/25/2035 (a)	1,135	1,136
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	440	441
4.139% due 03/19/2034 (a)	5,485	5,491
Structured Asset Securities Corp.
6.097% due 02/25/2032 (a)	738	741
4.330% due 07/25/2032 (a)	390	390
6.150% due 07/25/2032 (a)	1,990	1,989
4.120% due 01/25/2033 (a)	1,478	1,483
4.000% due 12/25/2034 (a)	535	536
3.950% due 03/25/2035 (a)	3,389	3,392
Vendee Mortgage Trust
6.500% due 05/15/2025	14	14
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	12,669	12,667
4.150% due 12/25/2027 (a)	6,482	6,491
5.131% due 10/25/2032 (a)	2,310	2,312
5.375% due 02/25/2033 (a)	1,184	1,182
4.265% due 06/25/2042 (a)	7,882	7,959
4.137% due 08/25/2042 (a)	7,261	7,263
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)	12,068	11,853

Total Mortgage-Backed Securities (Cost $276,072)		275,568

ASSET-BACKED SECURITIES 6.6%

AAA Trust
3.930% due 11/26/2035 (a)	40,719	40,725
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	5,027	5,030
ACE Securities Corp.
3.960% due 03/25/2035 (a)	9,747	9,755
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)	139	139
4.240% due 03/25/2033 (a)	239	239
4.310% due 02/25/2034 (a)	664	664
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (a)	1,309	1,312
4.120% due 07/25/2032 (a)	13	13
4.180% due 08/25/2032 (a)	138	139
Argent Securities, Inc.
4.280% due 09/25/2033 (a)	834	838
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)	1,419	1,423
4.080% due 06/25/2035 (a)	2,836	2,840
4.280% due 03/25/2043 (a)	3,682	3,690
4.030% due 06/15/2043 (a)	97	97
Brazos Student Finance Corp.
4.238% due 06/01/2023 (a)	4,840	4,884
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)	2,603	2,605
3.910% due 06/25/2035 (a)	4,852	4,854
CDC Mortgage Capital Trust
4.180% due 10/25/2033 (a)	62	62
Centex Home Equity Co. LLC
4.090% due 04/25/2032 (a)	435	436
4.130% due 09/25/2033 (a)	321	322
3.920% due 06/25/2035 (a)	7,229	7,234
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)	616	617
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	124	124
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)	3,216	3,218
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	188	188
3.980% due 10/25/2023 (a)	123	123
3.980% due 01/25/2024 (a)	3,174	3,176
4.070% due 12/25/2031 (a)	125	126
4.200% due 05/25/2032 (a)	171	171
3.910% due 06/25/2035 (a)	15,856	15,866
3.950% due 06/25/2035 (a)	984	984
3.970% due 06/25/2035 (a)	130	130
3.980% due 06/25/2035 (a)	6,135	6,138
3.920% due 08/25/2035 (a)	2,687	2,689
3.910% due 10/25/2035 (a)	6,084	6,088
Delta Funding Home Equity Loan Trust
4.178% due 09/15/2029 (a)	86	86
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	121	121
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)	7,085	7,101
FBR Securitization Trust
3.950% due 09/25/2035 (a)	11,700	11,711
4.010% due 09/25/2035 (a)	6,800	6,806
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)	2,312	2,314
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	7,454	7,459
2.820% due 03/25/2034 (a)	3,769	3,775
First NLC Trust
3.940% due 09/25/2035 (a)	3,878	3,880
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	300	300
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	303	303
3.930% due 06/25/2035 (a)	1,045	1,046
GMAC Mortgage Corp. Loan Trust
4.079% due 06/18/2027 (a)	185	185
GSAMP Trust
4.150% due 07/25/2032 (a)	14	14
4.120% due 03/25/2034 (a)	219	219

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  159

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		$1,290	$1,291
Home Equity Asset Trust
4.290% due 05/25/2033 (a)		456	457
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)		8,215	8,221
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		502	503
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)		1,059	1,059
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		1,062	1,063
4.100% due 07/25/2032 (a)		1,108	1,110
Long Beach Mortgage Loan Trust
4.180% due 03/25/2032 (a)		117	119
4.150% due 06/25/2033 (a)		447	447
4.030% due 11/25/2034 (a)		6,214	6,223
3.940% due 06/25/2035 (a)		821	821
3.950% due 09/25/2035 (a)		5,891	5,895
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		1,524	1,531
3.920% due 12/25/2035 (a)		727	728
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.170% due 08/25/2033 (a)		3,193	3,198
3.980% due 11/25/2034 (a)		2,849	2,851
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		15	15
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)		10,998	11,000
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (a)		796	796
Option One Mortgage Loan Trust
4.100% due 06/25/2032 (a)		99	99
4.100% due 08/25/2032 (a)		840	841
Quest Trust
4.390% due 06/25/2034 (a)		4,709	4,720
Renaissance Home Equity Loan Trust
4.270% due 08/25/2033 (a)		2,377	2,386
4.330% due 12/25/2033 (a)		360	362
3.990% due 11/25/2035 (a)		6,900	6,908
Residential Asset Mortgage Products, Inc.
3.970% due 09/25/2025 (a)		379	379
3.970% due 05/25/2026 (a)		1,542	1,543
4.110% due 06/25/2032 (a)		39	39
4.170% due 11/25/2033 (a)		7,240	7,244
4.160% due 12/25/2033 (a)		4,720	4,734
Residential Asset Securities Corp.
3.940% due 09/25/2022 (a)		2,719	2,720
4.130% due 01/25/2034 (a)		1,388	1,392
Salomon Brothers Mortgage Securities VII, Inc.
4.130% due 03/25/2032 (a)		410	411
Saxon Asset Securities Trust
4.230% due 12/25/2032 (a)		90	90
4.130% due 06/25/2033 (a)		113	113
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)		3,900	3,904
6.450% due 11/17/2009		682	683
SLM Student Loan Trust
3.630% due 07/27/2009 (a)		290	290
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (a)		624	624
Structured Asset Investment Loan Trust
4.030% due 02/25/2034 (a)		5,416	5,421
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		284	285
WFS Financial Owner Trust
1.510% due 07/20/2007		563	563

Total Asset-Backed Securities (Cost $265,080)			265,338

SOVEREIGN ISSUES 2.0%

Republic of Brazil
4.250% due 04/15/2006 (a)		17,350	17,382
10.000% due 01/16/2007		2,520	2,693
11.250% due 07/26/2007		2,600	2,885
11.500% due 03/12/2008		3,100	3,540
4.313% due 04/15/2009 (a)		20,181	20,080
5.154% due 04/15/2009 (a)		6,209	6,194
9.760% due 06/29/2009 (a)		7,500	8,803
4.313% due 04/15/2012 (a)		12,331	12,162
8.000% due 01/15/2018		464	493
Russian Federation
10.000% due 06/26/2007		4,190	4,570

Total Sovereign Issues (Cost $76,306)			78,802

SHORT-TERM INSTRUMENTS (l) 50.1%

Certificates of Deposit 2.0%

Citibank New York N.A.
3.720% due 11/10/2005		80,000	80,000

Commercial Paper 36.1%

Anz National International Ltd.
3.640% due 11/08/2005		94,000	93,658
ASB Bank Ltd.
3.830% due 01/17/2006		50,000	49,402
Bank of Ireland
3.765% due 12/14/2005		100,000	99,190
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006		11,800	11,589
Carolina Power & Light Co.
3.670% due 10/11/2005		2,000	1,998
3.720% due 10/11/2005		1,500	1,499
CBA (de) Finance
3.640% due 11/07/2005		3,000	2,989
Cox Communications, Inc.
3.688% due 01/17/2006		11,547	11,547
Dexia Delaware LLC
3.690% due 11/15/2005		100,000	99,559
Fannie Mae
3.260% due 11/02/2005		50,000	49,864
3.835% due 02/10/2006		100,000	98,529
3.850% due 02/22/2006		90,000	88,551
Florida Power Corp.
3.710% due 11/01/2005		5,900	5,882
Freddie Mac
3.160% due 10/18/2005		65,000	64,913
3.240% due 11/01/2005		200,000	199,478
HBOS Treasury Services PLC
3.635% due 11/07/2005		100,000	99,647
Nordea North America, Inc.
3.730% due 11/23/2005		100,000	99,472
Public Service Electric & Gas Co.
3.690% due 11/30/2005		2,500	2,485
Rabobank USA Financial Corp.
3.880% due 10/03/2005		112,800	112,800
San Paolo U.S. Holding Company, Inc.
3.860% due 12/23/2005		75,000	74,315
Societe Generale N.A.
3.790% due 12/23/2005		100,000	99,087
Svenska Handelsbanken, Inc.
3.635% due 11/08/2005		31,400	31,286
UBS Finance Delaware LLC
3.860% due 10/03/2005		42,900	42,900
3.765% due 12/13/2005		10,400	10,317

			1,450,957

Repurchase Agreements 10.4%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $12,277. Repurchase proceeds are $12,003.)		12,000	12,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $5,742. Repurchase proceeds are $5,627.)		5,625	5,625
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2018-11/15/2024 valued at $407,216. Repurchase proceeds are $400,108.)		400,000	400,000

			417,625

German Treasury Bills 1.5%
1.996% due 10/19/2005	EC	51,700	62,081

U.S. Treasury Bills 0.1%
3.396% due 12/01/2005-12/15/2005 (e)(g)(h)		$4,755	4,717

Total Short-Term Instruments (Cost $2,016,017)			2,015,380

Total Investments (f) 102.5% (Cost $4,121,587)			$4,120,975

Written Options (j) (0.1%) (Premiums $169)			(2,375)

Other Assets and Liabilities (Net) (2.4%)			(99,487)

Net Assets 100.0%			$4,019,113

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $98,859 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

160  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(h)	Securities with an aggregate market value of $4,248 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	968	$(156)
Eurodollar June Futures	Long	06/2006	117	(170)
Eurodollar September Futures	Long	09/2006	1,804	(1,251)
Eurodollar December Futures	Long	12/2006	17	(30)
U. S. Treasury 5-Year Note Futures	Long	12/2005	620	(662)

				$(2,269)

(i)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	$5,800	$36
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(786)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	2,100	37
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	61,500	(464)

						$(1,177)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(6)
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007
	and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	21
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	102
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	16
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	11
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	5
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	64
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(17)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	21
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	20
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	9
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	32
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(12)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	5
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	26
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	83
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	15
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	15
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and
	7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	29
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	52
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	9
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(1)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$719

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  161

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2005 (Unaudited)

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.750	12/19/2005	378	$169	$163

Name of Issuer	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	$100.000	10/01/2006	$18,500	$0	$2,212

(k) Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	5.500%	05/15/2009	$6,625	$6,983	$7,073
U.S. Treasury Note	4.250	08/15/2013	106,770	108,376	106,436

				$115,359	$113,509

*	Market value includes $151 of interest payable on short sale.

(l)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	179,239	10/2005	$7,055	$0	$7,055
Buy		81,638	11/2005	196	0	196
Buy	JY	5,467,942	10/2005	0	(1,480)	(1,480)

				$7,251	$(1,480)	$5,771

(m) Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,978	$3,949	0.10%

162  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

StocksPLUS® Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.1%

Banking & Finance 6.3%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$900	$900
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	2,900	2,901
Citigroup Global Markets Holdings, Inc.
3.816% due 03/07/2008 (a)	7,100	7,101
Eli Lilly Services, Inc.
3.907% due 09/12/2008 (a)	9,800	9,804
Ford Motor Credit Co.
6.875% due 02/01/2006	2,500	2,510
6.500% due 01/25/2007	1,600	1,602
4.870% due 03/21/2007 (a)	7,800	7,699
7.200% due 06/15/2007	900	906
4.830% due 09/28/2007 (a)	2,600	2,535
4.950% due 01/15/2008	600	571
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	12,600	12,600
6.125% due 02/01/2007	1,900	1,889
Goldman Sachs Group, Inc.
4.120% due 03/30/2007 (a)	2,200	2,203
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	1,400	1,401
NiSource Finance Corp.
7.625% due 11/15/2005	3,400	3,413
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	1,100	1,130
Prudential Financial, Inc.
4.000% due 06/13/2008 (a)	4,400	4,404
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	5,800	5,802
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	2,800	2,800
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	300	301

		72,472

Industrials 3.8%

Cox Communications, Inc.
3.950% due 12/14/2007 (a)	1,300	1,310
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	6,940	6,961
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,132
Electronic Data Systems Corp.
6.334% due 08/17/2006	1,800	1,823
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	633
Fort James Corp.
6.875% due 09/15/2007	2,800	2,898
Georgia-Pacific Corp.
7.500% due 05/15/2006	7,700	7,825
7.375% due 07/15/2008	500	526
HCA, Inc.
7.250% due 05/20/2008	590	614
HJ Heinz Co.
6.189% due 12/01/2005 (a)	7,800	7,821
Host Marriott LP
9.500% due 01/15/2007	150	158
Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,702
La Quinta Corp.
7.000% due 08/15/2007	175	178
MCI, Inc.
7.688% due 05/01/2009	700	728
Tyco International Group S.A.
6.375% due 02/15/2006	2,600	2,618

		43,927

Utilities 4.0%

AT&T Wireless Services, Inc.
7.350% due 03/01/2006	600	607
British Telecom PLC
7.875% due 12/15/2005	5,900	5,940
CMS Energy Corp.
9.875% due 10/15/2007	2,500	2,731
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	3,000	3,001
Hydro-Quebec
4.133% due 09/29/2049 (a)	1,200	1,148
NiSource, Inc.
3.628% due 11/01/2006	1,200	1,187
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,410
Progress Energy, Inc.
6.750% due 03/01/2006	1,000	1,009
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	1,800	1,800
Qwest Corp.
7.120% due 06/15/2013 (a)	3,400	3,553
Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,238
Sprint Capital Corp.
7.125% due 01/30/2006	7,600	7,663
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	5,400	5,455
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	9,050	9,055

		46,797

Total Corporate Bonds & Notes (Cost $163,542)		163,196

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	2,300	2,337

Total Municipal Bonds & Notes (Cost $2,290)		2,337

U.S. GOVERNMENT AGENCIES 11.9%

Fannie Mae
3.651% due 11/28/2035 (a)	878	878
3.799% due 09/22/2006 (a)	6,300	6,298
3.880% due 09/25/2035 (a)	6,243	6,247
3.926% due 04/01/2018 (a)	66	66
3.950% due 03/25/2034 (a)	5,536	5,544
4.100% due 07/01/2018 (a)	293	294
4.230% due 11/25/2032 (a)	3,608	3,626
4.324% due 11/01/2027 (a)	74	75
4.408% due 11/01/2028 (a)	102	102
4.419% due 07/01/2028 (a)	68	69
4.453% due 11/01/2028 (a)	92	92
4.464% due 04/01/2028 (a)	63	63
4.576% due 05/01/2022 (a)	9	10
4.884% due 02/01/2027 (a)	9	9
4.997% due 12/01/2023 (a)	5	5
5.000% due 01/10/2019- 04/25/2033 (e)	43,945	43,841
5.103% due 12/01/2036 (a)	2,853	2,853
5.125% due 04/01/2033 (a)	1,564	1,582
5.283% due 09/01/2034 (a)	2,993	2,997
5.500% due 09/01/2033- 06/01/2035 (e)	30,838	30,846
5.658% due 08/01/2029 (a)	52	52
5.996% due 04/25/2020 (a)	7	7
6.000% due 01/01/2017-10/01/2033 (e)	2,312	2,379
6.500% due 09/25/2008-03/25/2023 (c)(e)	67	2
7.000% due 02/01/2015-03/01/2015 (e)	2,328	2,435
7.500% due 09/01/2015-05/01/2016 (e)	1,738	1,839
8.000% due 03/01/2030-07/01/2031 (e)	407	434
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,100	1,018
8.300% due 02/27/2012 (a)	2,400	2,240
Freddie Mac
4.125% due 07/01/2019 (a)	802	813
4.844% due 12/01/2022 (a)	102	104
5.255% due 06/01/2022 (a)	64	65
5.500% due 11/15/2015-08/15/2030 (e)	629	629
5.700% due 02/15/2031	829	830
6.000% due 03/01/2016-10/01/2033(e)	8,353	8,504
6.500% due 10/25/2043	4,033	4,131
8.500% due 04/01/2025-06/01/2025(e)	29	31
Government National Mortgage Association
3.750% due 07/20/2018-07/20/2027 (a)(e)	3,841	3,891
4.125% due 12/20/2022-12/20/2027 (a)(e)	751	765
4.196% due 09/20/2030 (a)	8	8
4.375% due 02/20/2026-02/20/2028 (a)(e)	1,866	1,885
8.000% due 04/20/2030	370	395

Total U.S. Government Agencies (Cost $138,659)		137,954

U.S. TREASURY OBLIGATIONS 1.3%

Treasury Inflation Protected Security (d)
3.625% due 01/15/2008 (h)	14,875	15,750

Total U.S. Treasury Obligations (Cost $15,949)		15,750

MORTGAGE-BACKED SECURITIES 6.5%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	2,749	2,712
Bank Mart
3.689% due 03/01/2019 (a)(k)	1,146	1,102
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,699	1,739
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	446	446
5.349% due 02/25/2033 (a)	521	522
5.071% due 04/25/2033 (a)	1,071	1,052
4.217% due 01/25/2034 (a)	1,777	1,764
4.712% due 01/25/2034 (a)	3,833	3,800
4.750% due 11/25/2035 (a)	11,600	11,540
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	2,846	2,857
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	2,586	2,590
5.240% due 06/25/2032 (a)	194	195
6.247% due 06/25/2032 (a)	208	208
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	56	55
Fund America Investors Corp.
4.610% due 06/25/2023 (a)	26	26
GSR Mortgage Loan Trust
4.180% due 01/25/2034 (a)	772	773
Impac CMB Trust
4.230% due 07/25/2033 (a)	3,246	3,249
4.210% due 10/25/2033 (a)	459	458
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	1,608	1,602
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,566	2,546

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  163

Schedule of Investments (Cont.)

StocksPLUS® Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Mellon Residential Funding Corp.
4.008% due 06/15/2030 (a)		$7,286	$7,276
Merrill Lynch Mortgage Investors, Inc.
4.785% due 01/25/2029 (a)		4,649	4,724
4.910% due 12/25/2032 (a)		963	944
Prime Mortgage Trust
4.230% due 02/25/2019 (a)		325	325
4.230% due 02/25/2034 (a)		1,307	1,310
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)		10	10
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,150	1,170
Salomon Brothers Mortgage Securities VII, Inc.
5.163% due 12/25/2030 (a)		1,451	1,456
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)		1,526	1,569
Structured Asset Securities Corp.
4.310% due 03/25/2031 (a)		46	46
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		225	225
4.007% due 02/27/2034 (a)		2,997	2,966
4.170% due 11/25/2035 (a)		1,400	1,400
4.265% due 06/25/2042 (a)		5,205	5,256
Washington Mutual, Inc.
3.977% due 11/25/2034 (a)		6,991	6,996

Total Mortgage-Backed Securities (Cost $75,388)			74,909

ASSET-BACKED SECURITIES 5.4%

AAA Trust
3.930% due 11/26/2035 (a)		5,284	5,285
AFC Home Equity Loan Trust
3.980% due 06/25/2028 (a)		910	911
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)		1,800	1,801
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		3,000	3,003
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 05/25/2035 (a)		4,801	4,804
Bear Stearns Asset-Backed Securities, Inc.
3.930% due 03/25/2035 (a)		1,083	1,084
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		1,078	1,079
Chase Funding Mortgage Loan Asset-Backed Certificates
4.200% due 10/25/2032 (a)		693	698
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (a)		3,166	3,169
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		656	662
4.160% due 05/25/2043 (a)		370	370
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)		1,012	1,013
3.960% due 10/25/2034 (a)		876	876
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		2,467	2,470
Household Mortgage Loan Trust
4.146% due 02/21/2033 (a)		1,235	1,239
Impac CMB Trust
4.080% due 04/25/2034 (a)		2,548	2,545
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)		7,239	7,249
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)		1,421	1,422
Novastar Home Equity Loan
4.105% due 04/25/2028 (a)		283	283
Residential Asset Mortgage Products, Inc.
4.080% due 02/25/2034 (a)		6,882	6,895
3.930% due 05/25/2035 (a)		5,407	5,410
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)		1,751	1,756
3.940% due 10/25/2035 (a)		3,600	3,605
SACO I, Inc.
3.910% due 07/25/2035 (a)		3,700	3,705
Securitized Asset-Backed Receivables LLC Trust
3.920% due 03/25/2035 (a)		1,968	1,969

Total Asset-Backed Securities (Cost $63,238)			63,303

SOVEREIGN ISSUES 1.2%

Republic of Brazil
4.250% due 04/15/2006 (a)		1,864	1,868
4.313% due 04/15/2009 (a)		2,824	2,809
4.313% due 04/15/2012 (a)		412	406
8.000% due 01/15/2018		3,600	3,821
United Mexican States
4.830% due 01/13/2009 (a)		4,700	4,786

Total Sovereign Issues (Cost $13,358)			13,690

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.8%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	9,031

Total Foreign Currency-Denominated Issues (Cost $6,668)			9,031

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		647	4
Strike @ 94.375 Exp. 03/16/2006		2,087	0
S&P 500 Index December Futures (CME)
Strike @ 725.000 Exp. 12/16/2005		204	0
Strike @ 825.000 Exp. 12/16/2005		444	13
Strike @ 750.000 Exp. 12/16/2005		700	0

Total Purchased Put Options (Cost $65)			17

	Shares
PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,775

Total Preferred Security (Cost $9,564)			9,775

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		23,800	1,310

Total Preferred Stock (Cost $1,210)			1,310

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 55.7%

Certificates of Deposit 2.8%

Citibank New York N.A.
3.720% due 11/10/2005		$13,000	13,000
3.790% due 12/12/2005		19,000	19,000

			32,000

Commercial Paper 33.9%

Anz National International Ltd.
3.750% due 12/13/2005		10,200	10,118
Barclays U.S. Funding Corp.
3.830% due 12/27/2005		30,500	30,208
BNP Paribas Finance
3.870% due 10/03/2005		5,700	5,700
Carolina Power & Light Co.
3.670% due 10/11/2005		600	600
CDC Commercial Paper, Inc.
3.610% due 11/04/2005		21,500	21,431
3.620% due 11/07/2005		16,200	16,143
Cox Communications, Inc.
3.688% due 01/17/2006		1,200	1,200
Danske Corp.
3.745% due 12/13/2005		30,000	29,760
Florida Power Corp.
3.710% due 11/01/2005		7,400	7,378
Fortis Funding LLC
3.900% due 10/03/2005		8,200	8,200
Freddie Mac
3.254% due 11/01/2005		22,900	22,839
3.310% due 11/03/2005		8,500	8,476
3.579% due 12/12/2005		31,800	31,549
HBOS Treasury Services PLC
3.515% due 10/17/2005		30,000	29,959
Public Service Electric & Gas Co.
3.690% due 11/30/2005		6,100	6,064
Rabobank USA Financial Corp.
3.880% due 10/03/2005		3,400	3,400
3.905% due 12/30/2005		31,200	30,890
Skandinaviska Enskilda Banken AB
3.565% due 10/27/2005		14,200	14,166
3.610% due 11/02/2005		400	399
3.710% due 11/17/2005		5,700	5,674
3.720% due 12/08/2005		14,000	13,896
Societe Generale N.A.
3.770% due 11/01/2005		31,300	31,205
Svenska Handelsbanken, Inc.
3.740% due 12/13/2005		30,000	29,760
UBS Finance Delaware LLC
3.285% due 10/03/2005		600	600
3.860% due 10/03/2005		300	300
3.625% due 10/17/2005		22,400	22,368
3.960% due 01/27/2006		11,300	11,152

			393,435

Repurchase Agreements 14.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2006 valued at $64,878. Repurchase proceeds are $63,517.)		63,500	63,500
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $5,439. Repurchase proceeds are $5,334.)		5,332	5,332
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by Treasury Inflation Protected Securities 2.000% due 01/15/2005 valued at $108,217. Repurchase proceeds are $100,027.)		100,000	100,000

			168,832

U.S. Treasury Bills 4.4%
3.409% due 12/01/2005- 12/15/2005(e)(g)(h)		51,815	51,419

Total Short-Term Instruments (Cost $645,846)			645,686

Total Investments (f) 98.0% (Cost $1,135,777)			$1,136,958

Written Options (j) (0.0%) (Premiums $219)			(256)

Other Assets and Liabilities (Net) 2.0%			23,197

Net Assets 100.0%			$1,159,899

164  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $16,149 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $1,985 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(h)	Securities with an aggregate market value of $64,938 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	207	$(296)
Eurodollar June Futures	Long	06/2006	1,128	(744)
Eurodollar September Futures	Long	09/2006	170	(137)
Emini S&P 500 Index December Futures	Long	12/2005	8,953	404
Euribor Purchased Put Options Strike @ 92.500	Long	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	Long	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	Long	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	Long	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	Long	12/2005	945	(16)
Euribor Purchased Written Options Strike @ 97.375	Short	12/2005	621	188
S&P 500 Index December Futures	Long	12/2005	1,558	(384)
S&P 500 Index March Futures	Long	03/2006	30	142

				$(890)

(i)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	(10)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	0
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	(109)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(119)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(631)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(223)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$200	1
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		200	1

							$(1,090)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	$2,800	$22
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(6)
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	21
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	15
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	89
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	31
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	70
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	75
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	36

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  165

Schedule of Investments (Cont.)

StocksPLUS® Fund

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	$2,400	$41
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	42
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	119
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	13

						$570

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	$12	$112
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45	(684)

					$(572)

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	151	$24	$7
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	17	2	1
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	213	33	7
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	35	8	5
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	71	19	43
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	176	44	80
Call - CBOT U.S. Treasury Note January Futures	113.000	12/22/2005	36	7	6
Put - CBOT U.S. Treasury Note January Futures	107.000	12/22/2005	36	7	8
Put - CME Eurodollar December Futures	95.250	12/18/2006	105	53	75

				$197	$232

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP4,700	$22	$24

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	07/07/1995	$1,149	$1,102	0.10%

(l)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	103,839	10/2005	$4,087	$0	$4,087
Buy		90,442	11/2005	217	0	217
Buy	JY	2,809,070	10/2005	0	(760)	(760)
Sell	N$	11,459	10/2005	0	(54)	(54)

				$4,304	$(814)	$3,490

166  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 129.4%

Fannie Mae
0.000% due 07/25/2022 (a)	$63	$53
2.519% due 12/01/2034 (b)	4,335	4,409
2.865% due 07/01/2011 (b)	918	917
3.414% due 07/01/2011 (b)	2,208	2,208
3.657% due 10/25/2008 (b)	81	81
3.936% due 08/01/2042 (b)	999	1,006
3.937% due 08/01/2042 (b)	1,346	1,355
4.065% due 10/01/2044	3,811	3,856
4.135% due 10/01/2028 (b)	21	21
4.180% due 11/25/2032 (b)	180	181
4.189% due 04/18/2028 (b)	14	14
4.330% due 07/25/2034 (b)	9,049	9,057
4.367% due 04/01/2007 (b)	1,594	1,520
4.500% due 04/01/2019-09/01/2035 (d)	95,116	91,908
4.647% due 05/01/2033 (b)	2,802	2,846
4.656% due 04/25/2023 (b)	7	7
5.000% due 06/01/2018-10/13/2035 (d)	127,604	126,658
5.120% due 10/01/2011	909	905
5.134% due 05/01/2023 (b)	38	39
5.145% due 08/01/2026 (b)	3	3
5.215% due 11/01/2018 (b)	6	6
5.500% due 11/01/2032-10/13/2035 (d)	243,169	243,142
5.750% due 01/01/2021 (b)	27	27
6.000% due 01/01/2032-10/13/2035 (d)	84,699	86,132
6.500% due 09/25/2023-09/01/2034 (d)	1,897	1,968
7.000% due 09/25/2023	5	6
7.145% due 06/01/2006	5,351	5,375
7.500% due 06/01/2030-08/01/2031 (d)	458	485
7.750% due 08/25/2022	50	53
Federal Home Loan Bank
8.300% due 02/27/2012 (b)	2,000	1,866
Federal Housing Administration
5.022% due 10/25/2022	814	822
7.430% due 06/01/2019-06/01/2022 (d)	1,487	1,499
Freddie Mac
3.500% due 12/15/2022	3	3
3.872% due 02/01/2018 (b)	88	88
4.065% due 10/25/2044 (b)	10,400	10,436
4.500% due 04/01/2020-03/15/2021 (d)	45	44
5.000% due 07/01/2035-10/13/2035 (d)	92,492	90,572
5.500% due 12/01/2017-02/01/2035 (d)	7,691	7,784
5.531% due 11/01/2028 (b)	14	14
5.831% due 08/01/2025 (b)	22	22
5.954% due 05/01/2032 (b)	100	103
6.000% due 10/13/2005-05/01/2035 (d)	18,021	18,337
6.500% due 12/15/2023-03/15/2024 (d)	121	124
6.697% due 07/01/2030 (b)	74	75
8.000% due 06/15/2026	43	45
Government National Mortgage Association
3.750% due 07/20/2022-08/20/2026 (b)(d)	97	98
3.972% due 02/16/2032 (b)	1,175	1,175
4.022% due 08/16/2032 (b)	2,388	2,393
4.125% due 12/20/2021- 11/20/2023 (b)(d)	40	40
4.375% due 02/20/2017- 03/20/2027 (b)(d)	73	73
4.500% due 02/20/2018 (b)	13	14
4.625% due 03/20/2016- 03/20/2018 (b)(d)	142	144
5.500% due 01/15/2034- 10/20/2035 (d)	4,814	4,859
7.500% due 05/15/2027- 08/15/2027 (d)	10	11

Total U.S. Government Agencies (Cost $729,340)		724,879

MORTGAGE-BACKED SECURITIES 8.2%

Banc of America Structural Security Trust
4.240% due 10/11/2033 (b)	1,000	1,012
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (b)	125	126
Banktrust Mortgage Trust
5.700% due 12/01/2023	223	182
Chevy Chase Funding LLC
4.110% due 01/25/2035 (b)	1,121	1,122
Countrywide Alternative Loan Trust
4.020% due 07/25/2034 (b)	310	311
4.040% due 05/25/2035 (b)	4,308	4,252
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (b)	4,231	4,231
4.150% due 03/25/2035 (b)	6,902	6,914
4.480% due 04/25/2035 (b)	5,028	5,102
5.000% due 08/25/2033	1,267	1,263
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (b)	244	244
4.160% due 03/25/2032 (b)	231	229
4.380% due 08/25/2033 (b)	511	514
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	723	725
Indymac Index Mortgage Loan Trust
4.070% due 04/25/2035 (b)	5,631	5,629
4.160% due 09/25/2034 (b)	3,736	3,731
Mellon Residential Funding Corp.
4.134% due 07/25/2029 (b)	47	47
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	79	79
Prime Mortgage Trust
5.000% due 02/25/2019	1,083	1,073
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,051	1,089
Sequoia Mortgage Trust
4.096% due 08/20/2032 (b)	428	429
4.136% due 06/20/2032 (b)	371	372
4.139% due 10/19/2026 (b)	1,212	1,214
4.146% due 07/20/2033 (b)	691	692
4.176% due 10/20/2027 (b)	476	477
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (b)	661	661
Structured Asset Securities Corp.
4.120% due 01/25/2033 (b)	43	43
4.310% due 03/25/2031 (b)	4	4
4.330% due 11/25/2033 (b)	114	114
4.480% due 08/25/2032 (b)	123	122
6.250% due 04/25/2017	29	29
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (b)	18	18
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (b)	3,890	3,889

Total Mortgage-Backed Securities (Cost $46,070)		45,939

ASSET-BACKED SECURITIES 16.2%

AAA Trust
3.930% due 11/26/2035 (b)	6,217	6,218
Ameriquest Mortgage Securities, Inc.
3.970% due 01/25/2035 (b)	150	150
4.240% due 02/25/2033 (b)	42	42
4.310% due 02/25/2034 (b)	513	513
5.000% due 02/25/2006 (c)	20,679	334
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (b)	25	25
4.180% due 10/25/2031 (b)	62	62
Bear Stearns Asset-Backed Securities, Inc.
4.100% due 09/25/2035 (b)	5,871	5,875
4.120% due 02/25/2026 (b)	909	911
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (b)	2,695	2,697
Centex Home Equity Co. LLC
3.920% due 06/25/2035 (b)	4,035	4,037
4.090% due 04/25/2032 (b)	75	76
4.130% due 01/25/2032 (b)	84	84
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (b)	184	184
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (b)	2,228	2,229
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,834
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (b)	745	745
Credit-Based Asset Servicing & Securitization LLC
4.010% due 01/25/2035 (b)	3,000	3,006
4.150% due 06/25/2032 (b)	100	100
EMC Mortgage Loan Trust
4.580% due 08/25/2040 (b)	552	558
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (b)	855	856
Fremont Home Loan Trust
3.930% due 06/25/2035 (b)	4,935	4,940
GSAMP Trust
3.930% due 03/25/2035 (b)	4,180	4,183
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (b)	4,636	4,653
Home Equity Asset Trust
4.130% due 11/25/2032 (b)	3	3
Home Equity Mortgage Trust
3.950% due 07/25/2035 (b)	3,734	3,737
Household Mortgage Loan Trust
4.096% due 05/20/2032 (b)	179	180
4.146% due 02/21/2033 (b)	2,969	2,977
Indymac Index Mortgage Loan Trust
4.150% due 01/25/2035 (b)	4,953	4,950
Indymac Residential Asset-Backed Trust
3.940% due 03/25/2035 (b)	3,629	3,631
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (b)	88	88
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (b)	10	10
New Century Home Equity Loan Trust
3.970% due 02/25/2035	2,417	2,418
Park Place Securities, Inc.
3.910% due 06/25/2035	7,277	7,279
Quest Trust
4.390% due 06/25/2034 (b)	724	725
Renaissance Home Equity Loan Trust
4.030% due 02/25/2035 (b)	4,572	4,582
4.210% due 12/25/2032 (b)	311	311
4.270% due 08/25/2033 (b)	910	913
Residential Asset Mortgage Products, Inc.
2.917% due 04/25/2034 (b)	516	518
3.930% due 05/25/2035 (b)	916	917
4.170% due 09/25/2033 (b)	477	479
SLM Student Loan Trust
3.630% due 04/26/2010 (b)	6,731	6,733
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (b)	264	264
Structured Asset Investment Loan Trust
3.970% due 04/25/2034	4,962	4,966
3.980% due 09/25/2034 (b)	1,065	1,066

Total Asset-Backed Securities (Cost $91,364)		91,059

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  167

Schedule of Investments (Cont.)

Total Return Mortgage Fund

September 30, 2005 (Unaudited)

	Notional Amount (000s)	Value (000s)
PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	$5,000	$44

Total Purchased Call Options (Cost $160)		44

	Shares

PREFERRED STOCK 0.0%

Fannie Mae
7.000% due 12/31/2049 (b)	3,100	171

Total Preferred Stock (Cost $155)		171

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 4.5%

Commercial Paper 4.3%

Anz National International Ltd.
3.750% due 12/12/2005	$1,000	992
Rabobank USA Financial Corp.
3.880% due 10/03/2005	6,600	6,600
3.905% due 12/30/2005	400	396
UBS Finance Delaware LLC
3.760% due 12/19/2005	800	793
3.970% due 01/30/2006	15,400	15,193

		23,974

Repurchase Agreement 0.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.280% due 01/30/2006 valued at $1,133. Repurchase proceeds are $1,108.)	1,108	1,108

U.S. Treasury Bills 0.0%

3.459% due 12/01/2005-12/15/2005 (d)(f)	145	144

Total Short-Term Instruments (Cost $25,232)		25,226

Total Investments (e) 158.3% (Cost $892,321)		$887,318

Written Options (h) (0.0%) (Premiums $450)		(31)

Other Assets and Liabilities (Net) (58.3%)		(326,890)

Net Assets 100.0%		$560,397

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $21,204 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $144 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Futures	Long	06/2006	116	$(25)
U.S. Treasury 10-Year Note Futures	Short	12/2005	38	55

				$30

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	6.940%	07/01/2011	$3,000	$(98)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	3,200	25
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	8.180%	09/18/2027	3,000	(6)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	17,400	76

						$(3)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	11,400	161	31

						$450	$31

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	10/13/2035	$50,000	$48,188	$47,672
Freddie Mac	5.000	10/13/2035	40,000	39,450	39,150

				$87,638	$86,822

168  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

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09.30.05  |  PIMCO Funds Semi-Annual Report  169

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”), 29 of which are presented herein. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the 29 funds. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, European Convertible and StocksPLUS® Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of Convertible, European Convertible and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

170  PIMCO Funds Semi-Annual Report  |  09.30.05

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the Convertible, European Convertible and StocksPLUS® Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible, European Convertible and StocksPLUS® Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Bridge Debt Commitments. At the period ended September 30, 2005, the High Yield Fund had $11,955,286 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar	KW	–	South Korean Won
BP	–	British Pound	MP	–	Mexican Peso
BR	–	Brazilian Real	N$	–	New Zealand Dollar
C$	–	Canadian Dollar	PN	–	Peruvian New Sol
CK	–	Czech Koruna	PZ	–	Polish Zloty
CO	–	Colombian Peso	RP	–	Indian Rupee
CP	–	Chilean Peso	RR	–	Russian Ruble
CY	–	Chinese Yuan Renminbi	S$	–	Singapore Dollar
DG	–	Dutch Guilder	SF	–	Swiss Franc
DK	–	Danish Krone	SK	–	Swedish Krona
DM	–	German Mark	SR	–	South African Rand
EC	–	Euro	SV	–	Slovakian Koruna
H$	–	Hong Kong Dollar	T$	–	Taiwan Dollar
IR	–	Indonesian Rupiah	TB	–	Thai Baht
IS	–	Israeli Shekel	TL	–	Turkish Lira
JY	–	Japanese Yen

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker,

09.30.05  |  PIMCO Funds Semi-Annual Report  171

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2005, the High Yield Fund had unfunded loan commitments of $4,950,000.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or

172  PIMCO Funds Semi-Annual Report  |  09.30.05

delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by

09.30.05  |  PIMCO Funds Semi-Annual Report  173

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.22%	0.35%		0.35%		N/A
California Municipal Bond Fund	0.25%	0.22%	0.22%	0.35%		0.35%		N/A
Convertible Fund	0.40%	0.25%	0.25%	N/A		N/A		N/A
Developing Local Markets Fund	0.45%	0.50%	N/A	0.65%		0.65%		N/A
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%		N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%		0.55%		N/A
European Convertible Fund	0.50%	0.25%	N/A	N/A		N/A		N/A
Floating Income Fund	0.30%	0.25%	N/A	0.40%		0.40%		N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	N/A	0.45%		0.45%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%		0.45%
Global Bond Fund (Unhedged)	0.25%	0.30%	0.30%	N/A		N/A		N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%		N/A		N/A
GNMA Fund	0.25%	0.25%	N/A	0.40%		0.40%		N/A
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%		0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%		N/A
Long-Term U.S. Government Fund	0.25%	0.25%	0.25%	0.40%		N/A		N/A
Low Duration Fund	0.25%	0.18%	0.18%	0.40%		0.25%		0.40%
Low Duration Fund II	0.25%	0.25%	0.25%	N/A		N/A		N/A
Low Duration Fund III	0.25%	0.25%	0.25%	N/A		N/A		N/A
Moderate Duration Fund	0.25%	0.20%	N/A	N/A		N/A		N/A
Money Market Fund	0.12%	0.20%	0.20%	0.35	%(1)	N/A		N/A
Municipal Bond Fund	0.25%	0.24%	0.24%	0.35%		0.35%		N/A
New York Municipal Bond Fund	0.25%	0.22%	N/A	0.35%		0.35%		N/A
Real Return Fund	0.25%	0.20%	0.20%	0.40%		0.40%		0.40%
Real Return Fund II	0.25%	0.20%	N/A	N/A		N/A		N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35	%(2)	0.35	%(2)	N/A
Short-Term Fund	0.25%	0.20%	0.20%	0.35	%(2)	0.25%		0.35	%(2)
StocksPLUS® Fund	0.40%	0.25%	0.25%	0.40%		0.40%		0.40%
Total Return Mortgage Fund	0.25%	0.25%	0.25%	0.40%		0.40%		N/A

(1)	PIMCO and the Distributor have contractually agreed for the Fund’s current fiscal year (March 31, 2006), to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) Fees for the Class B shares to 0.86% of average daily net assets.
(2)	Effective December 22, 2004, PIMCO has contractually agreed, until March 31, 2006, to waive 0.05% of the administrative fees for the Class A, B, C, D and R Shares of the Fund.

Redemption Fees. Shareholders of each Fund, except the Money Market Fund, will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative

174  PIMCO Funds Semi-Annual Report  |  09.30.05

Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration, Municipal Bond, Real Return and StocksPLUS® Funds	0.50%	0.25%
Money Market Fund	—	0.10%
Short Duration Municipal Income and Short-Term Funds	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

Effective December 22, 2004, AGID has contractually agreed for the past and current fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A, B, C and D
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $6,192,870 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets, Floating Income and Foreign Bond (Unhedged) Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Institutional Class	Class A	Class C	Class D
Developing Local Markets Fund	0.95%	1.35%	2.10%	1.35%
Floating Income Fund	0.55%	0.95%	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	0.95%	1.70%	0.95%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2005	09/30/2005
Developing Local Markets Fund	N/A	$0
Floating Income Fund	$22	0
Foreign Bond Fund (Unhedged)	20	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an

09.30.05  |  PIMCO Funds Semi-Annual Report  175

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$98,121	$95,744
California Municipal Bond Fund	0	0	10,171	8,438
Convertible Fund	0	0	14,936	26,204
Developing Local Markets Fund	2,449	0	87,496	1,103
Diversified Income Fund	351,417	275,602	377,692	260,504
Emerging Markets Bond Fund	212,048	228,829	3,462,477	2,818,597
European Convertible Fund	0	0	28,122	74,701
Floating Income Fund	151,211	71,422	371,377	190,194
Foreign Bond Fund (Unhedged)	1,572,738	1,093,939	2,109,275	1,743,813
Foreign Bond Fund (U.S. Dollar-Hedged)	5,170,011	4,250,306	2,739,352	2,325,163
Global Bond Fund (Unhedged)	2,757,357	1,695,548	1,202,656	1,397,387
Global Bond Fund (U.S. Dollar-Hedged)	360,076	292,939	137,722	131,429

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
GNMA Fund	$3,586,205	$3,659,498	$0	$1,043
High Yield Fund	1,342,204	1,256,907	3,554,622	2,826,940
Investment Grade Corporate Bond Fund	15,729	11,016	12,185	14,585
Long-Term U.S. Government Fund	5,098,712	3,795,345	344,631	37,198
Low Duration Fund	2,762,477	2,157,015	2,591,334	766,445
Low Duration Fund II	192,340	184,917	111,980	15,442
Low Duration Fund III	12,164	14,370	17,288	7,565
Moderate Duration Fund	2,524,604	2,143,551	122,734	121,796
Municipal Bond Fund	3,996	3,994	77,909	86,891
New York Municipal Bond Fund	0	0	12,089	6,733
Real Return Fund	30,593,924	28,633,128	440,940	421,122
Real Return Fund II	130,348	144,223	391	400
Short Duration Municipal Income Fund	0	0	146,084	216,908
Short-Term Fund	2,553,123	2,491,905	868,629	589,607
StocksPLUS® Fund	814,883	849,265	176,076	241,051
Total Return Mortgage Fund	3,281,317	3,264,400	86,476	18,715

5. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$6,108
High Yield Fund	3,810	0
Real Return Fund	0	213,402

176  PIMCO Funds Semi-Annual Report  |  09.30.05

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Convertible Fund		Diversified Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Notional Amount		Premium
Balance at 03/31/2005	88	$100	28	$32	72	$18	1,862		$0	$494
Sales	143	75	51	50	644	54	708		113,200	239
Closing Buys	(143)	(100)	(51)	(58)	(41)	(13)	(2,216)		0	(537)
Expirations	(88)	(75)	(28)	(24)	0	0	(354)		(113,200)	(196)
Exercised	0	0	0	0	(31)	(5)	0		0	0

Balance at 09/30/2005	0	$0	0	$0	644	$54	0		$0	$0

	Emerging Markets Bond Fund		Floating Income Fund			Foreign Bond Fund (Unhedged)
	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount In $	Notional Amount In BP		Premium
Balance at 03/31/2005	$0	$0	1,418	$0	$377	1,440	$23,500	BP	0	$318
Sales	508,600	687	1,362	204,800	442	1,987	5,000		4,500	751
Closing Buys	(254,300)	(280)	(2,099)	0	(460)	(556)	(11,364)		(4,500)	(414
Expirations	(254,300)	(407)	(681)	(204,800)	(359)	(2,270)	(12,000)		0	(545)
Exercised	0	0	0	0	0	(361)	(136)		0	0

Balance at 09/30/2005	$0	$0	0	$0	$0	240	$5,000	BP	0	$110

	Foreign Bond Fund (U.S. Dollar-Hedged)					Global Bond Fund (Unhedged)
	# of Contracts	Notional Amount In $	Notional Amount In BP		Premium	# of Contracts	Notional Amount In $	Notional Amount In BP		Premium
Balance at 03/31/2005	1,811	$85,700	BP	0	$2,673	1,917	$35,400	BP	0	$992
Sales	3,587	5,000		8,800	1,480	2,451	5,000		5,500	633
Closing Buys	(900)	(20,100)		(8,800)	(1,061)	(3,058)	(28,500)		(5,500)	(1,111)
Expirations	(3,890)	(52,700)		0	(2,468)	(1,270)	(3,000)		0	(330)
Exercised	(608)	0		0	(230)	0	0		0	0

Balance at 09/30/2005	0	$17,900	BP	0	$394	40	$8,900	BP	0	$184

	Global Bond Fund (U.S. Dollar-Hedged)					GNMA Fund			High Yield Fund
	# of Contracts	Notional Amount In $	Notional Amount In BP		Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	97	$6,200	BP	0	$289	920	$50,000	$989	6,482	$25,000	$1,730
Sales	364	0		1,100	131	0	0	0	25,755	113,600	7,240
Closing Buys	(181)	(5,200)		(1,100)	(305)	(854)	0	(256)	(9,357)	(12,500)	(3,215)
Expirations	(190)	0		0	(67)	0	0	0	(9,916)	(12,500)	(2,285)
Exercised	0	0		0	0	(66)	0	(10)	0	0	0

Balance at 09/30/2005	0	$1,000	BP	0	$48	0	$50,000	$723	12,964	$113,600	$3,470

	Investment Grade Corporate Bond Fund			Long-Term U.S. Government Fund			Low Duration Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	50	$1,000	$15	796	$56,400	$1,557	0	$0	$0
Sales	106	6,000	38	4,018	0	1,767	18,323	55,700	5,105
Closing Buys	(56)	(2,000)	(19)	(863)	0	(341)	(7,524)	0	(2,323)
Expirations	(54)	(5,000)	(19)	0	0	0	0	0	0
Exercised	0	0	0	(234)	0	(32)	0	0	0

Balance at 09/30/2005	46	$0	$15	3,717	$56,400	$2,951	10,799	$55,700	$2,782

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

	Low Duration Fund II		Low Duration Fund III			Moderate Duration Fund
	# of Contracts	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	292	$90	52	$0	$16	0	$0	$0
Sales	435	92	71	300	18	1,886	8,200	472
Closing Buys	0	0	(26)	0	(12)	(247)	0	(51)
Expirations	(292)	(90)	0	0	0	0	0	0
Exercised	0	0	(26)	0	(4)	0	0	0

Balance at 09/30/2005	435	$92	71	$300	$18	1,639	$8,200	$421

	Municipal Bond Fund		New York Municipal Bond Fund		Real Return Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	284	$323	27	$31	10,512	$400,000	$8,091
Sales	568	243	236	86	17,872	479,000	4,763
Closing Buys	(852)	(566)	(231)	(102)	(23,870)	(879,000)	(11,434)
Expirations	0	0	0	0	0	0	0
Exercised	0	0	0	0	(769)	0	(170)

Balance at 09/30/2005	0	$0	32	$15	3,745	$0	$1,250

	Real Return Fund II		Short Duration Municipal Income Fund		Short-Term Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	44	$10	218	$248	378	$18,500	$169
Sales	68	13	1,989	717	0	1,692,800	2,507
Closing Buys	(90)	(18)	(2,004)	(871)	0	0	0
Expirations	0	0	0	0	0	(1,692,800)	(2,507)
Exercised	(2)	(1)	0	0	0	0	0

Balance at 09/30/2005	20	$4	203	$94	378	$18,500	$169

	StocksPLUS® Fund				Total Return Mortgage Fund
	# of Contracts	Notional Amount In BP		Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	1,213	BP	0	$511	768	$20,000	$479
Sales	6,846		4,700	1,472	0	11,400	161
Closing Buys	(434)		0	(121)	(699)	0	(180)
Expirations	(4,948)		0	(1,092)	0	0	0
Exercised	(1,837)		0	(551)	(69)	0	(10)

Balance at 09/30/2005	840	BP	4,700	$219	0	$31,400	$450

178  PIMCO Funds Semi-Annual Report  |  09.30.05

7. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
California Intermediate Municipal Bond Fund	$3,674	$(244)	$3,430
California Municipal Bond Fund	587	(25)	562
Convertible Fund	4,374	(1,738)	2,636
Developing Local Markets Fund	87	(69)	18
Diversified Income Fund	47,880	(9,770)	38,110
Emerging Markets Bond Fund	170,057	(2,150)	167,907
European Convertible Fund	5,338	(1,953)	3,385
Floating Income Fund	12,622	(3,329)	9,293
Foreign Bond Fund (Unhedged)	3,874	(26,873)	(22,999)
Foreign Bond Fund (U.S. Dollar-Hedged)	105,760	(41,377)	64,383
Global Bond Fund (Unhedged)	25,157	(24,504)	653
Global Bond Fund (U.S. Dollar-Hedged)	4,740	(3,447)	1,293
GNMA Fund	157	(3,304)	(3,147)
High Yield Fund	265,353	(99,730)	165,623
Investment Grade Corporate Bond Fund	404	(473)	(69)
Long-Term U.S. Government Fund	6,943	(19,147)	(12,204)
Low Duration Fund	15,554	(77,505)	(61,951)
Low Duration Fund II	803	(1,763)	(960)
Low Duration Fund III	98	(302)	(204)
Moderate Duration Fund	8,858	(13,091)	(4,233)
Money Market Fund	0	0	0
Municipal Bond Fund	15,209	(2,010)	13,199
New York Municipal Bond Fund	519	(120)	399
Real Return Fund	395,482	(56,976)	338,506
Real Return Fund II	1,176	(110)	1,066
Short Duration Municipal Income Fund	2,261	(3,272)	(1,011)
Short-Term Fund	6,334	(6,946)	(612)
StocksPLUS® Fund	3,775	(2,594)	1,181
Total Return Mortgage Fund	448	(5,451)	(5,003)

8. Subsequent Events

Effective October 1, 2005, the following Funds have new advisory and/or administrative fee rates:

Advisory Fees:

Fund Name	Classes	Current		New
California Intermediate Municipal Bond Fund	All	0.25%		0.225%
California Municipal Bond Fund	All	0.25%		0.225%
Long-Term U.S. Government Fund	All	0.25%		0.225%
Municipal Bond Fund	All	0.25%		0.225%
New York Municipal Bond Fund	All	0.25%		0.225%
StocksPLUS® Fund	All	0.40%		0.35%

Administrative Fees:

Fund Name	Classes	Current		New
Developing Local Markets Fund	Institutional A, C and D	0.50 0.65	% %	0.40 0.55	% %
Low Duration Fund	A, B, C and R	0.40%		0.35%

09.30.05  |  PIMCO Funds Semi-Annual Report  179

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

9. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				Convertible Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	1,372	$13,683	2,149	$21,602	6	$59	112	$1,137	68	$808	4,849	$58,291
Administrative Class	0	0	0	0	0	0	0	0	0	0	30	368
Other Classes	546	5,429	1,490	14,988	204	2,114	128	1,312	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	144	1,436	275	2,760	21	223	43	446	63	764	94	1,149
Administrative Class	3	33	8	79	0	0	0	0	0	0	0	0
Other Classes	53	529	118	1,183	4	48	9	92	0	0	0	0
Cost of shares redeemed
Institutional Class	(1,079)	(10,749)	(1,882)	(18,870)	(7)	(71)	(119)	(1,236)	(788)	(9,279)	(1,145)	(13,597)
Administrative Class	(8)	(78)	(38)	(386)	0	0	0	0	0	0	(106)	(1,275)
Other Classes	(879)	(8,756)	(1,789)	(17,957)	(24)	(246)	(174)	(1,772)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	152	$1,527	331	$3,399	204	$2,127	(1)	$(21)	(657)	$(7,707)	3,722	$44,936

	Floating Income Fund				Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2005		Period from 07/30/2004 to 03/31/2005		Six Months Ended 09/30/2005		Period from 04/30/2004 to 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	52,048	$532,603	71,945	$735,475	35,325	$374,648	95,791	$1,040,495	52,647	$563,417	52,659	$554,751
Administrative Class	0	0	0	0	0	0	0	0	2,436	26,049	4,102	43,080
Other Classes	12,092	124,089	29,701	302,320	13,053	138,755	34,272	373,661	18,021	193,112	28,342	297,741
Issued as reinvestment of distributions
Institutional Class	2,036	20,946	565	5,780	1,317	13,852	993	10,925	1,867	20,053	4,857	51,029
Administrative Class	0	0	0	0	0	0	0	0	49	525	203	2,135
Other Classes	361	3,711	167	1,713	327	3,439	206	2,277	674	7,245	2,430	25,527
Cost of shares redeemed
Institutional Class	(22,568)	(232,434)	(1,364)	(13,866)	(38,380)	(402,525)	(5,116)	(55,594)	(23,178)	(248,684)	(35,520)	(372,991)
Administrative Class	0	0	0	0	0	0	0	0	(3,468)	(36,995)	(2,576)	(26,965)
Other Classes	(8,676)	(88,804)	(5,157)	(52,691)	(6,873)	(72,627)	(2,004)	(21,981)	(11,965)	(128,221)	(23,892)	(251,097)

Net increase (decrease) resulting from Fund share transactions	35,293	$360,111	95,857	$978,731	4,769	$55,542	124,142	$1,349,783	37,083	$396,501	30,605	$323,210

180  PIMCO Funds Semi-Annual Report  |  09.30.05

	Developing Local Markets Fund		Diversified Income Fund				Emerging Markets Bond Fund				European Convertible Bond Fund
	Period from 05/31/2005 to 09/30/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	28,006	$280,655	27,021	$298,967	37,815	$408,931	55,433	$607,704	119,722	$1,263,069	205	$2,469	7,882	$97,809
Administrative Class	0	0	26	288	336	3,697	393	4,325	1,704	17,534	0	0	0	0
Other Classes	2,208	22,546	6,027	66,564	8,710	94,343	16,636	184,463	30,129	320,724	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	197	1,994	2,058	22,890	3,063	33,131	4,325	48,249	8,365	89,168	170	2,046	581	7,442
Administrative Class	0	0	9	95	6	69	42	468	123	1,309	0	0	0	0
Other Classes	5	44	239	2,650	296	3,193	1,229	13,713	3,543	37,654	0	0	0	0
Cost of shares redeemed
Institutional Class	(332)	(3,331)	(4,958)	(54,874)	(20,727)	(223,722)	(11,896)	(132,542)	(65,209)	(684,488)	(4,169)	(51,399)	(7,713)	(95,662)
Administrative Class	0	0	(12)	(131)	(10)	(116)	(288)	(3,181)	(1,042)	(10,820)	0	0	0	0
Other Classes	(11)	(109)	(1,512)	(16,757)	(3,331)	(35,077)	(9,006)	(98,972)	(32,919)	(338,908)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	30,073	$301,799	28,898	$319,692	26,158	$284,449	56,868	$624,227	64,416	$695,242	(3,794)	$(46,884)	750	$9,589

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	22,013	$222,792	56,181	$580,244	3,649	$36,936	2,213	$22,133	2,685	$29,780	36,109	$400,500	107,316	$1,048,024	171,180	$1,658,543
Administrative Class	34,928	351,731	2,639	27,326	0	0	0	0	0	0	0	0	14,844	145,112	39,688	384,413
Other Classes	0	0	0	0	947	9,604	2,216	22,107	999	11,081	3,640	40,183	38,354	376,148	82,922	803,011
Issued as reinvestment of distributions
Institutional Class	1,517	15,153	6,742	69,645	185	1,885	536	5,347	499	5,536	978	10,828	10,264	100,629	17,186	166,858
Administrative Class	373	3,698	416	4,295	0	0	0	1	0	0	0	0	2,400	23,523	4,641	45,068
Other Classes	0	0	0	0	39	386	190	1,889	179	1,981	340	3,756	5,969	58,473	13,542	131,308
Cost of shares redeemed
Institutional Class	(28,592)	(285,166)	(26,180)	(269,603)	(1,209)	(12,243)	(1,570)	(15,676)	(28,829)	(319,164)	(17,309)	(190,012)	(48,158)	(468,974)	(199,727)	(1,940,247)
Administrative Class	(1,160)	(11,608)	(1,463)	(15,034)	0	0	0	0	0	0	0	0	(14,042)	(137,467)	(44,198)	(429,522)
Other Classes	0	0	0	0	(838)	(8,493)	(3,068)	(30,650)	(2,328)	(25,792)	(6,506)	(71,790)	(59,276)	(578,101)	(169,989)	(1,645,866)

Net increase (decrease) resulting from Fund share transactions	29,079	$296,600	38,335	$396,873	2,773	$28,075	517	$5,151	(26,795)	$(296,578)	17,252	$193,465	57,671	$567,367	(84,755)	$(826,434)

09.30.05  |  PIMCO Funds Semi-Annual Report  181

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

9. Shares of Beneficial Interest (Cont.)

	Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund				Low Duration Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	476	$4,990	2,011	$21,372	124,782	$1,392,502	39,678	$431,954	204,542	$2,071,340	414,799	$4,237,305
Administrative Class	14	149	162	1,713	3,313	37,177	4,595	50,585	5,018	50,828	14,728	150,418
Other Classes	752	7,910	444	4,730	4,085	45,721	6,776	74,101	42,782	433,440	154,604	1,578,661
Issued as reinvestment of distributions
Institutional Class	51	538	147	1,554	1,358	15,231	2,301	25,056	14,064	142,414	23,596	240,916
Administrative Class	2	19	8	90	177	1,985	747	8,131	525	5,319	1,031	10,522
Other Classes	9	93	5	55	224	2,515	978	10,643	3,994	40,442	7,222	73,737
Cost of shares redeemed
Institutional Class	(669)	(7,022)	(2,022)	(21,364)	(16,113)	(180,207)	(12,059)	(131,378)	(187,925)	(1,903,984)	(466,724)	(4,765,751)
Administrative Class	(17)	(183)	(154)	(1,616)	(2,136)	(23,722)	(8,718)	(94,880)	(12,925)	(130,978)	(19,471)	(198,944)
Other Classes	(37)	(386)	(49)	(522)	(3,651)	(40,849)	(10,627)	(115,403)	(91,028)	(922,022)	(208,482)	(2,128,438)

Net increase (decrease) resulting from Fund share transactions	581	$6,108	552	$6,012	112,039	$1,250,353	23,671	$258,809	(20,953)	$(213,201)	(78,697)	$(801,574)

	Municipal Bond Fund				New York Municipal Bond Fund				Real Return Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	1,477	$15,103	3,889	$39,528	163	$1,777	208	$2,249	107,387	$1,227,940	219,145	$2,505,094
Administrative Class	8	81	316	3,210	0	0	0	0	22,731	261,148	36,362	415,089
Other Classes	2,268	23,178	3,954	40,172	429	4,662	534	5,760	126,442	1,452,468	280,317	3,208,565
Issued as reinvestment of distributions
Institutional Class	220	2,248	381	3,866	5	56	4	38	10,074	116,187	20,008	228,590
Administrative Class	2	23	62	624	0	0	0	0	2,430	28,029	5,111	58,375
Other Classes	173	1,773	381	3,872	19	213	35	373	12,303	141,969	27,782	317,288
Cost of shares redeemed
Institutional Class	(2,374)	(24,259)	(3,568)	(36,116)	(37)	(407)	(125)	(1,329)	(70,573)	(812,262)	(102,639)	(1,167,311)
Administrative Class	(151)	(1,543)	(2,463)	(25,057)	0	0	0	0	(7,830)	(89,916)	(24,291)	(276,770)
Other Classes	(2,106)	(21,539)	(6,313)	(64,042)	(148)	(1,607)	(541)	(5,789)	(107,348)	(1,230,374)	(160,878)	(1,836,533)

Net increase (decrease) resulting from Fund share transactions	(483)	$(4,935)	(3,361)	$(33,943)	431	$4,694	115	$1,302	95,616	$1,095,189	300,917	$3,452,387

182  PIMCO Funds Semi-Annual Report  |  09.30.05

	Low Duration Fund II				Low Duration Fund III				Moderate Duration Fund				Money Market Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	10,583	$103,125	9,063	$88,942	2,463	$24,560	3,631	$36,514	24,207	$248,944	78,108	$809,160	60,355	$60,355	195,477	$195,477
Administrative Class	158	1,542	2	28	1	10	1	3	0	0	0	0	25,879	25,878	154,973	154,973
Other Classes	0	0	0	0	0	0	0	0	0	0	0	0	140,168	140,168	445,665	445,665
Issued as reinvestment of distributions
Institutional Class	960	9,344	1,271	12,451	155	1,540	279	2,800	3,972	40,827	7,160	74,102	1,880	1,880	1,931	1,931
Administrative Class	3	27	2	21	0	0	0	0	0	0	0	0	182	182	363	363
Other Classes	0	0	0	0	0	0	0	0	0	0	0	0	2,686	2,686	2,067	2,067
Cost of shares redeemed
Institutional Class	(8,562)	(83,231)	(24,238)	(237,829)	(4,249)	(42,316)	(2,495)	(25,039)	(20,200)	(207,432)	(47,236)	(489,324)	(116,483)	(116,483)	(179,488)	(179,488)
Administrative Class	(10)	(99)	(35)	(348)	0	(1)	0	0	0	0	0	0	(34,555)	(34,555)	(127,828)	(127,828)
Other Classes	0	0	0	0	0	0	0	0	0	0	0	0	(152,678)	(152,678)	(417,646)	(417,646)

Net increase (decrease) resulting from Fund share transactions	3,132	$30,708	(13,935)	$(136,735)	(1,630)	$(16,207)	1,416	$14,278	7,979	$82,339	38,032	$393,938	(72,566)	$(72,567)	75,514	$75,514

	Real Return Fund II				Short Duration Municipal Income Fund				Short-Term Fund				StockPLUS® Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	79	$888	305	$3,408	2,389	$23,634	12,602	$127,011	180,430	$1,808,228	307,320	$3,086,303	17,749	$174,983	62,437	$599,425
Administrative Class	0	0	0	0	0	0	26	260	29,015	290,823	46,317	464,775	7,453	72,277	10,421	97,021
Other Classes	0	0	0	0	2,423	23,968	18,470	186,240	9,206	92,246	46,403	465,937	4,470	42,787	9,792	92,421
Issued as reinvestment of distributions
Institutional Class	109	1,240	264	2,958	166	1,640	285	2,864	3,462	34,689	4,991	50,090	816	8,035	5,207	50,375
Administrative Class	0	0	0	0	0	0	0	5	1,163	11,658	969	9,720	134	1,288	1,688	15,793
Other Classes	0	0	0	0	229	2,257	524	5,267	881	8,836	1,468	14,729	300	2,868	1,719	16,127
Cost of shares redeemed
Institutional Class	(2,037)	(23,274)	(978)	(11,015)	(3,770)	(37,260)	(11,862)	(119,423)	(199,853)	(2,002,542)	(307,554)	(3,087,768)	(38,565)	(373,918)	(54,726)	(535,929)
Administrative Class	0	0	0	0	0	0	(50)	(498)	(17,223)	(172,596)	(8,942)	(89,768)	(9,765)	(94,251)	(50,081)	(480,781)
Other Classes	0	0	0	0	(8,683)	(85,915)	(27,167)	(273,484)	(28,485)	(285,470)	(90,671)	(910,432)	(9,678)	(91,772)	(15,430)	(144,232)

Net increase (decrease) resulting from Fund share transactions	(1,849)	$(21,146)	(409)	$(4,649)	(7,246)	$(71,676)	(7,172)	$(71,758)	(21,404)	$(214,128)	301	$3,586	(27,086)	$(257,703)	(28,973)	$(289,780)

09.30.05  |  PIMCO Funds Semi-Annual Report  183

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

9. Shares of Beneficial Interest (Cont.)

	Total Return Mortgage Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	2,275	$24,413	41,515	$446,025
Administrative Class	30	312	88	958
Other Classes	2,832	30,329	5,412	58,264
Issued as reinvestment of distributions
Institutional Class	749	8,031	411	4,394
Administrative Class	17	186	53	571
Other Classes	225	2,405	608	6,539
Cost of shares redeemed
Institutional Class	(10,662)	(114,218)	(4,675)	(50,012)
Administrative Class	(240)	(2,573)	(466)	(5,009)
Other Classes	(2,489)	(26,656)	(6,624)	(71,029)

Net increase (decrease) resulting from Fund share transactions	(7,263)	$(77,771)	36,322	$390,701

10. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in

184  PIMCO Funds Semi-Annual Report  |  09.30.05

separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

09.30.05  |  PIMCO Funds Semi-Annual Report  185

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

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3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

09.30.05  |  PIMCO Funds Semi-Annual Report  187

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

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Investment Adviser and Administrator	Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian	State Street Bank & Trust Company
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest
330 W. 9th Street
Kansas City, MO 64105

Legal Counsel	Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20521-01

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds

Semi-Annual Report

SEPTEMBER 30, 2005

Bond Funds Share Classes A B C

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

PIMCO Money Market Fund

GOVERNMENT/MORTGAGE

PIMCO Long-Term U.S. Government Fund

PIMCO GNMA Fund

PIMCO Total Return Mortgage Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Emerging Markets Bond Fund

PIMCO Developing Local Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Semi-Annual Report  |  09.30.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this semi-annual report for the PIMCO Funds. At the end of the fiscal half-year on September 30, 2005, PIMCO Funds net assets stood at approximately $194 billion. During the six-month reporting period, PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

PIMCO Funds continues to develop investment alternatives to traditional stock and bond products, including the PIMCO Developing Local Markets Fund which commenced operations on May 31, 2005. The Fund utilizes PIMCO’s emerging markets expertise while investing primarily in local currency-denominated emerging market instruments on an unhedged basis.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): Short-Term (1/97), Money Market (1/97), Low Duration (1/97), Long Term U.S. Government (1/97), High Yield (1/97), Foreign Bond (U.S. Dollar-Hedged) (1/97), Total Return Mortgage (8/00), GNMA (A shares 11/00 and B&C shares 5/01), Foreign Bond (Unhedged) (7/04), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the beginning of the seventh year, depending on the fund. Class C Shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Diversified Income Fund has changed its secondary benchmark from the 33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Index (the “Unconstrained Index”), 33% JPMorgan Emerging Markets Bond Index Global to the 33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch US High Yield, BB-B Rated, Constrained Index (the “Constrained Index”), 33% JPMorgan Emerging Markets Bond Index Global. This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.

The High Yield Fund has changed its primary benchmark from the Merrill Lynch US High Yield, BB-B Rated, Index (the “Unconstrained Index”) to the Merrill Lynch US High Yield, BB-B Rated, Constrained Index (the “Constrained Index”). This change was made for the reason above.

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Important Information (cont.)

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which for most funds is from 04/01/05 to 09/30/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

PIMCO Funds Semi-Annual Report  |  09.30.05  5

AN INTERNATIONAL BOND FUN D PIMCO Developing Local Markets Fund	Ticker Symbols: Class A: PLMAX Class C: PLMCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, primarily in a portfolio of currencies or fixed-income instruments denominated in currencies of non-U.S. countries, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years.

•	Since inception on May 31, 2005, through September 30, 2005, the Fund’s Class A Shares returned 2.50%, underperforming its benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), which returned 2.59% over the same period.

•	An overweight position in Brazil contributed to relative returns, as strong economic fundamentals contributed to appreciation of the currency and high local rates provided attractive carry*.

•	An overweight to Chile also contributed to relative performance, as a solid and sustainable economic upswing supported a strong currency and increased the likelihood of higher interest rates.

•	An underweight to Turkey detracted from relative returns, as the currency appreciated and local securities provided high levels of yield.

•	An overweight to South Korea hurt returns, as positive carry* was not high enough to offset the weakness in the currency.

•	An overweight to Peru was negative for performance; recent hikes from the U.S. Federal Reserve decreased interest rate differentials, as well-contained inflation in Peru keeps rates relatively low. Low carry* versus offshore assets sparked selling from locals causing the currency to drop.

*	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

Cumulative Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	—	—	—	—	2.50%
PIMCO Developing Local Markets Fund Class A (adjusted)	—	—	—	—	–1.34%
PIMCO Developing Local Markets Fund Class C (adjusted)	—	—	—	—	2.24%
JPMorgan ELMI+ Index (Unhedged)	—	—	—	—	2.59%
Lipper International Income Fund Average	—	—	—	—	–0.42%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (05/31/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,025.00	$1,022.40	$1,012.30	$1,009.77
Expenses Paid During Period	$4.61	$7.16	$4.58	$7.11

For each class of the Fund, expenses are equal to the expense ratio for the class (1.35% for Class A, and 2.10% for Class C), multiplied by the average account value over the period, multiplied by 123/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.55%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.27 and $6.82 for A and C Class Shares, respectively, based upon the Fund’s actual performance, and $4.24 and $6.77 for A and C Class Shares, respectively, based upon a hypothetical 5% return.

Sector Breakdown*

Short-Term Instruments	71.6%
Asset-Backed Securities	14.4%
Corporate Bonds & Notes	9.1%
Sovereign Issues	2.5%
Other	2.4%

*	% of total investments as of September 30, 2005

6  PIMCO Funds Semi-Annual Report  |  09.30.05

A CREDIT STRATEGY FUND PIMCO Diversified Income Fund	Ticker Symbols: Class A: PDVAX Class B: PDVBX Class C: PDICX

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class A Shares returned 5.69% over the six-month period ended September 30, 2005, outperforming the 3.67% return of the Lehman Brothers Global Credit Hedged USD Index and modestly underperforming the 5.73% return of its custom benchmark**.

•	Asset allocation among the three credit sectors, emerging market sovereign debt, global high yield credit and global investment grade credit, was an important driver of relative outperformance during the six-month period. Overweighting emerging markets, the top performing sector, was positive.

•	An overweight to Russia was positive; one of the strongest performers in the six-month period. Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of a rating upgrade to BBB from BBB- by Fitch.

•	An overweight to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An underweight to Argentina was negative; the top performer in the third quarter, Argentina was supported by stronger than expected economic data and a favoring of higher yielding credits by investors.

•	An overweight to Ukraine hurt relative performance. Despite Fitch’s confirmation of its positive rating outlook, the bonds lagged the overall market due to the political concerns suffered in the third quarter.

•	Underweights to basic industrials and consumer cyclicals were positive, as those sectors under-performed most of the credit sectors.

•	An underweight to the banking sector hurt performance, as the sector outperformed the broader global corporate credit market during the six-month period.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/03)
PIMCO Diversified Income Fund Class A	5.69%	8.64%	—	—	10.66%
PIMCO Diversified Income Fund Class A (adjusted)	1.73%	4.57%	—	—	8.73%
PIMCO Diversified Income Fund Class B	5.30%	7.84%	—	—	9.86%
PIMCO Diversified Income Fund Class B (adjusted)	1.80%	4.34%	—	—	9.03%
PIMCO Diversified Income Fund Class C (adjusted)	4.30%	6.84%	—	—	9.85%
Lehman Brothers Global Credit Hedged USD Index	3.67%	5.68%	—	—	–6.48%
33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, 33% JPMorgan Emerging Markets Bond Index Global**	5.73%	8.46%	—	—	10.06%
Lipper Multi-Sector Income Fund Average	2.97%	6.33%	—	—	8.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,056.90	$1,053.00	$1,053.00	$1,019.30	$1,015.54	$1,015.54
Expenses Paid During Period	$5.93	$9.78	$9.78	$5.82	$9.60	$9.60

For each class of the Fund, expenses are equal to the expense ratio for the class (1.15% for Class A, 1.90% for Class B, 1.90% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Diversified Income A	PIMCO Diversified Income B	PIMCO Diversified Income C	Lehman Brothers Global Credit Hedged USD	33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global
07/31/2003	9,625	10,000	10,000	10,000	10,000
08/31/2003	9,824	10,203	10,202	10,050	10,129
09/30/2003	10,105	10,490	10,489	10,297	10,412
10/31/2003	10,176	10,557	10,556	10,236	10,455
11/30/2003	10,300	10,679	10,678	10,279	10,547
12/31/2003	10,539	10,920	10,919	10,419	10,758
01/31/2004	10,614	10,991	10,988	10,498	10,848
02/29/2004	10,603	10,973	10,971	10,593	10,910
03/31/2004	10,747	11,115	11,112	10,680	11,061
04/30/2004	10,371	10,719	10,716	10,475	10,762
05/31/2004	10,276	10,614	10,611	10,399	10,633
06/30/2004	10,408	10,743	10,740	10,450	10,741
07/31/2004	10,574	10,907	10,903	10,559	10,933
08/31/2004	10,892	11,228	11,225	10,766	11,218
09/30/2004	11,036	11,369	11,365	10,842	11,350
10/31/2004	11,200	11,531	11,528	10,949	11,506
11/30/2004	11,273	11,599	11,596	10,975	11,562
12/31/2004	11,480	11,803	11,800	11,085	11,738
01/31/2005	11,530	11,848	11,845	11,156	11,798
02/28/2005	11,590	11,903	11,899	11,152	11,864
03/31/2005	11,344	11,643	11,640	11,053	11,643
04/30/2005	11,403	11,696	11,692	11,156	11,730
05/31/2005	11,639	11,931	11,927	11,298	11,956
06/30/2005	11,800	12,089	12,085	11,427	12,131
07/31/2005	11,818	12,099	12,094	11,400	12,146
08/31/2005	11,972	12,250	12,245	11,525	12,294
09/30/2005	11,990	11,988	12,257	11,458	12,311

Sector Breakdown*

Corporate Bonds & Notes	35.3%
Sovereign Issues	32.0%
Short-Term Instruments	15.3%
Foreign Currency-Denominated Issues	7.2%
U.S. Treasury Obligations	6.7%
Other	3.5%

*	% of total investments as of September 30, 2005
**	This benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Constrained Index (the “Constrained Index”), and the JPM EMBI Global. It is not possible to invest directly in the index.

PIMCO Funds Semi-Annual Report  |  09.30.05  7

AN INTERNATIONAL BOND FUND PIMCO Emerging Markets Bond Fund	Ticker Symbols: Class A: PAEMX Class B: PBEMX Class C: PEBCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed- income instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Class A Shares returned 10.97% for the six-month period ended September 30, 2005, outperforming its index, the JPMorgan Emerging Markets Bond Index Global which returned 10.10%.

•	An overweight to Russia was positive for relative performance; as one of the strongest performers in the six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of a rating upgrade to BBB from BBB- by Fitch.

•	An overweight to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An underweight position in the Philippines slightly helped performance, especially in the second quarter, when spreads spiked on political noise.

•	An underweight to Turkey added to relative returns. Turkey underperformed, as the situation regarding Turkey’s entry negotiations with the European Union still remains fluid.

•	An overweight to Ukraine hurt relative performance. Despite Fitch’s confirmation of its positive rating outlook, the bonds lagged the overall market due to political concerns in the third quarter.

•	An underweight to Argentina hurt returns; the top performer in the third quarter, Argentina was supported by stronger than expected economic data and a favoring of higher yielding credits by investors.

•	Despite U.S. dollar strength over the past six-month period, modest emerging markets currency exposure was positive, as attractive carry* offset currency depreciation.

•	Below-benchmark duration was neutral, as yields fell in the second quarter but increased in the third quarter.

*	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	10.97%	15.47%	18.78%	—	13.62%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	6.81%	11.14%	17.88%	—	13.09%
PIMCO Emerging Markets Bond Fund Class B	10.55%	14.62%	17.90%	—	13.09%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	7.05%	11.12%	17.85%	—	13.09%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	9.55%	13.61%	17.90%	—	12.79%
JPMorgan Emerging Markets Bond Index Global	10.10%	14.00%	12.26%	—	9.81%
Lipper Emerging Markets Debt Fund Average	11.36%	16.86%	15.56%	—	10.12%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,109.70	$1,105.50	$1,105.50	$1,018.80	$1,015.04	$1,015.04
Expenses Paid During Period	$6.61	$10.56	$10.56	$6.33	$10.10	$10.10

For each class of the Fund, expenses are equal to the expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Emerging Markets Bond A	PIMCO Emerging Markets Bond B	PIMCO Emerging Markets Bond C	JPMorgan Emerging Markets Global Index
07/31/1997	9,625	10,000	10,000	10,000
08/31/1997	9,509	9,870	9,872	9,952
09/30/1997	9,769	10,134	10,135	10,228
10/31/1997	8,654	8,970	8,971	9,144
11/30/1997	9,109	9,436	9,437	9,532
12/31/1997	9,339	9,668	9,669	9,765
01/31/1998	9,350	9,673	9,674	9,812
02/28/1998	9,613	9,940	9,941	10,071
03/31/1998	9,899	10,228	10,229	10,300
04/30/1998	9,921	10,245	10,245	10,324
05/31/1998	9,599	9,905	9,905	10,012
06/30/1998	9,281	9,571	9,571	9,758
07/31/1998	9,420	9,706	9,706	9,815
08/31/1998	6,794	6,994	6,994	7,132
09/30/1998	7,320	7,531	7,532	7,748
10/31/1998	7,701	7,916	7,919	8,243
11/30/1998	8,314	8,542	8,544	8,808
12/31/1998	8,211	8,430	8,432	8,637
01/31/1999	7,924	8,130	8,133	8,441
02/28/1999	8,079	8,285	8,288	8,524
03/31/1999	8,624	8,838	8,840	9,089
04/30/1999	9,339	9,565	9,569	9,648
05/31/1999	8,752	8,959	8,961	9,150
06/30/1999	9,014	9,221	9,224	9,501
07/31/1999	8,953	9,153	9,155	9,343
08/31/1999	8,936	9,129	9,133	9,349
09/30/1999	9,333	9,529	9,533	9,643
10/31/1999	9,632	9,828	9,832	9,984
11/30/1999	9,891	10,087	10,090	10,252
12/31/1999	10,354	10,552	10,556	10,726
01/31/2000	10,123	10,310	10,314	10,561
02/29/2000	10,719	10,911	10,915	11,128
03/31/2000	10,985	11,175	11,184	11,431
04/30/2000	10,774	10,947	10,970	11,220
05/31/2000	10,562	10,724	10,746	10,961
06/30/2000	11,055	11,218	11,242	11,471
07/31/2000	11,320	11,481	11,505	11,799
08/31/2000	11,712	11,872	11,897	12,175
09/30/2000	11,555	11,705	11,729	12,044
10/31/2000	11,359	11,499	11,523	11,800
11/30/2000	11,414	11,548	11,572	11,752
12/31/2000	11,815	11,945	11,971	12,271
01/31/2001	12,313	12,441	12,467	12,863
02/28/2001	12,254	12,378	12,405	12,692
03/31/2001	12,355	12,468	12,497	12,550
04/30/2001	12,425	12,532	12,560	12,489
05/31/2001	12,701	12,802	12,832	12,790
06/30/2001	13,083	13,180	13,209	12,985
07/31/2001	13,179	13,268	13,298	12,313
08/31/2001	13,851	13,936	13,966	12,864
09/30/2001	13,345	13,420	13,450	12,443
10/31/2001	13,902	13,972	14,002	12,450
11/30/2001	14,642	14,705	14,738	12,291
12/31/2001	15,076	15,133	15,165	12,438
01/31/2002	15,444	15,493	15,526	12,668
02/28/2002	16,142	16,186	16,220	13,143
03/31/2002	16,167	16,200	16,234	13,157
04/30/2002	16,377	16,401	16,436	13,287
05/31/2002	16,177	16,190	16,224	13,218
06/30/2002	15,038	15,042	15,074	12,551
07/31/2002	14,002	13,995	14,024	11,983
08/31/2002	15,139	15,120	15,152	12,860
09/30/2002	14,491	14,465	14,496	12,504
10/31/2002	15,705	15,668	15,700	13,274
11/30/2002	16,282	16,233	16,267	13,651
12/31/2002	16,941	16,879	16,915	14,070
01/31/2003	17,331	17,256	17,292	14,302
02/28/2003	18,045	17,956	17,994	14,759
03/31/2003	18,696	18,594	18,633	14,998
04/30/2003	19,910	19,787	19,829	15,852
05/31/2003	20,716	20,575	20,618	16,509
06/30/2003	20,631	20,478	20,521	16,508
07/31/2003	19,808	19,649	19,690	15,924
08/31/2003	20,420	20,242	20,285	16,311
09/30/2003	21,167	20,971	21,015	16,883
10/31/2003	21,347	21,135	21,179	16,966
11/30/2003	21,731	21,502	21,547	17,174
12/31/2003	22,368	22,117	22,164	17,679
01/31/2004	22,614	22,347	22,394	17,769
02/29/2004	22,512	22,233	22,280	17,832
03/31/2004	23,068	22,767	22,815	18,276
04/30/2004	21,410	21,114	21,158	17,284
05/31/2004	21,228	20,922	20,966	17,027
06/30/2004	21,612	21,288	21,333	17,277
07/31/2004	22,180	21,833	21,879	17,791
08/31/2004	23,285	22,920	22,955	18,525
09/30/2004	23,667	23,296	23,316	18,834
10/31/2004	24,053	23,676	23,682	19,136
11/30/2004	24,286	23,906	23,897	19,270
12/31/2004	25,010	24,618	24,593	19,753
01/31/2005	25,187	24,793	24,753	19,876
02/28/2005	25,361	24,964	24,908	20,009
03/31/2005	24,628	24,242	24,174	19,499
04/30/2005	25,103	24,710	24,623	19,807
05/31/2005	25,882	25,476	25,372	20,400
06/30/2005	26,316	25,904	25,783	20,762
07/31/2005	26,261	25,850	25,713	20,711
08/31/2005	26,849	26,429	26,271	21,113
09/30/2005	27,330	26,902	26,723	21,469

Country Allocation*

Brazil	26.6%
Short-Term Instruments	20.1%
Russia	14.5%
Mexico	12.2%
Other	26.6%

*	% of total investments as of September 30, 2005

8  PIMCO Funds Semi-Annual Report  |  09.30.05

A SHORT-DURATION BOND FUND PIMCO Floating Income Fund	Ticker Symbols: Class A: PFIAX Class C: PFNCX

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund’s Class A Shares returned 3.97% for the six-month period ended September 30, 2005, outperforming the benchmark 3-Month LIBOR Rate, which returned 1.67% for the same period.

•	The Fund benefited from exposure to a diversified portfolio of global credit securities including investment grade and high yield credits, and emerging market sovereign bonds.

•	The Fund’s exposure to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An emphasis on Russia was positive; as one of the strongest performers in the six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of a rating upgrade to BBB from BBB-by Fitch.

•	Allocations to broader corporate sectors were positive. The Fund’s exposure to banking, energy, and telecommunications boosted returns as these sectors gained over the six-month period.

•	Above-benchmark duration was neutral, as interest rates fell in the second quarter then rose in the third quarter.

•	A modest allocation in Japanese Yen detracted from performance, as the U.S. dollar generally strengthened against major currencies over the period.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (07/30/04)
PIMCO Floating Income Fund Class A	3.97%	6.67%	—	—	6.52%
PIMCO Floating Income Fund Class A (adjusted)	1.67%	4.28%	—	—	4.47%
PIMCO Floating Income Fund Class C (adjusted)	2.81%	5.34%	—	—	6.22%
3-Month LIBOR Rate	1.67%	2.83%	—	—	2.65%
Lipper Loan Participation Fund Average	2.19%	4.46%	—	—	4.26%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A Shares and 1% CDSC on C Shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. †The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,039.70	$1,038.10	$1,020.31	$1,018.80
Expenses Paid During Period	$4.86	$6.39	$4.81	$6.33

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.25% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Floating Income Fund A	PIMCO Floating Income Fund C	3 Month LIBOR Index
07/31/2004	9,775	10,000	10,000
08/31/2004	9,832	10,056	10,013
09/30/2004	9,867	10,091	10,026
10/31/2004	9,915	10,138	10,043
11/30/2004	10,007	10,228	10,059
12/31/2004	10,134	10,355	10,076
01/31/2005	10,139	10,358	10,098
02/28/2005	10,204	10,421	10,119
03/31/2005	10,124	10,338	10,141
04/30/2005	10,166	10,378	10,167
05/31/2005	10,247	10,459	10,193
06/30/2005	10,319	10,530	10,219
07/31/2005	10,393	10,603	10,249
08/31/2005	10,438	10,646	10,280
09/30/2005	10,525	10,732	10,310

Sector Breakdown*

Short-Term Instruments	22.6%
Sovereign Issues	20.6%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	20.2%
Bank Loan Obligations	10.6%
Other	5.7%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  9

AN INTERNATIONAL BOND FUND PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols: Class A: PFUAX Class C: PFRCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Class A Shares returned -4.05%, underperforming its benchmark, the JPMorgan Government Bond Indices Global ex-U.S. FX NY Index Unhedged in USD, which returned -3.81% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period and investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	–4.05%	2.48%	—	—	4.48%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	–7.65%	–1.36%	—	—	1.70%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	–5.36%	0.72%	—	—	3.65%
JPMorgan Government Bond Indices Global ex-U.S. FX NY Index Unhedged in USD	–3.81%	2.73%	—	—	5.08%
Lipper International Income Fund Average	–1.05%	4.97%	—	—	6.14%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$959.50	$955.80	$1,020.31	$1,016.55
Expenses Paid During Period	$4.67	$8.33	$4.81	$8.59

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

	PIMCO Foreign Bond (Unhedged) A	PIMCO Foreign Bond (Unhedged) C	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD
04/30/2004	9,625	10,000	10,000
05/31/2004	9,691	10,060	10,104
06/30/2004	9,732	10,092	10,119
07/31/2004	9,619	9,965	10,006
08/31/2004	9,859	10,208	10,280
09/30/2004	9,995	10,344	10,443
10/31/2004	10,354	10,709	10,843
11/30/2004	10,824	11,189	11,312
12/31/2004	11,039	11,404	11,525
01/31/2005	10,798	11,148	11,306
02/28/2005	10,823	11,167	11,320
03/31/2005	10,675	11,006	11,153
04/30/2005	10,833	11,163	11,328
05/31/2005	10,480	10,792	10,969
06/30/2005	10,374	10,677	10,881
07/31/2005	10,274	10,568	10,760
08/31/2005	10,527	10,820	11,023
09/30/2005	10,243	10,521	10,727

Country Allocation*

United States	37.2%
Short-Term Instruments	16.3%
Germany	14.7%
France	12.4%
Japan	10.1%
Spain	4.8%
Other	4.5%

*	% of total investments as of September, 2005

10  PIMCO Funds Semi-Annual Report  |  09.30.05

AN INTERNATIONAL BOND FUND PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: Class A: PFOAX Class B: PFOBX Class C: PFOCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Class A Shares returned 3.10%, moderately underperforming its benchmark, the JPMorgan Government Bond Indices Global ex-U.S. Index Hedged in USD, which returned 3.47% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period and investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A tactical long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	3.10%	7.54%	6.60%	8.34%	8.13%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	–0.76%	3.51%	5.79%	7.93%	7.81%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	2.72%	6.74%	5.83%	7.94%	7.82%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	–0.78%	3.24%	5.75%	7.94%	7.82%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	1.72%	5.74%	5.82%	7.54%	7.33%
JPMorgan Government Bond Indices Global ex-U.S. Index Hedged in USD	3.47%	7.01%	5.76%	7.67%	7.71%
Lipper International Income Fund Average	–1.05%	4.97%	8.59%	6.34%	6.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A Shares, 3.5% CDSC on B Shares and 1% CDSC on C Shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. †The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,031.00	$1,027.20	$1,027.20	$1,020.31	$1,016.55	$1,016.55
Expenses Paid During Period	$4.84	$8.64	$8.64	$4.81	$8.59	$8.59

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Foreign Bond (US Hedged) A	PIMCO Foreign Bond (US Hedged) B	PIMCO Foreign Bond (US Hedged) C	JPMorgan GBI Global ex-US Index Hedged in USD
12/31/1992	9,625	10,000	10,000	10,000
01/31/1993	9,701	10,073	10,073	10,091
02/28/1993	9,911	10,286	10,286	10,274
03/31/1993	9,944	10,314	10,314	10,280
04/30/1993	9,940	10,304	10,304	10,281
05/31/1993	10,027	10,387	10,387	10,338
06/30/1993	10,260	10,623	10,623	10,549
07/31/1993	10,418	10,781	10,781	10,667
08/31/1993	10,667	11,033	11,033	10,889
09/30/1993	10,706	11,067	11,067	10,936
10/31/1993	10,861	11,221	11,221	11,082
11/30/1993	10,888	11,242	11,242	11,159
12/31/1993	11,155	11,511	11,511	11,390
01/31/1994	11,166	11,515	11,515	11,333
02/28/1994	10,867	11,200	11,200	11,078
03/31/1994	10,673	10,994	10,994	10,977
04/30/1994	10,569	10,879	10,879	10,899
05/31/1994	10,410	10,709	10,709	10,779
06/30/1994	10,215	10,501	10,501	10,669
07/31/1994	10,275	10,557	10,557	10,739
08/31/1994	10,170	10,442	10,442	10,636
09/30/1994	10,183	10,448	10,448	10,645
10/31/1994	10,219	10,477	10,477	10,687
11/30/1994	10,366	10,622	10,622	10,838
12/31/1994	10,295	10,541	10,541	10,813
01/31/1995	10,360	10,601	10,601	10,931
02/28/1995	10,425	10,660	10,660	11,072
03/31/1995	10,428	10,656	10,656	11,297
04/30/1995	10,679	10,905	10,905	11,477
05/31/1995	11,095	11,322	11,322	11,854
06/30/1995	11,024	11,243	11,243	11,814
07/31/1995	11,230	11,445	11,445	11,963
08/31/1995	11,440	11,651	11,651	12,067
09/30/1995	11,599	11,806	11,806	12,258
10/31/1995	11,789	11,991	11,991	12,395
11/30/1995	12,247	12,450	12,450	12,667
12/31/1995	12,425	12,623	12,623	12,785
01/31/1996	12,726	12,919	12,919	12,939
02/29/1996	12,451	12,632	12,632	12,787
03/31/1996	12,649	12,826	12,826	12,893
04/30/1996	12,951	13,125	13,125	13,047
05/31/1996	12,996	13,163	13,163	13,136
06/30/1996	13,139	13,299	13,299	13,245
07/31/1996	13,263	13,417	13,417	13,345
08/31/1996	13,584	13,733	13,733	13,522
09/30/1996	13,960	14,107	14,107	13,810
10/31/1996	14,301	14,442	14,442	14,038
11/30/1996	14,643	14,780	14,780	14,319
12/31/1996	14,716	14,845	14,845	14,339
01/31/1997	14,942	15,067	15,070	14,518
02/28/1997	15,017	15,133	15,136	14,611
03/31/1997	14,823	14,929	14,932	14,533
04/30/1997	14,957	15,054	15,057	14,690
05/31/1997	15,029	15,117	15,120	14,767
06/30/1997	15,325	15,406	15,409	15,018
07/31/1997	15,545	15,619	15,622	15,257
08/31/1997	15,477	15,539	15,542	15,275
09/30/1997	15,807	15,859	15,862	15,545
10/31/1997	15,617	15,658	15,661	15,645
11/30/1997	15,823	15,856	15,860	15,757
12/31/1997	16,049	16,072	16,075	15,962
01/31/1998	16,276	16,289	16,292	16,174
02/28/1998	16,421	16,424	16,428	16,318
03/31/1998	16,621	16,615	16,618	16,464
04/30/1998	16,672	16,666	16,660	16,548
05/31/1998	16,811	16,793	16,786	16,774
06/30/1998	16,888	16,860	16,853	16,847
07/31/1998	17,150	17,111	17,104	17,003
08/31/1998	17,007	16,959	16,952	17,338
09/30/1998	17,392	17,332	17,325	17,749
10/31/1998	17,027	16,956	16,949	17,722
11/30/1998	17,340	17,258	17,251	17,914
12/31/1998	17,577	17,482	17,475	17,892
01/31/1999	17,933	17,825	17,818	18,114
02/28/1999	17,751	17,634	17,627	17,993
03/31/1999	17,854	17,726	17,719	18,207
04/30/1999	18,079	17,937	17,930	18,438
05/31/1999	17,790	17,639	17,632	18,363
06/30/1999	17,568	17,406	17,399	18,078
07/31/1999	17,569	17,397	17,391	18,031
08/31/1999	17,438	17,257	17,250	18,063
09/30/1999	17,525	17,333	17,326	18,132
10/31/1999	17,598	17,395	17,388	18,176
11/30/1999	17,627	17,412	17,405	18,281
12/31/1999	17,775	17,546	17,539	18,336
01/31/2000	17,677	17,450	17,432	18,338
02/29/2000	17,873	17,644	17,615	18,473
03/31/2000	18,123	17,891	17,848	18,743
04/30/2000	18,180	17,946	17,885	18,844
05/31/2000	18,283	18,048	17,975	18,995
06/30/2000	18,415	18,178	18,092	19,086
07/31/2000	18,564	18,326	18,227	19,224
08/31/2000	18,540	18,302	18,191	19,227
09/30/2000	18,777	18,536	18,413	19,393
10/31/2000	18,818	18,577	18,442	19,550
11/30/2000	19,091	18,846	18,699	19,896
12/31/2000	19,441	19,191	19,028	20,117
01/31/2001	19,723	19,469	19,292	20,355
02/28/2001	19,829	19,574	19,387	20,530
03/31/2001	20,089	19,831	19,627	20,685
04/30/2001	19,960	19,704	19,490	20,545
05/31/2001	20,000	19,743	19,517	20,652
06/30/2001	19,982	19,726	19,488	20,765
07/31/2001	20,446	20,183	19,928	20,954
08/31/2001	20,622	20,357	20,086	21,130
09/30/2001	20,760	20,493	20,208	21,217
10/31/2001	21,268	20,995	20,691	21,605
11/30/2001	21,190	20,918	20,602	21,512
12/31/2001	21,088	20,817	20,489	21,334
01/31/2002	21,172	20,900	20,558	21,357
02/28/2002	21,213	20,940	20,585	21,377
03/31/2002	21,136	20,865	20,497	21,268
04/30/2002	21,354	21,080	20,696	21,440
05/31/2002	21,356	21,082	20,683	21,467
06/30/2002	21,597	21,320	20,904	21,745
07/31/2002	21,667	21,388	20,965	21,956
08/31/2002	21,820	21,540	21,099	22,219
09/30/2002	22,012	21,730	21,272	22,472
10/31/2002	21,999	21,717	21,247	22,463
11/30/2002	22,217	21,932	21,444	22,504
12/31/2002	22,610	22,320	21,809	22,828
01/31/2003	22,875	22,581	22,049	23,007
02/28/2003	23,129	22,832	22,280	23,165
03/31/2003	23,059	22,763	22,202	23,137
04/30/2003	23,147	22,850	22,273	23,188
05/31/2003	23,427	23,126	22,529	23,556
06/30/2003	23,366	23,066	22,457	23,434
07/31/2003	23,153	22,856	22,237	23,174
08/31/2003	23,054	22,758	22,128	23,007
09/30/2003	23,273	22,974	22,325	23,260
10/31/2003	23,087	22,790	22,131	23,043
11/30/2003	23,066	22,770	22,100	23,064
12/31/2003	23,308	23,009	22,317	23,280
01/31/2004	23,394	23,094	22,384	23,384
02/29/2004	23,670	23,366	22,634	23,607
03/31/2004	23,751	23,446	22,695	23,671
04/30/2004	23,703	23,399	22,634	23,485
05/31/2004	23,656	23,352	22,575	23,446
06/30/2004	23,654	23,350	22,559	23,416
07/31/2004	23,727	23,422	22,616	23,510
08/31/2004	23,955	23,647	22,819	23,843
09/30/2004	24,041	23,732	22,888	23,979
10/31/2004	24,221	23,910	23,046	24,131
11/30/2004	24,587	24,271	23,378	24,341
12/31/2004	24,747	24,429	23,516	24,492
01/31/2005	24,925	24,605	23,673	24,731
02/28/2005	24,840	24,521	23,578	24,612
03/31/2005	25,074	24,752	23,786	24,800
04/30/2005	25,362	25,036	24,045	25,113
05/31/2005	25,512	25,184	24,173	25,322
06/30/2005	25,754	25,423	24,388	25,595
07/31/2005	25,713	25,383	24,332	25,481
08/31/2005	25,890	25,558	24,483	25,688
09/30/2005	25,854	25,522	24,431	25,660

Country Allocation*

United States	39.3%
Germany	19.7%
Japan	12.4%
France	10.1%
Short-Term Instruments	8.2%
United Kingdom	2.9%
Spain	2.7%
Other	4.7%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  11

AN INTERNATIONAL BOND FUND PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: Class A: PAIIX Class B: PBIIX Class C: PCIIX

•	The Fund seeks maximum total return, consistent with preservation of capital by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Class A Shares returned 2.90%, underperforming its benchmark, the JPMorgan Government Bond Indices Global Index Hedged in USD, which returned 3.26%.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period and investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A tactical long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	2.90%	6.36%	6.99%	—	7.54%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	–0.96%	2.37%	6.17%	—	7.12%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	2.51%	5.57%	6.19%	—	7.12%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	–0.99%	2.07%	6.11%	—	7.12%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	1.51%	4.57%	6.19%	—	6.72%
JPMorgan Government Bond Indices Global Index Hedged in USD	3.26%	5.98%	5.97%	—	7.20%
Lipper Global Income Fund Average	0.14%	4.68%	7.57%	—	6.33%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. †The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,029.00	$1,025.10	$1,025.10	$1,020.31	$1,016.55	$1,016.55
Expenses Paid During Period	$4.83	$8.63	$8.63	$4.81	$8.59	$8.59

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Global Bond (US Hedged) A	PIMCO Global Bond (US Hedged) B	PIMCO Global Bond (US Hedged) C	JPMorgan GBI Global Hedged in USD
10/31/1995	9,625	10,000	10,000	10,000
11/30/1995	9,946	10,334	10,334	10,193
12/31/1995	10,109	10,502	10,502	10,305
01/31/1996	10,301	10,702	10,702	10,408
02/29/1996	10,105	10,499	10,499	10,260
03/31/1996	10,124	10,512	10,512	10,282
04/30/1996	10,250	10,625	10,625	10,339
05/31/1996	10,241	10,606	10,596	10,380
06/30/1996	10,337	10,677	10,677	10,477
07/31/1996	10,380	10,718	10,718	10,535
08/31/1996	10,634	10,964	10,964	10,621
09/30/1996	10,883	11,214	11,214	10,824
10/31/1996	11,117	11,458	11,448	11,018
11/30/1996	11,392	11,724	11,724	11,224
12/31/1996	11,362	11,697	11,686	11,197
01/31/1997	11,459	11,778	11,778	11,292
02/28/1997	11,538	11,852	11,852	11,342
03/31/1997	11,379	11,681	11,681	11,259
04/30/1997	11,514	11,812	11,812	11,396
05/31/1997	11,604	11,896	11,896	11,473
06/30/1997	11,802	12,092	12,092	11,641
07/31/1997	12,048	12,335	12,335	11,889
08/31/1997	12,003	12,282	12,282	11,849
09/30/1997	12,227	12,502	12,503	12,049
10/31/1997	12,083	12,347	12,348	12,182
11/30/1997	12,169	12,427	12,428	12,259
12/31/1997	12,304	12,558	12,559	12,410
01/31/1998	12,415	12,665	12,664	12,585
02/28/1998	12,486	12,729	12,729	12,636
03/31/1998	12,654	12,893	12,893	12,720
04/30/1998	12,709	12,941	12,941	12,782
05/31/1998	12,776	13,002	13,002	12,941
06/30/1998	12,834	13,053	13,049	13,033
07/31/1998	12,989	13,201	13,197	13,116
08/31/1998	12,850	13,052	13,048	13,416
09/30/1998	13,137	13,337	13,333	13,690
10/31/1998	12,918	13,106	13,102	13,729
11/30/1998	13,088	13,269	13,264	13,828
12/31/1998	13,200	13,373	13,369	13,831
01/31/1999	13,493	13,662	13,658	13,969
02/28/1999	13,285	13,445	13,441	13,781
03/31/1999	13,368	13,520	13,516	13,910
04/30/1999	13,495	13,641	13,636	14,040
05/31/1999	13,287	13,422	13,418	13,953
06/30/1999	13,124	13,249	13,245	13,796
07/31/1999	13,110	13,227	13,223	13,769
08/31/1999	13,050	13,158	13,154	13,782
09/30/1999	13,114	13,215	13,210	13,852
10/31/1999	13,148	13,241	13,237	13,878
11/30/1999	13,127	13,212	13,208	13,924
12/31/1999	13,182	13,259	13,255	13,924
01/31/2000	13,123	13,192	13,188	13,932
02/29/2000	13,277	13,338	13,334	14,073
03/31/2000	13,458	13,513	13,509	14,306
04/30/2000	13,477	13,524	13,519	14,338
05/31/2000	13,523	13,560	13,556	14,423
06/30/2000	13,669	13,697	13,693	14,549
07/31/2000	13,780	13,800	13,796	14,660
08/31/2000	13,814	13,826	13,822	14,728
09/30/2000	13,970	13,974	13,970	14,814
10/31/2000	14,010	14,004	13,999	14,939
11/30/2000	14,173	14,159	14,154	15,221
12/31/2000	14,341	14,316	14,312	15,428
01/31/2001	14,643	14,610	14,605	15,590
02/28/2001	14,772	14,729	14,725	15,742
03/31/2001	14,998	14,946	14,941	15,839
04/30/2001	14,904	14,843	14,838	15,699
05/31/2001	14,959	14,887	14,883	15,769
06/30/2001	14,905	14,825	14,820	15,857
07/31/2001	15,336	15,244	15,239	16,077
08/31/2001	15,481	15,378	15,374	16,238
09/30/2001	15,582	15,469	15,464	16,353
10/31/2001	16,015	15,890	15,885	16,699
11/30/2001	15,895	15,760	15,755	16,527
12/31/2001	15,830	15,684	15,681	16,377
01/31/2002	15,903	15,747	15,743	16,423
02/28/2002	15,979	15,814	15,809	16,480
03/31/2002	15,811	15,639	15,634	16,299
04/30/2002	16,045	15,859	15,854	16,512
05/31/2002	16,090	15,894	15,888	16,554
06/30/2002	16,235	16,028	16,021	16,774
07/31/2002	16,378	16,159	16,153	17,000
08/31/2002	16,550	16,319	16,312	17,255
09/30/2002	16,803	16,559	16,552	17,527
10/31/2002	16,795	16,541	16,534	17,465
11/30/2002	16,879	16,624	16,607	17,443
12/31/2002	17,230	16,969	16,941	17,752
01/31/2003	17,409	17,146	17,105	17,839
02/28/2003	17,660	17,393	17,341	18,017
03/31/2003	17,591	17,325	17,263	17,977
04/30/2003	17,666	17,399	17,327	18,031
05/31/2003	17,951	17,680	17,595	18,384
06/30/2003	17,881	17,611	17,518	18,281
07/31/2003	17,527	17,262	17,161	17,917
08/31/2003	17,513	17,248	17,137	17,849
09/30/2003	17,798	17,529	17,406	18,134
10/31/2003	17,622	17,356	17,223	17,937
11/30/2003	17,654	17,387	17,243	17,955
12/31/2003	17,837	17,568	17,411	18,123
01/31/2004	17,914	17,643	17,473	18,223
02/29/2004	18,111	17,837	17,655	18,410
03/31/2004	18,218	17,943	17,749	18,491
04/30/2004	18,069	17,796	17,591	18,235
05/31/2004	18,045	17,772	17,557	18,195
06/30/2004	18,056	17,783	17,557	18,197
07/31/2004	18,130	17,856	17,619	18,295
08/31/2004	18,364	18,086	17,836	18,586
09/30/2004	18,412	18,133	17,871	18,680
10/31/2004	18,553	18,273	17,998	18,807
11/30/2004	18,715	18,432	18,144	18,870
12/31/2004	18,851	18,567	18,264	19,007
01/31/2005	18,976	18,689	18,373	19,184
02/28/2005	18,906	18,620	18,294	19,075
03/31/2005	19,034	18,747	18,406	19,171
04/30/2005	19,261	18,970	18,614	19,439
05/31/2005	19,395	19,102	18,733	19,622
06/30/2005	19,551	19,255	18,872	19,813
07/31/2005	19,476	19,182	18,788	19,678
08/31/2005	19,652	19,355	18,946	19,879
09/30/2005	19,583	19,287	18,869	19,797

Country Allocation*

United States	47.7%
Germany	17.4%
Japan	10.2%
France	7.9%
Others	16.8%

*	% of total investments as of September 30, 2005

12  PIMCO Funds Semi-Annual Report  |  09.30.05

A GOVERNMENT/MORTGAGE FUND PIMCO GNMA Fund	Ticker Symbols: Class A: PAGNX Class B: PBGNX Class C: PCGNX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	For the six-month period ended September 30, 2005, the Fund’s Class A Shares returned 1.93%, underperforming the 2.09% return of the benchmark Lehman Brothers GNMA Index.

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	Tactical adjustments to duration exposure, or sensitivity to changes in market interest rates, were neutral for performance as Treasury yields were volatile over the six-month period; ten-year rates ended the period at 4.32%, compared to 4.48% on March 31, 2005.

•	A consistent overweight to 30-year GNMA mortgages was neutral for returns, as performance varied throughout the six-month period, closing the period approximately equal with the index.

•	An underweight to 15-year issues was a slight negative; the shorter duration of these issues helped them weather the volatile interest rate environment.

•	Commercial mortgage-backed securities and asset-backed securities (“ABS”) aided returns as their more stable structures better withstood the market impact of hurricanes, $3 per gallon gas prices and a record level of ABS issuance.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO GNMA Fund Class A	1.93%	2.94%	6.60%	—	6.37%
PIMCO GNMA Fund Class A (adjusted)	–1.90%	–0.89%	5.79%	—	5.87%
PIMCO GNMA Fund Class B	1.55%	2.17%	5.77%	—	5.87%
PIMCO GNMA Fund Class B (adjusted)	–1.95%	–1.30%	5.69%	—	5.87%
PIMCO GNMA Fund Class C (adjusted)	0.55%	1.18%	5.78%	—	5.56%
Lehman Brothers GNMA Index	2.09%	3.38%	5.97%	—	6.04%
Lipper GNMA Fund Average	1.56%	2.29%	5.22%	—	5.22%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,019.30	$1,015.50	$1,015.50	$1,020.51	$1,016.75	$1,016.75
Expenses Paid During Period	$4.61	$8.39	$8.39	$4.61	$8.39	$8.39

For each class of the Fund, expenses are equal to the expense ratio for the class (0.91% for Class A, 1.66% for Class B, 1.66% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO GNMA A	PIMCO GNMA B	PIMCO GNMA C	Lehman Brothers GNMA Index
07/31/1997	9,625	10,000	10,000	10,000
08/31/1997	9,657	10,027	10,027	9,979
09/30/1997	9,833	10,204	10,204	10,111
10/31/1997	9,923	10,290	10,290	10,217
11/30/1997	9,944	10,306	10,306	10,248
12/31/1997	10,029	10,387	10,387	10,340
01/31/1998	10,107	10,461	10,461	10,440
02/28/1998	10,152	10,503	10,503	10,464
03/31/1998	10,162	10,507	10,507	10,508
04/30/1998	10,195	10,534	10,534	10,569
05/31/1998	10,268	10,604	10,604	10,641
06/30/1998	10,342	10,674	10,674	10,686
07/31/1998	10,370	10,696	10,696	10,746
08/31/1998	10,499	10,821	10,821	10,831
09/30/1998	10,622	10,942	10,942	10,959
10/31/1998	10,572	10,883	10,883	10,949
11/30/1998	10,529	10,832	10,832	11,011
12/31/1998	10,598	10,896	10,896	11,057
01/31/1999	10,674	10,968	10,968	11,135
02/28/1999	10,576	10,861	10,861	11,100
03/31/1999	10,699	10,981	10,981	11,167
04/30/1999	10,749	11,024	11,024	11,221
05/31/1999	10,821	11,091	11,091	11,164
06/30/1999	10,800	11,063	11,063	11,120
07/31/1999	10,808	11,065	11,065	11,047
08/31/1999	10,803	11,052	11,052	11,043
09/30/1999	10,920	11,165	11,165	11,221
10/31/1999	10,951	11,190	11,190	11,287
11/30/1999	10,941	11,172	11,172	11,292
12/31/1999	10,858	11,080	11,080	11,270
01/31/2000	10,954	11,172	11,172	11,168
02/29/2000	11,036	11,249	11,249	11,311
03/31/2000	11,207	11,416	11,416	11,489
04/30/2000	11,183	11,384	11,384	11,479
05/31/2000	11,196	11,389	11,389	11,521
06/30/2000	11,323	11,511	11,511	11,733
07/31/2000	11,396	11,579	11,579	11,795
08/31/2000	11,499	11,675	11,675	11,974
09/30/2000	11,578	11,749	11,749	12,085
10/31/2000	11,681	11,846	11,846	12,174
11/30/2000	11,943	12,103	12,103	12,346
12/31/2000	12,072	12,223	12,223	12,521
01/31/2001	12,265	12,408	12,408	12,725
02/28/2001	12,488	12,624	12,624	12,783
03/31/2001	12,622	12,749	12,749	12,859
04/30/2001	12,621	12,736	12,736	12,881
05/31/2001	12,753	12,859	12,859	12,988
06/30/2001	12,870	12,961	12,968	13,026
07/31/2001	13,168	13,266	13,272	13,249
08/31/2001	13,269	13,349	13,356	13,345
09/30/2001	13,455	13,527	13,533	13,527
10/31/2001	13,612	13,676	13,682	13,707
11/30/2001	13,524	13,577	13,584	13,593
12/31/2001	13,489	13,534	13,540	13,552
01/31/2002	13,633	13,670	13,677	13,687
02/28/2002	13,767	13,796	13,803	13,827
03/31/2002	13,622	13,642	13,648	13,696
04/30/2002	13,867	13,879	13,886	13,937
05/31/2002	13,949	13,951	13,958	14,029
06/30/2002	14,068	14,061	14,068	14,141
07/31/2002	14,241	14,224	14,232	14,306
08/31/2002	14,376	14,350	14,357	14,407
09/30/2002	14,457	14,421	14,429	14,525
10/31/2002	14,478	14,433	14,442	14,572
11/30/2002	14,503	14,449	14,457	14,585
12/31/2002	14,642	14,579	14,588	14,730
01/31/2003	14,664	14,592	14,601	14,768
02/28/2003	14,736	14,655	14,663	14,843
03/31/2003	14,734	14,646	14,655	14,853
04/30/2003	14,801	14,703	14,712	14,889
05/31/2003	14,826	14,718	14,727	14,889
06/30/2003	14,878	14,760	14,769	14,935
07/31/2003	14,589	14,464	14,472	14,688
08/31/2003	14,720	14,585	14,594	14,784
09/30/2003	14,935	14,789	14,798	14,997
10/31/2003	14,895	14,739	14,748	14,958
11/30/2003	14,975	14,810	14,819	15,009
12/31/2003	15,071	14,896	14,903	15,150
01/31/2004	15,162	14,976	14,984	15,226
02/29/2004	15,262	15,066	15,074	15,327
03/31/2004	15,289	15,084	15,092	15,390
04/30/2004	15,097	14,884	14,892	15,148
05/31/2004	15,062	14,839	14,848	15,116
06/30/2004	15,181	14,947	14,956	15,251
07/31/2004	15,292	15,046	15,055	15,374
08/31/2004	15,460	15,211	15,211	15,588
09/30/2004	15,489	15,240	15,231	15,621
10/31/2004	15,585	15,335	15,315	15,744
11/30/2004	15,548	15,298	15,269	15,707
12/31/2004	15,630	15,379	15,339	15,810
01/31/2005	15,699	15,447	15,398	15,900
02/28/2005	15,660	15,408	15,351	15,849
03/31/2005	15,641	15,390	15,324	15,819
04/30/2005	15,779	15,525	15,449	15,979
05/31/2005	15,873	15,618	15,533	16,095
06/30/2005	15,918	15,662	15,567	16,142
07/31/2005	15,867	15,612	15,508	16,081
08/31/2005	16,003	15,746	15,632	16,214
09/30/2005	15,943	15,686	15,562	16,149

Sector Breakdown*

U.S. Government Agencies	90.0%
Short-Term Instruments	9.0%
Other	1.0%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  13

A CREDIT STRATEGY FUND PIMCO High Yield Fund	Ticker Symbols: Class A: PHDAX Class B: PHDBX Class C: PHDCX

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class A Shares returned 4.27% for the six-month period ended September 30, 2005, outperforming the 3.73% return of the Merrill Lynch US High Yield, BB-B Rated, Constrained Index for the same period.

•	An overweight to telecom, one of the top-performing sectors, coupled with strong security selection in the industry category contributed significantly to outperformance over the period.

•	As construction activity slowed, placing building products among the worst-performing high-yield industries, an underweight to the sector helped relative performance.

•	The transportation sector underperformed over the period, weighed down by airlines. Our emphasis on higher-quality securitized bonds in the sector proved to be beneficial.

•	While an overweight to energy was positive, as the sector rallied alongside a surge in energy prices, security selection in the sector detracted from returns.

•	As metals and mining bonds outperformed over the period, an underweight to the sector was a negative for relative performance.

•	Exposure to emerging markets sovereign debt added significantly to returns as these bonds outperformed high yield by about 6.50%.

•	Modest exposure to BBB-rated issues was a detriment to relative performance, as these bonds underperformed the high-yield market by about 1.60% during the period.

•	An underweight to the finance sector detracted from returns as these bonds outperformed over the period.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (12/15/92)
PIMCO High Yield Fund Class A	4.27%	7.30%	7.01%	7.27%	8.42%
PIMCO High Yield Fund Class A (adjusted)	0.36%	3.27%	6.19%	6.78%	8.03%
PIMCO High Yield Fund Class B	3.88%	6.49%	6.21%	6.88%	8.11%
PIMCO High Yield Fund Class B (adjusted)	0.38%	2.99%	6.14%	6.88%	8.11%
PIMCO High Yield Fund Class C (adjusted)	2.88%	5.50%	6.21%	6.48%	7.63%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index	3.73%	6.10%	7.24%	6.91%	7.82%
Merrill Lynch US High Yield, BB-B Rated, Index	3.86%	6.22%	6.75%	6.68%	7.64%
Lipper High Current Yield Fund Average	3.19%	6.06%	5.80%	5.64%	6.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. †The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,042.70	$1,038.80	$1,038.80	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.61	$8.43	$8.43	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	PIMCO High Yield A	PIMCO High Yield B	PIMCO High Yield C	Merrill Lynch US High Yield, BB-B Rated, Constrained Index	Merrill Lynch US High Yield, BB-B Rated
12/31/1992	9,625	10,000	10,000	10,000	10,000
01/31/1993	9,841	10,218	10,218	10,241	10,241
02/28/1993	10,019	10,398	10,398	10,432	10,432
03/31/1993	10,218	10,597	10,597	10,611	10,611
04/30/1993	10,323	10,700	10,700	10,687	10,687
05/31/1993	10,396	10,769	10,769	10,824	10,824
06/30/1993	10,675	11,052	11,052	11,026	11,026
07/31/1993	10,748	11,120	11,120	11,132	11,132
08/31/1993	10,865	11,235	11,235	11,234	11,234
09/30/1993	10,916	11,281	11,281	11,289	11,289
10/31/1993	11,205	11,573	11,573	11,501	11,501
11/30/1993	11,288	11,652	11,652	11,554	11,554
12/31/1993	11,382	11,742	11,742	11,664	11,664
01/31/1994	11,621	11,981	11,981	11,910	11,910
02/28/1994	11,615	11,969	11,969	11,820	11,820
03/31/1994	11,264	11,601	11,601	11,438	11,438
04/30/1994	11,163	11,489	11,489	11,302	11,302
05/31/1994	11,241	11,562	11,562	11,258	11,258
06/30/1994	11,253	11,567	11,567	11,299	11,299
07/31/1994	11,356	11,666	11,666	11,383	11,383
08/31/1994	11,448	11,753	11,753	11,459	11,459
09/30/1994	11,523	11,824	11,824	11,452	11,452
10/31/1994	11,526	11,819	11,819	11,481	11,481
11/30/1994	11,476	11,761	11,761	11,389	11,389
12/31/1994	11,610	11,892	11,892	11,523	11,523
01/31/1995	11,721	11,997	11,997	11,699	11,700
02/28/1995	12,038	12,315	12,315	12,062	12,062
03/31/1995	12,211	12,484	12,484	12,224	12,224
04/30/1995	12,473	12,746	12,746	12,506	12,506
05/31/1995	12,831	13,104	13,104	12,904	12,904
06/30/1995	12,932	13,200	13,200	13,009	13,009
07/31/1995	13,102	13,365	13,365	13,138	13,138
08/31/1995	13,199	13,456	13,456	13,240	13,240
09/30/1995	13,380	13,634	13,634	13,394	13,394
10/31/1995	13,571	13,822	13,822	13,510	13,510
11/30/1995	13,732	13,978	13,978	13,646	13,646
12/31/1995	13,960	14,202	14,202	13,866	13,866
01/31/1996	14,182	14,419	14,419	14,070	14,070
02/29/1996	14,194	14,422	14,422	14,070	14,070
03/31/1996	14,077	14,295	14,295	14,025	14,025
04/30/1996	14,135	14,345	14,345	14,021	14,021
05/31/1996	14,179	14,381	14,381	14,112	14,112
06/30/1996	14,233	14,427	14,427	14,204	14,204
07/31/1996	14,355	14,542	14,542	14,295	14,295
08/31/1996	14,585	14,766	14,766	14,437	14,437
09/30/1996	14,920	15,097	15,097	14,760	14,760
10/31/1996	15,065	15,236	15,236	14,942	14,942
11/30/1996	15,387	15,554	15,554	15,242	15,243
12/31/1996	15,537	15,696	15,696	15,355	15,355
01/31/1997	15,692	15,837	15,842	15,472	15,478
02/28/1997	15,929	16,067	16,071	15,682	15,689
03/31/1997	15,715	15,842	15,846	15,468	15,466
04/30/1997	15,879	15,997	16,002	15,659	15,623
05/31/1997	16,236	16,346	16,351	16,001	15,950
06/30/1997	16,472	16,573	16,578	16,243	16,198
07/31/1997	16,892	16,984	16,989	16,685	16,652
08/31/1997	16,882	16,962	16,967	16,656	16,613
09/30/1997	17,160	17,232	17,237	16,927	16,891
10/31/1997	17,172	17,232	17,237	16,999	16,976
11/30/1997	17,332	17,381	17,387	17,150	17,130
12/31/1997	17,522	17,562	17,567	17,323	17,310
01/31/1998	17,819	17,847	17,852	17,579	17,565
02/28/1998	17,909	17,927	17,932	17,662	17,647
03/31/1998	18,044	18,051	18,056	17,815	17,798
04/30/1998	18,083	18,080	18,085	17,885	17,871
05/31/1998	18,170	18,156	18,161	18,019	17,994
06/30/1998	18,299	18,272	18,279	18,118	18,096
07/31/1998	18,488	18,447	18,454	18,231	18,209
08/31/1998	17,741	17,691	17,698	17,418	17,404
09/30/1998	17,961	17,898	17,905	17,532	17,523
10/31/1998	17,778	17,705	17,712	17,190	17,186
11/30/1998	18,523	18,436	18,443	17,997	17,989
12/31/1998	18,597	18,497	18,504	17,991	17,981
01/31/1999	18,836	18,724	18,731	18,190	18,180
02/28/1999	18,676	18,554	18,561	18,069	18,060
03/31/1999	18,826	18,689	18,697	18,271	18,263
04/30/1999	19,135	18,984	18,992	18,537	18,531
05/31/1999	18,763	18,605	18,612	18,354	18,342
06/30/1999	18,754	18,584	18,592	18,314	18,307
07/31/1999	18,799	18,618	18,625	18,337	18,334
08/31/1999	18,720	18,528	18,536	18,176	18,182
09/30/1999	18,726	18,523	18,530	18,152	18,155
10/31/1999	18,698	18,484	18,491	18,083	18,087
11/30/1999	18,950	18,722	18,730	18,298	18,304
12/31/1999	19,043	18,803	18,810	18,438	18,445
01/31/2000	18,951	18,713	18,709	18,350	18,356
02/29/2000	18,991	18,752	18,739	18,356	18,364
03/31/2000	18,608	18,373	18,347	18,071	18,081
04/30/2000	18,643	18,408	18,371	18,088	18,098
05/31/2000	18,544	18,310	18,262	17,896	17,907
06/30/2000	18,893	18,655	18,595	18,288	18,299
07/31/2000	19,036	18,796	18,725	18,378	18,390
08/31/2000	19,305	19,061	18,978	18,588	18,602
09/30/2000	19,241	18,999	18,902	18,422	18,437
10/31/2000	18,843	18,605	18,499	17,881	17,896
11/30/2000	18,481	18,248	18,133	17,250	17,265
12/31/2000	18,880	18,642	18,514	17,717	17,733
01/31/2001	19,652	19,405	19,260	18,823	18,841
02/28/2001	19,855	19,605	19,447	19,056	19,073
03/31/2001	19,617	19,369	19,200	18,710	18,727
04/30/2001	19,465	19,220	19,040	18,517	18,538
05/31/2001	19,682	19,433	19,240	18,803	18,820
06/30/2001	19,369	19,125	18,921	18,365	18,384
07/31/2001	19,665	19,417	19,197	18,636	18,657
08/31/2001	19,828	19,578	19,343	18,799	18,820
09/30/2001	19,027	18,787	18,552	17,666	17,683
10/31/2001	19,444	19,199	18,945	18,236	18,258
11/30/2001	19,784	19,535	19,265	18,831	18,857
12/31/2001	19,746	19,498	19,217	18,679	18,690
01/31/2002	19,782	19,533	19,240	18,772	18,782
02/28/2002	19,584	19,337	19,036	18,609	18,608
03/31/2002	19,749	19,500	19,185	19,017	19,009
04/30/2002	19,921	19,669	19,340	19,273	19,259
05/31/2002	19,753	19,504	19,164	19,244	19,223
06/30/2002	18,760	18,523	18,189	18,205	17,826
07/31/2002	17,677	17,454	17,128	17,559	17,132
08/31/2002	18,393	18,161	17,810	18,058	17,673
09/30/2002	17,937	17,711	17,358	17,819	17,405
10/31/2002	18,071	17,844	17,477	17,655	17,246
11/30/2002	19,181	18,939	18,538	18,681	18,249
12/31/2002	19,505	19,259	18,839	18,884	18,448
01/31/2003	19,989	19,737	19,293	19,299	18,862
02/28/2003	20,283	20,027	19,565	19,524	19,080
03/31/2003	20,776	20,514	20,028	19,963	19,512
04/30/2003	21,817	21,542	21,020	20,920	20,453
05/31/2003	22,030	21,753	21,211	21,061	20,590
06/30/2003	22,458	22,175	21,610	21,597	21,119
07/31/2003	21,946	21,669	21,104	21,256	20,769
08/31/2003	22,292	22,011	21,423	21,492	21,007
09/30/2003	22,783	22,496	21,881	22,033	21,528
10/31/2003	23,188	22,896	22,255	22,434	21,922
11/30/2003	23,404	23,109	22,451	22,719	22,202
12/31/2003	24,034	23,731	23,042	23,205	22,682
01/31/2004	24,233	23,928	23,217	23,505	22,975
02/29/2004	24,112	23,808	23,087	23,556	23,024
03/31/2004	24,230	23,925	23,186	23,765	23,228
04/30/2004	23,995	23,693	22,947	23,564	23,032
05/31/2004	23,654	23,356	22,608	23,186	22,663
06/30/2004	23,933	23,632	22,861	23,480	22,950
07/31/2004	24,304	23,998	23,199	23,850	23,312
08/31/2004	24,800	24,488	23,659	24,293	23,745
09/30/2004	25,165	24,848	23,992	24,621	24,065
10/31/2004	25,663	25,340	24,453	25,055	24,490
11/30/2004	25,822	25,497	24,590	25,208	24,639
12/31/2004	26,202	25,872	24,934	25,510	24,934
01/31/2005	26,202	25,872	24,919	25,529	24,952
02/28/2005	26,571	26,236	25,255	25,876	25,293
03/31/2005	25,894	25,567	24,596	25,183	24,612
04/30/2005	25,718	25,393	24,414	25,044	24,474
05/31/2005	26,312	25,980	24,964	25,500	24,921
06/30/2005	26,725	26,388	25,338	25,902	25,364
07/31/2005	27,043	26,702	25,624	26,207	25,707
08/31/2005	27,197	26,854	25,755	26,322	25,793
09/30/2005	26,998	26,658	25,552	26,122	25,562

Sector Breakdown*

Industrials	53.2%
Utilities	17.2%
Banking & Finance	12.6%
Sovereign Issues	5.6%
Other	11.4%

*	% of total investments as of September 30, 2005

14  PIMCO Funds Semi-Annual Report  |  09.30.05

A CREDIT STRATEGY FUND PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols: Class A: PBDAX Class C: PBDCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities.

•	The Fund’s Class A Shares returned 2.69% for the six-month period ended September 30, 2005, outperforming its benchmark, the Lehman Brothers Credit Investment Grade Index, which returned 2.54% over the same period.

•	Duration positioning was a slight negative for the portfolio. In particular, our largest overweight of the six-month period coincided with an increase in rates.

•	A near-index quality profile was neutral for performance. However, small allocations to below-investment-grade securities added to returns, as lower-quality issues outperformed higher-quality investment-grade securities.

•	An emphasis on treasuries boosted performance as U.S. government securities mildly outperformed the overall investment-grade credit market.

•	An overweight to sovereigns contributed to excess returns. The sector outperformed, as emerging market credit fundamentals continued to improve.

•	A fairly neutral exposure to consumer cyclicals and an underweight to the automotive sector benefited the Fund’s returns.

•	An underweight to consumer non-cyclical sectors, especially pharmaceutical companies, slightly dampened returns as this industry outperformed.

•	Overall below-index exposure to non-corporate credits, including supranationals and foreign local governments, also hurt the portfolio.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class A	2.69%	3.06%	8.31%	—	8.75%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	–1.12%	–0.82%	7.48%	—	7.99%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	1.30%	1.30%	7.49%	—	7.94%
Lehman Brothers Credit Investment Grade Index	2.54%	2.74%	7.72%	—	8.12%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%	2.42%	5.99%	—	6.40%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A Shares and 1% CDSC on C Shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. †The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,026.90	$1,023.00	$1,020.56	$1,016.80
Expenses Paid During Period	$4.57	$8.37	$4.56	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Investment Grade Corp Bond A	PIMCO Investment Grade Corp Bond C	Lehman Brothers Credit Investment Grade Index
04/30/2000	9,625	10,000	10,000
05/31/2000	9,650	10,019	9,963
06/30/2000	9,865	10,236	10,213
07/31/2000	9,969	10,338	10,337
08/31/2000	10,120	10,488	10,471
09/30/2000	10,181	10,544	10,527
10/31/2000	10,216	10,574	10,537
11/30/2000	10,419	10,778	10,674
12/31/2000	10,683	11,044	10,881
01/31/2001	10,829	11,188	11,179
02/28/2001	11,005	11,364	11,277
03/31/2001	11,029	11,381	11,346
04/30/2001	10,903	11,245	11,306
05/31/2001	10,997	11,335	11,410
06/30/2001	11,006	11,338	11,467
07/31/2001	11,404	11,741	11,766
08/31/2001	11,602	11,937	11,924
09/30/2001	11,454	11,777	11,906
10/31/2001	11,686	12,008	12,201
11/30/2001	11,634	11,946	12,095
12/31/2001	11,606	11,909	12,012
01/31/2002	11,652	11,950	12,114
02/28/2002	11,755	12,048	12,206
03/31/2002	11,682	11,966	11,980
04/30/2002	11,890	12,172	12,146
05/31/2002	11,931	12,207	12,307
06/30/2002	11,966	12,235	12,327
07/31/2002	11,851	12,110	12,321
08/31/2002	12,309	12,571	12,640
09/30/2002	12,267	12,520	12,880
10/31/2002	12,354	12,600	12,731
11/30/2002	12,529	12,772	12,896
12/31/2002	12,884	13,124	13,276
01/31/2003	12,971	13,206	13,319
02/28/2003	13,213	13,445	13,585
03/31/2003	13,248	13,472	13,595
04/30/2003	13,593	13,812	13,847
05/31/2003	14,047	14,265	14,283
06/30/2003	14,012	14,221	14,248
07/31/2003	13,324	13,514	13,641
08/31/2003	13,466	13,651	13,748
09/30/2003	13,952	14,134	14,228
10/31/2003	13,866	14,037	14,076
11/30/2003	13,949	14,112	14,141
12/31/2003	14,164	14,321	14,298
01/31/2004	14,304	14,455	14,443
02/29/2004	14,476	14,619	14,624
03/31/2004	14,628	14,764	14,766
04/30/2004	14,173	14,295	14,301
05/31/2004	14,035	14,147	14,200
06/30/2004	14,104	14,208	14,260
07/31/2004	14,273	14,370	14,436
08/31/2004	14,633	14,719	14,777
09/30/2004	14,718	14,797	14,860
10/31/2004	14,889	14,959	15,004
11/30/2004	14,767	14,827	14,853
12/31/2004	14,951	15,002	15,047
01/31/2005	15,050	15,092	15,166
02/28/2005	14,966	14,998	15,077
03/31/2005	14,771	14,794	14,889
04/30/2005	14,963	14,976	15,089
05/31/2005	15,182	15,186	15,300
06/30/2005	15,317	15,311	15,422
07/31/2005	15,168	15,153	15,267
08/31/2005	15,405	15,380	15,499
09/30/2005	15,167	15,134	15,267

Sector Breakdown*

Banking & Finance	27.7%
Industrials	26.5%
Short-Term Instruments	17.0%
Utilities	13.6%
U.S. Government Agencies	7.9%
Other	7.3%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  15

A GOVERNMENT/MORTGAGE FUND PIMCO Long-Term U.S. Government Fund	Ticker Symbols: Class A: PFGAX Class B: PFGBX Class C: PFGCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s Class A Shares underperformed the benchmark Lehman Brothers Long-Term Treasury Index by 0.77%, returning 4.06% for the six-month period ended September 30, 2005, compared to the benchmark’s 4.83% return during the same period.

•	The Fund’s emphasis on the intermediate portion of the curve was negative for performance over the six-month period. The yield curve flattened and rotated around the 5 1/2 year point of the curve: the six-month yield rallied nearly 0.80%, whereas 30-year Treasuries fell 0.19%.

•	The duration and curve positioning of the Fund were both negative contributors to the performance versus the Index.

•	The Fund’s exposure to longer-duration structured mortgages was a positive, as this sector’s relatively high yield more than offset wider yield premiums.

•	A small allocation to longer-duration corporate bonds was negative as credit spreads on longer maturities widened during the six-month period.

•	PIMCO’s tactical allocation to real return bonds was a negative for the Fund as Treasury Inflation Protected Securities (“TIPS”) underperformed nominal bonds over the six-month period.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (07/01/91)
PIMCO Long-Term U.S. Government Fund Class A	4.06%	4.90%	8.97%	8.15%	9.87%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	0.16%	0.97%	8.15%	7.65%	9.52%
PIMCO Long-Term U.S. Government Fund Class B	3.67%	4.11%	8.16%	7.74%	9.60%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	0.17%	0.66%	8.09%	7.74%	9.60%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	2.67%	3.12%	8.16%	7.34%	9.07%
Lehman Brothers Long-Term Treasury Index	4.83%	6.90%	8.71%	8.09%	9.31%
Lipper General U.S. Government Fund Average	1.95%	2.31%	5.36%	5.37%	6.24%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. †The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,040.60	$1,036.70	$1,036.70	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.60	$8.42	$8.42	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.48, $8.30 and $8.30 for A, B and C Class Shares, respectively, based upon the Fund’s actual performance, and $4.43, $8.22 and $8.22 for A, B and C Class Shares, respectively, based upon a hypothetical 5% return.

	PIMCO Long Term U. S. Gov’t A	PIMCO Long Term U. S. Gov’t B	PIMCO Long Term U. S. Gov’t C	Lehman Brothers Long- Term Treasury Index
06/30/1991	9,625	10,000	10,000	10,000
07/31/1991	9,754	10,128	10,128	10,149
08/31/1991	10,130	10,511	10,511	10,499
09/30/1991	10,467	10,855	10,855	10,830
10/31/1991	10,517	10,900	10,900	10,854
11/30/1991	10,655	11,037	11,037	10,914
12/31/1991	11,354	11,755	11,755	11,565
01/31/1992	11,030	11,413	11,413	11,202
02/29/1992	11,083	11,462	11,462	11,268
03/31/1992	11,044	11,416	11,416	11,144
04/30/1992	10,987	11,350	11,350	11,133
05/31/1992	11,376	11,745	11,745	11,442
06/30/1992	11,537	11,906	11,906	11,608
07/31/1992	12,080	12,458	12,458	12,091
08/31/1992	12,319	12,697	12,697	12,175
09/30/1992	12,533	12,911	12,911	12,367
10/31/1992	12,219	12,579	12,579	12,107
11/30/1992	12,343	12,701	12,701	12,153
12/31/1992	12,665	13,025	13,025	12,486
01/31/1993	13,000	13,361	13,361	12,842
02/28/1993	13,518	13,886	13,886	13,271
03/31/1993	13,587	13,948	13,948	13,304
04/30/1993	13,689	14,046	14,046	13,407
05/31/1993	13,739	14,088	14,088	13,451
06/30/1993	14,416	14,776	14,776	14,020
07/31/1993	14,622	14,978	14,978	14,246
08/31/1993	15,176	15,538	15,538	14,818
09/30/1993	15,222	15,577	15,577	14,870
10/31/1993	15,296	15,644	15,644	14,977
11/30/1993	14,877	15,208	15,208	14,594
12/31/1993	14,972	15,296	15,296	14,640
01/31/1994	15,311	15,632	15,632	14,992
02/28/1994	14,708	15,009	15,009	14,377
03/31/1994	14,105	14,383	14,383	13,746
04/30/1994	13,859	14,124	14,124	13,584
05/31/1994	13,811	14,066	14,066	13,494
06/30/1994	13,726	13,972	13,972	13,366
07/31/1994	14,063	14,304	14,304	13,819
08/31/1994	14,089	14,321	14,321	13,717
09/30/1994	13,646	13,860	13,860	13,285
10/31/1994	13,551	13,755	13,755	13,238
11/30/1994	13,505	13,700	13,700	13,316
12/31/1994	13,809	13,999	13,999	13,521
01/31/1995	14,165	14,350	14,350	13,869
02/28/1995	14,651	14,833	14,833	14,263
03/31/1995	14,817	14,992	14,992	14,385
04/30/1995	15,066	15,235	15,235	14,641
05/31/1995	16,215	16,387	16,387	15,764
06/30/1995	16,395	16,561	16,561	15,947
07/31/1995	16,107	16,259	16,259	15,692
08/31/1995	16,466	16,612	16,612	16,041
09/30/1995	16,817	16,956	16,956	16,336
10/31/1995	17,225	17,359	17,359	16,793
11/30/1995	17,644	17,771	17,771	17,213
12/31/1995	18,101	18,220	18,220	17,671
01/31/1996	18,124	18,233	18,233	17,671
02/29/1996	17,274	17,369	17,369	16,817
03/31/1996	16,951	17,034	17,034	16,483
04/30/1996	16,570	16,640	16,640	16,207
05/31/1996	16,587	16,645	16,645	16,123
06/30/1996	16,915	16,963	16,963	16,467
07/31/1996	16,854	16,892	16,892	16,473
08/31/1996	16,731	16,758	16,758	16,267
09/30/1996	17,191	17,208	17,208	16,716
10/31/1996	17,923	17,929	17,929	17,373
11/30/1996	18,592	18,587	18,587	17,953
12/31/1996	18,159	18,142	18,142	17,517
01/31/1997	18,064	18,026	18,043	17,393
02/28/1997	18,101	18,050	18,068	17,400
03/31/1997	17,644	17,586	17,602	16,954
04/30/1997	18,038	17,966	17,980	17,363
05/31/1997	18,245	18,161	18,176	17,557
06/30/1997	18,599	18,503	18,518	17,896
07/31/1997	19,626	19,513	19,527	18,947
08/31/1997	19,125	19,002	19,017	18,420
09/30/1997	19,619	19,481	19,497	18,927
10/31/1997	20,280	20,124	20,140	19,564
11/30/1997	20,467	20,295	20,313	19,825
12/31/1997	20,810	20,621	20,640	20,158
01/31/1998	21,191	20,984	21,003	20,567
02/28/1998	21,041	20,823	20,842	20,419
03/31/1998	21,136	20,904	20,923	20,462
04/30/1998	21,250	21,004	21,023	20,537
05/31/1998	21,656	21,393	21,412	20,930
06/30/1998	22,156	21,874	21,892	21,415
07/31/1998	22,134	21,852	21,855	21,325
08/31/1998	23,061	22,768	22,757	22,287
09/30/1998	23,988	23,683	23,643	23,103
10/31/1998	23,331	23,034	22,981	22,754
11/30/1998	23,412	23,115	23,043	22,929
12/31/1998	23,520	23,221	23,133	22,881
01/31/1999	23,692	23,391	23,290	23,087
02/28/1999	22,612	22,324	22,214	21,951
03/31/1999	22,697	22,409	22,285	21,900
04/30/1999	22,725	22,436	22,296	21,931
05/31/1999	22,309	22,025	21,875	21,587
06/30/1999	22,095	21,814	21,652	21,358
07/31/1999	21,960	21,681	21,504	21,255
08/31/1999	21,782	21,505	21,317	21,173
09/30/1999	22,000	21,720	21,518	21,329
10/31/1999	22,039	21,759	21,544	21,342
11/30/1999	21,892	21,614	21,386	21,197
12/31/1999	21,557	21,283	21,044	20,881
01/31/2000	21,647	21,372	21,122	21,180
02/29/2000	22,295	22,011	21,741	21,819
03/31/2000	22,890	22,599	22,306	22,566
04/30/2000	22,755	22,466	22,161	22,385
05/31/2000	22,625	22,338	22,021	22,304
06/30/2000	23,311	23,014	22,675	22,788
07/31/2000	23,723	23,422	23,063	23,180
08/31/2000	24,248	23,939	23,559	23,709
09/30/2000	23,959	23,655	23,265	23,422
10/31/2000	24,373	24,064	23,653	23,787
11/30/2000	25,173	24,853	24,412	24,539
12/31/2000	25,843	25,514	25,045	25,116
01/31/2001	25,985	25,654	25,165	25,158
02/28/2001	26,489	26,152	25,638	25,589
03/31/2001	26,338	26,003	25,479	25,461
04/30/2001	25,545	25,220	24,697	24,768
05/31/2001	25,680	25,354	24,810	24,800
06/30/2001	25,894	25,564	25,001	25,014
07/31/2001	26,991	26,648	26,047	25,944
08/31/2001	27,580	27,229	26,596	26,499
09/30/2001	27,834	27,480	26,828	26,698
10/31/2001	29,125	28,755	28,056	28,009
11/30/2001	27,844	27,490	26,805	26,677
12/31/2001	27,161	26,816	26,132	26,176
01/31/2002	27,778	27,425	26,710	26,514
02/28/2002	28,122	27,765	27,022	26,821
03/31/2002	26,893	26,552	25,822	25,738
04/30/2002	28,093	27,736	26,959	26,716
05/31/2002	28,236	27,877	27,080	26,798
06/30/2002	28,784	28,418	27,589	27,280
07/31/2002	29,647	29,271	28,397	28,120
08/31/2002	30,824	30,433	29,505	29,349
09/30/2002	32,005	31,598	30,617	30,572
10/31/2002	31,016	30,622	29,653	29,694
11/30/2002	30,697	30,307	29,329	29,365
12/31/2002	32,161	31,752	30,708	30,568
01/31/2003	31,936	31,530	30,475	30,465
02/28/2003	33,012	32,592	31,483	31,387
03/31/2003	32,609	32,195	31,080	30,992
04/30/2003	32,994	32,575	31,428	31,307
05/31/2003	34,660	34,220	32,994	33,067
06/30/2003	34,120	33,686	32,459	32,563
07/31/2003	31,062	30,668	29,531	29,651
08/31/2003	31,563	31,161	29,989	30,123
09/30/2003	33,434	33,009	31,749	31,692
10/31/2003	32,685	32,270	31,019	30,810
11/30/2003	32,826	32,409	31,134	30,959
12/31/2003	33,220	32,798	31,486	31,327
01/31/2004	33,735	33,306	31,952	31,865
02/29/2004	34,531	34,092	32,687	32,500
03/31/2004	35,118	34,671	33,219	32,993
04/30/2004	33,070	32,650	31,263	31,142
05/31/2004	32,680	32,265	30,875	30,989
06/30/2004	32,964	32,546	31,125	31,273
07/31/2004	33,647	33,219	31,751	31,801
08/31/2004	34,915	34,472	32,929	32,982
09/30/2004	35,107	34,661	33,090	33,260
10/31/2004	35,560	35,108	33,497	33,750
11/30/2004	34,696	34,255	32,663	32,998
12/31/2004	35,491	35,040	33,388	33,741
01/31/2005	36,183	35,723	34,019	34,592
02/28/2005	35,629	35,176	33,478	34,145
03/31/2005	35,387	34,937	33,230	33,917
04/30/2005	36,523	36,059	34,274	35,078
05/31/2005	37,465	36,989	35,138	35,988
06/30/2005	37,963	37,481	35,580	36,527
07/31/2005	36,897	36,428	34,559	35,569
08/31/2005	37,985	37,502	35,558	36,605
09/30/2005	36,827	36,359	34,449	35,554

Sector Breakdown*

U.S. Treasury Obligations	38.1%
U.S. Government Agencies	23.9%
Short-Term Instruments	22.7%
Asset-Backed Securities	7.7%
Other	7.6%

*	% of total investments as of September 30, 2005

16  PIMCO Funds Semi-Annual Report  |  09.30.05

A SHORT-DURATION BOND FUND PIMCO Low Duration Fund	Ticker Symbols: Class A: PTLAX Class B: PTLBX Class C: PTLCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class A Shares returned 1.05% for the six-month period ended September 30, 2005, moderately underperforming the 1.23% return of the benchmark Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Above-index duration during the period had a neutral effect on performance. While extending duration during the second quarter helped returns as yields fell, longer-than-index duration detracted in the third quarter as rates moved higher.

•	The Fund’s broader-than-index curve positioning helped returns. Exposure to longer-maturity issues was beneficial as yields on two-year and longer maturities fell early in the period. Holdings of Eurodollar futures further enhanced returns.

•	The Fund’s emphasis on mortgage securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Holdings of shorter-maturity corporate bonds added to returns as spreads to Treasuries narrowed.

•	Exposure to emerging markets was positive for performance. This sector outperformed Treasuries benefiting from investors’ demand for higher-yielding securities and continued improvement in credit fundamentals.

•	Tactical exposure to European issues helped returns as they outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Low Duration Fund Class A	1.05%	1.07%	4.31%	5.22%	6.47%
PIMCO Low Duration Fund Class A (adjusted)	–1.23%	–1.21%	3.84%	4.90%	6.29%
PIMCO Low Duration Fund Class B	0.66%	0.31%	3.53%	4.83%	6.25%
PIMCO Low Duration Fund Class B (adjusted)	–4.32%	–4.59%	3.18%	4.83%	6.25%
PIMCO Low Duration Fund Class C (adjusted)	–0.20%	–0.42%	3.79%	4.70%	5.94%
Merrill Lynch 1-3 Year Treasury Index	1.23%	0.98%	4.08%	4.98%	6.16%
Lipper Short Investment Grade Debt Fund Average	1.28%	1.46%	3.81%	4.63%	5.78%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. †The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,010.50	$1,006.60	$1,007.90	$1,020.56	$1,016.80	$1,018.05
Expenses Paid During Period	$4.54	$8.30	$7.05	$4.56	$8.34	$7.08

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.28, $8.05 and $6.80 for A, B and C Class Shares, respectively, based upon the Fund’s actual performance, and $4.31, $8.09 and $6.83 for A, B and C Class Shares, respectively, based upon a hypothetical 5% return.

	PIMCO Low Duration A	PIMCO Low Duration B	PIMCO Low Duration C	Merrill Lynch 1-3 Year U.S. Treasury Index
05/31/1987	9,775	10,000	10,000	10,000
06/30/1987	9,862	10,083	10,085	10,109
07/31/1987	9,895	10,109	10,114	10,158
08/31/1987	9,889	10,097	10,104	10,167
09/30/1987	9,861	10,063	10,072	10,127
10/31/1987	10,017	10,215	10,227	10,351
11/30/1987	10,126	10,320	10,334	10,414
12/31/1987	10,182	10,370	10,387	10,480
01/31/1988	10,346	10,531	10,550	10,648
02/29/1988	10,417	10,598	10,619	10,735
03/31/1988	10,478	10,653	10,677	10,756
04/30/1988	10,518	10,687	10,713	10,772
05/31/1988	10,538	10,700	10,728	10,756
06/30/1988	10,633	10,788	10,821	10,868
07/31/1988	10,685	10,835	10,869	10,876
08/31/1988	10,724	10,867	10,904	10,899
09/30/1988	10,818	10,956	10,996	11,026
10/31/1988	10,914	11,046	11,088	11,136
11/30/1988	10,924	11,050	11,094	11,106
12/31/1988	10,968	11,087	11,134	11,132
01/31/1989	11,054	11,168	11,217	11,219
02/28/1989	11,068	11,175	11,226	11,219
03/31/1989	11,106	11,206	11,260	11,270
04/30/1989	11,233	11,327	11,384	11,443
05/31/1989	11,460	11,548	11,608	11,614
06/30/1989	11,705	11,788	11,852	11,831
07/31/1989	11,873	11,948	12,015	12,006
08/31/1989	11,813	11,882	11,950	11,932
09/30/1989	11,869	11,929	12,000	12,003
10/31/1989	12,021	12,075	12,149	12,184
11/30/1989	12,125	12,172	12,250	12,299
12/31/1989	12,182	12,222	12,303	12,348
01/31/1990	12,170	12,202	12,284	12,358
02/28/1990	12,249	12,274	12,359	12,416
03/31/1990	12,310	12,328	12,416	12,457
04/30/1990	12,298	12,308	12,399	12,482
05/31/1990	12,501	12,502	12,597	12,673
06/30/1990	12,631	12,625	12,723	12,806
07/31/1990	12,765	12,750	12,853	12,966
08/31/1990	12,785	12,761	12,867	13,005
09/30/1990	12,850	12,819	12,927	13,111
10/31/1990	12,939	12,898	13,010	13,255
11/30/1990	13,088	13,039	13,155	13,386
12/31/1990	13,224	13,167	13,286	13,548
01/31/1991	13,340	13,275	13,398	13,672
02/28/1991	13,442	13,367	13,494	13,754
03/31/1991	13,551	13,468	13,598	13,846
04/30/1991	13,711	13,619	13,753	13,977
05/31/1991	13,812	13,711	13,849	14,062
06/30/1991	13,895	13,785	13,927	14,119
07/31/1991	14,044	13,924	14,070	14,242
08/31/1991	14,239	14,110	14,260	14,437
09/30/1991	14,420	14,280	14,436	14,593
10/31/1991	14,539	14,390	14,550	14,750
11/30/1991	14,691	14,531	14,695	14,903
12/31/1991	14,931	14,761	14,930	15,131
01/31/1992	14,939	14,759	14,932	15,107
02/29/1992	15,008	14,818	14,995	15,160
03/31/1992	15,011	14,813	14,992	15,154
04/30/1992	15,111	14,903	15,086	15,293
05/31/1992	15,259	15,040	15,228	15,432
06/30/1992	15,397	15,166	15,359	15,590
07/31/1992	15,595	15,353	15,551	15,765
08/31/1992	15,694	15,440	15,643	15,903
09/30/1992	15,844	15,579	15,786	16,055
10/31/1992	15,844	15,568	15,780	15,959
11/30/1992	15,847	15,562	15,777	15,933
12/31/1992	16,007	15,710	15,930	16,084
01/31/1993	16,153	15,842	16,067	16,251
02/28/1993	16,339	16,015	16,245	16,390
03/31/1993	16,425	16,090	16,325	16,439
04/30/1993	16,498	16,151	16,390	16,541
05/31/1993	16,511	16,154	16,397	16,495
06/30/1993	16,669	16,300	16,548	16,616
07/31/1993	16,721	16,339	16,591	16,655
08/31/1993	16,878	16,483	16,740	16,800
09/30/1993	16,937	16,530	16,792	16,855
10/31/1993	17,047	16,628	16,894	16,888
11/30/1993	17,058	16,628	16,898	16,892
12/31/1993	17,172	16,728	17,002	16,954
01/31/1994	17,260	16,801	17,081	17,063
02/28/1994	17,178	16,714	16,995	16,954
03/31/1994	17,098	16,624	16,907	16,870
04/30/1994	17,034	16,552	16,838	16,810
05/31/1994	17,009	16,517	16,806	16,834
06/30/1994	17,038	16,546	16,827	16,884
07/31/1994	17,189	16,693	16,970	17,029
08/31/1994	17,256	16,758	17,028	17,089
09/30/1994	17,224	16,726	16,989	17,050
10/31/1994	17,215	16,718	16,974	17,088
11/30/1994	17,212	16,714	16,964	17,012
12/31/1994	17,196	16,699	16,942	17,050
01/31/1995	17,349	16,848	17,086	17,288
02/28/1995	17,561	17,053	17,287	17,525
03/31/1995	17,626	17,117	17,344	17,623
04/30/1995	17,841	17,325	17,547	17,780
05/31/1995	18,158	17,634	17,852	18,091
06/30/1995	18,246	17,718	17,931	18,188
07/31/1995	18,246	17,718	17,924	18,263
08/31/1995	18,437	17,904	18,105	18,372
09/30/1995	18,596	18,058	18,253	18,461
10/31/1995	18,728	18,187	18,376	18,617
11/30/1995	18,939	18,392	18,576	18,782
12/31/1995	19,157	18,604	18,782	18,926
01/31/1996	19,291	18,734	18,906	19,087
02/29/1996	19,160	18,607	18,770	19,006
03/31/1996	19,145	18,592	18,747	18,989
04/30/1996	19,145	18,592	18,740	19,005
05/31/1996	19,156	18,603	18,744	19,044
06/30/1996	19,344	18,785	18,920	19,181
07/31/1996	19,402	18,841	18,969	19,256
08/31/1996	19,491	18,928	19,047	19,323
09/30/1996	19,760	19,189	19,302	19,498
10/31/1996	20,037	19,458	19,565	19,717
11/30/1996	20,299	19,713	19,813	19,868
12/31/1996	20,236	19,652	19,744	19,868
01/31/1997	20,398	19,809	19,896	19,962
02/28/1997	20,474	19,882	19,961	20,007
03/31/1997	20,384	19,795	19,866	20,000
04/30/1997	20,624	20,028	20,092	20,163
05/31/1997	20,789	20,189	20,245	20,301
06/30/1997	20,945	20,340	20,388	20,440
07/31/1997	21,276	20,661	20,700	20,665
08/31/1997	21,257	20,643	20,671	20,684
09/30/1997	21,435	20,816	20,837	20,841
10/31/1997	21,586	20,962	20,976	20,996
11/30/1997	21,642	21,016	21,029	21,047
12/31/1997	21,800	21,170	21,176	21,191
01/31/1998	21,959	21,324	21,320	21,396
02/28/1998	22,027	21,390	21,378	21,415
03/31/1998	22,113	21,474	21,452	21,502
04/30/1998	22,225	21,583	21,553	21,603
05/31/1998	22,359	21,713	21,674	21,718
06/30/1998	22,406	21,759	21,709	21,831
07/31/1998	22,504	21,854	21,793	21,933
08/31/1998	22,585	21,933	21,863	22,209
09/30/1998	23,037	22,372	22,291	22,503
10/31/1998	22,993	22,329	22,240	22,613
11/30/1998	23,120	22,452	22,354	22,594
12/31/1998	23,254	22,582	22,472	22,673
01/31/1999	23,349	22,675	22,555	22,763
02/28/1999	23,218	22,548	22,420	22,652
03/31/1999	23,409	22,733	22,595	22,810
04/30/1999	23,524	22,844	22,694	22,883
05/31/1999	23,441	22,764	22,606	22,868
06/30/1999	23,446	22,769	22,599	22,940
07/31/1999	23,439	22,762	22,583	23,012
08/31/1999	23,446	22,769	22,581	23,079
09/30/1999	23,612	22,930	22,732	23,229
10/31/1999	23,702	23,017	22,809	23,291
11/30/1999	23,795	23,107	22,889	23,335
12/31/1999	23,830	23,142	22,914	23,368
01/31/2000	23,792	23,105	22,871	23,359
02/29/2000	23,956	23,264	23,020	23,515
03/31/2000	24,124	23,427	23,169	23,661
04/30/2000	24,170	23,472	23,204	23,722
05/31/2000	24,235	23,535	23,257	23,820
06/30/2000	24,519	23,810	23,520	24,067
07/31/2000	24,658	23,946	23,645	24,219
08/31/2000	24,925	24,205	23,891	24,398
09/30/2000	25,042	24,318	23,993	24,573
10/31/2000	25,034	24,311	23,977	24,705
11/30/2000	25,222	24,493	24,147	24,939
12/31/2000	25,547	24,809	24,449	25,236
01/31/2001	25,954	25,204	24,828	25,552
02/28/2001	26,073	25,320	24,934	25,718
03/31/2001	26,279	25,520	25,121	25,933
04/30/2001	26,347	25,586	25,177	26,002
05/31/2001	26,550	25,783	25,360	26,149
06/30/2001	26,609	25,840	25,406	26,238
07/31/2001	27,053	26,271	25,820	26,532
08/31/2001	27,207	26,421	25,957	26,685
09/30/2001	27,468	26,675	26,196	27,124
10/31/2001	27,814	27,011	26,515	27,380
11/30/2001	27,520	26,725	26,224	27,321
12/31/2001	27,456	26,663	26,153	27,331
01/31/2002	27,706	26,906	26,383	27,386
02/28/2002	27,922	27,116	26,578	27,519
03/31/2002	27,699	26,899	26,355	27,333
04/30/2002	28,062	27,251	26,690	27,638
05/31/2002	28,236	27,420	26,842	27,749
06/30/2002	28,323	27,505	26,914	27,982
07/31/2002	28,439	27,618	27,014	28,323
08/31/2002	28,718	27,889	27,265	28,420
09/30/2002	28,873	28,039	27,402	28,655
10/31/2002	29,012	28,174	27,519	28,720
11/30/2002	29,096	28,255	27,588	28,634
12/31/2002	29,425	28,575	27,886	28,903
01/31/2003	29,498	28,646	27,950	28,900
02/28/2003	29,740	28,881	28,166	29,020
03/31/2003	29,800	28,939	28,208	29,073
04/30/2003	29,946	29,081	28,335	29,128
05/31/2003	30,089	29,220	28,457	29,237
06/30/2003	30,168	29,296	28,519	29,282
07/31/2003	29,667	28,810	28,031	29,122
08/31/2003	29,783	28,922	28,127	29,142
09/30/2003	30,128	29,258	28,445	29,406
10/31/2003	29,986	29,120	28,297	29,297
11/30/2003	30,010	29,143	28,308	29,282
12/31/2003	30,160	29,289	28,435	29,452
01/31/2004	30,254	29,380	28,512	29,512
02/29/2004	30,405	29,527	28,643	29,653
03/31/2004	30,475	29,595	28,698	29,746
04/30/2004	30,225	29,352	28,451	29,459
05/31/2004	30,204	29,332	28,420	29,431
06/30/2004	30,243	29,370	28,445	29,429
07/31/2004	30,379	29,502	28,562	29,536
08/31/2004	30,629	29,744	28,785	29,740
09/30/2004	30,601	29,717	28,747	29,714
10/31/2004	30,733	29,845	28,859	29,804
11/30/2004	30,662	29,776	28,779	29,657
12/31/2004	30,736	29,848	28,836	29,719
01/31/2005	30,693	29,806	28,784	29,709
02/28/2005	30,640	29,755	28,724	29,641
03/31/2005	30,607	29,722	28,681	29,643
04/30/2005	30,796	29,907	28,847	29,809
05/31/2005	30,895	30,002	28,928	29,921
06/30/2005	30,935	30,041	28,954	29,980
07/31/2005	30,858	29,966	28,867	29,895
08/31/2005	31,058	30,161	29,043	30,081
09/30/2005	30,928	30,034	28,909	30,006

Sector Breakdown*

Commercial Paper	39.3%
U.S. Government Agencies	21.0%
Mortgage-Backed Securities	10.1%
Asset-Backed Securities	8.7%
Repurchase Agreements	5.1%
Corporate Bonds & Notes	5.1%
Certificates of Deposit	3.2%
Other	7.5%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  17

A SHORT-DURATION BOND FUND PIMCO Money Market Fund	Ticker Symbols: Class A: PYAXX Class B: PYCXX Class C: PKCXX

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund’s Class A Shares returned 1.36% for the six months ended September 30, 2005, slightly underperforming the Citigroup 3-Month Treasury Bill Index return of 1.49% for the same period.

•	The Fund, which is rated Aaa by Moody’s Investors Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

•	High quality (A1/P1) commercial paper yields rose approximately 0.91% for three-month maturities, reflecting Federal Reserve rate increases of 1.00%.

•	Higher quality (A1/P1) three-month commercial paper yields relative to Treasuries widened by about 0.20% to approximately 0.45%, while second tier commercial paper yields widened by about 0.20% to approximately 0.55% on September 30, 2005.

•	The 7-day SEC yield for the Class A Shares was 3.21% as of September 30, 2005.

Average	Annual Total Return For periods ended 09/30/05

	7-Day Yield	30-Day Yield	6 month	1 year	5 year	10 year	Inception† (03/01/91)
PIMCO Money Market Fund Class A	3.21%	3.12%	1.36%	2.19%	1.92%	3.51%	3.64%
PIMCO Money Market Fund Class B	2.76%	2.66%	1.17%	1.80%	1.27%	3.08%	3.32%
Citigroup 3-Month Treasury Bill Index	—	—	1.49%	2.52%	2.35%	3.77%	3.95%
Lipper Money Market Fund Average	—	—	1.18%	1.85%	1.72%	3.36%	3.61%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. †The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,013.60	$1,011.70	$1,013.60	$1,022.21	$1,020.26	$1,022.21
Expenses Paid During Period	$2.88	$4.84	$2.88	$2.89	$4.86	$2.89

For each class of the Fund, expenses are equal to the expense ratio for the class (0.57% for Class A, 0.96% for Class B, 0.57% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Money Market A	PIMCO Money Market B	PIMCO Money Market C	Citigroup 3 Month Treasury Bill Index
02/28/1991	10,000	10,000	10,000	10,000
03/31/1991	10,048	10,041	10,048	10,052
04/30/1991	10,096	10,081	10,096	10,100
05/31/1991	10,146	10,122	10,146	10,149
06/30/1991	10,189	10,158	10,189	10,196
07/31/1991	10,234	10,196	10,234	10,245
08/31/1991	10,280	10,233	10,280	10,293
09/30/1991	10,322	10,267	10,322	10,339
10/31/1991	10,363	10,299	10,363	10,384
11/30/1991	10,402	10,330	10,402	10,426
12/31/1991	10,451	10,370	10,451	10,465
01/31/1992	10,485	10,396	10,485	10,501
02/29/1992	10,515	10,418	10,515	10,534
03/31/1992	10,546	10,441	10,546	10,569
04/30/1992	10,577	10,463	10,577	10,604
05/31/1992	10,606	10,484	10,606	10,639
06/30/1992	10,635	10,503	10,635	10,671
07/31/1992	10,664	10,523	10,664	10,703
08/31/1992	10,688	10,539	10,688	10,734
09/30/1992	10,712	10,554	10,712	10,760
10/31/1992	10,735	10,570	10,735	10,788
11/30/1992	10,758	10,584	10,758	10,815
12/31/1992	10,785	10,602	10,785	10,844
01/31/1993	10,806	10,615	10,806	10,872
02/28/1993	10,827	10,629	10,827	10,898
03/31/1993	10,852	10,645	10,852	10,925
04/30/1993	10,874	10,659	10,874	10,952
05/31/1993	10,893	10,671	10,893	10,980
06/30/1993	10,917	10,687	10,917	11,007
07/31/1993	10,940	10,701	10,940	11,036
08/31/1993	10,964	10,717	10,964	11,065
09/30/1993	10,987	10,730	10,987	11,092
10/31/1993	11,011	10,746	11,011	11,121
11/30/1993	11,036	10,762	11,036	11,149
12/31/1993	11,059	10,776	11,059	11,178
01/31/1994	11,083	10,791	11,083	11,208
02/28/1994	11,104	10,805	11,104	11,235
03/31/1994	11,130	10,821	11,130	11,267
04/30/1994	11,155	10,838	11,155	11,300
05/31/1994	11,186	10,860	11,186	11,338
06/30/1994	11,219	10,884	11,219	11,376
07/31/1994	11,253	10,908	11,253	11,417
08/31/1994	11,293	10,938	11,293	11,460
09/30/1994	11,330	10,966	11,330	11,503
10/31/1994	11,372	10,997	11,372	11,550
11/30/1994	11,417	11,032	11,417	11,599
12/31/1994	11,466	11,070	11,466	11,653
01/31/1995	11,520	11,113	11,520	11,707
02/28/1995	11,568	11,152	11,568	11,758
03/31/1995	11,620	11,195	11,620	11,816
04/30/1995	11,669	11,234	11,669	11,873
05/31/1995	11,726	11,281	11,726	11,932
06/30/1995	11,779	11,324	11,779	11,988
07/31/1995	11,832	11,366	11,832	12,046
08/31/1995	11,884	11,408	11,884	12,103
09/30/1995	11,933	11,445	11,933	12,157
10/31/1995	11,986	11,489	11,986	12,213
11/30/1995	12,073	11,562	12,073	12,267
12/31/1995	12,131	11,609	12,131	12,323
01/31/1996	12,184	11,650	12,184	12,379
02/29/1996	12,234	11,690	12,234	12,429
03/31/1996	12,283	11,729	12,283	12,482
04/30/1996	12,333	11,769	12,333	12,533
05/31/1996	12,389	11,812	12,389	12,587
06/30/1996	12,433	11,846	12,433	12,640
07/31/1996	12,484	11,885	12,484	12,695
08/31/1996	12,540	11,931	12,540	12,751
09/30/1996	12,588	11,966	12,588	12,805
10/31/1996	12,638	12,006	12,638	12,861
11/30/1996	12,689	12,044	12,689	12,915
12/31/1996	12,738	12,083	12,738	12,971
01/31/1997	12,791	12,124	12,791	13,027
02/28/1997	12,837	12,160	12,838	13,078
03/31/1997	12,885	12,199	12,887	13,135
04/30/1997	12,938	12,241	12,940	13,191
05/31/1997	12,995	12,286	12,998	13,249
06/30/1997	13,046	12,327	13,050	13,305
07/31/1997	13,101	12,368	13,105	13,362
08/31/1997	13,160	12,414	13,162	13,420
09/30/1997	13,211	12,455	13,215	13,476
10/31/1997	13,270	12,500	13,274	13,535
11/30/1997	13,321	12,540	13,326	13,592
12/31/1997	13,381	12,586	13,386	13,651
01/31/1998	13,438	12,632	13,444	13,711
02/28/1998	13,489	12,671	13,496	13,766
03/31/1998	13,543	12,722	13,551	13,827
04/30/1998	13,599	12,774	13,607	13,886
05/31/1998	13,656	12,827	13,666	13,946
06/30/1998	13,712	12,880	13,722	14,003
07/31/1998	13,770	12,934	13,782	14,062
08/31/1998	13,825	12,986	13,837	14,122
09/30/1998	13,881	13,039	13,894	14,180
10/31/1998	13,934	13,089	13,952	14,237
11/30/1998	13,987	13,138	14,004	14,289
12/31/1998	14,046	13,194	14,064	14,342
01/31/1999	14,094	13,238	14,112	14,396
02/28/1999	14,139	13,281	14,158	14,445
03/31/1999	14,188	13,327	14,209	14,500
04/30/1999	14,242	13,378	14,263	14,554
05/31/1999	14,290	13,423	14,312	14,609
06/30/1999	14,341	13,470	14,362	14,664
07/31/1999	14,396	13,523	14,418	14,721
08/31/1999	14,450	13,573	14,473	14,779
09/30/1999	14,506	13,626	14,529	14,837
10/31/1999	14,566	13,682	14,589	14,898
11/30/1999	14,624	13,736	14,647	14,958
12/31/1999	14,694	13,802	14,717	15,022
01/31/2000	14,754	13,859	14,779	15,088
02/29/2000	14,815	13,916	14,841	15,152
03/31/2000	14,886	13,983	14,914	15,223
04/30/2000	14,947	14,040	14,975	15,294
05/31/2000	15,017	14,106	15,046	15,369
06/30/2000	15,095	14,179	15,124	15,441
07/31/2000	15,168	14,247	15,196	15,516
08/31/2000	15,247	14,321	15,277	15,593
09/30/2000	15,324	14,394	15,355	15,670
10/31/2000	15,401	14,466	15,432	15,753
11/30/2000	15,478	14,539	15,509	15,833
12/31/2000	15,562	14,617	15,593	15,916
01/31/2001	15,635	14,686	15,666	15,998
02/28/2001	15,703	14,751	15,733	16,068
03/31/2001	15,771	14,814	15,801	16,138
04/30/2001	15,829	14,869	15,859	16,200
05/31/2001	15,883	14,919	15,913	16,260
06/30/2001	15,932	14,966	15,963	16,312
07/31/2001	15,977	15,007	16,007	16,363
08/31/2001	16,025	15,053	16,055	16,413
09/30/2001	16,059	15,084	16,089	16,460
10/31/2001	16,087	15,111	16,118	16,503
11/30/2001	16,115	15,137	16,145	16,538
12/31/2001	16,137	15,158	16,168	16,567
01/31/2002	16,154	15,173	16,184	16,593
02/28/2002	16,170	15,188	16,200	16,615
03/31/2002	16,191	15,208	16,221	16,640
04/30/2002	16,209	15,225	16,239	16,664
05/31/2002	16,228	15,243	16,259	16,688
06/30/2002	16,244	15,258	16,275	16,712
07/31/2002	16,262	15,275	16,293	16,736
08/31/2002	16,280	15,292	16,311	16,760
09/30/2002	16,295	15,306	16,325	16,784
10/31/2002	16,311	15,321	16,342	16,807
11/30/2002	16,324	15,333	16,355	16,828
12/31/2002	16,337	15,346	16,368	16,849
01/31/2003	16,348	15,356	16,379	16,867
02/28/2003	16,357	15,364	16,388	16,882
03/31/2003	16,365	15,372	16,396	16,900
04/30/2003	16,373	15,379	16,404	16,916
05/31/2003	16,381	15,387	16,412	16,932
06/30/2003	16,389	15,395	16,420	16,947
07/31/2003	16,396	15,401	16,427	16,962
08/31/2003	16,401	15,406	16,432	16,976
09/30/2003	16,406	15,410	16,437	16,989
10/31/2003	16,412	15,416	16,443	17,003
11/30/2003	16,417	15,421	16,448	17,016
12/31/2003	16,424	15,427	16,455	17,030
01/31/2004	16,430	15,433	16,461	17,043
02/29/2004	16,435	15,438	16,466	17,056
03/31/2004	16,440	15,443	16,471	17,069
04/30/2004	16,445	15,447	16,476	17,082
05/31/2004	16,450	15,452	16,481	17,096
06/30/2004	16,457	15,458	16,488	17,110
07/31/2004	16,465	15,466	16,496	17,126
08/31/2004	16,475	15,475	16,506	17,145
09/30/2004	16,488	15,487	16,519	17,165
10/31/2004	16,504	15,503	16,536	17,188
11/30/2004	16,523	15,520	16,554	17,213
12/31/2004	16,546	15,542	16,577	17,241
01/31/2005	16,569	15,563	16,600	17,272
02/28/2005	16,594	15,587	16,625	17,302
03/31/2005	16,622	15,613	16,655	17,339
04/30/2005	16,655	15,645	16,688	17,376
05/31/2005	16,689	15,676	16,722	17,418
06/30/2005	16,724	15,709	16,757	17,458
07/31/2005	16,762	15,745	16,795	17,503
08/31/2005	16,804	15,784	16,837	17,549
09/30/2005	16,849	15,827	16,883	17,597

Sector Breakdown*

Commercial Paper	87.4%
Repurchase Agreements	12.5%
U.S. Treasury Bill	0.1%

*	% of total investments as of September 30, 2005

18  PIMCO Funds Semi-Annual Report  |  09.30.05

A SHORT DURATION BOND FUND PIMCO Short-Term Fund	Ticker Symbols: Class A: PSHAX Class B: PTSBX Class C: PFTCX

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class A Shares returned 1.38% for the six-month period ended September 30, 2005, underperforming the Citigroup 3-Month Treasury Bill Index return of 1.49% for the same period.

•	Above-benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages enhanced returns primarily due to the yield premiums provided by these holdings.

•	A corporate emphasis was slightly positive, as security selection added to returns and spreads tightened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value as improving credit fundamentals boosted demand and spreads narrowed.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (10/07/87)
PIMCO Short-Term Fund Class A	1.38%	2.18%	2.97%	4.48%	5.16%
PIMCO Short-Term Fund Class A (adjusted)	–0.90%	–0.12%	2.50%	4.27%	5.04%
PIMCO Short-Term Fund Class B	0.99%	1.41%	2.21%	4.11%	4.94%
PIMCO Short-Term Fund Class B (adjusted)	–4.01%	–3.57%	1.84%	4.11%	4.94%
PIMCO Short-Term Fund Class C (adjusted)	0.23%	0.87%	2.66%	4.17%	4.84%
Citigroup 3-Month Treasury Bill Index	1.49%	2.52%	2.35%	3.77%	4.63%
Lipper Ultra-Short Obligations Fund Average	1.42%	2.17%	2.97%	4.33%	4.68%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. †The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,013.80	$1,009.90	$1,012.30	$1,021.31	$1,017.55	$1,019.80
Expenses Paid During Period	$3.79	$7.56	$5.30	$3.80	$7.59	$5.32

For each class of the Fund, expenses are equal to the expense ratio for the class (0.75% for Class A, 1.50% for Class B, 1.05% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Short Term A	PIMCO Short Term B	PIMCO Short Term C	Citigroup 3-Month Treasury Bill Index
10/31/1987	9,775	10,000	10,000	10,000
11/30/1987	9,830	10,049	10,053	10,048
12/31/1987	9,887	10,100	10,108	10,095
01/31/1988	9,951	10,160	10,172	10,142
02/29/1988	9,990	10,193	10,209	10,190
03/31/1988	10,042	10,240	10,260	10,238
04/30/1988	10,094	10,287	10,311	10,287
05/31/1988	10,147	10,336	10,364	10,340
06/30/1988	10,202	10,385	10,416	10,395
07/31/1988	10,251	10,429	10,464	10,452
08/31/1988	10,314	10,486	10,526	10,513
09/30/1988	10,379	10,546	10,589	10,576
10/31/1988	10,467	10,628	10,676	10,640
11/30/1988	10,534	10,690	10,742	10,707
12/31/1988	10,593	10,743	10,799	10,777
01/31/1989	10,666	10,811	10,871	10,850
02/28/1989	10,739	10,878	10,943	10,926
03/31/1989	10,830	10,963	11,033	11,005
04/30/1989	10,909	11,036	11,111	11,087
05/31/1989	11,005	11,127	11,207	11,170
06/30/1989	11,085	11,201	11,285	11,248
07/31/1989	11,176	11,286	11,374	11,326
08/31/1989	11,233	11,335	11,429	11,403
09/30/1989	11,307	11,403	11,502	11,477
10/31/1989	11,410	11,500	11,603	11,555
11/30/1989	11,483	11,567	11,675	11,630
12/31/1989	11,546	11,623	11,737	11,707
01/31/1990	11,599	11,670	11,789	11,784
02/28/1990	11,668	11,732	11,855	11,855
03/31/1990	11,743	11,800	11,927	11,934
04/30/1990	11,788	11,839	11,970	12,012
05/31/1990	11,897	11,941	12,078	12,094
06/30/1990	11,972	12,009	12,150	12,172
07/31/1990	12,052	12,082	12,228	12,253
08/31/1990	12,113	12,136	12,288	12,333
09/30/1990	12,192	12,207	12,364	12,408
10/31/1990	12,282	12,288	12,452	12,486
11/30/1990	12,378	12,377	12,545	12,560
12/31/1990	12,475	12,466	12,641	12,634
01/31/1991	12,562	12,545	12,725	12,706
02/28/1991	12,627	12,604	12,789	12,768
03/31/1991	12,683	12,651	12,842	12,834
04/30/1991	12,759	12,720	12,915	12,896
05/31/1991	12,828	12,781	12,982	12,959
06/30/1991	12,873	12,818	13,025	13,019
07/31/1991	12,946	12,883	13,096	13,081
08/31/1991	13,027	12,955	13,174	13,142
09/30/1991	13,096	13,016	13,239	13,201
10/31/1991	13,169	13,081	13,311	13,259
11/30/1991	13,199	13,104	13,339	13,311
12/31/1991	13,251	13,147	13,388	13,361
01/31/1992	13,298	13,186	13,432	13,407
02/29/1992	13,324	13,203	13,454	13,449
03/31/1992	13,346	13,218	13,474	13,495
04/30/1992	13,400	13,263	13,525	13,539
05/31/1992	13,439	13,293	13,562	13,583
06/30/1992	13,490	13,336	13,611	13,625
07/31/1992	13,544	13,380	13,661	13,666
08/31/1992	13,576	13,404	13,690	13,705
09/30/1992	13,610	13,430	13,720	13,739
10/31/1992	13,622	13,434	13,729	13,774
11/30/1992	13,637	13,440	13,740	13,808
12/31/1992	13,675	13,470	13,775	13,845
01/31/1993	13,719	13,505	13,816	13,882
02/28/1993	13,753	13,531	13,848	13,914
03/31/1993	13,815	13,582	13,906	13,949
04/30/1993	13,861	13,619	13,949	13,983
05/31/1993	13,914	13,662	13,999	14,019
06/30/1993	13,968	13,706	14,050	14,054
07/31/1993	14,017	13,746	14,095	14,091
08/31/1993	14,052	13,772	14,126	14,127
09/30/1993	14,086	13,797	14,157	14,163
10/31/1993	14,133	13,835	14,201	14,199
11/30/1993	14,184	13,877	14,249	14,235
12/31/1993	14,250	13,932	14,310	14,273
01/31/1994	14,272	13,946	14,330	14,310
02/28/1994	14,287	13,953	14,342	14,345
03/31/1994	14,262	13,920	14,313	14,385
04/30/1994	14,284	13,932	14,332	14,428
05/31/1994	14,292	13,931	14,336	14,476
06/30/1994	14,357	13,985	14,398	14,525
07/31/1994	14,423	14,041	14,461	14,578
08/31/1994	14,477	14,086	14,513	14,632
09/30/1994	14,492	14,092	14,525	14,687
10/31/1994	14,528	14,118	14,558	14,747
11/30/1994	14,538	14,128	14,565	14,809
12/31/1994	14,599	14,188	14,624	14,878
01/31/1995	14,671	14,257	14,691	14,947
02/28/1995	14,804	14,387	14,822	15,013
03/31/1995	14,836	14,417	14,848	15,087
04/30/1995	14,993	14,570	15,003	15,159
05/31/1995	15,143	14,716	15,148	15,234
06/30/1995	15,191	14,763	15,194	15,306
07/31/1995	15,282	14,851	15,280	15,380
08/31/1995	15,351	14,918	15,346	15,453
09/30/1995	15,494	15,057	15,484	15,523
10/31/1995	15,604	15,164	15,589	15,594
11/30/1995	15,747	15,303	15,728	15,663
12/31/1995	15,880	15,432	15,857	15,734
01/31/1996	15,954	15,504	15,927	15,805
02/29/1996	15,981	15,531	15,951	15,870
03/31/1996	16,031	15,579	15,997	15,937
04/30/1996	16,105	15,650	16,067	16,003
05/31/1996	16,187	15,730	16,146	16,071
06/30/1996	16,274	15,815	16,230	16,139
07/31/1996	16,320	15,859	16,271	16,209
08/31/1996	16,421	15,958	16,368	16,280
09/30/1996	16,577	16,109	16,521	16,350
10/31/1996	16,708	16,237	16,648	16,421
11/30/1996	16,857	16,381	16,793	16,490
12/31/1996	16,921	16,443	16,851	16,561
01/31/1997	17,021	16,540	16,946	16,633
02/28/1997	17,094	16,612	17,015	16,698
03/31/1997	17,101	16,618	17,020	16,770
04/30/1997	17,196	16,711	17,112	16,842
05/31/1997	17,318	16,830	17,230	16,916
06/30/1997	17,433	16,941	17,337	16,987
07/31/1997	17,567	17,071	17,467	17,061
08/31/1997	17,618	17,121	17,514	17,134
09/30/1997	17,734	17,234	17,626	17,207
10/31/1997	17,773	17,272	17,662	17,282
11/30/1997	17,850	17,346	17,736	17,355
12/31/1997	17,948	17,442	17,828	17,430
01/31/1998	18,052	17,543	17,928	17,507
02/28/1998	18,113	17,602	17,985	17,576
03/31/1998	18,233	17,719	18,100	17,654
04/30/1998	18,315	17,798	18,178	17,729
05/31/1998	18,396	17,877	18,255	17,806
06/30/1998	18,458	17,937	18,311	17,879
07/31/1998	18,567	18,043	18,414	17,955
08/31/1998	18,573	18,049	18,416	18,031
09/30/1998	18,695	18,168	18,532	18,105
10/31/1998	18,764	18,235	18,595	18,178
11/30/1998	18,826	18,295	18,652	18,245
12/31/1998	18,903	18,370	18,725	18,312
01/31/1999	18,975	18,440	18,792	18,380
02/28/1999	19,051	18,514	18,862	18,443
03/31/1999	19,184	18,643	18,990	18,514
04/30/1999	19,271	18,727	19,072	18,582
05/31/1999	19,273	18,729	19,070	18,653
06/30/1999	19,338	18,793	19,131	18,723
07/31/1999	19,404	18,857	19,190	18,796
08/31/1999	19,466	18,917	19,246	18,870
09/30/1999	19,552	19,000	19,325	18,944
10/31/1999	19,644	19,090	19,410	19,021
11/30/1999	19,736	19,179	19,495	19,098
12/31/1999	19,813	19,254	19,567	19,180
01/31/2000	19,866	19,306	19,620	19,264
02/29/2000	19,970	19,406	19,712	19,346
03/31/2000	20,098	19,531	19,833	19,437
04/30/2000	20,170	19,601	19,900	19,528
05/31/2000	20,277	19,705	20,002	19,624
06/30/2000	20,400	19,825	20,118	19,716
07/31/2000	20,505	19,926	20,216	19,811
08/31/2000	20,632	20,050	20,335	19,909
09/30/2000	20,749	20,164	20,447	20,008
10/31/2000	20,838	20,251	20,531	20,113
11/30/2000	21,005	20,413	20,691	20,216
12/31/2000	21,171	20,574	20,848	20,322
01/31/2001	21,315	20,714	20,984	20,427
02/28/2001	21,456	20,851	21,118	20,515
03/31/2001	21,550	20,942	21,205	20,606
04/30/2001	21,611	21,001	21,260	20,685
05/31/2001	21,777	21,163	21,417	20,760
06/30/2001	21,812	21,196	21,445	20,827
07/31/2001	21,960	21,341	21,587	20,892
08/31/2001	22,033	21,411	21,654	20,956
09/30/2001	22,132	21,507	21,745	21,016
10/31/2001	22,211	21,585	21,816	21,071
11/30/2001	22,245	21,617	21,845	21,116
12/31/2001	22,276	21,647	21,871	21,153
01/31/2002	22,323	21,693	21,912	21,186
02/28/2002	22,347	21,717	21,930	21,214
03/31/2002	22,343	21,712	21,919	21,246
04/30/2002	22,390	21,758	21,961	21,276
05/31/2002	22,439	21,806	22,002	21,308
06/30/2002	22,419	21,786	21,978	21,338
07/31/2002	22,309	21,680	21,866	21,369
08/31/2002	22,454	21,820	22,002	21,400
09/30/2002	22,503	21,868	22,046	21,429
10/31/2002	22,557	21,921	22,092	21,459
11/30/2002	22,747	22,105	22,271	21,487
12/31/2002	22,820	22,176	22,338	21,512
01/31/2003	22,913	22,267	22,423	21,536
02/28/2003	23,021	22,371	22,521	21,556
03/31/2003	23,053	22,403	22,548	21,577
04/30/2003	23,131	22,479	22,620	21,598
05/31/2003	23,187	22,533	22,668	21,619
06/30/2003	23,212	22,558	22,688	21,639
07/31/2003	23,127	22,474	22,598	21,657
08/31/2003	23,152	22,499	22,616	21,675
09/30/2003	23,268	22,611	22,724	21,692
10/31/2003	23,249	22,593	22,699	21,709
11/30/2003	23,249	22,593	22,695	21,726
12/31/2003	23,312	22,654	22,749	21,743
01/31/2004	23,328	22,670	22,761	21,761
02/29/2004	23,389	22,729	22,815	21,777
03/31/2004	23,433	22,772	22,854	21,794
04/30/2004	23,382	22,722	22,797	21,811
05/31/2004	23,398	22,738	22,808	21,828
06/30/2004	23,417	22,756	22,820	21,846
07/31/2004	23,440	22,779	22,836	21,867
08/31/2004	23,485	22,822	22,874	21,890
09/30/2004	23,508	22,845	22,893	21,916
10/31/2004	23,558	22,893	22,936	21,946
11/30/2004	23,586	22,921	22,959	21,977
12/31/2004	23,624	22,957	22,989	22,013
01/31/2005	23,659	22,992	23,019	22,053
02/28/2005	23,671	23,003	23,026	22,091
03/31/2005	23,692	23,024	23,040	22,138
04/30/2005	23,763	23,093	23,102	22,186
05/31/2005	23,835	23,162	23,166	22,239
06/30/2005	23,863	23,190	23,187	22,291
07/31/2005	23,920	23,246	23,236	22,347
08/31/2005	24,004	23,327	23,313	22,407
09/30/2005	24,021	23,343	23,322	22,468

Sector Breakdown*

Short-Term Instruments	48.9%
U.S. Government Agencies	19.2%
Corporate Bonds & Notes	13.3%
Mortgage-Backed Securities	6.7%
Asset-Backed Securities	6.4%
Other	5.5%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  19

A GOVERNMENT / MORTGAGE FUND PIMCO Total Return Mortgage Fund	Ticker Symbols: Class A: PMRAX Class B: PMRBX Class C: PMRCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	For the six-month period ended September 30, 2005, the Fund’s Class A Shares returned 1.98%, moderately underperforming the 2.12% return of the benchmark Lehman Brothers Mortgage Index.

•	Tactical adjustments to duration exposure, or sensitivity to changes in market interest rates, were neutral for performance as Treasury yields were volatile over the six-month period; 10-year rates ended the period at 4.32%, compared to 4.48% on March 31, 2005.

•	An overweight to 30-year FNMA mortgages was a slight drag on returns.

•	Near-index exposure to 15-year issues was neutral for performance; the shorter duration of these issues helped them weather the volatile interest rate environment.

•	Commercial mortgage-backed securities and asset-backed securities (“ABS”) aided returns as their more stable structures better withstood the market impact of hurricanes, $3 per gallon gas prices and a record level of ABS issuance.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class A	1.98%	2.91%	6.57%	—	6.58%
PIMCO Total Return Mortgage Fund Class A (adjusted)	–1.81%	–0.92%	5.75%	—	6.09%
PIMCO Total Return Mortgage Fund Class B	1.60%	2.14%	5.78%	—	6.10%
PIMCO Total Return Mortgage Fund Class B (adjusted)	–1.90%	–1.28%	5.70%	—	6.10%
PIMCO Total Return Mortgage Fund Class C (adjusted)	0.60%	1.16%	5.77%	—	5.79%
Lehman Brothers Mortgage Index	2.12%	3.29%	6.12%	—	6.10%
Lipper U.S. Mortgage Fund Average	1.82%	2.45%	5.47%	—	5.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,019.80	$1,016.00	$1,016.00	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.56	$8.34	$8.34	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	PIMCO Total Return Mortgage A	PIMCO Total Return Mortgage B	PIMCO Total Return Mortgage C	Lehman Brothers Mortgage Index
07/31/1997	9,625	10,000	10,000	10,000
08/31/1997	9,632	10,000	10,000	9,976
09/30/1997	9,781	10,149	10,149	10,103
10/31/1997	9,924	10,290	10,290	10,215
11/30/1997	9,967	10,329	10,329	10,248
12/31/1997	10,082	10,442	10,442	10,342
01/31/1998	10,190	10,547	10,547	10,445
02/28/1998	10,206	10,559	10,559	10,467
03/31/1998	10,242	10,588	10,588	10,511
04/30/1998	10,309	10,651	10,651	10,571
05/31/1998	10,395	10,733	10,733	10,641
06/30/1998	10,461	10,794	10,794	10,692
07/31/1998	10,499	10,828	10,828	10,746
08/31/1998	10,623	10,949	10,949	10,843
09/30/1998	10,740	11,063	11,063	10,974
10/31/1998	10,695	11,010	11,010	10,960
11/30/1998	10,740	11,049	11,049	11,014
12/31/1998	10,768	11,070	11,070	11,061
01/31/1999	10,831	11,128	11,128	11,140
02/28/1999	10,772	11,061	11,061	11,096
03/31/1999	10,840	11,124	11,124	11,171
04/30/1999	10,891	11,170	11,170	11,222
05/31/1999	10,829	11,099	11,099	11,159
06/30/1999	10,814	11,078	11,078	11,120
07/31/1999	10,772	11,028	11,028	11,045
08/31/1999	10,764	11,013	11,013	11,044
09/30/1999	10,909	11,155	11,155	11,223
10/31/1999	10,959	11,200	11,200	11,288
11/30/1999	11,010	11,244	11,244	11,294
12/31/1999	10,984	11,211	11,211	11,267
01/31/2000	10,910	11,128	11,128	11,169
02/29/2000	11,072	11,287	11,287	11,298
03/31/2000	11,218	11,428	11,428	11,422
04/30/2000	11,177	11,379	11,379	11,430
05/31/2000	11,169	11,363	11,363	11,435
06/30/2000	11,374	11,565	11,565	11,680
07/31/2000	11,484	11,669	11,669	11,755
08/31/2000	11,669	11,851	11,851	11,933
09/30/2000	11,783	11,960	11,960	12,056
10/31/2000	11,862	12,033	12,032	12,143
11/30/2000	12,050	12,216	12,215	12,326
12/31/2000	12,277	12,438	12,437	12,524
01/31/2001	12,466	12,623	12,621	12,719
02/28/2001	12,582	12,729	12,729	12,792
03/31/2001	12,641	12,779	12,778	12,866
04/30/2001	12,634	12,764	12,763	12,884
05/31/2001	12,755	12,878	12,876	12,970
06/30/2001	12,794	12,910	12,909	12,997
07/31/2001	13,076	13,186	13,185	13,228
08/31/2001	13,191	13,293	13,292	13,345
09/30/2001	13,378	13,474	13,472	13,545
10/31/2001	13,583	13,672	13,670	13,732
11/30/2001	13,485	13,565	13,564	13,605
12/31/2001	13,453	13,525	13,523	13,554
01/31/2002	13,585	13,649	13,648	13,679
02/28/2002	13,727	13,785	13,783	13,835
03/31/2002	13,580	13,628	13,627	13,688
04/30/2002	13,840	13,879	13,878	13,948
05/31/2002	13,919	13,948	13,947	14,049
06/30/2002	14,048	14,070	14,068	14,165
07/31/2002	14,226	14,240	14,239	14,327
08/31/2002	14,363	14,367	14,365	14,440
09/30/2002	14,462	14,457	14,456	14,543
10/31/2002	14,506	14,492	14,491	14,598
11/30/2002	14,514	14,491	14,489	14,588
12/31/2002	14,667	14,634	14,633	14,740
01/31/2003	14,702	14,660	14,659	14,776
02/28/2003	14,794	14,748	14,742	14,875
03/31/2003	14,809	14,754	14,748	14,876
04/30/2003	14,877	14,813	14,807	14,939
05/31/2003	14,932	14,858	14,852	14,951
06/30/2003	14,983	14,899	14,893	14,975
07/31/2003	14,597	14,504	14,499	14,695
08/31/2003	14,837	14,734	14,728	14,799
09/30/2003	15,060	14,946	14,940	15,052
10/31/2003	15,048	14,923	14,917	14,999
11/30/2003	15,072	14,940	14,934	15,031
12/31/2003	15,224	15,080	15,074	15,192
01/31/2004	15,303	15,148	15,142	15,287
02/29/2004	15,429	15,265	15,259	15,416
03/31/2004	15,474	15,300	15,294	15,484
04/30/2004	15,232	15,061	15,046	15,208
05/31/2004	15,203	15,032	15,008	15,175
06/30/2004	15,316	15,144	15,110	15,309
07/31/2004	15,497	15,322	15,280	15,446
08/31/2004	15,710	15,534	15,481	15,685
09/30/2004	15,743	15,566	15,505	15,708
10/31/2004	15,846	15,668	15,594	15,835
11/30/2004	15,793	15,616	15,534	15,795
12/31/2004	15,912	15,733	15,639	15,907
01/31/2005	16,004	15,824	15,722	15,991
02/28/2005	15,934	15,755	15,645	15,917
03/31/2005	15,884	15,706	15,587	15,888
04/30/2005	16,058	15,877	15,746	16,064
05/31/2005	16,173	15,991	15,849	16,190
06/30/2005	16,233	16,051	15,898	16,249
07/31/2005	16,175	15,993	15,829	16,167
08/31/2005	16,314	16,130	15,956	16,311
09/30/2005	16,199	16,017	15,835	16,225

Sector Breakdown*

U.S. Government Agencies	81.7%
Asset-Backed Securities	10.3%
Mortgage-Backed Securities	5.2%
Short-Term Instruments	2.8%

*	% of total investments as of September 30, 2005

20  PIMCO Funds Semi-Annual Report  |  09.30.05

Schedule of Investment s

Developing Local Markets Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.0%

Banking & Finance 4.1%

Banque Centrale de Tunisie
7.500% due 09/19/2007	$250	$264
Export-Import Bank of Korea
4.250% due 11/27/2007	3,300	3,272
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	3,300	3,300
Pemex Finance Ltd.
9.690% due 08/15/2009	1,120	1,216
Russian Ministry of Finance
3.000% due 05/14/2006	4,600	4,563

		12,615

Industrials 2.9%

CSN Iron S.A.
9.125% due 06/01/2007	2,000	2,130
Gazprom
9.125% due 04/25/2007	3,925	4,174
Safeway, Inc.
4.163% due 11/01/2005 (a)	2,600	2,600

		8,904

Utilities 2.0%

Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	3,500	3,501
Duke Energy Corp.
4.240% due 12/08/2005 (a)	1,250	1,250
Sprint Capital Corp.
4.780% due 08/17/2006 (a)	1,300	1,302

		6,053

Total Corporate Bonds & Notes (Cost $27,590)		27,572

U.S. GOVERNMENT AGENCIES 0.8%

Freddie Mac
3.960% due 08/25/2031 (a)	1,163	1,169
3.970% due 09/25/2031 (a)	1,197	1,198

Total U.S. Government Agencies (Cost $2,361)		2,367

MORTGAGE-BACKED SECURITIES 1.7%

MASTR Alternative Loans Trust
3.844% due 08/25/2034	1,300	1,296
Sequoia Mortgage Trust
4.081% due 04/25/2035 (a)	1,250	1,228
Structured Asset Securities Corp.
3.930% due 06/25/2035 (a)	2,573	2,574

Total Mortgage-Backed Securities (Cost $5,104)		5,098

ASSET-BACKED SECURITIES 14.2%

ACE Securities Corp.
3.948% due 10/25/2035 (a)	3,300	3,302
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)	1,300	1,301
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	1,500	1,502
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	1,174	1,174
3.929% due 08/25/2035 (a)	1,300	1,301
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	822	822
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 07/25/2031 (a)	510	510
4.040% due 09/25/2031 (a)	398	398
4.030% due 09/25/2034 (a)	3,484	3,488
Citigroup Mortgage Loan Trust, Inc.
3.850% due 09/25/2035 (a)	1,250	1,250
Countrywide Asset-Backed Certificates
3.938% due 01/25/2036 (a)	1,250	1,250
4.028% due 01/25/2036 (a)	1,250	1,253
FBR Securitization Trust
3.950% due 09/25/2035 (a)	3,400	3,403
4.010% due 09/25/2035 (a)	2,600	2,603
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)	218	218
First NLC Trust
3.940% due 09/25/2035 (a)	1,182	1,183
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	2,254	2,257
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	2,842	2,844
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)	1,300	1,300
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	1,213	1,214
Renaissance Home Equity Loan Trust
4.030% due 02/25/2035 (a)	1,004	1,006
3.990% due 11/25/2035 (a)	1,250	1,251
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	1,300	1,301
Residential Asset Securities Corp.
3.940% due 10/25/2035 (a)	1,250	1,252
SACO I, Inc.
3.910% due 07/25/2035 (a)	1,250	1,252
0.000% due 10/25/2035 (a)	1,300	1,300
Soundview Home Equity Loan Trust
3.951% due 11/25/2035 (a)	1,300	1,300
Structured Asset Investment Loan Trust
4.030% due 04/25/2034 (a)	2,393	2,395

Total Asset-Backed Securities (Cost $43,597)		43,630

SOVEREIGN ISSUES 2.5%

Republic of Brazil
4.250% due 04/15/2006 (a)	5,600	5,611
Republic of Ukraine
11.000% due 03/15/2007	1,680	1,780
Republic of Venezuela
4.563% due 12/18/2007 (a)	119	118

Total Sovereign Issues (Cost $7,477)		7,509

SHORT-TERM INSTRUMENTS 71.1%

Certificates of Deposit 2.8%

Citibank New York N.A.
3.590% due 10/25/2005	2,300	2,300
Unicredito Italiano SpA
3.582% due 10/24/2005	6,200	6,200

		8,500

Commercial Paper 68.0%

ABN AMRO North America
3.520% due 10/19/2005	6,000	5,991
Anz National International Ltd.
3.535% due 10/21/2005	6,800	6,788
3.540% due 10/25/2005	700	698
3.750% due 12/12/2005	1,100	1,091
ASB Bank Ltd.
3.460% due 10/11/2005	3,800	3,797
3.515% due 10/18/2005	1,700	1,698
3.620% due 10/21/2005	2,200	2,196
Bank of America N.A.
3.525% due 10/17/2005	5,000	4,993
Bank of Ireland
3.680% due 11/14/2005	7,200	7,169
3.960% due 01/27/2006	1,800	1,776
Barclays U.S. Funding Corp.
3.450% due 10/05/2005	2,400	2,400
3.710% due 11/16/2005	1,400	1,394
3.765% due 12/12/2005	2,500	2,480
3.785% due 12/14/2005	2,600	2,579
BNP Paribas Finance
3.680% due 12/02/2005	7,100	7,052
3.770% due 12/19/2005	1,000	991
CBA (de) Finance
3.550% due 10/25/2005	200	200
CDC Commercial Paper, Inc.
3.360% due 10/04/2005	3,800	3,800
3.520% due 10/21/2005	3,700	3,693
3.610% due 11/04/2005	300	299
Danske Corp.
3.460% due 10/11/2005	5,300	5,296
3.550% due 10/25/2005	400	399
3.700% due 11/16/2005	500	498
3.685% due 12/09/2005	2,200	2,183
3.800% due 01/17/2006	500	494
Dexia Delaware LLC
3.510% due 10/14/2005	3,100	3,097
DnB NORBank ASA
3.525% due 11/07/2005	2,400	2,392
3.590% due 11/18/2005	900	896
3.780% due 12/22/2005	600	595
3.800% due 01/13/2006	2,400	2,372
Fannie Mae
3.373% due 10/05/2005	4,100	4,099
3.230% due 10/26/2005	500	499
3.450% due 11/04/2005	6,600	6,580
3.600% due 11/09/2005	800	797
3.615% due 11/16/2005	700	697
3.994% due 03/29/2006	3,000	2,939
Federal Home Loan Bank
3.680% due 12/06/2005	1,200	1,191
ForeningsSparbanken AB
3.450% due 10/07/2005	6,000	5,998
Fortis Funding LLC
3.560% due 10/26/2005	6,900	6,884
Freddie Mac
3.239% due 10/18/2005	6,800	6,790
3.480% due 10/25/2005	400	399
3.271% due 11/01/2005	3,900	3,889
3.579% due 12/12/2005	600	595
3.590% due 12/12/2005	2,500	2,480
3.655% due 01/10/2006	1,200	1,187
General Electric Capital Corp.
3.520% due 10/17/2005	4,000	3,995
3.620% due 11/02/2005	400	399
3.730% due 12/08/2005	4,300	4,268
HBOS Treasury Services PLC
3.455% due 10/05/2005	4,400	4,399
3.505% due 10/18/2005	900	899
3.685% due 11/14/2005	600	597
ING U.S. Funding LLC
3.570% due 10/27/2005	3,000	2,993
Nordea North America, Inc.
3.520% due 10/21/2005	3,100	3,095
3.610% due 11/01/2005	400	399
3.710% due 11/21/2005	300	298
Rabobank USA Financial Corp.
3.360% due 10/17/2005	2,800	2,796
3.620% due 11/28/2005	2,900	2,884
3.855% due 12/23/2005	3,200	3,171
3.905% due 12/30/2005	200	198
Royal Bank of Scotland PLC
3.445% due 10/04/2005	2,700	2,700
3.455% due 10/06/2005	700	700
3.700% due 11/16/2005	4,600	4,579

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  21

Schedule of Investments (Cont.)

Developing Local Markets Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Skandinaviska Enskilda Banken AB
3.465% due 10/12/2005	$2,600	$2,598
3.720% due 12/08/2005	4,200	4,169
Skandinaviska Enskilda Banken AB (SEB)
3.850% due 12/22/2005	2,100	2,081
Societe Generale N.A.
3.770% due 11/01/2005	900	897
3.700% due 11/17/2005	7,350	7,316
3.770% due 12/19/2005	700	694
Spintab AB
3.535% due 10/21/2005	1,400	1,398
3.690% due 11/18/2005	500	498
3.730% due 12/07/2005	900	893
TotalFinaElf Capital S.A.
3.760% due 12/01/2005	7,400	7,354
UBS Finance Delaware LLC
3.375% due 10/17/2005	1,300	1,298
3.625% due 10/17/2005	2,700	2,696
3.590% due 11/21/2005	4,000	3,980
3.730% due 12/09/2005	800	794
Westpac Capital Corp.
3.510% due 10/17/2005	4,000	3,995
3.900% due 12/23/2005	3,500	3,468
Westpac Trust Securities NZ Ltd. London
3.330% due 10/03/2005	1,500	1,500

		208,330

Repurchase Agreement 0.3%
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $891. Repurchase proceeds are $871.)	871	871

Total Short-Term Instruments (Cost $217,730)		217,701

Total Investments 99.3% (Cost $303,859)		$303,877

Other Assets and Liabilities (Net) 0.7%		2,273

Net Assets 100.0%		$306,150

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.920%	08/12/2015	MP 7,000	$31

(c)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	45,504	11/2005	$2,287	$0	$2,287
Sell		5,646	11/2005	0	(246)	(246)
Buy		1,696	02/2006	38	0	38
Sell		231	02/2006	0	(10)	(10)
Buy	CK	256,246	11/2005	28	(145)	(117)
Buy		91,614	02/2006	0	(104)	(104)
Buy	CO	9,088,230	11/2005	116	0	116
Buy		2,893,650	02/2006	10	0	10
Buy	CP	8,157,528	11/2005	1,501	0	1,501
Sell		4,000,000	11/2005	0	(75)	(75)
Buy		4,594,510	02/2006	86	0	86
Buy	CY	35,058	11/2005	10	0	10
Buy		4,800	02/2006	0	(2)	(2)
Buy		5,869	07/2006	0	(6)	(6)
Buy		511	09/2006	0	0	0
Buy	H$	42,809	11/2005	8	0	8
Buy	IR	15,290,000	10/2005	85	0	85
Sell		15,290,000	10/2005	0	(18)	(18)
Buy		16,696,700	01/2006	72	0	72
Buy		42,390,000	02/2006	191	0	191
Buy	IS	14,827	11/2005	0	(49)	(49)
Buy		9,151	02/2006	0	(10)	(10)
Buy	KW	2,025,500	10/2005	0	(52)	(52)
Buy		21,742,659	11/2005	13	(498)	(485)
Buy	MP	323,856	11/2005	735	0	735
Sell		150,000	11/2005	0	(83)	(83)
Buy		169,375	02/2006	90	0	90
Buy	PN	38,204	11/2005	0	(294)	(294)
Buy		1,316	02/2006	0	(6)	(6)
Buy	PZ	103,331	11/2005	880	(29)	851
Sell		46,096	11/2005	299	(11)	288
Buy		62,250	02/2006	16	(365)	(349)
Buy	RP	397,326	11/2005	0	(28)	(28)
Buy		26,406	02/2006	0	(1)	(1)
Buy	RR	465,236	11/2005	62	(8)	54
Sell		200,000	11/2005	17	0	17
Buy		245,437	02/2006	1	(18)	(17)
Buy		15,362	03/2006	0	(2)	(2)
Buy	S$	43,587	11/2005	0	(397)	(397)
Sell		1,670	11/2005	12	0	12
Buy		7,030	02/2006	0	(23)	(23)
Buy	SR	90,027	11/2005	1,002	0	1,002
Sell		2,243	11/2005	0	(27)	(27)
Buy		21,328	02/2006	51	(1)	50
Buy	SV	414,093	11/2005	0	(318)	(318)
Buy		78,731	02/2006	0	(105)	(105)
Buy		47,665	03/2006	0	(27)	(27)
Buy	T$	372,314	11/2005	0	(717)	(717)
Buy	TB	153,845	11/2005	0	(42)	(42)
Buy	TL	12,828	11/2005	348	0	348
Buy		418	02/2006	0	(1)	(1)

				$7,958	$(3,718)	$4,240

22  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%

Appleton Papers, Inc.
6.330% due 06/09/2010 (a)	$138	$140
5.730% due 06/11/2010 (a)	149	150
Kingdom of Morocco
3.813% due 01/05/2009 (a)	52	52

Total Bank Loan Obligations (Cost $340)		342

CORPORATE BONDS & NOTES 34.9%

Banking & Finance 8.2%

AIG SunAmerica Global Funding
6.900% due 03/15/2032	220	260
American International Group, Inc.
2.875% due 05/15/2008	1,000	955
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	1,500	1,501
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,502
Banco Santander Chile
4.148% due 12/09/2009 (a)	2,000	1,993
Bank of America Corp.
3.875% due 01/15/2008	920	907
Banque Centrale de Tunisie
7.375% due 04/25/2012	1,375	1,561
8.250% due 09/19/2027	570	730
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	2,600	2,905
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	387
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
China Development Bank
5.000% due 10/15/2015	500	494
CitiCorp
6.375% due 11/15/2008	400	420
Citigroup, Inc.
6.000% due 02/21/2012	650	692
7.750% due 12/01/2036	100	106
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,705
4.875% due 07/21/2015	2,050	2,004
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,920
Ford Motor Credit Co.
6.500% due 01/25/2007	700	701
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	399
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,260	1,361
General Electric Capital Corp.
5.875% due 02/15/2012	500	526
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	3,580	3,580
4.677% due 05/18/2006 (a)	40	40
5.050% due 01/16/2007 (a)	300	295
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	2,150	2,164
5.700% due 09/01/2012	165	171
4.750% due 07/15/2013	1,225	1,199
5.250% due 10/15/2013	2,400	2,426
6.125% due 02/15/2033	45	47
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	5,000	4,924
Homer City Funding LLC
8.734% due 10/01/2026	1,491	1,782
Household Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	117
HSBC Bank USA
4.625% due 04/01/2014	400	389
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
International Lease Finance Corp.
3.999% due 01/15/2010 (a)	3,000	3,015
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,283
Korea Development Bank
4.750% due 07/20/2009	2,050	2,045
4.020% due 10/20/2009 (a)	2,100	2,103
5.750% due 09/10/2013	385	402
Kraton Polymers LLC
8.125% due 01/15/2014	2,000	1,950
La Quinta Properties, Inc.
8.875% due 03/15/2011	1,075	1,156
MetLife, Inc.
5.375% due 12/15/2012	45	46
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)	600	670
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	450	490
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,613
NiSource Finance Corp.
4.393% due 11/23/2009 (a)	7,000	7,035
Pemex Finance Ltd.
8.020% due 05/15/2007	324	335
9.690% due 08/15/2009	1,064	1,155
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,193	1,185
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,491
7.250% due 02/15/2011	700	670
Rabobank Capital Funding Trust II
5.260% due 12/29/2049 (a)	860	864
Refco Finance Holdings LLC
9.000% due 08/01/2012 (c)	1,040	1,136
Riggs Capital Trust
8.625% due 12/31/2026	1,345	1,458
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,908
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	582
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	2,100	2,094
TNB Capital Ltd.
5.250% due 05/05/2015	570	572
TRAINS
7.408% due 06/15/2015 (a)	24,839	25,347
UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	275
UGS Corp.
10.000% due 06/01/2012	950	1,045
Universal City Development Partners
11.750% due 04/01/2010	500	567
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	834
Ventas Realty LP
8.750% due 05/01/2009	750	806
Verizon Global Funding Corp.
4.375% due 06/01/2013	500	479

		114,528

Industrials 19.1%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,965
8.375% due 04/01/2015	1,000	987
8.850% due 08/01/2030	745	674
Aearo Co.
8.250% due 04/15/2012	500	502
AES Ironwood LLC
8.857% due 11/30/2025	1,669	1,903
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,066
Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,477
Alliance One International, Inc.
11.000% due 05/15/2012	700	667
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,042
6.500% due 11/15/2010	250	244
7.875% due 04/15/2013	1,000	1,025
7.250% due 03/15/2015	2,500	2,475
Amerada Hess Corp.
6.650% due 08/15/2011	810	876
7.300% due 08/15/2031	425	497
American Media Operations, Inc.
10.250% due 05/01/2009	500	489
Amkor Technology, Inc.
7.750% due 05/15/2013	43	37
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,301
6.875% due 05/01/2012	2,625	2,873
7.700% due 05/01/2032	200	238
Argo-Tech Corp.
9.250% due 06/01/2011	750	799
Armor Holdings, Inc.
8.250% due 08/15/2013	325	352
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,462
AT&T Broadband Corp.
8.375% due 03/15/2013	315	373
Aviall, Inc.
7.625% due 07/01/2011	675	699
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	978
Boise Cascade LLC
6.474% due 10/15/2012 (a)	500	499
Bombardier, Inc.
6.750% due 05/01/2012	2,000	1,875
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,083
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,901
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	270	271
Cablevision Systems Corp.
8.000% due 04/15/2012	3,500	3,412
Caesars Entertainment, Inc.
7.875% due 12/15/2005	1,000	1,009
8.875% due 09/15/2008	335	367
7.875% due 03/15/2010	300	328
7.000% due 04/15/2013	500	543
CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,923
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,737
Cenveo Corp.
9.625% due 03/15/2012	670	722
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,060
Charter Communications Operating LLC
8.000% due 04/30/2012	2,750	2,784
8.375% due 04/30/2014	1,250	1,262
Chesapeake Energy Corp.
7.500% due 06/15/2014	1,000	1,072
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	369
5.750% due 01/15/2013	400	396
CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,987
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	104
6.875% due 06/15/2009	1,095	1,168
Comcast Continental Cablevision, Inc.
7.125% due 06/15/2013	2,130	2,374

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  23

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Comcast Corp.
5.300% due 01/15/2014	$2,000	$1,998
6.500% due 01/15/2015	100	108
7.050% due 03/15/2033	200	223
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	369
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	512
Constellation Brands, Inc.
8.625% due 08/01/2006	700	721
Cox Communications, Inc.
7.125% due 10/01/2012	725	790
Crown European Holdings S.A.
9.500% due 03/01/2011	715	786
10.875% due 03/01/2013	1,700	1,980
CSC Holdings, Inc.
8.125% due 08/15/2009	335	339
7.625% due 04/01/2011	2,300	2,271
DaimlerChrysler N.A. Holding Corp.
4.132% due 11/17/2006 (a)	2,000	2,002
4.026% due 03/07/2007 (a)	5,500	5,494
4.314% due 09/10/2007 (a)	1,514	1,518
7.300% due 01/15/2012	490	533
6.500% due 11/15/2013	2,300	2,436
8.500% due 01/18/2031	340	413
DaVita, Inc.
7.250% due 03/15/2015	2,250	2,292
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,023
8.125% due 04/15/2011	2,000	2,178
Delphi Corp.
6.500% due 08/15/2013	4,040	2,727
Dex Media West LLC
8.500% due 08/15/2010	750	797
9.875% due 08/15/2013	3,130	3,470
DirecTV Holdings LLC
8.375% due 03/15/2013	1,300	1,425
Dobson Communications Corp.
8.875% due 10/01/2013	700	704
Dow Chemical Co.
5.750% due 12/15/2008	105	109
6.000% due 10/01/2012	250	265
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,643
Duke Energy Corp.
5.625% due 11/30/2012	225	233
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,041
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,543
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,916
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)	2,000	2,045
6.625% due 10/01/2014	2,500	2,488
El Paso CGP Co.
7.625% due 09/01/2008	175	179
6.375% due 02/01/2009	1,500	1,470
El Paso Corp.
7.875% due 06/15/2012	620	645
El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,361
Enterprise Products Operating LP
4.000% due 10/15/2007	700	686
4.625% due 10/15/2009	1,100	1,076
4.950% due 06/01/2010	600	590
Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,403
10.625% due 05/01/2011	2,000	2,190
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	535
Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,131
Fisher Communications, Inc.
8.625% due 09/15/2014	500	536
Freescale Semiconductor, Inc.
7.125% due 07/15/2014	550	589
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,467
Gazprom
9.625% due 03/01/2013	850	1,055
7.201% due 02/01/2020	350	383
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	888
8.000% due 01/15/2024	3,970	4,397
Greif, Inc.
8.875% due 08/01/2012	495	533
Hanover Compressor Co.
8.500% due 09/01/2008	443	463
8.625% due 12/15/2010	500	541
Hanover Equipment Trust
8.750% due 09/01/2011	2,000	2,125
HCA, Inc.
5.500% due 12/01/2009	4,700	4,627
HealthSouth Corp.
7.625% due 06/01/2012 (c)	1,500	1,410
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,614
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,008
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,751
Insight Midwest LP
9.750% due 10/01/2009	500	513
10.500% due 11/01/2010	1,250	1,319
International Paper Co.
6.750% due 09/01/2011	220	236
Invensys PLC
9.875% due 03/15/2011	500	499
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,490
ISP Holdings, Inc.
10.625% due 12/15/2009	165	175
JC Penney Corp., Inc.
7.125% due 11/15/2023	3,000	3,315
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	476
Kappa Beheer BV
10.625% due 07/15/2009	225	235
Kerr-McGee Corp.
6.875% due 09/15/2011	3,000	3,222
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,510
5.125% due 05/20/2015	750	731
Kroger Co.
6.800% due 04/01/2011	1,000	1,067
5.500% due 02/01/2013	1,240	1,246
Lamar Media Corp.
6.625% due 08/15/2015	1,000	1,023
Legrand Holding S.A.
10.500% due 02/15/2013	155	178
Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,699
7.625% due 07/15/2013	200	209
MCI, Inc.
8.735% due 05/01/2014	7,750	8,661
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,905
Medical Device Manufacturing, Inc.
10.000% due 07/15/2012	1,500	1,635
MGM Mirage, Inc.
9.750% due 06/01/2007	230	246
6.000% due 10/01/2009	2,000	1,985
8.375% due 02/01/2011	1,150	1,242
Nalco Co.
7.750% due 11/15/2011	1,025	1,053
8.875% due 11/15/2013	400	413
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,150
Norfolk Southern Corp.
7.800% due 05/15/2027	6	8
5.640% due 05/17/2029	164	165
Novelis, Inc.
7.250% due 02/15/2015	2,500	2,375
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	791
8.750% due 11/15/2012	750	814
8.250% due 05/15/2013	400	418
6.750% due 12/01/2014	2,000	1,940
Peabody Energy Corp.
6.875% due 03/15/2013	500	525
Pemex Project Funding Master Trust
9.625% due 12/02/2008-12/02/2008	203	229
5.399% due 10/15/2009 (a)	3,500	3,697
5.170% due 06/15/2010 (a)	700	729
8.000% due 11/15/2011	2,100	2,396
7.375% due 12/15/2014	1,251	1,392
5.750% due 12/15/2015	5,760	5,710
9.500% due 03/30/2018	4,068	5,187
8.625% due 02/01/2022	517	633
Petrobras International Finance Co.
7.750% due 09/15/2014	500	544
Petronas Capital Ltd.
7.000% due 05/22/2012	250	280
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,058
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	975
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,887
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	400	428
Seneca Gaming Corp.
7.250% due 05/01/2012	500	515
SESI LLC
8.875% due 05/15/2011	875	928
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	503
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	357
8.375% due 07/01/2012	4,300	4,107
Sonat, Inc.
7.625% due 07/15/2011	500	510
Spectrum Brands, Inc.
7.375% due 02/01/2015	1,500	1,358
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	1,004
6.500% due 02/01/2014	700	704
Sungard Data Systems, Inc.
9.125% due 08/15/2013	1,000	1,041
Superior Essex Communications
9.000% due 04/15/2012	1,000	1,015
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	281
7.375% due 02/01/2013	500	476
9.875% due 07/01/2014	750	788
9.250% due 02/01/2015	500	508
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,572
8.625% due 11/15/2014	500	506
TransMontaigne, Inc.
9.125% due 06/01/2010	750	791
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	516
7.000% due 11/15/2013	500	509

24  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Trinity Industries, Inc.
6.500% due 03/15/2014	$1,800	$1,782
True Temper Sports, Inc.
8.375% due 09/15/2011	500	468
TRW Automotive, Inc.
9.375% due 02/15/2013	3,201	3,489
Tyco International Group S.A.
6.375% due 02/15/2006	3,000	3,020
6.750% due 02/15/2011	500	541
6.375% due 10/15/2011	445	475
Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,329
United Airlines, Inc.
7.783% due 01/01/2014 (c)	254	242
United Rentals N.A., Inc.
7.750% due 11/15/2013	326	316
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,300	1,365
8.250% due 05/01/2012	100	108
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,468
Walt Disney Co.
6.375% due 03/01/2012	640	688
Waste Management, Inc.
7.375% due 08/01/2010	900	991
7.650% due 03/15/2011	270	303
Williams Cos., Inc.
7.750% due 06/15/2031	115	125
8.750% due 03/15/2032	350	415
Wyeth
6.450% due 02/01/2024	300	330
Wynn Las Vegas LLC
6.625% due 12/01/2014	2,300	2,211
Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,093

		265,654

Utilities 7.6%

AES Corp.
8.750% due 05/15/2013	1,750	1,925
American Cellular Corp.
10.000% due 08/01/2011	725	794
AT&T Corp.
6.000% due 03/15/2009	260	269
9.050% due 11/15/2011	947	1,071
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,554
British Telecom PLC
8.375% due 12/15/2010	2,240	2,596
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,687
Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,158
7.000% due 02/15/2015	1,000	970
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,947
7.750% due 08/01/2010	175	189
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	721
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,492
Dominion Resources, Inc.
5.700% due 09/17/2012	260	269
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	209
France Telecom S.A.
7.200% due 03/01/2006	650	658
Gazprom
10.500% due 10/21/2009	500	594
GPU, Inc.
7.700% due 12/01/2005	3,200	3,216
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	450	461
Intelsat Bermuda Ltd.
8.250% due 01/15/2013	1,000	1,011
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,343
8.625% due 11/14/2011	125	139
KT Corp.
4.875% due 07/15/2015	3,000	2,919
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	313
Midwest Generation LLC
8.560% due 01/02/2016	402	443
8.750% due 05/01/2034	3,200	3,580
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,061
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	970
Nevada Power Co.
5.875% due 01/15/2015	450	446
Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,187
7.375% due 08/01/2015	125	134
NRG Energy, Inc.
8.000% due 12/15/2013	2,791	2,986
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,534
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	4,043
7.000% due 10/30/2031	170	189
PSEG Energy Holdings LLC
7.750% due 04/16/2007	1,750	1,798
10.000% due 10/01/2009	725	808
8.500% due 06/15/2011	2,200	2,382
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,884
7.750% due 04/15/2011	1,000	1,121
6.950% due 06/01/2012	270	295
5.500% due 12/01/2015	900	905
Qwest Communications International, Inc.
7.250% due 02/15/2011	12,275	12,014
7.500% due 02/15/2014	775	740
Qwest Corp.
8.875% due 03/15/2012	1,390	1,526
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,490	1,442
Ras Laffan LNG III
5.838% due 09/30/2027	4,000	4,021
Reliant Energy, Inc.
9.500% due 07/15/2013	3,450	3,830
6.750% due 12/15/2014	3,750	3,703
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	500	505
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,108
8.250% due 03/15/2012	1,800	1,899
South Point Energy
8.400% due 05/30/2012	2,096	1,970
Southern California Edison Co.
3.870% due 01/13/2006 (a)	75	75
Sprint Capital Corp.
7.125% due 01/30/2006	2,500	2,521
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,404
Time Warner Telecom, Inc.
9.750% due 07/15/2008	200	204
10.125% due 02/01/2011	325	336
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,963
Verizon New England, Inc.
6.500% due 09/15/2011	625	666
Verizon New York, Inc.
6.875% due 04/01/2012	25	27
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	242
Williams Cos., Inc.
6.375% due 10/01/2010	2,500	2,494

		104,961

Total Corporate Bonds & Notes (Cost $485,855)		485,143

U.S. GOVERNMENT AGENCIES 2.8%

Fannie Mae
5.500% due 12/01/2032-10/13/2035 (e)	38,482	38,500
Freddie Mac
5.000% due 06/15/2013	597	599

Total U.S. Government Agencies (Cost $39,351)		39,099

U.S. TREASURY OBLIGATIONS 6.6%

Treasury Inflation Protected Security (d)
2.000% due 07/15/2014	2,799	2,861
U.S. Treasury Bonds
7.875% due 02/15/2021	4,700	6,395
6.250% due 08/15/2023	26,675	31,905
6.000% due 02/15/2026	25,000	29,492
U.S. Treasury Notes
3.625% due 06/30/2007	1,700	1,684
3.875% due 09/15/2010	13,790	13,599
4.250% due 08/15/2013	1,900	1,894
4.125% due 05/15/2015	4,600	4,522

Total U.S. Treasury Obligations (Cost $93,325)		92,352

ASSET-BACKED SECURITIES 0.2%

SLM Student Loan Trust
3.630% due 04/26/2010 (a)	2,104	2,104

Total Asset-Backed Securities (Cost $2,103)		2,104

SOVEREIGN ISSUES 31.7%

Government of Poland
4.000% due 10/27/2024 (a)	55	53
Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,255
Republic of Brazil
4.250% due 04/15/2006 (a)	280	281
10.000% due 01/16/2007	1,000	1,068
11.250% due 07/26/2007	250	277
11.500% due 03/12/2008	1,825	2,084
9.760% due 06/29/2009 (a)	12,800	15,024
14.500% due 10/15/2009	900	1,173
12.000% due 04/15/2010	2,200	2,699
10.000% due 08/07/2011	7,850	9,165
11.000% due 01/11/2012	15,825	19,433
4.313% due 04/15/2012 (a)	7,691	7,586
10.250% due 06/17/2013	1,100	1,312
10.500% due 07/14/2014	7,700	9,340
7.875% due 03/07/2015	5,700	5,928
8.000% due 01/15/2018	21,423	22,741
8.875% due 10/14/2019	4,650	5,062
6.000% due 04/15/2024 (a)	1,500	1,453
8.875% due 04/15/2024	2,907	3,109
8.750% due 02/04/2025	2,000	2,118
10.125% due 05/15/2027	650	780
12.250% due 03/06/2030	3,335	4,597
8.250% due 01/20/2034	14,770	14,881
11.000% due 08/17/2040	40,897	50,191

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  25

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Republic of Chile
7.125% due 01/11/2012		$857	$967
5.500% due 01/15/2013		635	663
Republic of Colombia
9.750% due 04/23/2009		45	52
10.000% due 01/23/2012		941	1,139
10.750% due 01/15/2013		3,800	4,794
8.250% due 12/22/2014		5,000	5,627
11.750% due 02/25/2020		1,000	1,396
Republic of Croatia
4.750% due 07/31/2010 (a)		139	140
Republic of Ecuador
12.000% due 11/15/2012		1,250	1,274
9.000% due 08/15/2030 (a)		23,745	22,513
Republic of Guatemala
10.250% due 11/08/2011		1,000	1,229
9.250% due 08/01/2013		1,845	2,218
Republic of Malaysia
8.750% due 06/01/2009		255	290
7.500% due 07/15/2011		899	1,021
Republic of Panama
8.250% due 04/22/2008		2,042	2,213
9.625% due 02/08/2011		442	530
9.375% due 07/23/2012		1,843	2,239
7.250% due 03/15/2015		2,325	2,546
9.375% due 01/16/2023		400	507
8.875% due 09/30/2027		500	611
9.375% due 04/01/2029		75	96
Republic of Peru
9.125% due 01/15/2008		321	348
9.125% due 02/21/2012		1,586	1,911
9.875% due 02/06/2015		447	573
5.000% due 03/07/2017 (a)		3,231	3,185
8.750% due 11/21/2033		1,000	1,212
Republic of South Africa
9.125% due 05/19/2009		750	855
7.375% due 04/25/2012		2,730	3,078
6.500% due 06/02/2014		7,500	8,212
Republic of Ukraine
11.000% due 03/15/2007		280	297
7.343% due 08/05/2009 (a)		2,700	2,947
6.875% due 03/04/2011		2,180	2,301
7.650% due 06/11/2013		1,725	1,903
Republic of Venezuela
5.375% due 08/07/2010		1,000	976
4.640% due 04/20/2011 (a)		1,500	1,493
10.750% due 09/19/2013		1,980	2,475
8.500% due 10/08/2014		2,000	2,225
9.250% due 09/15/2027		9,240	10,954
9.375% due 01/13/2034		6,100	7,238
Russian Federation
8.250% due 03/31/2010		5,380	5,840
11.000% due 07/24/2018		500	766
12.750% due 06/24/2028		500	944
5.000% due 03/31/2030 (a)		77,976	89,794
United Mexican States
9.875% due 02/01/2010		215	256
6.375% due 01/16/2013		3,689	3,934
5.875% due 01/15/2014		9,250	9,588
6.625% due 03/03/2015		1,500	1,633
11.375% due 09/15/2016		30	44
8.125% due 12/30/2019		1,795	2,181
8.000% due 09/24/2022		45	55
8.300% due 08/15/2031		4,868	6,097
7.500% due 04/08/2033		530	616
6.750% due 09/27/2034		27,300	29,143

Total Sovereign Issues (Cost $401,990)			439,749

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 7.1%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	$4,535
Aspropulsion Capital BV
9.625% due 10/01/2013		325	449
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,974
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	6,727
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,119
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,599
El Paso Corp.
7.125% due 05/06/2009		600	763
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,729
France Telecom S.A.
7.000% due 03/14/2008	EC	2,414	3,178
Gaz Capital S.A.
5.875% due 06/01/2015		4,000	5,362
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,053
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,534
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,136
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,039
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,608
Kronos International, Inc.
8.875% due 06/30/2009		3,000	3,822
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,826
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,362
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,402
Republic of Ukraine
10.000% due 03/15/2007		5,642	7,276
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,684
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		500	457
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	3,051
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	937
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (a)	EC	3,500	4,399
Telecom Italia Finance NV
6.575% due 07/30/2009		4,870	6,568
Telenet Communications NV
9.000% due 12/15/2013		3,000	4,074
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	3,008
Veolia Environnement
4.875% due 05/28/2013		3,460	4,586

Total Foreign Currency-Denominated Issues (Cost $96,985)			99,257

	Shares
PREFERRED SECURITY 0.1%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,392

Total Preferred Security (Cost $1,437)			1,392

PREFERRED STOCK 0.3%

Fannie Mae
7.000% due 12/31/2049 (a)		19,800	1,090
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008 (a)		3,000,000	3,296

Total Preferred Stock (Cost $4,261)			4,386

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 15.2%

Commercial Paper 13.4%

Barclays U.S. Funding Corp.
3.830% due 12/27/2005		35,000	34,664
Freddie Mac
3.310% due 11/02/2005		10,700	10,670
Rabobank USA Financial Corp.
3.880% due 10/03/2005		3,100	3,100
3.905% due 12/30/2005		38,000	37,622
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		13,700	13,659
3.710% due 11/17/2005		3,400	3,384
3.720% due 12/08/2005		24,000	23,822
3.850% due 12/22/2005		600	595
Societe Generale N.A.
3.770% due 11/01/2005		16,400	16,350
UBS Finance Delaware LLC
3.860% due 10/03/2005		200	200
3.625% due 10/17/2005		13,600	13,581
3.760% due 12/01/2005		500	497
3.730% due 12/09/2005		500	496
3.960% due 01/27/2006		27,000	26,646
3.975% due 01/30/2006		300	296

			185,582

Repurchase Agreements 1.3%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.375% due 09/15/2009 valued at $16,263. Repurchase proceeds are $15,904.)		15,900	15,900
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $2,206. Repurchase proceeds are $2,159.)		2,158	2,158

			18,058

U.S. Treasury Bills 0.5%

3.432% due 12/01/2005-12/15/2005 (e)(f)(g)		7,000	6,945

Total Short-Term Instruments (Cost $210,652)			210,585

Total Investments (b) 98.9% (Cost $1,336,299)			$1,374,409

Other Assets and Liabilities (Net) 1.1%			14,903

Net Assets 100.0%			$1,389,312

26  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $8,220 were valued with reference to securities whose prices are more readily obtainable.
(c)	Security is in default.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $6,448 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Futures	Long	06/2006	718	$(574)
Euro-Bund 10-Year Note Futures	Long	12/2005	374	(177)
U.S. Treasury 5-Year Note Futures	Long	12/2005	169	(89)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	63	(229)

				$(1,069)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	19,100	$(85)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	(4)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		9,600	(6)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	1,069
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/15/2015		$700	(18)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		27,000	480
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		2,600	16
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		700	(18)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		26,700	415

							$1,849

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$17,000	$8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	6,300	138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(387)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	122
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	52
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	27
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	15
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,300	175
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,900	434
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	32
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,000	184
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	1,500	17
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	496
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	4,300	101
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	9
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	35
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	3

						$1,485

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  27

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,480	10/2005	$276	$0	$276
Buy	BR	833	10/2005	31	0	31
Buy		2,065	02/2006	49	0	49
Sell	C$	4,500	10/2005	0	(86)	(86)
Buy	CP	443,993	02/2006	23	0	23
Buy	CY	2,189	09/2006	0	0	0
Buy	EC	1,990	10/2005	0	(50)	(50)
Sell		71,510	10/2005	2,815	0	2,815
Buy		3,155	11/2005	6	0	6
Buy	JY	1,172,641	10/2005	0	(317)	(317)
Buy	KW	586,100	01/2006	0	(12)	(12)
Buy		5,899,700	02/2006	0	(174)	(174)
Buy		271,400	03/2006	0	(5)	(5)
Buy	MP	5,363	02/2006	5	0	5
Buy		14,474	03/2006	10	0	10
Buy	PN	1,586	02/2006	0	(13)	(13)
Buy		804	03/2006	0	(4)	(4)
Buy	PZ	1,578	02/2006	3	0	3
Buy		955	03/2006	0	(3)	(3)
Buy	RP	8,557	11/2005	0	(2)	(2)
Buy		15,658	03/2006	0	0	0
Buy	RR	18,920	01/2006	9	0	9
Buy		13,240	02/2006	1	0	1
Buy		7,032	03/2006	0	(1)	(1)
Buy	S$	475	01/2006	0	(7)	(7)
Buy		783	02/2006	0	(10)	(10)
Buy		394	03/2006	0	(2)	(2)
Buy	SR	1,173	02/2006	3	0	3
Buy	SV	15,966	02/2006	0	(21)	(21)
Buy		16,791	03/2006	0	(9)	(9)
Buy	T$	15,348	02/2006	0	(18)	(18)
Buy		7,661	03/2006	0	(1)	(1)

				$3,231	$(735)	$2,496

28  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BERMUDA 0.0%

Noble Group Ltd.
6.625% due 03/17/2015	$1,000	$926

Total Bermuda (Cost $940)		926

BRAZIL 31.3%

Braskem S.A.
12.500% due 11/05/2008	$500	594
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	1,000	1,140
Republic of Brazil
4.250% due 04/15/2006 (a)	12,076	12,097
10.000% due 01/16/2007	1,000	1,068
11.500% due 03/12/2008	14,100	16,102
9.375% due 04/07/2008	200	218
4.313% due 04/15/2009 (a)	34,079	33,909
5.154% due 04/15/2009 (a)	13,200	13,167
9.760% due 06/29/2009 (a)	33,000	38,734
14.500% due 10/15/2009	2,600	3,388
12.000% due 04/15/2010	4,865	5,969
9.250% due 10/22/2010	2,880	3,244
10.000% due 08/07/2011	8,180	9,550
11.000% due 01/11/2012	37,989	46,650
4.313% due 04/15/2012 (a)	61,837	60,990
10.250% due 06/17/2013	7,500	8,944
8.000% due 04/15/2014	46,705	46,927
10.500% due 07/14/2014	51,655	62,658
7.875% due 03/07/2015	1,550	1,612
8.000% due 01/15/2018	11,374	12,074
8.875% due 10/14/2019	16,500	17,960
12.750% due 01/15/2020	3,750	5,235
4.250% due 04/15/2024 (a)	1,130	1,090
6.000% due 04/15/2024 (a)	13,447	13,027
8.875% due 04/15/2024	21,160	22,632
8.750% due 02/04/2025	21,500	22,768
10.125% due 05/15/2027	38,810	46,591
12.250% due 03/06/2030	17,365	23,938
8.250% due 01/20/2034	94,280	94,987
11.000% due 08/17/2040	237,706	291,725

Total Brazil (Cost $843,466)		918,988

BULGARIA 0.0%

Republic of Bulgaria
8.250% due 01/15/2015	$150	185

Total Bulgaria (Cost $183)		185

CANADA 0.1%

Sino-Forest Corp.
9.125% due 08/17/2011	$2,700	2,929

Total Canada (Cost $2,890)		2,929

CAYMAN ISLANDS 0.4%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$4,050	4,111
CSN Islands VII Corp.
10.750% due 09/12/2008	1,000	1,122
CSN Islands VIII Corp.
9.750% due 12/16/2013	2,000	2,200
Petrobras International Finance Co.
7.750% due 09/15/2014	650	707
Petroleum Export Ltd.
5.265% due 06/15/2011	2,000	1,994
Vale Overseas Ltd.
8.250% due 01/17/2034	$750	$849

Total Cayman Islands (Cost $10,598)		10,983

CHILE 0.8%

Banco Santander Chile
4.148% due 12/09/2009 (a)	$8,500	8,472
5.375% due 12/09/2014	3,000	3,021
CODELCO, Inc.
5.625% due 09/21/2035	4,800	4,770
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013	3,000	3,421
Republic of Chile
4.069% due 01/28/2008 (a)	24	24
7.125% due 01/11/2012	1,740	1,963
5.500% due 01/15/2013	1,815	1,896

Total Chile (Cost $23,488)		23,567

CHINA 0.8%

China Development Bank
5.000% due 10/15/2015	$1,000	989
Export-Import Bank of China
5.250% due 07/29/2014	17,910	18,126
4.875% due 07/21/2015	5,840	5,709

Total China (Cost $24,502)		24,824

COLOMBIA 1.6%

Republic of Colombia
9.750% due 04/23/2009	$910	1,049
10.000% due 01/23/2012	11,150	13,491
10.750% due 01/15/2013	6,785	8,559
8.250% due 12/22/2014	18,500	20,822
11.750% due 02/25/2020	1,300	1,815

Total Colombia (Cost $42,610)		45,736

CROATIA 0.0%

Republic of Croatia
4.750% due 07/31/2010 (a)	$816	822

Total Croatia (Cost $814)		822

ECUADOR 4.3%

Republic of Ecuador
12.000% due 11/15/2012	$850	866
9.000% due 08/15/2030 (a)	133,502	126,609

Total Ecuador (Cost $106,514)		127,475

EGYPT 0.2%

Republic of Egypt
8.750% due 07/11/2011	$4,000	4,787

Total Egypt (Cost $4,753)		4,787

EL SALVADOR 0.2%

Republic of El Salvador
8.500% due 07/25/2011	$5,515	6,400

Total El Salvador (Cost $5,962)		6,400

GUATEMALA 0.6%

Republic of Guatemala
10.250% due 11/08/2011	$1,350	$1,660
9.250% due 08/01/2013	14,131	16,983

Total Guatemala (Cost $18,076)		18,643

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014	$2,950	2,989
Panva Gas Holdings Ltd.
8.250% due 09/23/2011	1,000	1,048

Total Hong Kong (Cost $3,985)		4,037

INDIA 0.0%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009	$1,500	1,466

Total India (Cost $1,490)		1,466

KAZAKHSTAN 0.4%

Kazkommerts International BV
7.000% due 11/03/2009	$3,500	3,631

Tengizchevroil Finance Co.
6.124% due 11/15/2014	7,800	8,011

Total Kazakhstan (Cost $11,392)		11,642

MALAYSIA 1.5%

Petroliam Nasional Bhd.
7.750% due 08/15/2015	$1,690	2,045
Petronas Capital Ltd.
7.000% due 05/22/2012	24,160	27,088
7.875% due 05/22/2022	3,000	3,733
Republic of Malaysia
8.750% due 06/01/2009	3,200	3,640
TNB Capital Ltd.
5.250% due 05/05/2015	8,300	8,325

Total Malaysia (Cost $44,452)		44,831

MEXICO 14.3%

Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012	$4,850	5,262
Pemex Finance Ltd.
9.030% due 02/15/2011	60	67
Pemex Project Funding Master Trust
9.625% due 12/02/2008	500	565
9.125% due 10/13/2010	565	662
8.000% due 11/15/2011	8,500	9,699
7.375% due 12/15/2014	7,424	8,259
5.750% due 12/15/2015	1,550	1,536
9.500% due 03/30/2018	4,597	5,861
8.625% due 02/01/2022	20,533	25,153
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,013
United Mexican States
4.625% due 10/08/2008	60	60
4.830% due 01/13/2009 (a)	24	24
8.375% due 01/14/2011	4,142	4,771
7.500% due 01/14/2012	8,450	9,502
6.375% due 01/16/2013	38,986	41,579
5.875% due 01/15/2014	8,000	8,292
6.625% due 03/03/2015	55,235	60,151
11.375% due 09/15/2016	2,560	3,783
8.125% due 12/30/2019	41,215	50,076

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  29

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
8.000% due 09/24/2022		$26,180	$31,874
11.500% due 05/15/2026		10,000	16,075
8.300% due 08/15/2031		37,900	47,470
7.500% due 04/08/2033		24,725	28,743
6.750% due 09/27/2034		56,550	60,367
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		20,094	412
0.000% due 06/30/2007 (a)		18,575	483

Total Mexico (Cost $402,151)			421,739

MOROCCO 0.1%

Kingdom of Morocco
2.031% due 01/05/2009 (a)		$3,637	3,642

Total Morocco (Cost $3,530)			3,642

PANAMA 2.3%

Republic of Panama
8.250% due 04/22/2008		$4,110	4,454
9.625% due 02/08/2011		23,439	28,127
9.375% due 07/23/2012		21,473	26,090
4.688% due 07/17/2014 (a)		1,044	1,038
7.250% due 03/15/2015		2,100	2,300
9.375% due 01/16/2023		900	1,141
8.875% due 09/30/2027		250	306
9.375% due 04/01/2029		2,675	3,411

Total Panama (Cost $62,828)			66,867

PERU 3.1%

Republic of Peru
9.125% due 01/15/2008		$4,409	4,784
9.125% due 02/21/2012		22,791	27,463
9.875% due 02/06/2015		2,350	3,014
5.000% due 03/07/2017 (a)		35,188	34,610
8.750% due 11/21/2033		11,795	14,301
Southern Peru Copper Corp.
6.375% due 07/27/2015		1,000	1,011
7.500% due 07/27/2035		4,800	4,823

Total Peru (Cost $82,039)			90,006

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		$671	649
Ras Laffan LNG II
5.298% due 09/30/2020		5,350	5,353
Ras Laffan LNG III
5.838% due 09/30/2027		4,000	4,021

Total Qatar (Cost $10,007)			10,023

RUSSIA (g) 17.1%

Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	1,000	1,273
Gaz Capital S.A.
5.875% due 06/01/2015		7,550	10,120
8.625% due 04/28/2034		$1,900	2,503
Gazprom International S.A.
9.125% due 04/25/2007		1,000	1,063
9.625% due 03/01/2013		4,650	5,773
7.201% due 02/01/2020		15,850	17,359
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		1,000	1,080
8.000% due 01/28/2012		3,500	3,714
Russian Federation
10.000% due 06/26/2007		$1,180	1,287
8.250% due 03/31/2010		40,280	43,713
11.000% due 07/24/2018		2,700	4,135
12.750% due 06/24/2028		13,275	25,062
5.000% due 03/31/2030 (a)		333,880	384,473
Vimpel-Communications
8.375% due 10/22/2011		450	480

Total Russia (Cost $492,425)			502,035

SOUTH AFRICA (g) 1.7%

Republic of South Africa
8.375% due 10/17/2006		$1,000	1,038
9.125% due 05/19/2009		6,940	7,912
7.375% due 04/25/2012		6,750	7,611
5.250% due 05/16/2013	EC	12,160	16,238
6.500% due 06/02/2014		$11,950	13,085
8.500% due 06/23/2017		2,140	2,718

Total South Africa (Cost $44,984)			48,602

SOUTH KOREA 0.5%

Korea Highway Corp.
5.125% due 05/20/2015		$11,700	11,397
KT Corp.
4.875% due 07/15/2015		4,530	4,408

Total South Korea (Cost $16,024)			15,805

TUNISIA (g) 2.1%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	581
7.375% due 04/25/2012		$45,062	51,145
4.500% due 06/22/2020	EC	5,500	6,729
8.250% due 09/19/2027		$1,680	2,150

Total Tunisia (Cost $60,681)			60,605

UKRAINE 3.4%

Republic of Ukraine
11.000% due 03/15/2007		$8,979	9,513
7.343% due 08/05/2009 (a)		30,420	33,204
6.875% due 03/04/2011		35,350	37,258
7.650% due 06/11/2013		17,885	19,740

Total Ukraine (Cost $94,585)			99,715

UNITED KINGDOM 0.1%

Vedanta Resources PLC
6.625% due 02/22/2010		$2,000	1,989

Total United Kingdom (Cost $1,948)			1,989

UNITED STATES 1.2%

U.S. Treasury Bond
6.250% due 08/15/2023		$75	90
U.S. Treasury Notes
4.250% due 11/15/2013		32,100	31,971
4.125% due 05/15/2015		2,350	2,310

Total United States (Cost $34,266)			34,371

VENEZUELA 5.4%

Republic of Venezuela
5.375% due 08/07/2010		$4,500	4,394
4.640% due 04/20/2011 (a)		22,450	22,338
10.750% due 09/19/2013		21,480	26,850
8.500% due 10/08/2014		2,000	2,225
7.000% due 12/01/2018		5,000	4,920
9.250% due 09/15/2027		57,905	68,646
9.375% due 01/13/2034		23,650	28,061

	Shares

Republic of Venezuela Value Recovery Right 0.000% due 04/15/2020 (a)		3,500	98

Total Venezuela (Cost $141,502)			157,532

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 23.6%

Certificates of Deposit 1.7%

Wells Fargo Bank, N.A.
3.760% due 10/13/2005		$50,000	50,000

Commercial Paper 21.9%

Fannie Mae
3.860% due 03/22/2006		100,000	98,063
Federal Home Loan Bank
3.180% due 10/03/2005		10,000	10,000
3.855% due 03/24/2006		49,000	48,039
Freddie Mac
3.180% due 10/03/2005		29,000	29,000
HBOS Treasury Services PLC
3.515% due 10/17/2005		5,000	4,993
3.515% due 10/18/2005		70,000	69,897
ING U.S. Funding LLC
3.755% due 11/01/2005		50,100	49,948
National Australia Funding Delaware, Inc.
3.740% due 10/04/2005		53,000	52,994
Rabobank USA Financial Corp.
3.880% due 10/03/2005		78,300	78,300
3.360% due 10/17/2005		9,900	9,887
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		28,900	28,813
TotalFinalElf Capital S.A.
3.727% due 11/23/2005		76,400	75,997
UBS Finance Delaware LLC
3.860% due 10/03/2005		700	700
3.750% due 10/05/2005		73,900	73,885
3.750% due 12/13/2005		12,800	12,698
3.975% due 01/30/2006		900	888

			644,102

U.S. Treasury Bills 0.0%
3.372% due 12/01/2005-12/15/2005 (b)(d)(e)		285	284

Total Short-Term Instruments (Cost $694,566)			694,386

Total Investments (c) 117.5% (Cost $3,287,651)			$3,455,558

Other Assets and Liabilities (Net) (17.5%)			(514,818)

Net Assets 100.0%			$2,940,740

30  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of September 30, 2005, portfolio securities with an aggregate market value of $98 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(e)	Securities with an aggregate market value of $98 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	11	$(25)

(f)	Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$565
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	1,302
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	266
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	3,249
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	4,500	0
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,905
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	477
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	14
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,000	266
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	4,000	212
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	368
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,700	26
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	7,950	322
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	16,340	1,028
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	661
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	1,330
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(163)
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	(2.470%)	09/20/2008	10,000	(116)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.780%)	09/20/2010	8,000	(270)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.810%)	09/20/2010	10,000	(352)
Lehman Brothers, Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	457
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	2,106
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	149
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	6,120	25
Morgan Stanley Dean Witter & Co.	Republic of Colombia 10.375% due 01/28/2033	Sell	1.200%	09/20/2008	6,200	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	101
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	16,000	787
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	1,300	(12)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	3,164
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	704
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,000	116

						$19,725

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  31

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR 44,400	$(42)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005	22,900	(15)
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.920%	08/12/2015	MP 69,000	307

						$250

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,272	10/2005	$123	$0	$123
Buy		12,582	02/2006	405	0	405
Buy	CP	1,750,059	02/2006	118	0	118
Buy	CY	24,681	09/2006	0	(2)	(2)
Buy	EC	21,537	10/2005	0	(928)	(928)
Sell		48,900	10/2005	1,925	0	1,925
Buy	IR	62,326,500	10/2005	436	0	436
Sell		62,326,500	10/2005	141	0	141
Buy		60,156,000	02/2006	270	0	270
Buy	JY	1,391,423	10/2005	0	(376)	(376)
Buy	KW	6,810,650	10/2005	0	(182)	(182)
Buy		201,055	11/2005	0	(8)	(8)
Buy		2,761,100	01/2006	0	(58)	(58)
Buy		1,986,000	02/2006	0	(45)	(45)
Buy	MP	31,205	02/2006	25	0	25
Buy		7,790	03/2006	5	0	5
Buy	PN	9,065	02/2006	0	(76)	(76)
Buy		317	03/2006	0	(2)	(2)
Buy	PZ	29,205	02/2006	81	0	81
Buy		881	03/2006	0	(3)	(3)
Buy	RP	31,277	11/2005	0	(6)	(6)
Buy		131,247	03/2006	2	0	2
Buy	RR	36,237	01/2006	17	0	17
Buy		240,786	02/2006	29	(2)	27
Buy		12,873	03/2006	0	(2)	(2)
Buy	S$	2,120	01/2006	0	(32)	(32)
Buy		4,228	02/2006	0	(54)	(54)
Buy	SR	47,975	02/2006	124	0	124
Buy	SV	44,182	02/2006	0	(55)	(55)
Buy		253,746	03/2006	0	(141)	(141)
Buy	T$	88,186	02/2006	0	(107)	(107)
Buy		2,552	03/2006	0	0	0

				$3,701	$(2,079)	$1,622

32  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Floating Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 10.5%

AES Corp.
5.070% due 04/30/2008 (a)	$1,000	$1,013
5.690% due 08/10/2011 (a)	1,000	1,013
AGCO Corp.
5.420% due 01/31/2006 (a)	404	410
5.770% due 01/31/2006 (a)	1,955	1,984
Alderwoods Group, Inc.
5.296% due 09/17/2008 (a)	286	290
5.480% due 09/17/2008 (a)	372	378
5.609% due 09/17/2008 (a)	275	279
5.840% due 09/17/2008 (a)	91	92
Allegheny Energy, Inc.
5.340% due 03/08/2011 (a)	660	670
5.808% due 03/08/2011 (a)	1,396	1,418
Allied Waste North America, Inc.
2.000% due 01/15/2012 (a)	811	818
5.520% due 01/15/2012 (a)	340	343
5.650% due 01/15/2012 (a)	405	409
5.670% due 01/15/2012 (a)	324	327
6.090% due 01/15/2012 (a)	1,054	1,063
American Tower LP
4.270% due 02/28/2011 (a)	1,000	1,005
5.340% due 02/28/2011 (a)	1,000	1,005
Appleton Papers, Inc.
6.330% due 06/09/2010 (a)	138	140
5.730% due 06/11/2010 (a)	149	150
Berry Plastics Corp.
6.105% due 06/30/2010 (a)	496	504
5.766% due 07/22/2010 (a)	1	1
Boise Cascade LLC
6.474% due 10/15/2012 (a)	3,000	2,993
Brenntag AG
6.810% due 02/27/2012 (a)	1,000	1,014
Celanese Holdings LLC
3.680% due 07/27/2009 (a)	2,000	2,031
6.313% due 04/06/2011 (a)	996	1,013
Centennial Communications
5.770% due 01/20/2011 (a)	42	42
6.110% due 01/20/2011 (a)	27	27
6.270% due 01/20/2011 (a)	420	425
6.450% due 01/20/2011 (a)	126	127
6.450% due 02/09/2011 (a)	378	382
Charter Communications Holdings LLC
6.830% due 04/27/2011 (a)	3	3
6.930% due 04/27/2011 (a)	986	992
Choctaw Resort Development Enterprise
5.630% due 11/04/2011 (a)	19	19
5.910% due 11/04/2011 (a)	1,087	1,100
Coleto Creek LP
5.680% due 07/01/2011 (a)	998	1,019
Cooper Standard Automotive, Inc.
6.063% due 12/31/2011 (a)	2,526	2,543
Covanta Energy Corp.
3.360% due 06/24/2012 (a)	177	180
3.850% due 06/24/2012 (a)	376	383
6.460% due 06/30/2012 (a)	446	454
Davita, Inc.
1.010% due 06/17/2012 (a)	3,000	3,048
Delphi Corp.
10.300% due 06/13/2011 (a)	1,932	1,972
DirecTV Holdings LLC
5.289% due 04/08/2013 (a)	1,000	1,013
Dresser-Rand Group, Inc.
5.438% due 10/29/2011 (a)	1,273	1,295
Dura Operating Corp.
7.228% due 04/28/2011 (a)	1,000	1,013
El Paso Corp.
3.500% due 11/23/2009 (a)	3,875	3,922
6.813% due 11/23/2009 (a)	618	626
General Growth Properties, Inc.
5.950% due 11/12/2007 (a)	887	892
5.670% due 11/12/2008 (a)	3,483	3,531
Goodyear Tire & Rubber Co.
6.320% due 04/30/2010 (a)	5,000	5,069
Headwaters, Inc.
5.870% due 04/30/2011 (a)	1,209	1,226
7.750% due 04/30/2011 (a)	28	28
HealthSouth Corp.
6.530% due 06/14/2007 (a)	1,181	1,189
3.340% due 03/21/2010 (a)	319	321
Hercules, Inc.
5.240% due 10/08/2010 (a)	30	30
5.310% due 10/08/2010 (a)	564	571
Insight Midwest LP
6.063% due 12/31/2009 (a)	1,491	1,496
Jarden Corp.
5.490% due 01/21/2012 (a)	3,993	4,031
5.635% due 01/21/2012 (a)	474	478
Jean Coutu Group, Inc.
5.938% due 07/30/2011 (a)	1,980	2,014
Jefferson Smurfit Corp.
3.340% due 11/01/2010 (a)	87	88
5.750% due 11/01/2010 (a)	210	212
5.875% due 11/01/2010 (a)	215	217
5.750% due 11/01/2011 (a)	340	344
5.875% due 11/01/2011 (a)	143	145
K&F Industries, Inc.
5.920% due 11/18/2012 (a)	953	960
6.150% due 11/18/2012 (a)	467	471
Key Plastic Holdings LLC
5.990% due 06/25/2010 (a)	1,000	1,006
Kinetic Concepts, Inc.
5.780% due 08/11/2010 (a)	1,093	1,108
Loews Cineplex Entertainment Corp.
5.970% due 07/08/2011 (a)	695	700
5.800% due 07/22/2011 (a)	782	787
Masonite International Corp.
5.490% due 04/06/2013 (a)	32	32
5.660% due 04/06/2013 (a)	1,468	1,475
Mediacom Communications Corp.
5.490% due 02/28/2014 (a)	175	178
5.510% due 02/28/2014 (a)	1,020	1,036
5.870% due 02/28/2014 (a)	800	814
MGM, Inc.
5.740% due 04/08/2012 (a)	5,000	5,066
Nalco Co.
5.660% due 11/01/2010 (a)	612	622
5.870% due 11/01/2010 (a)	416	423
5.960% due 11/01/2010 (a)	472	480
New Skies Satellites Holdings Ltd.
5.875% due 05/04/2011 (a)	1,745	1,769
6.063% due 05/04/2011 (a)	168	171
Nortek Holdings, Inc.
5.910% due 08/24/2011 (a)	1,985	2,012
7.250% due 08/27/2011 (a)	5	5
Novelis, Inc.
5.460% due 01/07/2012 (a)	1,596	1,617
NRG Energy, Inc.
3.390% due 12/24/2011 (a)	1,969	1,990
5.255% due 12/24/2011 (a)	2,509	2,536
5.365% due 12/24/2011 (a)	10	10
PacifiCare Health Systems, Inc.
5.125% due 12/17/2008 (a)	635	638
5.188% due 12/17/2008 (a)	135	136
5.375% due 12/17/2008 (a)	421	422
PanAmSat Corp.
5.569% due 08/20/2009 (a)	792	801
6.107% due 08/20/2011 (a)	1,500	1,522
Penn National Gaming, Inc.
1.010% due 05/26/2012 (a)	3,000	3,042
Polypore, Inc.
6.100% due 11/12/2011 (a)	445	446
Primedia, Inc.
8.245% due 12/31/2009 (a)	1,182	1,187
5.000% due 09/30/2013 (a)	1,200	1,200
Qwest Corp.
6.950% due 06/30/2010 (a)	2,000	1,996
Refco Finance Holdings LLC
5.841% due 08/05/2011 (a)(b)	4,492	4,546
Reliant Resources, Inc.
6.089% due 04/30/2010 (a)	3,692	3,716
6.205% due 04/30/2010 (a)	288	290
Resorts International Holdings LLC
6.530% due 03/22/2012 (a)	2,466	2,487
Revlon Consumer Products Corp.
9.980% due 07/09/2010 (a)	125	129
9.380% due 07/31/2010 (a)	250	259
9.490% due 07/31/2010 (a)	250	259
9.920% due 07/31/2010 (a)	250	259
RH Donnelley, Inc.
5.230% due 06/30/2011 (a)	50	50
5.270% due 06/30/2011 (a)	50	50
5.300% due 06/30/2011 (a)	150	151
5.520% due 06/30/2011 (a)	399	402
5.620% due 06/30/2011 (a)	249	252
5.640% due 06/30/2011 (a)	150	151
5.670% due 06/30/2011 (a)	50	50
5.780% due 06/30/2011 (a)	329	332
Sealy Mattress Co.
5.539% due 04/01/2013 (a)	265	269
5.620% due 04/01/2013 (a)	177	179
Simmons Bedding Co.
5.625% due 12/19/2011 (a)	33	33
5.750% due 12/19/2011 (a)	819	832
5.938% due 12/19/2011 (a)	20	20
6.438% due 12/19/2011 (a)	60	61
7.500% due 12/19/2011 (a)	38	38
Sungard Data Systems, Inc.
6.280% due 01/22/2013 (a)	3,000	3,038
Telcordia Technologies, Inc.
6.610% due 09/09/2012 (a)	2,993	2,989
Tenneco Automotive, Inc.
5.943% due 12/12/2010 (a)	656	669
6.080% due 12/12/2010 (a)	1,656	1,687
UGS Corp.
5.670% due 03/31/2012 (a)	2,369	2,406
United Parcel Service, Inc.
6.254% due 09/30/2012 (a)	2,000	2,024
Universal City Development
5.600% due 06/09/2010 (a)	564	572
6.030% due 06/09/2010 (a)	11	11
5.810% due 06/19/2010 (a)	418	424
Valor Telecommunications LLC
5.591% due 02/14/2012 (a)	174	176
5.770% due 02/15/2012 (a)	763	773
5.811% due 02/15/2012 (a)	1,003	1,018
Warner ChilCott Co., Inc.
6.460% due 01/18/2012 (a)	1,625	1,639
6.770% due 01/18/2012 (a)	3,414	3,442
Warner Music Group, Inc.
5.520% due 02/27/2011 (a)	566	573
5.640% due 02/27/2011 (a)	500	506
5.830% due 02/27/2011 (a)	505	511
5.860% due 02/27/2011 (a)	417	423
Worldspan LP
6.375% due 02/11/2010 (a)	60	59
6.500% due 02/11/2010 (a)	127	124
6.563% due 02/11/2010 (a)	497	487
6.625% due 02/11/2010 (a)	33	33
6.688% due 02/11/2010 (a)	60	59
6.375% due 02/16/2010 (a)	280	275
6.625% due 02/16/2010 (a)	220	216
Wynn Las Vegas LLC
5.955% due 12/14/2011 (a)	3,000	3,037
Xerium Technologies, Inc.
6.020% due 05/18/2012 (a)	1,500	1,522

Total Bank Loan Obligations (Cost $142,413)		142,996

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  33

Schedule of Investments (Cont.)

Floating Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.1%

Banking & Finance 7.8%

American General Finance Corp.
3.637% due 01/06/2006 (a)	$600	$600
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	1,500	1,501
Banco Santander Chile
4.148% due 12/09/2009 (a)	3,500	3,489
Banque Centrale de Tunisie
7.500% due 09/19/2007	2,000	2,110
Bear Stearns Cos., Inc.
4.070% due 09/27/2007 (a)	650	657
3.980% due 01/30/2009 (a)	2,500	2,515
3.640% due 09/09/2009 (a)	1,680	1,688
Borden US Finance Corp.
8.349% due 07/15/2010 (a)	600	603
CIT Group, Inc.
3.714% due 04/19/2006 (a)	400	400
3.490% due 05/18/2007 (a)	100	100
4.120% due 09/20/2007 (a)	7,000	7,025
Ford Motor Credit Co.
6.500% due 01/25/2007	700	701
General Electric Capital Corp.
3.910% due 02/03/2006 (a)	100	100
3.420% due 05/12/2006 (a)	100	100
3.801% due 03/04/2008 (a)	2,500	2,502
3.780% due 04/30/2009 (a)	1,500	1,503
3.464% due 11/21/2011 (a)	2,000	2,008
3.670% due 09/15/2014 (a)	450	454
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	1,390	1,390
6.125% due 08/28/2007	4,000	3,939
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	5,000	5,004
3.832% due 10/27/2006 (a)	800	801
4.120% due 03/30/2007 (a)	1,500	1,502
3.980% due 07/23/2009 (a)	4,135	4,161
3.950% due 10/07/2011 (a)	2,000	2,013
Household Finance Corp.
3.900% due 02/09/2007 (a)	125	125
3.548% due 11/16/2009 (a)	4,500	4,517
HSBC Bank USA
3.990% due 09/21/2007 (a)	1,400	1,403
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	3,000	3,003
International Lease Finance Corp.
3.999% due 01/15/2010 (a)	4,500	4,522
Korea Development Bank
4.020% due 10/20/2009 (a)	5,200	5,208
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	5,000	5,000
Merrill Lynch & Co., Inc.
3.670% due 03/07/2006 (a)	100	100
3.889% due 04/18/2006 (a)	250	250
Morgan Stanley Dean Witter & Co.
3.810% due 11/09/2006 (a)	2,500	2,502
3.701% due 01/12/2007 (a)	442	443
3.393% due 02/15/2007 (a)	700	701
3.734% due 01/18/2008 (a)	2,000	2,002
3.880% due 01/22/2009 (a)	100	100
3.879% due 01/15/2010 (a)	3,500	3,517
National Rural Utilities Cooperative Finance Corp.
3.370% due 02/17/2006 (a)	900	900
NiSource Finance Corp.
7.625% due 11/15/2005	2,000	2,007
4.393% due 11/23/2009 (a)	3,500	3,518
Pemex Finance Ltd.
8.450% due 02/15/2007	542	554
8.020% due 05/15/2007	2,917	3,016
Petroleum Export Ltd.
5.265% due 06/15/2011	2,000	1,994
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	2,000	2,030
SLM Corp.
3.241% due 01/25/2008 (a)	9,000	9,007
3.371% due 07/25/2008 (a)	500	502
UBS Luxembourg S.A.
5.410% due 10/24/2006 (a)	150	153
Universal City Florida Holding Co.
8.443% due 05/01/2010 (a)	2,500	2,606

		106,546

Industrials 7.7%

Abitibi-Consolidated, Inc.
6.910% due 06/15/2011 (a)	2,350	2,362
AOL Time Warner, Inc.
6.125% due 04/15/2006	2,000	2,017
Bowater, Inc.
6.410% due 03/15/2010 (a)	2,500	2,500
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	220	221
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)	5,100	5,253
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	455
CCO Holdings LLC
7.535% due 12/15/2010 (a)	4,000	3,970
Cox Communications, Inc.
3.950% due 12/14/2007 (a)	6,000	6,045
CSX Corp.
4.010% due 08/03/2006 (a)	3,093	3,099
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	5,100	5,115
4.747% due 08/08/2006 (a)	100	101
4.132% due 11/17/2006 (a)	1,000	1,001
4.026% due 03/07/2007 (a)	4,200	4,195
4.314% due 09/10/2007 (a)	800	802
EchoStar DBS Corp.
5.750% due 10/01/2008	1,000	991
6.754% due 10/01/2008 (a)	2,755	2,817
El Paso Corp.
6.950% due 12/15/2007	1,750	1,783
Emmis Communications Corp.
9.314% due 06/15/2012 (a)	1,500	1,519
Enterprise Products Operating LP
4.000% due 10/15/2007	250	245
Freescale Semiconductor, Inc.
6.349% due 07/15/2009 (a)	3,950	4,078
Gazprom
10.500% due 10/21/2009	500	594
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,033
7.375% due 07/15/2008	1,000	1,053
Goodman Global Holding Co, Inc.
6.621% due 06/15/2012 (a)	2,250	2,211
Halliburton Co.
5.109% due 10/17/2005 (a)	900	900
HCA, Inc.
8.750% due 09/01/2010	1,000	1,109
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,000	940
JetBlue Airways Corp.
6.368% due 11/15/2008 (a)	2,500	2,518
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,320	5,336
Lyondell Chemical Co.
9.500% due 12/15/2008	1,500	1,579
MagnaChip Semiconductor S.A.
6.660% due 12/15/2011 (a)	2,500	2,488
MCI, Inc.
8.735% due 05/01/2014	3,500	3,911
Meritor Automotive, Inc.
6.800% due 02/15/2009	500	480
Newpark Resources, Inc.
8.625% due 12/15/2007	1,500	1,500
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,899
Pemex Project Funding Master Trust
5.399% due 10/15/2009 (a)	100	106
4.710% due 06/15/2010 (a)	3,200	3,338
5.170% due 06/15/2010 (a)	18,800	19,576
Tyco International Group S.A.
6.375% due 02/15/2006	2,500	2,517
Yum! Brands, Inc.
8.500% due 04/15/2006	2,500	2,551

		105,208

Utilities 4.6%

AES Corp.
8.750% due 05/15/2013	2,500	2,750
Alabama Power Co.
3.900% due 04/23/2007 (a)	100	100
American Electric Power Co., Inc.
4.709% due 08/16/2007 (a)	4,000	3,996
Appalachian Power Co.
3.810% due 06/29/2007 (a)	400	401
AT&T Corp.
9.050% due 11/15/2011	473	535
CMS Energy Corp.
9.875% due 10/15/2007	600	656
Dobson Communications Corp.
8.443% due 11/01/2011 (a)	1,500	1,562
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)	600	601
4.300% due 09/28/2007 (a)	5,000	5,001
Duke Energy Corp.
4.240% due 12/08/2005 (a)	2,200	2,200
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)	4,500	4,601
Northwestern Corp.
7.300% due 12/01/2006	3,000	3,078
Progress Energy, Inc.
6.750% due 03/01/2006	4,500	4,541
PSEG Energy Holdings LLC
7.750% due 04/16/2007	2,350	2,415
8.625% due 02/15/2008	1,500	1,575
PSEG Power LLC
6.875% due 04/15/2006	2,500	2,530
Public Service Electric & Gas Co.
3.577% due 06/23/2006 (a)	5,500	5,501
Qwest Communications International, Inc.
7.290% due 02/15/2009 (a)	3,850	3,821
Qwest Corp.
7.120% due 06/15/2013 (a)	1,500	1,568
Rogers Wireless Communications, Inc.
6.535% due 12/15/2010 (a)	2,250	2,357
Rural Cellular Corp.
8.370% due 03/15/2010 (a)	1,400	1,449
Southern California Edison Co.
3.465% due 12/13/2007 (a)	3,000	3,001
Time Warner Telecom Holdings, Inc.
7.790% due 02/15/2011 (a)	2,350	2,409
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	2,500	2,501
Williams Cos., Inc.
6.375% due 10/01/2010	2,250	2,244

		61,393

Total Corporate Bonds & Notes (Cost $273,320)		273,147

U.S. GOVERNMENT AGENCIES 19.9%

Fannie Mae
3.386% due 10/03/2005 (a)	200	200
3.445% due 01/07/2006 (a)	2,500	2,500
3.454% due 04/25/2035 (a)	371	372
3.651% due 09/07/2006 (a)	50,000	49,989
3.715% due 05/22/2006 (a)	25,000	24,994
Federal Home Loan Bank
3.360% due 12/29/2006 (a)	100,000	100,040

34  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
3.363% due 03/28/2006 (a)		$35,000	$35,004
3.730% due 06/13/2006 (a)		39,500	39,491
Freddie Mac
3.510% due 10/07/2005 (a)		200	200
4.065% due 10/25/2044 (a)		17,550	17,610
5.000% due 06/15/2013		389	390

Total U.S. Government Agencies (Cost $270,691)			270,790

U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Notes
3.000% due 12/31/2006		7,100	7,002
3.500% due 05/31/2007		9,000	8,905

Total U.S. Treasury Obligations (Cost $15,972)			15,907

MORTGAGE-BACKED SECURITIES 0.1%

Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		908	910

Total Mortgage-Backed Securities (Cost $908)			910

ASSET-BACKED SECURITIES 0.1%

Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 09/25/2034 (a)		49	49
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)		110	110
Countrywide Asset-Backed Certificates
3.980% due 01/25/2024 (a)		65	65
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		47	47
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)		133	133
SLM Student Loan Trust
3.630% due 04/26/2010 (a)		1,449	1,449

Total Asset-Backed Securities (Cost $1,853)			1,853

SOVEREIGN ISSUES 20.3%

Republic of Brazil
10.000% due 01/16/2007		250	267
11.250% due 07/26/2007		55	61
11.500% due 03/12/2008		25	29
4.313% due 04/15/2009 (a)		3,219	3,203
9.760% due 06/29/2009 (a)		66,560	78,125
10.000% due 08/07/2011		3,150	3,678
4.313% due 04/15/2012 (a)		51,559	50,852
7.875% due 03/07/2015		175	182
8.000% due 01/15/2018		1,885	2,001
8.875% due 10/14/2019		50	54
Republic of Chile
4.069% due 01/28/2008 (a)		1,461	1,470
Republic of Colombia
10.500% due 06/13/2006		750	778
8.625% due 04/01/2008		1,000	1,084
Republic of Ecuador
12.000% due 11/15/2012		1,500	1,529
9.000% due 08/15/2030 (a)		2,600	2,466
Republic of Egypt
7.625% due 07/11/2006		500	512
Republic of Kazakhstan
11.125% due 05/11/2007		750	825
Republic of Panama
8.250% due 04/22/2008		7,250	7,857
4.688% due 07/17/2014 (a)		3,919	3,898
4.688% due 07/17/2016 (a)		6,855	6,731
Republic of Peru
9.125% due 01/15/2008		4,600	4,991
5.000% due 03/07/2017 (a)		9,132	8,911
Republic of Ukraine
11.000% due 03/15/2007		4,172	4,420
7.343% due 08/05/2009 (a)		22,150	24,192
6.875% due 03/04/2011		250	263
Republic of Venezuela
5.375% due 08/07/2010		2,500	2,441
4.640% due 04/20/2011 (a)		58,300	58,009
Russian Federation
8.250% due 03/31/2010		2,500	2,714
12.750% due 06/24/2028		100	189
5.000% due 03/31/2030 (a)		1,700	1,958
United Mexican States
4.830% due 01/13/2009 (a)		2,511	2,557

Total Sovereign Issues (Cost $265,753)			276,247

FOREIGN CURRENCY-DENOMINATED ISSUES (d) 4.1%

Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	42,500	54,113
Kingdom of Spain
3.100% due 09/20/2006	JY	190,000	1,723

Total Foreign Currency-Denominated Issues (Cost $57,590)			55,836

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		30,200	1,663

Total Preferred Stock (Cost $1,510)			1,663

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 22.3%

Commercial Paper 21.7%

Fannie Mae
3.630% due 12/01/2005		$80,000	79,524
Federal Home Loan Bank
3.180% due 10/03/2005		106,500	106,500
3.419% due 10/14/2005		40,000	39,955
Freddie Mac
3.254% due 11/01/2005		17,000	16,955
3.310% due 11/03/2005		12,500	12,465
3.845% due 03/21/2006		41,000	40,210

			295,609

Repurchase Agreement 0.6%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $8,461. Repurchase proceeds are $8,294.)		8,292	8,292

Total Short-Term Instruments (Cost $303,947)			303,901

Total Investments 98.7% (Cost $1,333,957)			$1,343,250

Other Assets and Liabilities (Net) 1.3%			17,067

Net Assets 100.0%			$1,360,317

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Security is in default.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  35

Schedule of Investments (Cont.)

Floating Income Fund

September 30, 2005 (Unaudited)

(c)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	18,400	$(81)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	(4)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		5,400	(4)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	13,300	351
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		$22,600	351

							$613

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$7
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	11
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	9
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	4
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,500	(12)
Bank of America	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	357
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	46
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	266
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	6
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(55)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	2
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	0
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(62)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(28)
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(142)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,400	(108)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	19
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,000	(2)
Citibank N.A.	Dow Jones CDX N.A. HY4-BB Index	Sell	2.100%	06/20/2010	5,000	(4)
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	840	15
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	8
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	6
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	2
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	39
Credit Suisse First Boston	SAMI	Sell	2.150%	12/20/2009	1,050	7
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	7
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	5
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	13
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. 100-4 Index	Sell	3.600%	06/20/2010	27,225	638
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	742
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	15
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	9
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	9
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	218
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	(4)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(5)

36  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	$12,000	$755
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	4,950	106
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	8
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month USD-LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	6
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	19,000	(87)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY4-B Index	Sell	3.400%	06/20/2010	3,000	21
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	14,850	910
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	38
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	3,500	33
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	6
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	4
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	5
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(30)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	23
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(44)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	14
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,100	(2)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	134
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	08/20/2007	15,000	59
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	2
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	41,500	1,171
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,000	(15)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	37,500	2,344
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	6,930	157
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	329
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	12,000	(58)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(9)
UBS Warburg LLC	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	3,812	81
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	5,000	11
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	22,500	42
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(1)
Wachovia Bank N.A.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	8,168	174
Wachovia Bank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	19

						$8,276

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	374	10/2005	$17	$0	$17
Buy	EC	14,251	10/2005	0	(335)	(335)
Sell		59,085	10/2005	2,326	0	2,326
Buy	JY	157,880	10/2005	0	(43)	(43)

				$2,343	$(378)	$1,965

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  37

Schedule of Investments

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 0.6%

Republic of Brazil
4.313% due 04/15/2012 (a)		$82	$81
8.000% due 01/15/2018		6,966	7,394
8.875% due 10/14/2019		500	544
8.250% due 01/20/2034		300	302

Total Brazil (Cost $7,970)			8,321

CANADA (j) 0.0%

Commonwealth of Canada
5.750% due 06/01/2033	C$	200	215

Total Canada (Cost $194)			215

CAYMAN ISLANDS (j) 0.3%

Cypress Tree Investment Partners I Ltd.
3.999% due 10/15/2009 (a)		$1,132	1,135
3.999% due 10/15/2009		808	811
Mizuho Financial Group Cayman Ltd.
1.523% due 11/29/2049 (a)	JY	100,000	881
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$1,100	1,105

Total Cayman Islands (Cost $4,032)			3,932

FRANCE (j) 17.0%

Republic of France
4.000% due 10/25/2009	EC	4,500	5,698
4.750% due 10/25/2012		100	134
4.000% due 04/25/2014		300	386
4.000% due 10/25/2014		151,700	195,103
5.500% due 04/25/2029		4,200	6,590
5.750% due 10/25/2032		10,100	16,634
4.000% due 04/25/2055		300	391

Total France (Cost $226,873)			224,936

GERMANY (j) 20.2%

Republic of Germany
4.000% due 07/04/2009	EC	300	379
5.375% due 01/04/2010		300	400
5.250% due 01/04/2011		19,500	26,275
5.000% due 01/04/2012		5,300	7,148
5.000% due 07/04/2012		38,700	52,442
3.750% due 07/04/2013		21,700	27,428
4.250% due 01/04/2014		25,940	33,904
4.250% due 07/04/2014		20,000	26,160
6.250% due 01/04/2024		9,800	16,167
6.500% due 07/04/2027		2,260	3,930
5.625% due 01/04/2028		20,500	32,443
6.250% due 01/04/2030		22,640	38,943
5.500% due 01/04/2031		300	475
4.750% due 07/04/2034		400	581

Total Germany (Cost $269,422)			266,675

ITALY (j) 0.2%

Republic of Italy
3.000% due 04/15/2009	EC	700	852
4.500% due 05/01/2009		1,000	1,279

Total Italy (Cost $2,178)			2,131

JAPAN (j) 13.8%

Government of Japan
0.700% due 09/20/2008	JY	1,790,000	15,897
1.600% due 09/20/2013		5,560,000	50,340
1.500% due 03/20/2014		2,320,000	20,762
1.600% due 06/20/2014		3,970,000	35,716
1.800% due 06/20/2014		1,920,000	17,564
1.600% due 09/20/2014		1,650,000	14,816
1.500% due 03/20/2015		100,000	888
2.400% due 06/20/2024		56,000	527
2.300% due 05/20/2030		1,938,600	17,212
2.300% due 06/20/2035		420,000	3,621
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		5,100	5,043

Total Japan (Cost $194,339)			182,386

JERSEY, CHANNEL ISLANDS (j) 0.1%

AIG SunAmerica Institutional Funding III Ltd.
2.269% due 07/17/2006 (a)	EC	600	721

Total Jersey, Channel Islands (Cost $783)			721

MEXICO 0.3%

Pemex Project Funding Master Trust
5.750% due 12/15/2015		$2,600	2,577
United Mexican States
5.875% due 01/15/2014		1,700	1,762

Total Mexico (Cost $4,317)			4,339

NETHERLANDS (j) 0.1%

Kingdom of Netherlands
4.250% due 07/15/2013	EC	400	522
3.750% due 07/15/2014		1,200	1,516

Total Netherlands (Cost $2,070)			2,038

PANAMA 0.1%

Republic of Panama
7.250% due 03/15/2015		$700	766

Total Panama (Cost $718)			766

PERU 0.1%

Republic of Peru
9.125% due 02/21/2012		$900	1,084

Total Peru (Cost $1,032)			1,084

RUSSIA (j) 0.7%

Gaz Capital S.A.
5.875% due 06/01/2015	EC	600	804
Russian Federation
10.000% due 06/26/2007		$300	327
8.250% due 03/31/2010		2,300	2,497
5.000% due 03/31/2030 (a)		5,200	5,988

Total Russia (Cost $9,203)			9,616

SOUTH AFRICA 0.1%

Republic of South Africa
7.375% due 04/25/2012		$1,000	1,127

Total South Africa (Cost $1,126)			1,127

SPAIN (j) 6.5%

Banesto Banco de Emisiones
2.160% due 10/04/2006 (a)	EC	1,000	1,202
Caja Madrid
2.132% due 05/31/2006 (a)		1,200	1,442
Kingdom of Spain
5.400% due 07/30/2011		20,800	28,440
6.150% due 01/31/2013		1,000	1,451
4.400% due 01/31/2015		16,000	21,195
5.750% due 07/30/2032		19,150	31,456
4.200% due 01/31/2037		900	1,197

Total Spain (Cost $87,699)			86,383

SUPRANATIONAL (j) 0.0%

European Investment Bank
4.000% due 10/15/2037	EC	500	630

Total Supranational (Cost $635)			630

TUNISIA (j) 0.3%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$300	340
4.500% due 06/22/2020	EC	3,000	3,670

Total Tunisia (Cost $3,967)			4,010

UNITED KINGDOM (j) 3.4%

HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$3,300	3,250
SRM Investment Ltd.
2.352% due 08/26/2034 (a)	EC	89	107
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,400	4,312
4.000% due 03/07/2009		100	175
5.750% due 12/07/2009		3,900	7,280
9.000% due 07/12/2011		11,900	26,056
5.000% due 03/07/2012		2,030	3,731
5.000% due 09/07/2014		35	65

Total United Kingdom (Cost $45,527)			44,976

UNITED STATES 51.0%

Asset-Backed Securities 3.4%

AAA Trust
3.930% due 11/26/2035 (a)		$9,760	9,762
Aegis Asset-Backed Securities Trust
3.950% due 03/25/2035 (a)		1,333	1,335
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		2	2
4.240% due 03/25/2033 (a)		21	21
4.270% due 09/25/2034 (a)		188	188
3.930% due 04/25/2035 (a)		932	932
Asset-Backed Funding Certificates
3.900% due 02/25/2035 (a)		344	344
3.929% due 08/25/2035 (a)		700	700
Bank One Issuance Trust
3.818% due 10/15/2008 (a)		1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
4.000% due 12/25/2042 (a)		513	513
Centex Home Equity Co. LLC
4.130% due 09/25/2033 (a)		6	6
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)		88	88
CIT Group Home Equity Loan Trust
3.604% due 03/25/2033 (a)		24	24
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		2,600	2,600

38  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	$5	$5
3.970% due 05/25/2023 (a)	223	224
3.980% due 10/25/2023 (a)	61	61
4.070% due 12/25/2031 (a)	10	10
3.910% due 10/25/2035 (a)	4,114	4,117
Credit-Based Asset Servicing & Securitization LLC
4.010% due 09/25/2030 (a)	1,617	1,618
4.150% due 06/25/2032 (a)	60	60
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	282	282
Fieldstone Mortgage Investment Corp.
4.120% due 01/25/2035 (a)	58	58
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.000% due 11/25/2034 (a)	46	46
3.980% due 01/25/2035 (a)	721	722
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	833	834
GMAC Mortgage Corp. Loan Trust
3.930% due 10/25/2033 (a)	28	28
GSAMP Trust
4.120% due 03/25/2034 (a)	110	110
3.930% due 03/25/2035 (a)	1,194	1,195
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)	1,836	1,843
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)	3,299	3,301
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	108	108
4.146% due 02/21/2033 (a)	757	759
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	9	9
4.150% due 07/25/2033 (a)	53	53
4.010% due 10/25/2034 (a)	991	992
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)	1,000	1,000
3.997% due 06/25/2036 (a)	400	400
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	74	75
Morgan Stanley Home Equity Loans
3.950% due 12/25/2034 (a)	929	930
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)	6	6
Option One Mortgage Loan Trust
3.960% due 02/25/2035 (a)	373	374
3.980% due 11/25/2035 (a)	400	400
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)	80	80
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)	11	11
4.330% due 12/25/2033 (a)	2,069	2,083
Residential Asset Mortgage Products, Inc.
3.990% due 09/25/2013 (a)	91	91
3.930% due 04/25/2025 (a)	12	12
3.970% due 05/25/2026 (a)	29	29
4.170% due 09/25/2033 (a)	48	48
3.930% due 05/25/2035 (a)	1,925	1,926
Residential Asset Securities Corp.
4.000% due 10/25/2013 (a)	2,005	2,007
4.100% due 04/25/2032 (a)	39	39
4.080% due 07/25/2032 (a)	65	65
Saxon Asset Securities Trust
4.090% due 08/25/2032 (a)	3	3
4.130% due 06/25/2033 (a)	105	105
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	97	97
Structured Asset Securities Corp.
4.230% due 05/25/2034 (a)	84	85

		44,683

Corporate Bonds & Notes 4.5%

AOL Time Warner, Inc.
6.125% due 04/15/2006	3,700	3,731
ASIF Global Financing
3.790% due 08/11/2006 (a)	2,700	2,701
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	600	607
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,586
CIT Group, Inc.
4.033% due 05/23/2008 (a)	3,500	3,512
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,420
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	7,300	7,358
4.314% due 09/10/2007 (a)	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	408
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	700	700
Ford Motor Credit Co.
6.500% due 02/15/2006	5,825	5,841
4.740% due 11/16/2006 (a)	700	698
4.870% due 03/21/2007 (a)	400	395
Fort James Corp.
6.875% due 09/15/2007	900	931
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	200	200
4.677% due 05/18/2006 (a)	125	124
5.050% due 01/16/2007 (a)	3,275	3,220
GPU, Inc.
7.700% due 12/01/2005	800	804
Halliburton Co.
5.109% due 10/17/2005 (a)	1,700	1,701
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	200	202
HCA, Inc.
7.125% due 06/01/2006	1,900	1,934
7.000% due 07/01/2007	1,500	1,541
Mirage Resorts, Inc.
7.250% due 10/15/2006	425	435
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)	1,600	1,786
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	1,200	1,307
Morgan Stanley Dean Witter & Co.
3.734% due 01/18/2008 (a)	900	901
NiSource Finance Corp.
7.625% due 11/15/2005	2,800	2,810
Raychem Corp.
7.200% due 10/15/2008	200	213
TCI Communications, Inc.
6.875% due 02/15/2006	2,400	2,419
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)	6,800	6,801
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	508
4.879% due 04/15/2008 (a)	1,000	1,010
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	1,000	1,001

		60,206

Mortgage-Backed Securities 4.2%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	2,391	2,352
Banc of America Large Loan
3.968% due 11/15/2015 (a)	90	90
Bank of America Mortgage Securities
5.000% due 05/25/2034	4,186	4,144
Bear Stearns Adjustable Rate Mortgage Trust
4.080% due 07/25/2034 (a)	30	30
Countrywide Alternative Loan Trust
4.040% due 05/25/2035 (a)	4,721	4,660
Countrywide Home Loan Mortgage Pass-Through Trust
4.160% due 02/25/2035 (a)	656	656
4.170% due 02/25/2035 (a)	693	693
4.150% due 03/25/2035 (a)	7,510	7,524
4.120% due 04/25/2035 (a)	1,327	1,327
4.110% due 08/25/2034 (a)	46	46
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,676	2,683
Greenpoint Mortgage Funding Trust
4.050% due 05/25/2045 (a)	3,192	3,186
Harborview Mortgage Loan Trust
4.159% due 02/19/2034 (a)	96	96
4.009% due 05/19/2035 (a)	5,702	5,696
Mellon Residential Funding Corp.
4.208% due 12/15/2030 (a)	42	42
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035 (a)	900	896
SACO I, Inc.
3.980% due 02/25/2028 (a)	1,031	1,032
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	129	129
Structured Asset Mortgage Investments, Inc.
4.060% due 06/19/2035 (a)	3,266	3,254
Structured Asset Securities Corp.
3.950% due 03/25/2035 (a)	1,722	1,724
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)	1,908	1,910
4.150% due 01/25/2045 (a)	1,478	1,478
4.100% due 12/25/2027 (a)	445	444
4.265% due 06/25/2042 (a)	1,976	1,995
4.137% due 08/25/2042 (a)	50	50
Washington Mutual, Inc.
4.060% due 04/25/2045 (a)	9,572	9,545

		55,682

Municipal Bonds & Notes 0.6%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,700	1,900
New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035	2,000	2,078
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	2,000	2,064
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
4.000% due 06/01/2013	850	854
5.625% due 06/01/2037	1,350	1,402

		8,298

	Shares

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	15,697	864

	Principal Amount (000s)

U.S. Government Agencies 32.7%

Fannie Mae
3.500% due 03/25/2009	$161	160
3.651% due 11/28/2035 (a)	9,412	9,409
3.943% due 05/25/2034 (a)	33	33
4.080% due 08/25/2030 (a)	105	105
4.193% due 05/28/2035 (a)	670	672
4.198% due 11/01/2034 (a)	10,000	9,898
4.230% due 06/25/2029 (a)	60	61
4.989% due 12/01/2034 (a)	512	515

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  39

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.000% due 11/25/2032	$4,000	$3,883
5.500% due 10/01/2028- 07/01/2035 (c)	377,291	377,535
6.500% due 06/25/2044	130	134
Freddie Mac
4.500% due 06/01/2035	19,823	18,867
5.000% due 12/15/2031	3,200	3,154
Government National Mortgage Association
6.000% due 08/20/2034	3,697	3,780
Small Business Administration
4.625% due 02/01/2025	1,172	1,158
4.754% due 08/01/2014	96	97
5.110% due 04/25/2025	2,500	2,535

		431,996

U.S. Treasury Obligations 5.5%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	3,859	3,941
1.875% due 07/15/2015	10,044	10,136
U.S. Treasury Bonds
8.875% due 02/15/2019	15,600	22,352
8.125% due 08/15/2019	2,300	3,141
7.875% due 02/15/2021	4,500	6,122
8.125% due 05/15/2021	19,000	26,440
U.S. Treasury Note
3.000% due 02/15/2009	400	385

		72,517

Total United States (Cost $679,317)		674,246

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006 $ 2,000		18

Total Purchased Call Options (Cost $59)		18

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005	50	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006	400	5
Eurodollar March Futures (CME)
Strike @ 94.375 Exp. 03/13/2006	215	0
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 109.000 Exp. 11/22/2005 160	3
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 88.000 Exp. 11/22/2005	797	12

Total Purchased Put Options (Cost $25)		20

SHORT-TERM INSTRUMENTS 22.3%

Commercial Paper 14.7%

Fortis Funding LLC
3.900% due 10/03/2005	$36,500	$36,500
Public Service Electric & Gas Co.
3.690% due 11/30/2005	600	596
Rabobank USA Financial Corp.
3.880% due 10/03/2005	7,400	7,400
3.905% due 12/30/2005	32,700	32,375
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005	10,400	10,369
3.720% due 12/08/2005	30,000	29,777
Societe Generale N.A.
3.770% due 11/01/2005	36,200	36,090
UBS Finance Delaware LLC
3.760% due 12/01/2005	22,200	22,063
3.715% due 12/08/2005	18,300	18,164
3.750% due 12/13/2005	500	496

		193,830

Repurchase Agreements 4.7%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.625% due 04/30/2007 valued at $60,666. Repurchase proceeds are $59,316.)	59,300	59,300
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $3,620. Repurchase proceeds are $3,549.)	3,548	3,548

		62,848

U.S. Treasury Bills 2.9%
3.427% due 12/01/2005- 12/15/2005 (c)(d)(f)	$38,735	$38,435

Total Short-Term Instruments (Cost $295,196)		295,113

Total Investments (e) 137.1% (Cost $1,836,682)		$1,813,683

Written Options (h) (0.0%)		(70)
(Premiums $110)

Other Assets and Liabilities (Net) (37.1%)		(490,734)

Net Assets 100.0%		$1,322,879

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $31,503 have been pledged as collateral for swap and swaption contracts at September 30, 2005.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $14,263 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $3,459 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	16	$(18)
Eurodollar December Futures	Long	12/2005	649	(691)
Euro-Bobl 5-Year Note Futures	Long	12/2005	24	(25)
Euro-Bund 10-Year Note Futures	Long	12/2005	825	(372)
Euro-Bund Purchased Put Options Strike @ 113.500	Long	12/2005	800	0
Government of Japan 10-Year Note Futures	Long	12/2005	77	(1,349)
U. S. Treasury 5-Year Note Futures	Long	12/2005	160	(230)
U.S. Treasury 10-Year Note Futures	Short	12/2005	413	343
U.S. Treasury 30-Year Bond Futures	Long	12/2005	30	(68)

				$(2,410)

40  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Swap agreements outstanding at September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	$500	$7
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,300	(3)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	900	(1)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(32)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(4)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	(2)
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	500	(4)
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	(4)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	2,200	(66)
UBS Warburg LLC	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	3,600	(5)
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	3,600	7

						$(107)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2010	A$	60,000	$(468)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	471
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	37,800	1,039
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,600	(2)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,300	(30)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,500	156
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	216
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		39,600	(374)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2015		4,800	43
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	2
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,100	(22)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,200	18
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,900	(6)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		8,200	366
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		6,700	237
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		500	4
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(4)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(145)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,100	10
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(346)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		4,500	39
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		EC 200	4
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		5,000	8
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		6,000	(25)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	(66)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2015		14,200	(1,371)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,700	(225)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		130,800	(6,869)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	11
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,300	(37)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	1,250
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	5
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		8,900	(107)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		44,600	(88)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	12
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		10,300	(21)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	374
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,040,000	94
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(149)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  41

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006	$78,000	$2
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007	141,500	(568)
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010	16,800	60
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	61,000	1,085
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	118,100	3,025
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	1,500	20
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	176,700	(304)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	9,800	126
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	110,800	1,483
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	5,000	48
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	29,400	141
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025	2,000	90
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007	26,800	202
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	15,300	207
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	8,400	91
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,000	42
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010	6,900	59
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	4,900	77
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	39,000	112

						$(56)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/22/2005	120	$26	$2
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	120	24	54

				$50	$56

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006	$5,000	$60	$14

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open at September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Amount	Proceeds	Value**
Freddie Mac	4.500%	10/13/2035	$20,000	$19,244	$19,032
U.S. Treasury Note	3.000	02/15/2009	500	486	483
U.S. Treasury Note	3.375	09/15/2009	300	291	292
U.S. Treasury Note	4.250	11/15/2014	1,300	1,312	1,314

				$21,333	$21,121

**	Market value includes $26 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding at September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	6,542	10/2005	$109	$0	$109
Buy		2,340	11/2005	15	0	15
Buy	BP	61,807	10/2005	0	(2,197)	(2,197)
Sell		13,256	10/2005	409	0	409
Buy	BR	1,690	02/2006	32	0	32
Buy	C$	45,092	10/2005	973	0	973
Buy	CP	401,098	02/2006	9	0	9
Buy	DK	109,534	12/2005	0	(721)	(721)
Buy	EC	265,078	10/2005	0	(9,735)	(9,735)
Sell		5,501	10/2005	163	0	163
Buy		111,672	11/2005	86	(30)	56
Sell		1,852	11/2005	6	0	6
Buy	IR	11,688,300	10/2005	82	0	82
Sell		11,688,300	10/2005	0	(14)	(14)
Buy		11,688	01/2006	0	(1,083)	(1,083)
Buy	JY	40,021,038	10/2005	1	(9,873)	(9,872)
Sell		675,020	10/2005	31	0	31
Buy	KW	1,767,100	02/2006	0	(53)	(53)
Buy	PN	2,326	03/2006	0	(12)	(12)

42  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PZ	5,661	02/2006	$18	$0	$18
Buy	RP	1,306	03/2006	0	0	0
Buy	S$	482	02/2006	0	(8)	(8)
Buy		217	03/2006	0	(1)	(1)
Buy	SK	124,672	12/2005	0	(776)	(776)
Buy	SR	8,719	02/2006	23	0	23
Buy	T$	11,164	02/2006	0	(16)	(16)
Buy		25,793	03/2006	0	(3)	(3)

				$1,957	$(24,522)	$(22,565)

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$611	$607	0.05%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  43

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.0%

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$450	$495

Total Aruba (Cost $448)			495

AUSTRALIA (j) 0.2%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	499
Crusade Global Trust
4.120% due 02/15/2030 (a)		$218	218
GMAC Australia Finance
1.120% due 03/23/2006	JY	300,000	2,639
Homeside Mortgage Securities Trust
3.810% due 01/20/2027 (a)		$381	374
Medallion Trust
3.791% due 07/12/2031 (a)		1,054	1,052
Torrens Trust
4.028% due 07/15/2031 (a)		438	438

Total Australia (Cost $5,270)			5,220

AUSTRIA (j) 0.7%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,222

Total Austria (Cost $13,904)			17,222

BELGIUM (j) 0.6%

Kingdom of Belgium
7.500% due 07/29/2008	EC	10,500	14,324

Total Belgium (Cost $10,265)			14,324

BRAZIL 0.5%

Republic of Brazil
4.313% due 04/15/2009 (a)		$5,318	5,291
4.313% due 04/15/2012 (a)		412	406
8.000% due 01/15/2018		4,327	4,593
8.875% due 10/14/2019		1,000	1,088

Total Brazil (Cost $10,774)			11,378

CANADA (j) 0.1%

Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	2,100	1,919

Total Canada (Cost $1,760)			1,919

CAYMAN ISLANDS (j) 0.5%

Cypress Tree Investment Partners I Ltd.
3.999% due 10/15/2009 (a)		$1,293	1,297

Mizuho Financial Group Cayman Ltd.
1.523% due 11/29/2049 (a)	JY	300,000	2,644
Pylon Ltd.
6.036% due 12/29/2008 (a)	EC	1,350	1,676
Redwood Capital Ltd.
7.904% due 01/09/2006 (a)		$2,300	2,304
SHL Corp. Ltd.
0.757% due 12/25/2024 (a)	JY	25,655	224
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$3,900	3,916

Total Cayman Islands (Cost $12,316)			12,061

DENMARK (j) 0.0%

Nykredit Konvertible
6.000% due 10/01/2029	DK	3,586	606
Unikredit Realkredit
6.000% due 07/01/2029		2,759	466

Total Denmark (Cost $697)			1,072

FRANCE (j) 13.3%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,405
Republic of France
7.250% due 04/25/2006		7,000	8,641
5.250% due 04/25/2008		26,800	34,399
4.000% due 04/25/2009		8,050	10,145
4.000% due 10/25/2009		30,070	38,074
4.000% due 04/25/2014		39,700	51,052
4.000% due 10/25/2014		111,700	143,658
6.000% due 10/25/2025		3,400	5,535
5.750% due 10/25/2032		10,300	16,964
4.750% due 04/25/2035		1,100	1,597
4.000% due 04/25/2055		600	782

Total France (Cost $291,305)			312,252

GERMANY (j) 26.0%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,546
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,117
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	553
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,811
Republic of Germany
4.000% due 07/04/2009		2,900	3,660
5.375% due 01/04/2010		4,100	5,462
5.250% due 07/04/2010		33,300	44,531
5.250% due 01/04/2011		28,400	38,267
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		74,500	100,481
5.000% due 07/04/2012		300	407
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		20,500	25,911
4.250% due 01/04/2014		94,252	123,190
4.250% due 07/04/2014		11,100	14,519
6.250% due 01/04/2024		7,600	12,538
6.500% due 07/04/2027		95,560	166,173
5.625% due 01/04/2028		8,870	14,037
6.250% due 01/04/2030		10,750	18,491
5.500% due 01/04/2031		15,400	24,362
4.750% due 07/04/2034		4,300	6,246

Total Germany (Cost $574,092)			608,443

IRELAND (j) 0.3%

Celtic Residential Irish Mortgage Securitisation
2.344% due 06/13/2035 (a)	EC	2,115	2,553
Emerald Mortgages PLC
2.375% due 10/22/2035 (a)		562	678
2.375% due 04/30/2028 (a)		2,219	2,661

Total Ireland (Cost $5,134)			5,892

ITALY (j) 0.4%

Republic of Italy
5.500% due 11/01/2010	EC	1,700	2,303
5.250% due 08/01/2011		3,400	4,605
Siena Mortgage SpA
2.411% due 02/28/2037 (a)	EC	1,133	1,354
Upgrade SpA
2.373% due 12/31/2035 (a)		1,000	1,191

Total Italy (Cost $7,601)			9,453

JAPAN (j) 16.4%

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,026
Government of Japan
0.700% due 09/20/2008	JY	2,980,000	26,465
1.300% due 09/20/2012		380,000	3,392
1.600% due 09/20/2013		8,640,000	78,226
1.500% due 03/20/2014		10,910,000	97,635
1.600% due 06/20/2014		8,010,000	72,061
1.600% due 09/20/2014		5,710,000	51,273
2.400% due 06/20/2024		822,000	7,731
2.300% due 05/20/2030		1,961,100	17,412
2.400% due 03/20/2034		300,000	2,661
2.300% due 06/20/2035		1,110,000	9,569
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$8,400	8,307
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		1,300	1,296

Total Japan (Cost $400,789)			383,054

MEXICO 0.1%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,125
9.625% due 12/02/2008		1,290	1,458

Total Mexico (Cost $2,301)			2,583

NETHERLANDS (j) 1.1%

Delphinus BV
2.403% due 04/25/2093 (a)	EC	1,500	1,804
Dutch Mortgage-Backed Securities BV
2.386% due 10/02/2079 (a)		3,000	3,626
2.382% due 11/20/2035 (a)		1,614	1,950
Holland Euro-Denominated Mortgage-Backed Series
2.389% due 04/18/2012 (a)		1,387	1,651
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	14,574
3.750% due 07/15/2014		2,500	3,158

Total Netherlands (Cost $23,869)			26,763

NEW ZEALAND (j) 0.1%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	3,006	2,784

Total New Zealand (Cost $1,840)			2,784

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$2,000	2,167

Total Panama (Cost $2,148)			2,167

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$2,000	2,170

Total Peru (Cost $2,170)			2,170

44  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
RUSSIA (j) 0.2%

Gaz Capital S.A.
5.875% due 06/01/2015	EC	700	$938
Russian Federation
10.000% due 06/26/2007		$1,630	1,778
8.250% due 03/31/2010		400	434
5.000% due 03/31/2030 (a)		2,200	2,533

Total Russia (Cost $5,425)			5,683

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$2,480	2,574

Total South Africa (Cost $2,620)			2,574

SPAIN (j) 3.6%

Caja Madrid
2.132% due 05/31/2006 (a)	EC	2,600	3,124
Hipotebansa Mortgage Securitization Fund
2.271% due 07/18/2022 (a)		1,460	1,702
Hipotebansa V
2.261% due 01/18/2018 (a)		1,068	1,248
Kingdom of Spain
5.150% due 07/30/2009		37,730	49,514
5.350% due 10/31/2011		11,100	15,188
4.200% due 07/30/2013		2,200	2,862
5.750% due 07/30/2032		4,500	7,392
4.200% due 01/31/2037		2,300	3,059

Total Spain (Cost $67,898)			84,089

SUPRANATIONAL (j) 0.4%

European Investment Bank
4.000% due 10/15/2037	EC	6,600	8,321

Total Supranational (Cost $8,385)			8,321

TUNISIA (j) 0.3%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	290
7.375% due 04/25/2012		500	567
4.500% due 06/22/2020	EC	4,600	5,628

Total Tunisia (Cost $6,422)			6,485

UNITED KINGDOM (j) 3.8%

Bauhaus Securities Ltd.
2.446% due 10/30/2052 (a)	EC	3,309	3,988
Dolerite Funding PLC
4.100% due 08/20/2032 (a)		$1,138	1,140
Haus Ltd.
2.414% due 12/14/2037 (a)	EC	5,576	6,398
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$5,900	5,811
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)	EC	500	732
SRM Investment Ltd.
2.352% due 08/26/2034 (a)	EC	445	537
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,803
4.750% due 06/07/2010		3,800	6,854
5.000% due 03/07/2012		12,830	23,580
8.000% due 09/27/2013		14,100	31,089

Total United Kingdom (Cost $88,269)			88,932

UNITED STATES (j) 51.8%

Asset-Backed Securities 0.7%

Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		$40	40
4.240% due 03/25/2033 (a)		90	90
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.770% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)		107	107
4.230% due 10/25/2032 (a)		312	313
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		3,000	3,000
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)		121	121
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		172	174
EQCC Home Equity Loan Trust
4.046% due 03/20/2030 (a)		45	46
First Alliance Mortgage Loan Trust
4.026% due 12/20/2027 (a)		39	39
Home Equity Asset Trust
3.980% due 08/25/2034 (a)		651	651
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		356	356
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		1,380	1,386
Mesa Trust Asset-Backed Certificates
4.230% due 11/25/2031 (a)		1,032	1,034
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		512	512
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)		2,504	2,504
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)		57	57
Quest Trust
4.390% due 06/25/2034 (a)		2,714	2,720
Residential Asset Mortgage Products, Inc.
3.930% due 04/25/2025 (a)		140	140
Residential Asset Securities Corp.
4.080% due 07/25/2032 (a)		1,241	1,244

			16,438

Corporate Bonds & Notes 2.0%

Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		900	911
Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	504
Ford Motor Credit Co.
4.740% due 11/16/2006 (a)		3,300	3,289
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,586
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		$200	199
Georgia-Pacific Corp.
7.375% due 07/15/2008		600	631
GPU, Inc.
7.700% due 12/01/2005		500	503
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		4,670	4,794
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	409
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)		1,200	1,340
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		1,400	1,525
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)		15,100	15,100
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		11,800	11,801
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	508

			46,100

Mortgage-Backed Securities 1.9%

Bank of America Mortgage Securities
5.000% due 05/25/2034		$6,698	6,630
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,139
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/2035 (a)		173	173
CS First Boston Mortgage Securities Corp.
5.730% due 05/25/2032 (a)		147	147
4.380% due 08/25/2033 (a)		1,430	1,438
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,340	4,351
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,172
Impac CMB Trust
4.230% due 07/25/2033 (a)		344	344
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,884
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		616	627
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		4,996	5,003
5.131% due 10/25/2032 (a)		718	718
4.100% due 12/25/2027 (a)		7,001	7,000
4.237% due 12/25/2040 (a)		407	406
4.007% due 02/27/2034 (a)		1,932	1,912

			44,944

Municipal Bonds & Notes 2.2%

California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,276
5.250% due 07/01/2013		3,500	3,872
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,256
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,666
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	326
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	217
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,563
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,482
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	226
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,308
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	833
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		1,300	1,441

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  45

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	$1,500	$1,555
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	343
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,081
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025	3,105	3,180
5.600% due 06/01/2035	400	412
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,100	3,464
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	875
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,600
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	207
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	427
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	555
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	444
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	310	329
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	647
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,193
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013	3,500	3,669
5.500% due 06/01/2014	300	321
5.500% due 06/01/2017	600	654
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,087
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	207

		51,716

	Shares	Value (000s)

Preferred Security 0.3%

DG Funding Trust
3.360% due 12/29/2049 (a)	640	$6,852

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	30,433	1,676

	Principal Amount (000s)

U.S. Government Agencies 31.0%

Fannie Mae
3.870% due 07/25/2035 (a)	$1,741	1,742
3.950% due 03/25/2034 (a)	1,084	1,086
4.165% due 11/01/2022 (a)	56	58
4.198% due 11/01/2034 (a)	16,500	16,332
4.575% due 01/01/2023 (a)	65	67
4.962% due 08/01/2023 (a)	278	284
4.989% due 12/01/2034 (a)	3,584	3,608
5.000% due 11/25/2032-10/13/2035 (c)	33,203	32,460
5.238% due 12/01/2030 (a)	89	92
5.500% due 11/01/2028-10/13/2035 (c)	543,975	544,211
5.766% due 04/01/2032 (a)	207	210
6.500% due 02/01/2026-11/01/2034 (c)	2,793	2,879
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,209
5.665% due 03/22/2006	3,200	3,218
Freddie Mac
4.065% due 10/25/2044 (a)	22,100	22,176
4.500% due 06/01/2035	39,645	37,735
5.000% due 12/15/2031-08/15/2035 (c)	8,312	7,897
5.216% due 06/01/2022 (a)	439	447
9.050% due 06/15/2019	9	9
Government National Mortgage Association
3.750% due 07/20/2022-08/20/2027 (a)(c)	1,171	1,189
4.125% due 11/20/2021-11/20/2030 (a)(c)	490	498
4.375% due 05/20/2022-05/20/2030 (a)(c)	3,315	3,346
6.000% due 08/20/2034	5,777	5,907
Small Business Administration
5.980% due 11/01/2022	6,839	7,175
6.344% due 08/10/2011	3,233	3,404
6.640% due 02/10/2011	1,681	1,781
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,623
5.880% due 04/01/2036	8,145	9,289
5.980% due 04/01/2036	1,855	2,144

		727,076

U.S. Treasury Obligations 13.6%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	319	325
2.000% due 07/15/2014	8,433	8,617
1.625% due 01/15/2015	1,028	1,016
1.875% due 07/15/2015	2,724	2,749
3.625% due 04/15/2028	1,201	1,572
U.S. Treasury Bonds
8.750% due 05/15/2017	8,900	12,332
8.875% due 02/15/2019	16,100	23,069
8.125% due 08/15/2019	50,100	68,416
7.875% due 02/15/2021	5,500	7,483
8.125% due 05/15/2021	27,400	38,130
U.S. Treasury Notes
3.000% due 02/15/2009	144,800	139,393
3.625% due 06/15/2010	300	292
3.875% due 09/15/2010	260	256
4.250% due 11/15/2013	11,200	11,155
4.250% due 11/15/2014	$1,600	1,589
4.125% due 05/15/2015	1,200	1,180

		317,574

Total United States (Cost $1,217,838)		1,212,376

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	$2,000	18
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009	9,700	1,222

Total Purchased Call Options (Cost $561)		1,240

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009	$9,700	283

Total Purchased Put Options (Cost $676)		283

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 10.9%

Commercial Paper 7.7%

Rabobank USA Financial Corp.
3.880% due 10/03/2005	$51,100	51,100
TotalFinalElf Capital S.A.
3.727% due 11/23/2005	63,700	63,364
UBS Finance Delaware LLC
3.365% due 10/14/2005	3,700	3,696
3.750% due 12/13/2005	23,400	23,213
3.975% due 01/30/2006	38,100	37,588

		178,961

Repurchase Agreements 0.8%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $13,300. Repurchase proceeds are $13,004.)	13,000	13,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,624. Repurchase proceeds are $5,512.)	5,510	5,510

		18,510

U.S. Treasury Bills 2.4%
3.417% due 12/01/2005-12/15/2005 (c)(e)(f)	57,220	56,797

Total Short-Term Instruments (Cost $254,343)		254,268

Total Investments (d) 131.6% (Cost $3,019,120)		$3,083,503

Written Options (h) (0.0%) (Premiums $394)		(817)

Other Assets and Liabilities (Net) (31.6%)		(739,917)

Net Assets 100.0%		$2,342,769

46  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $39,858 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $43,911 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $7,671 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	570	$(584)
Eurodollar December Futures	Long	12/2005	830	(884)
Euro-Bund 10-Year Note Futures	Long	12/2005	1,626	(691)
Government of Japan 10-Year Note Futures	Long	12/2005	130	(2,231)
U. S. Treasury 5-Year Note Futures	Long	12/2005	2,817	(3,664)
U.S. Treasury 10-Year Note Futures	Short	12/2005	666	542
U.S. Treasury 30-Year Bond Futures	Long	12/2005	55	(200)

				$(7,712)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$(23)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(122)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(54)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	(36)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	107,500	932
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		14,300	(10)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		5,300	(62)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,700	114
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,500	483
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		45,100	(209)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,500	(27)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		19,800	(24)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(111)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,400	(1)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	597
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(334)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		33,000	517
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(62)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	14
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	1,000	7
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		17,000	(456)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(2)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(145)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	22
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(156)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		5,500	45
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	46
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		7,000	8
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		8,000	(32)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(1,884)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(505)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		11,600	(244)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	(876)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	132
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(1,205)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	(276)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	14
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	85
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	(661)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	(131)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  47

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	85,200	$4,763
UBS Warburg LLC	5-year French CPI Ex Tobacco
	Daily Reference Index	Pay	2.146%	10/15/2010		13,500	(22)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	2
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(212)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(267)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(76)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,591)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	9
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(2,286)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,740,000	247
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	(14)
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2010		72,400	(62)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,100	2
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		56,100	1,804
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		19,100	(15)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		14,000	632
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		178,600	(684)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		87,000	1,548
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		199,500	5,376
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		2,400	32
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		284,000	(425)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		92,700	(410)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		314,100	2,510
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		77,700	864
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		9,900	113
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		50,800	255
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		4,000	180
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		10,600	92
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		23,200	243
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		31,300	268
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		6,600	104
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		73,200	211

							$8,559

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$(13)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,400	(2)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	16,000	(51)
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	(4)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	1,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	800	13
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	(2)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	7
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	22
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	32
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,000	(6)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,100	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	59
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	4,600	(138)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	6,300	(9)
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	6,300	12

						$(10)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

48  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$10,000	$296	$763
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	5,000	60	14
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	40

						$394	$817

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value***
Freddie Mac	4.500%	10/13/2035	$40,000	$38,488	$38,062
U.S. Treasury Note	3.000	02/15/2009	161,100	156,473	155,872
U.S. Treasury Note	5.500	05/15/2009	13,500	14,229	14,411
U.S. Treasury Note	3.375	09/15/2009	124,500	120,766	121,197
U.S. Treasury Note	4.000	02/15/2015	7,600	7,520	7,448

				$337,476	$336,990

***	Market value includes $1,525 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	10/2005	$0	$(14)	$(14)
Buy	BP	50	10/2005	0	0	0
Sell		42,048	10/2005	1,604	0	1,604
Buy	BR	3,439	10/2005	129	0	129
Buy		893	02/2006	26	0	26
Sell	C$	1,892	10/2005	0	(36)	(36)
Buy	CP	370,243	02/2006	15	0	15
Sell	DK	9,802	12/2005	65	0	65
Buy	EC	22,002	10/2005	0	(608)	(608)
Sell		652	10/2005	4	0	4
Buy		19,770	11/2005	34	0	34
Sell		631,920	11/2005	1,133	0	1,133
Buy	H$	6,687	10/2005	1	0	1
Buy	IR	21,600,600	10/2005	151	0	151
Sell		21,600,600	10/2005	0	(26)	(26)
Buy		21,600,600	01/2006	93	0	93
Sell	JY	35,411,445	10/2005	9,361	0	9,361
Buy	KW	642,500	01/2006	0	(14)	(14)
Buy		349,400	02/2006	0	(7)	(7)
Buy		1,027,000	03/2006	0	(18)	(18)
Buy	MP	4,440	02/2006	6	0	6
Buy		3,064	03/2006	2	0	2
Buy	N$	2,865	10/2005	33	0	33
Sell		5,468	10/2005	0	(26)	(26)
Buy	PN	1,194	02/2006	0	(10)	(10)
Buy		1,867	03/2006	0	(10)	(10)
Buy	PZ	1,724	02/2006	6	0	6
Buy		1,767	03/2006	0	(5)	(5)
Buy	RR	9,589	01/2006	4	0	4
Buy		12,830	02/2006	2	0	2
Buy	S$	605	10/2005	0	(1)	(1)
Buy		485	01/2006	0	(7)	(7)
Buy		595	02/2006	0	(6)	(6)
Buy	SV	8,948	02/2006	0	(12)	(12)
Buy		10,968	03/2006	0	(6)	(6)
Buy	T$	14,910	02/2006	0	(15)	(15)
Buy		10,317	03/2006	0	(1)	(1)

				$12,669	$(822)	$11,847

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$916	$911	0.04%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  49

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.0%

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$50	$55

Total Aruba (Cost $50)			55

AUSTRALIA 0.2%

Crusade Global Trust
4.120% due 02/15/2030 (a)		$23	23
Homeside Mortgage Securities Trust
3.810% due 01/20/2027 (a)		39	39
Medallion Trust
3.791% due 07/12/2031 (a)		179	178
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (a)		24	24
Torrens Trust
4.028% due 07/15/2031 (a)		64	64

Total Australia (Cost $330)			328

BELGIUM (i) 0.2%

Kingdom of Belgium
7.500% due 07/29/2008	EC	250	341

Total Belgium (Cost $244)			341

BRAZIL 0.6%

Republic of Brazil
4.313% due 04/15/2009 (a)		$376	375
9.760% due 06/29/2009 (a)		200	235
10.500% due 07/14/2014		500	607
8.250% due 01/20/2034		100	101

Total Brazil (Cost $1,266)			1,318

CANADA (i) 0.2%

Commonwealth of Canada
5.750% due 06/01/2033	C$	100	107
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		300	274

Total Canada (Cost $348)			381

CAYMAN ISLANDS (i) 0.3%

Redwood Capital Ltd.
7.904% due 01/09/2006 (a)		$300	301
SHL Corp. Ltd.
0.757% due 12/25/2024 (a)	JY	1,688	15
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$400	402

Total Cayman Islands (Cost $714)			718

DENMARK (i) 0.0%

Nykredit Konvertible
6.000% due 10/01/2029	DK	504	85
Unikredit Realkredit
6.000% due 07/01/2029		102	17

Total Denmark (Cost $66)			102

FRANCE (i) 8.6%

Axa S.A.
3.750% due 01/01/2017	EC	50	84
Republic of France
4.000% due 10/25/2009		2,260	2,862
4.000% due 04/25/2014		9,300	11,959
4.000% due 10/25/2014	EC	700	900
5.750% due 10/25/2032		1,300	2,141
4.750% due 04/25/2035		100	145

Total France (Cost $17,771)			18,091

GERMANY (i) 19.1%

KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	1,565
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	113
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	266
Republic of Germany
4.000% due 07/04/2009		100	126
3.500% due 10/09/2009		1,000	1,242
5.250% due 07/04/2010		700	936
5.250% due 01/04/2011		6,600	8,893
5.000% due 01/04/2012		600	809
5.000% due 07/04/2012		2,600	3,523
3.750% due 07/04/2013		100	126
4.250% due 01/04/2014		5,600	7,319
4.250% due 07/04/2014		200	262
6.250% due 01/04/2024		600	990
6.500% due 07/04/2027		4,340	7,547
5.625% due 01/04/2028		2,940	4,653
6.250% due 01/04/2030		400	688
4.750% due 07/04/2034		700	1,017

Total Germany (Cost $39,174)			40,075

IRELAND (i) 0.1%

Emerald Mortgages PLC
2.375% due 10/22/2035 (a)	EC	70	85
Lusitano Mortgages PLC
2.416% due 12/15/2035 (a)		152	182

Total Ireland (Cost $248)			267

ITALY (i) 2.5%

Findomestic Securitization Vehicle SRL
2.436% due 12/20/2008 (a)	EC	900	1,082
Republic of Italy
4.500% due 05/01/2009		1,280	1,638
5.500% due 11/01/2010		400	542
Siena Mortgage SpA
2.365% due 12/16/2038 (a)		1,585	1,912

Total Italy (Cost $4,939)			5,174

JAPAN (i) 11.2%

Government of Japan
0.700% due 09/20/2008	JY	310,000	2,753
1.400% due 09/20/2011		270,000	2,442
1.600% due 09/20/2013		290,000	2,626
1.500% due 03/20/2014		350,000	3,132
1.600% due 06/20/2014		600,000	5,398
1.600% due 09/20/2014		490,000	4,400
2.400% due 06/20/2024		4,000	38
2.300% due 05/20/2030		110,100	978
2.400% due 03/20/2034		20,000	177
2.300% due 06/20/2035		70,000	603
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		700	692
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		100	100

Total Japan (Cost $24,437)			23,339

MEXICO 0.2%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$140	151
9.625% due 12/02/2008		190	215

Total Mexico (Cost $326)			366

NETHERLANDS (i) 1.7%

Delphinus BV
2.423% due 11/28/2031 (a)	EC	500	604
2.403% due 04/25/2093 (a)		500	601
2.405% due 06/25/2066 (a)		343	414
Dutch Mortgage-Backed SecuritiesBV
2.386% due 10/02/2079 (a)		1,000	1,209
Holland Euro-Denominated Mortgage-Backed Series
2.389% due 04/18/2012 (a)		198	236
Kingdom of Netherlands
5.000% due 07/15/2011		200	268
3.750% due 07/15/2014		200	253

Total Netherlands (Cost $3,670)			3,585

NEW ZEALAND (i) 0.1%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	130	120

Total New Zealand (Cost $71)			120

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$200	217

Total Panama (Cost $215)			217

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$100	109
9.125% due 02/21/2012		100	121

Total Peru (Cost $224)			230

RUSSIA 0.3%

Russian Federation
10.000% due 06/26/2007		$280	305
5.000% due 03/31/2030 (a)		200	230

Total Russia (Cost $522)			535

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$210	218

Total South Africa (Cost $222)			218

SPAIN (i) 2.2%

Hipotebansa Mortgage Securitization Fund
2.271% due 07/18/2022 (a)	EC	270	315
Hipotebansa V
2.261% due 01/18/2018 (a)		87	101
Kingdom of Spain
5.150% due 07/30/2009		1,990	2,612
4.200% due 07/30/2013		400	520
5.750% due 07/30/2032		500	821
4.200% due 01/31/2037		200	266

Total Spain (Cost $3,812)			4,635

50  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SUPRANATIONAL (i) 0.4%

European Investment Bank
4.000% due 10/15/2037	EC	700	$883

Total Supranational (Cost $889)			883

TUNISIA (i) 0.2%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	106
4.500% due 06/22/2020 (a)	EC	300	367

Total Tunisia (Cost $470)			473

UNITED KINGDOM (i) 4.2%

Bauhaus Securities Ltd.
2.446% due 10/30/2052 (a)	EC	414	498
Dolerite Funding PLC
4.100% due 08/20/2032 (a)		$81	81
Haus Ltd.
2.414% due 12/14/2037 (a)		890	1,021
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		500	492
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)	EC	590	776
United Kingdom Gilt
5.000% due 03/07/2008	BP	800	1,437
4.000% due 03/07/2009		60	105
4.750% due 06/07/2010		500	902
5.000% due 03/07/2012		900	1,654
8.000% due 09/27/2013		790	1,742

Total United Kingdom (Cost $8,299)			8,708

UNITED STATES (i) 52.4%

Asset-Backed Securities 2.1%

AFC Home Equity Loan Trust
4.140% due 12/22/2027 (a)		$34	34
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		4	4
4.240% due 03/25/2033 (a)		11	11
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (a)		31	31
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.770% due 06/25/2029 (a)		41	41
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)		8	8
4.280% due 03/25/2043 (a)		63	63
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		1,500	1,500
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)		65	65
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		18	18
First Alliance Mortgage Loan Trust
4.026% due 12/20/2027 (a)		105	105
GSAMP Trust
4.120% due 03/25/2034 (a)		438	439
Home Equity Asset Trust
3.980% due 08/25/2034 (a)		61	61
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		39	39
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		144	144
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		47	47
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		1	1
Quest Trust
4.390% due 06/25/2034 (a)		308	308
Renaissance Home Equity Loan Trust
4.330% due 12/25/2033 (a)		90	91
Residential Asset Mortgage Products, Inc.
4.110% due 06/25/2032 (a)		39	39
Residential Asset Securities Corp.
3.960% due 04/25/2013 (a)		20	20
4.080% due 07/25/2032 (a)		139	139
Specialty Underwriting & Residential Finance
4.160% due 06/25/2034 (a)		30	30
Structured Asset Securities Corp.
4.230% due 05/25/2034 (a)		337	338

			4,442

Corporate Bonds & Notes 1.5%

Ford Motor Credit Co.
4.740% due 11/16/2006 (a)		500	498
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	794
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)		$500	500
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		100	103
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)		100	112
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		300	327
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		800	800

			3,134

Mortgage-Backed Securities 3.1%

Bank of America Mortgage Securities
5.000% due 05/25/2034		533	527
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		300	336
Countrywide Home Loan Mortgage Pass-Through Trust
4.210% due 09/25/2034 (a)		554	555
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		74	75
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		684	712
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		362	363
GS Mortgage Securities Corp.
6.526% due 08/15/2011		100	109
GSR Mortgage Loan Trust
3.420% due 06/25/2034 (a)		529	519
Impac CMB Trust
4.230% due 07/25/2033 (a)		58	59
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	647
Morgan Stanley Capital I
3.908% due 04/15/2016 (a)		211	211
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		41	42
Sequoia Mortgage Trust
4.146% due 07/20/2033 (a)		622	623
Structured Asset Mortgage Investments, Inc.
4.079% due 09/19/2032 (a)		418	418
Structured Asset Securities Corp.
4.330% due 07/25/2032 (a)		17	17
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		454	455
5.131% due 10/25/2032 (a)		50	50
4.100% due 12/25/2027 (a)		667	667
4.007% due 02/27/2034 (a)		173	172
6.000% due 03/25/2017		18	18

			6,575

Municipal Bonds & Notes 1.5%

California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	222
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	207
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	108
City & County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		100	107
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	226
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	102
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	222
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	415
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		300	335
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	109
Louisville& Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	104
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	111
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		100	106
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	105
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		400	419
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		100	109
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		100	104

			3,111

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  51

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
Preferred Security 0.9%

DG Funding Trust
3.360% due 12/29/2049 (a)	172	$1,841

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	4	224

	Principal Amount (000s)
U.S. Government Agencies 27.6%

Fannie Mae
4.080% due 08/25/2030 (a)	$420	420
4.198% due 11/01/2034 (a)	1,000	990
4.989% due 12/01/2034 (a)	427	429
5.000% due 10/13/2035	1,500	1,469
5.125% due 04/01/2033 (a)	114	115
5.500% due 10/01/2016-10/13/2035 (c)	46,416	46,438
6.470% due 09/25/2012	1,000	1,111
Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,060
Freddie Mac
4.065% due 10/25/2044 (a)	1,213	1,218
Government National Mortgage Association
3.750% due 07/20/2022-09/20/2026 (a)(c)	175	176
4.125% due 11/20/2021-12/20/2026 (a)(c)	82	83
4.250% due 01/20/2030 (a)	93	95
4.372% due 02/16/2030 (a)	131	133
4.375% due 05/20/2028-06/20/2030 (a)(c)	388	392
4.422% due 02/16/2030 (a)	134	135
6.000% due 08/20/2034	533	545
Small Business Administration
6.640% due 02/10/2011	229	243
Tennessee Valley Authority
4.875% due 12/15/2016	400	414
5.880% due 04/01/2036	1,000	1,140
7.140% due 05/23/2012	1,000	1,143

		57,749

U.S. Treasury Obligations 15.6%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011	1,235	1,360
3.000% due 07/15/2012	978	1,065
2.000% due 01/15/2014	423	432
2.000% due 07/15/2014	518	530
U.S. Treasury Bonds
7.500% due 11/15/2016	5,940	7,520
8.750% due 05/15/2017	1,800	2,494
8.875% due 02/15/2019	5,400	7,737
8.125% due 08/15/2019	2,000	2,731
7.875% due 02/15/2021	900	1,225
8.125% due 05/15/2021	2,500	3,479
U.S. Treasury Notes
3.000% due 02/15/2009	3,000	2,888
3.875% due 07/15/2010	400	394
4.250% due 08/15/2013	400	399
4.250% due 11/15/2014	400	397

		32,651

Total United States (Cost $110,294)		109,727

	Notional Amount (000s)	Value (000s)
PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009	$400	50

Total Purchased Call Options (Cost $21)		50

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009	$400	12

Total Purchased Put Options (Cost $28)		12

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.9%

Commercial Paper 1.9%

Rabobank USA Financial Corp.
3.880% due 10/03/2005	$600	600
Societe Generale N.A.
3.780% due 12/22/2005	2,400	2,378
UBS Finance Delaware LLC
3.780% due 12/22/2005	1,000	991

		3,969

Repurchase Agreement 1.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $2,406. Repurchase proceeds are $2,356.)	2,355	2,355

U.S. Treasury Bills 1.8%
3.421% due 12/01/2005-12/15/2005 (c)(e)(f)	$3,820	3,794

Total Short-Term Instruments (Cost $10,123)		10,118

Total Investments (d) 109.9% (Cost $228,773)		$230,066

Written Options (h) (0.0%) (Premiums $48)		(97)

Other Assets and Liabilities (Net) (9.9%)		(20,537)

Net Assets 100.0%		$209,432

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $6,683 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $2,731 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $815 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Appreciation/ (Depreciation) Unrealized
Eurodollar March Futures	Long	03/2006	44	$(49)
Eurodollar December Futures	Long	12/2005	97	(103)
Euro-Bobl 5-Year Note Futures	Short	12/2005	14	15
Euro-Bund 10-Year Note Futures	Long	12/2005	177	(84)
Government of Japan 10-Year Note Futures	Long	12/2005	12	(183)
U. S. Treasury 5-Year Note Futures	Long	12/2005	96	(138)
U.S. Treasury 10-Year Note Futures	Short	12/2005	57	47
U.S. Treasury 30-Year Bond Futures	Long	12/2005	64	(165)

				$(660)

52  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,900	$0
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	(14)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(7)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	(2)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	9,900	119
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	(35)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		800	(11)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	12/16/2019		200	(1)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		6,400	32
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		600	(7)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		400	14
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(11)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		100	1
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,400	28
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	1,100	(11)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		1,400	10
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	3
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		1,000	(12)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	4
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		1,300	3
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,600	(90)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,000	(8)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		7,870	(135)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		800	(17)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	14
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	2
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		15,300	(264)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		300	8
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,200	1
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		800	18
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,600	(3)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(4)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		20,000	(48)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	340,000	(45)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(51)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(131)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		170,000	15
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(73)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$7,000	(2)
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2010		5,300	(2)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,600	369
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		2,100	7
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		14,400	(55)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		7,900	141
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,000	341
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		300	14
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		200	3
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		22,600	(13)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		7,800	(34)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,500	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		6,500	55
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,900	16
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		8,700	118
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		800	0
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		1,300	14
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,600	14
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		7,800	22

							$327

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  53

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$100	$0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	200	0
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	500	8

						$8

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/22/2005	45	$10	$1
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	45	9	20

				$19	$21

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$1,000	$29	$76

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	2,294	10/2005	$87	$0	$87
Buy	BR	179	10/2005	7	0	7
Buy		177	02/2006	4	0	4
Sell	C$	338	10/2005	0	(7)	(7)
Buy	CP	26,326	02/2006	2	0	2
Sell	DK	935	12/2005	6	0	6
Buy	EC	1,145	10/2005	0	(28)	(28)
Sell		55,556	10/2005	2,186	0	2,186
Buy		2,391	11/2005	1	0	1
Sell		57	11/2005	0	0	0
Buy	H$	997	10/2005	0	0	0
Buy	IR	1,809,300	10/2005	13	0	13
Sell		1,809,300	10/2005	0	(2)	(2)
Buy		1,809,300	01/2006	8	0	8
Sell	JY	2,074,604	10/2005	548	0	548
Buy	KW	66,300	01/2006	0	(1)	(1)
Buy		143,100	03/2006	0	(2)	(2)
Buy	MP	823	02/2006	1	0	1
Buy		337	03/2006	0	0	0
Buy	N$	404	10/2005	5	0	5
Sell		472	10/2005	0	(2)	(2)
Buy	PN	319	02/2006	0	(3)	(3)
Buy	PZ	173	02/2006	0	0	0
Buy		74	03/2006	0	0	0
Buy	RR	945	01/2006	0	0	0
Buy		852	02/2006	0	0	0
Buy	S$	53	01/2006	0	(1)	(1)
Buy	SR	189	02/2006	0	0	0
Buy	SV	1,930	02/2006	0	(2)	(2)
Buy		1,058	03/2006	0	(1)	(1)
Buy	T$	328	02/2006	0	0	0

				$2,868	$(49)	$2,819

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity	Principal Amount	Proceeds	Value***
U.S. Treasury Note	3.000%	02/15/2009	$3,300	$3,205	$3,193
U.S. Treasury Note	3.375	09/15/2009	2,600	2,522	2,531

				$5,727	$5,724

***	Market value includes $24 of interest payable on short sales.

54  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

GNMA Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 163.6%

Fannie Mae
2.865% due 07/01/2011 (a)	$2,433	$2,431
3.414% due 07/01/2011 (a)	5,829	5,828
4.500% due 08/01/2019-09/01/2035 (d)	50,268	47,953
4.753% due 03/01/2018 (a)	17	17
5.000% due 01/01/2018-10/13/2035 (d)	58,646	57,844
5.500% due 10/01/2033-09/01/2035 (d)	31,983	31,997
6.000% due 05/01/2029-10/13/2035 (d)	43,215	43,946
9.000% due 07/01/2018	14	15
Federal Housing Administration
8.137% due 09/01/2040	466	456
Freddie Mac
3.801% due 05/01/2019 (a)	18	18
4.250% due 06/01/2030 (a)	30	30
5.000% due 10/13/2035	3,000	2,935
6.708% due 05/01/2031 (a)	67	67
7.500% due 08/15/2029 (b)	55	10
Government National Mortgage Association
0.000% due 03/16/2026 (c)	15	15
3.000% due 01/16/2023	327	327
3.500% due 02/20/2026-07/20/2029 (a)(d)	24,819	24,546
3.750% due 07/20/2018-08/20/2025 (a)(d)	38	39
3.972% due 01/16/2031-02/16/2032 (a)(d)	7,652	7,658
4.000% due 01/20/2021-07/20/2035 (a)(d)	15,568	15,520
4.022% due 08/16/2032 (a)	1,451	1,454
4.072% due 12/16/2026-08/16/2031 (a)(d)	1,217	1,221
4.125% due 12/20/2017-10/20/2030 (a)(d)	29	29
4.172% due 06/16/2027 (a)	1,860	1,865
4.272% due 07/16/2028 (a)	244	246
4.313% due 05/16/2027 (a)	128	129
4.322% due 04/16/2032 (a)	511	516
4.375% due 06/20/2022-02/20/2026 (a)(d)	1,491	1,505
4.422% due 05/16/2029 (a)	1,428	1,439
4.446% due 06/20/2030 (a)	90	91
4.500% due 02/20/2018-11/21/2035 (a)(d)	44,613	44,097
4.625% due 03/20/2018 (a)	21	21
4.875% due 05/20/2016 (a)	34	34
5.000% due 10/20/2035	1,500	1,485
5.500% due 03/16/2022-10/20/2035 (d)	157,839	159,319
6.000% due 11/15/2033-10/20/2035 (d)	34,878	35,729
6.500% due 12/15/2023-07/20/2031 (d)	2,548	2,573
7.500% due 10/15/2022-06/15/2033 (d)	1,920	2,039
Small Business Administration
7.449% due 08/01/2010	123	133

Total U.S. Government Agencies (Cost $498,406)		495,577

MORTGAGE-BACKED SECURITIES 0.8%

Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	125	126
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	390	391
4.160% due 03/25/2032 (a)	277	275
4.380% due 08/25/2033 (a)	511	514
Sequoia Mortgage Trust
4.136% due 06/20/2032 (a)	371	372
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	661	661
Structured Asset Securities Corp.
4.310% due 03/25/2031 (a)	4	4
4.480% due 08/25/2032 (a)	123	122
4.120% due 01/25/2033 (a)	86	86

Total Mortgage-Backed Securities (Cost $2,550)		2,551

ASSET-BACKED SECURITIES 0.7%

Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	19	19
Centex Home Equity Co. LLC
4.130% due 01/25/2032 (a)	84	84
4.090% due 04/25/2032 (a)	101	101
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	184	184
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,595
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)	100	100
Home Equity Asset Trust
4.130% due 11/25/2032 (a)	3	2
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	179	180
NPF XII, Inc.
2.532% due 10/01/2003 (e)	300	0
Saxon Asset Securities Trust
4.090% due 08/25/2032 (a)	16	15

Total Asset-Backed Securities (Cost $2,630)		2,280

	Shares

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)	9,000	496

Total Preferred Stock (Cost $450)		496

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 16.3%

Commercial Paper 15.9%

Danske Corp.
3.800% due 01/17/2006	$5,000	4,940
Rabobank USA Financial Corp.
3.880% due 10/03/2005	900	900
3.860% due 12/23/2005	8,300	8,224
Skandinaviska Enskilda Banken AB
3.850% due 12/22/2005	8,300	8,225
Societe Generale N.A.
3.740% due 10/24/2005	6,900	6,885
TotalFinaElf Capital S.A.
3.780% due 10/07/2005	1,600	1,600
UBS Finance Delaware LLC
3.860% due 10/03/2005	1,800	1,800
3.740% due 10/24/2005	7,300	7,284
Westpac Trust Securities NZ Ltd. London
3.860% due 12/20/2005	8,400	8,326

		48,184

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $913. Repurchase proceeds are $895.)	$895	895

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005 (f)	250	248

Total Short-Term Instruments (Cost $49,342)		49,327

Total Investments (g) 181.6% (Cost $553,378)		$550,231

Written Options (i) (0.0%) (Premiums $723)		(0)

Other Assets and Liabilities (Net) (81.6%)		(247,313)

Net Assets 100.0%		$302,918

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Principal only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Security is in default.
(f)	Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	As of September 30, 2005, portfolio securities with an aggregate market value of $3,835 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  55

Schedule of Investments (Cont.)

GNMA Fund

September 30, 2005 (Unaudited)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $316	07/01/2011	$8,000	$(261)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,600	90
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,000	17

						$(154)

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$25,000	$420	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	0

						$723	$0

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Value	Proceeds
Fannie Mae	5.000%	10/18/2020	$9,000	$8,978	$9,016
Fannie Mae	4.500	10/13/2035	50,000	47,672	48,188
Fannie Mae	5.000	10/13/2035	35,000	34,267	34,595
Fannie Mae	5.500	10/13/2035	39,000	38,987	39,265

				$129,904	$131,064

56  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 2.2%

Centennial Communications
5.770% due 01/20/2011 (a)	$396	$401
6.110% due 01/20/2011 (a)	254	256
6.270% due 01/20/2011 (a)	3,963	4,008
6.450% due 01/20/2011 (a)	1,189	1,202
6.450% due 02/09/2011 (a)	3,566	3,607
Charter Communications Holdings LLC
6.680% due 04/26/2010 (a)	2,996	2,998
6.930% due 04/27/2011 (a)	5,792	5,827
Delphi Corp.
10.300% due 06/13/2011 (a)	2,890	2,951
Dynegy Holdings, Inc.
7.840% due 05/10/2010 (a)	5,431	5,460
El Paso Corp.
4.600% due 12/31/2006 (a)	5,000	4,950
3.500% due 11/23/2009 (a)	14,250	14,422
6.813% due 11/23/2009 (a)	18,430	18,670
General Growth Properties, Inc.
5.950% due 11/12/2007 (a)	9,784	9,845
5.670% due 11/12/2008 (a)	5,712	5,790
Goodyear Tire & Rubber Co.
6.320% due 04/30/2010 (a)	9,000	9,124
Graham Packaging Co. LP
6.563% due 09/15/2011 (a)	20	20
6.602% due 09/15/2011 (a)	5,692	5,774
6.375% due 10/07/2011 (a)	2,199	2,231
Headwaters, Inc.
5.870% due 04/30/2011 (a)	12,661	12,837
7.750% due 04/30/2011 (a)	293	297
Invensys PLC
6.881% due 09/05/2009 (a)	2,047	2,067
8.529% due 12/30/2009 (a)	8,000	8,200
ISP Holdings, Inc.
4.875% due 06/04/2011 (a)	1,178	1,193
5.750% due 06/04/2011 (a)	1,571	1,590
5.813% due 06/04/2011 (a)	1,119	1,133
Neiman Marcus Bridge
5.000% due 12/31/2005 (a)	12,000	11,955
Qwest Corp.
8.530% due 06/30/2007 (a)	9,960	10,294
Warner ChilCott Co., Inc.
6.460% due 01/18/2012 (a)	4,361	4,398
6.770% due 01/18/2012 (a)	9,138	9,216

Total Bank Loan Obligations (Cost $159,075)		160,716

CORPORATE BONDS & NOTES 83.2%

Banking & Finance 12.6%

AES Red Oak LLC
8.540% due 11/30/2019	15,125	17,016
Arvin Capital I
9.500% due 02/01/2027	1,500	1,522
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	44,529	49,761
Bluewater Finance Ltd.
10.250% due 02/15/2012	41,915	45,687
Bombardier Capital, Inc.
7.090% due 03/30/2007 (l)	21,000	21,262
Bowater Canada Finance
7.950% due 11/15/2011	13,650	13,821
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	34	36
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,639
8.900% due 04/01/2007	5,000	5,191
Dow Jones CDX High Yield Index
8.000% due 06/29/2010	70,000	70,262
8.250% due 06/29/2010	123,651	123,033
Eircom Funding
8.250% due 08/15/2013	5,650	6,158
Ford Motor Credit Co.
5.800% due 01/12/2009	1,400	1,307
7.375% due 10/28/2009	2,880	2,784
5.700% due 01/15/2010	7,500	6,819
7.875% due 06/15/2010	10,000	9,740
7.375% due 02/01/2011	35,509	34,001
7.250% due 10/25/2011	3,500	3,326
7.000% due 10/01/2013	15,000	13,931
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,209
6.500% due 02/01/2017	2,000	1,990
General Motors Acceptance Corp.
7.250% due 03/02/2011	23,974	22,317
6.000% due 04/01/2011	19,412	17,261
6.875% due 09/15/2011	21,100	19,215
7.000% due 02/01/2012	8,400	7,595
6.875% due 08/28/2012	21,700	19,446
6.750% due 12/01/2014	4,050	3,529
8.000% due 11/01/2031	20,800	18,207
Homer City Funding LLC
8.734% due 10/01/2026	12,029	14,374
Host Marriott LP
7.000% due 08/15/2012	2,000	2,037
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	704
10.000% due 06/15/2012 (b)	8,680	7,421
7.630% due 08/15/2012 (b)	3,786	3,129
JSG Funding PLC
9.625% due 10/01/2012	43,603	44,039
K&F Acquisition, Inc.
7.750% due 11/15/2014	11,050	11,216
Kraton Polymers LLC
8.125% due 01/15/2014	23,530	22,942
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	25,360	25,297
7.250% due 02/15/2011	39,547	37,866
Refco Finance Holdings LLC
9.000% due 08/01/2012 (b)	9,773	10,677
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,022
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,437	49,920
Sets Trust
8.850% due 04/02/2007	5,000	5,187
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	6,516
Stone Container Finance
7.375% due 07/15/2014	2,625	2,349
TRAINS
7.408% due 06/15/2015 (a)	4,634	4,729
UGS Corp.
10.000% due 06/01/2012	7,625	8,387
Universal City Development Partners
11.750% due 04/01/2010	26,195	29,731
Universal City Florida Holding Co.
8.375% due 05/01/2010	875	912
Ventas Realty LP
8.750% due 05/01/2009	17,040	18,318
6.750% due 06/01/2010	825	841
6.625% due 10/15/2014	2,270	2,293
7.125% due 06/01/2015	4,900	5,096

		873,068

Industrials 53.3%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,585	15,936
7.750% due 06/15/2011	9,065	8,974
6.000% due 06/20/2013	30,199	26,651
8.375% due 04/01/2015	12,060	11,909
7.400% due 04/01/2018	1,202	1,082
8.850% due 08/01/2030	24,243	21,940
AES Ironwood LLC
8.857% due 11/30/2025	50,030	57,034
Alderwoods Group, Inc.
7.750% due 09/15/2012	5,450	5,750
Alliance One International, Inc.
11.000% due 05/15/2012	10,875	10,358
Allied Waste North America, Inc.
8.875% due 04/01/2008	2,500	2,619
8.500% due 12/01/2008	7,941	8,318
6.500% due 11/15/2010	3,000	2,929
6.375% due 04/15/2011	27,675	26,637
9.250% due 09/01/2012	9,683	10,530
7.875% due 04/15/2013	35,120	35,998
7.250% due 03/15/2015	51,066	50,555
American Media Operations, Inc.
10.250% due 05/01/2009	19,564	19,124
AmeriGas Partners LP
8.830% due 04/19/2010	12,103	12,615
7.250% due 05/20/2015	16,300	17,115
Amkor Technology, Inc.
7.750% due 05/15/2013	8	7
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,790
Argo-Tech Corp.
9.250% due 06/01/2011	2,050	2,183
Armor Holdings, Inc.
8.250% due 08/15/2013	115	124
ArvinMeritor, Inc.
8.750% due 03/01/2012	39,635	39,040
Aviall, Inc.
7.625% due 07/01/2011	13,595	14,071
Bombardier Recreational Products, Inc.
6.300% due 05/01/2014	8,000	7,120
Bombardier, Inc.
6.750% due 05/01/2012	18,425	17,273
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,104
6.500% due 06/15/2013	7,450	6,984
9.375% due 12/15/2021	1,000	1,050
Boyd Gaming Corp.
7.750% due 12/15/2012	2,750	2,905
Buhrmann US, Inc.
8.250% due 07/01/2014	11,100	11,405
7.875% due 03/01/2015	1,600	1,616
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)	9,550	9,836
8.000% due 04/15/2012	8,260	8,053
CanWest Media, Inc.
8.000% due 09/15/2012	26,083	27,811
Cascades, Inc.
7.250% due 02/15/2013	8,150	7,967
CCO Holdings LLC
8.750% due 11/15/2013	55,105	54,691
CDRV Investors, Inc.
0.000% due 01/01/2015 (f)	6,900	3,967
Cenveo Corp.
9.625% due 03/15/2012	16,800	18,102
Chart Industries, Inc.
9.125% due 10/15/2015	3,515	3,515
Charter Communications Operating LLC
8.000% due 04/30/2012	10,030	10,155
8.375% due 04/30/2014	7,110	7,181
Chesapeake Energy Corp.
7.500% due 09/15/2013	1,400	1,498
7.500% due 06/15/2014	19,570	20,989
7.000% due 08/15/2014	14,125	14,902
6.375% due 06/15/2015	100	101
6.625% due 01/15/2016	5,050	5,138
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	9,500	9,583
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	13,119
10.625% due 09/01/2008	14,940	15,762
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,168
10.000% due 03/13/2007	3,500	3,690

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  57

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	$23,245	$23,045
7.373% due 12/15/2015	969	847
6.545% due 02/02/2019	3,724	3,654
7.566% due 03/15/2020	3,049	2,653
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,465	16,988
Crown European Holdings S.A.
9.500% due 03/01/2011	21,550	23,705
10.875% due 03/01/2013	9,570	11,149
CSC Holdings, Inc.
7.250% due 07/15/2008	1,750	1,765
8.125% due 07/15/2009	13,865	14,038
8.125% due 08/15/2009	9,640	9,760
7.625% due 04/01/2011	55,823	55,125
7.000% due 04/15/2012	13,400	12,730
7.875% due 02/15/2018	700	672
DaVita, Inc.
6.625% due 03/15/2013	6,515	6,629
7.250% due 03/15/2015	35,825	36,496
Delhaize America, Inc.
8.125% due 04/15/2011	1,500	1,633
9.000% due 04/15/2031	42,165	48,884
Delphi Corp.
6.500% due 05/01/2009 (b)	19,330	13,434
6.500% due 08/15/2013 (b)	11,800	7,965
Delta Air Lines, Inc.
7.379% due 05/18/2010 (b)	8,575	8,246
7.570% due 11/18/2010 (b)	5,600	5,411
Dex Media West LLC
8.500% due 08/15/2010	26,245	27,885
9.875% due 08/15/2013	39,024	43,268
DirecTV Holdings LLC
8.375% due 03/15/2013	14,358	15,740
6.375% due 06/15/2015	19,250	19,202
Dobson Communications Corp.
8.875% due 10/01/2013	7,375	7,412
Dresser, Inc.
9.375% due 04/15/2011	46,190	48,961
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,705
Dura Operating Corp.
8.625% due 04/15/2012	22,395	20,044
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	33,850	33,702
7.670% due 11/08/2016	36,905	36,744
Dynegy Holdings, Inc.
9.875% due 07/15/2010	4,850	5,311
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)	8,730	8,926
6.375% due 10/01/2011	5,400	5,380
6.625% due 10/01/2014	36,205	36,024
El Paso CGP Co.
6.500% due 06/01/2008	7,975	7,895
7.625% due 09/01/2008	13,426	13,711
6.375% due 02/01/2009	5,250	5,145
7.750% due 06/15/2010	2,040	2,091
10.750% due 10/01/2010	21,200	23,956
9.625% due 05/15/2012	2,800	3,108
6.950% due 06/01/2028	5,375	4,864
7.750% due 10/15/2035	4,850	4,680
El Paso Corp.
7.000% due 05/15/2011	3,200	3,208
7.875% due 06/15/2012	653	679
7.375% due 12/15/2012	36,455	36,820
8.050% due 10/15/2030	2,625	2,678
7.800% due 08/01/2031	29,472	29,693
El Paso Production Holding Co.
7.750% due 06/01/2013	15,270	16,034
Encore Acquisition Co.
6.250% due 04/15/2014	3,175	3,175
Equistar Chemicals LP
10.125% due 09/01/2008	16,315	17,620
8.750% due 02/15/2009	28,475	29,756
Exco Resources, Inc.
7.250% due 01/15/2011	2,320	2,413
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,607
Ferrellgas Partners LP
7.080% due 08/01/2006 (l)	5,000	5,007
8.780% due 08/01/2007 (l)	14,000	14,472
7.120% due 08/01/2008 (l)	11,000	11,078
8.870% due 08/01/2009 (l)	7,300	7,793
7.240% due 08/01/2010 (l)	20,000	20,291
8.750% due 06/15/2012	5,843	5,960
Freescale Semiconductor, Inc.
6.349% due 07/15/2009 (a)	6,195	6,396
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	35,810	38,675
Gaylord Entertainment Co.
8.000% due 11/15/2013	4,790	5,053
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,755
Gazprom
9.625% due 03/01/2013	50,100	62,194
7.201% due 02/01/2020	8,100	8,862
General Motors Corp.
8.250% due 07/15/2023	15,000	11,738
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,120
8.000% due 01/15/2024	21,215	23,496
7.375% due 12/01/2025	32,575	34,041
7.250% due 06/01/2028	16,620	17,181
8.875% due 05/15/2031	13,320	15,820
Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012	11,120	12,065
Grupo Transportacion Ferroviaria Mexicana S.A. DE CV
10.250% due 06/15/2007	2,000	2,150
Hanover Compressor Co.
8.500% due 09/01/2008	19,273	20,140
8.625% due 12/15/2010	6,700	7,253
HCA, Inc.
7.875% due 02/01/2011	5,313	5,721
6.950% due 05/01/2012	13,875	14,342
6.300% due 10/01/2012	18,100	18,082
6.250% due 02/15/2013	1,775	1,763
6.750% due 07/15/2013	51,348	52,503
6.375% due 01/15/2015	2,500	2,486
7.190% due 11/15/2015	900	935
7.690% due 06/15/2025	3,025	3,055
HealthSouth Corp.
8.500% due 02/01/2008 (c)	3,600	3,528
8.375% due 10/01/2011 (c)	8,900	8,522
7.625% due 06/01/2012 (c)	80,420	75,595
Horizon Lines LLC
9.000% due 11/01/2012	6,660	7,168
Host Marriott LP
7.125% due 11/01/2013	16,850	17,292
iesy Repository GmbH
10.375% due 02/15/2015	15,150	16,097
Ingles Markets, Inc.
8.875% due 12/01/2011	12,810	13,002
Insight Midwest LP
9.750% due 10/01/2009	11,003	11,278
9.750% due 10/01/2009	17,725	18,212
10.500% due 11/01/2010	18,603	19,626
Invensys PLC
9.875% due 03/15/2011	11,250	11,236
ISP Chemco, Inc.
10.250% due 07/01/2011	38,355	41,567
ITT Corp.
7.375% due 11/15/2015	15,237	16,608
JC Penney Corp., Inc.
7.650% due 08/15/2016	12,635	14,341
7.125% due 11/15/2023	23,688	26,175
8.125% due 04/01/2027	7,668	8,118
7.400% due 04/01/2037	10,200	11,080
Jefferson Smurfit Corp.
8.250% due 10/01/2012	13,665	12,913
7.500% due 06/01/2013	2,300	2,082
Johnsondiversey, Inc.
9.625% due 05/15/2012	2,125	2,130
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,600
L-3 Communications Corp.
6.375% due 10/15/2015	25,250	25,566
Lamar Media Corp.
6.625% due 08/15/2015	7,700	7,873
Legrand Holding S.A.
10.500% due 02/15/2013	7,785	8,953
Legrand S.A.
8.500% due 02/15/2025	16,525	19,913
Mandalay Resort Group
9.375% due 02/15/2010	36,072	39,950
7.625% due 07/15/2013	13,785	14,405
MCI, Inc.
7.688% due 05/01/2009	31,079	32,322
8.735% due 05/01/2014	75,655	84,544
Mediacom Broadband LLC
11.000% due 07/15/2013	40,335	43,663
Meritor Automotive, Inc.
6.800% due 02/15/2009	925	888
MGM Mirage, Inc.
8.500% due 09/15/2010	3,730	4,075
8.375% due 02/01/2011	26,130	28,220
6.625% due 07/15/2015	36,730	36,500
6.625% due 07/15/2015	3,700	3,677
Nalco Co.
7.750% due 11/15/2011	22,525	23,144
8.875% due 11/15/2013	12,125	12,504
Newpark Resources, Inc.
8.625% due 12/15/2007	16,430	16,430
Norampac, Inc.
6.750% due 06/01/2013	17,404	17,404
Northwest Airlines, Inc.
6.841% due 10/01/2012 (b)	5,100	4,845
6.810% due 02/01/2020 (b)	14,104	12,527
Novelis, Inc.
7.250% due 02/15/2015	29,500	28,025
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,560	6,921
8.750% due 11/15/2012	19,360	21,006
8.250% due 05/15/2013	19,660	20,545
6.750% due 12/01/2014	400	388
Peabody Energy Corp.
6.875% due 03/15/2013	27,415	28,786
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	13,985
PQ Corp.
7.500% due 02/15/2013	7,100	6,923
Psychiatric Solutions, Inc.
7.750% due 07/15/2015	6,475	6,718
Quiksilver, Inc.
6.875% due 04/15/2015	17,800	17,177
Qwest Corp.
7.200% due 11/10/2026	8,326	7,493
7.250% due 10/15/2035	7,861	7,016
Rayovac Corp.
8.500% due 10/01/2013	12,950	12,562
Rhodia S.A.
7.625% due 06/01/2010	1,000	980
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	29,774	30,667

58  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	$6,725	$6,557
Rogers Cable, Inc.
6.750% due 03/15/2015	16,880	17,007
Roundy’s, Inc.
8.875% due 06/15/2012	47,728	52,978
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	3,000	3,195
7.500% due 10/15/2027	21,850	23,380
Russell Corp.
9.250% due 05/01/2010	4,500	4,568
Safety Kleen Services
9.250% due 06/01/2008 (c)	22,459	0
Seneca Gaming Corp.
7.250% due 05/01/2012	6,280	6,468
7.250% due 05/01/2012	15,450	15,914
SESI LLC
8.875% due 05/15/2011	20,279	21,496
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	8,915	9,405
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	19,444	19,833
8.375% due 07/01/2012	56,815	54,258
Sonat, Inc.
6.750% due 10/01/2007	1,915	1,929
7.625% due 07/15/2011	31,487	32,117
Spectrum Brands, Inc.
7.375% due 02/01/2015	31,825	28,802
Station Casinos, Inc.
6.000% due 04/01/2012	19,560	19,633
6.500% due 02/01/2014	23,540	23,658
6.875% due 03/01/2016	5,000	5,094
Suburban Propane Partners LP
6.875% due 12/15/2013	3,030	2,773
Sungard Data Systems, Inc.
9.125% due 08/15/2013	22,050	22,960
Superior Essex Communications
9.000% due 04/15/2012	6,395	6,491
Telenet Group Holding NV
0.000% due 06/15/2014 (f)	1,500	1,234
Tenet Healthcare Corp.
6.500% due 06/01/2012	8,220	7,706
7.375% due 02/01/2013	19,060	18,155
9.875% due 07/01/2014	4,035	4,237
9.250% due 02/01/2015	3,600	3,654
Tenneco Automotive, Inc.
10.250% due 07/15/2013	33,225	37,295
8.625% due 11/15/2014	20,775	21,035
Tesoro Petroleum Corp.
8.670% due 07/17/2012 (l)	10,000	9,984
TransMontaigne, Inc.
9.125% due 06/01/2010	1,075	1,134
Triad Hospitals, Inc.
7.000% due 05/15/2012	16,650	17,191
7.000% due 11/15/2013	21,413	21,788
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,390
TRW Automotive, Inc.
9.375% due 02/15/2013	29,828	32,513
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	12,806
United Airlines, Inc.
6.201% due 09/01/2008 (b)	2,184	2,105
7.730% due 07/01/2010 (b)	26,665	25,496
7.186% due 04/01/2011 (b)	73	72
6.602% due 09/01/2013 (b)	6,637	6,486
7.783% due 01/01/2014 (b)	212	202
4.090% due 03/02/2049 (a)(b)	4,095	4,100
United Rentals N.A., Inc.
7.750% due 11/15/2013	60	58
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	174,361	7,092
0.000% due 01/01/2049 (b)	3,121	1,372
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,625
Vintage Petroleum, Inc.
7.875% due 05/15/2011	9,450	9,923
8.250% due 05/01/2012	20,980	22,554
VWR International, Inc.
6.875% due 04/15/2012	10,800	10,719
8.000% due 04/15/2014	27,175	26,598
Williams Cos., Inc.
7.625% due 07/15/2019	31,395	34,142
7.875% due 09/01/2021	52,329	57,824
7.500% due 01/15/2031	6,080	6,490
7.750% due 06/15/2031	18,456	20,071
8.750% due 03/15/2032	5,050	5,984
Wynn Las Vegas LLC
6.625% due 12/01/2014	62,600	60,174
Xerox Corp.
6.875% due 08/15/2011	24,175	25,384
7.625% due 06/15/2013	7,465	7,969
Young Broadcasting, Inc.
10.000% due 03/01/2011	15,595	14,815

		3,874,815

Utilities 17.3%

AES Corp.
8.750% due 05/15/2013	64,165	70,582
American Cellular Corp.
10.000% due 08/01/2011	20,955	22,946
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	2,000	1,865
Cincinnati Bell, Inc.
7.250% due 07/15/2013	34,220	36,530
8.375% due 01/15/2014	33,260	32,927
7.000% due 02/15/2015	9,650	9,361
Citizens Communications Co.
6.250% due 01/15/2013	20,590	19,869
CMS Energy Corp.
7.500% due 01/15/2009	42,405	44,631
7.750% due 08/01/2010	7,861	8,490
8.500% due 04/15/2011	1,890	2,112
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,040
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	17,910	18,358
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)	10,150	10,378
8.250% due 01/15/2013	11,615	11,746
8.625% due 01/15/2015	18,750	19,219
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,717
8.625% due 11/14/2011	9,043	10,083
Midwest Generation LLC
8.300% due 07/02/2009	800	843
8.560% due 01/02/2016	97,221	107,004
8.750% due 05/01/2034	35,650	39,883
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	7,300	7,883
8.000% due 01/28/2012	7,600	8,066
MSW Energy Holdings LLC
7.375% due 09/01/2010	12,300	12,823
8.500% due 09/01/2010	600	647
New Skies Satellites NV
8.539% due 11/01/2011 (a)	4,000	4,140
9.125% due 11/01/2012	900	936
Nextel Communications, Inc.
6.875% due 10/31/2013	27,570	29,290
Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,633
NRG Energy, Inc.
8.000% due 12/15/2013	21,783	23,308
PSEG Energy Holdings LLC
10.000% due 10/01/2009	19,025	21,213
8.500% due 06/15/2011	54,530	59,029
Qwest Communications International, Inc.
7.250% due 02/15/2011	59,765	58,495
7.500% due 02/15/2014	37,095	35,426
Qwest Corp.
8.875% due 03/15/2012	39,100	42,912
7.500% due 02/15/2014	90,499	86,427
Qwest Services Corp.
13.500% due 12/15/2010	11,500	13,225
Reliant Energy, Inc.
9.250% due 07/15/2010	29,835	32,520
9.500% due 07/15/2013	14,450	16,040
6.750% due 12/15/2014	62,825	62,040
Rocky River Realty
8.810% due 04/14/2007 (l)	1,330	1,363
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012	3,600	3,825
8.000% due 12/15/2012	23,060	24,472
6.375% due 03/01/2014	15,475	15,630
7.500% due 03/15/2015	10,570	11,442
Rural Cellular Corp.
8.370% due 03/15/2010 (a)	1,500	1,553
8.250% due 03/15/2012	19,605	20,683
Sierra Pacific Power Co.
6.950% due 06/01/2022	5,000	5,161
7.100% due 11/02/2023	4,200	4,323
Sierra Pacific Resources
7.803% due 06/15/2012	22,100	23,654
Sonat, Inc.
7.000% due 02/01/2018	1,500	1,433
South Point Energy
8.400% due 05/30/2012	46,948	44,131
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,835	12,144
Time Warner Telecom, Inc.
9.750% due 07/15/2008	11,267	11,464
10.125% due 02/01/2011	10,750	11,126
9.250% due 02/15/2014	11,700	11,905
Triton PCS, Inc.
8.500% due 06/01/2013	14,559	13,940
Williams Cos., Inc.
6.375% due 10/01/2010	6,000	5,985
Wilmington Trust Co.-Tucson Electric
10.210% due 01/01/2009 (l)	305	312
10.732% due 01/01/2013 (l)	8,006	8,523

		1,240,706

Total Corporate Bonds & Notes (Cost $5,890,610)		5,996,099

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	39	39

Total U.S. Government Agencies (Cost $40)		39

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bond
5.375% due 02/15/2031	73,700	82,590

Total U.S. Treasury Obligations (Cost $83,975)		82,590

MORTGAGE-BACKED SECURITIES 0.1%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	4,332	4,232

Total Mortgage-Backed Securities (Cost $4,099)		4,232

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  59

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
SOVEREIGN ISSUES 5.6%

Republic of Brazil
4.313% due 04/15/2009 (a)		$376	$375
10.000% due 08/07/2011		7,635	8,914
11.000% due 01/11/2012		35,875	44,054
4.313% due 04/15/2012 (a)		10,768	10,620
10.250% due 06/17/2013		800	954
10.500% due 07/14/2014		20,150	24,442
8.000% due 01/15/2018		106,603	113,159
12.250% due 03/06/2030		20,200	27,846
8.250% due 01/20/2034		6,000	6,045
11.000% due 08/17/2040		33,400	40,990
Republic of Guatemala
9.250% due 08/01/2013		6,180	7,436
Republic of Panama
9.625% due 02/08/2011		2,550	3,060
9.375% due 07/23/2012		3,000	3,645
10.750% due 05/15/2020		9,125	12,752
8.875% due 09/30/2027		11,425	13,967
9.375% due 04/01/2029		9,575	12,208
Republic of Peru
9.125% due 02/21/2012		43,065	51,893
9.875% due 02/06/2015		11,100	14,236
5.000% due 03/07/2017 (a)		5,433	5,392

Total Sovereign Issues (Cost $360,269)			401,988

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 3.6%

BCP Crystal US Holdings Corp.
10.375% due 06/15/2014	EC	2,405	3,440
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014		3,600	4,521
Cognis Holding GmbH
9.500% due 05/15/2014		1,000	1,328
11.139% due 01/15/2015 (a)(e)		792	870
Eircom Funding
8.250% due 08/15/2013		3,090	4,243
El Paso Corp.
7.125% due 05/06/2009		11,850	15,061
Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		3,000	4,056
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	4,814
JSG Funding PLC
10.125% due 10/01/2012		26,675	34,784
JSG Holding PLC
11.500% due 10/01/2015 (e)		9,097	10,157
Kappa Beheer BV
10.625% due 07/15/2009		250	315
10.625% due 07/15/2009		845	1,064
Lighthouse International Co. S.A.
8.000% due 04/30/2014		4,950	6,314
8.000% due 04/30/2014		39,225	50,030
Republic of Germany
2.750% due 12/16/2005		60,000	72,195
Rhodia S.A.
8.000% due 06/01/2010		15,715	18,887
Telenet Communications NV
9.000% due 12/15/2013		7,200	9,778
9.000% due 12/15/2013		6,800	9,235
TRW Automotive, Inc.
10.125% due 02/15/2013		2,840	3,924
United Biscuits Finance Ltd.
10.750% due 04/15/2011	BP	3,000	5,662
UPC Holding BV
7.750% due 01/14/2015	EC	1,600	1,851

Total Foreign Currency-Denominated Issues (Cost $246,054)			262,529

	Shares		Value (000s)

COMMON STOCKS 0.1%

Communications 0.1%

Dobson Communications Corp. (d)		416,677	3,200

Technology 0.0%

Reliant Resources, Inc.-
Warrants Exp. 08/25/2008		65,885	718

Total Common Stocks (Cost $2,746)			3,918

CONVERTIBLE PREFERRED STOCK 0.3%

Celanese Corp.
4.250% due 12/31/2049		72,500	1,921
Chesapeake Energy Corp.
4.500% due 12/31/2049		17,600	1,965
General Motors Corp.
4.500% due 03/06/2032		441,000	10,509
5.250% due 03/06/2032		273,600	4,728

Total Convertible Preferred Stock (Cost $19,207)			19,123

PREFERRED SECURITY 0.8%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,905
Riggs Capital Trust II
8.875% due 03/15/2027		5,405,000	5,919
Xerox Capital Trust I
8.000% due 02/01/2027		21,680,000	22,601

Total Preferred Security (Cost $54,908)			55,425

CONVERTIBLE BONDS & NOTES 0.1%

	Principal Amount (000s)

Industrials 0.1%

Pride International, Inc.
3.250% due 05/01/2033		$5,000	6,312
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		1,000	899

Total Convertible Bonds & Notes (Cost $5,919)			7,211

SHORT-TERM INSTRUMENTS (m) 3.1%

Commercial Paper 1.7%

Rabobank USA Financial Corp.
3.880% due 10/03/2005		49,900	49,900
UBS Finance Delaware LLC
3.765% due 12/13/2005		75,000	74,401

			124,301

Repurchase Agreements 0.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $37,862. Repurchase proceeds are $37,010.)		37,000	37,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $4,694. Repurchase proceeds are $4,601.)		4,600	4,600

			41,600

U.K. Treasury Bills 0.6%

2.013% due 11/30/2005	EC	37,400	44,803

	Principal Amount (000s)		Value (000s)

U.S. Treasury Bills 0.2%

3.407% due 12/01/2005-12/15/2005 (c)(g)(i)		$13,590	13,502

Total Short-Term Instruments (Cost $225,551)			224,206

Total Investments (h) 100.2% (Cost $7,052,453)			$7,218,076

Written Options (k) (0.0%) (Premiums $3,470)			(2,630)

Other Assets and Liabilities (Net) (0.2%)			(9,124)

Net Assets 100.0%			$7,206,322

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Non-income producing security.
(e)	Payment in-kind bond security.
(f)	Security becomes interest bearing at a future date.
(g)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(h)	As of September 30, 2005, portfolio securities with an aggregate market value of $171,353 were valued with reference to securities whose prices are more readily obtainable.
(i)	Securities with an aggregate market value of $10,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar December Futures	Long	12/2005	8,040	$(6,777)
U.S. Treasury 10-Year Note Futures	Long	12/2005	66	(55)

				$(6,832)

60  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	$12,500	$167

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	$16,000	$41
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	436
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	(21)
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	0
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	62
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	43
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	154
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	12
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	22
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	158
Bingham Legg Advisers LLC	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	4
Citibank N.A.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	17
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	5
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	6
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	47
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	(13)
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	50
Credit Suisse First Boston	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	344
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	(32)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	30
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	3,424
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(34)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(77)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(76)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	77
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	50
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	44
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.900)%	06/20/2006	10,000	(2)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(21)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	(13)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	12
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(112)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	73
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	100
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	82
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	208
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	86
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	5
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.420)%	12/20/2005	15,000	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.450)%	12/20/2005	6,000	1
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	(29)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	(12)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	45
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	(26)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	336
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,933
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	1.400%	09/20/2006	1,775	(9)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(419)
Wachovia Bank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.300%	12/20/2005	15,000	30

						$8,045

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  61

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

(k)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$113.000	10/21/2005	1,931	$332	$30
Put - CBOT U.S. Treasury Note December Futures	108.000	10/21/2005	1,931	295	121
Call - CBOT U.S. Treasury Note December Futures	115.000	11/22/2005	280	62	4
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	1,306	378	41
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	5,935	1,378	1,298
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,581	416	716

				$2,861	$2,210

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	5.500	%*	06/02/2006	$56,800	$319	$266
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	4.000	%**	06/02/2006	56,800	290	154

						$609	$420

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-monthUSD- LIBOR.

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,108	$21,262	0.30%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,334	23,045	0.32
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,818	14,472	0.20
Ferrellgas Partners LP	8.870	08/01/2009	06/30/2003	7,972	7,793	0.11
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,102	11,078	0.15
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,014	20,291	0.28
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,970	5,007	0.07
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,536	1,363	0.02
Tesoro Petroleum	8.670	07/17/2012	04/10/2003	9,953	9,984	0.14
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	01/07/1993	7,637	8,523	0.12
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	305	312	0.00

				$120,749	$123,130	1.71%

(m)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,081	10/2005	$112	$0	$112
Buy	EC	106,096	10/2005	0	(2,370)	(2,370)
Sell		316,155	10/2005	12,159	0	12,159
Buy		14,228	11/2005	3	(2)	1
Buy	JY	8,669,090	10/2005	0	(2,153)	(2,153)

				$12,274	$(4,525)	$7,749

62  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 69.8%

Banking & Finance 28.5%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$206
American International Group, Inc.
2.875% due 05/15/2008	300	287
Archstone-Smith Trust
7.900% due 02/15/2016	25	29
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	53
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	100	100
Bank of America Corp.
3.875% due 01/15/2008	50	49
4.750% due 08/15/2013	300	297
Bank One Corp.
9.875% due 03/01/2009	50	58
5.250% due 01/30/2013	100	101
BB&T Corp.
6.500% due 08/01/2011	30	32
Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	209
BNP Paribas S.A.
5.186% due 06/29/2049 (a)	200	197
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	243
CIT Group, Inc.
7.750% due 04/02/2012	240	275
Citigroup, Inc.
6.000% due 02/21/2012	190	202
5.625% due 08/27/2012	200	208
5.000% due 09/15/2014	200	199
7.750% due 12/01/2036	500	530
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	330	374
Devon Financing Corp. ULC
7.875% due 09/30/2031	100	126
Fleet National Bank
5.750% due 01/15/2009	175	181
Ford Motor Credit Co.
6.500% due 01/25/2007	270	270
5.700% due 01/15/2010	100	91
General Electric Capital Corp.
5.450% due 01/15/2013	350	363
6.750% due 03/15/2032	500	590
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	300	300
6.875% due 09/15/2011	50	46
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	109
5.700% due 09/01/2012	275	286
5.250% due 10/15/2013	300	303
6.125% due 02/15/2033	100	104
HBOS Capital Funding LP
6.071% due 06/30/2049 (a)	300	316
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	100	98
Household Finance Corp.
4.125% due 12/15/2008	100	98
International Lease Finance Corp.
4.875% due 09/01/2010	100	100
J.P. Morgan Chase & Co.
7.125% due 06/15/2009	100	108
6.625% due 03/15/2012	350	381
5.125% due 09/15/2014	100	100
4.750% due 03/01/2015	300	293
KFW International Finance, Inc.
5.750% due 01/15/2008	30	31
Korea Development Bank
4.750% due 07/20/2009	300	299
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	33
MBNA America Bank N.A.
7.125% due 11/15/2012	145	163
Metlife, Inc.
5.250% due 12/01/2006	300	301
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	157
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	108
5.300% due 03/01/2013	325	329
4.750% due 04/01/2014	200	193
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	226
Platinum Underwriters Holdings Ltd.
6.371% due 11/16/2007	100	101
Preferred Term Securities XII
4.436% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	30	30
4.000% due 06/13/2008 (a)	100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	262
Rabobank Capital Funding Trust II
5.260% due 12/29/2049 (a)	50	50
Rabobank Capital Funding Trust III
5.254% due 12/29/2049 (a)	300	300
RBS Capital Trust I
5.512% due 09/29/2049 (a)	100	102
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	100	99
Royal Bank of Scotland PLC
9.118% due 03/31/2049	280	326
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	200	199
United Overseas Bank Ltd.
5.375% due 09/03/2019 (a)	100	101
Verizon Global Funding Corp.
7.750% due 12/01/2030	200	244
Wachovia Bank N.A.
7.800% due 08/18/2010	30	34
Wells Fargo Bank, N.A.
6.450% due 02/01/2011	30	32

		11,882

Industrials 27.3%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102
Albertson’s, Inc.
7.500% due 02/15/2011	100	98
8.000% due 05/01/2031	150	137
American Airlines, Inc.
6.978% due 04/01/2011	120	121
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	27
6.875% due 05/01/2012	300	328
7.700% due 05/01/2032	100	119
BAE Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	62	67
Ball Corp.
7.750% due 08/01/2006	100	102
Barrick Gold Finance Co.
4.875% due 11/15/2014	100	98
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33
British Sky Broadcasting PLC
8.200% due 07/15/2009	100	111
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	103
5.850% due 02/01/2035	200	199
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	173
Chesapeake Energy Corp.
7.000% due 08/15/2014	23	24
6.375% due 06/15/2015	100	101
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	98
Clorox Co.
3.982% due 12/14/2007 (a)	30	30
Columbia Energy Group
6.800% due 11/28/2005	100	100
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	323
8.875% due 05/01/2017	35	45
Comcast Corp.
5.300% due 01/15/2014	100	100
7.050% due 03/15/2033	100	112
Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	96
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	102
Cox Communications, Inc.
3.950% due 12/14/2007 (a)	100	101
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	160	152
CSC Holdings, Inc.
7.250% due 07/15/2008	100	101
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	31
DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)	200	201
7.300% due 01/15/2012	100	109
DaVita, Inc.
6.625% due 03/15/2013	100	102
Delta Air Lines, Inc.
7.379% due 05/18/2010	57	55
7.570% due 11/18/2010	100	97
DR Horton, Inc.
5.625% due 09/15/2014	200	194
EnCana Corp.
4.750% due 10/15/2013	100	99
Gazprom International S.A.
7.201% due 02/01/2020	100	109
Georgia-Pacific Corp.
7.500% due 05/15/2006	200	203
8.125% due 05/15/2011	100	111
Halliburton Co.
5.109% due 10/17/2005 (a)	200	200
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	101
HCA, Inc.
6.950% due 05/01/2012	200	207
Hilton Hotels Corp.
8.250% due 02/15/2011	30	34
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	150
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100
International Business Machines Corp.
8.375% due 11/01/2019	30	39
International Paper Co.
6.750% due 09/01/2011	200	215
ITT Corp.
6.750% due 11/15/2005	30	30
JC Penney Corp., Inc.
8.000% due 03/01/2010	100	110
JetBlue Airways Corp.
8.120% due 03/15/2008 (a)	84	86
KB Home
6.375% due 08/15/2011	100	101
5.750% due 02/01/2014	100	95

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  63

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Kern River Funding Corp.
4.893% due 04/30/2018		$72	$71
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		100	111
Kinder Morgan, Inc.
6.500% due 09/01/2012		40	43
Kraft Foods, Inc.
6.250% due 06/01/2012		250	267
Kroger Co.
5.500% due 02/01/2013		100	101
Lamar Media Corp.
6.625% due 08/15/2015		100	102
Lenfest Communications, Inc.
8.375% due 11/01/2005		100	100
Marriott International, Inc.
6.875% due 11/15/2005		300	301
MGM Mirage, Inc.
6.000% due 10/01/2009		200	199
6.625% due 07/15/2015		100	99
News America Holdings, Inc.
9.250% due 02/01/2013		400	495
Northwest Airlines, Inc.
7.575% due 03/01/2019		87	87
Packaging Corp. of America
5.750% due 08/01/2013		100	97
Pemex Project Funding Master Trust
8.000% due 11/15/2011		260	297
Petrobras International Finance Co.
9.750% due 07/06/2011		150	181
Pioneer Natural Resources Co.
5.875% due 07/15/2016		200	197
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		100	103
Safeway, Inc.
6.150% due 03/01/2006		100	100
5.800% due 08/15/2012		100	101
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	110
Station Casinos, Inc.
6.000% due 04/01/2012		100	100
Telus Corp.
8.000% due 06/01/2011		30	34
Time Warner, Inc.
8.110% due 08/15/2006		100	103
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	35
Transocean, Inc.
7.500% due 04/15/2031		100	127
United Airlines, Inc.
7.186% due 04/01/2011 (b)		73	72
10.125% due 03/22/2015 (b)		100	40
USX Corp.
6.850% due 03/01/2008		30	31
Valero Energy Corp.
6.125% due 04/15/2007		100	102
3.500% due 04/01/2009		100	96
Viacom, Inc.
5.625% due 08/15/2012		300	305
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	32
Walt Disney Co.
6.375% due 03/01/2012		100	108
Waste Management, Inc.
7.100% due 08/01/2026		10	11
Weyerhaeuser Co.
6.125% due 03/15/2007		100	102
6.750% due 03/15/2012		250	270
Wyeth
4.375% due 03/01/2008		100	99
XTO Energy, Inc.
7.500% due 04/15/2012		100	113
6.250% due 04/15/2013		100	107

			11,399

Utilities 14.0%

Appalachian Power Co.
3.600% due 05/15/2008		100	97
AT&T Corp.
9.050% due 11/15/2011		47	53
BellSouth Corp.
5.200% due 09/15/2014		300	302
5.200% due 12/15/2016		100	100
British Telecom PLC
7.875% due 12/15/2005		30	30
8.375% due 12/15/2010		100	116
Cingular Wireless LLC
6.500% due 12/15/2011		50	54
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	110
Consumers Energy Co.
5.375% due 04/15/2013		100	101
Duke Energy Corp.
6.250% due 01/15/2012		130	138
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	144
4.875% due 11/01/2011		100	96
Entergy Louisiana, Inc.
5.560% due 09/01/2015		50	49
Exelon Corp.
5.625% due 06/15/2035		200	185
France Telecom S.A.
7.200% due 03/01/2006		100	101
7.750% due 03/01/2011		130	148
GTE South, Inc.
6.125% due 06/15/2007		30	31
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	159
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	197
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	211
Niagara Mohawk Power Corp.
7.750% due 05/15/2006		30	31
7.750% due 10/01/2008		30	32
Ohio Edison Co.
5.647% due 06/15/2009		100	102
5.450% due 05/01/2015		100	101
Oncor Electric Delivery Co.
7.250% due 01/15/2033		100	118
PNPP II Funding Corp.
8.510% due 11/30/2006		48	48
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	196
Progress Energy, Inc.
6.850% due 04/15/2012		200	217
PSEG Power LLC
6.950% due 06/01/2012		200	218
Qwest Corp.
7.120% due 06/15/2013 (a)		100	105
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		56	54
SBC Communications, Inc.
5.100% due 09/15/2014		300	298
Sprint Capital Corp.
6.000% due 01/15/2007		40	41
8.375% due 03/15/2012		400	471
6.875% due 11/15/2028		100	111
System Energy Resources, Inc.
4.875% due 10/01/2007		100	100
Time Warner Telecom Holdings, Inc.
7.790% due 02/15/2011 (a)		100	103
TXU Corp.
4.800% due 11/15/2009		100	97
TXU Energy Co. LLC
7.000% due 03/15/2013		200	217
Verizon New England, Inc.
6.500% due 09/15/2011		200	213
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	202
Virginia Electric & Power Co.
5.750% due 03/31/2006		100	101
5.375% due 02/01/2007		80	81
Vodafone Group PLC
3.950% due 01/30/2008		30	30
7.750% due 02/15/2010		30	33
Williams Cos., Inc.
6.375% due 10/01/2010		100	100

			5,842

Total Corporate Bonds & Notes (Cost $29,312)			29,123

U.S. GOVERNMENT AGENCIES 8.1%

Fannie Mae
5.500% due 10/13/2035		3,400	3,399

Total U.S. Government Agencies (Cost $3,427)			3,399

SOVEREIGN ISSUES 4.2%

Republic of Brazil
4.313% due 04/15/2009 (a)		47	47
4.313% due 04/15/2012 (a)		41	41
8.000% due 01/15/2018		226	240
Republic of Croatia
4.750% due 07/31/2010 (a)		34	34
Republic of Panama
9.625% due 02/08/2011		100	120
Republic of South Africa
9.125% due 05/19/2009		30	34
7.375% due 04/25/2012		90	102
Russian Federation
10.000% due 06/26/2007		83	91
5.000% due 03/31/2030 (a)		250	288
United Mexican States
8.375% due 01/14/2011		370	426
6.375% due 01/16/2013		200	213
8.300% due 08/15/2031		80	100

Total Sovereign Issues (Cost $1,603)			1,736

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 1.1%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	154
France Telecom S.A.
7.000% due 03/14/2008 (a)		90	118
HSBC Holdings PLC
5.375% due 12/20/2012		60	82
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	45
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		50	46

Total Foreign Currency-Denominated Issues (Cost $421)			445

	Shares

CONVERTIBLE PREFERRED STOCK 0.3%

Metlife, Inc.
6.375% due 08/15/2008		4,000	112

Total Convertible Preferred Stock (Cost $100)			112

64  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Shares		Value (000s)
PREFERRED STOCK 2.1%

Goldman Sachs Group, Inc.
3.911% due 12/31/2049 (a)		4,000	$102
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)		800,000	767

Total Preferred Stock (Cost $882)			869

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 17.5%

Commercial Paper 12.4%
ASB Bank Ltd.
3.510% due 10/18/2005		$800	799
BNP Paribas Finance
3.750% due 12/12/2005		900	893
HBOS Treasury Services PLC
3.750% due 12/01/2005		400	397
ING U.S. Funding LLC
3.510% due 10/18/2005		800	799
Rabobank USA Financial Corp.
3.880% due 10/03/2005		800	800
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		300	299
3.850% due 12/22/2005		900	892
TotalFinaElf Capital S.A.
3.760% due 12/01/2005		300	298

			5,177

Repurchase Agreement 1.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $571. Repurchase proceeds are $557.)		557	557

German Treasury Bills 3.5%
1.994% due 10/19/2005	EC	1,200	1,441

U.S. Treasury Bills 0.3%
3.431% due 12/01/2005-12/15/2005 (c)(e)		$125	124

Total Short-Term Instruments (Cost $7,307)			7,299

Total Investments (d) 103.1% (Cost $43,052)			$42,983

Written Options (g) (0.0%) (Premiums $15)			(7)
Other Assets and Liabilities (Net) (3.1%)			(1,271)

Net Assets 100.0%			$41,705

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $197 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $124 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar December Futures	Long	12/2006	15	$(16)
Euribor Purchased Put Options Strike @ 97.250	Short	12/2005	12	7
U.S. Treasury 5-Year Note Futures	Long	12/2005	17	(15)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	37	(97)

				$(121)

(f)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$(8)
Bank of America	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$3,800	(25)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		400	13
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,540	92
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		1,000	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		200	5
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	81

							$171

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  65

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2005 (Unaudited)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	5
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	300	0
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	0
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	200	(2)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	190	1
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	2
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250)%	03/20/2007	300	1
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Buy	(0.400)%	06/20/2010	1,000	(5)
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 4.875% due 03/04/2015	Sell	0.300%	06/20/2010	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	400	1

						$10

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$113.000	11/22/2005	20	$6	$1
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	26	9	6

				$15	$7

(h)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	10/2005	$1	$0	$1
Buy		51	02/2006	2	0	2
Sell	C$	100	10/2005	0	(2)	(2)
Buy	CP	13,532	02/2006	0	0	0
Sell	EC	2,191	10/2005	81	0	81
Buy		644	11/2005	2	0	2
Buy	JY	28,000	10/2005	0	(8)	(8)
Buy	KW	21,700	01/2006	0	(1)	(1)
Buy		8,200	02/2006	0	0	0
Buy		11,800	03/2006	0	0	0
Buy	MP	113	02/2006	0	0	0
Buy		338	03/2006	0	0	0
Buy	PN	35	02/2006	0	(1)	(1)
Buy		35	03/2006	0	0	0
Buy	PZ	33	02/2006	0	0	0
Buy		34	03/2006	0	0	0
Buy	RP	908	03/2006	0	0	0
Buy	RR	286	01/2006	0	0	0
Buy		200	02/2006	0	0	0
Buy		306	03/2006	0	0	0
Buy	S$	17	01/2006	0	0	0
Buy		12	02/2006	0	0	0
Buy		18	03/2006	0	0	0
Buy	SV	833	02/2006	0	(1)	(1)
Buy		667	03/2006	0	0	0
Buy	T$	240	02/2006	0	0	0
Buy		334	03/2006	0	0	0

				$86	$(13)	$73

66  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.7%

Banking & Finance 1.9%

Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$101
Allstate Life Global Funding Trusts
3.710% due 01/25/2008 (a)	2,200	2,202
Bank One Corp.
6.500% due 02/01/2006	150	151
Bayerische Landesbank Girozentrale
6.625% due 06/25/2007	250	258
General Electric Capital Corp.
3.801% due 03/04/2008 (a)	10,000	10,006
Goldman Sachs Group, Inc.
4.300% due 06/28/2010 (a)	2,300	2,308
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	15,000	15,013
Inter-American Development Bank
6.625% due 03/07/2007	340	351
J.P. Morgan Chase & Co.
5.250% due 05/30/2007	50	51
Morgan Stanley Dean Witter & Co.
5.800% due 04/01/2007	100	102
Postal Square LP
6.500% due 06/15/2022	1,669	1,812
Pricoa Global Funding I
2.780% due 01/25/2008 (a)	2,200	2,202
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,025	7,907
Wells Fargo & Co.
5.125% due 02/15/2007	250	251

		42,715

Industrials 0.8%

Wal-Mart Stores, Inc.
5.250% due 09/01/2035	17,600	17,095

Utilities 0.0%

GTE Corp.
7.510% due 04/01/2009	100	108

Total Corporate Bonds & Notes (Cost $60,264)		59,918

MUNICIPAL BONDS & NOTES 0.8%

Chicago, Illinois Motor Fuel Tax Revenue Bonds,
(AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,184

Dawson Ridge, Colorado Metropolitan District No. 1
General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,114

Detroit, Michigan School District General Obligation
Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	415

Florida State Board of Education General Obligation
Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,253

Foothill, California Eastern Corridor Agency California
Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	666

Irving, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,569

Massachusetts State Water Pollution Abatement Revenue
Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,193
New York City, New York Municipal Water Finance
Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,750
San Antonio, Texas Water Revenue Bonds, (FSA Insured),
Series 2002
5.000% due 05/15/2032	2,000	2,060

Total Municipal Bonds & Notes (Cost $17,308)		18,204

U.S. GOVERNMENT AGENCIES 29.6%

Fannie Mae
0.000% due 03/25/2009 (b)	683	649
0.080% due 10/24/2035 (a)	16,000	16,152
2.125% due 02/10/2006	7,000	6,955
3.651% due 11/28/2035 (a)	1,005	1,005
3.721% due 07/25/2035 (a)	9,400	9,406
3.731% due 09/25/2035 (a)	15,000	15,014
3.880% due 10/01/2024-09/25/2035 (a)(f)	13,274	13,282
3.989% due 03/18/2031 (a)	1,867	1,870
4.033% due 04/01/2028 (a)	256	259
4.237% due 05/01/2025 (a)	93	97
4.418% due 11/01/2023 (a)	579	592
4.430% due 10/25/2017 (a)	411	415
4.500% due 02/25/2008-10/13/2035 (f)	232,983	221,186
4.520% due 07/01/2035 (a)	1,924	1,923
4.541% due 04/25/2032 (a)	361	365
4.766% due 12/01/2027 (a)	312	321
5.000% due 04/25/2035	6,841	6,271
5.099% due 10/01/2024 (a)	7	7
5.407% due 02/01/2028 (a)	55	57
5.470% due 08/01/2026 (a)	49	50
5.500% due 02/15/2006-03/01/2035 (f)	11,739	11,746
6.000% due 05/17/2027	2,126	2,177
6.250% due 12/25/2013	8	8
6.500% due 11/25/2023-01/25/2024 (f)	642	677
6.625% due 11/15/2030	25,000	30,965
6.750% due 06/25/2032	4,950	5,143
6.900% due 05/25/2023	424	435
6.950% due 07/25/2020	139	144
7.000% due 06/25/2022-05/18/2027 (f)	4,746	4,983
7.500% due 07/01/2032	44	47
7.800% due 10/25/2022	64	68
9.000% due 08/01/2021-06/01/2027 (f)	269	295
14.600% due 09/25/2007 (c)	0	2
1197.968% due 08/25/2007 (c)	0	4
Federal Farm Credit Bank
5.750% due 12/07/2028	500	553
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,276
3.750% due 09/28/2006 (a)	25,000	24,956
3.875% due 10/23/2006	24,000	23,885
5.120% due 01/10/2013	6,500	6,474
5.500% due 04/17/2006	12,000	12,080
Federal Housing Administration
3.000% due 11/25/2019	483	477
6.896% due 07/01/2020	2,029	2,016
7.430% due 09/01/2019-06/01/2024 (f)	2,008	2,025
Freddie Mac
3.750% due 11/15/2006	50,000	49,670
3.880% due 10/25/2023	166	165
4.065% due 10/25/2044 (a)	28,600	28,698
4.071% due 06/15/2030-12/15/2032 (a)(f)	1,244	1,256
4.121% due 06/15/2031 (a)	430	435
4.137% due 07/25/2044 (a)	7,926	7,972
4.214% due 01/01/2028 (a)	67	69
4.296% due 01/01/2028 (a)	435	446
4.500% due 05/15/2025-07/15/2035 (f)	22,762	19,384
4.715% due 05/01/2022 (a)	12	13
5.000% due 06/15/2013-05/15/2035 (f)	12,801	11,947
5.244% due 06/01/2022 (a)	13	14
5.320% due 09/01/2027 (a)	173	176
5.345% due 10/01/2026 (a)	65	66
5.500% due 06/15/2034-06/15/2035 (f)	7,552	7,250
5.838% due 12/01/2024 (a)	138	140
6.000% due 04/15/2034	6,170	6,270
6.250% due 09/15/2023	5,000	5,138
6.500% due 11/15/2008-10/25/2043 (f)	3,610	3,616
7.000% due 09/01/2007-01/15/2024 (f)	966	931
7.511% due 02/01/2028 (a)	333	336
Government National Mortgage Association
3.750% due 09/20/2017-09/20/2026 (a)(f)	1,036	1,049
4.125% due 12/20/2017-11/20/2027 (a)(f)	662	674
4.375% due 02/20/2017-05/20/2030 (a)(f)	3,904	3,936
4.500% due 03/20/2021 (a)	48	48
4.559% due 03/20/2031 (a)	2,732	2,768
5.000% due 04/20/2034	24,148	21,529
5.500% due 02/20/2033	2,000	2,009
6.000% due 08/20/2033	2,280	2,345
7.000% due 03/16/2029	394	416
Overseas Private Investment Corp.
2.360% due 08/15/2007	1,250	1,235
3.800% due 08/15/2007	9,130	9,718
4.736% due 03/15/2022	4,300	4,214
5.140% due 08/15/2007	2,500	2,426
Small Business Administration
4.760% due 09/01/2025	10,000	9,831
5.240% due 08/01/2023	7,226	7,379

Total U.S. Government Agencies (Cost $652,702)		652,881

U.S. TREASURY OBLIGATIONS 47.4%

Treasury Inflation Protected Security (e)
2.375% due 01/15/2025	12,649	13,536
U.S. Treasury Bonds
7.250% due 05/15/2016	123,000	152,198
8.875% due 08/15/2017	75,000	105,182
6.250% due 08/15/2023	52,700	63,032
6.625% due 02/15/2027	125,000	158,721
5.250% due 11/15/2028	146,000	159,083
5.375% due 02/15/2031	133,000	149,043
U.S. Treasury Notes
4.250% due 11/15/2014	86,020	85,432
4.250% due 08/15/2015	116,200	115,510
U.S. Treasury Strip
0.000% due 02/15/2019 (b)	74,600	40,566

Total U.S. Treasury Obligations (Cost $1,052,817)		1,042,303

MORTGAGE-BACKED SECURITIES 6.0%

Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	972	974
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033 (a)	332	333
5.382% due 04/25/2033 (a)	857	857
4.833% due 01/25/2034 (a)	980	974
4.750% due 11/25/2035 (a)	10,400	10,346

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  67

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.
4.667% due 06/25/2030 (a)	$126	$128
Commercial Mortgage Pass-Through Certificates
3.948% due 03/15/2020 (a)	4,100	4,102
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,580	5,268
4.040% due 05/25/2035 (a)	4,721	4,660
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/2035 (a)	7,513	7,528
4.120% due 04/25/2035 (a)	2,489	2,489
4.170% due 06/25/2035 (a)	3,781	3,793
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	245	245
CS First Boston Mortgage Securities Corp.
4.191% due 04/25/2033 (a)	560	562
Federal Agricultural Mortgage Corp.
7.263% due 07/25/2011 (a)	2,532	2,560
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	533	533
GS Mortgage Securities Corp.
3.918% due 11/15/2015 (a)	409	409
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (a)	4,020	4,016
Impac CMB Trust
5.249% due 09/25/2034 (a)	5,226	5,184
3.954% due 10/25/2035 (a)	19,812	19,840
MASTR Asset Securitization Trust
5.500% due 09/25/2033	901	893
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035 (a)	11,900	11,853
Nomura Asset Securities Corp.
8.029% due 04/13/2036 (a)	2,000	2,031
7.120% due 04/13/2039	1,250	1,266
Residential Accredit Loans, Inc.
4.041% due 01/25/2033 (a)	447	448
4.230% due 03/25/2033 (a)	1,068	1,068
Residential Asset Securitization Trust
5.500% due 07/25/2033	179	179
SACO I, Inc.
1.000% due 10/25/2035 (a)	4,052	4,053
3.911% due 12/25/2035 (a)	2,259	2,267
Sequoia Mortgage Trust
4.136% due 06/20/2032 (a)	1,560	1,562
4.146% due 07/20/2033 (a)	3,454	3,460
Structured Asset Mortgage Investments, Inc.
4.559% due 02/25/2030 (a)	74	75
4.010% due 10/19/2033 (a)	1,203	1,205
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	26	26
4.330% due 07/25/2032 (a)	405	405
3.930% due 08/25/2035 (a)	6,641	6,645
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	2,500	2,500
4.170% due 11/25/2035 (a)	5,000	5,001
4.265% due 06/25/2042 (a)	680	687
4.140% due 01/25/2045 (a)	7,267	7,277
Washington Mutual, Inc.
4.060% due 04/25/2045 (a)	3,601	3,591

Total Mortgage-Backed Securities (Cost $131,478)		131,293

ASSET-BACKED SECURITIES 9.5%

AAA Trust
3.930% due 11/26/2035 (a)	4,227	4,228
ACE Securities Corp.
3.948% due 10/25/2035 (a)	16,100	16,108
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)	1,169	1,170
3.948% due 10/25/2035 (a)	800	801
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	23	23
Argent Securities, Inc.
3.831% due 03/25/2034 (a)	11	11
3.950% due 10/25/2035 (a)	8,600	8,609
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	5,259	5,259
3.929% due 08/25/2035 (a)	9,100	9,103
Bayview Financial Acquisition Trust
4.287% due 05/28/2034 (a)	895	897
Bear Stearns Asset-Backed Securities, Inc.
4.005% due 06/25/2031 (a)	1,189	1,190
4.040% due 07/25/2031 (a)	4,547	4,552
4.040% due 09/25/2031 (a)	2,908	2,911
4.160% due 10/25/2032 (a)	330	330
4.030% due 09/25/2034 (a)	3,902	3,907
4.080% due 06/25/2035 (a)	1,839	1,842
4.100% due 09/25/2035 (a)	6,896	6,900
4.141% due 11/25/2042 (a)	3,250	3,267
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)	2,169	2,171
Centex Home Equity Co. LLC
3.900% due 03/25/2035 (a)	3,293	3,295
Chase Funding Mortgage Loan Asset-Backed Certificates
3.891% due 10/25/2031 (a)	388	389
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	230	230
Citigroup Mortgage Loan Trust, Inc.
3.850% due 09/25/2035 (a)	8,000	8,000
Countrywide Asset-Backed Certificates
4.170% due 05/25/2033 (a)	3,575	3,583
4.140% due 03/25/2034 (a)	312	313
3.938% due 01/25/2036 (a)	6,400	6,399
4.028% due 01/25/2036 (a)	1,800	1,804
CS First Boston Mortgage Securities Corp.
4.080% due 01/25/2043 (a)	6,287	6,282
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)	768	768
2.820% due 03/25/2034 (a)	727	728
First NLC Trust
3.940% due 09/25/2035 (a)	2,270	2,271
Ford Credit Auto Owner Trust
2.130% due 10/15/2006	896	895
Fremont Home Loan Trust
4.060% due 11/25/2034 (a)	2,530	2,533
3.940% due 01/25/2035 (a)	1,742	1,744
3.930% due 06/25/2035 (a)	1,684	1,686
GSAMP Trust
3.950% due 02/25/2035 (a)	1,119	1,120
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	1,256	1,258
IXIS Real Estate Capital Trust
3.980% due 09/25/2035 (a)	3,000	3,001
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	94	95
4.030% due 11/25/2034 (a)	12,224	12,242
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	99
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)	14,000	14,004
3.997% due 06/25/2036 (a)	10,000	10,003
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	205	205
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)	166	166
NPF XII, Inc.
2.240% due 10/01/2024 (d)	3,000	236
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)	6,500	6,502
Park Place Securities, Inc.
3.910% due 06/25/2035 (a)	2,021	2,022
Renaissance Home Equity Loan Trust
3.990% due 11/25/2035 (a)	1,300	1,301
Residential Asset Mortgage Products, Inc.
4.000% due 06/25/2024 (a)	2,094	2,095
3.950% due 05/25/2025 (a)	1,800	1,801
4.170% due 11/25/2033 (a)	4,100	4,103
3.930% due 03/25/2035 (a)	5,205	5,209
Residential Asset Securities Corp.
3.751% due 04/25/2025 (a)	4,780	4,784
4.100% due 04/25/2032 (a)	1,068	1,069
SACO I, Inc.
0.000% due 10/25/2035 (a)	5,000	5,002
SMS Student Loan Trust
4.139% due 10/27/2025 (a)	744	747
Soundview Home Equity Loan Trust
3.950% due 04/25/2035 (a)	861	862
3.930% due 07/25/2035 (a)	3,226	3,227
Structured Asset Investment Loan Trust
4.010% due 12/25/2013 (a)	717	717
3.980% due 09/25/2034 (a)	95	95
Structured Asset Securities Corp.
3.910% due 01/25/2035 (a)	2,244	2,245
3.920% due 02/25/2035 (a)	4,582	4,585
Terwin Mortgage Trust
3.850% due 06/25/2036 (a)	6,605	6,604

Total Asset-Backed Securities (Cost $211,902)		209,598

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	22,800	0

Total Purchased Call Options (Cost $85)		0

PURCHASED PUT OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	22,800	192

	# of Contracts

Eurodollar December Futures (CME)
Strike @ 95.500 Exp. 12/19/2005	2,000	100

Total Purchased Put Options (Cost $117)		292

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 28.3%

Certificates of Deposit 5.0%

Citibank New York N.A.
3.670% due 11/04/2005	$25,000	25,000
3.700% due 11/09/2005	1,500	1,500
3.770% due 11/22/2005	14,000	14,000
3.845% due 12/19/2005	15,000	15,000
Wells Fargo Bank, N.A.
3.760% due 10/13/2005	55,000	55,000

		110,500

Commercial Paper 21.1%

Fannie Mae
3.344% due 10/19/2005	115,000	114,821
3.479% due 10/26/2005	21,000	20,953
3.615% due 11/16/2005	10,500	10,454

68  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
3.180% due 10/03/2005	$70,500	$70,500
3.498% due 10/26/2005	60,000	59,866
3.615% due 11/16/2005	35,000	34,845
Freddie Mac
3.180% due 10/03/2005	59,700	59,700
3.620% due 11/15/2005	93,400	92,996

		464,135

Repurchase Agreements 1.2%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $21,490. Repurchase proceeds are $21,006.)	21,000	21,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $5,382. Repurchase proceeds are $5,276.)	5,275	5,275

		26,275

U.S. Treasury Bills 1.0%
3.423% due 12/01/2005-12/15/2005 (f)(h)(i)	20,760	20,601

Total Short-Term Instruments (Cost $621,531)		621,511

Total Investments (g) 124.3% (Cost $2,748,204)		$2,736,000

Written Options (j) (0.1%) (Premiums $2,951)		(2,298)

Other Assets and Liabilities (Net) (24.2%)		(532,546)

Net Assets 100.0%		$2,201,156

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Interest only security.
(d)	Security is in default.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(g)	As of September 30, 2005, portfolio securities with an aggregate market value of $164,941 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $994 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(i)	Securities with an aggregate market value of $15,244 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	434	$(638)
Eurodollar June Futures	Long	06/2006	1,497	(849)
U.S. Treasury 10-Year Note Futures	Long	12/2005	1,881	(647)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	6,416	(16,116)

				$(18,250)

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call-CBOT U.S. Treasury Bond December Futures	$117.000	11/22/2005	662	$608	$300
Put-CBOT U.S. Treasury Bond December Futures	110.000	11/22/2005	380	260	77
Put-CBOT U.S. Treasury Bond December Futures	112.000	11/22/2005	662	236	352
Call-CME Eurodollar December Futures	96.250	12/19/2005	384	0	2
Call-CME Eurodollar December Futures	96.500	12/19/2005	626	154	4
Put-CME Eurodollar June Futures	95.000	06/19/2006	328	163	57
Put-CME Eurodollar December Futures	95.000	12/18/2006	675	268	312

				$1,689	$1,104

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call-OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$6,900	$138	$154
Put-OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	6,900	164	138
Call-OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	14,400	318	322
Put-OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	14,400	341	288
Call-OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	6,900	138	154
Put-OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	6,900	163	138

						$1,262	$1,194

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  69

Schedule of Investments

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.3%

Banking & Finance 2.8%
American General Finance Corp.
4.000% due 03/23/2007 (a)	$8,700	$8,701
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	146
CIT Group, Inc.
4.120% due 09/20/2007 (a)	9,200	9,232
4.033% due 05/23/2008 (a)	9,200	9,230
Citigroup, Inc.
3.753% due 11/01/2007 (a)	3,600	3,606
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,143
7.100% due 03/15/2007	6,700	6,934
Ford Motor Credit Co.
6.875% due 02/01/2006	18,700	18,778
6.500% due 02/15/2006	1,000	1,003
General Electric Capital Corp.
2.750% due 09/25/2006	200	197
3.425% due 01/15/2008 (a)	22,700	22,727
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	46,390	46,391
6.125% due 09/15/2006	3,940	3,953
6.125% due 01/22/2008	750	724
7.430% due 12/01/2021	191	193
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	16,500	15,466
Golden West Financial Corp.
5.500% due 08/08/2006	700	706
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	27,600	27,623
3.650% due 10/05/2007 (a)	3,000	3,008
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	16,600	16,614
International Lease Finance Corp.
3.125% due 05/03/2007	300	293
John Deere Capital Corp.
4.500% due 08/25/2008	900	897
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	42,600	42,600
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	12,900	13,243
7.554% due 07/03/2008 (a)	3,000	2,617
Premium Asset Trust
3.847% due 10/06/2005 (a)	800	800
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	21,500	21,357
Putnam CBO I Ltd.
3.970% due 06/12/2009 (a)	1,684	1,692
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	68,300	68,323
State Street Capital Trust II
4.290% due 02/15/2008 (a)	12,000	12,009
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	3,800	3,816

		370,022

Industrials 1.3%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,380
7.650% due 07/01/2008	7,500	8,018
AOL Time Warner, Inc.
6.125% due 04/15/2006	5,500	5,547
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	13,250	13,355
4.430% due 05/24/2006 (a)	13,800	13,841
4.026% due 03/07/2007 (a)	14,000	13,985
4.050% due 06/04/2008	80	78
Devon Energy Corp.
2.750% due 08/01/2006	10,400	10,230
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,405
7.625% due 09/01/2008	1,075	1,098
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	4,772
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,580
Georgia-Pacific Corp.
7.375% due 07/15/2008	4,000	4,210
HCA, Inc.
8.850% due 01/01/2007	1,200	1,254
5.250% due 11/06/2008	3,450	3,407
Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,301
ITT Corp.
6.750% due 11/15/2005	2,000	2,012
Kroger Co.
7.625% due 09/15/2006	2,250	2,306
7.800% due 08/15/2007	955	1,004
Pemex Project Funding Master Trust
9.625% due 12/02/2008	8,900	10,057
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,844
Time Warner, Inc.
8.110% due 08/15/2006	3,400	3,498
Tyco International Group S.A.
6.375% due 02/15/2006	15,600	15,706
5.800% due 08/01/2006	5,600	5,654
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,253
United Airlines, Inc.
4.090% due 03/02/2049 (a)(b)	798	799

		171,594

Utilities 1.2%

American Electric Power Co., Inc.
6.125% due 05/15/2006	17,631	17,805
Dominion Resources, Inc.
3.660% due 11/15/2006 (a)	6,705	6,636
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,921
France Telecom S.A.
7.200% due 03/01/2006	66,900	67,683
Oncor Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,611
Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,673
Progress Energy, Inc.
6.750% due 03/01/2006	14,410	14,540
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,661
Virginia Electric & Power Co.
5.750% due 03/31/2006	6,400	6,440

		164,970

Total Corporate Bonds & Notes (Cost $728,929)		706,586

U.S. GOVERNMENT AGENCIES 21.5%

Fannie Mae
0.950% due 03/25/2009 (a)(c)	1,426	18
3.373% due 11/01/2017 (a)	49	49
3.545% due 11/01/2018 (a)	5	5
3.625% due 07/01/2017 (a)	69	70
3.651% due 11/28/2035 (a)	11,294	11,290
3.725% due 01/01/2021 (a)	48	47
3.772% due 12/01/2017 (a)	37	37
3.799% due 09/22/2006 (a)	57,600	57,586
3.870% due 08/01/2017 (a)	11	11
3.872% due 07/01/2018 (a)	15	16
3.880% due 09/25/2035 (a)	74,039	74,089
3.920% due 06/01/2017 (a)	27	27
3.930% due 07/25/2017 (a)	844	856
3.937% due 07/01/2042 (a)	42,964	43,251
3.987% due 09/01/2041 (a)	44,623	45,223
4.000% due 05/01/2011	327	321
4.041% due 06/25/2032 (a)	170	170
4.087% due 07/01/2017 (a)	99	100
4.119% due 11/01/2017 (a)	115	116
4.137% due 10/01/2030-11/01/2039 (a)(d)	3,382	3,424
4.180% due 03/25/2044 (a)	1,897	1,899
4.250% due 05/25/2033	15,203	14,800
4.252% due 04/01/2034 (a)	7,392	7,338
4.256% due 04/25/2022 (a)	32	32
4.274% due 11/01/2027 (a)	235	240
4.398% due 01/01/2024 (a)	18	18
4.500% due 06/01/2011-05/01/2020 (d)	45,400	44,517
4.501% due 02/01/2028 (a)	17	17
4.554% due 01/01/2028 (a)	127	128
4.584% due 09/01/2035 (a)	21,942	21,857
4.682% due 07/01/2035 (a)	18,028	17,948
4.683% due 05/01/2035 (a)	17,323	17,183
4.711% due 04/01/2024 (a)	386	396
4.733% due 03/01/2035 (a)	4,000	4,097
4.749% due 04/01/2018 (a)	1,752	1,773
4.767% due 01/01/2035 (a)	28,529	28,412
4.799% due 01/01/2024 (a)	348	358
4.962% due 06/01/2022 (a)	14	14
4.997% due 12/01/2023 (a)	59	59
5.000% due 12/01/2013-10/13/2035 (d)	1,580,512	1,577,026
5.009% due 10/01/2024 (a)	556	572
5.284% due 07/01/2023 (a)	99	102
5.407% due 02/01/2028 (a)	740	761
5.482% due 09/01/2032 (a)	4,264	4,264
5.500% due 10/01/2008-06/01/2035 (d)	410,981	412,396
6.000% due 03/01/2009-05/01/2033 (d)	102,936	105,931
6.228% due 08/01/2029 (a)	1,684	1,718
6.500% due 06/01/2008-12/25/2042 (d)	36,871	38,717
6.500% due 03/25/2009-03/25/2023 (c)(d)	403	26
7.000% due 01/01/2008-01/01/2032 (d)	14,884	15,367
7.500% due 02/01/2013	12	13
8.000% due 12/25/2021-11/01/2031 (d)	6,608	7,063
8.500% due 02/01/2017-04/01/2025 (d)	347	375
8.800% due 01/25/2019	160	171
9.000% due 03/25/2021-01/01/2025 (d)	635	686
9.250% due 10/25/2018	10	11
9.500% due 03/25/2020-11/01/2025 (d)	1,507	1,655
10.000% due 10/01/2009-01/01/2025 (d)	137	148
10.500% due 07/01/2014-12/01/2024 (d)	11	13
11.000% due 11/01/2020	9	10
11.250% due 10/01/2015	11	12
11.500% due 11/01/2019-02/01/2020 (d)	11	12
11.750% due 02/01/2016	12	14
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	4	5
15.500% due 10/01/2012-12/01/2012 (d)	1	1
15.750% due 12/01/2011	7	8
16.000% due 09/01/2012-12/01/2012 (d)	3	3
256.000% due 11/01/2008 (c)	1	3

70  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
2.250% due 05/15/2006	$90	$89
4.200% due 02/05/2007 (a)	11,100	10,272
Federal Housing Administration
7.430% due 09/01/2019-11/01/2025 (d)	11,097	11,195
Freddie Mac
3.960% due 08/25/2031 (a)	11,042	11,098
3.970% due 09/25/2031 (a)	20,016	20,033
4.000% due 09/15/2015	300	294
4.000% due 01/11/2017 (a)	9	10
4.000% due 01/15/2024 (c)	5,642	646
4.218% due 11/15/2030 (a)	22	22
4.228% due 10/01/2023 (a)	272	280
4.232% due 11/01/2022 (a)	436	446
4.234% due 08/15/2032 (a)	1,405	1,397
4.240% due 11/01/2023 (a)	87	89
4.302% due 02/01/2020 (a)	553	556
4.365% due 01/01/2024 (a)	499	513
4.375% due 03/01/2017 (a)	65	66
4.500% due 06/01/2018	63	61
4.762% due 10/15/2020 (a)	108	108
4.813% due 03/15/2021 (a)	80	80
4.844% due 08/01/2035 (a)	37,438	37,324
4.846% due 06/01/2024 (a)	148	151
4.857% due 03/01/2024 (a)	19	20
4.875% due 02/01/2023 (a)	11	11
5.000% due 04/15/2016	24,156	24,161
5.026% due 10/01/2027 (a)	80	82
5.102% due 01/01/2024 (a)	199	206
5.218% due 09/01/2023 (a)	51	52
5.372% due 12/01/2022 (a)	108	110
5.500% due 12/01/2017-07/15/2034 (d)	14,394	14,557
5.532% due 07/01/2018 (a)	89	91
6.000% due 06/01/2006-01/01/2033 (d)	27,184	27,941
6.500% due 08/15/2011-07/25/2043 (d)	106,144	109,629
7.000% due 01/01/2030-04/01/2032 (d)	139	145
7.500% due 09/01/2006-07/15/2030 (d)	1,277	1,315
8.000% due 07/01/2006-12/01/2024 (d)	607	641
8.250% due 10/01/2007-01/01/2009 (d)	6	5
8.500% due 01/01/2007-11/01/2025 (d)	1,420	1,547
9.000% due 12/15/2020-08/01/2022 (d)	705	738
9.500% due 03/01/2010-09/01/2021 (d)	184	189
9.750% due 11/01/2008	72	75
10.000% due 03/01/2016-05/15/2020 (d)	89	93
10.500% due 10/01/2010-02/01/2016 (d)	5	5
10.750% due 09/01/2009-08/01/2011 (d)	27	29
11.500% due 10/01/2015-01/01/2016 (d)	9	10
11.750% due 08/01/2015	1	2
14.000% due 09/01/2012-04/01/2016 (d)	2	3
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011-12/01/2011 (d)	1	1
Government National Mortgage Association
3.500% due 07/20/2030 (a)	59	59
3.750% due 08/20/2022-07/20/2027 (a)(d)	7,788	7,890
4.000% due 01/20/2032-02/20/2032 (a)(d)	16,897	16,996
4.125% due 10/20/2023-12/20/2027 (a)(d)	5,953	6,051
4.322% due 12/16/2025 (a)	321	324
4.375% due 04/20/2016-05/20/2030 (a)(d)	13,544	13,684
4.500% due 01/20/2031-03/20/2031 (a)(d)	552	562
4.625% due 03/20/2019 (a)	50	50
6.000% due 01/15/2029-10/15/2032 (d)	470	481
6.500% due 09/15/2032-05/15/2034 (d)	106	111
7.000% due 03/15/2011-10/15/2011 (d)	33	35
7.500% due 02/15/2007-09/15/2031 (d)	461	494
8.000% due 11/15/2006-06/20/2031 (d)	4,178	4,479
8.500% due 12/15/2021-08/15/2030 (d)	165	181
9.000% due 03/15/2017-11/15/2030 (d)	623	689
9.500% due 10/15/2016-06/15/2025 (d)	32	35
9.750% due 08/15/2017	24	26
10.000% due 10/15/2013-11/15/2020 (d)	10	12
10.500% due 11/15/2019-02/15/2021 (d)	3	3
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	8	9
11.750% due 08/15/2013-08/15/2015 (d)	25	28
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	5
13.500% due 05/15/2011-11/15/2012 (d)	9	10
16.000% due 02/15/2012	9	10
Small Business Administration
7.640% due 03/10/2010	498	537

Total U.S. Government Agencies (Cost $2,912,395)		2,894,035

MORTGAGE-BACKED SECURITIES 10.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	96,272	94,671
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	355,328	350,659
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	16,577	16,971
5.522% due 10/20/2032 (a)	2,778	2,785
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	330	330
5.277% due 10/25/2032 (a)	940	939
6.083% due 10/25/2032 (a)	162	164
5.349% due 02/25/2033 (a)	6,107	6,121
5.633% due 02/25/2033 (a)	2,958	2,969
5.071% due 04/25/2033 (a)	16,197	15,913
5.446% due 04/25/2033 (a)	31,533	31,724
4.833% due 01/25/2034 (a)	28,752	28,563
4.750% due 11/25/2035 (a)	136,100	135,396
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	61,751	62,077
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	10	10
5.750% due 02/25/2033	1,914	1,921
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (a)	7,000	7,010
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	19,658	19,746
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (a)	13,484	13,484
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031	166	166
3.973% due 03/25/2032 (a)	16,199	16,224
4.160% due 03/25/2032 (a)	8,385	8,328
6.247% due 06/25/2032 (a)	1,328	1,331
5.643% due 10/25/2032 (a)	2,023	2,022
4.380% due 08/25/2033 (a)	485	488
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	130	142
5.751% due 05/25/2024 (a)	84	84
7.300% due 06/10/2032	195	211
Drexel Burnham Lambert CMO Trust
4.313% due 05/01/2016 (a)	6	6
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034 (a)	36,126	35,907
GSR Mortgage Loan Trust
6.000% due 03/25/2032	3,504	3,509
4.541% due 09/25/2035 (a)	136,600	135,097
4.548% due 09/25/2035 (a)	20,500	20,350
Imperial Savings Association
12.511% due 02/25/2018 (a)	74	74
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	24	26
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	20,504	20,432
MASTR Asset Securitization Trust
5.500% due 09/25/2033	31,383	31,128
Mellon Residential Funding Corp.
4.134% due 07/25/2029 (a)	1,983	1,997
4.008% due 06/15/2030 (a)	40,015	39,960
Merrill Lynch Mortgage Investors, Inc.
4.500% due 02/25/2035 (a)	43,047	42,377
Nationslink Funding Corp.
4.285% due 11/10/2030 (a)	648	650
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	3,067	3,074
4.230% due 02/25/2034 (a)	12,892	12,917
Prudential Home Mortgage Securities
7.500% due 09/25/2007	55	55
Prudential-Bache Trust
8.400% due 03/20/2021	478	477
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)	321	311
Ryland Acceptance Corp.
11.500% due 12/25/2016	3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	43	44
Sears Mortgage Securities
12.000% due 02/25/2014	15	15
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	15,233	15,242
SLH Mortgage Trust
9.600% due 03/25/2021	176	175
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)	1,209	1,243
4.119% due 09/19/2032 (a)	28,625	28,657
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,183	1,201
6.150% due 07/25/2032 (a)	1,219	1,218
4.120% due 01/25/2033 (a)	754	757
4.000% due 12/25/2034 (a)	5,143	5,146
3.930% due 08/25/2035 (a)	39,843	39,867
Torrens Trust
4.028% due 07/15/2031 (a)	1,430	1,430
Vendee Mortgage Trust
6.500% due 05/15/2029	42,359	43,774
Washington Mutual Mortgage Securities Corp.
5.448% due 07/25/2032 (a)	882	881

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  71

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
4.816% due 10/25/2032 (a)	$155	$155
5.073% due 02/25/2033 (a)	3,088	3,132
5.375% due 02/25/2033 (a)	701	700
4.007% due 02/27/2034 (a)	18,450	18,260
4.170% due 11/25/2035 (a)	17,200	17,203
4.265% due 06/25/2042 (a)	25,154	25,400
4.137% due 08/25/2042 (a)	18,332	18,336

Total Mortgage-Backed Securities (Cost $1,403,298)		1,391,635

ASSET-BACKED SECURITIES 8.9%

AAA Trust
3.930% due 11/26/2035 (a)	45,444	45,450
Accredited Mortgage Loan Trust
3.741% due 07/25/2035 (a)	7,555	7,558
ACE Securities Corp.
3.948% due 10/25/2035 (a)	132,238	132,300
Aegis Asset-Backed Securities Trust
3.950% due 03/25/2035 (a)	10,849	10,858
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	744	737
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	34,700	34,738
Asset-Backed Securities Corp. Home Equity Loan Trust
4.028% due 06/15/2031 (a)	7	7
3.990% due 09/25/2034 (a)	1,873	1,874
3.930% due 07/25/2035 (a)	19,831	19,844
Bear Stearns Asset-Backed Securities, Inc.
4.030% due 09/25/2034 (a)	18,115	18,138
4.280% due 03/25/2043 (a)	15,211	15,242
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)	21,786	21,800
3.910% due 06/25/2035 (a)	12,399	12,406
Chase Funding Mortgage Loan Asset-Backed Certificates
3.961% due 11/25/2031 (a)	7,305	7,320
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	4,657	4,667
Citibank Credit Card Issuance Trust
3.867% due 02/07/2008 (a)	6,500	6,501
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)	14,592	14,603
3.850% due 09/25/2035 (a)	46,700	46,700
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)	385	385
Community Program Loan Trust
4.500% due 10/01/2018	7,248	7,181
Countrywide Asset-Backed Certificates
4.140% due 03/25/2034 (a)	11,375	11,382
3.761% due 03/25/2035 (a)	17,500	17,508
3.920% due 08/25/2035 (a)	12,125	12,134
3.910% due 10/25/2035 (a)	106,850	106,920
3.938% due 01/25/2036 (a)	38,084	38,078
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)	768	769
EQCC Home Equity Loan Trust
4.088% due 10/15/2027 (a)	31	31
Equity One ABS, Inc.
4.110% due 11/25/2032 (a)	11,217	11,243
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)	14,731	14,743
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	46,779	46,811
First NLC Trust
3.940% due 09/25/2035 (a)	26,342	26,358
First USA Credit Card Master Trust
3.868% due 01/12/2009 (a)	12,895	12,915
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	3,901	3,905
3.940% due 06/25/2035 (a)	6,933	6,935
GRMT II LLC
3.510% due 06/20/2032 (a)	8	8
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)	20,473	20,547
Honda Auto Receivables Owner Trust
4.490% due 09/17/2007	10,140	10,149
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	2,674	2,679
4.146% due 02/21/2033 (a)	22,219	22,277
Impac CMB Trust
4.080% due 04/25/2034 (a)	24,433	24,408
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)	5,953	5,958
Irwin Home Equity Loan Trust
4.205% due 06/25/2021 (a)	16	16
IXIS Real Estate Capital Trust
3.910% due 09/25/2035 (a)	32,079	32,089
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)	47,013	47,041
Mastr Asset-Backed Securities Trust
3.831% due 09/25/2034 (a)	8,462	8,468
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	1,136	1,137
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)	73	74
Nelnet Student Loan Trust
3.680% due 01/25/2016 (a)	5,734	5,739
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	64,523	64,562
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (a)	12	12
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)	60,820	60,861
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	40,669	40,697
3.950% due 01/25/2036 (a)	1,989	1,991
Quest Trust
4.130% due 10/25/2035 (a)	23,555	23,555
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)	1,634	1,641
Residential Asset Mortgage Products, Inc.
3.960% due 06/25/2027 (a)	8,652	8,661
Residential Asset Securities Corp.
3.871% due 06/25/2031 (a)	12	12
SLM Student Loan Trust
3.630% due 04/26/2010 (a)	19,586	19,592
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)	12,902	12,908
3.951% due 11/25/2035 (a)	67,480	67,491
Terwin Mortgage Trust
3.620% due 09/25/2034 (a)	354	354
WMC Mortgage Loan
4.108% due 05/15/2030 (a)	620	620

Total Asset-Backed Securities (Cost $1,200,575)		1,201,588

SOVEREIGN ISSUES 1.1%

Republic of Brazil
4.250% due 04/15/2006 (a)	14,464	14,491
4.313% due 04/15/2009 (a)	31,202	31,046
4.313% due 04/15/2012 (a)	8,071	7,960
8.000% due 01/15/2018	32,600	34,605
Republic of Panama
8.250% due 04/22/2008	5,100	5,527
9.375% due 07/23/2012	480	583
Republic of Peru
9.125% due 02/21/2012	1,150	1,386
Russian Federation
10.000% due 06/26/2007	19,800	21,596
8.250% due 03/31/2010	24,800	26,920
United Mexican States
4.625% due 10/08/2008	380	379
6.375% due 01/16/2013	140	149

Total Sovereign Issues (Cost $141,502)		144,642

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.2%

Republic of France
5.000% due 01/12/2006	EC10,000	$12,106
Republic of Germany
2.750% due 12/16/2005	10,000	12,033

Total Foreign Currency-Denominated Issues (Cost $24,201)		24,139

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006	15,120	94

Total Purchased Put Options (Cost $144)		94

	Shares
PREFERRED SECURITY 0.8%
DG Funding Trust
3.360% due 12/29/2049 (a)	9,632	103,123

Total Preferred Security (Cost $101,505)		103,123

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	206,300	11,359
Home Ownership Funding
13.331% due 12/31/2049 (a)	8,625	2,613

Total Preferred Stock (Cost $16,314)		13,972

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 54.4%

Certificates of Deposit 3.3%
BNP Paribas Finance
3.675% due 11/07/2005	$55,000	55,000
Citibank New York N.A.
3.590% due 10/25/2005	44,700	44,700
3.770% due 11/22/2005	58,000	58,000
3.815% due 11/30/2005	38,000	38,000
Dexia Bank New York N.A.
3.510% due 10/12/2005	33,000	33,000
3.600% due 10/25/2005	37,000	37,000
Unicredito Italiano SpA NY
3.582% due 10/24/2005	29,500	29,500
3.615% due 10/28/2005	70,000	70,000
3.757% due 11/18/2005	82,000	82,000

		447,200

Commercial Paper 40.4%

ABN AMRO North America
3.440% due 10/11/2005	58,700	58,655
3.570% due 10/28/2005	35,000	34,913
Anz Delaware, Inc.
3.450% due 10/06/2005	95,700	95,672
3.560% due 10/27/2005	150,000	149,644
Anz National International Ltd.
3.510% due 10/14/2005	5,400	5,394
3.680% due 11/14/2005	38,200	38,036
Bank of America Corp.
3.730% due 11/21/2005	200,000	198,985
3.760% due 11/29/2005	59,600	59,245
3.730% due 12/07/2005	75,800	75,246

72  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Bank of Ireland
3.470% due 10/11/2005		$25,700	$25,680
3.360% due 10/18/2005		150,000	149,790
3.520% due 10/19/2005		80,000	79,875
3.520% due 10/20/2005		80,000	79,867
Barclays U.S. Funding Corp.
3.710% due 11/16/2005		100	100
3.770% due 11/16/2005		4,000	3,982
BNP Paribas Finance
3.465% due 10/11/2005		25,000	24,981
3.365% due 10/17/2005		30,000	29,961
3.520% due 10/19/2005		50,000	49,922
3.590% due 11/21/2005		75,000	74,634
3.770% due 12/19/2005		10,600	10,508
Caisse d’Amortissement de la Dette Sociale
3.620% due 11/01/2005		100,000	99,708
3.620% due 11/04/2005		50,000	49,839
Carolina Power & Light Co.
3.670% due 10/11/2005		5,700	5,695
CBA (de) Finance
3.660% due 10/12/2005		700	699
3.720% due 11/21/2005		36,900	36,713
3.860% due 12/20/2005		700	694
Cox Communications, Inc.
4.068% due 01/17/2006		18,050	18,045
Danske Corp.
3.455% due 10/07/2005		84,700	84,667
3.460% due 10/07/2005		81,000	80,969
3.510% due 10/19/2005		89,400	89,261
3.690% due 11/14/2005		79,400	79,058
3.700% due 11/16/2005		5,500	5,475
3.710% due 11/16/2005		11,675	11,622
3.780% due 12/23/2005		7,700	7,630
3.900% due 12/27/2005		300	297
Dexia Delaware LLC
3.500% due 10/14/2005		26,600	26,572
3.650% due 10/25/2005		200	200
3.670% due 11/14/2005		100,000	99,572
3.730% due 11/23/2005		89,000	88,530
3.740% due 11/28/2005		50,000	49,709
3.760% due 12/16/2005		50,000	49,583
DnB NORBank ASA
3.455% due 10/06/2005		20,100	20,094
3.800% due 11/14/2005		700	697
3.820% due 11/17/2005		300	299
Fannie Mae
3.189% due 10/05/2005		147,000	146,972
3.371% due 10/05/2005		2,000	2,000
3.373% due 10/05/2005		19,000	18,996
3.413% due 10/12/2005		160,988	160,850
3.415% due 10/12/2005		15,800	15,786
3.425% due 10/12/2005		19,500	19,483
3.344% due 10/19/2005		40,778	40,714
3.479% due 10/26/2005		37,500	37,416
3.482% due 10/26/2005		100,400	100,173
3.630% due 11/10/2005		4,848	4,829
3.645% due 11/23/2005		16,247	16,163
3.994% due 03/29/2006		300	294
Federal Home Loan Bank
3.380% due 10/11/2005		25,100	25,081
3.465% due 10/21/2005		31,300	31,246
3.595% due 11/09/2005		24,900	24,808
3.595% due 11/14/2005		4,350	4,332
3.680% due 11/25/2005		145,300	144,513
ForeningsSparbanken AB
3.910% due 12/22/2005		10,500	10,405
Freddie Mac
3.358% due 10/11/2005		287	287
3.636% due 12/12/2005		433	430
3.965% due 03/28/2006		40,000	39,197
HBOS Treasury Services PLC
3.465% due 10/11/2005		92,200	92,129
3.470% due 10/12/2005		52,200	52,155
3.550% due 10/25/2005		84,000	83,818
3.565% due 10/26/2005		50,000	49,886
3.585% due 10/27/2005		80,000	79,809
3.755% due 11/28/2005		41,100	40,860
3.750% due 12/01/2005		500	497
ING U.S. Funding LLC
3.750% due 11/28/2005		1,000	994
Nordea North America, Inc.
3.525% due 10/20/2005		22,000	21,963
3.570% due 10/27/2005		20,000	19,952
3.575% due 10/28/2005		13,600	13,566
3.615% due 11/03/2005		150,000	149,533
3.715% due 11/21/2005		100,000	99,494
3.610% due 11/22/2005		39,800	39,600
Rabobank USA Financial Corp.
3.630% due 11/08/2005		75,000	74,728
3.580% due 11/21/2005		83,000	82,596
San Paolo U.S. Holding Company, Inc.
3.710% due 11/22/2005		100,000	99,485
3.855% due 12/23/2005		100,000	99,087
Skandinaviska Enskilda Banken AB
3.520% due 10/19/2005		57,000	56,911
3.910% due 12/08/2005		600	596
3.850% due 12/22/2005		1,500	1,486
Societe Generale N.A.
3.690% due 11/15/2005		7,300	7,268
3.790% due 12/23/2005		200,000	198,174
Spintab AB
3.470% due 10/11/2005		50,000	49,961
3.520% due 10/20/2005		92,300	92,147
3.775% due 12/12/2005		1,100	1,091
Statens Bostadsfin Bank
3.525% due 11/08/2005		78,800	78,522
Svenska Handelsbanken, Inc.
3.480% due 10/13/2005		100,000	99,903
3.635% due 11/08/2005		68,000	67,753
Swedbank, Inc.
3.730% due 10/17/2005		13,285	13,266
3.740% due 10/25/2005		1,000	998
UBS Finance Delaware LLC
3.860% due 10/03/2005		192,600	192,600
3.740% due 10/24/2005		1,700	1,696
3.765% due 12/13/2005		61,600	61,108
Unicredit Delaware
3.540% due 10/24/2005		78,200	78,038
Westpac Capital Corp.
3.455% due 10/11/2005		70,000	69,946
3.490% due 10/12/2005		29,600	29,574
3.730% due 12/09/2005		6,600	6,550
Westpac Trust Securities NZ Ltd.
3.550% due 10/24/2005		100,000	99,793
3.750% due 11/28/2005		22,000	21,872
3.780% due 12/23/2005		100,000	99,087

			5,423,185

Repurchase Agreements 5.2%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $194,974. Repurchase proceeds are $190,051.)		190,000	190,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $12,739. Repurchase proceeds are $12,489.)		12,485	12,485
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2018-02/15/2020 valued at $509,408. Repurchase proceeds are $500,135.)		500,000	500,000

			702,485

French Treasury Bills 1.5%
1.472% due 10/13/2005-01/05/2006 (d)	EC	168,600	202,271

German Treasury Bills 2.4%
2.016% due 01/18/2006-02/15/2006 (d)		264,900	316,240

Spanish Treasury Bills 0.5%
2.031% due 12/23/2005		61,000	72,980

U.K. Treasury Bills 0.7%
1.175% due 11/30/2005-12/15/2005 (d)		82,400	98,654

U.S. Treasury Bills 0.4%
3.434% due 12/01/2005-12/15/2005 (d)(f)		$51,415	51,028

Total Short-Term Instruments (Cost $7,326,945)			7,314,043

Total Investments (e) 102.6% (Cost $13,855,808)			$13,793,857

Written Options (h) (0.0%) (Premiums $2,782)			(3,243)

Other Assets and Liabilities (Net) (2.6%)			(350,253)

Net Assets 100.0%			$13,440,361

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $652,540 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $48,797 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	23,922	$(29,406)
Eurodollar June Futures	Long	06/2006	20,182	(14,552)
Eurodollar September Futures	Long	09/2006	2,638	(2,418)
U. S. Treasury 5-Year Note Futures	Long	12/2005	3	(2)

				$(46,378)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  73

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	181,700	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	23,900	(104)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	(2)

							$(106)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	14,400	$7
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006		$200	3
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006		9,300	102
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		5,000	(4)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007		20,000	771
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		8,900	388
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		8,000	355
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007		1,500	49
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		4,700	(9)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006		8,600	123
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006		2,000	29
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006		6,000	109
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		2,800	(4)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007		25,000	116
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		9,500	53
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	218
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,000	12
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		12,000	176
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007		3,200	34
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007		12,000	9
J.P. Morgan Chase & Co.	General Motors Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006		1,800	(4)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006		25,000	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		10,000	147
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006		8,700	144
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007		50,000	222
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		40,300	217
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006		3,200	39
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007		25,000	113
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	68
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008		2,000	58
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.110%)	10/20/2010		8,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		1,800	(3)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007		5,000	113
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,200	13
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008		5,000	189
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006		6,000	90
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006		10,900	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006		10,000	174
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006		3,000	44
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		1,500	33
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	218
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007		5,000	114

							$4,700

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

74  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	1,785	$282	$83
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	207	27	16
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	2,940	429	92
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	414	89	71
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	845	222	515
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	2,512	672	1,138
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	427	85	67
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	427	79	93
Put - CME Eurodollar December Futures	95.250	12/18/2006	1,242	632	885

				$2,517	$2,960

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	55,700	$265	$283

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,555	10/2005	$232	$0	$232
Buy	CP	4,688,096	02/2006	194	0	194
Buy	EC	60,359	10/2005	0	(1,422)	(1,422)
Sell		571,915	10/2005	22,509	0	22,509
Buy		14,873	11/2005	27	0	27
Sell		110,500	11/2005	2,566	0	2,566
Buy	JY	11,893,468	10/2005	0	(1,986)	(1,986)
Buy	KW	6,649,500	01/2006	0	(139)	(139)
Buy		3,621,900	02/2006	0	(76)	(76)
Buy		4,012,000	03/2006	0	(69)	(69)
Buy	MP	33,525	02/2006	46	0	46
Buy		38,152	03/2006	25	0	25
Buy	PN	10,696	02/2006	0	(93)	(93)
Buy		11,883	03/2006	0	(60)	(60)
Buy	PZ	11,309	02/2006	36	0	36
Buy		11,547	03/2006	0	(35)	(35)
Buy	RP	233,359	03/2006	3	0	3
Buy	RR	87,616	01/2006	41	0	41
Buy		88,672	02/2006	13	0	13
Buy		103,948	03/2006	0	(14)	(14)
Buy	S$	5,190	01/2006	0	(79)	(79)
Buy		5,288	02/2006	0	(53)	(53)
Buy		5,806	03/2006	0	(28)	(28)
Buy	SV	215,454	03/2006	0	(118)	(118)
Buy	T$	103,010	02/2006	0	(105)	(105)
Buy		113,242	03/2006	0	(12)	(12)

				$25,692	$(4,289)	$21,403

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  75

Schedule of Investments

Money Market Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.3%

Commercial Paper 87.6%

Anz National International Ltd.
3.830% due 12/21/2005	$15,600	$15,469
ASB Bank Ltd.
3.460% due 10/11/2005	15,900	15,888
Bank of America N.A.
3.730% due 11/21/2005	10,200	10,148
Bank of Ireland
3.470% due 10/11/2005	3,500	3,497
Barclays U.S. Funding Corp.
3.655% due 11/28/2005	10,000	9,943
3.830% due 12/27/2005	7,200	7,135
BNP Paribas Finance
3.365% due 10/17/2005	10,000	9,987
3.870% due 10/03/2005	9,000	9,000
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006	6,800	6,682
DnB NORBank ASA
3.455% due 10/06/2005	14,400	14,396
Fannie Mae
3.670% due 01/04/2006	22,800	22,584
3.675% due 03/01/2006	5,500	5,416
3.845% due 02/08/2006	10,900	10,751
Federal Home Loan Bank
3.150% due 10/12/2005	25,000	24,980
ForeningsSparbanken AB
3.910% due 12/22/2005	10,500	10,409
Fortis Funding LLC
3.965% due 01/30/2006	18,500	18,258
Freddie Mac
3.238% due 11/01/2005	8,000	7,979
3.776% due 01/31/2006	17,000	16,786
3.845% due 03/21/2006	9,500	9,328
General Electric Capital Corp.
3.550% due 10/20/2005	15,000	14,975
San Paolo U.S. Holding Company, Inc.
3.860% due 12/23/2005	14,200	14,077
Spintab AB
3.775% due 12/12/2005	7,800	7,743
Statens Bostadsfin Bank
3.930% due 03/22/2006	10,000	9,814
Toronto Dominion Holdings USA, Inc.
3.795% due 12/27/2005	11,600	11,496
TotalFinaElf Capital S.A.
3.780% due 10/07/2005	18,600	18,592
UBS Finance Delaware LLC
3.860% due 10/03/2005	18,600	18,600
Westpac Capital Corp.
3.900% due 12/23/2005	11,500	11,399
Westpac Trust Securities NZ Ltd. London
3.830% due 12/20/2005	3,300	3,273

		338,605

Repurchase Agreements 12.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Note 4.875% due 02/15/2012 valued at $48,744. Repurchase proceeds are $47,713.)	47,700	47,700
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $963. Repurchase proceeds are $943.)	943	943

		48,643

U.S. Treasury Bill 0.1%
3.360% due 12/15/2005	260	258

Total Short-Term Instruments (Cost $387,506)		387,506

Total Investments 100.3% (Cost $387,506)		$387,506
Other Assets and Liabilities (Net) (0.3%)		(980)

Net Assets 100.0%		$386,526

76  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Short-Term Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.7%

Banking & Finance 4.8%
Associates Corp. of North America
6.260% due 02/15/2006	$830	$836
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (m)	3,900	3,949
CIT Group, Inc.
4.063% due 11/23/2007 (a)	75	75
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,201
Ford Motor Credit Co.
6.875% due 02/01/2006	19,585	19,667
4.050% due 03/13/2007 (a)	708	663
4.870% due 03/21/2007 (a)	1,000	987
4.830% due 09/28/2007 (a)	2,000	1,950
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	70	70
6.500% due 12/05/2005	4,000	4,007
4.677% due 05/18/2006 (a)	25	25
6.125% due 09/15/2006	3,332	3,343
5.050% due 01/16/2007 (a)	7,422	7,297
4.670% due 03/20/2007 (a)	4,450	4,358
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	42,010	42,045
4.300% due 06/28/2010 (a)	5,260	5,279
GP Canada Finance Co.
7.200% due 12/15/2006	200	205
Household Finance Corp.
6.700% due 11/13/2005	10,500	10,529
HSBC Finance Corp.
3.800% due 05/10/2007 (a)	8,380	8,384
4.000% due 09/15/2008 (a)	7,950	7,957
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	6,900	6,901
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	22,000	22,000
NiSource Finance Corp.
7.625% due 11/15/2005	21,515	21,595
Premium Asset Trust
3.847% due 10/06/2005 (a)	500	500
Riggs Capital Trust
8.625% due 12/31/2026	1,500	1,626
8.625% due 12/31/2026	8,600	9,324
SLM Corp.
3.770% due 01/25/2007 (a)	870	871
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006	445	456
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	3,000	3,012

		194,862

Industrials 5.9%

Airgas, Inc.
9.125% due 10/01/2011	900	972
AmeriGas Partners LP
10.000% due 04/15/2006	8,210	8,415
Ball Corp.
7.750% due 08/01/2006	4,408	4,507
Caesars Entertainment, Inc.
7.875% due 12/15/2005	6,434	6,490
8.500% due 11/15/2006	3,500	3,637
Columbia Energy Group
6.800% due 11/28/2005	7,009	7,035
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	1,795	1,807
DaimlerChrysler NA Holding Corp.
6.400% due 05/15/2006	5,135	5,191
4.430% due 05/24/2006 (a)	5,000	5,015
4.747% due 08/08/2006 (a)	400	403
4.314% due 09/10/2007 (a)	22,000	22,064
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,038
Donohue Forest Products
7.625% due 05/15/2007	5,250	5,460
Electronic Data Systems Corp.
6.334% due 08/17/2006	3,500	3,544
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,216
Fort James Corp.
6.875% due 09/15/2007	13,090	13,548
Georgia-Pacific Corp.
7.500% due 05/15/2006	4,930	5,010
7.375% due 07/15/2008	2,600	2,737
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	9,461	9,544
HCA, Inc.
7.125% due 06/01/2006	7,660	7,797
7.250% due 05/20/2008	650	676
5.250% due 11/06/2008	5,350	5,283
HJ Heinz Co.
6.189% due 12/01/2005 (a)	1,500	1,504
Host Marriott LP
9.250% due 10/01/2007	100	106
ITT Corp.
6.750% due 11/15/2005	9,300	9,358
JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,184
La Quinta Corp.
7.000% due 08/15/2007	2,000	2,038
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,012
MCI, Inc.
6.908% due 05/01/2007	462	467
7.688% due 05/01/2009	7,762	8,072
8.735% due 05/01/2014	396	443
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,200	2,250
6.750% due 08/01/2007	3,530	3,609
News America Holdings
7.430% due 10/01/2026	18,500	20,923
Safeway, Inc.
6.150% due 03/01/2006	11,896	11,944
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,385
6.875% due 02/15/2006	4,925	4,963
Time Warner, Inc.
8.110% due 08/15/2006	4,464	4,592
Tyco International Group S.A.
6.375% due 02/15/2006	11,544	11,622
United Airlines, Inc.
4.090% due 03/02/2049 (a)(b)	7,573	7,583
Yum! Brands, Inc.
8.500% due 04/15/2006	9,810	10,012

		235,456

Utilities 3.0%

British Telecom PLC
7.875% due 12/15/2005	18,430	18,556
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)	3,000	3,005
4.300% due 09/28/2007 (a)	11,000	11,003
Duke Energy Corp.
4.240% due 12/08/2005 (a)	1,200	1,200
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,414
GPU, Inc.
7.700% due 12/01/2005	5,680	5,709
NiSource, Inc.
3.628% due 11/01/2006	2,700	2,671
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,241
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,488
PSEG Energy Holdings LLC
7.750% due 04/16/2007	4,600	4,727
PSEG Power LLC
6.875% due 04/15/2006	9,859	9,978
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	3,800	3,801
Southern California Edison Co.
3.870% due 01/13/2006 (a)	2,500	2,502
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	1,300	1,313
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	7,500	7,504
Virginia Electric & Power Co.
5.750% due 03/31/2006	8,245	8,297
5.375% due 02/01/2007	385	388
Williams Cos., Inc.
6.375% due 10/01/2010	6,100	6,085

		118,882

Total Corporate Bonds & Notes (Cost $ 549,845)		549,200

U.S. GOVERNMENT AGENCIES 19.7%

Fannie Mae
2.500% due 06/28/2006 (a)	500	494
2.810% due 09/28/2006	4,000	3,938
3.386% due 10/03/2005 (a)	85,900	85,900
3.500% due 04/25/2017	3,694	3,667
3.636% due 07/01/2034 (a)	136	135
3.651% due 09/07/2006 (a)	105,200	105,178
3.697% due 10/21/2005 (a)	87,600	87,599
3.715% due 05/22/2006 (a)	20,900	20,895
3.793% due 06/01/2034 (a)	87	87
3.795% due 09/21/2006 (a)	15,000	14,995
3.799% due 09/22/2006 (a)	38,400	38,391
3.870% due 07/25/2035 (a)	3,918	3,920
3.920% due 02/01/2018 (a)	40	40
3.926% due 05/01/2021-04/01/2029 (a)(e)	495	498
3.980% due 08/25/2034 (a)	5,777	5,773
4.030% due 11/26/2032 (a)	2,981	2,981
4.055% due 11/01/2025 (a)	31	32
4.164% due 05/01/2036 (a)	24,687	24,971
4.280% due 10/25/2030 (a)	15	15
4.375% due 10/01/2023 (a)	39	41
4.388% due 05/01/2036 (a)	447	453
4.430% due 10/25/2017 (a)	627	634
4.775% due 07/01/2029 (a)	502	510
4.833% due 08/01/2029 (a)	4,146	4,292
5.470% due 08/01/2026 (a)	49	50
5.486% due 01/01/2032 (a)	1,916	1,930
5.500% due 09/01/2034-10/13/2035 (e)	20,900	20,897
5.540% due 12/01/2040 (a)	1,526	1,572
6.000% due 02/25/2008	19	19
6.375% due 10/23/2033 (a)	20,000	20,190
6.500% due 10/25/2023 (c)	96	9
6.500% due 05/01/2021-10/25/2042 (e)	2,169	2,189
7.000% due 03/01/2013	85	89
9.010% due 06/25/2032 (a)	1,488	1,570
Federal Home Loan Bank
3.615% due 10/03/2005 (a)	35,000	35,000
3.714% due 06/12/2006 (a)	135,400	135,377
3.730% due 06/13/2006 (a)	33,700	33,692
Federal Housing Administration
7.350% due 04/01/2019	488	489
7.430% due 09/01/2022	97	98
7.435% due 02/01/2019	315	318

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  77

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Freddie Mac
3.000% due 11/15/2017	$265	$264
3.510% due 10/07/2005 (a)	25,850	25,849
3.702% due 11/07/2005 (a)	5,000	4,999
4.000% due 09/22/2009	8,500	8,288
4.065% due 10/25/2044 (a)	19,933	20,002
4.137% due 07/25/2044 (a)	35,033	35,237
4.168% due 06/15/2031 (a)	808	811
4.750% due 08/01/2017 (a)	182	183
6.500% due 08/15/2008-07/25/2043 (e)	5,342	5,434
Government National Mortgage Association
3.500% due 08/20/2029-09/20/2029 (a)(e)	7,451	7,515
3.750% due 07/20/2022-09/20/2027 (a)(e)	1,149	1,165
4.000% due 02/20/2032 (a)	2,433	2,447
4.125% due 10/20/2017-10/20/2027 (a)(e)	1,908	1,943
4.250% due 03/20/2029-03/20/2030 (a)(e)	2,419	2,455
4.272% due 02/16/2030 (a)	114	115
4.375% due 05/20/2021-05/20/2030 (a)(e)	12,015	12,127
4.625% due 02/20/2019 (a)	43	43
6.000% due 01/15/2032-03/15/2032 (e)	3,036	3,111
7.500% due 02/20/2030	336	350
8.000% due 12/15/2030-03/15/2032 (e)	366	392
8.500% due 06/20/2027	323	350
Small Business Administration
7.540% due 08/10/2009	276	296

Total U.S. Government Agencies (Cost $793,065)		792,304

U.S. TREASURY OBLIGATIONS 3.6%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (h)	123	127
3.625% due 01/15/2008	44,164	46,762
3.875% due 01/15/2009	7,529	8,170
3.500% due 01/15/2011	449	495
U.S. Treasury Notes
2.250% due 04/30/2006	10,000	9,905
3.625% due 04/30/2007	1,000	992
3.375% due 12/15/2008	16,500	16,101
4.000% due 03/15/2010	6,300	6,246
3.875% due 09/15/2010	32,340	31,893
4.125% due 05/15/2015	24,100	23,692

Total U.S. Treasury Obligations (Cost $145,202)		144,383

MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	4,373	4,300
Banc of America Large Loan
3.968% due 11/15/2015 (a)	2,551	2,553
Bank of America Mortgage Securities, Inc.
6.578% due 07/25/2032 (a)	571	576
5.522% due 10/20/2032 (a)	2,784	2,791
6.500% due 09/25/2033	2,057	2,075
Bear Stearns Adjustable Rate Mortgage Trust
5.277% due 10/25/2032 (a)	249	249
4.110% due 02/25/2034 (a)	3,261	3,263
4.750% due 11/25/2035 (a)	42,500	42,280
Commercial Mortgage Pass-Through Certificates
3.948% due 03/15/2020 (a)	4,690	4,692
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	453	452
4.170% due 06/25/2035 (a)	21,645	21,716
Countrywide Home Loans, Inc.
5.989% due 07/19/2031 (a)	22	22
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	244	244
4.220% due 05/25/2032 (a)	530	530
4.380% due 08/25/2033 (a)	9,118	9,168
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	1,538	1,537
4.118% due 11/15/2031 (a)	1,325	1,331
4.068% due 08/15/2032 (a)	19,926	19,937
Greenwich Capital Acceptance, Inc.
5.678% due 06/25/2024 (a)	44	44
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	13,200	13,055
GSRPM Mortgage Loan Trust
4.230% due 11/25/2031 (a)	8,034	8,049
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (a)	5,609	5,603
Indymac Adjustable Rate Mortgage Trust
4.997% due 01/25/2032 (a)	14	14
6.593% due 01/25/2032 (a)	28	28
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,990	1,974
MASTR Seasoned Securities Trust
6.200% due 09/25/2017 (a)	1,065	1,082
Mellon Residential Funding Corp.
4.286% due 10/20/2029 (a)	8,017	8,040
4.208% due 12/15/2030 (a)	6,154	6,163
Nomura Asset Securities Corp.
7.120% due 04/13/2039	25,697	26,022
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	507	515
SACO I, Inc.
4.020% due 07/25/2019 (a)	670	671
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	232,611	1,783
Sequoia Mortgage Trust
4.176% due 10/20/2027 (a)	7,858	7,874
4.136% due 06/20/2032 (a)	371	372
4.146% due 07/20/2033 (a)	11,205	11,223
Structured Adjustable Rate Mortgage Loan Trust
3.950% due 01/25/2035 (a)	1,135	1,136
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	440	441
4.139% due 03/19/2034 (a)	5,485	5,491
Structured Asset Securities Corp.
6.097% due 02/25/2032 (a)	738	741
4.330% due 07/25/2032 (a)	390	390
6.150% due 07/25/2032 (a)	1,990	1,989
4.120% due 01/25/2033 (a)	1,478	1,483
4.000% due 12/25/2034 (a)	535	536
3.950% due 03/25/2035 (a)	3,389	3,392
Vendee Mortgage Trust
6.500% due 05/15/2025	14	14
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	12,669	12,667
4.150% due 12/25/2027 (a)	6,482	6,491
5.131% due 10/25/2032 (a)	2,310	2,312
5.375% due 02/25/2033 (a)	1,184	1,182
4.265% due 06/25/2042 (a)	7,882	7,959
4.137% due 08/25/2042 (a)	7,261	7,263
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)	12,068	11,853

Total Mortgage-Backed Securities (Cost $276,072)		275,568

ASSET-BACKED SECURITIES 6.6%
AAA Trust
3.930% due 11/26/2035 (a)	40,719	40,725
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	5,027	5,030
ACE Securities Corp.
3.960% due 03/25/2035 (a)	9,747	9,755
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)	139	139
4.240% due 03/25/2033 (a)	239	239
4.310% due 02/25/2034 (a)	664	664
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (a)	1,309	1,312
4.120% due 07/25/2032 (a)	13	13
4.180% due 08/25/2032 (a)	138	139
Argent Securities, Inc.
4.280% due 09/25/2033 (a)	834	838
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)	1,419	1,423
4.080% due 06/25/2035 (a)	2,836	2,840
4.280% due 03/25/2043 (a)	3,682	3,690
4.030% due 06/15/2043 (a)	97	97
Brazos Student Finance Corp.
4.238% due 06/01/2023 (a)	4,840	4,884
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)	2,603	2,605
3.910% due 06/25/2035 (a)	4,852	4,854
CDC Mortgage Capital Trust
4.180% due 10/25/2033 (a)	62	62
Centex Home Equity Co. LLC
4.090% due 04/25/2032 (a)	435	436
4.130% due 09/25/2033 (a)	321	322
3.920% due 06/25/2035 (a)	7,229	7,234
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)	616	617
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	124	124
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)	3,216	3,218
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	188	188
3.980% due 10/25/2023 (a)	123	123
3.980% due 01/25/2024 (a)	3,174	3,176
4.070% due 12/25/2031 (a)	125	126
4.200% due 05/25/2032 (a)	171	171
3.910% due 06/25/2035 (a)	15,856	15,866
3.950% due 06/25/2035 (a)	984	984
3.970% due 06/25/2035 (a)	130	130
3.980% due 06/25/2035 (a)	6,135	6,138
3.920% due 08/25/2035 (a)	2,687	2,689
3.910% due 10/25/2035 (a)	6,084	6,088
Delta Funding Home Equity Loan Trust
4.178% due 09/15/2029 (a)	86	86
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	121	121
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)	7,085	7,101
FBR Securitization Trust
3.950% due 09/25/2035 (a)	11,700	11,711
4.010% due 09/25/2035 (a)	6,800	6,806
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)	2,312	2,314
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	7,454	7,459
2.820% due 03/25/2034 (a)	3,769	3,775
First NLC Trust
3.940% due 09/25/2035 (a)	3,878	3,880
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	300	300
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	303	303
3.930% due 06/25/2035 (a)	1,045	1,046
GMAC Mortgage Corp. Loan Trust
4.079% due 06/18/2027 (a)	185	185
GSAMP Trust
4.150% due 07/25/2032 (a)	14	14
4.120% due 03/25/2034 (a)	219	219

78  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		$1,290	$1,291
Home Equity Asset Trust
4.290% due 05/25/2033 (a)		456	457
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)		8,215	8,221
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		502	503
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)		1,059	1,059
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		1,062	1,063
4.100% due 07/25/2032 (a)		1,108	1,110
Long Beach Mortgage Loan Trust
4.180% due 03/25/2032 (a)		117	119
4.150% due 06/25/2033 (a)		447	447
4.030% due 11/25/2034 (a)		6,214	6,223
3.940% due 06/25/2035 (a)		821	821
3.950% due 09/25/2035 (a)		5,891	5,895
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		1,524	1,531
3.920% due 12/25/2035 (a)		727	728
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.170% due 08/25/2033 (a)		3,193	3,198
3.980% due 11/25/2034 (a)		2,849	2,851
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		15	15
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)		10,998	11,000
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (a)		796	796
Option One Mortgage Loan Trust
4.100% due 06/25/2032 (a)		99	99
4.100% due 08/25/2032 (a)		840	841
Quest Trust
4.390% due 06/25/2034 (a)		4,709	4,720
Renaissance Home Equity Loan Trust
4.270% due 08/25/2033 (a)		2,377	2,386
4.330% due 12/25/2033 (a)		360	362
3.990% due 11/25/2035 (a)		6,900	6,908
Residential Asset Mortgage Products, Inc.
3.970% due 09/25/2025 (a)		379	379
3.970% due 05/25/2026 (a)		1,542	1,543
4.110% due 06/25/2032 (a)		39	39
4.170% due 11/25/2033 (a)		7,240	7,244
4.160% due 12/25/2033 (a)		4,720	4,734
Residential Asset Securities Corp.
3.940% due 09/25/2022 (a)		2,719	2,720
4.130% due 01/25/2034 (a)		1,388	1,392
Salomon Brothers Mortgage Securities VII, Inc.
4.130% due 03/25/2032 (a)		410	411
Saxon Asset Securities Trust
4.230% due 12/25/2032 (a)		90	90
4.130% due 06/25/2033 (a)		113	113
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)		3,900	3,904
6.450% due 11/17/2009		682	683
SLM Student Loan Trust
3.630% due 07/27/2009 (a)		290	290
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (a)		624	624
Structured Asset Investment Loan Trust
4.030% due 02/25/2034 (a)		5,416	5,421
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		284	285
WFS Financial Owner Trust
1.510% due 07/20/2007		563	563

Total Asset-Backed Securities (Cost $265,080)			265,338

SOVEREIGN ISSUES 2.0%
Republic of Brazil
4.250% due 04/15/2006 (a)		17,350	17,382
10.000% due 01/16/2007		2,520	2,693
11.250% due 07/26/2007		2,600	2,885
11.500% due 03/12/2008		3,100	3,540
4.313% due 04/15/2009 (a)		20,181	20,080
5.154% due 04/15/2009 (a)		6,209	6,194
9.760% due 06/29/2009 (a)		7,500	8,803
4.313% due 04/15/2012 (a)		12,331	12,162
8.000% due 01/15/2018		464	493
Russian Federation
10.000% due 06/26/2007		4,190	4,570

Total Sovereign Issues (Cost $76,306)			78,802

SHORT-TERM INSTRUMENTS (l) 50.1%

Certificates of Deposit 2.0%
Citibank New York N.A.
3.720% due 11/10/2005		80,000	80,000

Commercial Paper 36.1%
Anz National International Ltd.
3.640% due 11/08/2005		94,000	93,658
ASB Bank Ltd.
3.830% due 01/17/2006		50,000	49,402
Bank of Ireland
3.765% due 12/14/2005		100,000	99,190
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006		11,800	11,589
Carolina Power & Light Co.
3.670% due 10/11/2005		2,000	1,998
3.720% due 10/11/2005		1,500	1,499
CBA (de) Finance
3.640% due 11/07/2005		3,000	2,989
Cox Communications, Inc.
3.688% due 01/17/2006		11,547	11,547
Dexia Delaware LLC
3.690% due 11/15/2005		100,000	99,559
Fannie Mae
3.260% due 11/02/2005		50,000	49,864
3.835% due 02/10/2006		100,000	98,529
3.850% due 02/22/2006		90,000	88,551
Florida Power Corp.
3.710% due 11/01/2005		5,900	5,882
Freddie Mac
3.160% due 10/18/2005		65,000	64,913
3.240% due 11/01/2005		200,000	199,478
HBOS Treasury Services PLC
3.635% due 11/07/2005		100,000	99,647
Nordea North America, Inc.
3.730% due 11/23/2005		100,000	99,472
Public Service Electric & Gas Co.
3.690% due 11/30/2005		2,500	2,485
Rabobank USA Financial Corp.
3.880% due 10/03/2005		112,800	112,800
San Paolo U.S. Holding Company, Inc.
3.860% due 12/23/2005		75,000	74,315
Societe Generale N.A.
3.790% due 12/23/2005		100,000	99,087
Svenska Handelsbanken, Inc.
3.635% due 11/08/2005		31,400	31,286
UBS Finance Delaware LLC
3.860% due 10/03/2005		42,900	42,900
3.765% due 12/13/2005		10,400	10,317

			1,450,957

Repurchase Agreements 10.4%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $12,277. Repurchase proceeds are $12,003.)		$12,000	$12,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $5,742. Repurchase proceeds are $5,627.)		5,625	5,625
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2018-11/15/2024 valued at $407,216. Repurchase proceeds are $400,108.)		400,000	400,000

			417,625

German Treasury Bills 1.5%
1.996% due 10/19/2005	EC	51,700	62,081

U.S. Treasury Bills 0.1%
3.396% due 12/01/2005-12/15/2005(e)(g)(h)		$4,755	4,717

Total Short-Term Instruments (Cost $2,016,017)			2,015,380

Total Investments (f) 102.5% (Cost $4,121,587)			$4,120,975

Written Options (j) (0.1%) (Premiums $169)			(2,375)

Other Assets and Liabilities (Net) (2.4%)			(99,487)

Net Assets 100.0%			$4,019,113

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $98,859 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  79

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2005 (Unaudited)

(h)	Securities with an aggregate market value of $4,248 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	968	$(156)
Eurodollar June Futures	Long	06/2006	117	(170)
Eurodollar September Futures	Long	09/2006	1,804	(1,251)
Eurodollar December Futures	Long	12/2006	17	(30)
U.S. Treasury 5-Year Note Futures	Long	12/2005	620	(662)

				$(2,269)

(i)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	$5,800	$36
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(786)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	2,100	37
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	61,500	(464)

						$(1,177)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(6)
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007
	and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	21
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	102
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	16
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	11
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	5
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	64
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(17)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	21
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and
	7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	20
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	9
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	32
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(12)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	5
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	26
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	83
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	15
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	15
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and
	7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	29
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	52
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	9
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(1)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$719

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

80  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.750	12/19/2005	378	$169	$163

Name of Issuer	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	$100.000%	10/01/2006	$18,500	$0	$2,212

(k)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	5.500%	05/15/2009	6,625	$6,983	$7,073
U.S. Treasury Note	4.250	08/15/2013	106,770	108,376	106,436

				$115,359	$113,509

*	Market value includes $151 of interest payable on short sale.

(l)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	179,239	10/2005	$7,055	$0	$7,055
Buy		81,638	11/2005	196	0	196
Buy	JY	5,467,942	10/2005	0	(1,480)	(1,480)

				$7,251	$(1,480)	$5,771

(m)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,978	$3,949	0.10%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  81

Schedule of Investments

Total Return Mortgage Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 129.4%

Fannie Mae
0.000% due 07/25/2022 (a)	$63	$53
2.519% due 12/01/2034 (b)	4,335	4,409
2.865% due 07/01/2011 (b)	918	917
3.414% due 07/01/2011 (b)	2,208	2,208
3.657% due 10/25/2008 (b)	81	81
3.936% due 08/01/2042 (b)	999	1,006
3.937% due 08/01/2042 (b)	1,346	1,355
4.065% due 10/01/2044	3,811	3,856
4.135% due 10/01/2028 (b)	21	21
4.180% due 11/25/2032 (b)	180	181
4.189% due 04/18/2028 (b)	14	14
4.330% due 07/25/2034 (b)	9,049	9,057
4.367% due 04/01/2007 (b)	1,594	1,520
4.500% due 04/01/2019-09/01/2035 (d)	95,116	91,908
4.647% due 05/01/2033 (b)	2,802	2,846
4.656% due 04/25/2023 (b)	7	7
5.000% due 06/01/2018-10/13/2035 (d)	127,604	126,658
5.120% due 10/01/2011	909	905
5.134% due 05/01/2023 (b)	38	39
5.145% due 08/01/2026 (b)	3	3
5.215% due 11/01/2018 (b)	6	6
5.500% due 11/01/2032-10/13/2035 (d)	243,169	243,142
5.750% due 01/01/2021 (b)	27	27
6.000% due 01/01/2032-10/13/2035 (d)	84,699	86,132
6.500% due 09/25/2023-09/01/2034 (d)	1,897	1,968
7.000% due 09/25/2023	5	6
7.145% due 06/01/2006	5,351	5,375
7.500% due 06/01/2030-08/01/2031 (d)	458	485
7.750% due 08/25/2022	50	53
Federal Home Loan Bank
8.300% due 02/27/2012 (b)	2,000	1,866
Federal Housing Administration
5.022% due 10/25/2022	814	822
7.430% due 06/01/2019-06/01/2022 (d)	1,487	1,499
Freddie Mac
3.500% due 12/15/2022	3	3
3.872% due 02/01/2018 (b)	88	88
4.065% due 10/25/2044 (b)	10,400	10,436
4.500% due 04/01/2020-03/15/2021 (d)	45	44
5.000% due 07/01/2035-10/13/2035 (d)	92,492	90,572
5.500% due 12/01/2017-02/01/2035 (d)	7,691	7,784
5.531% due 11/01/2028 (b)	14	14
5.831% due 08/01/2025 (b)	22	22
5.954% due 05/01/2032 (b)	100	103
6.000% due 10/13/2005-05/01/2035 (d)	18,021	18,337
6.500% due 12/15/2023-03/15/2024 (d)	121	124
6.697% due 07/01/2030 (b)	74	75
8.000% due 06/15/2026	43	45
Government National Mortgage Association
3.750% due 07/20/2022-08/20/2026 (b)(d)	97	98
3.972% due 02/16/2032 (b)	1,175	1,175
4.022% due 08/16/2032 (b)	2,388	2,393
4.125% due 12/20/2021-11/20/2023 (b)(d)	40	40
4.375% due 02/20/2017-03/20/2027 (b)(d)	73	73
4.500% due 02/20/2018 (b)	13	14
4.625% due 03/20/2016-03/20/2018 (b)(d)	142	144
5.500% due 01/15/2034-10/20/2035 (d)	4,814	4,859
7.500% due 05/15/2027-08/15/2027 (d)	10	11

Total U.S. Government Agencies (Cost $729,340)		724,879

MORTGAGE-BACKED SECURITIES 8.2%
Banc of America Structural Security Trust
4.240% due 10/11/2033 (b)	1,000	1,012
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (b)	125	126
Banktrust Mortgage Trust
5.700% due 12/01/2023	223	182
Chevy Chase Funding LLC
4.110% due 01/25/2035 (b)	1,121	1,122
Countrywide Alternative Loan Trust
4.020% due 07/25/2034 (b)	310	311
4.040% due 05/25/2035 (b)	4,308	4,252
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (b)	4,231	4,231
4.150% due 03/25/2035 (b)	6,902	6,914
4.480% due 04/25/2035 (b)	5,028	5,102
5.000% due 08/25/2033	1,267	1,263
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (b)	244	244
4.160% due 03/25/2032 (b)	231	229
4.380% due 08/25/2033 (b)	511	514
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	723	725
Indymac Index Mortgage Loan Trust
4.070% due 04/25/2035 (b)	5,631	5,629
4.160% due 09/25/2034 (b)	3,736	3,731
Mellon Residential Funding Corp.
4.134% due 07/25/2029 (b)	47	47
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	79	79
Prime Mortgage Trust
5.000% due 02/25/2019	1,083	1,073
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,051	1,089
Sequoia Mortgage Trust
4.096% due 08/20/2032 (b)	428	429
4.136% due 06/20/2032 (b)	371	372
4.139% due 10/19/2026 (b)	1,212	1,214
4.146% due 07/20/2033 (b)	691	692
4.176% due 10/20/2027 (b)	476	477
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (b)	661	661
Structured Asset Securities Corp.
4.120% due 01/25/2033 (b)	43	43
4.310% due 03/25/2031 (b)	4	4
4.330% due 11/25/2033 (b)	114	114
4.480% due 08/25/2032 (b)	123	122
6.250% due 04/25/2017	29	29
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (b)	18	18
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (b)	3,890	3,889

Total Mortgage-Backed Securities (Cost $ 46,070)		45,939

ASSET-BACKED SECURITIES 16.2%
AAA Trust
3.930% due 11/26/2035 (b)	6,217	6,218
Ameriquest Mortgage Securities, Inc.
3.970% due 01/25/2035 (b)	150	150
4.240% due 02/25/2033 (b)	42	42
4.310% due 02/25/2034 (b)	513	513
5.000% due 02/25/2006 (c)	20,679	334
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (b)	25	25
4.180% due 10/25/2031 (b)	62	62
Bear Stearns Asset-Backed Securities, Inc.
4.100% due 09/25/2035 (b)	5,871	5,875
4.120% due 02/25/2026 (b)	909	911
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (b)	2,695	2,697
Centex Home Equity Co. LLC
3.920% due 06/25/2035 (b)	4,035	4,037
4.090% due 04/25/2032 (b)	75	76
4.130% due 01/25/2032 (b)	84	84
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (b)	184	184
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (b)	2,228	2,229
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,834
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (b)	745	745
Credit-Based Asset Servicing & Securitization LLC
4.010% due 01/25/2035 (b)	3,000	3,006
4.150% due 06/25/2032 (b)	100	100
EMC Mortgage Loan Trust
4.580% due 08/25/2040 (b)	552	558
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (b)	855	856
Fremont Home Loan Trust
3.930% due 06/25/2035 (b)	4,935	4,940
GSAMP Trust
3.930% due 03/25/2035 (b)	4,180	4,183
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (b)	4,636	4,653
Home Equity Asset Trust
4.130% due 11/25/2032 (b)	3	3
Home Equity Mortgage Trust
3.950% due 07/25/2035 (b)	3,734	3,737
Household Mortgage Loan Trust
4.096% due 05/20/2032 (b)	179	180
4.146% due 02/21/2033 (b)	2,969	2,977
Indymac Index Mortgage Loan Trust
4.150% due 01/25/2035 (b)	4,953	4,950
Indymac Residential Asset-Backed Trust
3.940% due 03/25/2035 (b)	3,629	3,631
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (b)	88	88
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (b)	10	10
New Century Home Equity Loan Trust
3.970% due 02/25/2035	2,417	2,418
Park Place Securities, Inc.
3.910% due 06/25/2035	7,277	7,279
Quest Trust
4.390% due 06/25/2034 (b)	724	725
Renaissance Home Equity Loan Trust
4.030% due 02/25/2035 (b)	4,572	4,582
4.210% due 12/25/2032 (b)	311	311
4.270% due 08/25/2033 (b)	910	913
Residential Asset Mortgage Products, Inc.
2.917% due 04/25/2034 (b)	516	518
3.930% due 05/25/2035 (b)	916	917
4.170% due 09/25/2033 (b)	477	479
SLM Student Loan Trust
3.630% due 04/26/2010 (b)	6,731	6,733
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (b)	264	264
Structured Asset Investment Loan Trust
3.970% due 04/25/2034	4,962	4,966
3.980% due 09/25/2034 (b)	1,065	1,066

Total Asset-Backed Securities (Cost $91,364)		91,059

82  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Notional Amount (000s)	Value (000s)
PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	5,000	$44

Total Purchased Call Options (Cost $160)		44

PREFERRED STOCK 0.0%

	Shares

Fannie Mae
7.000% due 12/31/2049 (b)	3,100	171

Total Preferred Stock (Cost $155)		171

SHORT-TERM INSTRUMENTS 4.5%

	Principal Amount (000s)
Commercial Paper 4.3%

Anz National International Ltd.
3.750% due 12/12/2005	$1,000	992
Rabobank USA Financial Corp.
3.880% due 10/03/2005	6,600	6,600
3.905% due 12/30/2005	400	396
UBS Finance Delaware LLC
3.760% due 12/19/2005	800	793
3.970% due 01/30/2006	15,400	15,193

		23,974

Repurchase Agreement 0.2%
State Street Bank
3.400% due 10/03/2005	1,108	1,108

(Dated 09/30/2005. Collateralized by Fannie Mae
2.280% due 01/30/2006 valued at $1,133.
Repurchase proceeds are $1,108.)

U.S. Treasury Bills 0.0%
3.459% due 12/01/2005- 12/15/2005 (d)(f)	145	144

Total Short-Term Instruments (Cost $25,232)		25,226

Total Investments (e) 158.3% (Cost $892,321)		$887,318

Written Options (h) (0.0%) (Premiums $450)		(31)

Other Assets and Liabilities (Net) (58.3%)		(326,890)

Net Assets 100.0%		$560,397

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $21,204 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $144 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Futures	Long	06/2006	116	$(25)
U.S. Treasury 10-Year Note Futures	Short	12/2005	38	55

				$30

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	6.940%	07/01/2011	$3,000	$(98)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	3,200	25
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	8.180%	09/18/2027	3,000	(6)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	17,400	76

						$(3)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	11,400	161	31

						$450	$31

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	10/13/2035	$50,000	$48,188	$47,672
Freddie Mac	5.000	10/13/2035	40,000	39,450	39,150

				$87,638	$86,822

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  83

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Developing Local Markets Fund

Class A
05/31/2005 - 09/30/2005+	$10.00	$0.07	$0.18	$0.25	$(0.07)	$0.00	$0.00
Class C
05/31/2005 - 09/30/2005+	10.00	0.04	0.18	0.22	(0.04)	0.00	0.00

Diversified Income Fund

Class A
09/30/2005+	$10.87	$0.27	$0.34	$0.61	$(0.27)	$0.00	$0.00
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)	0.00
Class B
09/30/2005+	10.87	0.22	0.35	0.57	(0.23)	0.00	0.00
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)	0.00
Class C
09/30/2005+	10.87	0.22	0.35	0.57	(0.23)	0.00	0.00
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)	0.00

Emerging Markets Bond Fund

Class A
09/30/2005+	$10.58	$0.26	$0.89	$1.15	$(0.28)	$0.00	$0.00
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)	0.00
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)	0.00
03/31/2003	9.60	0.59	0.77	1.36	(0.66)	(0.25)	0.00
03/31/2002	8.40	0.68	1.76	2.44	(0.74)	(0.50)	0.00
03/31/2001	8.61	0.77	0.21	0.98	(0.79)	(0.40)	0.00
Class B
09/30/2005+	10.58	0.22	0.89	1.11	(0.24)	0.00	0.00
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)	0.00
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)	0.00
03/31/2002	8.40	0.63	1.75	2.38	(0.68)	(0.50)	0.00
03/31/2001	8.61	0.73	0.19	0.92	(0.73)	(0.40)	0.00
Class C
09/30/2005+	10.58	0.22	0.89	1.11	(0.24)	0.00	0.00
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)	0.00
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)	0.00
03/31/2002	8.40	0.60	1.78	2.38	(0.68)	(0.50)	0.00
03/31/2001	8.61	0.72	0.21	0.93	(0.74)	(0.40)	0.00

Floating Income Fund

Class A
09/30/2005+	$10.17	$0.16	$0.24	$0.40	$(0.20)	$0.00	$0.00
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00	0.00
Class C
09/30/2005+	10.17	0.15	0.23	0.38	(0.18)	0.00	0.00
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00	0.00

Foreign Bond Fund (Unhedged)

Class A
09/30/2005+	$10.83	$0.14	$(0.58)	$(0.44)	$(0.13)	$0.00	$0.00
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)	0.00
Class C
09/30/2005+	10.83	0.10	(0.58)	(0.48)	(0.09)	0.00	0.00
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)	0.00

84  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Developing Local Markets Fund

Class A
05/31/2005 - 09/30/2005+	$(0.07)	$10.18	2.50%	$1,710	1.35	%*	2.00	%*	3%
Class C
05/31/2005 - 09/30/2005+	(0.04)	10.18	2.24	30	2.10	*	1.28	*	3

Diversified Income Fund

Class A
09/30/2005+	$(0.27)	$11.21	5.69%	$58,780	1.15	%*	4.78	%*	50%
03/31/2005	(0.56)	10.87	5.54	48,046	1.17	(f)	4.50		44
07/31/2003 - 03/31/2004	(0.31)	10.84	11.66	25,013	1.20	*(b)	3.94	*	33
Class B
09/30/2005+	(0.23)	11.21	5.30	22,266	1.90	*	4.04	*	50
03/31/2005	(0.48)	10.87	4.76	16,127	1.92	(f)	3.76		44
07/31/2003 - 03/31/2004	(0.26)	10.84	11.14	4,819	1.95	*(e)	3.28	*	33
Class C
09/30/2005+	(0.23)	11.21	5.30	74,311	1.90	*	4.02	*	50
03/31/2005	(0.48)	10.87	4.76	42,756	1.92	(f)	3.78		44
07/31/2003 - 03/31/2004	(0.26)	10.84	11.12	22,192	1.95	*(e)	3.22	*	33

Emerging Markets Bond Fund

Class A
09/30/2005+	$(0.28)	$11.45	10.97%	$328,545	1.25	%*	4.77	%*	123%
03/31/2005	(0.85)	10.58	6.75	264,866	1.25		3.85		415
03/31/2004	(1.58)	10.73	23.34	258,444	1.25		4.08		461
03/31/2003	(0.91)	10.05	15.65	90,079	1.27	(c)	6.45		388
03/31/2002	(1.24)	9.60	30.88	15,589	1.27	(c)	7.33		620
03/31/2001	(1.19)	8.40	12.46	1,143	1.34	(c)	9.08		902
Class B
09/30/2005+	(0.24)	11.45	10.55	80,086	2.00	*	4.01	*	123
03/31/2005	(0.77)	10.58	5.95	70,635	2.00		3.09		415
03/31/2004	(1.49)	10.73	22.43	72,425	2.00		3.39		461
03/31/2003	(0.84)	10.05	14.79	38,002	2.02	(d)	5.78		388
03/31/2002	(1.18)	9.60	29.93	10,844	2.04	(d)	6.87		620
03/31/2001	(1.13)	8.40	11.59	1,620	2.09	(d)	8.58		902
Class C
09/30/2005+	(0.24)	11.45	10.55	167,457	2.00	*	4.01	*	123
03/31/2005	(0.77)	10.58	5.96	141,260	2.00		3.09		415
03/31/2004	(1.49)	10.73	22.42	142,161	2.00		3.33		461
03/31/2003	(0.84)	10.05	14.78	52,168	2.02	(d)	5.74		388
03/31/2002	(1.18)	9.60	29.91	12,580	2.00		6.46		620
03/31/2001	(1.14)	8.40	11.74	792	2.08	(d)	8.52		902

Floating Income Fund

Class A
09/30/2005+	$(0.20)	$10.37	3.97%	$191,654	0.95	%*	3.19	%*	24%
07/30/2004 - 03/31/2005	(0.18)	10.17	3.56	178,925	0.95	*	2.23	*	18
Class C
09/30/2005+	(0.18)	10.37	3.81	42,580	1.25	*	2.88	*	24
09/30/2004 - 03/31/2005	(0.13)	10.17	2.44	29,102	1.25	*	2.01	*	18

Foreign Bond Fund (Unhedged)

Class A
09/30/2005+	$(0.13)	$10.26	(4.05)%	$207,024	0.95	%*	2.71	%*	213%
07/30/2004 - 03/31/2005	(0.22)	10.83	10.98	184,720	0.95	*(g)	1.80	*	344
Class C
09/30/2005+	(0.09)	10.26	(4.42)	91,129	1.70	*	1.96	*	213
07/30/2004 - 03/31/2005	(0.17)	10.83	10.47	81,609	1.70	*(h)	1.06	*	344

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(d)	Ratio of expenses to average net assets excluding interest expense is 2.00%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(f)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.71%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  85

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
09/30/2005+	$10.56	$0.15	$0.18	$0.33	$(0.14)	$0.00	$0.00
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)	0.00
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)	0.00
03/31/2003	10.39	0.42	0.50	0.92	(0.24)	(0.25)	(0.12)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)	0.00
03/31/2001	10.03	0.55	0.49	1.04	(0.54)	(0.21)	0.00

Class B
09/30/2005+	10.56	0.11	0.18	0.29	(0.10)	0.00	0.00
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)	0.00
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)	0.00
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)	(0.10)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)	0.00
03/31/2001	10.03	0.47	0.49	0.96	(0.46)	(0.21)	0.00

Class C
09/30/2005+	10.56	0.11	0.18	0.29	(0.10)	0.00	0.00
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)	0.00
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)	0.00
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)	(0.10)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)	0.00
03/31/2001	10.03	0.47	0.49	0.96	(0.46)	(0.21)	0.00

Global Bond Fund (U.S. Dollar-Hedged)

Class A
09/30/2005+	$10.00	$0.14	$0.15	$0.29	$(0.13)	$0.00	$0.00
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)	0.00
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)	0.00
03/31/2003	9.42	0.38	0.66	1.04	(0.36)	0.00	0.00
03/31/2002	9.61	0.39	0.12	0.51	(0.39)	(0.31)	0.00
03/31/2001	9.41	0.54	0.48	1.02	(0.52)	(0.30)	0.00

Class B
09/30/2005+	10.00	0.11	0.14	0.25	(0.09)	0.00	0.00
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)	0.00
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)	0.00
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)	0.00
03/31/2001	9.41	0.47	0.48	0.95	(0.45)	(0.30)	0.00

Class C
09/30/2005+	10.00	0.11	0.14	0.25	(0.09)	0.00	0.00
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)	0.00
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)	0.00
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)	0.00
03/31/2001	9.41	0.47	0.48	0.95	(0.45)	(0.30)	0.00

GNMA Fund

Class A
09/30/2005+	$11.01	$0.17	$0.04	$0.21	$(0.19)	$0.00	$0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)	0.00
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)	0.00
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)	0.00
03/31/2002	10.44	0.25	0.56	0.81	(0.46)	(0.12)	0.00
11/30/2000 - 03/31/2001	10.13	0.21	0.31	0.52	(0.21)	0.00	0.00

86  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
09/30/2005+	$(0.14)	$10.75	3.10%	$319,635	0.95	%*	2.79	%*	277%
03/31/2005	(0.54)	10.56	5.59	282,335	0.95		2.44		477
03/31/2004	(0.49)	10.52	3.00	245,270	0.96	(b)	2.84		711
03/31/2003	(0.61)	10.70	9.10	206,753	0.95		3.93		589
03/31/2002	(0.45)	10.39	5.21	112,047	0.96	(b)	4.11		434
03/31/2001	(0.75)	10.32	10.82	84,631	0.99	(b)	5.39		417

Class B
09/30/2005+	$(0.10)	$10.75	2.72%	$46,638	1.70	%*	2.04	%*	277%
03/31/2005	(0.46)	10.56	4.80	48,615	1.70		1.70		477
03/31/2004	(0.41)	10.52	2.22	54,588	1.71	(c)	2.10		711
03/31/2003	(0.54)	10.70	8.36	54,571	1.70		3.21		589
03/31/2002	(0.38)	10.39	4.42	34,602	1.71	(c)	3.38		434
03/31/2001	(0.67)	10.32	9.94	28,747	1.74	(c)	4.68		417

Class C
09/30/2005+	(0.10)	10.75	2.72	97,416	1.70	*	2.04	*	277
03/31/2005	(0.46)	10.56	4.80	92,793	1.70		1.70		477
03/31/2004	(0.41)	10.52	2.22	110,838	1.71	(c)	2.09		711
03/31/2003	(0.54)	10.70	8.33	94,504	1.70		3.17		589
03/31/2002	(0.38)	10.39	4.42	47,725	1.71	(c)	3.37		434
03/31/2001	(0.67)	10.32	9.96	35,337	1.74	(c)	4.68		417

Global Bond Fund (U.S. Dollar-Hedged)

Class A
09/30/2005+	$(0.13)	$10.16	2.90%	$24,365	0.95	%*	2.84	%*	209%
03/31/2005	(0.47)	10.00	4.47	23,686	0.95		2.30		245
03/31/2004	(0.42)	10.03	3.57	26,272	0.96	(b)	2.57		577
03/31/2003	(0.36)	10.10	11.25	21,667	0.97	(b)	3.83		413
03/31/2002	(0.70)	9.42	5.42	5,262	0.96	(b)	4.11		373
03/31/2001	(0.82)	9.61	11.43	2,747	0.98	(b)	5.63		422

Class B
09/30/2005+	(0.09)	10.16	2.51	9,881	1.70	*	2.09	*	209
03/31/2005	(0.40)	10.00	3.69	10,297	1.70		1.56		245
03/31/2004	(0.34)	10.03	2.79	12,916	1.71	(c)	1.83		577
03/31/2003	(0.29)	10.10	10.42	13,538	1.72	(c)	3.26		413
03/31/2002	(0.63)	9.42	4.63	6,586	1.71	(c)	3.43		373
03/31/2001	(0.75)	9.61	10.60	5,243	1.73	(c)	4.90		422

Class C
09/30/2005+	(0.09)	10.16	2.51	19,644	1.70	*	2.08	*	209
03/31/2005	(0.40)	10.00	3.69	17,563	1.70		1.56		245
03/31/2004	(0.34)	10.03	2.79	19,194	1.71	(c)	1.82		577
03/31/2003	(0.29)	10.10	10.42	18,317	1.72	(c)	3.23		413
03/31/2002	(0.63)	9.42	4.63	6,890	1.71	(c)	3.41		373
03/31/2001	(0.75)	9.61	10.60	5,208	1.73	(c)	4.92		422

GNMA Fund

Class A
09/30/2005+	$(0.19)	$11.03	1.93%	$70,153	0.91	%*(f)	3.14	%*	557%
03/31/2005	(0.33)	11.01	2.31	71,610	0.90		1.80		1209
03/31/2004	(0.37)	11.09	3.75	77,650	0.92	(f)	0.94		1409
03/31/2003	(0.48)	11.05	8.17	92,680	0.95	(g)	1.69		763
03/31/2002	(0.58)	10.67	7.92	31,836	1.01	(d)	2.32		1292
11/30/2000 - 03/31/2001	(0.21)	10.44	5.68	11	0.65	*(e)	6.11	*	808

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(e)	The accrual of expenses reflect Advisory fees of 0.25% and Administrative fees of 0.40%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  87

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
GNMA Fund (Cont.)

Class B
09/30/2005+	$11.01	$0.13	$0.04	$0.17	$(0.15)	$0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
05/31/2001 - 03/31/2002	10.43	0.12	0.51	0.63	(0.27)	(0.12)

Class C
09/30/2005+	11.01	0.13	0.04	0.17	(0.15)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
05/31/2001 - 03/31/2002	10.43	0.13	0.50	0.63	(0.27)	(0.12)

High Yield Fund

Class A
09/30/2005+	$9.70	$0.32	$0.09	$0.41	$(0.33)	$0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00
03/31/2001	10.22	0.87	(0.34)	0.53	(0.87)	0.00

Class B
09/30/2005+	9.70	0.29	0.08	0.37	(0.29)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00
03/31/2002	9.88	0.68	(0.69)	(0.01)	(0.68)	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00

Class C
09/30/2005+	9.70	0.29	0.08	0.37	(0.29)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00
03/31/2002	9.88	0.67	(0.68)	(0.01)	(0.68)	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00

Investment Grade Corporate Bond Fund

Class A
09/30/2005+	$10.38	$0.20	$0.08	$0.28	$(0.21)	$0.00
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)

Class C
09/30/2005+	10.38	0.16	0.08	0.24	(0.17)	0.00
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)

Long-Term U.S. Government Fund

Class A
09/30/2005+	$10.77	$0.17	$0.27	$0.44	$(0.17)	$0.00
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)
03/31/2002	10.65	0.62	(0.39)	0.23	(0.62)	(0.30)
03/31/2001	9.79	0.34	1.09	1.43	(0.57)	0.00

88  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distribution	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
GNMA Fund (Cont.)

Class B
09/30/2005+	$(0.15)	$11.03	1.55%	$41,364	1.66	%*(d)	2.37	%*	557%
03/31/2005	(0.25)	11.01	1.55	45,546	1.65		1.04		1209
03/31/2004	(0.29)	11.09	2.98	54,895	1.67	(d)	0.18		1409
03/31/2003	(0.40)	11.05	7.35	68,749	1.70	(e)	0.92		763
05/31/2001 - 03/31/2002	(0.39)	10.67	6.62	13,063	1.76	*(b)	1.41	*	1292

Class C
09/30/2005+	(0.15)	11.03	1.55	42,512	1.66	*(d)	2.37	*	557
03/31/2005	(0.25)	11.01	1.55	49,158	1.65		1.03		1209
03/31/2004	(0.29)	11.09	2.99	62,603	1.67	(d)	0.20		1409
03/31/2003	(0.40)	11.05	7.35	89,530	1.70	(e)	0.93		763
05/31/2001 - 03/31/2002	(0.39)	10.67	6.66	17,521	1.76	*(b)	1.45	*	1292

High Yield Fund

Class A
09/30/2005+	$(0.33)	$9.78	4.27%	$976,860	0.90	%*	6.61	%*	58%
03/31/2005	(0.64)	9.70	6.87	996,147	0.90		6.49		62
03/31/2004	(0.65)	9.69	16.62	1,252,991	0.90		6.76		105
03/31/2003	(0.71)	8.90	5.18	960,993	0.90		7.99		129
03/31/2002	(0.75)	9.19	0.67	539,679	0.90		7.81		96
03/31/2001	(0.87)	9.88	5.44	262,572	0.90		8.60		53

Class B
09/30/2005+	(0.29)	9.78	3.88	578,085	1.65	*	5.85	*	58
03/31/2005	(0.56)	9.70	6.08	646,112	1.65		5.73		62
03/31/2004	(0.58)	9.69	15.76	771,174	1.65		6.02		105
03/31/2003	(0.64)	8.90	4.40	577,476	1.65		7.27		129
03/31/2002	(0.68)	9.19	(0.07)	447,674	1.65		7.13		96
03/31/2001	(0.80)	9.88	4.66	327,367	1.65		7.89		53

Class C
09/30/2005+	(0.29)	9.78	3.88	810,115	1.65	*	5.86	*	58
03/31/2005	(0.56)	9.70	6.08	909,031	1.65		5.74		62
03/31/2004	(0.58)	9.69	15.76	1,159,797	1.65		6.01		105
03/31/2003	(0.64)	8.90	4.39	831,310	1.65		7.26		129
03/31/2002	(0.68)	9.19	(0.07)	537,595	1.65		7.12		96
03/31/2001	(0.80)	9.88	4.66	373,530	1.65		7.89		53

Investment Grade Corporate Bond Fund

Class A
09/30/2005+	$(0.21)	$10.45	2.69%	$7,304	0.90	%*	3.81	%*	70%
07/30/2004 - 03/31/2005	(0.46)	10.38	3.49	2,599	0.90	*	3.63	*	57

Class C
09/30/2005+	(0.17)	10.45	2.30	4,063	1.65	*	3.07	*	70
07/30/2004 - 03/31/2005	(0.41)	10.38	2.95	1,385	1.65	*	2.82	*	57

Long-Term U.S. Government Fund

Class A
09/30/2005+	$(0.17)	$11.04	4.06%	$140,583	0.90	%*	3.00	%*	373%
03/31/2005	(0.66)	10.77	0.77	124,471	0.90		2.76		321
03/31/2004	(0.59)	11.35	7.69	138,097	0.91	(c)	3.21		588
03/31/2003	(0.91)	11.12	21.25	155,096	0.90		3.99		427
03/31/2002	(0.92)	9.96	2.11	110,780	0.92	(c)	5.93		682
03/31/2001	(0.57)	10.65	15.07	79,477	0.97	(c)	3.39		1046

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(e)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  89

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Long-Term U.S. Government Fund (Cont.)

Class B
09/30/2005+	$10.77	$0.13	$0.27	$0.40	$(0.13)	$0.00
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)
03/31/2001	9.79	0.65	0.71	1.36	(0.50)	0.00

Class C
09/30/2005+	10.77	0.13	0.27	0.40	(0.13)	0.00
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)
03/31/2001	9.79	0.92	0.44	1.36	(0.50)	0.00

Low Duration Fund

Class A
09/30/2005+	$10.11	$0.14	$(0.03)	$0.11	$(0.15)	$0.00
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)
03/31/2002	10.03	0.46	0.07	0.53	(0.49)	(0.01)
03/31/2001	9.81	0.60	0.25	0.85	(0.63)	0.00

Class B
09/30/2005+	10.11	0.10	(0.03)	0.07	(0.11)	0.00
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)
03/31/2002	10.03	0.39	0.06	0.45	(0.41)	(0.01)
03/31/2001	9.81	0.53	0.24	0.77	(0.55)	0.00

Class C
09/30/2005+	10.11	0.11	(0.03)	0.08	(0.12)	0.00
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)
03/31/2002	10.03	0.40	0.08	0.48	(0.44)	(0.01)
03/31/2001	9.81	0.55	0.25	0.80	(0.58)	0.00

Money Market Fund

Class A
09/30/2005+	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00

Class B
09/30/2005+	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2002	1.00	0.02	0.00	0.02	(0.02)	0.00
03/31/2001	1.00	0.05	0.00	0.05	(0.05)	0.00

90  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Long-Term U.S. Government Fund (Cont.)

Class B
09/30/2005+	$(0.13)	$11.04	3.67%	$55,934	1.65	%*	2.24	%*	373%
03/31/2005	(0.57)	10.77	0.02	60,124	1.65		2.02		321
03/31/2004	(0.51)	11.35	6.89	83,819	1.66	(e)	2.47		588
03/31/2003	(0.82)	11.12	20.35	114,830	1.65		3.18		427
03/31/2002	(0.84)	9.96	1.35	67,302	1.67	(e)	5.18		682
03/31/2001	(0.50)	10.65	14.22	54,374	1.70	(e)	6.43		1046

Class C
09/30/2005+	(0.13)	11.04	3.67	42,798	1.65	*	2.24	*	373
03/31/2005	(0.57)	10.77	0.02	41,824	1.65		2.02		321
03/31/2004	(0.51)	11.35	6.89	49,262	1.66	(e)	2.47		588
03/31/2003	(0.82)	11.12	20.35	65,379	1.65		3.17		427
03/31/2002	(0.84)	9.96	1.33	41,830	1.67	(e)	5.18		682
03/31/2001	(0.50)	10.65	14.24	35,675	1.71	(e)	9.04		1046

Low Duration Fund

Class A
09/30/2005+	$(0.15)	$10.07	1.05%	$1,729,085	0.90	%*	2.75	%*	48%
03/31/2005	(0.24)	10.11	0.43	1,904,647	0.90		1.61		278
03/31/2004	(0.25)	10.31	2.26	2,093,152	0.90		1.53		247
03/31/2003	(0.48)	10.33	7.56	1,987,140	0.90		2.88		218
03/31/2002	(0.50)	10.06	5.41	829,238	0.90		4.47		569
03/31/2001	(0.63)	10.03	8.93	273,994	0.96	(d)	6.07		348

Class B
09/30/2005+	(0.11)	10.07	0.66	378,656	1.65	*	1.98	*	48
03/31/2005	(0.16)	10.11	(0.32)	450,456	1.65		0.86		278
03/31/2004	(0.18)	10.31	1.50	558,429	1.65		0.78		247
03/31/2003	(0.40)	10.33	6.76	542,652	1.65		2.12		218
03/31/2002	(0.42)	10.06	4.63	203,092	1.65		3.83		569
03/31/2001	(0.55)	10.03	8.12	88,585	1.71	(e)	5.32		348

Class C
09/30/2005+	(0.12)	10.07	0.79	779,962	1.40	*	2.24	*	48
03/31/2005	(0.19)	10.11	(0.07)	935,536	1.40		1.10		278
03/31/2004	(0.20)	10.31	1.75	1,251,266	1.40		1.03		247
03/31/2003	(0.43)	10.33	7.03	1,220,084	1.40		2.35		218
03/31/2002	(0.45)	10.06	4.89	429,436	1.40		3.94		569
03/31/2001	(0.58)	10.03	8.39	119,062	1.46	(f)	5.58		348

Money Market Fund

Class A
09/30/2005+	$(0.01)	$1.00	1.36%	$98,982	0.57	%*	2.70	%*	N/A
03/31/2005	(0.01)	1.00	1.12	95,033	0.62	(h)(i)	1.08		N/A
03/31/2004	0.00	1.00	0.48	71,204	0.65		0.47		N/A
03/31/2003	(0.01)	1.00	1.08	83,840	0.62	(g)	1.03		N/A
03/31/2002	(0.03)	1.00	2.65	46,077	0.60		2.59		N/A
03/31/2001	(0.06)	1.00	5.94	58,940	0.60		5.85		N/A

Class B
09/30/2005+	(0.01)	1.00	1.17	51,050	0.96	*(k)	2.30	*	N/A
03/31/2005	(0.01)	1.00	0.71	57,408	1.03	(h)(j)	0.64		N/A
03/31/2004	0.00	1.00	0.05	57,215	1.08	(c)	0.05		N/A
03/31/2003	0.00	1.00	0.25	82,262	1.43	(g)(b)	0.19		N/A
03/31/2002	(0.02)	1.00	1.73	39,283	1.50		1.63		N/A
03/31/2001	(0.05)	1.00	5.02	38,286	1.50		4.87		N/A

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.
(c)	If the administrator did not waive the administrative fees and a portion of servicing and distribution fees, the ratio of expenses to average net assets would have been 1.55%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.40%.
(g)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(h)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(i)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(j)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.
(k)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.47%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  91

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Money Market Fund (Cont.)

Class C
09/30/2005+	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00

Short-Term Fund

Class A
09/30/2005+	$10.01	$0.13	$0.01	$0.14	$(0.14)	$0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)
03/31/2003	10.00	0.25	0.06	0.31	(0.25)	(0.02)
03/31/2002	10.03	0.31	0.06	0.37	(0.38)	(0.02)
03/31/2001	9.95	0.60	0.10	0.70	(0.60)	(0.02)
Class B
09/30/2005+	10.01	0.10	0.00	0.10	(0.10)	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)
03/31/2003	10.00	0.17	0.07	0.24	(0.18)	(0.02)
03/31/2002	10.03	0.28	0.01	0.29	(0.30)	(0.02)
03/31/2001	9.95	0.53	0.10	0.63	(0.53)	(0.02)
Class C
09/30/2005+	10.01	0.12	0.00	0.12	(0.12)	0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)
03/31/2003	10.00	0.21	0.07	0.28	(0.22)	(0.02)
03/31/2002	10.03	0.27	0.07	0.34	(0.35)	(0.02)
03/31/2001	9.95	0.57	0.10	0.67	(0.57)	(0.02)

Total Return Mortgage Fund

Class A
09/30/2005+	$10.62	$0.17	$0.04	$0.21	$(0.18)	$0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
03/31/2002	10.42	0.41	0.35	0.76	(0.43)	(0.40)
07/31/2000 - 03/31/2001	10.02	0.39	0.57	0.96	(0.38)	(0.18)
Class B
09/30/2005+	10.62	0.13	0.04	0.17	(0.14)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
03/31/2002	10.42	0.31	0.43	0.74	(0.41)	(0.40)
07/31/2000 - 03/31/2001	10.02	0.34	0.59	0.93	(0.35)	(0.18)
Class C
09/30/2005+	10.62	0.13	0.04	0.17	(0.14)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
03/31/2002	10.42	0.31	0.37	0.68	(0.35)	(0.40)
07/31/2000 - 03/31/2001	10.02	0.34	0.61	0.95	(0.37)	(0.18)

92  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Money Market Fund (Cont.)

Class C
09/30/2005+	$(0.01)	$1.00	1.36%	$84,603	0.57	%*	2.68	%*	N/A
03/31/2005	(0.01)	1.00	1.12	92,016	0.62	(i)(j)	1.01		N/A
03/31/2004	0.00	1.00	0.48	85,956	0.65		0.47		N/A
03/31/2003	(0.01)	1.00	1.08	128,687	0.62	(g)	1.04		N/A
03/31/2002	(0.03)	1.00	2.65	80,530	0.60		2.71		N/A
03/31/2001	(0.06)	1.00	5.94	108,549	0.60		5.77		N/A

Short-Term Fund

Class A
09/30/2005+	$(0.14)	$10.01	1.38%	$437,672	0.75	%*	2.68	%*	121%
03/31/2005	(0.17)	10.01	1.10	521,189	0.85	(h)	1.32		356
03/31/2004	(0.14)	10.07	1.64	801,886	0.90		1.08		268
03/31/2003	(0.27)	10.04	3.18	923,383	0.86	(g)	2.42		77
03/31/2002	(0.40)	10.00	3.68	756,465	0.92	(e)	3.07		131
03/31/2001	(0.62)	10.03	7.23	84,342	1.41	(e)	6.02		121
Class B
09/30/2005+	(0.10)	10.01	0.99	26,141	1.50	*	1.90	*	121
03/31/2005	(0.09)	10.01	0.35	32,842	1.60	(h)	0.60		356
03/31/2004	(0.06)	10.07	0.89	32,626	1.65		0.31		268
03/31/2003	(0.20)	10.04	2.42	28,014	1.61	(g)	1.62		77
03/31/2002	(0.32)	10.00	2.93	11,277	1.74	(f)	2.82		131
03/31/2001	(0.55)	10.03	6.44	6,954	2.15	(f)	5.27		121
Class C
09/30/2005+	(0.12)	10.01	1.23	218,184	1.05	*	2.38	*	121
03/31/2005	(0.14)	10.01	0.80	265,718	1.15	(h)	1.02		356
03/31/2004	(0.11)	10.07	1.34	393,059	1.20		0.77		268
03/31/2003	(0.24)	10.04	2.87	408,817	1.16	(g)	2.08		77
03/31/2002	(0.37)	10.00	3.37	254,809	1.22	(b)	2.71		131
03/31/2001	(0.59)	10.03	6.91	23,961	1.70	(b)	5.71		121

Total Return Mortgage Fund

Class A
09/30/2005+	$(0.18)	$10.65	1.98%	$32,752	0.90	%*	3.17	%*	348%
03/31/2005	(0.50)	10.62	2.68	30,797	0.90		2.16		824
03/31/2004	(0.39)	10.83	4.48	31,673	0.95	(c)	1.36		993
03/31/2003	(0.53)	10.75	9.04	33,435	0.90		1.91		844
03/31/2002	(0.83)	10.35	7.43	7,010	0.90		3.88		1193
07/31/2000 - 03/31/2001	(0.56)	10.42	10.58	769	0.90	*	5.68	*	848
Class B
09/30/2005+	(0.14)	10.65	1.60	17,391	1.65	*	2.42	*	348
03/31/2005	(0.42)	10.62	1.91	17,104	1.65		1.40		824
03/31/2004	(0.31)	10.83	3.69	18,755	1.70	(d)	0.63		993
03/31/2003	(0.45)	10.75	8.27	18,464	1.65		1.23		844
03/31/2002	(0.81)	10.35	6.61	5,787	1.65		2.92		1193
07/31/2000 - 03/31/2001	(0.53)	10.42	9.95	816	1.65	*	4.89	*	848
Class C
09/30/2005+	(0.14)	10.65	1.60	24,531	1.65	*	2.42	*	348
03/31/2005	(0.42)	10.62	1.91	23,596	1.65		1.41		824
03/31/2004	(0.31)	10.83	3.70	26,661	1.70	(d)	0.57		993
03/31/2003	(0.45)	10.75	8.23	36,233	1.65		1.19		844
03/31/2002	(0.75)	10.35	6.62	9,585	1.65		2.91		1193
07/31/2000 - 03/31/2001	(0.55)	10.42	9.94	1,908	1.65	*	4.94	*	848

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.15%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(g)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(h)	PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/12-b-1 fees, respectively.
(i)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(j)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  93

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund
Assets:

Investments, at value	$303,877	$1,374,409	$3,455,558	$1,343,250	$1,813,683	$3,083,503	$230,066	$550,231
Repurchase agreements, at value	0	0	0	0	0	0	0	0
Cash	2,409	2,853	0	66	88	166	8	63
Foreign currency, at value	0	1,792	8	54	0	14,048	1,399	0
Receivable for investments sold	3,941	12,779	107,481	3,394	155,289	173,654	4,894	239,808
Receivable for investments sold on delayed-delivery basis	0	0	0	0	44,800	300,513	5,751	211
Unrealized appreciation on forward foreign currency contracts	7,958	3,231	3,701	2,343	1,957	12,669	2,868	0
Receivable for Fund shares sold	1,169	2,468	5,011	7,628	3,814	6,664	12,184	0
Interest and dividends receivable	623	16,929	36,668	8,296	21,800	36,733	2,621	1,045
Variation margin receivable	0	0	0	0	32	1,390	467	0
Swap premiums paid	0	3,140	221	3,123	8,758	21,437	1,412	316
Unrealized appreciation on swap agreements	31	3,852	20,945	9,648	11,243	22,490	1,421	107
Other assets	0	0	0	0	0	0	0	0

	320,008	1,421,453	3,629,593	1,377,802	2,061,464	3,673,267	263,091	791,781

Liabilities:

Payable for investments purchased	$8,510	$11,256	$43,921	$728	$103,826	$315,414	$10,769	$357,397
Payable for investments purchased on delayed-delivery basis	1,300	15,600	634,424	9,253	528,340	592,961	31,050	0
Unrealized depreciation on forward foreign currency contracts	3,718	735	2,079	378	24,522	822	49	0
Payable for short sales	0	0	0	0	21,121	336,990	5,724	129,904
Overdraft due to Custodian	0	0	446	0	11,552	0	0	0
Written options outstanding	0	0	0	0	70	817	97	0
Payable for Fund shares redeemed	78	1,170	2,762	1,665	1,599	5,307	169	645
Dividends payable	4	1,190	1,252	300	439	613	66	155
Accrued investment advisory fee	115	543	1,138	344	292	511	43	67
Accrued administration fee	129	386	1,116	324	363	641	59	88
Accrued distribution fee	0	63	163	11	61	107	20	0
Accrued servicing fee	4	41	175	62	89	163	12	92
Variation margin payable	0	349	4	0	484	2,951	601	0
Recoupment payable to Manager	0	0	0	29	33	0	0	0
Swap premiums received	0	290	403	3,632	34,323	59,257	3,914	254
Unrealized depreciation on swap agreements	0	518	970	759	11,406	13,941	1,086	261
Other liabilities	0	0	0	0	65	3	0	0

	13,858	32,141	688,853	17,485	738,585	1,330,498	53,659	488,863

Net Assets	$306,150	$1,389,312	$2,940,740	$1,360,317	$1,322,879	$2,342,769	$209,432	$302,918

Net Assets Consist of:

Paid in capital	$301,801	$1,338,092	$2,668,554	$1,338,853	$1,405,388	$2,253,052	$202,680	$303,687
Undistributed (overdistributed) net investment income	(27)	(4,289)	27,056	(5,751)	13,687	(137,328)	(6,181)	(77)
Accumulated undistributed net realized gain (loss)	87	12,728	55,659	7,093	(54,878)	144,482	8,971	728
Net unrealized appreciation (depreciation)	4,289	42,781	189,471	20,122	(41,318)	82,563	3,962	(1,420)

	$306,150	$1,389,312	$2,940,740	$1,360,317	$1,322,879	$2,342,769	$209,432	$302,918

Net Assets:

Class A	$1,710	$58,780	$328,545	$191,654	$207,024	$319,635	$24,365	$70,153
Class B	0	22,266	80,086	0	0	46,638	9,881	41,364
Class C	30	74,311	167,457	42,580	91,129	97,416	19,644	42,512
Other Classes	304,410	1,233,955	2,364,652	1,126,083	1,024,726	1,879,080	155,542	148,889

Shares Issued and Outstanding:

Class A	168	5,245	28,692	18,478	20,174	29,721	2,398	6,362
Class B	0	1,987	6,994	0	0	4,337	973	3,751
Class C	3	6,631	14,624	4,105	8,880	9,058	1,934	3,855

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$10.18	$11.21	$11.45	$10.37	$10.26	$10.75	$10.16	$11.03
Class B	0.00	11.21	11.45	0.00	0.00	10.75	10.16	11.03
Class C	10.18	11.21	11.45	10.37	10.26	10.75	10.16	11.03

Cost of Investments Owned	$303,859	$1,336,299	$3,287,651	$1,333,957	$1,836,682	$3,019,120	$228,773	$553,378

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$1,805	$8	$55	$(11,591)	$14,089	$1,403	$0

Proceeds Received on Short Sales	$0	$0	$0	$0	$21,333	$337,476	$5,727	$131,064

Premiums Received on Written Options	$0	$0	$0	$0	$110	$394	$48	$723

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

94  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands, except per share amounts	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund
Assets:

Investments, at value	$7,218,076	$42,983	$2,736,000	$13,793,857	$338,863	$3,703,350	$887,318
Repurchase agreements, at value	0	0	0	0	48,643	417,625	0
Cash	4,113	10	0	2,049	0	1,173	0
Foreign currency, at value	931	87	0	66,031	0	59,359	0
Receivable for investments sold	52,765	1,001	109	11,457	0	1	207,397
Receivable for investments sold on delayed-delivery basis	0	0	114,261	0	0	115,509	0
Unrealized appreciation on forward foreign currency contracts	12,274	86	0	25,692	0	7,251	0
Receivable for Fund shares sold	15,582	657	14,430	16,447	1,177	47,449	705
Interest and dividends receivable	150,192	452	17,208	31,582	13	15,417	2,009
Variation margin receivable	3,870	0	7,590	3,202	0	8,991	13
Swap premiums paid	0	204	0	1,798	0	86	1,019
Unrealized appreciation on swap agreements	9,108	221	0	4,734	0	833	101
Other assets	0	0	0	0	0	1	0

	7,466,911	45,701	2,889,598	13,956,849	388,696	4,377,045	1,098,562

Liabilities:

Payable for investments purchased	$41,557	$3,528	$294,420	$133,043	$0	$37,936	$449,885
Payable for investments purchased on delayed-delivery basis	179,076	0	376,565	294,707	0	74,627	0
Unrealized depreciation on forward foreign currency contracts	4,525	13	0	4,289	0	1,480	0
Payable for short sales	0	0	0	0	0	113,509	86,822
Overdraft due to Custodian	0	0	610	0	0	0	77
Written options outstanding	2,630	7	2,298	3,243	0	2,375	31
Payable for Fund shares redeemed	12,000	17	2,258	56,337	1,945	113,253	336
Dividends payable	8,984	28	207	4,912	62	1,372	86
Accrued investment advisory fee	1,590	9	436	2,973	38	916	128
Accrued administration fee	1,967	10	471	2,740	87	801	151
Accrued distribution fee	1,079	3	124	670	19	243	1
Accrued servicing fee	628	2	53	785	19	157	67
Variation margin payable	4,998	21	11,000	12,551	0	9,726	23
Recoupment payable to Manager	0	0	0	0	0	0	0
Swap premiums received	659	318	0	98	0	246	454
Unrealized depreciation on swap agreements	896	40	0	140	0	1,291	104
Other liabilities	0	0	0	0	0	0	0

	260,589	3,996	688,442	516,488	2,170	357,932	538,165

Net Assets	$7,206,322	$41,705	$2,201,156	$13,440,361	$386,526	$4,019,113	$560,397

Net Assets Consist of:
Paid in capital	$7,277,528	$41,696	$2,193,829	$13,631,671	$386,502	$4,028,568	$562,885
Undistributed (overdistributed) net investment income	(37,914)	9	1,241	(47,357)	33	11,118	6
Accumulated undistributed net realized gain (loss)	(209,414)	(68)	35,889	(60,557)	(9)	(22,158)	1,247
Net unrealized appreciation (depreciation)	176,122	68	(29,803)	(83,396)	0	1,585	(3,741)

	$7,206,322	$41,705	$2,201,156	$13,440,361	$386,526	$4,019,113	$560,397

Net Assets:

Class A	$976,860	$7,304	$140,583	$1,729,085	$98,982	$437,672	$32,752
Class B	578,085	0	55,934	378,656	51,050	26,141	17,391
Class C	810,115	4,063	42,798	779,962	84,603	218,184	24,531
Other Classes	4,841,262	30,338	1,961,841	10,552,658	151,891	3,337,116	485,723

Shares Issued and Outstanding:

Class A	99,852	699	12,737	171,727	98,982	43,724	3,076
Class B	59,090	0	5,068	37,607	51,050	2,611	1,633
Class C	82,807	389	3,878	77,463	84,601	21,797	2,304

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$9.78	$10.45	$11.04	$10.07	$1.00	$10.01	$10.65
Class B	9.78	0.00	11.04	10.07	1.00	10.01	10.65
Class C	9.78	10.45	11.04	10.07	1.00	10.01	10.65

Cost of Investments Owned	$7,052,453	$43,052	$2,732,007	$13,855,808	$338,863	$3,703,962	$892,321

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$48,643	$417,625	$0

Cost of Foreign Currency Held	$934	$89	$0	$66,687	$0	$59,999	$0

Proceeds Received on Short Sales	$0	$0	$0	$0	$0	$115,359	$87,638

Premiums Received on Written Options	$3,470	$15	$2,951	$2,782	$0	$169	$450

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  95

Statements of Operations

Amounts in thousands	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund
	Period from May 1, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:

Interest, net of foreign taxes	$2,782	$36,448	$77,847	$25,791	$25,873	$41,360	$3,643	$9,500
Dividends	0	108	312	58	39	233	27	21
Miscellaneous income	0	20	13	101	19	17	0	0

Total Income	2,782	36,576	78,172	25,950	25,931	41,610	3,670	9,521

Expenses:

Investment advisory fees	360	2,791	5,881	1,888	1,786	2,795	244	606
Administration fees	401	1,985	5,778	1,772	2,174	3,523	333	736
Distribution fees - Class B	0	74	283	0	0	184	39	0
Distribution fees - Class C	0	233	575	56	338	366	72	0
Servicing fees - Class A	1	67	365	225	255	387	30	91
Servicing fees - Class B	0	25	95	0	0	61	13	222
Servicing fees - Class C	0	78	192	47	113	122	24	236
Distribution and/or servicing fees - Other Classes	4	43	293	58	117	413	0	10
Trustees’ fees	0	1	3	1	2	3	0	0
Interest expense	0	0	0	2	0	0	2	18
Miscellaneous expense	0	1	3	30	35	2	0	1

Total Expenses	766	5,298	13,468	4,079	4,820	7,856	757	1,920

Reimbursement by Manager	0	0	0	0	0	0	0	0

Net Expenses	766	5,298	13,468	4,079	4,820	7,856	757	1,920

Net Investment Income	2,016	31,278	64,704	21,871	21,111	33,754	2,913	7,601

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	13	365	65,105	47	7,319	23,394	2,020	1,027
Net realized gain (loss) on futures contracts, options and swaps	0	5,017	6,948	6,015	20,899	(564)	(1,383)	(905)
Net realized gain (loss) on foreign currency transactions	74	7,406	2,401	998	(81,067)	123,240	8,487	0
Net change in unrealized appreciation (depreciation) on investments	18	24,198	120,412	11,290	(20,972)	(107,601)	(8,835)	1,931
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	31	638	7,987	9,838	(8,918)	10,626	1,989	727
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	4,240	(759)	1,094	1,305	4,501	(14,730)	434	0

Net Gain (Loss)	4,376	36,865	203,947	29,493	(78,238)	34,365	2,712	2,780

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,392	$68,143	$268,651	$51,364	$(57,127)	$68,119	$5,625	$10,381

96  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$258,055	$887	$24,722	$246,482	$6,210	$74,848	$12,569
Dividends	1,772	2	0	3,416	0	0	8
Miscellaneous income	1,097	0	6	82	0	27	0

Total Income	260,924	889	24,728	249,980	6,210	74,875	12,577

Expenses:
Investment advisory fees	8,758	47	1,572	17,282	232	5,496	781
Administration fees	10,932	53	1,755	16,136	562	4,820	915
Distribution fees - Class B	2,315	0	226	1,589	205	113	0
Distribution fees - Class C	3,253	10	165	2,179	0	367	0
Servicing fees - Class A	1,237	5	170	2,310	49	483	41
Servicing fees - Class B	772	0	75	530	68	30	90
Servicing fees - Class C	1,084	3	55	1,089	41	244	123
Distribution and/or servicing fees - Other Classes	1,431	1	158	1,319	16	1,278	141
Trustees’ fees	8	0	2	15	0	5	1
Interest expense	29	0	0	0	0	0	4
Miscellaneous expense	9	0	1	19	0	6	1

Total Expenses	29,828	119	4,179	42,468	1,173	12,842	2,097

Reimbursement by Manager	0	0	0	0	(142)	0	0

Net Expenses	29,828	119	4,179	42,468	1,031	12,842	2,097

Net Investment Income	231,096	770	20,549	207,512	5,179	62,033	10,480

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	89,704	(106)	5,533	5,747	(2)	(5,466)	4,384
Net realized gain (loss) on futures contracts, options and swaps	(8,441)	(16)	33,219	(88,676)	0	3,737	(216)
Net realized gain (loss) on foreign currency transactions	15,282	(22)	0	5,823	0	(7,436)	0
Net change in unrealized appreciation (depreciation) on investments	(45,285)	182	(15,758)	(18,285)	0	2,574	(2,184)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	7,383	129	(13,139)	55,523	0	1,091	567
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,253)	46	0	(1,057)	0	5,295	0

Net Gain (Loss)	56,390	213	9,855	(40,925)	(2)	(205)	2,551

Net Increase (Decrease) in Net Assets Resulting from Operations	$287,486	$983	$30,404	$166,587	$5,177	$61,828	$13,031

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  97

Statements of Changes in Net Assets

	Developing Local Markets Fund	Diversified Income Fund		Emerging Markets Bond Fund		Floating Income Fund
Amounts in thousands	Period from May 1, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Period from July 30, 2004 to March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,016	$31,278	$43,537	$64,704	$65,677	$21,871	$6,166
Net realized gain (loss)	87	12,788	962	74,454	42,527	7,060	625
Net change in unrealized appreciation (depreciation)	4,289	24,077	6,388	129,493	(910)	22,433	(2,309)

Net increase (decrease) resulting from operations	6,392	68,143	50,887	268,651	107,294	51,364	4,482

Distributions to Shareholders:

From net investment income
Class A	(8)	(1,311)	(1,515)	(7,293)	(10,155)	(3,466)	(1,714)
Class B	0	(408)	(348)	(1,607)	(2,368)	0	0
Class C	0	(1,280)	(1,203)	(3,255)	(4,537)	(662)	(183)
Other Classes	(2,035)	(29,119)	(41,906)	(56,235)	(55,740)	(22,135)	(6,201)
From net realized capital gains
Class A	0	0	(150)	1	(9,051)	0	(6)
Class B	0	0	(44)	0	(2,510)	0	0
Class C	0	0	(139)	0	(4,838)	0	(1)
Other Classes	0	0	(3,568)	0	(51,876)	0	(13)

Total Distributions	(2,043)	(32,118)	(48,873)	(68,389)	(141,075)	(26,263)	(8,118)

Fund Share Transactions:

Receipts for shares sold
Class A	1,685	16,439	32,100	83,307	144,136	80,571	224,894
Class B	0	7,733	13,020	9,747	18,647	0	0
Class C	20	33,023	27,339	28,155	47,190	17,196	31,306
Other Classes	301,496	308,624	434,512	675,283	1,391,354	558,925	781,595
Issued as reinvestment of distributions
Class A	7	842	1,274	5,301	14,356	2,395	1,248
Class B	0	174	168	1,171	3,603	0	0
Class C	0	924	907	2,319	6,911	492	124
Other Classes	2,031	23,695	34,044	53,639	103,261	21,770	6,121
Cost of shares redeemed
Class A	(12)	(8,116)	(10,173)	(47,426)	(143,666)	(73,692)	(47,372)
Class B	0	(2,348)	(1,852)	(7,322)	(22,412)	0	0
Class C	0	(4,256)	(7,696)	(16,140)	(50,997)	(4,948)	(2,266)
Other Classes	(3,428)	(57,042)	(239,194)	(163,807)	(817,141)	(242,598)	(16,919)
Net increase (decrease) resulting from Fund share transactions	301,799	319,692	284,449	624,227	695,242	360,111	978,731
Fund Redemption Fee	2	7	8	23	51	6	4

Total Increase (Decrease) in Net Assets	306,150	355,724	286,471	824,512	661,512	385,218	975,099

Net Assets:
Beginning of period	0	1,033,588	747,117	2,116,228	1,454,716	975,099	0

End of period *	$306,150	$1,389,312	$1,033,588	$2,940,740	$2,116,228	$1,360,317	$975,099

* Including undistributed (overdistributed) net investment income of:	$(27)	$(4,289)	$(3,449)	$27,056	$30,742	$(5,751)	$(1,359)

98  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Period from April 30, 2004 to March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21,111	$7,692	$33,754	$43,216	$2,913	$4,290	$7,601	$9,391
Net realized gain (loss)	(52,849)	16,930	146,070	(26,278)	9,124	9	122	4,401
Net change in unrealized appreciation (depreciation)	(25,389)	(15,929)	(111,705)	77,864	(6,412)	3,492	2,658	(4,410)

Net increase (decrease) resulting from operations	(57,127)	8,693	68,119	94,802	5,625	7,791	10,381	9,382

Distributions to Shareholders:

From net investment income
Class A	(2,541)	(777)	(3,908)	(5,725)	(303)	(600)	(1,255)	(1,677)
Class B	0	0	(436)	(699)	(92)	(143)	(592)	(716)
Class C	(785)	(233)	(863)	(1,450)	(170)	(239)	(630)	(786)
Other Classes	(16,440)	(6,599)	(25,823)	(30,480)	(2,060)	(2,842)	(5,862)	(8,160)
From net realized capital gains
Class A	0	(712)	0	(7,863)	0	(761)	0	(608)
Class B	0	0	0	(1,379)	0	(280)	0	(385)
Class C	0	(367)	0	(2,841)	0	(464)	0	(425)
Other Classes	0	(5,622)	0	(37,836)	0	(3,094)	0	(3,232)

Total Distributions	(19,766)	(14,310)	(31,030)	(88,273)	(2,625)	(8,423)	(8,339)	(15,989)

Fund Share Transactions:

Receipts for shares sold
Class A	72,171	195,368	71,154	131,904	5,438	13,339	6,994	20,668
Class B	0	0	5,058	9,327	796	2,334	1,160	5,456
Class C	26,936	85,167	16,011	29,288	3,370	6,434	1,730	8,809
Other Classes	414,296	1,133,621	690,355	725,053	36,936	22,133	30,977	405,750
Issued as reinvestment of distributions
Class A	1,832	1,062	3,172	11,232	200	1,025	1,032	1,903
Class B	0	0	320	1,588	68	330	400	749
Class C	547	431	676	3,580	118	534	463	918
Other Classes	14,912	11,709	23,655	62,291	1,885	5,348	5,622	11,014
Cost of shares redeemed
Class A	(40,664)	(10,038)	(42,324)	(107,442)	(5,342)	(16,886)	(9,599)	(28,038)
Class B	0	0	(8,241)	(17,057)	(1,451)	(5,221)	(5,836)	(15,151)
Class C	(13,077)	(3,575)	(13,769)	(51,298)	(1,700)	(8,543)	(8,943)	(22,683)
Other Classes	(421,411)	(63,962)	(349,566)	(475,256)	(12,243)	(15,676)	(320,578)	(195,930)
Net increase (decrease) resulting from Fund share transactions	55,542	1,349,783	396,501	323,210	28,075	5,151	(296,578)	193,465
Fund Redemption Fee	12	52	64	48	12	4	0	1

Total Increase (Decrease) in Net Assets	(21,339)	1,344,218	433,654	329,787	31,087	4,523	(294,536)	186,859

Net Assets:
Beginning of period	1,344,218	0	1,909,115	1,579,328	178,345	173,822	597,454	410,595

End of period *	$1,322,879	$1,344,218	$2,342,769	$1,909,115	$209,432	$178,345	$302,918	$597,454

* Including undistributed (overdistributed) net investment income of:	$13,687	$12,342	$(137,328)	$(140,052)	$(6,181)	$(6,469)	$(77)	$661

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  99

Statements of Changes in Net Assets (Cont.)

	High Yield Fund		Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund		Low Duration Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$231,096	$454,268	$770	$1,276	$20,549	$21,171	$207,512	$268,432
Net realized gain (loss)	96,545	142,356	(144)	129	38,752	13,309	(77,106)	34,119
Net change in unrealized appreciation (depreciation)	(40,155)	(124,034)	357	(1,173)	(28,897)	(28,286)	36,181	(213,566)

Net increase resulting from operations	287,486	472,590	983	232	30,404	6,194	166,587	88,985

Distributions to Shareholders:

From net investment income
Class A	(32,949)	(74,988)	(85)	(27)	(2,039)	(3,618)	(26,229)	(35,646)
Class B	(18,229)	(41,368)	0	0	(678)	(1,418)	(4,416)	(5,183)
Class C	(25,628)	(60,543)	(40)	(9)	(494)	(895)	(10,178)	(13,888)
Other Classes	(158,418)	(283,283)	(665)	(1,235)	(17,558)	(15,641)	(175,245)	(234,551)
From net realized capital gains
Class A	0	0	0	(24)	0	(4,146)	0	(12,612)
Class B	0	0	0	0	0	(2,085)	0	(3,164)
Class C	0	0	0	(7)	0	(1,388)	0	(6,676)
Other Classes	0	0	0	(619)	0	(17,831)	0	(66,907)

Total Distributions	(235,224)	(460,182)	(790)	(1,921)	(20,769)	(47,022)	(216,068)	(378,627)

Fund Share Transactions:

Receipts for shares sold
Class A	161,340	385,964	4,800	3,007	34,567	55,542	262,398	887,395
Class B	16,808	61,203	0	0	2,892	4,918	5,605	60,388
Class C	52,677	136,691	2,825	1,540	8,262	13,641	43,190	225,979
Other Classes	1,338,459	2,262,109	5,424	23,268	1,429,679	482,539	2,244,415	4,792,622
Issued as reinvestment of distributions
Class A	22,515	49,469	60	39	1,694	6,622	21,554	38,830
Class B	9,294	21,161	0	0	474	2,462	2,932	5,579
Class C	15,060	35,947	28	14	347	1,559	6,387	12,973
Other Classes	135,756	236,657	562	1,646	17,216	33,187	157,302	267,793
Cost of shares redeemed
Class A	(210,571)	(693,318)	(134)	(369)	(23,032)	(68,588)	(453,314)	(1,074,374)
Class B	(99,243)	(208,073)	0	0	(9,137)	(26,778)	(79,047)	(163,807)
Class C	(173,504)	(424,134)	(161)	(137)	(8,680)	(20,037)	(202,538)	(532,546)
Other Classes	(701,224)	(2,690,110)	(7,296)	(22,996)	(203,929)	(226,258)	(2,222,085)	(5,322,406)
Net increase (decrease) resulting from Fund share transactions	567,367	(826,434)	6,108	6,012	1,250,353	258,809	(213,201)	(801,574)
Fund Redemption Fee	118	257	0	6	53	95	48	68

Total Increase (Decrease) in Net Assets	619,747	(813,769)	6,301	4,329	1,260,041	218,076	(262,634)	(1,091,148)

Net Assets:
Beginning of period	6,586,575	7,400,344	35,404	31,075	941,115	723,039	13,702,995	14,794,143

End of period*	$7,206,322	$6,586,575	$41,705	$35,404	$2,201,156	$941,115	$13,440,361	$13,702,995

* Including undistributed (overdistributed) net investment income of:	$(37,914)	$(33,786)	$9	$29	$1,241	$1,461	$(47,357)	$(38,801)

100  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Money Market Fund		Short-Term Fund		Total Return Mortgage Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$5,179	$4,586	$62,033	$72,102	$10,480	$6,844
Net realized gain (loss)	(2)	(7)	(9,165)	14,202	4,168	(187)
Net change in unrealized appreciation (depreciation)	0	0	8,960	(22,837)	(1,617)	(3,493)

Net increase resulting from operations	5,177	4,579	61,828	63,467	13,031	3,164

Distributions to Shareholders:

From net investment income
Class A	(1,311)	(938)	(6,532)	(9,089)	(541)	(768)
Class B	(622)	(455)	(290)	(237)	(232)	(311)
Class C	(1,071)	(1,000)	(2,934)	(3,528)	(316)	(425)
Other Classes	(2,173)	(2,186)	(53,434)	(60,483)	(9,983)	(6,210)
From net realized capital gains
Class A	0	0	0	(1,860)	0	(647)
Class B	0	0	0	(110)	0	(367)
Class C	0	0	0	(922)	0	(506)
Other Classes	0	0	0	(10,885)	0	(3,650)

Total Distributions	(5,177)	(4,579)	(63,190)	(87,114)	(11,072)	(12,884)

Fund Share Transactions:

Receipts for shares sold
Class A	62,917	196,224	49,971	264,373	5,356	10,686
Class B	24,218	82,472	1,736	17,542	2,009	2,905
Class C	53,033	166,969	12,390	61,975	3,867	5,697
Other Classes	86,233	350,450	2,127,200	3,673,125	43,822	485,959
Issued as reinvestment of distributions
Class A	1,214	824	4,593	7,983	400	1,068
Class B	508	381	183	218	145	428
Class C	964	862	1,815	2,747	221	660
Other Classes	2,062	2,294	48,592	63,591	9,856	9,348
Cost of shares redeemed
Class A	(60,182)	(173,218)	(138,036)	(549,495)	(3,866)	(11,998)
Class B	(31,085)	(82,659)	(8,619)	(17,372)	(1,907)	(4,635)
Class C	(61,411)	(161,769)	(61,719)	(190,302)	(3,204)	(8,908)
Other Classes	(151,038)	(307,316)	(2,252,234)	(3,330,799)	(134,470)	(100,509)
Net increase (decrease) resulting from Fund share transactions	(72,567)	75,514	(214,128)	3,586	(77,771)	390,701
Fund Redemption Fee	0	0	23	60	0	3

Total Increase (Decrease) in Net Assets	(72,567)	75,514	(215,467)	(20,001)	(75,812)	380,984

Net Assets:
Beginning of period	459,093	383,579	4,234,580	4,254,581	636,209	255,225

End of period*	$386,526	$459,093	$4,019,113	$4,234,580	$560,397	$636,209

* Including undistributed (overdistributed) net investment income of:	$33	$31	$11,118	$12,275	$6	$598

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  101

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”), 15 of which are presented herein. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the 15 funds. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

102  PIMCO Funds Semi-Annual Report  |  09.30.05

Bridge Debt Commitments. At the period ended September 30, 2005, the High Yield Fund had $11,955,286 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar	KW	–	South Korean Won
BP	–	British Pound	MP	–	Mexican Peso
BR	–	Brazilian Real	N$	–	New Zealand Dollar
C$	–	Canadian Dollar	PN	–	Peruvian New Sol
CK	–	Czech Koruna	PZ	–	Polish Zloty
CO	–	Colombian Peso	RP	–	Indian Rupee
CP	–	Chilean Peso	RR	–	Russian Ruble
CY	–	Chinese Yuan Renminbi	S$	–	Singapore Dollar
DK	–	Danish Krone	SK	–	Swedish Krona
EC	–	Euro	SR	–	South African Rand
H$	–	Hong Kong Dollar	SV	–	Slovakian Koruna
IR	–	Indonesian Rupiah	T$	–	Taiwan Dollar
IS	–	Israeli Shekel	TB	–	Thai Baht
JY	–	Japanese Yen	TL	–	Turkish Lira

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

09.30.05  |  PIMCO Funds Semi-Annual Report  103

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2005, the High Yield Fund had unfunded loan commitments of $4,950,000.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

104  PIMCO Funds Semi-Annual Report  |  09.30.05

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
Developing Local Markets Fund	0.45%	0.50%	N/A	0.65%		0.65%	N/A
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%	N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%		0.55%	N/A
Floating Income Fund	0.30%	0.25%	N/A	0.40%		0.40%	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	N/A	0.45%		0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%	0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%		N/A	N/A
GNMA Fund	0.25%	0.25%	N/A	0.40%		0.40%	N/A
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%	0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%	N/A
Long-Term U.S. Government Fund	0.25%	0.25%	0.25%	0.40%		N/A	N/A
Low Duration Fund	0.25%	0.18%	0.18%	0.40%		0.25%	0.40%
Money Market Fund	0.12%	0.20%	0.20%	0.35	%(1)	N/A	N/A
Short-Term Fund	0.25%	0.20%	0.20%	0.35	%(2)	0.25%	0.35	%(2)
Total Return Mortgage Fund	0.25%	0.25%	0.25%	0.40%		0.40%	N/A

(1)	PIMCO and AGID have contractually agreed for the Fund’s current fiscal year (March 31, 2006), to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) Fees for the Class B Shares to 0.86% of average daily net assets.
(2)	Effective December 22, 2004, PIMCO has contractually agreed, until March 31, 2006, to waive 0.05% of the administrative fees for the Class A, B, C and R Shares of the Fund.

09.30.05  |  PIMCO Funds Semi-Annual Report  105

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Redemption Fees. Shareholders of each Fund, except the Money Market Fund, will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
Classes	Distribution Fee	Servicing Fee
Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%

Class B
All Funds	0.75%	0.25%

Class C
Low Duration Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%

Class D
All Funds	—	0.25%

Class R
All Funds	0.25%	0.25%

Effective December 22, 2004, the AGID has contractually agreed for the past and current fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $3,274,811 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets, Floating Income and Foreign Bond (Unhedged) Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Institutional Class	Class A	Class C	Class D
Developing Local Markets Fund	0.95%	1.35%	2.10%	1.35%
Floating Income Fund	0.55%	0.95%	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	0.95%	1.70%	0.95%

106  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2005	09/30/2005
Developing Local Markets Fund	N/A	$0
Floating Income Fund	$22	0
Foreign Bond Fund (Unhedged)	20	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Security Transactions with Affiliated Funds

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$3,810	$0

5. Purchases and Sales of Securities

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$2,449	$0	$87,496	$1,103
Diversified Income Fund	351,417	275,602	377,692	260,504
Emerging Markets Bond Fund	212,048	228,829	3,462,477	2,818,597
Floating Income Fund	151,211	71,422	371,377	190,194
Foreign Bond Fund (Unhedged)	1,572,738	1,093,939	2,109,275	1,743,813
Foreign Bond Fund (U.S. Dollar-Hedged)	5,170,011	4,250,306	2,739,352	2,325,163
Global Bond Fund (U.S. Dollar-Hedged)	360,076	292,939	137,722	131,429
GNMA Fund	3,586,205	3,659,498	0	1,043
High Yield Fund	1,342,204	1,256,907	3,554,622	2,826,940
Investment Grade Corporate Bond Fund	15,729	11,016	12,185	14,585
Long-Term U.S. Government Fund	5,098,712	3,795,345	344,631	37,198
Low Duration Fund	2,762,477	2,157,015	2,591,334	766,445
Short-Term Fund	2,553,123	2,491,905	868,629	589,607
Total Return Mortgage Fund	3,281,317	3,264,400	86,476	18,715

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Diversified Income Fund			Emerging Markets Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount	Premium	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	1,862	$0	$494	$0	$0	1,418	$0	$377
Sales	708	113,200	239	508,600	687	1,362	204,800	442
Closing Buys	(2,216)	0	(537)	(254,300)	(280)	(2,099)	0	(460)
Expirations	(354)	(113,200)	(196)	(254,300)	(407)	(681)	(204,800)	(359)
Exercised	0	0	0	0	0	0	0	0

Balance at 09/30/2005	0	$0	$0	$0	$0	0	$0	$0

09.30.05  |  PIMCO Funds Semi-Annual Report  107

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

	Foreign Bond Fund (Unhedged)					Foreign Bond Fund (U.S. Dollar-Hedged)					Global Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount In $	National Amount In BP		Premium	# of Contracts	Notional Amount In $	National Amount In BP		Premium	# of Contracts	Notional Amount In $	National Amount In BP		Premium
Balance at 03/31/2005	1,440	$23,500	BP	0	$318	1,811	$85,700	BP	0	$2,673	97	$6,200	BP	0	$289
Sales	1,987	5,000		4,500	751	3,587	5,000		8,800	1,480	364	0		1,100	131
Closing Buys	(556)	(11,364)		(4,500)	(414)	(900)	(20,100)		(8,800)	(1,061)	(181)	(5,200)		(1,100)	(305)
Expirations	(2,270)	(12,000)		0	(545)	(3,890)	(52,700)		0	(2,468)	(190)	0		0	(67)
Exercised	(361)	(136)		0	0	(608)	0		0	(230)	0	0		0	0

Balance at 09/30/2005	240	$5,000	BP	0	$110	0	$17,900	BP	0	$394	90	$1,000	BP	0	$48

	GNMA Fund			High Yield Fund			Investment Grade Corporate Bond Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	920	$50,000	$989	6,482	$25,000	$1,730	50	$1,000	$15
Sales	0	0	0	25,755	113,600	7,240	106	6,000	38
Closing Buys	(854)	0	(256)	(9,357)	(12,500)	(3,215)	(56)	(2,000)	(19)
Expirations	0	0	0	(9,916)	(12,500)	(2,285)	(54)	(5,000)	(19)
Exercised	(66)	0	(10)	0	0	0	0	0	0

Balance at 09/30/2005	0	$50,000	$723	12,964	$113,600	$3,470	46	$0	$15

	Long-Term U.S. Government Fund			Low Duration Fund			Short-Term Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	796	$56,400	$1,557	0	$0	$0	378	$18,500	$169
Sales	4,018	0	1,767	18,323	55,700	5,105	0	1,692,800	2,507
Closing Buys	(863)	0	(341)	(7,524)	0	(2,323)	0	0	0
Expirations	0	0	0	0	0	0	0	(1,692,800)	(2,507)
Exercised	(234)	0	(32)	0	0	0	0	0	0

Balance at 09/30/2005	3,717	$56,400	$2,951	10,799	$55,700	$2,782	378	$18,500	$169

	Total Return Mortgage Fund
	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	768	$20,000	$479
Sales	0	11,400	161
Closing Buys	(699)	0	(180)
Expirations	0	0	0
Exercised	(69)	0	(10)

Balance at 09/30/2005	0	$31,400	$450

7. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Developing Local Markets Fund	$87	$(69)	$18
Diversified Income Fund	47,880	(9,770)	38,110
Emerging Markets Bond Fund	170,057	(2,150)	167,907
Floating Income Fund	12,622	(3,329)	9,293
Foreign Bond Fund (Unhedged)	3,874	(26,873)	(22,999)
Foreign Bond Fund (U.S. Dollar-Hedged)	105,760	(41,377)	64,383
Global Bond Fund (U.S. Dollar-Hedged)	4,740	(3,447)	1,293
GNMA Fund	157	(3,304)	(3,147)
High Yield Fund	265,353	(99,730)	165,623
Investment Grade Corporate Bond Fund	404	(473)	(69)
Long-Term U.S. Government Fund	6,943	(19,147)	(12,204)
Low Duration Fund	15,554	(77,505)	(61,951)
Money Market Fund	0	0	0
Short-Term Fund	6,334	(6,946)	(612)
Total Return Mortgage Fund	448	(5,451)	(5,003)

108  PIMCO Funds Semi-Annual Report  |  09.30.05

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

09.30.05  |  PIMCO Funds Semi-Annual Report  109

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

9. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund		Diversified Income Fund				Emerging Markets Bond Fund
	Period from 05/31/2005 to 09/30/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	168	$1,685	1,482	$16,439	2,955	$32,100	7,507	$83,307	13,510	$144,136
Class B	0	0	700	7,733	1,196	13,020	878	9,747	1,762	18,647
Class C	3	20	2,999	33,023	2,520	27,339	2,535	28,155	4,423	47,190
Other Classes	30,043	301,496	27,893	308,624	40,190	434,512	61,542	675,283	131,860	1,391,354

Issued as reinvestment of distributions
Class A	1	7	76	842	118	1,274	475	5,301	1,351	14,356
Class B	0	0	16	174	16	168	105	1,171	339	3,603
Class C	0	0	83	924	84	907	208	2,319	650	6,911
Other Classes	201	2,031	2,131	23,695	3,147	34,044	4,808	53,639	9,691	103,261

Cost of shares redeemed
Class A	(1)	(12)	(732)	(8,116)	(960)	(10,173)	(4,316)	(47,426)	(13,915)	(143,666)
Class B	0	0	(212)	(2,348)	(173)	(1,852)	(663)	(7,322)	(2,175)	(22,412)
Class C	0	0	(384)	(4,256)	(718)	(7,696)	(1,466)	(16,140)	(4,971)	(50,997)
Other Classes	(342)	(3,428)	(5,154)	(57,042)	(22,217)	(239,194)	(14,745)	(163,807)	(78,109)	(817,141)

Net increase resulting from Fund share transactions	30,073	$301,799	28,898	$319,692	26,158	$284,449	56,868	$624,227	64,416	$695,242

	GNMA Fund				High Yield Fund				Investment Grade Corporate Bond Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	631	$6,994	1,874	$20,668	16,457	$161,340	39,812	$385,964	456	$4,800	282	$3,007
Class B	105	1,160	495	5,456	1,716	16,808	6,322	61,203	0	0	0	0
Class C	155	1,730	796	8,809	5,374	52,677	14,117	136,691	268	2,825	145	1,540
Other Classes	2,793	30,977	36,584	405,750	136,967	1,338,459	233,539	2,262,109	518	5,424	2,190	23,268

Issued as reinvestment of distributions
Class A	93	1,032	172	1,903	2,298	22,515	5,101	49,469	6	60	4	39
Class B	36	400	68	749	949	9,294	2,183	21,161	0	0	0	0
Class C	42	463	83	918	1,538	15,060	3,708	35,947	3	28	1	14
Other Classes	507	5,622	995	11,014	13,848	135,756	24,377	236,657	53	562	155	1,646

Cost of shares redeemed
Class A	(866)	(9,599)	(2,541)	(28,038)	(21,584)	(210,571)	(71,537)	(693,318)	(13)	(134)	(35)	(369)
Class B	(527)	(5,836)	(1,374)	(15,151)	(10,176)	(99,243)	(21,487)	(208,073)	0	0	0	0
Class C	(807)	(8,943)	(2,057)	(22,683)	(17,807)	(173,504)	(43,810)	(424,134)	(15)	(161)	(13)	(137)
Other Classes	(28,957)	(320,578)	(17,843)	(195,930)	(71,909)	(701,224)	(277,080)	(2,690,110)	(695)	(7,296)	(2,177)	(22,996)

Net increase (decrease) resulting from Fund share transactions	(26,795)	$(296,578)	17,252	$193,465	57,671	$567,367	(84,755)	$(826,434)	581	$6,108	552	$6,012

110  PIMCO Funds Semi-Annual Report  |  09.30.05

	Floating Income Fund				Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2005		Period from 07/30/2004 to 03/31/2005		Six Months Ended 09/30/2005		Period from 07/30/2004 to 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	7,858	$80,571	22,104	$224,894	6,788	$72,171	17,879	$195,368	6,643	$71,154	12,561	$131,904	535	$5,438	1,337	$13,339
Class B	0	0	0	0	0	0	0	0	473	5,058	887	9,327	79	796	234	2,334
Class C	1,679	17,196	3,071	31,306	2,529	26,936	7,824	85,167	1,494	16,011	2,786	29,288	333	3,370	645	6,434
Other Classes	54,603	558,925	76,471	781,595	39,061	414,296	104,360	1,133,621	64,494	690,355	68,869	725,053	3,649	36,936	2,213	22,133

Issued as reinvestment of distributions
Class A	233	2,395	122	1,248	174	1,832	96	1,062	295	3,172	1,069	11,232	20	200	103	1,025
Class B	0	0	0	0	0	0	0	0	30	320	151	1,588	7	68	33	330
Class C	48	492	12	124	52	547	39	431	63	676	341	3,580	12	118	54	534
Other Classes	2,116	21,770	598	6,121	1,418	14,912	1,064	11,709	2,202	23,655	5,929	62,291	185	1,885	536	5,348

Cost of shares redeemed
Class A	(7,202)	(73,692)	(4,637)	(47,372)	(3,848)	(40,664)	(915)	(10,038)	(3,949)	(42,324)	(10,216)	(107,442)	(527)	(5,342)	(1,689)	(16,886)
Class B	0	0	0	0	0	0	0	0	(769)	(8,241)	(1,625)	(17,057)	(143)	(1,451)	(524)	(5,221)
Class C	(482)	(4,948)	(222)	(2,266)	(1,238)	(13,077)	(326)	(3,575)	(1,285)	(13,769)	(4,879)	(51,298)	(168)	(1,700)	(855)	(8,543)
Other Classes	(23,560)	(242,598)	(1,662)	(16,919)	(40,167)	(421,411)	(5,879)	(63,962)	(32,608)	(349,566)	(45,268)	(475,256)	(1,209)	(12,243)	(1,570)	(15,676)

Net increase resulting from Fund share transactions	35,293	$360,111	95,857	$978,731	4,769	$55,542	124,142	$1,349,783	37,083	$396,501	30,605	$323,210	2,773	$28,075	517	$5,151

	Long-Term U.S. Government Fund				Low Duration Fund				Money Market Fund				Short-Term Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	3,088	$34,567	5,080	$55,542	25,900	$262,398	86,921	$887,395	62,917	$62,917	196,224	$196,224	4,987	$49,971	26,329	$264,373
Class B	259	2,892	449	4,918	553	5,605	5,918	60,388	24,219	24,218	82,472	82,472	173	1,736	1,747	17,542
Class C	738	8,262	1,247	13,641	4,262	43,190	22,128	225,979	53,032	53,033	166,969	166,969	1,236	12,390	6,173	61,975
Other Classes	128,095	1,429,679	44,273	482,539	221,627	2,244,415	469,164	4,792,622	86,234	86,233	350,450	350,450	212,255	2,127,200	365,791	3,673,125

Issued as reinvestment of distributions
Class A	151	1,694	609	6,622	2,128	21,554	3,803	38,830	1,214	1,214	824	824	458	4,593	795	7,983
Class B	42	474	226	2,462	290	2,932	546	5,579	508	508	381	381	18	183	22	218
Class C	31	347	143	1,559	631	6,387	1,271	12,973	964	964	862	862	181	1,815	274	2,747
Other Classes	1,535	17,216	3,048	33,187	15,534	157,302	26,229	267,793	2,062	2,062	2,294	2,294	4,849	48,592	6,337	63,591

Cost of shares redeemed
Class A	(2,060)	(23,032)	(6,301)	(68,588)	(44,752)	(453,314)	(105,234)	(1,074,374)	(60,182)	(60,182)	(173,218)	(173,218)	(13,773)	(138,036)	(54,725)	(549,495)
Class B	(816)	(9,137)	(2,479)	(26,778)	(7,805)	(79,047)	(16,043)	(163,807)	(31,085)	(31,085)	(82,659)	(82,659)	(860)	(8,619)	(1,730)	(17,372)
Class C	(775)	(8,680)	(1,847)	(20,037)	(19,994)	(202,538)	(52,163)	(532,546)	(61,411)	(61,411)	(161,769)	(161,769)	(6,158)	(61,719)	(18,952)	(190,302)
Other Classes	(18,249)	(203,929)	(20,777)	(226,258)	(219,327)	(2,222,085)	(521,237)	(5,322,406)	(151,038)	(151,038)	(307,316)	(307,316)	(224,770)	(2,252,234)	(331,760)	(3,330,799)

Net increase (decrease) resulting from Fund share transactions	112,039	$1,250,353	23,671	$258,809	(20,953)	$(213,201)	(78,697)	$(801,574)	(72,566)	$(72,567)	75,514	$75,514	(21,404)	$(214,128)	301	$3,586

09.30.05  |  PIMCO Funds Semi-Annual Report  111

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

9. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Mortgage
	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	501	$5,356	994	$10,686
Class B	187	2,009	270	2,905
Class C	361	3,867	529	5,697
Other Classes	4,088	43,822	45,222	485,959

Issued as reinvestment of distributions
Class A	37	400	99	1,068
Class B	14	145	40	428
Class C	21	221	61	660
Other Classes	919	9,856	872	9,348

Cost of shares redeemed
Class A	(361)	(3,866)	(1,118)	(11,998)
Class B	(178)	(1,907)	(432)	(4,635)
Class C	(299)	(3,204)	(831)	(8,908)
Other Classes	(12,553)	(134,470)	(9,384)	(100,509)

Net increase (decrease) resulting from Fund share transactions	(7,263)	$(77,771)	36,322	$390,701

10. Subsequent Events

Effective October 1, 2005, the following Funds have new advisory and/or administrative fee rates:

Advisory Fees:

Fund Name	Classes	Current	New
Long-Term U.S. Government Fund	All	0.25%	0.225%

Administrative Fees:

Fund Name	Classes	Current	New
Developing Local Markets Fund	Institutional	0.50%	0.40%
	A, C and D	0.65%	0.55%
Low Duration Fund	A, B, C and R	0.40%	0.35%

112  PIMCO Funds Semi-Annual Report  |  09.30.05

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

09.30.05  |  PIMCO Funds Semi-Annual Report  113

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors. The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and

114  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

09.30.05  |  PIMCO Funds Semi-Annual Report  115

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO Long-Term U.S. Government

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International

PIMCO Global Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Developing Local Markets

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate Municipal Bond

PIMCO California Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn Strategy®

PIMCO RealEstateRealReturn Strategy

Equity-Related

PIMCO StocksPLUS®

PIMCO StocksPLUS® Total Return

PIMCO International StocksPLUS®

TR Strategy

PIMCO Fundamental IndexPLUS TR

Asset Allocation (Tactical)

PIMCO All Asset

PIMCO All Asset All Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

OCC Core Equity

PEA Equity Premium Strategy

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

PEA Opportunity

International Stock

NACM Global

RCM Global Small-Cap

RCM International

Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Global Healthcare

RCM Biotechnology

RCM Global Technology

Asset Allocation (Strategic)

AMM Asset Allocation

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read the prospectus carefully before you invest or send money.

*	As of 9/30/05 according to SimFunds.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ003SA_13264

PIMCO Funds

Semi-Annual Report

SEPTEMBER 30, 2005

Bond Funds Share Class D

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO GNMA Fund

PIMCO Total Return Mortgage Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

PIMCO Developing Local Markets Fund

TAX-EXEMPT

PIMCO Short Duration Municipal Income Fund

PIMCO Municipal Bond Fund

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO New York Municipal Bond Fund

REAL RETURN STRATEGY

PIMCO Real Return Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO International StocksPLUS® TR Strategy Fund

PIMCO Fundamental IndexPLUS TR Fund

ASSET ALLOCATION (TACTICAL)

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Semi-Annual Report  |  09.30.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this semi-annual report for the PIMCO Funds. At the end of the fiscal half-year on September 30, 2005, PIMCO Funds net assets stood at approximately $194 billion. During the six-month reporting period, PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

PIMCO Funds continues to develop investment alternatives to traditional stock and bond products, including two new Funds for individual investors which commenced operations during the six-month period. The PIMCO Developing Local Markets Fund utilizes PIMCO’s emerging markets expertise while investing primarily in local currency-denominated emerging market instruments on an unhedged basis. The PIMCO Fundamental IndexPLUS TR Fund employs a similar approach to the PIMCO StocksPLUS® Total Return Fund in that they both invest in equity derivatives backed by portfolios of actively managed fixed-income investments.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris
Chairman of the Board, PIMCO Funds
October 31, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share classes for the PIMCO Developing Local Markets, PIMCO Diversified Income, PIMCO Floating Income, PIMCO Foreign Bond (Unhedged), PIMCO Fundamental IndexPLUS TR, PIMCO International StocksPLUS® TR and PIMCO RealEstateRealReturn Strategy include the D share class. The oldest share class for PIMCO Real Return and PIMCO Emerging Markets Bond is Class A Shares. D Shares were first offered in 4/98 and 3/00, respectively. The oldest share class for the remaining Funds is the Institutional share class, and the D Shares were first offered in (month/year): PIMCO California Intermediate Municipal (1/00), PIMCO New York Municipal (1/00), PIMCO Short Duration Municipal (1/00), PIMCO California Municipal (8/00), PIMCO GNMA (5/01), PIMCO CommodityRealReturn Strategy® (11/02), PIMCO All Asset (4/03), PIMCO StocksPLUS® Total Return (7/03), PIMCO Investment Grade Corporate Bond (7/04) PIMCO All Asset All Authority (7/05) and all Funds not detailed above (4/98). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D shares. Those returns are calculated by adjusting the returns of the oldest share class to reflect the D shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted.

The Diversified Income Fund has changed its secondary benchmark from the 33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Index (the “Unconstrained Index”), 33% JPMorgan Emerging Markets Bond Index Global to the 33% Lehman Brothers Global Credit Aggregate Index, 33% Merrill Lynch US High Yield, BB-B Rated, Constrained Index (the “Constrained Index”), 33% JPMorgan Emerging Markets Bond Index Global. This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.

4  PIMCO Funds Semi-Annual Report  |  09.30.05

Important Information (Cont.)

The High Yield Fund has changed its primary benchmark from the Merrill Lynch US High Yield, BB-B Rated, Index (the “Unconstrained Index”) to the Merrill Lynch US High Yield, BB-B Rated, Constrained Index (the “Constrained Index”). This change was made for the reason stated on the previous page.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 04/01/05 to 09/30/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

PIMCO Funds Semi-Annual Report  |  09.30.05  5

AN ASSET ALLOCATION FUND

PIMCO All Asset Fund	Ticker Symbol: Class D: PASDX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Funds offered in the PIMCO Funds prospectuses except PIMCO All Asset All Authority Fund. PIMCO has identified 14 core Funds on which PIMCO All Asset Fund will focus.

•	For the six-month period ended September 30, 2005, the Fund’s Class D Shares outperformed the return of its primary benchmark, the Lehman Brothers U.S. TIPS 1–10 Year Index, by returning 5.86% versus the 2.91% return of the benchmark.

•	Alternative strategies were positive to tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPMorgan EMBI Global Index increased 10.10% over the six-month period.

•	An underweight to the International StocksPLUS® TR Strategy Fund for the entire period was a significant negative to tactical asset allocation as the MSCI EAFE Index rallied 16.60%.

•	An overweight to REITs was positive to tactical asset allocation as the Dow Jones Wilshire REIT Index returned 19.85% for the period.

•	Tactical allocations to the CommodityRealReturn Strategy Fund® were negative. An overweight in the first half of the period was negative as the Dow Jones-AIG Commodity Total Return Index declined 4.99%. A shift to an underweight in the second half of the period was also negative as the same Index subsequently rallied 17.60%, returning 11.73% for the six-month period ended September 30, 2005.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/02)
PIMCO All Asset Fund Class D	5.86%	10.15%	—	—	13.86%
Lehman Brothers U.S. TIPS 1-10 Year Index	2.91%	3.84%	—	—	6.91%
Consumer Price Index + 500 Basis Points	5.43%	10.02%	—	—	8.43%
Lipper Flexible Portfolio Fund Average	5.48%	11.66%	—	—	10.49%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,058.60	$1,020.61
Expenses Paid During Period	$4.59	$4.51

Expenses are equal to the expense ratio of 0.89% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, based upon the allocation of the Fund’s assets among the Underlying Funds which are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.60%. Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.34 for Class D Shares based upon the Fund’s actual performance and $4.26 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO All Asset D	Lehman Brothers U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis points
07/31/2002	10,000	10,000	10,000
08/31/2002	10,474	10,241	10,075
09/30/2002	10,547	10,493	10,134
10/31/2002	10,501	10,363	10,193
11/30/2002	10,785	10,268	10,235
12/31/2002	11,163	10,552	10,255
01/31/2003	11,239	10,638	10,343
02/28/2003	11,702	10,956	10,466
03/31/2003	11,455	10,896	10,573
04/30/2003	11,612	10,872	10,594
05/31/2003	12,254	11,193	10,621
06/30/2003	12,147	11,171	10,676
07/31/2003	11,594	10,817	10,732
08/31/2003	11,820	10,960	10,818
09/30/2003	12,204	11,254	10,898
10/31/2003	12,399	11,272	10,932
11/30/2003	12,512	11,238	10,948
12/31/2003	12,872	11,303	10,982
01/31/2004	13,052	11,411	11,081
02/29/2004	13,371	11,634	11,187
03/31/2004	13,602	11,790	11,306
04/30/2004	12,709	11,402	11,389
05/31/2004	13,006	11,543	11,503
06/30/2004	13,084	11,535	11,588
07/31/2004	13,105	11,678	11,618
08/31/2004	13,478	11,889	11,672
09/30/2004	13,690	11,901	11,745
10/31/2004	13,936	12,045	11,856
11/30/2004	14,097	12,003	11,912
12/31/2004	14,298	12,106	11,918
01/31/2005	14,208	12,075	11,992
02/28/2005	14,366	12,031	12,112
03/31/2005	14,245	12,009	12,257
04/30/2005	14,403	12,208	12,390
05/31/2005	14,595	12,261	12,429
06/30/2005	14,772	12,292	12,487
07/31/2005	14,817	12,112	12,597
08/31/2005	15,114	12,346	12,714
09/30/2005	15,079	12,358	12,922

PIMCO Funds Allocation*

Real Return Asset	14.9%
Long-Term U.S. Government	12.2%
Emerging Markets Bond	12.1%
High Yield	10.1%
Real Return	10.1%
Floating Income	8.7%
Other	31.9%

*	% of total investments as of September 30, 2005

6  PIMCO Funds Semi-Annual Report  |  09.30.05

AN ASSET ALLOCATION FUND

PIMCO All Asset All Authority Fund	Ticker Symbol: Class D: PAUDX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Funds offered in the PIMCO Funds prospectuses except PIMCO All Asset Fund. PIMCO has identified 14 core Funds on which PIMCO All Asset All Authority Fund will focus.

•	For the six-month period ended September 30, 2005, the Fund’s Class D Shares returned 6.85%, outperforming the 5.02% return of its primary benchmark, the S&P 500 Index, over the same period.

•	Alternative strategies were positive to tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPMorgan EMBI Global Index rallied 10.10% over the six-month period.

•	An underweight to international equities for the entire period was a significant negative to tactical asset allocation as the MSCI EAFE Index rallied 16.60% during the six-month period. Also, an allocation to the StocksPLUS® TR Short Strategy Fund was a significant negative as the S&P 500 Index returned 5.02%.

•	An overweight to REITs for most of the period was positive to tactical asset allocation as the Dow Jones Wilshire REIT Index returned 19.85% for the period.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (10/31/03)
PIMCO All Asset All Authority Fund Class D	6.85%	10.86%	—	—	11.17%
S&P 500 Index	5.02%	12.25%	—	—	10.45%
Consumer Price Index + 650 Basis Points	6.22%	11.67%	—	—	10.76%
Lipper Flexible Portfolio Fund Average	5.48%	11.66%	—	—	9.47%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (07/29/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,068.50	$1,003.63
Expenses Paid During Period	$5.31	$5.15

Expenses are equal to the expense ratio of 2.93% for Class D, multiplied by the average account value over the period, multiplied by 64/365 (to reflect the period since the Fund commenced operation on 07/29/05). The expense ratio excludes the expenses of the Underlying Funds, based upon the allocation of the Fund’s assets among the Underlying Funds which are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.69%. Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $5.22 for Class D Shares based upon the Fund’s actual performance and $5.06 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO All Asset All Authority D	S&P 500 Index	Consumer Price Index + 650 Basis points
10/31/2003	10,000	10,000	10,000
11/30/2003	10,095	10,088	10,027
12/31/2003	10,457	10,617	10,071
01/31/2004	10,575	10,812	10,174
02/29/2004	10,917	10,962	10,284
03/31/2004	11,099	10,797	10,406
04/30/2004	10,235	10,627	10,496
05/31/2004	10,433	10,773	10,614
06/30/2004	10,549	10,983	10,705
07/31/2004	10,503	10,619	10,747
08/31/2004	10,865	10,662	10,810
09/30/2004	11,053	10,778	10,892
10/31/2004	11,274	10,942	11,008
11/30/2004	11,423	11,385	11,074
12/31/2004	11,625	11,772	11,093
01/31/2005	11,521	11,485	11,176
02/28/2005	11,635	11,727	11,301
03/31/2005	11,468	11,519	11,451
04/30/2005	11,724	11,301	11,590
05/31/2005	11,870	11,661	11,641
06/30/2005	12,066	11,677	11,710
07/31/2005	12,005	12,111	11,828
08/31/2005	12,355	12,001	11,952
09/30/2005	12,255	12,098	12,163

PIMCO Funds Allocation*

Real Return Asset	15.2%
Long-Term U.S. Government	14.9%
Floating Income	10.0%
High Yield	9.9%
Emerging Markets Bond	9.2%
Real Return	7.8%
StocksPLUS® TR Short Strategy	7.6%
Total Return	6.4%
Other	19.0%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  7

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbol: Class D PCIDX

•	The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class D Shares returned 1.49% for the six-month period ended September 30, 2005, underperforming the benchmark Lehman Brothers California Intermediate Municipal Bond Index, which returned 2.37% for the same period.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, consisting of California municipal bond funds with average maturities between five and ten years, was 1.91% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the California municipal yield curve.

•	The Fund’s average credit quality was AA- at the end of the period, versus the benchmark’s average of AA2/AA3.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Class D Share SEC yield after fees at September 30, 2005, was 3.00%, or 5.10% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and an effective state tax rate of 6.05%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and California tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO CA Intermediate Municipal Bond Fund Class D	1.49%	2.30%	4.18%	—	4.66%
Lehman Brothers California Intermediate Municipal Bond Index	2.37%	2.61%	5.44%	—	5.57%
Lipper California Intermediate Municipal Debt Fund Average	1.91%	1.88%	4.54%	—	4.81%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,014.90	$1,020.76
Expenses Paid During Period	$4.34	$4.36

Expenses are equal to the expense ratio of 0.86% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.19 for Class D Shares based upon the Fund’s actual performance and $4.20 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO CA Intermediate Muni Bond D	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,067	10,064
10/31/1999	9,989	9,998
11/30/1999	10,071	10,080
12/31/1999	10,024	9,988
01/31/2000	10,052	10,044
02/29/2000	10,114	10,099
03/31/2000	10,292	10,248
04/30/2000	10,265	10,169
05/31/2000	10,311	10,197
06/30/2000	10,503	10,427
07/31/2000	10,638	10,569
08/31/2000	10,789	10,734
09/30/2000	10,754	10,672
10/31/2000	10,820	10,735
11/30/2000	10,870	10,783
12/31/2000	11,048	10,956
01/31/2001	11,225	11,151
02/28/2001	11,241	11,148
03/31/2001	11,344	11,199
04/30/2001	11,159	10,995
05/31/2001	11,350	11,187
06/30/2001	11,415	11,252
07/31/2001	11,551	11,436
08/31/2001	11,781	11,647
09/30/2001	11,766	11,614
10/31/2001	11,823	11,746
11/30/2001	11,770	11,613
12/31/2001	11,674	11,491
01/31/2002	11,835	11,726
02/28/2002	11,937	11,865
03/31/2002	11,771	11,580
04/30/2002	11,957	11,840
05/31/2002	12,053	11,956
06/30/2002	12,129	12,064
07/31/2002	12,175	12,209
08/31/2002	12,237	12,384
09/30/2002	12,449	12,671
10/31/2002	12,228	12,342
11/30/2002	12,233	12,345
12/31/2002	12,380	12,565
01/31/2003	12,312	12,494
02/28/2003	12,409	12,673
03/31/2003	12,377	12,688
04/30/2003	12,371	12,766
05/31/2003	12,542	13,058
06/30/2003	12,494	12,959
07/31/2003	12,175	12,514
08/31/2003	12,187	12,647
09/30/2003	12,469	13,043
10/31/2003	12,485	12,960
11/30/2003	12,631	13,039
12/31/2003	12,723	13,138
01/31/2004	12,765	13,226
02/29/2004	12,920	13,441
03/31/2004	12,844	13,369
04/30/2004	12,619	13,034
05/31/2004	12,532	13,026
06/30/2004	12,607	13,119
07/31/2004	12,714	13,245
08/31/2004	12,869	13,516
09/30/2004	12,896	13,555
10/31/2004	12,963	13,664
11/30/2004	12,950	13,567
12/31/2004	13,032	13,705
01/31/2005	13,062	13,796
02/28/2005	13,061	13,695
03/31/2005	12,998	13,586
04/30/2005	13,116	13,816
05/31/2005	13,103	13,869
06/30/2005	13,156	13,934
07/31/2005	13,140	13,831
08/31/2005	13,232	13,978
09/30/2005	13,193	13,909

Regional Breakdown*

California	82.1%
Puerto Rico	8.5%
Virgin Islands	4.6%
Other	4.8%

*	% of Total Investments as of September 30, 2005

8  PIMCO Funds Semi-Annual Report  |  09.30.05

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Municipal Bond Fund	Ticker Symbol: Class D: PCMDX

•	The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class D Shares returned 2.49% for the six-month period ended September 30, 2005, versus 3.03% for the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index.

•	The return for the Lipper California Municipal Debt Fund Average, consisting of California municipal bond funds with average maturities with average maturities of 10 years or greater, was 2.96% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the California municipal yield curve.

•	The Fund’s average credit quality was AA+ at the end of the period, versus the benchmark’s average of AAA/AAA.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Class D Share SEC yield after fees at September 30, 2005, was 2.90%, or 4.92% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and an effective state tax rate of 6.05%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and California tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/16/00)
PIMCO CA Municipal Bond Fund Class D	2.49%	4.74%	5.49%	—	6.17%
Lehman Brothers California Insured Municipal Bond Index	3.03%	4.48%	6.27%	—	7.14%
Lipper California Municipal Debt Fund Average	2.96%	4.52%	5.49%	—	6.34%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com

†	The Fund began operations on 05/16/00. Index comparisons began on 05/31/00.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,024.90	$1,020.81
Expenses Paid During Period	$4.31	$4.31

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.16 for Class D Shares based upon the Fund’s actual performance and $4.15 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO CA Municipal Bond D	Lehman Brothers California Insured Municipal Bond Index
05/31/2000	10,000	10,000
06/30/2000	10,207	10,321
07/31/2000	10,347	10,475
08/31/2000	10,490	10,715
09/30/2000	10,461	10,658
10/31/2000	10,520	10,748
11/30/2000	10,579	10,832
12/31/2000	10,794	11,114
01/31/2001	10,958	11,219
02/28/2001	11,040	11,238
03/31/2001	11,110	11,329
04/30/2001	10,825	11,114
05/31/2001	11,085	11,278
06/30/2001	11,184	11,328
07/31/2001	11,426	11,520
08/31/2001	11,640	11,813
09/30/2001	11,642	11,751
10/31/2001	11,783	11,906
11/30/2001	11,690	11,821
12/31/2001	11,615	11,699
01/31/2002	11,738	11,885
02/28/2002	11,901	12,014
03/31/2002	11,534	11,724
04/30/2002	11,749	11,949
05/31/2002	11,900	12,044
06/30/2002	12,033	12,136
07/31/2002	12,030	12,279
08/31/2002	12,139	12,477
09/30/2002	12,473	12,808
10/31/2002	12,158	12,496
11/30/2002	12,194	12,479
12/31/2002	12,441	12,740
01/31/2003	12,274	12,671
02/28/2003	12,422	12,870
03/31/2003	12,429	12,896
04/30/2003	12,484	13,017
05/31/2003	12,748	13,333
06/30/2003	12,667	13,228
07/31/2003	12,208	12,726
08/31/2003	12,260	12,808
09/30/2003	12,560	13,171
10/31/2003	12,586	13,140
11/30/2003	12,730	13,284
12/31/2003	12,863	13,402
01/31/2004	12,950	13,474
02/29/2004	13,171	13,711
03/31/2004	13,010	13,634
04/30/2004	12,689	13,271
05/31/2004	12,599	13,220
06/30/2004	12,687	13,288
07/31/2004	12,791	13,471
08/31/2004	13,005	13,765
09/30/2004	13,044	13,824
10/31/2004	13,148	13,966
11/30/2004	13,110	13,841
12/31/2004	13,294	14,029
01/31/2005	13,446	14,201
02/28/2005	13,420	14,128
03/31/2005	13,331	14,018
04/30/2005	13,527	14,269
05/31/2005	13,540	14,362
06/30/2005	13,658	14,455
07/31/2005	13,634	14,376
08/31/2005	13,755	14,545
09/30/2005	13,663	14,443

Regional Breakdown*

California	81.1%
Louisiana	4.5%
Virgin Islands	4.0%
New Jersey	3.1%
Short-Term Instruments	1.7%
Other	5.6%

*	% of Total Investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  9

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund®	Ticker Symbol: Class D: PCRDX

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	For the six-month period ended September 30, 2005, the Fund’s Class D Shares returned 12.66%, outperforming the 11.73% return of the benchmark Dow Jones-AIG Commodity Total Return Index.

•	Commodities rallied for the period due to gains in the second half of the period from tight oil supplies and the effects of hurricanes Katrina and Rita, which were felt across most commodities.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was the primary source of outperformance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	During the six-month period, 10-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	The Fund’s overweight to shorter maturity TIPS was negative for performance, as the real yield curve flattened 0.13% as measured by the difference in beginning-to-end-of-period two-year TIPS yield relative to the difference in beginning-to-end-of-period long-dated TIPS yield (for securities maturing in around 27 years).

•	The effective duration of the Fund was 6.94 years on September 30, 2005, compared to a duration of 6.63 years for the Lehman Brothers U.S. TIPS Index which serves as a proxy against which the TIPS portfolio underlying the commodity exposure can be measured.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive, as nominal yields in Europe fell more than in the U.S.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Class D	12.66%	21.92%	—	—	29.53%
Dow Jones-AIG Commodity Total Return Index	11.73%	19.59%	—	—	21.64%
Lipper Specialty Diversified Equity Fund Average	1.06%	0.77%	—	—	-2.56%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,126.60	$1,018.85
Expenses Paid During Period	$6.61	$6.28

Expenses are equal to the expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO CommodityRealReturn Strategy D	Dow Jones - AIG Commodity Total Return Index
06/30/2002	10,000	10,000
07/31/2002	10,316	9,946
08/31/2002	11,071	10,338
09/30/2002	11,772	10,727
10/31/2002	11,435	10,616
11/30/2002	11,450	10,646
12/31/2002	12,412	11,168
01/31/2003	13,388	12,027
02/28/2003	14,353	12,432
03/31/2003	12,905	11,494
04/30/2003	12,776	11,423
05/31/2003	14,074	12,090
06/30/2003	13,610	11,791
07/31/2003	13,029	11,862
08/31/2003	13,793	12,331
09/30/2003	14,249	12,341
10/31/2003	14,929	12,930
11/30/2003	14,962	12,890
12/31/2003	16,026	13,840
01/31/2004	16,462	14,091
02/29/2004	17,884	15,005
03/31/2004	18,685	15,469
04/30/2004	17,528	15,194
05/31/2004	18,102	15,452
06/30/2004	17,298	14,811
07/31/2004	17,779	15,073
08/31/2004	17,852	14,798
09/30/2004	19,057	15,811
10/31/2004	19,590	16,079
11/30/2004	19,312	15,886
12/31/2004	18,553	15,106
01/31/2005	18,703	15,264
02/28/2005	19,932	16,343
03/31/2005	20,622	16,925
04/30/2005	19,745	15,937
05/31/2005	19,645	15,814
06/30/2005	19,985	16,080
07/31/2005	20,422	16,801
08/31/2005	22,364	18,069
09/30/2005	23,237	18,909

Sector Breakdown*

U.S. Treasury Obligations**	87.3%
U.S. Government Agencies**	6.6%
Short-Term Instruments**	3.4%
Sovereign Issues**	0.8%
Other	1.9%

*	Percent of total investments as of September 30, 2005
**	Primarily serving as collateral for commodity-linked derivative positions.

10  PIMCO Funds Semi-Annual Report  |  09.30.05

AN INTERNATIONAL BOND FUND

PIMCO Developing Local Markets Fund	Ticker Symbol: Class D: PLMDX

•	The Fund Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, primarily in a portfolio of currencies or fixed-income instruments denominated in currencies of non-U.S. countries, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years.

•	Since inception on May 31, 2005 through September 30, 2005, the Fund’s Class D Shares returned 2.50%, underperforming its benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), which returned 2.59% over the same period.

•	An overweight position in Brazil contributed to relative returns, as strong economic fundamentals contributed to appreciation of the currency and high local rates provided attractive carry.*

•	An overweight to Chile also contributed to relative performance, as a solid and sustainable economic upswing supported a strong currency and increased the likelihood of higher interest rates.

•	An underweight to Turkey detracted from relative returns, as the currency appreciated and local securities provided high levels of yield.

•	An overweight to South Korea hurt returns, as positive carry* was not high enough to offset the weakness in the currency.

•	An overweight to Peru was negative for performance; recent hikes from the U.S. Federal Reserve decreased interest rate differentials, as well-contained inflation in Peru keeps rates relatively low. Low carry* versus offshore assets sparked selling from locals causing the currency to drop.

*	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

Cumulative Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (05/31/05)
PIMCO Developing Local Markets Fund Class D	—	—	—	—	2.50%
JPMorgan ELMI+ Index (Unhedged)	—	—	—	—	2.59%
Lipper International Income Fund Average	—	—	—	—	–0.42%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (05/31/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,025.00	$1,012.30
Expenses Paid During Period	$4.61	$4.58

Expenses are equal to the expense ratio of 1.35% for Class D, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since the Fund commenced operation on 05/31/05). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.55%. If this fee reduction had been in effect during the six- month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.27 for Class D Shares based upon the Fund’s actual performance and $ 4.24 based upon a hypothetical 5% return.

Sector Breakdown*

Short-Term Instruments	71.6%
Asset-Backed Securities	14.4%
Corporate Bonds & Notes	9.1%
Sovereign Issues	2.5%
Other	2.4%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  11

A CREDIT STRATEGY FUND

PIMCO Diversified Income Fund	Ticker Symbol: Class D: PDVDX

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class D Shares returned 5.69% over the six-month period ended September 30, 2005, outperforming the 3.67% return of the Lehman Brothers Global Credit Hedged USD Index and modestly underperforming the 5.73% return of its custom benchmark**.

•	Asset allocation among the three credit sectors, emerging market sovereign debt, global high yield credit and global investment grade credit, was an important driver of relative outperformance during the six-month period. Overweighting emerging markets, the top performing sector, was positive.

•	An overweight to Russia was positive; one of the strongest performers in the six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of a rating upgrade to BBB from BBB- by Fitch.

•	An overweight to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data

•	An underweight to Argentina was negative; the top performer in the third quarter, Argentina was supported by stronger than expected economic data and a favoring of higher yielding credits by investors.

•	An overweight to Ukraine hurt relative performance. Despite Fitch’s confirmation of its positive rating outlook, the bonds lagged the overall market due to the political concerns suffered in the third quarter.

•	Underweights to basic industrials and consumer cyclicals were positive, as those sectors underperformed most of the credit sectors.

•	An underweight to the banking sector hurt performance, as the sector outperformed the broader global corporate credit market during the six-month period.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/03)
PIMCO Diversified Income Fund Class D	5.69%	8.64%	—	—	10.64%
Lehman Brothers Global Credit Hedged USD Index	3.67%	5.68%	—	—	6.48%
33% Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, 33% JPMorgan Emerging Markets Bond Index Global**	5.73%	8.46%	—	—	10.06%
Lipper Multi-Sector Income Fund Average	2.97%	6.33%	—	—	8.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,056.90	$1,019.30
Expenses Paid During Period	$5.93	$5.82

Expenses are equal to the expense ratio of 1.15% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Diversified Income D	Lehman Brothers Global Credit Hedged USD	33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global
07/31/2003	10,000	10,000	10,000
08/31/2003	10,208	10,050	10,129
09/30/2003	10,497	10,297	10,412
10/31/2003	10,571	10,236	10,455
11/30/2003	10,700	10,279	10,547
12/31/2003	10,949	10,419	10,758
01/31/2004	11,025	10,498	10,848
02/29/2004	11,014	10,593	10,910
03/31/2004	11,164	10,680	11,061
04/30/2004	10,773	10,475	10,762
05/31/2004	10,674	10,399	10,633
06/30/2004	10,811	10,450	10,741
07/31/2004	10,982	10,559	10,933
08/31/2004	11,313	10,766	11,218
09/30/2004	11,461	10,842	11,350
10/31/2004	11,632	10,949	11,506
11/30/2004	11,708	10,975	11,562
12/31/2004	11,922	11,085	11,738
01/31/2005	11,975	11,156	11,798
02/28/2005	12,037	11,152	11,864
03/31/2005	11,782	11,053	11,643
04/30/2005	11,843	11,156	11,730
05/31/2005	12,088	11,298	11,956
06/30/2005	12,255	11,427	12,131
07/31/2005	12,273	11,400	12,146
08/31/2005	12,434	11,525	12,294
09/30/2005	12,453	11,458	12,311

Sector Breakdown*

Corporate Bonds & Notes	35.3%
Sovereign Issues	32.0%
Short-Term Instruments	15.3%
Foreign Currency-Denominated Issues	7.2%
U.S. Treasury Obligations	6.7%
Other	3.5%

*	% of total investments as of September 30, 2005
**	This benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Aggregate Credit Index, 33% Merrill Lynch Global High Yield, BB-B Rated, Constrained Index (the “Constrained Index”), and the JPM EMBI Global. It is not possible to invest directly in the index.

12  PIMCO Funds Semi-Annual Report  |  09.30.05

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund	Ticker Symbol: Class D: PEMDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Class D Shares returned 10.97% for the six-month period ended September 30, 2005, outperforming its index, the JPMorgan Emerging Markets Bond Index Global which returned 10.10%.

•	An overweight to Russia was positive for relative performance; as one of the strongest performers in the past six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of a rating upgrade to BBB from BBB- by Fitch.

•	An overweight to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An underweight position in the Philippines slightly helped performance, especially in the second quarter, when spreads spiked on political noise.

•	An underweight to Turkey added to relative returns. Turkey underperformed, as the situation regarding Turkey’s entry negotiations with the European Union still remains fluid.

•	An overweight to Ukraine hurt relative performance. Despite Fitch’s confirmation of its positive rating outlook, the bonds lagged the overall market due to political concerns in the third quarter.

•	An underweight to Argentina hurt returns; the top performer in the third quarter, Argentina was supported by stronger than expected economic data and a favoring of higher yielding credits by investors.

•	Despite U.S. dollar strength over the six-month period, modest emerging markets currency exposure was positive, as attractive carry* offset currency depreciation.

•	Below-benchmark duration was neutral, as yields fell in the second quarter but increased in the third quarter.

*	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	10.97%	15.47%	18.82%	—	13.65%
JPMorgan Emerging Markets Bond Index Global	10.10%	14.00%	12.26%	—	9.81%
Lipper Emerging Markets Debt Fund Average	11.36%	16.86%	15.56%	—	10.12%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,109.70	$1,018.80
Expenses Paid During Period	$6.61	$6.33

Expenses are equal to the expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Emerging Markets Bond D	JPMorgan Emerging Markets Global Index
07/31/1997	10,000	10,000
08/31/1997	9,879	9,952
09/30/1997	10,150	10,228
10/31/1997	8,992	9,144
11/30/1997	9,464	9,532
12/31/1997	9,703	9,765
01/31/1998	9,714	9,812
02/28/1998	9,988	10,071
03/31/1998	10,283	10,300
04/30/1998	10,306	10,324
05/31/1998	9,971	10,012
06/30/1998	9,641	9,758
07/31/1998	9,786	9,815
08/31/1998	7,056	7,132
09/30/1998	7,603	7,748
10/31/1998	7,999	8,243
11/30/1998	8,635	8,808
12/31/1998	8,529	8,637
01/31/1999	8,231	8,441
02/28/1999	8,393	8,524
03/31/1999	8,958	9,089
04/30/1999	9,703	9,648
05/31/1999	9,093	9,150
06/30/1999	9,364	9,501
07/31/1999	9,302	9,343
08/31/1999	9,283	9,349
09/30/1999	9,696	9,643
10/31/1999	10,006	9,984
11/30/1999	10,274	10,252
12/31/1999	10,754	10,726
01/31/2000	10,514	10,561
02/29/2000	11,133	11,128
03/31/2000	11,412	11,431
04/30/2000	11,193	11,220
05/31/2000	10,973	10,961
06/30/2000	11,485	11,471
07/31/2000	11,761	11,799
08/31/2000	12,169	12,175
09/30/2000	12,006	12,044
10/31/2000	11,802	11,800
11/30/2000	11,859	11,752
12/31/2000	12,276	12,271
01/31/2001	12,792	12,863
02/28/2001	12,745	12,692
03/31/2001	12,848	12,550
04/30/2001	12,922	12,489
05/31/2001	13,208	12,790
06/30/2001	13,606	12,985
07/31/2001	13,707	12,313
08/31/2001	14,407	12,864
09/30/2001	13,883	12,443
10/31/2001	14,463	12,450
11/30/2001	15,232	12,291
12/31/2001	15,685	12,438
01/31/2002	16,068	12,668
02/28/2002	16,795	13,143
03/31/2002	16,822	13,157
04/30/2002	17,043	13,287
05/31/2002	16,835	13,218
06/30/2002	15,650	12,551
07/31/2002	14,571	11,983
08/31/2002	15,753	12,860
09/30/2002	15,079	12,504
10/31/2002	16,342	13,274
11/30/2002	16,942	13,651
12/31/2002	17,630	14,070
01/31/2003	18,036	14,302
02/28/2003	18,779	14,759
03/31/2003	19,458	14,998
04/30/2003	20,721	15,852
05/31/2003	21,560	16,509
06/30/2003	21,472	16,508
07/31/2003	20,615	15,924
08/31/2003	21,252	16,311
09/30/2003	22,030	16,883
10/31/2003	22,217	16,966
11/30/2003	22,617	17,174
12/31/2003	23,280	17,679
01/31/2004	23,536	17,769
02/29/2004	23,430	17,832
03/31/2004	24,009	18,276
04/30/2004	22,283	17,284
05/31/2004	22,093	17,027
06/30/2004	22,493	17,277
07/31/2004	23,085	17,791
08/31/2004	24,234	18,525
09/30/2004	24,632	18,834
10/31/2004	25,033	19,136
11/30/2004	25,276	19,270
12/31/2004	26,027	19,753
01/31/2005	26,212	19,876
02/28/2005	26,392	20,009
03/31/2005	25,630	19,499
04/30/2005	26,124	19,807
05/31/2005	26,934	20,400
06/30/2005	27,387	20,762
07/31/2005	27,329	20,711
08/31/2005	27,941	21,113
09/30/2005	28,442	21,469

Country Allocation*

Brazil	26.6%
Short-Term Instruments	20.1%
Russia	14.5%
Mexico	12.2%
Other	26.6%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  13

A SHORT-DURATION BOND FUND

PIMCO Floating Income Fund	Ticker Symbol: Class D: PFIDX

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund’s Class D Shares returned 3.97% for the six-month period ended September 30, 2005, outperforming the benchmark 3-Month LIBOR Rate, which returned 1.67% for the same period.

•	The Fund benefited from exposure to a diversified portfolio of global credit securities including investment grade and high yield credits, and emerging market sovereign bonds.

•	The Fund’s exposure to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An emphasis on Russia was positive; as one of the strongest performers in the six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of a rating upgrade to BBB from BBB- by Fitch.

•	Allocations to broader corporate sectors were positive. The Fund’s exposure to banking, energy, and telecommunications boosted returns as these sectors gained over the six-month period.

•	Above-benchmark duration was neutral, as interest rates fell in the second quarter then rose in the third quarter.

•	A modest allocation in Japanese Yen detracted from performance, as the U.S. dollar generally strengthened against major currencies over the period.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (07/30/04)
PIMCO Floating Income Fund Class D	3.97%	6.66%	—	—	6.50%
3-Month LIBOR Rate	1.67%	2.83%	—	—	2.65%
Lipper Loan Participation Fund Average	2.19%	4.46%	—	—	4.26%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,039.70	$1,020.31
Expenses Paid During Period	$4.86	$4.81

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Floating Income Fund D	3 Month LIBOR Index
07/31/2004	10,000	10,000
08/31/2004	10,057	10,013
09/30/2004	10,093	10,026
10/31/2004	10,143	10,043
11/30/2004	10,236	10,059
12/31/2004	10,366	10,076
01/31/2005	10,371	10,098
02/28/2005	10,438	10,119
03/31/2005	10,356	10,141
04/30/2005	10,399	10,167
05/31/2005	10,482	10,193
06/30/2005	10,555	10,219
07/31/2005	10,631	10,249
08/31/2005	10,677	10,280
09/30/2005	10,767	10,310

Sector Breakdown*

Short-Term Instruments	22.6%
Sovereign Issues	20.6%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	20.2%
Bank Loan Obligations	10.6%
Other	5.7%

*	% of total investments as of September 30, 2005

14  PIMCO Funds Semi-Annual Report  |  09.30.05

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbol: Class D: PFBDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Class D Shares returned -4.05%, underperforming its benchmark, the JPMorgan Government Bond Indices Global ex-U.S. FX NY Index Unhedged in USD, which returned -3.81% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period and investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	–4.05%	2.48%	—	—	4.41%
JPMorgan Government Bond Indices Global ex-U.S. FX NY Index Unhedged in USD	–3.81%	2.73%	—	—	5.08%
Lipper International Income Fund Average	–1.05%	4.97%	—	—	6.14%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$959.50	$1,020.31
Expenses Paid During Period	$4.67	$4.81

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Foreign Bond (Unhedged) D	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD
04/30/2004	10,000	10,000
05/31/2004	10,066	10,104
06/30/2004	10,104	10,119
07/31/2004	9,983	10,006
08/31/2004	10,233	10,280
09/30/2004	10,374	10,443
10/31/2004	10,747	10,843
11/30/2004	11,235	11,312
12/31/2004	11,459	11,525
01/31/2005	11,209	11,306
02/28/2005	11,235	11,320
03/31/2005	11,081	11,153
04/30/2005	11,245	11,328
05/31/2005	10,878	10,969
06/30/2005	10,768	10,881
07/31/2005	10,666	10,760
08/31/2005	10,928	11,023
09/30/2005	10,633	10,727

Country Allocation*

United States	37.2%
Short-Term Instruments	16.3%
Germany	14.7%
France	12.4%
Japan	10.1%
Spain	4.8%
Other	4.5%

*	% of total investments as of September, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  15

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbol: Class D: PFODX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Class D Shares returned 3.10%, moderately underperforming its benchmark, the JPMorgan Government Bond Indices Global ex-U.S. Index Hedged in USD, which returned 3.47% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period and investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A tactical long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception † (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	3.10%	7.54%	6.61%	8.36%	8.14%
JPMorgan Government Bond Indices Global ex-U.S. Index Hedged in USD	3.47%	7.01%	5.76%	7.67%	7.71%
Lipper International Income Fund Average	–1.05%	4.97%	8.59%	6.34%	6.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,031.00	$1,020.31
Expenses Paid During Period	$4.84	$4.81

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Foreign Bond (US Hedged) D	JPMorgan GBI Global ex-US Index Hedged in USD
12/31/1992	10,000	10,000
01/31/1993	10,079	10,091
02/28/1993	10,297	10,274
03/31/1993	10,332	10,280
04/30/1993	10,328	10,281
05/31/1993	10,417	10,338
06/30/1993	10,660	10,549
07/31/1993	10,824	10,667
08/31/1993	11,083	10,889
09/30/1993	11,123	10,936
10/31/1993	11,284	11,082
11/30/1993	11,312	11,159
12/31/1993	11,590	11,390
01/31/1994	11,601	11,333
02/28/1994	11,290	11,078
03/31/1994	11,089	10,977
04/30/1994	10,981	10,899
05/31/1994	10,816	10,779
06/30/1994	10,613	10,669
07/31/1994	10,675	10,739
08/31/1994	10,566	10,636
09/30/1994	10,580	10,645
10/31/1994	10,617	10,687
11/30/1994	10,770	10,838
12/31/1994	10,696	10,813
01/31/1995	10,764	10,931
02/28/1995	10,831	11,072
03/31/1995	10,834	11,297
04/30/1995	11,095	11,477
05/31/1995	11,527	11,854
06/30/1995	11,453	11,814
07/31/1995	11,667	11,963
08/31/1995	11,885	12,067
09/30/1995	12,051	12,258
10/31/1995	12,248	12,395
11/30/1995	12,725	12,667
12/31/1995	12,909	12,785
01/31/1996	13,222	12,939
02/29/1996	12,936	12,787
03/31/1996	13,142	12,893
04/30/1996	13,456	13,047
05/31/1996	13,503	13,136
06/30/1996	13,651	13,245
07/31/1996	13,780	13,345
08/31/1996	14,113	13,522
09/30/1996	14,504	13,810
10/31/1996	14,858	14,038
11/30/1996	15,213	14,319
12/31/1996	15,289	14,339
01/31/1997	15,528	14,518
02/28/1997	15,607	14,611
03/31/1997	15,407	14,533
04/30/1997	15,546	14,690
05/31/1997	15,622	14,767
06/30/1997	15,931	15,018
07/31/1997	16,162	15,257
08/31/1997	16,091	15,275
09/30/1997	16,434	15,545
10/31/1997	16,237	15,645
11/30/1997	16,451	15,757
12/31/1997	16,686	15,962
01/31/1998	16,922	16,174
02/28/1998	17,072	16,318
03/31/1998	17,280	16,464
04/30/1998	17,336	16,548
05/31/1998	17,476	16,774
06/30/1998	17,560	16,847
07/31/1998	17,834	17,003
08/31/1998	17,686	17,338
09/30/1998	18,086	17,749
10/31/1998	17,706	17,722
11/30/1998	18,032	17,914
12/31/1998	18,279	17,892
01/31/1999	18,648	18,114
02/28/1999	18,460	17,993
03/31/1999	18,567	18,207
04/30/1999	18,801	18,438
05/31/1999	18,500	18,363
06/30/1999	18,268	18,078
07/31/1999	18,270	18,031
08/31/1999	18,133	18,063
09/30/1999	18,224	18,132
10/31/1999	18,300	18,176
11/30/1999	18,330	18,281
12/31/1999	18,484	18,336
01/31/2000	18,382	18,338
02/29/2000	18,586	18,473
03/31/2000	18,846	18,743
04/30/2000	18,907	18,844
05/31/2000	19,014	18,995
06/30/2000	19,151	19,086
07/31/2000	19,306	19,224
08/31/2000	19,281	19,227
09/30/2000	19,528	19,393
10/31/2000	19,571	19,550
11/30/2000	19,855	19,896
12/31/2000	20,218	20,117
01/31/2001	20,511	20,355
02/28/2001	20,622	20,530
03/31/2001	20,892	20,685
04/30/2001	20,759	20,545
05/31/2001	20,800	20,652
06/30/2001	20,781	20,765
07/31/2001	21,263	20,954
08/31/2001	21,446	21,130
09/30/2001	21,590	21,217
10/31/2001	22,119	21,605
11/30/2001	22,037	21,512
12/31/2001	21,931	21,334
01/31/2002	22,019	21,357
02/28/2002	22,061	21,377
03/31/2002	21,982	21,268
04/30/2002	22,208	21,440
05/31/2002	22,210	21,467
06/30/2002	22,461	21,745
07/31/2002	22,537	21,956
08/31/2002	22,698	22,219
09/30/2002	22,897	22,472
10/31/2002	22,884	22,463
11/30/2002	23,110	22,504
12/31/2002	23,519	22,828
01/31/2003	23,794	23,007
02/28/2003	24,058	23,165
03/31/2003	23,989	23,137
04/30/2003	24,080	23,188
05/31/2003	24,371	23,556
06/30/2003	24,308	23,434
07/31/2003	24,087	23,174
08/31/2003	23,983	23,007
09/30/2003	24,211	23,260
10/31/2003	24,017	23,043
11/30/2003	23,996	23,064
12/31/2003	24,247	23,280
01/31/2004	24,337	23,384
02/29/2004	24,624	23,607
03/31/2004	24,708	23,671
04/30/2004	24,659	23,485
05/31/2004	24,609	23,446
06/30/2004	24,607	23,416
07/31/2004	24,683	23,510
08/31/2004	24,920	23,843
09/30/2004	25,010	23,979
10/31/2004	25,197	24,131
11/30/2004	25,578	24,341
12/31/2004	25,744	24,492
01/31/2005	25,930	24,731
02/28/2005	25,841	24,612
03/31/2005	26,084	24,800
04/30/2005	26,384	25,113
05/31/2005	26,540	25,322
06/30/2005	26,792	25,595
07/31/2005	26,749	25,481
08/31/2005	26,934	25,688
09/30/2005	26,896	25,660

Country Allocation*

United States	39.3%
Germany	19.7%
Japan	12.4%
France	10.1%
Short-Term Instruments	8.2%
United Kingdom	2.9%
Spain	2.7%
Other	4.7%

*	% of total investments as of September 30, 2005

16  PIMCO Funds Semi-Annual Report  |  09.30.05

AN EQUITY-RELATED FUND

PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbol: Class D: PIXDX

•	The Fund seeks total return which exceeds that of the S&P 500 Index by purchasing derivatives linked to the Research Affiliates Fundamental 1000 Index, backed by a portfolio of short- and intermediate-term fixed-income instruments.

•	The Fund’s Class D Shares returned 2.44% since inception on June 30, 2005, through September 30, 2005, underperforming the 3.60% return of the S&P 500 Index. The Research Affiliates Fundamental 1000 Index returned 3.85% during the same time period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of U.S. interest rates hurt performance.

•	Mortgage-backed and asset-backed securities provided additional yield, which helped offset some of the negative price impact as rates moved higher.

Cumulative Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (06/30/05)
PIMCO Fundamental IndexPLUS TR Fund Class D	—	—	—	—	2.44%
S&P 500 Index	—	—	—	—	3.60%
Research Affiliates Fundamental 1000 Index	—	—	—	—	3.85%
Lipper Specialty Diversified Equity Fund Average	—	—	—	—	2.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (06/30/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,024.40	$1,009.81
Expenses Paid During Period	$2.97	$2.94

Expenses are equal to the expense ratio of 1.15% for Class D, multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since the Fund commenced operation on 06/30/05).

Sector Breakdown*

Short-Term Instruments**	56.6%
U.S. Government Agencies**	19.5%
Asset-Backed Securities**	11.7%
U.S. Treasury Obligations**	7.0%
Mortgage-Backed Securities**	2.8%
Other	2.4%

*	% of total investments as of September 30, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Funds Semi-Annual Report  |  09.30.05  17

A GOVERNMENT/MORTGAGE FUND

PIMCO GNMA Fund	Ticker Symbol: Class D: PGNDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	For the six-month period ended September 30, 2005, the Fund’s Class D Shares returned 1.93%, underperforming the 2.09% return of the benchmark Lehman Brothers GNMA Index.

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	Tactical adjustments to duration exposure, or sensitivity to changes in market interest rates, were neutral for performance as Treasury yields were volatile over the six-month period; ten-year rates ended the period at 4.32%, compared to 4.48% on March 31, 2005.

•	A consistent overweight to 30-year GNMA mortgages was neutral for returns, as performance varied throughout the six-month period, closing the period approximately equal with the index.

•	An underweight to 15-year issues was a slight negative; the shorter duration of these issues helped them weather the volatile interest rate environment.

•	Commercial mortgage-backed securities and asset-backed securities (“ABS”) aided returns as their more stable structures better withstood the market impact of hurricanes, $3 per gallon gas prices and a record level of ABS issuance.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO GNMA Fund Class D	1.93%	2.94%	6.59%	—	6.36%
Lehman Brothers GNMA Index	2.09%	3.38%	5.97%	—	6.04%
Lipper GNMA Fund Average	1.56%	2.29%	5.22%	—	5.22%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,019.30	$1,020.51
Expenses Paid During Period	$4.61	$4.61

Expenses are equal to the expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO GNMA D	Lehman Brothers GNMA Index
07/31/1997	10,000	10,000
08/31/1997	10,033	9,979
09/30/1997	10,217	10,111
10/31/1997	10,310	10,217
11/30/1997	10,331	10,248
12/31/1997	10,420	10,340
01/31/1998	10,500	10,440
02/28/1998	10,548	10,464
03/31/1998	10,558	10,508
04/30/1998	10,592	10,569
05/31/1998	10,668	10,641
06/30/1998	10,745	10,686
07/31/1998	10,774	10,746
08/31/1998	10,908	10,831
09/30/1998	11,036	10,959
10/31/1998	10,984	10,949
11/30/1998	10,939	11,011
12/31/1998	11,010	11,057
01/31/1999	11,090	11,135
02/28/1999	10,988	11,100
03/31/1999	11,116	11,167
04/30/1999	11,167	11,221
05/31/1999	11,242	11,164
06/30/1999	11,221	11,120
07/31/1999	11,229	11,047
08/31/1999	11,224	11,043
09/30/1999	11,345	11,221
10/31/1999	11,377	11,287
11/30/1999	11,367	11,292
12/31/1999	11,281	11,270
01/31/2000	11,381	11,168
02/29/2000	11,466	11,311
03/31/2000	11,644	11,489
04/30/2000	11,618	11,479
05/31/2000	11,632	11,521
06/30/2000	11,764	11,733
07/31/2000	11,840	11,795
08/31/2000	11,947	11,974
09/30/2000	12,029	12,085
10/31/2000	12,136	12,174
11/30/2000	12,408	12,346
12/31/2000	12,540	12,521
01/31/2001	12,738	12,725
02/28/2001	12,967	12,783
03/31/2001	13,103	12,859
04/30/2001	13,098	12,881
05/31/2001	13,234	12,988
06/30/2001	13,355	13,026
07/31/2001	13,670	13,249
08/31/2001	13,770	13,345
09/30/2001	13,962	13,527
10/31/2001	14,126	13,707
11/30/2001	14,034	13,593
12/31/2001	13,998	13,552
01/31/2002	14,146	13,687
02/28/2002	14,285	13,827
03/31/2002	14,135	13,696
04/30/2002	14,388	13,937
05/31/2002	14,472	14,029
06/30/2002	14,595	14,141
07/31/2002	14,775	14,306
08/31/2002	14,915	14,407
09/30/2002	14,999	14,525
10/31/2002	15,021	14,572
11/30/2002	15,047	14,585
12/31/2002	15,191	14,730
01/31/2003	15,214	14,768
02/28/2003	15,289	14,843
03/31/2003	15,287	14,853
04/30/2003	15,356	14,889
05/31/2003	15,382	14,889
06/30/2003	15,436	14,935
07/31/2003	15,136	14,688
08/31/2003	15,273	14,784
09/30/2003	15,496	14,997
10/31/2003	15,454	14,958
11/30/2003	15,537	15,009
12/31/2003	15,643	15,150
01/31/2004	15,738	15,226
02/29/2004	15,842	15,327
03/31/2004	15,871	15,390
04/30/2004	15,671	15,148
05/31/2004	15,633	15,116
06/30/2004	15,757	15,251
07/31/2004	15,872	15,374
08/31/2004	16,046	15,588
09/30/2004	16,077	15,621
10/31/2004	16,176	15,744
11/30/2004	16,138	15,707
12/31/2004	16,223	15,810
01/31/2005	16,295	15,900
02/28/2005	16,254	15,849
03/31/2005	16,234	15,819
04/30/2005	16,377	15,979
05/31/2005	16,475	16,095
06/30/2005	16,522	16,142
07/31/2005	16,469	16,081
08/31/2005	16,610	16,214
09/30/2005	16,547	16,149

Sector Breakdown*

U.S. Government Agencies	90.0%
Short-Term Instruments	9.0%
Other	1.0%

*	% of total investments as of September 30, 2005

18  PIMCO Funds Semi-Annual Report  |  09.30.05

A CREDIT STRATEGY FUND

PIMCO High Yield Fund	Ticker Symbol: Class D: PHYDX

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class D Shares returned 4.27% for the six month period ended September 30, 2005, outperforming the 3.73% return of the Merrill Lynch US High Yield, BB-B Rated, Constrained Index for the same period.

•	An overweight to telecom, one of the top-performing sectors, coupled with strong security selection in the industry category contributed significantly to outperformance over the period.

•	As construction activity slowed, placing building products among the worst-performing high-yield industries, an underweight to the sector helped relative performance.

•	The transportation sector underperformed over the period, weighed down by airlines. Our emphasis on higher-quality securitized bonds in the sector proved to be beneficial.

•	While an overweight to energy was positive, as the sector rallied alongside a surge in energy prices, security selection in the sector detracted from returns.

•	As metals and mining bonds outperformed over the period, an underweight to the sector was a negative for relative performance.

•	Exposure to emerging markets sovereign debt added significantly to returns as these bonds outperformed high yield by about 6.50%.

•	Modest exposure to BBB-rated issues was a detriment to relative performance, as these bonds underperformed the high-yield market by about 1.60% during the period.

•	An underweight to the finance sector detracted from returns as these bonds outperformed over the period.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (12/15/92)
PIMCO High Yield Fund Class D	4.27%	7.30%	7.00%	7.28%	8.42%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index	3.73%	6.10%	7.24%	6.91%	7.82%
Merrill Lynch US High Yield, BB-B Rated, Index	3.86%	6.22%	6.75%	6.68%	7.64%
Lipper High Current Yield Fund Average	3.19%	6.06%	5.80%	5.64%	6.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,042.70	$1,020.56
Expenses Paid During Period	$4.61	$4.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO High Yield D	Merrill Lynch US High Yield, BB-B Rated, Constrained Index	Merrill Lynch US High Yield, BB-B Rated, Index
12/31/1992	10,000	10,000	10,000
01/31/1993	10,224	10,241	10,241
02/28/1993	10,409	10,432	10,432
03/31/1993	10,616	10,611	10,611
04/30/1993	10,726	10,687	10,687
05/31/1993	10,801	10,824	10,824
06/30/1993	11,091	11,026	11,026
07/31/1993	11,167	11,132	11,132
08/31/1993	11,288	11,234	11,234
09/30/1993	11,341	11,289	11,289
10/31/1993	11,642	11,501	11,501
11/30/1993	11,728	11,554	11,554
12/31/1993	11,825	11,664	11,664
01/31/1994	12,074	11,910	11,910
02/28/1994	12,068	11,820	11,820
03/31/1994	11,703	11,438	11,438
04/30/1994	11,598	11,302	11,302
05/31/1994	11,679	11,258	11,258
06/30/1994	11,692	11,299	11,299
07/31/1994	11,798	11,383	11,383
08/31/1994	11,894	11,459	11,459
09/30/1994	11,972	11,452	11,452
10/31/1994	11,975	11,481	11,481
11/30/1994	11,923	11,389	11,389
12/31/1994	12,063	11,523	11,523
01/31/1995	12,177	11,699	11,700
02/28/1995	12,507	12,062	12,062
03/31/1995	12,686	12,224	12,224
04/30/1995	12,959	12,506	12,506
05/31/1995	13,331	12,904	12,904
06/30/1995	13,436	13,009	13,009
07/31/1995	13,612	13,138	13,138
08/31/1995	13,713	13,240	13,240
09/30/1995	13,901	13,394	13,394
10/31/1995	14,100	13,510	13,510
11/30/1995	14,267	13,646	13,646
12/31/1995	14,504	13,866	13,866
01/31/1996	14,735	14,070	14,070
02/29/1996	14,747	14,070	14,070
03/31/1996	14,626	14,025	14,025
04/30/1996	14,686	14,021	14,021
05/31/1996	14,731	14,112	14,112
06/30/1996	14,787	14,204	14,204
07/31/1996	14,914	14,295	14,295
08/31/1996	15,153	14,437	14,437
09/30/1996	15,502	14,760	14,760
10/31/1996	15,652	14,942	14,942
11/30/1996	15,987	15,242	15,243
12/31/1996	16,142	15,355	15,355
01/31/1997	16,303	15,472	15,478
02/28/1997	16,550	15,682	15,689
03/31/1997	16,328	15,468	15,466
04/30/1997	16,498	15,659	15,623
05/31/1997	16,869	16,001	15,950
06/30/1997	17,113	16,243	16,198
07/31/1997	17,550	16,685	16,652
08/31/1997	17,539	16,656	16,613
09/30/1997	17,830	16,927	16,891
10/31/1997	17,843	16,999	16,976
11/30/1997	18,009	17,150	17,130
12/31/1997	18,209	17,323	17,310
01/31/1998	18,516	17,579	17,565
02/28/1998	18,611	17,662	17,647
03/31/1998	18,752	17,815	17,798
04/30/1998	18,795	17,885	17,871
05/31/1998	18,888	18,019	17,994
06/30/1998	19,022	18,118	18,096
07/31/1998	19,218	18,231	18,209
08/31/1998	18,441	17,418	17,404
09/30/1998	18,670	17,532	17,523
10/31/1998	18,479	17,190	17,186
11/30/1998	19,254	17,997	17,989
12/31/1998	19,331	17,991	17,981
01/31/1999	19,582	18,190	18,180
02/28/1999	19,416	18,069	18,060
03/31/1999	19,571	18,271	18,263
04/30/1999	19,892	18,537	18,531
05/31/1999	19,506	18,354	18,342
06/30/1999	19,496	18,314	18,307
07/31/1999	19,543	18,337	18,334
08/31/1999	19,461	18,176	18,182
09/30/1999	19,467	18,152	18,155
10/31/1999	19,438	18,083	18,087
11/30/1999	19,700	18,298	18,304
12/31/1999	19,796	18,438	18,445
01/31/2000	19,701	18,350	18,356
02/29/2000	19,743	18,356	18,364
03/31/2000	19,342	18,071	18,081
04/30/2000	19,379	18,088	18,098
05/31/2000	19,276	17,896	17,907
06/30/2000	19,638	18,288	18,299
07/31/2000	19,788	18,378	18,390
08/31/2000	20,069	18,588	18,602
09/30/2000	20,003	18,422	18,437
10/31/2000	19,588	17,881	17,896
11/30/2000	19,212	17,250	17,265
12/31/2000	19,622	17,717	17,733
01/31/2001	20,424	18,823	18,841
02/28/2001	20,634	19,056	19,073
03/31/2001	20,387	18,710	18,727
04/30/2001	20,230	18,517	18,538
05/31/2001	20,454	18,803	18,820
06/30/2001	20,129	18,365	18,384
07/31/2001	20,437	18,636	18,657
08/31/2001	20,607	18,799	18,820
09/30/2001	19,774	17,666	17,683
10/31/2001	20,207	18,236	18,258
11/30/2001	20,563	18,831	18,857
12/31/2001	20,524	18,679	18,690
01/31/2002	20,561	18,772	18,782
02/28/2002	20,355	18,609	18,608
03/31/2002	20,528	19,017	19,009
04/30/2002	20,707	19,273	19,259
05/31/2002	20,533	19,244	19,223
06/30/2002	19,500	18,205	17,826
07/31/2002	18,375	17,559	17,132
08/31/2002	19,119	18,058	17,673
09/30/2002	18,645	17,819	17,405
10/31/2002	18,785	17,655	17,246
11/30/2002	19,938	18,681	18,249
12/31/2002	20,275	18,884	18,448
01/31/2003	20,778	19,299	18,862
02/28/2003	21,083	19,524	19,080
03/31/2003	21,596	19,963	19,512
04/30/2003	22,678	20,920	20,453
05/31/2003	22,900	21,061	20,590
06/30/2003	23,344	21,597	21,119
07/31/2003	22,812	21,256	20,769
08/31/2003	23,172	21,492	21,007
09/30/2003	23,680	22,033	21,528
10/31/2003	24,101	22,434	21,922
11/30/2003	24,326	22,719	22,202
12/31/2003	24,980	23,205	22,682
01/31/2004	25,187	23,505	22,975
02/29/2004	25,061	23,556	23,024
03/31/2004	25,184	23,765	23,228
04/30/2004	24,940	23,564	23,032
05/31/2004	24,586	23,186	22,663
06/30/2004	24,876	23,480	22,950
07/31/2004	25,261	23,850	23,312
08/31/2004	25,777	24,293	23,745
09/30/2004	26,156	24,621	24,065
10/31/2004	26,673	25,055	24,490
11/30/2004	26,839	25,208	24,639
12/31/2004	27,233	25,510	24,934
01/31/2005	27,233	25,529	24,952
02/28/2005	27,617	25,876	25,293
03/31/2005	26,913	25,183	24,612
04/30/2005	26,730	25,044	24,474
05/31/2005	27,348	25,500	24,921
06/30/2005	27,777	25,902	25,364
07/31/2005	28,107	26,207	25,707
08/31/2005	28,268	26,322	25,793
09/30/2005	28,061	26,122	25,562

Sector Breakdown*

Industrials	53.2%
Utilities	17.2%
Banking & Finance	12.6%
Sovereign Issues	5.6%
Other	11.4%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  19

AN EQUITY RELATED FUND

PIMCO International StocksPLUS® TR Strategy Fund	Ticker Symbol: Class D: PIPDX

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollars and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	The Fund’s Class D Shares returned 17.46% for the six-month period ended September 30, 2005, outperforming the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Hedged USD Index, which returned 16.60% during the same period.

•	Global developed equity markets benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging markets bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund Class D	17.46%	27.87%	—	—	20.09%
MSCI EAFE Hedged USD Index	16.60%	28.95%	—	—	19.37%
Lipper International Multi-Cap Core Fund Average	10.33%	25.56%	—	—	20.34%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,174.60	$1,018.25
Expenses Paid During Period	$7.41	$6.88

Expenses are equal to the expense ratio of 1.36% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $6.87 for Class D Shares based upon the Fund’s actual performance and $6.38 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO International StocksPLUS TR Strategy D	MSCI EAFE Hedged USD Index
10/31/2003	10,000	10,000
11/30/2003	10,070	10,022
12/31/2003	10,543	10,394
01/31/2004	10,697	10,532
02/29/2004	10,974	10,784
03/31/2004	11,071	10,795
04/30/2004	10,783	10,925
05/31/2004	10,701	10,764
06/30/2004	11,125	11,018
07/31/2004	10,847	10,758
08/31/2004	11,063	10,736
09/30/2004	11,158	10,889
10/31/2004	11,292	10,979
11/30/2004	11,487	11,269
12/31/2004	11,959	11,642
01/31/2005	12,040	11,732
02/28/2005	12,251	12,078
03/31/2005	12,146	12,042
04/30/2005	12,017	11,703
05/31/2005	12,484	12,164
06/30/2005	12,881	12,578
07/31/2005	13,243	13,047
08/31/2005	13,629	13,218
09/30/2005	14,267	14,040

Sector Breakdown*

U.S. Government Agencies**	50.1%
U.S. Treasury Obligations**	23.6%
Mortgage-Backed Securities**	8.5%
Other	17.8%

*	% of total investments as of September 30, 2005
**	Primarily serving as collateral for equity-linked derivative positions.

20  PIMCO Funds Semi-Annual Report  |  09.30.05

A CREDIT STRATEGY FUND

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbol: Class D: PBDDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities.

•	The Fund’s Class D Shares returned 2.69% for the six-month period ended September 30, 2005, outperforming its benchmark, the Lehman Brothers Credit Investment Grade Index, which returned 2.54% over the same period.

•	Duration positioning was a slight negative for the portfolio. In particular, our largest overweight of the six-month period coincided with an increase in rates.

•	A near-index quality profile was neutral for performance. However, small allocations to below-investment-grade securities added to returns, as lower-quality issues outperformed higher-quality investment-grade securities.

•	An emphasis on treasuries boosted performance as U.S. government securities mildly outperformed the overall investment-grade credit market.

•	An overweight to sovereigns contributed to excess returns. The sector outperformed, as emerging market credit fundamentals continued to improve.

•	A fairly neutral exposure to consumer cyclicals and an underweight to the automotive sector benefited the Fund’s returns.

•	An underweight to consumer non-cyclical sectors, especially pharmaceutical companies, slightly dampened returns as this industry outperformed.

•	Overall below-index exposure to non-corporate credits, including supranationals and foreign local governments, also hurt the portfolio.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class D	2.69%	3.04%	8.30%	—	8.75%
Lehman Brothers Credit Investment Grade Index	2.54%	2.74%	7.72%	—	8.12%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%	2.42%	5.99%	—	6.40%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com

†	The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,026.90	$1,020.56
Expenses Paid During Period	$4.57	$4.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Investment Grade Corp Bond D	Lehman Brothers Credit Investment Grade Index
04/30/2000	10,000	10,000
05/31/2000	10,026	9,963
06/30/2000	10,250	10,213
07/31/2000	10,357	10,337
08/31/2000	10,515	10,471
09/30/2000	10,578	10,527
10/31/2000	10,614	10,537
11/30/2000	10,825	10,674
12/31/2000	11,099	10,881
01/31/2001	11,251	11,179
02/28/2001	11,434	11,277
03/31/2001	11,458	11,346
04/30/2001	11,328	11,306
05/31/2001	11,425	11,410
06/30/2001	11,435	11,467
07/31/2001	11,848	11,766
08/31/2001	12,054	11,924
09/30/2001	11,900	11,906
10/31/2001	12,142	12,201
11/30/2001	12,087	12,095
12/31/2001	12,058	12,012
01/31/2002	12,106	12,114
02/28/2002	12,213	12,206
03/31/2002	12,137	11,980
04/30/2002	12,353	12,146
05/31/2002	12,396	12,307
06/30/2002	12,432	12,327
07/31/2002	12,313	12,321
08/31/2002	12,788	12,640
09/30/2002	12,745	12,880
10/31/2002	12,835	12,731
11/30/2002	13,017	12,896
12/31/2002	13,386	13,276
01/31/2003	13,477	13,319
02/28/2003	13,727	13,585
03/31/2003	13,765	13,595
04/30/2003	14,122	13,847
05/31/2003	14,594	14,283
06/30/2003	14,558	14,248
07/31/2003	13,843	13,641
08/31/2003	13,991	13,748
09/30/2003	14,496	14,228
10/31/2003	14,406	14,076
11/30/2003	14,493	14,141
12/31/2003	14,716	14,298
01/31/2004	14,861	14,443
02/29/2004	15,040	14,624
03/31/2004	15,198	14,766
04/30/2004	14,725	14,301
05/31/2004	14,582	14,200
06/30/2004	14,654	14,260
07/31/2004	14,829	14,436
08/31/2004	15,203	14,777
09/30/2004	15,293	14,860
10/31/2004	15,469	15,004
11/30/2004	15,343	14,853
12/31/2004	15,535	15,047
01/31/2005	15,638	15,166
02/28/2005	15,550	15,077
03/31/2005	15,347	14,889
04/30/2005	15,546	15,089
05/31/2005	15,773	15,300
06/30/2005	15,913	15,422
07/31/2005	15,759	15,267
08/31/2005	16,006	15,499
09/30/2005	15,760	15,267

Sector Breakdown*

Banking & Finance	27.7%
Industrials	26.5%
Short-Term Instruments	17.0%
Utilities	13.6%
U.S. Government Agencies	7.9%
Other	7.3%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  21

A SHORT-DURATION BOND FUND

PIMCO Low Duration Fund	Ticker Symbol: Class D: PLDDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class D Shares returned 1.12% for the six-month period ended September 30, 2005, moderately underperforming the 1.23% return of the benchmark Merrill Lynch 1–3 Year Treasury Index for the same period.

•	Above-index duration during the period had a neutral effect on performance. While extending duration during the second quarter helped returns as yields fell, longer-than-index duration detracted in the third quarter as rates moved higher.

•	The Fund’s broader-than-index curve positioning helped returns. Exposure to longer-maturity issues was beneficial as yields on two-year and longer maturities fell early in the period. Holdings of Eurodollar futures further enhanced returns.

•	The Fund’s emphasis on mortgage securities slightly detracted from returns as spreads to Treasuries widened during the period.
•	Holdings of shorter-maturity corporate bonds added to returns as spreads to Treasuries narrowed.

•	Exposure to emerging markets was positive for performance. This sector outperformed Treasuries benefiting from investors’ demand for higher-yielding securities and continued improvement in credit fundamentals.

•	Tactical exposure to European issues helped returns as they outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Low Duration Fund Class D	1.12%	1.21%	4.47%	5.38%	6.63%
Merrill Lynch 1–3 Year Treasury Index	1.23%	0.98%	4.08%	4.98%	6.16%
Lipper Short Investment Grade Debt Fund Average	1.28%	1.46%	3.81%	4.63%	5.78%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,011.20	$1,021.31
Expenses Paid During Period	$3.78	$3.80

Expenses are equal to the expense ratio of 0.76% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Low Duration D	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	10,000	10,000
06/30/1987	10,091	10,109
07/31/1987	10,125	10,158
08/31/1987	10,121	10,167
09/30/1987	10,094	10,127
10/31/1987	10,254	10,351
11/30/1987	10,367	10,414
12/31/1987	10,425	10,480
01/31/1988	10,595	10,648
02/29/1988	10,669	10,735
03/31/1988	10,733	10,756
04/30/1988	10,775	10,772
05/31/1988	10,797	10,756
06/30/1988	10,895	10,868
07/31/1988	10,950	10,876
08/31/1988	10,991	10,899
09/30/1988	11,090	11,026
10/31/1988	11,190	11,136
11/30/1988	11,201	11,106
12/31/1988	11,248	11,132
01/31/1989	11,339	11,219
02/28/1989	11,354	11,219
03/31/1989	11,395	11,270
04/30/1989	11,527	11,443
05/31/1989	11,761	11,614
06/30/1989	12,015	11,831
07/31/1989	12,188	12,006
08/31/1989	12,128	11,932
09/30/1989	12,187	12,003
10/31/1989	12,345	12,184
11/30/1989	12,454	12,299
12/31/1989	12,513	12,348
01/31/1990	12,502	12,358
02/28/1990	12,585	12,416
03/31/1990	12,649	12,457
04/30/1990	12,637	12,482
05/31/1990	12,847	12,673
06/30/1990	12,982	12,806
07/31/1990	13,121	12,966
08/31/1990	13,143	13,005
09/30/1990	13,212	13,111
10/31/1990	13,304	13,255
11/30/1990	13,460	13,386
12/31/1990	13,601	13,548
01/31/1991	13,724	13,672
02/28/1991	13,829	13,754
03/31/1991	13,943	13,846
04/30/1991	14,109	13,977
05/31/1991	14,216	14,062
06/30/1991	14,302	14,119
07/31/1991	14,457	14,242
08/31/1991	14,661	14,437
09/30/1991	14,848	14,593
10/31/1991	14,973	14,750
11/30/1991	15,132	14,903
12/31/1991	15,383	15,131
01/31/1992	15,392	15,107
02/29/1992	15,465	15,160
03/31/1992	15,469	15,154
04/30/1992	15,574	15,293
05/31/1992	15,729	15,432
06/30/1992	15,872	15,590
07/31/1992	16,078	15,765
08/31/1992	16,181	15,903
09/30/1992	16,338	16,055
10/31/1992	16,340	15,959
11/30/1992	16,345	15,933
12/31/1992	16,511	16,084
01/31/1993	16,663	16,251
02/28/1993	16,856	16,390
03/31/1993	16,947	16,439
04/30/1993	17,024	16,541
05/31/1993	17,039	16,495
06/30/1993	17,204	16,616
07/31/1993	17,259	16,655
08/31/1993	17,423	16,800
09/30/1993	17,486	16,855
10/31/1993	17,603	16,888
11/30/1993	17,616	16,892
12/31/1993	17,735	16,954
01/31/1994	17,828	17,063
02/28/1994	17,747	16,954
03/31/1994	17,666	16,870
04/30/1994	17,604	16,810
05/31/1994	17,581	16,834
06/30/1994	17,613	16,884
07/31/1994	17,773	17,029
08/31/1994	17,844	17,089
09/30/1994	17,814	17,050
10/31/1994	17,808	17,088
11/30/1994	17,808	17,012
12/31/1994	17,794	17,050
01/31/1995	17,954	17,288
02/28/1995	18,177	17,525
03/31/1995	18,246	17,623
04/30/1995	18,470	17,780
05/31/1995	18,801	18,091
06/30/1995	18,893	18,188
07/31/1995	18,895	18,263
08/31/1995	19,095	18,372
09/30/1995	19,261	18,461
10/31/1995	19,402	18,617
11/30/1995	19,623	18,782
12/31/1995	19,851	18,926
01/31/1996	19,992	19,087
02/29/1996	19,858	19,006
03/31/1996	19,844	18,989
04/30/1996	19,848	19,005
05/31/1996	19,862	19,044
06/30/1996	20,058	19,181
07/31/1996	20,121	19,256
08/31/1996	20,215	19,323
09/30/1996	20,496	19,498
10/31/1996	20,787	19,717
11/30/1996	21,064	19,868
12/31/1996	21,003	19,868
01/31/1997	21,173	19,962
02/28/1997	21,253	20,007
03/31/1997	21,162	20,000
04/30/1997	21,414	20,163
05/31/1997	21,589	20,301
06/30/1997	21,753	20,440
07/31/1997	22,099	20,665
08/31/1997	22,081	20,684
09/30/1997	22,271	20,841
10/31/1997	22,432	20,996
11/30/1997	22,492	21,047
12/31/1997	22,661	21,191
01/31/1998	22,829	21,396
02/28/1998	22,902	21,415
03/31/1998	22,996	21,502
04/30/1998	23,113	21,603
05/31/1998	23,256	21,718
06/30/1998	23,307	21,831
07/31/1998	23,412	21,933
08/31/1998	23,499	22,209
09/30/1998	23,971	22,503
10/31/1998	23,930	22,613
11/30/1998	24,064	22,594
12/31/1998	24,206	22,673
01/31/1999	24,308	22,763
02/28/1999	24,174	22,652
03/31/1999	24,375	22,810
04/30/1999	24,497	22,883
05/31/1999	24,414	22,868
06/30/1999	24,421	22,940
07/31/1999	24,419	23,012
08/31/1999	24,431	23,079
09/30/1999	24,609	23,229
10/31/1999	24,705	23,291
11/30/1999	24,806	23,335
12/31/1999	24,849	23,368
01/31/2000	24,814	23,359
02/29/2000	24,987	23,515
03/31/2000	25,165	23,661
04/30/2000	25,215	23,722
05/31/2000	25,286	23,820
06/30/2000	25,584	24,067
07/31/2000	25,733	24,219
08/31/2000	26,013	24,398
09/30/2000	26,138	24,573
10/31/2000	26,133	24,705
11/30/2000	26,331	24,939
12/31/2000	26,674	25,236
01/31/2001	27,103	25,552
02/28/2001	27,230	25,718
03/31/2001	27,451	25,933
04/30/2001	27,525	26,002
05/31/2001	27,743	26,149
06/30/2001	27,806	26,238
07/31/2001	28,273	26,532
08/31/2001	28,440	26,685
09/30/2001	28,716	27,124
10/31/2001	29,081	27,380
11/30/2001	28,778	27,321
12/31/2001	28,715	27,331
01/31/2002	28,979	27,386
02/28/2002	29,208	27,519
03/31/2002	28,977	27,333
04/30/2002	29,360	27,638
05/31/2002	29,545	27,749
06/30/2002	29,639	27,982
07/31/2002	29,767	28,323
08/31/2002	30,062	28,420
09/30/2002	30,227	28,655
10/31/2002	30,375	28,720
11/30/2002	30,469	28,634
12/31/2002	30,817	28,903
01/31/2003	30,900	28,900
02/28/2003	31,156	29,020
03/31/2003	31,222	29,073
04/30/2003	31,378	29,128
05/31/2003	31,532	29,237
06/30/2003	31,617	29,282
07/31/2003	31,095	29,122
08/31/2003	31,219	29,142
09/30/2003	31,588	29,406
10/31/2003	31,442	29,297
11/30/2003	31,471	29,282
12/31/2003	31,631	29,452
01/31/2004	31,736	29,512
02/29/2004	31,898	29,653
03/31/2004	31,977	29,746
04/30/2004	31,718	29,459
05/31/2004	31,699	29,431
06/30/2004	31,744	29,429
07/31/2004	31,893	29,536
08/31/2004	32,157	29,740
09/30/2004	32,135	29,714
10/31/2004	32,276	29,804
11/30/2004	32,205	29,657
12/31/2004	32,286	29,719
01/31/2005	32,244	29,709
02/28/2005	32,192	29,641
03/31/2005	32,163	29,643
04/30/2005	32,366	29,809
05/31/2005	32,473	29,921
06/30/2005	32,518	29,980
07/31/2005	32,440	29,895
08/31/2005	32,658	30,081
09/30/2005	32,527	30,006

Sector Breakdown*

Commercial Paper	39.3%
U.S. Government Agencies	21.0%
Mortgage-Backed Securities	10.1%
Asset-Backed Securities	8.7%
Repurchase Agreements	5.1%
Corporate Bonds & Notes	5.1%
Certificates of Deposit	3.2%
Other	7.5%

*	% of total investments as of September 30, 2005

22  PIMCO Funds Semi-Annual Report  |  09.30.05

A NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund	Ticker Symbol: Class D: PMBDX

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary object by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D Shares returned 2.42% for the six-month period ended September 30, 2005, underperforming the 2.80% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal bond funds with average maturities of 10 years or greater, was 2.50% for the period ended September 30, 2005.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the municipal yield curve.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA1/AA2.

•	Interest rate hedging strategies impeded returns, as long-term Treasury rates declined more than municipal rates.

•	The Fund’s Class D Share SEC yield after fees at September 30, 2005, was 3.27%, or 5.03% on a fully tax-adjusted basis with a federal tax rate of 35.0%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	2.42%	3.88%	5.65%	—	4.67%
Lehman Brothers General Municipal Bond Index	2.80%	4.05%	6.34%	—	5.53%
Lipper General Municipal Debt Fund Average	2.50%	3.49%	5.50%	—	4.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,024.20	$1,020.81
Expenses Paid During Period	$4.31	$4.31

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.16 for Class D Shares based upon the Fund’s actual performance and $4.15 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO Municipal Bond D	Lehman Brothers General Municipal Bond
12/31/1997	10,000	10,000
01/31/1998	10,115	10,103
02/28/1998	10,065	10,106
03/31/1998	10,070	10,115
04/30/1998	10,001	10,070
05/31/1998	10,196	10,229
06/30/1998	10,228	10,269
07/31/1998	10,236	10,295
08/31/1998	10,423	10,454
09/30/1998	10,560	10,584
10/31/1998	10,535	10,584
11/30/1998	10,560	10,621
12/31/1998	10,569	10,648
01/31/1999	10,706	10,775
02/28/1999	10,635	10,728
03/31/1999	10,641	10,742
04/30/1999	10,659	10,769
05/31/1999	10,578	10,707
06/30/1999	10,381	10,553
07/31/1999	10,399	10,591
08/31/1999	10,287	10,506
09/30/1999	10,270	10,511
10/31/1999	10,136	10,397
11/30/1999	10,238	10,507
12/31/1999	10,139	10,429
01/31/2000	10,078	10,384
02/29/2000	10,182	10,504
03/31/2000	10,411	10,734
04/30/2000	10,358	10,670
05/31/2000	10,309	10,615
06/30/2000	10,541	10,896
07/31/2000	10,668	11,048
08/31/2000	10,834	11,218
09/30/2000	10,824	11,160
10/31/2000	10,924	11,281
11/30/2000	10,895	11,367
12/31/2000	11,143	11,648
01/31/2001	11,242	11,763
02/28/2001	11,406	11,800
03/31/2001	11,529	11,906
04/30/2001	11,374	11,777
05/31/2001	11,592	11,904
06/30/2001	11,706	11,984
07/31/2001	11,903	12,161
08/31/2001	12,176	12,361
09/30/2001	12,027	12,320
10/31/2001	12,094	12,467
11/30/2001	12,057	12,362
12/31/2001	11,964	12,245
01/31/2002	12,224	12,457
02/28/2002	12,456	12,607
03/31/2002	12,215	12,360
04/30/2002	12,453	12,602
05/31/2002	12,572	12,678
06/30/2002	12,699	12,812
07/31/2002	12,774	12,978
08/31/2002	12,794	13,133
09/30/2002	13,003	13,421
10/31/2002	12,750	13,198
11/30/2002	12,700	13,144
12/31/2002	12,910	13,421
01/31/2003	12,857	13,387
02/28/2003	12,997	13,574
03/31/2003	12,959	13,582
04/30/2003	13,011	13,672
05/31/2003	13,283	13,992
06/30/2003	13,232	13,933
07/31/2003	12,849	13,445
08/31/2003	12,914	13,545
09/30/2003	13,224	13,943
10/31/2003	13,257	13,873
11/30/2003	13,427	14,018
12/31/2003	13,549	14,134
01/31/2004	13,586	14,215
02/29/2004	13,772	14,429
03/31/2004	13,630	14,379
04/30/2004	13,410	14,038
05/31/2004	13,333	13,987
06/30/2004	13,366	14,038
07/31/2004	13,493	14,223
08/31/2004	13,683	14,508
09/30/2004	13,712	14,585
10/31/2004	13,782	14,710
11/30/2004	13,772	14,589
12/31/2004	13,900	14,767
01/31/2005	13,955	14,905
02/28/2005	13,963	14,856
03/31/2005	13,907	14,762
04/30/2005	14,070	14,995
05/31/2005	14,067	15,101
06/30/2005	14,161	15,195
07/31/2005	14,199	15,126
08/31/2005	14,282	15,278
09/30/2005	14,245	15,176

Regional Breakdown*

Texas	11.8%
Illinois	10.0%
New Jersey	9.9%
New York	6.9%
California	6.0%
Wisconsin	4.5%
Washington	4.4%
Tennessee	3.8%
Florida	3.4%
Ohio	3.4%
Connecticut	3.1%
Other	32.8%

*	% of Total Investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  23

A STATE SPECIFIC TAX-EXEMPT BOND FUND

PIMCO New York Municipal Bond Fund	Ticker Symbol: Class D: PNYDX

•	The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Class D Shares returned 2.31% for the six-month period ended September 30, 2005, moderately underperforming the 2.62% return of the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York municipal bond funds with average maturities of 10 years or greater, was 2.62% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the New York municipal yield curve.

•	The Fund’s average credit quality was AA+ at the end of the period, versus the benchmark’s average of AAA/AAA.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Class D Share SEC yield after fees at September 30, 2005, was 2.83%, or 4.71% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and an effective state tax rate of 5.01%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and New York State tax rate, and also what the effective yield would be if this Fund was subject to the maximum Federal, and New York State and City tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high yield municipal bond funds helped this sector to rally more than the national market.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO NY Municipal Bond Fund Class D	2.31%	3.77%	6.26%	—	6.22%
Lehman Brothers New York Insured Municipal Bond Index	2.62%	3.88%	6.73%	—	6.58%
Lipper New York Municipal Debt Fund Average	2.62%	3.65%	5.65%	—	5.40%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,023.10	$1,020.81
Expenses Paid During Period	$4.31	$4.31

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.16 for Class D Shares based upon the Fund’s actual performance and $4.15 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO NY Muni Bond D	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,036	9,987
10/31/1999	9,954	9,848
11/30/1999	10,041	9,986
12/31/1999	10,001	9,883
01/31/2000	9,951	9,826
02/29/2000	10,013	9,973
03/31/2000	10,171	10,227
04/30/2000	10,110	10,129
05/31/2000	10,073	10,058
06/30/2000	10,315	10,385
07/31/2000	10,430	10,522
08/31/2000	10,641	10,708
09/30/2000	10,656	10,642
10/31/2000	10,784	10,777
11/30/2000	10,849	10,871
12/31/2000	11,062	11,212
01/31/2001	11,210	11,308
02/28/2001	11,295	11,318
03/31/2001	11,435	11,442
04/30/2001	11,344	11,329
05/31/2001	11,651	11,462
06/30/2001	11,743	11,527
07/31/2001	11,965	11,705
08/31/2001	12,271	11,901
09/30/2001	11,863	11,794
10/31/2001	11,953	11,951
11/30/2001	11,837	11,848
12/31/2001	11,766	11,724
01/31/2002	11,951	11,967
02/28/2002	12,202	12,131
03/31/2002	12,131	11,886
04/30/2002	12,387	12,139
05/31/2002	12,580	12,198
06/30/2002	12,721	12,330
07/31/2002	12,781	12,501
08/31/2002	12,814	12,677
09/30/2002	13,066	13,011
10/31/2002	12,908	12,807
11/30/2002	12,928	12,741
12/31/2002	13,076	13,036
01/31/2003	13,012	12,998
02/28/2003	13,115	13,191
03/31/2003	13,140	13,210
04/30/2003	13,181	13,340
05/31/2003	13,492	13,671
06/30/2003	13,477	13,591
07/31/2003	12,999	13,059
08/31/2003	13,134	13,175
09/30/2003	13,440	13,571
10/31/2003	13,414	13,494
11/30/2003	13,560	13,643
12/31/2003	13,672	13,764
01/31/2004	13,745	13,849
02/29/2004	13,942	14,062
03/31/2004	13,811	13,990
04/30/2004	13,540	13,642
05/31/2004	13,483	13,603
06/30/2004	13,518	13,641
07/31/2004	13,647	13,832
08/31/2004	13,850	14,102
09/30/2004	13,913	14,187
10/31/2004	13,989	14,322
11/30/2004	13,922	14,186
12/31/2004	14,129	14,374
01/31/2005	14,214	14,523
02/28/2005	14,167	14,465
03/31/2005	14,111	14,361
04/30/2005	14,291	14,598
05/31/2005	14,374	14,714
06/30/2005	14,463	14,811
07/31/2005	14,394	14,712
08/31/2005	14,525	14,869
09/30/2005	14,436	14,738

Regional Breakdown*

New York	85.8%
Puerto Rico	5.5%
Other	8.7%

*	% of Total Investments as of September 30, 2005

24  PIMCO Funds Semi-Annual Report  |  09.30.05

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund	Ticker Symbol: Class D: PRRDX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six-month period ended September 30, 2005, the Fund’s Class D Shares returned 2.85%, versus 3.07% for the Lehman Brothers U.S. TIPS Index.

•	For the six-month period, 10-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The 12-month CPI-U change for the period ended September 30, 2005, was 4.69%.

•	The effective duration of the Fund was 7.08 years on September 30, 2005, compared to a duration of 6.63 years for the benchmark.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive as nominal yields in Europe fell more than in the U.S.

•	Modest exposure to emerging markets bonds was positive to performance as spreads on emerging markets bonds narrowed relative to treasuries. The spread on the JPMorgan EMBI Global Bond Index narrowed 1.38% relative to Treasuries.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (01/29/97)
PIMCO Real Return Fund Class D	2.85%	5.34%	9.43%	—	8.09%
Lehman Brothers U.S. TIPS Index	3.07%	5.31%	9.53%	—	7.52%
Lipper Treasury Inflation Protected Securities Avg.	2.40%	4.53%	8.03%	—	6.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,028.50	$1,020.56
Expenses Paid During Period	$4.58	$4.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Real Return D	Lehman Brothers U.S. TIPS Index
01/31/1997	10,000	10,000
02/28/1997	10,031	10,033
03/31/1997	9,938	9,896
04/30/1997	9,996	9,956
05/31/1997	10,053	10,010
06/30/1997	10,028	9,978
07/31/1997	10,149	10,072
08/31/1997	10,167	10,103
09/30/1997	10,183	10,123
10/31/1997	10,308	10,227
11/30/1997	10,359	10,284
12/31/1997	10,302	10,241
01/31/1998	10,359	10,291
02/28/1998	10,344	10,282
03/31/1998	10,364	10,277
04/30/1998	10,417	10,315
05/31/1998	10,456	10,388
06/30/1998	10,489	10,414
07/31/1998	10,566	10,463
08/31/1998	10,570	10,486
09/30/1998	10,812	10,697
10/31/1998	10,865	10,721
11/30/1998	10,846	10,710
12/31/1998	10,796	10,646
01/31/1999	10,951	10,769
02/28/1999	10,923	10,693
03/31/1999	10,985	10,689
04/30/1999	11,163	10,760
05/31/1999	11,240	10,834
06/30/1999	11,223	10,841
07/31/1999	11,239	10,835
08/31/1999	11,293	10,854
09/30/1999	11,337	10,896
10/31/1999	11,355	10,918
11/30/1999	11,439	10,984
12/31/1999	11,369	10,896
01/31/2000	11,434	10,945
02/29/2000	11,514	11,047
03/31/2000	11,857	11,369
04/30/2000	12,004	11,520
05/31/2000	11,967	11,490
06/30/2000	12,123	11,635
07/31/2000	12,215	11,734
08/31/2000	12,327	11,821
09/30/2000	12,425	11,883
10/31/2000	12,554	12,026
11/30/2000	12,735	12,201
12/31/2000	12,851	12,332
01/31/2001	13,176	12,590
02/28/2001	13,417	12,803
03/31/2001	13,517	12,926
04/30/2001	13,617	12,998
05/31/2001	13,793	13,152
06/30/2001	13,774	13,136
07/31/2001	13,994	13,355
08/31/2001	14,029	13,374
09/30/2001	14,105	13,451
10/31/2001	14,415	13,770
11/30/2001	14,084	13,464
12/31/2001	13,912	13,306
01/31/2002	13,976	13,385
02/28/2002	14,202	13,588
03/31/2002	14,090	13,504
04/30/2002	14,504	13,873
05/31/2002	14,749	14,093
06/30/2002	14,950	14,293
07/31/2002	15,176	14,528
08/31/2002	15,734	15,049
09/30/2002	16,084	15,428
10/31/2002	15,595	15,016
11/30/2002	15,637	15,005
12/31/2002	16,214	15,510
01/31/2003	16,300	15,627
02/28/2003	16,857	16,212
03/31/2003	16,552	15,949
04/30/2003	16,516	15,908
05/31/2003	17,315	16,663
06/30/2003	17,163	16,493
07/31/2003	16,349	15,731
08/31/2003	16,669	16,013
09/30/2003	17,271	16,543
10/31/2003	17,311	16,633
11/30/2003	17,321	16,643
12/31/2003	17,512	16,813
01/31/2004	17,710	17,006
02/29/2004	18,126	17,398
03/31/2004	18,411	17,677
04/30/2004	17,562	16,819
05/31/2004	17,841	17,122
06/30/2004	17,845	17,130
07/31/2004	18,039	17,290
08/31/2004	18,485	17,753
09/30/2004	18,512	17,788
10/31/2004	18,716	17,966
11/30/2004	18,729	17,923
12/31/2004	19,034	18,236
01/31/2005	18,972	18,237
02/28/2005	18,917	18,159
03/31/2005	18,962	18,176
04/30/2005	19,309	18,523
05/31/2005	19,436	18,650
06/30/2005	19,491	18,729
07/31/2005	19,117	18,336
08/31/2005	19,545	18,759
09/30/2005	19,504	18,733

Sector Breakdown*

U.S. Treasury Obligations	83.7%
U.S. Government Agencies	8.8%
Corporate Bonds & Notes	1.9%
Other	5.6%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  25

A REAL RETURN STRATEGY FUND

PIMCO RealEstateRealReturn Strategy Fund	Ticker Symbol: Class D: PETDX

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	For the six-month period ended September 30, 2005, the Fund’s Class D Shares returned 20.83%, outperforming the 19.85% return of the benchmark Dow Jones Wilshire Real Estate Investment Trust Index.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the six-month period, 10-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The 12-month CPI-U change for the period ended September 30, 2005, was 4.69%.

•	The effective duration of the Fund was 8.69 years on September 30, 2005, compared to a duration of 8.18 years for the Lehman Brothers U.S. TIPS 5+ Years Index, which serves as a proxy against which the TIPS portfolio underlying the real estate exposure can be measured.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive, as nominal yields in Europe fell more than in the U.S.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class D	20.83%	31.47%	—	—	32.64%
Dow Jones Wilshire Real Estate Investment Trust Index	19.85%	29.01%	—	—	27.57%
Lipper Real Estate Fund Average	16.68%	26.03%	—	—	25.74%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,208.30	$1,018.85
Expenses Paid During Period	$6.86	$6.28

Expenses are equal to the expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $6.59 for Class D Shares based upon the Fund’s actual performance and $6.02 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO RealEstateReal Return Strategy D	Dow Jones Wilshire Real Estate Investment Trust Index
10/31/2003	10,000	10,000
11/30/2003	10,446	10,436
12/31/2003	10,861	10,768
01/31/2004	11,435	11,199
02/29/2004	11,904	11,383
03/31/2004	12,814	12,067
04/30/2004	10,274	10,302
05/31/2004	11,249	11,089
06/30/2004	11,574	11,414
07/31/2004	11,692	11,473
08/31/2004	13,006	12,420
09/30/2004	12,966	12,361
10/31/2004	13,765	13,047
11/30/2004	14,355	13,632
12/31/2004	15,373	14,340
01/31/2005	13,971	13,080
02/28/2005	14,322	13,491
03/31/2005	14,108	13,306
04/30/2005	15,220	14,092
05/31/2005	15,783	14,555
06/30/2005	16,615	15,321
07/31/2005	17,379	16,493
08/31/2005	17,134	15,878
09/30/2005	17,045	15,947

Sector Breakdown*

U.S. Treasury Obligations**	88.2%
U.S. Government Agencies**	4.3%
Short-Term Instruments**	2.8%
Corporate Bonds & Notes**	2.1%
Other	2.6%

*	% of total investments as of September 30, 2005
**	Primarily serving as collateral for real estate-linked derivative positions.

26  PIMCO Funds Semi-Annual Report  |  09.30.05

A NATIONAL SHORT DURATION TAX- EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund	Ticker Symbol: Class D: PSDDX

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D Shares returned 0.84% for the six-month period ended September 30, 2005, moderately underperforming the 1.14% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal bond funds with average maturities between one to five years, was 1.12% for the period.

•	The Fund’s effective duration was managed above that of the benchmark, helping performance as yields declined across most municipal maturities.

•	The Fund’s average credit quality was AAA at the end of the period, versus the benchmark’s average of AA1/AA2.

•	Interest rate hedging strategies impeded returns, as Treasury rates declined more than municipal rates.

•	The Fund’s Class D Share SEC yield after fees at September 30, 2005 was 2.97%, or 4.57% on a fully tax-adjusted basis, with a federal tax rate of 35.0%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO Short Duration Municipal Bond Fund Class D	0.84%	0.84%	2.42%	—	2.72%
Lehman Brothers 1-Year Municipal Bond Index	1.14%	1.16%	3.02%	—	3.25%
Lipper Short Municipal Debt Fund Average	1.12%	1.16%	2.93%	—	3.08%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,008.40	$1,021.56
Expenses Paid During Period	$3.52	$3.55

Expenses are equal to the expense ratio of 0.70% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Short-Duration Municipal Income D	Lehman Brothers 1 Year Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,027	10,034
10/31/1999	10,047	10,056
11/30/1999	10,076	10,087
12/31/1999	10,099	10,095
01/31/2000	10,137	10,133
02/29/2000	10,152	10,164
03/31/2000	10,195	10,208
04/30/2000	10,207	10,232
05/31/2000	10,222	10,249
06/30/2000	10,288	10,333
07/31/2000	10,339	10,391
08/31/2000	10,396	10,444
09/30/2000	10,445	10,467
10/31/2000	10,512	10,517
11/30/2000	10,537	10,556
12/31/2000	10,644	10,635
01/31/2001	10,700	10,761
02/28/2001	10,748	10,796
03/31/2001	10,786	10,852
04/30/2001	10,779	10,873
05/31/2001	10,842	10,949
06/30/2001	10,917	10,992
07/31/2001	10,973	11,041
08/31/2001	11,077	11,108
09/30/2001	11,057	11,162
10/31/2001	11,102	11,211
11/30/2001	11,114	11,221
12/31/2001	11,130	11,249
01/31/2002	11,185	11,340
02/28/2002	11,236	11,381
03/31/2002	11,206	11,302
04/30/2002	11,268	11,387
05/31/2002	11,316	11,437
06/30/2002	11,342	11,493
07/31/2002	11,346	11,536
08/31/2002	11,369	11,574
09/30/2002	11,381	11,600
10/31/2002	11,322	11,583
11/30/2002	11,354	11,608
12/31/2002	11,413	11,682
01/31/2003	11,444	11,709
02/28/2003	11,467	11,739
03/31/2003	11,442	11,739
04/30/2003	11,428	11,752
05/31/2003	11,492	11,790
06/30/2003	11,493	11,805
07/31/2003	11,452	11,801
08/31/2003	11,479	11,816
09/30/2003	11,562	11,871
10/31/2003	11,591	11,858
11/30/2003	11,641	11,870
12/31/2003	11,657	11,883
01/31/2004	11,663	11,908
02/29/2004	11,738	11,950
03/31/2004	11,653	11,951
04/30/2004	11,626	11,923
05/31/2004	11,609	11,904
06/30/2004	11,608	11,916
07/31/2004	11,656	11,962
08/31/2004	11,680	12,013
09/30/2004	11,680	12,006
10/31/2004	11,669	12,006
11/30/2004	11,693	11,991
12/31/2004	11,705	12,009
01/31/2005	11,649	12,019
02/28/2005	11,685	12,017
03/31/2005	11,677	12,008
04/30/2005	11,681	12,031
05/31/2005	11,626	12,046
06/30/2005	11,641	12,096
07/31/2005	11,707	12,103
08/31/2005	11,693	12,122
09/30/2005	11,776	12,145

Regional Breakdown*

New York	16.0%
Texas	10.5%
Washington	8.3%
Michigan	8.2%
Massachusetts	6.4%
Illinois	5.4%
Other	45.2%

*	% of Total Investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  27

A SHORT-DURATION BOND FUND

PIMCO Short-Term Fund	Ticker Symbol: Class D: PSHDX

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class D Shares returned 1.38% for the six-month period ended September 30, 2005, underperforming the Citigroup 3-Month Treasury Bill Index return of 1.49% for the same period.

•	Above-benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages enhanced returns primarily due to the yield premiums provided by these holdings.

•	A corporate emphasis was slightly positive, as security selection added to returns and spreads tightened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value as improving credit fundamentals boosted demand and spreads narrowed.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (10/07/87)
PIMCO Short-Term Fund Class D	1.38%	2.20%	3.08%	4.59%	5.27%
Citigroup 3-Month Treasury Bill Index	1.49%	2.52%	2.35%	3.77%	4.63%
Lipper Ultra-Short Obligations Fund Average	1.42%	2.17%	2.97%	4.33%	4.68%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,013.80	$1,021.31
Expenses Paid During Period	$3.79	$3.80

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Short Term D	Citigroup 3 Month Treasury Bill Index
10/31/1987	10,000	10,000
11/30/1987	10,056	10,048
12/31/1987	10,114	10,095
01/31/1988	10,181	10,142
02/29/1988	10,222	10,190
03/31/1988	10,276	10,238
04/30/1988	10,330	10,287
05/31/1988	10,386	10,340
06/30/1988	10,443	10,395
07/31/1988	10,495	10,452
08/31/1988	10,560	10,513
09/30/1988	10,627	10,576
10/31/1988	10,718	10,640
11/30/1988	10,787	10,707
12/31/1988	10,849	10,777
01/31/1989	10,925	10,850
02/28/1989	11,000	10,926
03/31/1989	11,093	11,005
04/30/1989	11,176	11,087
05/31/1989	11,275	11,170
06/30/1989	11,358	11,248
07/31/1989	11,452	11,326
08/31/1989	11,511	11,403
09/30/1989	11,588	11,477
10/31/1989	11,695	11,555
11/30/1989	11,771	11,630
12/31/1989	11,837	11,707
01/31/1990	11,892	11,784
02/28/1990	11,964	11,855
03/31/1990	12,042	11,934
04/30/1990	12,090	12,012
05/31/1990	12,202	12,094
06/30/1990	12,280	12,172
07/31/1990	12,364	12,253
08/31/1990	12,428	12,333
09/30/1990	12,509	12,408
10/31/1990	12,603	12,486
11/30/1990	12,702	12,560
12/31/1990	12,803	12,634
01/31/1991	12,893	12,706
02/28/1991	12,962	12,768
03/31/1991	13,020	12,834
04/30/1991	13,100	12,896
05/31/1991	13,172	12,959
06/30/1991	13,219	13,019
07/31/1991	13,296	13,081
08/31/1991	13,379	13,142
09/30/1991	13,452	13,201
10/31/1991	13,528	13,259
11/30/1991	13,561	13,311
12/31/1991	13,615	13,361
01/31/1992	13,665	13,407
02/29/1992	13,691	13,449
03/31/1992	13,716	13,495
04/30/1992	13,772	13,539
05/31/1992	13,814	13,583
06/30/1992	13,868	13,625
07/31/1992	13,923	13,666
08/31/1992	13,958	13,705
09/30/1992	13,994	13,739
10/31/1992	14,008	13,774
11/30/1992	14,025	13,808
12/31/1992	14,066	13,845
01/31/1993	14,112	13,882
02/28/1993	14,149	13,914
03/31/1993	14,214	13,949
04/30/1993	14,262	13,983
05/31/1993	14,318	14,019
06/30/1993	14,374	14,054
07/31/1993	14,425	14,091
08/31/1993	14,463	14,127
09/30/1993	14,499	14,163
10/31/1993	14,550	14,199
11/30/1993	14,604	14,235
12/31/1993	14,672	14,273
01/31/1994	14,697	14,310
02/28/1994	14,713	14,345
03/31/1994	14,690	14,385
04/30/1994	14,713	14,428
05/31/1994	14,724	14,476
06/30/1994	14,791	14,525
07/31/1994	14,861	14,578
08/31/1994	14,919	14,632
09/30/1994	14,935	14,687
10/31/1994	14,974	14,747
11/30/1994	14,986	14,809
12/31/1994	15,050	14,878
01/31/1995	15,126	14,947
02/28/1995	15,265	15,013
03/31/1995	15,298	15,087
04/30/1995	15,462	15,159
05/31/1995	15,618	15,234
06/30/1995	15,670	15,306
07/31/1995	15,764	15,380
08/31/1995	15,836	15,453
09/30/1995	15,984	15,523
10/31/1995	16,099	15,594
11/30/1995	16,248	15,663
12/31/1995	16,386	15,734
01/31/1996	16,465	15,805
02/29/1996	16,495	15,870
03/31/1996	16,548	15,937
04/30/1996	16,625	16,003
05/31/1996	16,712	16,071
06/30/1996	16,804	16,139
07/31/1996	16,851	16,209
08/31/1996	16,957	16,280
09/30/1996	17,120	16,350
10/31/1996	17,257	16,421
11/30/1996	17,412	16,490
12/31/1996	17,480	16,561
01/31/1997	17,583	16,633
02/28/1997	17,662	16,698
03/31/1997	17,671	16,770
04/30/1997	17,772	16,842
05/31/1997	17,900	16,916
06/30/1997	18,018	16,987
07/31/1997	18,158	17,061
08/31/1997	18,213	17,134
09/30/1997	18,335	17,207
10/31/1997	18,377	17,282
11/30/1997	18,460	17,355
12/31/1997	18,563	17,430
01/31/1998	18,673	17,507
02/28/1998	18,738	17,576
03/31/1998	18,863	17,654
04/30/1998	18,950	17,729
05/31/1998	19,036	17,806
06/30/1998	19,100	17,879
07/31/1998	19,215	17,955
08/31/1998	19,223	18,031
09/30/1998	19,351	18,105
10/31/1998	19,425	18,178
11/30/1998	19,491	18,245
12/31/1998	19,573	18,312
01/31/1999	19,649	18,380
02/28/1999	19,730	18,443
03/31/1999	19,870	18,514
04/30/1999	19,961	18,582
05/31/1999	19,965	18,653
06/30/1999	20,035	18,723
07/31/1999	20,105	18,796
08/31/1999	20,171	18,870
09/30/1999	20,262	18,944
10/31/1999	20,360	19,021
11/30/1999	20,455	19,098
12/31/1999	20,537	19,180
01/31/2000	20,584	19,264
02/29/2000	20,704	19,346
03/31/2000	20,838	19,437
04/30/2000	20,915	19,528
05/31/2000	21,028	19,624
06/30/2000	21,159	19,716
07/31/2000	21,269	19,811
08/31/2000	21,403	19,909
09/30/2000	21,527	20,008
10/31/2000	21,622	20,113
11/30/2000	21,797	20,216
12/31/2000	21,971	20,322
01/31/2001	22,123	20,427
02/28/2001	22,269	20,515
03/31/2001	22,369	20,606
04/30/2001	22,434	20,685
05/31/2001	22,609	20,760
06/30/2001	22,647	20,827
07/31/2001	22,803	20,892
08/31/2001	22,883	20,956
09/30/2001	22,986	21,016
10/31/2001	23,071	21,071
11/30/2001	23,104	21,116
12/31/2001	23,143	21,153
01/31/2002	23,194	21,186
02/28/2002	23,222	21,214
03/31/2002	23,219	21,246
04/30/2002	23,270	21,276
05/31/2002	23,324	21,308
06/30/2002	23,305	21,338
07/31/2002	23,193	21,369
08/31/2002	23,346	21,400
09/30/2002	23,400	21,429
10/31/2002	23,459	21,459
11/30/2002	23,658	21,487
12/31/2002	23,736	21,512
01/31/2003	23,836	21,536
02/28/2003	23,950	21,556
03/31/2003	23,988	21,577
04/30/2003	24,072	21,598
05/31/2003	24,133	21,619
06/30/2003	24,162	21,639
07/31/2003	24,075	21,657
08/31/2003	24,103	21,675
09/30/2003	24,226	21,692
10/31/2003	24,209	21,709
11/30/2003	24,212	21,726
12/31/2003	24,280	21,743
01/31/2004	24,302	21,761
02/29/2004	24,367	21,777
03/31/2004	24,416	21,794
04/30/2004	24,365	21,811
05/31/2004	24,384	21,828
06/30/2004	24,406	21,846
07/31/2004	24,433	21,867
08/31/2004	24,482	21,890
09/30/2004	24,509	21,916
10/31/2004	24,563	21,946
11/30/2004	24,595	21,977
12/31/2004	24,636	22,013
01/31/2005	24,673	22,053
02/28/2005	24,686	22,091
03/31/2005	24,708	22,138
04/30/2005	24,779	22,186
05/31/2005	24,854	22,239
06/30/2005	24,884	22,291
07/31/2005	24,943	22,347
08/31/2005	25,031	22,407
09/30/2005	25,048	22,468

Sector Breakdown*

Short-Term Instruments	48.9%
U.S. Government Agencies	19.2%
Corporate Bonds & Notes	13.3%
Mortgage-Backed Securities	6.7%
Asset-Backed Securities	6.4%
Other	5.5%

*	% of total investments as of September 30, 2005

28  PIMCO Funds Semi-Annual Report  |  09.30.05

AN EQUITY-RELATED FUND

PIMCO StocksPLUS® Fund	Ticker Symbol: Class D: PSPDX

•	The Fund seeks total return which exceeds that of the S&P 500 Index by investing, under normal circumstances, substantially all of its assets in S&P 500 Index derivatives, backed by a short duration portfolio of fixed-income instruments.

•	The Fund’s Class D Shares returned 4.05% for the six-month period ended September 30, 2005, underperforming the S&P 500 Index, which returned 5.02% during the same period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of most U.S. interest rates detracted from returns and was the primary driver of underperformance.

•	A diversified maturity mix, including exposure to intermediate instruments (one to five years), helped performance as upward rate movements in this portion of the curve were less pronounced than among shorter maturities.

•	An emphasis on mortgages and asset-backed securities enhanced returns primarily due to the yield premiums provided by these holdings.

•	Exposure to credit sensitive assets was positive overall as both emerging markets bond holdings and shorter maturity corporate credit holdings provided attractive performance.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/13/93)
PIMCO StocksPLUS® Fund Class D	4.05%	10.51%	–1.45%	9.24%	10.74%
S&P 500 Index	5.02%	12.25%	–1.49%	9.49%	10.66%
Lipper Large-Cap Core Fund Average	4.98%	11.56%	–2.85%	7.82%	9.11%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the value of shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

†	The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,040.50	$1,019.80
Expenses Paid During Period	$5.37	$5.32

Expenses are equal to the expense ratio of 1.05% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $5.12 for Class D Shares based upon the Fund’s actual performance and $5.06 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO StocksPLUS D	S&P 500 Index
05/31/1993	10,000	10,000
06/30/1993	10,054	10,029
07/31/1993	10,025	9,989
08/31/1993	10,411	10,368
09/30/1993	10,301	10,288
10/31/1993	10,526	10,501
11/30/1993	10,409	10,401
12/31/1993	10,585	10,527
01/31/1994	10,939	10,885
02/28/1994	10,595	10,589
03/31/1994	10,123	10,128
04/30/1994	10,248	10,258
05/31/1994	10,437	10,426
06/30/1994	10,207	10,170
07/31/1994	10,600	10,504
08/31/1994	11,078	10,935
09/30/1994	10,891	10,668
10/31/1994	11,064	10,907
11/30/1994	10,719	10,510
12/31/1994	10,857	10,666
01/31/1995	11,155	10,943
02/28/1995	11,650	11,369
03/31/1995	11,964	11,705
04/30/1995	12,349	12,049
05/31/1995	12,903	12,531
06/30/1995	13,183	12,822
07/31/1995	13,586	13,247
08/31/1995	13,679	13,280
09/30/1995	14,255	13,841
10/31/1995	14,232	13,791
11/30/1995	14,912	14,397
12/31/1995	15,185	14,674
01/31/1996	15,726	15,174
02/29/1996	15,767	15,314
03/31/1996	15,975	15,462
04/30/1996	16,174	15,690
05/31/1996	16,530	16,094
06/30/1996	16,687	16,156
07/31/1996	15,903	15,442
08/31/1996	16,237	15,768
09/30/1996	17,182	16,655
10/31/1996	17,726	17,114
11/30/1996	19,038	18,408
12/31/1996	18,619	18,043
01/31/1997	19,761	19,171
02/28/1997	19,907	19,321
03/31/1997	18,999	18,527
04/30/1997	20,172	19,633
05/31/1997	21,444	20,828
06/30/1997	22,332	21,761
07/31/1997	24,168	23,493
08/31/1997	22,851	22,177
09/30/1997	24,037	23,392
10/31/1997	23,258	22,610
11/30/1997	24,204	23,657
12/31/1997	24,640	24,063
01/31/1998	24,975	24,329
02/28/1998	26,649	26,084
03/31/1998	27,970	27,420
04/30/1998	28,309	27,695
05/31/1998	27,734	27,219
06/30/1998	28,816	28,325
07/31/1998	28,496	28,023
08/31/1998	24,133	23,972
09/30/1998	25,972	25,507
10/31/1998	28,021	27,582
11/30/1998	29,610	29,254
12/31/1998	31,470	30,940
01/31/1999	32,524	32,233
02/28/1999	31,425	31,232
03/31/1999	32,735	32,481
04/30/1999	34,041	33,739
05/31/1999	33,146	32,943
06/30/1999	35,058	34,771
07/31/1999	33,901	33,685
08/31/1999	33,715	33,518
09/30/1999	32,953	32,600
10/31/1999	35,049	34,663
11/30/1999	35,610	35,367
12/31/1999	37,625	37,451
01/31/2000	35,672	35,570
02/29/2000	35,102	34,896
03/31/2000	38,401	38,310
04/30/2000	37,203	37,157
05/31/2000	36,411	36,394
06/30/2000	37,314	37,292
07/31/2000	36,817	36,708
08/31/2000	39,266	38,988
09/30/2000	37,110	36,930
10/31/2000	36,917	36,774
11/30/2000	34,115	33,875
12/31/2000	34,419	34,040
01/31/2001	35,733	35,248
02/28/2001	32,417	32,034
03/31/2001	30,236	30,005
04/30/2001	32,567	32,336
05/31/2001	32,896	32,553
06/30/2001	32,129	31,761
07/31/2001	31,888	31,448
08/31/2001	29,867	29,479
09/30/2001	27,334	27,099
10/31/2001	27,998	27,616
11/30/2001	29,810	29,734
12/31/2001	30,051	29,995
01/31/2002	29,687	29,557
02/28/2002	29,233	28,987
03/31/2002	30,306	30,077
04/30/2002	28,567	28,254
05/31/2002	28,352	28,046
06/30/2002	26,368	26,048
07/31/2002	24,140	24,018
08/31/2002	24,567	24,176
09/30/2002	21,911	21,549
10/31/2002	23,925	23,446
11/30/2002	25,298	24,824
12/31/2002	23,980	23,366
01/31/2003	23,452	22,754
02/28/2003	23,173	22,412
03/31/2003	23,421	22,629
04/30/2003	25,281	24,495
05/31/2003	26,644	25,785
06/30/2003	26,947	26,113
07/31/2003	27,290	26,574
08/31/2003	27,849	27,092
09/30/2003	27,640	26,804
10/31/2003	29,119	28,321
11/30/2003	29,369	28,570
12/31/2003	30,944	30,068
01/31/2004	31,494	30,620
02/29/2004	31,979	31,046
03/31/2004	31,484	30,577
04/30/2004	30,816	30,097
05/31/2004	31,183	30,510
06/30/2004	31,779	31,104
07/31/2004	30,736	30,074
08/31/2004	30,905	30,196
09/30/2004	31,220	30,523
10/31/2004	31,736	30,989
11/30/2004	32,970	32,243
12/31/2004	34,075	33,340
01/31/2005	33,202	32,528
02/28/2005	33,830	33,212
03/31/2005	33,160	32,624
04/30/2005	32,527	32,005
05/31/2005	33,509	33,024
06/30/2005	33,496	33,071
07/31/2005	34,661	34,300
08/31/2005	34,380	33,987
09/30/2005	34,504	34,263

Sector Breakdown*

Short-Term Instruments**	56.8%
Corporate Bonds & Notes**	14.3%
U.S. Government Agencies**	12.1%
Mortgage-Backed Securities**	6.6%
Asset-Backed Securities**	5.6%
Other	4.6%

*	% of total investments as of September 30, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Funds Semi-Annual Report  |  09.30.05  29

AN EQUITY-RELATED FUND

PIMCO StocksPLUS® Total Return Fund	Ticker Symbol: Class D: PSTDX

•	The Fund seeks total return which exceeds that of the S&P 500 Index by investing, under normal circumstances, substantially all of its assets in S&P 500 Index derivatives, backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	The Fund’s Class D Shares returned 5.94% for the six-month period ended September 30, 2005, outperforming the S&P 500 Index, which returned 5.02% during the same period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate (three-month to five-year) U.S. interest rates hurt performance.

•	A U.S. curve strategy involving exposure to longer maturities (greater than 10 years) helped performance as the yield curve flattened and longer term rates fell; exposure to European instruments also boosted returns.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging markets bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Class D	5.94%	12.16%	—	—	11.51%
S&P 500 Index	5.02%	12.25%	—	—	8.79%
Lipper Large-Cap Core Fund Average	4.98%	11.56%	—	—	6.97%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,059.40	$1,019.10
Expenses Paid During Period	$6.14	$6.02

Expenses are equal to the expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $5.89 for Class D Shares based upon the Fund’s actual performance and $5.77 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO StocksPLUS Total Return D	S&P 500 Index
06/30/2002	10,000	10,000
07/31/2002	9,376	9,221
08/31/2002	9,473	9,282
09/30/2002	8,514	8,273
10/31/2002	9,254	9,001
11/30/2002	9,803	9,530
12/31/2002	9,453	8,970
01/31/2003	9,116	8,735
02/28/2003	9,092	8,604
03/31/2003	9,186	8,688
04/30/2003	9,950	9,404
05/31/2003	10,643	9,899
06/30/2003	10,768	10,025
07/31/2003	10,845	10,202
08/31/2003	11,047	10,401
09/30/2003	11,006	10,291
10/31/2003	11,591	10,873
11/30/2003	11,632	10,968
12/31/2003	12,301	11,544
01/31/2004	12,573	11,755
02/29/2004	12,834	11,919
03/31/2004	12,677	11,739
04/30/2004	12,291	11,555
05/31/2004	12,469	11,713
06/30/2004	12,717	11,941
07/31/2004	12,371	11,546
08/31/2004	12,591	11,593
09/30/2004	12,717	11,718
10/31/2004	12,969	11,897
11/30/2004	13,419	12,379
12/31/2004	13,914	12,800
01/31/2005	13,566	12,488
02/28/2005	13,773	12,751
03/31/2005	13,464	12,525
04/30/2005	13,398	12,287
05/31/2005	13,954	12,678
06/30/2005	13,988	12,696
07/31/2005	14,349	13,168
08/31/2005	14,360	13,048
09/30/2005	14,264	13,154

Sector Breakdown*

U.S. Government Agencies**	48.6%
Short-Term Instruments**	31.1%
Sovereign Issues**	4.4%
Asset-Backed Securities**	3.7%
Other	12.2%

*	% of total investments as of September 30, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

30  PIMCO Funds Semi-Annual Report  |  09.30.05

A GOVERNMENT/MORTGAGE FUND
PIMCO Total Return Mortgage Fund	Ticker Symbol: Class D: PTMDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	For the six-month period ended September 30, 2005, the Fund’s Class D Shares returned 1.98%, moderately underperforming the 2.12% return of the benchmark Lehman Brothers Mortgage Index.

•	Tactical adjustments to duration exposure, or sensitivity to changes in market interest rates, were neutral for performance as Treasury yields were volatile over the six-month period; 10-year rates ended the period at 4.32%, compared to 4.48% on March 31, 2005.

•	An overweight to 30-year FNMA mortgages was a slight drag on returns.

•	Near-index exposure to 15-year issues was neutral for performance; the shorter duration of these issues helped them weather the volatile interest rate environment.

•	Commercial mortgage-backed securities and asset-backed securities (“ABS”) aided returns as their more stable structures better withstood the market impact of hurricanes, $3 per gallon gas prices and a record level of ABS issuance.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class D	1.98%	2.91%	6.57%	—	6.59%
Lehman Brothers Mortgage Index	2.12%	3.29%	6.12%	—	6.10%
Lipper U.S. Mortgage Fund Average	1.82%	2.45%	5.47%	—	5.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,019.80	$1,020.56
Expenses Paid During Period	$4.56	$4.56

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Total Return Mortgage D	Lehman Brothers Mortgage Index
07/31/1997	10,000	10,000
08/31/1997	10,007	9,976
09/30/1997	10,162	10,103
10/31/1997	10,310	10,215
11/30/1997	10,356	10,248
12/31/1997	10,475	10,342
01/31/1998	10,587	10,445
02/28/1998	10,604	10,467
03/31/1998	10,641	10,511
04/30/1998	10,711	10,571
05/31/1998	10,801	10,641
06/30/1998	10,869	10,692
07/31/1998	10,910	10,746
08/31/1998	11,038	10,843
09/30/1998	11,160	10,974
10/31/1998	11,113	10,960
11/30/1998	11,159	11,014
12/31/1998	11,187	11,061
01/31/1999	11,253	11,140
02/28/1999	11,192	11,096
03/31/1999	11,262	11,171
04/30/1999	11,315	11,222
05/31/1999	11,252	11,159
06/30/1999	11,237	11,120
07/31/1999	11,193	11,045
08/31/1999	11,184	11,044
09/30/1999	11,324	11,223
10/31/1999	11,386	11,288
11/30/1999	11,439	11,294
12/31/1999	11,411	11,267
01/31/2000	11,335	11,169
02/29/2000	11,502	11,298
03/31/2000	11,653	11,422
04/30/2000	11,611	11,430
05/31/2000	11,603	11,435
06/30/2000	11,817	11,680
07/31/2000	11,931	11,755
08/31/2000	12,126	11,933
09/30/2000	12,245	12,056
10/31/2000	12,327	12,143
11/30/2000	12,523	12,326
12/31/2000	12,759	12,524
01/31/2001	12,957	12,719
02/28/2001	13,075	12,792
03/31/2001	13,135	12,866
04/30/2001	13,127	12,884
05/31/2001	13,252	12,970
06/30/2001	13,294	12,997
07/31/2001	13,587	13,228
08/31/2001	13,706	13,345
09/30/2001	13,901	13,545
10/31/2001	14,114	13,732
11/30/2001	14,012	13,605
12/31/2001	13,978	13,554
01/31/2002	14,115	13,679
02/28/2002	14,264	13,835
03/31/2002	14,111	13,688
04/30/2002	14,380	13,948
05/31/2002	14,462	14,049
06/30/2002	14,597	14,165
07/31/2002	14,782	14,327
08/31/2002	14,924	14,440
09/30/2002	15,027	14,543
10/31/2002	15,072	14,598
11/30/2002	15,081	14,588
12/31/2002	15,241	14,740
01/31/2003	15,279	14,776
02/28/2003	15,376	14,875
03/31/2003	15,391	14,876
04/30/2003	15,462	14,939
05/31/2003	15,519	14,951
06/30/2003	15,572	14,975
07/31/2003	15,170	14,695
08/31/2003	15,420	14,799
09/30/2003	15,652	15,052
10/31/2003	15,639	14,999
11/30/2003	15,664	15,031
12/31/2003	15,822	15,192
01/31/2004	15,905	15,287
02/29/2004	16,035	15,416
03/31/2004	16,081	15,484
04/30/2004	15,831	15,208
05/31/2004	15,801	15,175
06/30/2004	15,917	15,309
07/31/2004	16,105	15,446
08/31/2004	16,328	15,685
09/30/2004	16,362	15,708
10/31/2004	16,468	15,835
11/30/2004	16,414	15,795
12/31/2004	16,537	15,907
01/31/2005	16,634	15,991
02/28/2005	16,561	15,917
03/31/2005	16,510	15,888
04/30/2005	16,690	16,064
05/31/2005	16,808	16,190
06/30/2005	16,871	16,249
07/31/2005	16,810	16,167
08/31/2005	16,956	16,311
09/30/2005	16,837	16,225

Sector Breakdown*

U.S. Government Agencies	81.7%
Asset-Backed Securities	10.3%
Mortgage-Backed Securities	5.2%
Short-Term Instruments	2.8%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  31

Schedule of Investments

All Asset Fund (a)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 98.8%

CommodityRealReturn Strategy®	24,218,868	$427,947
Convertible	3,426,179	42,211
Developing Local Markets	22,901,004	233,132
Emerging Markets Bond	93,940,368	1,075,617
European Convertible	5,179,790	62,727
Floating Income	74,897,270	776,685
Foreign Bond (Unhedged)	21,255,540	218,082
Fundamental IndexPLUS	4,273,480	44,060
Fundamental IndexPLUS TR	23,582,534	241,721
GNMA	10,022,969	110,553
High Yield	91,588,032	895,731
International StocksPLUS® TR Strategy	8,622,368	105,538
Long-Term U.S. Government	97,757,983	1,079,248
Low Duration	530,862	5,346
Real Return	77,999,661	894,656
Real Return Asset	109,554,129	1,322,318
RealEstateRealReturn Strategy	37,796,200	422,562
Short-Term	756,961	7,577
StocksPLUS®	712,972	7,108
StocksPLUS® Total Return	8,201,254	106,206
Total Return	40,055,349	426,590
Total Return Mortgage	27,356,933	291,351

Total PIMCO Funds (Cost $8,500,638)		8,796,966

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.0%

Repurchase Agreement 1.0%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $86,154. Repurchase proceeds are $84,488.)	$84,464	84,464

Total Short-Term Instruments (Cost $84,464)		84,464

Total Investments 99.8% (Cost $8,585,102)		$8,881,430

Other Assets and Liabilities (Net) 0.2%		20,774

Net Assets 100.0%		$8,902,204

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

32  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

All Asset All Authority Fund (a)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 127.6%

CommodityRealReturn Strategy®	724,042	$12,794
Convertible	35,453	437
Developing Local Markets	888,958	9,050
Emerging Markets Bond	3,458,483	39,600
European Convertible	51,601	625
Far East (ex-Japan) StocksPLUS® TR Strategy	58,130	722
Floating Income	4,157,892	43,117
Foreign Bond (Unhedged)	752,218	7,718
Fundamental IndexPLUS TR	1,047,831	10,740
Global Bond Fund (Unhedged)	23,129	226
GNMA	50,400	556
High Yield	4,363,024	42,670
Japanese StocksPLUS® TR Strategy	236,096	3,001
Long-Term U.S. Government	5,830,991	64,374
Low Duration	58	1
Real Return	2,950,553	33,843
Real Return Asset	5,440,424	65,666
RealEstateRealReturn Strategy	1,111,806	12,430
StocksPLUS® Total Return	63	1
StocksPLUS® TR Short Strategy	3,487,122	32,639
Total Return	2,594,489	27,631
Total Return Mortgage	892,228	9,502

Total PIMCO Funds (Cost $410,154)		417,343

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.2%

Repurchase Agreement 4.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $14,111. Repurchase proceeds are $13,836.)	$13,832	13,832

Total Short-Term Instruments (Cost $13,832)		13,832

Total Investments 131.8% (Cost $423,986)		$431,175

Other Assets and Liabilities (Net) (31.8%)		(103,972)

Net Assets 100.0%		$327,203

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  33

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%

General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$1,200	$1,168

Total Corporate Bonds & Notes (Cost $1,148)		1,168

MUNICIPAL BONDS & NOTES 98.2%

California 81.5%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,212
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	150
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	465	479
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,083
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,096
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	182
4.000% due 08/01/2012	225	233
California Educational Facilities Authority Revenue Bonds, Series 2005
5.000% due 10/01/2012	540	579
5.000% due 10/01/2013	570	610
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	347
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	145
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	371
California Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California Housing Finance Agency Revenue Bonds, Series 2000
2.890% due 02/01/2031 (a)	700	700
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
5.000% due 07/01/2012	375	407
5.000% due 03/01/2013	1,000	1,083
California Kindergarten General Obligation Bonds, Series 2004
2.950% due 05/01/2034 (a)	1,100	1,100
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.720% due 04/01/2017 (a)	1,400	1,400
California State Coast Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,088
California State Department of Veterans Affairs Home Purchasing Revenue Bonds, (State Street B&T Co. Insured), Series 2003
2.650% due 12/01/2028 (a)	1,205	1,205
California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	130
California State Department of Water Revenue Bonds, (State Street B&T Co. Insured), Series 2002
2.770% due 05/01/2022 (a)	200	200
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	850
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032 (a)	160	163
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,072
California Statewide Communities Development Authority Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025 (a)	2,000	2,080
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	1,300	1,404
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025 (a)	1,000	1,039
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,101
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,052
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	3,400	3,346
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	911
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,068
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	515
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,785	1,921
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,666
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	712
5.375% due 09/01/2017	800	818
Chaffey, California Unified High School District General Obligation Bonds, Series 2005
5.000% due 08/01/2011	475	518
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	498
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	255
6.400% due 09/01/2018	120	133
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,094
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,022
Escondido, California Union High School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 11/01/2018	4,675	2,674
Golden State Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	3,000	3,128
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,780	4,857
Irvine, California Import Bond Act 1915 Special Assessment Revenue Bonds, Series 1997
2.770% due 09/02/2022 (a)	1,100	1,100
Irvine, California Improvement Revenue Bonds, (State Street B&T Co. Insured), Series 1997
2.770% due 09/02/2022 (a)	700	700
Irvine, California Improvement General Obligation Bonds, Series 2025
2.770% due 09/02/2025 (a)	2,084	2,084
Irvine, California Special Assessment Revenue Bonds, Series 1990
2.820% due 09/02/2015 (a)	850	850
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	213
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	338
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,639
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 09/01/2013	1,000	1,112
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	154

34  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	$30	$32
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,291
Madera, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2013	1,180	1,291
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.770% due 07/01/2035 (a)	6,400	6,400
Metropolitan Water District of Southern California Revenue Bonds, Series 2003
2.670% due 07/01/2030 (a)	1,200	1,200
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
2.670% due 10/01/2029 (a)	400	400
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	159
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
2.950% due 07/01/2036 (a)	2,100	2,100
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,295
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	594
6.400% due 09/01/2031	700	717
Newport Beach, California Revenue Bonds, Series 1992
2.890% due 10/01/2022 (a)	730	730
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	655
Oak Grove, California School District General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	602
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	487
5.700% due 08/15/2012	485	519
5.800% due 08/15/2013	600	644
6.200% due 08/15/2018	1,025	1,109
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,667
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,772
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	274
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	830	1,012
San Diego County, California Water Authority Certificates of Participation Revenue Bonds, Series 2004
7.490% due 05/01/2032 (a)	4,500	4,844
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	675
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	318
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	960	998
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	673
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,098
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	100	112
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,697
Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
2.650% due 11/15/2025 (a)	900	900
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	155
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	504
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,231
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	121
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,307

		104,506

Illinois 2.3%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	500	506
Will County, Illinois Forest Preservation District General Obligation Bonds, Series 1999
0.000% due 12/01/2016	4,000	2,472

		2,978

Louisiana 0.8%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,060

New Jersey 0.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	269
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	170

		439

Puerto Rico 8.5%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,053
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,121
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,136
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	282
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,261
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	161
Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth GTD insured), Series 2004
5.000% due 07/01/2028 (a)	2,150	2,276
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	3,250	3,553

		10,843

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.970% due 02/15/2024 (a)	250	269

Virgin Islands 4.5%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,560
5.500% due 10/01/2008	3,000	3,162
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,089

		5,811

Total Municipal Bonds & Notes (Cost $122,496)		125,906

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  35

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 0.2%

Repurchase Agreement 0.1%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $158. Repurchase proceeds are $150.)	$150	$150

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005 (c)	80	79

Total Short-Term Instruments (Cost $229)		229

Total Investments (b) 99.3% (Cost $123,873)		$127,303

Other Assets and Liabilities (Net) 0.7%		954

Net Assets 100.0%		$128,257

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $269 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $79 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Futures	Short	12/2005	55	$170

(d)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,404	1.10%

36  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

California Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.8%

General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$150	$146

Total Corporate Bonds & Notes (Cost $143)		146

MUNICIPAL BONDS & NOTES 94.9%

California 79.0%

California Economic Recovery Revenue Bonds, (STD GTD Insured), Series 2004
2.750% due 07/01/2023 (a)	200	200
California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010	500	424
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	250	173
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
2.680% due 11/15/2037 (a)	1,325	1,325
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	273
California Kindergarten General Obligation Bonds, Series 2004
2.950% due 05/01/2034 (a)	600	600
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	250	270
California Statewide Communities Development Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 04/01/2011	500	529
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	410
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	305
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	139
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
Escondido, California Union High School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 11/01/2018	600	343
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	615
Irvine, California Special Assessment Bonds, Series 1990
2.820% due 09/02/2015 (a)	285	285
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	529
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	817
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	545
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.770% due 07/01/2035 (a)	400	400
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	541
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	531
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	846
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	448
Orange County, California Sanitation District Certificates of Participation Bonds, (SPA-DEXIA Public Finance Insured), Series 2000
2.770% due 08/01/2030 (a)	400	400
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	417
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	822
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego County, California Water Authority Certificate of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,038
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	136
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	200	224
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	750	427

		14,272

Louisiana 4.4%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	795

Massachusetts 0.6%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	115

New Jersey 3.0%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	500	539

Puerto Rico 2.1%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	350	383

Texas 1.9%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	535	338

Virgin Islands 3.9%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	427
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	272

		699

Total Municipal Bonds & Notes (Cost $16,582)		17,141

SHORT-TERM INSTRUMENTS 1.7%

Repurchase Agreement 1.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $260. Repurchase proceeds are $254.)	254	254

U.S. Treasury Bill 0.3%

3.370% due 12/15/2005 (c)	50	50

Total Short-Term Instruments (Cost $304)		304

Total Investments (b) 97.4% (Cost $17,029)		$17,591

Other Assets and Liabilities (Net) 2.6%		466

Net Assets 100.0%		$18,057

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  37

Schedule of Investments (Cont.)

California Municipal Bond Fund

September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $538 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $50 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Futures	Short	12/2005	5	$15

(d)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750%	07/01/2032	07/01/2005	$250	$270	1.50%

38  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund®

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.8%

Banking & Finance 0.5%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$3,700	$3,702
Ford Motor Credit Co.
4.870% due 03/21/2007 (a)		3,500	3,454
4.830% due 09/28/2007 (a)		1,200	1,170
5.800% due 01/12/2009		5,400	5,042
5.700% due 01/15/2010		800	727
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		1,400	1,393
5.050% due 01/16/2007 (a)		23,600	23,203
Kamp Re 2005 Ltd.
9.157% due 12/14/2007 (a)(b)		5,000	2,470
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)		2,000	2,052
7.554% due 07/03/2008 (a)		1,240	1,082
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)		500	488
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		4,900	4,846
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		6,200	6,226
4.904% due 01/01/2010 (a)		5,500	5,531

			61,483

Industrials 0.1%

Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	278
9.500% due 03/30/2018		8,300	10,582
8.625% due 02/01/2022		200	245

			11,105

Utilities 0.2%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	106
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	19,950

			20,056

Total Corporate Bonds & Notes (Cost $94,812)			92,644

MUNICIPAL BONDS & NOTES 0.1%

Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,303
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,475	1,501
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,485
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,743
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,208
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	479
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,677
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,274
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	1,079
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,270	3,633

Total Municipal Bonds & Notes (Cost $15,951)			18,382

U.S. GOVERNMENT AGENCIES 7.5%

Fannie Mae
4.666% due 04/01/2035 (a)		897	901
4.683% due 05/01/2035 (a)		1,921	1,911
5.000% due 10/13/2035		79,000	77,346
5.500% due 10/13/2035		789,300	789,054

Total U.S. Government Agencies (Cost $875,149)			869,212

U.S. TREASURY OBLIGATIONS 99.4%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		459,214	475,054
3.625% due 01/15/2008		664,407	703,493
3.875% due 01/15/2009		648,009	703,191
4.250% due 01/15/2010		719,550	805,082
0.875% due 04/15/2010		581,841	567,159
3.500% due 01/15/2011		303,518	334,380
3.375% due 01/15/2012		5,226	5,789
3.000% due 07/15/2012		1,217,182	1,324,922
1.875% due 07/15/2013		517,717	524,837
2.000% due 01/15/2014		785,709	802,314
2.000% due 07/15/2014		879,174	898,371
1.625% due 01/15/2015		636,309	628,952
1.875% due 07/15/2015		440,411	444,437
2.375% due 01/15/2025		1,371,915	1,468,164
3.625% due 04/15/2028		733,504	959,945
3.875% due 04/15/2029		517,056	707,963
3.375% due 04/15/2032		66,041	87,334
U.S. Treasury Bonds
8.875% due 08/15/2017		20,000	28,049
8.125% due 05/15/2021		6,500	9,045
6.250% due 08/15/2023		3,000	3,588
6.625% due 02/15/2027		13,400	17,015
U.S. Treasury Notes
3.875% due 09/15/2010		29,640	29,230
4.125% due 05/15/2015		45,300	44,534

Total U.S. Treasury Obligations (Cost $11,535,827)			11,572,848

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		11,437	11,475
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		31,400	31,054

Total Mortgage-Backed Securities (Cost $42,650)			42,529

ASSET-BACKED SECURITIES 0.2%

AAA Trust
3.930% due 11/26/2035 (a)		4,973	4,974
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		3,235	3,236
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		1,485	1,486
Quest Trust
4.010% due 03/25/2035 (a)		3,347	3,346
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		7,300	7,305
7.904% due 01/09/2006 (a)		7,300	7,312
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		398	399

Total Asset-Backed Securities (Cost $28,039)			28,058

SOVEREIGN ISSUES 0.9%

Republic of Brazil
4.250% due 04/15/2006 (a)		80	80
4.313% due 04/15/2009 (a)		47	47
11.000% due 01/11/2012		4,000	4,912
4.313% due 04/15/2012 (a)		8,894	8,772
7.875% due 03/07/2015		2,000	2,080
8.000% due 01/15/2018		25,912	27,505
11.000% due 08/17/2040		9,500	11,659
Russian Federation
10.000% due 06/26/2007		4,000	4,363
8.250% due 03/31/2010		11,200	12,158
5.000% due 03/31/2030 (a)		29,700	34,201
United Mexican States
6.375% due 01/16/2013		1,200	1,280

Total Sovereign Issues (Cost $100,544)			107,057

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.7%

Commonwealth of Canada
3.000% due 12/01/2036 (c)	C$	21,013	23,809
Kingdom of Spain
5.750% due 07/30/2032	EC	5,000	8,213
Pylon Ltd.
3.636% due 12/29/2008 (a)		2,600	3,170
6.036% due 12/29/2008 (a)		4,300	5,338
Republic of France
3.000% due 07/25/2012 (c)		10,754	14,874
3.150% due 07/25/2032 (c)		1,054	1,783
5.750% due 10/25/2032		6,500	10,705
Republic of Germany
6.250% due 01/04/2030		5,100	8,773
Republic of Italy
2.150% due 09/15/2014 (c)		4,176	5,477

Total Foreign Currency-Denominated Issues (Cost $77,889)			82,142

SHORT-TERM INSTRUMENTS (k) 3.9%

Commercial Paper 0.6%

Cox Communications, Inc.
3.688% due 01/17/2006		$12,300	12,300
UBS Finance Delaware LLC
3.860% due 10/03/2005		61,700	61,700

			74,000

Repurchase Agreements 0.3%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $21,490. Repurchase proceeds are $21,006.)		21,000	21,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $13,347. Repurchase proceeds are $13,089.)		13,085	13,085

			34,085

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  39

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
French Treasury Bill 0.2%
2.237% due 11/17/2005	EC	17,000	$20,380

German Treasury Bill 0.7%
1.996% due 10/19/2005		62,500	75,049

U.K. Treasury Bills 1.7%
2.027% due 11/30/2005-12/15/2005 (d)		161,300	193,185

U.S. Treasury Bills 0.4%
3.413% due 12/01/2005-12/15/2005 (d)(f)(g)		$48,405	48,039

Total Short-Term Instruments (Cost $449,664)			444,738

Total Investments (e) 113.9% (Cost $13,220,525)			$13,257,610

Written Options (i) (0.0%) (Premiums $1,245)			(1,721)

Other Assets and Liabilities (Net) (13.9%)			(1,615,789)

Net Assets 100.0%			$11,640,100

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $48,052 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $28,527 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $9,283 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	12/2005	232	$(317)
U.S. Treasury 5-Year Note Futures	Long	12/2005	1,541	(1,747)
U.S. Treasury 10-Year Note Futures	Short	12/2005	5	4
U.S. Treasury 30-Year Bond Futures	Long	12/2005	2,102	(6,191)

				$(8,251)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$173
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		41,300	6
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	220
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	(1,505)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	21
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	4,900	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	(133)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		70,600	(1,860)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	4,529
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		15,600	(53)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$314,200	10,106
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		48,550	(366)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		74,100	1,463
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		301,200	9,086
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		85,800	2,758
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		70,000	(528)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		113,100	2,016
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		155,700	4,002
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		100,000	(804)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,600	41
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		154,400	(1,164)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		75,000	0

							$28,008

40  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007	$3,000	$90
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	2,500	44
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	3,900	(1)
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	3,400	(2)
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,000	136
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	3,000	116
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	2,000	37
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,600	(16)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	29
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	1,000	41
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	32
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	43
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	7
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	42
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	5
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	10
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	8
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	46
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	5,000	81
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,500	21
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	14
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,000	17
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	3,300	(11)
J.P. Morgan Chase & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	226
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	8
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	45
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	14
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	44
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,900	(4)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	5,600	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	210
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	1
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	5,300	(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	3,000	(21)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	1,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	53
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	52
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	4
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,100	(16)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	25,000	(220)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	(1)

						$1,254

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N.V.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	$162,900	$6,077
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	2,301,100	85,814
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	583,500	21,773
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	3,080,300	114,941
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	624,800	23,310

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  41

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

September 30, 2005 (Unaudited)

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	$1,284,647	$47,923
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	307,500	11,471
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	1,566,165	58,674
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	1,295,300	48,338

					$418,321

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	1,450	$290	$45
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,185	660	1,019
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,450	295	657

				$1,245	$1,721

(j) Short sales open on September 30, 2005 were as follows:
Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.000%	11/15/2007	$1,000	$982	$977
U.S. Treasury Note	3.375	02/15/2008	75,000	74,298	73,670
U.S. Treasury Note	4.750	05/15/2014	110,200	115,112	115,714

				$190,392	$190,361

*	Market value includes $2,148 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	751	10/2005	$0	$(1)	$(1)
Sell		1,532	10/2005	1	(51)	(50)
Sell	C$	19,936	10/2005	0	(382)	(382)
Sell	EC	273,552	10/2005	9,714	0	9,714
Buy		3,494	11/2005	8	0	8
Sell		2,920	11/2005	1	0	1
Buy	JY	10,138,269	10/2005	0	(2,518)	(2,518)
Buy	PZ	2,748	03/2006	0	(8)	(8)
Buy	RR	23,120	03/2006	0	(3)	(3)
Buy	SV	24,660	03/2006	0	(14)	(14)

				$9,724	$(2,977)	$6,747

42  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Developing Local Markets Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.0%

Banking & Finance 4.1%

Banque Centrale de Tunisie
7.500% due 09/19/2007	$250	$264
Export-Import Bank of Korea
4.250% due 11/27/2007	3,300	3,272
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	3,300	3,300
Pemex Finance Ltd.
9.690% due 08/15/2009	1,120	1,216
Russian Ministry of Finance
3.000% due 05/14/2006	4,600	4,563

		12,615

Industrials 2.9%

CSN Iron S.A.
9.125% due 06/01/2007	2,000	2,130
Gazprom
9.125% due 04/25/2007	3,925	4,174
Safeway, Inc.
4.163% due 11/01/2005 (a)	2,600	2,600

		8,904

Utilities 2.0%

Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	3,500	3,501
Duke Energy Corp.
4.240% due 12/08/2005 (a)	1,250	1,250
Sprint Capital Corp.
4.780% due 08/17/2006 (a)	1,300	1,302

		6,053

Total Corporate Bonds & Notes (Cost $27,590)		27,572

U.S. GOVERNMENT AGENCIES 0.8%

Freddie Mac
3.960% due 08/25/2031 (a)	1,163	1,169
3.970% due 09/25/2031 (a)	1,197	1,198

Total U.S. Government Agencies (Cost $2,361)		2,367

MORTGAGE-BACKED SECURITIES 1.7%

MASTR Alternative Loans Trust
3.844% due 08/25/2034	1,300	1,296
Sequoia Mortgage Trust
4.081% due 04/25/2035 (a)	1,250	1,228
Structured Asset Securities Corp.
3.930% due 06/25/2035 (a)	2,573	2,574

Total Mortgage-Backed Securities (Cost $5,104)		5,098

ASSET-BACKED SECURITIES 14.2%

ACE Securities Corp.
3.948% due 10/25/2035 (a)	3,300	3,302
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)	1,300	1,301
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	1,500	1,502
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	1,174	1,174
3.929% due 08/25/2035 (a)	1,300	1,301
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	822	822
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 07/25/2031 (a)	510	510
4.040% due 09/25/2031 (a)	398	398
4.030% due 09/25/2034 (a)	3,484	3,488
Citigroup Mortgage Loan Trust, Inc.
3.850% due 09/25/2035 (a)	1,250	1,250
Countrywide Asset-Backed Certificates
3.938% due 01/25/2036 (a)	1,250	1,250
4.028% due 01/25/2036 (a)	1,250	1,253
FBR Securitization Trust
3.950% due 09/25/2035 (a)	3,400	3,403
4.010% due 09/25/2035 (a)	2,600	2,603
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)	218	218
First NLC Trust
3.940% due 09/25/2035 (a)	1,182	1,183
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	2,254	2,257
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	2,842	2,844
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)	1,300	1,300
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	1,213	1,214
Renaissance Home Equity Loan Trust
4.030% due 02/25/2035 (a)	1,004	1,006
3.990% due 11/25/2035 (a)	1,250	1,251
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	1,300	1,301
Residential Asset Securities Corp.
3.940% due 10/25/2035 (a)	1,250	1,252
SACO I, Inc.
3.910% due 07/25/2035 (a)	1,250	1,252
0.000% due 10/25/2035 (a)	1,300	1,300
Soundview Home Equity Loan Trust
3.951% due 11/25/2035 (a)	1,300	1,300
Structured Asset Investment Loan Trust
4.030% due 04/25/2034 (a)	2,393	2,395

Total Asset-Backed Securities (Cost $43,597)		43,630

SOVEREIGN ISSUES 2.5%

Republic of Brazil
4.250% due 04/15/2006 (a)	5,600	5,611
Republic of Ukraine
11.000% due 03/15/2007	1,680	1,780
Republic of Venezuela
4.563% due 12/18/2007 (a)	119	118

Total Sovereign Issues (Cost $7,477)		7,509

SHORT-TERM INSTRUMENTS 71.1%

Certificates of Deposit 2.8%

Citibank New York N.A.
3.590% due 10/25/2005	2,300	2,300
Unicredito Italiano SpA
3.582% due 10/24/2005	6,200	6,200

		8,500

Commercial Paper 68.0%

ABN AMRO North America
3.520% due 10/19/2005	6,000	5,991
Anz National International Ltd.
3.535% due 10/21/2005	6,800	6,788
3.540% due 10/25/2005	700	698
3.750% due 12/12/2005	1,100	1,091
ASB Bank Ltd.
3.460% due 10/11/2005	3,800	3,797
3.515% due 10/18/2005	1,700	1,698
3.620% due 10/21/2005	2,200	2,196
Bank of America N.A.
3.525% due 10/17/2005	5,000	4,993
Bank of Ireland
3.680% due 11/14/2005	7,200	7,169
3.960% due 01/27/2006	1,800	1,776
Barclays U.S. Funding Corp.
3.450% due 10/05/2005	2,400	2,400
3.710% due 11/16/2005	1,400	1,394
3.765% due 12/12/2005	2,500	2,480
3.785% due 12/14/2005	2,600	2,579
BNP Paribas Finance
3.680% due 12/02/2005	7,100	7,052
3.770% due 12/19/2005	1,000	991
CBA (de) Finance
3.550% due 10/25/2005	200	200
CDC Commercial Paper, Inc.
3.360% due 10/04/2005	3,800	3,800
3.520% due 10/21/2005	3,700	3,693
3.610% due 11/04/2005	300	299
Danske Corp.
3.460% due 10/11/2005	5,300	5,296
3.550% due 10/25/2005	400	399
3.700% due 11/16/2005	500	498
3.685% due 12/09/2005	2,200	2,183
3.800% due 01/17/2006	500	494
Dexia Delaware LLC
3.510% due 10/14/2005	3,100	3,097
DnB NORBank ASA
3.525% due 11/07/2005	2,400	2,392
3.590% due 11/18/2005	900	896
3.780% due 12/22/2005	600	595
3.800% due 01/13/2006	2,400	2,372
Fannie Mae
3.373% due 10/05/2005	4,100	4,099
3.230% due 10/26/2005	500	499
3.450% due 11/04/2005	6,600	6,580
3.600% due 11/09/2005	800	797
3.615% due 11/16/2005	700	697
3.994% due 03/29/2006	3,000	2,939
Federal Home Loan Bank
3.680% due 12/06/2005	1,200	1,191
ForeningsSparbanken AB
3.450% due 10/07/2005	6,000	5,998
Fortis Funding LLC
3.560% due 10/26/2005	6,900	6,884
Freddie Mac
3.239% due 10/18/2005	6,800	6,790
3.480% due 10/25/2005	400	399
3.271% due 11/01/2005	3,900	3,889
3.579% due 12/12/2005	600	595
3.590% due 12/12/2005	2,500	2,480
3.655% due 01/10/2006	1,200	1,187
General Electric Capital Corp.
3.520% due 10/17/2005	4,000	3,995
3.620% due 11/02/2005	400	399
3.730% due 12/08/2005	4,300	4,268
HBOS Treasury Services PLC
3.455% due 10/05/2005	4,400	4,399
3.505% due 10/18/2005	900	899
3.685% due 11/14/2005	600	597
ING U.S. Funding LLC
3.570% due 10/27/2005	3,000	2,993
Nordea North America, Inc.
3.520% due 10/21/2005	3,100	3,095
3.610% due 11/01/2005	400	399
3.710% due 11/21/2005	300	298
Rabobank USA Financial Corp.
3.360% due 10/17/2005	2,800	2,796
3.620% due 11/28/2005	2,900	2,884
3.855% due 12/23/2005	3,200	3,171
3.905% due 12/30/2005	200	198
Royal Bank of Scotland PLC
3.445% due 10/04/2005	2,700	2,700
3.455% due 10/06/2005	700	700
3.700% due 11/16/2005	4,600	4,579

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  43

Schedule of Investments (Cont.)

Developing Local Markets Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Skandinaviska Enskilda Banken AB
3.465% due 10/12/2005	$2,600	$2,598
3.720% due 12/08/2005	4,200	4,169
Skandinaviska Enskilda Banken AB (SEB)
3.850% due 12/22/2005	2,100	2,081
Societe Generale N.A.
3.770% due 11/01/2005	900	897
3.700% due 11/17/2005	7,350	7,316
3.770% due 12/19/2005	700	694
Spintab AB
3.535% due 10/21/2005	1,400	1,398
3.690% due 11/18/2005	500	498
3.730% due 12/07/2005	900	893
TotalFinaElf Capital S.A.
3.760% due 12/01/2005	7,400	7,354
UBS Finance Delaware LLC
3.375% due 10/17/2005	1,300	1,298
3.625% due 10/17/2005	2,700	2,696
3.590% due 11/21/2005	4,000	3,980
3.730% due 12/09/2005	800	794
Westpac Capital Corp.
3.510% due 10/17/2005	4,000	3,995
3.900% due 12/23/2005	3,500	3,468
Westpac Trust Securities NZ Ltd. London
3.330% due 10/03/2005	1,500	1,500

		208,330

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $891. Repurchase proceeds are $871.)	871	871

Total Short-Term Instruments (Cost $217,730)		217,701

Total Investments 99.3% (Cost $303,859)		$303,877

Other Assets and Liabilities (Net) 0.7%		2,273

Net Assets 100.0%		$306,150

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Swap agreements outstanding on September 30, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.920%	08/12/2015	MP 7,000	$31

(c)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	45,504	11/2005	$2,287	$0	$2,287
Sell		5,646	11/2005	0	(246)	(246)
Buy		1,696	02/2006	38	0	38
Sell		231	02/2006	0	(10)	(10)
Buy	CK	256,246	11/2005	28	(145)	(117)
Buy		91,614	02/2006	0	(104)	(104)
Buy	CO	9,088,230	11/2005	116	0	116
Buy		2,893,650	02/2006	10	0	10
Buy	CP	8,157,528	11/2005	1,501	0	1,501
Sell		4,000,000	11/2005	0	(75)	(75)
Buy		4,594,510	02/2006	86	0	86
Buy	CY	35,058	11/2005	10	0	10
Buy		4,800	02/2006	0	(2)	(2)
Buy		5,869	07/2006	0	(6)	(6)
Buy		511	09/2006	0	0	0
Buy	H$	42,809	11/2005	8	0	8
Buy	IR	15,290,000	10/2005	85	0	85
Sell		15,290,000	10/2005	0	(18)	(18)
Buy		16,696,700	01/2006	72	0	72
Buy		42,390,000	02/2006	191	0	191
Buy	IS	14,827	11/2005	0	(49)	(49)
Buy		9,151	02/2006	0	(10)	(10)
Buy	KW	2,025,500	10/2005	0	(52)	(52)
Buy		21,742,659	11/2005	13	(498)	(485)
Buy	MP	323,856	11/2005	735	0	735
Sell		150,000	11/2005	0	(83)	(83)
Buy		169,375	02/2006	90	0	90
Buy	PN	38,204	11/2005	0	(294)	(294)
Buy		1,316	02/2006	0	(6)	(6)
Buy	PZ	103,331	11/2005	880	(29)	851
Sell		46,096	11/2005	299	(11)	288
Buy		62,250	02/2006	16	(365)	(349)
Buy	RP	397,326	11/2005	0	(28)	(28)
Buy		26,406	02/2006	0	(1)	(1)
Buy	RR	465,236	11/2005	62	(8)	54
Sell		200,000	11/2005	17	0	17
Buy		245,437	02/2006	1	(18)	(17)
Buy		15,362	03/2006	0	(2)	(2)
Buy	S$	43,587	11/2005	0	(397)	(397)
Sell		1,670	11/2005	12	0	12
Buy		7,030	02/2006	0	(23)	(23)
Buy	SR	90,027	11/2005	1,002	0	1,002
Sell		2,243	11/2005	0	(27)	(27)
Buy		21,328	02/2006	51	(1)	50
Buy	SV	414,093	11/2005	0	(318)	(318)
Buy		78,731	02/2006	0	(105)	(105)
Buy		47,665	03/2006	0	(27)	(27)
Buy	T$	372,314	11/2005	0	(717)	(717)
Buy	TB	153,845	11/2005	0	(42)	(42)
Buy	TL	12,828	11/2005	348	0	348
Buy		418	02/2006	0	(1)	(1)

				$7,958	$(3,718)	$4,240

44  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%

Appleton Papers, Inc.
6.330% due 06/09/2010 (a)	$138	$140
5.730% due 06/11/2010 (a)	149	150
Kingdom of Morocco
3.813% due 01/05/2009 (a)	52	52

Total Bank Loan Obligations (Cost $340)		342

CORPORATE BONDS & NOTES 34.9%

Banking & Finance 8.2%

AIG SunAmerica Global Funding
6.900% due 03/15/2032	220	260
American International Group, Inc.
2.875% due 05/15/2008	1,000	955
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	1,500	1,501
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,502
Banco Santander Chile
4.148% due 12/09/2009 (a)	2,000	1,993
Bank of America Corp.
3.875% due 01/15/2008	920	907
Banque Centrale de Tunisie
7.375% due 04/25/2012	1,375	1,561
8.250% due 09/19/2027	570	730
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	2,600	2,905
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	387
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
China Development Bank
5.000% due 10/15/2015	500	494
CitiCorp
6.375% due 11/15/2008	400	420
Citigroup, Inc.
6.000% due 02/21/2012	650	692
7.750% due 12/01/2036	100	106
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,705
4.875% due 07/21/2015	2,050	2,004
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,920
Ford Motor Credit Co.
6.500% due 01/25/2007	700	701
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	399
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,260	1,361
General Electric Capital Corp.
5.875% due 02/15/2012	500	526
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	3,580	3,580
4.677% due 05/18/2006 (a)	40	40
5.050% due 01/16/2007 (a)	300	295
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	2,150	2,164
5.700% due 09/01/2012	165	171
4.750% due 07/15/2013	1,225	1,199
5.250% due 10/15/2013	2,400	2,426
6.125% due 02/15/2033	45	47
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	5,000	4,924
Homer City Funding LLC
8.734% due 10/01/2026	1,491	1,782
Household Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	117
HSBC Bank USA
4.625% due 04/01/2014	400	389
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
International Lease Finance Corp.
3.999% due 01/15/2010 (a)	3,000	3,015
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,283
Korea Development Bank
4.750% due 07/20/2009	2,050	2,045
4.020% due 10/20/2009 (a)	2,100	2,103
5.750% due 09/10/2013	385	402
Kraton Polymers LLC
8.125% due 01/15/2014	2,000	1,950
La Quinta Properties, Inc.
8.875% due 03/15/2011	1,075	1,156
MetLife, Inc.
5.375% due 12/15/2012	45	46
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)	600	670
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	450	490
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,613
NiSource Finance Corp.
4.393% due 11/23/2009 (a)	7,000	7,035
Pemex Finance Ltd.
8.020% due 05/15/2007	324	335
9.690% due 08/15/2009	1,064	1,155
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,193	1,185
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,491
7.250% due 02/15/2011	700	670
Rabobank Capital Funding Trust II
5.260% due 12/29/2049 (a)	860	864
Refco Finance Holdings LLC
9.000% due 08/01/2012 (c)	1,040	1,136
Riggs Capital Trust
8.625% due 12/31/2026	1,345	1,458
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,908
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	582
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	2,100	2,094
TNB Capital Ltd.
5.250% due 05/05/2015	570	572
TRAINS
7.408% due 06/15/2015 (a)	24,839	25,347
UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	275
UGS Corp.
10.000% due 06/01/2012	950	1,045
Universal City Development Partners
11.750% due 04/01/2010	500	567
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	834
Ventas Realty LP
8.750% due 05/01/2009	750	806
Verizon Global Funding Corp.
4.375% due 06/01/2013	500	479

		114,528

Industrials 19.1%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,965
8.375% due 04/01/2015	1,000	987
8.850% due 08/01/2030	745	674
Aearo Co.
8.250% due 04/15/2012	500	502
AES Ironwood LLC
8.857% due 11/30/2025	1,669	1,903
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,066
Alderwoods Group, Inc.
7.750% due 09/15/2012	1,400	1,477
Alliance One International, Inc.
11.000% due 05/15/2012	700	667
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,042
6.500% due 11/15/2010	250	244
7.875% due 04/15/2013	1,000	1,025
7.250% due 03/15/2015	2,500	2,475
Amerada Hess Corp.
6.650% due 08/15/2011	810	876
7.300% due 08/15/2031	425	497
American Media Operations, Inc.
10.250% due 05/01/2009	500	489
Amkor Technology, Inc.
7.750% due 05/15/2013	43	37
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,301
6.875% due 05/01/2012	2,625	2,873
7.700% due 05/01/2032	200	238
Argo-Tech Corp.
9.250% due 06/01/2011	750	799
Armor Holdings, Inc.
8.250% due 08/15/2013	325	352
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,462
AT&T Broadband Corp.
8.375% due 03/15/2013	315	373
Aviall, Inc.
7.625% due 07/01/2011	675	699
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	978
Boise Cascade LLC
6.474% due 10/15/2012 (a)	500	499
Bombardier, Inc.
6.750% due 05/01/2012	2,000	1,875
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,083
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,901
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	270	271
Cablevision Systems Corp.
8.000% due 04/15/2012	3,500	3,412
Caesars Entertainment, Inc.
7.875% due 12/15/2005	1,000	1,009
8.875% due 09/15/2008	335	367
7.875% due 03/15/2010	300	328
7.000% due 04/15/2013	500	543
CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,923
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,737
Cenveo Corp.
9.625% due 03/15/2012	670	722
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,060
Charter Communications Operating LLC
8.000% due 04/30/2012	2,750	2,784
8.375% due 04/30/2014	1,250	1,262
Chesapeake Energy Corp.
7.500% due 06/15/2014	1,000	1,072
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	369
5.750% due 01/15/2013	400	396
CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,987
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	104
6.875% due 06/15/2009	1,095	1,168
Comcast Continental Cablevision, Inc.
7.125% due 06/15/2013	2,130	2,374

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  45

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Comcast Corp.
5.300% due 01/15/2014	$2,000	$1,998
6.500% due 01/15/2015	100	108
7.050% due 03/15/2033	200	223
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	369
Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	512
Constellation Brands, Inc.
8.625% due 08/01/2006	700	721
Cox Communications, Inc.
7.125% due 10/01/2012	725	790
Crown European Holdings S.A.
9.500% due 03/01/2011	715	786
10.875% due 03/01/2013	1,700	1,980
CSC Holdings, Inc.
8.125% due 08/15/2009	335	339
7.625% due 04/01/2011	2,300	2,271
DaimlerChrysler N.A. Holding Corp.
4.132% due 11/17/2006 (a)	2,000	2,002
4.026% due 03/07/2007 (a)	5,500	5,494
4.314% due 09/10/2007 (a)	1,514	1,518
7.300% due 01/15/2012	490	533
6.500% due 11/15/2013	2,300	2,436
8.500% due 01/18/2031	340	413
DaVita, Inc.
7.250% due 03/15/2015	2,250	2,292
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,023
8.125% due 04/15/2011	2,000	2,178
Delphi Corp.
6.500% due 08/15/2013	4,040	2,727
Dex Media West LLC
8.500% due 08/15/2010	750	797
9.875% due 08/15/2013	3,130	3,470
DirecTV Holdings LLC
8.375% due 03/15/2013	1,300	1,425
Dobson Communications Corp.
8.875% due 10/01/2013	700	704
Dow Chemical Co.
5.750% due 12/15/2008	105	109
6.000% due 10/01/2012	250	265
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,643
Duke Energy Corp.
5.625% due 11/30/2012	225	233
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,041
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,543
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,916
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)	2,000	2,045
6.625% due 10/01/2014	2,500	2,488
El Paso CGP Co.
7.625% due 09/01/2008	175	179
6.375% due 02/01/2009	1,500	1,470
El Paso Corp.
7.875% due 06/15/2012	620	645
El Paso Production Holding Co.
7.750% due 06/01/2013	8,915	9,361
Enterprise Products Operating LP
4.000% due 10/15/2007	700	686
4.625% due 10/15/2009	1,100	1,076
4.950% due 06/01/2010	600	590
Equistar Chemicals LP
10.125% due 09/01/2008	1,299	1,403
10.625% due 05/01/2011	2,000	2,190
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	535
Ferrellgas Partners LP
8.750% due 06/15/2012	3,070	3,131
Fisher Communications, Inc.
8.625% due 09/15/2014	500	536
Freescale Semiconductor, Inc.
7.125% due 07/15/2014	550	589
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,467
Gazprom
9.625% due 03/01/2013	850	1,055
7.201% due 02/01/2020	350	383
Georgia-Pacific Corp.
8.125% due 05/15/2011	800	888
8.000% due 01/15/2024	3,970	4,397
Greif, Inc.
8.875% due 08/01/2012	495	533
Hanover Compressor Co.
8.500% due 09/01/2008	443	463
8.625% due 12/15/2010	500	541
Hanover Equipment Trust
8.750% due 09/01/2011	2,000	2,125
HCA, Inc.
5.500% due 12/01/2009	4,700	4,627
HealthSouth Corp.
7.625% due 06/01/2012 (c)	1,500	1,410
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,614
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,008
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,751
Insight Midwest LP
9.750% due 10/01/2009	500	513
10.500% due 11/01/2010	1,250	1,319
International Paper Co.
6.750% due 09/01/2011	220	236
Invensys PLC
9.875% due 03/15/2011	500	499
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,490
ISP Holdings, Inc.
10.625% due 12/15/2009	165	175
JC Penney Corp., Inc.
7.125% due 11/15/2023	3,000	3,315
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	476
Kappa Beheer BV
10.625% due 07/15/2009	225	235
Kerr-McGee Corp.
6.875% due 09/15/2011	3,000	3,222
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,510
5.125% due 05/20/2015	750	731
Kroger Co.
6.800% due 04/01/2011	1,000	1,067
5.500% due 02/01/2013	1,240	1,246
Lamar Media Corp.
6.625% due 08/15/2015	1,000	1,023
Legrand Holding S.A.
10.500% due 02/15/2013	155	178
Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,699
7.625% due 07/15/2013	200	209
MCI, Inc.
8.735% due 05/01/2014	7,750	8,661
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,905
Medical Device Manufacturing, Inc.
10.000% due 07/15/2012	1,500	1,635
MGM Mirage, Inc.
9.750% due 06/01/2007	230	246
6.000% due 10/01/2009	2,000	1,985
8.375% due 02/01/2011	1,150	1,242
Nalco Co.
7.750% due 11/15/2011	1,025	1,053
8.875% due 11/15/2013	400	413
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,150
Norfolk Southern Corp.
7.800% due 05/15/2027	6	8
5.640% due 05/17/2029	164	165
Novelis, Inc.
7.250% due 02/15/2015	2,500	2,375
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	791
8.750% due 11/15/2012	750	814
8.250% due 05/15/2013	400	418
6.750% due 12/01/2014	2,000	1,940
Peabody Energy Corp.
6.875% due 03/15/2013	500	525
Pemex Project Funding Master Trust
9.625% due 12/02/2008-12/02/2008	203	229
5.399% due 10/15/2009 (a)	3,500	3,697
5.170% due 06/15/2010 (a)	700	729
8.000% due 11/15/2011	2,100	2,396
7.375% due 12/15/2014	1,251	1,392
5.750% due 12/15/2015	5,760	5,710
9.500% due 03/30/2018	4,068	5,187
8.625% due 02/01/2022	517	633
Petrobras International Finance Co.
7.750% due 09/15/2014	500	544
Petronas Capital Ltd.
7.000% due 05/22/2012	250	280
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,058
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	975
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,887
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027	400	428
Seneca Gaming Corp.
7.250% due 05/01/2012	500	515
SESI LLC
8.875% due 05/15/2011	875	928
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	503
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	357
8.375% due 07/01/2012	4,300	4,107
Sonat, Inc.
7.625% due 07/15/2011	500	510
Spectrum Brands, Inc.
7.375% due 02/01/2015	1,500	1,358
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	1,004
6.500% due 02/01/2014	700	704
Sungard Data Systems, Inc.
9.125% due 08/15/2013	1,000	1,041
Superior Essex Communications
9.000% due 04/15/2012	1,000	1,015
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	281
7.375% due 02/01/2013	500	476
9.875% due 07/01/2014	750	788
9.250% due 02/01/2015	500	508
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,572
8.625% due 11/15/2014	500	506
TransMontaigne, Inc.
9.125% due 06/01/2010	750	791
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	516
7.000% due 11/15/2013	500	509

46  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Trinity Industries, Inc.
6.500% due 03/15/2014	$1,800	$1,782
True Temper Sports, Inc.
8.375% due 09/15/2011	500	468
TRW Automotive, Inc.
9.375% due 02/15/2013	3,201	3,489
Tyco International Group S.A.
6.375% due 02/15/2006	3,000	3,020
6.750% due 02/15/2011	500	541
6.375% due 10/15/2011	445	475
Union Pacific Corp.
6.700% due 12/01/2006	3,250	3,329
United Airlines, Inc.
7.783% due 01/01/2014 (c)	254	242
United Rentals N.A., Inc.
7.750% due 11/15/2013	326	316
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,300	1,365
8.250% due 05/01/2012	100	108
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,468
Walt Disney Co.
6.375% due 03/01/2012	640	688
Waste Management, Inc.
7.375% due 08/01/2010	900	991
7.650% due 03/15/2011	270	303
Williams Cos., Inc.
7.750% due 06/15/2031	115	125
8.750% due 03/15/2032	350	415
Wyeth
6.450% due 02/01/2024	300	330
Wynn Las Vegas LLC
6.625% due 12/01/2014	2,300	2,211
Young Broadcasting, Inc.
10.000% due 03/01/2011	1,150	1,093

		265,654

Utilities 7.6%

AES Corp.
8.750% due 05/15/2013	1,750	1,925
American Cellular Corp.
10.000% due 08/01/2011	725	794
AT&T Corp.
6.000% due 03/15/2009	260	269
9.050% due 11/15/2011	947	1,071
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,554
British Telecom PLC
8.375% due 12/15/2010	2,240	2,596
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,687
Cincinnati Bell, Inc.
8.375% due 01/15/2014	4,200	4,158
7.000% due 02/15/2015	1,000	970
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,947
7.750% due 08/01/2010	175	189
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	721
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,492
Dominion Resources, Inc.
5.700% due 09/17/2012	260	269
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	209
France Telecom S.A.
7.200% due 03/01/2006	650	658
Gazprom
10.500% due 10/21/2009	500	594
GPU, Inc.
7.700% due 12/01/2005	3,200	3,216
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	450	461
Intelsat Bermuda Ltd.
8.250% due 01/15/2013	1,000	1,011
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,343
8.625% due 11/14/2011	125	139
KT Corp.
4.875% due 07/15/2015	3,000	2,919
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	313
Midwest Generation LLC
8.560% due 01/02/2016	402	443
8.750% due 05/01/2034	3,200	3,580
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,061
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	970
Nevada Power Co.
5.875% due 01/15/2015	450	446
Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,187
7.375% due 08/01/2015	125	134
NRG Energy, Inc.
8.000% due 12/15/2013	2,791	2,986
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,534
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	4,043
7.000% due 10/30/2031	170	189
PSEG Energy Holdings LLC
7.750% due 04/16/2007	1,750	1,798
10.000% due 10/01/2009	725	808
8.500% due 06/15/2011	2,200	2,382
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,884
7.750% due 04/15/2011	1,000	1,121
6.950% due 06/01/2012	270	295
5.500% due 12/01/2015	900	905
Qwest Communications International, Inc.
7.250% due 02/15/2011	12,275	12,014
7.500% due 02/15/2014	775	740
Qwest Corp.
8.875% due 03/15/2012	1,390	1,526
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,490	1,442
Ras Laffan LNG III
5.838% due 09/30/2027	4,000	4,021
Reliant Energy, Inc.
9.500% due 07/15/2013	3,450	3,830
6.750% due 12/15/2014	3,750	3,703
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014	500	505
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,108
8.250% due 03/15/2012	1,800	1,899
South Point Energy
8.400% due 05/30/2012	2,096	1,970
Southern California Edison Co.
3.870% due 01/13/2006 (a)	75	75
Sprint Capital Corp.
7.125% due 01/30/2006	2,500	2,521
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,404
Time Warner Telecom, Inc.
9.750% due 07/15/2008	200	204
10.125% due 02/01/2011	325	336
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,963
Verizon New England, Inc.
6.500% due 09/15/2011	625	666
Verizon New York, Inc.
6.875% due 04/01/2012	25	27
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	242
Williams Cos., Inc.
6.375% due 10/01/2010	2,500	2,494

		104,961

Total Corporate Bonds & Notes (Cost $485,855)		485,143

U.S. GOVERNMENT AGENCIES 2.8%

Fannie Mae
5.500% due 12/01/2032-10/13/2035 (e)	38,482	38,500
Freddie Mac
5.000% due 06/15/2013	597	599

Total U.S. Government Agencies (Cost $39,351)		39,099

U.S. TREASURY OBLIGATIONS 6.6%

Treasury Inflation Protected Security (d)
2.000% due 07/15/2014	2,799	2,861
U.S. Treasury Bonds
7.875% due 02/15/2021	4,700	6,395
6.250% due 08/15/2023	26,675	31,905
6.000% due 02/15/2026	25,000	29,492
U.S. Treasury Notes
3.625% due 06/30/2007	1,700	1,684
3.875% due 09/15/2010	13,790	13,599
4.250% due 08/15/2013	1,900	1,894
4.125% due 05/15/2015	4,600	4,522

Total U.S. Treasury Obligations (Cost $93,325)		92,352

ASSET-BACKED SECURITIES 0.2%

SLM Student Loan Trust
3.630% due 04/26/2010 (a)	2,104	2,104

Total Asset-Backed Securities (Cost $2,103)		2,104

SOVEREIGN ISSUES 31.7%

Government of Poland
4.000% due 10/27/2024 (a)	55	53
Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,255
Republic of Brazil
4.250% due 04/15/2006 (a)	280	281
10.000% due 01/16/2007	1,000	1,068
11.250% due 07/26/2007	250	277
11.500% due 03/12/2008	1,825	2,084
9.760% due 06/29/2009 (a)	12,800	15,024
14.500% due 10/15/2009	900	1,173
12.000% due 04/15/2010	2,200	2,699
10.000% due 08/07/2011	7,850	9,165
11.000% due 01/11/2012	15,825	19,433
4.313% due 04/15/2012 (a)	7,691	7,586
10.250% due 06/17/2013	1,100	1,312
10.500% due 07/14/2014	7,700	9,340
7.875% due 03/07/2015	5,700	5,928
8.000% due 01/15/2018	21,423	22,741
8.875% due 10/14/2019	4,650	5,062
6.000% due 04/15/2024 (a)	1,500	1,453
8.875% due 04/15/2024	2,907	3,109
8.750% due 02/04/2025	2,000	2,118
10.125% due 05/15/2027	650	780
12.250% due 03/06/2030	3,335	4,597
8.250% due 01/20/2034	14,770	14,881
11.000% due 08/17/2040	40,897	50,191

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  47

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Republic of Chile
7.125% due 01/11/2012		$857	$967
5.500% due 01/15/2013		635	663
Republic of Colombia
9.750% due 04/23/2009		45	52
10.000% due 01/23/2012		941	1,139
10.750% due 01/15/2013		3,800	4,794
8.250% due 12/22/2014		5,000	5,627
11.750% due 02/25/2020		1,000	1,396
Republic of Croatia
4.750% due 07/31/2010 (a)		139	140
Republic of Ecuador
12.000% due 11/15/2012		1,250	1,274
9.000% due 08/15/2030 (a)		23,745	22,513
Republic of Guatemala
10.250% due 11/08/2011		1,000	1,229
9.250% due 08/01/2013		1,845	2,218
Republic of Malaysia
8.750% due 06/01/2009		255	290
7.500% due 07/15/2011		899	1,021
Republic of Panama
8.250% due 04/22/2008		2,042	2,213
9.625% due 02/08/2011		442	530
9.375% due 07/23/2012		1,843	2,239
7.250% due 03/15/2015		2,325	2,546
9.375% due 01/16/2023		400	507
8.875% due 09/30/2027		500	611
9.375% due 04/01/2029		75	96
Republic of Peru
9.125% due 01/15/2008		321	348
9.125% due 02/21/2012		1,586	1,911
9.875% due 02/06/2015		447	573
5.000% due 03/07/2017 (a)		3,231	3,185
8.750% due 11/21/2033		1,000	1,212
Republic of South Africa
9.125% due 05/19/2009		750	855
7.375% due 04/25/2012		2,730	3,078
6.500% due 06/02/2014		7,500	8,212
Republic of Ukraine
11.000% due 03/15/2007		280	297
7.343% due 08/05/2009 (a)		2,700	2,947
6.875% due 03/04/2011		2,180	2,301
7.650% due 06/11/2013		1,725	1,903
Republic of Venezuela
5.375% due 08/07/2010		1,000	976
4.640% due 04/20/2011 (a)		1,500	1,493
10.750% due 09/19/2013		1,980	2,475
8.500% due 10/08/2014		2,000	2,225
9.250% due 09/15/2027		9,240	10,954
9.375% due 01/13/2034		6,100	7,238
Russian Federation
8.250% due 03/31/2010		5,380	5,840
11.000% due 07/24/2018		500	766
12.750% due 06/24/2028		500	944
5.000% due 03/31/2030 (a)		77,976	89,794
United Mexican States
9.875% due 02/01/2010		215	256
6.375% due 01/16/2013		3,689	3,934
5.875% due 01/15/2014		9,250	9,588
6.625% due 03/03/2015		1,500	1,633
11.375% due 09/15/2016		30	44
8.125% due 12/30/2019		1,795	2,181
8.000% due 09/24/2022		45	55
8.300% due 08/15/2031		4,868	6,097
7.500% due 04/08/2033		530	616
6.750% due 09/27/2034		27,300	29,143

Total Sovereign Issues (Cost $401,990)			439,749

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 7.1%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,535
Aspropulsion Capital BV
9.625% due 10/01/2013		325	449
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,974
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	6,727
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,119
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,599
El Paso Corp.
7.125% due 05/06/2009		600	763
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,729
France Telecom S.A.
7.000% due 03/14/2008	EC	2,414	3,178
Gaz Capital S.A.
5.875% due 06/01/2015		4,000	5,362
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,053
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,534
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,136
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,039
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,608
Kronos International, Inc.
8.875% due 06/30/2009		3,000	3,822
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,826
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,362
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,402
Republic of Ukraine
10.000% due 03/15/2007		5,642	7,276
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,684
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		500	457
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	3,051
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	937
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (a)	EC	3,500	4,399
Telecom Italia Finance NV
6.575% due 07/30/2009		4,870	6,568
Telenet Communications NV
9.000% due 12/15/2013		3,000	4,074
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	3,008
Veolia Environnement
4.875% due 05/28/2013		3,460	4,586

Total Foreign Currency-Denominated Issues (Cost $96,985)			99,257

	Shares
PREFERRED SECURITY 0.1%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,392

Total Preferred Security (Cost $1,437)			1,392

PREFERRED STOCK 0.3%

Fannie Mae
7.000% due 12/31/2049 (a)		19,800	1,090
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008 (a)		3,000,000	3,296

Total Preferred Stock (Cost $4,261)			4,386

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 15.2%

Commercial Paper 13.4%

Barclays U.S. Funding Corp.
3.830% due 12/27/2005		$35,000	34,664
Freddie Mac
3.310% due 11/02/2005		10,700	10,670
Rabobank USA Financial Corp.
3.880% due 10/03/2005		3,100	3,100
3.905% due 12/30/2005		38,000	37,622
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		13,700	13,659
3.710% due 11/17/2005		3,400	3,384
3.720% due 12/08/2005		24,000	23,822
3.850% due 12/22/2005		600	595
Societe Generale N.A.
3.770% due 11/01/2005		16,400	16,350
UBS Finance Delaware LLC
3.860% due 10/03/2005		200	200
3.625% due 10/17/2005		13,600	13,581
3.760% due 12/01/2005		500	497
3.730% due 12/09/2005		500	496
3.960% due 01/27/2006		27,000	26,646
3.975% due 01/30/2006		300	296

			185,582

Repurchase Agreements 1.3%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.375% due 09/15/2009 valued at $16,263. Repurchase proceeds are $15,904.)		15,900	15,900
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $2,206. Repurchase proceeds are $2,159.)		2,158	2,158

			18,058

U.S. Treasury Bills 0.5%

3.432% due 12/01/2005-12/15/2005 (e)(f)(g)		7,000	6,945

Total Short-Term Instruments (Cost $210,652)			210,585

Total Investments (b) 98.9% (Cost $1,336,299)			$1,374,409

Other Assets and Liabilities (Net) 1.1%			14,903

Net Assets 100.0%			$1,389,312

48  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $8,220 were valued with reference to securities whose prices are more readily obtainable.
(c)	Security is in default.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $6,448 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Futures	Long	06/2006	718	$(574)
Euro-Bund 10-Year Note Futures	Long	12/2005	374	(177)
U. S. Treasury 5-Year Note Futures	Long	12/2005	169	(89)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	63	(229)

				$(1,069)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	19,100	$(85)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	(4)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		9,600	(6)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	1,069
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/15/2015		$700	(18)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		27,000	480
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		2,600	16
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		700	(18)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		26,700	415

							$1,849

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$17,000	$8
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	6,300	138
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(387)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	122
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	52
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	27
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	15
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,300	175
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,900	434
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	32
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,000	184
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	1,500	17
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	496
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	4,300	101
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	9
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	35
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	3

						$1,485

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  49

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2005 (Unaudited)

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,480	10/2005	$276	$0	$276
Buy	BR	833	10/2005	31	0	31
Buy		2,065	02/2006	49	0	49
Sell	C$	4,500	10/2005	0	(86)	(86)
Buy	CP	443,993	02/2006	23	0	23
Buy	CY	2,189	09/2006	0	0	0
Buy	EC	1,990	10/2005	0	(50)	(50)
Sell		71,510	10/2005	2,815	0	2,815
Buy		3,155	11/2005	6	0	6
Buy	JY	1,172,641	10/2005	0	(317)	(317)
Buy	KW	586,100	01/2006	0	(12)	(12)
Buy		5,899,700	02/2006	0	(174)	(174)
Buy		271,400	03/2006	0	(5)	(5)
Buy	MP	5,363	02/2006	5	0	5
Buy		14,474	03/2006	10	0	10
Buy	PN	1,586	02/2006	0	(13)	(13)
Buy		804	03/2006	0	(4)	(4)
Buy	PZ	1,578	02/2006	3	0	3
Buy		955	03/2006	0	(3)	(3)
Buy	RP	8,557	11/2005	0	(2)	(2)
Buy		15,658	03/2006	0	0	0
Buy	RR	18,920	01/2006	9	0	9
Buy		13,240	02/2006	1	0	1
Buy		7,032	03/2006	0	(1)	(1)
Buy	S$	475	01/2006	0	(7)	(7)
Buy		783	02/2006	0	(10)	(10)
Buy		394	03/2006	0	(2)	(2)
Buy	SR	1,173	02/2006	3	0	3
Buy	SV	15,966	02/2006	0	(21)	(21)
Buy		16,791	03/2006	0	(9)	(9)
Buy	T$	15,348	02/2006	0	(18)	(18)
Buy		7,661	03/2006	0	(1)	(1)

				$3,231	$(735)	$2,496

50  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BERMUDA 0.0%

Noble Group Ltd.
6.625% due 03/17/2015	$1,000	$926

Total Bermuda (Cost $940)		926

BRAZIL 31.3%

Braskem S.A.
12.500% due 11/05/2008	$500	594
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008	1,000	1,140
Republic of Brazil
4.250% due 04/15/2006 (a)	12,076	12,097
10.000% due 01/16/2007	1,000	1,068
11.500% due 03/12/2008	14,100	16,102
9.375% due 04/07/2008	200	218
4.313% due 04/15/2009 (a)	34,079	33,909
5.154% due 04/15/2009 (a)	13,200	13,167
9.760% due 06/29/2009 (a)	33,000	38,734
14.500% due 10/15/2009	2,600	3,388
12.000% due 04/15/2010	4,865	5,969
9.250% due 10/22/2010	2,880	3,244
10.000% due 08/07/2011	8,180	9,550
11.000% due 01/11/2012	37,989	46,650
4.313% due 04/15/2012 (a)	61,837	60,990
10.250% due 06/17/2013	7,500	8,944
8.000% due 04/15/2014	46,705	46,927
10.500% due 07/14/2014	51,655	62,658
7.875% due 03/07/2015	1,550	1,612
8.000% due 01/15/2018	11,374	12,074
8.875% due 10/14/2019	16,500	17,960
12.750% due 01/15/2020	3,750	5,235
4.250% due 04/15/2024 (a)	1,130	1,090
6.000% due 04/15/2024 (a)	13,447	13,027
8.875% due 04/15/2024	21,160	22,632
8.750% due 02/04/2025	21,500	22,768
10.125% due 05/15/2027	38,810	46,591
12.250% due 03/06/2030	17,365	23,938
8.250% due 01/20/2034	94,280	94,987
11.000% due 08/17/2040	237,706	291,725

Total Brazil (Cost $843,466)		918,988

BULGARIA 0.0%

Republic of Bulgaria
8.250% due 01/15/2015	$150	185

Total Bulgaria (Cost $183)		185

CANADA 0.1%

Sino-Forest Corp.
9.125% due 08/17/2011	$2,700	2,929

Total Canada (Cost $2,890)		2,929

CAYMAN ISLANDS 0.4%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$4,050	4,111
CSN Islands VII Corp.
10.750% due 09/12/2008	1,000	1,122
CSN Islands VIII Corp.
9.750% due 12/16/2013	2,000	2,200
Petrobras International Finance Co.
7.750% due 09/15/2014	650	707
Petroleum Export Ltd.
5.265% due 06/15/2011	2,000	1,994
Vale Overseas Ltd.
8.250% due 01/17/2034	750	849

Total Cayman Islands (Cost $10,598)		10,983

CHILE 0.8%

Banco Santander Chile
4.148% due 12/09/2009 (a)	$8,500	8,472
5.375% due 12/09/2014	3,000	3,021
CODELCO, Inc.
5.625% due 09/21/2035	4,800	4,770
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013	3,000	3,421
Republic of Chile
4.069% due 01/28/2008 (a)	24	24
7.125% due 01/11/2012	1,740	1,963
5.500% due 01/15/2013	1,815	1,896

Total Chile (Cost $23,488)		23,567

CHINA 0.8%

China Development Bank
5.000% due 10/15/2015	$1,000	989
Export-Import Bank of China
5.250% due 07/29/2014	17,910	18,126
4.875% due 07/21/2015	5,840	5,709

Total China (Cost $24,502)		24,824

COLOMBIA 1.6%

Republic of Colombia
9.750% due 04/23/2009	$910	1,049
10.000% due 01/23/2012	11,150	13,491
10.750% due 01/15/2013	6,785	8,559
8.250% due 12/22/2014	18,500	20,822
11.750% due 02/25/2020	1,300	1,815

Total Colombia (Cost $42,610)		45,736

CROATIA 0.0%

Republic of Croatia
4.750% due 07/31/2010 (a)	$816	822

Total Croatia (Cost $814)		822

ECUADOR 4.3%

Republic of Ecuador
12.000% due 11/15/2012	$850	866
9.000% due 08/15/2030 (a)	133,502	126,609

Total Ecuador (Cost $106,514)		127,475

EGYPT 0.2%

Republic of Egypt
8.750% due 07/11/2011	$4,000	4,787

Total Egypt (Cost $4,753)		4,787

EL SALVADOR 0.2%

Republic of El Salvador
8.500% due 07/25/2011	$5,515	6,400

Total El Salvador (Cost $5,962)		6,400

GUATEMALA 0.6%

Republic of Guatemala
10.250% due 11/08/2011	$1,350	1,660
9.250% due 08/01/2013	14,131	16,983

Total Guatemala (Cost $18,076)		18,643

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014	$2,950	2,989
Panva Gas Holdings Ltd.
8.250% due 09/23/2011	1,000	1,048

Total Hong Kong (Cost $3,985)		4,037

INDIA 0.0%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009	$1,500	1,466

Total India (Cost $1,490)		1,466

KAZAKHSTAN 0.4%

Kazkommerts International BV
7.000% due 11/03/2009	$3,500	3,631
Tengizchevroil Finance Co.
6.124% due 11/15/2014	7,800	8,011

Total Kazakhstan (Cost $11,392)		11,642

MALAYSIA 1.5%

Petroliam Nasional Bhd.
7.750% due 08/15/2015	$1,690	2,045
Petronas Capital Ltd.
7.000% due 05/22/2012	24,160	27,088
7.875% due 05/22/2022	3,000	3,733
Republic of Malaysia
8.750% due 06/01/2009	3,200	3,640
TNB Capital Ltd.
5.250% due 05/05/2015	8,300	8,325

Total Malaysia (Cost $44,452)		44,831

M EXICO 14.3%

Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012	$4,850	5,262
Pemex Finance Ltd.
9.030% due 02/15/2011	60	67
Pemex Project Funding Master Trust
9.625% due 12/02/2008	500	565
9.125% due 10/13/2010	565	662
8.000% due 11/15/2011	8,500	9,699
7.375% due 12/15/2014	7,424	8,259
5.750% due 12/15/2015	1,550	1,536
9.500% due 03/30/2018	4,597	5,861
8.625% due 02/01/2022	20,533	25,153
Telefonos de Mexico S.A.
8.250% due 01/26/2006	1,000	1,013
United Mexican States
4.625% due 10/08/2008	60	60
4.830% due 01/13/2009 (a)	24	24
8.375% due 01/14/2011	4,142	4,771
7.500% due 01/14/2012	8,450	9,502
6.375% due 01/16/2013	38,986	41,579
5.875% due 01/15/2014	8,000	8,292
6.625% due 03/03/2015	55,235	60,151
11.375% due 09/15/2016	2,560	3,783
8.125% due 12/30/2019	41,215	50,076

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  51

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
8.000% due 09/24/2022		$26,180	$31,874
11.500% due 05/15/2026		10,000	16,075
8.300% due 08/15/2031		37,900	47,470
7.500% due 04/08/2033		24,725	28,743
6.750% due 09/27/2034		56,550	60,367
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		20,094	412
0.000% due 06/30/2007 (a)		18,575	483

Total Mexico (Cost $402,151)			421,739

MOROCCO 0.1%

Kingdom of Morocco
2.031% due 01/05/2009 (a)		$3,637	3,642

Total Morocco (Cost $3,530)			3,642

PANAMA 2.3%

Republic of Panama
8.250% due 04/22/2008		$4,110	4,454
9.625% due 02/08/2011		23,439	28,127
9.375% due 07/23/2012		21,473	26,090
4.688% due 07/17/2014 (a)		1,044	1,038
7.250% due 03/15/2015		2,100	2,300
9.375% due 01/16/2023		900	1,141
8.875% due 09/30/2027		250	306
9.375% due 04/01/2029		2,675	3,411

Total Panama (Cost $62,828)			66,867

PERU 3.1%

Republic of Peru
9.125% due 01/15/2008		$4,409	4,784
9.125% due 02/21/2012		22,791	27,463
9.875% due 02/06/2015		2,350	3,014
5.000% due 03/07/2017 (a)		35,188	34,610
8.750% due 11/21/2033		11,795	14,301
Southern Peru Copper Corp.
6.375% due 07/27/2015		1,000	1,011
7.500% due 07/27/2035		4,800	4,823

Total Peru (Cost $82,039)			90,006

QATAR 0.3%

Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		$671	649
Ras Laffan LNG II
5.298% due 09/30/2020		5,350	5,353
Ras Laffan LNG III
5.838% due 09/30/2027		4,000	4,021

Total Qatar (Cost $10,007)			10,023

RUSSIA (g) 17.1%

Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	1,000	1,273
Gaz Capital S.A.
5.875% due 06/01/2015		7,550	10,120
8.625% due 04/28/2034		$1,900	2,503
Gazprom International S.A.
9.125% due 04/25/2007		1,000	1,063
9.625% due 03/01/2013		4,650	5,773
7.201% due 02/01/2020		15,850	17,359
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		1,000	1,080
8.000% due 01/28/2012		3,500	3,714
Russian Federation
10.000% due 06/26/2007		1,180	1,287
8.250% due 03/31/2010		40,280	43,713
11.000% due 07/24/2018		2,700	4,135
12.750% due 06/24/2028		13,275	25,062
5.000% due 03/31/2030 (a)		333,880	384,473
Vimpel-Communications
8.375% due 10/22/2011		450	480

Total Russia (Cost $492,425)			502,035

SOUTH AFRIC A (g) 1.7%

Republic of South Africa
8.375% due 10/17/2006		$1,000	1,038
9.125% due 05/19/2009		6,940	7,912
7.375% due 04/25/2012		6,750	7,611
5.250% due 05/16/2013	EC	12,160	16,238
6.500% due 06/02/2014		$11,950	13,085
8.500% due 06/23/2017		2,140	2,718

Total South Africa (Cost $44,984)			48,602

SOUTH KOREA 0.5%

Korea Highway Corp.
5.125% due 05/20/2015		$11,700	11,397
KT Corp.
4.875% due 07/15/2015		4,530	4,408

Total South Korea (Cost $16,024)			15,805

TUNISIA (g) 2.1%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	581
7.375% due 04/25/2012		$45,062	51,145
4.500% due 06/22/2020	EC	5,500	6,729
8.250% due 09/19/2027		$1,680	2,150

Total Tunisia (Cost $60,681)			60,605

UKRAINE 3.4%

Republic of Ukraine
11.000% due 03/15/2007		$8,979	9,513
7.343% due 08/05/2009 (a)		30,420	33,204
6.875% due 03/04/2011		35,350	37,258
7.650% due 06/11/2013		17,885	19,740

Total Ukraine (Cost $94,585)			99,715

UNITED KINGDOM 0.1%

Vedanta Resources PLC
6.625% due 02/22/2010		$2,000	1,989

Total United Kingdom (Cost $1,948)			1,989

UNITED STATES 1.2%

U.S. Treasury Bond
6.250% due 08/15/2023		$75	90
U.S. Treasury Notes
4.250% due 11/15/2013		32,100	31,971
4.125% due 05/15/2015		2,350	2,310

Total United States (Cost $34,266)			34,371

VENEZUELA 5.4%

Republic of Venezuela
5.375% due 08/07/2010		$4,500	4,394
4.640% due 04/20/2011 (a)		22,450	22,338
10.750% due 09/19/2013		21,480	26,850
8.500% due 10/08/2014		2,000	2,225
7.000% due 12/01/2018		5,000	4,920
9.250% due 09/15/2027		57,905	68,646
9.375% due 01/13/2034		23,650	28,061

	Shares
Republic of Venezuela Value Recovery Right
0.000% due 04/15/2020 (a)		3,500	98

Total Venezuela (Cost $141,502)			157,532

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 23.6%

Certificates of Deposit 1.7%

Wells Fargo Bank, N.A.
3.760% due 10/13/2005		$50,000	50,000

Commercial Paper 21.9%

Fannie Mae
3.860% due 03/22/2006		100,000	98,063
Federal Home Loan Bank
3.180% due 10/03/2005		10,000	10,000
3.855% due 03/24/2006		49,000	48,039
Freddie Mac
3.180% due 10/03/2005		29,000	29,000
HBOS Treasury Services PLC
3.515% due 10/17/2005		5,000	4,993
3.515% due 10/18/2005		70,000	69,897
ING U.S. Funding LLC
3.755% due 11/01/2005		50,100	49,948
National Australia Funding Delaware, Inc.
3.740% due 10/04/2005		53,000	52,994
Rabobank USA Financial Corp.
3.880% due 10/03/2005		78,300	78,300
3.360% due 10/17/2005		9,900	9,887
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		28,900	28,813
TotalFinalElf Capital S.A.
3.727% due 11/23/2005		76,400	75,997
UBS Finance Delaware LLC
3.860% due 10/03/2005		700	700
3.750% due 10/05/2005		73,900	73,885
3.750% due 12/13/2005		12,800	12,698
3.975% due 01/30/2006		900	888

			644,102

U.S. Treasury Bills 0.0%

3.372% due 12/01/2005-12/15/2005 (b)(d)(e)		285	284

Total Short-Term Instruments (Cost $694,566)			694,386

Total Investments (c) 117.5% (Cost $3,287,651)			$3,455,558

Other Assets and Liabilities (Net) (17.5%)			(514,818)

Net Assets 100.0%			$2,940,740

52  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of September 30, 2005, portfolio securities with an aggregate market value of $98 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(e)	Securities with an aggregate market value of $98 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	11	$(25)

(f)	Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$565
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	1,302
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	266
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	3,249
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	4,500	0
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,905
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	477
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	14
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,000	266
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	4,000	212
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	368
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,700	26
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	7,950	322
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	16,340	1,028
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	661
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	1,330
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	(2.850)%	03/20/2008	5,000	(163)
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	(2.470)%	09/20/2008	10,000	(116)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.780)%	09/20/2010	8,000	(270)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.810)%	09/20/2010	10,000	(352)
Lehman Brothers, Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	14
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	457
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	2,106
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	149
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	6,120	25
Morgan Stanley Dean Witter & Co.	Republic of Colombia 10.375% due 01/28/2033	Sell	1.200%	09/20/2008	6,200	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	101
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	16,000	787
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(12)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	3,164
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	704
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,000	116

						$19,725

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  53

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2005 (Unaudited)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR 44,400	$(42)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005	22,900	(15)
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.920%	08/12/2015	MP 69,000	307

						$250

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,272	10/2005	$123	$0	$123
Buy		12,582	02/2006	405	0	405
Buy	CP	1,750,059	02/2006	118	0	118
Buy	CY	24,681	09/2006	0	(2)	(2)
Buy	EC	21,537	10/2005	0	(928)	(928)
Sell		48,900	10/2005	1,925	0	1,925
Buy	IR	62,326,500	10/2005	436	0	436
Sell		62,326,500	10/2005	141	0	141
Buy		60,156,000	02/2006	270	0	270
Buy	JY	1,391,423	10/2005	0	(376)	(376)
Buy	KW	6,810,650	10/2005	0	(182)	(182)
Buy		201,055	11/2005	0	(8)	(8)
Buy		2,761,100	01/2006	0	(58)	(58)
Buy		1,986,000	02/2006	0	(45)	(45)
Buy	MP	31,205	02/2006	25	0	25
Buy		7,790	03/2006	5	0	5
Buy	PN	9,065	02/2006	0	(76)	(76)
Buy		317	03/2006	0	(2)	(2)
Buy	PZ	29,205	02/2006	81	0	81
Buy		881	03/2006	0	(3)	(3)
Buy	RP	31,277	11/2005	0	(6)	(6)
Buy		131,247	03/2006	2	0	2
Buy	RR	36,237	01/2006	17	0	17
Buy		240,786	02/2006	29	(2)	27
Buy		12,873	03/2006	0	(2)	(2)
Buy	S$	2,120	01/2006	0	(32)	(32)
Buy		4,228	02/2006	0	(54)	(54)
Buy	SR	47,975	02/2006	124	0	124
Buy	SV	44,182	02/2006	0	(55)	(55)
Buy		253,746	03/2006	0	(141)	(141)
Buy	T$	88,186	02/2006	0	(107)	(107)
Buy		2,552	03/2006	0	0	0

				$3,701	$(2,079)	$1,622

54  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Floating Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 10.5%

AES Corp.
5.070% due 04/30/2008 (a)	$1,000	$1,013
5.690% due 08/10/2011 (a)	1,000	1,013
AGCO Corp.
5.420% due 01/31/2006 (a)	404	410
5.770% due 01/31/2006 (a)	1,955	1,984
Alderwoods Group, Inc.
5.296% due 09/17/2008 (a)	286	290
5.480% due 09/17/2008 (a)	372	378
5.609% due 09/17/2008 (a)	275	279
5.840% due 09/17/2008 (a)	91	92
Allegheny Energy, Inc.
5.340% due 03/08/2011 (a)	660	670
5.808% due 03/08/2011 (a)	1,396	1,418
Allied Waste North America, Inc.
2.000% due 01/15/2012 (a)	811	818
5.520% due 01/15/2012 (a)	340	343
5.650% due 01/15/2012 (a)	405	409
5.670% due 01/15/2012 (a)	324	327
6.090% due 01/15/2012 (a)	1,054	1,063
American Tower LP
4.270% due 02/28/2011 (a)	1,000	1,005
5.340% due 02/28/2011 (a)	1,000	1,005
Appleton Papers, Inc.
6.330% due 06/09/2010 (a)	138	140
5.730% due 06/11/2010 (a)	149	150
Berry Plastics Corp.
6.105% due 06/30/2010 (a)	496	504
5.766% due 07/22/2010 (a)	1	1
Boise Cascade LLC
6.474% due 10/15/2012 (a)	3,000	2,993
Brenntag AG
6.810% due 02/27/2012 (a)	1,000	1,014
Celanese Holdings LLC
3.680% due 07/27/2009 (a)	2,000	2,031
6.313% due 04/06/2011 (a)	996	1,013
Centennial Communications
5.770% due 01/20/2011 (a)	42	42
6.110% due 01/20/2011 (a)	27	27
6.270% due 01/20/2011 (a)	420	425
6.450% due 01/20/2011 (a)	126	127
6.450% due 02/09/2011 (a)	378	382
Charter Communications Holdings LLC
6.830% due 04/27/2011 (a)	3	3
6.930% due 04/27/2011 (a)	986	992
Choctaw Resort Development Enterprise
5.630% due 11/04/2011 (a)	19	19
5.910% due 11/04/2011 (a)	1,087	1,100
Coleto Creek LP
5.680% due 07/01/2011 (a)	998	1,019
Cooper Standard Automotive, Inc.
6.063% due 12/31/2011 (a)	2,526	2,543
Covanta Energy Corp.
3.360% due 06/24/2012 (a)	177	180
3.850% due 06/24/2012 (a)	376	383
6.460% due 06/30/2012 (a)	446	454
Davita, Inc.
1.010% due 06/17/2012 (a)	3,000	3,048
Delphi Corp.
10.300% due 06/13/2011 (a)	1,932	1,972
DirecTV Holdings LLC
5.289% due 04/08/2013 (a)	1,000	1,013
Dresser-Rand Group, Inc.
5.438% due 10/29/2011 (a)	1,273	1,295
Dura Operating Corp.
7.228% due 04/28/2011 (a)	1,000	1,013
El Paso Corp.
3.500% due 11/23/2009 (a)	3,875	3,922
6.813% due 11/23/2009 (a)	618	626
General Growth Properties, Inc.
5.950% due 11/12/2007 (a)	887	892
5.670% due 11/12/2008 (a)	3,483	3,531
Goodyear Tire & Rubber Co.
6.320% due 04/30/2010 (a)	5,000	5,069
Headwaters, Inc.
5.870% due 04/30/2011 (a)	1,209	1,226
7.750% due 04/30/2011 (a)	28	28
HealthSouth Corp.
6.530% due 06/14/2007 (a)	1,181	1,189
3.340% due 03/21/2010 (a)	319	321
Hercules, Inc.
5.240% due 10/08/2010 (a)	30	30
5.310% due 10/08/2010 (a)	564	571
Insight Midwest LP
6.063% due 12/31/2009 (a)	1,491	1,496
Jarden Corp.
5.490% due 01/21/2012 (a)	3,993	4,031
5.635% due 01/21/2012 (a)	474	478
Jean Coutu Group, Inc.
5.938% due 07/30/2011 (a)	1,980	2,014
Jefferson Smurfit Corp.
3.340% due 11/01/2010 (a)	87	88
5.750% due 11/01/2010 (a)	210	212
5.875% due 11/01/2010 (a)	215	217
5.750% due 11/01/2011 (a)	340	344
5.875% due 11/01/2011 (a)	143	145
K&F Industries, Inc.
5.920% due 11/18/2012 (a)	953	960
6.150% due 11/18/2012 (a)	467	471
Key Plastic Holdings LLC
5.990% due 06/25/2010 (a)	1,000	1,006
Kinetic Concepts, Inc.
5.780% due 08/11/2010 (a)	1,093	1,108
Loews Cineplex Entertainment Corp.
5.970% due 07/08/2011 (a)	695	700
5.800% due 07/22/2011 (a)	782	787
Masonite International Corp.
5.490% due 04/06/2013 (a)	32	32
5.660% due 04/06/2013 (a)	1,468	1,475
Mediacom Communications Corp.
5.490% due 02/28/2014 (a)	175	178
5.510% due 02/28/2014 (a)	1,020	1,036
5.870% due 02/28/2014 (a)	800	814
MGM, Inc.
5.740% due 04/08/2012 (a)	5,000	5,066
Nalco Co.
5.660% due 11/01/2010 (a)	612	622
5.870% due 11/01/2010 (a)	416	423
5.960% due 11/01/2010 (a)	472	480
New Skies Satellites Holdings Ltd.
5.875% due 05/04/2011 (a)	1,745	1,769
6.063% due 05/04/2011 (a)	168	171
Nortek Holdings, Inc.
5.910% due 08/24/2011 (a)	1,985	2,012
7.250% due 08/27/2011 (a)	5	5
Novelis, Inc.
5.460% due 01/07/2012 (a)	1,596	1,617
NRG Energy, Inc.
3.390% due 12/24/2011 (a)	1,969	1,990
5.255% due 12/24/2011 (a)	2,509	2,536
5.365% due 12/24/2011 (a)	10	10
PacifiCare Health Systems, Inc.
5.125% due 12/17/2008 (a)	635	638
5.188% due 12/17/2008 (a)	135	136
5.375% due 12/17/2008 (a)	421	422
PanAmSat Corp.
5.569% due 08/20/2009 (a)	792	801
6.107% due 08/20/2011 (a)	1,500	1,522
Penn National Gaming, Inc.
1.010% due 05/26/2012 (a)	3,000	3,042
Polypore, Inc.
6.100% due 11/12/2011 (a)	445	446
Primedia, Inc.
8.245% due 12/31/2009 (a)	1,182	1,187
5.000% due 09/30/2013 (a)	1,200	1,200
Qwest Corp.
6.950% due 06/30/2010 (a)	2,000	1,996
Refco Finance Holdings LLC
5.841% due 08/05/2011 (a)(b)	4,492	4,546
Reliant Resources, Inc.
6.089% due 04/30/2010 (a)	3,692	3,716
6.205% due 04/30/2010 (a)	288	290
Resorts International Holdings LLC
6.530% due 03/22/2012 (a)	2,466	2,487
Revlon Consumer Products Corp.
9.980% due 07/09/2010 (a)	125	129
9.380% due 07/31/2010 (a)	250	259
9.490% due 07/31/2010 (a)	250	259
9.920% due 07/31/2010 (a)	250	259
RH Donnelley, Inc.
5.230% due 06/30/2011 (a)	50	50
5.270% due 06/30/2011 (a)	50	50
5.300% due 06/30/2011 (a)	150	151
5.520% due 06/30/2011 (a)	399	402
5.620% due 06/30/2011 (a)	249	252
5.640% due 06/30/2011 (a)	150	151
5.670% due 06/30/2011 (a)	50	50
5.780% due 06/30/2011 (a)	329	332
Sealy Mattress Co.
5.539% due 04/01/2013 (a)	265	269
5.620% due 04/01/2013 (a)	177	179
Simmons Bedding Co.
5.625% due 12/19/2011 (a)	33	33
5.750% due 12/19/2011 (a)	819	832
5.938% due 12/19/2011 (a)	20	20
6.438% due 12/19/2011 (a)	60	61
7.500% due 12/19/2011 (a)	38	38
Sungard Data Systems, Inc.
6.280% due 01/22/2013 (a)	3,000	3,038
Telcordia Technologies, Inc.
6.610% due 09/09/2012 (a)	2,993	2,989
Tenneco Automotive, Inc.
5.943% due 12/12/2010 (a)	656	669
6.080% due 12/12/2010 (a)	1,656	1,687
UGS Corp.
5.670% due 03/31/2012 (a)	2,369	2,406
United Parcel Service, Inc.
6.254% due 09/30/2012 (a)	2,000	2,024
Universal City Development
5.600% due 06/09/2010 (a)	564	572
6.030% due 06/09/2010 (a)	11	11
5.810% due 06/19/2010 (a)	418	424
Valor Telecommunications LLC
5.591% due 02/14/2012 (a)	174	176
5.770% due 02/15/2012 (a)	763	773
5.811% due 02/15/2012 (a)	1,003	1,018
Warner ChilCott Co., Inc.
6.460% due 01/18/2012 (a)	1,625	1,639
6.770% due 01/18/2012 (a)	3,414	3,442
Warner Music Group, Inc.
5.520% due 02/27/2011 (a)	566	573
5.640% due 02/27/2011 (a)	500	506
5.830% due 02/27/2011 (a)	505	511
5.860% due 02/27/2011 (a)	417	423
Worldspan LP
6.375% due 02/11/2010 (a)	60	59
6.500% due 02/11/2010 (a)	127	124
6.563% due 02/11/2010 (a)	497	487
6.625% due 02/11/2010 (a)	33	33
6.688% due 02/11/2010 (a)	60	59
6.375% due 02/16/2010 (a)	280	275
6.625% due 02/16/2010 (a)	220	216
Wynn Las Vegas LLC
5.955% due 12/14/2011 (a)	3,000	3,037
Xerium Technologies, Inc.
6.020% due 05/18/2012 (a)	1,500	1,522

Total Bank Loan Obligations (Cost $142,413)		142,996

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  55

Schedule of Investments (Cont.)

Floating Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.1%

Banking & Finance 7.8%

American General Finance Corp.
3.637% due 01/06/2006 (a)	$600	$600
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	1,500	1,501
Banco Santander Chile
4.148% due 12/09/2009 (a)	3,500	3,489
Banque Centrale de Tunisie
7.500% due 09/19/2007	2,000	2,110
Bear Stearns Cos., Inc.
4.070% due 09/27/2007 (a)	650	657
3.980% due 01/30/2009 (a)	2,500	2,515
3.640% due 09/09/2009 (a)	1,680	1,688
Borden US Finance Corp.
8.349% due 07/15/2010 (a)	600	603
CIT Group, Inc.
3.714% due 04/19/2006 (a)	400	400
3.490% due 05/18/2007 (a)	100	100
4.120% due 09/20/2007 (a)	7,000	7,025
Ford Motor Credit Co.
6.500% due 01/25/2007	700	701
General Electric Capital Corp.
3.910% due 02/03/2006 (a)	100	100
3.420% due 05/12/2006 (a)	100	100
3.801% due 03/04/2008 (a)	2,500	2,502
3.780% due 04/30/2009 (a)	1,500	1,503
3.464% due 11/21/2011 (a)	2,000	2,008
3.670% due 09/15/2014 (a)	450	454
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	1,390	1,390
6.125% due 08/28/2007	4,000	3,939
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	5,000	5,004
3.832% due 10/27/2006 (a)	800	801
4.120% due 03/30/2007 (a)	1,500	1,502
3.980% due 07/23/2009 (a)	4,135	4,161
3.950% due 10/07/2011 (a)	2,000	2,013
Household Finance Corp.
3.900% due 02/09/2007 (a)	125	125
3.548% due 11/16/2009 (a)	4,500	4,517
HSBC Bank USA
3.990% due 09/21/2007 (a)	1,400	1,403
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	3,000	3,003
International Lease Finance Corp.
3.999% due 01/15/2010 (a)	4,500	4,522
Korea Development Bank
4.020% due 10/20/2009 (a)	5,200	5,208
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	5,000	5,000
Merrill Lynch & Co., Inc.
3.670% due 03/07/2006 (a)	100	100
3.889% due 04/18/2006 (a)	250	250
Morgan Stanley Dean Witter & Co.
3.810% due 11/09/2006 (a)	2,500	2,502
3.701% due 01/12/2007 (a)	442	443
3.393% due 02/15/2007 (a)	700	701
3.734% due 01/18/2008 (a)	2,000	2,002
3.880% due 01/22/2009 (a)	100	100
3.879% due 01/15/2010 (a)	3,500	3,517
National Rural Utilities Cooperative Finance Corp.
3.370% due 02/17/2006 (a)	900	900
NiSource Finance Corp.
7.625% due 11/15/2005	2,000	2,007
4.393% due 11/23/2009 (a)	3,500	3,518
Pemex Finance Ltd.
8.450% due 02/15/2007	542	554
8.020% due 05/15/2007	2,917	3,016
Petroleum Export Ltd.
5.265% due 06/15/2011	2,000	1,994
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	2,000	2,030
SLM Corp.
3.241% due 01/25/2008 (a)	9,000	9,007
3.371% due 07/25/2008 (a)	500	502
UBS Luxembourg S.A.
5.410% due 10/24/2006 (a)	150	153
Universal City Florida Holding Co.
8.443% due 05/01/2010 (a)	2,500	2,606

		106,546

Industrials 7.7%

Abitibi-Consolidated, Inc.
6.910% due 06/15/2011 (a)	2,350	2,362
AOL Time Warner, Inc.
6.125% due 04/15/2006	2,000	2,017
Bowater, Inc.
6.410% due 03/15/2010 (a)	2,500	2,500
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	220	221
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)	5,100	5,253
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	455
CCO Holdings LLC
7.535% due 12/15/2010 (a)	4,000	3,970
Cox Communications, Inc.
3.950% due 12/14/2007 (a)	6,000	6,045
CSX Corp.
4.010% due 08/03/2006 (a)	3,093	3,099
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	5,100	5,115
4.747% due 08/08/2006 (a)	100	101
4.132% due 11/17/2006 (a)	1,000	1,001
4.026% due 03/07/2007 (a)	4,200	4,195
4.314% due 09/10/2007 (a)	800	802
EchoStar DBS Corp.
5.750% due 10/01/2008	1,000	991
6.754% due 10/01/2008 (a)	2,755	2,817
El Paso Corp.
6.950% due 12/15/2007	1,750	1,783
Emmis Communications Corp.
9.314% due 06/15/2012 (a)	1,500	1,519
Enterprise Products Operating LP
4.000% due 10/15/2007	250	245
Freescale Semiconductor, Inc.
6.349% due 07/15/2009 (a)	3,950	4,078
Gazprom
10.500% due 10/21/2009	500	594
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,033
7.375% due 07/15/2008	1,000	1,053
Goodman Global Holding Co, Inc.
6.621% due 06/15/2012 (a)	2,250	2,211
Halliburton Co.
5.109% due 10/17/2005 (a)	900	900
HCA, Inc.
8.750% due 09/01/2010	1,000	1,109
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,000	940
JetBlue Airways Corp.
6.368% due 11/15/2008 (a)	2,500	2,518
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,320	5,336
Lyondell Chemical Co.
9.500% due 12/15/2008	1,500	1,579
MagnaChip Semiconductor S.A.
6.660% due 12/15/2011 (a)	2,500	2,488
MCI, Inc.
8.735% due 05/01/2014	3,500	3,911
Meritor Automotive, Inc.
6.800% due 02/15/2009	500	480
Newpark Resources, Inc.
8.625% due 12/15/2007	1,500	1,500
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,899
Pemex Project Funding Master Trust
5.399% due 10/15/2009 (a)	100	106
4.710% due 06/15/2010 (a)	3,200	3,338
5.170% due 06/15/2010 (a)	18,800	19,576
Tyco International Group S.A.
6.375% due 02/15/2006	2,500	2,517
Yum! Brands, Inc.
8.500% due 04/15/2006	2,500	2,551

		105,208

Utilities 4.6%

AES Corp.
8.750% due 05/15/2013	2,500	2,750
Alabama Power Co.
3.900% due 04/23/2007 (a)	100	100
American Electric Power Co., Inc.
4.709% due 08/16/2007 (a)	4,000	3,996
Appalachian Power Co.
3.810% due 06/29/2007 (a)	400	401
AT&T Corp.
9.050% due 11/15/2011	473	535
CMS Energy Corp.
9.875% due 10/15/2007	600	656
Dobson Communications Corp.
8.443% due 11/01/2011 (a)	1,500	1,562
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)	600	601
4.300% due 09/28/2007 (a)	5,000	5,001
Duke Energy Corp.
4.240% due 12/08/2005 (a)	2,200	2,200
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)	4,500	4,601
Northwestern Corp.
7.300% due 12/01/2006	3,000	3,078
Progress Energy, Inc.
6.750% due 03/01/2006	4,500	4,541
PSEG Energy Holdings LLC
7.750% due 04/16/2007	2,350	2,415
8.625% due 02/15/2008	1,500	1,575
PSEG Power LLC
6.875% due 04/15/2006	2,500	2,530
Public Service Electric & Gas Co.
3.577% due 06/23/2006 (a)	5,500	5,501
Qwest Communications International, Inc.
7.290% due 02/15/2009 (a)	3,850	3,821
Qwest Corp.
7.120% due 06/15/2013 (a)	1,500	1,568
Rogers Wireless Communications, Inc.
6.535% due 12/15/2010 (a)	2,250	2,357
Rural Cellular Corp.
8.370% due 03/15/2010 (a)	1,400	1,449
Southern California Edison Co.
3.465% due 12/13/2007 (a)	3,000	3,001
Time Warner Telecom Holdings, Inc.
7.790% due 02/15/2011 (a)	2,350	2,409
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	2,500	2,501
Williams Cos., Inc.
6.375% due 10/01/2010	2,250	2,244

		61,393

Total Corporate Bonds & Notes (Cost $273,320)		273,147

U.S. GOVERNMENT AGENCIES 19.9%

Fannie Mae
3.386% due 10/03/2005 (a)	200	200
3.445% due 01/07/2006 (a)	2,500	2,500
3.454% due 04/25/2035 (a)	371	372
3.651% due 09/07/2006 (a)	50,000	49,989
3.715% due 05/22/2006 (a)	25,000	24,994
Federal Home Loan Bank
3.360% due 12/29/2006 (a)	100,000	100,040

56  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
3.363% due 03/28/2006 (a)	$35,000	$35,004
3.730% due 06/13/2006 (a)	39,500	39,491
Freddie Mac
3.510% due 10/07/2005 (a)	200	200
4.065% due 10/25/2044 (a)	17,550	17,610
5.000% due 06/15/2013	389	390

Total U.S. Government Agencies (Cost $270,691)		270,790

U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Notes
3.000% due 12/31/2006	7,100	7,002
3.500% due 05/31/2007	9,000	8,905

Total U.S. Treasury Obligations (Cost $15,972)		15,907

MORTGAGE-BACKED SECURITIES 0.1%

Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)	908	910

Total Mortgage-Backed Securities (Cost $908)		910

ASSET-BACKED SECURITIES 0.1%

Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 09/25/2034 (a)	49	49
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)	110	110
Countrywide Asset-Backed Certificates
3.980% due 01/25/2024 (a)	65	65
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	47	47
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)	133	133
SLM Student Loan Trust
3.630% due 04/26/2010 (a)	1,449	1,449

Total Asset-Backed Securities (Cost $1,853)		1,853

SOVEREIGN ISSUES 20.3%

Republic of Brazil
10.000% due 01/16/2007	250	267
11.250% due 07/26/2007	55	61
11.500% due 03/12/2008	25	29
4.313% due 04/15/2009 (a)	3,219	3,203
9.760% due 06/29/2009 (a)	66,560	78,125
10.000% due 08/07/2011	3,150	3,678
4.313% due 04/15/2012 (a)	51,559	50,852
7.875% due 03/07/2015	175	182
8.000% due 01/15/2018	1,885	2,001
8.875% due 10/14/2019	50	54
Republic of Chile
4.069% due 01/28/2008 (a)	1,461	1,470
Republic of Colombia
10.500% due 06/13/2006	750	778
8.625% due 04/01/2008	1,000	1,084
Republic of Ecuador
12.000% due 11/15/2012	1,500	1,529
9.000% due 08/15/2030 (a)	2,600	2,466
Republic of Egypt
7.625% due 07/11/2006	500	512
Republic of Kazakhstan
11.125% due 05/11/2007	750	825
Republic of Panama
8.250% due 04/22/2008	7,250	7,857
4.688% due 07/17/2014 (a)	3,919	3,898
4.688% due 07/17/2016 (a)	6,855	6,731
Republic of Peru
9.125% due 01/15/2008	4,600	4,991
5.000% due 03/07/2017 (a)	9,132	8,911
Republic of Ukraine
11.000% due 03/15/2007	4,172	4,420
7.343% due 08/05/2009 (a)	22,150	24,192
6.875% due 03/04/2011	250	263
Republic of Venezuela
5.375% due 08/07/2010	2,500	2,441
4.640% due 04/20/2011 (a)	58,300	58,009
Russian Federation
8.250% due 03/31/2010	2,500	2,714
12.750% due 06/24/2028	100	189
5.000% due 03/31/2030 (a)	1,700	1,958
United Mexican States
4.830% due 01/13/2009 (a)	2,511	2,557

Total Sovereign Issues (Cost $265,753)		276,247

FOREIGN CURRENCY-DENOMINATED ISSUES (d) 4.1%

Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC 42,500	54,113
Kingdom of Spain
3.100% due 09/20/2006	JY 190,000	1,723

Total Foreign Currency-Denominated Issues (Cost $57,590)		55,836

	Shares
PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	30,200	1,663

Total Preferred Stock (Cost $1,510)		1,663

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 22.3%

Commercial Paper 21.7%

Fannie Mae
3.630% due 12/01/2005	$80,000	79,524
Federal Home Loan Bank
3.180% due 10/03/2005	106,500	106,500
3.419% due 10/14/2005	40,000	39,955
Freddie Mac
3.254% due 11/01/2005	17,000	16,955
3.310% due 11/03/2005	12,500	12,465
3.845% due 03/21/2006	41,000	40,210

		295,609

Repurchase Agreement 0.6%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $8,461. Repurchase proceeds are $8,294.)	8,292	8,292

Total Short-Term Instruments (Cost $303,947)		303,901

Total Investments 98.7% (Cost $1,333,957)		$1,343,250

Other Assets and Liabilities (Net) 1.3%		17,067

Net Assets 100.0%		$1,360,317

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Security is in default.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  57

Schedule of Investments (Cont.)

Floating Income Fund

September 30, 2005 (Unaudited)

(c)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	18,400	$(81)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	(4)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		5,400	(4)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	13,300	351
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		$22,600	351

							$613

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$7
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	11
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	9
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	4
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,500	(12)
Bank of America	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	357
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	46
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	266
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	6
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(55)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	2
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	0
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(62)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(28)
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(142)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,400	(108)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	19
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,000	(2)
Citibank N.A.	Dow Jones CDX N.A. HY4-BB Index	Sell	2.100%	06/20/2010	5,000	(4)
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	840	15
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	8
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	6
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	2
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	2
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	39
Credit Suisse First Boston	SAMI	Sell	2.150%	12/20/2009	1,050	7
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	7
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	5
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	13
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. 100-4 Index	Sell	3.600%	06/20/2010	27,225	638
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	742
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	15
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	9
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	9
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	218
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	(4)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(5)

58  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	$12,000	$755
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	4,950	106
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	8
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month USD-LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	6
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	19,000	(87)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY4-B Index	Sell	3.400%	06/20/2010	3,000	21
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	14,850	910
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	38
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	3,500	33
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	6
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	4
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	5
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(30)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	23
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(44)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	14
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,100	(2)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	134
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	08/20/2007	15,000	59
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	2
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	41,500	1,171
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,000	(15)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	37,500	2,344
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	6,930	157
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	329
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	12,000	(58)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(9)
UBS Warburg LLC	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	3,812	81
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	5,000	11
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	22,500	42
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(1)
Wachovia Bank N.A.	Dow Jones CDX N.A. HY4 Index	Sell	3.600%	06/20/2010	8,168	174
Wachovia Bank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	19

						$8,276

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	374	10/2005	$17	$0	$17
Buy	EC	14,251	10/2005	0	(335)	(335)
Sell		59,085	10/2005	2,326	0	2,326
Buy	JY	157,880	10/2005	0	(43)	(43)

				$2,343	$(378)	$1,965

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  59

Schedule of Investments

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 0.6%

Republic of Brazil
4.313% due 04/15/2012 (a)		$82	$81
8.000% due 01/15/2018		6,966	7,394
8.875% due 10/14/2019		500	544
8.250% due 01/20/2034		300	302

Total Brazil (Cost $7,970)			8,321

CANADA (j) 0.0%

Commonwealth of Canada
5.750% due 06/01/2033	C$	200	215

Total Canada (Cost $194)			215

CAYMAN ISLANDS (j) 0.3%

Cypress Tree Investment Partners I Ltd.
3.999% due 10/15/2009 (a)		$1,132	1,135
3.999% due 10/15/2009		808	811
Mizuho Financial Group Cayman Ltd.
1.523% due 11/29/2049 (a)	JY	100,000	881
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$1,100	1,105

Total Cayman Islands (Cost $4,032)			3,932

FRANCE (j) 17.0%

Republic of France
4.000% due 10/25/2009	EC	4,500	5,698
4.750% due 10/25/2012		100	134
4.000% due 04/25/2014		300	386
4.000% due 10/25/2014		151,700	195,103
5.500% due 04/25/2029		4,200	6,590
5.750% due 10/25/2032		10,100	16,634
4.000% due 04/25/2055		300	391

Total France (Cost $226,873)			224,936

GERMANY (j) 20.2%

Republic of Germany
4.000% due 07/04/2009	EC	300	379
5.375% due 01/04/2010		300	400
5.250% due 01/04/2011		19,500	26,275
5.000% due 01/04/2012		5,300	7,148
5.000% due 07/04/2012		38,700	52,442
3.750% due 07/04/2013		21,700	27,428
4.250% due 01/04/2014		25,940	33,904
4.250% due 07/04/2014		20,000	26,160
6.250% due 01/04/2024		9,800	16,167
6.500% due 07/04/2027		2,260	3,930
5.625% due 01/04/2028		20,500	32,443
6.250% due 01/04/2030		22,640	38,943
5.500% due 01/04/2031		300	475
4.750% due 07/04/2034		400	581

Total Germany (Cost $269,422)			266,675

ITALY (j) 0.2%

Republic of Italy
3.000% due 04/15/2009	EC	700	852
4.500% due 05/01/2009		1,000	1,279

Total Italy (Cost $2,178)			2,131

JAPAN (j) 13.8%

Government of Japan
0.700% due 09/20/2008	JY	1,790,000	15,897
1.600% due 09/20/2013		5,560,000	50,340
1.500% due 03/20/2014		2,320,000	20,762
1.600% due 06/20/2014		3,970,000	35,716
1.800% due 06/20/2014		1,920,000	17,564
1.600% due 09/20/2014		1,650,000	14,816
1.500% due 03/20/2015		100,000	888
2.400% due 06/20/2024		56,000	527
2.300% due 05/20/2030		1,938,600	17,212
2.300% due 06/20/2035		420,000	3,621
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		5,100	5,043

Total Japan (Cost $194,339)			182,386

JERSEY, CHANNEL ISLANDS (j) 0.1%

AIG SunAmerica Institutional Funding III Ltd.
2.269% due 07/17/2006 (a)	EC	600	721

Total Jersey, Channel Islands (Cost $783)			721

MEXICO 0.3%

Pemex Project Funding Master Trust
5.750% due 12/15/2015		$2,600	2,577
United Mexican States
5.875% due 01/15/2014		1,700	1,762

Total Mexico (Cost $4,317)			4,339

NETHERLANDS (j) 0.1%

Kingdom of Netherlands
4.250% due 07/15/2013	EC	400	522
3.750% due 07/15/2014		1,200	1,516

Total Netherlands (Cost $2,070)			2,038

PANAMA 0.1%

Republic of Panama
7.250% due 03/15/2015		$700	766

Total Panama (Cost $718)			766

PERU 0.1%

Republic of Peru
9.125% due 02/21/2012		$900	1,084

Total Peru (Cost $1,032)			1,084

RUSSIA (j) 0.7%

Gaz Capital S.A.
5.875% due 06/01/2015	EC	600	804
Russian Federation
10.000% due 06/26/2007		$300	327
8.250% due 03/31/2010		2,300	2,497
5.000% due 03/31/2030 (a)		5,200	5,988

Total Russia (Cost $9,203)			9,616

SOUTH AFRICA 0.1%

Republic of South Africa
7.375% due 04/25/2012		$1,000	1,127

Total South Africa (Cost $1,126)			1,127

S PAIN (j) 6.5%

Banesto Banco de Emisiones
2.160% due 10/04/2006 (a)	EC	1,000	1,202
Caja Madrid
2.132% due 05/31/2006 (a)		1,200	1,442
Kingdom of Spain
5.400% due 07/30/2011		20,800	28,440
6.150% due 01/31/2013		1,000	1,451
4.400% due 01/31/2015		16,000	21,195
5.750% due 07/30/2032		19,150	31,456
4.200% due 01/31/2037		900	1,197

Total Spain (Cost $87,699)			86,383

SUPRANATIONAL (j) 0.0%

European Investment Bank
4.000% due 10/15/2037	EC	500	630

Total Supranational (Cost $635)			630

TUNISIA (j) 0.3%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$300	340
4.500% due 06/22/2020	EC	3,000	3,670

Total Tunisia (Cost $3,967)			4,010

UNITED KINGDOM (j) 3.4%

HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$3,300	3,250
SRM Investment Ltd.
2.352% due 08/26/2034 (a)	EC	89	107
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,400	4,312
4.000% due 03/07/2009		100	175
5.750% due 12/07/2009		3,900	7,280
9.000% due 07/12/2011		11,900	26,056
5.000% due 03/07/2012		2,030	3,731
5.000% due 09/07/2014		35	65

Total United Kingdom (Cost $45,527)			44,976

UNITED STATES 51.0%

Asset-Backed Securities 3.4%

AAA Trust
3.930% due 11/26/2035 (a)		$9,760	9,762
Aegis Asset-Backed Securities Trust
3.950% due 03/25/2035 (a)		1,333	1,335
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		2	2
4.240% due 03/25/2033 (a)		21	21
4.270% due 09/25/2034 (a)		188	188
3.930% due 04/25/2035 (a)		932	932
Asset-Backed Funding Certificates
3.900% due 02/25/2035 (a)		344	344
3.929% due 08/25/2035 (a)		700	700
Bank One Issuance Trust
3.818% due 10/15/2008 (a)		1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
4.000% due 12/25/2042 (a)		513	513
Centex Home Equity Co. LLC
4.130% due 09/25/2033 (a)		6	6
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)		88	88
CIT Group Home Equity Loan Trust
3.604% due 03/25/2033 (a)		24	24
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		2,600	2,600

60  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	$5	$5
3.970% due 05/25/2023 (a)	223	224
3.980% due 10/25/2023 (a)	61	61
4.070% due 12/25/2031 (a)	10	10
3.910% due 10/25/2035 (a)	4,114	4,117
Credit-Based Asset Servicing & Securitization LLC
4.010% due 09/25/2030 (a)	1,617	1,618
4.150% due 06/25/2032 (a)	60	60
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	282	282
Fieldstone Mortgage Investment Corp.
4.120% due 01/25/2035 (a)	58	58
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.000% due 11/25/2034 (a)	46	46
3.980% due 01/25/2035 (a)	721	722
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	833	834
GMAC Mortgage Corp. Loan Trust
3.930% due 10/25/2033 (a)	28	28
GSAMP Trust
4.120% due 03/25/2034 (a)	110	110
3.930% due 03/25/2035 (a)	1,194	1,195
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)	1,836	1,843
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)	3,299	3,301
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	108	108
4.146% due 02/21/2033 (a)	757	759
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	9	9
4.150% due 07/25/2033 (a)	53	53
4.010% due 10/25/2034 (a)	991	992
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)	1,000	1,000
3.997% due 06/25/2036 (a)	400	400
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	74	75
Morgan Stanley Home Equity Loans
3.950% due 12/25/2034 (a)	929	930
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)	6	6
Option One Mortgage Loan Trust
3.960% due 02/25/2035 (a)	373	374
3.980% due 11/25/2035 (a)	400	400
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)	80	80
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)	11	11
4.330% due 12/25/2033 (a)	2,069	2,083
Residential Asset Mortgage Products, Inc.
3.990% due 09/25/2013 (a)	91	91
3.930% due 04/25/2025 (a)	12	12
3.970% due 05/25/2026 (a)	29	29
4.170% due 09/25/2033 (a)	48	48
3.930% due 05/25/2035 (a)	1,925	1,926
Residential Asset Securities Corp.
4.000% due 10/25/2013 (a)	2,005	2,007
4.100% due 04/25/2032 (a)	39	39
4.080% due 07/25/2032 (a)	65	65
Saxon Asset Securities Trust
4.090% due 08/25/2032 (a)	3	3
4.130% due 06/25/2033 (a)	105	105
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	97	97
Structured Asset Securities Corp.
4.230% due 05/25/2034 (a)	84	85

		44,683

Corporate Bonds & Notes 4.5%

AOL Time Warner, Inc.
6.125% due 04/15/2006	3,700	3,731
ASIF Global Financing
3.790% due 08/11/2006 (a)	2,700	2,701
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)	600	607
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,586
CIT Group, Inc.
4.033% due 05/23/2008 (a)	3,500	3,512
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,420
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	7,300	7,358
4.314% due 09/10/2007 (a)	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	408
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	700	700
Ford Motor Credit Co.
6.500% due 02/15/2006	5,825	5,841
4.740% due 11/16/2006 (a)	700	698
4.870% due 03/21/2007 (a)	400	395
Fort James Corp.
6.875% due 09/15/2007	900	931
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	200	200
4.677% due 05/18/2006 (a)	125	124
5.050% due 01/16/2007 (a)	3,275	3,220
GPU, Inc.
7.700% due 12/01/2005	800	804
Halliburton Co.
5.109% due 10/17/2005 (a)	1,700	1,701
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	200	202
HCA, Inc.
7.125% due 06/01/2006	1,900	1,934
7.000% due 07/01/2007	1,500	1,541
Mirage Resorts, Inc.
7.250% due 10/15/2006	425	435
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)	1,600	1,786
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	1,200	1,307
Morgan Stanley Dean Witter & Co.
3.734% due 01/18/2008 (a)	900	901
NiSource Finance Corp.
7.625% due 11/15/2005	2,800	2,810
Raychem Corp.
7.200% due 10/15/2008	200	213
TCI Communications, Inc.
6.875% due 02/15/2006	2,400	2,419
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)	6,800	6,801
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	508
4.879% due 04/15/2008 (a)	1,000	1,010
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	1,000	1,001

		60,206

Mortgage-Backed Securities 4.2%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	2,391	2,352
Banc of America Large Loan
3.968% due 11/15/2015 (a)	90	90
Bank of America Mortgage Securities
5.000% due 05/25/2034	4,186	4,144
Bear Stearns Adjustable Rate Mortgage Trust
4.080% due 07/25/2034 (a)	30	30
Countrywide Alternative Loan Trust
4.040% due 05/25/2035 (a)	4,721	4,660
Countrywide Home Loan Mortgage Pass-Through Trust
4.160% due 02/25/2035 (a)	656	656
4.170% due 02/25/2035 (a)	693	693
4.150% due 03/25/2035 (a)	7,510	7,524
4.120% due 04/25/2035 (a)	1,327	1,327
4.110% due 08/25/2034 (a)	46	46
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,676	2,683
Greenpoint Mortgage Funding Trust
4.050% due 05/25/2045 (a)	3,192	3,186
Harborview Mortgage Loan Trust
4.159% due 02/19/2034 (a)	96	96
4.009% due 05/19/2035 (a)	5,702	5,696
Mellon Residential Funding Corp.
4.208% due 12/15/2030 (a)	42	42
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035 (a)	900	896
SACO I, Inc.
3.980% due 02/25/2028 (a)	1,031	1,032
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	129	129
Structured Asset Mortgage Investments, Inc.
4.060% due 06/19/2035 (a)	3,266	3,254
Structured Asset Securities Corp.
3.950% due 03/25/2035 (a)	1,722	1,724
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)	1,908	1,910
4.150% due 01/25/2045 (a)	1,478	1,478
4.100% due 12/25/2027 (a)	445	444
4.265% due 06/25/2042 (a)	1,976	1,995
4.137% due 08/25/2042 (a)	50	50
Washington Mutual, Inc.
4.060% due 04/25/2045 (a)	9,572	9,545

		55,682

Municipal Bonds & Notes 0.6%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,700	1,900
New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035	2,000	2,078
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	2,000	2,064
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
4.000% due 06/01/2013	850	854
5.625% due 06/01/2037	1,350	1,402

		8,298

	Shares
Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	15,697	864

	Principal Amount (000s)
U.S. Government Agencies 32.7%

Fannie Mae
3.500% due 03/25/2009	$161	160
3.651% due 11/28/2035 (a)	9,412	9,409
3.943% due 05/25/2034 (a)	33	33
4.080% due 08/25/2030 (a)	105	105
4.193% due 05/28/2035 (a)	670	672
4.198% due 11/01/2034 (a)	10,000	9,898
4.230% due 06/25/2029 (a)	60	61
4.989% due 12/01/2034 (a)	512	515

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  61

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.000% due 11/25/2032	$4,000	$3,883
5.500% due 10/01/2028-07/01/2035 (c)	377,291	377,535
6.500% due 06/25/2044	130	134
Freddie Mac
4.500% due 06/01/2035	19,823	18,867
5.000% due 12/15/2031	3,200	3,154
Government National Mortgage Association
6.000% due 08/20/2034	3,697	3,780
Small Business Administration
4.625% due 02/01/2025	1,172	1,158
4.754% due 08/01/2014	96	97
5.110% due 04/25/2025	2,500	2,535

		431,996

U.S. Treasury Obligations 5.5%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	3,859	3,941
1.875% due 07/15/2015	10,044	10,136
U.S. Treasury Bonds
8.875% due 02/15/2019	15,600	22,352
8.125% due 08/15/2019	2,300	3,141
7.875% due 02/15/2021	4,500	6,122
8.125% due 05/15/2021	19,000	26,440
U.S. Treasury Note
3.000% due 02/15/2009	400	385

		72,517

Total United States (Cost $679,317)		674,246

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006	$2,000	18

Total Purchased Call Options (Cost $59)		18

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005	50	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006	400	5
Eurodollar March Futures (CME)
Strike @ 94.375 Exp. 03/13/2006	215	0
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 109.000 Exp. 11/22/2005	160	3
U.S. Treasury Note 10-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 88.000 Exp. 11/22/2005	797	12

Total Purchased Put Options (Cost $25)		20

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 22.3%

Commercial Paper 14.7%

Fortis Funding LLC
3.900% due 10/03/2005	$36,500	36,500
Public Service Electric & Gas Co.
3.690% due 11/30/2005	600	596
Rabobank USA Financial Corp.
3.880% due 10/03/2005	7,400	7,400
3.905% due 12/30/2005	32,700	32,375
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005	10,400	10,369
3.720% due 12/08/2005	30,000	29,777
Societe Generale N.A.
3.770% due 11/01/2005	36,200	36,090
UBS Finance Delaware LLC
3.760% due 12/01/2005	22,200	22,063
3.715% due 12/08/2005	18,300	18,164
3.750% due 12/13/2005	500	496

		193,830

Repurchase Agreements 4.7%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.625% due 04/30/2007 valued at $60,666. Repurchase proceeds are $59,316.)	59,300	59,300
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $3,620. Repurchase proceeds are $3,549.)	3,548	3,548

		62,848

U.S. Treasury Bills 2.9%

3.427% due 12/01/2005-12/15/2005 (c)(d)(f)	38,735	38,435

Total Short-Term Instruments (Cost $295,196)		295,113

Total Investments (e) 137.1% (Cost $1,836,682)		$1,813,683

Written Options (h) (0.0%) (Premiums $110)		(70)

Other Assets and Liabilities (Net) (37.1%)		(490,734)

Net Assets 100.0%		$1,322,879

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $31,503 have been pledged as collateral for swap and swaption contracts at September 30, 2005.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $14,263 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $3,459 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	16	$(18)
Eurodollar December Futures	Long	12/2005	649	(691)
Euro-Bobl 5-Year Note Futures	Long	12/2005	24	(25)
Euro-Bund 10-Year Note Futures	Long	12/2005	825	(372)
Euro-Bund Purchased Put Options Strike @ 113.500	Long	12/2005	800	0
Government of Japan 10-Year Note Futures	Long	12/2005	77	(1,349)
U.S. Treasury 5-Year Note Futures	Long	12/2005	160	(230)
U.S. Treasury 10-Year Note Futures	Short	12/2005	413	343
U.S. Treasury 30-Year Bond Futures	Long	12/2005	30	(68)

				$(2,410)

62  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Swap agreements outstanding at September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	$500	$7
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,300	(3)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	900	(1)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(32)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(4)
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	(2)
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	500	(4)
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	(4)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	2,200	(66)
UBS Warburg LLC	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	3,600	(5)
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	3,600	7

						$(107)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2010	A$	60,000	$(468)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	471
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	37,800	1,039
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,600	(2)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,300	(30)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,500	156
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	216
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		39,600	(374)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2015		4,800	43
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	2
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,100	(22)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,200	18
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,900	(6)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		8,200	366
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		6,700	237
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		500	4
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(4)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(145)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,100	10
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(346)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		4,500	39
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	4
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		5,000	8
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		6,000	(25)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	(66)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2015		14,200	(1,371)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,700	(225)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		130,800	(6,869)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	11
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,300	(37)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	1,250
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	5
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		8,900	(107)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		44,600	(88)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	12
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		10,300	(21)
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	374
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,040,000	94
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(149)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  63

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

September 30, 2005 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006	$78,000	$2
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007	141,500	(568)
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010	16,800	60
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	61,000	1,085
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	118,100	3,025
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	1,500	20
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	176,700	(304)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	9,800	126
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	110,800	1,483
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	5,000	48
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	29,400	141
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025	2,000	90
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007	26,800	202
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	15,300	207
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	8,400	91
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,000	42
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010	6,900	59
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014	4,900	77
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	39,000	112

						$(56)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/22/2005	120	$26	$2
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	120	24	54

				$50	$56

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006	$5,000	$60	$14

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open at September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value**
Freddie Mac	4.500%	10/13/2035	$20,000	$19,244	$19,032
U.S. Treasury Note	3.000	02/15/2009	500	486	483
U.S. Treasury Note	3.375	09/15/2009	300	291	292
U.S. Treasury Note	4.250	11/15/2014	1,300	1,312	1,314

				$21,333	$21,121

**	Market value includes $26 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding at September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	6,542	10/2005	$109	$0	$109
Buy		2,340	11/2005	15	0	15
Buy	BP	61,807	10/2005	0	(2,197)	(2,197)
Sell		13,256	10/2005	409	0	409
Buy	BR	1,690	02/2006	32	0	32
Buy	C$	45,092	10/2005	973	0	973
Buy	CP	401,098	02/2006	9	0	9
Buy	DK	109,534	12/2005	0	(721)	(721)
Buy	EC	265,078	10/2005	0	(9,735)	(9,735)
Sell		5,501	10/2005	163	0	163
Buy		111,672	11/2005	86	(30)	56
Sell		1,852	11/2005	6	0	6
Buy	IR	11,688,300	10/2005	82	0	82
Sell		11,688,300	10/2005	0	(14)	(14)
Buy		11,688	01/2006	0	(1,083)	(1,083)
Buy	JY	40,021,038	10/2005	1	(9,873)	(9,872)
Sell		675,020	10/2005	31	0	31
Buy	KW	1,767,100	02/2006	0	(53)	(53)
Buy	PN	2,326	03/2006	0	(12)	(12)

64  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PZ	5,661	02/2006	$18	$0	$18
Buy	RP	1,306	03/2006	0	0	0
Buy	S$	482	02/2006	0	(8)	(8)
Buy		217	03/2006	0	(1)	(1)
Buy	SK	124,672	12/2005	0	(776)	(776)
Buy	SR	8,719	02/2006	23	0	23
Buy	T$	11,164	02/2006	0	(16)	(16)
Buy		25,793	03/2006	0	(3)	(3)

				$1,957	$(24,522)	$(22,565)

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$611	$607	0.05%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  65

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.0%

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$450	$495

Total Aruba (Cost $448)			495

AUSTRALIA (j) 0.2%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	499
Crusade Global Trust
4.120% due 02/15/2030 (a)		$218	218
GMAC Australia Finance
1.120% due 03/23/2006	JY	300,000	2,639
Homeside Mortgage Securities Trust
3.810% due 01/20/2027 (a)		$381	374
Medallion Trust
3.791% due 07/12/2031 (a)		1,054	1,052
Torrens Trust
4.028% due 07/15/2031 (a)		438	438

Total Australia (Cost $5,270)			5,220

AUSTRIA (j) 0.7%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,222

Total Austria (Cost $13,904)			17,222

BELGIUM (j) 0.6%

Kingdom of Belgium
7.500% due 07/29/2008	EC	10,500	14,324

Total Belgium (Cost $10,265)			14,324

BRAZIL 0.5%

Republic of Brazil
4.313% due 04/15/2009 (a)		$5,318	5,291
4.313% due 04/15/2012 (a)		412	406
8.000% due 01/15/2018		4,327	4,593
8.875% due 10/14/2019		1,000	1,088

Total Brazil (Cost $10,774)			11,378

CANADA (j) 0.1%

Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	2,100	1,919

Total Canada (Cost $1,760)			1,919

CAYMAN ISLANDS (j) 0.5%

Cypress Tree Investment Partners I Ltd.
3.999% due 10/15/2009 (a)		$1,293	1,297
Mizuho Financial Group Cayman Ltd.
1.523% due 11/29/2049 (a)	JY	300,000	2,644
Pylon Ltd.
6.036% due 12/29/2008 (a)	EC	1,350	1,676
Redwood Capital Ltd.
7.904% due 01/09/2006 (a)		$2,300	2,304
SHL Corp. Ltd.
0.757% due 12/25/2024 (a)	JY	25,655	224
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$3,900	3,916

Total Cayman Islands (Cost $12,316)			12,061

DENMARK (j) 0.0%

Nykredit Konvertible
6.000% due 10/01/2029	DK	3,586	$606
Unikredit Realkredit
6.000% due 07/01/2029		2,759	466

Total Denmark (Cost $697)			1,072

FRANCE (j) 13.3%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,405
Republic of France
7.250% due 04/25/2006		7,000	8,641
5.250% due 04/25/2008		26,800	34,399
4.000% due 04/25/2009		8,050	10,145
4.000% due 10/25/2009		30,070	38,074
4.000% due 04/25/2014		39,700	51,052
4.000% due 10/25/2014		111,700	143,658
6.000% due 10/25/2025		3,400	5,535
5.750% due 10/25/2032		10,300	16,964
4.750% due 04/25/2035		1,100	1,597
4.000% due 04/25/2055		600	782

Total France (Cost $291,305)			312,252

GERMANY (j) 26.0%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,546
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,117
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	553
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,811
Republic of Germany
4.000% due 07/04/2009		2,900	3,660
5.375% due 01/04/2010		4,100	5,462
5.250% due 07/04/2010		33,300	44,531
5.250% due 01/04/2011		28,400	38,267
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		74,500	100,481
5.000% due 07/04/2012		300	407
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		20,500	25,911
4.250% due 01/04/2014		94,252	123,190
4.250% due 07/04/2014		11,100	14,519
6.250% due 01/04/2024		7,600	12,538
6.500% due 07/04/2027		95,560	166,173
5.625% due 01/04/2028		8,870	14,037
6.250% due 01/04/2030		10,750	18,491
5.500% due 01/04/2031		15,400	24,362
4.750% due 07/04/2034		4,300	6,246

Total Germany (Cost $574,092)			608,443

IRELAND (j) 0.3%

Celtic Residential Irish Mortgage Securitisation
2.344% due 06/13/2035 (a)	EC	2,115	2,553
Emerald Mortgages PLC
2.375% due 10/22/2035 (a)		562	678
2.375% due 04/30/2028 (a)		2,219	2,661

Total Ireland (Cost $5,134)			5,892

ITALY (j) 0.4%

Republic of Italy
5.500% due 11/01/2010	EC	1,700	2,303
5.250% due 08/01/2011		3,400	4,605
Siena Mortgage SpA
2.411% due 02/28/2037 (a)	EC	1,133	1,354
Upgrade SpA
2.373% due 12/31/2035 (a)		1,000	1,191

Total Italy (Cost $7,601)			9,453

JAPAN (j) 16.4%

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,026
Government of Japan
0.700% due 09/20/2008	JY	2,980,000	26,465
1.300% due 09/20/2012		380,000	3,392
1.600% due 09/20/2013		8,640,000	78,226
1.500% due 03/20/2014		10,910,000	97,635
1.600% due 06/20/2014		8,010,000	72,061
1.600% due 09/20/2014		5,710,000	51,273
2.400% due 06/20/2024		822,000	7,731
2.300% due 05/20/2030		1,961,100	17,412
2.400% due 03/20/2034		300,000	2,661
2.300% due 06/20/2035		1,110,000	9,569
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$8,400	8,307
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		1,300	1,296

Total Japan (Cost $400,789)			383,054

MEXICO 0.1%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,125
9.625% due 12/02/2008		1,290	1,458

Total Mexico (Cost $2,301)			2,583

NETHERLANDS (j) 1.1%

Delphinus BV
2.403% due 04/25/2093 (a)	EC	1,500	1,804
Dutch Mortgage-Backed Securities BV
2.386% due 10/02/2079 (a)		3,000	3,626
2.382% due 11/20/2035 (a)		1,614	1,950
Holland Euro-Denominated Mortgage-Backed Series
2.389% due 04/18/2012 (a)		1,387	1,651
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	14,574
3.750% due 07/15/2014		2,500	3,158

Total Netherlands (Cost $23,869)			26,763

NEW ZEALAND (j) 0.1%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	3,006	2,784

Total New Zealand (Cost $1,840)			2,784

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$2,000	2,167

Total Panama (Cost $2,148)			2,167

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$2,000	2,170

Total Peru (Cost $2,170)			2,170

66  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
RUSSIA (j) 0.2%

Gaz Capital S.A.
5.875% due 06/01/2015	EC	700	$938
Russian Federation
10.000% due 06/26/2007		$1,630	1,778
8.250% due 03/31/2010		400	434
5.000% due 03/31/2030 (a)		2,200	2,533

Total Russia (Cost $5,425)			5,683

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$2,480	2,574

Total South Africa (Cost $2,620)			2,574

SPAIN (j) 3.6%

Caja Madrid
2.132% due 05/31/2006 (a)	EC	2,600	3,124
Hipotebansa Mortgage Securitization Fund
2.271% due 07/18/2022 (a)		1,460	1,702
Hipotebansa V
2.261% due 01/18/2018 (a)		1,068	1,248
Kingdom of Spain
5.150% due 07/30/2009		37,730	49,514
5.350% due 10/31/2011		11,100	15,188
4.200% due 07/30/2013		2,200	2,862
5.750% due 07/30/2032		4,500	7,392
4.200% due 01/31/2037		2,300	3,059

Total Spain (Cost $67,898)			84,089

SUPRANATIONAL (j) 0.4%

European Investment Bank
4.000% due 10/15/2037	EC	6,600	8,321

Total Supranational (Cost $8,385)			8,321

TUNISIA (j) 0.3%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	290
7.375% due 04/25/2012		500	567
4.500% due 06/22/2020	EC	4,600	5,628

Total Tunisia (Cost $6,422)			6,485

UNITED KINGDOM (j) 3.8%

Bauhaus Securities Ltd.
2.446% due 10/30/2052 (a)	EC	3,309	3,988
Dolerite Funding PLC
4.100% due 08/20/2032 (a)		$1,138	1,140
Haus Ltd.
2.414% due 12/14/2037 (a)	EC	5,576	6,398
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$5,900	5,811
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)	EC	500	732
SRM Investment Ltd.
2.352% due 08/26/2034 (a)	EC	445	537
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,803
4.750% due 06/07/2010		3,800	6,854
5.000% due 03/07/2012		12,830	23,580
8.000% due 09/27/2013		14,100	31,089

Total United Kingdom (Cost $88,269)			88,932

UNITED STATES (j) 51.8%

Asset-Backed Securities 0.7%

Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		$40	40
4.240% due 03/25/2033 (a)		90	90
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.770% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)		107	107
4.230% due 10/25/2032 (a)		312	313
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		3,000	3,000
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)		121	121
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		172	174
EQCC Home Equity Loan Trust
4.046% due 03/20/2030 (a)		45	46
First Alliance Mortgage Loan Trust
4.026% due 12/20/2027 (a)		39	39
Home Equity Asset Trust
3.980% due 08/25/2034 (a)		651	651
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		356	356
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		1,380	1,386
Mesa Trust Asset-Backed Certificates
4.230% due 11/25/2031 (a)		1,032	1,034
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		512	512
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)		2,504	2,504
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)		57	57
Quest Trust
4.390% due 06/25/2034 (a)		2,714	2,720
Residential Asset Mortgage Products, Inc.
3.930% due 04/25/2025 (a)		140	140
Residential Asset Securities Corp.
4.080% due 07/25/2032 (a)		1,241	1,244

			16,438

Corporate Bonds & Notes 2.0%

Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		900	911
Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	504
Ford Motor Credit Co.
4.740% due 11/16/2006 (a)		3,300	3,289
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,586
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		$200	199
Georgia-Pacific Corp.
7.375% due 07/15/2008		600	631
GPU, Inc.
7.700% due 12/01/2005		500	503
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		4,670	4,794
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	409
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)		1,200	1,340
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		1,400	1,525
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)		15,100	15,100
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		11,800	11,801
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	508

			46,100

Mortgage-Backed Securities 1.9%

Bank of America Mortgage Securities
5.000% due 05/25/2034		6,698	6,630
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,139
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/2035 (a)		173	173
CS First Boston Mortgage Securities Corp.
5.730% due 05/25/2032 (a)		147	147
4.380% due 08/25/2033 (a)		1,430	1,438
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,340	4,351
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,172
Impac CMB Trust
4.230% due 07/25/2033 (a)		344	344
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,884
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		616	627
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		4,996	5,003
5.131% due 10/25/2032 (a)		718	718
4.100% due 12/25/2027 (a)		7,001	7,000
4.237% due 12/25/2040 (a)		407	406
4.007% due 02/27/2034 (a)		1,932	1,912

			44,944

Municipal Bonds & Notes 2.2%

California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,276
5.250% due 07/01/2013		3,500	3,872
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,256
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,666
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	326
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	217
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,563
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,482
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	226
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,308
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	833
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		1,300	1,441

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  67

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	$1,500	$1,555
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	343
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,081
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025	3,105	3,180
5.600% due 06/01/2035	400	412
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,100	3,464
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	875
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,600
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	207
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	427
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	555
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	444
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	310	329
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	647
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,193
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013	3,500	3,669
5.500% due 06/01/2014	300	321
5.500% due 06/01/2017	600	654
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,087
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	207

		51,716

	Shares

Preferred Security 0.3%

DG Funding Trust
3.360% due 12/29/2049 (a)	640	6,852

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	30,433	1,676

	Principal Amount (000s)

U.S. Government Agencies 31.0%

Fannie Mae
3.870% due 07/25/2035 (a)	$1,741	1,742
3.950% due 03/25/2034 (a)	1,084	1,086
4.165% due 11/01/2022 (a)	56	58
4.198% due 11/01/2034 (a)	16,500	16,332
4.575% due 01/01/2023 (a)	65	67
4.962% due 08/01/2023 (a)	278	284
4.989% due 12/01/2034 (a)	3,584	3,608
5.000% due 11/25/2032-10/13/2035 (c)	33,203	32,460
5.238% due 12/01/2030 (a)	89	92
5.500% due 11/01/2028-10/13/2035 (c)	543,975	544,211
5.766% due 04/01/2032 (a)	207	210
6.500% due 02/01/2026-11/01/2034 (c)	2,793	2,879
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,209
5.665% due 03/22/2006	3,200	3,218
Freddie Mac
4.065% due 10/25/2044 (a)	22,100	22,176
4.500% due 06/01/2035	39,645	37,735
5.000% due 12/15/2031-08/15/2035 (c)	8,312	7,897
5.216% due 06/01/2022 (a)	439	447
9.050% due 06/15/2019	9	9
Government National Mortgage Association
3.750% due 07/20/2022-08/20/2027 (a)(c)	1,171	1,189
4.125% due 11/20/2021-11/20/2030 (a)(c)	490	498
4.375% due 05/20/2022-05/20/2030 (a)(c)	3,315	3,346
6.000% due 08/20/2034	5,777	5,907
Small Business Administration
5.980% due 11/01/2022	6,839	7,175
6.344% due 08/10/2011	3,233	3,404
6.640% due 02/10/2011	1,681	1,781
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,623
5.880% due 04/01/2036	8,145	9,289
5.980% due 04/01/2036	1,855	2,144

		727,076

U.S. Treasury Obligations 13.6%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	319	325
2.000% due 07/15/2014	8,433	8,617
1.625% due 01/15/2015	1,028	1,016
1.875% due 07/15/2015	2,724	2,749
3.625% due 04/15/2028	1,201	1,572
U.S. Treasury Bonds
8.750% due 05/15/2017	8,900	12,332
8.875% due 02/15/2019	16,100	23,069
8.125% due 08/15/2019	50,100	68,416
7.875% due 02/15/2021	5,500	7,483
8.125% due 05/15/2021	27,400	38,130
U.S. Treasury Notes
3.000% due 02/15/2009	144,800	139,393
3.625% due 06/15/2010	300	292
3.875% due 09/15/2010	260	256
4.250% due 11/15/2013	11,200	11,155
4.250% due 11/15/2014	1,600	1,589
4.125% due 05/15/2015	1,200	1,180

		317,574

Total United States (Cost $1,217,838)		1,212,376

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	$2,000	18
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009	9,700	1,222

Total Purchased Call Options (Cost $561)		1,240

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009	9,700	283

Total Purchased Put Options (Cost $676)		283

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 10.9%

Commercial Paper 7.7%

Rabobank USA Financial Corp.
3.880% due 10/03/2005	$51,100	51,100
TotalFinalElf Capital S.A.
3.727% due 11/23/2005	63,700	63,364
UBS Finance Delaware LLC
3.365% due 10/14/2005	3,700	3,696
3.750% due 12/13/2005	23,400	23,213
3.975% due 01/30/2006	38,100	37,588

		178,961

Repurchase Agreements 0.8%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $13,300. Repurchase proceeds are $13,004.)	13,000	13,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,624. Repurchase proceeds are $5,512.)	5,510	5,510

		18,510

U.S. Treasury Bills 2.4%
3.417% due 12/01/2005-12/15/2005 (c)(e)(f)	57,220	56,797

Total Short-Term Instruments (Cost $254,343)		254,268

Total Investments (d) 131.6% (Cost $3,019,120)		$3,083,503

Written Options (h) (0.0%) (Premiums $394)		(817)

Other Assets and Liabilities (Net) (31.6%)		(739,917)

Net Assets 100.0%		$2,342,769

68  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $39,858 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $43,911 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $7,671 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	570	$(584)
Eurodollar December Futures	Long	12/2005	830	(884)
Euro-Bund 10-Year Note Futures	Long	12/2005	1,626	(691)
Government of Japan 10-Year Note Futures	Long	12/2005	130	(2,231)
U.S. Treasury 5-Year Note Futures	Long	12/2005	2,817	(3,664)
U.S. Treasury 10-Year Note Futures	Short	12/2005	666	542
U.S. Treasury 30-Year Bond Futures	Long	12/2005	55	(200)

				$(7,712)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$(23)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(122)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(54)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	(36)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	107,500	932
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		14,300	(10)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		5,300	(62)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,700	114
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,500	483
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		45,100	(209)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,500	(27)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		19,800	(24)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(111)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,400	(1)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	597
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(334)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		33,000	517
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(62)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	14
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	1,000	7
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		17,000	(456)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(2)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(145)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	22
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(156)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		5,500	45
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	46
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		7,000	8
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		8,000	(32)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(1,884)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(505)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		11,600	(244)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	(876)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	132
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(1,205)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	(276)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	14
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	85
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	(661)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	(131)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  69

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	85,200	$4,763
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		13,500	(22)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	2
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(212)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(267)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(76)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,591)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	9
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(2,286)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,740,000	247
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	(14)
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2010		72,400	(62)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,100	2
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		56,100	1,804
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		19,100	(15)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		14,000	632
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		178,600	(684)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		87,000	1,548
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		199,500	5,376
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		2,400	32
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		284,000	(425)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		92,700	(410)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		314,100	2,510
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		77,700	864
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		9,900	113
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		50,800	255
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		4,000	180
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		10,600	92
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		23,200	243
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		31,300	268
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		6,600	104
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		73,200	211

							$8,559

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$(13)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,400	(2)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	16,000	(51)
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	(4)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	1,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	800	13
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	(2)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	7
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	22
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	32
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,000	(6)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,100	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	59
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	4,600	(138)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	6,300	(9)
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	6,300	12

						$(10)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

70  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$10,000	$296	$763
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	5,000	60	14
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	40

						$394	$817

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value***
Freddie Mac	4.500%	10/13/2035	$40,000	$38,488	$38,062
U.S. Treasury Note	3.000	02/15/2009	161,100	156,473	155,872
U.S. Treasury Note	5.500	05/15/2009	13,500	14,229	14,411
U.S. Treasury Note	3.375	09/15/2009	124,500	120,766	121,197
U.S. Treasury Note	4.000	02/15/2015	7,600	7,520	7,448

				$337,476	$336,990

***	Market value includes $1,525 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	10/2005	$0	$(14)	$(14)
Buy	BP	50	10/2005	0	0	0
Sell		42,048	10/2005	1,604	0	1,604
Buy	BR	3,439	10/2005	129	0	129
Buy		893	02/2006	26	0	26
Sell	C$	1,892	10/2005	0	(36)	(36)
Buy	CP	370,243	02/2006	15	0	15
Sell	DK	9,802	12/2005	65	0	65
Buy	EC	22,002	10/2005	0	(608)	(608)
Sell		652	10/2005	4	0	4
Buy		19,770	11/2005	34	0	34
Sell		631,920	11/2005	1,133	0	1,133
Buy	H$	6,687	10/2005	1	0	1
Buy	IR	21,600,600	10/2005	151	0	151
Sell		21,600,600	10/2005	0	(26)	(26)
Buy		21,600,600	01/2006	93	0	93
Sell	JY	35,411,445	10/2005	9,361	0	9,361
Buy	KW	642,500	01/2006	0	(14)	(14)
Buy		349,400	02/2006	0	(7)	(7)
Buy		1,027,000	03/2006	0	(18)	(18)
Buy	MP	4,440	02/2006	6	0	6
Buy		3,064	03/2006	2	0	2
Buy	N$	2,865	10/2005	33	0	33
Sell		5,468	10/2005	0	(26)	(26)
Buy	PN	1,194	02/2006	0	(10)	(10)
Buy		1,867	03/2006	0	(10)	(10)
Buy	PZ	1,724	02/2006	6	0	6
Buy		1,767	03/2006	0	(5)	(5)
Buy	RR	9,589	01/2006	4	0	4
Buy		12,830	02/2006	2	0	2
Buy	S$	605	10/2005	0	(1)	(1)
Buy		485	01/2006	0	(7)	(7)
Buy		595	02/2006	0	(6)	(6)
Buy	SV	8,948	02/2006	0	(12)	(12)
Buy		10,968	03/2006	0	(6)	(6)
Buy	T$	14,910	02/2006	0	(15)	(15)
Buy		10,317	03/2006	0	(1)	(1)

				$12,669	$(822)	$11,847

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$916	$911	0.04%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  71

Schedule of Investments

Fundamental IndexPLUS TR Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.6%

Banking & Finance 2.3%

American International Group, Inc.
5.050% due 10/01/2015	$100	$99
China Development Bank
5.000% due 10/15/2015	100	99
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007	2,700	2,682
Export-Import Bank of China
4.875% due 07/21/2015	100	98
Ford Motor Credit Co.
4.870% due 03/21/2007 (a)	1,100	1,086
HBOS PLC
5.920% due 09/29/2049 (a)	100	99
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	300	300
Petroleum Export Ltd.
5.265% due 06/15/2011	100	100
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	200	198
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	1,400	1,400

		6,161

Utilities 0.3%

Ras Laffan LNG III
5.838% due 09/30/2027	250	251
Williams Cos., Inc.
6.375% due 10/01/2010	700	698

		949

Total Corporate Bonds & Notes (Cost $7,134)		7,110

MUNICIPAL BONDS & NOTES 0.3%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	112
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	698

Total Municipal Bonds & Notes (Cost $812)		810

U.S. GOVERNMENT AGENCIES 24.1%

Fannie Mae
3.880% due 09/25/2035 (a)	1,171	1,171
4.399% due 10/01/2034 (a)	641	636
4.520% due 07/01/2035 (a)	2,597	2,596
4.577% due 09/01/2035 (a)	1,300	1,295
4.665% due 07/01/2035 (a)	2,198	2,198
5.000% due 10/13/2035	40,200	39,358
5.500% due 09/01/2035- 10/13/2035 (b)	14,800	14,796
Freddie Mac
3.960% due 08/25/2031 (a)	560	563
4.500% due 10/15/2022	2,700	2,696

Total U.S. Government Agencies (Cost $65,471)		65,309

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Bonds
7.875% due 02/15/2021	2,900	3,946
8.125% due 05/15/2021	2,800	3,896
8.000% due 11/15/2021	9,600	13,292
6.000% due 02/15/2026	500	590
U.S. Treasury Note
4.250% due 08/15/2015	1,700	1,690

Total U.S. Treasury Obligations (Cost $23,814)		23,414

MORTGAGE-BACKED SECURITIES 3.5%

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 11/25/2035 (a)	2,700	2,686
FBR Securitization Trust
3.970% due 09/25/2035 (a)	1,000	1,000
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	2,700	2,670
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)	1,202	1,203
Structured Adjustable Rate Mortgage Loan Trust
4.030% due 06/25/2034 (a)	521	521
3.930% due 04/25/2035 (a)	293	293
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)	759	760
Washington Mutual Mortgage Securities Corp.
4.170% due 11/25/2035 (a)	300	300

Total Mortgage-Backed Securities (Cost $9,451)		9,433

ASSET-BACKED SECURITIES 14.4%

AAA Trust
3.930% due 11/26/2035 (a)	1,218	1,218
ACE Securities Corp.
3.948% due 10/25/2035 (a)	2,600	2,601
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	700	701
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	1,690	1,691
3.950% due 06/25/2035 (a)	2,313	2,314
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	506	506
3.930% due 07/25/2035 (a)	259	259
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 01/25/2029 (a)	374	375
4.030% due 09/25/2034 (a)	279	279
Citigroup Mortgage Loan Trust, Inc.
3.804% due 07/25/2035 (a)	300	300
3.850% due 09/25/2035 (a)	800	800
Countrywide Asset-Backed Certificates
3.938% due 01/25/2036 (a)	700	700
FBR Securitization Trust
3.950% due 09/25/2035 (a)	2,900	2,903
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	771	772
First USA Credit Card Master Trust
3.939% due 09/19/2008 (a)	1,900	1,902
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	900	900
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	900	898
GSAMP Trust
3.948% due 09/25/2035 (a)	2,700	2,704
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	1,851	1,854
3.950% due 09/25/2035 (a)	884	884
MASTR Asset-Backed Securities Trust
3.980% due 10/25/2034 (a)	253	253
Merrill Lynch Mortgage Investors, Inc.
3.920% due 12/25/2035 (a)	1,236	1,237
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.010% due 05/25/2034 (a)	474	474
3.980% due 11/25/2034 (a)	84	84
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	853	853
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	600	599
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)	810	810
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	776	777
Quest Trust
4.130% due 10/25/2035 (a)	500	500
Renaissance Home Equity Loan Trust
3.990% due 11/25/2035 (a)	800	801
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	1,000	1,001
3.922% due 10/25/2025 (a)	1,200	1,200
3.930% due 03/25/2035 (a)	1,955	1,956
SACO I, Inc.
0.000% due 10/25/2035 (a)	800	800
Sears Credit Account Master Trust
4.018% due 09/15/2010 (a)	800	801
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)	440	440
3.951% due 11/25/2035 (a)	1,300	1,300
Structured Asset Investment Loan Trust
4.010% due 12/25/2013 (a)	717	717

Total Asset-Backed Securities (Cost $39,145)		39,164

SOVEREIGN ISSUES 0.1%

Republic of Brazil
8.000% due 01/15/2018	200	212

Total Sovereign Issues (Cost $205)		212

SHORT-TERM INSTRUMENTS 69.9%

Commercial Paper 69.0%

Anz (Delaware), Inc.
3.570% due 10/28/2005	5,000	4,988
Anz National International Ltd.
3.750% due 12/12/2005	3,200	3,175
ASB Bank Ltd.
3.620% due 10/21/2005	500	499
3.710% due 11/10/2005	1,300	1,295
Bank of Ireland
3.680% due 11/14/2005	5,100	5,078
3.715% due 11/22/2005	2,300	2,288
Barclays U.S. Funding Corp.
3.710% due 11/16/2005	700	697
3.745% due 11/22/2005	1,100	1,094
3.655% due 11/28/2005	500	497
BNP Paribas Finance
3.680% due 12/02/2005	5,000	4,966
3.690% due 12/05/2005	600	596
3.770% due 12/19/2005	1,300	1,289
CDC Commercial Paper, Inc.
3.610% due 11/04/2005	5,000	4,984
3.620% due 11/07/2005	600	598
3.680% due 11/10/2005	600	598
3.740% due 11/28/2005	1,500	1,491
Cox Communications, Inc.
3.668% due 01/17/2006	250	250
Danske Corp.
3.605% due 11/04/2005	5,000	4,984
3.625% due 11/07/2005	600	598
3.700% due 11/16/2005	1,000	995
3.755% due 12/15/2005	500	496
3.780% due 12/23/2005	1,100	1,090
Den Norske Bank ASA
3.680% due 11/14/2005	5,000	4,978
Dexia Delaware LLC
3.570% due 10/24/2005	5,000	4,990
3.610% due 11/01/2005	500	498
DnB NORBank ASA
3.780% due 12/22/2005	2,400	2,378
3.795% due 12/23/2005	300	297
Fannie Mae
3.615% due 11/16/2005	5,100	5,077
3.649% due 11/23/2005	4,400	4,377
Federal Home Loan Bank
3.595% due 11/14/2005	4,900	4,879
3.680% due 12/06/2005	7,200	7,148

72  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
ForeningsSparbanken AB
3.730% due 12/12/2005	$3,100	$3,076
Fortis Funding LLC
3.560% due 10/26/2005	5,000	4,989
Freddie Mac
3.620% due 11/15/2005	5,100	5,078
3.579% due 12/12/2005	6,900	6,846
3.636% due 12/12/2005	1,900	1,885
3.655% due 01/10/2006	1,900	1,879
General Electric Capital Corp.
3.580% due 10/26/2005	5,100	5,088
3.620% due 11/02/2005	500	498
3.700% due 11/15/2005	1,000	996
3.730% due 12/08/2005	1,500	1,489
HBOS Treasury Services PLC
3.685% due 11/14/2005	5,100	5,078
3.710% due 11/18/2005	1,700	1,692
3.760% due 11/30/2005	1,100	1,093
ING U.S. Funding LLC
3.560% due 10/26/2005	5,000	4,989
3.570% due 10/27/2005	500	499
3.760% due 12/01/2005	2,400	2,385
Nordea North America, Inc.
3.575% due 10/28/2005	5,000	4,988
3.580% due 10/28/2005	600	598
3.710% due 11/21/2005	1,400	1,393
Rabobank USA Financial Corp.
3.630% due 11/08/2005	600	598
3.620% due 11/28/2005	5,000	4,972
Royal Bank of Scotland PLC
3.700% due 11/16/2005	6,000	5,973
3.740% due 12/01/2005	1,900	1,888
Skandinaviska Enskilda Banken AB
3.565% due 10/27/2005	500	499
3.710% due 11/17/2005	1,300	1,294
3.710% due 11/21/2005	5,200	5,174
3.720% due 12/08/2005	1,100	1,092
Societe Generale N.A.
3.700% due 11/17/2005	5,600	5,574
3.770% due 12/19/2005	1,400	1,388
3.780% due 12/23/2005	700	694
Spintab AB
3.775% due 12/12/2005	5,000	4,961
TotalFinaElf Capital S.A.
3.760% due 12/01/2005	7,200	7,156
UBS Finance Delaware LLC
3.625% due 10/17/2005	1,200	1,198
3.630% due 11/28/2005	5,000	4,972
3.760% due 12/01/2005	600	596
3.780% due 12/22/2005	1,200	1,189
Westpac Capital Corp.
3.560% due 10/26/2005	5,100	5,088
3.700% due 11/14/2005	1,100	1,095

		187,108

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $698. Repurchase proceeds are $681.)	681	681

U.S. Treasury Bills 0.6%

3.390% due 12/01/2005- 12/15/2005 (b)(c)(d)	1,665	1,653

Total Short-Term Instruments (Cost $189,473)		189,442

Total Investments 123.5% (Cost $335,505)		$334,894

Written Options (f) (0.1%) (Premiums $188)		(216)

Other Assets and Liabilities (Net) (23.4%)		(63,609)

Net Assets 100.0%		$271,069

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts at September 30, 2005.
(d)	Securities with an aggregate market value of $1,156 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Futures	Long	06/2006	63	$(35)
Eurodollar September Futures	Long	09/2006	3	(2)
U. S. Treasury 5-Year Note Futures	Long	12/2005	375	(222)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	116	(356)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	9	(1)

				$(616)

(e)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,400	$(9)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$16,400	(100)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		3,100	(14)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		800	(4)

							$(127)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$900	$0
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	700	1
J.P. Morgan Chase & Co.	General Motors Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	100	0
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	700	2
UBS Warburg LLC	General Motors Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	1,800	(3)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	0

						$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  73

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

September 30, 2005 (Unaudited)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	541,109	$380
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	937,703	672
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	1,126,434	877

					$1,929

(f)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	35	$6	$2
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	4	1	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	314	56	10
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	8	2	1
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	17	4	10
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	320	76	145
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	7	3	2
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	8	2	1
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	8	1	2
Put - CME Eurodollar December Futures	95.250	12/18/2006	24	12	17

				$163	$190

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	5,100	$25	$26

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	11	10/2005	$0	$0	$0
Sell		1	10/2005	0	0	0
Buy		1	11/2005	0	0	0

				$0	$0	$0

74  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

GNMA Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 163.6%

Fannie Mae
2.865% due 07/01/2011 (a)	$2,433	$2,431
3.414% due 07/01/2011 (a)	5,829	5,828
4.500% due 08/01/2019- 09/01/2035 (d)	50,268	47,953
4.753% due 03/01/2018 (a)	17	17
5.000% due 01/01/2018- 10/13/2035 (d)	58,646	57,844
5.500% due 10/01/2033- 09/01/2035 (d)	31,983	31,997
6.000% due 05/01/2029- 10/13/2035 (d)	43,215	43,946
9.000% due 07/01/2018	14	15
Federal Housing Administration
8.137% due 09/01/2040	466	456
Freddie Mac
3.801% due 05/01/2019 (a)	18	18
4.250% due 06/01/2030 (a)	30	30
5.000% due 10/13/2035	3,000	2,935
6.708% due 05/01/2031 (a)	67	67
7.500% due 08/15/2029 (b)	55	10
Government National Mortgage Association
0.000% due 03/16/2026 (c)	15	15
3.000% due 01/16/2023	327	327
3.500% due 02/20/2026- 07/20/2029 (a)(d)	24,819	24,546
3.750% due 07/20/2018- 08/20/2025 (a)(d)	38	39
3.972% due 01/16/2031- 02/16/2032 (a)(d)	7,652	7,658
4.000% due 01/20/2021- 07/20/2035 (a)(d)	15,568	15,520
4.022% due 08/16/2032 (a)	1,451	1,454
4.072% due 12/16/2026- 08/16/2031 (a)(d)	1,217	1,221
4.125% due 12/20/2017- 10/20/2030 (a)(d)	29	29
4.172% due 06/16/2027 (a)	1,860	1,865
4.272% due 07/16/2028 (a)	244	246
4.313% due 05/16/2027 (a)	128	129
4.322% due 04/16/2032 (a)	511	516
4.375% due 06/20/2022- 02/20/2026 (a)(d)	1,491	1,505
4.422% due 05/16/2029 (a)	1,428	1,439
4.446% due 06/20/2030 (a)	90	91
4.500% due 02/20/2018- 11/21/2035 (a)(d)	44,613	44,097
4.625% due 03/20/2018 (a)	21	21
4.875% due 05/20/2016 (a)	34	34
5.000% due 10/20/2035	1,500	1,485
5.500% due 03/16/2022- 10/20/2035 (d)	157,839	159,319
6.000% due 11/15/2033- 10/20/2035 (d)	34,878	35,729
6.500% due 12/15/2023- 07/20/2031 (d)	2,548	2,573
7.500% due 10/15/2022- 06/15/2033 (d)	1,920	2,039
Small Business Administration
7.449% due 08/01/2010	123	133

Total U.S. Government Agencies (Cost $498,406)		495,577

MORTGAGE-BACKED SECURITIES 0.8%

Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	125	126
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	390	391
4.160% due 03/25/2032 (a)	277	275
4.380% due 08/25/2033 (a)	511	514
Sequoia Mortgage Trust
4.136% due 06/20/2032 (a)	371	372
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	661	661
Structured Asset Securities Corp.
4.310% due 03/25/2031 (a)	4	4
4.480% due 08/25/2032 (a)	123	122
4.120% due 01/25/2033 (a)	86	86

Total Mortgage-Backed Securities (Cost $2,550)		2,551

ASSET-BACKED SECURITIES 0.7%

Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	19	19
Centex Home Equity Co. LLC
4.130% due 01/25/2032 (a)	84	84
4.090% due 04/25/2032 (a)	101	101
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	184	184
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,595
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)	100	100
Home Equity Asset Trust
4.130% due 11/25/2032 (a)	3	2
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	179	180
NPF XII, Inc.
2.532% due 10/01/2003 (e)	300	0
Saxon Asset Securities Trust
4.090% due 08/25/2032 (a)	16	15

Total Asset-Backed Securities (Cost $2,630)		2,280

	Shares

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)	9,000	496

Total Preferred Stock (Cost $450)		496

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 16.3%

Commercial Paper 15.9%

Danske Corp.
3.800% due 01/17/2006	$5,000	4,940
Rabobank USA Financial Corp.
3.880% due 10/03/2005	900	900
3.860% due 12/23/2005	8,300	8,224
Skandinaviska Enskilda Banken AB
3.850% due 12/22/2005	8,300	8,225
Societe Generale N.A.
3.740% due 10/24/2005	6,900	6,885
TotalFinaElf Capital S.A.
3.780% due 10/07/2005	1,600	1,600
UBS Finance Delaware LLC
3.860% due 10/03/2005	1,800	1,800
3.740% due 10/24/2005	7,300	7,284
Westpac Trust Securities NZ Ltd. London
3.860% due 12/20/2005	8,400	8,326

		48,184

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $913. Repurchase proceeds are $895.)	895	895

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005 (f)	250	248

Total Short-Term Instruments (Cost $49,342)		49,327

Total Investments (g) 181.6% (Cost $553,378)		$550,231

Written Options (i) (0.0%) (Premiums $723)		(0)

Other Assets and Liabilities (Net) (81.6%)		(247,313)

Net Assets 100.0%		$302,918

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Principal only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Security is in default.
(f)	Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	As of September 30, 2005, portfolio securities with an aggregate market value of $3,835 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  75

Schedule of Investments (Cont.)

GNMA Fund

September 30, 2005 (Unaudited)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $ 316	07/01/2011	$8,000	$(261)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,600	90
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	4,000	17

						$(154)

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$25,000	$420	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	0

						$723	$0

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Value	Proceeds
Fannie Mae	5.000%	10/18/2020	$9,000	$8,978	$9,016
Fannie Mae	4.500	10/13/2035	50,000	47,672	48,188
Fannie Mae	5.000	10/13/2035	35,000	34,267	34,595
Fannie Mae	5.500	10/13/2035	39,000	38,987	39,265

				$129,904	$131,064

76  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 2.2%

Centennial Communications
5.770% due 01/20/2011 (a)	$396	$401
6.110% due 01/20/2011 (a)	254	256
6.270% due 01/20/2011 (a)	3,963	4,008
6.450% due 01/20/2011 (a)	1,189	1,202
6.450% due 02/09/2011 (a)	3,566	3,607
Charter Communications Holdings LLC
6.680% due 04/26/2010 (a)	2,996	2,998
6.930% due 04/27/2011 (a)	5,792	5,827
Delphi Corp.
10.300% due 06/13/2011 (a)	2,890	2,951
Dynegy Holdings, Inc.
7.840% due 05/10/2010 (a)	5,431	5,460
El Paso Corp.
4.600% due 12/31/2006 (a)	5,000	4,950
3.500% due 11/23/2009 (a)	14,250	14,422
6.813% due 11/23/2009 (a)	18,430	18,670
General Growth Properties, Inc.
5.950% due 11/12/2007 (a)	9,784	9,845
5.670% due 11/12/2008 (a)	5,712	5,790
Goodyear Tire & Rubber Co.
6.320% due 04/30/2010 (a)	9,000	9,124
Graham Packaging Co. LP
6.563% due 09/15/2011 (a)	20	20
6.602% due 09/15/2011 (a)	5,692	5,774
6.375% due 10/07/2011 (a)	2,199	2,231
Headwaters, Inc.
5.870% due 04/30/2011 (a)	12,661	12,837
7.750% due 04/30/2011 (a)	293	297
Invensys PLC
6.881% due 09/05/2009 (a)	2,047	2,067
8.529% due 12/30/2009 (a)	8,000	8,200
ISP Holdings, Inc.
4.875% due 06/04/2011 (a)	1,178	1,193
5.750% due 06/04/2011 (a)	1,571	1,590
5.813% due 06/04/2011 (a)	1,119	1,133
Neiman Marcus Bridge
5.000% due 12/31/2005 (a)	12,000	11,955
Qwest Corp.
8.530% due 06/30/2007 (a)	9,960	10,294
Warner ChilCott Co., Inc.
6.460% due 01/18/2012 (a)	4,361	4,398
6.770% due 01/18/2012 (a)	9,138	9,216

Total Bank Loan Obligations (Cost $159,075)		160,716

CORPORATE BONDS & NOTES 83.2%

Banking & Finance 12.6%

AES Red Oak LLC
8.540% due 11/30/2019	15,125	17,016
Arvin Capital I
9.500% due 02/01/2027	1,500	1,522
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	44,529	49,761
Bluewater Finance Ltd.
10.250% due 02/15/2012	41,915	45,687
Bombardier Capital, Inc.
7.090% due 03/30/2007 (l)	21,000	21,262
Bowater Canada Finance
7.950% due 11/15/2011	13,650	13,821
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	34	36
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,639
8.900% due 04/01/2007	5,000	5,191
Dow Jones CDX High Yield Index
8.000% due 06/29/2010	70,000	70,262
8.250% due 06/29/2010	123,651	123,033
Eircom Funding
8.250% due 08/15/2013	5,650	6,158
Ford Motor Credit Co.
5.800% due 01/12/2009	1,400	1,307
7.375% due 10/28/2009	2,880	2,784
5.700% due 01/15/2010	7,500	6,819
7.875% due 06/15/2010	10,000	9,740
7.375% due 02/01/2011	35,509	34,001
7.250% due 10/25/2011	3,500	3,326
7.000% due 10/01/2013	15,000	13,931
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,209
6.500% due 02/01/2017	2,000	1,990
General Motors Acceptance Corp.
7.250% due 03/02/2011	23,974	22,317
6.000% due 04/01/2011	19,412	17,261
6.875% due 09/15/2011	21,100	19,215
7.000% due 02/01/2012	8,400	7,595
6.875% due 08/28/2012	21,700	19,446
6.750% due 12/01/2014	4,050	3,529
8.000% due 11/01/2031	20,800	18,207
Homer City Funding LLC
8.734% due 10/01/2026	12,029	14,374
Host Marriott LP
7.000% due 08/15/2012	2,000	2,037
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	704
10.000% due 06/15/2012 (b)	8,680	7,421
7.630% due 08/15/2012 (b)	3,786	3,129
JSG Funding PLC
9.625% due 10/01/2012	43,603	44,039
K&F Acquisition, Inc.
7.750% due 11/15/2014	11,050	11,216
Kraton Polymers LLC
8.125% due 01/15/2014	23,530	22,942
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	25,360	25,297
7.250% due 02/15/2011	39,547	37,866
Refco Finance Holdings LLC
9.000% due 08/01/2012 (b)	9,773	10,677
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,022
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,437	49,920
Sets Trust
8.850% due 04/02/2007	5,000	5,187
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	6,516
Stone Container Finance
7.375% due 07/15/2014	2,625	2,349
TRAINS
7.408% due 06/15/2015 (a)	4,634	4,729
UGS Corp.
10.000% due 06/01/2012	7,625	8,387
Universal City Development Partners
11.750% due 04/01/2010	26,195	29,731
Universal City Florida Holding Co.
8.375% due 05/01/2010	875	912
Ventas Realty LP
8.750% due 05/01/2009	17,040	18,318
6.750% due 06/01/2010	825	841
6.625% due 10/15/2014	2,270	2,293
7.125% due 06/01/2015	4,900	5,096

		873,068

Industrials 53.3%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,585	15,936
7.750% due 06/15/2011	9,065	8,974
6.000% due 06/20/2013	30,199	26,651
8.375% due 04/01/2015	12,060	11,909
7.400% due 04/01/2018	1,202	1,082
8.850% due 08/01/2030	24,243	21,940
AES Ironwood LLC
8.857% due 11/30/2025	50,030	57,034
Alderwoods Group, Inc.
7.750% due 09/15/2012	5,450	5,750
Alliance One International, Inc.
11.000% due 05/15/2012	10,875	10,358
Allied Waste North America, Inc.
8.875% due 04/01/2008	2,500	2,619
8.500% due 12/01/2008	7,941	8,318
6.500% due 11/15/2010	3,000	2,929
6.375% due 04/15/2011	27,675	26,637
9.250% due 09/01/2012	9,683	10,530
7.875% due 04/15/2013	35,120	35,998
7.250% due 03/15/2015	51,066	50,555
American Media Operations, Inc.
10.250% due 05/01/2009	19,564	19,124
AmeriGas Partners LP
8.830% due 04/19/2010	12,103	12,615
7.250% due 05/20/2015	16,300	17,115
Amkor Technology, Inc.
7.750% due 05/15/2013	8	7
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,790
Argo-Tech Corp.
9.250% due 06/01/2011	2,050	2,183
Armor Holdings, Inc.
8.250% due 08/15/2013	115	124
ArvinMeritor, Inc.
8.750% due 03/01/2012	39,635	39,040
Aviall, Inc.
7.625% due 07/01/2011	13,595	14,071
Bombardier Recreational Products, Inc.
6.300% due 05/01/2014	8,000	7,120
Bombardier, Inc.
6.750% due 05/01/2012	18,425	17,273
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,104
6.500% due 06/15/2013	7,450	6,984
9.375% due 12/15/2021	1,000	1,050
Boyd Gaming Corp.
7.750% due 12/15/2012	2,750	2,905
Buhrmann US, Inc.
8.250% due 07/01/2014	11,100	11,405
7.875% due 03/01/2015	1,600	1,616
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)	9,550	9,836
8.000% due 04/15/2012	8,260	8,053
CanWest Media, Inc.
8.000% due 09/15/2012	26,083	27,811
Cascades, Inc.
7.250% due 02/15/2013	8,150	7,967
CCO Holdings LLC
8.750% due 11/15/2013	55,105	54,691
CDRV Investors, Inc.
0.000% due 01/01/2015 (f)	6,900	3,967
Cenveo Corp.
9.625% due 03/15/2012	16,800	18,102
Chart Industries, Inc.
9.125% due 10/15/2015	3,515	3,515
Charter Communications Operating LLC
8.000% due 04/30/2012	10,030	10,155
8.375% due 04/30/2014	7,110	7,181
Chesapeake Energy Corp.
7.500% due 09/15/2013	1,400	1,498
7.500% due 06/15/2014	19,570	20,989
7.000% due 08/15/2014	14,125	14,902
6.375% due 06/15/2015	100	101
6.625% due 01/15/2016	5,050	5,138
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	9,500	9,583
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	13,119
10.625% due 09/01/2008	14,940	15,762
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,168
10.000% due 03/13/2007	3,500	3,690

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  77

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	$23,245	$23,045
7.373% due 12/15/2015	969	847
6.545% due 02/02/2019	3,724	3,654
7.566% due 03/15/2020	3,049	2,653
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,465	16,988
Crown European Holdings S.A.
9.500% due 03/01/2011	21,550	23,705
10.875% due 03/01/2013	9,570	11,149
CSC Holdings, Inc.
7.250% due 07/15/2008	1,750	1,765
8.125% due 07/15/2009	13,865	14,038
8.125% due 08/15/2009	9,640	9,760
7.625% due 04/01/2011	55,823	55,125
7.000% due 04/15/2012	13,400	12,730
7.875% due 02/15/2018	700	672
DaVita, Inc.
6.625% due 03/15/2013	6,515	6,629
7.250% due 03/15/2015	35,825	36,496
Delhaize America, Inc.
8.125% due 04/15/2011	1,500	1,633
9.000% due 04/15/2031	42,165	48,884
Delphi Corp.
6.500% due 05/01/2009 (b)	19,330	13,434
6.500% due 08/15/2013 (b)	11,800	7,965
Delta Air Lines, Inc.
7.379% due 05/18/2010 (b)	8,575	8,246
7.570% due 11/18/2010 (b)	5,600	5,411
Dex Media West LLC
8.500% due 08/15/2010	26,245	27,885
9.875% due 08/15/2013	39,024	43,268
DirecTV Holdings LLC
8.375% due 03/15/2013	14,358	15,740
6.375% due 06/15/2015	19,250	19,202
Dobson Communications Corp.
8.875% due 10/01/2013	7,375	7,412
Dresser, Inc.
9.375% due 04/15/2011	46,190	48,961
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,705
Dura Operating Corp.
8.625% due 04/15/2012	22,395	20,044
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	33,850	33,702
7.670% due 11/08/2016	36,905	36,744
Dynegy Holdings, Inc.
9.875% due 07/15/2010	4,850	5,311
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)	8,730	8,926
6.375% due 10/01/2011	5,400	5,380
6.625% due 10/01/2014	36,205	36,024
El Paso CGP Co.
6.500% due 06/01/2008	7,975	7,895
7.625% due 09/01/2008	13,426	13,711
6.375% due 02/01/2009	5,250	5,145
7.750% due 06/15/2010	2,040	2,091
10.750% due 10/01/2010	21,200	23,956
9.625% due 05/15/2012	2,800	3,108
6.950% due 06/01/2028	5,375	4,864
7.750% due 10/15/2035	4,850	4,680
El Paso Corp.
7.000% due 05/15/2011	3,200	3,208
7.875% due 06/15/2012	653	679
7.375% due 12/15/2012	36,455	36,820
8.050% due 10/15/2030	2,625	2,678
7.800% due 08/01/2031	29,472	29,693
El Paso Production Holding Co.
7.750% due 06/01/2013	15,270	16,034
Encore Acquisition Co.
6.250% due 04/15/2014	3,175	3,175
Equistar Chemicals LP
10.125% due 09/01/2008	16,315	17,620
8.750% due 02/15/2009	28,475	29,756
Exco Resources, Inc.
7.250% due 01/15/2011	2,320	2,413
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,607
Ferrellgas Partners LP
7.080% due 08/01/2006 (l)	5,000	5,007
8.780% due 08/01/2007 (l)	14,000	14,472
7.120% due 08/01/2008 (l)	11,000	11,078
8.870% due 08/01/2009 (l)	7,300	7,793
7.240% due 08/01/2010 (l)	20,000	20,291
8.750% due 06/15/2012	5,843	5,960
Freescale Semiconductor, Inc.
6.349% due 07/15/2009 (a)	6,195	6,396
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	35,810	38,675
Gaylord Entertainment Co.
8.000% due 11/15/2013	4,790	5,053
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,755
Gazprom
9.625% due 03/01/2013	50,100	62,194
7.201% due 02/01/2020	8,100	8,862
General Motors Corp.
8.250% due 07/15/2023	15,000	11,738
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,120
8.000% due 01/15/2024	21,215	23,496
7.375% due 12/01/2025	32,575	34,041
7.250% due 06/01/2028	16,620	17,181
8.875% due 05/15/2031	13,320	15,820
Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012	11,120	12,065
Grupo Transportacion Ferroviaria Mexicana S.A. DE CV
10.250% due 06/15/2007	2,000	2,150
Hanover Compressor Co.
8.500% due 09/01/2008	19,273	20,140
8.625% due 12/15/2010	6,700	7,253
HCA, Inc.
7.875% due 02/01/2011	5,313	5,721
6.950% due 05/01/2012	13,875	14,342
6.300% due 10/01/2012	18,100	18,082
6.250% due 02/15/2013	1,775	1,763
6.750% due 07/15/2013	51,348	52,503
6.375% due 01/15/2015	2,500	2,486
7.190% due 11/15/2015	900	935
7.690% due 06/15/2025	3,025	3,055
HealthSouth Corp.
8.500% due 02/01/2008 (c)	3,600	3,528
8.375% due 10/01/2011 (c)	8,900	8,522
7.625% due 06/01/2012 (c)	80,420	75,595
Horizon Lines LLC
9.000% due 11/01/2012	6,660	7,168
Host Marriott LP
7.125% due 11/01/2013	16,850	17,292
iesy Repository GmbH
10.375% due 02/15/2015	15,150	16,097
Ingles Markets, Inc.
8.875% due 12/01/2011	12,810	13,002
Insight Midwest LP
9.750% due 10/01/2009	11,003	11,278
9.750% due 10/01/2009	17,725	18,212
10.500% due 11/01/2010	18,603	19,626
Invensys PLC
9.875% due 03/15/2011	11,250	11,236
ISP Chemco, Inc.
10.250% due 07/01/2011	38,355	41,567
ITT Corp.
7.375% due 11/15/2015	15,237	16,608
JC Penney Corp., Inc.
7.650% due 08/15/2016	12,635	14,341
7.125% due 11/15/2023	23,688	26,175
8.125% due 04/01/2027	7,668	8,118
7.400% due 04/01/2037	10,200	11,080
Jefferson Smurfit Corp.
8.250% due 10/01/2012	13,665	12,913
7.500% due 06/01/2013	2,300	2,082
Johnsondiversey, Inc.
9.625% due 05/15/2012	2,125	2,130
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,600
L-3 Communications Corp.
6.375% due 10/15/2015	25,250	25,566
Lamar Media Corp.
6.625% due 08/15/2015	7,700	7,873
Legrand Holding S.A.
10.500% due 02/15/2013	7,785	8,953
Legrand S.A.
8.500% due 02/15/2025	16,525	19,913
Mandalay Resort Group
9.375% due 02/15/2010	36,072	39,950
7.625% due 07/15/2013	13,785	14,405
MCI, Inc.
7.688% due 05/01/2009	31,079	32,322
8.735% due 05/01/2014	75,655	84,544
Mediacom Broadband LLC
11.000% due 07/15/2013	40,335	43,663
Meritor Automotive, Inc.
6.800% due 02/15/2009	925	888
MGM Mirage, Inc.
8.500% due 09/15/2010	3,730	4,075
8.375% due 02/01/2011	26,130	28,220
6.625% due 07/15/2015	36,730	36,500
6.625% due 07/15/2015	3,700	3,677
Nalco Co.
7.750% due 11/15/2011	22,525	23,144
8.875% due 11/15/2013	12,125	12,504
Newpark Resources, Inc.
8.625% due 12/15/2007	16,430	16,430
Norampac, Inc.
6.750% due 06/01/2013	17,404	17,404
Northwest Airlines, Inc.
6.841% due 10/01/2012 (b)	5,100	4,845
6.810% due 02/01/2020 (b)	14,104	12,527
Novelis, Inc.
7.250% due 02/15/2015	29,500	28,025
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,560	6,921
8.750% due 11/15/2012	19,360	21,006
8.250% due 05/15/2013	19,660	20,545
6.750% due 12/01/2014	400	388
Peabody Energy Corp.
6.875% due 03/15/2013	27,415	28,786
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	13,985
PQ Corp.
7.500% due 02/15/2013	7,100	6,923
Psychiatric Solutions, Inc.
7.750% due 07/15/2015	6,475	6,718
Quiksilver, Inc.
6.875% due 04/15/2015	17,800	17,177
Qwest Corp.
7.200% due 11/10/2026	8,326	7,493
7.250% due 10/15/2035	7,861	7,016
Rayovac Corp.
8.500% due 10/01/2013	12,950	12,562
Rhodia S.A.
7.625% due 06/01/2010	1,000	980
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	29,774	30,667

78  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	$6,725	$6,557
Rogers Cable, Inc.
6.750% due 03/15/2015	16,880	17,007
Roundy’s, Inc.
8.875% due 06/15/2012	47,728	52,978
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	3,000	3,195
7.500% due 10/15/2027	21,850	23,380
Russell Corp.
9.250% due 05/01/2010	4,500	4,568
Safety Kleen Services
9.250% due 06/01/2008 (c)	22,459	0
Seneca Gaming Corp.
7.250% due 05/01/2012	6,280	6,468
7.250% due 05/01/2012	15,450	15,914
SESI LLC
8.875% due 05/15/2011	20,279	21,496
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	8,915	9,405
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	19,444	19,833
8.375% due 07/01/2012	56,815	54,258
Sonat, Inc.
6.750% due 10/01/2007	1,915	1,929
7.625% due 07/15/2011	31,487	32,117
Spectrum Brands, Inc.
7.375% due 02/01/2015	31,825	28,802
Station Casinos, Inc.
6.000% due 04/01/2012	19,560	19,633
6.500% due 02/01/2014	23,540	23,658
6.875% due 03/01/2016	5,000	5,094
Suburban Propane Partners LP
6.875% due 12/15/2013	3,030	2,773
Sungard Data Systems, Inc.
9.125% due 08/15/2013	22,050	22,960
Superior Essex Communications
9.000% due 04/15/2012	6,395	6,491
Telenet Group Holding NV
0.000% due 06/15/2014 (f)	1,500	1,234
Tenet Healthcare Corp.
6.500% due 06/01/2012	8,220	7,706
7.375% due 02/01/2013	19,060	18,155
9.875% due 07/01/2014	4,035	4,237
9.250% due 02/01/2015	3,600	3,654
Tenneco Automotive, Inc.
10.250% due 07/15/2013	33,225	37,295
8.625% due 11/15/2014	20,775	21,035
Tesoro Petroleum Corp.
8.670% due 07/17/2012 (l)	10,000	9,984
TransMontaigne, Inc.
9.125% due 06/01/2010	1,075	1,134
Triad Hospitals, Inc.
7.000% due 05/15/2012	16,650	17,191
7.000% due 11/15/2013	21,413	21,788
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,390
TRW Automotive, Inc.
9.375% due 02/15/2013	29,828	32,513
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	12,806
United Airlines, Inc.
6.201% due 09/01/2008 (b)	2,184	2,105
7.730% due 07/01/2010 (b)	26,665	25,496
7.186% due 04/01/2011 (b)	73	72
6.602% due 09/01/2013 (b)	6,637	6,486
7.783% due 01/01/2014 (b)	212	202
4.090% due 03/02/2049 (a)(b)	4,095	4,100
United Rentals N.A., Inc.
7.750% due 11/15/2013	60	58
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	174,361	7,092
0.000% due 01/01/2049 (b)	3,121	1,372
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,625
Vintage Petroleum, Inc.
7.875% due 05/15/2011	9,450	9,923
8.250% due 05/01/2012	20,980	22,554
VWR International, Inc.
6.875% due 04/15/2012	10,800	10,719
8.000% due 04/15/2014	27,175	26,598
Williams Cos., Inc.
7.625% due 07/15/2019	31,395	34,142
7.875% due 09/01/2021	52,329	57,824
7.500% due 01/15/2031	6,080	6,490
7.750% due 06/15/2031	18,456	20,071
8.750% due 03/15/2032	5,050	5,984
Wynn Las Vegas LLC
6.625% due 12/01/2014	62,600	60,174
Xerox Corp.
6.875% due 08/15/2011	24,175	25,384
7.625% due 06/15/2013	7,465	7,969
Young Broadcasting, Inc.
10.000% due 03/01/2011	15,595	14,815

		3,874,815

Utilities 17.3%

AES Corp.
8.750% due 05/15/2013	64,165	70,582
American Cellular Corp.
10.000% due 08/01/2011	20,955	22,946
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	2,000	1,865
Cincinnati Bell, Inc.
7.250% due 07/15/2013	34,220	36,530
8.375% due 01/15/2014	33,260	32,927
7.000% due 02/15/2015	9,650	9,361
Citizens Communications Co.
6.250% due 01/15/2013	20,590	19,869
CMS Energy Corp.
7.500% due 01/15/2009	42,405	44,631
7.750% due 08/01/2010	7,861	8,490
8.500% due 04/15/2011	1,890	2,112
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,040
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	17,910	18,358
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)	10,150	10,378
8.250% due 01/15/2013	11,615	11,746
8.625% due 01/15/2015	18,750	19,219
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,717
8.625% due 11/14/2011	9,043	10,083
Midwest Generation LLC
8.300% due 07/02/2009	800	843
8.560% due 01/02/2016	97,221	107,004
8.750% due 05/01/2034	35,650	39,883
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	7,300	7,883
8.000% due 01/28/2012	7,600	8,066
MSW Energy Holdings LLC
7.375% due 09/01/2010	12,300	12,823
8.500% due 09/01/2010	600	647
New Skies Satellites NV
8.539% due 11/01/2011 (a)	4,000	4,140
9.125% due 11/01/2012	900	936
Nextel Communications, Inc.
6.875% due 10/31/2013	27,570	29,290
Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,633
NRG Energy, Inc.
8.000% due 12/15/2013	21,783	23,308
PSEG Energy Holdings LLC
10.000% due 10/01/2009	19,025	21,213
8.500% due 06/15/2011	54,530	59,029
Qwest Communications International, Inc.
7.250% due 02/15/2011	59,765	58,495
7.500% due 02/15/2014	37,095	35,426
Qwest Corp.
8.875% due 03/15/2012	39,100	42,912
7.500% due 02/15/2014	90,499	86,427
Qwest Services Corp.
13.500% due 12/15/2010	11,500	13,225
Reliant Energy, Inc.
9.250% due 07/15/2010	29,835	32,520
9.500% due 07/15/2013	14,450	16,040
6.750% due 12/15/2014	62,825	62,040
Rocky River Realty
8.810% due 04/14/2007 (l)	1,330	1,363
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012	3,600	3,825
8.000% due 12/15/2012	23,060	24,472
6.375% due 03/01/2014	15,475	15,630
7.500% due 03/15/2015	10,570	11,442
Rural Cellular Corp.
8.370% due 03/15/2010 (a)	1,500	1,553
8.250% due 03/15/2012	19,605	20,683
Sierra Pacific Power Co.
6.950% due 06/01/2022	5,000	5,161
7.100% due 11/02/2023	4,200	4,323
Sierra Pacific Resources
7.803% due 06/15/2012	22,100	23,654
Sonat, Inc.
7.000% due 02/01/2018	1,500	1,433
South Point Energy
8.400% due 05/30/2012	46,948	44,131
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,835	12,144
Time Warner Telecom, Inc.
9.750% due 07/15/2008	11,267	11,464
10.125% due 02/01/2011	10,750	11,126
9.250% due 02/15/2014	11,700	11,905
Triton PCS, Inc.
8.500% due 06/01/2013	14,559	13,940
Williams Cos., Inc.
6.375% due 10/01/2010	6,000	5,985
Wilmington Trust Co.-Tucson Electric
10.210% due 01/01/2009 (l)	305	312
10.732% due 01/01/2013 (l)	8,006	8,523

		1,240,706

Total Corporate Bonds & Notes (Cost $5,890,610)		5,996,099

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	39	39

Total U.S. Government Agencies (Cost $40)		39

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bond
5.375% due 02/15/2031	73,700	82,590

Total U.S. Treasury Obligations (Cost $83,975)		82,590

MORTGAGE-BACKED SECURITIES 0.1%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	4,332	4,232

Total Mortgage-Backed Securities (Cost $4,099)		4,232

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  79

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
SOVEREIGN ISSUES 5.6%

Republic of Brazil
4.313% due 04/15/2009 (a)		$376	$375
10.000% due 08/07/2011		7,635	8,914
11.000% due 01/11/2012		35,875	44,054
4.313% due 04/15/2012 (a)		10,768	10,620
10.250% due 06/17/2013		800	954
10.500% due 07/14/2014		20,150	24,442
8.000% due 01/15/2018		106,603	113,159
12.250% due 03/06/2030		20,200	27,846
8.250% due 01/20/2034		6,000	6,045
11.000% due 08/17/2040		33,400	40,990
Republic of Guatemala
9.250% due 08/01/2013		6,180	7,436
Republic of Panama
9.625% due 02/08/2011		2,550	3,060
9.375% due 07/23/2012		3,000	3,645
10.750% due 05/15/2020		9,125	12,752
8.875% due 09/30/2027		11,425	13,967
9.375% due 04/01/2029		9,575	12,208
Republic of Peru
9.125% due 02/21/2012		43,065	51,893
9.875% due 02/06/2015		11,100	14,236
5.000% due 03/07/2017 (a)		5,433	5,392

Total Sovereign Issues (Cost $360,269)			401,988

FOREIGN CURRENCY- DENOMINATED ISSUES (m) 3.6%

BCP Crystal US Holdings Corp.
10.375% due 06/15/2014	EC	2,405	3,440
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014		3,600	4,521
Cognis Holding GmbH
9.500% due 05/15/2014		1,000	1,328
11.139% due 01/15/2015 (a)(e)		792	870
Eircom Funding
8.250% due 08/15/2013		3,090	4,243
El Paso Corp.
7.125% due 05/06/2009		11,850	15,061
Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		3,000	4,056
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	4,814
JSG Funding PLC
10.125% due 10/01/2012		26,675	34,784
JSG Holding PLC
11.500% due 10/01/2015 (e)		9,097	10,157
Kappa Beheer BV
10.625% due 07/15/2009		250	315
10.625% due 07/15/2009		845	1,064
Lighthouse International Co. S.A.
8.000% due 04/30/2014		4,950	6,314
8.000% due 04/30/2014		39,225	50,030
Republic of Germany
2.750% due 12/16/2005		60,000	72,195
Rhodia S.A.
8.000% due 06/01/2010		15,715	18,887
Telenet Communications NV
9.000% due 12/15/2013		7,200	9,778
9.000% due 12/15/2013		6,800	9,235
TRW Automotive, Inc.
10.125% due 02/15/2013		2,840	3,924
United Biscuits Finance Ltd.
10.750% due 04/15/2011	BP	3,000	5,662
UPC Holding BV
7.750% due 01/14/2015	EC	1,600	1,851

Total Foreign Currency-Denominated Issues (Cost $246,054)			262,529

	Shares

COM MON STOCKS 0.1%

Communications 0.1%

Dobson Communications Corp. (d)		416,677	3,200

Technology 0.0%

Reliant Resources, Inc.- Warrants Exp. 08/25/2008		65,885	718

Total Common Stocks (Cost $2,746)			3,918

CONVERTIBLE PREFERRED STOCK 0.3%

Celanese Corp.
4.250% due 12/31/2049		72,500	1,921
Chesapeake Energy Corp.
4.500% due 12/31/2049		17,600	1,965
General Motors Corp.
4.500% due 03/06/2032		441,000	10,509
5.250% due 03/06/2032		273,600	4,728

Total Convertible Preferred Stock (Cost $19,207)			19,123

PREFERRED SECURITY 0.8%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,905
Riggs Capital Trust II
8.875% due 03/15/2027		5,405,000	5,919
Xerox Capital Trust I
8.000% due 02/01/2027		21,680,000	22,601

Total Preferred Security (Cost $54,908)			55,425

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.1%

Industrials 0.1%

Pride International, Inc.
3.250% due 05/01/2033		$5,000	6,312
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		1,000	899

Total Convertible Bonds & Notes (Cost $5,919)			7,211

SHORT-TERM INSTRUMENTS (m) 3.1%

Commercial Paper 1.7%

Rabobank USA Financial Corp.
3.880% due 10/03/2005		49,900	49,900
UBS Finance Delaware LLC
3.765% due 12/13/2005		75,000	74,401

			124,301

Repurchase Agreements 0.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $37,862. Repurchase proceeds are $37,010.)		37,000	37,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $4,694. Repurchase proceeds are $4,601.)		4,600	4,600

			41,600

U.K. Treasury Bills 0.6%

2.013% due 11/30/2005	EC	37,400	44,803

U.S. Treasury Bills 0.2%

3.407% due 12/01/2005- 12/15/2005 (c)(g)(i)		$13,590	13,502

Total Short-Term Instruments (Cost $225,551)			224,206

Total Investments (h) 100.2% (Cost $7,052,453)			$7,218,076

Written Options (k) (0.0%) (Premiums $3,470)			(2,630)

Other Assets and Liabilities (Net) (0.2%)			(9,124)

Net Assets 100.0%			$7,206,322

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Non-income producing security.
(e)	Payment in-kind bond security.
(f)	Security becomes interest bearing at a future date.
(g)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(h)	As of September 30, 2005, portfolio securities with an aggregate market value of $171,353 were valued with reference to securities whose prices are more readily obtainable.
(i)	Securities with an aggregate market value of $10,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar December Futures	Long	12/2005	8,040	$(6,777)
U.S. Treasury 10-Year Note Futures	Long	12/2005	66	(55)

				$(6,832)

80  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	$12,500	$167

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	$16,000	$41
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	436
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	(21)
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	0
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	62
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	43
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	154
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	12
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	22
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	158
Bingham Legg Advisers LLC	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	4
Citibank N.A.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	17
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	5
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	6
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	47
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	(13)
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	50
Credit Suisse First Boston	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	344
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	(32)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	30
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	3,424
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(34)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(77)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(76)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	77
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	50
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	44
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.900%)	06/20/2006	10,000	(2)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(21)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	(13)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	12
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(112)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	73
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	100
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	82
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	208
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	86
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	5
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.420%)	12/20/2005	15,000	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.450%)	12/20/2005	6,000	1
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	(29)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	(12)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	45
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	(26)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	336
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,933
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	1.400%	09/20/2006	1,775	(9)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(419)
Wachovia Bank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.300%	12/20/2005	15,000	30

						$8,045

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  81

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

(k)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$113.000	10/21/2005	1,931	$332	$30
Put - CBOT U.S. Treasury Note December Futures	108.000	10/21/2005	1,931	295	121
Call - CBOT U.S. Treasury Note December Futures	115.000	11/22/2005	280	62	4
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	1,306	378	41
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	5,935	1,378	1,298
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,581	416	716

				$2,861	$2,210

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	5.500	%*	06/02/2006	$56,800	$319	$266
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	4.000	%**	06/02/2006	56,800	290	154

						$609	$420

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-monthUSD- LIBOR.

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,108	$21,262	0.30%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,334	23,045	0.32
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,818	14,472	0.20
Ferrellgas Partners LP	8.870	08/01/2009	06/30/2003	7,972	7,793	0.11
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,102	11,078	0.15
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,014	20,291	0.28
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,970	5,007	0.07
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,536	1,363	0.02
Tesoro Petroleum	8.670	07/17/2012	04/10/2003	9,953	9,984	0.14
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	01/07/1993	7,637	8,523	0.12
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	305	312	0.00

				$120,749	$123,130	1.71%

(m)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,081	10/2005	$112	$0	$112
Buy	EC	106,096	10/2005	0	(2,370)	(2,370)
Sell		316,155	10/2005	12,159	0	12,159
Buy		14,228	11/2005	3	(2)	1
Buy	JY	8,669,090	10/2005	0	(2,153)	(2,153)

				$12,274	$(4,525)	$7,749

82  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%

Banking & Finance 1.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012	$39	$44
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	1,000	1,000
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	900	906

		1,950

Industrials 1.6%

Cox Communications, Inc.
3.950% due 12/14/2007 (a)	500	504
DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)	900	903
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	400	403
Smurfit Capital Funding PLC
6.750% due 11/20/2005	400	402

		2,212

Utilities 0.6%

SBC Communications, Inc.
4.125% due 09/15/2009	500	488
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	225	225
Williams Cos., Inc.
6.375% due 10/01/2010	200	199

		912

Total Corporate Bonds & Notes (Cost $5,073)		5,074

MUNICIPAL BONDS & NOTES 2.9%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	70	73
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	1,020	1,063
5.000% due 03/15/2034	1,020	1,060
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
7.160% due 07/01/2012 (a)	150	177
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026	100	105
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.130% due 06/15/2034 (a)	510	546
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	150	154
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	935

Total Municipal Bonds & Notes (Cost $4,022)		4,113

U.S. GOVERNMENT AGENCIES 61.1%

Fannie Mae
3.500% due 05/25/2009- 04/25/2017 (c)	670	667
3.943% due 05/25/2034 (a)	163	163
3.950% due 03/25/2034 (a)	114	114
4.000% due 08/25/2009	1,373	1,370
4.065% due 10/01/2044	730	738
4.080% due 08/25/2030 (a)	367	367
4.198% due 11/01/2034 (a)	1,900	1,881
4.875% due 11/25/2023 (a)	350	353
5.000% due 04/25/2014- 10/13/2035 (c)	13,768	13,596
5.035% due 09/01/2031 (a)	6	7
5.344% due 04/25/2024 (a)	345	356
5.500% due 02/01/2024- 10/13/2035 (c)	55,085	55,092
5.527% due 07/01/2032 (a)	240	243
6.375% due 10/23/2033 (a)	600	606
Freddie Mac
2.750% due 02/15/2012	1,381	1,371
3.500% due 03/15/2010	1,266	1,262
3.968% due 10/15/2020 (a)	1,561	1,562
4.065% due 10/25/2044 (a)	607	609
4.168% due 05/15/2029 (a)	96	96
5.000% due 09/01/2035	500	490
5.500% due 08/15/2030- 05/01/2035 (c)	4,857	4,861
Government National Mortgage Association
4.125% due 11/20/2024 (a)	192	195
4.172% due 03/16/2032 (a)	72	72

Total U.S. Government Agencies (Cost $86,680)		86,071

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013	3,829	3,881
1.875% due 07/15/2015	402	405
U.S. Treasury Bonds
8.750% due 05/15/2017	9,000	12,471
8.875% due 08/15/2017	1,700	2,384
8.125% due 08/15/2019	900	1,229
8.125% due 05/15/2021	3,900	5,427
U.S. Treasury Notes
4.250% due 11/15/2013	1,600	1,594
4.250% due 08/15/2014	6,600	6,561
4.250% due 11/15/2014	3,100	3,079
4.125% due 05/15/2015	3,600	3,539

Total U.S. Treasury Obligations (Cost $40,745)		40,570

MORTGAGE-BACKED SECURITIES 10.3%

Banc of America Large Loan
3.968% due 11/15/2015 (a)	492	493
Bank of America Mortgage Securities
4.280% due 01/25/2034 (a)	350	352
5.000% due 05/25/2034	304	301
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 11/25/2035 (a)	700	696
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	898	902
Countrywide Alternative Loan Trust
4.050% due 10/25/2035 (a)	1,300	1,302
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	38	38
4.110% due 08/25/2034 (a)	274	274
4.150% due 03/25/2035 (a)	860	861
4.120% due 04/25/2035 (a)	963	963
Downey Savings & Loan Association Mortgage Loan Trust
4.961% due 07/19/2044 (a)	596	602
First Horizon Alternative Mortgage Securities
4.509% due 03/25/2035 (a)	823	816
First Republic Mortgage Loan Trust
4.118% due 11/15/2031 (a)	318	320
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	289	290
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	700	692
GSRPM Mortgage Loan Trust
4.530% due 01/25/2032 (a)	59	60
Residential Accredit Loans, Inc.
4.230% due 03/25/2033 (a)	305	305
Residential Asset Securitization Trust
4.230% due 05/25/2033 (a)	522	524
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	1,222	1,222
4.140% due 01/25/2045 (a)	908	910
4.150% due 01/25/2045 (a)	924	924
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)	139	139
3.989% due 01/25/2035 (a)	969	952
4.362% due 05/25/2035 (a)	612	606

Total Mortgage-Backed Securities (Cost $14,569)		14,544

ASSET-BACKED SECURITIES 4.2%

ACE Securities Corp.
3.948% due 10/25/2035 (a)	700	700
Ameriquest Mortgage Securities, Inc.
4.410% due 06/25/2031 (a)	11	11
4.240% due 02/25/2033 (a)	10	10
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	1	1
Bank One Issuance Trust
3.818% due 10/15/2008 (a)	1,000	1,001
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	20	20
3.980% due 10/25/2023 (a)	307	307
3.970% due 06/25/2035 (a)	86	86
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.960% due 10/25/2034 (a)	159	159
4.000% due 11/25/2034 (a)	229	229
GSAMP Trust
4.120% due 03/25/2034 (a)	384	384
4.010% due 10/01/2034 (a)	142	143
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)	142	142
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	47	47
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)	266	266
Quest Trust
4.390% due 06/25/2034 (a)	253	254
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	228	229
Residential Asset Securities Corp.
3.960% due 04/25/2013 (a)	28	29
Saxon Asset Securities Trust
4.230% due 12/25/2032 (a)	8	8
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)	1,000	1,001
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	238	238
Structured Asset Securities Corp.
4.330% due 05/25/2032 (a)	67	67
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)	39	39
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)	100	100
4.000% due 09/25/2034 (a)	423	423

Total Asset-Backed Securities (Cost $5,893)		5,894

SOVEREIGN ISSUES 2.5%

Hong Kong Government International Bond
5.125% due 08/01/2014	500	507
Republic of Brazil
9.760% due 06/29/2009 (a)	440	516
14.500% due 10/15/2009	80	104
8.000% due 01/15/2018	422	448
Republic of Panama
9.625% due 02/08/2011	429	515
Republic of Peru
9.125% due 02/21/2012	437	527
Russian Federation
8.250% due 03/31/2010	240	260
5.000% due 03/31/2030 (a)	20	23

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  83

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
United Mexican States
10.375% due 02/17/2009		$562	$658

Total Sovereign Issues (Cost $3,445)			3,558

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.8%

Republic of Germany
5.500% due 01/04/2031	EC	700	1,107

Total Foreign Currency-Denominated Issues (Cost $1,100)			1,107

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

1Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		217	2
Strike @ 93.750 Exp. 12/19/2005		37	0

Total Purchased Put Options (Cost $3)			2

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		1,750	96

Total Preferred Stock (Cost $87)			96

EXCHANGE-TRADED FUNDS 4.2%

iShares MSCI EAFE Trust		100,236	5,824

Total Exchange-Traded Funds (Cost $5,276)			5,824

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.4%

Commercial Paper 1.5%

Cox Communications, Inc.
3.811% due 01/17/2006		$400	395
Societe Generale N.A.
3.790% due 12/28/2005		1,700	1,683

			2,078

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $451. Repurchase proceeds are $440.)		440	440

U.S. Treasury Bills 1.6%

3.383% due 12/01/2005- 12/15/2005 (c)(e)(f)		2,295	2,277

Total Short-Term Instruments (Cost $4,804)			4,795

Total Investments (d) 121.9% (Cost $171,697)			$171,648

Written Options (h) (0.0%) (Premiums $30)			(18)

Other Assets and Liabilities (Net) (21.9%)			(30,840)

Net Assets 100.0%			$140,790

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $3,997 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $1,983 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $293 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	25	$(35)
Eurodollar November Futures	Long	11/2005	49	(25)
Eurodollar December Futures	Long	12/2005	25	(20)
Euro-Bund 10-Year Note Futures	Long	12/2005	2	0
U.S. Treasury 30-Year Bond Futures	Long	12/2005	18	(36)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	Short	12/2005	27	20

				$(96)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	4.500%	09/20/2009	BP	2,200	$(6)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		1,500	(2)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	600	0
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	0
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(48)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$5,800	187
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		7,200	182
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		5,700	147
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		700	26
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,800	(28)

							$400

84  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$500	$7
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and
	7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	300	(1)
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.260)%	09/20/2010	200	(2)
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.110)%	10/20/2010	100	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Sell	2.000%	12/20/2010	2,100	3
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and
	7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and
	7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.200)%	10/20/2010	100	(1)

						$9

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	04/12/2006	$1,557	$1,083
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	09/15/2006	742	705

					$1,788

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note November Futures	$108.000	11/22/2005	28	$17	$6

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Call - OTC 30-Year Interest Rate Swap	Goldman Sachs & Co.	3.700	%**	11/14/2005	EC	1,100	$7	$12
Put - OTC 30-Year Interest Rate Swap	Goldman Sachs & Co.	4.200	%*	11/14/2005		1,100	6	0

							$13	$12

*	The Fund will pay a floating rate based on 6-month EC-LIBOR.
**	The Fund will receive a floating rate based on 6-month EC-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value***
U.S. Treasury Note	4.000%	11/15/2012	$400	$400	$401
U.S. Treasury Note	3.875	02/15/2013	600	592	588

				$992	$989

***	Market value includes $10 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	9,146	10/2005	$0	$(152)	$(152)
Sell	BP	19,797	10/2005	685	0	685
Sell	DK	5,083	12/2005	33	0	33
Sell	EC	37,773	10/2005	1,356	0	1,356
Sell	H$	11,671	10/2005	0	(2)	(2)
Sell	JY	3,522,237	10/2005	782	(1)	781
Sell	N$	323	10/2005	0	(1)	(1)
Sell	NK	4,660	12/2005	39	0	39
Buy	S$	1,350	10/2005	0	(10)	(10)
Sell		2,293	02/2006	23	0	23
Sell	SF	11,239	12/2005	464	0	464
Sell	SK	22,430	12/2005	139	0	139

				$3,521	$(166)	$3,355

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  85

Schedule of Investments

Investment Grade Corporate Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 69.8%

Banking & Finance 28.5%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$206
American International Group, Inc.
2.875% due 05/15/2008	300	287
Archstone-Smith Trust
7.900% due 02/15/2016	25	29
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	53
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	100	100
Bank of America Corp.
3.875% due 01/15/2008	50	49
4.750% due 08/15/2013	300	297
Bank One Corp.
9.875% due 03/01/2009	50	58
5.250% due 01/30/2013	100	101
BB&T Corp.
6.500% due 08/01/2011	30	32
Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	209
BNP Paribas S.A.
5.186% due 06/29/2049 (a)	200	197
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	243
CIT Group, Inc.
7.750% due 04/02/2012	240	275
Citigroup, Inc.
6.000% due 02/21/2012	190	202
5.625% due 08/27/2012	200	208
5.000% due 09/15/2014	200	199
7.750% due 12/01/2036	500	530
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	330	374
Devon Financing Corp. ULC
7.875% due 09/30/2031	100	126
Fleet National Bank
5.750% due 01/15/2009	175	181
Ford Motor Credit Co.
6.500% due 01/25/2007	270	270
5.700% due 01/15/2010	100	91
General Electric Capital Corp.
5.450% due 01/15/2013	350	363
6.750% due 03/15/2032	500	590
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	300	300
6.875% due 09/15/2011	50	46
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	109
5.700% due 09/01/2012	275	286
5.250% due 10/15/2013	300	303
6.125% due 02/15/2033	100	104
HBOS Capital Funding LP
6.071% due 06/30/2049 (a)	300	316
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	100	98
Household Finance Corp.
4.125% due 12/15/2008	100	98
International Lease Finance Corp.
4.875% due 09/01/2010	100	100
J.P. Morgan Chase & Co.
7.125% due 06/15/2009	100	108
6.625% due 03/15/2012	350	381
5.125% due 09/15/2014	100	100
4.750% due 03/01/2015	300	293
KFW International Finance, Inc.
5.750% due 01/15/2008	30	31
Korea Development Bank
4.750% due 07/20/2009	300	299
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	33
MBNA America Bank N.A.
7.125% due 11/15/2012	145	163
Metlife, Inc.
5.250% due 12/01/2006	300	301
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	157
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	108
5.300% due 03/01/2013	325	329
4.750% due 04/01/2014	200	193
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	226
Platinum Underwriters Holdings Ltd.
6.371% due 11/16/2007	100	101
Preferred Term Securities XII
4.436% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	30	30
4.000% due 06/13/2008 (a)	100	100
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	262
Rabobank Capital Funding Trust II
5.260% due 12/29/2049 (a)	50	50
Rabobank Capital Funding Trust III
5.254% due 12/29/2049 (a)	300	300
RBS Capital Trust I
5.512% due 09/29/2049 (a)	100	102
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	100	99
Royal Bank of Scotland PLC
9.118% due 03/31/2049	280	326
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	200	199
United Overseas Bank Ltd.
5.375% due 09/03/2019 (a)	100	101
Verizon Global Funding Corp.
7.750% due 12/01/2030	200	244
Wachovia Bank N.A.
7.800% due 08/18/2010	30	34
Wells Fargo Bank, N.A.
6.450% due 02/01/2011	30	32

		11,882

Industrials 27.3%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102
Albertson’s, Inc.
7.500% due 02/15/2011	100	98
8.000% due 05/01/2031	150	137
American Airlines, Inc.
6.978% due 04/01/2011	120	121
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	27
6.875% due 05/01/2012	300	328
7.700% due 05/01/2032	100	119
BAE Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	62	67
Ball Corp.
7.750% due 08/01/2006	100	102
Barrick Gold Finance Co.
4.875% due 11/15/2014	100	98
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33
British Sky Broadcasting PLC
8.200% due 07/15/2009	100	111
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	103
5.850% due 02/01/2035	200	199
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	173
Chesapeake Energy Corp.
7.000% due 08/15/2014	23	24
6.375% due 06/15/2015	100	101
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	98
Clorox Co.
3.982% due 12/14/2007 (a)	30	30
Columbia Energy Group
6.800% due 11/28/2005	100	100
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	323
8.875% due 05/01/2017	35	45
Comcast Corp.
5.300% due 01/15/2014	100	100
7.050% due 03/15/2033	100	112
Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	96
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	102
Cox Communications, Inc.
3.950% due 12/14/2007 (a)	100	101
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	160	152
CSC Holdings, Inc.
7.250% due 07/15/2008	100	101
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	31
DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)	200	201
7.300% due 01/15/2012	100	109
DaVita, Inc.
6.625% due 03/15/2013	100	102
Delta Air Lines, Inc.
7.379% due 05/18/2010	57	55
7.570% due 11/18/2010	100	97
DR Horton, Inc.
5.625% due 09/15/2014	200	194
EnCana Corp.
4.750% due 10/15/2013	100	99
Gazprom International S.A.
7.201% due 02/01/2020	100	109
Georgia-Pacific Corp.
7.500% due 05/15/2006	200	203
8.125% due 05/15/2011	100	111
Halliburton Co.
5.109% due 10/17/2005 (a)	200	200
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	101
HCA, Inc.
6.950% due 05/01/2012	200	207
Hilton Hotels Corp.
8.250% due 02/15/2011	30	34
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	150
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100
International Business Machines Corp.
8.375% due 11/01/2019	30	39
International Paper Co.
6.750% due 09/01/2011	200	215
ITT Corp.
6.750% due 11/15/2005	30	30
JC Penney Corp., Inc.
8.000% due 03/01/2010	100	110
JetBlue Airways Corp.
8.120% due 03/15/2008 (a)	84	86
KB Home
6.375% due 08/15/2011	100	101
5.750% due 02/01/2014	100	95

86  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Kern River Funding Corp.
4.893% due 04/30/2018		$72	$71
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		100	111
Kinder Morgan, Inc.
6.500% due 09/01/2012		40	43
Kraft Foods, Inc.
6.250% due 06/01/2012		250	267
Kroger Co.
5.500% due 02/01/2013		100	101
Lamar Media Corp.
6.625% due 08/15/2015		100	102
Lenfest Communications, Inc.
8.375% due 11/01/2005		100	100
Marriott International, Inc.
6.875% due 11/15/2005		300	301
MGM Mirage, Inc.
6.000% due 10/01/2009		200	199
6.625% due 07/15/2015		100	99
News America Holdings, Inc.
9.250% due 02/01/2013		400	495
Northwest Airlines, Inc.
7.575% due 03/01/2019		87	87
Packaging Corp. of America
5.750% due 08/01/2013		100	97
Pemex Project Funding Master Trust
8.000% due 11/15/2011		260	297
Petrobras International Finance Co.
9.750% due 07/06/2011		150	181
Pioneer Natural Resources Co.
5.875% due 07/15/2016		200	197
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		100	103
Safeway, Inc.
6.150% due 03/01/2006		100	100
5.800% due 08/15/2012		100	101
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	110
Station Casinos, Inc.
6.000% due 04/01/2012		100	100
Telus Corp.
8.000% due 06/01/2011		30	34
Time Warner, Inc.
8.110% due 08/15/2006		100	103
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	35
Transocean, Inc.
7.500% due 04/15/2031		100	127
United Airlines, Inc.
7.186% due 04/01/2011 (b)		73	72
10.125% due 03/22/2015 (b)		100	40
USX Corp.
6.850% due 03/01/2008		30	31
Valero Energy Corp.
6.125% due 04/15/2007		100	102
3.500% due 04/01/2009		100	96
Viacom, Inc.
5.625% due 08/15/2012		300	305
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	32
Walt Disney Co.
6.375% due 03/01/2012		100	108
Waste Management, Inc.
7.100% due 08/01/2026		10	11
Weyerhaeuser Co.
6.125% due 03/15/2007		100	102
6.750% due 03/15/2012		250	270
Wyeth
4.375% due 03/01/2008		100	99
XTO Energy, Inc.
7.500% due 04/15/2012		100	113
6.250% due 04/15/2013		100	107

			11,399

Utilities 14.0%

Appalachian Power Co.
3.600% due 05/15/2008		100	97
AT&T Corp.
9.050% due 11/15/2011		47	53
BellSouth Corp.
5.200% due 09/15/2014		300	302
5.200% due 12/15/2016		100	100
British Telecom PLC
7.875% due 12/15/2005		30	30
8.375% due 12/15/2010		100	116
Cingular Wireless LLC
6.500% due 12/15/2011		50	54
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	110
Consumers Energy Co.
5.375% due 04/15/2013		100	101
Duke Energy Corp.
6.250% due 01/15/2012		130	138
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	144
4.875% due 11/01/2011		100	96
Entergy Louisiana, Inc.
5.560% due 09/01/2015		50	49
Exelon Corp.
5.625% due 06/15/2035		200	185
France Telecom S.A.
7.200% due 03/01/2006		100	101
7.750% due 03/01/2011		130	148
GTE South, Inc.
6.125% due 06/15/2007		30	31
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	159
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	197
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	211
Niagara Mohawk Power Corp.
7.750% due 05/15/2006		30	31
7.750% due 10/01/2008		30	32
Ohio Edison Co.
5.647% due 06/15/2009		100	102
5.450% due 05/01/2015		100	101
Oncor Electric Delivery Co.
7.250% due 01/15/2033		100	118
PNPP II Funding Corp.
8.510% due 11/30/2006		48	48
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	196
Progress Energy, Inc.
6.850% due 04/15/2012		200	217
PSEG Power LLC
6.950% due 06/01/2012		200	218
Qwest Corp.
7.120% due 06/15/2013 (a)		100	105
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		56	54
SBC Communications, Inc.
5.100% due 09/15/2014		300	298
Sprint Capital Corp.
6.000% due 01/15/2007		40	41
8.375% due 03/15/2012		400	471
6.875% due 11/15/2028		100	111
System Energy Resources, Inc.
4.875% due 10/01/2007		100	100
Time Warner Telecom Holdings, Inc.
7.790% due 02/15/2011 (a)		100	103
TXU Corp.
4.800% due 11/15/2009		100	97
TXU Energy Co. LLC
7.000% due 03/15/2013		200	217
Verizon New England, Inc.
6.500% due 09/15/2011		200	213
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	202
Virginia Electric & Power Co.
5.750% due 03/31/2006		100	101
5.375% due 02/01/2007		80	81
Vodafone Group PLC
3.950% due 01/30/2008		30	30
7.750% due 02/15/2010		30	33
Williams Cos., Inc.
6.375% due 10/01/2010		100	100

			5,842

Total Corporate Bonds & Notes (Cost $29,312)			29,123

U.S. GOVERNMENT AGENCIES 8.1%

Fannie Mae
5.500% due 10/13/2035		3,400	3,399

Total U.S. Government Agencies (Cost $3,427)			3,399

SOVEREIGN ISSUES 4.2%

Republic of Brazil
4.313% due 04/15/2009 (a)		47	47
4.313% due 04/15/2012 (a)		41	41
8.000% due 01/15/2018		226	240
Republic of Croatia
4.750% due 07/31/2010 (a)		34	34
Republic of Panama
9.625% due 02/08/2011		100	120
Republic of South Africa
9.125% due 05/19/2009		30	34
7.375% due 04/25/2012		90	102
Russian Federation
10.000% due 06/26/2007		83	91
5.000% due 03/31/2030 (a)		250	288
United Mexican States
8.375% due 01/14/2011		370	426
6.375% due 01/16/2013		200	213
8.300% due 08/15/2031		80	100

Total Sovereign Issues (Cost $1,603)			1,736

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 1.1%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	154
France Telecom S.A.
7.000% due 03/14/2008 (a)		90	118
HSBC Holdings PLC
5.375% due 12/20/2012		60	82
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	45
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		50	46

Total Foreign Currency-Denominated Issues (Cost $421)			445

	Shares
CONVERTIBLE PREFERRED STOCK 0.3%

Metlife, Inc.
6.375% due 08/15/2008		4,000	112

Total Convertible Preferred Stock (Cost $100)			112

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  87

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2005 (Unaudited)

	Shares		Value (000s)
PREFERRED STOCK 2.1%

Goldman Sachs Group, Inc.
3.911% due 12/31/2049 (a)		4,000	$102
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)		800,000	767

Total Preferred Stock (Cost $882)			869

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 17.5%

Commercial Paper 12.4%

ASB Bank Ltd.
3.510% due 10/18/2005		$800	799
BNP Paribas Finance
3.750% due 12/12/2005		900	893
HBOS Treasury Services PLC
3.750% due 12/01/2005		400	397
ING U.S. Funding LLC
3.510% due 10/18/2005		800	799
Rabobank USA Financial Corp.
3.880% due 10/03/2005		800	800
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		300	299
3.850% due 12/22/2005		900	892
TotalFinaElf Capital S.A.
3.760% due 12/01/2005		300	298

			5,177

Repurchase Agreement 1.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $571. Repurchase proceeds are $557.)		557	557

German Treasury Bills 3.5%

1.994% due 10/19/2005	EC	1,200	1,441

U.S. Treasury Bills 0.3%

3.431% due 12/01/2005- 12/15/2005 (c)(e)		$125	124

Total Short-Term Instruments (Cost $7,307)			7,299

Total Investments (d) 103.1% (Cost $43,052)			$42,983

Written Options (g) (0.0%) (Premiums $15)			(7)

Other Assets and Liabilities (Net) (3.1%)			(1,271)

Net Assets 100.0%			$41,705

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $197 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $124 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar December Futures	Long	12/2006	15	$(16)
Euribor Purchased Put Options Strike @ 97.250	Short	12/2005	12	7
U. S. Treasury 5-Year Note Futures	Long	12/2005	17	(15)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	37	(97)

				$(121)

(f)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$(8)
Bank of America	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$3,800	(25)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		400	13
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,540	92
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		1,000	13
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		200	5
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	81

							$171

88  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	5
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	300	0
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	0
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	200	(2)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	190	1
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	2
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250)%	03/20/2007	300	1
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Buy	(0.400)%	06/20/2010	1,000	(5)
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 4.875% due 03/04/2015	Sell	0.300%	06/20/2010	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	400	1

						$10

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$113.000	11/22/2005	20	$6	$1
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	26	9	6

				$15	$7

(h)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	10/2005	$1	$0	$1
Buy		51	02/2006	2	0	2
Sell	C$	100	10/2005	0	(2)	(2)
Buy	CP	13,532	02/2006	0	0	0
Sell	EC	2,191	10/2005	81	0	81
Buy		644	11/2005	2	0	2
Buy	JY	28,000	10/2005	0	(8)	(8)
Buy	KW	21,700	01/2006	0	(1)	(1)
Buy		8,200	02/2006	0	0	0
Buy		11,800	03/2006	0	0	0
Buy	MP	113	02/2006	0	0	0
Buy		338	03/2006	0	0	0
Buy	PN	35	02/2006	0	(1)	(1)
Buy		35	03/2006	0	0	0
Buy	PZ	33	02/2006	0	0	0
Buy		34	03/2006	0	0	0
Buy	RP	908	03/2006	0	0	0
Buy	RR	286	01/2006	0	0	0
Buy		200	02/2006	0	0	0
Buy		306	03/2006	0	0	0
Buy	S$	17	01/2006	0	0	0
Buy		12	02/2006	0	0	0
Buy		18	03/2006	0	0	0
Buy	SV	833	02/2006	0	(1)	(1)
Buy		667	03/2006	0	0	0
Buy	T$	240	02/2006	0	0	0
Buy		334	03/2006	0	0	0

				$86	$(13)	$73

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  89

Schedule of Investments

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.3%

Banking & Finance 2.8%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$8,700	$8,701
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	146
CIT Group, Inc.
4.120% due 09/20/2007 (a)	9,200	9,232
4.033% due 05/23/2008 (a)	9,200	9,230
Citigroup, Inc.
3.753% due 11/01/2007 (a)	3,600	3,606
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,143
7.100% due 03/15/2007	6,700	6,934
Ford Motor Credit Co.
6.875% due 02/01/2006	18,700	18,778
6.500% due 02/15/2006	1,000	1,003
General Electric Capital Corp.
2.750% due 09/25/2006	200	197
3.425% due 01/15/2008 (a)	22,700	22,727
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	46,390	46,391
6.125% due 09/15/2006	3,940	3,953
6.125% due 01/22/2008	750	724
7.430% due 12/01/2021	191	193
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	16,500	15,466
Golden West Financial Corp.
5.500% due 08/08/2006	700	706
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	27,600	27,623
3.650% due 10/05/2007 (a)	3,000	3,008
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	16,600	16,614
International Lease Finance Corp.
3.125% due 05/03/2007	300	293
John Deere Capital Corp.
4.500% due 08/25/2008	900	897
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	42,600	42,600
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	12,900	13,243
7.554% due 07/03/2008 (a)	3,000	2,617
Premium Asset Trust
3.847% due 10/06/2005 (a)	800	800
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	21,500	21,357
Putnam CBO I Ltd.
3.970% due 06/12/2009 (a)	1,684	1,692
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	68,300	68,323
State Street Capital Trust II
4.290% due 02/15/2008 (a)	12,000	12,009
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	3,800	3,816

		370,022

Industrials 1.3%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,380
7.650% due 07/01/2008	7,500	8,018
AOL Time Warner, Inc.
6.125% due 04/15/2006	5,500	5,547
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	13,250	13,355
4.430% due 05/24/2006 (a)	13,800	13,841
4.026% due 03/07/2007 (a)	14,000	13,985
4.050% due 06/04/2008	80	78
Devon Energy Corp.
2.750% due 08/01/2006	10,400	10,230
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,405
7.625% due 09/01/2008	1,075	1,098
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	4,772
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,580
Georgia-Pacific Corp.
7.375% due 07/15/2008	4,000	4,210
HCA, Inc.
8.850% due 01/01/2007	1,200	1,254
5.250% due 11/06/2008	3,450	3,407
Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,301
ITT Corp.
6.750% due 11/15/2005	2,000	2,012
Kroger Co.
7.625% due 09/15/2006	2,250	2,306
7.800% due 08/15/2007	955	1,004
Pemex Project Funding Master Trust
9.625% due 12/02/2008	8,900	10,057
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,844
Time Warner, Inc.
8.110% due 08/15/2006	3,400	3,498
Tyco International Group S.A.
6.375% due 02/15/2006	15,600	15,706
5.800% due 08/01/2006	5,600	5,654
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,253
United Airlines, Inc.
4.090% due 03/02/2049 (a)(b)	798	799

		171,594

Utilities 1.2%

American Electric Power Co., Inc.
6.125% due 05/15/2006	17,631	17,805
Dominion Resources, Inc.
3.660% due 11/15/2006 (a)	6,705	6,636
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,921
France Telecom S.A.
7.200% due 03/01/2006	66,900	67,683
Oncor Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,611
Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,673
Progress Energy, Inc.
6.750% due 03/01/2006	14,410	14,540
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,661
Virginia Electric & Power Co.
5.750% due 03/31/2006	6,400	6,440

		164,970

Total Corporate Bonds & Notes (Cost $728,929)		706,586

U.S. GOVERNMENT AGENCIES 21.5%

Fannie Mae
0.950% due 03/25/2009 (a)(c)	1,426	18
3.373% due 11/01/2017 (a)	49	49
3.545% due 11/01/2018 (a)	5	5
3.625% due 07/01/2017 (a)	69	70
3.651% due 11/28/2035 (a)	11,294	11,290
3.725% due 01/01/2021 (a)	48	47
3.772% due 12/01/2017 (a)	37	37
3.799% due 09/22/2006 (a)	57,600	57,586
3.870% due 08/01/2017 (a)	11	11
3.872% due 07/01/2018 (a)	15	16
3.880% due 09/25/2035 (a)	74,039	74,089
3.920% due 06/01/2017 (a)	27	27
3.930% due 07/25/2017 (a)	844	856
3.937% due 07/01/2042 (a)	42,964	43,251
3.987% due 09/01/2041 (a)	44,623	45,223
4.000% due 05/01/2011	327	321
4.041% due 06/25/2032 (a)	170	170
4.087% due 07/01/2017 (a)	99	100
4.119% due 11/01/2017 (a)	115	116
4.137% due 10/01/2030- 11/01/2039 (a)(d)	3,382	3,424
4.180% due 03/25/2044 (a)	1,897	1,899
4.250% due 05/25/2033	15,203	14,800
4.252% due 04/01/2034 (a)	7,392	7,338
4.256% due 04/25/2022 (a)	32	32
4.274% due 11/01/2027 (a)	235	240
4.398% due 01/01/2024 (a)	18	18
4.500% due 06/01/2011- 05/01/2020 (d)	45,400	44,517
4.501% due 02/01/2028 (a)	17	17
4.554% due 01/01/2028 (a)	127	128
4.584% due 09/01/2035 (a)	21,942	21,857
4.682% due 07/01/2035 (a)	18,028	17,948
4.683% due 05/01/2035 (a)	17,323	17,183
4.711% due 04/01/2024 (a)	386	396
4.733% due 03/01/2035 (a)	4,000	4,097
4.749% due 04/01/2018 (a)	1,752	1,773
4.767% due 01/01/2035 (a)	28,529	28,412
4.799% due 01/01/2024 (a)	348	358
4.962% due 06/01/2022 (a)	14	14
4.997% due 12/01/2023 (a)	59	59
5.000% due 12/01/2013- 10/13/2035 (d)	1,580,512	1,577,026
5.009% due 10/01/2024 (a)	556	572
5.284% due 07/01/2023 (a)	99	102
5.407% due 02/01/2028 (a)	740	761
5.482% due 09/01/2032 (a)	4,264	4,264
5.500% due 10/01/2008- 06/01/2035 (d)	410,981	412,396
6.000% due 03/01/2009- 05/01/2033 (d)	102,936	105,931
6.228% due 08/01/2029 (a)	1,684	1,718
6.500% due 06/01/2008- 12/25/2042 (d)	36,871	38,717
6.500% due 03/25/2009- 03/25/2023 (c)(d)	403	26
7.000% due 01/01/2008- 01/01/2032 (d)	14,884	15,367
7.500% due 02/01/2013	12	13
8.000% due 12/25/2021- 11/01/2031 (d)	6,608	7,063
8.500% due 02/01/2017- 04/01/2025 (d)	347	375
8.800% due 01/25/2019	160	171
9.000% due 03/25/2021- 01/01/2025 (d)	635	686
9.250% due 10/25/2018	10	11
9.500% due 03/25/2020- 11/01/2025 (d)	1,507	1,655
10.000% due 10/01/2009- 01/01/2025 (d)	137	148
10.500% due 07/01/2014- 12/01/2024 (d)	11	13
11.000% due 11/01/2020	9	10
11.250% due 10/01/2015	11	12
11.500% due 11/01/2019- 02/01/2020 (d)	11	12
11.750% due 02/01/2016	12	14
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	4	5
15.500% due 10/01/2012- 12/01/2012 (d)	1	1
15.750% due 12/01/2011	7	8
16.000% due 09/01/2012- 12/01/2012 (d)	3	3
256.000% due 11/01/2008 (c)	1	3

90  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
2.250% due 05/15/2006	$90	$89
4.200% due 02/05/2007 (a)	11,100	10,272
Federal Housing Administration
7.430% due 09/01/2019-11/01/2025 (d)	11,097	11,195
Freddie Mac
3.960% due 08/25/2031 (a)	11,042	11,098
3.970% due 09/25/2031 (a)	20,016	20,033
4.000% due 09/15/2015	300	294
4.000% due 01/11/2017 (a)	9	10
4.000% due 01/15/2024 (c)	5,642	646
4.218% due 11/15/2030 (a)	22	22
4.228% due 10/01/2023 (a)	272	280
4.232% due 11/01/2022 (a)	436	446
4.234% due 08/15/2032 (a)	1,405	1,397
4.240% due 11/01/2023 (a)	87	89
4.302% due 02/01/2020 (a)	553	556
4.365% due 01/01/2024 (a)	499	513
4.375% due 03/01/2017 (a)	65	66
4.500% due 06/01/2018	63	61
4.762% due 10/15/2020 (a)	108	108
4.813% due 03/15/2021 (a)	80	80
4.844% due 08/01/2035 (a)	37,438	37,324
4.846% due 06/01/2024 (a)	148	151
4.857% due 03/01/2024 (a)	19	20
4.875% due 02/01/2023 (a)	11	11
5.000% due 04/15/2016	24,156	24,161
5.026% due 10/01/2027 (a)	80	82
5.102% due 01/01/2024 (a)	199	206
5.218% due 09/01/2023 (a)	51	52
5.372% due 12/01/2022 (a)	108	110
5.500% due 12/01/2017-07/15/2034 (d)	14,394	14,557
5.532% due 07/01/2018 (a)	89	91
6.000% due 06/01/2006-01/01/2033 (d)	27,184	27,941
6.500% due 08/15/2011-07/25/2043 (d)	106,144	109,629
7.000% due 01/01/2030-04/01/2032 (d)	139	145
7.500% due 09/01/2006-07/15/2030 (d)	1,277	1,315
8.000% due 07/01/2006-12/01/2024 (d)	607	641
8.250% due 10/01/2007-01/01/2009 (d)	6	5
8.500% due 01/01/2007-11/01/2025 (d)	1,420	1,547
9.000% due 12/15/2020-08/01/2022 (d)	705	738
9.500% due 03/01/2010-09/01/2021 (d)	184	189
9.750% due 11/01/2008	72	75
10.000% due 03/01/2016-05/15/2020 (d)	89	93
10.500% due 10/01/2010-02/01/2016 (d)	5	5
10.750% due 09/01/2009-08/01/2011 (d)	27	29
11.500% due 10/01/2015-01/01/2016 (d)	9	10
11.750% due 08/01/2015	1	2
14.000% due 09/01/2012-04/01/2016 (d)	2	3
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011-12/01/2011 (d)	1	1
Government National Mortgage Association
3.500% due 07/20/2030 (a)	59	59
3.750% due 08/20/2022-07/20/2027 (a)(d)	7,788	7,890
4.000% due 01/20/2032-02/20/2032 (a)(d)	16,897	16,996
4.125% due 10/20/2023-12/20/2027 (a)(d)	5,953	6,051
4.322% due 12/16/2025 (a)	321	324
4.375% due 04/20/2016-05/20/2030 (a)(d)	13,544	13,684
4.500% due 01/20/2031-03/20/2031 (a)(d)	552	562
4.625% due 03/20/2019 (a)	50	50
6.000% due 01/15/2029-10/15/2032 (d)	470	481
6.500% due 09/15/2032-05/15/2034 (d)	106	111
7.000% due 03/15/2011-10/15/2011 (d)	33	35
7.500% due 02/15/2007-09/15/2031 (d)	461	494
8.000% due 11/15/2006-06/20/2031 (d)	4,178	4,479
8.500% due 12/15/2021-08/15/2030 (d)	165	181
9.000% due 03/15/2017-11/15/2030 (d)	623	689
9.500% due 10/15/2016-06/15/2025 (d)	32	35
9.750% due 08/15/2017	24	26
10.000% due 10/15/2013-11/15/2020 (d)	10	12
10.500% due 11/15/2019-02/15/2021 (d)	3	3
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	8	9
11.750% due 08/15/2013-08/15/2015 (d)	25	28
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	5
13.500% due 05/15/2011-11/15/2012 (d)	9	10
16.000% due 02/15/2012	9	10
Small Business Administration
7.640% due 03/10/2010	498	537

Total U.S. Government Agencies (Cost $2,912,395)		2,894,035

MORTGAGE-BACKED SECURITIES 10.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	96,272	94,671
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	355,328	350,659
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	16,577	16,971
5.522% due 10/20/2032 (a)	2,778	2,785
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	330	330
5.277% due 10/25/2032 (a)	940	939
6.083% due 10/25/2032 (a)	162	164
5.349% due 02/25/2033 (a)	6,107	6,121
5.633% due 02/25/2033 (a)	2,958	2,969
5.071% due 04/25/2033 (a)	16,197	15,913
5.446% due 04/25/2033 (a)	31,533	31,724
4.833% due 01/25/2034 (a)	28,752	28,563
4.750% due 11/25/2035 (a)	136,100	135,396
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	61,751	62,077
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	10	10
5.750% due 02/25/2033	1,914	1,921
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (a)	7,000	7,010
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	19,658	19,746
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (a)	13,484	13,484
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031	166	166
3.973% due 03/25/2032 (a)	16,199	16,224
4.160% due 03/25/2032 (a)	8,385	8,328
6.247% due 06/25/2032 (a)	1,328	1,331
5.643% due 10/25/2032 (a)	2,023	2,022
4.380% due 08/25/2033 (a)	485	488
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	130	142
5.751% due 05/25/2024 (a)	84	84
7.300% due 06/10/2032	195	211
Drexel Burnham Lambert CMO Trust
4.313% due 05/01/2016 (a)	6	6
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034 (a)	36,126	35,907
GSR Mortgage Loan Trust
6.000% due 03/25/2032	3,504	3,509
4.541% due 09/25/2035 (a)	136,600	135,097
4.548% due 09/25/2035 (a)	20,500	20,350
Imperial Savings Association
12.511% due 02/25/2018 (a)	74	74
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	24	26
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	20,504	20,432
MASTR Asset Securitization Trust
5.500% due 09/25/2033	31,383	31,128
Mellon Residential Funding Corp.
4.134% due 07/25/2029 (a)	1,983	1,997
4.008% due 06/15/2030 (a)	40,015	39,960
Merrill Lynch Mortgage Investors, Inc.
4.500% due 02/25/2035 (a)	43,047	42,377
Nationslink Funding Corp.
4.285% due 11/10/2030 (a)	648	650
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	3,067	3,074
4.230% due 02/25/2034 (a)	12,892	12,917
Prudential Home Mortgage Securities
7.500% due 09/25/2007	55	55
Prudential-Bache Trust
8.400% due 03/20/2021	478	477
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)	321	311
Ryland Acceptance Corp.
11.500% due 12/25/2016	3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	43	44
Sears Mortgage Securities
12.000% due 02/25/2014	15	15
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	15,233	15,242
SLH Mortgage Trust
9.600% due 03/25/2021	176	175
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)	1,209	1,243
4.119% due 09/19/2032 (a)	28,625	28,657
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,183	1,201
6.150% due 07/25/2032 (a)	1,219	1,218
4.120% due 01/25/2033 (a)	754	757
4.000% due 12/25/2034 (a)	5,143	5,146
3.930% due 08/25/2035 (a)	39,843	39,867
Torrens Trust
4.028% due 07/15/2031 (a)	1,430	1,430
Vendee Mortgage Trust
6.500% due 05/15/2029	42,359	43,774
Washington Mutual Mortgage Securities Corp.
5.448% due 07/25/2032 (a)	882	881

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  91

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
4.816% due 10/25/2032 (a)		$155	$155
5.073% due 02/25/2033 (a)		3,088	3,132
5.375% due 02/25/2033 (a)		701	700
4.007% due 02/27/2034 (a)		18,450	18,260
4.170% due 11/25/2035 (a)		17,200	17,203
4.265% due 06/25/2042 (a)		25,154	25,400
4.137% due 08/25/2042 (a)		18,332	18,336

Total Mortgage-Backed Securities (Cost $1,403,298)			1,391,635

ASSET-BACKED SECURITIES 8.9%

AAA Trust
3.930% due 11/26/2035 (a)		45,444	45,450
Accredited Mortgage Loan Trust
3.741% due 07/25/2035 (a)		7,555	7,558
ACE Securities Corp.
3.948% due 10/25/2035 (a)		132,238	132,300
Aegis Asset-Backed Securities Trust
3.950% due 03/25/2035 (a)		10,849	10,858
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)		744	737
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		34,700	34,738
Asset-Backed Securities Corp. Home Equity Loan Trust
4.028% due 06/15/2031 (a)		7	7
3.990% due 09/25/2034 (a)		1,873	1,874
3.930% due 07/25/2035 (a)		19,831	19,844
Bear Stearns Asset-Backed Securities, Inc.
4.030% due 09/25/2034 (a)		18,115	18,138
4.280% due 03/25/2043 (a)		15,211	15,242
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)		21,786	21,800
3.910% due 06/25/2035 (a)		12,399	12,406
Chase Funding Mortgage Loan Asset-Backed Certificates
3.961% due 11/25/2031 (a)		7,305	7,320
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)		4,657	4,667
Citibank Credit Card Issuance Trust
3.867% due 02/07/2008 (a)		6,500	6,501
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		14,592	14,603
3.850% due 09/25/2035 (a)		46,700	46,700
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)		385	385
Community Program Loan Trust
4.500% due 10/01/2018		7,248	7,181
Countrywide Asset-Backed Certificates
4.140% due 03/25/2034 (a)		11,375	11,382
3.761% due 03/25/2035 (a)		17,500	17,508
3.920% due 08/25/2035 (a)		12,125	12,134
3.910% due 10/25/2035 (a)		106,850	106,920
3.938% due 01/25/2036 (a)		38,084	38,078
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)		768	769
EQCC Home Equity Loan Trust
4.088% due 10/15/2027 (a)		31	31
Equity One ABS, Inc.
4.110% due 11/25/2032 (a)		11,217	11,243
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)		14,731	14,743
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)		46,779	46,811
First NLC Trust
3.940% due 09/25/2035 (a)		26,342	26,358
First USA Credit Card Master Trust
3.868% due 01/12/2009 (a)		12,895	12,915
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)		3,901	3,905
3.940% due 06/25/2035 (a)		6,933	6,935
GRMT II LLC
3.510% due 06/20/2032 (a)		8	8
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)		20,473	20,547
Honda Auto Receivables Owner Trust
4.490% due 09/17/2007		10,140	10,149
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		2,674	2,679
4.146% due 02/21/2033 (a)		22,219	22,277
Impac CMB Trust
4.080% due 04/25/2034 (a)		24,433	24,408
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)		5,953	5,958
Irwin Home Equity Loan Trust
4.205% due 06/25/2021 (a)		16	16
IXIS Real Estate Capital Trust
3.910% due 09/25/2035 (a)		32,079	32,089
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)		47,013	47,041
Mastr Asset-Backed Securities Trust
3.831% due 09/25/2034 (a)		8,462	8,468
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		1,136	1,137
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		73	74
Nelnet Student Loan Trust
3.680% due 01/25/2016 (a)		5,734	5,739
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)		64,523	64,562
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (a)		12	12
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)		60,820	60,861
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)		40,669	40,697
3.950% due 01/25/2036 (a)		1,989	1,991
Quest Trust
4.130% due 10/25/2035 (a)		23,555	23,555
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)		1,634	1,641
Residential Asset Mortgage Products, Inc.
3.960% due 06/25/2027 (a)		8,652	8,661
Residential Asset Securities Corp.
3.871% due 06/25/2031 (a)		12	12
SLM Student Loan Trust
3.630% due 04/26/2010 (a)		19,586	19,592
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)		12,902	12,908
3.951% due 11/25/2035 (a)		67,480	67,491
Terwin Mortgage Trust
3.620% due 09/25/2034 (a)		354	354
WMC Mortgage Loan
4.108% due 05/15/2030 (a)		620	620

Total Asset-Backed Securities (Cost $1,200,575)			1,201,588

SOVEREIGN ISSUES 1.1%

Republic of Brazil
4.250% due 04/15/2006 (a)		14,464	14,491
4.313% due 04/15/2009 (a)		31,202	31,046
4.313% due 04/15/2012 (a)		8,071	7,960
8.000% due 01/15/2018		32,600	34,605
Republic of Panama
8.250% due 04/22/2008		5,100	5,527
9.375% due 07/23/2012		480	583
Republic of Peru
9.125% due 02/21/2012		1,150	1,386
Russian Federation
10.000% due 06/26/2007		19,800	21,596
8.250% due 03/31/2010		24,800	26,920
United Mexican States
4.625% due 10/08/2008		380	379
6.375% due 01/16/2013		140	149

Total Sovereign Issues (Cost $141,502)			144,642

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.2%

Republic of France
5.000% due 01/12/2006	E	C10,000	12,106
Republic of Germany
2.750% due 12/16/2005		10,000	12,033

Total Foreign Currency-Denominated Issues (Cost $24,201)			24,139

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		15,120	94

Total Purchased Put Options (Cost $144)			94

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,123

Total Preferred Security (Cost $101,505)			103,123

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		206,300	11,359
Home Ownership Funding
13.331% due 12/31/2049 (a)		8,625	2,613

Total Preferred Stock (Cost $16,314)			13,972

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 54.4%

Certificates of Deposit 3.3%

BNP Paribas Finance
3.675% due 11/07/2005		$55,000	55,000
Citibank New York N.A.
3.590% due 10/25/2005		44,700	44,700
3.770% due 11/22/2005		58,000	58,000
3.815% due 11/30/2005		38,000	38,000
Dexia Bank New York N.A.
3.510% due 10/12/2005		33,000	33,000
3.600% due 10/25/2005		37,000	37,000
Unicredito Italiano SpA NY
3.582% due 10/24/2005		29,500	29,500
3.615% due 10/28/2005		70,000	70,000
3.757% due 11/18/2005		82,000	82,000

			447,200

Commercial Paper 40.4%

ABN AMRO North America
3.440% due 10/11/2005		58,700	58,655
3.570% due 10/28/2005		35,000	34,913
Anz Delaware, Inc.
3.450% due 10/06/2005		95,700	95,672
3.560% due 10/27/2005		150,000	149,644
Anz National International Ltd.
3.510% due 10/14/2005		5,400	5,394
3.680% due 11/14/2005		38,200	38,036
Bank of America Corp.
3.730% due 11/21/2005		200,000	198,985
3.760% due 11/29/2005		59,600	59,245
3.730% due 12/07/2005		75,800	75,246

92  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Bank of Ireland
3.470% due 10/11/2005		$25,700	$25,680
3.360% due 10/18/2005		150,000	149,790
3.520% due 10/19/2005		80,000	79,875
3.520% due 10/20/2005		80,000	79,867
Barclays U.S. Funding Corp.
3.710% due 11/16/2005		100	100
3.770% due 11/16/2005		4,000	3,982
BNP Paribas Finance
3.465% due 10/11/2005		25,000	24,981
3.365% due 10/17/2005		30,000	29,961
3.520% due 10/19/2005		50,000	49,922
3.590% due 11/21/2005		75,000	74,634
3.770% due 12/19/2005		10,600	10,508
Caisse d’Amortissement de la Dette Sociale
3.620% due 11/01/2005		100,000	99,708
3.620% due 11/04/2005		50,000	49,839
Carolina Power & Light Co.
3.670% due 10/11/2005		5,700	5,695
CBA (de) Finance
3.660% due 10/12/2005		700	699
3.720% due 11/21/2005		36,900	36,713
3.860% due 12/20/2005		700	694
Cox Communications, Inc.
4.068% due 01/17/2006		18,050	18,045
Danske Corp.
3.455% due 10/07/2005		84,700	84,667
3.460% due 10/07/2005		81,000	80,969
3.510% due 10/19/2005		89,400	89,261
3.690% due 11/14/2005		79,400	79,058
3.700% due 11/16/2005		5,500	5,475
3.710% due 11/16/2005		11,675	11,622
3.780% due 12/23/2005		7,700	7,630
3.900% due 12/27/2005		300	297
Dexia Delaware LLC
3.500% due 10/14/2005		26,600	26,572
3.650% due 10/25/2005		200	200
3.670% due 11/14/2005		100,000	99,572
3.730% due 11/23/2005		89,000	88,530
3.740% due 11/28/2005		50,000	49,709
3.760% due 12/16/2005		50,000	49,583
DnB NORBank ASA
3.455% due 10/06/2005		20,100	20,094
3.800% due 11/14/2005		700	697
3.820% due 11/17/2005		300	299
Fannie Mae
3.189% due 10/05/2005		147,000	146,972
3.371% due 10/05/2005		2,000	2,000
3.373% due 10/05/2005		19,000	18,996
3.413% due 10/12/2005		160,988	160,850
3.415% due 10/12/2005		15,800	15,786
3.425% due 10/12/2005		19,500	19,483
3.344% due 10/19/2005		40,778	40,714
3.479% due 10/26/2005		37,500	37,416
3.482% due 10/26/2005		100,400	100,173
3.630% due 11/10/2005		4,848	4,829
3.645% due 11/23/2005		16,247	16,163
3.994% due 03/29/2006		300	294
Federal Home Loan Bank
3.380% due 10/11/2005		25,100	25,081
3.465% due 10/21/2005		31,300	31,246
3.595% due 11/09/2005		24,900	24,808
3.595% due 11/14/2005		4,350	4,332
3.680% due 11/25/2005		145,300	144,513
ForeningsSparbanken AB
3.910% due 12/22/2005		10,500	10,405
Freddie Mac
3.358% due 10/11/2005		287	287
3.636% due 12/12/2005		433	430
3.965% due 03/28/2006		40,000	39,197
HBOS Treasury Services PLC
3.465% due 10/11/2005		92,200	92,129
3.470% due 10/12/2005		52,200	52,155
3.550% due 10/25/2005		84,000	83,818
3.565% due 10/26/2005		50,000	49,886
3.585% due 10/27/2005		80,000	79,809
3.755% due 11/28/2005		41,100	40,860
3.750% due 12/01/2005		500	497
ING U.S. Funding LLC
3.750% due 11/28/2005		1,000	994
Nordea North America, Inc.
3.525% due 10/20/2005		22,000	21,963
3.570% due 10/27/2005		20,000	19,952
3.575% due 10/28/2005		13,600	13,566
3.615% due 11/03/2005		150,000	149,533
3.715% due 11/21/2005		100,000	99,494
3.610% due 11/22/2005		39,800	39,600
Rabobank USA Financial Corp.
3.630% due 11/08/2005		75,000	74,728
3.580% due 11/21/2005		83,000	82,596
San Paolo U.S. Holding Company, Inc.
3.710% due 11/22/2005		100,000	99,485
3.855% due 12/23/2005		100,000	99,087
Skandinaviska Enskilda Banken AB
3.520% due 10/19/2005		57,000	56,911
3.910% due 12/08/2005		600	596
3.850% due 12/22/2005		1,500	1,486
Societe Generale N.A.
3.690% due 11/15/2005		7,300	7,268
3.790% due 12/23/2005		200,000	198,174
Spintab AB
3.470% due 10/11/2005		50,000	49,961
3.520% due 10/20/2005		92,300	92,147
3.775% due 12/12/2005		1,100	1,091
Statens Bostadsfin Bank
3.525% due 11/08/2005		78,800	78,522
Svenska Handelsbanken, Inc.
3.480% due 10/13/2005		100,000	99,903
3.635% due 11/08/2005		68,000	67,753
Swedbank, Inc.
3.730% due 10/17/2005		13,285	13,266
3.740% due 10/25/2005		1,000	998
UBS Finance Delaware LLC
3.860% due 10/03/2005		192,600	192,600
3.740% due 10/24/2005		1,700	1,696
3.765% due 12/13/2005		61,600	61,108
Unicredit Delaware
3.540% due 10/24/2005		78,200	78,038
Westpac Capital Corp.
3.455% due 10/11/2005		70,000	69,946
3.490% due 10/12/2005		29,600	29,574
3.730% due 12/09/2005		6,600	6,550
Westpac Trust Securities NZ Ltd.
3.550% due 10/24/2005		100,000	99,793
3.750% due 11/28/2005		22,000	21,872
3.780% due 12/23/2005		100,000	99,087

			5,423,185

Repurchase Agreements 5.2%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $194,974. Repurchase proceeds are $190,051.)		190,000	190,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $12,739. Repurchase proceeds are $12,489.)		12,485	12,485
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2018-02/15/2020 valued at $509,408. Repurchase proceeds are $500,135.)		500,000	500,000

			702,485

French Treasury Bills 1.5%

1.472% due 10/13/2005-01/05/2006 (d)	E	C168,600	202,271

German Treasury Bills 2.4%

2.016% due 01/18/2006-02/15/2006 (d)		264,900	316,240

Spanish Treasury Bills 0.5%

2.031% due 12/23/2005		61,000	72,980

U.K. Treasury Bills 0.7%

1.175% due 11/30/2005-12/15/2005 (d)		82,400	98,654

U.S. Treasury Bills 0.4%

3.434% due 12/01/2005-12/15/2005 (d)(f)		$51,415	51,028

Total Short-Term Instruments (Cost $7,326,945)			7,314,043

Total Investments (e) 102.6% (Cost $13,855,808)			$13,793,857

Written Options (h) (0.0%) (Premiums $2,782)			(3,243)

Other Assets and Liabilities (Net) (2.6%)			(350,253)

Net Assets 100.0%			$13,440,361

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $652,540 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $48,797 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	23,922	$(29,406)
Eurodollar June Futures	Long	06/2006	20,182	(14,552)
Eurodollar September Futures	Long	09/2006	2,638	(2,418)
U. S. Treasury 5-Year Note Futures	Long	12/2005	3	(2)

				$(46,378)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  93

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	181,700	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	23,900	(104)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	(2)

							$(106)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	14,400	$7
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006		$200	3
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006		9,300	102
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		5,000	(4)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007		20,000	771
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		8,900	388
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		8,000	355
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007		1,500	49
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		4,700	(9)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006		8,600	123
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006		2,000	29
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006		6,000	109
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		2,800	(4)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007		25,000	116
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		9,500	53
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	218
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,000	12
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		12,000	176
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007		3,200	34
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007		12,000	9
J.P. Morgan Chase & Co.	General Motors Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006		1,800	(4)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006		25,000	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		10,000	147
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006		8,700	144
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007		50,000	222
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		40,300	217
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006		3,200	39
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007		25,000	113
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	68
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008		2,000	58
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.110%)	10/20/2010		8,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		1,800	(3)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007		5,000	113
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,200	13
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008		5,000	189
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006		6,000	90
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006		10,900	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006		10,000	174
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006		3,000	44
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		1,500	33
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	218
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007		5,000	114

							$4,700

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

94  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call-CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	1,785	$282	$83
Call-CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	207	27	16
Call-CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	2,940	429	92
Call-CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	414	89	71
Put-CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	845	222	515
Put-CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	2,512	672	1,138
Call-CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	427	85	67
Put-CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	427	79	93
Put-CME Eurodollar December Futures	95.250	12/18/2006	1,242	632	885

				$2,517	$2,960

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	55,700	$265	$283

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,555	10/2005	$232	$0	$232
Buy	CP	4,688,096	02/2006	194	0	194
Buy	EC	60,359	10/2005	0	(1,422)	(1,422)
Sell		571,915	10/2005	22,509	0	22,509
Buy		14,873	11/2005	27	0	27
Sell		110,500	11/2005	2,566	0	2,566
Buy	JY	11,893,468	10/2005	0	(1,986)	(1,986)
Buy	KW	6,649,500	01/2006	0	(139)	(139)
Buy		3,621,900	02/2006	0	(76)	(76)
Buy		4,012,000	03/2006	0	(69)	(69)
Buy	MP	33,525	02/2006	46	0	46
Buy		38,152	03/2006	25	0	25
Buy	PN	10,696	02/2006	0	(93)	(93)
Buy		11,883	03/2006	0	(60)	(60)
Buy	PZ	11,309	02/2006	36	0	36
Buy		11,547	03/2006	0	(35)	(35)
Buy	RP	233,359	03/2006	3	0	3
Buy	RR	87,616	01/2006	41	0	41
Buy		88,672	02/2006	13	0	13
Buy		103,948	03/2006	0	(14)	(14)
Buy	S$	5,190	01/2006	0	(79)	(79)
Buy		5,288	02/2006	0	(53)	(53)
Buy		5,806	03/2006	0	(28)	(28)
Buy	SV	215,454	03/2006	0	(118)	(118)
Buy	T$	103,010	02/2006	0	(105)	(105)
Buy		113,242	03/2006	0	(12)	(12)

				$25,692	$(4,289)	$21,403

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  95

Schedule of Investments

Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%

General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)	$1,000	$995
5.100% due 07/16/2007 (a)	2,200	2,140

Total Corporate Bonds & Notes (Cost $3,092)		3,135

MUNICIPAL BONDS & NOTES 95.9%

Alabama 2.9%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,478
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,600	3,199
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300	3,518

		9,195

Alaska 0.2%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002-C
5.250% due 06/01/2032	540	547

Arizona 1.3%

Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.000% due 07/01/2015 (a)	667	839
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	90	92
Pima County, Arizona Industrial Development Authority Multi- Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,285
Salt River Project Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,021

		4,237

California 5.9%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	355	358
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,672
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
13.200% due 07/01/2011 (a)	4,000	5,650
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,575
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,407
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	398
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,255
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	356
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,356
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,008

		19,035

Colorado 0.9%

Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	85	87
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	45	45
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	70	71
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,428
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,410

		3,041

Connecticut 3.0%

Connecticut State General Obligation Bonds, Series 2001
8.051% due 06/15/2010 (a)	5,000	6,201
Hartford, Connecticut General Obligation Bonds, Series 2005
5.000% due 09/01/2013	500	546
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.050% due 01/15/2011 (a)	2,500	2,893

		9,640

Florida 3.3%

Florida State General Obligation Bonds, Series 2004
6.990% due 07/01/2011 (a)	3,103	3,606
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	331
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,350
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	500	506
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	964

		10,757

Georgia 0.5%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,372
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	223

		1,595

Hawaii 0.4%

Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	305	307
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,065

		1,372

Illinois 9.8%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	506
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	274
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,158
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,097
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds, Series 2002
5.000% due 12/01/2011	2,300	2,487
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,320
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	97
0.000% due 12/01/2012	135	100
0.000% due 12/01/2014	255	172
0.000% due 12/01/2015	1,885	1,207
Cook County, Illinois School District No. 122 Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,588
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	437
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	700	709
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	825
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,695

96  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	$1,290	$652
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,278
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,311
9.000% due 02/01/2009	650	762
9.000% due 02/01/2011	690	866
9.000% due 02/01/2012	1,065	1,374
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,984
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	861
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Unlimited Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,818

		31,578

Indiana 2.4%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,491
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	301
4.400% due 01/15/2012	170	176
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	219
4.750% due 07/15/2009	200	211
4.750% due 01/15/2015	235	245
4.850% due 01/15/2016	295	308
5.000% due 07/15/2010	180	193
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	807
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,671
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,174
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	435
5.200% due 02/01/2012	230	247
5.500% due 02/01/2015	180	195

		7,870

Kentucky 1.0%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,885	3,169

Louisiana 2.9%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	205	218
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
6.970% due 04/01/2019 (a)	2,850	3,176
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,120
8.047% due 11/15/2031(a)	3,500	3,885

		9,399

Massachusetts 1.0%

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	410
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,007
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	214
4.800% due 11/01/2008	90	92
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	561
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017 (a)	1,000	1,086

		3,370

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,849
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,087
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,513
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	56
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,085
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	823

		9,413

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,260

Missouri 1.9%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
6.990% due 02/01/2010 (a)	1,793	2,039
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	385
Missouri State Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
1.300% due 06/01/2022 (a)	1,700	1,700
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	630	663
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,258

		6,045

Nevada 0.3%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
8.990% due 12/01/2015 (a)	870	1,106

New Jersey 9.7%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,187
5.600% due 01/01/2012	1,000	1,009
6.000% due 11/01/2028	3,500	3,547
6.375% due 04/01/2018	1,500	1,787
6.375% due 04/01/2031	10,000	11,916
6.500% due 04/01/2031	2,115	2,417
6.800% due 04/01/2018 (a)	250	269
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,244
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	573
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,957
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	1,000	1,138

		31,044

New Mexico 1.0%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
13.000% due 06/15/2012 (a)	2,000	2,831
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	317

		3,148

New York 6.8%

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
9.790% due 11/01/2015 (a)	667	849
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	5,275	5,698
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,077

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  97

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	$2,500	$2,895
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,263
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,258
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.400% due 07/15/2012	3,550	3,687

		21,727

North Carolina 1.9%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	587
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,071
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,292

		5,950

Ohio 3.3%

Ohio State General Obligation Bonds, Series 2004
7.000% due 05/01/2011 (a)	2,500	2,898
7.000% due 06/15/2011 (a)	3,910	4,540
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,217
5.375% due 12/01/2021	1,750	1,936

		10,591

Oklahoma 1.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,479
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,770	370

		4,849

Pennsylvania 0.5%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2005
4.500% due 04/01/2015	790	786
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	753

		1,640

Puerto Rico 0.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	829
6.000% due 07/01/2026	150	167

		996

Rhode Island 2.8%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,442
6.250% due 06/01/2042	6,025	6,422

		8,864

South Carolina 0.3%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,094

Tennessee 3.8%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
6.990% due 12/01/2010 (a)	7,050	8,156
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,018
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,049
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,090
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	770

		12,083

Texas 11.6%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035 (a)	2,765	3,024
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	760	798
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,622
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	258
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
6.940% due 07/01/2025 (a)	2,500	2,567
Houston, Texas Airport Systems Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	866
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	5,839
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	379
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,096
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,802
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	486
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,103
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	266
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,842
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	830
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,036
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,064
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,102
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	236
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,363
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,551
University of Texas Revenue Bonds, Series 2004
5.250% due 08/15/2012	1,000	1,099

		37,229

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,634

Virginia 1.0%

Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,063
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,036
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,031

		3,130

Washington 4.3%

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,780
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,288

98  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2019	$2,520	$1,335
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,555

		13,958

West Virginia 0.9%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,797

Wisconsin 4.4%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,545
5.000% due 10/01/2019	1,040	1,131
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	390
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,340	2,436
4.700% due 11/01/2012	1,490	1,562
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	106
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	106
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55
Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,282
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
7.080% due 05/01/2010 (a)	2,500	2,915

		14,006

Total Municipal Bonds & Notes (Cost $295,210)		308,369

SHORT-TERM INSTRUMENTS 1.1%

Repurchase Agreement 0.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $821. Repurchase proceeds are $804.)	804	804

U.S. Treasury Bills 0.9%

3.415% due 12/01/2005-12/15/2005 (c)(e)(f)	2,760	2,739

Total Short-Term Instruments (Cost $3,546)		3,543

Total Investments (d) 98.0% (Cost $301,848)		$315,047

Other Assets and Liabilities (Net) 2.0%		6,491

Net Assets 100.0%		$321,538

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $269 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $2,481 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $258 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Futures	Long	12/2005	1	$(1)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	81	(248)

				$(249)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$889
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	32,300	830

						$1,719

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  99

Schedule of Investments

New York Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.7%

General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$200	$194

Total Corporate Bonds & Notes (Cost $191)		194

MUNICIPAL BONDS & NOTES 98.9%

Arkansas 0.9%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	250	261

Illinois 1.8%

Will County Community, Illinois Unit School District No-365 General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	481

New York 85.9%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	159
Buffalo, New York Fiscal Stability Authority Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 09/01/2014	1,040	1,135
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	546
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	275	307
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	536
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,079
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	279
New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	104
New York City, New York General Obligation Bonds, Series 2004-H7
2.790% due 03/01/2034 (a)	100	100
New York City, New York General Obligation Bonds, Series 2005-M
5.000% due 04/01/2011	250	267
New York City, New York Individual Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	253
New York City, New York Industrial Development Agency Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	250
New York City, New York Industrial Development Agency Revenue Bonds, (Bank of America Insured), Series 2004
2.830% due 11/01/2039 (a)	100	100
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
2.800% due 06/15/2022 (a)	100	100
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.950% due 11/01/2022 (a)	250	250
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	553
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	552
5.250% due 11/01/2011	600	658
5.250% due 02/01/2029 (a)	500	540
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	423
New York City, New York Transitional Finance Authority, (Bank One N.A. Insured), Series 2000
2.750% due 02/15/2030 (a)	300	300
New York Metropolitan Transportation Authority General Obligation Bonds, (XLCA Insured), Series 2004-A4
2.690% due 11/01/2034 (a)	400	400
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	209
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	289
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,042
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	157
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001-A
5.000% due 07/01/2011	455	490
5.500% due 07/01/2030	200	207
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000-340
6.810% due 08/15/2022 (a)	250	262
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	544
5.000% due 10/01/2030	750	782
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271
New York State Dormitory Authority Revenue Bonds, Series 1997
2.720% due 07/01/2012 (a)	300	300
New York State Dormitory Authority Revenue Bonds, Series 2000-A
6.000% due 07/01/2010	150	161
New York State Dormitory Authority Revenue Bonds, Series 2001
5.250% due 07/01/2010	860	900
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	449
New York State Environmental Facilities Corp. Clean Drinking Water Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	545
5.000% due 06/15/2014	400	431
New York State Local Government Assistance Corp. Revenue Bonds, (FGIC Insured), Series 2003-A
2.640% due 04/01/2021 (a)	500	500
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	158
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	366
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2003-B
5.000% due 04/01/2010	250	269
New York State Thruway Authority Highway & Bridge Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	546
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2005
5.000% due 04/01/2014	1,000	1,092
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	543
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	531
Orange County, New York General Obligation Refunding Bonds, Series 2005-A
5.000% due 07/15/2013	500	546
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	548
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	265
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	539
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	552
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	781
5.400% due 07/15/2012	300	312

		23,478

100  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Puerto Rico 5.5%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	$100	$112
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	568
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	226
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	550	601

		1,507

Texas 3.8%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	508
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	406
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

		1,040

Virgin Islands 1.0%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	272

Total Municipal Bonds & Notes (Cost $26,643)		27,039

SHORT-TERM INSTRUMENTS 0.5%

Repurchase Agreement 0.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $122. Repurchase proceeds are $117.)	117	117

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005	25	25

Total Short-Term Instruments (Cost $142)		142

Total Investments 100.1% (Cost $26,976)		$27,375

Written Options (b) (0.0%) (Premiums $15)		(7)

Other Assets and Liabilities (Net) (0.1%)		(29)

Net Assets 100.0%		$27,339

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note November Futures	$108.000	11/22/2005	32	$15	$7

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  101

Schedule of Investments

Real Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.3%

Banking & Finance 1.5%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	$5,500	$5,503
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,551
Ford Motor Credit Co.
6.875% due 02/01/2006	1,400	1,406
4.870% due 03/21/2007 (a)	13,500	13,324
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	15,000	15,000
4.677% due 05/18/2006 (a)	6,200	6,168
5.050% due 01/16/2007 (a)	18,400	18,090
5.100% due 07/16/2007 (a)	3,100	3,016
6.125% due 08/28/2007	870	857
Kamp Re 2005 Ltd.
9.157% due 12/14/2007 (a)(b)	5,000	2,470
Parametric Re Ltd.
5.540% due 11/19/2007 (a)	11,500	11,932
7.780% due 05/19/2008 (a)	1,500	1,553
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	57,550	59,100
7.554% due 07/03/2008 (a)	14,750	12,866
Pioneer 2002 Ltd.
11.370% due 06/15/2006 (a)	5,000	5,092
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,098
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)	17,600	17,180
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	4,900	4,846
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,810
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	34,200	34,341
4.904% due 01/01/2010 (a)	5,000	5,028

		234,231

Industrials 0.4%

Georgia-Pacific Corp.
7.375% due 07/15/2008	4,700	4,947
MCI, Inc.
7.688% due 05/01/2009	5,900	6,136
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,475
8.625% due 02/01/2022	6,900	8,453
9.500% due 09/15/2027	14,850	19,639
Weyerhaeuser Co.
6.125% due 03/15/2007	1,360	1,386

		65,036

Utilities 0.4%

British Telecom PLC
7.875% due 12/15/2005	10,750	10,824
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,386
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,807
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	32,440

		60,457

Total Corporate Bonds & Notes (Cost $356,373)		359,724

MUNICIPAL BONDS & NOTES 0.6%

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,630	3,694
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	27,771
6.625% due 06/01/2040	380	433
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,873
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,791
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,105	9,808
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,134
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,445	1,661
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	3,105	3,155
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,215
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,181
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	872
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,469
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,825
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,169
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	793
6.125% due 06/01/2032	740	786
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,162
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	425	472

Total Municipal Bonds & Notes (Cost $78,497)		87,264

U.S. GOVERNMENT AGENCIES 10.8%

Fannie Mae
4.666% due 04/01/2035 (a)	1,794	1,803
4.683% due 05/01/2035 (a)	2,402	2,389
5.000% due 10/13/2035	136,000	133,152
5.500% due 02/01/2033-10/13/2035 (d)	1,451,965	1,451,529
6.034% due 10/01/2031 (a)	919	951
6.375% due 10/23/2033 (a)	40,000	40,380
Federal Housing Administration
7.430% due 12/01/2020	105	106
Freddie Mac
3.970% due 09/25/2031 (a)	4,322	4,326
4.065% due 10/25/2044 (a)	22,014	22,089
6.500% due 01/25/2028	99	102
7.000% due 10/15/2030	532	541
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (d)	1,969	2,052
Housing Urban Development
5.530% due 08/01/2020	6,000	6,217

Total U.S. Government Agencies (Cost $1,676,305)		1,665,637

U.S. TREASURY OBLIGATIONS 103.7%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (g)	794,989	822,410
3.625% due 01/15/2008	968,589	1,025,570
3.875% due 01/15/2009	877,658	952,396
4.250% due 01/15/2010	1,010,378	1,130,479
0.875% due 04/15/2010	164,500	160,349
3.500% due 01/15/2011	897,529	988,790
3.375% due 01/15/2012	57,724	63,943
3.000% due 07/15/2012	1,796,486	1,955,504
1.875% due 07/15/2013	711,224	721,004
2.000% due 01/15/2014	1,183,010	1,208,010
2.000% due 07/15/2014	1,278,732	1,306,654
1.625% due 01/15/2015	610,825	603,762
1.875% due 07/15/2015	383,208	386,711
2.375% due 01/15/2025	1,191,842	1,275,458
3.625% due 04/15/2028	1,147,955	1,502,341
3.875% due 04/15/2029	1,030,264	1,410,658
3.375% due 04/15/2032	88,413	116,919
U.S. Treasury Bonds
8.875% due 08/15/2017	12,100	16,969
8.125% due 05/15/2021	14,000	19,482
6.250% due 08/15/2023	600	718
7.625% due 02/15/2025	100	138
6.625% due 02/15/2027	23,700	30,094
U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,282
2.250% due 02/15/2007	100	98
3.750% due 03/31/2007	36,200	35,979
3.875% due 09/15/2010	109,090	107,582
4.000% due 11/15/2012	6,000	5,904
4.250% due 11/15/2013	4,400	4,382
4.125% due 05/15/2015	60,300	59,280

Total U.S. Treasury Obligations (Cost $15,598,711)		15,912,866

MORTGAGE-BACKED SECURITIES 0.6%

Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	824	826
4.712% due 01/25/2034 (a)	6,374	6,319
4.833% due 01/25/2034 (a)	3,880	3,854
Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)	19,849	19,915
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	45,000	44,505

102  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Mellon Residential Funding Corp.
4.286% due 10/20/2029 (a)		$641	$643
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)		8,728	8,733
Washington Mutual Mortgage Securities Corp.
4.007% due 02/27/2034 (a)		4,953	4,902

Total Mortgage-Backed Securities (Cost $90,093)			89,697

ASSET-BACKED SECURITIES 0.8%

AAA Trust
3.930% due 11/26/2035 (a)		7,584	7,585
Bear Stearns Asset-Backed Securities, Inc.
4.280% due 03/25/2043 (a)		439	440
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		5,301	5,304
EQCC Home Equity Loan Trust
4.046% due 03/20/2030 (a)		23	23
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)		1,834	1,838
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)		9,623	9,629
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)		4,271	4,274
Quest Trust
4.010% due 03/25/2035 (a)		5,259	5,258
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		30,700	30,720
7.904% due 01/09/2006 (a)		36,300	36,360
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)		991	994
SACO I, Inc.
4.110% due 09/25/2033 (a)		4,048	4,049
3.910% due 07/25/2035 (a)		9,600	9,614
Wachovia Mortgage Loan Trust LLC
3.950% due 10/25/2035 (a)		100	100
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		986	987

Total Asset-Backed Securities (Cost $117,059)			117,175

SOVEREIGN ISSUES 1.2%

Republic of Brazil
4.250% due 04/15/2006 (a)		2,448	2,452
4.313% due 04/15/2009 (a)		2,871	2,856
11.000% due 01/11/2012		1,600	1,965
4.313% due 04/15/2012 (a)		412	406
7.875% due 03/07/2015		2,500	2,600
8.000% due 01/15/2018		45,019	47,788
11.000% due 08/17/2040		6,900	8,468
Russian Federation
10.000% due 06/26/2007		7,000	7,635
8.250% due 03/31/2010		23,800	25,835
5.000% due 03/31/2030 (a)		61,100	70,360
United Mexican States
6.375% due 01/16/2013		20,700	22,076
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		714	15

Total Sovereign Issues (Cost $176,683)			192,456

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 1.7%

Commonwealth of Canada
4.250% due 12/01/2021 (c)	C$	2,579	3,104
3.000% due 12/01/2036 (c)		16,332	18,505
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	15,300	14,171
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	10,841
Pylon Ltd.
3.636% due 12/29/2008 (a)		20,750	25,297
6.036% due 12/29/2008 (a)		40,700	50,522
Republic of France
1.600% due 07/25/2011 (c)		6,216	7,872
1.600% due 07/25/2015 (c)		3,059	3,888
2.250% due 07/25/2020 (c)		12,280	16,831
3.150% due 07/25/2032		6,537	11,058
5.750% due 10/25/2032		12,600	20,752
Republic of Germany
5.250% due 01/04/2011		42,500	57,265
6.250% due 01/04/2030		6,600	11,353
Republic of Italy
4.250% due 08/01/2014		1,700	2,208
2.150% due 09/15/2014 (c)		2,088	2,738

Total Foreign Currency-Denominated Issues (Cost $246,420)			256,405

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		186,600	10,275

Total Preferred Stock (Cost $9,330)			10,275

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 2.0%

Commercial Paper 0.4%

Cox Communications, Inc.
3.871% due 01/17/2006		$18,200	18,200
UBS Finance Delaware LLC
3.860% due 10/03/2005		46,800	46,800

			65,000

Repurchase Agreements 0.1%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $13,300. Repurchase proceeds are $13,004.)		13,000	13,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $6,576. Repurchase proceeds are $6,449.)		6,447	6,447

			19,447

French Treasury Bills 0.1%

2.029% due 11/17/2005	EC	5,000	5,994

U.K. Treasury Bills 1.1%

2.015% due 01/31/2006		144,000	171,918

U.S. Treasury Bills 0.3%

3.421% due 12/01/2005-12/15/2005 (d)(f)(g)		$52,260	51,864

Total Short-Term Instruments (Cost $317,745)			314,223

Total Investments (e) 123.8% (Cost $18,667,216)			$19,005,722

Written Options (i) (0.0%) (Premiums $1,250)			(1,767)

Other Assets and Liabilities (Net) (23.8%)			(3,655,423)

Net Assets 100.0%			$15,348,532

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $216,276 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $29,509 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  103

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2005 (Unaudited)

(g)	Securities with an aggregate market value of $10,371 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Note Futures	Short	12/2005	335	$(39)
U. S. Treasury 5-Year Note Futures	Long	12/2005	3,240	(3,375)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	1,058	(3,446)

				$(6,860)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$322
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	8
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	588
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	499
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	10,000	(91)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	27
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	21
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	36
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	155
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	(231)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	19,162
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	(265)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		4,000	(14)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	(2,185)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	138
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	1,511
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	167
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		2,700	(1)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	26
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	1,093
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	290
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$197,800	6,362
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		78,000	(588)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		59,600	857
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		126,000	2,487
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		282,400	6,917
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		114,600	3,684
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		213,200	3,800
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		215,800	5,547
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		27,050	204
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,800	44
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		25,000	0

							$50,570

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$35
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	20,000	43
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(3)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	(23)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	43
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	32
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	10
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	1
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(22)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	22
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	(79)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	57
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	33
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(23)

104  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$2,000	$89
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	5
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	46
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	13
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	28
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	11
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	45
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	73
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	84
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	1
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(118)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	25,000	(243)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	9,700	(85)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	29
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	4
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	153
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	12
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	62

						$404

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	1,138	$216	$36
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,469	812	1,262
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	119	15	7
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,019	207	462

				$1,250	$1,767

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.250%	08/15/2007	$127,800	$126,345	$126,417
U.S. Treasury Note	3.375	02/15/2008	147,500	146,120	144,884
U.S. Treasury Note	3.125	09/15/2008	177,200	173,418	172,506
U.S. Treasury Note	3.625	05/15/2013	21,600	21,091	21,033
U.S. Treasury Note	4.250	08/15/2013	141,000	143,121	141,423
U.S. Treasury Note	4.750	05/15/2014	310,200	324,025	325,722

				$934,120	$931,985

*	Market value includes $8,300 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	1,021	10/2005	$0	$(2)	$(2)
Sell		1,021	10/2005	2	0	2
Sell	C$	13,985	10/2005	0	(268)	(268)
Buy	EC	15,872	10/2005	0	(366)	(366)
Sell		336,979	10/2005	12,076	0	12,076
Buy		820	11/2005	2	0	2
Sell		1,345	11/2005	0	0	0
Buy	JY	16,679,387	10/2005	0	(4,144)	(4,144)
Buy	N$	15,529	10/2005	177	0	177
Sell		32,409	10/2005	0	(154)	(154)
Buy	PZ	4,834	03/2006	0	(15)	(15)
Buy	RR	40,600	03/2006	0	(5)	(5)
Buy	SV	43,453	03/2006	0	(24)	(24)

				$12,257	$(4,978)	$7,279

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  105

Schedule of Investments

RealEstateRealReturn Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.3%

Banking & Finance 1.8%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$300	$300
Ford Motor Credit Co.
5.800% due 01/12/2009		7,400	6,910
General Motors Acceptance Corp.
8.375% due 07/15/2033		4,900	3,847

			11,057

Industrials 0.5%

DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)		3,200	3,209

Total Corporate Bonds & Notes (Cost $14,266)			14,266

MUNICIPAL BONDS & NOTES 0.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	529
6.125% due 06/01/2032		400	424

Total Municipal Bonds & Notes (Cost $787)			953

U.S. GOVERNMENT AGENCIES 5.0%

Fannie Mae
5.000% due 10/13/2035		2,000	1,958
5.500% due 03/01/2034-10/13/2035 (c)		28,200	28,197

Total U.S. Government Agencies (Cost $30,409)			30,155

U.S. TREASURY OBLIGATIONS 100.4%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		20,998	23,133
3.000% due 07/15/2012		93,151	101,396
1.875% due 07/15/2013		27,027	27,399
2.000% due 01/15/2014		26,601	27,163
2.000% due 07/15/2014		117,837	120,411
1.625% due 01/15/2015		62,843	62,116
1.875% due 07/15/2015		2,009	2,028
2.375% due 01/15/2025		85,328	91,314
3.625% due 04/15/2028		65,490	85,708
3.875% due 04/15/2029		48,741	66,737
3.375% due 04/15/2032		1,101	1,456
U.S. Treasury Bond
6.625% due 02/15/2027		1,100	1,397

Total U.S. Treasury Obligations (Cost $607,043)			610,258

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		851	854
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		1,700	1,681

Total Mortgage-Backed Securities (Cost $2,540)			2,535

ASSET-BACKED SECURITIES 0.2%

Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		270	270
Quest Trust
4.010% due 03/25/2035 (a)		239	239
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		300	300
7.904% due 01/09/2006 (a)		300	300
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		20	20

Total Asset-Backed Securities (Cost $1,129)			1,129

SOVEREIGN ISSUES 1.2%

Republic of Brazil
11.000% due 01/11/2012		1,100	1,351
4.313% due 04/15/2012 (a)		494	487
8.000% due 01/15/2018		1,427	1,515
11.000% due 08/17/2040		1,300	1,595
Russian Federation
8.250% due 03/31/2010		500	543
5.000% due 03/31/2030 (a)		1,800	2,073

Total Sovereign Issues (Cost $7,116)			7,564

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.9%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	208	235
Kingdom of Spain
5.750% due 07/30/2032	EC	500	821
Republic of France
3.000% due 07/25/2012 (b)		1,776	2,456
5.750% due 10/25/2032		300	494
Republic of Germany
6.250% due 01/04/2030		500	860
Republic of Italy
2.150% due 09/15/2014 (b)		522	685

Total Foreign Currency-Denominated Issues (Cost $5,740)			5,551

SHORT-TERM INSTRUMENTS 3.2%

Commercial Paper 1.5%

Cox Communications, Inc.
3.871% due 01/17/2006		$800	800
UBS Finance Delaware LLC
3.945% due 01/26/2006		8,200	8,094

			8,894

Repurchase Agreement 0.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $2,420. Repurchase proceeds are $2,371.)		2,370	2,370

U.S. Treasury Bills 1.3%

3.350% due 12/01/2005-12/15/2005 (c)(d)(e)		8,035	7,971

Total Short-Term Instruments (Cost $19,248)			19,235

Total Investments 113.8% (Cost $688,278)			$691,646

Written Options (g) (0.0%) (Premiums $82)			(112)

Other Assets and Liabilities (Net) (13.8%)			(83,658)

Net Assets 100.0%			$607,876

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $6,941 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(e)	Securities with an aggregate market value of $778 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	12/2005	39	$(18)
U. S. Treasury 5-Year Note Futures	Long	12/2005	631	(479)
U.S. Treasury 10-Year Note Futures	Short	12/2005	180	235
U.S. Treasury 30-Year Bond Futures	Short	12/2005	105	331

				$69

(f)	Swap agreements outstanding on September 30, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$(744)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	538
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		1,400	4
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,600	(7)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		4,500	(97)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$13,400	431
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		1,000	(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,300	85
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,300	106
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,300	23
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,200	288
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		10,700	(81)

							$538

106  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$8
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	3
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	2
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	14
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	24
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	29
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	23
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$170

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	$58	$220
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	84	308

					$528

(g)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	115	$23	$4
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	65	36	56
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	115	23	52

				$82	$112

(h)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Note	4.250%	11/15/2013	$8,200	$8,347	$8,167

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	414	10/2005	$0	$(9)	$(9)
Sell		4,229	10/2005	166	0	166
Buy	JY	532,883	10/2005	0	(144)	(144)
Buy	PZ	133	03/2006	0	0	0
Buy	RR	1,128	03/2006	0	0	0
Buy	SV	1,175	03/2006	0	(1)	(1)

				$166	$(154)	$12

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  107

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%

General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)	$3,000	$2,985

Total Corporate Bonds & Notes (Cost $2,961)		2,985

MUNICIPAL BONDS & NOTES 97.4%

Alabama 2.7%

Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,500	3,110
Jefferson County, Alabama General Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	1,100	1,146
5.250% due 01/01/2013	4,350	4,697

		8,953

Alaska 1.3%

North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,231
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	708
0.000% due 06/30/2007	2,500	2,352

		4,291

Arizona 4.1%

Greater Arizona Development Authority Infrastructure Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 08/01/2011	2,195	2,377
5.000% due 08/01/2012	2,305	2,504
Maricopa County, Arizona Hospital Revenue Bonds, Series 2005
5.000% due 04/01/2010	2,000	2,086
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.000% due 07/01/2015 (a)	1,000	1,258
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,234
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,021

		13,480

California 4.7%

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,657
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	7,950	8,078
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	898
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,553

		15,186

Colorado 1.9%

Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,336

Connecticut 2.1%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
2.520% due 07/01/2036 (a)	6,000	6,000
New Britain, Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	566

		6,706

Florida 1.0%

Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	698
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	983
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017 (a)	500	546
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	290	301
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	750	759

		3,287

Georgia 0.4%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,162

Idaho 1.2%

Idaho Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2005
2.610% due 07/01/2035 (a)	4,000	4,000

Illinois 5.4%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,396
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,235
De Kalb County, Illinois Community Unit School District No 424, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,167
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	100	101
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,084
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	95	97
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,184
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,319
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	714
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,519
Lake County, Illinois School District No 38 General Obligation Bonds, (AMBAC Insured), Series 2005
0.000% due 02/01/2022	5,000	2,346
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,244
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,099
0.000% due 10/01/2010	15	12

		17,517

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	382

Massachusetts 6.4%

Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
4.674% due 07/01/2020 (a)	7,005	7,082
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,422
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,069
Massachusetts State General Obligation Bonds, (FSA Government of Commonwealth Insured), Series 2002-C
5.500% due 11/01/2010	2,000	2,196
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,703
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,062
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
5.634% due 01/01/2016 (a)	3,200	3,469
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,909

		20,912

Michigan 8.2%

Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,036
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,549
5.250% due 06/01/2010	5,000	5,402
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,684
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,116
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,517

108  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	$5,030	$5,430

		26,734

Nebraska 0.7%

University of Nebraska University Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,092

Nevada 0.5%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
8.990% due 12/01/2015 (a)	1,303	1,657

New Jersey 1.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	596
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,070
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,696
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,147

		4,509

New Mexico 1.1%

New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,500

New York 16.0%

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998-H
5.250% due 08/01/2010	2,505	2,665
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
9.790% due 11/01/2015 (a)	1,000	1,273
New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,457
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003-E
5.250% due 02/01/2012	2,405	2,637
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2005-A1
5.000% due 11/01/2010	7,500	8,069
5.000% due 11/01/2011	1,400	1,516
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005-A
5.000% due 05/15/2010	1,000	1,074
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,635
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	898
New York State Energy Research & Development Authority Revenue Bonds, Series 2005
2.650% due 05/01/2039 (a)	300	300
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,130
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	542
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,228
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2012	4,000	4,058
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D1
5.000% due 11/01/2010	3,000	3,228
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,599
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,172
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,083
5.400% due 07/15/2012	1,700	1,766

		52,330

North Carolina 0.3%

North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,071

Ohio 3.1%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,056
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,499
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,514
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,161

		10,230

Oklahoma 2.0%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	106
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,445
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured) , Series 1978
6.400% due 06/01/2006	90	92

		6,643

Oregon 0.4%

Oregon State Facilities Authority Revenue Bonds, Series 2005-A
5.000% due 10/01/2011	795	841
5.000% due 10/01/2012	435	459

		1,300

Pennsylvania 0.5%

Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	141
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	537
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,078

		1,756

Puerto Rico 0.9%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	276
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,790

		3,066

South Carolina 1.1%

South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,559

Tennessee 2.3%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
6.990% due 12/01/2010 (a)	6,300	7,289
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	330	353

		7,642

Texas 10.5%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,149
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,642
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,705
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	10,813
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,110
6.800% due 12/15/2011	3,000	3,525
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	403
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	440
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,064
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	710	772
Texas Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,086

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  109

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	$1,050	$1,136
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	727
University of Texas, University Revenue Bonds, Series 2005
7.490% due 08/15/2013 (a)	4,678	5,652

		34,224

Utah 1.9%

Weber County, Utah Hospital Revenue Bonds, Series 2000
2.620% due 02/15/2032 (a)	6,100	6,100

Virginia 3.3%

Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
2.570% due 02/15/2038 (a)	10,000	10,000
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	772

		10,772

Washington 8.3%

Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,403
Energy Northwest, Washington Electric Revenue Bonds, (MBIA Insured), Series 2003-A
5.500% due 07/01/2012	1,500	1,665
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,574
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,457
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,134
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,579
0.000% due 12/01/2019	2,960	1,568
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,042
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,678

		27,100

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	110	122

Wisconsin 3.6%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,314
Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2002
4.250% due 11/01/2010	2,515	2,617
4.500% due 05/01/2010	1,365	1,415
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,045	1,083
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,249
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,063

		11,741

Total Municipal Bonds & Notes (Cost $319,392)		318,360

SHORT-TERM INSTRUMENTS 1.5%

Repurchase Agreement 0.5%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $1,651. Repurchase proceeds are $1,618.)	1,618	1,618

U.S. Treasury Bills 1.0%

3.417% due 12/01/2005-12/15/2005 (b)(c)	3,345	3,319

Total Short-Term Instruments (Cost $4,940)		4,937

Total Investments 99.8% (Cost $327,293)		$326,282

Written Options (e) (0.0%) (Premiums $94)		(44)

Other Assets and Liabilities (Net) 0.2%		537

Net Assets 100.0%		$326,775

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $3,225 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(d)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$130,200	$3,347

(e)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note December Futures	$108.000	11/22/2005	203	$94	$44

110  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Short-Term Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.7%

Banking & Finance 4.8%

Associates Corp. of North America
6.260% due 02/15/2006	$830	$836
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (m)	3,900	3,949
CIT Group, Inc.
4.063% due 11/23/2007 (a)	75	75
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,201
Ford Motor Credit Co.
6.875% due 02/01/2006	19,585	19,667
4.050% due 03/13/2007 (a)	708	663
4.870% due 03/21/2007 (a)	1,000	987
4.830% due 09/28/2007 (a)	2,000	1,950
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	70	70
6.500% due 12/05/2005	4,000	4,007
4.677% due 05/18/2006 (a)	25	25
6.125% due 09/15/2006	3,332	3,343
5.050% due 01/16/2007 (a)	7,422	7,297
4.670% due 03/20/2007 (a)	4,450	4,358
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	42,010	42,045
4.300% due 06/28/2010 (a)	5,260	5,279
GP Canada Finance Co.
7.200% due 12/15/2006	200	205
Household Finance Corp.
6.700% due 11/13/2005	10,500	10,529
HSBC Finance Corp.
3.800% due 05/10/2007 (a)	8,380	8,384
4.000% due 09/15/2008 (a)	7,950	7,957
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	6,900	6,901
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	22,000	22,000
NiSource Finance Corp.
7.625% due 11/15/2005	21,515	21,595
Premium Asset Trust
3.847% due 10/06/2005 (a)	500	500
Riggs Capital Trust
8.625% due 12/31/2026	1,500	1,626
8.625% due 12/31/2026	8,600	9,324
SLM Corp.
3.770% due 01/25/2007 (a)	870	871
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006	445	456
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	3,000	3,012

		194,862

Industrials 5.9%

Airgas, Inc.
9.125% due 10/01/2011	900	972
AmeriGas Partners LP
10.000% due 04/15/2006	8,210	8,415
Ball Corp.
7.750% due 08/01/2006	4,408	4,507
Caesars Entertainment, Inc.
7.875% due 12/15/2005	6,434	6,490
8.500% due 11/15/2006	3,500	3,637
Columbia Energy Group
6.800% due 11/28/2005	7,009	7,035
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	1,795	1,807
DaimlerChrysler NA Holding Corp.
6.400% due 05/15/2006	5,135	5,191
4.430% due 05/24/2006 (a)	5,000	5,015
4.747% due 08/08/2006 (a)	400	403
4.314% due 09/10/2007 (a)	22,000	22,064
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,038
Donohue Forest Products
7.625% due 05/15/2007	5,250	5,460
Electronic Data Systems Corp.
6.334% due 08/17/2006	3,500	3,544
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,216
Fort James Corp.
6.875% due 09/15/2007	13,090	13,548
Georgia-Pacific Corp.
7.500% due 05/15/2006	4,930	5,010
7.375% due 07/15/2008	2,600	2,737
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	9,461	9,544
HCA, Inc.
7.125% due 06/01/2006	7,660	7,797
7.250% due 05/20/2008	650	676
5.250% due 11/06/2008	5,350	5,283
HJ Heinz Co.
6.189% due 12/01/2005 (a)	1,500	1,504
Host Marriott LP
9.250% due 10/01/2007	100	106
ITT Corp.
6.750% due 11/15/2005	9,300	9,358
JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,184
La Quinta Corp.
7.000% due 08/15/2007	2,000	2,038
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,012
MCI, Inc.
6.908% due 05/01/2007	462	467
7.688% due 05/01/2009	7,762	8,072
8.735% due 05/01/2014	396	443
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,200	2,250
6.750% due 08/01/2007	3,530	3,609
News America Holdings
7.430% due 10/01/2026	18,500	20,923
Safeway, Inc.
6.150% due 03/01/2006	11,896	11,944
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,385
6.875% due 02/15/2006	4,925	4,963
Time Warner, Inc.
8.110% due 08/15/2006	4,464	4,592
Tyco International Group S.A.
6.375% due 02/15/2006	11,544	11,622
United Airlines, Inc.
4.090% due 03/02/2049 (a)(b)	7,573	7,583
Yum! Brands, Inc.
8.500% due 04/15/2006	9,810	10,012

		235,456

Utilities 3.0%

British Telecom PLC
7.875% due 12/15/2005	18,430	18,556
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)	3,000	3,005
4.300% due 09/28/2007 (a)	11,000	11,003
Duke Energy Corp.
4.240% due 12/08/2005 (a)	1,200	1,200
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,414
GPU, Inc.
7.700% due 12/01/2005	5,680	5,709
NiSource, Inc.
3.628% due 11/01/2006	2,700	2,671
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,241
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,488
PSEG Energy Holdings LLC
7.750% due 04/16/2007	4,600	4,727
PSEG Power LLC
6.875% due 04/15/2006	9,859	9,978
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	3,800	3,801
Southern California Edison Co.
3.870% due 01/13/2006 (a)	2,500	2,502
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	1,300	1,313
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	7,500	7,504
Virginia Electric & Power Co.
5.750% due 03/31/2006	8,245	8,297
5.375% due 02/01/2007	385	388
Williams Cos., Inc.
6.375% due 10/01/2010	6,100	6,085

		118,882

Total Corporate Bonds & Notes (Cost $549,845)		549,200

U.S. GOVERNMENT AGENCIES 19.7%

Fannie Mae
2.500% due 06/28/2006 (a)	500	494
2.810% due 09/28/2006	4,000	3,938
3.386% due 10/03/2005 (a)	85,900	85,900
3.500% due 04/25/2017	3,694	3,667
3.636% due 07/01/2034 (a)	136	135
3.651% due 09/07/2006 (a)	105,200	105,178
3.697% due 10/21/2005 (a)	87,600	87,599
3.715% due 05/22/2006 (a)	20,900	20,895
3.793% due 06/01/2034 (a)	87	87
3.795% due 09/21/2006 (a)	15,000	14,995
3.799% due 09/22/2006 (a)	38,400	38,391
3.870% due 07/25/2035 (a)	3,918	3,920
3.920% due 02/01/2018 (a)	40	40
3.926% due 05/01/2021-04/01/2029 (a)(e)	495	498
3.980% due 08/25/2034 (a)	5,777	5,773
4.030% due 11/26/2032 (a)	2,981	2,981
4.055% due 11/01/2025 (a)	31	32
4.164% due 05/01/2036 (a)	24,687	24,971
4.280% due 10/25/2030 (a)	15	15
4.375% due 10/01/2023 (a)	39	41
4.388% due 05/01/2036 (a)	447	453
4.430% due 10/25/2017 (a)	627	634
4.775% due 07/01/2029 (a)	502	510
4.833% due 08/01/2029 (a)	4,146	4,292
5.470% due 08/01/2026 (a)	49	50
5.486% due 01/01/2032 (a)	1,916	1,930
5.500% due 09/01/2034-10/13/2035 (e)	20,900	20,897
5.540% due 12/01/2040 (a)	1,526	1,572
6.000% due 02/25/2008	19	19
6.375% due 10/23/2033 (a)	20,000	20,190
6.500% due 10/25/2023 (c)	96	9
6.500% due 05/01/2021-10/25/2042 (e)	2,169	2,189
7.000% due 03/01/2013	85	89
9.010% due 06/25/2032 (a)	1,488	1,570
Federal Home Loan Bank
3.615% due 10/03/2005 (a)	35,000	35,000
3.714% due 06/12/2006 (a)	135,400	135,377
3.730% due 06/13/2006 (a)	33,700	33,692
Federal Housing Administration
7.350% due 04/01/2019	488	489
7.430% due 09/01/2022	97	98
7.435% due 02/01/2019	315	318

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  111

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Freddie Mac
3.000% due 11/15/2017	$265	$264
3.510% due 10/07/2005 (a)	25,850	25,849
3.702% due 11/07/2005 (a)	5,000	4,999
4.000% due 09/22/2009	8,500	8,288
4.065% due 10/25/2044 (a)	19,933	20,002
4.137% due 07/25/2044 (a)	35,033	35,237
4.168% due 06/15/2031 (a)	808	811
4.750% due 08/01/2017 (a)	182	183
6.500% due 08/15/2008-07/25/2043 (e)	5,342	5,434
Government National Mortgage Association
3.500% due 08/20/2029-09/20/2029 (a)(e)	7,451	7,515
3.750% due 07/20/2022-09/20/2027 (a)(e)	1,149	1,165
4.000% due 02/20/2032 (a)	2,433	2,447
4.125% due 10/20/2017-10/20/2027 (a)(e)	1,908	1,943
4.250% due 03/20/2029-03/20/2030 (a)(e)	2,419	2,455
4.272% due 02/16/2030 (a)	114	115
4.375% due 05/20/2021-05/20/2030 (a)(e)	12,015	12,127
4.625% due 02/20/2019 (a)	43	43
6.000% due 01/15/2032-03/15/2032 (e)	3,036	3,111
7.500% due 02/20/2030	336	350
8.000% due 12/15/2030-03/15/2032 (e)	366	392
8.500% due 06/20/2027	323	350
Small Business Administration
7.540% due 08/10/2009	276	296

Total U.S. Government Agencies (Cost $793,065)		792,304

U.S. TREASURY OBLIGATIONS 3.6%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (h)	123	127
3.625% due 01/15/2008	44,164	46,762
3.875% due 01/15/2009	7,529	8,170
3.500% due 01/15/2011	449	495
U.S. Treasury Notes
2.250% due 04/30/2006	10,000	9,905
3.625% due 04/30/2007	1,000	992
3.375% due 12/15/2008	16,500	16,101
4.000% due 03/15/2010	6,300	6,246
3.875% due 09/15/2010	32,340	31,893
4.125% due 05/15/2015	24,100	23,692

Total U.S. Treasury Obligations (Cost $145,202)		144,383

MORTGAGE-BACKED SECURITIES 6.8%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	4,373	4,300
Banc of America Large Loan
3.968% due 11/15/2015 (a)	2,551	2,553
Bank of America Mortgage Securities, Inc.
6.578% due 07/25/2032 (a)	571	576
5.522% due 10/20/2032 (a)	2,784	2,791
6.500% due 09/25/2033	2,057	2,075
Bear Stearns Adjustable Rate Mortgage Trust
5.277% due 10/25/2032 (a)	249	249
4.110% due 02/25/2034 (a)	3,261	3,263
4.750% due 11/25/2035 (a)	42,500	42,280
Commercial Mortgage Pass-Through Certificates
3.948% due 03/15/2020 (a)	4,690	4,692
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	453	452
4.170% due 06/25/2035 (a)	21,645	21,716
Countrywide Home Loans, Inc.
5.989% due 07/19/2031 (a)	22	22
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	244	244
4.220% due 05/25/2032 (a)	530	530
4.380% due 08/25/2033 (a)	9,118	9,168
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	1,538	1,537
4.118% due 11/15/2031 (a)	1,325	1,331
4.068% due 08/15/2032 (a)	19,926	19,937
Greenwich Capital Acceptance, Inc.
5.678% due 06/25/2024 (a)	44	44
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	13,200	13,055
GSRPM Mortgage Loan Trust
4.230% due 11/25/2031 (a)	8,034	8,049
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (a)	5,609	5,603
Indymac Adjustable Rate Mortgage Trust
4.997% due 01/25/2032 (a)	14	14
6.593% due 01/25/2032 (a)	28	28
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,990	1,974
MASTR Seasoned Securities Trust
6.200% due 09/25/2017 (a)	1,065	1,082
Mellon Residential Funding Corp.
4.286% due 10/20/2029 (a)	8,017	8,040
4.208% due 12/15/2030 (a)	6,154	6,163
Nomura Asset Securities Corp.
7.120% due 04/13/2039	25,697	26,022
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	507	515
SACO I, Inc.
4.020% due 07/25/2019 (a)	670	671
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	232,611	1,783
Sequoia Mortgage Trust
4.176% due 10/20/2027 (a)	7,858	7,874
4.136% due 06/20/2032 (a)	371	372
4.146% due 07/20/2033 (a)	11,205	11,223
Structured Adjustable Rate Mortgage Loan Trust
3.950% due 01/25/2035 (a)	1,135	1,136
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	440	441
4.139% due 03/19/2034 (a)	5,485	5,491
Structured Asset Securities Corp.
6.097% due 02/25/2032 (a)	738	741
4.330% due 07/25/2032 (a)	390	390
6.150% due 07/25/2032 (a)	1,990	1,989
4.120% due 01/25/2033 (a)	1,478	1,483
4.000% due 12/25/2034 (a)	535	536
3.950% due 03/25/2035 (a)	3,389	3,392
Vendee Mortgage Trust
6.500% due 05/15/2025	14	14
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	12,669	12,667
4.150% due 12/25/2027 (a)	6,482	6,491
5.131% due 10/25/2032 (a)	2,310	2,312
5.375% due 02/25/2033 (a)	1,184	1,182
4.265% due 06/25/2042 (a)	7,882	7,959
4.137% due 08/25/2042 (a)	7,261	7,263
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)	12,068	11,853

Total Mortgage-Backed Securities (Cost $276,072)		275,568

ASSET-BACKED SECURITIES 6.6%

AAA Trust
3.930% due 11/26/2035 (a)	40,719	40,725
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	5,027	5,030
ACE Securities Corp.
3.960% due 03/25/2035 (a)	9,747	9,755
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)	139	139
4.240% due 03/25/2033 (a)	239	239
4.310% due 02/25/2034 (a)	664	664
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (a)	1,309	1,312
4.120% due 07/25/2032 (a)	13	13
4.180% due 08/25/2032 (a)	138	139
Argent Securities, Inc.
4.280% due 09/25/2033 (a)	834	838
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)	1,419	1,423
4.080% due 06/25/2035 (a)	2,836	2,840
4.280% due 03/25/2043 (a)	3,682	3,690
4.030% due 06/15/2043 (a)	97	97
Brazos Student Finance Corp.
4.238% due 06/01/2023 (a)	4,840	4,884
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)	2,603	2,605
3.910% due 06/25/2035 (a)	4,852	4,854
CDC Mortgage Capital Trust
4.180% due 10/25/2033 (a)	62	62
Centex Home Equity Co. LLC
4.090% due 04/25/2032 (a)	435	436
4.130% due 09/25/2033 (a)	321	322
3.920% due 06/25/2035 (a)	7,229	7,234
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)	616	617
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	124	124
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)	3,216	3,218
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	188	188
3.980% due 10/25/2023 (a)	123	123
3.980% due 01/25/2024 (a)	3,174	3,176
4.070% due 12/25/2031 (a)	125	126
4.200% due 05/25/2032 (a)	171	171
3.910% due 06/25/2035 (a)	15,856	15,866
3.950% due 06/25/2035 (a)	984	984
3.970% due 06/25/2035 (a)	130	130
3.980% due 06/25/2035 (a)	6,135	6,138
3.920% due 08/25/2035 (a)	2,687	2,689
3.910% due 10/25/2035 (a)	6,084	6,088
Delta Funding Home Equity Loan Trust
4.178% due 09/15/2029 (a)	86	86
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	121	121
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)	7,085	7,101
FBR Securitization Trust
3.950% due 09/25/2035 (a)	11,700	11,711
4.010% due 09/25/2035 (a)	6,800	6,806
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)	2,312	2,314
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	7,454	7,459
2.820% due 03/25/2034 (a)	3,769	3,775
First NLC Trust
3.940% due 09/25/2035 (a)	3,878	3,880
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	300	300
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	303	303
3.930% due 06/25/2035 (a)	1,045	1,046
GMAC Mortgage Corp. Loan Trust
4.079% due 06/18/2027 (a)	185	185
GSAMP Trust
4.150% due 07/25/2032 (a)	14	14
4.120% due 03/25/2034 (a)	219	219

112  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		$1,290	$1,291
Home Equity Asset Trust
4.290% due 05/25/2033 (a)		456	457
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)		8,215	8,221
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		502	503
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)		1,059	1,059
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		1,062	1,063
4.100% due 07/25/2032 (a)		1,108	1,110
Long Beach Mortgage Loan Trust
4.180% due 03/25/2032 (a)		117	119
4.150% due 06/25/2033 (a)		447	447
4.030% due 11/25/2034 (a)		6,214	6,223
3.940% due 06/25/2035 (a)		821	821
3.950% due 09/25/2035 (a)		5,891	5,895
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		1,524	1,531
3.920% due 12/25/2035 (a)		727	728
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.170% due 08/25/2033 (a)		3,193	3,198
3.980% due 11/25/2034 (a)		2,849	2,851
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		15	15
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)		10,998	11,000
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (a)		796	796
Option One Mortgage Loan Trust
4.100% due 06/25/2032 (a)		99	99
4.100% due 08/25/2032 (a)		840	841
Quest Trust
4.390% due 06/25/2034 (a)		4,709	4,720
Renaissance Home Equity Loan Trust
4.270% due 08/25/2033 (a)		2,377	2,386
4.330% due 12/25/2033 (a)		360	362
3.990% due 11/25/2035 (a)		6,900	6,908
Residential Asset Mortgage Products, Inc.
3.970% due 09/25/2025 (a)		379	379
3.970% due 05/25/2026 (a)		1,542	1,543
4.110% due 06/25/2032 (a)		39	39
4.170% due 11/25/2033 (a)		7,240	7,244
4.160% due 12/25/2033 (a)		4,720	4,734
Residential Asset Securities Corp.
3.940% due 09/25/2022 (a)		2,719	2,720
4.130% due 01/25/2034 (a)		1,388	1,392
Salomon Brothers Mortgage Securities VII, Inc.
4.130% due 03/25/2032 (a)		410	411
Saxon Asset Securities Trust
4.230% due 12/25/2032 (a)		90	90
4.130% due 06/25/2033 (a)		113	113
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)		3,900	3,904
6.450% due 11/17/2009		682	683
SLM Student Loan Trust
3.630% due 07/27/2009 (a)		290	290
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (a)		624	624
Structured Asset Investment Loan Trust
4.030% due 02/25/2034 (a)		5,416	5,421
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		284	285
WFS Financial Owner Trust
1.510% due 07/20/2007		563	563

Total Asset-Backed Securities (Cost $265,080)			265,338

SOVEREIGN ISSUES 2.0%

Republic of Brazil
4.250% due 04/15/2006 (a)		17,350	17,382
10.000% due 01/16/2007		2,520	2,693
11.250% due 07/26/2007		2,600	2,885
11.500% due 03/12/2008		3,100	3,540
4.313% due 04/15/2009 (a)		20,181	20,080
5.154% due 04/15/2009 (a)		6,209	6,194
9.760% due 06/29/2009 (a)		7,500	8,803
4.313% due 04/15/2012 (a)		12,331	12,162
8.000% due 01/15/2018		464	493
Russian Federation
10.000% due 06/26/2007		4,190	4,570

Total Sovereign Issues (Cost $76,306)			78,802

SHORT-TERM INSTRUMENTS (l) 50.1%

Certificates of Deposit 2.0%

Citibank New York N.A.
3.720% due 11/10/2005		80,000	80,000

Commercial Paper 36.1%

Anz National International Ltd.
3.640% due 11/08/2005		94,000	93,658
ASB Bank Ltd.
3.830% due 01/17/2006		50,000	49,402
Bank of Ireland
3.765% due 12/14/2005		100,000	99,190
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006		11,800	11,589
Carolina Power & Light Co.
3.670% due 10/11/2005		2,000	1,998
3.720% due 10/11/2005		1,500	1,499
CBA (de) Finance
3.640% due 11/07/2005		3,000	2,989
Cox Communications, Inc.
3.688% due 01/17/2006		11,547	11,547
Dexia Delaware LLC
3.690% due 11/15/2005		100,000	99,559
Fannie Mae
3.260% due 11/02/2005		50,000	49,864
3.835% due 02/10/2006		100,000	98,529
3.850% due 02/22/2006		90,000	88,551
Florida Power Corp.
3.710% due 11/01/2005		5,900	5,882
Freddie Mac
3.160% due 10/18/2005		65,000	64,913
3.240% due 11/01/2005		200,000	199,478
HBOS Treasury Services PLC
3.635% due 11/07/2005		100,000	99,647
Nordea North America, Inc.
3.730% due 11/23/2005		100,000	99,472
Public Service Electric & Gas Co.
3.690% due 11/30/2005		2,500	2,485
Rabobank USA Financial Corp.
3.880% due 10/03/2005		112,800	112,800
San Paolo U.S. Holding Company, Inc.
3.860% due 12/23/2005		75,000	74,315
Societe Generale N.A.
3.790% due 12/23/2005		100,000	99,087
Svenska Handelsbanken, Inc.
3.635% due 11/08/2005		31,400	31,286
UBS Finance Delaware LLC
3.860% due 10/03/2005		42,900	42,900
3.765% due 12/13/2005		10,400	10,317

			1,450,957

Repurchase Agreements 10.4%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $12,277. Repurchase proceeds are $12,003.)		12,000	12,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $5,742. Repurchase proceeds are $5,627.)		5,625	5,625
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2018-11/15/2024 valued at $407,216. Repurchase proceeds are $400,108.)		400,000	400,000

			417,625

German Treasury Bills 1.5%

1.996% due 10/19/2005	EC	51,700	62,081

U.S. Treasury Bills 0.1%

3.396% due 12/01/2005-12/15/2005(e)(g)(h)		$4,755	4,717

Total Short-Term Instruments (Cost $2,016,017)			2,015,380

Total Investments (f) 102.5% (Cost $4,121,587)			$4,120,975

Written Options (j) (0.1%) (Premiums $169)			(2,375)

Other Assets and Liabilities (Net) (2.4%)			(99,487)

Net Assets 100.0%			$4,019,113

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $98,859 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  113

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2005 (Unaudited)

(h)	Securities with an aggregate market value of $4,248 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	968	$(156)
Eurodollar June Futures	Long	06/2006	117	(170)
Eurodollar September Futures	Long	09/2006	1,804	(1,251)
Eurodollar December Futures	Long	12/2006	17	(30)
U. S. Treasury 5-Year Note Futures	Long	12/2005	620	(662)

				$(2,269)

(i)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	$5,800	$36
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(786)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	2,100	37
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	61,500	(464)

						$(1,177)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(6)
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	21
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	102
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	16
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	11
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	5
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	64
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(17)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	21
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	20
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	9
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	32
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(12)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	5
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	26
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	83
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	15
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	15
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	29
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	52
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	9
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(1)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$719

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

114  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.750	12/19/2005	378	$169	$163

Name of Issuer	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	$100.000	10/01/2006	$18,500	$0	$2,212

(k)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	5.500%	05/15/2009	6,625	$6,983	$7,073
U.S. Treasury Note	4.250	08/15/2013	106,770	108,376	106,436

				$115,359	$113,509

*	Market value includes $151 of interest payable on short sale.

(l)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	179,239	10/2005	$7,055	$0	$7,055
Buy		81,638	11/2005	196	0	196
Buy	JY	5,467,942	10/2005	0	(1,480)	(1,480)

				$7,251	$(1,480)	$5,771

(m)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,978	$3,949	0.10%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  115

Schedule of Investments

StocksPLUS® Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.1%

Banking & Finance 6.3%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$900	$900
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	2,900	2,901
Citigroup Global Markets Holdings, Inc.
3.816% due 03/07/2008 (a)	7,100	7,101
Eli Lilly Services, Inc.
3.907% due 09/12/2008 (a)	9,800	9,804
Ford Motor Credit Co.
6.875% due 02/01/2006	2,500	2,510
6.500% due 01/25/2007	1,600	1,602
4.870% due 03/21/2007 (a)	7,800	7,699
7.200% due 06/15/2007	900	906
4.830% due 09/28/2007 (a)	2,600	2,535
4.950% due 01/15/2008	600	571
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	12,600	12,600
6.125% due 02/01/2007	1,900	1,889
Goldman Sachs Group, Inc.
4.120% due 03/30/2007 (a)	2,200	2,203
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	1,400	1,401
NiSource Finance Corp.
7.625% due 11/15/2005	3,400	3,413
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	1,100	1,130
Prudential Financial, Inc.
4.000% due 06/13/2008 (a)	4,400	4,404
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	5,800	5,802
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	2,800	2,800
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	300	301

		72,472

Industrials 3.8%

Cox Communications, Inc.
3.950% due 12/14/2007 (a)	1,300	1,310
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	6,940	6,961
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,132
Electronic Data Systems Corp.
6.334% due 08/17/2006	1,800	1,823
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	633
Fort James Corp.
6.875% due 09/15/2007	2,800	2,898
Georgia-Pacific Corp.
7.500% due 05/15/2006	7,700	7,825
7.375% due 07/15/2008	500	526
HCA, Inc.
7.250% due 05/20/2008	590	614
HJ Heinz Co.
6.189% due 12/01/2005 (a)	7,800	7,821
Host Marriott LP
9.500% due 01/15/2007	150	158
Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,702
La Quinta Corp.
7.000% due 08/15/2007	175	178
MCI, Inc.
7.688% due 05/01/2009	700	728
Tyco International Group S.A.
6.375% due 02/15/2006	2,600	2,618

		43,927

Utilities 4.0%

AT&T Wireless Services, Inc.
7.350% due 03/01/2006	600	607
British Telecom PLC
7.875% due 12/15/2005	5,900	5,940
CMS Energy Corp.
9.875% due 10/15/2007	2,500	2,731
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	3,000	3,001
Hydro-Quebec
4.133% due 09/29/2049 (a)	1,200	1,148
NiSource, Inc.
3.628% due 11/01/2006	1,200	1,187
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,410
Progress Energy, Inc.
6.750% due 03/01/2006	1,000	1,009
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	1,800	1,800
Qwest Corp.
7.120% due 06/15/2013 (a)	3,400	3,553
Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,238
Sprint Capital Corp.
7.125% due 01/30/2006	7,600	7,663
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	5,400	5,455
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	9,050	9,055

		46,797

Total Corporate Bonds & Notes (Cost $163,542)		163,196

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	2,300	2,337

Total Municipal Bonds & Notes (Cost $2,290)		2,337

U.S. GOVERNMENT AGENCIES 11.9%

Fannie Mae
3.651% due 11/28/2035 (a)	878	878
3.799% due 09/22/2006 (a)	6,300	6,298
3.880% due 09/25/2035 (a)	6,243	6,247
3.926% due 04/01/2018 (a)	66	66
3.950% due 03/25/2034 (a)	5,536	5,544
4.100% due 07/01/2018 (a)	293	294
4.230% due 11/25/2032 (a)	3,608	3,626
4.324% due 11/01/2027 (a)	74	75
4.408% due 11/01/2028 (a)	102	102
4.419% due 07/01/2028 (a)	68	69
4.453% due 11/01/2028 (a)	92	92
4.464% due 04/01/2028 (a)	63	63
4.576% due 05/01/2022 (a)	9	10
4.884% due 02/01/2027 (a)	9	9
4.997% due 12/01/2023 (a)	5	5
5.000% due 01/10/2019-04/25/2033 (e)	43,945	43,841
5.103% due 12/01/2036 (a)	2,853	2,853
5.125% due 04/01/2033 (a)	1,564	1,582
5.283% due 09/01/2034 (a)	2,993	2,997
5.500% due 09/01/2033-06/01/2035 (e)	30,838	30,846
5.658% due 08/01/2029 (a)	52	52
5.996% due 04/25/2020 (a)	7	7
6.000% due 01/01/2017-10/01/2033 (e)	2,312	2,379
6.500% due 09/25/2008-03/25/2023 (c)(e)	67	2
7.000% due 02/01/2015-03/01/2015 (e)	2,328	2,435
7.500% due 09/01/2015-05/01/2016 (e)	1,738	1,839
8.000% due 03/01/2030-07/01/2031 (e)	407	434
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,100	1,018
8.300% due 02/27/2012 (a)	2,400	2,240
Freddie Mac
4.125% due 07/01/2019 (a)	802	813
4.844% due 12/01/2022 (a)	102	104
5.255% due 06/01/2022 (a)	64	65
5.500% due 11/15/2015-08/15/2030 (e)	629	629
5.700% due 02/15/2031	829	830
6.000% due 03/01/2016-10/01/2033(e)	8,353	8,504
6.500% due 10/25/2043	4,033	4,131
8.500% due 04/01/2025-06/01/2025(e)	29	31
Government National Mortgage Association
3.750% due 07/20/2018-07/20/2027 (a)(e)	3,841	3,891
4.125% due 12/20/2022-12/20/2027 (a)(e)	751	765
4.196% due 09/20/2030 (a)	8	8
4.375% due 02/20/2026-02/20/2028 (a)(e)	1,866	1,885
8.000% due 04/20/2030	370	395

Total U.S. Government Agencies (Cost $138,659)		137,954

U.S. TREASURY OBLIGATIONS 1.3%

Treasury Inflation Protected Security (d)
3.625% due 01/15/2008 (h)	14,875	15,750

Total U.S. Treasury Obligations (Cost $15,949)		15,750

MORTGAGE-BACKED SECURITIES 6.5%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	2,749	2,712
Bank Mart
3.689% due 03/01/2019 (a)(k)	1,146	1,102
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,699	1,739
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	446	446
5.349% due 02/25/2033 (a)	521	522
5.071% due 04/25/2033 (a)	1,071	1,052
4.217% due 01/25/2034 (a)	1,777	1,764
4.712% due 01/25/2034 (a)	3,833	3,800
4.750% due 11/25/2035 (a)	11,600	11,540
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	2,846	2,857
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	2,586	2,590
5.240% due 06/25/2032 (a)	194	195
6.247% due 06/25/2032 (a)	208	208
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	56	55
Fund America Investors Corp.
4.610% due 06/25/2023 (a)	26	26
GSR Mortgage Loan Trust
4.180% due 01/25/2034 (a)	772	773
Impac CMB Trust
4.230% due 07/25/2033 (a)	3,246	3,249
4.210% due 10/25/2033 (a)	459	458
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	1,608	1,602
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,566	2,546

116  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Mellon Residential Funding Corp.
4.008% due 06/15/2030 (a)		$7,286	$7,276
Merrill Lynch Mortgage Investors, Inc.
4.785% due 01/25/2029 (a)		4,649	4,724
4.910% due 12/25/2032 (a)		963	944
Prime Mortgage Trust
4.230% due 02/25/2019 (a)		325	325
4.230% due 02/25/2034 (a)		1,307	1,310
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)		10	10
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,150	1,170
Salomon Brothers Mortgage Securities VII, Inc.
5.163% due 12/25/2030 (a)		1,451	1,456
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)		1,526	1,569
Structured Asset Securities Corp.
4.310% due 03/25/2031 (a)		46	46
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		225	225
4.007% due 02/27/2034 (a)		2,997	2,966
4.170% due 11/25/2035 (a)		1,400	1,400
4.265% due 06/25/2042 (a)		5,205	5,256
Washington Mutual, Inc.
3.977% due 11/25/2034 (a)		6,991	6,996

Total Mortgage-Backed Securities (Cost $75,388)			74,909

ASSET-BACKED SECURITIES 5.4%

AAA Trust
3.930% due 11/26/2035 (a)		5,284	5,285
AFC Home Equity Loan Trust
3.980% due 06/25/2028 (a)		910	911
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)		1,800	1,801
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		3,000	3,003
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 05/25/2035 (a)		4,801	4,804
Bear Stearns Asset-Backed Securities, Inc.
3.930% due 03/25/2035 (a)		1,083	1,084
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		1,078	1,079
Chase Funding Mortgage Loan Asset-Backed Certificates
4.200% due 10/25/2032 (a)		693	698
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (a)		3,166	3,169
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		656	662
4.160% due 05/25/2043 (a)		370	370
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)		1,012	1,013
3.960% due 10/25/2034 (a)		876	876
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		2,467	2,470
Household Mortgage Loan Trust
4.146% due 02/21/2033 (a)		1,235	1,239
Impac CMB Trust
4.080% due 04/25/2034 (a)		2,548	2,545
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)		7,239	7,249
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)		1,421	1,422
Novastar Home Equity Loan
4.105% due 04/25/2028 (a)		283	283
Residential Asset Mortgage Products, Inc.
4.080% due 02/25/2034 (a)		6,882	6,895
3.930% due 05/25/2035 (a)		5,407	5,410
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)		1,751	1,756
3.940% due 10/25/2035 (a)		3,600	3,605
SACO I, Inc.
3.910% due 07/25/2035 (a)		3,700	3,705
Securitized Asset-Backed Receivables LLC Trust
3.920% due 03/25/2035 (a)		1,968	1,969

Total Asset-Backed Securities (Cost $63,238)			63,303

SOVEREIGN ISSUES 1.2%

Republic of Brazil
4.250% due 04/15/2006 (a)		1,864	1,868
4.313% due 04/15/2009 (a)		2,824	2,809
4.313% due 04/15/2012 (a)		412	406
8.000% due 01/15/2018		3,600	3,821
United Mexican States
4.830% due 01/13/2009 (a)		4,700	4,786

Total Sovereign Issues (Cost $13,358)			13,690

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.8%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	9,031

Total Foreign Currency-Denominated Issues (Cost $6,668)			9,031

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		647	4
Strike @ 94.375 Exp. 03/16/2006		2,087	0
S&P 500 Index December Futures (CME)
Strike @ 725.000 Exp. 12/16/2005		204	0
Strike @ 825.000 Exp. 12/16/2005		444	13
Strike @ 750.000 Exp. 12/16/2005		700	0

Total Purchased Put Options (Cost $65)			17

	Shares
PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,775

Total Preferred Security (Cost $9,564)			9,775

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		23,800	1,310

Total Preferred Stock (Cost $1,210)			1,310

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 55.7%

Certificates of Deposit 2.8%

Citibank New York N.A.
3.720% due 11/10/2005		$13,000	13,000
3.790% due 12/12/2005		19,000	19,000

			32,000

Commercial Paper 33.9%

Anz National International Ltd.
3.750% due 12/13/2005		10,200	10,118
Barclays U.S. Funding Corp.
3.830% due 12/27/2005		30,500	30,208
BNP Paribas Finance
3.870% due 10/03/2005		5,700	5,700
Carolina Power & Light Co.
3.670% due 10/11/2005		600	600
CDC Commercial Paper, Inc.
3.610% due 11/04/2005		21,500	21,431
3.620% due 11/07/2005		16,200	16,143
Cox Communications, Inc.
3.688% due 01/17/2006		1,200	1,200
Danske Corp.
3.745% due 12/13/2005		30,000	29,760
Florida Power Corp.
3.710% due 11/01/2005		7,400	7,378
Fortis Funding LLC
3.900% due 10/03/2005		8,200	8,200
Freddie Mac
3.254% due 11/01/2005		22,900	22,839
3.310% due 11/03/2005		8,500	8,476
3.579% due 12/12/2005		31,800	31,549
HBOS Treasury Services PLC
3.515% due 10/17/2005		30,000	29,959
Public Service Electric & Gas Co.
3.690% due 11/30/2005		6,100	6,064
Rabobank USA Financial Corp.
3.880% due 10/03/2005		3,400	3,400
3.905% due 12/30/2005		31,200	30,890
Skandinaviska Enskilda Banken AB
3.565% due 10/27/2005		14,200	14,166
3.610% due 11/02/2005		400	399
3.710% due 11/17/2005		5,700	5,674
3.720% due 12/08/2005		14,000	13,896
Societe Generale N.A.
3.770% due 11/01/2005		31,300	31,205
Svenska Handelsbanken, Inc.
3.740% due 12/13/2005		30,000	29,760
UBS Finance Delaware LLC
3.285% due 10/03/2005		600	600
3.860% due 10/03/2005		300	300
3.625% due 10/17/2005		22,400	22,368
3.960% due 01/27/2006		11,300	11,152

			393,435

Repurchase Agreements 14.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2006 valued at $64,878. Repurchase proceeds are $63,517.)		63,500	63,500
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $5,439. Repurchase proceeds are $5,334.)		5,332	5,332
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by Treasury Inflation Protected Securities 2.000% due 01/15/2005 valued at $108,217. Repurchase proceeds are $100,027.)		100,000	100,000

			168,832

U.S. Treasury Bills 4.4%

3.409% due 12/01/2005-12/15/2005(e)(g)(h)		51,815	51,419

Total Short-Term Instruments (Cost $645,846)			645,686

Total Investments (f) 98.0% (Cost $1,135,777)			$1,136,958

Written Options (j) (0.0%) (Premiums $219)			(256)

Other Assets and Liabilities (Net) 2.0%			23,197

Net Assets 100.0%			$1,159,899

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  117

Schedule of Investments (Cont.)

StocksPLUS® Fund

September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $16,149 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $1,985 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(h)	Securities with an aggregate market value of $64,938 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	207	$(296)
Eurodollar June Futures	Long	06/2006	1,128	(744)
Eurodollar September Futures	Long	09/2006	170	(137)
Emini S&P 500 Index December Futures	Long	12/2005	8,953	404
Euribor Purchased Put Options Strike @ 92.500	Long	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	Long	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	Long	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	Long	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	Long	12/2005	945	(16)
Euribor Purchased Written Options Strike @ 97.375	Short	12/2005	621	188
S&P 500 Index December Futures	Long	12/2005	1,558	(384)
S&P 500 Index March Futures	Long	03/2006	30	142

				$(890)

(i)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	(10)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	0
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	(109)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(119)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(631)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(223)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$200	1
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		200	1

							$(1,090)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	$2,800	$22
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(6)
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	21
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	15
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	89
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	31
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	70
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	75
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	36

118  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	$2,400	$41
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	42
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	119
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	13

						$570

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	$12	$112
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45	(684)

					$(572)

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	151	$24	$7
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	17	2	1
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	213	33	7
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	35	8	5
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	71	19	43
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	176	44	80
Call - CBOT U.S. Treasury Note January Futures	113.000	12/22/2005	36	7	6
Put - CBOT U.S. Treasury Note January Futures	107.000	12/22/2005	36	7	8
Put - CME Eurodollar December Futures	95.250	12/18/2006	105	53	75

				$197	$232

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	4,700	$22	$24

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	07/07/1995	$1,149	$1,102	0.10%

(l)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	103,839	10/2005	$4,087	$0	$4,087
Buy		90,442	11/2005	217	0	217
Buy	JY	2,809,070	10/2005	0	(760)	(760)
Sell	N$	11,459	10/2005	0	(54)	(54)

				$4,304	$(814)	$3,490

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  119

Schedule of Investments

StocksPLUS® Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.1%

Banking & Finance 2.7%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$300	$300
American International Group, Inc.
5.050% due 10/01/2015	100	99
BNP Paribas S.A.
5.186% due 06/29/2049 (a)	1,200	1,180
China Development Bank
5.000% due 10/15/2015	100	99
Export-Import Bank of China
4.875% due 07/21/2015	100	98
Ford Motor Credit Co.
6.875% due 02/01/2006	100	100
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	4,200	4,200
HBOS PLC
5.920% due 09/29/2049 (a)	100	98
Petroleum Export Ltd.
5.265% due 06/15/2011	100	100
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	200	198
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	1,100	1,097

		7,569

Industrials 0.0%

Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11

Utilities 0.4%

Qwest Corp.
7.625% due 06/15/2015	600	616
Ras Laffan LNG III
5.838% due 09/30/2027	300	302

		918

Total Corporate Bonds & Notes (Cost $8,503)		8,498

MUNICIPAL BONDS & NOTES 2.6%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.990% due 01/01/2035 (a)	1,700	1,823
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	20	20
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	112
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,040
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,095	3,234
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	30	30
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	626
New York, New York General Obligation Bonds, Series 2005
7.020% due 03/01/2030 (a)	200	214
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	200	206

Total Municipal Bonds & Notes (Cost $6,879)		7,305

U.S. GOVERNMENT AGENCIES 54.6%

Fannie Mae
3.651% due 11/28/2035 (a)	251	251
3.799% due 09/22/2006 (a)	2,100	2,099
3.950% due 03/25/2034 (a)	913	914
4.164% due 05/01/2036 (a)	23	23
4.180% due 03/25/2044 (a)	1,601	1,602
4.230% due 11/25/2032 (a)	134	134
5.000% due 11/01/2017-10/13/2035 (c)	47,856	47,251
5.103% due 12/01/2036 (a)	99	99
5.125% due 04/01/2033 (a)	57	57
5.283% due 09/01/2034 (a)	120	120
5.500% due 05/01/2032-10/13/2035 (c)	94,466	94,500
6.000% due 07/25/2024	56	56
7.000% due 09/01/2013	23	25
8.000% due 12/01/2030	6	7
Freddie Mac
4.018% due 07/15/2016 (a)	1,318	1,319
4.230% due 02/01/2024 (a)	24	25
4.500% due 10/01/2007	69	69
5.000% due 08/15/2013	162	162
5.500% due 08/15/2030	69	69
5.700% due 02/15/2031	12	12
6.000% due 02/15/2030	41	41
8.000% due 01/01/2017	50	54
Government National Mortgage Association
4.375% due 03/20/2027 (a)	7	7
8.000% due 02/15/2030	3	3
Small Business Administration
4.750% due 07/01/2025	1,321	1,313
5.520% due 06/01/2024	1,520	1,572

Total U.S. Government Agencies (Cost $152,920)		151,784

U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Bonds
7.875% due 02/15/2021	2,000	2,721
8.125% due 05/15/2021	800	1,113
6.000% due 02/15/2026	1,300	1,534
6.625% due 02/15/2027	300	381
5.500% due 08/15/2028	500	562
U.S. Treasury Notes
3.500% due 02/15/2010	500	486
4.250% due 08/15/2015	1,800	1,789

Total U.S. Treasury Obligations (Cost $8,764)		8,586

MORTGAGE-BACKED SECURITIES 4.0%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	663	655
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	283	290
6.500% due 09/25/2033	82	83
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033 (a)	1	1
5.071% due 04/25/2033 (a)	10	10
4.217% due 01/25/2034 (a)	113	112
4.712% due 01/25/2034 (a)	267	265
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	1,975	1,985
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	259	260
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	567	566
CS First Boston Mortgage Securities Corp.
5.730% due 05/25/2032 (a)	4	4
5.659% due 10/25/2032 (a)	1,306	1,315
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
3.420% due 06/25/2034 (a)	1,718	1,687
Impac CMB Trust
4.230% due 07/25/2033 (a)	149	149
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	1,403	1,398
MASTR Asset Securitization Trust
5.500% due 09/25/2033	45	45
Merrill Lynch Mortgage Investors, Inc.
4.785% due 01/25/2029 (a)	481	489
4.910% due 12/25/2032 (a)	25	24
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	2	2
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	36	36
4.230% due 02/25/2034 (a)	182	182
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018 (a)	953	919
Structured Asset Securities Corp.
4.330% due 11/25/2033 (a)	25	25
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	1	1
5.375% due 02/25/2033 (a)	3	3
4.007% due 02/27/2034 (a)	99	98
4.170% due 11/25/2035 (a)	300	300
4.137% due 08/25/2042 (a)	273	273

Total Mortgage-Backed Securities (Cost $11,286)		11,179

ASSET-BACKED SECURITIES 4.1%

AAA Trust
3.930% due 11/26/2035 (a)	1,306	1,306
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	72	72
Accredited Mortgage Loan Trust
3.791% due 01/25/2035 (a)	829	829
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	18	18
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 09/25/2034 (a)	263	263
3.990% due 05/25/2035 (a)	1,286	1,287
Capital Auto Receivables Asset Trust
3.778% due 06/15/2006 (a)	43	43
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	270	270
Countrywide Asset-Backed Certificates
4.070% due 12/25/2031 (a)	261	261
Credit-Based Asset Servicing & Securitization LLC
4.080% due 09/25/2033 (a)	238	238
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)	32	33
GSAMP Trust
4.020% due 10/25/2033 (a)	742	743
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)	526	527
Impac CMB Trust
4.080% due 04/25/2034 (a)	409	409
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	457	457
4.170% due 09/25/2033 (a)	501	503
4.080% due 02/25/2034 (a)	1,084	1,086
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	431	431
3.630% due 04/26/2010 (a)	795	795

120  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Specialty Underwriting & Residential Finance
4.160% due 11/25/2034 (a)		$1,193	$1,196
Structured Asset Securities Corp.
4.280% due 02/25/2033 (a)		78	78
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)		625	625

Total Asset-Backed Securities (Cost $11,459)			11,470

SOVEREIGN ISSUES 5.0%

Republic of Brazil
4.250% due 04/15/2006 (a)		176	176
4.313% due 04/15/2009 (a)		800	796
9.760% due 06/29/2009 (a)		100	118
4.313% due 04/15/2012 (a)		2,635	2,600
7.875% due 03/07/2015		3,000	3,120
8.000% due 01/15/2018		2,200	2,335
Russian Federation
8.250% due 03/31/2010		2,400	2,605
5.000% due 03/31/2030 (a)		1,800	2,073
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $13,336)			13,844

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.4%

Commonwealth of Canada
5.750% due 06/01/2033	C$	500	537
3.000% due 12/01/2036 (b)		208	236
Ford Motor Credit Co.
6.750% due 01/14/2008	EC	200	247

Total Foreign Currency-Denominated Issues (Cost $915)			1,020

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 94.375 Exp. 03/13/2006		208	0
Strike @ 93.750 Exp. 03/13/2006		580	4
Strike @ 92.750 Exp. 03/13/2006		214	3
S&P 500 Index December Futures (CME)
Strike @ 725.000 Exp. 12/16/2005		248	0
Strike @ 825.000 Exp. 12/16/2005		131	4
Strike @ 750.000 Exp. 12/16/2005		300	0
U.S. Treasury Bond 30-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 103.000 Exp. 11/22/2005		102	1
U.S. Treasury Note 5-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 102.500 Exp. 11/22/2005		277	4
Total Purchased Put Options (Cost $36)			16

	Shares

PREFERRED SECURITY 0.3%

DG Funding Trust
3.360% due 12/29/2049 (a)		90	963

Total Preferred Security (Cost $948)			963

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		8,500	468

Total Preferred Stock (Cost $432)			468

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 35.0%

Commercial Paper 15.8%

Carolina Power & Light Co.
3.670% due 10/11/2005		$200	200
Cox Communications, Inc.
3.871% due 01/17/2006		450	450
ForeningsSparbanken AB
3.740% due 10/24/2005		1,600	1,597
3.910% due 12/22/2005		3,900	3,865
Fortis Funding LLC
3.900% due 10/03/2005		7,600	7,600
Rabobank USA Financial Corp.
3.880% due 10/03/2005		7,600	7,600
Societe Generale N.A.
3.780% due 12/23/2005		1,300	1,288
3.790% due 12/28/2005		3,400	3,367
TotalFinaElf Capital S.A.
3.780% due 10/07/2005		7,600	7,597
UBS Finance Delaware LLC
3.860% due 10/03/2005		100	100
3.800% due 01/12/2006		1,800	1,780
3.945% due 01/26/2006		5,900	5,823
3.975% due 01/30/2006		600	592
Westpac Trust Securities NZ Ltd. London
3.780% due 12/22/2005		2,000	1,982

			43,841

Repurchase Agreements 12.0%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.500%-4.000% due 09/30/2007-02/15/2010 valued at $30,824. Repurchase proceeds are $30,108.)		30,100	30,100
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.180% due 01/30/2006 valued at $3,448. Repurchase proceeds are $3,378.)		3,377	3,377

			33,477

U.S. Treasury Bills 7.2%

3.382% due 12/01/2005-12/15/2005 (c)(e)(f)		20,110	19,947

Total Short-Term Instruments (Cost $97,300)			97,265

Total Investments (d) 112.4% (Cost $312,778)			$312,398

Written Options (h) (0.0%) (Premiums $93)			(103)

Other Assets and Liabilities (Net) (12.4%)			(34,474)

Net Assets 100.0%			$277,821

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,122 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $19,203 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	386	$(471)
Eurodollar June Futures	Long	06/2006	548	(331)
Eurodollar September Futures	Long	09/2006	32	(32)
Emini S&P 500 Index December Futures	Long	12/2005	276	63
Euribor Purchased Put Options Strike @ 92.000	Long	12/2005	41	(1)
Euribor Purchased Put Options Strike @ 93.000	Long	12/2005	40	(1)
S&P 500 Index December Futures	Long	12/2005	790	170
U.S. Treasury 30-Year Bond Futures	Long	12/2005	50	(117)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 95.500	Short	12/2006	9	(1)

				$(721)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  121

Schedule of Investments (Cont.)

StocksPLUS® Total Return Fund

September 30, 2005 (Unaudited)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	11,000	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		5,900	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	500	10
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,100	(5)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(96)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$9,600	(48)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		11,200	(68)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,400	(8)

							$(273)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$2,800	$38
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	10
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	2,800	34
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,300	22
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	500	6
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	0

						$110

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	$9	$(130)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	37	$6	$2
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	4	1	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	72	11	2
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	8	2	1
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	17	4	11
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	77	20	35
Put - CBOT U.S. Treasury Note November Futures	108.000	11/22/2005	14	6	3
Call - CBOT U.S. Treasury Note January Futures	113.000	12/22/2005	9	2	2
Put - CBOT U.S. Treasury Note January Futures	107.000	12/22/2005	9	2	2
Put - CME Eurodollar December Futures	95.250	12/18/2006	25	13	18

				$67	$76

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	5,400	$26	$27

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

122  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	825	10/2005	$0	$(16)	$(16)
Buy	CP	104,046	02/2006	3	0	3
Buy	EC	1,535	10/2005	0	(50)	(50)
Sell		43,685	10/2005	1,720	0	1,720
Buy		33,471	11/2005	80	0	80
Buy	JY	764,456	10/2005	0	(207)	(207)
Buy	KW	71,100	02/2006	0	(2)	(2)
Buy		118,000	03/2006	0	(2)	(2)
Buy	MP	1,123	03/2006	1	0	1
Buy	PN	209	02/2006	0	(2)	(2)
Buy		245	03/2006	0	(1)	(1)
Buy	PZ	192	02/2006	1	0	1
Buy		199	03/2006	0	(1)	(1)
Buy	RP	4,721	03/2006	0	0	0
Buy	RR	1,740	02/2006	0	0	0
Buy		3,058	03/2006	0	0	0
Buy	S$	105	02/2006	0	(1)	(1)
Buy		171	03/2006	0	(1)	(1)
Buy	SV	4,324	03/2006	0	(2)	(2)
Buy	T$	2,030	02/2006	0	(2)	(2)
Buy		3,331	03/2006	0	0	0

				$1,805	$(287)	$1,518

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  123

Schedule of Investments

Total Return Mortgage Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 129.4%

Fannie Mae
0.000% due 07/25/2022 (a)	$63	$53
2.519% due 12/01/2034 (b)	4,335	4,409
2.865% due 07/01/2011 (b)	918	917
3.414% due 07/01/2011 (b)	2,208	2,208
3.657% due 10/25/2008 (b)	81	81
3.936% due 08/01/2042 (b)	999	1,006
3.937% due 08/01/2042 (b)	1,346	1,355
4.065% due 10/01/2044	3,811	3,856
4.135% due 10/01/2028 (b)	21	21
4.180% due 11/25/2032 (b)	180	181
4.189% due 04/18/2028 (b)	14	14
4.330% due 07/25/2034 (b)	9,049	9,057
4.367% due 04/01/2007 (b)	1,594	1,520
4.500% due 04/01/2019-09/01/2035 (d)	95,116	91,908
4.647% due 05/01/2033 (b)	2,802	2,846
4.656% due 04/25/2023 (b)	7	7
5.000% due 06/01/2018-10/13/2035 (d)	127,604	126,658
5.120% due 10/01/2011	909	905
5.134% due 05/01/2023 (b)	38	39
5.145% due 08/01/2026 (b)	3	3
5.215% due 11/01/2018 (b)	6	6
5.500% due 11/01/2032-10/13/2035 (d)	243,169	243,142
5.750% due 01/01/2021 (b)	27	27
6.000% due 01/01/2032-10/13/2035 (d)	84,699	86,132
6.500% due 09/25/2023-09/01/2034 (d)	1,897	1,968
7.000% due 09/25/2023	5	6
7.145% due 06/01/2006	5,351	5,375
7.500% due 06/01/2030-08/01/2031 (d)	458	485
7.750% due 08/25/2022	50	53
Federal Home Loan Bank
8.300% due 02/27/2012 (b)	2,000	1,866
Federal Housing Administration
5.022% due 10/25/2022	814	822
7.430% due 06/01/2019-06/01/2022 (d)	1,487	1,499
Freddie Mac
3.500% due 12/15/2022	3	3
3.872% due 02/01/2018 (b)	88	88
4.065% due 10/25/2044 (b)	10,400	10,436
4.500% due 04/01/2020-03/15/2021 (d)	45	44
5.000% due 07/01/2035-10/13/2035 (d)	92,492	90,572
5.500% due 12/01/2017-02/01/2035 (d)	7,691	7,784
5.531% due 11/01/2028 (b)	14	14
5.831% due 08/01/2025 (b)	22	22
5.954% due 05/01/2032 (b)	100	103
6.000% due 10/13/2005-05/01/2035 (d)	18,021	18,337
6.500% due 12/15/2023-03/15/2024 (d)	121	124
6.697% due 07/01/2030 (b)	74	75
8.000% due 06/15/2026	43	45
Government National Mortgage Association
3.750% due 07/20/2022-08/20/2026 (b)(d)	97	98
3.972% due 02/16/2032 (b)	1,175	1,175
4.022% due 08/16/2032 (b)	2,388	2,393
4.125% due 12/20/2021-11/20/2023 (b)(d)	40	40
4.375% due 02/20/2017-03/20/2027 (b)(d)	73	73
4.500% due 02/20/2018 (b)	13	14
4.625% due 03/20/2016-03/20/2018 (b)(d)	142	144
5.500% due 01/15/2034-10/20/2035 (d)	4,814	4,859
7.500% due 05/15/2027-08/15/2027 (d)	10	11

Total U.S. Government Agencies (Cost $729,340)		724,879

MORTGAGE-BACKED SECURITIES 8.2%

Banc of America Structural Security Trust
4.240% due 10/11/2033 (b)	1,000	1,012
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (b)	125	126
Banktrust Mortgage Trust
5.700% due 12/01/2023	223	182
Chevy Chase Funding LLC
4.110% due 01/25/2035 (b)	1,121	1,122
Countrywide Alternative Loan Trust
4.020% due 07/25/2034 (b)	310	311
4.040% due 05/25/2035 (b)	4,308	4,252
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (b)	4,231	4,231
4.150% due 03/25/2035 (b)	6,902	6,914
4.480% due 04/25/2035 (b)	5,028	5,102
5.000% due 08/25/2033	1,267	1,263
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (b)	244	244
4.160% due 03/25/2032 (b)	231	229
4.380% due 08/25/2033 (b)	511	514
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	723	725
Indymac Index Mortgage Loan Trust
4.070% due 04/25/2035 (b)	5,631	5,629
4.160% due 09/25/2034 (b)	3,736	3,731
Mellon Residential Funding Corp.
4.134% due 07/25/2029 (b)	47	47
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	79	79
Prime Mortgage Trust
5.000% due 02/25/2019	1,083	1,073
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,051	1,089
Sequoia Mortgage Trust
4.096% due 08/20/2032 (b)	428	429
4.136% due 06/20/2032 (b)	371	372
4.139% due 10/19/2026 (b)	1,212	1,214
4.146% due 07/20/2033 (b)	691	692
4.176% due 10/20/2027 (b)	476	477
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (b)	661	661
Structured Asset Securities Corp.
4.120% due 01/25/2033 (b)	43	43
4.310% due 03/25/2031 (b)	4	4
4.330% due 11/25/2033 (b)	114	114
4.480% due 08/25/2032 (b)	123	122
6.250% due 04/25/2017	29	29
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (b)	18	18
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (b)	3,890	3,889

Total Mortgage-Backed Securities (Cost $46,070)		45,939

ASSET-BACKED SECURITIES 16.2%

AAA Trust
3.930% due 11/26/2035 (b)	6,217	6,218
Ameriquest Mortgage Securities, Inc.
3.970% due 01/25/2035 (b)	150	150
4.240% due 02/25/2033 (b)	42	42
4.310% due 02/25/2034 (b)	513	513
5.000% due 02/25/2006 (c)	20,679	334
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (b)	25	25
4.180% due 10/25/2031 (b)	62	62
Bear Stearns Asset-Backed Securities, Inc.
4.100% due 09/25/2035 (b)	5,871	5,875
4.120% due 02/25/2026 (b)	909	911
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (b)	2,695	2,697
Centex Home Equity Co. LLC
3.920% due 06/25/2035 (b)	4,035	4,037
4.090% due 04/25/2032 (b)	75	76
4.130% due 01/25/2032 (b)	84	84
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (b)	184	184
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (b)	2,228	2,229
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,834
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (b)	745	745
Credit-Based Asset Servicing & Securitization LLC
4.010% due 01/25/2035 (b)	3,000	3,006
4.150% due 06/25/2032 (b)	100	100
EMC Mortgage Loan Trust
4.580% due 08/25/2040 (b)	552	558
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (b)	855	856
Fremont Home Loan Trust
3.930% due 06/25/2035 (b)	4,935	4,940
GSAMP Trust
3.930% due 03/25/2035 (b)	4,180	4,183
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (b)	4,636	4,653
Home Equity Asset Trust
4.130% due 11/25/2032 (b)	3	3
Home Equity Mortgage Trust
3.950% due 07/25/2035 (b)	3,734	3,737
Household Mortgage Loan Trust
4.096% due 05/20/2032 (b)	179	180
4.146% due 02/21/2033 (b)	2,969	2,977
Indymac Index Mortgage Loan Trust
4.150% due 01/25/2035 (b)	4,953	4,950
Indymac Residential Asset-Backed Trust
3.940% due 03/25/2035 (b)	3,629	3,631
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (b)	88	88
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (b)	10	10
New Century Home Equity Loan Trust
3.970% due 02/25/2035	2,417	2,418
Park Place Securities, Inc.
3.910% due 06/25/2035	7,277	7,279
Quest Trust
4.390% due 06/25/2034 (b)	724	725
Renaissance Home Equity Loan Trust
4.030% due 02/25/2035 (b)	4,572	4,582
4.210% due 12/25/2032 (b)	311	311
4.270% due 08/25/2033 (b)	910	913
Residential Asset Mortgage Products, Inc.
2.917% due 04/25/2034 (b)	516	518
3.930% due 05/25/2035 (b)	916	917
4.170% due 09/25/2033 (b)	477	479
SLM Student Loan Trust
3.630% due 04/26/2010 (b)	6,731	6,733
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (b)	264	264
Structured Asset Investment Loan Trust
3.970% due 04/25/2034	4,962	4,966
3.980% due 09/25/2034 (b)	1,065	1,066

Total Asset-Backed Securities (Cost $91,364)		91,059

124  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Notional Amount (000s)	Value (000s)
PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	5,000	$44

Total Purchased Call Options (Cost $ 160)		44

	Shares

PREFERRED STOCK 0.0%

Fannie Mae
7.000% due 12/31/2049 (b)	3,100	171

Total Preferred Stock (Cost $ 155)		171

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 4.5%

Commercial Paper 4.3%

Anz National International Ltd.
3.750% due 12/12/2005	$1,000	992
Rabobank USA Financial Corp.
3.880% due 10/03/2005	6,600	6,600
3.905% due 12/30/2005	400	396
UBS Finance Delaware LLC
3.760% due 12/19/2005	800	793
3.970% due 01/30/2006	15,400	15,193

		23,974

Repurchase Agreement 0.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.280% due 01/30/2006 valued at $1,133. Repurchase proceeds are $1,108.)	1,108	1,108

U.S. Treasury Bills 0.0%

3.459% due 12/01/2005- 12/15/2005 (d)(f)	145	144

Total Short-Term Instruments (Cost $25,232)		25,226

Total Investments (e) 158.3% (Cost $892,321)		$887,318

Written Options (h) (0.0%) (Premiums $ 450)		(31)

Other Assets and Liabilities (Net) (58.3%)		(326,890)

Net Assets 100.0%		$560,397

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $21,204 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $144 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Futures	Long	06/2006	116	$(25)
U.S. Treasury 10-Year Note Futures	Short	12/2005	38	55

				$30

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	6.940%	07/01/2011	$3,000	$(98)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	3,200	25
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	8.180%	09/18/2027	3,000	(6)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	17,400	76

						$(3)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	11,400	161	31

						$450	$31

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	10/13/2035	$50,000	$48,188	$47,672
Freddie Mac	5.000	10/13/2035	40,000	39,450	39,150

				$87,638	$86,822

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  125

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund

Class D
09/30/2005+	$12.61	$0.24	$0.50	$0.74	$(0.22)	$0.00
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)

All Asset All Authority Fund

Class D
07/29/2005 - 09/30/2005+	$10.96	$0.12	$0.11	$0.23	$(0.09)	$0.00

California Intermediate Municipal Bond Fund

Class D
09/30/2005+	$9.96	$0.18	$(0.03)	$0.15	$(0.18)	$0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)
03/31/2001	10.05	0.45	0.55	1.00	(0.42)	(0.03)

California Municipal Bond Fund

Class D
09/30/2005+	$10.30	$0.19	$0.07	$0.26	$(0.19)	$0.00
03/31/2005	10.42	0.37	(0.12)	0.25	(0.37)	0.00
03/31/2004	10.36	0.39	0.09	0.48	(0.38)	(0.04)
03/31/2003	10.02	0.43	0.34	0.77	(0.42)	(0.01)
03/31/2002	10.35	0.36	0.04	0.40	(0.34)	(0.39)
07/31/2000 - 03/31/2001	10.35	0.31	0.43	0.74	(0.31)	(0.43)

CommodityRealReturn Strategy Fund®

Class D
09/30/2005+	$16.23	$0.35	$1.68	$2.03	$(0.67)	$0.00
03/31/2005	15.66	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.16	1.25	1.41	(0.76)	0.00

Developing Local Markets Fund

Class D
05/31/2005 - 09/30/2005+	$10.00	$0.09	$0.16	$0.25	$(0.07)	$0.00

Diversified Income Fund

Class D
09/30/2005+	$10.87	$0.27	$0.34	$0.61	$(0.27)	$0.00
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)

Emerging Markets Bond Fund

Class D
09/30/2005+	$10.58	$0.26	$0.89	$1.15	$(0.28)	$0.00
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.60	0.76	1.36	(0.66)	(0.25)
03/31/2002	8.40	0.65	1.80	2.45	(0.75)	(0.50)
03/31/2001	8.61	0.79	0.20	0.99	(0.80)	(0.40)

Floating Income Fund

Class D
09/30/2005+	$10.17	$0.16	$0.24	$0.40	$(0.20)	$0.00
07/30/2004 - 03/31/2005	10.00	0.16	0.19	0.35	(0.18)	0.00

126  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
All Asset Fund

Class D
09/30/2005+	$(0.22)	$13.13	5.86%	$349,490	0.89	%*(i)	3.68	%*	42%
03/31/2005	(0.77)	12.61	4.73	227,657	0.86	(i)	6.08		92
04/30/2003 - 03/31/2004	(0.53)	12.78	17.15	100,007	0.86	*(g)(i)	5.65	*	99

All Asset All Authority Fund

Class D
07/29/2005 - 09/30/2005+	$(0.09)	$11.10	2.08%	$773	2.93	%*(b)	6.49	%*	52%

California Intermediate Municipal Bond Fund

Class D
09/30/2005+	$(0.18)	$9.93	1.49%	$2,838	0.86	%*	3.59	%*	76%
03/31/2005	(0.38)	9.96	1.20	4,078	0.85		3.77		59
03/31/2004	(0.38)	10.22	3.78	4,449	0.85		3.74		137
03/31/2003	(0.46)	10.22	5.16	6,046	0.85		3.91		101
03/31/2002	(0.83)	10.16	3.77	1,444	0.87	(d)	4.41		94
03/31/2001	(0.45)	10.60	10.21	181	0.86	(d)	4.26		257

California Municipal Bond Fund

Class D
09/30/2005+	$(0.19)	$10.37	2.49%	$125	0.85	%*	3.55	%*	51%
03/31/2005	(0.37)	10.30	2.46	112	0.85		3.59		46
03/31/2004	(0.42)	10.42	4.67	110	0.85		3.78		157
03/31/2003	(0.43)	10.36	7.76	92	0.85		4.14		221
03/31/2002	(0.73)	10.02	3.81	11	0.87	(d)	3.44		164
07/31/2000 - 03/31/2001	(0.74)	10.35	7.82	10	0.85	*	4.47	*	338

CommodityRealReturn Strategy Fund®

Class D
09/30/2005+	$(0.67)	$17.59	12.66%	$1,522,657	1.24	%*	4.36	%*	110%
03/31/2005	(0.95)	16.23	10.36	1,089,498	1.24		2.50		264
03/31/2004	(1.54)	15.66	44.79	555,629	1.24		1.33		290
11/29/2002 - 03/31/2003	(0.76)	12.03	12.71	3,069	1.24	*(f)	(40.25	)*	492

Developing Local Markets Fund

Class D
05/31/2005 - 09/30/2005+	$(0.07)	$10.18	2.50%	$20,674	1.35	%*	2.54	%*	3%

Diversified Income Fund

Class D
09/30/2005+	$(0.27)	$11.21	5.69%	$34,540	1.15	%*	4.79	%*	50%
03/31/2005	(0.56)	10.87	5.53	25,615	1.17	(c)	4.52		44
07/31/2003 - 03/31/2004	(0.31)	10.84	11.62	18,639	1.20	*(h)	3.72	*	33

Emerging Markets Bond Fund

Class D
09/30/2005+	$(0.28)	$11.45	10.97%	$243,494	1.25	%*	4.77	%*	123%
03/31/2005	(0.85)	10.58	6.75	187,004	1.25		3.85		415
03/31/2004	(1.58)	10.73	23.35	192,006	1.25		4.22		461
03/31/2003	(0.91)	10.05	15.66	92,630	1.27	(e)	6.49		388
03/31/2002	(1.25)	9.60	30.94	27,004	1.26	(e)	6.83		620
03/31/2001	(1.20)	8.40	12.58	11	1.33	(e)	9.33		902

Floating Income Fund

Class D
09/30/2005+	$(0.20)	$10.37	3.97%	$61,234	0.95	%*	3.19	%*	24%
07/30/2004 - 03/31/2005	(0.18)	10.17	3.54	43,347	0.95	*	2.30	*	18

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding line of credit expense is 0.95%.
(c)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.40%.
(g)	Ratio of expenses to average net assets excluding Underlying Funds expenses’ recoupment in which the Fund invests is 0.90%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  127

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (Unhedged)

Class D
09/30/2005+	$10.83	$0.14	$(0.58)	$(0.44)	$(0.13)	$0.00	$0.00
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
09/30/2005+	$10.56	$0.15	$0.18	$0.33	$(0.14)	$0.00	$0.00
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)	0.00
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)	0.00
03/31/2003	10.39	0.41	0.51	0.92	(0.24)	(0.25)	(0.12)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)	0.00
03/31/2001	10.03	0.54	0.50	1.04	(0.54)	(0.21)	0.00

Fundamental IndexPLUS TR Fund

Class D
06/30/2005 - 09/30/2005+	$10.00	$0.07	$0.17	$0.24	$0.00	$0.00	$0.00

GNMA Fund

Class D
09/30/2005+	$11.01	$0.17	$0.04	$0.21	$(0.19)	$0.00	$0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)	0.00
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)	0.00
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.18	0.52	0.70	(0.34)	(0.12)	0.00

High Yield Fund

Class D
09/30/2005+	$9.70	$0.32	$0.09	$0.41	$(0.33)	$0.00	$0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00	0.00
03/31/2001	10.22	1.52	(0.99)	0.53	(0.87)	0.00	0.00

International StocksPLUS® TR Strategy Fund

Class D
09/30/2005+	$10.40	$0.15	$1.66	$1.81	$(0.04)	$0.00	$0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)	(0.15)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00	0.00

Investment Grade Corporate Bond Fund

Class D
09/30/2005+	$10.38	$0.20	$0.08	$0.28	$(0.21)	$0.00	$0.00
07/30/2004 - 03/31/2005	10.47	0.24	0.13	0.37	(0.26)	(0.20)	0.00

Low Duration Fund

Class D
09/30/2005+	$10.11	$0.15	$(0.04)	$0.11	$(0.15)	$0.00	$0.00
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)	0.00
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)	0.00
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)	0.00
03/31/2002	10.03	0.45	0.09	0.54	(0.50)	(0.01)	0.00
03/31/2001	9.81	0.62	0.24	0.86	(0.64)	0.00	0.00

128  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Foreign Bond Fund (Unhedged)

Class D
09/30/2005+	$(0.13)	$10.26	(4.05)%	$101,869	0.95	%*	2.72	%*	213%
04/30/2004 - 03/31/2005	(0.25)	10.83	10.80	85,296	0.95	*(d)	1.78	*	344

Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
09/30/2005+	$(0.14)	$10.75	3.10%	$279,782	0.95	%*	2.79	%*	277%
03/31/2005	(0.54)	10.56	5.59	235,709	0.95		2.44		477
03/31/2004	(0.49)	10.52	3.00	174,591	0.96	(c)	2.85		711
03/31/2003	(0.61)	10.70	9.13	144,142	0.95		3.89		589
03/31/2002	(0.45)	10.39	5.21	53,177	0.96	(c)	4.07		434
03/31/2001	(0.75)	10.32	10.84	26,590	0.99	(c)	5.37		417

Fundamental IndexPLUS TR Fund

Class D
06/30/2005 - 09/30/2005+	$0.00	$10.24	2.44%	$1,148	1.15	%*(i)	2.86	%*	25%

GNMA Fund

Class D
09/30/2005+	$(0.19)	$11.03	1.93%	$8,132	0.91	%*(f)	3.13	%*	557%
03/31/2005	(0.33)	11.01	2.31	8,250	0.90		1.78		1,209
03/31/2004	(0.38)	11.09	3.80	8,773	0.92	(f)	0.98		1,409
03/31/2003	(0.48)	11.05	8.16	6,083	0.95	(g)	1.69		763
05/31/2001 - 03/31/2002	(0.46)	10.67	7.40	985	1.01	*(e)	2.03	*	1,292

High Yield Fund

Class D
09/30/2005+	$(0.33)	$9.78	4.27%	$439,779	0.90	%*	6.61	%*	58%
03/31/2005	(0.64)	9.70	6.87	379,961	0.90		6.47		62
03/31/2004	(0.65)	9.69	16.62	461,971	0.90		6.75		105
03/31/2003	(0.71)	8.90	5.18	271,072	0.90		8.01		129
03/31/2002	(0.75)	9.19	0.68	121,572	0.90		7.84		96
03/31/2001	(0.87)	9.88	5.40	32,820	0.90		15.04		53

International StocksPLUS® TR Strategy Fund

Class D
09/30/2005+	$(0.04)	$12.17	17.46%	$2,374	1.36	%*(j)	2.70	%*	377%
03/31/2005	(1.52)	10.40	9.71	367	1.35		0.90		666
10/30/2003 - 03/31/2004	(0.26)	10.76	10.27	110	1.35	*(h)	10.17	*	41

Investment Grade Corporate Bond Fund

Class D
09/30/2005+	$(0.21)	$10.45	2.69%	$363	0.90	%*	3.79	%*	70%
07/30/2004 - 03/31/2005	(0.46)	10.38	3.48	166	0.90	*	3.48	*	57

Low Duration Fund

Class D
09/30/2005+	$(0.15)	$10.07	1.12%	$631,921	0.75	%*	2.89	%*	48%
03/31/2005	(0.25)	10.11	0.58	691,405	0.75		1.77		278
03/31/2004	(0.27)	10.31	2.41	644,925	0.75		1.66		247
03/31/2003	(0.49)	10.33	7.73	438,641	0.75		2.97		218
03/31/2002	(0.51)	10.06	5.57	107,165	0.75		4.54		569
03/31/2001	(0.64)	10.03	9.10	19,282	0.82	(b)	6.23		348

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.
(i)	Ratio of expenses to average net assets excluding interest expense is 1.14%.
(j)	Ratio of expenses to average net assets excluding interest expense is 1.35%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  129

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Municipal Bond Fund

Class D
09/30/2005+	$10.14	$0.19	$0.05	$0.24	$(0.17)	$0.00	$0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00	0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)	0.00
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)	0.00
03/31/2001	9.47	0.43	0.56	0.99	(0.44)	0.00	0.00

New York Municipal Bond Fund

Class D
09/30/2005+	$10.77	$0.16	$0.09	$0.25	$(0.16)	$0.00	$0.00
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00	0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)	0.00
03/31/2003	10.35	0.36	0.49	0.85	(0.40)	(0.12)	0.00
03/31/2002	10.64	0.45	0.17	0.62	(0.45)	(0.46)	0.00
03/31/2001	9.94	0.44	0.77	1.21	(0.42)	(0.09)	0.00

Real Return Fund

Class D
09/30/2005+	$11.42	$0.28	$0.04	$0.32	$(0.27)	$0.00	$0.00
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)	0.00
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)	0.00
03/31/2003	10.29	0.45	1.31	1.76	(0.48)	(0.15)	0.00
03/31/2002	10.40	0.32	0.12	0.44	(0.45)	(0.10)	0.00
03/31/2001	9.92	0.72	0.60	1.32	(0.76)	(0.08)	0.00

RealEstateRealReturn Strategy Fund

Class D
09/30/2005+	$9.26	$0.23	$1.70	$1.93	$(0.08)	$0.00	$0.00
03/31/2005	11.96	0.24	1.31	1.55	(3.96)	(0.22)	(0.07)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00	0.00

Short Duration Municipal Income Fund

Class D
09/30/2005+	$9.95	$0.15	$(0.07)	$0.08	$(0.15)	$0.00	$0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00	0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00	0.00
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)	0.00	0.00
03/31/2002	10.16	0.30	0.09	0.39	(0.34)	(0.04)	0.00
03/31/2001	9.98	0.41	0.17	0.58	(0.40)	0.00	0.00

Short-Term Fund

Class D
09/30/2005+	$10.01	$0.13	$0.01	$0.14	$(0.14)	$0.00	$0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)	0.00
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)	0.00
03/31/2003	10.00	0.26	0.06	0.32	(0.26)	(0.02)	0.00
03/31/2002	10.03	0.32	0.06	0.38	(0.39)	(0.02)	0.00
03/31/2001	9.95	0.62	0.09	0.71	(0.61)	(0.02)	0.00

StocksPLUS® Fund

Class D
09/30/2005+	$9.44	$0.12	$0.26	$0.38	$(0.11)	$0.00	$0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00	0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00	0.00
03/31/2003	9.93	0.18	(2.43)	(2.25)	(0.12)	0.00	0.00
03/31/2002	10.12	0.39	(0.36)	0.03	(0.22)	0.00	0.00
03/31/2001	14.08	0.78	(3.59)	(2.81)	(0.24)	(0.91)	0.00

130  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Municipal Bond Fund

Class D
09/30/2005+	$(0.17)	$10.21	2.42%	$28,115	0.85	%*	3.67	%*	25%
03/31/2005	(0.38)	10.14	2.03	25,132	0.85		3.88		64
03/31/2004	(0.38)	10.32	5.20	24,732	0.85		3.70		115
03/31/2003	(0.45)	10.18	6.10	21,509	0.85		4.08		108
03/31/2002	(0.58)	10.03	5.95	6,738	0.85		4.61		231
03/31/2001	(0.44)	10.02	10.74	1,414	0.85		4.41		306

New York Municipal Bond Fund

Class D
09/30/2005+	$(0.16)	$10.86	2.31%	$4,920	0.85	%*	2.89	%*	27%
03/31/2005	(0.33)	10.77	2.17	3,348	0.85		3.07		42
03/31/2004	(0.35)	10.87	5.09	3,032	0.85		3.00		147
03/31/2003	(0.52)	10.68	8.35	1,491	0.85		3.36		227
03/31/2002	(0.91)	10.35	6.08	66	0.87	(d)	4.19		204
03/31/2001	(0.51)	10.64	12.44	113	0.90	(d)	4.23		973

Real Return Fund

Class D
09/30/2005+	$(0.27)	$11.47	2.85%	$1,255,715	0.90	%*	4.93	%*	170%
03/31/2005	(0.70)	11.42	3.00	1,210,596	0.90		3.12		369
03/31/2004	(0.86)	11.79	11.24	935,857	0.90		3.05		308
03/31/2003	(0.63)	11.42	17.47	837,960	0.91	(e)	4.05		191
03/31/2002	(0.55)	10.29	4.22	378,576	0.90		3.14		237
03/31/2001	(0.84)	10.40	13.99	57,696	0.94	(e)	7.12		202

RealEstateRealReturn Strategy Fund

Class D
09/30/2005+	$(0.08)	$11.11	20.83%	$14,933	1.24	%*	4.20	%*	143%
03/31/2005	(4.25)	9.26	10.13	6,954	1.24		2.32		510
10/30/2003 - 03/31/2004	(0.83)	11.96	29.30	3,920	1.25	*(h)(i)	33.79	*	158

Short Duration Municipal Income Fund

Class D
09/30/2005+	$(0.15)	$9.88	0.84%	$30,117	0.70	%*	3.07	%*	41%
03/31/2005	(0.24)	9.95	0.22	33,141	0.78	(c)	2.41		104
03/31/2004	(0.17)	10.17	1.83	42,004	0.80		1.83		226
03/31/2003	(0.22)	10.16	2.10	9,210	0.80		2.22		152
03/31/2002	(0.38)	10.17	3.88	470	0.80		2.93		107
03/31/2001	(0.40)	10.16	5.78	11	0.81	(f)	4.05		208

Short-Term Fund

Class D
09/30/2005+	$(0.14)	$10.01	1.38%	$157,373	0.75	%*	2.67	%*	121%
03/31/2005	(0.18)	10.01	1.20	204,131	0.75		1.47		356
03/31/2004	(0.15)	10.07	1.79	233,211	0.75		1.18		268
03/31/2003	(0.28)	10.04	3.30	137,874	0.75		2.52		77
03/31/2002	(0.41)	10.00	3.80	81,643	0.82	(b)	3.20		131
03/31/2001	(0.63)	10.03	7.33	6,613	1.31	(b)	6.14		121

StocksPLUS® Fund

Class D
09/30/2005+	$(0.11)	$9.71	4.05%	$13,692	1.05	%*	2.50	%*	201%
03/31/2005	(0.49)	9.44	5.32	12,434	1.05		1.05		371
03/31/2004	(0.70)	9.44	34.43	8,660	1.05		0.62		287
03/31/2003	(0.12)	7.56	(22.71)	2,000	1.05		2.17		282
03/31/2002	(0.22)	9.93	0.22	1,998	1.06	(g)	3.88		455
03/31/2001	(1.15)	10.12	(21.27)	2,769	1.05		6.08		270

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Effective December 22, 2004, PIMCO and the distributor have contractually agreed for the Funds’ current and next fiscal year (ending 03/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service/12-b-1 fees, respectively.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.
(i)	Ratio of expenses to average net assets excluding interest expense is 1.24%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  131

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
StocksPLUS® Total Return Fund

Class D
09/30/2005+	$12.35	$0.18	$0.55	$0.73	$(0.16)	$0.00
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)

Total Return Mortgage Fund

Class D
09/30/2005+	$10.62	$0.17	$0.04	$0.21	$(0.18)	$0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
03/31/2002	10.42	0.35	0.35	0.70	(0.37)	(0.40)
03/31/2001	9.97	0.59	0.63	1.22	(0.59)	(0.18)

132  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
StocksPLUS® Total Return Fund

Class D
09/30/2005+	$(0.16)	$12.92	5.94%	$2,645	1.19	%*	2.80	%*	211%
03/31/2005	(0.54)	12.35	6.20	1,430	1.19	(c)	1.00		414
07/31/2003 - 03/31/2004	(0.42)	12.12	16.90	524	1.19	*(c)	0.22	*	282

Total Return Mortgage Fund

Class D
09/30/2005+	$(0.18)	$10.65	1.98%	$102,328	0.90	%*	3.17	%*	348%
03/31/2005	(0.50)	10.62	2.67	99,056	0.90		2.16		824
03/31/2004	(0.39)	10.83	4.48	103,329	0.95	(b)	1.35		993
03/31/2003	(0.53)	10.75	9.05	126,132	0.90		1.96		844
03/31/2002	(0.77)	10.35	7.43	28,929	0.90		3.37		1193
03/31/2001	(0.77)	10.42	12.69	1,261	0.90		5.78		848

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  133

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	All Asset Fund	All Asset All Authority Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity RealReturn Strategy Fund®	Developing Local Markets Fund	Diversified Income Fund
Assets:

Investments, at value	$0	$0	$127,303	$17,591	$13,257,610	$303,877	$1,374,409
Investments in Affiliates, at value	8,881,430	431,175	0	0	0	0	0
Cash	0	1	371	0	1,589	2,409	2,853
Foreign currency, at value	0	0	0	0	3,462	0	1,792
Receivable for investments sold	0	0	0	0	469,059	3,941	12,779
Receivable for investments in Affiliates sold	0	546	0	0	0	0	0
Receivable for investments sold on delayed-delivery basis	0	0	0	0	192,540	0	0
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	9,724	7,958	3,231
Receivable for Fund shares sold	52,859	11,643	111	295	49,160	1,169	2,468
Interest and dividends receivable	0	0	1,412	188	83,900	623	16,929
Interest and dividends receivable from Affiliates	30,148	1,271	0	0	0	0	0
Variation margin receivable	0	0	21	35	0	0	0
Manager reimbursement receivable	75	0	0	0	0	0	0
Swap premiums paid	0	0	0	0	4,881	0	3,140
Unrealized appreciation on swap agreements	0	0	0	0	454,341	31	3,852
Other assets	0	4	1	0	0	0	0

	8,964,512	444,640	129,219	18,109	14,526,266	320,008	1,421,453

Liabilities:

Payable for investments purchased	$0	$0	$0	$0	$1,404,239	$8,510	$11,256
Payable for investments in Affiliates purchased	46,115	5,414	0	0	0	0	0
Payable for investments purchased on delayed-delivery basis	0	0	0	0	1,195,259	1,300	15,600
Unrealized depreciation on forward foreign currency contracts	0	0	0	0	2,977	3,718	735
Payable for short sales	0	0	0	0	190,361	0	0
Overdraft due to Custodian	0	0	0	0	0	0	0
Written options outstanding	0	0	0	0	1,721	0	0
Payable for Fund shares redeemed	11,440	0	817	0	14,651	78	1,170
Dividends payable	0	0	77	10	0	4	1,190
Accrued investment advisory fee	1,507	61	28	4	4,765	115	543
Accrued administration fee	1,512	20	30	4	3,686	129	386
Accrued distribution fee	1,018	4	0	0	1,221	0	63
Accrued servicing fee	716	5	10	1	1,255	4	41
Variation margin payable	0	0	0	33	1,456	0	349
Recoupment payable to Manager	0	5	0	0	0	0	0
Swap premiums received	0	0	0	0	54,612	0	290
Unrealized depreciation on swap agreements	0	0	0	0	6,758	0	518
Payable for line of credit	0	111,928	0	0	0	0	0
Other liabilities	0	0	0	0	3,205	0	0

	62,308	117,437	962	52	2,886,166	13,858	32,141

Net Assets	$8,902,204	$327,203	$128,257	$18,057	$11,640,100	$306,150	$1,389,312

Net Assets Consist of:

Paid in capital	$8,566,962	$319,564	$129,479	$17,648	$9,982,538	$301,801	$1,338,092
Undistributed (overdistributed) net investment income	8,211	483	298	12	416,581	(27)	(4,289)
Accumulated undistributed net realized gain (loss)	30,703	(33)	(5,121)	(180)	759,261	87	12,728
Net unrealized appreciation (depreciation)	296,328	7,189	3,601	577	481,720	4,289	42,781

	$8,902,204	$327,203	$128,257	$18,057	$11,640,100	$306,150	$1,389,312

Net Assets:

Class D	$349,490	$773	$2,838	$125	$1,522,657	$20,674	$34,540
Other Classes	8,552,714	326,430	125,419	17,932	10,117,443	285,476	1,354,772

Shares Issued and Outstanding:

Class D	26,619	70	286	12	86,543	2,031	3,082

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$13.13	$11.10	$9.93	$10.37	$17.59	$10.18	$11.21

Cost of Investments Owned	$0	$0	$123,873	$17,029	$13,220,525	$303,859	$1,336,299

Cost of Investments in Affiliates Owned	$8,585,102	$423,986	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$0	$0	$3,472	$0	$1,805

Proceeds Received on Short Sales	$0	$0	$0	$0	$190,392	$0	$0

Premiums Received on Written Options	$0	$0	$0	$0	$1,245	$0	$0

134  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands, except per share amounts	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Fundamental IndexPLUS TR Fund	GNMA Fund	High Yield Fund
Assets:

Investments, at value	$3,455,558	$1,343,250	$1,813,683	$3,083,503	$334,894	$550,231	$7,218,076
Investments in Affiliates, at value	0	0	0	0	0	0	0
Cash	0	66	88	166	519	63	4,113
Foreign currency, at value	8	54	0	14,048	16	0	931
Receivable for investments sold	107,481	3,394	155,289	173,654	12	239,808	52,765
Receivable for investments in Affiliates sold	0	0	0	0	0	0	0
Receivable for investments sold on delayed-delivery basis	0	0	44,800	300,513	0	0	0
Unrealized appreciation on forward foreign currency contracts	3,701	2,343	1,957	12,669	0	0	12,274
Receivable for Fund shares sold	5,011	7,628	3,814	6,664	341	211	15,582
Interest and dividends receivable	36,668	8,296	21,800	36,733	575	1,045	150,192
Interest and dividends receivable from Affiliates	0	0	0	0	0	0	0
Variation margin receivable	0	0	32	1,390	0	0	3,870
Manager reimbursement receivable	0	0	0	0	0	0	0
Swap premiums paid	221	3,123	8,758	21,437	2	316	0
Unrealized appreciation on swap agreements	20,945	9,648	11,243	22,490	1,932	107	9,108
Other assets	0	0	0	0	38	0	0

	3,629,593	1,377,802	2,061,464	3,673,267	338,329	791,781	7,466,911

Liabilities:

Payable for investments purchased	$43,921	$728	$103,826	$315,414	$54,507	$357,397	$41,557
Payable for investments in Affiliates purchased	0	0	0	0	0	0	0
Payable for investments purchased on delayed-delivery basis	634,424	9,253	528,340	592,961	11,613	0	179,076
Unrealized depreciation on forward foreign currency contracts	2,079	378	24,522	822	0	0	4,525
Payable for short sales	0	0	21,121	336,990	0	129,904	0
Overdraft due to Custodian	446	0	11,552	0	0	0	0
Written options outstanding	0	0	70	817	216	0	2,630
Payable for Fund shares redeemed	2,762	1,665	1,599	5,307	0	645	12,000
Dividends payable	1,252	300	439	613	0	155	8,984
Accrued investment advisory fee	1,138	344	292	511	116	67	1,590
Accrued administration fee	1,116	324	363	641	59	88	1,967
Accrued distribution fee	163	11	61	107	0	0	1,079
Accrued servicing fee	175	62	89	163	1	92	628
Variation margin payable	4	0	484	2,951	150	0	4,998
Recoupment payable to Manager	0	29	33	0	0	0	0
Swap premiums received	403	3,632	34,323	59,257	468	254	659
Unrealized depreciation on swap agreements	970	759	11,406	13,941	130	261	896
Payable for line of credit	0	0	0	0	0	0	0
Other liabilities	0	0	65	3	0	0	0

	688,853	17,485	738,585	1,330,498	67,260	488,863	260,589

Net Assets	$2,940,740	$1,360,317	$1,322,879	$2,342,769	$271,069	$302,918	$7,206,322

Net Assets Consist of:

Paid in capital	$2,668,554	$1,338,853	$1,405,388	$2,253,052	$266,136	$303,687	$7,277,528
Undistributed (overdistributed) net investment income	27,056	(5,751)	13,687	(137,328)	1,511	(77)	(37,914)
Accumulated undistributed net realized gain (loss)	55,659	7,093	(54,878)	144,482	2,875	728	(209,414)
Net unrealized appreciation (depreciation)	189,471	20,122	(41,318)	82,563	547	(1,420)	176,122

	$2,940,740	$1,360,317	$1,322,879	$2,342,769	$271,069	$302,918	$7,206,322

Net Assets:

Class D	$243,494	$61,234	$101,869	$279,782	$1,148	$8,132	$439,779
Other Classes	2,697,246	1,299,083	1,221,010	2,062,987	269,921	294,786	6,766,543

Shares Issued and Outstanding:

Class D	21,265	5,904	9,927	26,015	112	737	44,953

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$11.45	$10.37	$10.26	$10.75	$10.24	$11.03	$9.78

Cost of Investments Owned	$3,287,651	$1,333,957	$1,836,682	$3,019,120	$335,505	$553,378	$7,052,453

Cost of Investments in Affiliates Owned	$0	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$8	$55	$(11,591)	$14,089	$16	$0	$934

Proceeds Received on Short Sales	$0	$0	$21,333	$337,476	$0	$131,064	$0

Premiums Received on Written Options	$0	$0	$110	$394	$188	$723	$3,470

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  135

Statements of Assets and Liabilities (Cont.)

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	International StocksPLUS® TR Strategy Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund
Assets:

Investments, at value	$171,648	$42,983	$13,793,857	$315,047	$27,375	$19,005,722
Repurchase agreements, at value	0	0	0	0	0	0
Cash	363	10	2,049	62	0	435
Foreign currency, at value	77	87	66,031	0	0	1,703
Receivable for investments sold	14,366	1,001	11,457	4,193	0	374
Receivable for investments sold on delayed-delivery basis	1,123	0	0	0	0	942,420
Unrealized appreciation on forward foreign currency contracts	3,521	86	25,692	0	0	12,257
Receivable for Fund shares sold	831	657	16,447	333	28	49,365
Interest and dividends receivable	1,116	452	31,582	4,805	315	130,850
Variation margin receivable	0	0	3,202	752	0	125
Swap premiums paid	2	204	1,798	0	0	5,646
Unrealized appreciation on swap agreements	2,344	221	4,734	1,719	0	54,953
Other assets	10	0	0	0	0	0

	195,401	45,701	13,956,849	326,911	27,718	20,203,850

Liabilities:

Payable for investments purchased	$46,040	$3,528	$133,043	$0	$304	$1,606,935
Payable for investments purchased on delayed-delivery basis	6,024	0	294,707	0	0	2,171,192
Unrealized depreciation on forward foreign currency contracts	166	13	4,289	0	0	4,978
Payable for short sales	989	0	0	0	0	931,985
Overdraft due to Custodian	0	0	0	0	0	0
Written options outstanding	18	7	3,243	0	7	1,767
Payable for Fund shares redeemed	127	17	56,337	510	34	44,001
Dividends payable	0	28	4,912	277	15	13,901
Accrued investment advisory fee	65	9	2,973	73	6	3,352
Accrued administration fee	40	10	2,740	89	8	4,204
Accrued distribution fee	7	3	670	55	0	2,159
Accrued servicing fee	5	2	785	43	5	1,904
Variation margin payable	22	21	12,551	783	0	1,207
Recoupment payable to Manager	3	0	0	0	0	0
Swap premiums received	958	318	98	3,543	0	60,164
Unrealized depreciation on swap agreements	147	40	140	0	0	3,979
Other liabilities	0	0	0	0	0	3,590

	54,611	3,996	516,488	5,373	379	4,855,318

Net Assets	$140,790	$41,705	$13,440,361	$321,538	$27,339	$15,348,532

Net Assets Consist of:

Paid in capital	$125,663	$41,696	$13,631,671	$316,896	$26,914	$14,856,465
Undistributed (overdistributed) net investment income	(262)	9	(47,357)	1,112	(7)	44,206
Accumulated undistributed net realized gain (loss)	9,959	(68)	(60,557)	(11,138)	26	51,766
Net unrealized appreciation (depreciation)	5,430	68	(83,396)	14,668	406	396,095

	$140,790	$41,705	$13,440,361	$321,538	$27,339	$15,348,532

Net Assets:

Class D	$2,374	$363	$631,921	$28,115	$4,920	$1,255,715
Other Classes	138,416	41,342	12,808,440	293,423	22,419	14,092,817

Shares Issued and Outstanding:

Class D	195	35	62,761	2,754	453	109,506

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$12.17	$10.45	$10.07	$10.21	$10.86	$11.47

Cost of Investments Owned	$171,697	$43,052	$13,855,808	$301,848	$26,976	$18,667,216

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$79	$89	$66,687	$0	$0	$1,707

Proceeds Received on Short Sales	$992	$0	$0	$0	$0	$934,120

Premiums Received on Written Options	$30	$15	$2,782	$0	$15	$1,250

136  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands, except per share amounts	RealEstate- RealReturn Strategy Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	Total Return Mortgage Fund
Assets:

Investments, at value	$691,646	$326,282	$3,703,350	$968,126	$278,921	$887,318
Repurchase agreements, at value	0	0	417,625	168,832	33,477	0
Cash	56	0	1,173	1,307	280	0
Foreign currency, at value	162	0	59,359	12,739	4,555	0
Receivable for investments sold	4	745	1	30,390	4,901	207,397
Receivable for investments sold on delayed-delivery basis	8,347	0	115,509	0	0	0
Unrealized appreciation on forward foreign currency contracts	166	0	7,251	4,304	1,805	0
Receivable for Fund shares sold	654	741	47,449	18,638	433	705
Interest and dividends receivable	4,733	4,210	15,417	3,548	1,047	2,009
Variation margin receivable	73	539	8,991	8,289	569	13
Swap premiums paid	15	0	86	16	112	1,019
Unrealized appreciation on swap agreements	2,173	3,347	833	690	120	101
Other assets	0	0	1	0	0	0

	708,029	335,864	4,377,045	1,216,879	326,220	1,098,562

Liabilities:

Payable for investments purchased	$19,793	$0	$37,936	$29,949	$44,297	$449,885
Payable for investments purchased on delayed-delivery basis	67,066	0	74,627	13,011	2,110	0
Unrealized depreciation on forward foreign currency contracts	154	0	1,480	814	287	0
Payable for short sales	8,167	0	113,509	0	0	86,822
Overdraft due to Custodian	0	745	0	0	0	77
Written options outstanding	112	44	2,375	256	103	31
Payable for Fund shares redeemed	672	1,687	113,253	3,213	103	336
Dividends payable	0	320	1,372	0	0	86
Accrued investment advisory fee	268	57	916	400	120	128
Accrued administration fee	155	71	801	300	77	151
Accrued distribution fee	24	11	243	131	32	1
Accrued servicing fee	19	40	157	80	20	67
Variation margin payable	147	539	9,726	6,548	255	23
Recoupment payable to Manager	8	0	0	0	0	0
Swap premiums received	2,450	5,575	246	496	582	454
Unrealized depreciation on swap agreements	937	0	1,291	1,782	413	104
Other liabilities	181	0	0	0	0	0

	100,153	9,089	357,932	56,980	48,399	538,165

Net Assets	$607,876	$326,775	$4,019,113	$1,159,899	$277,821	$560,397

Net Assets Consist of:

Paid in capital	$477,951	$340,979	$4,028,568	$1,360,429	$244,943	$562,885
Undistributed (overdistributed) net investment income	18,791	(7)	11,118	10,373	11,289	6
Accumulated undistributed net realized gain (loss)	106,475	(16,583)	(22,158)	(213,404)	21,629	1,247
Net unrealized appreciation (depreciation)	4,659	2,386	1,585	2,501	(40)	(3,741)

	$607,876	$326,775	$4,019,113	$1,159,899	$277,821	$560,397

Net Assets:

Class D	$14,933	$30,117	$157,373	$13,692	$2,645	$102,328
Other Classes	592,943	296,658	3,861,740	1,146,207	275,176	458,069

Shares Issued and Outstanding:
Class D	1,344	3,047	15,722	1,410	205	9,609

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$11.11	$9.88	$10.01	$9.71	$12.92	$10.65

Cost of Investments Owned	$688,278	$327,293	$3,703,962	$966,945	$279,301	$892,321

Cost of Repurchase Agreements Owned	$0	$0	$417,625	$168,832	$33,477	$0

Cost of Foreign Currency Held	$165	$0	$59,999	$12,887	$4,694	$0

Proceeds Received on Short Sales	$8,347	$0	$115,359	$0	$0	$87,638

Premiums Received on Written Options	$82	$94	$169	$219	$93	$450

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  137

Statements of Operations

Amounts in thousands	All Asset Fund	All Asset All Authority Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity RealReturn Strategy Fund®	Developing Local Markets Fund	Diversified Income Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Period from May 31, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:

Interest, net of foreign taxes	$298	$120	$2,874	$375	$267,935	$2,782	$36,448
Dividends	0	0	0	0	0	0	108
Dividends from Affiliate investments	165,573	6,004	0	0	0	0	0
Miscellaneous income	76	4	1	0	9	0	20

Total Income	165,947	6,128	2,875	375	267,944	2,782	36,576

Expenses:

Investment advisory fees	7,354	265	164	21	23,696	360	2,791
Administration fees	7,300	61	176	23	18,412	401	1,985
Servicing fees - Class D	348	0	4	0	1,570	4	38
Distribution and/or servicing fees - Other Classes	7,929	9	59	7	11,056	1	482
Trustees’ fees	0	0	0	0	11	0	1
Interest expense/Line of credit expense	0	1,666	0	0	25	0	0
Miscellaneous expense	0	5	0	0	5	0	1

Total Expenses	22,931	2,006	403	51	54,775	766	5,298

Reimbursement by Manager	(507)	0	0	0	0	0	0

Net Expenses	22,424	2,006	403	51	54,775	766	5,298

Net Investment Income	143,523	4,122	2,472	324	213,169	2,016	31,278

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	0	0	445	84	30,219	13	365
Net realized gain on Affiliate investments	35,018	1,705	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	0	(2,224)	(120)	753,393	0	5,017
Net realized gain (loss) on foreign currency transactions	0	0	0	0	(2,418)	74	7,406
Net change in unrealized appreciation (depreciation) on investments	0	0	816	117	(19,901)	18	24,198
Net change in unrealized appreciation on Affiliate investments	236,409	7,457	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	475	18	371,817	31	638
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	0	5,452	4,240	(759)

Net Gain (Loss)	271,427	9,162	(488)	99	1,138,562	4,376	36,865

Net Increase (Decrease) in Net Assets Resulting from Operations	$414,950	$13,284	$1,984	$423	$1,351,731	$6,392	$68,143

138  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Fundamental IndexPLUS TR Fund	GNMA Fund	High Yield Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Period from June 30, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:

Interest, net of foreign taxes	$77,847	$25,791	$25,873	$41,360	$2,075	$9,500	$258,055
Dividends	312	58	39	233	0	21	1,772
Dividends from Affiliate investments	0	0	0	0	0	0	0
Miscellaneous income	13	101	19	17	0	0	1,097

Total Income	78,172	25,950	25,931	41,610	2,075	9,521	260,924

Expenses:

Investment advisory fees	5,881	1,888	1,786	2,795	280	606	8,758
Administration fees	5,778	1,772	2,174	3,523	143	736	10,932
Servicing fees - Class D	267	58	117	338	0	10	516
Distribution and/or servicing fees - Other Classes	1,536	328	706	1,195	0	549	9,576
Trustees’ fees	3	1	2	3	0	0	8
Interest expense/Line of credit expense	0	2	0	0	2	18	29
Miscellaneous expense	3	30	35	2	0	1	9

Total Expenses	13,468	4,079	4,820	7,856	425	1,920	29,828

Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	13,468	4,079	4,820	7,856	425	1,920	29,828

Net Investment Income	64,704	21,871	21,111	33,754	1,650	7,601	231,096

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	65,105	47	7,319	23,394	(9)	1,027	89,704
Net realized gain on Affiliate investments	0	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	6,948	6,015	20,899	(564)	2,884	(905)	(8,441)
Net realized gain (loss) on foreign currency transactions	2,401	998	(81,067)	123,240	0	0	15,282
Net change in unrealized appreciation (depreciation) on investments	120,412	11,290	(20,972)	(107,601)	(611)	1,931	(45,285)
Net change in unrealized appreciation on Affiliate investments	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	7,987	9,838	(8,918)	10,626	1,158	727	7,383
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	1,094	1,305	4,501	(14,730)	0	0	(2,253)

Net Gain (Loss)	203,947	29,493	(78,238)	34,365	3,422	2,780	56,390

Net Increase (Decrease) in Net Assets Resulting from Operations	$268,651	$51,364	$(57,127)	$68,119	$5,072	$10,381	$287,486

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  139

Statements of Operations (Cont.)

Amounts in thousands	International StocksPLUS® TR Strategy Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:

Interest, net of foreign taxes	$2,489	$887	$246,482	$7,486	$475	$433,395
Dividends	6	2	3,416	0	0	390
Miscellaneous income	0	0	82	0	0	5

Total Income	2,495	889	249,980	7,486	475	433,790

Expenses:

Investment advisory fees	353	47	17,282	417	32	18,823
Administration fees	210	53	16,136	510	42	23,786
Servicing fees - Class D	1	0	845	34	6	1,573
Distribution and/or servicing fees - Other Classes	46	19	8,171	539	21	21,955
Trustees’ fees	0	0	15	0	0	17
Interest expense	5	0	0	1	0	262
Miscellaneous expense	3	0	19	0	0	18

Total Expenses	618	119	42,468	1,501	101	66,434

Net Investment Income	1,877	770	207,512	5,985	374	367,356

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	375	(106)	5,747	(500)	8	94,878
Net realized gain (loss) on futures contracts, options and swaps	2,062	(16)	(88,676)	(2,874)	22	36,706
Net realized gain (loss) on foreign currency transactions	8,782	(22)	5,823	0	0	22,178
Net change in unrealized appreciation (depreciation) on investments	222	182	(18,285)	4,932	139	(73,050)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	7,765	129	55,523	293	15	(38,982)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,578)	46	(1,057)	0	0	506

Net Gain (Loss)	17,628	213	(40,925)	1,851	184	42,236

Net Increase in Net Assets Resulting from Operations	$19,505	$983	$166,587	$7,836	$558	$409,592

140  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	RealEstate- RealReturn Strategy Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	Total Return Mortgage Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:

Interest, net of foreign taxes	$20,510	$6,802	$74,848	$20,850	$6,237	$12,569
Dividends	0	0	0	279	42	8
Miscellaneous income	6	0	27	12	3	0

Total Income	20,516	6,802	74,875	21,141	6,282	12,577

Expenses:

Investment advisory fees	1,699	364	5,496	2,404	789	781
Administration fees	957	452	4,820	1,790	491	915
Servicing fees - Class D	14	39	221	17	2	128
Distribution and/or servicing fees - Other Classes	190	285	2,294	1,271	283	267
Trustees’ fees	1	0	5	1	0	1
Interest expense	0	2	0	0	0	4
Miscellaneous expense	8	1	6	2	1	1

Total Expenses	2,869	1,143	12,842	5,485	1,566	2,097

Net Investment Income	17,647	5,659	62,033	15,656	4,716	10,480

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	5,599	(264)	(5,466)	(5,897)	2,568	4,384
Net realized gain (loss) on futures contracts, options and swaps	104,090	(7,989)	3,737	4,889	(1,683)	(216)
Net realized gain (loss) on foreign currency transactions	128	0	(7,436)	(79)	(1,152)	0
Net change in unrealized appreciation (depreciation) on investments	(2,974)	2,610	2,574	(2,370)	64	(2,184)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	6,366	2,856	1,091	32,578	10,878	567
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(20)	0	5,295	(563)	1,164	0

Net Gain (Loss)	113,189	(2,787)	(205)	28,558	11,839	2,551

Net Increase in Net Assets Resulting from Operations	$130,836	$2,872	$61,828	$44,214	$16,555	$13,031

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  141

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		California Intermediate Municipal Bond Fund		California Municipal Bond Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$143,523	$239,263	$4,122	$6,361	$2,472	$5,026	$324	$619
Net realized gain (loss)	0	0	0	0	(1,779)	(1,250)	(36)	26
Net realized gain (loss) on Affiliate investments	35,018	(5,021)	1,705	(1,884)	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	14,957	0	358	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	1,291	(2,051)	135	(182)
Net change in unrealized appreciation (depreciation) on Affiliate investments	236,409	(22,432)	7,457	(1,768)	0	0	0	0

Net increase resulting from operations	414,950	226,767	13,284	3,067	1,984	1,725	423	463

Distributions to Shareholders:

From net investment income
Class D	(5,067)	(7,976)	(4)	0	(60)	(154)	(2)	(4)
Other Classes	(135,832)	(236,285)	(3,908)	(6,499)	(2,413)	(4,863)	(322)	(615)
From net realized capital gains
Class D	0	(701)	0	0	0	0	0	0
Other Classes	0	(20,251)	0	(100)	0	0	0	0

Total Distributions	(140,899)	(265,213)	(3,912)	(6,599)	(2,473)	(5,017)	(324)	(619)

Fund Share Transactions:

Receipts for shares sold
Class D	145,748	163,732	774	0	319	880	10	0
Other Classes	3,013,181	4,013,726	169,420	126,965	18,793	35,710	2,163	2,449
Issued as reinvestment of distributions
Class D	4,132	6,296	3	0	40	98	2	3
Other Classes	113,470	215,710	3,404	6,053	1,958	3,924	269	535
Cost of shares redeemed
Class D	(38,065)	(39,145)	0	0	(1,592)	(1,243)	0	0
Other Classes	(320,906)	(454,375)	(10,792)	(33,308)	(17,991)	(35,970)	(317)	(3,008)
Net increase (decrease) resulting from Fund share transactions	2,917,560	3,905,944	162,809	99,710	1,527	3,399	2,127	(21)
Fund Redemption Fee	128	136	2	0	2	1	1	0

Total Increase (Decrease) in Net Assets	3,191,739	3,867,634	172,183	96,178	1,040	108	2,227	(177)

Net Assets:
Beginning of period	5,710,465	1,842,831	155,020	58,842	127,217	127,109	15,830	16,007

End of period*	$8,902,204	$5,710,465	$327,203	$155,020	$128,257	$127,217	$18,057	$15,830

* Including undistributed (overdistributed) net investment income of:	$8,211	$5,587	$483	$273	$298	$299	$12	$12

142  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	CommodityRealReturn Strategy Fund®		Developing Local Markets Fund	Diversified Income Fund		Emerging Markets Bond Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period from May 31, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from :

Operations:

Net investment income	$213,169	$141,892	$2,016	$31,278	$43,537	$64,704	$65,677
Net realized gain (loss)	781,194	676,244	87	12,788	962	74,454	42,527
Net realized gain (loss) on Affiliate investments	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	357,368	(67,421)	4,289	24,077	6,388	129,493	(910)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	0	0	0

Net increase resulting from operations	1,351,731	750,715	6,392	68,143	50,887	268,651	107,294

Distributions to Shareholders:

From net investment income
Class D	(54,436)	(40,057)	(40)	(741)	(896)	(5,339)	(7,268)
Other Classes	(366,445)	(275,940)	(2,003)	(31,377)	(44,076)	(63,051)	(65,532)
From net realized capital gains
Class D	0	(9,032)	0	0	(86)	0	(6,696)
Other Classes	0	(63,370)	0	0	(3,815)	1	(61,579)

Total Distributions	(420,881)	(388,399)	(2,043)	(32,118)	(48,873)	(68,389)	(141,075)

Fund Share Transactions:

Receipts for shares sold
Class D	460,010	829,194	20,841	9,369	21,884	63,254	110,751
Other Classes	3,233,444	4,897,033	282,360	356,450	485,087	733,238	1,490,576
Issued as reinvestment of distributions
Class D	45,342	43,320	37	710	844	4,922	12,784
Other Classes	266,670	261,563	2,001	24,925	35,549	57,508	115,347
Cost of shares redeemed
Class D	(190,268)	(384,785)	(97)	(2,037)	(15,356)	(28,084)	(121,833)
Other Classes	(1,204,003)	(2,019,333)	(3,343)	(69,725)	(243,559)	(206,611)	(912,383)
Net increase (decrease) resulting from Fund share transactions	2,611,195	3,626,992	301,799	319,692	284,449	624,227	695,242
Fund Redemption Fee	265	432	2	7	8	23	51

Total Increase (Decrease) in Net Assets	3,542,310	3,989,740	306,150	355,724	286,471	824,512	661,512

Net Assets:
Beginning of period	8,097,790	4,108,050	0	1,033,588	747,117	2,116,228	1,454,716

End of period*	$11,640,100	$8,097,790	$306,150	$1,389,312	$1,033,588	$2,940,740	$2,116,228

* Including undistributed (overdistributed) net investment income of:	$416,581	$624,293	$(27)	$(4,289)	$(3,449)	$27,056	$30,742

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  143

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Fundamental Index PLUS TR Fund
	Six Months Ended September 30, 2005 (Unaudited)	Period from July 30, 2004 to March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Period from April 30, 2004 to March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period from June 30, 2005 to September 30, 2005 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$21,871	$6,166	$21,111	$7,692	$33,754	$43,216	$1,650
Net realized gain (loss)	7,060	625	(52,849)	16,930	146,070	(26,278)	2,875
Net change in unrealized appreciation (depreciation)	22,433	(2,309)	(25,389)	(15,929)	(111,705)	77,864	547

Net increase (decrease) resulting from operations	51,364	4,482	(57,127)	8,693	68,119	94,802	5,072

Distributions to Shareholders:

From net investment income
Class D	(898)	(368)	(1,173)	(447)	(3,404)	(4,232)	0
Other Classes	(25,365)	(7,730)	(18,593)	(7,162)	(27,626)	(34,122)	(139)
From net realized capital gains
Class D	0	(1)	0	(440)	0	(5,875)	0
Other Classes	0	(19)	0	(6,261)	0	(44,044)	0
Tax basis return of capital
Class D	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0

Total Distributions	(26,263)	(8,118)	(19,766)	(14,310)	(31,030)	(88,273)	(139)

Fund Share Transactions:

Receipts for shares sold
Class D	26,322	46,120	39,648	93,126	100,292	126,257	1,142
Other Classes	630,370	991,675	473,755	1,321,030	682,286	769,315	264,890
Issued as reinvestment of distributions
Class D	824	341	1,060	784	3,063	9,118	0
Other Classes	23,833	7,152	16,231	12,418	24,760	69,573	138
Cost of shares redeemed
Class D	(10,164)	(3,053)	(18,886)	(8,368)	(63,665)	(75,250)	0
Other Classes	(311,074)	(63,504)	(456,266)	(69,207)	(350,235)	(575,803)	(34)
Net increase (decrease) resulting from Fund share transactions	360,111	978,731	55,542	1,349,783	396,501	323,210	266,136
Fund Redemption Fee	6	4	12	52	64	48	0

Total Increase (Decrease) in Net Assets	385,218	975,099	(21,339)	1,344,218	433,654	329,787	271,069

Net Assets: (88,999)
Beginning of period	975,099	0	1,344,218	0	1,909,115	1,579,328	0

End of period*	$1,360,317	$975,099	$1,322,879	$1,344,218	$2,342,769	$1,909,115	$271,069

* Including undistributed (overdistributed) net investment income of:	$(5,751)	$(1,359)	$13,687	$12,342	$(137,328)	$(140,052)	$1,511

144  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	GNMA Fund		High Yield Fund		International StocksPLUS® TR Strategy Fund		Investment Grade Corporate Bond Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005

Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$7,601	$9,391	$231,096	$454,268	$1,877	$2,174	$770	$1,276
Net realized gain (loss)	122	4,401	96,545	142,356	11,219	17,945	(144)	129
Net change in unrealized appreciation (depreciation)	2,658	(4,410)	(40,155)	(124,034)	6,409	(1,295)	357	(1,173)

Net increase (decrease) resulting from operations	10,381	9,382	287,486	472,590	19,505	18,824	983	232

Distributions to Shareholders:

From net investment income
Class D	(143)	(205)	(13,728)	(26,789)	(8)	(23)	(6)	(1)
Other Classes	(8,196)	(11,134)	(221,496)	(433,393)	(542)	(17,653)	(784)	(1,270)
From net realized capital gains
Class D	0	(73)	0	0	0	(10)	0	(1)
Other Classes	0	(4,577)	0	0	0	(6,170)	0	(649)
Tax basis return of capital
Class D	0	0	0	0	0	(3)	0	0
Other Classes	0	0	0	0	0	(2,407)	0	0

Total Distributions	(8,339)	(15,989)	(235,224)	(460,182)	(550)	(26,266)	(790)	(1,921)

Fund Share Transactions:

Receipts for shares sold
Class D	1,197	5,250	139,253	212,763	1,849	439	285	183
Other Classes	39,664	435,433	1,430,031	2,633,204	21,594	234,874	12,764	27,632
Issued as reinvestment of distributions
Class D	86	186	11,288	24,479	8	33	5	2
Other Classes	7,431	14,398	171,337	318,755	535	26,183	645	1,697
Cost of shares redeemed
Class D	(1,414)	(5,918)	(93,214)	(319,270)	(31)	(202)	(91)	(16)
Other Classes	(343,542)	(255,884)	(1,091,328)	(3,696,365)	(112,954)	(61,730)	(7,500)	(23,486)
Net increase (decrease) resulting from Fund share transactions	(296,578)	193,465	567,367	(826,434)	(88,999)	199,597	6,108	6,012
Fund Redemption Fee	0	1	118	257	6	3	0	6

Total Increase (Decrease) in Net Assets	(294,536)	186,859	619,747	(813,769)	(70,038)	192,158	6,301	4,329

Net Assets: (88,999)
Beginning of period	597,454	410,595	6,586,575	7,400,344	210,828	18,670	35,404	31,075

End of period*	$302,918	$597,454	$7,206,322	$6,586,575	$140,790	$210,828	$41,705	$35,404

* Including undistributed (overdistributed) net investment income of:	$(77)	$661	$(37,914)	$(33,786)	$(262)	$(1,589)	$9	$29

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  145

Statements of Changes in Net Assets (Cont.)

Amounts in thousands	Low Duration Fund		Municipal Bond Fund		New York Municipal Bond Fund		Real Return Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005

Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$207,512	$268,432	$5,985	$12,706	$374	$621	$367,356	$379,063
Net realized gain (loss)	(77,106)	34,119	(3,374)	(1,027)	30	70	153,762	146,066
Net change in unrealized appreciation (depreciation)	36,181	(213,566)	5,225	(5,860)	154	(339)	(111,526)	(139,091)

Net increase resulting from operations	166,587	88,985	7,836	5,819	558	352	409,592	386,038

Distributions to Shareholders:

From net investment income
Class D	(10,086)	(12,946)	(459)	(880)	(64)	(96)	(29,719)	(32,198)
Other Classes	(205,982)	(276,322)	(5,100)	(11,440)	(310)	(525)	(326,148)	(359,390)
From net realized capital gains
Class D	0	(4,441)	0	0	0	0	0	(28,746)
Other Classes	0	(84,918)	0	0	0	0	(2)	(321,671)
Tax basis return of capital
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(216,068)	(378,627)	(5,559)	(12,320)	(374)	(621)	(355,869)	(742,005)

Fund Share Transactions:

Receipts for shares sold
Class D	118,541	400,123	5,992	11,647	1,994	1,212	251,835	540,527
Other Classes	2,437,067	5,566,261	32,370	71,263	4,445	6,797	2,689,721	5,588,221
Issued as reinvestment of distributions
Class D	9,502	16,284	277	592	57	83	27,779	57,232
Other Classes	178,673	308,891	3,767	7,770	212	328	258,406	547,021
Cost of shares redeemed
Class D	(185,214)	(356,162)	(3,457)	(11,392)	(500)	(950)	(238,650)	(292,235)
Other Classes	(2,771,770)	(6,736,971)	(43,884)	(113,823)	(1,514)	(6,168)	(1,893,902)	(2,988,379)
Net increase (decrease) resulting from Fund share transactions	(213,201)	(801,574)	(4,935)	(33,943)	4,694	1,302	1,095,189	3,452,387
Fund Redemption Fee	48	68	3	35	0	0	50	194

Total Increase (Decrease) in Net Assets	(262,634)	(1,091,148)	(2,655)	(40,409)	4,878	1,033	1,148,962	3,096,614

Net Assets:
Beginning of period	13,702,995	14,794,143	324,193	364,602	22,461	21,428	14,199,570	11,102,956

End of period*	$13,440,361	$13,702,995	$321,538	$324,193	$27,339	$22,461	$15,348,532	$14,199,570

* Including undistributed (overdistributed) net investment income of:	$(47,357)	$(38,801)	$1,112	$686	$(7)	$(7)	$44,206	$32,717

146  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	RealEstateRealReturn Strategy Fund		Short Duration Municipal Income Fund		Short-Term Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$17,647	$11,032	$5,659	$11,206	$62,033	$72,102
Net realized gain (loss)	109,817	44,803	(8,253)	(4,737)	(9,165)	14,202
Net change in unrealized appreciation (depreciation)	3,372	(18,614)	5,466	(5,026)	8,960	(22,837)

Net increase resulting from operations	130,836	37,221	2,872	1,443	61,828	63,467

Distributions to Shareholders:

From net investment income
Class D	(90)	(1,088)	(479)	(854)	(2,380)	(3,340)
Other Classes	(5,361)	(55,438)	(5,179)	(10,352)	(60,810)	(69,997)
From net realized capital gains
Class D	0	(55)	0	0	0	(682)
Other Classes	0	(3,804)	0	0	0	(13,095)
Tax basis return of capital
Class D	0	(21)	0	0	0	0
Other Classes	0	(19,181)	0	0	0	0

Total Distributions	(5,451)	(79,587)	(5,658)	(11,206)	(63,190)	(87,114)

Fund Share Transactions:

Receipts for shares sold
Class D	9,430	8,715	1,237	6,446	28,036	121,478
Other Classes	306,552	509,342	46,365	307,065	2,163,261	3,895,537
Issued as reinvestment of distributions
Class D	48	885	141	316	2,238	3,775
Other Classes	5,240	74,636	3,756	7,820	52,945	70,764
Cost of shares redeemed
Class D	(3,036)	(5,116)	(4,172)	(14,861)	(77,020)	(153,145)
Other Classes	(299,411)	(388,747)	(119,003)	(378,544)	(2,383,588)	(3,934,823)
Net increase (decrease) resulting from Fund share transactions	18,823	199,715	(71,676)	(71,758)	(214,128)	3,586
Fund Redemption Fee	23	28	7	4	23	60

Total Increase (Decrease) in Net Assets	144,231	157,377	(74,455)	(81,517)	(215,467)	(20,001)

Net Assets:
Beginning of period	463,645	306,268	401,230	482,747	4,234,580	4,254,581

End of period*	$607,876	$463,645	$326,775	$401,230	$4,019,113	$4,234,580

* Including undistributed (overdistributed) net investment income of:	$18,791	$6,595	$(7)	$(8)	$11,118	$12,275

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  147

Statements of Changes in Net Assets (Cont.)

	StocksPLUS® Fund		StocksPLUS® Total Return Fund		Total Return Mortgage Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$15,656	$20,036	$4,716	$5,542	$10,480	$6,844
Net realized gain (loss)	(1,087)	99,417	(267)	32,536	4,168	(187)
Net change in unrealized appreciation (depreciation)	29,645	(9,989)	12,106	(8,311)	(1,617)	(3,493)

Net increase resulting from operations	44,214	109,464	16,555	29,767	13,031	3,164

Distributions to Shareholders:

From net investment income
Class D	(151)	(585)	(28)	(10)	(1,710)	(2,476)
Other Classes	(13,544)	(87,547)	(3,817)	(5,798)	(9,362)	(5,238)
From net realized capital gains
Class D	0	0	0	(30)	0	(2,113)
Other Classes	0	0	0	(18,169)	0	(3,057)

Total Distributions	(13,695)	(88,132)	(3,845)	(24,007)	(11,072)	(12,884)

Fund Share Transactions:

Receipts for shares sold
Class D	2,940	5,585	1,408	1,233	19,097	38,976
Other Classes	287,107	783,282	84,454	504,816	35,957	466,271
Issued as reinvestment of distributions
Class D	148	576	26	40	1,639	4,383
Other Classes	12,043	81,719	3,566	22,965	8,983	7,121
Cost of shares redeemed
Class D	(2,214)	(2,335)	(281)	(367)	(17,679)	(45,488)
Other Classes	(557,727)	(1,158,607)	(266,930)	(375,908)	(125,768)	(80,562)
Net increase (decrease) resulting from Fund share transactions	(257,703)	(289,780)	(177,757)	152,779	(77,771)	390,701
Fund Redemption Fee	40	8	6	3	0	3

Total Increase (Decrease) in Net Assets	(227,144)	(268,440)	(165,041)	158,542	(75,812)	380,984

Net Assets:
Beginning of period	1,387,043	1,655,483	442,862	284,320	636,209	255,225

End of period*	$1,159,899	$1,387,043	$277,821	$442,862	$560,397	$636,209

* Including undistributed net investment income of:	$10,373	$8,412	$11,289	$10,418	$6	$598

148  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statement of Cash Flows

September 30, 2005 (Unaudited)

Amounts in thousands	All Asset All Authority Fund
Increase (Decrease) in Cash from:

Financing Activities:
Sales of Fund shares	$159,098
Redemptions of Fund shares	(10,874)
Cash distributions paid	(505)
Proceeds from financing transactions	69,001

Net increase from financing activities	216,720

Operating Activities:
Purchases of long-term securities	(356,000)
Proceeds from sales of long-term securities	149,047
Purchases of short-term securities (net)	(13,832)
Net investment income	4,122
Change in other receivables/payables (net)	(461)
Net (decrease) from operating activities	(217,124)

Net (Decrease) in Cash	(404)

Cash:
Beginning of period	405

End of period	$1

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  149

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”), 26 of which are presented herein. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the All Asset, CommodityRealReturn Strategy®, International StocksPLUS® TR Strategy, RealEstateRealReturn Strategy, StocksPLUS® and StocksPLUS® Total Return Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset, CommodityRealReturn Strategy®, International StocksPLUS® TR Strategy, RealEstateRealReturn Strategy, StocksPLUS® and StocksPLUS® Total Return Funds, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the All Asset, CommodityRealReturn Strategy®, International StocksPLUS® TR Strategy, RealEstateRealReturn Strategy, StocksPLUS® and StocksPLUS®

150  PIMCO Funds Semi-Annual Report  |  09.30.05

Total Return Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the All Asset, CommodityRealReturn Strategy®, International StocksPLUS® TR Strategy, RealEstateRealReturn Strategy, StocksPLUS® and StocksPLUS® Total Return Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Bridge Debt Commitments. At the period ended September 30, 2005, the High Yield Fund had $11,955,286 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Underlying Funds. The All Asset and All Asset All Authority Funds invest their assets in Institutional Class shares of the PIMCO Funds.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the CRRS Fund is relying on an opinion of counsel (described below) and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the CRRS Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the CRRS Fund were to fail to qualify as a regulated investment company in any year, then the CRRS Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the CRRS Fund’s earnings and profits. If the CRRS Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the CRRS Fund would be subject to the risk of diminished investment returns.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, Underlying Funds investments as described in the preceding paragraph, the All Asset and All Asset All Authority Funds would be subject to the risk of diminished investment returns if the CRRS Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of All Asset and All Asset All Authority Funds’ investments, any failure of CRRS Fund to qualify as a regulated investment company could jeopardize All Asset and All Asset All Authority Funds’ own qualification, if it thereby failed to satisfy the asset diversification requirement.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the CRRS Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the CRRS Fund has opined that certain commodity swap agreements entered into by the CRRS Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the CRRS Fund’s status as a regulated investment company. If the Service were to challenge the CRRS Fund’s position and that challenge were upheld, or if the CRRS Fund were otherwise to fail to qualify as a regulated investment company, then the CRRS Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the CRRS Fund’s earnings and profits.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

09.30.05  |  PIMCO Funds Semi-Annual Report  151

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Non-U.S. currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar	MP	–	Mexican Peso
BP	–	British Pound	NS	–	New Zealand Dollar
BR	–	Brazilian Real	NK	–	Norwegian Krone
C$	–	Canadian Dollar	PN	–	Peruvian New Sol
CK	–	Czech Koruna	PZ	–	Polish Zloty
CO	–	Colombian Peso	RP	–	Indian Rupee
CP	–	Chilean Peso	RR	–	Russian Ruble
CY	–	Chinese Yuan Renminbi	S$	–	Singapore Dollar
DK	–	Danish Krone	SF	–	Swiss Franc
EC	–	Euro	SK	–	Swedish Krona
H$	–	Hong Kong Dollar	SR	–	South African Rand
IR	–	Indonesian Rupiah	SV	–	Slovakian Koruna
IS	–	Israeli Shekel	T$	–	Taiwan Dollar
JY	–	Japanese Yen	TB	–	Thai Baht
KW	–	South Korean Won	TL	–	Turkish Lira

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2005, the High Yield Fund had unfunded loan commitments of $4,950,000.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as

152  PIMCO Funds Semi-Annual Report  |  09.30.05

a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset Fund invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund based on average daily net assets.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.20	%(1)	0.05%	0.05%	0.45%	0.45%	N/A
All Asset All Authority Fund	0.25	%(2)	0.05%	N/A	0.45%	0.45%	N/A
California Intermediate Municipal Bond Fund	0.25%		0.22%	0.22%	0.35%	0.35%	N/A
California Municipal Bond Fund	0.25%		0.22%	0.22%	0.35%	0.35%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A
Developing Local Markets Fund	0.45%		0.50%	N/A	0.65%	0.65%	N/A
Diversified Income Fund	0.45%		0.30%	0.30%	0.45%	0.45%	N/A
Emerging Markets Bond Fund	0.45%		0.40%	0.40%	0.55%	0.55%	N/A
Floating Income Fund	0.30%		0.25%	N/A	0.40%	0.40%	N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%	N/A	0.45%	0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%	0.45%	0.45%
Fundamental IndexPLUS TR Fund	0.54	%(3)	0.25%	0.25%	0.40%	0.40%	N/A
GNMA Fund	0.25%		0.25%	N/A	0.40%	0.40%	N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%	0.40%	0.40%
International StocksPLUS® TR Strategy Fund	0.55%		0.30%	N/A	0.55%	0.55%	N/A
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%	0.40%	N/A

154  PIMCO Funds Semi-Annual Report  |  09.30.05

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
Low Duration Fund	0.25%	0.18%	0.18%	0.40%		0.25%		0.40%
Municipal Bond Fund	0.25%	0.24%	0.24%	0.35%		0.35%		N/A
New York Municipal Bond Fund	0.25%	0.22%	N/A	0.35%		0.35%		N/A
Real Return Fund	0.25%	0.20%	0.20%	0.40%		0.40%		0.40%
RealEstateRealReturn Strategy Fund	0.49%	0.25%	N/A	0.50%		0.50%		N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35	%(4)	0.35	%(4)	N/A
Short-Term Fund	0.25%	0.20%	0.20%	0.35	%(4)	0.25%		0.35	%(4)
StocksPLUS® Fund	0.40%	0.25%	0.25%	0.40%		0.40%		0.40%
StocksPLUS® Total Return Fund	0.49%	0.25%	N/A	0.45%		0.45%		N/A
Total Return Mortgage Fund	0.25%	0.25%	0.25%	0.40%		0.40%		N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceeding 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(2)	PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceeding 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.
(4)	Effective December 22, 2004, PIMCO has contractually agreed, until March 31, 2006, to waive 0.05% of the administrative fees for the Class A, B, C, D and R Shares of the Fund.

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration, Municipal Bond, Real Return and StocksPLUS® Funds	0.50%	0.25%
Money Market Fund	—	0.10%
Short Duration Municipal Income and Short-Term Funds	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

Effective December 22, 2004, AGID has contractually agreed for the past and current fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A, B, C and D
Short-Term Fund	A, B, C and R

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $8,858,992 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, Developing Local Markets, Floating Income, Foreign Bond (Unhedged), Fundamental IndexPLUS TR and RealEstateRealReturn Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin. Class	Class A	Class B	ClassC	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
Developing Local Markets Fund	0.95%	—	1.35%	—	2.10%	1.35%
Floating Income Fund	0.55%	—	0.95%	—	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	—	0.95%	—	1.70%	0.95%
Fundamental IndexPLUS TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
RealEstateRealReturn Strategy Fund	0.74%	—	1.24%	1.99%	1.99%	1.24%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	09/30/2005
All Asset All Authority Fund	$74	$0	$0
Developing Local Markets Fund	N/A	N/A	0
Floating Income Fund	N/A	22	0
Foreign Bond Fund (Unhedged)	N/A	20	0
Fundamental IndexPLUS TR Fund	N/A	N/A	0
RealEstateRealReturn Strategy Fund	8	0	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Risk Factors of the All Asset and All Asset All Authority Funds

Investing in the Underlying Funds through the All Asset and All Asset All Authority Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset and All Asset All Authority Funds wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the All Asset and All Asset All Authority Funds may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions and various other investment vehicles, each with inherent risks.

156  PIMCO Funds Semi-Annual Report  |  09.30.05

5. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$5,930,202	$3,065,779
All Asset All Authority Fund	0	0	358,456	149,593
California Intermediate Municipal Bond Fund	0	0	98,121	95,744
California Municipal Bond Fund	0	0	10,171	8,438
CommodityRealReturn Strategy Fund®	10,686,231	7,713,054	4,974,275	2,455,742
Developing Local Markets Fund	2,449	0	87,496	1,103
Diversified Income Fund	351,417	275,602	377,692	260,504
Emerging Markets Bond Fund	212,048	228,829	3,462,477	2,818,597
Floating Income Fund	151,211	71,422	371,377	190,194
Foreign Bond Fund (Unhedged)	1,572,738	1,093,939	2,109,275	1,743,813
Foreign Bond Fund (U.S. Dollar-Hedged)	5,170,011	4,250,306	2,739,352	2,325,163
Fundamental IndexPLUS TR Fund	99,925	10,531	63,897	4,128
GNMA Fund	3,586,205	3,659,498	0	1,043
High Yield Fund	1,342,204	1,256,907	3,554,622	2,826,940
International StocksPLUS® TR Strategy Fund	646,082	607,625	15,732	19,567
Investment Grade Corporate Bond Fund	15,729	11,016	12,185	14,585
Low Duration Fund	2,762,477	2,157,015	2,591,334	766,445
Municipal Bond Fund	3,996	3,994	77,909	86,891
New York Municipal Bond Fund	0	0	12,089	6,733
Real Return Fund	30,593,924	28,633,128	440,940	421,122
RealEstateRealReturn Strategy Fund	1,125,185	982,265	20,290	5,638
Short Duration Municipal Income Fund	0	0	146,084	216,908
Short-Term Fund	2,553,123	2,491,905	868,629	589,607
StocksPLUS® Fund	814,883	849,265	176,076	241,051
StocksPLUS® Total Return Fund	455,245	473,451	41,932	52,093
Total Return Mortgage Fund	3,281,317	3,264,400	86,476	18,715

6. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$6,108
High Yield Fund	3,810	0
Real Return Fund	0	213,402

7. Line of Credit

On October 31, 2003, the All Asset All Authority Fund entered into a revolving credit agreement with Citibank N.A. Under this agreement, there is a maximum available commitment amount equal to $100 million. The initial available commitment amount is $5 million, and may be increased upon written request in amounts at least equal to $5 million. Borrowings under this agreement bear interest at a specified spread above the daily Federal Funds Rate, plus a commitment fee on the average daily unused balance of the available commitment. The daily unused balance refers to the available commitment then in effect minus the outstanding principal amount of advances. Borrowings outstanding as of September 30, 2005 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2005, the All Asset All Authority Fund was paying interest at 4.57%. Interest and commitment fees paid by the All Asset All Authority Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations.

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

The All Asset All Authority Fund’s borrowing activity under the agreement for the period ended September 30, 2005, was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Commitment Fees	Outstanding Principal as of September 30, 2005
$ 28,132	$32,521	$1,653	$6	$125,000

8. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Fund	$318,812	$(22,484)	$296,328
All Asset All Authority Fund	9,133	(1,944)	7,189
California Intermediate Municipal Bond Fund	3,674	(244)	3,430
California Municipal Bond Fund	587	(25)	562
CommodityRealReturn Strategy Fund®	89,850	(52,765)	37,085
Developing Local Markets Fund	87	(69)	18
Diversified Income Fund	47,880	(9,770)	38,110
Emerging Markets Bond Fund	170,057	(2,150)	167,907
Floating Income Fund	12,622	(3,329)	9,293
Foreign Bond Fund (Unhedged)	3,874	(26,873)	(22,999)
Foreign Bond Fund (U.S. Dollar-Hedged)	105,760	(41,377)	64,383
Fundamental IndexPLUS TR Fund	49	(660)	(611)
GNMA Fund	157	(3,304)	(3,147)
High Yield Fund	265,353	(99,730)	(165,623)
International StocksPLUS® TR Strategy Fund	851	(900)	(49)
Investment Grade Corporate Bond Fund	404	(473)	(69)
Low Duration Fund	15,554	(77,505)	(61,951)
Municipal Bond Fund	15,209	(2,010)	13,199
New York Municipal Bond Fund	519	(120)	399
Real Return Fund	395,482	(56,976)	338,506
RealEstateRealReturn Strategy Fund	5,534	(2,166)	3,368
Short Duration Municipal Income Fund	2,261	(3,272)	(1,011)
Short-Term Fund	6,334	(6,946)	(612)
StocksPLUS® Fund	3,775	(2,594)	1,181
StocksPLUS® Total Return Fund	1,209	(1,589)	(380)
Total Return Mortgage Fund	448	(5,451)	(5,003)

9. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2005 (amounts in thousands):

All Asset Fund

Underlying Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value September 30, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$397,398	$320,591	$339,074	$66,380	$427,948	$19,398	$20,922
Convertible Fund	42,311	613	2,000	1,247	42,211	613	(82)
Developing Local Markets Fund	0	229,045	0	4,087	233,132	1,709	0
Emerging Markets Bond Fund	694,638	378,393	71,579	81,840	1,075,617	25,607	530
European Convertible Fund	108,410	3,636	47,749	2,707	62,727	1,942	(840)
Floating Income Fund	528,457	400,629	167,627	11,646	776,685	15,836	628
Foreign Bond (Unhedged) Fund	379,767	122,318	266,299	(8,105)	218,082	5,283	(12,213)
Fundamental IndexPLUS Fund	0	42,748	0	1,312	44,060	103	0
Fundamental IndexPLUS TR Fund	0	237,011	0	4,710	241,721	125	0
GNMA Fund	373,471	27,318	291,855	294	110,553	4,902	(1,193)
High Yield Fund	374,592	546,238	30,669	9,078	895,731	24,768	(428)
International StocksPLUS® TR Strategy Fund	195,837	2,299	107,924	15,288	105,538	443	(4,321)
Long-Term U.S. Government Fund	104,911	1,102,955	121,839	(10,982)	1,079,248	4,966	2,160

158  PIMCO Funds Semi-Annual Report  |  09.30.05

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Underlying Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value September 30, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
Low Duration Fund	$11,060	$31,665	$37,338	$(32)	$5,346	$104	$(70)
Real Return Fund	469,751	531,419	114,035	10,030	894,656	16,181	276
Real Return Asset Fund	494,686	992,022	178,451	26,366	1,322,318	23,914	3,633
RealEstateRealReturn Strategy Fund	343,912	231,985	251,407	66,459	422,562	4,205	17,708
Short-Term Fund	0	428,591	420,767	(8)	7,577	1,300	(240)
StocksPLUS® Fund	225,358	78,378	295,122	471	7,108	542	3,376
StocksPLUS® Total Return Fund	255,480	1,482	154,653	16,898	106,206	1,482	5,211
Total Return Fund	288,184	203,576	67,063	(1,300)	426,589	5,763	369
Total Return Mortgage Fund	372,893	17,290	100,328	(2,058)	291,351	6,387	(408)

Total	$5,661,116	$5,930,202	$3,065,779	$296,328	$8,796,966	$165,573	$35,018

All Asset All Authority Fund

Underlying Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value September 30, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$7,554	$17,746	$14,322	$1,848	$12,794	$577	$694
Convertible Fund	3,440	6	2,981	25	437	6	(71)
Developing Local Markets Fund	0	8,898	0	151	9,049	67	0
Emerging Markets Bond Fund	19,634	23,627	6,051	2,449	39,600	824	28
European Convertible Fund	2,241	19	1,612	3	625	19	(14)
European StocksPLUS® TR Strategy Fund	666	0	666	0	0	0	(1)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	4,962	9	4,360	155	723	9	7
Floating Income Fund	24,908	37,886	20,242	379	43,117	581	45
Foreign Bond (Unhedged) Fund	14,475	8,526	14,553	(241)	7,718	214	(548)
Fundamental IndexPLUS TR Fund	0	10,596	0	144	10,740	6	0
Global Bond Fund (Unhedged) Fund	0	230	0	(4)	226	2	0
GNMA Fund	12,234	718	12,449	5	556	118	(16)
High Yield Fund	13,659	34,101	5,284	201	42,670	1,019	(115)
Japanese StocksPLUS® TR Strategy Fund	5,681	215	3,518	616	3,001	12	(64)
Long-Term U.S. Government Fund	4,321	66,036	5,404	(764)	64,374	262	89
Low Duration Fund	1	0	0	0	1	0	0
Real Return Fund	20,628	22,130	9,325	366	33,843	594	96
Real Return Asset Fund	22,902	56,626	14,649	746	65,666	1,085	364
RealEstateRealReturn Strategy Fund	17,013	8,272	17,072	2,044	12,430	131	1,308
StocksPLUS® Total Return Fund	2,833	0	2,826	0	1	0	111
StocksPLUS® TR Short Strategy Fund	0	39,530	5,924	(775)	32,639	48	(192)
Total Return Fund	10,331	20,315	3,016	(103)	27,631	215	4
Total Return Mortgage Fund	11,834	2,970	5,339	(56)	9,502	215	(20)

Total	$199,317	$358,456	$149,593	$7,189	$417,343	$6,004	$1,705

09.30.05  |  PIMCO Funds Semi-Annual Report  159

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

10. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				California Intermediate Municipal Bond Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	11,198	$145,748	12,863	$163,732	70	$774	0	$0	33	$319	88	$880
Other Classes	232,331	3,013,181	317,376	4,013,726	15,330	169,420	11,960	126,965	1,885	18,793	3,551	35,710
Issued as reinvestment of distributions
Class D	316	4,132	497	6,296	0	3	0	0	4	40	10	98
Other Classes	8,663	113,470	17,004	215,710	306	3,404	570	6,053	196	1,958	391	3,924
Cost of shares redeemed
Class D	(2,952)	(38,065)	(3,126)	(39,145)	0	0	0	0	(160)	(1,592)	(124)	(1,243)
Other Classes	(24,679)	(320,906)	(36,178)	(454,375)	(983)	(10,792)	(3,232)	(33,308)	(1,806)	(17,991)	(3,585)	(35,970)

Net increase (decrease) resulting from Fund share transactions	224,877	$2,917,560	308,436	$3,905,944	14,723	$162,809	9,298	$99,710	152	$1,527	331	$3,399

	Emerging Markets Bond Fund				Floating Income Fund				Foreign Bond Fund (Unhedged)
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Period from 07/30/2004 to 03/31/2005		Six Months Ended 09/30/2005		Period from 07/30/2004 to 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	5,716	$63,254	10,434	$110,751	2,555	$26,322	4,526	$46,120	3,736	$39,648	8,569	$93,126
Other Classes	66,746	733,238	141,121	1,490,576	61,585	630,370	97,120	991,675	44,642	473,755	121,494	1,321,030
Issued as reinvestment of distributions
Class D	441	4,922	1,203	12,784	80	824	33	341	101	1,060	71	784
Other Classes	5,155	57,508	10,828	115,347	2,317	23,833	699	7,152	1,543	16,231	1,128	12,418
Cost of shares redeemed
Class D	(2,561)	(28,084)	(11,858)	(121,833)	(992)	(10,164)	(298)	(3,053)	(1,787)	(18,886)	(763)	(8,368)
Other Classes	(18,629)	(206,611)	(87,312)	(912,383)	(30,252)	(311,074)	(6,223)	(63,504)	(43,466)	(456,266)	(6,357)	(69,207)

Net increase (decrease) resulting from Fund share transactions	56,868	$624,227	64,416	$695,242	35,293	$360,111	95,857	$978,731	4,769	$55,542	124,142	$1,349,783

160  PIMCO Funds Semi-Annual Report  |  09.30.05

	California Municipal Bond Fund				CommodityRealReturn Strategy Fund®				Developing Local Markets Fund		Diversified Income Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Period from 05/31/2005 to 09/30/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	1	$10	0	$0	28,559	$460,010	54,233	$829,194	2,037	$20,841	846	$9,369	2,039	$21,884
Other Classes	209	2,163	240	2,449	201,470	3,233,444	320,779	4,897,033	28,177	282,360	32,228	356,450	44,822	485,087

Issued as reinvestment of distributions
Class D	0	2	0	3	2,667	45,342	2,885	43,320	4	37	64	710	78	844
Other Classes	25	269	52	535	15,684	266,670	17,423	261,563	198	2,001	2,242	24,925	3,287	35,549

Cost of shares redeemed
Class D	0	0	0	0	(11,814)	(190,268)	(25,460)	(384,785)	(10)	(97)	(184)	(2,037)	(1,480)	(15,356)
Other Classes	(31)	(317)	(293)	(3,008)	(74,275)	(1,204,003)	(133,273)	(2,019,333)	(333)	(3,343)	(6,298)	(69,725)	(22,588)	(243,559)

Net increase (decrease) resulting from Fund share transactions Receipts for shares sold Class D	204	$2,127	(1)	$(21)	162,291	$2,611,195	236,587	$3,626,992	30,073	$301,799	28,898	$319,692	26,158	$284,449

	Foreign Bond Fund (U.S. Dollar-Hedged)				Fundamental IndexPLUS TR Fund		GNMA Fund				High Yield Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Period from 06/30/2005 to 09/30/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	9,354	$100,292	12,017	$126,257	112	$1,142	108	$1,197	475	$5,250	14,184	$139,253	22,014	$212,763
Other Classes	63,750	682,286	73,086	769,315	26,327	264,890	3,576	39,664	39,274	435,433	146,330	1,430,031	271,776	2,633,204

Issued as reinvestment of distributions
Class D	285	3,063	868	9,118	0	0	8	86	17	186	1,152	11,288	2,524	24,479
Other Classes	2,305	24,760	6,622	69,573	14	138	670	7,431	1,301	14,398	17,481	171,337	32,845	318,755

Cost of shares redeemed
Class D	(5,941)	(63,665)	(7,167)	(75,250)	0	0	(128)	(1,414)	(534)	(5,918)	(9,549)	(93,214)	(33,046)	(319,270)
Other Classes	(32,670)	(350,235)	(54,821)	(575,803)	(3)	(34)	(31,029)	(343,542)	(23,281)	(255,884)	(111,927)	(1,091,328)	(380,868)	(3,696,365)

Net increase (decrease) resulting from Fund share transactions	37,083	$396,501	30,605	$323,210	26,450	$266,136	(26,795)	$(296,578)	17,252	$193,465	57,671	$567,367	(84,755)	$(826,434)

09.30.05  |  PIMCO Funds Semi-Annual Report  161

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

10. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	International StocksPLUS ® TR Strategy Fund				Investment Grade Corporate Bond Fund				Low Duration Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	162	$1,849	41	$439	28	$285	17	$183	11,701	$118,541	39,170	$400,123
Other Classes	1,940	21,594	21,690	234,874	1,214	12,764	2,600	27,632	240,641	2,437,067	544,961	5,566,261

Issued as reinvestment of distributions
Class D	1	8	3	33	0	5	0	2	938	9,502	1,595	16,284
Other Classes	45	535	2,518	26,183	62	645	160	1,697	17,645	178,673	30,254	308,891

Cost of shares redeemed
Class D	(3)	(31)	(19)	(202)	(9)	(91)	(1)	(16)	(18,288)	(185,214)	(34,890)	(356,162)
Other Classes	(10,842)	(112,954)	(5,744)	(61,730)	(714)	(7,500)	(2,224)	(23,486)	(273,590)	(2,771,770)	(659,787)	(6,736,971)

Net increase (decrease) resulting from Fund share transactions	(8,697)	$(88,999)	18,489	$199,597	581	$6,108	552	$6,012	(20,953)	$(213,201)	(78,697)	$(801,574)

	Short Duration Municipal Income Fund				Short-Term Fund				StocksPLUS® Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	126	$1,237	639	$6,446	2,798	$28,036	12,098	$121,478	308	$2,940	587	$5,585
Other Classes	4,686	46,365	30,459	307,065	215,853	2,163,261	387,942	3,895,537	29,364	287,107	82,063	783,282

Issued as reinvestment of distributions
Class D	14	141	31	316	223	2,238	376	3,775	15	148	61	576
Other Classes	381	3,756	778	7,820	5,283	52,945	7,052	70,764	1,235	12,043	8,553	81,719

Cost of shares redeemed
Class D	(422)	(4,172)	(1,472)	(14,861)	(7,686)	(77,020)	(15,252)	(153,145)	(230)	(2,214)	(249)	(2,335)
Other Classes	(12,031)	(119,003)	(37,607)	(378,544)	(237,875)	(2,383,588)	(391,915)	(3,934,823)	(57,778)	(557,727)	(119,988)	(1,158,607)

Net increase (decrease) resulting from Fund share transactions	(7,246)	$(71,676)	(7,172)	$(71,758)	(21,404)	$(214,128)	301	$3,586	(27,086)	$(257,703)	(28,973)	$(289,780)

162  PIMCO Funds Semi-Annual Report  |  09.30.05

	Municipal Bond Fund				New York Municipal Bond Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	586	$5,992	1,146	$11,647	183	$1,994	113	$1,212
Other Classes	3,167	32,370	7,013	71,263	409	4,445	629	6,797
Issued as reinvestment of distributions
Class D	27	277	58	592	5	57	8	83
Other Classes	368	3,767	766	7,770	19	212	31	328
Cost of shares redeemed
Class D	(338)	(3,457)	(1,122)	(11,392)	(46)	(500)	(89)	(950)
Other Classes	(4,293)	(43,884)	(11,222)	(113,823)	(139)	(1,514)	(577)	(6,168)

Net increase (decrease) resulting from Fund share transactions	(483)	$(4,935)	(3,361)	$(33,943)	431	$4,694	115	$1,302

	Real Return Fund				RealEstateRealReturn Strategy Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	21,927	$251,835	47,192	$540,527	879	$9,430	823	$8,715
Other Classes	234,633	2,689,721	488,632	5,588,221	31,160	306,552	51,002	509,342
Issued as reinvestment of distributions
Class D	2,408	27,779	5,011	57,232	4	48	87	885
Other Classes	22,399	258,406	47,890	547,021	480	5,240	7,248	74,636
Cost of shares redeemed
Class D	(20,791)	(238,650)	(25,637)	(292,235)	(290)	(3,036)	(487)	(5,116)
Other Classes	(164,960)	(1,893,902)	(262,171)	(2,988,379)	(27,641)	(299,411)	(34,413)	(388,747)

Net increase (decrease) resulting from Fund share transactions	95,616	$1,095,189	300,917	$3,452,387	4,592	$18,823	24,260	$199,715

	StocksPLUS® Total Return Fund				Total Return Mortgage Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	109	$1,408	100	$1,233	1,783	$19,097	3,619	$38,976
Other Classes	6,545	84,454	41,516	504,816	3,354	35,957	43,396	466,271
Issued as reinvestment of distributions
Class D	2	26	3	40	153	1,639	408	4,383
Other Classes	276	3,566	1,803	22,965	838	8,983	664	7,121
Cost of shares redeemed
Class D	(22)	(281)	(30)	(367)	(1,651)	(17,679)	(4,243)	(45,488)
Other Classes	(21,237)	(266,930)	(31,019)	(375,908)	(11,740)	(125,768)	(7,522)	(80,562)

Net increase (decrease) resulting from Fund share transactions	(14,327)	$(177,757)	12,373	$152,779	(7,263)	$(77,771)	36,322	$390,701

09.30.05  |  PIMCO Funds Semi-Annual Report  163

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

11. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	California Intermediate Municipal Bond Fund		California Municipal Bond Fund		CommodityRealReturn Strategy Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	88	$100	28	$32	6,564	$0	$1,497
Sales	143	75	51	50	13,154	315,600	3,524
Closing Buys	(143)	(100)	(51)	(58)	0	0	0
Expirations	(88)	(75)	(28)	(24)	(15,633)	(315,600)	(3,776)
Exercised	0	0	0	0	0	0	0

Balance at 09/30/2005	0	$0	0	$0	4,085	$0	$1,245

	Diversified Income Fund			Emerging Markets Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount	Premium	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	1,862	$0	$494	$0	$0	1,418	$0	$377
Sales	708	113,200	239	508,600	687	1,362	204,800	442
Closing Buys	(2,216)	0	(537)	(254,300)	(280)	(2,099)	0	(460)
Expirations	(354)	(113,200)	(196)	(254,300)	(407)	(681)	(204,800)	(359)
Exercised	0	0	0	0	0	0	0	0

Balance at 09/30/2005	0	$0	$0	$0	$0	0	$0	$0

	Foreign Bond Fund (Unhedged)					Foreign Bond Fund (U.S. Dollar-Hedged)					Fundamental IndexPLUS TR Fund
	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $	Notional Amount in BP		Premium	# of Contracts	Notional Amount in BP		Premium
Balance at 03/31/2005	1,440	$23,500	BP	0	$318	1,811	$85,700	BP	0	$2,673	0	BP	0	$0
Sales	1,987	5,000		4,500	751	3,587	5,000		8,800	1,480	745		5,100	188
Closing Buys	(556)	(11,364)		(4,500)	(414)	(900)	(20,100)		(8,800)	(1,061)	0		0	0
Expirations	(2,270)	(12,000)		0	(545)	(3,890)	(52,700)		0	(2,468)	0		0	0
Exercised	(361)	(136)		0	0	(608)	0		0	(230)	0		0	0

Balance at 09/30/2005	240	$5,000	BP	0	$110	0	$17,900	BP	0	$394	745	BP	5,100	$188

	GNMA Fund			High Yield Fund			International StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount in $	Notional Amount in EC		Premium
Balance at 03/31/2005	920	$50,000	$989	6,482	$25,000	$1,730	243	$0	EC	0	$92
Sales	0	0	0	25,755	113,600	7,240	112	1,200		2,200	61
Closing Buys	(854)	0	(256)	(9,357)	(12,500)	(3,215)	(43)	0		0	(16)
Expirations	0	0	0	(9,916)	(12,500)	(2,285)	(237)	(1,200)		0	(94)
Exercised	(66)	0	(10)	0	0	0	(47)	0		0	(13)

Balance at 09/30/2005	0	$50,000	$723	12,964	$113,600	$3,470	28	$0	EC	2,200	$30

	Investment Grade Corporate Bond Fund			Low Duration Fund			Municipal Bond Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Premium
Balance at 03/31/2005	50	$1,000	$15	$0	$0	$0	284	$323
Sales	106	6,000	38	18,323	55,700	5,105	568	243
Closing Buys	(56)	(2,000)	(19)	(7,524)	0	(2,323)	(852)	(566)
Expirations	(54)	(5,000)	(19)	0	0	0	0	0
Exercised	0	0	0	0	0	0	0	0

Balance at 09/30/2005	46	$0	$15	$10,799	$55,700	$2,782	0	$0

	New York Municipal Bond Fund		Real Return Fund			RealEstateRealReturn Strategy Fund
	# of Contracts	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	27	$31	10,512	$400,000	$8,091	360	$0	$80
Sales	236	86	17,872	479,000	4,763	1,076	22,000	255
Closing Buys	(231)	(102)	(23,870)	(879,000)	(11,434)	(616)	0	(109)
Expirations	0	0	0	0	0	(383)	(22,000)	(114)
Exercised	0	0	(769)	0	(170)	(142)	0	(30)

Balance at 09/30/2005	32	$15	3,745	$0	$1,250	295	$0	$82

164  PIMCO Funds Semi-Annual Report  |  09.30.05

	Short Duration Municipal Income Fund		Short-Term Fund			StocksPLUS® Fund
	# of Contracts	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount In BP		Premium
Balance at 03/31/2005	218	$248	378	$18,500	$169	1,213	BP	0	$511
Sales	1,989	717	0	1,692,800	2,507	6,846		4,700	1,472
Closing Buys	(2,004)	(871)	0	0	0	(434)		0	(121)
Expirations	0	0	0	(1,692,800)	(2,507)	(4,948)		0	(1,092)
Exercised	0	0	0	0	0	(1,837)		0	(551)

Balance at 09/30/2005	203	$94	378	$18,500	$169	840	BP	4,700	$219

	StocksPLUS® Total Return Fund				Total Return Mortgage Fund
	# of Contracts	Notional Amount in BP		Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	755	BP	0	$367	768	$20,000	$479
Sales	747		5,400	232	0	11,400	161
Closing Buys	(263)		0	(149)	(699)	0	(180)
Expirations	(940)		0	(350)	0	0	0
Exercised	(27)		0	(7)	(69)	0	(10)

Balance at 09/30/2005	272	BP	5,400	$93	0	$31,400	$450

12. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$6,108
High Yield Fund	3,810	0
Real Return Fund	0	213,402

13. Subsequent Events

Effective October 1, 2005, the following Funds have new advisory and/or administrative fee rates:

Advisory Fees:

Fund Name	Classes	Current		New
California Intermediate Municipal Bond Fund	All	0.25%		0.225%
California Municipal Bond Fund	All	0.25%		0.225%
Municipal Bond Fund	All	0.25%		0.225%
New York Municipal Bond Fund	All	0.25%		0.225%
StocksPLUS® Fund	All	0.40%		0.35%
Administrative Fees:

Fund Name	Classes	Current		New
All Asset Fund	A, B, C and D	0.45%		0.40%
All Asset All Authority Fund	A, C and D	0.45%		0.40%
Developing Local Markets Fund	Institutional A, C and D	0.50 0.65	% %	0.40 0.55	% %
International StocksPLUS® TR Strategy Fund	A, B, C and D	0.55%		0.45%
Low Duration Fund	A, B, C and R	0.40%		0.35%
RealEstateRealReturn Strategy Fund	A, B, C and D	0.50%		0.45%
StocksPLUS® Total Return Fund	A, B, C and D	0.45%		0.40%

14. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor

09.30.05  |  PIMCO Funds Semi-Annual Report  165

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

166  PIMCO Funds Semi-Annual Report  |  09.30.05

Approval of Renewal of Investment Advisory Contract, Administration

Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

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Approval of Renewal of Investment Advisory Contract, Administration

Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

168  PIMCO Funds Semi-Annual Report  |  09.30.05

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

09.30.05  |  PIMCO Funds Semi-Annual Report  169

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Investment Sub-Adviser (All Asset and All Asset All Authority Funds only)	Research Affiliates, Inc., 800 E. Colorado Boulevard, Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Developing Local Markets

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO California Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn

Strategy®

PIMCO RealEstateRealReturn Strategy

Equity-Related

PIMCO StocksPLUS®

PIMCO StocksPLUS® Total Return

PIMCO International StocksPLUS®

TR Strategy

PIMCO Fundamental IndexPLUS TR

Asset Allocation (Tactical)

PIMCO All Asset

PIMCO All Asset All Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

OCC Core Equity

PEA Equity Premium Strategy

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

International Stock

NACM Global

RCM Global Small-Cap

RCM International

Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Global Healthcare

RCM Biotechnology

RCM Global Technology

www.allianzinvestors.com

*	As of 9/30/05 according to SimFunds.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read the prospectus carefully before you invest or send money.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ020SA_13265

Semi-Annual Report	PIMCO Funds
September 30, 2005
Total Return Funds

Total Return Fund

Share Classes	Total Return Fund II

Institutional and Administrative	Total Return Fund III

Contents

Chairman’s Letter	1
Important Information About the Funds	2-3
Financial Highlights	10-15
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	43-52
Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement	53-55

Fund	Fund Summary
Total Return Fund	4
Total Return Fund II	6
Total Return Fund III	8

Fund	Schedules of Investments
Total Return Fund	19*
Total Return Fund II	30
Total Return Fund III	35

*	This report incorporates a Summary Schedule of Investments for the Total Return Fund.

A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at (866) 744-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

The Semi-Annual Reports for other PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Semi-Annual Report for the PIMCO Funds Total Return Funds. At the end of the fiscal half-year on September 30, 2005, PIMCO Funds net assets stood at approximately $194 billion. During the six-month reporting period, PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our web site at www.allianzinvestors.com or our investment manager’s web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

September 30, 2005  |  PIMCO Total Return Funds Semi-Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of many bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semi-Annual Report, the Total Return Investment Performance Table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Intermediate Investment Grade Debt Fund Averages, which is calculated by Lipper, Inc., a Reuters Company, represent the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class Shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class Shares. The Administrative Class Shares were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investment in the Funds.

2  PIMCO Total Return Funds Semi-Annual Report  |  September 30, 2005

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from April 1, 2005 to September 30, 2005.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

September 30, 2005  |  PIMCO Total Return Funds Semi-Annual Report  3

PIMCO Total Return Fund Performance Summary

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	5 Years	10 Years	Inception (05/11/87)**
Total Return Fund Institutional Class	2.71%	3.80%	7.50%	7.43%	8.65%
Total Return Fund Administrative Class	2.58%	3.55%	7.23%	7.17%	8.38%
Lehman Brothers Aggregate Bond Index	2.31%	2.80%	6.62%	6.55%	7.79%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%	2.42%	5.99%	5.74%	7.18%

*	Cumulative return. All Fund returns are net of fees and expenses.
**	The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,027.10	$1,025.80	$1,022.91	$1,021.66
Expenses Paid During Period†	$2.19	$3.45	$2.18	$3.45

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SECTOR BREAKDOWN‡

U.S. Government Agencies	45.3%
Short-Term Instruments	38.2%
Corporate Bonds & Notes	3.9%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	2.8%
Other	6.6%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PTTRX

Administrative Class: PTRAX

4  PIMCO Total Return Funds Semi-Annual Report  |  September 30, 2005

PIMCO Total Return Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Total Return Fund Institutional Class	Lehman Brothers Aggregate Bond Index
05/31/1987	5,000,000	5,000,000
06/30/1987	5,063,956	5,068,813
07/31/1987	5,051,390	5,064,918
08/31/1987	5,039,534	5,037,815
09/30/1987	4,913,547	4,930,538
10/31/1987	5,070,060	5,106,141
11/30/1987	5,107,024	5,147,040
12/31/1987	5,153,726	5,217,151
01/31/1988	5,364,621	5,400,545
02/29/1988	5,425,978	5,464,652
03/31/1988	5,377,483	5,413,367
04/30/1988	5,349,895	5,384,153
05/31/1988	5,323,746	5,347,962
06/30/1988	5,451,097	5,476,986
07/31/1988	5,444,079	5,448,260
08/31/1988	5,470,463	5,462,542
09/30/1988	5,574,381	5,586,211
10/31/1988	5,662,479	5,691,379
11/30/1988	5,612,027	5,622,241
12/31/1988	5,637,131	5,628,571
01/31/1989	5,706,918	5,709,556
02/28/1989	5,670,892	5,668,171
03/31/1989	5,697,790	5,692,677
04/30/1989	5,825,551	5,811,802
05/31/1989	5,967,305	5,964,522
06/30/1989	6,168,244	6,146,131
07/31/1989	6,298,843	6,276,779
08/31/1989	6,190,418	6,183,783
09/30/1989	6,221,536	6,215,431
10/31/1989	6,371,017	6,368,476
11/30/1989	6,426,949	6,429,174
12/31/1989	6,440,083	6,446,378
01/31/1990	6,332,594	6,369,774
02/28/1990	6,349,652	6,390,386
03/31/1990	6,344,778	6,395,092
04/30/1990	6,255,058	6,336,504
05/31/1990	6,460,283	6,524,117
06/30/1990	6,569,705	6,628,798
07/31/1990	6,676,661	6,720,495
08/31/1990	6,571,662	6,630,745
09/30/1990	6,578,458	6,685,601
10/31/1990	6,669,789	6,770,482
11/30/1990	6,838,024	6,916,223
12/31/1990	6,958,354	7,023,987
01/31/1991	7,027,903	7,110,815
02/28/1991	7,126,178	7,171,514
03/31/1991	7,216,808	7,220,852
04/30/1991	7,335,070	7,299,078
05/31/1991	7,390,178	7,341,762
06/30/1991	7,401,768	7,338,029
07/31/1991	7,508,521	7,439,788
08/31/1991	7,712,232	7,600,786
09/30/1991	7,894,694	7,754,804
10/31/1991	7,975,769	7,841,145
11/30/1991	8,045,044	7,913,042
12/31/1991	8,319,147	8,148,046
01/31/1992	8,251,437	8,037,198
02/29/1992	8,323,957	8,089,457
03/31/1992	8,292,135	8,043,852
04/30/1992	8,335,850	8,101,954
05/31/1992	8,508,487	8,254,836
06/30/1992	8,616,472	8,368,443
07/31/1992	8,827,524	8,539,178
08/31/1992	8,902,987	8,625,682
09/30/1992	9,043,980	8,727,928
10/31/1992	8,965,037	8,612,211
11/30/1992	8,972,362	8,614,159
12/31/1992	9,129,278	8,751,136
01/31/1993	9,297,750	8,918,950
02/28/1993	9,504,901	9,075,078
03/31/1993	9,560,206	9,112,893
04/30/1993	9,643,848	9,176,350
05/31/1993	9,666,306	9,188,036
06/30/1993	9,876,645	9,354,551
07/31/1993	9,937,133	9,407,459
08/31/1993	10,163,538	9,572,351
09/30/1993	10,204,890	9,598,643
10/31/1993	10,277,472	9,634,511
11/30/1993	10,187,745	9,552,551
12/31/1993	10,271,501	9,604,324
01/31/1994	10,396,445	9,733,998
02/28/1994	10,210,928	9,564,886
03/31/1994	9,995,399	9,329,070
04/30/1994	9,896,929	9,254,577
05/31/1994	9,850,224	9,253,278
06/30/1994	9,814,015	9,232,829
07/31/1994	10,015,509	9,416,223
08/31/1994	10,044,623	9,427,908
09/30/1994	9,917,753	9,289,146
10/31/1994	9,906,083	9,280,869
11/30/1994	9,907,443	9,260,257
12/31/1994	9,904,417	9,324,202
01/31/1995	10,082,267	9,508,731
02/28/1995	10,319,048	9,734,809
03/31/1995	10,417,456	9,794,534
04/30/1995	10,600,658	9,931,349
05/31/1995	10,936,213	10,315,665
06/30/1995	10,929,713	10,391,294
07/31/1995	10,936,311	10,368,086
08/31/1995	11,105,123	10,493,216
09/30/1995	11,244,355	10,595,300
10/31/1995	11,415,091	10,733,089
11/30/1995	11,662,396	10,893,924
12/31/1995	11,863,138	11,046,806
01/31/1996	11,960,385	11,120,164
02/29/1996	11,668,778	10,926,870
03/31/1996	11,578,391	10,850,915
04/30/1996	11,530,294	10,789,892
05/31/1996	11,499,480	10,767,982
06/30/1996	11,683,873	10,912,588
07/31/1996	11,714,500	10,942,450
08/31/1996	11,704,501	10,924,111
09/30/1996	11,973,193	11,114,483
10/31/1996	12,284,300	11,360,686
11/30/1996	12,575,406	11,555,278
12/31/1996	12,419,446	11,447,838
01/31/1997	12,465,678	11,482,894
02/28/1997	12,494,013	11,511,458
03/31/1997	12,342,925	11,383,894
04/30/1997	12,565,728	11,554,304
05/31/1997	12,694,757	11,663,529
06/30/1997	12,843,894	11,801,967
07/31/1997	13,203,071	12,120,229
08/31/1997	13,089,168	12,016,846
09/30/1997	13,301,627	12,194,073
10/31/1997	13,461,510	12,370,975
11/30/1997	13,523,400	12,427,941
12/31/1997	13,681,812	12,553,071
01/31/1998	13,893,968	12,714,230
02/28/1998	13,855,371	12,704,087
03/31/1998	13,902,211	12,748,312
04/30/1998	13,957,191	12,814,853
05/31/1998	14,119,833	12,936,413
06/30/1998	14,257,594	13,046,124
07/31/1998	14,305,551	13,073,877
08/31/1998	14,533,176	13,286,646
09/30/1998	14,969,015	13,597,767
10/31/1998	14,869,808	13,525,870
11/30/1998	14,925,950	13,602,636
12/31/1998	15,018,914	13,643,534
01/31/1999	15,109,171	13,740,911
02/28/1999	14,831,091	13,501,039
03/31/1999	14,958,503	13,575,857
04/30/1999	15,032,946	13,618,865
05/31/1999	14,870,656	13,499,578
06/30/1999	14,846,270	13,456,570
07/31/1999	14,790,750	13,399,279
08/31/1999	14,803,007	13,392,596
09/30/1999	14,968,364	13,547,942
10/31/1999	15,018,938	13,597,929
11/30/1999	15,055,090	13,596,955
12/31/1999	14,976,517	13,531,388
01/31/2000	14,900,278	13,487,081
02/29/2000	15,083,651	13,650,188
03/31/2000	15,307,078	13,830,012
04/30/2000	15,264,806	13,790,412
05/31/2000	15,262,467	13,784,082
06/30/2000	15,586,098	14,070,858
07/31/2000	15,729,678	14,198,585
08/31/2000	15,977,572	14,404,375
09/30/2000	16,034,043	14,494,936
10/31/2000	16,135,944	14,590,853
11/30/2000	16,451,556	14,829,427
12/31/2000	16,786,703	15,104,518
01/31/2001	17,032,309	15,351,532
02/28/2001	17,196,785	15,485,264
03/31/2001	17,266,189	15,563,003
04/30/2001	17,107,442	15,498,343
05/31/2001	17,174,199	15,591,965
06/30/2001	17,222,245	15,650,786
07/31/2001	17,819,063	16,000,687
08/31/2001	18,040,583	16,184,024
09/30/2001	18,340,232	16,372,525
10/31/2001	18,733,092	16,715,209
11/30/2001	18,466,381	16,484,726
12/31/2001	18,381,251	16,379,929
01/31/2002	18,610,020	16,512,594
02/28/2002	18,870,836	16,672,618
03/31/2002	18,500,719	16,395,254
04/30/2002	18,913,563	16,713,191
05/31/2002	19,067,304	16,855,200
06/30/2002	19,117,465	17,000,941
07/31/2002	19,225,048	17,206,083
08/31/2002	19,547,746	17,497,079
09/30/2002	19,772,785	17,779,960
10/31/2002	19,772,598	17,698,974
11/30/2002	19,847,830	17,694,268
12/31/2002	20,256,720	18,059,757
01/31/2003	20,346,652	18,075,175
02/28/2003	20,635,084	18,325,273
03/31/2003	20,678,145	18,311,153
04/30/2003	20,915,298	18,462,250
05/31/2003	21,269,171	18,806,479
06/30/2003	21,262,415	18,769,118
07/31/2003	20,465,777	18,138,162
08/31/2003	20,640,185	18,258,476
09/30/2003	21,224,519	18,741,763
10/31/2003	21,084,470	18,567,091
11/30/2003	21,133,544	18,611,489
12/31/2003	21,383,709	18,800,881
01/31/2004	21,526,905	18,952,174
02/29/2004	21,777,916	19,157,244
03/31/2004	21,960,144	19,300,838
04/30/2004	21,458,264	18,798,590
05/31/2004	21,381,503	18,723,333
06/30/2004	21,480,869	18,829,123
07/31/2004	21,710,515	19,015,782
08/31/2004	22,140,227	19,378,552
09/30/2004	22,178,261	19,431,093
10/31/2004	22,402,524	19,594,016
11/30/2004	22,326,050	19,437,731
12/31/2004	22,484,297	19,616,611
01/31/2005	22,552,171	19,739,695
02/28/2005	22,467,005	19,623,273
03/31/2005	22,416,225	19,522,398
04/30/2005	22,758,385	19,786,600
05/31/2005	23,019,279	20,000,664
06/30/2005	23,135,843	20,109,731
07/31/2005	22,953,961	19,926,815
08/31/2005	23,264,886	20,182,267
09/30/2005	23,022,705	19,974,208

PORTFOLIO INSIGHTS

•	The Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Institutional Class Shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2005, returning 2.71% versus 2.31% for the Index.

•	The Fund’s duration was positioned moderately above that of the index; this strategy was positive for the six-month period as longer-term rates declined.

•	Emphasis on short/intermediate maturities for most of the period was negative as shorter-maturity yields rose while longer-maturity yields fell. Continued tightening by the Fed and strong demand for longer-maturity bonds were driving factors behind the curve flattening.

•	Substituting real return bonds [Treasury Inflation Protected Securities (“TIPS”)] for nominal Treasuries detracted from performance, as inflation expectations fell over the period, causing TIPS to underperform conventional, non inflation-linked Treasuries.

•	The Fund’s exposure to mortgages was positive for returns, as favorable coupon and security selection more than offset the negative impact of a sector overweight.

•	The Fund’s underweight to corporate securities was positive, as this sector lagged Treasuries on a like-duration basis amid concern early in the period about auto issuers and corporate restructurings.

•	Emerging market bonds added to performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to narrow.

•	Non-U.S. positions were positive, especially in the Eurozone, as worries of a slowdown in the European economy and prospects for future rate cuts drove yields generally lower by more than in the U.S.

September 30, 2005  |  PIMCO Total Return Funds Semi-Annual Report  5

PIMCO Total Return Fund II Performance Summary

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	5 Years	10 Years	Inception (12/30/91)**
Total Return Fund II Institutional Class	2.37%	2.20%	6.98%	6.91%	7.26%
Total Return Fund II Administrative Class	2.24%	1.94%	6.72%	6.63%	6.99%
Lehman Brothers Aggregate Bond Index	2.31%	2.80%	6.62%	6.55%	6.74%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%	2.42%	5.99%	5.74%	6.27%

*	Cumulative return. All Fund returns are net of fees and expenses.
**	The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,023.70	$1,022.40	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.54	$3.80	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SECTOR BREAKDOWN‡

U.S. Government Agencies	52.3%
Short-Term Instruments	33.2%
U.S. Treasury Obligations	6.3%
Corporate Bonds & Notes	4.3%
Other	3.9%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PMBIX

Administrative Class: PRADX

6  PIMCO Total Return Funds Semi-Annual Report  |  September 30, 2005

PIMCO Total Return Fund II

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Total Return Fund II Institutional Class	Lehman Brothers Aggregate Bond Index
12/31/1991	5,000,000	5,000,000
01/31/1992	4,929,716	4,931,979
02/29/1992	4,951,937	4,964,047
03/31/1992	4,937,873	4,936,062
04/30/1992	4,963,257	4,971,716
05/31/1992	5,075,312	5,065,531
06/30/1992	5,149,979	5,135,245
07/31/1992	5,309,040	5,240,016
08/31/1992	5,355,136	5,293,098
09/30/1992	5,437,041	5,355,841
10/31/1992	5,367,337	5,284,832
11/30/1992	5,383,727	5,286,027
12/31/1992	5,471,600	5,370,083
01/31/1993	5,579,371	5,473,060
02/28/1993	5,705,377	5,568,868
03/31/1993	5,719,997	5,592,073
04/30/1993	5,793,075	5,631,013
05/31/1993	5,790,801	5,638,183
06/30/1993	5,920,354	5,740,365
07/31/1993	5,952,711	5,772,831
08/31/1993	6,070,915	5,874,017
09/30/1993	6,093,002	5,890,150
10/31/1993	6,109,820	5,912,160
11/30/1993	6,049,436	5,861,866
12/31/1993	6,067,802	5,893,636
01/31/1994	6,149,761	5,973,210
02/28/1994	6,050,676	5,869,435
03/31/1994	5,910,178	5,724,729
04/30/1994	5,870,870	5,679,016
05/31/1994	5,858,460	5,678,219
06/30/1994	5,845,104	5,665,671
07/31/1994	5,977,463	5,778,209
08/31/1994	5,984,657	5,785,380
09/30/1994	5,896,835	5,700,229
10/31/1994	5,889,838	5,695,150
11/30/1994	5,888,896	5,682,502
12/31/1994	5,933,421	5,721,741
01/31/1995	6,043,232	5,834,977
02/28/1995	6,182,752	5,973,708
03/31/1995	6,223,522	6,010,358
04/30/1995	6,299,808	6,094,313
05/31/1995	6,523,923	6,330,146
06/30/1995	6,551,569	6,376,556
07/31/1995	6,507,691	6,362,315
08/31/1995	6,628,805	6,439,100
09/30/1995	6,717,353	6,501,743
10/31/1995	6,829,613	6,586,296
11/30/1995	6,952,671	6,684,992
12/31/1995	7,059,284	6,778,807
01/31/1996	7,096,875	6,823,822
02/29/1996	6,956,380	6,705,209
03/31/1996	6,882,877	6,658,600
04/30/1996	6,829,282	6,621,153
05/31/1996	6,805,776	6,607,708
06/30/1996	6,917,299	6,696,445
07/31/1996	6,933,266	6,714,769
08/31/1996	6,916,233	6,703,516
09/30/1996	7,079,837	6,820,337
10/31/1996	7,268,469	6,971,417
11/30/1996	7,416,019	7,090,828
12/31/1996	7,331,446	7,024,898
01/31/1997	7,372,632	7,046,410
02/28/1997	7,387,727	7,063,938
03/31/1997	7,305,831	6,985,659
04/30/1997	7,418,069	7,090,230
05/31/1997	7,488,383	7,157,255
06/30/1997	7,571,276	7,242,207
07/31/1997	7,808,619	7,437,506
08/31/1997	7,730,081	7,374,066
09/30/1997	7,837,156	7,482,820
10/31/1997	7,950,092	7,591,375
11/30/1997	7,972,129	7,626,332
12/31/1997	8,063,867	7,703,117
01/31/1998	8,181,882	7,802,012
02/28/1998	8,157,419	7,795,787
03/31/1998	8,181,806	7,822,926
04/30/1998	8,222,040	7,863,759
05/31/1998	8,310,019	7,938,353
06/30/1998	8,398,686	8,005,677
07/31/1998	8,417,371	8,022,707
08/31/1998	8,634,608	8,153,272
09/30/1998	8,863,669	8,344,189
10/31/1998	8,784,161	8,300,070
11/30/1998	8,790,237	8,347,177
12/31/1998	8,840,354	8,372,274
01/31/1999	8,895,775	8,432,029
02/28/1999	8,717,208	8,284,832
03/31/1999	8,791,829	8,330,744
04/30/1999	8,826,341	8,357,136
05/31/1999	8,716,487	8,283,936
06/30/1999	8,686,621	8,257,544
07/31/1999	8,640,505	8,222,388
08/31/1999	8,645,072	8,218,287
09/30/1999	8,749,143	8,313,614
10/31/1999	8,774,371	8,344,288
11/30/1999	8,789,718	8,343,691
12/31/1999	8,745,555	8,303,456
01/31/2000	8,714,587	8,276,267
02/29/2000	8,804,572	8,376,357
03/31/2000	8,919,699	8,486,705
04/30/2000	8,885,298	8,462,404
05/31/2000	8,910,528	8,458,520
06/30/2000	9,090,806	8,634,499
07/31/2000	9,163,246	8,712,877
08/31/2000	9,307,790	8,839,159
09/30/2000	9,348,802	8,894,732
10/31/2000	9,424,027	8,953,590
11/30/2000	9,600,448	9,099,990
12/31/2000	9,776,445	9,268,798
01/31/2001	9,910,018	9,420,376
02/28/2001	10,026,066	9,502,440
03/31/2001	10,081,188	9,550,144
04/30/2001	10,013,145	9,510,466
05/31/2001	10,086,569	9,567,917
06/30/2001	10,116,284	9,604,012
07/31/2001	10,445,858	9,818,726
08/31/2001	10,560,283	9,931,230
09/30/2001	10,773,561	10,046,903
10/31/2001	10,983,184	10,257,189
11/30/2001	10,790,745	10,115,754
12/31/2001	10,721,689	10,051,446
01/31/2002	10,838,381	10,132,855
02/28/2002	10,976,514	10,231,053
03/31/2002	10,776,690	10,060,851
04/30/2002	10,983,213	10,255,951
05/31/2002	11,066,630	10,343,093
06/30/2002	11,104,723	10,432,527
07/31/2002	11,165,939	10,558,411
08/31/2002	11,402,046	10,736,978
09/30/2002	11,565,158	10,910,567
10/31/2002	11,527,600	10,860,870
11/30/2002	11,590,753	10,857,982
12/31/2002	11,785,596	11,082,263
01/31/2003	11,830,715	11,091,724
02/28/2003	11,989,629	11,245,195
03/31/2003	11,987,106	11,236,530
04/30/2003	12,112,671	11,329,250
05/31/2003	12,353,333	11,540,484
06/30/2003	12,332,087	11,517,558
07/31/2003	11,843,980	11,130,375
08/31/2003	11,942,026	11,204,205
09/30/2003	12,284,178	11,500,771
10/31/2003	12,200,028	11,393,585
11/30/2003	12,217,121	11,420,830
12/31/2003	12,360,679	11,537,049
01/31/2004	12,444,573	11,629,889
02/29/2004	12,573,506	11,755,729
03/31/2004	12,671,644	11,843,844
04/30/2004	12,370,830	11,535,643
05/31/2004	12,346,289	11,489,462
06/30/2004	12,430,632	11,554,379
07/31/2004	12,556,225	11,668,922
08/31/2004	12,787,867	11,891,533
09/30/2004	12,819,561	11,923,775
10/31/2004	12,904,393	12,023,752
11/30/2004	12,788,096	11,927,848
12/31/2004	12,882,252	12,037,617
01/31/2005	12,893,915	12,113,147
02/28/2005	12,817,782	12,041,705
03/31/2005	12,798,399	11,979,803
04/30/2005	13,002,048	12,141,929
05/31/2005	13,143,047	12,273,289
06/30/2005	13,212,713	12,340,217
07/31/2005	13,074,861	12,227,972
08/31/2005	13,247,867	12,384,728
09/30/2005	13,101,711	12,257,054

PORTFOLIO INSIGHTS

•	The Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with quality and non-U.S. issuer restrictions.

•	The Fund’s Institutional Class Shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2005, returning 2.37% versus 2.31% for the index.

•	The Fund’s duration was positioned moderately above that of the index; this strategy was positive for the six-month period as longer-term rates declined.

•	Emphasis on short/intermediate maturities for most of the period was negative as shorter-maturity yields rose while longer-maturity yields fell. Continued tightening by the Fed and strong demand for longer-maturity bonds were driving factors behind the curve flattening.

•	Substituting real return bonds [Treasury Inflation Protected Securities (“TIPS”)] for nominal Treasuries detracted from performance, as inflation expectations fell over the period, causing TIPS to underperform conventional, non inflation-linked Treasuries.

•	The Fund’s exposure to mortgages was positive for returns, as favorable coupon and security selection more than offset the negative impact of a sector overweight.

•	The Fund’s underweight to corporate securities was positive, as this sector lagged Treasuries on a like-duration basis amid concern early in the period about auto issuers and corporate restructurings.

September 30, 2005  |  PIMCO Total Return Funds Semi-Annual Report  7

PIMCO Total Return Fund III Performance Summary

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	5 Years	10 Years	Inception (05/01/91)**
Total Return Fund III Institutional Class	2.43%	3.61%	7.68%	7.28%	8.15%
Total Return Fund III Administrative Class	2.30%	3.35%	7.39%	6.99%	7.87%
Lehman Brothers Aggregate Bond Index	2.31%	2.80%	6.62%	6.55%	7.23%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%	2.42%	5.99%	5.74%	6.85%

*	Cumulative return. All Fund returns are net of fees and expenses.
**	The Fund began operations on 05/01/91. Index comparisons began on 04/30/91.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,024.30	$1,023.00	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.54	$3.80	$2.54	$3.80

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SECTOR BREAKDOWN‡

U.S. Government Agencies	47.3%
Short-Term Instruments	36.3%
U.S. Treasury Obligations	5.0%
Corporate Bonds & Notes	4.4%
Sovereign Issues	2.8%
Other	4.2%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PTSAX

Administrative Class: PRFAX

8  PIMCO Total Return Funds Semi-Annual Report  |  September 30, 2005

PIMCO Total Return Fund III

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

g

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Total Return Fund III Institutional Class	Lehman Brothers Aggregate Bond Index
04/30/1991	5,000,000	5,000,000
05/31/1991	5,024,573	5,029,239
06/30/1991	5,011,360	5,026,682
07/31/1991	5,091,347	5,096,389
08/31/1991	5,231,902	5,206,675
09/30/1991	5,362,299	5,312,180
10/31/1991	5,419,024	5,371,326
11/30/1991	5,475,902	5,420,576
12/31/1991	5,687,512	5,581,558
01/31/1992	5,605,239	5,505,625
02/29/1992	5,649,578	5,541,424
03/31/1992	5,621,306	5,510,184
04/30/1992	5,643,874	5,549,984
05/31/1992	5,752,958	5,654,712
06/30/1992	5,844,833	5,732,534
07/31/1992	6,028,857	5,849,491
08/31/1992	6,069,916	5,908,747
09/30/1992	6,112,922	5,978,788
10/31/1992	6,061,053	5,899,520
11/30/1992	6,110,005	5,900,854
12/31/1992	6,200,947	5,994,686
01/31/1993	6,262,534	6,109,641
02/28/1993	6,404,215	6,216,592
03/31/1993	6,434,449	6,242,496
04/30/1993	6,497,518	6,285,965
05/31/1993	6,501,189	6,293,970
06/30/1993	6,644,496	6,408,036
07/31/1993	6,697,102	6,444,279
08/31/1993	6,880,114	6,557,233
09/30/1993	6,894,099	6,575,243
10/31/1993	6,957,037	6,599,813
11/30/1993	6,917,372	6,543,670
12/31/1993	6,984,685	6,579,135
01/31/1994	7,060,374	6,667,964
02/28/1994	6,937,795	6,552,119
03/31/1994	6,797,242	6,390,581
04/30/1994	6,731,751	6,339,552
05/31/1994	6,676,376	6,338,662
06/30/1994	6,681,328	6,324,654
07/31/1994	6,815,349	6,450,282
08/31/1994	6,830,651	6,458,287
09/30/1994	6,760,588	6,363,232
10/31/1994	6,777,181	6,357,562
11/30/1994	6,726,341	6,343,443
12/31/1994	6,745,188	6,387,246
01/31/1995	6,870,185	6,513,652
02/28/1995	7,076,265	6,668,520
03/31/1995	7,131,606	6,709,432
04/30/1995	7,251,354	6,803,153
05/31/1995	7,479,227	7,066,416
06/30/1995	7,468,982	7,118,224
07/31/1995	7,469,280	7,102,326
08/31/1995	7,577,254	7,188,042
09/30/1995	7,661,664	7,257,971
10/31/1995	7,778,032	7,352,359
11/30/1995	7,920,241	7,462,534
12/31/1995	8,042,735	7,567,261
01/31/1996	8,110,490	7,617,512
02/29/1996	7,917,045	7,485,103
03/31/1996	7,848,991	7,433,072
04/30/1996	7,813,232	7,391,271
05/31/1996	7,795,663	7,376,262
06/30/1996	7,938,312	7,475,319
07/31/1996	7,953,817	7,495,775
08/31/1996	7,937,131	7,483,213
09/30/1996	8,134,267	7,613,621
10/31/1996	8,353,533	7,782,274
11/30/1996	8,530,260	7,915,573
12/31/1996	8,415,107	7,841,975
01/31/1997	8,452,273	7,865,989
02/28/1997	8,465,767	7,885,556
03/31/1997	8,379,284	7,798,172
04/30/1997	8,523,528	7,914,906
05/31/1997	8,625,020	7,989,727
06/30/1997	8,714,471	8,084,560
07/31/1997	8,945,988	8,302,575
08/31/1997	8,888,809	8,231,756
09/30/1997	9,006,608	8,353,160
10/31/1997	9,140,798	8,474,341
11/30/1997	9,172,684	8,513,363
12/31/1997	9,274,215	8,599,079
01/31/1998	9,418,706	8,709,477
02/28/1998	9,404,616	8,702,528
03/31/1998	9,436,938	8,732,823
04/30/1998	9,472,905	8,778,405
05/31/1998	9,559,386	8,861,676
06/30/1998	9,655,888	8,936,830
07/31/1998	9,697,309	8,955,841
08/31/1998	9,843,713	9,101,592
09/30/1998	10,148,628	9,314,715
10/31/1998	10,097,948	9,265,464
11/30/1998	10,154,614	9,318,050
12/31/1998	10,237,306	9,346,067
01/31/1999	10,291,019	9,412,772
02/28/1999	10,083,482	9,248,455
03/31/1999	10,210,751	9,299,706
04/30/1999	10,264,484	9,329,168
05/31/1999	10,112,792	9,247,454
06/30/1999	10,098,298	9,217,993
07/31/1999	10,060,554	9,178,748
08/31/1999	10,064,068	9,174,170
09/30/1999	10,149,144	9,280,584
10/31/1999	10,190,083	9,314,826
11/30/1999	10,208,038	9,314,159
12/31/1999	10,139,938	9,269,244
01/31/2000	9,971,148	9,238,894
02/29/2000	10,081,292	9,350,625
03/31/2000	10,244,449	9,473,807
04/30/2000	10,191,835	9,446,680
05/31/2000	10,178,995	9,442,344
06/30/2000	10,404,668	9,638,791
07/31/2000	10,480,599	9,726,286
08/31/2000	10,659,083	9,867,257
09/30/2000	10,682,050	9,929,292
10/31/2000	10,727,050	9,994,997
11/30/2000	10,921,300	10,158,425
12/31/2000	11,164,751	10,346,867
01/31/2001	11,321,486	10,516,076
02/28/2001	11,425,133	10,607,684
03/31/2001	11,489,223	10,660,937
04/30/2001	11,393,743	10,616,644
05/31/2001	11,461,186	10,680,777
06/30/2001	11,468,986	10,721,070
07/31/2001	11,853,724	10,960,758
08/31/2001	12,026,516	11,086,348
09/30/2001	12,240,207	11,215,474
10/31/2001	12,486,006	11,450,219
11/30/2001	12,300,855	11,292,334
12/31/2001	12,278,725	11,220,546
01/31/2002	12,430,837	11,311,424
02/28/2002	12,584,616	11,421,043
03/31/2002	12,381,176	11,231,045
04/30/2002	12,659,147	11,448,837
05/31/2002	12,714,942	11,546,116
06/30/2002	12,720,258	11,645,951
07/31/2002	12,704,341	11,786,477
08/31/2002	12,986,535	11,985,814
09/30/2002	13,057,941	12,179,593
10/31/2002	13,117,670	12,124,116
11/30/2002	13,226,784	12,120,892
12/31/2002	13,505,002	12,371,259
01/31/2003	13,614,027	12,381,821
02/28/2003	13,815,542	12,553,142
03/31/2003	13,891,888	12,543,470
04/30/2003	14,086,195	12,646,974
05/31/2003	14,334,209	12,882,777
06/30/2003	14,339,570	12,857,184
07/31/2003	13,818,429	12,424,968
08/31/2003	13,947,294	12,507,385
09/30/2003	14,276,499	12,838,445
10/31/2003	14,197,286	12,718,792
11/30/2003	14,230,601	12,749,205
12/31/2003	14,364,042	12,878,942
01/31/2004	14,465,109	12,982,581
02/29/2004	14,627,933	13,123,057
03/31/2004	14,737,170	13,221,422
04/30/2004	14,425,111	12,877,373
05/31/2004	14,390,087	12,825,820
06/30/2004	14,461,084	12,898,288
07/31/2004	14,599,923	13,026,153
08/31/2004	14,888,656	13,274,657
09/30/2004	14,928,773	13,310,648
10/31/2004	15,082,194	13,422,254
11/30/2004	15,003,820	13,315,195
12/31/2004	15,147,166	13,437,732
01/31/2005	15,179,318	13,522,047
02/28/2005	15,138,663	13,442,295
03/31/2005	15,100,822	13,373,194
04/30/2005	15,325,156	13,554,177
05/31/2005	15,472,120	13,700,815
06/30/2005	15,555,648	13,775,528
07/31/2005	15,425,671	13,650,227
08/31/2005	15,623,252	13,825,216
09/30/2005	15,467,544	13,682,692

PORTFOLIO INSIGHTS

•	The Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•	The Fund’s Institutional Class Shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2005, returning 2.43% versus 2.31% for the Index.

•	The Fund’s duration was positioned moderately above-index duration; this strategy was positive for the six-month period as longer-term rates declined.

•	Emphasis on short/intermediate maturities for most of the period was negative as shorter-maturity yields rose while longer-maturity yields fell. Continued tightening by the Fed and strong demand for longer-maturity bonds were driving factors behind the curve flattening.

•	Substituting real return bonds [Treasury Inflation Protected Securities (“TIPS”)] for nominal Treasuries detracted from performance, as inflation expectations fell over the period, causing TIPS to underperform conventional, non inflation-linked Treasuries.

•	The Fund’s exposure to mortgages was positive for returns, as favorable coupon and security selection more than offset the negative impact of a sector overweight.

•	The Fund’s underweight to corporate securities was positive, as this sector lagged Treasuries on a like-duration basis amid concern early in the period about auto issuers and corporate restructurings.

September 30, 2005  |  PIMCO Total Return Funds Semi-Annual Report  9

Financial Highlights

Total Return Fund

Institutional Class

Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income (a)	0.20	0.26	0.30	0.45	0.55	0.67
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.09	(0.03)	0.35	0.74	0.19	0.56
Total Income from Investment Operations	0.29	0.23	0.65	1.19	0.74	1.23
Dividends from Net Investment Income	(0.21)	(0.27)	(0.32)	(0.46)	(0.55)	(0.67)
Distributions from Net Realized Capital Gains	0.00	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.21)	(0.60)	(0.50)	(0.81)	(0.85)	(0.67)
Net Asset Value End of Period	$10.65	$10.57	$10.94	$10.79	$10.41	$10.52
Total Return	2.71%	2.07%	6.20%	11.77%	7.15%	12.80%
Net Assets End of Period (000s)	$53,199,926	$47,998,758	$43,723,208	$41,178,760	$35,230,781	$31,746,629
Ratio of Expenses to Average Net Assets	0.43%*	0.43%	0.43%	0.43%	0.43%	0.49	%(b)
Ratio of Net Investment Income to Average Net Assets	3.78%*	2.41%	2.70%	4.16%	5.14%	6.61%
Portfolio Turnover Rate	186%	470%	273%	234%	445%	450%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.

10  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Financial Highlights

Total Return Fund

Administrative Class

Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income (a)	0.19	0.23	0.27	0.41	0.51	0.64
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.08	(0.03)	0.35	0.75	0.20	0.56
Total Income from Investment Operations	0.27	0.20	0.62	1.16	0.71	1.20
Dividends from Net Investment Income	(0.19)	(0.24)	(0.29)	(0.43)	(0.52)	(0.64)
Distributions from Net Realized Capital Gains	0.00	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.19)	(0.57)	(0.47)	(0.78)	(0.82)	(0.64)
Net Asset Value End of Period	$10.65	$10.57	$10.94	$10.79	$10.41	$10.52
Total Return	2.58%	1.82%	5.93%	11.48%	6.89%	12.52%
Net Assets End of Period (000s)	$18,916,216	$17,292,644	$16,367,285	$16,109,374	$8,900,453	$5,353,222
Ratio of Expenses to Average Net Assets	0.68%*	0.68%	0.68%	0.68%	0.68%	0.74	%(b)
Ratio of Net Investment Income to Average Net Assets	3.52%*	2.16%	2.46%	3.85%	4.83%	6.35%
Portfolio Turnover Rate	186%	470%	273%	234%	445%	450%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.68%.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  11

Financial Highlights

Total Return Fund II

Institutional Class

Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.02	$10.52	$10.36	$10.10	$10.27	$9.67
Net Investment Income (a)	0.19	0.24	0.25	0.39	0.48	0.62
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.05	(0.14)	0.33	0.71	0.21	0.60
Total Income from Investment Operations	0.24	0.10	0.58	1.10	0.69	1.22
Dividends from Net Investment Income	(0.20)	(0.25)	(0.28)	(0.40)	(0.48)	(0.62)
Distributions from Net Realized Capital Gains	0.00	(0.35)	(0.14)	(0.44)	(0.38)	0.00
Total Distributions	(0.20)	(0.60)	(0.42)	(0.84)	(0.86)	(0.62)
Net Asset Value End of Period	$10.06	$10.02	$10.52	$10.36	$10.10	$10.27
Total Return	2.37%	0.99%	5.71%	11.23%	6.89%	13.02%
Net Assets End of Period (000s)	$2,143,645	$2,278,849	$2,335,828	$2,186,008	$1,775,255	$1,606,998
Ratio of Expenses to Average Net Assets	0.50%*	0.50%	0.50%	0.50%	0.50%	0.51	%(b)
Ratio of Net Investment Income to Average Net Assets	3.77%*	2.37%	2.40%	3.73%	4.60%	6.21%
Portfolio Turnover Rate	224%	330%	262%	222%	473%	566%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%

12  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Financial Highlights

Total Return Fund II

Administrative Class

Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.02	$10.52	$10.36	$10.10	$10.27	$9.67
Net Investment Income (a)	0.18	0.22	0.23	0.36	0.45	0.59
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.05	(0.15)	0.33	0.72	0.21	0.60
Total Income (Loss) from Investment Operations	0.23	0.07	0.56	1.08	0.66	1.19
Dividends from Net Investment Income	(0.19)	(0.22)	(0.26)	(0.38)	(0.45)	(0.59)
Distributions from Net Realized Capital Gains	0.00	(0.35)	(0.14)	(0.44)	(0.38)	0.00
Total Distributions	(0.19)	(0.57)	(0.40)	(0.82)	(0.83)	(0.59)
Net Asset Value End of Period	$10.06	$10.02	$10.52	$10.36	$10.10	$10.27
Total Return	2.24%	0.75%	5.45%	10.96%	6.64%	12.74%
Net Assets End of Period (000s)	$115,491	$115,674	$114,148	$133,732	$111,068	$77,183
Ratio of Expenses to Average Net Assets	0.75%*	0.75%	0.75%	0.75%	0.75%	0.76	%(b)
Ratio of Net Investment Income to Average Net Assets	3.52%*	2.11%	2.16%	3.48%	4.30%	5.97%
Portfolio Turnover Rate	224%	330%	262%	222%	473%	566%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  13

Financial Highlights

Total Return Fund III

Institutional Class

Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$9.36	$9.64	$9.57	$9.24	$9.19	$8.74
Net Investment Income (a)	0.18	0.23	0.26	0.43	0.51	0.57
Net Realized/ Unrealized Gain on Investments (a)	0.05	0.00	0.31	0.66	0.19	0.45
Total Income from Investment Operations	0.23	0.23	0.57	1.09	0.70	1.02
Dividends from Net Investment Income	(0.19)	(0.23)	(0.29)	(0.43)	(0.51)	(0.57)
Distributions from Net Realized Capital Gains	0.00	(0.28)	(0.21)	(0.33)	(0.14)	0.00
Total Distributions	(0.19)	(0.51)	(0.50)	(0.76)	(0.65)	(0.57)
Net Asset Value End of Period	$9.40	$9.36	$9.64	$9.57	$9.24	$9.19
Total Return	2.43%	2.46%	6.08%	12.20%	7.76%	12.15%
Net Assets End of Period (000s)	$1,782,176	$1,513,513	$1,320,459	$982,838	$844,807	$868,757
Ratio of Expenses to Average Net Assets	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.87%*	2.38%	2.74%	4.50%	5.39%	6.44%
Portfolio Turnover Rate	152%	368%	180%	221%	449%	581%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

14  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Financial Highlights

Total Return Fund III

Administrative Class

Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$9.36	$9.64	$9.57	$9.24	$9.19	$8.74
Net Investment Income (a)	0.17	0.21	0.25	0.40	0.50	0.55
Net Realized/ Unrealized Gain on Investments (a)	0.05	0.00	0.29	0.66	0.17	0.45
Total Income from Investment Operations	0.22	0.21	0.54	1.06	0.67	1.00
Dividends from Net Investment Income	(0.18)	(0.21)	(0.26)	(0.40)	(0.48)	(0.55)
Distributions from Net Realized Capital Gains	0.00	(0.28)	(0.21)	(0.33)	(0.14)	0.00
Total Distributions	(0.18)	(0.49)	(0.47)	(0.73)	(0.62)	(0.55)
Net Asset Value End of Period	$9.40	$9.36	$9.64	$9.57	$9.24	$9.19
Total Return	2.30%	2.21%	5.82%	11.93%	7.42%	11.83%
Net Assets End of Period (000s)	$15,717	$10,357	$4,776	$4,630	$1,167	$11,223
Ratio of Expenses to Average Net Assets	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	3.62%*	2.21%	2.54%	4.22%	5.34%	6.10%
Portfolio Turnover Rate	152%	368%	180%	221%	449%	581%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  15

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$99,645,349	$2,435,874	$2,131,348
Repurchase agreements, at value	0	323,471	0
Cash	36,063	82	465
Foreign currency, at value	667,799	0	1,084
Receivable for investments sold	315,906	7	1,172
Unrealized appreciation on forward foreign currency contracts	147,975	0	4,805
Receivable for Fund shares sold	325,372	1,526	3,047
Interest and dividends receivable	327,422	9,816	7,596
Variation margin receivable	7,759	958	991
Swap premiums paid	41,350	714	339
Unrealized appreciation on swap agreements	31,766	758	764
Other assets	2	0	0

	101,546,763	2,773,206	2,151,611

Liabilities:
Payable for investments purchased	$10,179,850	$458,587	$276,696
Payable for investments purchased on delayed-delivery basis	1,043,649	44,067	38,019
Unrealized depreciation on forward foreign currency contracts	43,126	0	1,794
Written options outstanding	39,125	633	695
Payable for Fund shares redeemed	272,095	3,640	28,268
Dividends payable	42,768	561	826
Accrued investment advisory fee	19,618	499	400
Accrued administration fee	17,095	499	400
Accrued distribution fee	6,755	23	4
Accrued servicing fee	3,814	0	0
Variation margin payable	70,197	2,165	2,147
Swap premiums received	200,180	2,754	2,724
Unrealized depreciation on swap agreements	91,439	642	1,745

	12,029,711	514,070	353,718

Net Assets	$89,517,052	$2,259,136	$1,797,893

Net Assets Consist of:
Paid in capital	$88,612,840	$2,278,370	$1,785,556
Undistributed (overdistributed) net investment income	4,472	(1,720)	(4,320)
Accumulated undistributed net realized gain (loss)	931,953	(5,793)	18,579
Net unrealized (depreciation)	(32,213)	(11,721)	(1,922)

	$89,517,052	$2,259,136	$1,797,893

Net Assets:
Institutional Class	$53,199,926	$2,143,645	$1,782,176
Administrative Class	18,916,216	115,491	15,717
Other Classes	17,400,910	0	0

Shares Issued and Outstanding:
Institutional Class	4,993,687	213,018	189,520
Administrative Class	1,775,595	11,476	1,671

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class	$10.65	$10.06	$9.40
Administrative Class	10.65	10.06	9.40

Cost of Investments Owned	$99,453,830	$2,442,815	$2,131,225

Cost of Repurchase Agreements Owned	$0	$323,471	$0

Cost of Foreign Currency Held	$670,532	$0	$1,096

Premiums Received on Written Options	$46,525	$597	$663

16  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statements of Operations

Six Months Ended September 30, 2005 (Unaudited)

Amounts in thousands	Total Return Fund	Total Return Fund II	Total Return Fund III
Investment Income:
Interest, net of foreign taxes	$1,813,953	$49,281	$35,862
Dividends	15	469	902
Miscellaneous income	1,062	23	17

Total Income	1,815,030	49,773	36,781

Expenses:
Investment advisory fees	108,944	2,947	2,123
Administration fees	95,215	2,947	2,123
Distribution and/or servicing fees–Administrative Class	23,125	153	17
Distribution and/or servicing fees–Other Classes	38,676	0	0
Trustees’ fees	96	3	2
Miscellaneous expense	108	3	2

Total Expenses	266,164	6,053	4,267

Net Investment Income	1,548,866	43,720	32,514

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	339,249	4,350	7,186
Net realized gain on futures contracts, options and swaps	246,185	11,181	3,056
Net realized gain on foreign currency transactions	83,195	0	2,891
Net change in unrealized (depreciation) on investments	(24,335)	(10,120)	(7,614)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	18,044	8,305	(1,032)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(74,941)	0	484

Net Gain	587,397	13,716	4,971

Net Increase in Net Assets Resulting from Operations	$2,136,263	$57,436	$37,485

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  17

Statements of Changes in Net Assets

	Total Return Fund		Total Return Fund II		Total Return Fund III
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,548,866	$1,701,739	$43,720	$57,911	$32,514	$33,581
Net realized gain	668,629	1,447,098	15,531	35,268	13,133	30,401
Net change in unrealized (depreciation)	(81,232)	(1,748,337)	(1,815)	(69,476)	(8,162)	(29,517)

Net increase resulting from operations	2,136,263	1,400,500	57,436	23,703	37,485	34,465

Distributions to Shareholders:
From net investment income
Institutional Class	(978,574)	(1,101,821)	(42,885)	(56,723)	(33,011)	(34,146)
Administrative Class	(328,196)	(368,819)	(2,194)	(2,686)	(247)	(160)
Other Classes	(269,382)	(281,713)	0	0	0	0
From net realized capital gains
Institutional Class	0	(1,354,824)	0	(80,355)	0	(42,288)
Administrative Class	0	(509,329)	0	(3,747)	0	(291)
Other Classes	(1)	(475,282)	0	0	0	0

Total Distributions	(1,576,153)	(4,091,788)	(45,079)	(143,511)	(33,258)	(76,885)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	7,920,927	12,658,111	278,029	617,788	385,120	423,963
Administrative Class	2,986,309	4,598,530	15,919	75,176	6,138	7,853
Other Classes	3,329,911	5,131,413	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	869,624	2,242,695	38,654	123,662	28,936	71,773
Administrative Class	282,095	745,548	2,191	6,412	228	420
Other Classes	192,870	533,425	0	0	0	0
Cost of shares redeemed
Institutional Class	(3,916,473)	(9,069,808)	(463,782)	(684,171)	(149,630)	(260,550)
Administrative Class	(1,765,434)	(3,840,742)	(18,756)	(74,520)	(997)	(2,404)
Other Classes	(2,336,499)	(5,120,338)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	7,563,330	7,878,834	(147,745)	64,347	269,795	241,055
Fund Redemption Fee	329	516	1	8	1	0

Total Increase (Decrease) in Net Assets	8,123,769	5,188,062	(135,387)	(55,453)	274,023	198,635

Net Assets:
Beginning of period	81,393,283	76,205,221	2,394,523	2,449,976	1,523,870	1,325,235

End of period *	$89,517,052	$81,393,283	$2,259,136	$2,394,523	$1,797,893	$1,523,870

* Including undistributed (overdistributed) net investment income of:	$4,472	$31,758	$(1,720)	$(361)	$(4,320)	$(3,576)

18  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Summary Schedule of Investments

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (b) (Cost $2,385)		$2,400	0.0%

CORPORATE BONDS & NOTES

Banking & Finance

HBOS Treasury Services PLC
5.920% due 09/29/2049 (g)	$37,900	37,327	0.1%
Other Banking & Finance (b)		2,083,649	2.3%

Total Banking & Finance		2,120,976	2.4%

Industrials

Total Industrials (b)		1,400,054	1.5%

Utilities

Total Utilities (b)		358,061	0.4%

Total Corporate Bonds & Notes (Cost $3,786,623)		3,879,091	4.3%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $953,450)		1,031,533	1.2%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.500% due 04/01/2034	999,187	999,871	1.1%
5.500% due 05/01/2034	2,703,133	2,705,142	3.0%
5.500% due 09/01/2034	1,566,531	1,567,135	1.8%
5.500% due 11/01/2034	2,025,979	2,026,760	2.3%
5.500% due 12/01/2034	618,832	619,071	0.7%
5.500% due 01/01/2035	1,607,666	1,608,258	1.8%
5.500% due 02/01/2035	3,084,987	3,086,205	3.4%
5.500% due 03/01/2035	1,233,170	1,233,457	1.4%
5.500% due 04/01/2035	1,588,813	1,589,140	1.8%
5.500% due 05/01/2035	1,523,200	1,523,497	1.7%
5.500% due 06/01/2035	836,690	836,848	0.9%
5.500% due 07/01/2035	604,651	604,767	0.7%
5.000% due 08/01/2035	1,106,211	1,083,452	1.2%
5.500% due 08/01/2035	456,101	456,186	0.5%
5.000% due 09/01/2035	1,885,313	1,846,475	2.1%
5.000% due 10/13/2035	5,954,400	5,829,727	6.5%
5.500% due 10/13/2035	4,238,340	4,237,018	4.7%
0.000% - 1122.425% due 01/15/2006 - 01/25/2048 (a)(d)(e)	10,561,724	10,585,548	11.8%
Federal Home Loan Bank
3.750% - 6.750% due 04/10/2006 - 02/05/2007 (a)	76,000	72,446	0.1%
Freddie Mac
2.125% - 1007.500% due 10/01/2005 - 10/25/2043 (a)(e)	1,512,810	1,544,591	1.7%
Other U.S. Government Agencies (b)		1,076,454	1.2%

Total U.S. Government Agencies (Cost $45,272,644)		45,132,048	50.4%

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  19

	Principal Amount (000s)	Value (000s)	% of Net Assets
U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	$414,429	$443,504	0.5%
3.625% due 04/15/2028	102,493	134,133	0.2%
U.S. Treasury Bonds
7.875% due 02/15/2021	436,900	594,423	0.7%
6.000% due 02/15/2026	465,550	549,204	0.6%
5.250% - 8.125% due 05/15/2021 - 08/15/2029 (a)	776,160	909,408	1.0%
U.S. Treasury Notes
4.250% due 08/15/2015	561,300	557,968	0.6%
1.625% - 1.875% due 10/31/2005 - 12/31/2005 (a)	2,800	2,793	0.0%

Total U.S. Treasury Obligations (Cost $3,231,737)		3,191,433	3.6%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $2,718,165)		2,719,302	3.0%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (b) (Cost $2,838,532)		2,806,365	3.1%

SOVEREIGN ISSUES

Republic of Brazil
8.000% due 01/15/2018	525,124	557,419	0.6%
Russian Federation
5.000% due 03/31/2030 (g)	443,415	510,616	0.6%
Other Sovereign Issues (b)		1,304,162	1.5%

Total Sovereign Issues (Cost $2,118,605)		2,372,197	2.7%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (b) (Cost $396,072)		489,202	0.5%

PURCHASED CALL OPTIONS

Total Purchased Call Options (b) (Cost $12,852)		3,886	0.0%

SHORT-TERM INSTRUMENTS (m)

Certificates of Deposit

BNP Paribas Finance
3.670% - 3.770% due 11/04/2005 - 11/23/2005 (a)	577,000	577,001	0.6%
Citibank New York N.A.
3.590% - 3.970% due 10/25/2005 - 12/29/2005 (a)	1,988,900	1,988,900	2.3%
Unicredito Italiano SpA NY
3.615% - 3.757% due 10/28/2005 - 11/18/2005 (a)	999,000	999,003	1.1%
Wells Fargo Bank, N.A.
3.760% due 10/05/2005 - 10/13/2005 (a)	1,080,500	1,080,500	1.2%
Other Certificates of Deposit (b)		824,540	0.9%

		5,469,944	6.1%

20  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
Commercial Paper

Anz Delaware, Inc.
3.540% - 3.910% due 10/25/2005 - 12/28/2005 (a)	$595,100	$593,386	0.7%
Anz National International Ltd.
3.300% - 3.860% due 10/03/2005 - 12/22/2005 (a)	665,521	663,131	0.7%
Bank of America Corp.
3.525% - 3.850% due 10/17/2005 - 12/21/2005 (a)	904,700	900,473	1.0%
Bank of Ireland
3.360% - 3.970% due 10/11/2005 - 01/27/2006 (a)	1,345,989	1,334,009	1.6%
BNP Paribas Finance
3.365% - 3.870% due 10/03/2005 - 12/19/2005 (a)	623,490	620,826	0.7%
CBA (de) Finance
3.460% - 3.935% due 10/07/2005 - 12/30/2005 (a)	442,550	440,214	0.6%
Danske Corp.
3.450% - 3.920% due 10/06/2005 - 01/17/2006 (a)	932,526	926,418	1.0%
Dexia Delaware LLC
3.430% - 3.920% due 10/05/2005 - 12/28/2005 (a)	2,010,710	2,000,437	2.4%
Fannie Mae
3.190% - 3.994% due 10/03/2005 - 03/29/2006 (a)	1,634,227	1,626,880	1.9%
Federal Home Loan Bank
3.180% - 3.850% due 10/03/2005 - 02/22/2006 (a)	1,382,818	1,378,787	1.6%
Freddie Mac
3.180% - 3.965% due 10/03/2005 - 03/28/2006 (a)	2,500,926	2,490,193	2.8%
HBOS Treasury Services PLC
3.450% - 3.970% due 10/05/2005 - 01/30/2006 (a)	2,258,135	2,246,474	2.5%
Nordea North America, Inc.
3.520% - 3.870% due 10/21/2005 - 01/13/2006 (a)	1,383,500	1,376,803	1.6%
Societe Generale N.A.
3.700% - 3.975% due 10/24/2005 - 01/27/2006 (a)	549,900	545,748	0.6%
Spintab AB
3.470% - 3.770% due 10/11/2005 - 12/14/2005 (a)	740,000	737,044	0.8%
Svenska Handelsbanken, Inc.
3.475% - 3.740% due 10/11/2005 - 12/13/2005 (a)	535,400	533,251	0.6%
UBS Finance Delaware LLC
3.285% - 3.975% due 10/03/2005 - 01/30/2006 (a)	1,359,121	1,355,506	1.5%
Westpac Capital Corp.
3.330% - 3.900% due 10/17/2005 - 12/23/2005 (a)	622,300	619,493	0.7%
Other Commercial Paper (b)		5,040,890	5.1%

		25,429,963	28.4%

Repurchase Agreements

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.750% - 4.875% due 03/31/2007 - 02/15/2012 valued at $252,506. Repurchase proceeds are $246,767.)	246,700	246,700	0.3%

UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2027 - 08/15/2029 valued at $281,865. Repurchase proceeds are $276,675.)	276,600	276,600	0.3%

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  21

	Principal Amount (000s)		Value (000s)	% of Net Assets
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% - 4.875% due 02/23/2007 - 05/15/2007 valued at $179,829. Repurchase proceeds are $ 176,352)		$176,302	$176,302	0.2%

			699,602	0.8%

Total Belgium Treasury Bills (b)			119,882	0.1%

French Treasury Bills
1.987% - 2.016% due 10/06/2005 - 01/19/2006 (a)	EC	1,040,800	1,247,624	1.4%

German Treasury Bills
1.991% - 2.024% due 10/19/2005 - 02/15/2006 (a)		1,924,010	2,303,113	2.6%

U.K. Treasury Bills
0.000% - 2.020% due 10/31/2005 - 12/15/2005 (a)		1,876,300	2,250,401	2.5%

U.S. Treasury Bills
3.280% - 3.705% due 12/01/2005 - 03/16/2006 (a)(h)(i)		$501,510	497,363	0.6%

Total Short-Term Instruments (Cost $38,122,765)			38,017,892	42.5%

Total Investments (f) (Cost $99,453,830)			$99,645,349	111.3%

Written Options (k) (Premiums $46,525)			(39,125)	(0.0)%

Other Assets and Liabilities (Net)			(10,089,172)	(11.3)%

Net Assets			$89,517,052	100.0%

Notes to Summary Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of September 30, 2005.
(c)	Principal amount of security is adjusted for inflation.
(d)	The grouping contains a principal only security.
(e)	The grouping contains an interest only security.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,785,570 were valued with reference to securities whose prices are more readily obtainable.
(g)	Variable rate security.
(h)	Securities with an aggregate market value of $196,720 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

22  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

(i)	Securities with an aggregate market value of $270,889 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	93,499	$(97,614)
Eurodollar June Futures	Long	06/2006	59,742	(44,932)
Eurodollar September Futures	Long	09/2006	18,060	(14,925)
U.S. Treasury 5-Year Note Futures	Long	12/2005	86,803	(84,394)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	15,007	(31,069)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	3,043	(328)

				$(273,262)

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(305)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	13,521
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	0
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	1,503
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		32,500	275
Morgan Stanley Dean Witter & Co.	3-month Canadian Bank Bill	Pay	5.000%	12/15/2035		75,000	1,647
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	69
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	(282)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	(11)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(4,087)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,292)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(13,675)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(23,206)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$4,449,600	(23,244)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		671,100	1,884
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		844,000	353
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,804,300	(11,705)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		166,400	(3,260)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		252,800	(1,806)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		369,900	(2,050)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		170,700	(3,409)

							$(71,080)

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  23

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	85,600	$39
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006		$10,000	16
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		7,500	(18)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		24,100	(35)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006		25,000	17
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007		9,600	169
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	21
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	(50)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	(16)
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010		5,000	108
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006		20,000	346
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006		18,300	248
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006		13,700	(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		7,500	(6)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006		30,000	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		9,700	439
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		800	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		23,000	964
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007		10,000	352
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007		20,000	320
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007		1,100	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007		8,200	13
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010		14,000	258
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006		15,000	120
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		6,050	(12)

24  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	$2,000	$49
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	(7)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	(6)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	48
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	42
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	37
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(24)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(4)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	34
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	327
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	40
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	23
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(71)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(315)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(28)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	8
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	173
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	748
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	89
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	65
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	1,010
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(19)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	21,600	(54)

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  25

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	$10,000	$53
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	12,000	172
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	106
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	89
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	92
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	266
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	23
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(34)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	360
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,500	837
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	214
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2007	25,000	436
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	78
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(11)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	50,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(4)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	34
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(38)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(19)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(6)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	50
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	12,000	170
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(8)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	24
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(20)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	20

26  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.260)%	09/20/2010	$5,900	$(57)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	164
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	128
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	56
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	100
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	114
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	244
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	17
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(23)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(32)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(22)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	7
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	283
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	855
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	306
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	3
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(12)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.200)%	10/20/2010	10,000	(60)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	24
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	17,000	72
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	14,000	(20)

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  27

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	$22,000	$(38)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	461
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	327
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	(2)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	167,500	(12)

						$11,407

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(k)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - TSE Japanese Government Note December Futures	JY	140.000	11/30/2005	156	$301	$110
Call - CBOT U.S. Treasury Note December Futures		$109.000	11/22/2005	12,081	1,909	566
Call - CBOT U.S. Treasury Note December Futures		108.500	11/22/2005	1,380	181	108
Call - CBOT U.S. Treasury Note December Futures		114.000	11/22/2005	24,003	3,855	750
Call - CBOT U.S. Treasury Note December Futures		112.000	11/22/2005	2,912	628	501
Put - CBOT U.S. Treasury Note December Futures		107.000	11/22/2005	5,583	1,465	3,402
Put - CBOT U.S. Treasury Note December Futures		108.000	11/22/2005	3,588	1,614	785
Put - CBOT U.S. Treasury Note December Futures		109.000	11/22/2005	26,070	6,703	11,813
Call - CBOT U.S. Treasury Note March Futures		113.000	12/22/2005	2,961	592	463
Put - CBOT U.S. Treasury Note March Futures		107.000	12/22/2005	2,961	548	648
Put - CME Eurodollar December Futures		95.250	12/18/2006	8,410	4,282	5,992

					$22,078	$25,138

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%****	12/20/2006	BP	1,774,100	$8,656	$8,990
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	1.000	%***	11/30/2005	JY	30,000,000	397	226
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.000	%***	11/30/2005		48,000,000	660	361
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.050	%***	11/30/2005		120,000,000	1,622	1,541
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005		$500	14	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005		500	5	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006		1,056,900	13,093	2,869

							$24,447	$13,987

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.
***	The Fund will receive a floating rate based on 6-month JY-LIBOR.
****	The Fund will pay a floating rate based on 6-month BP-LIBOR.

28  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$782	$744	0.00%
First Interstate Bancorp	8.875	01/01/2009	01/04/1999	7	6	0.00
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	3,280	3,208	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,186	1,097	0.00
United Airlines, Inc.	6.932	09/01/2011	12/28/2001	10,500	8,663	0.01
Sprint Capital Corp.	6.000	01/15/2017	02/28/2002	37,420	38,106	0.04
Sprint Capital Corp.	7.125	01/30/2006	05/28/2002	13,550	13,580	0.02

				$66,725	$65,404	0.07%

(m)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	248	10/2005	$0	$0	$0
Sell		37,435	10/2005	1,586	0	1,586
Sell	C$	124,415	10/2005	0	(2,777)	(2,777)
Buy	CP	35,405,877	02/2006	1,871	0	1,871
Buy	EC	329,836	10/2005	0	(7,891)	(7,891)
Sell		4,345,882	10/2005	137,103	(1)	137,102
Buy		25,472	11/2005	7	0	7
Sell		2,005,935	11/2005	6,190	0	6,190
Buy	JY	147,406,715	10/2005	0	(24,616)	(24,616)
Buy	KW	33,483,100	01/2006	0	(700)	(700)
Buy		37,438,400	02/2006	0	(957)	(957)
Buy		20,428,730	03/2006	0	(352)	(352)
Buy	MP	380,160	02/2006	312	0	312
Buy		194,166	03/2006	128	0	128
Sell	N$	56,107	10/2005	0	(265)	(265)
Buy	PN	110,994	02/2006	0	(929)	(929)
Buy		62,063	03/2006	0	(314)	(314)
Buy	PZ	116,727	02/2006	223	0	223
Buy		60,986	03/2006	0	(186)	(186)
Buy	RP	756,078	11/2005	0	(155)	(155)
Buy		1,195,550	03/2006	18	0	18
Buy	RR	441,400	01/2006	204	0	204
Buy		921,344	02/2006	65	(23)	42
Buy		529,284	03/2006	0	(69)	(69)
Buy	S$	26,132	01/2006	0	(399)	(399)
Buy		55,158	02/2006	0	(719)	(719)
Buy		29,572	03/2006	0	(143)	(143)
Buy	SR	103,581	02/2006	268	0	268
Buy	SV	520,723	02/2006	0	(650)	(650)
Buy		1,112,718	03/2006	0	(614)	(614)
Buy	T$	1,081,048	02/2006	0	(1,305)	(1,305)
Buy		576,874	03/2006	0	(61)	(61)

				$147,975	$(43,126)	$104,849

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  29

Schedule of Investments

Total Return Fund II

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.3%

Banking & Finance 3.2%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$1,600	$1,600
American International Group, Inc.
5.050% due 10/01/2015	1,000	993
Ford Motor Credit Co.
6.875% due 02/01/2006	9,000	9,038
General Electric Capital Corp.
3.801% due 03/04/2008 (a)	1,500	1,501
General Motors Acceptance Corp.
6.125% due 09/15/2006	7,600	7,626
Goldman Sachs Group LP
4.340% due 01/20/2009 (a)	5,000	5,077
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)	12,000	14,116
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	6,800	6,800
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,777
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	19,700	22,845

		72,373

Industrials 1.9%

AOL Time Warner, Inc.
6.125% due 04/15/2006	5,600	5,647
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,618
DaimlerChrysler N.A. Holding Corp.
4.026% due 03/07/2007 (a)	15,900	15,883
El Paso Corp.
6.750% due 05/15/2009	16,700	16,616
United Airlines, Inc.
6.071% due 03/01/2013 (b)	596	576
9.190% due 12/24/2013 (b)	7,156	3,059

		43,399

Utilities 0.2%

American Electric Power Co., Inc.
6.125% due 05/15/2006	2,300	2,323
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,247

		3,570

Total Corporate Bonds & Notes (Cost $117,578)		119,342

MUNICIPAL BONDS & NOTES 1.2%

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,143
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	6,020	6,687
6.625% due 06/01/2040	5,300	6,033
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	900	1,006
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	180	230
New York, New York General Obligation Bonds, Series 2005
7.020% due 03/01/2030 (a)	750	804
7.020% due 03/01/2035 (a)	5,000	5,333
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
7.110% due 01/01/2035 (a)	2,500	2,702
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	1,600	1,646

Total Municipal Bonds & Notes (Cost $23,636)		26,584

U.S. GOVERNMENT AGENCIES 63.9%

Fannie Mae
3.651% due 11/28/2035 (a)	1,945	1,944
3.799% due 09/22/2006 (a)	10,300	10,297
3.870% due 07/25/2035 (a)	2,177	2,178
4.137% due 09/01/2040 (a)	6,548	6,634
4.411% due 12/01/2023 (a)	110	114
4.500% due 07/01/2017 - 08/01/2020 (d)	2,860	2,805
4.556% due 01/01/2024 (a)	121	125
4.865% due 02/01/2023 (a)	170	173
4.969% due 01/01/2035 (a)	4,742	4,756
5.000% due 12/01/2016 - 10/13/2035 (d)	543,024	537,459
5.027% due 03/01/2024 (a)	4	4
5.172% due 07/01/2020 (a)	193	198
5.399% due 04/01/2024 (a)	187	193
5.500% due 03/01/2016 - 10/13/2035 (d)	812,815	813,112
5.979% due 11/01/2011	7,713	8,123
6.000% due 04/01/2017 - 05/01/2033 (d)	10,780	11,093
6.500% due 07/01/2013 - 06/25/2044 (d)	3,345	3,445
7.000% due 04/01/2011 - 09/25/2020 (d)	114	121
7.500% due 04/01/2008	4	4
7.750% due 10/01/2007	3	3
8.000% due 04/01/2015 - 10/01/2030 (d)	20	22
8.500% due 01/01/2007 - 04/01/2017 (d)	8	8

30  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund II

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
9.000% due 06/01/2010 - 06/25/2018 (d)	$27	$29
9.250% due 07/25/2019	284	308
9.500% due 09/01/2009	6	6
10.000% due 11/01/2021	9	10
11.000% due 09/01/2010	35	38
13.750% due 11/01/2011 - 09/01/2013 (d)	12	14
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	2,000	1,851
Federal Housing Administration
8.955% due 05/01/2019	83	84
Freddie Mac
4.364% due 02/01/2023 (a)	52	53
5.000% due 11/01/2018 - 12/01/2031 (d)	7,531	7,510
5.372% due 12/01/2022 (a)	669	683
5.500% due 01/01/2018	139	141
5.638% due 07/01/2030 (a)	151	154
6.000% due 02/01/2016 - 11/01/2032 (d)	7,104	7,272
6.500% due 12/01/2010 - 07/01/2028 (d)	47	49
7.000% due 03/01/2007 - 07/15/2022 (d)	2,357	2,376
7.500% due 01/15/2023 - 01/01/2026 (d)	5,202	5,398
8.000% due 11/01/2025 - 06/15/2030 (d)	3,421	3,537
8.250% due 05/01/2008	2	2
9.000% due 12/15/2020	130	130
9.250% due 11/15/2019	4	4
9.500% due 02/01/2011 - 02/01/2018 (d)	21	22
10.000% due 06/01/2011 - 03/01/2021 (d)	19	21
Government National Mortgage Association
3.500% due 07/20/2030 (a)	225	227
3.750% due 09/20/2024 - 08/20/2027 (a)(d)	2,761	2,801
4.125% due 12/20/2029 (a)	1,982	2,017
4.375% due 06/20/2023 - 06/20/2027 (a)(d)	3,779	3,815
6.000% due 01/15/2024 - 10/15/2031 (d)	239	245
7.500% due 09/15/2014 - 09/15/2025 (d)	47	49
8.000% due 07/15/2010 - 08/15/2024 (d)	146	155
8.500% due 11/15/2006	3	3
9.000% due 09/15/2008 - 11/15/2017 (d)	55	60
9.500% due 01/20/2019 - 12/15/2021 (d)	20	22
12.000% due 02/15/2014 - 06/15/2015 (d)	2	2
Small Business Administration
7.449% due 08/01/2010	1,454	1,567
7.970% due 01/25/2025	335	356

Total U.S. Government Agencies (Cost $1,452,983)		1,443,822

U.S. TREASURY OBLIGATIONS 7.7%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (c)(g)	12,331	12,757
U.S. Treasury Bonds
7.875% due 02/15/2021	37,200	50,612
8.125% due 05/15/2021	41,200	57,334
6.000% due 02/15/2026	4,500	5,309
5.500% due 08/15/2028	5,200	5,844
U.S. Treasury Notes
3.875% due 09/15/2010	27,100	26,725
4.250% due 08/15/2015	14,200	14,116

Total U.S. Treasury Obligations (Cost $175,215)		172,697

MORTGAGE-BACKED SECURITIES 1.6%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	5,592	5,518
Bear Stearns Adjustable Rate Mortgage Trust
5.071% due 04/25/2033 (a)	2,800	2,751
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	11,040	11,098
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (a)	1,200	1,202
6.145% due 05/15/2032	697	700
CS First Boston Mortgage Securities Corp.
6.022% due 04/25/2032 (a)	92	92
6.247% due 06/25/2032 (a)	1,360	1,364
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	24	26
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	75	81
Indymac Adjustable Rate Mortgage Trust
6.593% due 01/25/2032 (a)	138	138
Nationslink Funding Corp.
4.285% due 11/10/2030 (a)	519	520
6.654% due 11/10/2030	1,540	1,553
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	505	506
4.230% due 02/25/2034 (a)	2,179	2,183
Structured Asset Mortgage Investments, Inc.
5.750% due 03/25/2032 (a)	2	2
4.119% due 09/19/2032 (a)	2,863	2,866

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  31

	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	$592	$602
6.097% due 02/25/2032 (a)	221	222
4.120% due 01/25/2033 (a)	237	238
4.000% due 12/25/2034 (a)	884	885
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)	1,386	1,387
4.170% due 11/25/2035 (a)	2,900	2,900

Total Mortgage-Backed Securities (Cost $36,963)		36,834

ASSET-BACKED SECURITIES 1.1%

AAA Trust
3.930% due 11/26/2035 (a)	7,895	7,896
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	718	719
Amortizing Residential Collateral Trust
4.100% due 06/25/2032 (a)	2,345	2,349
Bear Stearns Asset-Backed Securities, Inc.
4.280% due 03/25/2043 (a)	2,804	2,809
Capital Auto Receivables Asset Trust
3.778% due 06/15/2006 (a)	348	348
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	2,156	2,158
Countrywide Asset-Backed Certificates
3.910% due 10/25/2035 (a)	4,166	4,169
EMC Mortgage Loan Trust
4.010% due 05/25/2040 (a)	4,716	4,733
Home Equity Asset Trust
4.290% due 05/25/2033 (a)	132	132
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)	41	41

Total Asset-Backed Securities (Cost $25,321)		25,354

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006	2,000	18

Total Purchased Call Options (Cost $59)		18

	Shares

PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)	1,568	16,787

Total Preferred Security (Cost $16,522)		16,787

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	36,400	2,004

Total Preferred Stock (Cost $1,851)		2,004

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 40.5%

Certificates of Deposit 2.1%

Citibank New York N.A.
3.770% due 11/22/2005	$38,000	38,000
3.845% due 12/19/2005	10,000	10,000

		48,000

Commercial Paper 23.7%

Bank of America Corp.
3.760% due 11/29/2005	60,000	59,643
Fannie Mae
3.750% due 12/30/2005	33,005	32,677
3.850% due 02/22/2006	120,000	118,068
Federal Home Loan Bank
3.180% due 10/03/2005	97,100	97,100
Freddie Mac
3.640% due 11/22/2005	118,422	117,823
3.579% due 12/12/2005	25,200	25,001
3.845% due 03/21/2006	70,000	68,652
3.965% due 03/28/2006	17,000	16,659

		535,623

Repurchase Agreements 14.3%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.875% due 05/15/2009 valued at $18,449. Repurchase proceeds are $18,005.)	18,000	18,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.180% due 01/30/2006 valued at $5,583. Repurchase proceeds are $5,473.)	5,471	5,471
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2015 - 05/15/2022 valued at $305,592. Repurchase proceeds are $300,081.)	300,000	300,000

		323,471

U.S. Treasury Bills 0.4%

3.400% due 12/01/2005 - 12/15/2005 (d)(f)(g)	8,880	8,809

Total Short-Term Instruments (Cost $916,158)		915,903

Total Investments (e) 122.1% (Cost $2,766,286)		$2,759,345

Written Options (i) (0.0%) (Premiums $597)		(633)

Other Assets and Liabilities (Net) (22.1%)		(499,576)

Net Assets 100.0%		$2,259,136

32  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund II

September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $6,401 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $1,738 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $19,630 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	2,033	$(1,880)
Eurodollar June Futures	Long	06/2006	1,210	(705)
Eurodollar September Futures	Long	09/2006	318	(283)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	856	(1,993)

				$(4,861)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	$37,800	$(175)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	19,900	56
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	26,400	(20)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	43,500	(265)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	6,600	(129)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	9,400	(52)

						$(585)

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  33

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$3,400	$60
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	9,500	134
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	5,600	93
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,500	16
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	5,000	193
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	2,000	47
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	6,100	159

						$701

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	299	$48	$14
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	35	5	3
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	583	94	18
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	70	15	11
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	142	37	87
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	90	40	20
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	638	164	289
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	72	14	11
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	72	13	16
Put - CME Eurodollar December Futures	95.250	12/18/2006	210	107	150

				$537	$619

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006	$5,000	$60	$14

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

34  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Total Return Fund III

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.1%

Banking & Finance 3.3%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$900	$900
American International Group, Inc.
5.050% due 10/01/2015	400	397
China Development Bank
5.000% due 10/15/2015	600	593
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	150	170
Export-Import Bank of China
4.875% due 07/21/2015	500	489
Export-Import Bank of Korea
7.100% due 03/15/2007	50	52
Ford Motor Credit Co.
6.500% due 01/25/2007	150	150
General Electric Capital Corp.
3.801% due 03/04/2008 (a)	900	901
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	400	400
4.529% due 04/13/2006 (a)	11,700	11,681
7.250% due 03/02/2011	500	466
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	7,900	7,950
HBOS PLC
5.920% due 09/29/2049 (a)	700	689
HSBC Capital Funding LP
9.547% due 12/29/2049 (a)	1,200	1,425
International Lease Finance Corp.
3.125% due 05/03/2007	9,426	9,199
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)	2,100	2,470
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014	110	106
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	4,000	4,000
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)	500	572
Petroleum Export Ltd.
5.265% due 06/15/2011	600	598
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	1,200	1,232
7.554% due 07/03/2008 (a)	300	262
Premium Asset Trust
3.847% due 10/06/2005 (a)	1,200	1,200
Prudential Holdings LLC
8.695% due 12/18/2023	265	340
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,145
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	1,100	1,088
Royal Bank of Scotland PLC
7.648% due 08/31/2049 (a)	3,800	4,634
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	5,800	5,783
UFJ Finance Aruba AEC
6.750% due 07/15/2013	700	770
World Financial Properties
6.950% due 09/01/2013	201	213

		59,875

Industrials 0.5%

AOL Time Warner, Inc.
6.125% due 04/15/2006	4,400	4,437
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	2,600	2,608
El Paso CGP Co.
9.625% due 05/15/2012	1,000	1,110
Marathon Oil Corp.
5.375% due 06/01/2007	200	202
Pemex Project Funding Master Trust
9.125% due 10/13/2010	65	76
7.375% due 12/15/2014	500	556
Qwest Corp.
8.875% due 06/01/2031	300	305
United Airlines, Inc.
6.071% due 03/01/2013 (d)	341	329

		9,623

Utilities 1.3%

American Electric Power Co., Inc.
6.125% due 05/15/2006	1,800	1,818
FPL Group Capital, Inc.
4.086% due 02/16/2007	135	134
GTE Corp.
6.360% due 04/15/2006	350	353
Ras Laffan LNG III
5.838% due 09/30/2027	1,600	1,608
Sprint Capital Corp.
4.780% due 08/17/2006 (a)	1,100	1,102
6.000% due 01/15/2007	2,000	2,034
6.125% due 11/15/2008	800	831
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,376
TXU Corp.
6.375% due 06/15/2006	3,000	3,048
Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,589

		23,893

Total Corporate Bonds & Notes (Cost $92,293)		93,391

MUNICIPAL BONDS & NOTES 0.4%

Indiana Municipal Power Supply System Revenue Bonds, (FGIC Insured), Series 2005
6.990% due 01/01/2032 (a)	3,500	3,794

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  35

	Principal Amount (000s)	Value (000s)
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	$700	$782
New York, New York General Obligation Bonds, Series 2005
7.020% due 03/01/2030 (a)	450	482
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
7.110% due 01/01/2035 (a)	1,470	1,589
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	1,100	1,132

Total Municipal Bonds & Notes (Cost $7,780)		7,779

U.S. GOVERNMENT AGENCIES 56.1%

Fannie Mae
2.625% due 01/19/2007	1,200	1,174
3.071% due 07/01/2034 (a)	114	113
3.651% due 11/28/2035 (a)	1,255	1,254
3.799% due 09/22/2006 (a)	6,200	6,199
3.870% due 07/25/2035 (a)	1,480	1,481
4.171% due 03/01/2033 (a)	280	280
4.500% due 10/01/2019 - 09/01/2034 (c)	2,083	2,036
4.665% due 07/01/2035 (a)	15,500	15,493
4.957% due 01/01/2035 (a)	2,592	2,593
5.000% due 10/01/2017 - 10/13/2035 (c)	226,297	223,930
5.125% due 01/02/2014	260	264
5.500% due 12/01/2016 - 10/13/2035 (c)	666,449	666,667
5.816% due 02/01/2031 (a)	9	9
6.000% due 10/01/2016 - 12/01/2034 (c)	6,437	6,615
6.500% due 01/01/2011 - 06/25/2044 (c)	3,033	3,127
7.000% due 03/01/2013 - 10/01/2031 (c)	112	118
7.500% due 05/01/2011 - 02/01/2027 (c)	424	446
8.250% due 07/01/2017	4	4
8.500% due 02/01/2007	1	1
9.000% due 06/01/2025	1	1
12.500% due 06/01/2015	9	10
Federal Home Loan Bank
0.000% due 02/05/2007 (a)	1,200	1,111
Federal Housing Administration
7.430% due 11/25/2019 - 01/25/2023 (c)	6,769	6,793
Freddie Mac
2.125% due 11/15/2005	725	723
3.673% due 04/01/2033 (a)	102	102
4.234% due 08/15/2032 (a)	1,405	1,397
5.000% due 12/01/2017 - 09/01/2035 (c)	4,402	4,365
5.372% due 12/01/2022 (a)	108	110
5.500% due 06/01/2019 - 11/01/2032 (c)	1,016	1,023
5.638% due 07/01/2030 (a)	44	45
6.000% due 02/01/2016 - 03/01/2033 (c)	995	1,020
6.500% due 05/01/2016 - 05/15/2032 (c)	31,145	32,457
7.000% due 11/01/2011 - 07/01/2029 (c)	3,516	3,605
7.500% due 07/01/2011 - 09/01/2025 (c)	75	79
8.000% due 02/01/2006 - 01/01/2012 (c)	25	27
Government National Mortgage Association
3.750% due 09/20/2023 - 02/20/2032 (a)(c)	4,748	4,789
4.125% due 10/20/2024 - 12/20/2026 (a)(c)	628	639
4.372% due 02/16/2030 (a)	238	240
4.375% due 06/20/2022 - 01/20/2026 (a)(c)	1,240	1,252
6.000% due 01/15/2029 - 05/20/2034 (c)	850	871
6.500% due 05/15/2032 - 06/15/2032 (c)	92	95
7.000% due 12/15/2011 - 02/20/2032 (c)	137	143
7.400% due 12/15/2040	6,858	7,410
10.250% due 02/15/2017	523	551
Small Business Administration
5.130% due 09/01/2023	976	991
5.520% due 06/01/2024	6,455	6,677
7.449% due 08/01/2010	592	638

Total U.S. Government Agencies (Cost $1,013,534)		1,008,968

U.S. TREASURY OBLIGATIONS 6.0%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (g)	1,480	1,532
2.375% due 01/15/2025	4,770	5,105
3.625% due 04/15/2028	2,538	3,321
U.S. Treasury Bonds
7.500% due 11/15/2016	260	329
8.125% due 08/15/2019	310	423
7.875% due 02/15/2021	19,300	26,259
8.125% due 05/15/2021	4,600	6,401

36  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund III

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
8.000% due 11/15/2021	$16,000	$22,154
6.250% due 08/15/2023	10,300	12,319
6.000% due 02/15/2026	3,950	4,660
6.625% due 02/15/2027	2,500	3,174
5.250% due 11/15/2028	375	409
U.S. Treasury Notes
4.625% due 05/15/2006	505	507
3.500% due 02/15/2010	600	583
3.875% due 09/15/2010	8,800	8,678
4.250% due 08/15/2015	11,400	11,332

Total U.S. Treasury Obligations (Cost $109,024)		107,186

MORTGAGE-BACKED SECURITIES 1.6%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	3,791	3,741
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	413	414
6.500% due 09/25/2033	521	526
Bear Stearns Adjustable Rate Mortgage Trust
5.277% due 10/25/2032 (a)	106	105
5.349% due 02/25/2033 (a)	665	666
5.633% due 02/25/2033 (a)	311	313
4.712% due 01/25/2034 (a)	3,387	3,358
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	6,911	6,948
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (a)	700	701
Indymac Adjustable Rate Mortgage Trust
6.593% due 01/25/2032 (a)	67	67
Mellon Residential Funding Corp.
4.008% due 06/15/2030 (a)	5,829	5,821
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	289	289
4.230% due 02/25/2034 (a)	1,126	1,128
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	1,971	1,972
Structured Asset Securities Corp.
6.097% due 02/25/2032 (a)	103	104
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)	654	654
4.170% due 11/25/2035 (a)	2,300	2,300

Total Mortgage-Backed Securities (Cost $29,301)		29,107

ASSET-BACKED SECURITIES 1.1%

AAA Trust
3.930% due 11/26/2035 (a)	7,460	7,461
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	503	503
Bear Stearns Asset-Backed Securities, Inc.
4.280% due 03/25/2043 (a)	1,214	1,216
Capital Auto Receivables Asset Trust
3.778% due 06/15/2006 (a)	239	239
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	1,438	1,438
Cendant Mortgage Corp.
4.330% due 01/25/2032 (a)	94	94
Citibank Credit Card Issuance Trust
6.900% due 10/15/2007	380	381
6.875% due 11/16/2009	240	251
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)	969	968
Countrywide Asset-Backed Certificates
4.070% due 12/25/2031 (a)	1,107	1,108
Home Equity Asset Trust
4.290% due 05/25/2033 (a)	72	72
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	341	342
MBNA Master Credit Card Trust USA
5.900% due 08/15/2011	300	313
7.800% due 10/15/2012	200	227
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011	472	456
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	3,884	3,887

Total Asset-Backed Securities (Cost $19,008)		18,956

SOVEREIGN ISSUES 3.4%

Republic of Brazil
4.250% due 04/15/2006 (a)	1,834	1,837
4.313% due 04/15/2009 (a)	2,824	2,809
9.760% due 06/29/2009 (a)	200	235
4.313% due 04/15/2012 (a)	906	894
10.500% due 07/14/2014	3,000	3,639
8.000% due 01/15/2018	10,100	10,721
Republic of Chile
5.500% due 01/15/2013	200	209
Republic of Panama
9.625% due 02/08/2011	3,980	4,776
9.375% due 07/23/2012	1,050	1,276
9.375% due 01/16/2023	3,260	4,132
8.875% due 09/30/2027	900	1,100
Republic of Peru
9.125% due 02/21/2012	1,800	2,169
5.000% due 03/07/2017 (a)	205	204
Russian Federation
5.000% due 03/31/2030 (a)	10,900	12,550
United Mexican States
9.875% due 02/01/2010	700	834
8.375% due 01/14/2011	1,130	1,302
6.375% due 01/16/2013	1,420	1,514
8.125% due 12/30/2019	300	365
8.000% due 09/24/2022	400	487

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  37

	Principal Amount (000s)		Value (000s)
8.300% due 08/15/2031		$6,400	$8,016
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		26,095	535
0.000% due 06/30/2007 (a)		17,950	467

Total Sovereign Issues (Cost $53,238)			60,071

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.9%

Commonwealth of Canada
5.750% due 06/01/2033	C$	1,300	1,395
3.000% due 12/01/2036 (b)		624	707
HBOS PLC
4.875% due 03/29/2049 (a)	EC	7,480	9,746
KBC Bank Fund Trust III
6.875% due 06/30/2049 (a)		3,000	4,072

Total Foreign Currency-Denominated Issues (Cost $15,230)			15,920

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%*** Exp. 06/02/2006		$1,000	9

Total Purchased Call Options (Cost $30)			9

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		527	3

Total Purchased Put Options (Cost $5)			3

	Shares

PREFERRED SECURITY 0.5%

DG Funding Trust
3.360% due 12/29/2049 (a)		797	8,533

Total Preferred Security (Cost $8,398)			8,533

PREFERRED STOCK 0.4%

Centaur Funding Corp.
9.080% due 04/21/2020		125	163
Fannie Mae
7.000% due 12/31/2049 (a)		21,300	1,173
Northern Rock PLC
8.000% due 01/00/1900		260,000	6,490

Total Preferred Stock (Cost $7,799)			7,826

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 43.0%

Commercial Paper 29.0%

ABN AMRO North America
3.760% due 11/30/2005		$46,400	46,119
Bank of Ireland
3.715% due 11/22/2005		48,600	48,349
3.960% due 01/27/2006		6,600	6,513
Barclays U.S. Funding Corp.
3.685% due 11/10/2005		5,700	5,678
3.705% due 11/15/2005		300	299
3.710% due 11/16/2005		100	100
3.745% due 11/22/2005		700	696
3.765% due 12/12/2005		47,800	47,423
3.890% due 12/12/2005		600	595
Carolina Power & Light Co.
3.670% due 10/11/2005		600	600
CDC Commercial Paper, Inc.
3.570% due 11/03/2005		47,100	46,955
3.620% due 11/07/2005		5,200	5,182
3.670% due 11/09/2005		900	897
3.740% due 11/28/2005		1,100	1,094
Danske Corp.
3.760% due 12/01/2005		50,000	49,692
Fortis Funding
3.560% due 10/26/2005		8,600	8,580
3.965% due 01/30/2006		46,100	45,480
Rabobank USA Financial Corp.
3.880% due 10/03/2005		50,200	50,200
Skandinaviska Enskilda Banken AB
3.565% due 10/27/2005		47,100	46,988
3.610% due 11/02/2005		5,200	5,184
3.720% due 12/08/2005		1,500	1,489
3.800% due 12/30/2005		1,400	1,386
Stadshypoket Delaware, Inc.
3.680% due 11/14/2005		47,500	47,296
UBS Finance Delaware LLC
3.285% due 10/03/2005		1,300	1,300
3.860% due 10/03/2005		200	200
3.730% due 12/09/2005		50,200	49,821
3.800% due 01/12/2006		3,600	3,559

			521,675

Repurchase Agreements 8.0%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 2.375%-4.875% due 08/31/2006 - 02/15/2012 valued at $140,960. Repurchase proceeds are $137,737.)		137,700	137,700
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,507. Repurchase proceeds are $5,400.)		5,398	5,398

			143,098

38  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund III

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
French Treasury Bills 0.4%

2.003% due 11/17/2005 - 01/05/2006 (c)	EC	6,700	$8,030

German Treasury Bill 0.3%

2.013% due 01/18/2006		4,700	5,615

U.K. Treasury Bills 4.8%

2.026% due 11/30/2005 - 12/15/2005 (c)		72,500	86,818

U.S. Treasury Bills 0.5%

3.429% due 12/01/2005 - 12/15/2005 (c)(f)(g)		$8,425	8,363

Total Short-Term Instruments (Cost $775,585)			773,599

Total Investments (e) 118.5% (Cost $2,131,225)			$2,131,348

Written Options (i) (0.0%) (Premiums $663)			(695)

Other Assets and Liabilities (Net) (18.5%)			(332,760)

Net Assets 100.0%			$1,797,893

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Security is in default.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $14,458 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $2,977 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $6,916 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	1,298	$(1,471)
Eurodollar June Futures	Long	06/2006	1,546	(1,069)
Eurodollar September Futures	Long	09/2006	649	(482)
U. S. Treasury 5-Year Note Futures	Long	12/2005	1,498	(897)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	184	(104)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	62	(6)

				$(4,029)

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  39

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	10,800	$329
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	1,400	27
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	1,800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	(38)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	0
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	258,000	(72)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(57)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		660,000	(243)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,000,000	(436)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$53,900	(288)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		7,500	21
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		9,400	5
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		39,500	(464)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		1,900	(37)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		2,600	(19)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		7,200	(40)

							$(1,312)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$1,700	$30
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	2,800	38
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	1,500	(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	2,500	4
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,200	10
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.400%	06/20/2006	10,000	110
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	17
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	1,100	49
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	09/20/2006	3,200	1
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	200	0
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	5,400	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	3,900	101
Wachovia Bank N.A.	Dow Jones CDX N.A. HVOL5 Index	Buy	(0.850)%	12/20/2010	3,200	0

						$331

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

40  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund III

September 30, 2005 (Unaudited)

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	239	$38	$11
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	28	4	2
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	465	75	15
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	56	12	9
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	113	30	69
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	70	31	15
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	509	131	231
Call - TSE 10-Year JGB December Futures	140.000	11/30/2005	3	6	2
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	58	11	9
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	58	11	13
Put - CME Eurodollar December Futures	95.250	12/18/2006	168	85	120

				$434	$496

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	35,400	$172	$180
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.000	%**	11/30/2005	JY	1,500,000	21	11
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%***	06/02/2006		$3,000	36	8

							$229	$199

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.
**	The Fund will receive a floating rate based on 6-month JY-LIBOR.
***	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  41

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	287	10/2005	$15	$0	$15
Sell	C$	2,242	10/2005	0	(43)	(43)
Buy	CP	594,500	02/2006	30	0	30
Buy	EC	34,801	10/2005	0	(846)	(846)
Sell		128,793	10/2005	4,729	0	4,729
Buy		16,364	11/2005	10	(2)	8
Sell		19,217	11/2005	0	(26)	(26)
Buy	JY	2,754,433	10/2005	0	(745)	(745)
Buy	KW	597,400	01/2006	0	(12)	(12)
Buy		658,900	02/2006	0	(17)	(17)
Buy		354,000	03/2006	0	(6)	(6)
Buy	MP	6,448	02/2006	5	0	5
Buy		3,367	03/2006	2	0	2
Buy	PN	1,939	02/2006	0	(16)	(16)
Buy		1,049	03/2006	0	(6)	(6)
Buy	PZ	2,015	02/2006	4	0	4
Buy		1,032	03/2006	0	(3)	(3)
Buy	RP	13,380	11/2005	0	(3)	(3)
Buy		20,740	03/2006	0	0	0
Buy	RR	7,872	01/2006	4	0	4
Buy		16,406	02/2006	1	0	1
Buy		9,172	03/2006	0	(1)	(1)
Buy	S$	467	01/2006	0	(7)	(7)
Buy		968	02/2006	0	(13)	(13)
Buy		513	03/2006	0	(2)	(2)
Buy	SR	1,834	02/2006	5	0	5
Buy	SV	9,212	02/2006	0	(11)	(11)
Buy		19,123	03/2006	0	(11)	(11)
Buy	T$	19,015	02/2006	0	(23)	(23)
Buy		9,992	03/2006	0	(1)	(1)

				$4,805	$(1,794)	$3,011

42  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

The Total Return, Total Return II and Total Return III Funds (the “Funds”) are a series of the PIMCO Funds (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds which may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund, U.S. Government Sector Portfolio II and the Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Funds. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales,

09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  43

straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

BP	–	British Pound	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
EC	–	Euro	RR	–	Russian Ruble
JY	–	Japanese Yen	S$	–	Singapore Dollar
KW	–	South Korean Won	SR	–	South African Rand
MP	–	Mexican Peso	SV	–	Slovakian Koruna
N$	–	New Zealand Dollar	T$	–	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.

44  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying

09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  45

future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

46  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
Total Return Fund	0.25%	0.18%	0.18%	0.40%	0.25%	0.40%
Total Return Fund II	0.25%	0.25%	0.25%	N/A	N/A	N/A
Total Return Fund III	0.25%	0.25%	0.25%	N/A	N/A	N/A

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Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Funds in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Funds shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $3,380,944 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

48  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$116,637,799	$99,804,513	$8,765,636	$7,556,869
Total Return Fund II	4,402,299	3,724,049	76,282	29,864
Total Return Fund III	2,118,345	1,736,684	171,061	157,882

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Total Return Fund						Total Return Fund II
	# of Contracts	Notional Amount In $	Notional Amount In JY		Notional Amount In BP		Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	127,679	$2,400	JY	0	BP	0	$61,651	3,349	$0	$1,618
Sales	248,383	1,056,900		198,000,000		1,744,100	91,641	6,021	5,000	1,715
Closing Buys	(7,030)	0		0		0	(6,307)	(802)	0	(250)
Expirations	(273,627)	(1,400)		0		0	(99,159)	(6,357)	0	(2,486)
Exercised	(5,300)	0		0		0	(1,301)	0	0	0

Balance at 09/30/2005	90,105	$1,057,900	JY	198,000,000	BP	1,774,100	$46,525	2,211	$5,000	$597

	Total Return Fund III
	# of Contracts	Notional Amount In $	Notional Amount In JY		Notional Amount In BP		Premium
Balance at 03/31/2005	1,973	$0	JY	0	BP	0	$953
Sales	4,352	3,000		1,500,000		35,400	1,424
Closing Buys	0	0		0		0	0
Expirations	(4,459)	0		0		0	(1,690)
Exercised	(99)	0		0		0	(24)

Balance at 09/30/2005	1,767	$3,000	JY	1,500,000	BP	35,400	$663

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6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	738,584	$7,920,927	1,178,658	$12,658,111
Administrative Class	278,487	2,986,309	427,477	4,598,530
Other Classes	310,610	3,329,911	477,472	5,131,413

Issued as reinvestment of distributions
Institutional Class	80,988	869,624	209,386	2,242,695
Administrative Class	26,271	282,095	69,610	745,548
Other Classes	17,961	192,870	49,821	533,425

Cost of shares redeemed
Institutional Class	(365,101)	(3,916,473)	(845,244)	(9,069,808)
Administrative Class	(164,516)	(1,765,434)	(357,746)	(3,840,742)
Other Classes	(217,953)	(2,336,499)	(477,480)	(5,120,338)

Net increase resulting from Fund share transactions	705,331	$7,563,330	731,954	$7,878,834

	Total Return Fund II
	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	27,369	$278,029	59,804	$617,788
Administrative Class	1,569	15,919	7,319	75,176
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	3,802	38,654	12,114	123,662
Administrative Class	216	2,191	628	6,412
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(45,517)	(463,782)	(66,634)	(684,171)
Administrative Class	(1,849)	(18,756)	(7,260)	(74,520)
Other Classes	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(14,410)	$(147,745)	5,971	$64,347

50  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

	Total Return Fund III
	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	40,616	$385,120	44,539	$423,963
Administrative Class	646	6,138	821	7,853
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	3,051	28,936	7,574	71,773
Administrative Class	24	228	44	420
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(15,809)	(149,630)	(27,394)	(260,550)
Administrative Class	(105)	(997)	(254)	(2,404)
Other Classes	0	0	0	0

Net increase resulting from Fund share transactions	28,423	$269,795	25,330	$241,055

7. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$91,748	$0

8. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Total Return Fund	$746,779	$(555,260)	$191,519
Total Return Fund II	12,209	(19,150)	(6,941)
Total Return Fund III	11,378	(11,255)	123

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither

09.30.05  |  PIMCO Total Return Funds Semi-Annual Report  51

admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

52  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee

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structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

54  PIMCO Total Return Funds Semi-Annual Report  |  09.30.05

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

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Investment Adviser and Administrator	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest 330 W. 9th Street Kansas City, MO 64105

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25497-02

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds

Semi-Annual Report

SEPTEMBER 30, 2005

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this semi-annual report for the PIMCO Total Return Fund (“the Fund”). At the end of the fiscal half-year on September 30, 2005, assets in the Fund stood at $89 billion. In addition, PIMCO Funds net assets stood at approximately $194 billion. PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during this period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark 10-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to the Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call 1-800-426-0107.

We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 3.5% in the first year to 0% after the fifth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at (866) 746-2606.

4  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

Important Information (cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 04/01/05 to 09/30/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  5

Management Review	Ticker Symbol:
Class A: PTTAX
Class B: PTTBX
Class C: PTTCX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class A Shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2005, returning 2.46% versus 2.31% for the Index.

•	The Fund’s duration was positioned moderately above that of the Index; this strategy was positive for the six-month period as longer-term rates declined.

•	Emphasis on short/intermediate maturities for most of the period was negative as shorter-maturity yields rose while longer-maturity yields fell. Continued tightening by the Fed and strong demand for longer-maturity bonds were driving factors behind the curve flattening.

•	Substituting real return bonds [Treasury Inflation Protected Securities (“TIPS”)] for nominal Treasuries detracted from performance, as inflation expectations fell over the period, causing TIPS to underperform conventional, non inflation-linked Treasuries.

•	The Fund’s exposure to mortgages was positive for returns, as favorable coupon and security selection more than offset the negative impact of a sector overweight.

•	The Fund’s underweight to corporate securities was positive, as this sector lagged Treasuries on a like-duration basis amid concern early in the period about auto issuers and corporate restructurings.

•	Emerging markets bonds added to performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to narrow.

•	Non-U.S. positions were positive, especially in the Eurozone, as worries of a slowdown in the European economy and prospects for future rate cuts drove yields generally lower by more than in the U.S.

6  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

PIMCO Total Return Fund Performance Summary

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Total Return Fund Class A	2.46%	3.31%	7.00%	6.93%	8.15%
PIMCO Total Return Fund Class A (adjusted)	–1.38%	–0.56%	6.19%	6.44%	7.88%
PIMCO Total Return Fund Class B	2.07%	2.54%	6.20%	6.53%	7.93%
PIMCO Total Return Fund Class B (adjusted)	–1.43%	–0.87%	6.12%	6.53%	7.93%
PIMCO Total Return Fund Class C (adjusted)	1.07%	1.57%	6.20%	6.14%	7.35%
Lehman Brothers Aggregate Bond Index	2.31%	2.80%	6.62%	6.55%	7.79%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%	2.42%	5.99%	5.74%	7.18%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

†	The Fund began operations on 05/11/87. Index comparison began on 04/30/87.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (4/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,024.60	$1,020.70	$1,020.70	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period	$4.57	$8.36	$8.36	$4.56	$8.34	$8.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Total Return A	PIMCO Total Return B	PIMCO Total Return C	Lehman Brothers Aggregate Bond Index
05/31/1987	9,625	10,000	10,000	10,000
06/30/1987	9,744	10,117	10,117	10,138
07/31/1987	9,717	10,082	10,082	10,130
08/31/1987	9,691	10,048	10,048	10,076
09/30/1987	9,445	9,787	9,787	9,861
10/31/1987	9,742	10,089	10,089	10,212
11/30/1987	9,809	10,152	10,152	10,294
12/31/1987	9,895	10,233	10,233	10,434
01/31/1988	10,295	10,642	10,642	10,801
02/29/1988	10,410	10,753	10,753	10,929
03/31/1988	10,313	10,646	10,646	10,827
04/30/1988	10,256	10,581	10,581	10,768
05/31/1988	10,202	10,518	10,518	10,696
06/30/1988	10,442	10,759	10,759	10,954
07/31/1988	10,424	10,735	10,735	10,897
08/31/1988	10,470	10,775	10,775	10,925
09/30/1988	10,664	10,969	10,969	11,172
10/31/1988	10,829	11,132	11,132	11,383
11/30/1988	10,728	11,021	11,021	11,244
12/31/1988	10,772	11,059	11,059	11,257
01/31/1989	10,901	11,184	11,184	11,419
02/28/1989	10,828	11,102	11,102	11,336
03/31/1989	10,875	11,143	11,143	11,385
04/30/1989	11,114	11,382	11,382	11,624
05/31/1989	11,380	11,647	11,647	11,929
06/30/1989	11,759	12,028	12,028	12,292
07/31/1989	12,003	12,271	12,271	12,554
08/31/1989	11,792	12,047	12,047	12,368
09/30/1989	11,846	12,096	12,096	12,431
10/31/1989	12,126	12,374	12,374	12,737
11/30/1989	12,228	12,470	12,470	12,858
12/31/1989	12,247	12,483	12,483	12,893
01/31/1990	12,038	12,262	12,262	12,740
02/28/1990	12,065	12,283	12,283	12,781
03/31/1990	12,051	12,261	12,261	12,790
04/30/1990	11,876	12,074	12,074	12,673
05/31/1990	12,261	12,457	12,457	13,048
06/30/1990	12,463	12,655	12,655	13,258
07/31/1990	12,661	12,847	12,847	13,441
08/31/1990	12,458	12,632	12,632	13,261
09/30/1990	12,465	12,632	12,632	13,371
10/31/1990	12,633	12,793	12,793	13,541
11/30/1990	12,947	13,103	13,103	13,832
12/31/1990	13,169	13,320	13,320	14,048
01/31/1991	13,296	13,440	13,440	14,222
02/28/1991	13,477	13,615	13,615	14,343
03/31/1991	13,642	13,774	13,774	14,442
04/30/1991	13,861	13,986	13,986	14,598
05/31/1991	13,959	14,077	14,077	14,684
06/30/1991	13,976	14,086	14,086	14,676
07/31/1991	14,171	14,275	14,275	14,880
08/31/1991	14,550	14,647	14,647	15,202
09/30/1991	14,889	14,980	14,980	15,510
10/31/1991	15,036	15,119	15,119	15,682
11/30/1991	15,161	15,235	15,235	15,826
12/31/1991	15,672	15,740	15,740	16,296
01/31/1992	15,539	15,596	15,596	16,074
02/29/1992	15,669	15,720	15,720	16,179
03/31/1992	15,603	15,644	15,644	16,088
04/30/1992	15,680	15,711	15,711	16,204
05/31/1992	15,998	16,021	16,021	16,510
06/30/1992	16,195	16,210	16,210	16,737
07/31/1992	16,585	16,591	16,591	17,078
08/31/1992	16,721	16,717	16,717	17,251
09/30/1992	16,980	16,966	16,966	17,456
10/31/1992	16,826	16,802	16,802	17,224
11/30/1992	16,834	16,800	16,800	17,228
12/31/1992	17,124	17,079	17,079	17,502
01/31/1993	17,434	17,378	17,378	17,838
02/28/1993	17,816	17,749	17,749	18,150
03/31/1993	17,912	17,836	17,836	18,226
04/30/1993	18,062	17,976	17,976	18,353
05/31/1993	18,098	18,001	18,001	18,376
06/30/1993	18,486	18,375	18,375	18,709
07/31/1993	18,593	18,471	18,471	18,815
08/31/1993	19,009	18,873	18,873	19,145
09/30/1993	19,080	18,934	18,934	19,197
10/31/1993	19,210	19,051	19,051	19,269
11/30/1993	19,035	18,868	18,868	19,105
12/31/1993	19,187	19,008	19,008	19,209
01/31/1994	19,413	19,221	19,221	19,468
02/28/1994	19,060	18,861	18,861	19,130
03/31/1994	18,650	18,444	18,444	18,658
04/30/1994	18,460	18,245	18,245	18,509
05/31/1994	18,366	18,141	18,141	18,507
06/30/1994	18,291	18,067	18,056	18,466
07/31/1994	18,658	18,430	18,408	18,832
08/31/1994	18,705	18,476	18,443	18,856
09/30/1994	18,462	18,236	18,192	18,578
10/31/1994	18,432	18,207	18,152	18,562
11/30/1994	18,427	18,201	18,136	18,521
12/31/1994	18,414	18,189	18,111	18,648
01/31/1995	18,736	18,507	18,417	19,017
02/28/1995	19,169	18,934	18,831	19,470
03/31/1995	19,343	19,107	18,991	19,589
04/30/1995	19,676	19,435	19,306	19,863
05/31/1995	20,292	20,044	19,897	20,631
06/30/1995	20,272	20,024	19,865	20,783
07/31/1995	20,276	20,028	19,857	20,736
08/31/1995	20,580	20,328	20,143	20,986
09/30/1995	20,831	20,576	20,377	21,191
10/31/1995	21,139	20,881	20,666	21,466
11/30/1995	21,589	21,325	21,094	21,788
12/31/1995	21,952	21,684	21,436	22,094
01/31/1996	22,123	21,853	21,590	22,240
02/29/1996	21,577	21,313	21,044	21,854
03/31/1996	21,402	21,140	20,861	21,702
04/30/1996	21,306	21,045	20,754	21,580
05/31/1996	21,240	20,980	20,678	21,536
06/30/1996	21,571	21,307	20,988	21,825
07/31/1996	21,618	21,354	21,021	21,885
08/31/1996	21,593	21,328	20,981	21,848
09/30/1996	22,081	21,810	21,443	22,229
10/31/1996	22,646	22,369	21,979	22,721
11/30/1996	23,173	22,890	22,478	23,111
12/31/1996	22,877	22,597	22,177	22,896
01/31/1997	22,950	22,669	22,241	22,966
02/28/1997	22,994	22,712	22,270	23,023
03/31/1997	22,709	22,431	21,980	22,768
04/30/1997	23,110	22,828	22,354	23,109
05/31/1997	23,339	23,054	22,560	23,327
06/30/1997	23,605	23,317	22,803	23,604
07/31/1997	24,257	23,960	23,417	24,240
08/31/1997	24,039	23,745	23,190	24,034
09/30/1997	24,421	24,122	23,545	24,388
10/31/1997	24,704	24,402	23,801	24,742
11/30/1997	24,808	24,504	23,889	24,856
12/31/1997	25,088	24,781	24,142	25,106
01/31/1998	25,467	25,155	24,493	25,428
02/28/1998	25,388	25,077	24,402	25,408
03/31/1998	25,464	25,153	24,460	25,497
04/30/1998	25,553	25,241	24,534	25,630
05/31/1998	25,842	25,526	24,794	25,873
06/30/1998	26,085	25,766	25,012	26,092
07/31/1998	26,161	25,841	25,070	26,148
08/31/1998	26,566	26,241	25,443	26,573
09/30/1998	27,352	27,018	26,181	27,196
10/31/1998	27,161	26,829	25,979	27,052
11/30/1998	27,253	26,920	26,052	27,205
12/31/1998	27,409	27,073	26,182	27,287
01/31/1999	27,562	27,225	26,316	27,482
02/28/1999	27,044	26,713	25,808	27,002
03/31/1999	27,266	26,932	26,004	27,152
04/30/1999	27,391	27,056	26,106	27,238
05/31/1999	27,084	26,753	25,798	26,999
06/30/1999	27,030	26,700	25,730	26,913
07/31/1999	26,919	26,590	25,607	26,799
08/31/1999	26,933	26,603	25,602	26,785
09/30/1999	27,224	26,891	25,863	27,096
10/31/1999	27,305	26,971	25,925	27,196
11/30/1999	27,360	27,025	25,961	27,194
12/31/1999	27,207	26,874	25,798	27,063
01/31/2000	27,057	26,726	25,640	26,974
02/29/2000	27,379	27,044	25,930	27,300
03/31/2000	27,773	27,434	26,285	27,660
04/30/2000	27,687	27,349	26,188	27,581
05/31/2000	27,673	27,335	26,157	27,568
06/30/2000	28,249	27,904	26,682	28,142
07/31/2000	28,498	28,149	26,901	28,397
08/31/2000	28,937	28,583	27,297	28,809
09/30/2000	29,026	28,671	27,365	28,990
10/31/2000	29,200	28,843	27,510	29,182
11/30/2000	29,761	29,397	28,022	29,659
12/31/2000	30,356	29,985	28,563	30,209
01/31/2001	30,787	30,411	28,951	30,703
02/28/2001	31,074	30,694	29,203	30,971
03/31/2001	31,185	30,804	29,290	31,126
04/30/2001	30,886	30,508	28,992	30,997
05/31/2001	30,994	30,615	29,073	31,184
06/30/2001	31,069	30,689	29,125	31,302
07/31/2001	32,134	31,741	30,104	32,001
08/31/2001	32,520	32,122	30,444	32,368
09/30/2001	33,050	32,646	30,922	32,745
10/31/2001	33,744	33,331	31,553	33,430
11/30/2001	33,251	32,845	31,070	32,969
12/31/2001	33,085	32,680	30,896	32,760
01/31/2002	33,485	33,076	31,248	33,025
02/28/2002	33,944	33,529	31,658	33,345
03/31/2002	33,265	32,858	31,005	32,791
04/30/2002	33,994	33,578	31,666	33,426
05/31/2002	34,256	33,837	31,888	33,710
06/30/2002	34,334	33,914	31,942	34,002
07/31/2002	34,513	34,091	32,089	34,412
08/31/2002	35,079	34,650	32,592	34,994
09/30/2002	35,468	35,034	32,938	35,560
10/31/2002	35,454	35,020	32,905	35,398
11/30/2002	35,575	35,139	32,997	35,389
12/31/2002	36,293	35,849	33,641	36,120
01/31/2003	36,438	35,993	33,755	36,150
02/28/2003	36,941	36,489	34,200	36,651
03/31/2003	37,004	36,551	34,238	36,622
04/30/2003	37,415	36,957	34,598	36,925
05/31/2003	38,032	37,567	35,144	37,613
06/30/2003	38,005	37,541	35,099	37,538
07/31/2003	36,565	36,118	33,747	36,276
08/31/2003	36,861	36,410	34,000	36,517
09/30/2003	37,890	37,426	34,929	37,484
10/31/2003	37,624	37,164	34,660	37,134
11/30/2003	37,700	37,239	34,708	37,223
12/31/2003	38,129	37,663	35,080	37,602
01/31/2004	38,370	37,900	35,279	37,904
02/29/2004	38,803	38,329	35,657	38,314
03/31/2004	39,114	38,635	35,917	38,602
04/30/2004	38,202	37,735	35,059	37,597
05/31/2004	38,053	37,588	34,901	37,447
06/30/2004	38,217	37,750	35,027	37,658
07/31/2004	38,611	38,138	35,363	38,032
08/31/2004	39,360	38,878	36,028	38,757
09/30/2004	39,411	38,929	36,053	38,862
10/31/2004	39,793	39,306	36,381	39,188
11/30/2004	39,642	39,157	36,221	38,875
12/31/2004	39,904	39,415	36,435	39,233
01/31/2005	40,007	39,518	36,511	39,479
02/28/2005	39,843	39,356	36,340	39,247
03/31/2005	39,736	39,250	36,220	39,045
04/30/2005	40,328	39,834	36,734	39,573
05/31/2005	40,775	40,277	37,120	40,001
06/30/2005	40,967	40,466	37,272	40,219
07/31/2005	40,627	40,130	36,940	39,854
08/31/2005	41,159	40,656	37,402	40,365
09/30/2005	40,715	40,217	36,972	39,948

Sector Breakdown*

U.S. Government Agencies	45.3%
Short-Term Instruments	38.2%
Corporate Bonds & Notes	3.9%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	2.8%
Other	6.6%

*	% of total investments as of September 30, 2005

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  7

Summary Schedule of Investments

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (b) (Cost $2,385)		$2,400	0.0%

CORPORATE BONDS & NOTES

Banking & Finance

HBOS Treasury Services PLC
5.920% due 09/29/2049 (g)	$37,900	37,327	0.1%
Other Banking & Finance (b)		2,083,649	2.3%

Total Banking & Finance		2,120,976	2.4%

Industrials

Total Industrials (b)		1,400,054	1.5%

Utilities

Total Utilities (b)		358,061	0.4%

Total Corporate Bonds & Notes (Cost $3,786,623)		3,879,091	4.3%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $953,450)		1,031,533	1.2%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.500% due 04/01/2034	999,187	999,871	1.1%
5.500% due 05/01/2034	2,703,133	2,705,142	3.0%
5.500% due 09/01/2034	1,566,531	1,567,135	1.8%
5.500% due 11/01/2034	2,025,979	2,026,760	2.3%
5.500% due 12/01/2034	618,832	619,071	0.7%
5.500% due 01/01/2035	1,607,666	1,608,258	1.8%
5.500% due 02/01/2035	3,084,987	3,086,205	3.4%
5.500% due 03/01/2035	1,233,170	1,233,457	1.4%
5.500% due 04/01/2035	1,588,813	1,589,140	1.8%
5.500% due 05/01/2035	1,523,200	1,523,497	1.7%
5.500% due 06/01/2035	836,690	836,848	0.9%
5.500% due 07/01/2035	604,651	604,767	0.7%
5.000% due 08/01/2035	1,106,211	1,083,452	1.2%
5.500% due 08/01/2035	456,101	456,186	0.5%
5.000% due 09/01/2035	1,885,313	1,846,475	2.1%
5.000% due 10/13/2035	5,954,400	5,829,727	6.5%
5.500% due 10/13/2035	4,238,340	4,237,018	4.7%
0.000% - 1122.425% due 01/15/2006 - 01/25/2048 (a)(d)(e)	10,561,724	10,585,548	11.8%
Federal Home Loan Bank
3.750% - 6.750% due 04/10/2006 - 02/05/2007 (a)	76,000	72,446	0.1%
Freddie Mac
2.125% - 1007.500% due 10/01/2005 - 10/25/2043 (a)(e)	1,512,810	1,544,591	1.7%
Other U.S. Government Agencies (b)		1,076,454	1.2%

Total U.S. Government Agencies (Cost $45,272,644)		45,132,048	50.4%

8  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	$414,429	$443,504	0.5%
3.625% due 04/15/2028	102,493	134,133	0.2%
U.S. Treasury Bonds
7.875% due 02/15/2021	436,900	594,423	0.7%
6.000% due 02/15/2026	465,550	549,204	0.6%
5.250% - 8.125% due 05/15/2021 - 08/15/2029 (a)	776,160	909,408	1.0%
U.S. Treasury Notes
4.250% due 08/15/2015	561,300	557,968	0.6%
1.625% - 1.875% due 10/31/2005 - 12/31/2005 (a)	2,800	2,793	0.0%

Total U.S. Treasury Obligations (Cost $3,231,737)		3,191,433	3.6%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $2,718,165)		2,719,302	3.0%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (b) (Cost $2,838,532)		2,806,365	3.1%

SOVEREIGN ISSUES

Republic of Brazil
8.000% due 01/15/2018	525,124	557,419	0.6%
Russian Federation
5.000% due 03/31/2030 (g)	443,415	510,616	0.6%
Other Sovereign Issues (b)		1,304,162	1.5%

Total Sovereign Issues (Cost $2,118,605)		2,372,197	2.7%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (b) (Cost $396,072)		489,202	0.5%

PURCHASED CALL OPTIONS

Total Purchased Call Options (b) (Cost $12,852)		3,886	0.0%

SHORT-TERM INSTRUMENTS (m)

Certificates of Deposit

BNP Paribas Finance
3.670% - 3.770% due 11/04/2005 - 11/23/2005 (a)	577,000	577,001	0.6%
Citibank New York N.A.
3.590% - 3.970% due 10/25/2005 -12/29/2005 (a)	1,988,900	1,988,900	2.3%
Unicredito Italiano SpA NY
3.615% - 3.757% due 10/28/2005 - 11/18/2005 (a)	999,000	999,003	1.1%
Wells Fargo Bank, N.A.
3.760% due 10/05/2005 - 10/13/2005 (a)	1,080,500	1,080,500	1.2%
Other Certificates of Deposit (b)		824,540	0.9%

		5,469,944	6.1%

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  9

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
Commercial Paper

Anz Delaware, Inc.
3.540% - 3.910% due 10/25/2005 - 12/28/2005 (a)	$595,100	$593,386	0.7%
Anz National International Ltd.
3.300% - 3.860% due 10/03/2005 - 12/22/2005 (a)	665,521	663,131	0.7%
Bank of America Corp.
3.525% - 3.850% due 10/17/2005 - 12/21/2005 (a)	904,700	900,473	1.0%
Bank of Ireland
3.360% - 3.970% due 10/11/2005 - 01/27/2006 (a)	1,345,989	1,334,009	1.6%
BNP Paribas Finance
3.365% - 3.870% due 10/03/2005 - 12/19/2005 (a)	623,490	620,826	0.7%
CBA (de) Finance
3.460% - 3.935% due 10/07/2005 - 12/30/2005 (a)	442,550	440,214	0.6%
Danske Corp.
3.450% - 3.920% due 10/06/2005 - 01/17/2006 (a)	932,526	926,418	1.0%
Dexia Delaware LLC
3.430% - 3.920% due 10/05/2005 - 12/28/2005 (a)	2,010,710	2,000,437	2.4%
Fannie Mae
3.190% - 3.994% due 10/03/2005 - 03/29/2006 (a)	1,634,227	1,626,880	1.9%
Federal Home Loan Bank
3.180% - 3.850% due 10/03/2005 - 02/22/2006 (a)	1,382,818	1,378,787	1.6%
Freddie Mac
3.180% - 3.965% due 10/03/2005 - 03/28/2006 (a)	2,500,926	2,490,193	2.8%
HBOS Treasury Services PLC
3.450% - 3.970% due 10/05/2005 - 01/30/2006 (a)	2,258,135	2,246,474	2.5%
Nordea North America, Inc.
3.520% - 3.870% due 10/21/2005 - 01/13/2006 (a)	1,383,500	1,376,803	1.6%
Societe Generale N.A.
3.700% - 3.975% due 10/24/2005 - 01/27/2006 (a)	549,900	545,748	0.6%
Spintab AB
3.470% - 3.770% due 10/11/2005 - 12/14/2005 (a)	740,000	737,044	0.8%
Svenska Handelsbanken, Inc.
3.475% - 3.740% due 10/11/2005 - 12/13/2005 (a)	535,400	533,251	0.6%
UBS Finance Delaware LLC
3.285% - 3.975% due 10/03/2005 - 01/30/2006 (a)	1,359,121	1,355,506	1.5%
Westpac Capital Corp.
3.330% - 3.900% due 10/17/2005 - 12/23/2005 (a)	622,300	619,493	0.7%
Other Commercial Paper (b)		5,040,890	5.1%

		25,429,963	28.4%

Repurchase Agreements

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.750% - 4.875% due 03/31/2007 - 02/15/2012 valued at $252,506. Repurchase proceeds are $246,767.)	246,700	246,700	0.3%
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2027 - 08/15/2029 valued at $281,865. Repurchase proceeds are $276,675.)	276,600	276,600	0.3%

10  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)	% of Net Assets
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% - 4.875% due 02/23/2007 - 05/15/2007 valued at $179,829. Repurchase proceeds are $176,352)		$176,302	$176,302	0.2%

			699,602	0.8%

Total Belgium Treasury Bills (b)			119,882	0.1%

French Treasury Bills

1.987% - 2.016% due 10/06/2005 - 01/19/2006 (a)	EC	1,040,800	1,247,624	1.4%

German Treasury Bills

1.991% - 2.024% due 10/19/2005 - 02/15/2006 (a)		1,924,010	2,303,113	2.6%

U.K. Treasury Bills

0.000% - 2.020% due 10/31/2005 -12/15/2005 (a)		1,876,300	2,250,401	2.5%

U.S. Treasury Bills

3.280% - 3.705% due 12/01/2005 - 03/16/2006 (a)(h)(i)		$501,510	497,363	0.6%

Total Short-Term Instruments (Cost $38,122,765)			38,017,892	42.5%

Total Investments (f) (Cost $99,453,830)			$99,645,349	111.3%

Written Options (k) (Premiums $46,525)			(39,125)	(0.0)%

Other Assets and Liabilities (Net)			(10,089,172)	(11.3)%

Net Assets			$89,517,052	100.0%

Notes to Summary Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of September 30, 2005.
(c)	Principal amount of security is adjusted for inflation.
(d)	The grouping contains a principal only security.
(e)	The grouping contains an interest only security.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,785,570 were valued with reference to securities whose prices are more readily obtainable.
(g)	Variable rate security.
(h)	Securities with an aggregate market value of $196,720 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  11

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

(i)	Securities with an aggregate market value of $270,889 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	93,499	$(97,614)
Eurodollar June Futures	Long	06/2006	59,742	(44,932)
Eurodollar September Futures	Long	09/2006	18,060	(14,925)
U.S. Treasury 5-Year Note Futures	Long	12/2005	86,803	(84,394)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	15,007	(31,069)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	3,043	(328)

				$(273,262)

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(305)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	13,521
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	0
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	1,503
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		32,500	275
Morgan Stanley Dean Witter & Co.	3-month Canadian Bank Bill	Pay	5.000%	12/15/2035		75,000	1,647
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	69
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	(282)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	(11)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(4,087)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,292)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(13,675)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(23,206)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$4,449,600	(23,244)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		671,100	1,884
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		844,000	353
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,804,300	(11,705)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		166,400	(3,260)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		252,800	(1,806)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		369,900	(2,050)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		170,700	(3,409)

							$(71,080)

12  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	85,600	$39
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006		$10,000	16
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		7,500	(18)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		24,100	(35)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006		25,000	17
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007		9,600	169
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	21
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	(50)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	(16)
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010		5,000	108
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006		20,000	346
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006		18,300	248
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006		13,700	(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		7,500	(6)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006		30,000	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		9,700	439
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		800	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		23,000	964
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007		10,000	352
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007		20,000	320
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007		1,100	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007		8,200	13
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010		14,000	258
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006		15,000	120
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		6,050	(12)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010		2,000	49

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  13

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	$5,000	$(7)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	(6)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	48
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	42
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	37
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(24)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(4)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	34
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	327
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	40
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	23
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(71)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(315)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(28)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	8
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	173
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	748
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	89
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	65
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	1,010
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(19)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	21,600	(54)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	53

14  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	$12,000	$172
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	106
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	89
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	92
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	266
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	23
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(34)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	360
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,500	837
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	214
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2007	25,000	436
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	78
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(11)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	50,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(4)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	34
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(38)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(19)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(6)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	50
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	12,000	170
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(8)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	24
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(20)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	20
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.260)%	09/20/2010	5,900	(57)

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  15

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	$4,000	$164
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	128
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	56
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	100
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	114
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	244
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	17
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(23)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(32)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(22)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	7
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	283
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	855
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	306
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	3
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(12)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.200)%	10/20/2010	10,000	(60)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	24
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	17,000	72
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	14,000	(20)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	22,000	(38)

16  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	$10,000	$461
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	327
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	(2)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	167,500	(12)

						$11,407

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(k)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - TSE Japanese Government Note December Futures	JY	140.000	11/30/2005	156	$301	$110
Call - CBOT U.S. Treasury Note December Futures		$109.000	11/22/2005	12,081	1,909	566
Call - CBOT U.S. Treasury Note December Futures		108.500	11/22/2005	1,380	181	108
Call - CBOT U.S. Treasury Note December Futures		114.000	11/22/2005	24,003	3,855	750
Call - CBOT U.S. Treasury Note December Futures		112.000	11/22/2005	2,912	628	501
Put - CBOT U.S. Treasury Note December Futures		107.000	11/22/2005	5,583	1,465	3,402
Put - CBOT U.S. Treasury Note December Futures		108.000	11/22/2005	3,588	1,614	785
Put - CBOT U.S. Treasury Note December Futures		109.000	11/22/2005	26,070	6,703	11,813
Call - CBOT U.S. Treasury Note March Futures		113.000	12/22/2005	2,961	592	463
Put - CBOT U.S. Treasury Note March Futures		107.000	12/22/2005	2,961	548	648
Put - CME Eurodollar December Futures		95.250	12/18/2006	8,410	4,282	5,992

					$22,078	$25,138

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%****	12/20/2006	BP	1,774,100	$8,656	$8,990
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	1.000	%***	11/30/2005	JY	30,000,000	397	226
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.000	%***	11/30/2005		48,000,000	660	361
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.050	%***	11/30/2005		120,000,000	1,622	1,541
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005		$500	14	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005		500	5	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006		1,056,900	13,093	2,869

							$24,447	$13,987

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.
***	The Fund will receive a floating rate based on 6-month JY-LIBOR.
****	The Fund will pay a floating rate based on 6-month BP-LIBOR.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  17

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$782	$744	0.00%
First Interstate Bancorp	8.875	01/01/2009	01/04/1999	7	6	0.00
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	3,280	3,208	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,186	1,097	0.00
United Airlines, Inc.	6.932	09/01/2011	12/28/2001	10,500	8,663	0.01
Sprint Capital Corp.	6.000	01/15/2017	02/28/2002	37,420	38,106	0.04
Sprint Capital Corp.	7.125	01/30/2006	05/28/2002	13,550	13,580	0.02

				$66,725	$65,404	0.07%

(m)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	248	10/2005	$0	$0	$0
Sell		37,435	10/2005	1,586	0	1,586
Sell	C$	124,415	10/2005	0	(2,777)	(2,777)
Buy	CP	35,405,877	02/2006	1,871	0	1,871
Buy	EC	329,836	10/2005	0	(7,891)	(7,891)
Sell		4,345,882	10/2005	137,103	(1)	137,102
Buy		25,472	11/2005	7	0	7
Sell		2,005,935	11/2005	6,190	0	6,190
Buy	JY	147,406,715	10/2005	0	(24,616)	(24,616)
Buy	KW	33,483,100	01/2006	0	(700)	(700)
Buy		37,438,400	02/2006	0	(957)	(957)
Buy		20,428,730	03/2006	0	(352)	(352)
Buy	MP	380,160	02/2006	312	0	312
Buy		194,166	03/2006	128	0	128
Sell	N$	56,107	10/2005	0	(265)	(265)
Buy	PN	110,994	02/2006	0	(929)	(929)
Buy		62,063	03/2006	0	(314)	(314)
Buy	PZ	116,727	02/2006	223	0	223
Buy		60,986	03/2006	0	(186)	(186)
Buy	RP	756,078	11/2005	0	(155)	(155)
Buy		1,195,550	03/2006	18	0	18
Buy	RR	441,400	01/2006	204	0	204
Buy		921,344	02/2006	65	(23)	42
Buy		529,284	03/2006	0	(69)	(69)
Buy	S$	26,132	01/2006	0	(399)	(399)
Buy		55,158	02/2006	0	(719)	(719)
Buy		29,572	03/2006	0	(143)	(143)
Buy	SR	103,581	02/2006	268	0	268
Buy	SV	520,723	02/2006	0	(650)	(650)
Buy		1,112,718	03/2006	0	(614)	(614)
Buy	T$	1,081,048	02/2006	0	(1,305)	(1,305)
Buy		576,874	03/2006	0	(61)	(61)

				$147,975	$(43,126)	$104,849

18  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Financial Highlights

Class A

Selected Per Share Data for the Year or Period Ended:

	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income (a)	0.18	0.21	0.24	0.39	0.49	0.62
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.08	(0.03)	0.36	0.75	0.20	0.56
Total Income from Investment Operations	0.26	0.18	0.60	1.14	0.69	1.18
Dividends from Net Investment Income	(0.18)	(0.22)	(0.27)	(0.41)	(0.50)	(0.62)
Distributions from Net Realized Capital Gains	0.00	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.18)	(0.55)	(0.45)	(0.76)	(0.80)	(0.62)
Net Asset Value End of Period	$10.65	$10.57	$10.94	$10.79	$10.41	$10.52
Total Return	2.46%	1.60%	5.70%	11.25%	6.65%	12.27%
Net Assets End of Period (000s)	$9,843,356	$9,059,096	$8,777,466	$7,863,675	$4,749,826	$3,061,033
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.90%	0.90%	0.96	%(b)
Ratio of Net Investment Income to Average Net Assets	3.29%*	1.94%	2.23%	3.65%	4.62%	6.12%
Portfolio Turnover Rate	186%	470%	273%	234%	445%	450%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  19

Financial Highlights

Class B

Selected Per Share Data for the Year or Period Ended:

	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income (a)	0.14	0.13	0.17	0.31	0.41	0.54
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.08	(0.04)	0.35	0.75	0.20	0.57
Total Income from Investment Operations	0.22	0.09	0.52	1.06	0.61	1.11
Dividends from Net Investment Income	(0.14)	(0.13)	(0.19)	(0.33)	(0.42)	(0.55)
Distributions from Net Realized Capital Gains	0.00	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.14)	(0.46)	(0.37)	(0.68)	(0.72)	(0.55)
Net Asset Value End of Period	$10.65	$10.57	$10.94	$10.79	$10.41	$10.52
Total Return	2.07%	0.84%	4.91%	10.42%	5.85%	11.44%
Net Assets End of Period (000s)	$1,844,909	$1,963,136	$2,422,998	$2,655,908	$1,703,960	$975,823
Ratio of Expenses to Average Net Assets	1.65%*	1.65%	1.65%	1.65%	1.65%	1.70	%(b)
Ratio of Net Investment Income to Average Net Assets	2.54%*	1.18%	1.50%	2.89%	3.83%	5.37%
Portfolio Turnover Rate	186%	470%	273%	234%	445%	450%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

20  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Financial Highlights

Class C

Selected Per Share Data for the Year or Period Ended:

	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income (a)	0.14	0.13	0.17	0.31	0.41	0.54
Net Realized/Unrealized Gain (Loss) on Investments (a)	0.08	(0.04)	0.35	0.75	0.20	0.57
Total Income from Investment Operations	0.22	0.09	0.52	1.06	0.61	1.11
Dividends from Net Investment Income	(0.14)	(0.13)	(0.19)	(0.33)	(0.42)	(0.55)
Distributions from Net Realized Capital Gains	0.00	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.14)	(0.46)	(0.37)	(0.68)	(0.72)	(0.55)
Net Asset Value End of Period	$10.65	$10.57	$10.94	$10.79	$10.41	$10.52
Total Return	2.07%	0.84%	4.91%	10.41%	5.85%	11.44%
Net Assets End of Period (000s)	$2,591,688	$2,548,509	$3,011,932	$3,303,225	$1,979,410	$1,103,702
Ratio of Expenses to Average Net Assets	1.65%*	1.65%	1.65%	1.65%	1.65%	1.71	%(b)
Ratio of Net Investment Income to Average Net Assets	2.54%*	1.18%	1.50%	2.88%	3.83%	5.38%
Portfolio Turnover Rate	186%	470%	273%	234%	445%	450%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  21

Statement of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts
Assets:

Investments, at value	$99,645,349
Cash	36,063
Foreign currency, at value	667,799
Receivable for investments sold	315,906
Unrealized appreciation on forward foreign currency contracts	147,975
Receivable for Fund shares sold	325,372
Interest and dividends receivable	327,422
Variation margin receivable	7,759
Swap premiums paid	41,350
Unrealized appreciation on swap agreements	31,766
Other assets	2

101,546,763

Liabilities:

Payable for investments purchased	$10,179,850
Payable for investments purchased on delayed-delivery basis	1,043,649
Unrealized depreciation on forward foreign currency contracts	43,126
Written options outstanding	39,125
Payable for Fund shares redeemed	272,095
Dividends payable	42,768
Accrued investment advisory fee	19,618
Accrued administration fee	17,095
Accrued distribution fee	6,755
Accrued servicing fee	3,814
Variation margin payable	70,197
Swap premiums received	200,180
Unrealized depreciation on swap agreements	91,439
12,029,711

Net Assets	$89,517,052

Net Assets Consist of:

Paid in capital	$88,612,840
Undistributed net investment income	4,472
Accumulated undistributed net realized gain	931,953
Net unrealized (depreciation)	(32,213)

$89,517,052

Net Assets:

Class A	$9,843,356
Class B	1,844,909
Class C	2,591,688
Other Classes	75,237,099

Shares Issued and Outstanding:

Class A	923,960
Class B	173,175
Class C	243,272

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$10.65
Class B	10.65
Class C	10.65

Cost of Investments Owned	$99,453,830

Cost of Foreign Currency Held	$670,532

Premiums Received on Written Options	$46,525

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

22  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statement of Operations

Six Months Ended September 30, 2005 (Unaudited)

Amounts in thousands
Investment Income:

Interest, net of foreign taxes	$1,813,953
Dividends	15
Miscellaneous income	1,062

Total Income	1,815,030

Expenses:

Investment advisory fees	108,944
Administration fees	95,215
Distribution fees–Class B	7,299
Distribution fees–Class C	9,798
Servicing fees–Class A	12,100
Servicing fees–Class B	2,433
Servicing fees–Class C	3,266
Distribution and/or servicing fees–Other Classes	26,905
Trustees’ fees	96
Miscellaneous expense	108

Total Expenses	266,164

Net Investment Income	1,548,866

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	339,249
Net realized gain on futures contracts, options and swaps	246,185
Net realized gain on foreign currency transactions	83,195
Net change in unrealized (depreciation) on investments	(24,335)
Net change in unrealized appreciation on futures contracts, options and swaps	18,044
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(74,941)

Net Gain	587,397

Net Increase in Net Assets Resulting from Operations	$2,136,263

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  23

Statements of Changes in Net Assets

Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,548,866	$1,701,739
Net realized gain	668,629	1,447,098
Net change in unrealized (depreciation)	(81,232)	(1,748,337)

Net increase resulting from operations	2,136,263	1,400,500

Distributions to Shareholders:

From net investment income
Class A	(160,763)	(175,659)
Class B	(25,018)	(26,770)
Class C	(33,596)	(33,706)
Other Classes	(1,356,775)	(1,516,218)
From net realized capital gains
Class A	(3)	(265,849)
Class B	2	(62,589)
Class C	0	(79,299)
Other Classes	0	(1,931,698)

Total Distributions	(1,576,153)	(4,091,788)

Fund Share Transactions:

Receipts for shares sold
Class A	2,092,441	3,363,164
Class B	66,611	122,903
Class C	279,888	425,001
Other Classes	11,798,207	18,476,986

Issued as reinvestment of distributions
Class A	111,062	297,483
Class B	16,527	61,036
Class C	21,073	73,850
Other Classes	1,195,927	3,089,299

Cost of shares redeemed
Class A	(1,482,711)	(3,071,676)
Class B	(216,854)	(567,888)
Class C	(276,401)	(865,618)
Other Classes	(6,042,440)	(13,525,706)
Net increase resulting from Fund share transactions	7,563,330	7,878,834
Fund Redemption Fee	329	516

Total Increase in Net Assets	8,123,769	5,188,062

Net Assets:
Beginning of period	81,393,283	76,205,221

End of period *	$89,517,052	$81,393,283

* Including undistributed net investment income of:	$4,472	$31,758

24  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”). The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Fund. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  25

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

BP	–	British Pound	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
EC	–	Euro	RR	–	Russian Ruble
JY	–	Japanese Yen	S$	–	Singapore Dollar
KW	–	South Korean Won	SR	–	South African Rand
MP	–	Mexican Peso	SV	–	Slovakian Koruna
N$	–	New Zealand Dollar	T$	–	Taiwan Dollar

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

26  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  27

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statement of Operations.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward spread lock, currency and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the

28  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
0.18%	0.18%	0.40%	0.25%	0.40%

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  29

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $3,380,944 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$ 116,637,799	$99,804,513	$8,765,636	$7,556,869

30  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount In $	Notional Amount In JY		Notional Amount In BP		Premium
Balance at 03/31/2005	127,679	$2,400	JY	0	BP	0	$61,651
Sales	248,383	1,056,900		198,000,000		1,774,100	91,641
Closing Buys	(7,030)	0		0		0	(6,307)
Expirations	(273,627)	(1,400)		0		0	(99,159)
Exercised	(5,300)	0		0		0	(1,301)

Balance at 09/30/2005	90,105	$1,057,900	JY	198,000,000	BP	1,774,100	$46,525

6. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Fund is engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$ 91,748	$0

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	195,181	$2,092,441	313,009	$3,363,164
Class B	6,214	66,611	11,433	122,903
Class C	26,099	279,888	39,541	425,001
Other Classes	1,100,187	11,798,207	1,719,624	18,476,986

Issued as reinvestment of distributions
Class A	10,343	111,062	27,781	297,483
Class B	1,539	16,527	5,703	61,036
Class C	1,962	21,073	6,900	73,850
Other Classes	111,376	1,195,927	288,433	3,089,299

Cost of shares redeemed
Class A	(138,276)	(1,482,711)	(286,362)	(3,071,676)
Class B	(20,230)	(216,854)	(52,952)	(567,888)
Class C	(25,800)	(276,401)	(80,728)	(865,618)
Other Classes	(563,264)	(6,042,440)	(1,260,428)	(13,525,706)

Net increase resulting from Fund share transactions	705,331	$7,563,330	731,954	$7,878,834

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  31

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

8. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$746,779	$(555,260)	$191,519

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving

32  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  33

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received

A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services

A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

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3.	Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  35

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

36  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder	PFPC, Inc., P.O. Box 9688, Providence, RI 02940
Servicing Agent and
Transfer Agent

Independent	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Registered Public
Accounting Firm

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053SA_13266

PIMCO Funds

Semi-Annual Report

SEPTEMBER 30, 2005

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this semi-annual report for the PIMCO Total Return Fund (“the Fund”). At the end of the fiscal half-year on September 30, 2005, assets in the Fund stood at $89 billion. In addition, PIMCO Funds net assets stood at approximately $194 billion. PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during this period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark 10-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to the Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call 1-800-426-0107.

We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D Shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at 1-866-746-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. A copy of the Funds’ Form N-Q is available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

4  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

Important Information (cont.)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 04/01/05 to 09/30/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  5

Management Review	Ticker Symbol:
Class D: PTTDX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class D Shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2005, returning 2.54% versus 2.31% for the Index.

•	The Fund’s duration was positioned moderately above that of the Index; this strategy was positive for the six-month period as longer-term rates declined.

•	Emphasis on short/intermediate maturities for most of the period was negative as shorter-maturity yields rose while longer-maturity yields fell. Continued tightening by the Fed and strong demand for longer-maturity bonds were driving factors behind the curve flattening.

•	Substituting real return bonds [Treasury Inflation-Protected Securities (“TIPS”)] for nominal Treasuries detracted from performance, as inflation expectations fell over the period, causing TIPS to underperform conventional, non inflation-linked Treasuries.

•	The Fund’s exposure to mortgages was positive for returns, as favorable coupon and security selection more than offset the negative impact of a sector overweight.

•	The Fund’s underweight to corporate securities was positive, as this sector lagged Treasuries on a like-duration basis amid concern early in the period about auto issuers and corporate restructurings.

•	Emerging markets bonds added to performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to narrow.

•	Non-U.S. positions were positive, especially in the Eurozone, as worries of a slowdown in the European economy and prospects for future rate cuts drove yields generally lower by more than in the U.S.

6  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

PIMCO Total Return Fund Performance Summary

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Total Return Fund Class D	2.54%	3.47%	7.16%	7.09%	8.31%
Lehman Brothers Aggregate Bond Index	2.31%	2.80%	6.62%	6.55%	7.79%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%	2.42%	5.99%	5.74%	7.18%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

†	The Fund began operations on 05/11/87. Index comparison began on 04/30/87.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (4/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,025.40	$1,021.31
Expenses Paid During Period	$3.81	$3.80

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Total Return Fund Class D	Lehman Brothers Aggregate Bond Index
05/31/1987	10,000	10,000
06/30/1987	10,125	10,138
07/31/1987	10,098	10,130
08/31/1987	10,072	10,076
09/30/1987	9,819	9,861
10/31/1987	10,129	10,212
11/30/1987	10,201	10,294
12/31/1987	10,291	10,434
01/31/1988	10,708	10,801
02/29/1988	10,828	10,929
03/31/1988	10,729	10,827
04/30/1988	10,671	10,768
05/31/1988	10,615	10,696
06/30/1988	10,867	10,954
07/31/1988	10,849	10,897
08/31/1988	10,899	10,925
09/30/1988	11,103	11,172
10/31/1988	11,275	11,383
11/30/1988	11,172	11,244
12/31/1988	11,218	11,257
01/31/1989	11,354	11,419
02/28/1989	11,279	11,336
03/31/1989	11,330	11,385
04/30/1989	11,580	11,624
05/31/1989	11,859	11,929
06/30/1989	12,256	12,292
07/31/1989	12,512	12,554
08/31/1989	12,293	12,368
09/30/1989	12,352	12,431
10/31/1989	12,645	12,737
11/30/1989	12,752	12,858
12/31/1989	12,775	12,893
01/31/1990	12,558	12,740
02/28/1990	12,588	12,781
03/31/1990	12,575	12,790
04/30/1990	12,394	12,673
05/31/1990	12,797	13,048
06/30/1990	13,011	13,258
07/31/1990	13,219	13,441
08/31/1990	13,007	13,261
09/30/1990	13,018	13,371
10/31/1990	13,195	13,541
11/30/1990	13,525	13,832
12/31/1990	13,759	14,048
01/31/1991	13,892	14,222
02/28/1991	14,083	14,343
03/31/1991	14,257	14,442
04/30/1991	14,487	14,598
05/31/1991	14,591	14,684
06/30/1991	14,610	14,676
07/31/1991	14,817	14,880
08/31/1991	15,216	15,202
09/30/1991	15,572	15,510
10/31/1991	15,728	15,682
11/30/1991	15,860	15,826
12/31/1991	16,396	16,296
01/31/1992	16,258	16,074
02/29/1992	16,398	16,179
03/31/1992	16,331	16,088
04/30/1992	16,412	16,204
05/31/1992	16,749	16,510
06/30/1992	16,957	16,737
07/31/1992	17,367	17,078
08/31/1992	17,511	17,251
09/30/1992	17,784	17,456
10/31/1992	17,624	17,224
11/30/1992	17,635	17,228
12/31/1992	17,940	17,502
01/31/1993	18,266	17,838
02/28/1993	18,670	18,150
03/31/1993	18,775	18,226
04/30/1993	18,934	18,353
05/31/1993	18,974	18,376
06/30/1993	19,382	18,709
07/31/1993	19,496	18,815
08/31/1993	19,935	19,145
09/30/1993	20,011	19,197
10/31/1993	20,149	19,269
11/30/1993	19,967	19,105
12/31/1993	20,129	19,209
01/31/1994	20,369	19,468
02/28/1994	20,000	19,130
03/31/1994	19,572	18,658
04/30/1994	19,374	18,509
05/31/1994	19,277	18,507
06/30/1994	19,202	18,466
07/31/1994	19,592	18,832
08/31/1994	19,643	18,856
09/30/1994	19,390	18,578
10/31/1994	19,362	18,562
11/30/1994	19,361	18,521
12/31/1994	19,349	18,648
01/31/1995	19,691	19,017
02/28/1995	20,148	19,470
03/31/1995	20,336	19,589
04/30/1995	20,687	19,863
05/31/1995	21,337	20,631
06/30/1995	21,320	20,783
07/31/1995	21,326	20,736
08/31/1995	21,651	20,986
09/30/1995	21,917	21,191
10/31/1995	22,243	21,466
11/30/1995	22,719	21,788
12/31/1995	23,106	22,094
01/31/1996	23,290	22,240
02/29/1996	22,718	21,854
03/31/1996	22,536	21,702
04/30/1996	22,437	21,580
05/31/1996	22,372	21,536
06/30/1996	22,725	21,825
07/31/1996	22,780	21,885
08/31/1996	22,754	21,848
09/30/1996	23,271	22,229
10/31/1996	23,869	22,721
11/30/1996	24,428	23,111
12/31/1996	24,117	22,896
01/31/1997	24,202	22,966
02/28/1997	24,250	23,023
03/31/1997	23,950	22,768
04/30/1997	24,376	23,109
05/31/1997	24,620	23,327
06/30/1997	24,903	23,604
07/31/1997	25,592	24,240
08/31/1997	25,365	24,034
09/30/1997	25,771	24,388
10/31/1997	26,075	24,742
11/30/1997	26,189	24,856
12/31/1997	26,491	25,106
01/31/1998	26,896	25,428
02/28/1998	26,815	25,408
03/31/1998	26,898	25,497
04/30/1998	26,998	25,630
05/31/1998	27,306	25,873
06/30/1998	27,565	26,092
07/31/1998	27,650	26,148
08/31/1998	28,085	26,573
09/30/1998	28,919	27,196
10/31/1998	28,716	27,052
11/30/1998	28,817	27,205
12/31/1998	28,987	27,287
01/31/1999	29,155	27,482
02/28/1999	28,613	27,002
03/31/1999	28,850	27,152
04/30/1999	28,986	27,238
05/31/1999	28,667	26,999
06/30/1999	28,612	26,913
07/31/1999	28,498	26,799
08/31/1999	28,515	26,785
09/30/1999	28,826	27,096
10/31/1999	28,915	27,196
11/30/1999	28,976	27,194
12/31/1999	28,817	27,063
01/31/2000	28,664	26,974
02/29/2000	29,011	27,300
03/31/2000	29,431	27,660
04/30/2000	29,343	27,581
05/31/2000	29,331	27,568
06/30/2000	29,944	28,142
07/31/2000	30,214	28,397
08/31/2000	30,682	28,809
09/30/2000	30,783	28,990
10/31/2000	30,971	29,182
11/30/2000	31,569	29,659
12/31/2000	32,203	30,209
01/31/2001	32,667	30,703
02/28/2001	32,974	30,971
03/31/2001	33,100	31,126
04/30/2001	32,788	30,997
05/31/2001	32,906	31,184
06/30/2001	32,989	31,302
07/31/2001	34,124	32,001
08/31/2001	34,540	32,368
09/30/2001	35,106	32,745
10/31/2001	35,847	33,430
11/30/2001	35,327	32,969
12/31/2001	35,154	32,760
01/31/2002	35,583	33,025
02/28/2002	36,074	33,345
03/31/2002	35,356	32,791
04/30/2002	36,134	33,426
05/31/2002	36,416	33,710
06/30/2002	36,503	34,002
07/31/2002	36,697	34,412
08/31/2002	37,302	34,994
09/30/2002	37,724	35,560
10/31/2002	37,712	35,398
11/30/2002	37,844	35,389
12/31/2002	38,613	36,120
01/31/2003	38,775	36,150
02/28/2003	39,314	36,651
03/31/2003	39,385	36,622
04/30/2003	39,826	36,925
05/31/2003	40,487	37,613
06/30/2003	40,462	37,538
07/31/2003	38,937	36,276
08/31/2003	39,256	36,517
09/30/2003	40,359	37,484
10/31/2003	40,081	37,134
11/30/2003	40,165	37,223
12/31/2003	40,627	37,602
01/31/2004	40,887	37,904
02/29/2004	41,353	38,314
03/31/2004	41,688	38,602
04/30/2004	40,725	37,597
05/31/2004	40,570	37,447
06/30/2004	40,749	37,658
07/31/2004	41,173	38,032
08/31/2004	41,976	38,757
09/30/2004	42,038	38,862
10/31/2004	42,450	39,188
11/30/2004	42,293	38,875
12/31/2004	42,581	39,233
01/31/2005	42,700	39,479
02/28/2005	42,529	39,247
03/31/2005	42,423	39,045
04/30/2005	43,059	39,573
05/31/2005	43,542	40,001
06/30/2005	43,751	40,219
07/31/2005	43,396	39,854
08/31/2005	43,974	40,365
09/30/2005	43,503	39,948

Sector Breakdown*

U.S. Government Agencies	45.3%
Short-Term Instruments	38.2%
Corporate Bonds & Notes	3.9%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	2.8%
Other	6.6%

*	% of total investments as of September 30, 2005

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  7

Summary Schedule of Investments

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (b) (Cost $2,385)		$2,400	0.0%

CORPORATE BONDS & NOTES

Banking & Finance

HBOS Treasury Services PLC
5.920% due 09/29/2049 (g)	$37,900	37,327	0.1%
Other Banking & Finance (b)		2,083,649	2.3%

Total Banking & Finance		2,120,976	2.4%

Industrials

Total Industrials (b)		1,400,054	1.5%

Utilities

Total Utilities (b)		358,061	0.4%

Total Corporate Bonds & Notes (Cost $3,786,623)		3,879,091	4.3%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $953,450)		1,031,533	1.2%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.500% due 04/01/2034	999,187	999,871	1.1%
5.500% due 05/01/2034	2,703,133	2,705,142	3.0%
5.500% due 09/01/2034	1,566,531	1,567,135	1.8%
5.500% due 11/01/2034	2,025,979	2,026,760	2.3%
5.500% due 12/01/2034	618,832	619,071	0.7%
5.500% due 01/01/2035	1,607,666	1,608,258	1.8%
5.500% due 02/01/2035	3,084,987	3,086,205	3.4%
5.500% due 03/01/2035	1,233,170	1,233,457	1.4%
5.500% due 04/01/2035	1,588,813	1,589,140	1.8%
5.500% due 05/01/2035	1,523,200	1,523,497	1.7%
5.500% due 06/01/2035	836,690	836,848	0.9%
5.500% due 07/01/2035	604,651	604,767	0.7%
5.000% due 08/01/2035	1,106,211	1,083,452	1.2%
5.500% due 08/01/2035	456,101	456,186	0.5%
5.000% due 09/01/2035	1,885,313	1,846,475	2.1%
5.000% due 10/13/2035	5,954,400	5,829,727	6.5%
5.500% due 10/13/2035	4,238,340	4,237,018	4.7%
0.000% - 1122.425% due 01/15/2006 - 01/25/2048 (a)(d)(e)	10,561,724	10,585,548	11.8%
Federal Home Loan Bank
3.750% - 6.750% due 04/10/2006 - 02/05/2007 (a)	76,000	72,446	0.1%
Freddie Mac
2.125% - 1007.500% due 10/01/2005 - 10/25/2043 (a)(e)	1,512,810	1,544,591	1.7%
Other U.S. Government Agencies (b)		1,076,454	1.2%

Total U.S. Government Agencies (Cost $45,272,644)		45,132,048	50.4%

8  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)	% of Net Assets
U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	$414,429	$443,504	0.5%
3.625% due 04/15/2028	102,493	134,133	0.2%
U.S. Treasury Bonds
7.875% due 02/15/2021	436,900	594,423	0.7%
6.000% due 02/15/2026	465,550	549,204	0.6%
5.250% - 8.125% due 05/15/2021 - 08/15/2029 (a)	776,160	909,408	1.0%
U.S. Treasury Notes
4.250% due 08/15/2015	561,300	557,968	0.6%
1.625% - 1.875% due 10/31/2005 - 12/31/2005 (a)	2,800	2,793	0.0%

Total U.S. Treasury Obligations (Cost $3,231,737)		3,191,433	3.6%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $2,718,165)		2,719,302	3.0%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (b) (Cost $2,838,532)		2,806,365	3.1%

SOVEREIGN ISSUES

Republic of Brazil
8.000% due 01/15/2018	525,124	557,419	0.6%
Russian Federation
5.000% due 03/31/2030 (g)	443,415	510,616	0.6%
Other Sovereign Issues (b)		1,304,162	1.5%

Total Sovereign Issues (Cost $2,118,605)		2,372,197	2.7%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (b) (Cost $396,072)		489,202	0.5%

PURCHASED CALL OPTIONS

Total Purchased Call Options (b) (Cost $12,852)		3,886	0.0%

SHORT-TERM INSTRUMENTS (m)

Certificates of Deposit

BNP Paribas Finance
3.670%- 3.770% due 11/04/2005 - 11/23/2005 (a)	577,000	577,001	0.6%
Citibank New York N.A.
3.590% - 3.970% due 10/25/2005 - 12/29/2005 (a)	1,988,900	1,988,900	2.3%
Unicredito Italiano SpA NY
3.615% - 3.757% due 10/28/2005 - 11/18/2005 (a)	999,000	999,003	1.1%
Wells Fargo Bank, N.A.
3.760% due 10/05/2005 - 10/13/2005 (a)	1,080,500	1,080,500	1.2%
Other Certificates of Deposit (b)		824,540	0.9%

		5,469,944	6.1%

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  9

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
Commercial Paper

Anz Delaware, Inc.
3.540% - 3.910% due 10/25/2005 - 12/28/2005 (a)	$595,100	$593,386	0.7%
Anz National International Ltd.
3.300% - 3.860% due 10/03/2005 - 12/22/2005 (a)	665,521	663,131	0.7%
Bank of America Corp.
3.525% - 3.850% due 10/17/2005 - 12/21/2005 (a)	904,700	900,473	1.0%
Bank of Ireland
3.360% - 3.970% due 10/11/2005 - 01/27/2006 (a)	1,345,989	1,334,009	1.6%
BNP Paribas Finance
3.365% - 3.870% due 10/03/2005 - 12/19/2005 (a)	623,490	620,826	0.7%
CBA (de) Finance
3.460% - 3.935% due 10/07/2005 - 12/30/2005 (a)	442,550	440,214	0.6%
Danske Corp.
3.450% - 3.920% due 10/06/2005 - 01/17/2006 (a)	932,526	926,418	1.0%
Dexia Delaware LLC
3.430% - 3.920% due 10/05/2005 - 12/28/2005 (a)	2,010,710	2,000,437	2.4%
Fannie Mae
3.190% - 3.994% due 10/03/2005 - 03/29/2006 (a)	1,634,227	1,626,880	1.9%
Federal Home Loan Bank
3.180% - 3.850% due 10/03/2005 - 02/22/2006 (a)	1,382,818	1,378,787	1.6%
Freddie Mac
3.180% - 3.965% due 10/03/2005 - 03/28/2006 (a)	2,500,926	2,490,193	2.8%
HBOS Treasury Services PLC
3.450% - 3.970% due 10/05/2005 - 01/30/2006 (a)	2,258,135	2,246,474	2.5%
Nordea North America, Inc.
3.520% - 3.870% due 10/21/2005 - 01/13/2006 (a)	1,383,500	1,376,803	1.6%
Societe Generale N.A.
3.700% - 3.975% due 10/24/2005 - 01/27/2006 (a)	549,900	545,748	0.6%
Spintab AB
3.470% - 3.770% due 10/11/2005 - 12/14/2005 (a)	740,000	737,044	0.8%
Svenska Handelsbanken, Inc.
3.475% - 3.740% due 10/11/2005 - 12/13/2005 (a)	535,400	533,251	0.6%
UBS Finance Delaware LLC
3.285% - 3.975% due 10/03/2005 - 01/30/2006 (a)	1,359,121	1,355,506	1.5%
Westpac Capital Corp.
3.330% - 3.900% due 10/17/2005 - 12/23/2005 (a)	622,300	619,493	0.7%
Other Commercial Paper (b)		5,040,890	5.1%

		25,429,963	28.4%

Repurchase Agreements

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.750% - 4.875% due 03/31/2007 - 02/15/2012 valued at $252,506. Repurchase proceeds are $246,767.)	246,700	246,700	0.3%
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2027 - 08/15/2029 valued at $281,865. Repurchase proceeds are $276,675.)	276,600	276,600	0.3%

10  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)	% of Net Assets
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% - 4.875% due 02/23/2007 - 05/15/2007 valued at $179,829. Repurchase proceeds are $176,352)		$176,302	$176,302	0.2%

			699,602	0.8%

Total Belgium Treasury Bills (b)			119,882	0.1%

French Treasury Bills
1.987% - 2.016% due 10/06/2005 - 01/19/2006 (a)	EC	1,040,800	1,247,624	1.4%

German Treasury Bills
1.991% - 2.024% due 10/19/2005 - 02/15/2006 (a)		1,924,010	2,303,113	2.6%

U.K. Treasury Bills
0.000% - 2.020% due 10/31/2005 - 12/15/2005 (a)		1,876,300	2,250,401	2.5%

U.S. Treasury Bills
3.280% - 3.705% due 12/01/2005 - 03/16/2006 (a)(h)(i)		$501,510	497,363	0.6%

Total Short-Term Instruments (Cost $38,122,765)			38,017,892	42.5%

Total Investments (f) (Cost $99,453,830)			$99,645,349	111.3%

Written Options (k) (Premiums $46,525)			(39,125)	(0.0)%

Other Assets and Liabilities (Net)			(10,089,172)	(11.3)%

Net Assets			$89,517,052	100.0%

Notes to Summary Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of September 30, 2005.
(c)	Principal amount of security is adjusted for inflation.
(d)	The grouping contains a principal only security.
(e)	The grouping contains an interest only security.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,785,570 were valued with reference to securities whose prices are more readily obtainable.
(g)	Variable rate security.
(h)	Securities with an aggregate market value of $196,720 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  11

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

(i)	Securities with an aggregate market value of $270,889 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	93,499	$(97,614)
Eurodollar June Futures	Long	06/2006	59,742	(44,932)
Eurodollar September Futures	Long	09/2006	18,060	(14,925)
U.S. Treasury 5-Year Note Futures	Long	12/2005	86,803	(84,394)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	15,007	(31,069)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	3,043	(328)

				$(273,262)

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(305)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	13,521
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	0
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	1,503
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		32,500	275
Morgan Stanley Dean Witter & Co.	3-month Canadian Bank Bill	Pay	5.000%	12/15/2035		75,000	1,647
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	69
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	(282)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	(11)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(4,087)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,292)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(13,675)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(23,206)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$4,449,600	(23,244)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		671,100	1,884
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		844,000	353
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,804,300	(11,705)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		166,400	(3,260)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		252,800	(1,806)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		369,900	(2,050)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		170,700	(3,409)

							$(71,080)

12  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	85,600	$39
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006		$10,000	16
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		7,500	(18)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		24,100	(35)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006		25,000	17
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007		9,600	169
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	21
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	(50)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	(16)
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010		5,000	108
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006		20,000	346
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006		18,300	248
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006		13,700	(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		7,500	(6)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006		30,000	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		9,700	439
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		800	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		23,000	964
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007		10,000	352
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007		20,000	320
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007		1,100	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007		8,200	13
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010		14,000	258
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006		15,000	120
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		6,050	(12)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010		2,000	49

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  13

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	$5,000	$(7)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	(6)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	48
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	42
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	37
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(24)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(4)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	34
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	327
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	40
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	23
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(71)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(315)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(28)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	8
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	173
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	748
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	89
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	65
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	1,010
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(19)

14  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	$21,600	$(54)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	53
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	12,000	172
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	106
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	89
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	92
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	266
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	23
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(34)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	360
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,500	837
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	214
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2007	25,000	436
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	78
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(11)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	50,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(4)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	34
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(38)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(19)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(6)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	50
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	12,000	170
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(8)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	24

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  15

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	$50,000	$(20)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	20
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.260)%	09/20/2010	5,900	(57)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	164
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	128
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	56
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	100
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	114
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	244
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	17
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(23)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(32)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(22)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	7
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	283
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	855
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	306
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	3
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	` Buy	(2.250)%	09/20/2010	1,300	(12)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.200)%	10/20/2010	10,000	(60)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	24

16  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	$17,000	$72
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	14,000	(20)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	22,000	(38)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	461
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	327
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	(2)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	167,500	(12)

						$11,407

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(k)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - TSE Japanese Government Note December Futures	JY	140.000	11/30/2005	156	$301	$110
Call - CBOT U.S. Treasury Note December Futures		$109.000	11/22/2005	12,081	1,909	566
Call - CBOT U.S. Treasury Note December Futures		108.500	11/22/2005	1,380	181	108
Call - CBOT U.S. Treasury Note December Futures		114.000	11/22/2005	24,003	3,855	750
Call - CBOT U.S. Treasury Note December Futures		112.000	11/22/2005	2,912	628	501
Put - CBOT U.S. Treasury Note December Futures		107.000	11/22/2005	5,583	1,465	3,402
Put - CBOT U.S. Treasury Note December Futures		108.000	11/22/2005	3,588	1,614	785
Put - CBOT U.S. Treasury Note December Futures		109.000	11/22/2005	26,070	6,703	11,813
Call - CBOT U.S. Treasury Note March Futures		113.000	12/22/2005	2,961	592	463
Put - CBOT U.S. Treasury Note March Futures		107.000	12/22/2005	2,961	548	648
Put - CME Eurodollar December Futures		95.250	12/18/2006	8,410	4,282	5,992

					$22,078	$25,138

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%****	12/20/2006	BP	1,774,100	$8,656	$8,990
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	1.000	%***	11/30/2005	JY	30,000,000	397	226
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.000	%***	11/30/2005		48,000,000	660	361
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.050	%***	11/30/2005		120,000,000	1,622	1,541
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005		$500	14	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005		500	5	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006		1,056,900	13,093	2,869

							$24,447	$13,987

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.
***	The Fund will receive a floating rate based on 6-month JY-LIBOR.
****	The Fund will pay a floating rate based on 6-month BP-LIBOR.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  17

Summary Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$782	$744	0.00%
First Interstate Bancorp	8.875	01/01/2009	01/04/1999	7	6	0.00
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	3,280	3,208	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,186	1,097	0.00
United Airlines, Inc.	6.932	09/01/2011	12/28/2001	10,500	8,663	0.01
Sprint Capital Corp.	6.000	01/15/2017	02/28/2002	37,420	38,106	0.04
Sprint Capital Corp.	7.125	01/30/2006	05/28/2002	13,550	13,580	0.02

				$66,725	$65,404	0.07%

(m)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	248	10/2005	$0	$0	$0
Sell		37,435	10/2005	1,586	0	1,586
Sell	C$	124,415	10/2005	0	(2,777)	(2,777)
Buy	CP	35,405,877	02/2006	1,871	0	1,871
Buy	EC	329,836	10/2005	0	(7,891)	(7,891)
Sell		4,345,882	10/2005	137,103	(1)	137,102
Buy		25,472	11/2005	7	0	7
Sell		2,005,935	11/2005	6,190	0	6,190
Buy	JY	147,406,715	10/2005	0	(24,616)	(24,616)
Buy	KW	33,483,100	01/2006	0	(700)	(700)
Buy		37,438,400	02/2006	0	(957)	(957)
Buy		20,428,730	03/2006	0	(352)	(352)
Buy	MP	380,160	02/2006	312	0	312
Buy		194,166	03/2006	128	0	128
Sell	N$	56,107	10/2005	0	(265)	(265)
Buy	PN	110,994	02/2006	0	(929)	(929)
Buy		62,063	03/2006	0	(314)	(314)
Buy	PZ	116,727	02/2006	223	0	223
Buy		60,986	03/2006	0	(186)	(186)
Buy	RP	756,078	11/2005	0	(155)	(155)
Buy		1,195,550	03/2006	18	0	18
Buy	RR	441,400	01/2006	204	0	204
Buy		921,344	02/2006	65	(23)	42
Buy		529,284	03/2006	0	(69)	(69)
Buy	S$	26,132	01/2006	0	(399)	(399)
Buy		55,158	02/2006	0	(719)	(719)
Buy		29,572	03/2006	0	(143)	(143)
Buy	SR	103,581	02/2006	268	0	268
Buy	SV	520,723	02/2006	0	(650)	(650)
Buy		1,112,718	03/2006	0	(614)	(614)
Buy	T$	1,081,048	02/2006	0	(1,305)	(1,305)
Buy		576,874	03/2006	0	(61)	(61)

				$147,975	$(43,126)	$104,849

18  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.57	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income (a)	0.19	0.23	0.26	0.40	0.50	0.64
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.08	(0.04)	0.36	0.76	0.20	0.56
Total Income from Investment Operations	0.27	0.19	0.62	1.16	0.70	1.20
Dividends from Net Investment Income	(0.19)	(0.23)	(0.29)	(0.43)	(0.51)	(0.64)
Distributions from Net Realized Capital Gains	0.00	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.19)	(0.56)	(0.47)	(0.78)	(0.81)	(0.64)
Net Asset Value End of Period	$10.65	$10.57	$10.94	$10.79	$10.41	$10.52
Total Return	2.54%	1.75%	5.86%	11.41%	6.81%	12.44%
Net Assets End of Period (000s)	$2,958,632	$2,426,460	$1,871,253	$1,569,250	$648,596	$264,984
Ratio of Expenses to Average Net Assets	0.75%*	0.75%	0.75%	0.75%	0.75%	0.81	%(b)
Ratio of Net Investment Income to Average Net Assets	3.45%*	2.10%	2.37%	3.76%	4.71%	6.28%
Portfolio Turnover Rate	186%	470%	273%	234%	445%	450%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  19

Statement of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts
Assets:

Investments, at value	$99,645,349
Cash	36,063
Foreign currency, at value	667,799
Receivable for investments sold	315,906
Unrealized appreciation on forward foreign currency contracts	147,975
Receivable for Fund shares sold	325,372
Interest and dividends receivable	327,422
Variation margin receivable	7,759
Swap premiums paid	41,350
Unrealized appreciation on swap agreements	31,766
Other assets	2

101,546,763

Liabilities:

Payable for investments purchased	$10,179,850
Payable for investments purchased on delayed-delivery basis	1,043,649
Unrealized depreciation on forward foreign currency contracts	43,126
Written options outstanding	39,125
Payable for Fund shares redeemed	272,095
Dividends payable	42,768
Accrued investment advisory fee	19,618
Accrued administration fee	17,095
Accrued distribution fee	6,755
Accrued servicing fee	3,814
Variation margin payable	70,197
Swap premiums received	200,180
Unrealized depreciation on swap agreements	91,439

12,029,711

Net Assets	$89,517,052

Net Assets Consist of:

Paid in capital	$88,612,840
Undistributed net investment income	4,472
Accumulated undistributed net realized gain	931,953
Net unrealized (depreciation)	(32,213)

$89,517,052

Net Assets:

Class D	$2,958,632
Other Classes	86,558,420

Shares Issued and Outstanding:

Class D	277,716

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$10.65

Cost of Investments Owned	$99,453,830

Cost of Foreign Currency Held	$670,532

Premiums Received on Written Options	$46,525

20  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statement of Operations

Six Months Ended September 30, 2005 (Unaudited)

Amounts in thousands
Investment Income:

Interest, net of foreign taxes	$1,813,953
Dividends	15
Miscellaneous income	1,062

Total Income	1,815,030

Expenses:

Investment advisory fees	108,944
Administration fees	95,215
Servicing fees–Class D	3,444
Distribution and/or servicing fees–Other Classes	58,357
Trustees’ fees	96
Miscellaneous expense	108

Total Expenses	266,164

Net Investment Income	1,548,866

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	339,249
Net realized gain on futures contracts, options and swaps	246,185
Net realized gain on foreign currency transactions	83,195
Net change in unrealized (depreciation) on investments	(24,335)
Net change in unrealized appreciation on futures contracts, options and swaps	18,044
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(74,941)

Net Gain	587,397

Net Increase in Net Assets Resulting from Operations	$2,136,263

See accompanying notes  |  09.30.05  |  PIMCO Total Return Fund Semi-Annual Report  21

Statements of Changes in Net Assets

Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,548,866	$1,701,739
Net realized gain	668,629	1,447,098
Net change in unrealized (depreciation)	(81,232)	(1,748,337)

Net increase resulting from operations	2,136,263	1,400,500

Distributions to Shareholders:

From net investment income
Class D	(47,918)	(44,399)
Other Classes	(1,528,234)	(1,707,954)
From net realized capital gains
Class D	0	(65,059)
Other Classes	(1)	(2,274,376)

Total Distributions	(1,576,153)	(4,091,788)

Fund Share Transactions:

Receipts for shares sold
Class D	817,903	1,120,925
Other Classes	13,419,244	21,267,129
Issued as reinvestment of distributions
Class D	42,263	97,542
Other Classes	1,302,326	3,424,126
Cost of shares redeemed
Class D	(342,797)	(588,346)
Other Classes	(7,675,609)	(17,442,542)
Net increase resulting from Fund share transactions	7,563,330	7,878,834

Fund Redemption Fee	329	516

Total Increase in Net Assets	8,123,769	5,188,062

Net Assets:
Beginning of period	81,393,283	76,205,221

End of period *	$89,517,052	$81,393,283

* Including undistributed net investment income of:	$4,472	$31,758

22  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”). The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the Class D shares of the Fund. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  23

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

BP	—	British Pound	PN	—	Peruvian New Sol
C$	—	Canadian Dollar	PZ	—	Polish Zloty
CP	—	Chilean Peso	RP	—	Indian Rupee
EC	—	Euro	RR	—	Russian Ruble
JY	—	Japanese Yen	S$	—	Singapore Dollar
KW	—	South Korean Won	SR	—	South African Rand
MP	—	Mexican Peso	SV	—	Slovakian Koruna
N$	—	New Zealand Dollar	T$	—	Taiwan Dollar

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

24  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  25

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statement of Operations.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward spread lock, currency and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are

26  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
0.18%	0.18%	0.40%	0.25%	0.40%

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005. Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  27

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $3,380,944 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$116,637,799	$99,804,513	$8,765,636	$7,556,869

28  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in JY		Notional Amount in BP		Premium
Balance at 03/31/2005	127,679	$2,400	JY	0	BP	0	$61,651
Sales	248,383	1,056,900		198,000,000		1,774,100	91,641
Closing Buys	(7,030)	0		0		0	(6,307)
Expirations	(273,627)	(1,400)		0		0	(99,159)
Exercised	(5,300)	0		0		0	(1,301)

Balance at 09/30/2005	90,105	$1,057,900	JY	198,000,000	BP	1,774,100	$46,525

6. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Fund is engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$91,748	$0

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	76,303	$817,903	104,257	$1,120,925

Other Classes	1,251,378	13,419,244	1,979,350	21,267,129

Issued as reinvestment of distributions
Class D	3,936	42,263	9,109	97,542

Other Classes	121,284	1,302,326	319,708	3,424,126

Cost of shares redeemed
Class D	(31,991)	(342,797)	(54,936)	(588,346)

Other Classes	(715,579)	(7,675,609)	(1,625,534)	(17,442,542)

Net increase resulting from Fund share transactions	705,331	$7,563,330	731,954	$7,878,834

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  29

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

8. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$746,779	$(555,260)	$191,519

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving

30  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  31

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

32  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Fund’s total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

PIMCO Total Return Fund Semi-Annual Report  |  09.30.05  33

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

34  PIMCO Total Return Fund Semi-Annual Report  |  09.30.05

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Global Investors

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ054SA_13268

Semi-Annual Report	PIMCO Funds
September 30, 2005

Strategic Markets Funds

Share Classes	All Asset Fund

Institutional and Administrative	All Asset All Authority Fund

CommodityRealReturn Strategy Fund®

European StocksPLUS® TR Strategy Fund

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Fundamental IndexPLUS Fund

Fundamental IndexPLUS TR Fund

International StocksPLUS® TR Strategy Fund

Japanese StocksPLUS® TR Strategy Fund

Real Return Asset Fund

RealEstateRealReturn Strategy Fund

StocksPLUS® Total Return Fund

StocksPLUS® TR Short Strategy Fund

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

The Semi-Annual Reports for other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Semi-Annual Report for the PIMCO Funds. At the end of the fiscal half-year on September 30, 2005, PIMCO Funds net assets stood at approximately $194 billion. During the six-month reporting period, PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

PIMCO continues to develop investment alternatives to traditional stock and bond investment vehicles, including two new Funds which commenced operations on June 30, 2005. The PIMCO Fundamental IndexPLUS and PIMCO Fundamental IndexPLUS TR Funds are managed similar to the PIMCO StocksPLUS® and PIMCO StocksPLUS® Total Return Funds in that they invest in equity derivatives backed by portfolios of actively managed fixed-income investments.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s action and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our web site at www.allianzinvestors.com or our investment manager’s web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

09.30.05  |  PIMCO Funds Semi-Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The use of derivative and commodity-linked derivative instruments may subject the Funds to greater volatility than investments in traditional securities. Derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and the All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

On each individual Fund Summary page in this Semi-Annual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class Shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, service and administrative fees, and other expenses paid by the Administrative Class Shares. The Administrative Class Shares were first offered in (month/year): All Asset Fund (12/02) and CommodityRealReturn Strategy Fund® (02/03). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2  PIMCO Funds Semi-Annual Report  |  09.30.05

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from April 1, 2005 to September 30, 2005.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

09.30.05  |  PIMCO Funds Semi-Annual Report  3

PIMCO All Asset Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	All Asset Fund Institutional Class	Lehman Brothers U.S. TIPS 1-10 Year Index	Consumer Price Index + 500 Basis points
07/31/2002	5,000,000	5,000,000	5,000,000
08/31/2002	5,240,000	5,120,500	5,031,938
09/30/2002	5,279,692	5,246,462	5,064,056
10/31/2002	5,259,636	5,181,659	5,093,554
11/30/2002	5,405,041	5,134,163	5,120,399
12/31/2002	5,597,521	5,276,170	5,147,379
01/31/2003	5,638,453	5,318,895	5,185,834
02/28/2003	5,873,815	5,477,902	5,238,750
03/31/2003	5,753,321	5,448,133	5,277,726
04/30/2003	5,835,292	5,435,917	5,282,497
05/31/2003	6,163,175	5,596,632	5,304,508
06/30/2003	6,110,876	5,585,396	5,335,291
07/31/2003	5,832,171	5,408,425	5,366,240
08/31/2003	5,950,879	5,479,805	5,406,107
09/30/2003	6,146,723	5,626,984	5,443,283
10/31/2003	6,250,291	5,636,068	5,465,964
11/30/2003	6,307,253	5,619,176	5,476,920
12/31/2003	6,492,127	5,651,475	5,511,609
01/31/2004	6,588,545	5,705,349	5,558,408
02/29/2004	6,754,598	5,816,983	5,596,526
03/31/2004	6,877,184	5,895,232	5,672,241
04/30/2004	6,420,852	5,701,009	5,714,036
05/31/2004	6,581,910	5,771,594	5,771,278
06/30/2004	6,624,472	5,767,347	5,813,637
07/31/2004	6,635,244	5,839,084	5,828,667
08/31/2004	6,834,517	5,944,669	5,856,030
09/30/2004	6,942,044	5,950,370	5,892,791
10/31/2004	7,072,309	6,022,565	5,948,375
11/30/2004	7,159,152	6,001,420	5,976,277
12/31/2004	7,261,226	6,052,999	5,979,275
01/31/2005	7,221,329	6,037,320	6,016,757
02/28/2005	7,306,822	6,015,501	6,076,532
03/31/2005	7,242,724	6,004,409	6,149,374
04/30/2005	7,328,674	6,103,933	6,216,352
05/31/2005	7,431,814	6,130,403	6,235,865
06/30/2005	7,526,175	6,145,936	6,265,056
07/31/2005	7,555,078	6,055,914	6,320,150
08/31/2005	7,711,151	6,172,832	6,378,829
09/30/2005	7,692,803	6,179,031	6,297,725

PIMCO FUNDS ALLOCATION‡

Real Return Asset	14.9%
Long-Term U.S. Government	12.2%
Emerging Markets Bond	12.1%
High Yield	10.1%
Real Return	10.1%
Floating Income	8.7%
Other	31.9%

‡	% of Total Investments as of September 30, 2005

Ticker Symbols

Institutional Class: PAAIX

Administrative Class: PAALX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (07/31/02)
All Asset Fund Institutional Class	6.21%	10.82%	14.57%
All Asset Fund Administrative Class	6.11%	10.59%	14.31%
Lehman Brothers U.S. TIPS 1-10 Year Index	2.91%	3.84%	6.91%
Consumer Price Index + 500 Basis Points	5.43%	10.02%	8.43%
Lipper Flexible Portfolio Fund Average	5.48%	11.66%	10.49%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,062.10	$1,061.10	$1,023.87	$1,022.61
Expenses Paid During Period†	$1.24	$2.53	$1.22	$2.48

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.24% for Institutional Class, 0.49% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.60%.

PORTFOLIO INSIGHTS

•	The All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset All Authority Fund). PIMCO has identified 14 core funds on which the Fund will focus.

•	For the six months ended September 30, 2005, the Fund’s Institutional Class Shares outperformed the return of its primary benchmark, the Lehman Brothers U.S. TIPS 1-10 Year Index, by returning 6.21% versus the 2.91% return of the benchmark.

•	Alternative strategies were positive to tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 10.10% over the six-month period.

•	An underweight to the International StocksPLUS® TR Strategy Fund for the entire period was a significant negative to tactical asset allocation as the MSCI EAFE Index rallied 16.60%.

•	An overweight to REITs was positive to tactical asset allocation as the Dow Jones Wilshire REIT Index returned 19.85% for the period.

•	Tactical shifts in allocations to the CommodityRealReturn Strategy Fund® were negative to tactical asset allocation. An overweight in the first half of the period was negative as the Dow Jones-AIG Commodity Index Total Return sold off 4.99%. A shift to an underweight in the second half of the period was also negative as the same index subsequently rallied 17.60%, returning 11.73% for the six months ended September 30, 2005.

4  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO All Asset All Authority Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	All Asset All Authority Fund Institutional Class	S&P 500 Index	Consumer Price Index + 650 Basis points
10/31/2003	5,000,000	5,000,000	5,000,000
11/30/2003	5,050,000	5,043,991	5,013,570
12/31/2003	5,233,915	5,308,521	5,035,292
01/31/2004	5,295,370	5,405,958	5,087,155
02/29/2004	5,469,492	5,481,098	5,142,179
03/31/2004	5,563,972	5,398,409	5,203,172
04/30/2004	5,133,610	5,313,663	5,248,015
05/31/2004	5,236,077	5,386,581	5,307,149
06/30/2004	5,297,193	5,491,323	5,352,735
07/31/2004	5,276,642	5,309,577	5,373,264
08/31/2004	5,461,607	5,331,054	5,405,206
09/30/2004	5,559,097	5,388,793	5,445,893
10/31/2004	5,673,183	5,471,119	5,504,070
11/30/2004	5,750,969	5,692,489	5,536,767
12/31/2004	5,856,177	5,886,196	5,546,466
01/31/2005	5,806,919	5,742,720	5,588,167
02/28/2005	5,867,123	5,863,571	5,650,670
03/31/2005	5,786,160	5,759,739	5,725,470
04/30/2005	5,918,038	5,650,503	5,794,989
05/31/2005	5,994,967	5,830,293	5,820,422
06/30/2005	6,097,166	5,838,568	5,854,944
07/31/2005	6,069,477	6,055,696	5,913,750
08/31/2005	6,252,226	6,000,444	5,976,048
09/30/2005	6,206,994	6,049,043	6,081,445

PIMCO FUNDS ALLOCATION‡

Real Return Asset	15.2%
Long-Term U.S. Government	14.9%
Floating Income	10.0%
High Yield	9.9%
Emerging Markets Bond	9.2%
Real Return	7.8%
StocksPLUS® TR Short Strategy	7.6%
Total Return	6.4%
Other	19.0%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PAUIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (10/31/03)**
All Asset All Authority Fund Institutional Class	7.27%	11.65%	11.94%
S&P 500 Index	5.02%	12.25%	10.45%
Consumer Price Index + 650 Basis Points	6.22%	11.67%	10.76%
Lipper Flexible Portfolio Fund Average	5.48%	11.66%	9.47%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,072.70	$1,015.64
Expenses Paid During Period†	$9.77	$9.50

†	Expenses are equal to the expense ratio of 1.88% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%.

PORTFOLIO INSIGHTS

•	The All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the All Asset Fund). PIMCO has identified 14 core funds on which the Fund will focus.

•	For the six months ended September 30, 2005, the Fund’s Institutional Class Shares returned 7.27%, outperforming the 5.02% return of its primary benchmark, the S&P 500 Index, over the same period.

•	Alternative strategies were positive to tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPM EMBI Global Index rallied 10.10% over the six-month period.

•	An underweight to international equities for the entire period was a significant negative to tactical asset allocation as the MSCI EAFE Index rallied 16.60% during the six-month period. Also, an allocation to the StocksPLUS® TR Short Strategy Fund was a significant negative as the S&P 500 returned 5.02%.

•	An overweight to REITs for most of the period was positive to tactical asset allocation as the Dow Jones Wilshire REIT Index returned 19.85% for the period.

09.30.05  |  PIMCO Funds Semi-Annual Report  5

PIMCO CommodityRealReturn Strategy Fund®

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	CommodityRealReturn Strategy Fund® Institutional Class	Dow Jones - AIG Commodity Total Return Index
06/30/2002	5,000,000	5,000,000
07/31/2002	5,160,000	4,972,914
08/31/2002	5,540,000	5,168,856
09/30/2002	5,892,885	5,363,517
10/31/2002	5,726,533	5,308,183
11/30/2002	5,736,615	5,323,140
12/31/2002	6,213,898	5,583,797
01/31/2003	6,703,055	6,013,602
02/28/2003	7,186,836	6,216,038
03/31/2003	6,466,540	5,747,048
04/30/2003	6,407,411	5,711,293
05/31/2003	7,063,203	6,045,009
06/30/2003	6,833,450	5,895,729
07/31/2003	6,547,600	5,931,040
08/31/2003	6,930,532	6,165,266
09/30/2003	7,166,572	6,170,421
10/31/2003	7,507,322	6,465,163
11/30/2003	7,523,548	6,444,752
12/31/2003	8,066,884	6,920,088
01/31/2004	8,285,227	7,045,559
02/29/2004	9,011,069	7,502,689
03/31/2004	9,419,942	7,734,352
04/30/2004	8,838,686	7,597,172
05/31/2004	9,126,318	7,725,980
06/30/2004	8,731,326	7,405,643
07/31/2004	8,972,856	7,536,477
08/31/2004	9,015,124	7,399,118
09/30/2004	9,626,743	7,905,709
10/31/2004	9,895,170	8,039,493
11/30/2004	9,760,957	7,943,193
12/31/2004	9,386,631	7,553,133
01/31/2005	9,462,482	7,631,944
02/28/2005	10,088,257	8,171,251
03/31/2005	10,439,492	8,462,417
04/30/2005	10,003,712	7,968,668
05/31/2005	9,958,853	7,906,812
06/30/2005	10,134,588	8,039,910
07/31/2005	10,355,329	8,400,352
08/31/2005	11,348,661	9,034,411
09/30/2005	11,794,727	9,454,743

SECTOR BREAKDOWN‡

U.S. Treasury Obligations‡‡	87.3%
U.S. Government Agencies‡‡	6.6%
Short-Term Instruments‡‡	3.4%
Sovereign Issues‡‡	0.8%
Other	1.9%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for commodity-linked derivative positions

Ticker Symbols

Institutional Class: PCRIX

Administrative Class: PCRRX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (06/28/02)
CommodityRealReturn Strategy Fund® Institutional Class	12.98%	22.52%	30.14%
CommodityRealReturn Strategy Fund® Administrative Class	12.84%	22.29%	29.83%
Dow Jones - AIG Commodity Total Return Index	11.73%	19.59%	21.64%
Lipper Specialty Diversified Equity Fund Average	1.06%	0.77%	-2.56%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,129.80	$1,128.40	$1,021.36	$1,020.10
Expenses Paid During Period†	$3.95	$5.28	$3.75	$5.01

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class) multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The CommodityRealReturn Strategy Fund® seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	For the six months ended September 30, 2005, the Fund’s Institutional Class Shares returned 12.98%, outperforming the 11.73% return of the benchmark Dow Jones-AIG Commodity Total Return Index.

•	Commodities rallied for the period due to gains in the second half of the period from tight oil supplies and the effects of hurricanes Katrina and Rita, which were felt across most commodities.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was the primary source of outperformance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	During the six-month period, ten-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	The effective duration of the Fund was 6.94 years on September 30, 2005, compared to a duration of 6.63 years for the Lehman Brothers U.S. TIPS Index, which serves as a proxy against which the TIPS portfolio underlying the commodity exposure can be measured.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive, as nominal yields in Europe fell more than in the U.S.

•	The Fund’s overweight to shorter maturity TIPS was negative for performance, as the real yield curve flattened 0.13% as measured by the difference in beginning-to-end-of-period two-year TIPS yield relative to the difference in beginning-to-end-of-period long-dated TIPS yield (for securities maturing in around 27 years).

6  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO European StocksPLUS® TR Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	European StocksPLUS® TR Strategy Fund Institutional Class	European Blue Chip 50 Index (Hedged USD)
10/31/2003	5,000,000	5,000,000
11/30/2003	5,089,820	5,108,476
12/31/2003	5,407,231	5,370,220
01/31/2004	5,555,810	5,521,888
02/29/2004	5,683,164	5,623,709
03/31/2004	5,481,521	5,421,060
04/30/2004	5,322,328	5,439,968
05/31/2004	5,306,409	5,406,007
06/30/2004	5,515,406	5,540,352
07/31/2004	5,318,806	5,368,044
08/31/2004	5,393,195	5,274,665
09/30/2004	5,446,330	5,384,785
10/31/2004	5,669,497	5,558,538
11/30/2004	5,754,513	5,697,401
12/31/2004	5,922,754	5,849,964
01/31/2005	6,061,052	5,921,480
02/28/2005	6,115,168	6,080,729
03/31/2005	6,074,564	6,078,917
04/30/2005	5,963,670	5,875,256
05/31/2005	6,339,479	6,207,881
06/30/2005	6,567,430	6,439,040
07/31/2005	6,776,897	6,744,903
08/31/2005	6,789,219	6,635,978
09/30/2005	7,001,392	6,973,241

SECTOR BREAKDOWN‡

U.S. Government Agencies‡‡	52.3%
U.S. Treasury Obligations‡‡	28.9%
Short-Term Instruments‡‡	8.8%
Exchange-Traded Funds	2.9%
Other	7.1%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbol

Institutional Class: PESIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (10/30/03)**
European StocksPLUS® TR Strategy Fund Institutional Class	15.26%	28.55%	19.28%
European Blue Chip 50 Index (Hedged USD)	14.71%	29.50%	18.95%
Lipper European Region Fund Average	8.31%	27.35%	23.71%
* Cumulative return. All Fund returns are net of fees and expenses.
**The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,152.60	$1,020.81
Expenses Paid During Period†	$4.59	$4.31

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The European StocksPLUS® TR Strategy Fund seeks to obtain European equity exposure by investing under normal circumstances substantially all of its assets in European equity derivatives hedged into U.S. dollar and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	The Fund’s Institutional Class Shares returned 15.26% for the six-month period ended September 30, 2005, outperforming the 14.71% return of the European Blue Chip 50 Index (Hedged USD) for the same period.

•	Global developed equity markets benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate (three-month to five-year) U.S. rates hurt performance.

•	A U.S. curve strategy involving exposure to longer maturities (greater than ten years) helped performance as the curve flattened and longer-term rates fell; exposure to European instruments also boosted returns.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging market bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

09.30.05  |  PIMCO Funds Semi-Annual Report  7

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	MSCI All Country Far East (Ex-Japan) Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	4,899,295	4,941,694
12/31/2003	5,082,884	5,170,082
01/31/2004	5,415,362	5,478,710
02/29/2004	5,657,164	5,687,639
03/31/2004	5,536,263	5,513,082
04/30/2004	5,032,508	5,248,536
05/31/2004	4,961,983	5,117,732
06/30/2004	4,956,945	5,072,838
07/31/2004	4,815,894	4,960,621
08/31/2004	5,208,823	5,199,954
09/30/2004	5,319,649	5,370,022
10/31/2004	5,339,799	5,325,890
11/30/2004	5,581,601	5,639,370
12/31/2004	5,784,194	5,751,704
01/31/2005	5,800,158	5,802,666
02/28/2005	5,997,044	6,079,470
03/31/2005	5,712,478	5,842,399
04/30/2005	5,749,954	5,746,424
05/31/2005	5,937,337	5,925,477
06/30/2005	6,114,424	6,121,961
07/31/2005	6,486,138	6,518,659
08/31/2005	6,459,202	6,381,903
09/30/2005	6,746,792	6,724,268

SECTOR BREAKDOWN‡

U.S. Government Agencies‡‡	52.5%
U.S. Treasury Obligations‡‡	24.1%
Exchange-Traded Funds	7.8%
Short-Term Instruments‡‡	7.2%
Other	8.4%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbol

Institutional Class: PEJIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (10/30/03)**
Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	18.11%	26.83%	16.46%
MSCI All Country Far East (Ex-Japan) Hedged USD Index	15.09%	25.22%	16.72%
Lipper Pacific ex-Japan Fund Average	15.47%	35.26%	22.42%
* Cumulative return. All Fund returns are net of fees and expenses.
**The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,181.10	$1,020.61
Expenses Paid During Period†	$4.87	$4.51

†	Expenses are equal to the expense ratio of 0.89% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Far East (ex-Japan) StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of fixed-income securities.

•	The Fund’s Institutional Class Shares returned 18.11% for the six-month period ended September 30, 2005, outperforming the MSCI All Country Far East (Ex-Japan) Hedged USD Index, which returned 15.09% for the same period.

•	Global developed equity markets benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate (three-month to five-year) U.S. rates hurt performance.

•	A U.S. curve strategy involving exposure to longer maturities (greater than 10 years) helped performance as the curve flattened and longer-term rates fell; exposure to European instruments also boosted returns.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging market bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

8  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Fundamental IndexPLUS Fund

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

Inception (06/30/05)*
Fundamental IndexPLUS Fund Institutional Class	3.35%
Fundamental IndexPLUS Fund Administrative Class	3.29%
S&P 500 Index	3.60%
Research Affiliates Fundamental 1000 Index	3.85%
Lipper Specialty Diversified Equity Fund Average	2.55%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	74.5%
Asset-Backed Securities‡‡	13.3%
Corporate Bonds & Notes‡‡	4.6%
U.S. Government Agencies‡‡	4.7%
Other	2.9%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbols

Institutional Class: PFPIX

Administrative Class: PFPAX

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (06/30/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,033.50	$1,032.90	$1,011.08	$1,010.45
Expenses Paid During Period†	$1.68	$2.33	$1.67	$2.31

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class), multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since the Fund commenced operations on 06/30/05).

PORTFOLIO INSIGHTS

•	The Fundamental IndexPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short-term fixed-income instruments.

•	The Fund’s Institutional Class Shares returned 3.35% since its inception on June 30, 2005 through September 30, 2005, underperforming the 3.60% return of the S&P 500 Index. The RA Fundamental 1000 Index returned 3.85% during the same time period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a moderately more broad exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate U.S. rates detracted from returns and was the primary driver of underperformance.

•	Holdings of mortgages and asset-backed securities enhanced returns primarily due to the yield premiums provided by these holdings.

09.30.05  |  PIMCO Funds Semi-Annual Report  9

PIMCO Fundamental IndexPLUS TR Fund

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

Inception (06/30/05)*
Fundamental IndexPLUS TR Fund Institutional Class	2.55%
Fundamental IndexPLUS TR Fund Administrative Class	2.41%
S&P 500 Index	3.60%
Research Affiliates Fundamental 1000 Index	3.85%
Lipper Specialty Diversified Equity Fund Average	2.55%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	56.6%
U.S. Government Agencies‡‡	19.5%
Asset-Backed Securities‡‡	11.7%
U.S. Treasury Obligations‡‡	7.0%
Mortgage-Backed Securities‡‡	2.8%
Other	2.4%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbols

Institutional Class: PXTIX

Administrative Class: PXTAX

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (06/30/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,025.50	$1,024.10	$1,010.85	$1,010.22
Expenses Paid During Period†	$1.91	$2.55	$1.90	$2.54

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class), multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since the Fund commenced operations on 06/30/05).

PORTFOLIO INSIGHTS

•	The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short- and intermediate-term fixed-income instruments.

•	The Fund’s Institutional Class Shares returned 2.55% since its inception on June 30, 2005 through September 30, 2005, underperforming the 3.60% return of the S&P 500 Index. The RA Fundamental 1000 Index returned 3.85% during the same time period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of U.S. interest rates hurt performance.

•	Mortgage-backed and asset-backed securities provided additional yield, which helped offset some of the negative price impact as rates moved higher.

10  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO International StocksPLUS® TR Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	International StocksPLUS® TR Strategy Fund Institutional Class	MSCI EAFE Hedged USD Index

10/31/2003	5,000,000	5,000,000
11/30/2003	5,035,141	5,011,117
12/31/2003	5,276,461	5,196,785
01/31/2004	5,358,585	5,265,933
02/29/2004	5,507,434	5,392,017
03/31/2004	5,550,051	5,397,521
04/30/2004	5,410,913	5,462,419
05/31/2004	5,369,687	5,381,830
06/30/2004	5,583,691	5,508,776
07/31/2004	5,449,517	5,378,958
08/31/2004	5,557,888	5,367,803
09/30/2004	5,610,816	5,444,293
10/31/2004	5,678,042	5,489,447
11/30/2004	5,781,467	5,634,743
12/31/2004	6,021,293	5,820,771
01/31/2005	6,062,374	5,866,132
02/28/2005	6,173,879	6,038,980
03/31/2005	6,121,061	6,020,809
04/30/2005	6,062,374	5,851,582
05/31/2005	6,302,991	6,081,997
06/30/2005	6,502,527	6,289,053
07/31/2005	6,690,325	6,523,475
08/31/2005	6,889,861	6,609,182
09/30/2005	7,214,314	7,020,203

SECTOR BREAKDOWN‡

U.S. Government Agencies‡‡	50.1%
U.S. Treasury Obligations‡‡	23.6%
Mortgage-Backed Securities‡‡	8.5%
Other	17.8%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbol

Institutional Class: PISIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (10/30/03)**
International StocksPLUS® TR Strategy Fund Institutional Class	17.86%	28.58%	20.78%
MSCI EAFE Hedged USD Index	16.60%	28.95%	19.37%
Lipper International Multi-Cap Core Fund Average	10.33%	25.56%	20.34%
* Cumulative return. All Fund returns are net of fees and expenses.
**The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,178.60	$1,020.76
Expenses Paid During Period†	$4.70	$4.36

†	Expenses are equal to the expense ratio of 0.86% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The International StocksPLUS® TR Strategy Fund seeks to obtain non-U.S. equity exposure by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollar and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	The Fund’s Institutional Class Shares returned 17.86% for the six-month period ended September 30, 2005, outperforming the Morgan Stanley Capital International Europe Australia Far East (“EAFE”) Hedged USD Index, which returned 16.60% during the same period.

•	Global developed equity markets benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate (three-month to five-year) U.S. rates hurt performance.

•	A U.S. curve strategy involving exposure to longer maturities (greater than ten years) helped performance as the curve flattened and longer-term rates fell; exposure to European instruments also boosted returns.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging market bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

09.30.05  |  PIMCO Funds Semi-Annual Report  11

PIMCO Japanese StocksPLUS® TR Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Japanese StocksPLUS® TR Strategy Fund Institutional Class	MSCI Japan Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	4,833,333	4,831,242
12/31/2003	5,133,645	5,065,830
01/31/2004	5,093,222	5,099,182
02/29/2004	5,330,704	5,247,871
03/31/2004	5,742,426	5,693,914
04/30/2004	5,539,514	5,717,169
05/31/2004	5,422,839	5,530,649
06/30/2004	5,700,148	5,762,259
07/31/2004	5,454,980	5,548,718
08/31/2004	5,526,487	5,548,412
09/30/2004	5,409,891	5,412,000
10/31/2004	5,363,520	5,356,598
11/30/2004	5,389,282	5,447,082
12/31/2004	5,753,055	5,720,697
01/31/2005	5,663,163	5,654,779
02/28/2005	5,798,000	5,827,549
03/31/2005	5,762,651	5,867,028
04/30/2005	5,571,126	5,616,539
05/31/2005	5,734,486	5,729,252
06/30/2005	5,892,212	5,896,849
07/31/2005	5,976,709	6,039,867
08/31/2005	6,478,054	6,426,119
09/30/2005	7,190,157	7,235,361

SECTOR BREAKDOWN‡

U.S. Government Agencies‡‡	50.9%
U.S. Treasury Obligations‡‡	24.3%
Short-Term Instruments‡‡	13.4%
Exchange-Traded Funds	3.8%
Other	7.6%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbol

Institutional Class: PJSIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (10/30/03)**
Japanese StocksPLUS® TR Strategy Fund Institutional Class	24.77%	32.91%	20.19%
MSCI Japan Hedged USD Index	23.32%	33.69%	21.27%
Lipper Japanese Fund Average	15.72%	26.17%	15.76%
* Cumulative return. All Fund returns are net of fees and expenses.
** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,247.70	$1,020.76
Expenses Paid During Period†	$4.85	$4.36

†	Expenses are equal to the expense ratio of 0.86% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Japanese StocksPLUS® TR Strategy Fund seeks to obtain Japanese equity exposure by investing under normal circumstances substantially all of its assets in Japanese equity derivatives hedged into U.S. dollar and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	The Fund’s Institutional Class Shares returned 24.77% for the six-month period ended September 30, 2005, outperforming the MSCI Japan Hedged USD Index, which returned 23.32% during the same period.

•	Global developed equity markets benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate (three-month to five-year) U.S. rates hurt performance.

•	A U.S. curve strategy involving exposure to longer maturities (greater than ten years) helped performance as the curve flattened and longer term rates fell; exposure to European instruments also boosted returns.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging market bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

12  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Real Return Asset Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	Real Return Asset Fund Institutional Class	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index
11/30/2001	5,000,000	5,000,000
12/31/2001	4,926,778	4,929,997
01/31/2002	4,926,778	4,926,413
02/28/2002	5,057,531	5,025,804
03/31/2002	4,976,745	4,947,949
04/30/2002	5,151,157	5,110,906
05/31/2002	5,274,018	5,231,995
06/30/2002	5,414,415	5,370,172
07/31/2002	5,476,976	5,425,533
08/31/2002	5,832,209	5,761,801
09/30/2002	5,990,026	5,915,079
10/31/2002	5,660,809	5,589,251
11/30/2002	5,765,221	5,691,944
12/31/2002	6,077,879	5,957,580
01/31/2003	6,132,895	5,995,301
02/28/2003	6,467,967	6,321,410
03/31/2003	6,188,634	6,069,990
04/30/2003	6,171,875	6,049,874
05/31/2003	6,731,485	6,585,979
06/30/2003	6,584,153	6,400,879
07/31/2003	6,039,257	5,898,849
08/31/2003	6,242,531	6,074,685
09/30/2003	6,574,993	6,369,383
10/31/2003	6,664,610	6,462,604
11/30/2003	6,728,245	6,526,468
12/31/2003	6,869,475	6,666,960
01/31/2004	6,995,913	6,775,939
02/29/2004	7,244,642	6,995,536
03/31/2004	7,399,807	7,154,696
04/30/2004	6,776,900	6,519,044
05/31/2004	7,006,583	6,744,903
06/30/2004	7,018,125	6,770,505
07/31/2004	7,052,540	6,773,565
08/31/2004	7,362,279	7,104,619
09/30/2004	7,410,322	7,136,520
10/31/2004	7,482,526	7,170,185
11/30/2004	7,468,113	7,175,724
12/31/2004	7,758,699	7,479,493
01/31/2005	7,782,522	7,533,882
02/28/2005	7,764,534	7,489,054
03/31/2005	7,834,484	7,548,214
04/30/2005	8,008,674	7,740,851
05/31/2005	8,125,079	7,848,761
06/30/2005	8,180,883	7,919,375
07/31/2005	7,905,916	7,615,767
08/31/2005	8,161,679	7,868,047
09/30/2005	8,101,129	7,807,286

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	91.8%
Short-Term Instruments	3.0%
U.S. Government Agencies	3.0%
Other	2.2%

‡	% of Total Investments as of September 30, 2005

Ticker Symbol

Institutional Class: PRAIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (11/12/01)**
Real Return Asset Fund Institutional Class	3.40%	9.32%	12.04%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	3.43%	9.40%	11.22%
Lipper Treasury Inflation Protected Securities Fund Average	2.40%	4.53%	6.77%
* Cumulative return. All Fund returns are net of fees and expenses.
**The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,034.00	$1,022.06
Expenses Paid During Period†	$3.06	$3.04

†	Expenses are equal to the expense ratio of 0.60% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Asset Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

•	For the six months ended September 30, 2005, the Institutional Class Shares of the Real Return Asset Fund returned 3.40%, slightly underperforming the 3.43% return of the benchmark Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index.

•	For the six-month period, 30-year real yields were unchanged, compared to a 0.20% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.78% at September 30, 2005 for the 30-year maturity. This compares to a breakeven yield of 2.98% on March 31, 2005. The twelve-month CPI-U change for the period ended September 30, 2005 was 4.69%.

•	The effective duration of the Fund was 12.77 years on September 30, 2005, compared to a duration of 11.83 years for the benchmark.

•	The Fund’s net short exposure to U.S. nominal bonds during the first half of the period (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive as nominal yields in Europe fell more than in the U.S.

•	A small commodity position was a positive for performance as the Dow Jones-AIG Commodity Total Return Index outperformed the Lehman Brothers U.S. TIPS 10+ Year Index.

09.30.05  |  PIMCO Funds Semi-Annual Report  13

PIMCO RealEstateRealReturn Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	RealEstateRealReturn Strategy Fund Institutional Class	Dow Jones Wilshire Real Estate Investment Trust Index
10/31/2003	5,000,000	5,000,000
11/30/2003	5,222,993	5,218,000
12/31/2003	5,432,270	5,383,932
01/31/2004	5,725,186	5,599,290
02/29/2004	5,959,520	5,691,678
03/31/2004	6,421,445	6,033,665
04/30/2004	5,151,092	5,150,936
05/31/2004	5,644,225	5,544,289
06/30/2004	5,809,055	5,707,238
07/31/2004	5,868,442	5,736,454
08/31/2004	6,537,887	6,210,234
09/30/2004	6,516,265	6,180,607
10/31/2004	6,922,160	6,523,724
11/30/2004	7,218,354	6,815,938
12/31/2004	7,740,557	7,169,972
01/31/2005	7,038,258	6,540,180
02/28/2005	7,206,199	6,745,565
03/31/2005	7,106,961	6,653,110
04/30/2005	7,671,853	7,045,790
05/31/2005	7,961,934	7,277,417
06/30/2005	8,377,469	7,660,301
07/31/2005	8,776,031	8,246,557
08/31/2005	8,653,397	7,938,851
09/30/2005	8,609,465	7,973,520

SECTOR BREAKDOWN‡

U.S. Treasury Obligations‡‡	88.2%
U.S. Government Agencies‡‡	4.3%
Short-Term Instruments‡‡	2.8%
Corporate Bonds & Notes‡‡	2.1%
Other	2.6%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for real estate-linked derivative positions

Ticker Symbol

Institutional Class: PRRSX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (10/30/03)**
RealEstateRealReturn Strategy Fund Institutional Class	21.14%	32.12%	33.32%
Dow Jones Wilshire Real Estate Investment Trust Index	19.85%	29.01%	27.57%
Lipper Real Estate Fund Average	16.68%	26.03%	25.74%
* Cumulative return. All Fund returns are net of fees and expenses.
**The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,211.40	$1,021.36
Expenses Paid During Period†	$4.10	$3.75

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	For the six months ended September 30, 2005, the RealEstateRealReturn Strategy Fund returned 21.14%, outperforming the 19.85% return of the benchmark Dow Jones Wilshire Real Estate Investment Trust Index.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the six-month period, ten-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005 for the ten-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The twelve-month CPI-U change for the period ended September 30, 2005 was 4.69%.

•	The effective duration of the Fund was 8.69 years on September 30, 2005, compared to a duration of 8.18 years for the Lehman Brothers U.S. TIPS 5+ Years Index, which serves as a proxy against which the TIPS portfolio underlying the real estate exposure can be measured.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive, as nominal yields in Europe fell more than in the U.S.

14  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO StocksPLUS® Total Return Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	StocksPLUS® Total Return Fund Institutional Class	S&P 500 Index
06/30/2002	5,000,000	5,000,000
07/31/2002	4,690,000	4,610,380
08/31/2002	4,740,000	4,640,809
09/30/2002	4,261,851	4,136,441
10/31/2002	4,633,758	4,500,526
11/30/2002	4,910,175	4,765,162
12/31/2002	4,736,900	4,485,218
01/31/2003	4,569,894	4,367,705
02/28/2003	4,559,772	4,302,190
03/31/2003	4,608,325	4,343,844
04/30/2003	4,993,196	4,701,860
05/31/2003	5,342,618	4,949,494
06/30/2003	5,407,553	5,012,634
07/31/2003	5,448,097	5,101,012
08/31/2003	5,549,457	5,200,497
09/30/2003	5,530,748	5,145,267
10/31/2003	5,819,971	5,436,335
11/30/2003	5,840,267	5,484,164
12/31/2003	6,180,087	5,771,779
01/31/2004	6,316,721	5,877,720
02/29/2004	6,453,356	5,959,417
03/31/2004	6,378,643	5,869,512
04/30/2004	6,184,076	5,777,370
05/31/2004	6,273,472	5,856,652
06/30/2004	6,397,486	5,970,534
07/31/2004	6,228,992	5,772,928
08/31/2004	6,339,566	5,796,279
09/30/2004	6,406,198	5,859,056
10/31/2004	6,537,904	5,948,566
11/30/2004	6,769,707	6,189,255
12/31/2004	7,020,469	6,399,867
01/31/2005	6,850,574	6,243,870
02/28/2005	6,954,703	6,375,267
03/31/2005	6,799,028	6,262,374
04/30/2005	6,771,547	6,143,605
05/31/2005	7,051,862	6,339,085
06/30/2005	7,069,676	6,348,082
07/31/2005	7,257,611	6,584,158
08/31/2005	7,263,139	6,524,084
09/30/2005	7,219,021	6,576,924

SECTOR BREAKDOWN‡

U.S. Government Agencies‡‡	48.6%
Short-Term Instruments‡‡	31.1%
Sovereign Issues‡‡	4.4%
Asset-Backed Securities‡‡	3.7%
Other	12.2%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbol

Institutional Class: PSPTX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (06/28/02)
StocksPLUS® Total Return Fund Institutional Class	6.18%	12.69%	11.93%
S&P 500 Index	5.02%	12.25%	8.79%
Lipper Large-Cap Core Fund Average	4.98%	11.56%	6.97%
* Cumulative return. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. This level of performance is not guaranteed and should not be expected in the future. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,061.80	$1,021.36
Expenses Paid During Period†	$3.82	$3.75

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The StocksPLUS® Total Return Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	The Fund’s Institutional Class Shares returned 6.18% for the six-month period ended September 30, 2005, outperforming the S&P 500 Index, which returned 5.02% during the same period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate (three-month to five-year) U.S. rates hurt performance.

•	A U.S. curve strategy involving exposure to longer maturities (greater than ten years) helped performance as the curve flattened and longer term rates fell; exposure to European instruments also boosted returns.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging market bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

09.30.05  |  PIMCO Funds Semi-Annual Report  15

PIMCO StocksPLUS® TR Short Strategy Fund

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

	StocksPLUS® TR Short Strategy Fund Institutional Class	Inverse of S&P 500 Index
07/31/2003	5,000,000	5,000,000
08/31/2003	4,904,427	4,902,488
09/30/2003	5,103,956	4,954,550
10/31/2003	4,847,248	4,674,271
11/30/2003	4,877,449	4,633,147
12/31/2003	4,897,472	4,390,166
01/31/2004	5,250,533	4,309,585
02/29/2004	5,225,315	4,249,684
03/31/2004	5,316,102	4,313,796
04/30/2004	5,351,408	4,381,515
05/31/2004	5,290,883	4,321,388
06/30/2004	5,212,489	4,237,359
07/31/2004	5,444,604	4,377,603
08/31/2004	5,520,293	4,359,896
09/30/2004	5,476,583	4,312,675
10/31/2004	5,441,218	4,246,790
11/30/2004	5,203,765	4,074,958
12/31/2004	5,071,049	3,936,292
01/31/2005	5,218,750	4,032,240
02/28/2005	5,092,931	3,947,384
03/31/2005	5,202,922	4,017,285
04/30/2005	5,367,225	4,093,474
05/31/2005	5,274,120	3,963,226
06/30/2005	5,309,719	3,957,601
07/31/2005	5,085,056	3,810,424
08/31/2005	5,216,566	3,845,190
09/30/2005	5,134,329	3,814,047

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	49.1%
U.S. Government Agencies‡‡	31.3%
Asset-Backed Securities‡‡	5.8%
U.S. Treasury Obligations‡‡	5.8%
Corporate Bonds & Notes‡‡	3.4%
Other	4.6%

‡	% of Total Investments as of September 30, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions

Ticker Symbol

Institutional Class: PSTIX

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months*	1 Year	Inception (07/23/03)**
StockPLUS® TR Short Strategy Fund Institutional Class	-1.32%	-6.25%	0.94%
Inverse of S&P 500 Index	-5.06%	-11.56%	-11.74%
Lipper Specialty Diversified Equity Fund Average	1.06%	0.77%	2.54%
* Cumulative return. All Fund returns are net of fees and expenses.
**The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. This level of performance is not guaranteed and should not be expected in the future. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The high performance of this Fund relative to its benchmark during the six-month period ended September 30, 2005 was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance for the period ended September 30, 2005 should not be expected to continue in the future.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$986.80	$1,021.36
Expenses Paid During Period†	$3.69	$3.75

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The StocksPLUS® TR Short Strategy Fund primarily seeks to achieve its objective by investing under normal circumstances in short S&P 500 Index futures positions backed by a low-to-intermediate duration portfolio of fixed-income instruments. The Fund may also purchase call options on Index futures or other similar instruments in an attempt to limit the negative performance impact associated with an appreciating equity market and may also employ arbitrage strategies to generate additional returns or otherwise offset the cost of purchasing Index call options or similar instruments.

•	The Fund’s Institutional Class Shares returned -1.32% for the six-month period ended September 30, 2005, outperforming the -5.06% return of Fund’s benchmark, the inverse of the S&P 500 Index.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Despite negative price performance overall, short S&P 500 Index futures exposure helped relative performance as the financing rate that accrued to a seller of these futures contracts added value.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate (three-month to five-year) U.S. rates hurt performance.

•	A U.S. curve strategy involving exposure to longer maturities (greater than ten years) helped performance as the curve flattened and longer term rates fell; exposure to European instruments also boosted returns.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging market bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

16  PIMCO Funds Semi-Annual Report  |  09.30.05

(This Page Intentionally Left Blank)

09.30.05  |  PIMCO Funds Semi-Annual Report  17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund

Institutional Class
09/30/2005+	$12.64	$0.28	$0.50	$0.78	$(0.25)	$0.00
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)
07/31/2002 - 03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00

Administrative Class
09/30/2005+	12.63	0.26	0.51	0.77	(0.24)	0.00
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)
12/31/2002 - 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00

All Asset All Authority Fund

Institutional Class
09/30/2005+	$10.53	$0.21	$0.55	$0.76	$(0.17)	$0.00
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)
10/31/2003 - 3/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00

CommodityRealReturn Strategy Fund®

Institutional Class
09/30/2005+	$16.29	$0.39	$1.69	$2.08	$(0.70)	$0.00
03/31/2005	15.72	0.45	1.14	1.59	(0.84)	(0.18)
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)
06/28/2002 - 03/31/2003	10.00	0.20	2.69	2.89	(0.86)	0.00

Administrative Class
09/30/2005+	16.25	0.39	1.66	2.05	(0.68)	0.00
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)
02/14/2003 - 03/31/2003	12.88	0.05	(0.90)	(0.85)	0.00	0.00

European StocksPLUS® TR Strategy Fund

Institutional Class
09/30/2005+	$9.86	$0.18	$1.32	$1.50	$(0.03)	$0.00
03/31/2005	10.33	0.11	1.13	1.24	(1.37)	(0.19)
10/30/2003 - 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Institutional Class
09/30/2005+	$10.67	$0.18	$1.74	$1.92	$(0.16)	$0.00
03/31/2005	10.99	0.12	0.22	0.34	(0.36)	(0.30)
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00

Fundamental IndexPLUS Fund

Institutional Class
06/30/2005 - 09/30/2005+	$10.00	$0.08	$0.25	$0.33	$(0.02)	$0.00

Administrative Class
06/30/2005 - 09/30/2005+	10.00	0.07	0.26	0.33	(0.02)	0.00

Fundamental IndexPLUS TR Fund

Institutional Class
06/30/2005 - 09/30/2005+	$10.00	$0.08	$0.18	$0.26	$(0.01)	$0.00

Administrative Class
06/30/2005 - 09/30/2005+	10.00	0.07	0.17	0.24	0.00	0.00

18  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portrfolio Turnover Rate
All Asset Fund

Institutional Class
09/30/2005+	$0.00	$(0.25)	$13.17	6.21%	$5,438,559	0.24	%*(c)	4.31	%*	42%
03/31/2005	0.00	(0.84)	12.64	5.32	3,555,716	0.21	(c)	7.17		92
03/31/2004	0.00	(0.57)	12.81	19.53	1,022,553	0.23	(c)	6.13		99
07/31/2002 - 03/31/2003	0.00	(0.27)	11.23	15.07	152,635	0.19	*(c)	5.50	*	101

Administrative Class
09/30/2005+	0.00	(0.24)	13.16	6.11	70,653	0.49	*(d)	4.06	*	42
03/31/2005	0.00	(0.82)	12.63	5.11	47,118	0.46	(d)	7.77		92
03/31/2004	0.00	(0.55)	12.80	19.21	9,433	0.48	(d)	6.88		99
12/31/2002 - 03/31/2003	0.00	(0.01)	11.23	2.73	11	0.44	*(d)	2.28	*	101

All Asset All Authority Fund

Institutional Class
09/30/2005+	$0.00	$(0.17)	$11.12	7.27%	$269,923	1.88	%*(i)	3.88	%*	52%
03/31/2005	0.00	(0.76)	10.53	3.99	155,020	0.76	(i)	7.58		171
10/31/2003 - 3/31/2004	0.00	(0.25)	10.86	11.28	58,842	0.82	*(b)(i)	7.14	*	116

CommodityRealReturn Strategy Fund®

Institutional Class
09/30/2005+	$0.00	$(0.70)	$17.67	12.98%	$5,504,933	0.74	%*	4.80	%*	110%
03/31/2005	0.00	(1.02)	16.29	10.82	3,524,112	0.74		2.94		264
03/31/2004	0.00	(1.57)	15.72	45.67	1,780,461	0.74		2.02		290
06/28/2002 - 03/31/2003	0.00	(0.86)	12.03	29.33	91,773	0.74	*(e)	4.35	*	492

Administrative Class
09/30/2005+	0.00	(0.68)	17.62	12.84	120,437	0.99	*	4.77	*	110
03/31/2005	0.00	(0.98)	16.25	10.63	79,418	0.99		2.65		264
03/31/2004	0.00	(1.56)	15.68	45.14	28,721	0.99		3.43		290
02/14/2003 - 03/31/2003	0.00	0.00	12.03	(6.60)	9	0.99	*(f)	(42.88	)*	492

European StocksPLUS® TR Strategy Fund

Institutional Class
09/30/2005+	$0.00	$(0.03)	$11.33	15.26%	$6,584	0.85	%*	3.38	%*	334%
03/31/2005	(0.15)	(1.71)	9.86	10.82	4,133	0.86	(j)	1.12		838
10/30/2003 - 03/31/2004	(0.18)	(0.82)	10.33	9.85	7,503	0.85	*(h)	(4.48	)*	118

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Institutional Class
09/30/2005+	$0.00	$(0.16)	$12.43	18.11%	$7,190	0.89	%*(k)	3.05	%*	256%
03/31/2005	0.00	(0.66)	10.67	3.18	8,280	0.85		1.16		823
10/30/2003 - 03/31/2004	0.00	0.00	10.99	9.95	8,007	0.85	*(g)	5.18	*	114

Fundamental IndexPLUS Fund

Institutional Class
06/30/2005 - 09/30/2005+	$0.00	$(0.02)	$10.31	3.35%	$56,383	0.65	%*	3.00	%*	15%

Administrative Class
06/30/2005 - 09/30/2005+	0.00	(0.02)	10.31	3.29	10	0.90	*	2.73	*	15

Fundamental IndexPLUS TR Fund

Institutional Class
06/30/2005 - 09/30/2005+	$0.00	$(0.01)	$10.25	2.55%	$266,650	0.74	%*	3.03	%*	25%

Administrative Class
06/30/2005 - 09/30/2005+	0.00	0.00	10.24	2.41	10	0.99	*	2.71	*	25

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(i)	Ratio of expenses to average net assets excluding line of credit expense is 0.30%.
(j)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.85%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
International StocksPLUS® TR Strategy Fund

Institutional Class
09/30/2005+	$10.43	$0.17	$1.69	$1.86	$(0.05)	$0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00

Japanese StocksPLUS® TR Strategy Fund

Institutional Class
09/30/2005+	$10.23	$0.17	$2.36	$2.53	$(0.05)	$0.00
03/31/2005	11.32	0.13	(0.03)	0.10	(0.50)	(0.58)
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00

Real Return Asset Fund

Institutional Class
09/30/2005+	$12.02	$0.31	$0.10	$0.41	$(0.36)	$0.00
03/31/2005	12.34	0.39	0.29	0.68	(0.45)	(0.55)
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)
11/12/2001 - 03/31/2002	10.00	0.05	(0.50)	(0.45)	(0.05)	0.00

RealEstateRealReturn Strategy Fund

Institutional Class
09/30/2005+	$9.31	$0.28	$1.69	$1.97	$(0.10)	$0.00
03/31/2005	11.98	0.40	1.21	1.61	(3.99)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00

StocksPLUS® Total Return Fund

Institutional Class
09/30/2005+	$12.37	$0.21	$0.55	$0.76	$(0.18)	$0.00
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)
06/28/2002 - 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)

StocksPLUS® TR Short Strategy Fund

Institutional Class
09/30/2005+	$9.50	$0.14	$(0.26)	$(0.12)	$(0.02)	$0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00

20  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portrfolio Turnover Rate
International StocksPLUS® TR Strategy Fund

Institutional Class
09/30/2005+	$0.00	$(0.05)	$12.24	17.86%	$116,911	0.86	%*(k)	3.06	%*	377%
03/31/2005	(0.15)	(1.56)	10.43	10.29	203,469	0.85		1.24		666
10/30/2003 - 03/31/2004	0.00	(0.27)	10.77	10.56	17,420	0.85	*(e)	10.86	*	41

Japanese StocksPLUS® TR Strategy Fund

Institutional Class
09/30/2005+	$0.00	$(0.05)	$12.71	24.77%	$6,350	0.86	%*(k)	3.26	%*	170%
03/31/2005	(0.11)	(1.19)	10.23	0.35	8,361	0.86	(i)	1.23		743
10/30/2003 - 03/31/2004	0.00	(0.05)	11.32	13.70	4,003	0.85	*(h)	16.04	*	56

Real Return Asset Fund

Institutional Class
09/30/2005+	$0.00	$(0.36)	$12.07	3.40%	$1,529,894	0.60	%*	5.19	%*	174%
03/31/2005	0.00	(1.00)	12.02	5.88	620,391	0.62	(j)	3.31		519
03/31/2004	0.00	(0.89)	12.34	19.57	277,777	0.66	(b)	2.69		553
03/31/2003	0.00	(0.61)	11.14	24.35	70,886	0.68		4.78		157
11/12/2001 - 03/31/2002	0.00	(0.05)	9.50	(4.47)	20,747	0.75	*	1.31	*	107

RealEstateRealReturn Strategy Fund

Institutional Class
09/30/2005+	$0.00	$(0.10)	$11.18	21.14%	$521,344	0.74	%*	5.25	%*	143%
03/31/2005	(0.07)	(4.28)	9.31	10.65	413,326	0.74		3.76		510
10/30/2003 - 03/31/2004	0.00	(0.84)	11.98	29.61	283,084	0.74	*(c)	28.52	*	158

StocksPLUS® Total Return Fund

Institutional Class
09/30/2005+	$0.00	$(0.18)	$12.95	6.18%	$187,356	0.74	%*	3.20	%*	211%
03/31/2005	0.00	(0.57)	12.37	6.59	354,872	0.74		1.39		414
03/31/2004	0.00	(0.43)	12.13	38.42	220,622	0.74	(f)	0.64		282
06/28/2002 - 03/31/2003	0.00	(0.12)	9.10	(7.83)	4,185	0.74	*	1.62	*	398

StocksPLUS® TR Short Strategy Fund

Institutional Class
09/30/2005+	$0.00	$(0.02)	$9.36	(1.32)%	$37,131	0.74	%*	2.88	%*	218%
03/31/2005	0.00	(0.80)	9.50	(2.13)	4,213	0.74		1.40		742
07/23/2003 - 03/31/2004	0.00	(0.03)	10.54	5.68	3,623	0.75	*(d)(g)	0.62	*	190

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(i)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(j)	Effective October 1, 2004, the advisory fee was reduced to 0.35%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.85%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  21

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund®	European StocksPLUS® TR Strategy Fund	Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental IndexPLUS Fund
Assets:
Investments, at value	$0	$0	$13,257,610	$7,092	$7,569	$49,791
Investments in Affiliates, at value	8,881,430	431,175	0	0	0	0
Repurchase agreements, at value	0	0	0	0	0	6,608
Cash	0	1	1,589	2	1	4
Foreign currency, at value	0	0	3,462	5	1	0
Receivable for investments sold	0	0	469,059	1	1	1
Receivable for investments in Affiliates sold	0	546	0	0	0	0
Receivable for investments sold on delayed-delivery basis	0	0	192,540	508	508	0
Unrealized appreciation on forward foreign currency contracts	0	0	9,724	120	109	0
Receivable for Fund shares sold	52,859	11,643	49,160	0	0	1,563
Interest and dividends receivable	0	0	83,900	49	56	49
Interest and dividends receivable from Affiliates	30,148	1,271	0	0	0	0
Variation margin receivable	0	0	0	0	0	0
Manager reimbursement receivable	75	0	0	0	0	0
Swap premiums paid	0	0	4,881	0	0	0
Unrealized appreciation on swap agreements	0	0	454,341	91	116	393
Other assets	0	4	0	0	0	0

	8,964,512	444,640	14,526,266	7,868	8,361	58,409

Liabilities:
Payable for investments purchased	$0	$0	$1,404,239	$513	$507	$579
Payable for investments in Affiliates purchased	46,115	5,414	0	0	0	0
Payable for investments purchased on delayed-delivery basis	0	0	1,195,259	202	101	1,382
Unrealized depreciation on forward foreign currency contracts	0	0	2,977	5	6	0
Payable for short sales	0	0	190,361	499	499	0
Written options outstanding	0	0	1,721	2	2	10
Payable for Fund shares redeemed	11,440	0	14,651	0	0	0
Dividends payable	0	0	0	0	0	0
Accrued investment advisory fee	1,507	61	4,765	3	3	16
Accrued administration fee	1,512	20	3,686	2	2	10
Accrued distribution fee	1,018	4	1,221	0	0	0
Accrued servicing fee	716	5	1,255	0	0	0
Variation margin payable	0	0	1,456	2	2	19
Recoupment payable to Manager	0	5	0	0	0	0
Swap premiums received	0	0	54,612	48	36	0
Unrealized depreciation on swap agreements	0	0	6,758	8	13	0
Payable for line of credit	0	111,928	0	0	0	0
Other liabilities	0	0	3,205	0	0	0

	62,308	117,437	2,886,166	1,284	1,171	2,016

Net Assets	$8,902,204	$327,203	$11,640,100	$6,584	$7,190	$56,393

Net Assets Consist of:
Paid in capital	$8,566,962	$319,564	$9,982,538	$6,097	$6,718	$54,954
Undistributed (overdistributed) net investment income	8,211	483	416,581	14	31	224
Accumulated undistributed net realized gain (loss)	30,703	(33)	759,261	311	207	910
Net unrealized appreciation (depreciation)	296,328	7,189	481,720	162	234	305

	$8,902,204	$327,203	$11,640,100	$6,584	$7,190	$56,393

Net Assets:
Institutional Class	$5,438,559	$269,923	$5,504,933	$6,584	$7,190	$56,383
Administrative Class	70,653	0	120,437	0	0	10
Other Classes	3,392,992	57,280	6,014,730	0	0	0

Shares Issued and Outstanding:
Institutional Class	412,807	24,278	311,492	581	579	5,469
Administrative Class	5,370	0	6,837	0	0	1

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$13.17	$11.12	$17.67	$11.33	$12.43	$10.31
Administrative Class	13.16	0.00	17.62	0.00	0.00	10.31
Cost of Investments Owned	$0	$0	$13,220,525	$7,118	$7,540	$49,796

Cost of Investments in Affiliates Owned	$8,585,102	$423,986	$0	$0	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$6,608

Cost of Foreign Currency Held	$0	$0	$3,472	$5	$1	$0

Proceeds Received on Short Sales	$0	$0	$190,392	$505	$505	$0

Premiums Received on Written Options	$0	$0	$1,245	$2	$2	$8

22  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands, except per share amounts	Fundamental IndexPLUS TR Fund	International StocksPLUS® TR Strategy Fund	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund
Assets:
Investments, at value	$334,894	$171,648	$6,791	$1,761,618	$691,646	$278,921	$50,311
Investments in Affiliates, at value	0	0	0	0	0	0	0
Repurchase agreements, at value	0	0	0	0	0	33,477	0
Cash	519	363	2	105	56	280	3
Foreign currency, at value	16	77	4	542	162	4,555	6
Receivable for investments sold	12	14,366	1	10	4	4,901	76
Receivable for investments in Affiliates sold	0	0	0	0	0	0	0
Receivable for investments sold on delayed-delivery basis	0	1,123	305	7,977	8,347	0	0
Unrealized appreciation on forward foreign currency contracts	0	3,521	167	346	166	1,805	48
Receivable for Fund shares sold	341	831	0	73	654	433	0
Interest and dividends receivable	575	1,116	49	14,712	4,733	1,047	117
Interest and dividends receivable from Affiliates	0	0	0	0	0	0	0
Variation margin receivable	0	0	7	236	73	569	0
Manager reimbursement receivable	0	0	0	0	0	0	0
Swap premiums paid	2	2	0	31	15	112	0
Unrealized appreciation on swap agreements	1,932	2,344	288	3,369	2,173	120	0
Other assets	38	10	0	0	0	0	0

	338,329	195,401	7,614	1,789,019	708,029	326,220	50,561

Liabilities:
Payable for investments purchased	$54,507	$46,040	$900	$30,101	$19,793	$44,297	$12,193
Payable for investments in Affiliates purchased	0	0	0	0	0	0	0
Payable for investments purchased on delayed-delivery basis	11,613	6,024	0	216,321	67,066	2,110	1,086
Unrealized depreciation on forward foreign currency contracts	0	166	0	213	154	287	17
Payable for short sales	0	989	300	7,812	8,167	0	0
Written options outstanding	216	18	0	167	112	103	11
Payable for Fund shares redeemed	0	127	0	27	672	103	0
Dividends payable	0	0	0	23	0	0	0
Accrued investment advisory fee	116	65	3	450	268	120	15
Accrued administration fee	59	40	2	321	155	77	8
Accrued distribution fee	0	7	0	0	24	32	0
Accrued servicing fee	1	5	0	0	19	20	0
Variation margin payable	150	22	10	151	147	255	98
Recoupment payable to Manager	0	3	0	0	8	0	1
Swap premiums received	468	958	36	2,964	2,450	582	0
Unrealized depreciation on swap agreements	130	147	13	202	937	413	1
Payable for line of credit	0	0	0	0	0	0	0
Other liabilities	0	0	0	373	181	0	0

	67,260	54,611	1,264	259,125	100,153	48,399	13,430

Net Assets	$271,069	$140,790	$6,350	$1,529,894	$607,876	$277,821	$37,131

Net Assets Consist of:
Paid in capital	$266,136	$125,663	$5,156	$1,493,706	$477,951	$244,943	$38,307
Undistributed (overdistributed) net investment income	1,511	(262)	164	(3,255)	18,791	11,289	392
Accumulated undistributed net realized gain (loss)	2,875	9,959	593	6,990	106,475	21,629	(1,697)
Net unrealized appreciation (depreciation)	547	5,430	437	32,453	4,659	(40)	129

	$271,069	$140,790	$6,350	$1,529,894	$607,876	$277,821	$37,131

Net Assets:
Institutional Class	$266,650	$116,911	$6,350	$1,529,894	$521,344	$187,356	$37,131
Administrative Class	10	0	0	0	0	0	0
Other Classes	4,409	23,879	0	0	86,532	90,465	0
Shares Issued and Outstanding:
Institutional Class	26,018	9,555	500	126,763	46,614	14,472	3,965
Administrative Class	1	0	0	0	0	0	0

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.25	$12.24	$12.71	$12.07	$11.18	$12.95	$9.36
Administrative Class	10.24	0.00	0.00	0.00	0.00	0.00	0.00
Cost of Investments Owned	$335,505	$171,697	$6,785	$1,733,233	$688,278	$279,301	$50,394

Cost of Investments in Affiliates Owned	$0	$0	$0	$0	$0	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$33,477	$0

Cost of Foreign Currency Held	$16	$79	$4	$554	$165	$4,694	$6

Proceeds Received on Short Sales	$0	$992	$303	$7,961	$8,347	$0	$0

Premiums Received on Written Options	$188	$30	$1	$131	$82	$93	$10

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  23

Statements of Operations

Amounts in thousands	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund®	European StocksPLUS® TR Strategy Fund	Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$298	$120	$267,935	$93	$106
Dividends	0	0	0	3	0
Dividends from Affiliate investments	165,573	6,004	0	0	0
Miscellaneous income	76	4	9	0	0

Total Income	165,947	6,128	267,944	96	106

Expenses:
Investment advisory fees	7,354	265	23,696	13	15
Administration fees	7,300	61	18,412	7	8
Distribution and/or servicing fees - Administrative Class	75	0	117	0	0
Distribution and/or servicing fees - Other Classes	8,202	9	12,509	0	0
Trustees’ fees	0	0	11	0	0
Interest expense/Line of credit expense	0	1,666	25	0	1
Miscellaneous expense	0	5	5	0	0

Total Expenses	22,931	2,006	54,775	20	24

Reimbursement by Manager	(507)	0	0	0	0

Net Expenses	22,424	2,006	54,775	20	24

Net Investment Income	143,523	4,122	213,169	76	82

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	0	0	30,219	(5)	(11)
Net realized gain on Affiliate investments	35,018	1,705	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	0	753,393	(76)	196
Net realized gain (loss) on foreign currency transactions	0	0	(2,418)	398	36
Net change in unrealized appreciation (depreciation) on investments	0	0	(19,901)	(9)	62
Net change in unrealized appreciation on Affiliate investments	236,409	7,457	0	0	0
Net change in unrealized appreciation on futures contracts, options and swaps	0	0	371,817	280	294
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	5,452	(49)	111

Net Gain (Loss)	271,427	9,162	1,138,562	539	688

Net Increase (Decrease) in Net Assets Resulting from Operations	$414,950	$13,284	$1,351,731	$615	$770

24  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	Fundamental IndexPLUS Fund	Fundamental IndexPLUS TR Fund	International StocksPLUS® TR Strategy Fund	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund
	Period from June 30, 2005 to September 30, 2005 (Unaudited)	Period from June 30, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$407	$2,075	$2,489	$111	$27,911	$20,510	$6,237	$540
Dividends	0	0	6	0	0	0	42	1
Dividends from Affiliate investments	0	0	0	0	0	0	0	0
Miscellaneous income	0	0	0	0	0	6	3	0

Total Income	407	2,075	2,495	111	27,911	20,516	6,282	541

Expenses:
Investment advisory fees	47	280	353	15	1,704	1,699	789	73
Administration fees	29	143	210	8	1,217	957	491	37
Distribution and/or servicing fees - Administrative Class	0	0	0	0	0	0	0	0
Distribution and/or servicing fees - Other Classes	0	0	47	0	0	204	285	0
Trustees’ fees	0	0	0	0	1	1	0	0
Interest expense/Line of credit expense	0	2	5	0	3	0	0	0
Miscellaneous expense	0	0	3	0	1	8	1	1

Total Expenses	76	425	618	23	2,926	2,869	1,566	111

Reimbursement by Manager	0	0	0	0	0	0	0	0

Net Expenses	76	425	618	23	2,926	2,869	1,566	111

Net Investment Income	331	1,650	1,877	88	24,985	17,647	4,716	430

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(2)	(9)	375	25	14,948	5,599	2,568	(28)
Net realized gain on Affiliate investments	0	0	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	912	2,884	2,062	194	1,838	104,090	(1,683)	(1,420)
Net realized gain (loss) on foreign currency transactions	0	0	8,782	417	114	128	(1,152)	(12)
Net change in unrealized appreciation (depreciation) on investments	(5)	(611)	222	20	295	(2,974)	64	(83)
Net change in unrealized appreciation on Affiliate investments	0	0	0	0	0	0	0	0
Net change in unrealized appreciation on futures contracts, options and swaps	310	1,158	7,765	583	1,947	6,366	10,878	117
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(1,578)	(24)	(126)	(20)	1,164	26
Net Gain (Loss)	1,215	3,422	17,628	1,215	19,016	113,189	11,839	(1,400)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,546	$5,072	$19,505	$1,303	$44,001	$130,836	$16,555	$(970)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  25

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		CommodityRealReturn Strategy Fund®		European StocksPLUS® TR Strategy Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$143,523	$239,263	$4,122	$6,361	$213,169	$141,892	$76	$79
Net realized gain (loss)	0	0	0	0	781,194	676,244	317	406
Net realized gain (loss) on Affiliate investments	35,018	(5,021)	1,705	(1,884)	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	14,957	0	358	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	357,368	(67,421)	222	173
Net change in unrealized appreciation (depreciation) on Affiliate investments	236,409	(22,432)	7,457	(1,768)	0	0	0	0

Net increase (decrease) resulting from operations	414,950	226,767	13,284	3,067	1,351,731	750,715	615	658

Distributions to Shareholders:
From net investment income
Institutional Class	(94,197)	(161,827)	(3,646)	(6,499)	(206,571)	(149,264)	(19)	(686)
Administrative Class	(1,170)	(1,882)	0	0	(4,211)	(2,371)	0	0
Other Classes	(45,532)	(80,552)	(266)	0	(210,099)	(164,362)	0	0
From net realized capital gains
Institutional Class	0	(13,129)	0	(100)	0	(32,465)	0	(100)
Administrative Class	0	(171)	0	0	0	(431)	0	0
Other Classes	0	(7,652)	0	0	0	(39,506)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	(100)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(140,899)	(265,213)	(3,912)	(6,599)	(420,881)	(388,399)	(19)	(886)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,783,827	2,657,088	112,771	126,965	2,058,841	2,713,868	2,502	6,624
Administrative Class	26,615	41,748	0	0	53,683	52,504	0	0
Other Classes	1,348,487	1,478,622	57,423	0	1,580,930	2,959,855	0	0
Issued as reinvestment of distributions
Institutional Class	84,305	156,608	3,173	6,053	155,546	146,328	19	886
Administrative Class	1,057	1,902	0	0	3,891	2,729	0	0
Other Classes	32,240	63,496	234	0	152,575	155,826	0	0
Cost of shares redeemed
Institutional Class	(157,726)	(262,472)	(10,784)	(33,308)	(690,256)	(1,269,096)	(666)	(10,652)
Administrative Class	(6,396)	(5,356)	0	0	(25,030)	(7,210)	0	0
Other Classes	(194,849)	(225,692)	(8)	0	(678,985)	(1,127,812)	0	0
Net increase (decrease) resulting from Fund share transactions	2,917,560	3,905,944	162,809	99,710	2,611,195	3,626,992	1,855	(3,142)
Fund Redemption Fee	128	136	2	0	265	432	0	0

Total Increase (Decrease) in Net Assets	3,191,739	3,867,634	172,183	96,178	3,542,310	3,989,740	2,451	(3,370)

Net Assets:
Beginning of period	5,710,465	1,842,831	155,020	58,842	8,097,790	4,108,050	4,133	7,503

End of period*	$8,902,204	$5,710,465	$327,203	$155,020	$11,640,100	$8,097,790	$6,584	$4,133

* Including undistributed (overdistributed) net investment income of:	$8,211	$5,587	$483	$273	$416,581	$624,293	$14	$(43)

26  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Far East (ex-Japan) StocksPLUS® TR Strategy Fund		Fundamental IndexPLUS Fund	Fundamental IndexPLUS TR Fund	International StocksPLUS® TR Strategy Fund		Japanese StocksPLUS® TR Strategy Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period from June 30, 2005 to September 30, 2005 (Unaudited)	Period from June 30, 2005 to September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$82	$76	$331	$1,650	$1,877	$2,174	$88	$82
Net realized gain (loss)	221	(119)	910	2,875	11,219	17,945	636	451
Net realized gain (loss) on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	467	(6)	305	547	6,409	(1,295)	579	(420)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from operations	770	(49)	1,546	5,072	19,505	18,824	1,303	113

Distributions to Shareholders:
From net investment income
Institutional Class	(79)	(240)	(107)	(138)	(490)	(17,265)	(26)	(278)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	(1)	(60)	(411)	0	0
From net realized capital gains
Institutional Class	0	(146)	0	0	0	(6,035)	0	(371)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(145)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	(2,357)	0	(68)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(53)	0	0

Total Distributions	(79)	(386)	(107)	(139)	(550)	(26,266)	(26)	(717)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,500	8,499	54,837	261,589	7,978	228,485	204	11,761
Administrative Class	0	0	10	10	0	0	0	0
Other Classes	0	0	0	4,433	15,465	6,828	0	0
Issued as reinvestment of distributions
Institutional Class	79	386	107	137	490	25,657	26	717
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	1	53	559	0	0
Cost of shares redeemed
Institutional Class	(4,360)	(8,177)	0	0	(111,532)	(60,867)	(3,518)	(7,516)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	(34)	(1,453)	(1,065)	0	0
Net increase (decrease) resulting from Fund share transactions	(1,781)	708	54,954	266,136	(88,999)	199,597	(3,288)	4,962
Fund Redemption Fee	0	0	0	0	6	3	0	0

Total Increase (Decrease) in Net Assets	(1,090)	273	56,393	271,069	(70,038)	192,158	(2,011)	4,358

Net Assets:
Beginning of period	8,280	8,007	0	0	210,828	18,670	8,361	4,003

End of period*	$7,190	$8,280	$56,393	$271,069	$140,790	$210,828	$6,350	$8,361

* Including undistributed (overdistributed) net investment income of:	$31	$28	$224	$1,511	$(262)	$(1,589)	$164	$102

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  27

Statements of Changes in Net Assets (Cont.)

	Real Return Asset Fund		RealEstateRealReturn Strategy Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,985	$11,522	$17,647	$11,032	$4,716	$5,542	$430	$53
Net realized gain (loss)	16,900	(5,106)	109,817	44,803	(267)	32,536	(1,460)	(197)
Net change in unrealized appreciation (depreciation)	2,116	18,006	3,372	(18,614)	12,106	(8,311)	60	72

Net increase (decrease) resulting from operations	44,001	24,422	130,836	37,221	16,555	29,767	(970)	(72)

Distributions to Shareholders:
From net investment income
Institutional Class	(28,736)	(12,911)	(5,016)	(41,172)	(2,924)	(5,248)	(55)	(53)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	(435)	(15,354)	(921)	(560)	0	0
From net realized capital gains
Institutional Class	0	(16,075)	0	(3,025)	0	(15,555)	0	(240)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	(834)	0	(2,644)	0	0
Tax basis return of capital
Institutional Class	0	0	0	(18,958)	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	(244)	0	0	0	0

Total Distributions	(28,736)	(28,986)	(5,451)	(79,587)	(3,845)	(24,007)	(55)	(293)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,079,081	510,275	274,783	461,587	63,677	463,395	40,557	827
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	41,199	56,470	22,185	42,654	0	0
Issued as reinvestment of distributions
Institutional Class	28,623	28,760	4,954	61,767	2,906	20,804	56	293
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	334	13,754	686	2,201	0	0
Cost of shares redeemed
Institutional Class	(213,468)	(191,857)	(286,220)	(363,593)	(243,120)	(354,934)	(6,670)	(165)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	(16,227)	(30,270)	(24,091)	(21,341)	0	0
Net increase (decrease) resulting from Fund share transactions	894,236	347,178	18,823	199,715	(177,757)	152,779	33,943	955

Fund Redemption Fee	2	0	23	28	6	3	0	0

Total Increase (Decrease) in Net Assets	909,503	342,614	144,231	157,377	(165,041)	158,542	32,918	590

Net Assets:
Beginning of period	620,391	277,777	463,645	306,268	442,862	284,320	4,213	3,623

End of period*	$1,529,894	$620,391	$607,876	$463,645	$277,821	$442,862	$37,131	$4,213

* Including undistributed (overdistributed) net investment income of:	$(3,255)	$496	$18,791	$6,595	$11,289	$10,418	$392	$17

28  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statement of Cash Flows

September 30, 2005 (Unaudited)

Amounts in thousands	All Asset All Authority Fund
Increase (Decrease) in Cash from:

Financing Activities:
Sales of Fund shares	$159,098
Redemptions of Fund shares	(10,874)
Cash distributions paid	(505)
Proceeds from financing transactions	69,001

Net increase from financing activities	216,720

Operating Activities:

Purchases of long-term securities	(356,000)
Proceeds from sales of long-term securities	149,047
Purchases of short-term securities (net)	(13,832)
Net investment income	4,122
Change in other receivables/payables (net)	(461)
Net (decrease) from operating activities	(217,124)

Net (Decrease) in Cash	(404)

Cash:
Beginning of period	405

End of period	$1

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  29

Schedule of Investments

All Asset Fund (a)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 98.8%

CommodityRealReturn Strategy®	24,218,868	$427,947
Convertible	3,426,179	42,211
Developing Local Markets	22,901,004	233,132
Emerging Markets Bond	93,940,368	1,075,617
European Convertible	5,179,790	62,727
Floating Income	74,897,270	776,685
Foreign Bond (Unhedged)	21,255,540	218,082
Fundamental IndexPLUS	4,273,480	44,060
Fundamental IndexPLUS TR	23,582,534	241,721
GNMA	10,022,969	110,553
High Yield	91,588,032	895,731
International StocksPLUS® TR Strategy	8,622,368	105,538
Long-Term U.S. Government	97,757,983	1,079,248
Low Duration	530,862	5,346
Real Return	77,999,661	894,656
Real Return Asset	109,554,129	1,322,318
RealEstateRealReturn Strategy	37,796,200	422,562
Short-Term	756,961	7,577
StocksPLUS®	712,972	7,108
StocksPLUS® Total Return	8,201,254	106,206
Total Return	40,055,349	426,590
Total Return Mortgage	27,356,933	291,351

Total PIMCO Funds (Cost $8,500,638)		8,796,966

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 1.0%

Repurchase Agreement 1.0%
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $86,154. Repurchase proceeds are $84,488.)	$84,464	84,464

Total Short-Term Instruments (Cost $84,464)		84,464

Total Investments 99.8% (Cost $8,585,102)		$8,881,430

Other Assets and Liabilities (Net) 0.2%		20,774

Net Assets 100.0%		$8,902,204

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

30  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

All Asset All Authority Fund (a)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 127.6%

CommodityRealReturn Strategy®	724,042	$12,794
Convertible	35,453	437
Developing Local Markets	888,958	9,050
Emerging Markets Bond	3,458,483	39,600
European Convertible	51,601	625
Far East (ex-Japan) StocksPLUS® TR Strategy	58,130	722
Floating Income	4,157,892	43,117
Foreign Bond (Unhedged)	752,218	7,718
Fundamental IndexPLUS TR	1,047,831	10,740
Global Bond Fund (Unhedged)	23,129	226
GNMA	50,400	556
High Yield	4,363,024	42,670
Japanese StocksPLUS® TR Strategy	236,096	3,001
Long-Term U.S. Government	5,830,991	64,374
Low Duration	58	1
Real Return	2,950,553	33,843
Real Return Asset	5,440,424	65,666
RealEstateRealReturn Strategy	1,111,806	12,430
StocksPLUS® Total Return	63	1
StocksPLUS® TR Short Strategy	3,487,122	32,639
Total Return	2,594,489	27,631
Total Return Mortgage	892,228	9,502

Total PIMCO Funds (Cost $410,154)		417,343

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 4.2%

Repurchase Agreement 4.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $14,111. Repurchase proceeds are $13,836.)	$13,832	13,832

Total Short-Term Instruments (Cost $13,832)		13,832

Total Investments 131.8% (Cost $423,986)		$431,175

Other Assets and Liabilities (Net) (31.8%)		(103,972)

Net Assets 100.0%		$327,203

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  31

Schedule of Investments

CommodityRealReturn Strategy Fund®

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.8%

Banking & Finance 0.5%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$3,700	$3,702
Ford Motor Credit Co.
4.870% due 03/21/2007 (a)		3,500	3,454
4.830% due 09/28/2007 (a)		1,200	1,170
5.800% due 01/12/2009		5,400	5,042
5.700% due 01/15/2010		800	727
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		1,400	1,393
5.050% due 01/16/2007 (a)		23,600	23,203
Kamp Re 2005 Ltd.
9.157% due 12/14/2007 (a)(b)		5,000	2,470
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)		2,000	2,052
7.554% due 07/03/2008 (a)		1,240	1,082
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)		500	488
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		4,900	4,846
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		6,200	6,226
4.904% due 01/01/2010 (a)		5,500	5,531

			61,483

Industrials 0.1%

Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	278
9.500% due 03/30/2018		8,300	10,582
8.625% due 02/01/2022		200	245

			11,105

Utilities 0.2%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	106
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	19,950

			20,056

Total Corporate Bonds & Notes (Cost $94,812)			92,644

MUNICIPAL BONDS & NOTES 0.1%

Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,303
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,475	1,501
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,485
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,743
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,208
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	479
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,677
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,274
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	1,079
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,270	3,633

Total Municipal Bonds & Notes (Cost $15,951)			18,382

U.S. GOVERNMENT AGENCIES 7.5%

Fannie Mae
4.666% due 04/01/2035 (a)		897	901
4.683% due 05/01/2035 (a)		1,921	1,911
5.000% due 10/13/2035		79,000	77,346
5.500% due 10/13/2035		789,300	789,054

Total U.S. Government Agencies (Cost $875,149)			869,212

U.S. TREASURY OBLIGATIONS 99.4%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		459,214	475,054
3.625% due 01/15/2008		664,407	703,493
3.875% due 01/15/2009		648,009	703,191
4.250% due 01/15/2010		719,550	805,082
0.875% due 04/15/2010		581,841	567,159
3.500% due 01/15/2011		303,518	334,380
3.375% due 01/15/2012		5,226	5,789
3.000% due 07/15/2012		1,217,182	1,324,922
1.875% due 07/15/2013		517,717	524,837
2.000% due 01/15/2014		785,709	802,314
2.000% due 07/15/2014		879,174	898,371
1.625% due 01/15/2015		636,309	628,952
1.875% due 07/15/2015		440,411	444,437
2.375% due 01/15/2025		1,371,915	1,468,164
3.625% due 04/15/2028		733,504	959,945
3.875% due 04/15/2029		517,056	707,963
3.375% due 04/15/2032		66,041	87,334
U.S. Treasury Bonds
8.875% due 08/15/2017		20,000	28,049
8.125% due 05/15/2021		6,500	9,045
6.250% due 08/15/2023		3,000	3,588
6.625% due 02/15/2027		13,400	17,015
U.S. Treasury Notes
3.875% due 09/15/2010		29,640	29,230
4.125% due 05/15/2015		45,300	44,534

Total U.S. Treasury Obligations (Cost $11,535,827)			11,572,848

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		11,437	11,475
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		31,400	31,054

Total Mortgage-Backed Securities (Cost $42,650)			42,529

ASSET-BACKED SECURITIES 0.2%

AAA Trust
3.930% due 11/26/2035 (a)		4,973	4,974
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		3,235	3,236
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		1,485	1,486
Quest Trust
4.010% due 03/25/2035 (a)		3,347	3,346
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		7,300	7,305
7.904% due 01/09/2006 (a)		7,300	7,312
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		398	399

Total Asset-Backed Securities (Cost $28,039)			28,058

SOVEREIGN ISSUES 0.9%

Republic of Brazil
4.250% due 04/15/2006 (a)		80	80
4.313% due 04/15/2009 (a)		47	47
11.000% due 01/11/2012		4,000	4,912
4.313% due 04/15/2012 (a)		8,894	8,772
7.875% due 03/07/2015		2,000	2,080
8.000% due 01/15/2018		25,912	27,505
11.000% due 08/17/2040		9,500	11,659
Russian Federation
10.000% due 06/26/2007		4,000	4,363
8.250% due 03/31/2010		11,200	12,158
5.000% due 03/31/2030 (a)		29,700	34,201
United Mexican States
6.375% due 01/16/2013		1,200	1,280

Total Sovereign Issues (Cost $100,544)			107,057

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.7%

Commonwealth of Canada
3.000% due 12/01/2036 (c)	C$	21,013	23,809
Kingdom of Spain
5.750% due 07/30/2032	EC	5,000	8,213
Pylon Ltd.
3.636% due 12/29/2008 (a)		2,600	3,170
6.036% due 12/29/2008 (a)		4,300	5,338
Republic of France
3.000% due 07/25/2012 (c)		10,754	14,874
3.150% due 07/25/2032 (c)		1,054	1,783
5.750% due 10/25/2032		6,500	10,705
Republic of Germany
6.250% due 01/04/2030		5,100	8,773
Republic of Italy
2.150% due 09/15/2014 (c)		4,176	5,477

Total Foreign Currency-Denominated Issues (Cost $77,889)			82,142

SHORT-TERM INSTRUMENTS (k) 3.9%

Commercial Paper 0.6%

Cox Communications, Inc.
3.688% due 01/17/2006		$12,300	12,300
UBS Finance Delaware LLC
3.860% due 10/03/2005		61,700	61,700

			74,000

Repurchase Agreements 0.3%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $21,490. Repurchase proceeds are $21,006.)		21,000	21,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $13,347. Repurchase proceeds are $13,089.)		13,085	13,085

			34,085

32  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
French Treasury Bill 0.2%

2.237% due 11/17/2005	EC	17,000	$20,380

German Treasury Bill 0.7%

1.996% due 10/19/2005		62,500	75,049

U.K. Treasury Bills 1.7%

2.027% due 11/30/2005-12/15/2005 (d)		161,300	193,185

U.S. Treasury Bills 0.4%

3.413% due 12/01/2005-12/15/2005 (d)(f)(g)		$48,405	48,039

Total Short-Term Instruments (Cost $449,664)			444,738

Total Investments (e) 113.9% (Cost $13,220,525)			$13,257,610

Written Options (i) (0.0%) (Premiums $1,245)			(1,721)

Other Assets and Liabilities (Net) (13.9%)			(1,615,789)

Net Assets 100.0%			$11,640,100

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $48,052 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $28,527 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $9,283 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	12/2005	232	$(317)
U. S. Treasury 5-Year Note Futures	Long	12/2005	1,541	(1,747)
U.S. Treasury 10-Year Note Futures	Short	12/2005	5	4
U.S. Treasury 30-Year Bond Futures	Long	12/2005	2,102	(6,191)

				$(8,251)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$173
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		41,300	6
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	220
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	(1,505)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	21
Barclays Bank PLC	5-year French CPI Ex Tobacco
	Daily Reference Index	Pay	2.103%	10/15/2010	EC	4,900	0
BNP Paribas Bank	5-year French CPI Ex Tobacco
	Daily Reference Index	Pay	2.103%	09/14/2010		30,000	(133)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		70,600	(1,860)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	4,529
UBS Warburg LLC	5-year French CPI Ex Tobacco
	Daily Reference Index	Pay	2.146%	10/15/2010		15,600	(53)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$314,200	10,106
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		48,550	(366)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		74,100	1,463
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		301,200	9,086
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		85,800	2,758
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		70,000	(528)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		113,100	2,016
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		155,700	4,002
Morgan Stanley Dean
Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		100,000	(804)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,600	41
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		154,400	(1,164)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		75,000	0

							$28,008

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  33

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

September 30, 2005 (Unaudited)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007	$3,000	$90
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	2,500	44
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	3,900	(1)
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	3,400	(2)
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,000	136
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	3,000	116
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	2,000	37
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,600	(16)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	29
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	1,000	41
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	32
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	43
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	7
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	42
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	5
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	10
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	8
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	46
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	5,000	81
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,500	21
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	14
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,000	17
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	3,300	(11)
J.P. Morgan Chase & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	226
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	8
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	45
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	14
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	44
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,900	(4)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	5,600	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	210
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	1
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	5,300	(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	3,000	(21)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	1,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	53
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	52
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	4
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,100	(16)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	25,000	(220)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	(1)

						$1,254

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N.V.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	$162,900	$6,077
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	2,301,100	85,814
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	583,500	21,773
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	3,080,300	114,941
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	624,800	23,310

34  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	$1,284,647	$47,923
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	307,500	11,471
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	1,566,165	58,674
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	1,295,300	48,338

					$418,321

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	1,450	$290	$45
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,185	660	1,019
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,450	295	657

				$1,245	$1,721

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.000%	11/15/2007	$1,000	$982	$977
U.S. Treasury Note	3.375	02/15/2008	75,000	74,298	73,670
U.S. Treasury Note	4.750	05/15/2014	110,200	115,112	115,714

				$190,392	$190,361

*	Market value includes $2,148 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	751	10/2005	$0	$(1)	$(1)
Sell		1,532	10/2005	1	(51)	(50)
Sell	C$	19,936	10/2005	0	(382)	(382)
Sell	EC	273,552	10/2005	9,714	0	9,714
Buy		3,494	11/2005	8	0	8
Sell		2,920	11/2005	1	0	1
Buy	JY	10,138,269	10/2005	0	(2,518)	(2,518)
Buy	PZ	2,748	03/2006	0	(8)	(8)
Buy	RR	23,120	03/2006	0	(3)	(3)
Buy	SV	24,660	03/2006	0	(14)	(14)

				$9,724	$(2,977)	$6,747

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  35

Schedule of Investments

European StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.4%

Banking & Finance 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13

Industrials 0.2%

HCA, Inc.
5.250% due 11/06/2008	10	10

Total Corporate Bonds & Notes (Cost $23)		23

MUNICIPAL BONDS & NOTES 1.5%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	20	21
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.130% due 06/15/2034 (a)	15	16

Total Municipal Bonds & Notes (Cost $98)		99

U.S. GOVERNMENT AGENCIES 56.3%

Fannie Mae
4.000% due 08/25/2009	62	62
4.819% due 12/01/2034 (a)	88	88
4.875% due 11/25/2023 (a)	100	101
5.000% due 03/01/2020	464	463
5.500% due 02/01/2035 - 10/13/2035 (b)	2,667	2,667
5.527% due 07/01/2032 (a)	80	81
Freddie Mac
2.750% due 02/15/2012	66	65
3.500% due 01/15/2010	46	46
3.968% due 10/15/2020 (a)	52	52
4.137% due 07/25/2044 (a)	79	80
5.500% due 08/15/2030	3	4

Total U.S. Government Agencies (Cost $3,732)		3,709

U.S. TREASURY OBLIGATIONS 31.2%

U.S. Treasury Bonds
8.750% due 05/15/2017	200	277
8.125% due 05/15/2021	100	139
U.S. Treasury Notes
4.250% due 08/15/2014	650	646
4.250% due 11/15/2014	700	696
4.125% due 05/15/2015	300	295

Total U.S. Treasury Obligations (Cost $2,069)		2,053

MORTGAGE-BACKED SECURITIES 2.9%

Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	56	55
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)	139	139

Total Mortgage-Backed Securities (Cost $195)		194

ASSET-BACKED SECURITIES 0.1%

SLM Student Loan Trust
3.640% due 10/26/2009 (a)	8	8

Total Asset-Backed Securities (Cost $8)		8

SOVEREIGN ISSUES 2.7%

Republic of Brazil
9.760% due 06/29/2009 (a)	10	12
14.500% due 10/15/2009	25	33
4.313% due 04/15/2012 (a)	16	16
8.000% due 01/15/2018	10	11
Republic of Panama
9.625% due 02/08/2011	12	14
Republic of Peru
9.125% due 02/21/2012	21	25
Russian Federation
8.250% due 03/31/2010	20	22
United Mexican States
10.375% due 02/17/2009	36	42

Total Sovereign Issues (Cost $168)		175

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005	3	0
Strike @ 94.250 Exp. 12/19/2005	1	0

Total Purchased Put Options (Cost $0)		0

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	100	6

Total Preferred Stock (Cost $5)		6

EXCHANGE-TRADED FUNDS 3.1%

streetTRACKS Dow Jones EURO STOXX 50 Fund	4,949	204

Total Exchange-Traded Funds (Cost $199)		204

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 9.4%

Commercial Paper 6.0%

Barclays U.S. Funding Corp.
3.710% due 11/16/2005	$100	99
CBA (de) Finance
3.550% due 10/25/2005	100	100
ForeningsSparbanken AB
3.450% due 10/07/2005	100	100
Nordea North America, Inc.
3.520% due 10/21/2005	100	100

		399

Repurchase Agreement 2.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $159. Repurchase proceeds are $152.)	152	152

U.S. Treasury Bills 1.1%

3.410% due 12/01/2005-2/15/2005 (b)(c)	70	70

Total Short-Term Instruments (Cost $621)		621

Total Investments 107.7% (Cost $7,118)		7,092

Written Options (d) (0.0%) (Premiums $2)		(2)

Other Assets and Liabilities (Net) (7.7%)		(506)

Net Assets 100.0%		$6,584

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

36  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(c)	Securities with an aggregate market value of $69 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar November Futures	Long	11/2005	5	$(3)
Eurodollar December Futures	Long	12/2005	3	(3)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	4	(12)

				$(18)

(d)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/22/2005	3	$0	$0
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	1	1	1
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	3	1	1

				$2	$2

(e)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	4.500%	09/20/2009	BP	100	$0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		100	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$400	13
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		500	(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		300	8
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		200	5

							$18

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	streetTRACKS Dow Jones EURO STOXX 50 Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	$153	$65

(f)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.000%	11/15/2012	$200	$200	$200
U.S. Treasury Note	4.250	11/15/2013	300	305	299

				$505	$499

*	Market value includes $3 of interest payable on short sales.

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	60	10/2005	$0	$(2)	$(2)
Sell		5,496	10/2005	120	0	120
Buy	JY	8,699	10/2005	0	(3)	(3)
Buy	SK	23	12/2005	0	0	0

				$120	$(5)	$115

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  37

Schedule of Investments

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.3%

Banking & Finance 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$12	$13

Industrials 0.1%

HCA, Inc.
5.250% due 11/06/2008		10	10

Total Corporate Bonds & Notes (Cost $23)			23

MUNICIPAL BONDS & NOTES 1.4%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		20	21
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030		30	31
5.000% due 03/15/2034		30	31
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.130% due 06/15/2034 (a)		15	16

Total Municipal Bonds & Notes (Cost $97)			99

U.S. GOVERNMENT AGENCIES 55.3%

Fannie Mae
3.799% due 09/22/2006 (a)		200	200
4.000% due 08/25/2009		62	62
4.198% due 11/01/2034 (a)		100	99
4.875% due 11/25/2023 (a)		100	101
5.000% due 01/01/2020		457	456
5.500% due 02/01/2034- 10/13/2035 (b)		2,657	2,657
5.527% due 07/01/2032 (a)		80	81
Freddie Mac
2.750% due 02/15/2012		66	65
3.500% due 03/15/2010		53	53
3.968% due 10/15/2020 (a)		52	52
4.000% due 07/15/2017		69	69
4.500% due 08/15/2009		34	34
5.000% due 06/15/2013		42	42
5.500% due 08/15/2030		3	3

Total U.S. Government Agencies (Cost $3,989)			3,974

U.S. TREASURY OBLIGATIONS 25.4%

U.S. Treasury Bonds
8.750% due 05/15/2017		300	416
8.875% due 08/15/2017		100	140
8.125% due 08/15/2019		100	137
8.125% due 05/15/2021		100	139
U.S. Treasury Notes
4.250% due 08/15/2014		100	99
4.250% due 11/15/2014		800	795
4.125% due 05/15/2015		100	98

Total U.S. Treasury Obligations (Cost $1,842)			1,824

MORTGAGE-BACKED SECURITIES 0.8%

Downey Savings & Loan Association Mortgage Loan Trust
4.961% due 07/19/2044 (a)		60	60

Total Mortgage-Backed Securities (Cost $60)			60

ASSET-BACKED SECURITIES 1.4%

HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)		46	46
SLM Student Loan Trust
3.630% due 07/27/2009 (a)		7	7
3.630% due 04/26/2010 (a)		47	47

Total Asset-Backed Securities (Cost $100)			100

SOVEREIGN ISSUES 2.6%

Republic of Brazil
9.760% due 06/29/2009 (a)		10	12
14.500% due 10/15/2009		25	33
4.313% due 04/15/2012 (a)		33	33
8.000% due 01/15/2018		21	22
Republic of Panama
9.625% due 02/08/2011		12	14
Republic of Peru
9.125% due 02/21/2012		11	13
Republic of Ukraine
11.000% due 03/15/2007		6	6
Russian Federation
8.250% due 03/31/2010		10	11
United Mexican States
10.375% due 02/17/2009		36	42

Total Sovereign Issues (Cost $179)			186

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 2.2%

Republic of Germany
5.500% due 01/04/2031	EC	100	158

Total Foreign Currency-Denominated Issues (Cost $157)			158

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.250 Exp. 12/19/2005		5	0
Strike @ 94.000 Exp. 12/19/2005		2	0
Strike @ 93.750 Exp. 12/19/2005		2	0

Total Purchased Put Options (Cost $0)			0

	Shares
PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		100	6

Total Preferred Stock (Cost $5)			6

EXCHANGE-TRADED FUNDS 8.2%

iShares MSCI Hong Kong Index Fund		3,509	48
iShares MSCI Malaysia Index Fund		15,060	110
iShares MSCI Singapore Index Fund		19,702	157
iShares MSCI South Korea Index Fund		5,822	230
iShares MSCI Taiwan Index Fund		3,932	46

Total Exchange-Traded Funds (Cost $540)			591

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 7.6%

Commercial Paper 4.1%

Barclays U.S. Funding Corp.
3.710% due 11/16/2005		$100	99
CBA (de) Finance
3.550% due 10/25/2005		100	100
Danske Corp.
3.635% due 11/08/2005		100	100

			299

Repurchase Agreement 2.8%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $208. Repurchase proceeds are $199.)		199	199

U.S. Treasury Bills 0.7%

3.390% due 12/15/2005 (c)		50	50

Total Short-Term Instruments (Cost $548)			548

Total Investments 105.3% (Cost $7,540)			$7,569

Written Options (e) (0.0%) (Premiums $2)			(2)

Other Assets and Liabilities (Net) (5.3%)			(377)

Net Assets 100.0%			$7,190

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $50 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	1	$(1)
Eurodollar November Futures	Long	11/2005	2	(1)
Eurodollar December Futures	Long	12/2005	3	(3)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	3	(5)

				$(10)

38  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(d) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	4.500%	09/20/2009	BP	100	$0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		100	0
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$400	(6)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		600	17
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		100	(2)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		100	(1)

							$8

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	$100	$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	$151	$49
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	69	(1)
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	53	45
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	90	(3)
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	108	5

					$95

(e)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$115.000	11/22/2005	4	$0	$0
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	1	1	0
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	4	1	2

				$2	$2

(f)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.000%	11/15/2012	$200	$200	$200
U.S. Treasury Note	4.250	11/15/2013	300	305	299

				$505	$499

*	Market value includes $3 of interest payable on short sales.

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	133	10/2005	$5	$0	$5
Sell	H$	16,138	10/2005	0	(3)	(3)
Buy	JY	9,520	10/2005	0	(2)	(2)
Sell	KW	2,403,200	02/2006	44	0	44
Sell	MR	2,270	02/2006	2	0	2
Buy	S$	80	10/2005	0	(1)	(1)
Sell		1,539	02/2006	15	0	15
Sell	T$	42,792	02/2006	43	0	43

				$109	$(6)	$103

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  39

Schedule of Investments

Fundamental IndexPLUS Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.7%

Banking & Finance 2.3%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	$100	$100
Eli Lilly Services, Inc.
3.907% due 09/12/2008 (a)	400	400
Ford Motor Credit Co.
4.830% due 09/28/2007 (a)	300	293
General Motors Acceptance Corp.
6.125% due 09/15/2006	200	201
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	100	100
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	200	200

		1,294

Industrials 1.2%

Georgia-Pacific Corp.
7.375% due 07/15/2008	400	421
HCA, Inc.
7.250% due 05/20/2008	20	21
HJ Heinz Co.
6.189% due 12/01/2005 (a)	200	200

		642

Utilities 1.2%

AT&T Wireless Services, Inc.
7.350% due 03/01/2006	10	10
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	100	100
NiSource, Inc.
3.628% due 11/01/2006	100	99
Progress Energy, Inc.
6.750% due 03/01/2006	173	175
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	100	100
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	200	202

		686

Total Corporate Bonds & Notes (Cost $2,626)		2,622

U.S. GOVERNMENT AGENCIES 4.7%

Fannie Mae
3.880% due 09/25/2035 (a)	195	195
4.399% due 10/01/2034 (a)	71	71
4.424% due 07/01/2034 (a)	106	106
4.520% due 07/01/2035 (a)	481	481
4.577% due 09/01/2035 (a)	200	199
5.000% due 09/01/2020	1,000	999
Freddie Mac
3.500% due 01/15/2017	500	496
3.960% due 08/25/2031 (a)	108	108

Total U.S. Government Agencies (Cost $2,656)		2,655

MORTGAGE-BACKED SECURITIES 2.8%

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 11/25/2035 (a)	500	497
FBR Securitization Trust
3.970% due 09/25/2035 (a)	200	200
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)	334	334
Structured Adjustable Rate Mortgage Loan Trust
4.030% due 06/25/2034 (a)	87	87
3.930% due 04/25/2035 (a)	49	49
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)	95	95
Washington Mutual Mortgage Securities Corp.
4.170% due 11/25/2035 (a)	100	100
Washington Mutual, Inc.
3.977% due 11/25/2034 (a)	244	244

Total Mortgage-Backed Securities (Cost $1,607)		1,606

ASSET-BACKED SECURITIES 13.3%

AAA Trust
3.930% due 11/26/2035 (a)	187	187
ACE Securities Corp.
3.948% due 10/25/2035 (a)	400	400
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)	100	100
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	100	100
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	376	376
3.950% due 06/25/2035 (a)	343	343
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	63	63
3.930% due 07/25/2035 (a)	86	86
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 01/25/2029 (a)	83	83
4.030% due 09/25/2034 (a)	56	56
Citigroup Mortgage Loan Trust, Inc.
3.804% due 07/25/2035 (a)	100	100
3.850% due 09/25/2035 (a)	200	200
Countrywide Asset-Backed Certificates
3.938% due 01/25/2036 (a)	100	100
FBR Securitization Trust
3.950% due 09/25/2035 (a)	500	500
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)	35	35
3.940% due 03/25/2025 (a)	171	171
First USA Credit Card Master Trust
3.939% due 09/19/2008 (a)	300	300
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	200	200
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	200	200
GSAMP Trust
3.948% due 09/25/2035 (a)	500	501
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	273	274
3.950% due 09/25/2035 (a)	196	196
MASTR Asset-Backed Securities Trust
3.980% due 10/25/2034 (a)	56	56
Merrill Lynch Mortgage Investors, Inc.
3.920% due 12/25/2035 (a)	218	218
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.010% due 05/25/2034 (a)	132	132
3.980% due 11/25/2034 (a)	19	19
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	189	190
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	100	100
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)	180	180
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	97	97
Quest Trust
4.130% due 10/25/2035 (a)	100	100
Renaissance Home Equity Loan Trust
3.990% due 11/25/2035 (a)	100	100
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	200	200
3.922% due 10/25/2025 (a)	200	200
3.930% due 03/25/2035 (a)	356	357
Residential Asset Securities Corp.
3.940% due 10/25/2035 (a)	100	100
SACO I, Inc.
3.910% due 07/25/2035 (a)	100	100
0.000% due 10/25/2035 (a)	100	100
Sears Credit Account Master Trust
4.018% due 09/15/2010 (a)	100	100
Securitized Asset-Backed Receivables LLC Trust
3.920% due 03/25/2035 (a)	95	95
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)	73	73
3.951% due 11/25/2035 (a)	200	200
Structured Asset Investment Loan Trust
4.010% due 12/25/2013 (a)	189	189

Total Asset-Backed Securities (Cost $7,473)		7,477

SHORT-TERM INSTRUMENTS 74.5%

Certificates of Deposit 1.9%

Citibank New York N.A.
3.700% due 11/09/2005	1,100	1,100

Commercial Paper 60.6%

Anz (Delaware), Inc.
3.570% due 10/28/2005	1,000	997
Bank of Ireland
3.680% due 11/14/2005	1,200	1,195
Barclays U.S. Funding Corp.
3.710% due 11/16/2005	100	99
BNP Paribas Finance
3.680% due 12/02/2005	1,200	1,192
3.690% due 12/05/2005	100	99
CDC Commercial Paper, Inc.
3.610% due 11/04/2005	1,200	1,196
Danske Corp.
3.605% due 11/04/2005	1,200	1,196
3.635% due 11/08/2005	100	100
Dexia Delaware LLC
3.570% due 10/24/2005	1,000	998
DnB NORBank ASA
3.680% due 11/14/2005	1,200	1,195
Fannie Mae
3.230% due 10/26/2005	200	200
3.479% due 10/26/2005	400	399
3.615% due 11/16/2005	300	299
Federal Home Loan Bank
3.595% due 11/14/2005	1,200	1,195
3.680% due 12/06/2005	1,200	1,191
Freddie Mac
3.585% due 11/08/2005	1,200	1,196
3.620% due 11/15/2005	1,200	1,195
3.579% due 12/12/2005	400	397
3.655% due 01/10/2006	500	494
General Electric Capital Corp.
3.580% due 10/26/2005	1,200	1,197
HBOS Treasury Services PLC
3.670% due 11/09/2005	800	797
3.750% due 12/01/2005	500	497
ING U.S. Funding LLC
3.560% due 10/26/2005	1,200	1,197
Nordea North America, Inc.
3.575% due 10/28/2005	1,000	997
3.610% due 11/01/2005	300	299
Rabobank USA Financial Corp.
3.880% due 10/03/2005	400	400
3.620% due 11/28/2005	1,200	1,193
Royal Bank of Scotland PLC
3.700% due 11/16/2005	1,200	1,195
Skandinaviska Enskilda Banken AB
3.710% due 11/21/2005	1,200	1,194
Societe Generale N.A.
3.690% due 11/15/2005	1,200	1,195
Spintab AB
3.690% due 11/18/2005	1,200	1,194
Stadshypoket Delaware, Inc.
3.590% due 10/11/2005	1,200	1,199

40  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Statens Bostadsfin Bank
3.700% due 11/15/2005	$1,200	$1,195
Total Capital SA
3.780% due 10/07/2005	400	400
3.760% due 12/01/2005	1,200	1,193
UBS Finance Delaware LLC
3.860% due 10/03/2005	400	400
3.630% due 11/28/2005	1,200	1,193
Unicredit Delaware, Inc.
3.650% due 10/28/2005	1,200	1,197
Westpac Capital Corp.
3.560% due 10/26/2005	1,200	1,197

		34,162

Repurchase Agreements 11.7%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.375% due 09/15/2009 valued at $5,728. Repurchase proceeds are $5,602.)	5,600	5,600
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $1,033. Repurchase proceeds are $1,008.)	1,008	1,008

		6,608

U.S. Treasury Bills 0.3%

3.385% due 12/01/2005- 12/15/2005 (b)(c)	170	169

Total Short-Term Instruments (Cost $42,042)		42,039

Total Investments 100.0% (Cost $56,404)		$56,399

Written Options (e) (0.0%) (Premiums $8)		(10)

Other Assets and Liabilities (Net) 0.0%		4

Net Assets 100.0%		$56,393

Notes to Schedule of Investments
(amounts in thousands, except number of contracts):
(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $169 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Futures	Long	06/2006	93	$(105)
Eurodollar September Futures	Long	09/2006	3	(2)

				$(107)

(d)	Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	General Motors Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$200	$0
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	200	0
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	200	0

						$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	$125	$88
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	150	108
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	251	197

					$393

(e)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	6	$1	$1
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	1	0	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	8	1	0
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	1	0	0
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	3	1	2
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	7	2	3
Call - CBOT U.S. Treasury Note January Futures	113.000	12/22/2005	1	0	0
Put - CBOT U.S. Treasury Note January Futures	107.000	12/22/2005	1	0	0
Put - CME Eurodollar December Futures	95.250	12/18/2006	4	2	3

				$7	$9

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP 200	$1	$1

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  41

Schedule of Investments

Fundamental IndexPLUS TR Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.6%

Banking & Finance 2.3%

American International Group, Inc.
5.050% due 10/01/2015	$100	$99
China Development Bank
5.000% due 10/15/2015	100	99
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007	2,700	2,682
Export-Import Bank of China
4.875% due 07/21/2015	100	98
Ford Motor Credit Co.
4.870% due 03/21/2007 (a)	1,100	1,086
HBOS PLC
5.920% due 09/29/2049 (a)	100	99
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	300	300
Petroleum Export Ltd.
5.265% due 06/15/2011	100	100
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	200	198
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	1,400	1,400

		6,161

Utilities 0.3%

Ras Laffan LNG III
5.838% due 09/30/2027	250	251
Williams Cos., Inc.
6.375% due 10/01/2010	700	698

		949

Total Corporate Bonds & Notes (Cost $7,134)		7,110

MUNICIPAL BONDS & NOTES 0.3%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	112
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	698

Total Municipal Bonds & Notes (Cost $812)		810

U.S. GOVERNMENT AGENCIES 24.1%

Fannie Mae
3.880% due 09/25/2035 (a)	1,171	1,171
4.399% due 10/01/2034 (a)	641	636
4.520% due 07/01/2035 (a)	2,597	2,596
4.577% due 09/01/2035 (a)	1,300	1,295
4.665% due 07/01/2035 (a)	2,198	2,198
5.000% due 10/13/2035	40,200	39,358
5.500% due 09/01/2035-10/13/2035 (b)	14,800	14,796
Freddie Mac
3.960% due 08/25/2031 (a)	560	563
4.500% due 10/15/2022	2,700	2,696

Total U.S. Government Agencies (Cost $65,471)		65,309

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Bonds
7.875% due 02/15/2021	2,900	3,946
8.125% due 05/15/2021	2,800	3,896
8.000% due 11/15/2021	9,600	13,292
6.000% due 02/15/2026	500	590
U.S. Treasury Note
4.250% due 08/15/2015	1,700	1,690

Total U.S. Treasury Obligations (Cost $23,814)		23,414

MORTGAGE-BACKED SECURITIES 3.5%

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 11/25/2035 (a)	2,700	2,686
FBR Securitization Trust
3.970% due 09/25/2035 (a)	1,000	1,000
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	2,700	2,670
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)	1,202	1,203
Structured Adjustable Rate Mortgage Loan Trust
4.030% due 06/25/2034 (a)	521	521
3.930% due 04/25/2035 (a)	293	293
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)	759	760
Washington Mutual Mortgage Securities Corp.
4.170% due 11/25/2035 (a)	300	300

Total Mortgage-Backed Securities (Cost $9,451)		9,433

ASSET-BACKED SECURITIES 14.4%

AAA Trust
3.930% due 11/26/2035 (a)	1,218	1,218
ACE Securities Corp.
3.948% due 10/25/2035 (a)	2,600	2,601
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	700	701
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	1,690	1,691
3.950% due 06/25/2035 (a)	2,313	2,314
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	506	506
3.930% due 07/25/2035 (a)	259	259
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 01/25/2029 (a)	374	375
4.030% due 09/25/2034 (a)	279	279
Citigroup Mortgage Loan Trust, Inc.
3.804% due 07/25/2035 (a)	300	300
3.850% due 09/25/2035 (a)	800	800
Countrywide Asset-Backed Certificates
3.938% due 01/25/2036 (a)	700	700
FBR Securitization Trust
3.950% due 09/25/2035 (a)	2,900	2,903
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	771	772
First USA Credit Card Master Trust
3.939% due 09/19/2008 (a)	1,900	1,902
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	900	900
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	900	898
GSAMP Trust
3.948% due 09/25/2035 (a)	2,700	2,704
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	1,851	1,854
3.950% due 09/25/2035 (a)	884	884
MASTR Asset-Backed Securities Trust
3.980% due 10/25/2034 (a)	253	253
Merrill Lynch Mortgage Investors, Inc.
3.920% due 12/25/2035 (a)	1,236	1,237
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.010% due 05/25/2034 (a)	474	474
3.980% due 11/25/2034 (a)	84	84
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	853	853
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	600	599
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)	810	810
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	776	777
Quest Trust
4.130% due 10/25/2035 (a)	500	500
Renaissance Home Equity Loan Trust
3.990% due 11/25/2035 (a)	800	801
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	1,000	1,001
3.922% due 10/25/2025 (a)	1,200	1,200
3.930% due 03/25/2035 (a)	1,955	1,956
SACO I, Inc.
0.000% due 10/25/2035 (a)	800	800
Sears Credit Account Master Trust
4.018% due 09/15/2010 (a)	800	801
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)	440	440
3.951% due 11/25/2035 (a)	1,300	1,300
Structured Asset Investment Loan Trust
4.010% due 12/25/2013 (a)	717	717

Total Asset-Backed Securities (Cost $39,145)		39,164

SOVEREIGN ISSUES 0.1%

Republic of Brazil
8.000% due 01/15/2018	200	212

Total Sovereign Issues (Cost $205)		212

SHORT-TERM INSTRUMENTS 69.9%

Commercial Paper 69.0%

Anz (Delaware), Inc.
3.570% due 10/28/2005	5,000	4,988
Anz National International Ltd.
3.750% due 12/12/2005	3,200	3,175
ASB Bank Ltd.
3.620% due 10/21/2005	500	499
3.710% due 11/10/2005	1,300	1,295
Bank of Ireland
3.680% due 11/14/2005	5,100	5,078
3.715% due 11/22/2005	2,300	2,288
Barclays U.S. Funding Corp.
3.710% due 11/16/2005	700	697
3.745% due 11/22/2005	1,100	1,094
3.655% due 11/28/2005	500	497
BNP Paribas Finance
3.680% due 12/02/2005	5,000	4,966
3.690% due 12/05/2005	600	596
3.770% due 12/19/2005	1,300	1,289
CDC Commercial Paper, Inc.
3.610% due 11/04/2005	5,000	4,984
3.620% due 11/07/2005	600	598
3.680% due 11/10/2005	600	598
3.740% due 11/28/2005	1,500	1,491
Cox Communications, Inc.
3.668% due 01/17/2006	250	250
Danske Corp.
3.605% due 11/04/2005	5,000	4,984
3.625% due 11/07/2005	600	598
3.700% due 11/16/2005	1,000	995
3.755% due 12/15/2005	500	496
3.780% due 12/23/2005	1,100	1,090
Den Norske Bank ASA
3.680% due 11/14/2005	5,000	4,978
Dexia Delaware LLC
3.570% due 10/24/2005	5,000	4,990
3.610% due 11/01/2005	500	498
DnB NORBank ASA
3.780% due 12/22/2005	2,400	2,378
3.795% due 12/23/2005	300	297
Fannie Mae
3.615% due 11/16/2005	5,100	5,077
3.649% due 11/23/2005	4,400	4,377
Federal Home Loan Bank
3.595% due 11/14/2005	4,900	4,879
3.680% due 12/06/2005	7,200	7,148

42  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
ForeningsSparbanken AB
3.730% due 12/12/2005	$3,100	$3,076
Fortis Funding LLC
3.560% due 10/26/2005	5,000	4,989
Freddie Mac
3.620% due 11/15/2005	5,100	5,078
3.579% due 12/12/2005	6,900	6,846
3.636% due 12/12/2005	1,900	1,885
3.655% due 01/10/2006	1,900	1,879
General Electric Capital Corp.
3.580% due 10/26/2005	5,100	5,088
3.620% due 11/02/2005	500	498
3.700% due 11/15/2005	1,000	996
3.730% due 12/08/2005	1,500	1,489
HBOS Treasury Services PLC
3.685% due 11/14/2005	5,100	5,078
3.710% due 11/18/2005	1,700	1,692
3.760% due 11/30/2005	1,100	1,093
ING U.S. Funding LLC
3.560% due 10/26/2005	5,000	4,989
3.570% due 10/27/2005	500	499
3.760% due 12/01/2005	2,400	2,385
Nordea North America, Inc.
3.575% due 10/28/2005	5,000	4,988
3.580% due 10/28/2005	600	598
3.710% due 11/21/2005	1,400	1,393
Rabobank USA Financial Corp.
3.630% due 11/08/2005	600	598
3.620% due 11/28/2005	5,000	4,972
Royal Bank of Scotland PLC
3.700% due 11/16/2005	6,000	5,973
3.740% due 12/01/2005	1,900	1,888
Skandinaviska Enskilda Banken AB
3.565% due 10/27/2005	500	499
3.710% due 11/17/2005	1,300	1,294
3.710% due 11/21/2005	5,200	5,174
3.720% due 12/08/2005	1,100	1,092
Societe Generale N.A.
3.700% due 11/17/2005	5,600	5,574
3.770% due 12/19/2005	1,400	1,388
3.780% due 12/23/2005	700	694
Spintab AB
3.775% due 12/12/2005	5,000	4,961
TotalFinaElf Capital S.A.
3.760% due 12/01/2005	7,200	7,156
UBS Finance Delaware LLC
3.625% due 10/17/2005	1,200	1,198
3.630% due 11/28/2005	5,000	4,972
3.760% due 12/01/2005	600	596
3.780% due 12/22/2005	1,200	1,189
Westpac Capital Corp.
3.560% due 10/26/2005	5,100	5,088
3.700% due 11/14/2005	1,100	1,095

		187,108

Repurchase Agreement 0.3%
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $698. Repurchase proceeds are $681.)	681	681

U.S. Treasury Bills 0.6%
3.390% due 12/01/2005-12/15/2005 (b)(c)(d)	1,665	1,653

Total Short-Term Instruments (Cost $189,473)		189,442

Total Investments 123.5% (Cost $335,505)		$334,894

Written Options (f) (0.1%) (Premiums $188)		(216)

Other Assets and Liabilities (Net) (23.4%)		(63,609)

Net Assets 100.0%		$271,069

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts at September 30, 2005.
(d)	Securities with an aggregate market value of $1,156 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Futures	Long	06/2006	63	$(35)
Eurodollar September Futures	Long	09/2006	3	(2)
U.S. Treasury 5-Year Note Futures	Long	12/2005	375	(222)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	116	(356)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	9	(1)

				$(616)

(e)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,400	$(9)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$16,400	(100)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		3,100	(14)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		800	(4)

							$(127)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$900	$0
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	700	1
J.P. Morgan Chase & Co.	General Motors Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	100	0
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	700	2
UBS Warburg LLC	General Motors Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	1,800	(3)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	0

						$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  43

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

September 30, 2005 (Unaudited)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	541,109	$380
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	937,703	672
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	1,126,434	877

					$1,929

(f)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	35	$6	$2
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	4	1	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	314	56	10
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	8	2	1
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	17	4	10
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	320	76	145
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	7	3	2
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	8	2	1
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	8	1	2
Put - CME Eurodollar December Futures	95.250	12/18/2006	24	12	17

				$163	$190

Name of Issuer	Counterparty	Exercise Rate		Expiration Date		Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	5,100	$25	$26

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	11	10/2005	$0	$0	$0
Sell		1	10/2005	0	0	0
Buy		1	11/2005	0	0	0

				$0	$0	$0

44  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%

Banking & Finance 1.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012	$39	$44
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	1,000	1,000
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	900	906

		1,950

Industrials 1.6%

Cox Communications, Inc.
3.950% due 12/14/2007 (a)	500	504
DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)	900	903
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	400	403
Smurfit Capital Funding PLC
6.750% due 11/20/2005	400	402

		2,212

Utilities 0.6%

SBC Communications, Inc.
4.125% due 09/15/2009	500	488
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	225	225
Williams Cos., Inc.
6.375% due 10/01/2010	200	199

		912

Total Corporate Bonds & Notes (Cost $5,073)		5,074

MUNICIPAL BONDS & NOTES 2.9%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	70	73
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	1,020	1,063
5.000% due 03/15/2034	1,020	1,060
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
7.160% due 07/01/2012 (a)	150	177
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026	100	105
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.130% due 06/15/2034 (a)	510	546
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	150	154
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	935

Total Municipal Bonds & Notes (Cost $4,022)		4,113

U.S. GOVERNMENT AGENCIES 61.1%

Fannie Mae
3.500% due 05/25/2009-04/25/2017 (c)	670	667
3.943% due 05/25/2034 (a)	163	163
3.950% due 03/25/2034 (a)	114	114
4.000% due 08/25/2009	1,373	1,370
4.065% due 10/01/2044	730	738
4.080% due 08/25/2030 (a)	367	367
4.198% due 11/01/2034 (a)	1,900	1,881
4.875% due 11/25/2023 (a)	350	353
5.000% due 04/25/2014-10/13/2035 (c)	13,768	13,596
5.035% due 09/01/2031 (a)	6	7
5.344% due 04/25/2024 (a)	345	356
5.500% due 02/01/2024-10/13/2035 (c)	55,085	55,092
5.527% due 07/01/2032 (a)	240	243
6.375% due 10/23/2033 (a)	600	606
Freddie Mac
2.750% due 02/15/2012	1,381	1,371
3.500% due 03/15/2010	1,266	1,262
3.968% due 10/15/2020 (a)	1,561	1,562
4.065% due 10/25/2044 (a)	607	609
4.168% due 05/15/2029 (a)	96	96
5.000% due 09/01/2035	500	490
5.500% due 08/15/2030-05/01/2035 (c)	4,857	4,861
Government National Mortgage Association
4.125% due 11/20/2024 (a)	192	195
4.172% due 03/16/2032 (a)	72	72

Total U.S. Government Agencies (Cost $86,680)		86,071

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013	3,829	3,881
1.875% due 07/15/2015	402	405
U.S. Treasury Bonds
8.750% due 05/15/2017	9,000	12,471
8.875% due 08/15/2017	1,700	2,384
8.125% due 08/15/2019	900	1,229
8.125% due 05/15/2021	3,900	5,427
U.S. Treasury Notes
4.250% due 11/15/2013	1,600	1,594
4.250% due 08/15/2014	6,600	6,561
4.250% due 11/15/2014	3,100	3,079
4.125% due 05/15/2015	3,600	3,539

Total U.S. Treasury Obligations (Cost $40,745)		40,570

MORTGAGE-BACKED SECURITIES 10.3%

Banc of America Large Loan
3.968% due 11/15/2015 (a)	492	493
Bank of America Mortgage Securities
4.280% due 01/25/2034 (a)	350	352
5.000% due 05/25/2034	304	301
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 11/25/2035 (a)	700	696
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	898	902
Countrywide Alternative Loan Trust
4.050% due 10/25/2035 (a)	1,300	1,302
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	38	38
4.110% due 08/25/2034 (a)	274	274
4.150% due 03/25/2035 (a)	860	861
4.120% due 04/25/2035 (a)	963	963
Downey Savings & Loan Association Mortgage Loan Trust
4.961% due 07/19/2044 (a)	596	602
First Horizon Alternative Mortgage Securities
4.509% due 03/25/2035 (a)	823	816
First Republic Mortgage Loan Trust
4.118% due 11/15/2031 (a)	318	320
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	289	290
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	700	692
GSRPM Mortgage Loan Trust
4.530% due 01/25/2032 (a)	59	60
Residential Accredit Loans, Inc.
4.230% due 03/25/2033 (a)	305	305
Residential Asset Securitization Trust
4.230% due 05/25/2033 (a)	522	524
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	1,222	1,222
4.140% due 01/25/2045 (a)	908	910
4.150% due 01/25/2045 (a)	924	924
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)	139	139
3.989% due 01/25/2035 (a)	969	952
4.362% due 05/25/2035 (a)	612	606

Total Mortgage-Backed Securities (Cost $14,569)		14,544

ASSET-BACKED SECURITIES 4.2%

ACE Securities Corp.
3.948% due 10/25/2035 (a)	700	700
Ameriquest Mortgage Securities, Inc.
4.410% due 06/25/2031 (a)	11	11
4.240% due 02/25/2033 (a)	10	10
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	1	1
Bank One Issuance Trust
3.818% due 10/15/2008 (a)	1,000	1,001
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	20	20
3.980% due 10/25/2023 (a)	307	307
3.970% due 06/25/2035 (a)	86	86
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.960% due 10/25/2034 (a)	159	159
4.000% due 11/25/2034 (a)	229	229
GSAMP Trust
4.120% due 03/25/2034 (a)	384	384
4.010% due 10/01/2034 (a)	142	143
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)	142	142
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	47	47
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)	266	266
Quest Trust
4.390% due 06/25/2034 (a)	253	254
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	228	229
Residential Asset Securities Corp.
3.960% due 04/25/2013 (a)	28	29
Saxon Asset Securities Trust
4.230% due 12/25/2032 (a)	8	8
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)	1,000	1,001
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	238	238
Structured Asset Securities Corp.
4.330% due 05/25/2032 (a)	67	67
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)	39	39
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)	100	100
4.000% due 09/25/2034 (a)	423	423

Total Asset-Backed Securities (Cost $5,893)		5,894

SOVEREIGN ISSUES 2.5%

Hong Kong Government International Bond
5.125% due 08/01/2014	500	507
Republic of Brazil
9.760% due 06/29/2009 (a)	440	516
14.500% due 10/15/2009	80	104
8.000% due 01/15/2018	422	448
Republic of Panama
9.625% due 02/08/2011	429	515
Republic of Peru
9.125% due 02/21/2012	437	527
Russian Federation
8.250% due 03/31/2010	240	260
5.000% due 03/31/2030 (a)	20	23

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  45

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
United Mexican States
10.375% due 02/17/2009		$562	$658

Total Sovereign Issues (Cost $3,445)			3,558

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.8%

Republic of Germany
5.500% due 01/04/2031	EC	700	1,107

Total Foreign Currency-Denominated Issues (Cost $1,100)			1,107

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		217	2
Strike @ 93.750 Exp. 12/19/2005		37	0

Total Purchased Put Options (Cost $3)			2

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		1,750	96

Total Preferred Stock (Cost $87)			96

EXCHANGE-TRADED FUNDS 4.2%

iShares MSCI EAFE Trust		100,236	5,824

Total Exchange-Traded Funds (Cost $5,276)			5,824

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.4%

Commercial Paper 1.5%

Cox Communications, Inc.
3.811% due 01/17/2006		$400	395
Societe Generale N.A.
3.790% due 12/28/2005		1,700	1,683

			2,078

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $451. Repurchase proceeds are $440.)		440	440

U.S. Treasury Bills 1.6%

3.383% due 12/01/2005-12/15/2005 (c)(e)(f)		2,295	2,277

Total Short-Term Instruments (Cost $4,804)			4,795

Total Investments (d) 121.9% (Cost $171,697)			$171,648

Written Options (h) (0.0%) (Premiums $30)			(18)

Other Assets and Liabilities (Net) (21.9%)			(30,840)

Net Assets 100.0%			$140,790

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $3,997 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $1,983 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $293 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	25	$(35)
Eurodollar November Futures	Long	11/2005	49	(25)
Eurodollar December Futures	Long	12/2005	25	(20)
Euro-Bund 10-Year Note Futures	Long	12/2005	2	0
U.S. Treasury 30-Year Bond Futures	Long	12/2005	18	(36)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	Short	12/2005	27	20

				$(96)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	4.500%	09/20/2009	BP	2,200	$(6)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		1,500	(2)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	600	0
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	0
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(48)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$5,800	187
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		7,200	182
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		5,700	147
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		700	26
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,800	(28)

							$400

46  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$500	$7
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	300	(1)
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.260)%	09/20/2010	200	(2)
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.110)%	10/20/2010	100	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Sell	2.000%	12/20/2010	2,100	3
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.200)%	10/20/2010	100	(1)

						$9

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	04/12/2006	$1,557	$1,083
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	09/15/2006	742	705

					$1,788

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note November Futures	$108.000	11/22/2005	28	$17	$6

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Goldman Sachs & Co.	3.700	%**	11/14/2005	EC 1,100	$7	$12
Put - OTC 30-Year Interest Rate Swap	Goldman Sachs & Co.	4.200	%*	11/14/2005	1,100	6	0

						$13	$12

*	The Fund will pay a floating rate based on 6-month EC-LIBOR.
**	The Fund will receive a floating rate based on 6-month EC-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value***
U.S. Treasury Note	4.000%	11/15/2012	$400	$400	$401
U.S. Treasury Note	3.875	02/15/2013	600	592	588

				$992	$989

***	Market value includes $10 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	9,146	10/2005	$0	$(152)	$(152)
Sell	BP	19,797	10/2005	685	0	685
Sell	DK	5,083	12/2005	33	0	33
Sell	EC	37,773	10/2005	1,356	0	1,356
Sell	H$	11,671	10/2005	0	(2)	(2)
Sell	JY	3,522,237	10/2005	782	(1)	781
Sell	N$	323	10/2005	0	(1)	(1)
Sell	NK	4,660	12/2005	39	0	39
Buy	S$	1,350	10/2005	0	(10)	(10)
Sell		2,293	02/2006	23	0	23
Sell	SF	11,239	12/2005	464	0	464
Sell	SK	22,430	12/2005	139	0	139

				$3,521	$(166)	$3,355

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  47

Schedule of Investments

Japanese StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.3%

Banking & Finance 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13

Industrials 0.1%

HCA, Inc.
5.250% due 11/06/2008	10	10

Total Corporate Bonds & Notes (Cost $23)		23

MUNICIPAL BONDS & NOTES 1.4%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	10	11
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.130% due 06/15/2034 (a)	15	16

Total Municipal Bonds & Notes (Cost $87)		89

U.S. GOVERNMENT AGENCIES 54.4%

Fannie Mae
3.799% due 09/22/2006 (a)	200	200
4.000% due 08/25/2009	62	62
4.198% due 11/01/2034 (a)	100	99
4.875% due 11/25/2023 (a)	100	101
5.500% due 02/01/2035- 10/13/2035 (b)	2,128	2,128
5.527% due 07/01/2032 (a)	80	81
Freddie Mac
2.750% due 02/15/2012	66	65
3.500% due 03/15/2010	53	53
3.968% due 10/15/2020 (a)	52	52
4.000% due 07/15/2017	69	69
5.000% due 06/15/2013	42	42
5.500% due 08/15/2030- 05/01/2035 (b)	502	502

Total U.S. Government Agencies (Cost $3,472)		3,454

U.S. TREASURY OBLIGATIONS 26.0%

U.S. Treasury Bonds
8.750% due 05/15/2017	370	513
8.875% due 08/15/2017	100	140
8.125% due 05/15/2021	200	278
6.125% due 11/15/2027	100	121
U.S. Treasury Notes
4.250% due 11/15/2013	500	499
4.250% due 11/15/2014	100	99

Total U.S. Treasury Obligations (Cost $1,678)		1,650

MORTGAGE-BACKED SECURITIES 0.9%

Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	56	56

Total Mortgage-Backed Securities (Cost $56)		56

ASSET-BACKED SECURITIES 1.7%

HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)	46	46
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	7	7
3.640% due 10/26/2009 (a)	8	8
3.630% due 04/26/2010 (a)	47	47

Total Asset-Backed Securities (Cost $108)		108

SOVEREIGN ISSUES 3.7%

Republic of Brazil
14.500% due 10/15/2009	25	33
8.000% due 01/15/2018	73	77
Republic of Panama
9.625% due 02/08/2011	22	26
Republic of Peru
9.125% due 02/21/2012	11	13
9.875% due 02/06/2015	10	13
Russian Federation
8.250% due 03/31/2010	30	33
United Mexican States
10.375% due 02/17/2009	36	42

Total Sovereign Issues (Cost $227)		237

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.250 Exp. 12/19/2005	4	0
Strike @ 94.000 Exp. 12/19/2005	8	0

Total Purchased Put Options (Cost $0)		0

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	100	6

Total Preferred Stock (Cost $5)		6

EXCHANGE-TRADED FUNDS 4.1%

iShares MSCI Japan Index Fund	21,219	259

Total Exchange-Traded Funds (Cost $220)		259

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 14.3%

Commercial Paper 10.9%

CBA (de) Finance
3.550% due 10/25/2005	$100	99
Fannie Mae
3.994% due 03/29/2006	100	98
ForeningsSparbanken AB
3.450% due 10/07/2005	100	100
Freddie Mac
3.579% due 12/12/2005	100	99
Nordea North America, Inc.
3.520% due 10/21/2005	100	100
Rabobank USA Financial Corp.
3.905% due 12/30/2005	100	99
UBS Finance Delaware LLC
3.860% due 10/03/2005	100	100

		695

Repurchase Agreement 1.9%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $123. Repurchase proceeds are $119.)	119	119

U.S. Treasury Bills 1.5%

3.441% due 12/01/2005- 12/15/2005 (b)(c)	95	95

Total Short-Term Instruments (Cost $909)		909

Total Investments 106.9% (Cost $6,785)		$6,791

Written Options (d) (0.0%) (Premiums $1)		(0)

Other Assets and Liabilities (Net) (6.9%)		(441)

Net Assets 100.0%		$6,350

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $95 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	1	$0
Eurodollar November Futures	Long	11/2005	1	0
Eurodollar December Futures	Long	12/2005	8	(9)
Euro-Bund 10-Year Note Futures	Long	12/2005	1	0
U.S. Treasury 30-Year Bond Futures	Long	12/2005	2	(6)

				$(15)

48  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(d)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note November Futures	$108.000	11/22/2005	1	$1	$0

(e) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	4.500%	09/20/2009	BP	100	$0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		100	0
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$400	(7)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		400	12
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		300	(6)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		200	5

							$4

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	1-month USD-LIBOR plus 0.100%	11/15/2005	$494	$271

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Sell	2.000%	12/20/2010	$100	$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.000%	11/15/2012	$100	$100	$100
U.S. Treasury Note	4.250	11/15/2013	200	203	200

				$303	$300

*	Market value includes $2 of interest payable on short sales.

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	BP	3	10/2005	$0	$0	$0
Sell	EC	5	10/2005	0	0	0
Sell	JY	704,858	10/2005	167	0	167

				$167	$0	$167

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  49

Schedule of Investments

Real Return Asset Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.9%

Banking & Finance 0.9%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$300	$300
Ford Motor Credit Co.
5.800% due 01/12/2009		7,500	7,003
General Motors Acceptance Corp.
6.875% due 08/28/2012		2,500	2,240
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)		1,750	1,796
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)		500	488
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		600	593
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		700	703

			13,220

Industrials 0.0%

Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	123
9.500% due 09/15/2027		500	661

			784

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	106

Total Corporate Bonds & Notes (Cost $13,956)			14,110

MUNICIPAL BONDS & NOTES 0.0%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	530
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	291

Total Municipal Bonds & Notes (Cost $662)			821

U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
5.500% due 12/01/2033-10/13/2035 (d)		52,600	52,599
Freddie Mac
3.970% due 09/25/2031 (a)		377	377

Total U.S. Government Agencies (Cost $53,430)			52,976

U.S. TREASURY OBLIGATIONS 105.7%

Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013		21,583	21,880
2.000% due 01/15/2014		634	648
2.000% due 07/15/2014		28,109	28,723
1.625% due 01/15/2015		4,911	4,854
1.875% due 07/15/2015		77,584	78,293
2.375% due 01/15/2025		642,214	687,270
3.625% due 04/15/2028		303,287	396,915
3.875% due 04/15/2029		217,780	298,188
3.375% due 04/15/2032		31,920	42,211
U.S. Treasury Bonds
8.125% due 05/15/2021		8,000	11,133
6.625% due 02/15/2027		13,400	17,015
U.S. Treasury Note
4.250% due 08/15/2013		29,900	29,806

Total U.S. Treasury Obligations (Cost $1,588,931)			1,616,936

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		851	854
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		4,100	4,055
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)		735	735

Total Mortgage-Backed Securities (Cost $5,661)			5,644

ASSET-BACKED SECURITIES 0.3%

AAA Trust
3.930% due 11/26/2035 (a)		373	373
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		270	270
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		1,485	1,486
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)		388	388
Quest Trust
4.010% due 03/25/2035 (a)		287	287
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		1,100	1,101
7.904% due 01/09/2006 (a)		1,100	1,102
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		20	20

Total Asset-Backed Securities (Cost $5,023)			5,027

SOVEREIGN ISSUES 0.6%

Republic of Brazil
4.250% due 04/15/2006 (a)		32	32
4.313% due 04/15/2009 (a)		94	94
4.313% due 04/15/2012 (a)		659	650
8.000% due 01/15/2018		1,949	2,069
11.000% due 08/17/2040		1,500	1,841
Russian Federation
8.250% due 03/31/2010		700	760
5.000% due 03/31/2030 (a)		2,800	3,224
United Mexican States
6.375% due 01/16/2013		200	213

Total Sovereign Issues (Cost $8,241)			8,883

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.3%

Commonwealth of Canada
3.000% due 12/01/2036 (c)	C$	312	354
Kingdom of Spain
5.750% due 07/30/2032	EC	500	821
Pylon Ltd.
3.636% due 12/29/2008 (a)		700	853
6.036% due 12/29/2008 (a)		1,200	1,490
Republic of France
5.750% due 10/25/2032		400	659
Republic of Germany
6.250% due 01/04/2030		500	860

Total Foreign Currency-Denominated Issues (Cost $4,953)			5,037

SHORT-TERM INSTRUMENTS (j) 3.4%

Commercial Paper 2.5%

Barclays U.S. Funding Corp.
3.830% due 12/27/2005		$1,800	1,783
Cox Communications, Inc.
4.068% due 01/17/2006		900	889
Skandinaviska Enskilda Banken AB
3.850% due 12/22/2005		17,100	16,946
UBS Finance Delaware LLC
3.960% due 01/27/2006		10,500	10,362
3.970% due 01/30/2006		9,300	9,175

			39,155

Repurchase Agreement 0.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $3,097. Repurchase proceeds are $3,037.)		3,036	3,036

French Treasury Bills 0.0%

2.000% due 11/17/2005	EC	200	240

U.K. Treasury Bills 0.4%

2.013% due 11/30/2005		4,800	5,750

U.S. Treasury Bills 0.3%

3.425% due 12/01/2005-12/15/2005 (d)(e)(f)		$4,030	4,003

Total Short-Term Instruments (Cost $52,376)			52,184

Total Investments (b) 115.1% (Cost $1,733,233)			$1,761,618

Written Options (h) (0.0%) (Premiums $131)			(167)

Other Assets and Liabilities (Net) (15.1%)			(231,557)

Net Assets 100.0%			$1,529,894

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $6,886 were valued with reference to securities whose prices are more readily obtainable.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $2,485 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $1,518 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	12/2005	120	$(57)
U. S. Treasury 5-Year Note Futures	Long	12/2005	423	(250)
U.S. Treasury 10-Year Note Futures	Short	12/2005	474	661
U.S. Treasury 30-Year Bond Futures	Short	12/2005	214	674

				$1,028

50  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,100	$467
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		3,700	10
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	(17)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		7,500	(133)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	(8)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$7,800	251
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		2,300	(17)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		9,500	188
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,100	80
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,200	360
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		2,200	39
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		15,200	391
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		300	5
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		1,500	(11)

							$1,605

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	$700	$13
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	16
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	30
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	39
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	1,000	16
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	1,000	17
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	1,000	7
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	1,800	(16)

						$141

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones -AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	10/24/2005	$38,100	$1,421

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	251	$50	$8
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	53	30	45
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	251	51	114

				$131	$167

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.250%	11/15/2013	$7,000	$7,125	$6,972
U.S. Treasury Note	4.750	05/15/2014	800	836	840

				$7,961	$7,812

*	Market value includes $16 of interest payable on short sales.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  51

Schedule of Investments (Cont.)

Real Return Asset Fund

September 30, 2005 (Unaudited)

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	365	10/2005	$0	$(7)	$(7)
Buy	EC	685	10/2005	0	(16)	(16)
Sell		9,442	10/2005	346	0	346
Buy	JY	698,586	10/2005	0	(189)	(189)
Buy	PZ	165	03/2006	0	0	0
Buy	RR	1,409	03/2006	0	0	0
Buy	SV	1,762	03/2006	0	(1)	(1)

				$346	$(213)	$133

52  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.3%

Banking & Finance 1.8%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$300	$300
Ford Motor Credit Co.
5.800% due 01/12/2009		7,400	6,910
General Motors Acceptance Corp.
8.375% due 07/15/2033		4,900	3,847

			11,057

Industrials 0.5%

DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)		3,200	3,209

Total Corporate Bonds & Notes (Cost $14,266)			14,266

MUNICIPAL BONDS & NOTES 0.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	529
6.125% due 06/01/2032		400	424

Total Municipal Bonds & Notes (Cost $787)			953

U.S. GOVERNMENT AGENCIES 5.0%

Fannie Mae
5.000% due 10/13/2035		2,000	1,958
5.500% due 03/01/2034-10/13/2035 (c)		28,200	28,197

Total U.S. Government Agencies (Cost $30,409)			30,155

U.S. TREASURY OBLIGATIONS 100.4%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		20,998	23,133
3.000% due 07/15/2012		93,151	101,396
1.875% due 07/15/2013		27,027	27,399
2.000% due 01/15/2014		26,601	27,163
2.000% due 07/15/2014		117,837	120,411
1.625% due 01/15/2015		62,843	62,116
1.875% due 07/15/2015		2,009	2,028
2.375% due 01/15/2025		85,328	91,314
3.625% due 04/15/2028		65,490	85,708
3.875% due 04/15/2029		48,741	66,737
3.375% due 04/15/2032		1,101	1,456
U.S. Treasury Bond
6.625% due 02/15/2027		1,100	1,397

Total U.S. Treasury Obligations (Cost $607,043)			610,258

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		851	854
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		1,700	1,681

Total Mortgage-Backed Securities (Cost $2,540)			2,535

ASSET-BACKED SECURITIES 0.2%

Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		270	270
Quest Trust
4.010% due 03/25/2035 (a)		239	239
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		300	300
7.904% due 01/09/2006 (a)		300	300
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		20	20

Total Asset-Backed Securities (Cost $1,129)			1,129

SOVEREIGN ISSUES 1.2%

Republic of Brazil
11.000% due 01/11/2012		1,100	1,351
4.313% due 04/15/2012 (a)		494	487
8.000% due 01/15/2018		1,427	1,515
11.000% due 08/17/2040		1,300	1,595
Russian Federation
8.250% due 03/31/2010		500	543
5.000% due 03/31/2030 (a)		1,800	2,073

Total Sovereign Issues (Cost $7,116)			7,564

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.9%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	208	235
Kingdom of Spain
5.750% due 07/30/2032	EC	500	821
Republic of France
3.000% due 07/25/2012 (b)		1,776	2,456
5.750% due 10/25/2032		300	494
Republic of Germany
6.250% due 01/04/2030		500	860
Republic of Italy
2.150% due 09/15/2014 (b)		522	685

Total Foreign Currency-Denominated Issues (Cost $5,740)			5,551

SHORT-TERM INSTRUMENTS 3.2%

Commercial Paper 1.5%
Cox Communications, Inc.
3.871% due 01/17/2006		$800	800
UBS Finance Delaware LLC
3.945% due 01/26/2006		8,200	8,094

			8,894

Repurchase Agreement 0.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $2,420. Repurchase proceeds are $2,371.)		2,370	2,370

U.S. Treasury Bills 1.3%

3.350% due 12/01/2005-12/15/2005 (c)(d)(e)		8,035	7,971

Total Short-Term Instruments (Cost $19,248)			19,235

Total Investments 113.8% (Cost $688,278)			$691,646

Written Options (g) (0.0%) (Premiums $82)			(112)

Other Assets and Liabilities (Net) (13.8%)			(83,658)

Net Assets 100.0%			$607,876

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $6,941 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(e)	Securities with an aggregate market value of $778 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	12/2005	39	$(18)
U. S. Treasury 5-Year Note Futures	Long	12/2005	631	(479)
U.S. Treasury 10-Year Note Futures	Short	12/2005	180	235
U.S. Treasury 30-Year Bond Futures	Short	12/2005	105	331

				$69

(f)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$(744)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	538
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		1,400	4
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,600	(7)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		4,500	(97)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$13,400	431
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		1,000	(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,300	85
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,300	106
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,300	23
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,200	288
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		10,700	(81)

							$538

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  53

Schedule of Investments (Cont.)

RealEstateRealReturn Strategy Fund

September 30, 2005 (Unaudited)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$8
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	3
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	2
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	14
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	24
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	29
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	23
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$170

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	$58	$220
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	84	308

					$528

(g)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	115	$23	$4
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	65	36	56
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	115	23	52

				$82	$112

(h)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Note	4.250%	11/15/2013	$8,200	$8,347	$8,167

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	414	10/2005	$0	$(9)	$(9)
Sell		4,229	10/2005	166	0	166
Buy	JY	532,883	10/2005	0	(144)	(144)
Buy	PZ	133	03/2006	0	0	0
Buy	RR	1,128	03/2006	0	0	0
Buy	SV	1,175	03/2006	0	(1)	(1)

				$166	$(154)	$12

54  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

StocksPLUS® Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.1%

Banking & Finance 2.7%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$300	$300
American International Group, Inc.
5.050% due 10/01/2015	100	99
BNP Paribas S.A.
5.186% due 06/29/2049 (a)	1,200	1,180
China Development Bank
5.000% due 10/15/2015	100	99
Export-Import Bank of China
4.875% due 07/21/2015	100	98
Ford Motor Credit Co.
6.875% due 02/01/2006	100	100
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	4,200	4,200
HBOS PLC
5.920% due 09/29/2049 (a)	100	98
Petroleum Export Ltd.
5.265% due 06/15/2011	100	100
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	200	198
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	1,100	1,097

		7,569

Industrials 0.0%

Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11

Utilities 0.4%

Qwest Corp.
7.625% due 06/15/2015	600	616
Ras Laffan LNG III
5.838% due 09/30/2027	300	302

		918

Total Corporate Bonds & Notes (Cost $8,503)		8,498

MUNICIPAL BONDS & NOTES 2.6%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.990% due 01/01/2035 (a)	1,700	1,823
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	20	20
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	112
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,040
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,095	3,234
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	30	30
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	626
New York, New York General Obligation Bonds, Series 2005
7.020% due 03/01/2030 (a)	200	214
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	200	206

Total Municipal Bonds & Notes (Cost $6,879)		7,305

U.S. GOVERNMENT AGENCIES 54.6%

Fannie Mae
3.651% due 11/28/2035 (a)	251	251
3.799% due 09/22/2006 (a)	2,100	2,099
3.950% due 03/25/2034 (a)	913	914
4.164% due 05/01/2036 (a)	23	23
4.180% due 03/25/2044 (a)	1,601	1,602
4.230% due 11/25/2032 (a)	134	134
5.000% due 11/01/2017-10/13/2035 (c)	47,856	47,251
5.103% due 12/01/2036 (a)	99	99
5.125% due 04/01/2033 (a)	57	57
5.283% due 09/01/2034 (a)	120	120
5.500% due 05/01/2032-10/13/2035 (c)	94,466	94,500
6.000% due 07/25/2024	56	56
7.000% due 09/01/2013	23	25
8.000% due 12/01/2030	6	7
Freddie Mac
4.018% due 07/15/2016 (a)	1,318	1,319
4.230% due 02/01/2024 (a)	24	25
4.500% due 10/01/2007	69	69
5.000% due 08/15/2013	162	162
5.500% due 08/15/2030	69	69
5.700% due 02/15/2031	12	12
6.000% due 02/15/2030	41	41
8.000% due 01/01/2017	50	54
Government National Mortgage Association
4.375% due 03/20/2027 (a)	7	7
8.000% due 02/15/2030	3	3
Small Business Administration
4.750% due 07/01/2025	1,321	1,313
5.520% due 06/01/2024	1,520	1,572

Total U.S. Government Agencies (Cost $152,920)		151,784

U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Bonds
7.875% due 02/15/2021	2,000	2,721
8.125% due 05/15/2021	800	1,113
6.000% due 02/15/2026	1,300	1,534
6.625% due 02/15/2027	300	381
5.500% due 08/15/2028	500	562
U.S. Treasury Notes
3.500% due 02/15/2010	500	486
4.250% due 08/15/2015	1,800	1,789

Total U.S. Treasury Obligations (Cost $8,764)		8,586

MORTGAGE-BACKED SECURITIES 4.0%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	663	655
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	283	290
6.500% due 09/25/2033	82	83
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033 (a)	1	1
5.071% due 04/25/2033 (a)	10	10
4.217% due 01/25/2034 (a)	113	112
4.712% due 01/25/2034 (a)	267	265
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	1,975	1,985
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	259	260
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	567	566
CS First Boston Mortgage Securities Corp.
5.730% due 05/25/2032 (a)	4	4
5.659% due 10/25/2032 (a)	1,306	1,315
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
3.420% due 06/25/2034 (a)	1,718	1,687
Impac CMB Trust
4.230% due 07/25/2033 (a)	149	149
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	1,403	1,398
MASTR Asset Securitization Trust
5.500% due 09/25/2033	45	45
Merrill Lynch Mortgage Investors, Inc.
4.785% due 01/25/2029 (a)	481	489
4.910% due 12/25/2032 (a)	25	24
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	2	2
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	36	36
4.230% due 02/25/2034 (a)	182	182
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018 (a)	953	919
Structured Asset Securities Corp.
4.330% due 11/25/2033 (a)	25	25
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	1	1
5.375% due 02/25/2033 (a)	3	3
4.007% due 02/27/2034 (a)	99	98
4.170% due 11/25/2035 (a)	300	300
4.137% due 08/25/2042 (a)	273	273

Total Mortgage-Backed Securities (Cost $11,286)		11,179

ASSET-BACKED SECURITIES 4.1%

AAA Trust
3.930% due 11/26/2035 (a)	1,306	1,306
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	72	72
Accredited Mortgage Loan Trust
3.791% due 01/25/2035 (a)	829	829
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	18	18
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 09/25/2034 (a)	263	263
3.990% due 05/25/2035 (a)	1,286	1,287
Capital Auto Receivables Asset Trust
3.778% due 06/15/2006 (a)	43	43
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	270	270
Countrywide Asset-Backed Certificates
4.070% due 12/25/2031 (a)	261	261
Credit-Based Asset Servicing & Securitization LLC
4.080% due 09/25/2033 (a)	238	238
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)	32	33
GSAMP Trust
4.020% due 10/25/2033 (a)	742	743
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)	526	527
Impac CMB Trust
4.080% due 04/25/2034 (a)	409	409
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	457	457
4.170% due 09/25/2033 (a)	501	503
4.080% due 02/25/2034 (a)	1,084	1,086
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	431	431
3.630% due 04/26/2010 (a)	795	795

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  55

Schedule of Investments (Cont.)

StocksPLUS® Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Specialty Underwriting & Residential Finance
4.160% due 11/25/2034 (a)		$1,193	$1,196
Structured Asset Securities Corp.
4.280% due 02/25/2033 (a)		78	78
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)		625	625

Total Asset-Backed Securities (Cost $11,459)			11,470

SOVEREIGN ISSUES 5.0%

Republic of Brazil
4.250% due 04/15/2006 (a)		176	176
4.313% due 04/15/2009 (a)		800	796
9.760% due 06/29/2009 (a)		100	118
4.313% due 04/15/2012 (a)		2,635	2,600
7.875% due 03/07/2015		3,000	3,120
8.000% due 01/15/2018		2,200	2,335
Russian Federation
8.250% due 03/31/2010		2,400	2,605
5.000% due 03/31/2030 (a)		1,800	2,073
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $13,336)			13,844

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.4%

Commonwealth of Canada
5.750% due 06/01/2033	C$	500	537
3.000% due 12/01/2036 (b)		208	236
Ford Motor Credit Co.
6.750% due 01/14/2008	EC	200	247

Total Foreign Currency-Denominated Issues (Cost $915)			1,020

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 94.375 Exp. 03/13/2006		208	0
Strike @ 93.750 Exp. 03/13/2006		580	4
Strike @ 92.750 Exp. 03/13/2006		214	3
S&P 500 Index December Futures (CME)
Strike @ 725.000 Exp. 12/16/2005		248	0
Strike @ 825.000 Exp. 12/16/2005		131	4
Strike @ 750.000 Exp. 12/16/2005		300	0
U.S. Treasury Bond 30-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 103.000 Exp. 11/22/2005		102	1
U.S. Treasury Note 5-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 102.500 Exp. 11/22/2005		277	4

Total Purchased Put Options (Cost $36)			16

	Shares

PREFERRED SECURITY 0.3%

DG Funding Trust
3.360% due 12/29/2049 (a)		90	963

Total Preferred Security (Cost $948)			963

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		8,500	468

Total Preferred Stock (Cost $432)			468

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 35.0%

Commercial Paper 15.8%

Carolina Power & Light Co.
3.670% due 10/11/2005		$200	200
Cox Communications, Inc.
3.871% due 01/17/2006		450	450
ForeningsSparbanken AB
3.740% due 10/24/2005		1,600	1,597
3.910% due 12/22/2005		3,900	3,865
Fortis Funding LLC
3.900% due 10/03/2005		7,600	7,600
Rabobank USA Financial Corp.
3.880% due 10/03/2005		7,600	7,600
Societe Generale N.A.
3.780% due 12/23/2005		1,300	1,288
3.790% due 12/28/2005		3,400	3,367
TotalFinaElf Capital S.A.
3.780% due 10/07/2005		7,600	7,597
UBS Finance Delaware LLC
3.860% due 10/03/2005		100	100
3.800% due 01/12/2006		1,800	1,780
3.945% due 01/26/2006		5,900	5,823
3.975% due 01/30/2006		600	592
Westpac Trust Securities NZ Ltd. London
3.780% due 12/22/2005		2,000	1,982

			43,841

Repurchase Agreements 12.0%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.500%-4.000% due 09/30/2007-02/15/2010 valued at $30,824. Repurchase proceeds are $30,108.)		30,100	30,100
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.180% due 01/30/2006 valued at $3,448. Repurchase proceeds are $3,378.)		3,377	3,377

			33,477

U.S. Treasury Bills 7.2%

3.382% due 12/01/2005- 12/15/2005 (c)(e)(f)		20,110	19,947

Total Short-Term Instruments (Cost $97,300)			97,265

Total Investments (d) 112.4% (Cost $312,778)			$312,398

Written Options (h) (0.0%) (Premiums $93)			(103)

Other Assets and Liabilities (Net) (12.4%)			(34,474)

Net Assets 100.0%			$277,821

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,122 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $19,203 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	386	$(471)
Eurodollar June Futures	Long	06/2006	548	(331)
Eurodollar September Futures	Long	09/2006	32	(32)
Emini S&P 500 Index December Futures	Long	12/2005	276	63
Euribor Purchased Put Options Strike @ 92.000	Long	12/2005	41	(1)
Euribor Purchased Put Options Strike @ 93.000	Long	12/2005	40	(1)
S&P 500 Index December Futures	Long	12/2005	790	170
U.S. Treasury 30-Year Bond Futures	Long	12/2005	50	(117)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 95.500	Short	12/2006	9	(1)

				$(721)

56  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	11,000	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		5,900	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	500	10
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,100	(5)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(96)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$9,600	(48)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		11,200	(68)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,400	(8)

							$(273)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$2,800	$38
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	10
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	2,800	34
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,300	22
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	500	6
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	500	0

						$110

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	$9	$(130)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	37	$6	$2
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	4	1	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	72	11	2
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	8	2	1
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	17	4	11
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	77	20	35
Put - CBOT U.S. Treasury Note November Futures	108.000	11/22/2005	14	6	3
Call - CBOT U.S. Treasury Note January Futures	113.000	12/22/2005	9	2	2
Put - CBOT U.S. Treasury Note January Futures	107.000	12/22/2005	9	2	2
Put - CME Eurodollar December Futures	95.250	12/18/2006	25	13	18

				$67	$76

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	5,400	$26	$27

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  57

Schedule of Investments (Cont.)

StocksPLUS® Total Return Fund

September 30, 2005 (Unaudited)

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	825	10/2005	$0	$(16)	$(16)
Buy	CP	104,046	02/2006	3	0	3
Buy	EC	1,535	10/2005	0	(50)	(50)
Sell		43,685	10/2005	1,720	0	1,720
Buy		33,471	11/2005	80	0	80
Buy	JY	764,456	10/2005	0	(207)	(207)
Buy	KW	71,100	02/2006	0	(2)	(2)
Buy		118,000	03/2006	0	(2)	(2)
Buy	MP	1,123	03/2006	1	0	1
Buy	PN	209	02/2006	0	(2)	(2)
Buy		245	03/2006	0	(1)	(1)
Buy	PZ	192	02/2006	1	0	1
Buy		199	03/2006	0	(1)	(1)
Buy	RP	4,721	03/2006	0	0	0
Buy	RR	1,740	02/2006	0	0	0
Buy		3,058	03/2006	0	0	0
Buy	S$	105	02/2006	0	(1)	(1)
Buy		171	03/2006	0	(1)	(1)
Buy	SV	4,324	03/2006	0	(2)	(2)
Buy	T$	2,030	02/2006	0	(2)	(2)
Buy		3,331	03/2006	0	0	0

				$1,805	$(287)	$1,518

58  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.6%

Banking & Finance 3.5%

Bear Stearns Cos., Inc.
3.830% due 04/29/2008 (a)		$200	$200
Citigroup Global Markets Holdings, Inc.
3.816% due 03/07/2008 (a)		25	25
4.200% due 12/20/2007		300	298
Ford Motor Credit Co.
4.050% due 03/13/2007 (a)		200	187
6.875% due 02/01/2006		30	30
General Motors Acceptance Corp.
4.529% due 04/13/2006 (a)		40	40
5.050% due 01/16/2007 (a)		100	98
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)		20	20
HSBC Finance Corp.
4.000% due 09/15/2008 (a)		100	100
Santander US Debt S.A.
3.930% due 09/21/2007 (a)		200	200
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		100	100

			1,298

Industrials 0.5%

DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)		200	201

Utilities 0.6%

Qwest Corp.
7.625% due 06/15/2015		100	103
Williams Cos., Inc.
6.375% due 10/01/2010		100	100

			203

Total Corporate Bonds & Notes (Cost $1,703)			1,702

MUNICIPAL BONDS & NOTES 0.7%

Illinois State General Obligation Bonds, Series 2005
6.990% due 03/01/2034 (a)		1	1
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	26
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032		125	142
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.130% due 06/15/2038 (a)		50	54
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
7.110% due 01/01/2035 (a)		13	14
New Jersey, Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2043		35	40

Total Municipal Bonds & Notes (Cost $252)			277

U.S. GOVERNMENT AGENCIES 42.4%

Fannie Mae
3.651% due 11/28/2035 (a)		31	31
3.799% due 09/22/2006 (a)		25	25
4.399% due 10/01/2034 (a)		71	71
4.520% due 07/01/2035 (a)		385	385
5.000% due 10/13/2035		11,500	11,259
5.500% due 04/01/2034-10/13/2035 (b)		3,930	3,932
Freddie Mac
4.018% due 07/15/2016 (a)		11	10
5.500% due 08/15/2030		3	3
Small Business Administration
5.520% due 06/01/2024		24	25

Total U.S. Government Agencies (Cost $15,807)			15,741

U.S. TREASURY OBLIGATIONS 7.8%

U.S. Treasury Bonds
6.000% due 02/15/2026		100	118
7.875% due 02/15/2021		300	408
8.000% due 11/15/2021		1,200	1,662
8.125% due 05/15/2021		300	417
U.S. Treasury Notes
3.875% due 09/15/2010		100	99
4.250% due 08/15/2015		200	199

Total U.S. Treasury Obligations (Cost $2,949)			2,903

MORTGAGE-BACKED SECURITIES 2.9%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)		95	94
Bear Stearns Adjustable Rate Mortgage Trust
4.217% due 01/25/2034 (a)		4	4
4.750% due 11/25/2035 (a)		300	298
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)		22	23
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		300	297
Mellon Residential Funding Corp.
4.008% due 06/15/2030 (a)		13	13
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)		327	327
Structured Asset Securities Corp.
4.000% due 12/25/2034 (a)		23	23

Total Mortgage-Backed Securities (Cost $1,081)			1,079

ASSET-BACKED SECURITIES 7.9%

AAA Trust
3.930% due 11/26/2035 (a)		187	187
ACE Securities Corp.
3.948% due 10/25/2035 (a)		400	400
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		100	100
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 05/25/2035 (a)		86	86
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		27	27
3.920% due 05/25/2035 (a)		51	51
Centex Home Equity Co. LLC
3.920% due 06/25/2035 (a)		252	252
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		87	87
Countrywide Asset-Backed Certificates
3.910% due 10/25/2035 (a)		91	91
4.070% due 12/25/2031 (a)		3	3
4.140% due 03/25/2034 (a)		7	7
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)		29	29
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)		171	171
First USA Credit Card Master Trust
3.939% due 09/19/2008 (a)		300	300
Fleet Credit Card Master Trust II
2.750% due 04/15/2008		100	100
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)		21	21
IXIS Real Estate Capital Trust
3.910% due 09/25/2035 (a)		73	73
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)		205	205
MASTR Asset-Backed Securities Trust
3.980% due 10/25/2034 (a)		56	56
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		9	9
4.010% due 05/25/2034 (a)		79	79
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)		90	90
Quest Trust
4.130% due 10/25/2035 (a)		100	100
Renaissance Home Equity Loan Trust
3.990% due 11/25/2035 (a)		100	100
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)		100	100
3.970% due 05/25/2026 (a)		11	11
SACO I, Inc.
0.000% due 10/25/2035 (a)		100	100
Structured Asset Investment Loan Trust
3.980% due 09/25/2034 (a)		95	95
Structured Asset Securities Corp.
4.280% due 02/25/2033 (a)		8	8

Total Asset-Backed Securities (Cost $2,936)			2,938

SOVEREIGN ISSUES 1.5%

Republic of Brazil
4.250% due 04/15/2006 (a)		5	5
7.875% due 03/07/2015		200	208
8.000% due 01/15/2018		200	212
8.875% due 10/14/2019		100	109
Russian Federation
8.250% due 03/31/2010		20	22

Total Sovereign Issues (Cost $534)			556

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 1.0%

Ford Motor Credit Co.
6.750% due 01/14/2008	EC	300	371

Total Foreign Currency-Denominated Issues (Cost $374)			371

	# of contracts

PURCHASED CALL OPTIONS 0.0%

S&P 500 Index Futures (CME)
Strike @ 1575.000 Exp. 12/16/2005		84	0

Total Purchased Call Options (Cost $1)			0

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		2	0
Eurodollar March Futures (CME)
Strike @ 94.375 Exp. 03/13/2006		16	0
U.S. Treasury Bond 30-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 103.000 Exp. 11/22/2005		22	1
U.S. Treasury Note 5-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 103.000 Exp. 11/22/2005		24	0
U.S. Treasury Note 5-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 102.500 Exp. 11/22/2005		23	0

Total Purchased Put Options (Cost $2)			1

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  59

Schedule of Investments (Cont.)

StocksPLUS® TR Short Strategy Fund

September 30, 2005 (Unaudited)

	Shares		Value (000s)
PREFERRED SECURITY 0.1%

DG Funding Trust
3.360% due 12/29/2049 (a)		3	$32

Total Preferred Security (Cost $32)			32

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 66.6%

Commercial Paper 54.7%

Anz National International Ltd.
3.750% due 12/12/2005		$900	893
ASB Bank Ltd.
3.620% due 10/21/2005		800	799
BNP Paribas Finance
3.750% due 12/12/2005		800	794
CBA (de) Finance
3.910% due 12/28/2005		300	297
Danske Corp.
3.605% due 11/04/2005		500	498
3.750% due 12/02/2005		500	497
Fannie Mae
3.228% due 10/19/2005		300	300
3.373% due 10/05/2005		800	800
3.450% due 11/04/2005		700	698
3.600% due 11/09/2005		300	299
3.630% due 11/10/2005		300	299
Federal Home Loan Bank
3.595% due 11/14/2005		300	299
3.673% due 11/25/2005		900	895
ForeningsSparbanken AB
3.910% due 12/28/2005		300	297
Freddie Mac
3.390% due 10/11/2005		800	799
3.579% due 12/12/2005		800	794
3.653% due 11/22/2005		900	895
3.965% due 03/28/2006		400	392
General Electric Capital Corp.
3.620% due 11/02/2005		500	498
HBOS Treasury Services PLC
3.685% due 11/14/2005		800	797
ING U.S. Funding LLC
3.570% due 10/27/2005		800	798
Nordea North America, Inc.
3.520% due 10/21/2005		100	100
3.670% due 11/10/2005		800	797
Rabobank USA Financial Corp.
3.630% due 11/08/2005		800	797
3.905% due 12/30/2005		300	297
Royal Bank of Scotland PLC
3.455% due 10/06/2005		200	200
Skandinaviska Enskilda Banken AB (SEB)
3.500% due 10/12/2005		600	599
3.850% due 12/22/2005		400	396
Societe Generale N.A.
3.770% due 11/01/2005		300	299
3.770% due 12/19/2005		800	793
Spintab AB
3.690% due 11/18/2005		800	796
TotalFinaElf Capital S.A.
3.760% due 12/01/2005		900	894
UBS Finance Delaware LLC
3.590% due 11/21/2005		800	796
3.975% due 01/30/2006		300	296
Westpac Capital Corp.
3.900% due 12/23/2005		600	595

			20,293

Repurchase Agreement 4.7%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $1,787. Repurchase proceeds are $1,748.)		1,748	1,748

U.K. Treasury Bills 1.0%

0.000% due 11/30/2005	EC	300	359

U.S. Treasury Bills 6.2%

3.384% due 12/01/2005-12/15/2005 (b)(d)		$2,330	2,311

Total Short-Term Instruments (Cost $24,723)			24,711

Total Investments (c) 135.5% (Cost $50,394)			$50,311

Written Options (f) (0.0%) (Premiums $10)			(11)

Other Assets and Liabilities (Net) (35.5%)			(13,169)

Net Assets 100.0%			$37,131

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,295 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities with an aggregate market value of $2,311 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	11	$(11)
Eurodollar June Futures	Long	06/2006	5	(2)
Eurodollar September Futures	Long	09/2006	2	(1)
Emini S&P 500 Index December Futures	Short	12/2005	44	27
S&P 500 Index December Futures	Short	12/2005	113	240
U. S. Treasury 5-Year Note Futures	Long	12/2005	41	(23)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	21	(44)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	1	0

				$186

(e)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	200	$(1)

(f)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	4	$1	$0
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	1	0	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	11	2	1
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	2	0	1
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	11	3	5
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	1	0	0
Put - CME Eurodollar December Futures	95.250	12/18/2006	3	2	2

				$8	$9

60  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Name of Issuer	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500%*	12/20/2006	BP	400	$2	$2

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	460	10/2005	$0	$(11)	$(11)
Sell		1,281	10/2005	48	0	48
Buy		144	11/2005	0	0	0
Buy	JY	24,099	10/2005	0	(6)	(6)

				$48	$(17)	$31

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  61

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”), thirteen of which are presented herein. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the thirteen funds. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund except the Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Asset Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

62  PIMCO Funds Semi-Annual Report  |  09.30.05

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the Real Return Asset Fund, are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Income and non-class specific expenses of the Real Return Asset Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Underlying Funds. The All Asset and All Asset All Authority Funds invest their assets in Institutional Class shares of the PIMCO Funds.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the CRRS Fund is relying on an opinion of counsel (described below) and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the CRRS Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the CRRS Fund were to fail to qualify as a regulated investment company in any year, then the CRRS Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the CRRS Fund’s earnings and profits. If the CRRS Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the CRRS Fund would be subject to the risk of diminished investment returns.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, Underlying Funds with investments as described in the preceding paragraph, the All Asset and All Asset All Authority Funds would be subject to the risk of diminished investment returns if the CRRS Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of All Asset and All Asset All Authority Funds’ investments, any failure of CRRS Fund to qualify as a regulated investment company could jeopardize All Asset and All Asset All Authority Funds’ own qualification, if it thereby failed to satisfy the asset diversification requirement.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the CRRS Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the CRRS Fund has opined that certain commodity swap agreements entered into by the CRRS Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the CRRS Fund’s status as a regulated investment company. If the Service were to challenge the CRRS Fund’s position and that challenge were upheld, or if the CRRS Fund were otherwise to fail to qualify as a regulated investment company, then the CRRS Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the CRRS Fund’s earnings and profits.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market

09.30.05  |  PIMCO Funds Semi-Annual Report  63

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar	N$	–	New Zealand Dollar
BP	–	British Pound	NK	–	Norwegian Krone
C$	–	Canadian Dollar	PN	–	Peruvian New Sol
CP	–	Chilean Peso	PZ	–	Polish Zloty
DK	–	Danish Krone	RP	–	Indian Rupee
EC	–	Euro	RR	–	Russian Ruble
H$	–	Hong Kong Dollar	S$	–	Singapore Dollar
JY	–	Japanese Yen	SF	–	Swiss Franc
KW	–	South Korean Won	SK	–	Swedish Krona
MP	–	Mexican Peso	SV	–	Slovakian Koruna
MR	–	Malaysian Ringgit	T$	–	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

64  PIMCO Funds Semi-Annual Report  |  09.30.05

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset and All Asset All Authority Funds invest. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund and 0.25% for the All Asset All Authority Fund based on average daily net assets.

09.30.05  |  PIMCO Funds Semi-Annual Report  65

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.20	%(1)	0.05%	0.05%	0.45%	0.45%	N/A
All Asset All Authority Fund	0.25	%(2)	0.05%	N/A	0.45%	0.45%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A
European StocksPLUS® TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
Fundamental IndexPLUS Fund	0.45	%(3)	0.25%	0.25%	N/A	N/A	N/A
Fundamental IndexPLUS TR Fund	0.54	%(3)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund	0.55%		0.30%	N/A	0.55%	0.55%	N/A
Japanese StocksPLUS® TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
Real Return Asset Fund	0.35%		0.25%	N/A	N/A	N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.50%	0.50%	N/A
StocksPLUS® Total Return Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
StocksPLUS® TR Short Strategy Fund	0.49%		0.25%	N/A	N/A	N/A	N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceeding 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(2)	PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceeding 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

        Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
	—	0.25%
Class B
	0.75%	0.25%
Class C
	0.75%	0.25%
Class D
	—	0.25%
Class R
	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $3,144,876 representing commissions (sales charges) and contingent deferred sales charges.

66  PIMCO Funds Semi-Annual Report  |  09.30.05

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, Fundamental IndexPLUS, Fundamental IndexPLUS TR, International StocksPLUS® TR Strategy, Japanese StocksPLUS® TR Strategy, RealEstateRealReturn Strategy and StocksPLUS® TR Short Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin. Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
European StocksPLUS® TR Strategy Fund	0.85%	—	—	—	—	—
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.85%	—	—	—	—	—
Fundamental IndexPLUS Fund	0.65%	0.90%	—	—	—	—
Fundamental IndexPLUS TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
International StocksPLUS® TR Strategy Fund	0.85%	—	1.35%	2.10%	2.10%	1.35%
Japanese StocksPLUS® TR Strategy Fund	0.85%	—	—	—	—	—
RealEstateRealReturn Strategy Fund	0.74%	—	1.24%	1.99%	1.99%	1.24%
StocksPLUS® TR Short Strategy Fund	0.74%	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	09/30/2005
All Asset All Authority Fund	$74	$0	$0
European StocksPLUS® TR Strategy Fund	10	0	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	10	0	0
Fundamental IndexPLUS Fund	N/A	N/A	0
Fundamental IndexPLUS TR Fund	N/A	N/A	0
International StocksPLUS® TR Strategy Fund	8	0	0
Japanese StocksPLUS® TR Strategy Fund	10	0	0
RealEstateRealReturn Strategy Fund	8	0	0
StocksPLUS® TR Short Strategy Fund	28	0	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Risk Factors of the All Asset and All Asset All Authority Funds

Investing in the Underlying Funds through the All Asset and All Asset All Authority Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset and All Asset All Authority Funds wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the All Asset and All Asset All Authority Funds may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments

09.30.05  |  PIMCO Funds Semi-Annual Report  67

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions and various other investment vehicles, each with inherent risks.

5. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$5,930,202	$3,065,779
All Asset All Authority Fund	0	0	358,456	149,593
CommodityRealReturn Strategy Fund®	10,686,231	7,713,054	4,974,275	2,455,742
European StocksPLUS® TR Strategy Fund	17,786	14,567	307	665
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	15,588	13,445	507	603
Fundamental IndexPLUS Fund	2,665	0	13,398	900
Fundamental IndexPLUS TR Fund	99,925	10,531	63,897	4,128
International StocksPLUS® TR Strategy Fund	646,082	607,625	15,732	19,567
Japanese StocksPLUS® TR Strategy Fund	9,357	7,888	222	519
Real Return Asset Fund	2,863,372	1,867,043	24,473	5,469
RealEstateRealReturn Strategy Fund	1,125,185	982,265	20,290	5,638
StocksPLUS® Total Return Fund	455,245	473,451	41,932	52,093
StocksPLUS® TR Short Strategy Fund	39,770	21,202	9,255	1,842

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	CommodityRealReturn Strategy Fund®			European StocksPLUS® TR Strategy Fund			Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	6,564	$0	$1,497	6	$0	$3	9	$0	$3
Sales	13,154	315,600	3,524	10	400	4	11	400	4
Closing Buys	0	0	0	(1)	0	0	(3)	0	(1)
Expirations	(15,633)	(315,600)	(3,776)	(8)	(400)	(5)	(8)	(400)	(4)
Exercised	0	0	0	0	0	0	0	0	0

Balance at 09/30/2005	4,085	$0	$1,245	7	$0	$2	9	$0	$2

	Fundamental IndexPLUS Fund			Fundamental IndexPLUS TR Fund			International StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount In BP	Premium	# of Contracts	Notional Amount In BP	Premium	# of Contracts	Notional Amount In $	Notional Amount In EC	Premium
Balance at 03/31/2005	0	BP 0	$0	0	BP 0	$0	243	$0	EC 0	$92
Sales	92	200	19	745	5,100	188	112	1,200	2,200	61
Closing Buys	0	0	0	0	0	0	(43)	0	0	(16)
Expirations	(60)	0	(11)	0	0	0	(237)	(1,200)	0	(94)
Exercised	0	0	0	0	0	0	(47)	0	0	(13)

Balance at 09/30/2005	32	BP 200	$8	745	BP 5,100	$188	28	$0	EC 2,200	$30

68  PIMCO Funds Semi-Annual Report  |  09.30.05

	Japanese StocksPLUS® TR Strategy Fund			Real Return Asset Fund		RealEstateRealReturn Strategy Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	13	$0	$5	356	$83	360	$0	$80
Sales	6	600	4	1,502	298	1,076	22,000	255
Closing Buys	(10)	0	(4)	(732)	(128)	(616)	0	(109)
Expirations	(4)	(600)	(3)	(571)	(122)	(383)	(22,000)	(114)
Exercised	(4)	0	(1)	0	0	(142)	0	(30)

Balance at 09/30/2005	1	$0	$1	555	$131	295	$0	$82

	StocksPLUS® Total Return Fund			StocksPLUS® TR Short Strategy Fund
	# of Contracts	Notional Amount In BP	Premium	# of Contracts	Notional Amount In BP	Premium
Balance at 03/31/2005	755	BP 0	$367	0	BP 0	$0
Sales	747	5,400	232	91	400	25
Closing Buys	(263)	0	(149)	(11)	0	(2)
Expirations	(940)	0	(350)	(37)	0	(11)
Exercised	(27)	0	(7)	(10)	0	(2)

Balance at 09/30/2005	272	BP 5,400	$93	33	BP 400	$10

7. Line of Credit

On October 31, 2003, the All Asset All Authority Fund entered into a revolving credit agreement with Citibank N.A. Under this agreement, there is a maximum available commitment amount equal to $100 million. The initial available commitment amount is $5 million, and may be increased upon written request in amounts at least equal to $5 million. Borrowings under this agreement bear interest at a specified spread above the daily Federal Funds Rate, plus a commitment fee on the average daily unused balance of the available commitment. The daily unused balance refers to the available commitment then in effect minus the outstanding principal amount of advances. Borrowings outstanding as of September 30, 2005 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2005, the All Asset All Authority Fund was paying interest at 4.57%. Interest and commitment fees paid by the All Asset All Authority Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations.

The All Asset All Authority Fund’s borrowing activity under the agreement for the period ended September 30, 2005, was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Commitment Fees	Outstanding Principal as of September 30, 2005
$ 28,132	$32,521	$1,653	$6	$125,000

8. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Fund	$318,812	$(22,484)	$296,328
All Asset All Authority Fund	9,133	(1,944)	7,189
CommodityRealReturn Strategy Fund®	89,850	(52,765)	37,085
European StocksPLUS® TR Strategy Fund	16	(42)	(26)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	67	(38)	29
Fundamental IndexPLUS Fund	8	(13)	(5)
Fundamental IndexPLUS TR Fund	49	(660)	(611)
International StocksPLUS® TR Strategy Fund	851	(900)	(49)
Japanese StocksPLUS® TR Strategy Fund	58	(52)	6
Real Return Asset Fund	30,037	(1,652)	28,385
RealEstateRealReturn Strategy Fund	5,534	(2,166)	3,368
StocksPLUS® Total Return Fund	1,209	(1,589)	(380)
StocksPLUS® TR Short Strategy Fund	58	(141)	(83)

09.30.05  |  PIMCO Funds Semi-Annual Report  69

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

9. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				CommodityRealReturn Strategy Fund®
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	137,264	$1,783,827	209,876	$2,657,088	10,260	$112,771	11,960	$126,965	128,314	$2,058,841	177,169	$2,713,868
Administrative Class	2,052	26,615	3,258	41,748	0	0	0	0	3,307	53,683	3,360	52,504
Other Classes	104,213	1,348,487	117,105	1,478,622	5,140	57,423	0	0	98,408	1,580,930	194,483	2,959,855
Issued as reinvestment of distributions
Institutional Class	6,426	84,305	12,332	156,608	286	3,173	570	6,053	9,125	155,546	9,720	146,328
Administrative Class	81	1,057	150	1,902	0	0	0	0	229	3,891	180	2,729
Other Classes	2,472	32,240	5,019	63,496	20	234	0	0	8,997	152,575	10,408	155,826
Cost of shares redeemed
Institutional Class	(12,093)	(157,726)	(20,842)	(262,472)	(983)	(10,784)	(3,232)	(33,308)	(42,238)	(690,256)	(83,888)	(1,269,096)
Administrative Class	(493)	(6,396)	(415)	(5,356)	0	0	0	0	(1,587)	(25,030)	(484)	(7,210)
Other Classes	(15,045)	(194,849)	(18,047)	(225,692)	0	(8)	0	0	(42,264)	(678,985)	(74,361)	(1,127,812)

Net increase (decrease) resulting from Fund share transactions	224,877	$2,917,560	308,436	$3,905,944	14,723	$162,809	9,298	$99,710	162,291	$2,611,195	236,587	$3,626,992

	Japanese StocksPLUS® TR Strategy Fund				Real Return Asset Fund				RealEstateRealReturn Strategy Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	20	$204	1,098	$11,761	90,093	$1,079,081	43,017	$510,275	28,162	$274,783	46,729	$461,587
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	3,877	41,199	5,096	56,470
Issued as reinvestment of distributions
Institutional Class	2	26	71	717	2,345	28,623	2,433	28,760	454	4,954	5,985	61,767
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	30	334	1,350	13,754
Cost of shares redeemed
Institutional Class	(340)	(3,518)	(705)	(7,516)	(17,272)	(213,468)	(16,355)	(191,857)	(26,383)	(286,220)	(31,963)	(363,593)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	(1,548)	(16,227)	(2,937)	(30,270)

Net increase (decrease) resulting from Fund share transactions	(318)	$(3,288)	464	$4,962	75,166	$894,236	29,095	$347,178	4,592	$18,823	24,260	$199,715

10. Subsequent Events

Effective October 1, 2005, the following Funds have new administrative fee rates:

Administrative	Fees:

Fund Name	Classes	Current	New
All Asset Fund	A, B, C and D	0.45%	0.40%
All Asset All Authority Fund	A, C and D	0.45%	0.40%
International StocksPLUS® TR Strategy Fund	A, B, C and D	0.55%	0.45%
RealEstateRealReturn Strategy Fund	A, B, C and D	0.50%	0.45%
StocksPLUS® Total Return Fund	A, B, C and D	0.45%	0.40%

70  PIMCO Funds Semi-Annual Report  |  09.30.05

	European StocksPLUS® TR Strategy Fund				Far East (ex-Japan) StocksPLUS® TR Strategy Fund				Fundamental IndexPLUS Fund		Fundamental IndexPLUS TR Fund		International StocksPLUS® TR Strategy Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Period from 06/30/2005 to 09/30/2005		Period from 06/30/2005 to 09/30/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	227	$2,502	637	$6,624	204	$2,500	801	$8,499	5,459	$54,837	26,004	$261,589	718	$7,978	21,090	$228,485
Administrative Class	0	0	0	0	0	0	0	0	1	10	1	10	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	434	4,433	1,384	15,465	641	6,828
Issued as reinvestment of distributions
Institutional Class	2	19	89	886	7	79	36	386	10	107	14	137	41	490	2,466	25,657
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	0	1	5	53	55	559
Cost of shares redeemed
Institutional Class	(67)	(666)	(1,034)	(10,652)	(408)	(4,360)	(789)	(8,177)	0	0	0	0	(10,715)	(111,532)	(5,662)	(60,867)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0	(3)	(34)	(130)	(1,453)	(101)	(1,065)

Net increase (decrease) resulting from Fund share transactions	162	$1,855	(308)	$(3,142)	(197)	$(1,781)	48	$708	5,470	$54,954	26,450	$266,136	(8,697)	$(88,999)	18,489	$199,597

	StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	4,918	$63,677	38,147	$463,395	4,210	$40,557	85	$827
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	1,736	22,185	3,469	42,654	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	225	2,906	1,633	20,804	6	56	31	293
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	53	686	173	2,201	0	0	0	0
Cost of shares redeemed
Institutional Class	(19,350)	(243,120)	(29,287)	(354,934)	(695)	(6,670)	(16)	(165)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	(1,909)	(24,091)	(1,762)	(21,341)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(14,327)	$(177,757)	12,373	$152,779	3,521	$33,943	100	$955

09.30.05  |  PIMCO Funds Semi-Annual Report  71

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

11. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2005 (amounts in thousands):

All Asset Fund

Underlying Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value September 30, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$397,398	$320,591	$339,074	$66,380	$427,948	$19,398	$20,922
Convertible Fund	42,311	613	2,000	1,247	42,211	613	(82)
Developing Local Markets Fund	0	229,045	0	4,087	233,132	1,709	0
Emerging Markets Bond Fund	694,638	378,393	71,579	81,840	1,075,617	25,607	530
European Convertible Fund	108,410	3,636	47,749	2,707	62,727	1,942	(840)
Floating Income Fund	528,457	400,629	167,627	11,646	776,685	15,836	628
Foreign Bond (Unhedged) Fund	379,767	122,318	266,299	(8,105)	218,082	5,283	(12,213)
Fundamental IndexPLUS Fund	0	42,748	0	1,312	44,060	103	0
Fundamental IndexPLUS TR Fund	0	237,011	0	4,710	241,721	125	0
GNMA Fund	373,471	27,318	291,855	294	110,553	4,902	(1,193)
High Yield Fund	374,592	546,238	30,669	9,078	895,731	24,768	(428)
International StocksPLUS® TR Strategy Fund	195,837	2,299	107,924	15,288	105,538	443	(4,321)
Long-Term U.S. Government Fund	104,911	1,102,955	121,839	(10,982)	1,079,248	4,966	2,160
Low Duration Fund	11,060	31,665	37,338	(32)	5,346	104	(70)
Real Return Fund	469,751	531,419	114,035	10,030	894,656	16,181	276
Real Return Asset Fund	494,686	992,022	178,451	26,366	1,322,318	23,914	3,633
RealEstateRealReturn Strategy Fund	343,912	231,985	251,407	66,459	422,562	4,205	17,708
Short-Term Fund	0	428,591	420,767	(8)	7,577	1,300	(240)
StocksPLUS® Fund	225,358	78,378	295,122	471	7,108	542	3,376
StocksPLUS® Total Return Fund	255,480	1,482	154,653	16,898	106,206	1,482	5,211
Total Return Fund	288,184	203,576	67,063	(1,300)	426,589	5,763	369
Total Return Mortgage Fund	372,893	17,290	100,328	(2,058)	291,351	6,387	(408)

Total	$5,661,116	$5,930,202	$3,065,779	$296,328	$8,796,966	$165,573	$35,018

All Asset All Authority Fund

Underlying Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value September 30, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$7,554	$17,746	$14,322	$1,848	$12,794	$577	$694
Convertible Fund	3,440	6	2,981	25	437	6	(71)
Developing Local Markets Fund	0	8,898	0	151	9,049	67	0
Emerging Markets Bond Fund	19,634	23,627	6,051	2,449	39,600	824	28
European Convertible Fund	2,241	19	1,612	3	625	19	(14)
European StocksPLUS® TR Strategy Fund	666	0	666	0	0	0	(1)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	4,962	9	4,360	155	723	9	7
Floating Income Fund	24,908	37,886	20,242	379	43,117	581	45
Foreign Bond (Unhedged) Fund	14,475	8,526	14,553	(241)	7,718	214	(548)
Fundamental IndexPLUS TR Fund	0	10,596	0	144	10,740	6	0
Global Bond Fund (Unhedged) Fund	0	230	0	(4)	226	2	0
GNMA Fund	12,234	718	12,449	5	556	118	(16)
High Yield Fund	13,659	34,101	5,284	201	42,670	1,019	(115)
Japanese StocksPLUS® TR Strategy Fund	5,681	215	3,518	616	3,001	12	(64)
Long-Term U.S. Government Fund	4,321	66,036	5,404	(764)	64,374	262	89
Low Duration Fund	1	0	0	0	1	0	0
Real Return Fund	20,628	22,130	9,325	366	33,843	594	96
Real Return Asset Fund	22,902	56,626	14,649	746	65,666	1,085	364
RealEstateRealReturn Strategy Fund	17,013	8,272	17,072	2,044	12,430	131	1,308
StocksPLUS® Total Return Fund	2,833	0	2,826	0	1	0	111
StocksPLUS® TR Short Strategy Fund	0	39,530	5,924	(775)	32,639	48	(192)
Total Return Fund	10,331	20,315	3,016	(103)	27,631	215	4
Total Return Mortgage Fund	11,834	2,970	5,339	(56)	9,502	215	(20)

Total	$199,317	$358,456	$149,593	$7,189	$417,343	$6,004	$1,705

72  PIMCO Funds Semi-Annual Report  |  09.30.05

12. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

        The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

09.30.05  |  PIMCO Funds Semi-Annual Report  73

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

74  PIMCO Funds Semi-Annual Report  |  09.30.05

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

09.30.05  |  PIMCO Funds Semi-Annual Report  75

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

76  PIMCO Funds Semi-Annual Report  |  09.30.05

Investment Adviser and Administrator	Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Investment Sub-Adviser (All Asset and All Asset All Authority Funds only)	Research Affiliates, LLC 800 E. Colorado Boulevard Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian	State Street Bank & Trust Company
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest
330 W. 9th Street
Kansas City, MO 64105

Legal Counsel	Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-26405-01

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds

Semi-Annual Report

SEPTEMBER 30, 2005

Real Return Strategy, Equity-Related & Asset Allocation Funds Share Classes A B C

REAL RETURN STRATEGY

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

ASSET ALLOCATION (TACTICAL)

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO Fundamental IndexPLUS TR Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO International StocksPLUS® TR Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Semi-Annual Report  |  09.30.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this semi-annual report for the PIMCO Funds. At the end of the fiscal half-year on September 30, 2005, PIMCO Funds net assets stood at approximately $194 billion. During the six-month reporting period, PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

PIMCO Funds continues to develop investment alternatives to traditional stock and bond products, including the PIMCO Fundamental IndexPLUS TR Fund which commenced operations on June 30, 2005. The Fund employs a similar approach to the PIMCO StocksPLUS® Total Return Fund in that they both invest in equity derivatives backed by portfolios of actively managed fixed-income investments.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): StocksPLUS® (1/97), CommodityRealReturn Strategy® (11/02), All Asset (4/03), StocksPLUS® Total Return (7/03) and All Asset All Authority (7/05). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the beginning of the seventh year, depending on the fund. Class C Shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non- U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

4  PIMCO Funds Semi-Annual Report  |  09.30.05

Important Information (cont.)

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Funds’ Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which for most funds is from 04/01/05 to 09/30/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

PIMCO Funds Semi-Annual Report  |  09.30.05  5

AN ASSET ALLOCATION FUND PIMCO All Asset Fund	Ticker Symbols: Class A: PASAX Class B: PASBX Class C: PASCX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Funds offered in the PIMCO Funds prospectuses except PIMCO All Asset All Authority Fund. PIMCO has identified 14 core Funds on which PIMCO All Asset Fund will focus.

•	For the six-month period ended September 30, 2005, the Fund’s Class A Shares outperformed the return of its primary benchmark, the Lehman Brothers U.S. TIPS 1-10 Year Index, by returning 5.86% versus the 2.91% return of the benchmark.

•	Alternative strategies were positive to tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPMorgan EMBI Global Index increased 10.10% over the six-month period.

•	An underweight to the International StocksPLUS® TR Strategy Fund for the entire period was a significant negative to tactical asset allocation as the MSCI EAFE Index rallied 16.60%.

•	An overweight to REITs was positive to tactical asset allocation as the Dow Jones Wilshire REIT Index returned 19.85% for the period.

•	Tactical allocations to the CommodityRealReturn Strategy Fund® were negative. An overweight in the first half of the period was negative as the Dow Jones-AIG Commodity Total Return Index declined 4.99%. A shift to an underweight in the second half of the period was also negative as the same Index subsequently rallied 17.60%, returning 11.73% for the six-month period ended September 30, 2005.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (07/31/02)
PIMCO All Asset Fund Class A	5.86%	10.14%	—	—	13.86%
PIMCO All Asset Fund Class A (adjusted)	1.89%	6.01%	—	—	12.50%
PIMCO All Asset Fund Class B	5.55%	9.35%	—	—	13.02%
PIMCO All Asset Fund Class B (adjusted)	2.05%	5.85%	—	—	12.72%
PIMCO All Asset Fund Class C (adjusted)	4.41%	8.24%	—	—	13.00%
Lehman Brothers U.S. TIPS 1-10 Year Index	2.91%	3.84%	—	—	6.91%
Consumer Price Index + 500 Basis Points	5.43%	10.02%	—	—	8.43%
Lipper Flexible Portfolio Fund Average	5.48%	11.66%	—	—	10.49%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,058.60	$1,055.50	$1,054.10	$1,020.61	$1,016.85	$1,016.85
Expenses Paid During Period	$4.59	$8.45	$8.44	$4.51	$8.29	$8.29

For each class of the Fund, expenses are equal to the expense ratio for the class (0.89% for Class A, 1.64% for Class B, 1.64% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, based upon the allocation of the Fund’s assets among the Underlying Funds which are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.60%. Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.34, $8.19 and $8.19 for A, B and C Class Shares, respectively, based upon the Fund’s actual performance, and $4.26, $8.04 and $8.04 for A, B and C Class Shares, respectively, based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO All Asset Fund Class A	PIMCO All Asset Fund Class B	PIMCO All Asset Fund Class C	Lehman Brothers U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis points
07/31/2002	9,625	10,000	10,000	10,000	10,000
08/31/2002	10,081	10,468	10,468	10,241	10,075
09/30/2002	10,152	10,535	10,535	10,493	10,134
10/31/2002	10,107	10,482	10,482	10,363	10,193
11/30/2002	10,381	10,760	10,760	10,268	10,235
12/31/2002	10,744	11,130	11,130	10,552	10,255
01/31/2003	10,817	11,198	11,198	10,638	10,343
02/28/2003	11,263	11,654	11,654	10,956	10,466
03/31/2003	11,025	11,401	11,401	10,896	10,573
04/30/2003	11,177	11,550	11,550	10,872	10,594
05/31/2003	11,795	12,179	12,179	11,193	10,621
06/30/2003	11,693	12,072	12,062	11,171	10,676
07/31/2003	11,160	11,510	11,511	10,817	10,732
08/31/2003	11,378	11,724	11,725	10,960	10,818
09/30/2003	11,743	12,098	12,089	11,254	10,898
10/31/2003	11,941	12,282	12,284	11,272	10,932
11/30/2003	12,040	12,384	12,386	11,238	10,948
12/31/2003	12,389	12,737	12,740	11,303	10,982
01/31/2004	12,564	12,906	12,898	11,411	11,081
02/29/2004	12,872	13,212	13,214	11,634	11,187
03/31/2004	13,104	13,436	13,439	11,790	11,306
04/30/2004	12,232	12,538	12,541	11,402	11,389
05/31/2004	12,520	12,834	12,826	11,543	11,503
06/30/2004	12,596	12,905	12,896	11,535	11,588
07/31/2004	12,616	12,915	12,907	11,678	11,618
08/31/2004	12,986	13,274	13,276	11,889	11,672
09/30/2004	13,182	13,474	13,476	11,901	11,745
10/31/2004	13,419	13,708	13,709	12,045	11,856
11/30/2004	13,575	13,856	13,857	12,003	11,912
12/31/2004	13,769	14,048	14,042	12,106	11,918
01/31/2005	13,682	13,948	13,953	12,075	11,992
02/28/2005	13,834	14,094	14,087	12,031	12,112
03/31/2005	13,715	13,960	13,966	12,009	12,257
04/30/2005	13,867	14,116	14,111	12,208	12,390
05/31/2005	14,052	14,294	14,289	12,261	12,429
06/30/2005	14,223	14,458	14,443	12,292	12,487
07/31/2005	14,267	14,491	14,488	12,112	12,597
08/31/2005	14,553	14,771	14,768	12,346	12,714
09/30/2005	14,519	14,609	14,721	12,358	12,922

PIMCO Funds Allocation*

Real Return Asset	14.9%
Long-Term U.S. Government	12.2%
Emerging Markets Bond	12.1%
High Yield	10.1%
Real Return	10.1%
Floating Income	8.7%
Other	31.9%

*	% of total investments as of September 30, 2005

6  PIMCO Funds Semi-Annual Report  |  09.30.05

AN ASSET ALLOCATION FUND PIMCO All Asset All Authority Fund	Ticker Symbols: Class A: PAUAX Class C: PAUCX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Funds offered in the PIMCO Funds prospectuses except PIMCO All Asset Fund. PIMCO has identified 14 core Funds on which PIMCO All Asset All Authority Fund will focus.

•	For the six-month period ended September 30, 2005, the Fund’s Class A Shares returned 6.94%, outperforming the 5.02% return of its primary benchmark, the S&P 500 Index, over the same period.

•	Alternative strategies were positive to tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPMorgan EMBI Global Index rallied 10.10% over the six-month period.

•	An underweight to international equities for the entire period was a significant negative to tactical asset allocation as the MSCI EAFE Index rallied 16.60% during the six-month period. Also, an allocation to the StocksPLUS® TR Short Strategy Fund was a significant negative as the S&P 500 Index returned 5.02%.

•	An overweight to REITs for most of the period was positive to tactical asset allocation as the Dow Jones Wilshire REIT Index returned 19.85% for the period.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (10/31/03)
PIMCO All Asset All Authority Fund Class A	6.94%	10.95%	—	—	11.22%
PIMCO All Asset All Authority Fund Class A (adjusted)	2.93%	6.79%	—	—	9.03%
PIMCO All Asset All Authority Fund Class C (adjusted)	5.46%	9.04%	—	—	10.35%
S&P 500 Index	5.02%	12.25%	—	—	10.45%
Consumer Price Index + 650 Basis Points	6.22%	11.67%	—	—	10.76%
Lipper Flexible Portfolio Fund Average	5.48%	11.66%	—	—	9.47%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (07/29/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,069.40	$1,064.60	$1,003.66	$1,002.38
Expenses Paid During Period	$5.28	$6.59	$5.11	$6.39

For each class of the Fund, expenses are equal to the expense ratio for the class (2.91% for Class A, 3.64% for Class C), multiplied by the average account value over the period, multiplied by 64/365 (to reflect the period since the Fund commenced operation on 07/29/05). The expense ratio excludes the expenses of the Underlying Funds, based upon the allocation of the Fund’s assets among the Underlying Funds which are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%. Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $5.19 and $6.50 for A and C Class Shares, respectively, based upon the Fund’s actual performance, and $5.02 and $6.30 for A and C Class Shares, respectively, based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO All Asset All Authority Fund Class A	PIMCO All Asset All Authority Fund Class C	S&P 500 Index	Consumer Price Index + 650 Basis points
10/31/2003	9,625	10,000	10,000	10,000
11/30/2003	9,716	10,088	10,088	10,027
12/31/2003	10,065	10,443	10,617	10,071
01/31/2004	10,178	10,554	10,812	10,174
02/29/2004	10,508	10,889	10,962	10,284
03/31/2004	10,683	11,065	10,797	10,406
04/30/2004	9,851	10,196	10,627	10,496
05/31/2004	10,042	10,388	10,773	10,614
06/30/2004	10,154	10,497	10,983	10,705
07/31/2004	10,109	10,443	10,619	10,747
08/31/2004	10,458	10,797	10,662	10,810
09/30/2004	10,639	10,978	10,778	10,892
10/31/2004	10,851	11,190	10,942	11,008
11/30/2004	10,995	11,331	11,385	11,074
12/31/2004	11,189	11,524	11,772	11,093
01/31/2005	11,088	11,414	11,485	11,176
02/28/2005	11,198	11,520	11,727	11,301
03/31/2005	11,038	11,347	11,519	11,451
04/30/2005	11,284	11,592	11,301	11,590
05/31/2005	11,425	11,729	11,661	11,641
06/30/2005	11,614	11,915	11,677	11,710
07/31/2005	11,555	11,847	12,111	11,828
08/31/2005	11,892	12,183	12,001	11,952
09/30/2005	11,805	12,080	12,098	12,163

PIMCO Funds Allocation*

Real Return Asset	15.2%
Long-Term U.S. Government	14.9%
Floating Income	10.0%
High Yield	9.9%
Emerging Markets Bond	9.2%
Real Return	7.8%
StocksPLUS® TR Short Strategy	7.6%
Total Return	6.4%
Other	19.0%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  7

A REAL RETURN STRATEGY FUND PIMCO CommodityRealReturn Strategy Fund®	Ticker Symbols: Class A: PCRAX Class B: PCRBX Class C: PCRCX

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	For the six-month period ended September 30, 2005, the Fund’s Class A Shares returned 12.67%, outperforming the 11.73% return of the benchmark Dow Jones-AIG Commodity Total Return Index.

•	Commodities rallied for the period due to gains in the second half of the period from tight oil supplies and the effects of hurricanes Katrina and Rita, which were felt across most commodities.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was the primary source of outperformance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	During the six-month period, 10-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	The Fund’s overweight to shorter maturity TIPS was negative for performance, as the real yield curve flattened 0.13% as measured by the difference in beginning-to-end-of-period two-year TIPS yield relative to the difference in beginning-to-end-of-period long-dated TIPS yield (for securities maturing in around 27 years).

•	The effective duration of the Fund was 6.94 years on September 30, 2005, compared to a duration of 6.63 years for the Lehman Brothers U.S. TIPS Index which serves as a proxy against which the TIPS portfolio underlying the commodity exposure can be measured.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive, as nominal yields in Europe fell more than in the U.S.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Class A	12.67%	21.93%	—	—	29.51%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	6.47%	15.22%	—	—	27.28%
PIMCO CommodityRealReturn Strategy Fund® Class B	12.23%	20.98%	—	—	28.58%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	7.23%	15.98%	—	—	28.06%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	10.14%	18.82%	—	—	28.19%
Dow Jones-AIG Commodity Total Return Index	11.73%	19.59%	—	—	21.64%
Lipper Specialty Diversified Equity Fund Average	1.06%	0.77%	—	—	-2.56%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,126.70	$1,122.30	$1,122.50	$1,018.85	$1,015.09	$1,015.09
Expenses Paid During Period	$6.61	$10.59	$10.59	$6.28	$10.05	$10.05

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO CommodityRealReturn Strategy Fund® Class A	PIMCO CommodityRealReturn Strategy Fund® Class B	PIMCO CommodityRealReturn Strategy Fund® Class C	Dow Jones - AIG Commodity Total Return Index
06/30/2002	9,450	10,000	10,000	10,000
07/31/2002	9,749	10,309	10,309	9,946
08/31/2002	10,462	11,057	11,057	10,338
09/30/2002	11,124	11,750	11,750	10,727
10/31/2002	10,806	11,405	11,405	10,616
11/30/2002	10,820	11,413	11,413	10,646
12/31/2002	11,722	12,363	12,361	11,168
01/31/2003	12,635	13,326	13,324	12,027
02/28/2003	13,547	14,277	14,275	12,432
03/31/2003	12,188	12,834	12,832	11,494
04/30/2003	12,066	12,695	12,693	11,423
05/31/2003	13,294	13,979	13,987	12,090
06/30/2003	12,852	13,509	13,508	11,791
07/31/2003	12,303	12,931	12,930	11,862
08/31/2003	13,026	13,681	13,670	12,331
09/30/2003	13,457	14,124	14,118	12,341
10/31/2003	14,099	14,778	14,783	12,930
11/30/2003	14,130	14,799	14,804	12,890
12/31/2003	15,133	15,842	15,844	13,840
01/31/2004	15,545	16,275	16,264	14,091
02/29/2004	16,900	17,676	17,666	15,005
03/31/2004	17,647	18,454	18,445	15,469
04/30/2004	16,553	17,293	17,285	15,194
05/31/2004	17,094	17,850	17,842	15,452
06/30/2004	16,335	17,054	17,042	14,811
07/31/2004	16,789	17,506	17,508	15,073
08/31/2004	16,868	17,577	17,567	14,798
09/30/2004	17,997	18,750	18,741	15,811
10/31/2004	18,501	19,254	19,245	16,079
11/30/2004	18,238	18,967	18,956	15,886
12/31/2004	17,521	18,216	18,205	15,106
01/31/2005	17,663	18,353	18,342	15,264
02/28/2005	18,825	19,542	19,543	16,343
03/31/2005	19,477	20,214	20,204	16,925
04/30/2005	18,649	19,337	19,327	15,937
05/31/2005	18,554	19,225	19,227	15,814
06/30/2005	18,875	19,552	19,542	16,080
07/31/2005	19,288	19,970	19,960	16,801
08/31/2005	21,122	21,843	21,834	18,069
09/30/2005	21,946	22,382	22,679	18,909

Sector Breakdown*

U.S. Treasury Obligations**	87.3%
U.S. Government Agencies**	6.6%
Short-Term Instruments**	3.4%
Sovereign Issues**	0.8%
Other	1.9%

*	Percent of total investments as of September 30, 2005
**	Primarily serving as collateral for commodity-linked derivative positions.

8  PIMCO Funds Semi-Annual Report  |  09.30.05

AN EQUITY - RELATED FUND PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbols: Class A: PIXAX Class C: PIXCX

•	The Fund seeks total return which exceeds that of the S&P 500 Index by purchasing derivatives linked to the Research Affiliates Fundamental 1000 Index, backed by a portfolio of short- and intermediate-term fixed-income instruments.

•	The Fund’s Class A Shares returned 2.36% since inception on June 30, 2005 through September 30, 2005, underperforming the 3.60% return of the S&P 500 Index. The Research Affiliates Fundamental 1000 Index returned 3.85% during the same time period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of U.S. interest rates hurt performance.

•	Mortgage-backed and asset-backed securities provided additional yield, which helped offset some of the negative price impact as rates moved higher.

Cumulative	Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (06/30/05)
PIMCO Fundamental IndexPLUS TR Fund Class A	—	—	—	—	2.36%
PIMCO Fundamental IndexPLUS TR Fund Class A (adjusted)	—	—	—	—	–1.48%
PIMCO Fundamental IndexPLUS TR Fund Class C (adjusted)	—	—	—	—	1.31%
S&P 500 Index	—	—	—	—	3.60%
Research Affiliates Fundamental 1000 Index	—	—	—	—	3.85%
Lipper Specialty Diversified Equity Fund Average	—	—	—	—	2.55%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (06/30/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,023.60	$1,023.10	$1,009.84	$1,007.90
Expenses Paid During Period	$2.94	$4.90	$2.92	$4.86

For each class of the Fund, expenses are equal to the expense ratio for the class (1.14% for Class A and 1.90% for Class C), multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since the Fund commenced operation on 06/30/05).

Sector Breakdown*

Short-Term Instruments**	56.6%
U.S. Government Agencies**	19.5%
Asset-Backed Securities**	11.7%
U.S. Treasury Obligations**	7.0%
Mortgage-Backed Securities**	2.8%
Other	2.4%

*	% of total investments as of September 30, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Funds Semi-Annual Report  |  09.30.05  9

AN EQUITY - RELATED FUND PIMCO International StocksPLUS® TR Strategy Fund	Ticker Symbols: Class A: PIPAX Class B: PIPBX Class C: PIPCX

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollars and backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	The Fund’s Class A Shares returned 17.54% for the six-month period ended September 30, 2005, outperforming the Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Hedged USD Index, which returned 16.60% during the same period.

•	Global developed equity markets benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging markets bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund Class A	17.54%	27.89%	—	—	20.14%
PIMCO International StocksPLUS® TR Strategy Fund Class A (adjusted)	11.08%	20.86%	—	—	16.66%
PIMCO International StocksPLUS® TR Strategy Fund Class B	17.15%	27.02%	—	—	19.27%
PIMCO International StocksPLUS® TR Strategy Fund Class B (adjusted)	12.15%	22.02%	—	—	17.49%
PIMCO International StocksPLUS® TR Strategy Fund Class C (adjusted)	16.27%	26.13%	—	—	19.37%
MSCI EAFE Hedged USD Index	16.60%	28.95%	—	—	19.37%
Lipper International Multi-Cap Core Fund Average	10.33%	25.56%	—	—	20.34%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

†	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Expense Example Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,175.40	$1,171.50	$1,172.70	$1,018.25	$1,014.54	$1,014.54
Expenses Paid During Period	$7.42	$11.43	$11.44	$6.88	$10.61	$10.61

For each class of the Fund, expenses are equal to the expense ratio for the class (1.36% for Class A, 2.11% for Class B, 2.11% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $6.87, $10.94 and $10.95 for A, B and C Class Shares, respectively, based upon the Fund’s actual performance, and $6.38, $10.15 and $10.15 for A, B and C Class Shares, respectively, based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO International StocksPLUS® TR Strategy Fund Class A	PIMCO International StocksPLUS® TR Strategy Fund Class B	PIMCO International StocksPLUS® TR Strategy Fund Class C	MSCI EAFE Hedged USD Index
10/31/2003	9,450	10,000	10,000	10,000
11/30/2003	9,516	10,060	10,060	10,022
12/31/2003	9,961	10,528	10,527	10,394
01/31/2004	10,106	10,681	10,670	10,532
02/29/2004	10,387	10,968	10,957	10,784
03/31/2004	10,465	11,042	11,041	10,795
04/30/2004	10,193	10,745	10,753	10,925
05/31/2004	10,124	10,664	10,661	10,764
06/30/2004	10,520	11,075	11,072	11,018
07/31/2004	10,257	10,787	10,794	10,758
08/31/2004	10,461	11,003	10,999	10,736
09/30/2004	10,549	11,086	11,092	10,889
10/31/2004	10,676	11,209	11,215	10,979
11/30/2004	10,870	11,404	11,410	11,269
12/31/2004	11,313	11,867	11,862	11,642
01/31/2005	11,390	11,937	11,944	11,732
02/28/2005	11,589	12,135	12,142	12,078
03/31/2005	11,479	12,018	12,025	12,042
04/30/2005	11,369	11,890	11,909	11,703
05/31/2005	11,811	12,355	12,374	12,164
06/30/2005	12,186	12,739	12,747	12,578
07/31/2005	12,529	13,088	13,108	13,047
08/31/2005	12,893	13,460	13,480	13,218
09/30/2005	13,493	13,627	14,101	14,040

Sector Breakdown*

U.S. Government Agencies**	50.1%
U.S. Treasury Obligations**	23.6%
Mortgage-Backed Securities**	8.5%
Other	17.8%

*	% of total investments as of September 30, 2005
**	Primarily serving as collateral for equity-linked derivative positions.

10  PIMCO Funds Semi-Annual Report  |  09.30.05

A REAL RETURN STRATEGY FUND PIMCO RealEstateRealReturn Strategy Fund	Ticker Symbols: Class A: PETAX Class B: PETBX Class C: PETCX

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	For the six-month period ended September 30, 2005, the Fund’s Class A Shares returned 20.91%, outperforming the 19.85% return of the benchmark Dow Jones Wilshire Real Estate Investment Trust Index.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the six-month period, 10-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The 12-month CPI-U change for the period ended September 30, 2005, was 4.69%.

•	The effective duration of the Fund was 8.69 years on September 30, 2005, compared to a duration of 8.18 years for the Lehman Brothers U.S. TIPS 5+ Years Index, which serves as a proxy against which the TIPS portfolio underlying the real estate exposure can be measured.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive, as nominal yields in Europe fell more than in the U.S.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class A	20.91%	31.66%	—	—	32.72%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	14.26%	24.42%	—	—	28.86%
PIMCO RealEstateRealReturn Strategy Fund Class B	20.35%	30.47%	—	—	31.66%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	15.35%	25.80%	—	—	30.03%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	19.34%	29.53%	—	—	31.65%
Dow Jones Wilshire Real Estate Investment Trust Index	19.85%	29.01%	—	—	27.57%
Lipper Real Estate Fund Average	16.68%	26.03%	—	—	25.74%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

†	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,209.10	$1,203.50	$1,203.40	$1,018.85	$1,015.09	$1,015.09
Expenses Paid During Period	$6.87	$10.99	$10.99	$6.28	$10.05	$10.05

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $6.59, $10.72 and $10.72 for A, B and C Class Shares, respectively, based upon the Fund’s actual performance, and $6.02, $9.80 and $9.80 for A, B and C Class Shares, respectively, based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO RealEstateRealReturn Strategy Fund Class A	PIMCO RealEstateRealReturn Strategy Fund Class B	PIMCO RealEstateRealReturn Strategy Fund Class C	Dow Jones Wilshire Real Estate Investment Trust Index
10/31/2003	9,450	10,000	10,000	10,000
11/30/2003	9,871	10,436	10,436	10,436
12/31/2003	10,269	10,856	10,851	10,768
01/31/2004	10,803	11,420	11,416	11,199
02/29/2004	11,246	11,878	11,873	11,383
03/31/2004	12,105	12,783	12,775	12,067
04/30/2004	9,705	10,235	10,236	10,302
05/31/2004	10,637	11,210	11,211	11,089
06/30/2004	10,935	11,520	11,521	11,414
07/31/2004	11,048	11,627	11,628	11,473
08/31/2004	12,291	12,940	12,930	12,420
09/30/2004	12,252	12,886	12,879	12,361
10/31/2004	13,006	13,672	13,665	13,047
11/30/2004	13,555	14,239	14,232	13,632
12/31/2004	14,537	15,260	15,252	14,340
01/31/2005	13,211	13,864	13,857	13,080
02/28/2005	13,528	14,183	14,176	13,491
03/31/2005	13,341	13,970	13,963	13,306
04/30/2005	14,379	15,064	15,041	14,092
05/31/2005	14,927	15,611	15,602	14,555
06/30/2005	15,711	16,416	16,405	15,321
07/31/2005	16,448	17,176	17,150	16,493
08/31/2005	16,203	16,917	16,891	15,878
09/30/2005	16,133	16,559	16,802	15,947

Sector Breakdown*

U.S. Treasury Obligations**	88.2%
U.S. Government Agencies**	4.3%
Short-Term Instruments**	2.8%
Corporate Bonds & Notes**	2.1%
Other	2.6%

*	% of total investments as of September 30, 2005
**	Primarily serving as collateral for real estate-linked derivative positions.

PIMCO Funds Semi-Annual Report  |  09.30.05  11

AN EQUITY - RELATED FUND PIMCO StocksPLUS® Fund	Ticker Symbols: Class A: PSPAX Class B: PSPBX Class C: PSPCX

•	The Fund seeks total return which exceeds that of the S&P 500 Index by investing, under normal circumstances, substantially all of its assets in S&P 500 Index derivatives, backed by a short duration portfolio of fixed-income instruments.

•	The Fund’s Class A Shares returned 4.03% for the six-month period ended September 30, 2005, underperforming the S&P 500 Index, which returned 5.02% during the same period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of most U.S. interest rates detracted from returns and was the primary driver of underperformance.

•	A diversified maturity mix, including exposure to intermediate instruments (one to five years), helped performance as upward rate movements in this portion of the curve were less pronounced than among shorter maturities.

•	An emphasis on mortgages and asset-backed securities enhanced returns primarily due to the yield premiums provided by these holdings.

•	Exposure to credit sensitive assets was positive overall as both emerging markets bond holdings and shorter maturity corporate credit holdings provided attractive performance.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/13/93)
PIMCO StocksPLUS® Fund Class A	4.03%	10.57%	–1.35%	9.29%	10.79%
PIMCO StocksPLUS® Fund Class A (adjusted)	0.91%	7.25%	–1.95%	8.96%	10.51%
PIMCO StocksPLUS® Fund Class B	3.71%	9.67%	–2.07%	8.64%	10.26%
PIMCO StocksPLUS® Fund Class B (adjusted)	–1.29%	4.67%	–2.39%	8.64%	10.26%
PIMCO StocksPLUS® Fund Class C (adjusted)	2.83%	9.03%	–1.83%	8.76%	10.24%
S&P 500 Index	5.02%	12.25%	–1.49%	9.49%	10.66%
Lipper Large-Cap Core Fund Average	4.98%	11.56%	–2.85%	7.82%	9.11%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

†	The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,040.30	$1,037.10	$1,038.30	$1,019.80	$1,016.04	$1,017.30
Expenses Paid During Period	$5.37	$9.19	$7.92	$5.32	$9.10	$7.84

For each class of the Fund, expenses are equal to the expense ratio for the class (1.05% for Class A, 1.80% for Class B, 1.55% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $5.12, $8.94 and $7.67 for A, B and C Class Shares, respectively, based upon the Fund’s actual performance, and $5.06, $8.85 and $7.59 for A, B and C Class Shares, respectively, based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO StocksPLUS® Fund Class A	PIMCO StocksPLUS® Fund Class B	PIMCO StocksPLUS® Fund Class C	S&P 500 Index
05/31/1993	9,700	10,000	10,000	10,000
06/30/1993	9,749	10,043	10,044	10,029
07/31/1993	9,727	10,015	10,016	9,989
08/31/1993	10,094	10,383	10,397	10,368
09/30/1993	9,993	10,276	10,289	10,288
10/31/1993	10,211	10,487	10,501	10,501
11/30/1993	10,092	10,362	10,376	10,401
12/31/1993	10,271	10,544	10,560	10,527
01/31/1994	10,605	10,880	10,899	10,885
02/28/1994	10,275	10,534	10,550	10,589
03/31/1994	9,818	10,052	10,084	10,128
04/30/1994	9,938	10,175	10,198	10,258
05/31/1994	10,120	10,350	10,384	10,426
06/30/1994	9,902	10,126	10,158	10,170
07/31/1994	10,284	10,510	10,546	10,504
08/31/1994	10,750	10,978	11,018	10,935
09/30/1994	10,563	10,784	10,823	10,668
10/31/1994	10,729	10,942	10,983	10,907
11/30/1994	10,397	10,593	10,642	10,510
12/31/1994	10,529	10,729	10,768	10,666
01/31/1995	10,816	11,009	11,061	10,943
02/28/1995	11,299	11,493	11,550	11,369
03/31/1995	11,603	11,800	11,849	11,705
04/30/1995	11,975	12,165	12,228	12,049
05/31/1995	12,513	12,706	12,774	12,531
06/30/1995	12,783	12,969	13,039	12,822
07/31/1995	13,185	13,375	13,448	13,247
08/31/1995	13,270	13,454	13,528	13,280
09/30/1995	13,829	14,006	14,096	13,841
10/31/1995	13,801	13,971	14,061	13,791
11/30/1995	14,461	14,624	14,720	14,397
12/31/1995	14,736	14,892	15,003	14,674
01/31/1996	15,259	15,421	15,522	15,174
02/29/1996	15,296	15,448	15,550	15,314
03/31/1996	15,494	15,638	15,755	15,462
04/30/1996	15,683	15,818	15,938	15,690
05/31/1996	16,039	16,165	16,288	16,094
06/30/1996	16,187	16,304	16,428	16,156
07/31/1996	15,429	15,537	15,655	15,442
08/31/1996	15,750	15,850	15,985	15,768
09/30/1996	16,667	16,760	16,902	16,655
10/31/1996	17,194	17,277	17,426	17,114
11/30/1996	18,466	18,544	18,706	18,408
12/31/1996	18,067	18,134	18,292	18,043
01/31/1997	19,177	19,218	19,402	19,171
02/28/1997	19,303	19,345	19,548	19,321
03/31/1997	18,446	18,461	18,657	18,527
04/30/1997	19,573	19,591	19,797	19,633
05/31/1997	20,812	20,817	21,036	20,828
06/30/1997	21,667	21,667	21,886	21,761
07/31/1997	23,438	23,407	23,661	23,493
08/31/1997	22,170	22,122	22,378	22,177
09/30/1997	23,311	23,261	23,519	23,392
10/31/1997	22,554	22,505	22,755	22,610
11/30/1997	23,474	23,394	23,670	23,657
12/31/1997	23,908	23,810	24,101	24,063
01/31/1998	24,214	24,115	24,409	24,329
02/28/1998	25,842	25,702	26,032	26,084
03/31/1998	27,128	26,971	27,305	27,420
04/30/1998	27,457	27,279	27,617	27,695
05/31/1998	26,897	26,701	27,053	27,219
06/30/1998	27,943	27,723	28,097	28,325
07/31/1998	27,633	27,393	27,763	28,023
08/31/1998	23,394	23,188	23,513	23,972
09/30/1998	25,186	24,932	25,288	25,507
10/31/1998	27,178	26,912	27,273	27,582
11/30/1998	28,722	28,408	28,806	29,254
12/31/1998	30,537	30,167	30,623	30,940
01/31/1999	31,560	31,159	31,631	32,233
02/28/1999	30,493	30,100	30,558	31,232
03/31/1999	31,765	31,340	31,808	32,481
04/30/1999	33,013	32,556	33,062	33,739
05/31/1999	32,145	31,670	32,166	32,943
06/30/1999	34,003	33,479	34,015	34,771
07/31/1999	32,881	32,344	32,865	33,685
08/31/1999	32,700	32,143	32,685	33,518
09/30/1999	31,954	31,407	31,939	32,600
10/31/1999	33,990	33,398	33,958	34,663
11/30/1999	34,534	33,889	34,481	35,367
12/31/1999	36,488	35,807	36,422	37,451
01/31/2000	34,620	33,935	34,525	35,570
02/29/2000	34,066	33,361	33,972	34,896
03/31/2000	37,248	36,470	37,115	38,310
04/30/2000	36,082	35,322	35,949	37,157
05/31/2000	35,339	34,537	35,180	36,394
06/30/2000	36,187	35,366	36,042	37,292
07/31/2000	35,706	34,896	35,534	36,708
08/31/2000	38,084	37,220	37,882	38,988
09/30/2000	35,989	35,173	35,795	36,930
10/31/2000	35,802	34,990	35,580	36,774
11/30/2000	33,106	32,355	32,862	33,875
12/31/2000	33,374	32,617	33,128	34,040
01/31/2001	34,652	33,867	34,374	35,248
02/28/2001	31,430	30,717	31,156	32,034
03/31/2001	29,311	28,647	29,069	30,005
04/30/2001	31,574	30,858	31,272	32,336
05/31/2001	31,865	31,142	31,591	32,553
06/30/2001	31,151	30,445	30,843	31,761
07/31/2001	30,886	30,186	30,580	31,448
08/31/2001	28,953	28,296	28,651	29,479
09/30/2001	26,492	25,891	26,224	27,099
10/31/2001	27,135	26,520	26,838	27,616
11/30/2001	29,070	28,411	28,708	29,734
12/31/2001	29,311	28,647	28,941	29,995
01/31/2002	28,960	28,303	28,591	29,557
02/28/2002	28,520	27,873	28,150	28,987
03/31/2002	29,563	28,893	29,161	30,077
04/30/2002	27,872	27,240	27,478	28,254
05/31/2002	27,666	27,039	27,272	28,046
06/30/2002	25,710	25,127	25,325	26,048
07/31/2002	23,545	23,011	23,200	24,018
08/31/2002	23,960	23,416	23,583	24,176
09/30/2002	21,379	20,894	21,015	21,549
10/31/2002	23,308	22,779	22,963	23,446
11/30/2002	24,671	24,112	24,290	24,824
12/31/2002	23,391	22,860	22,981	23,366
01/31/2003	22,848	22,330	22,473	22,754
02/28/2003	22,576	22,064	22,203	22,412
03/31/2003	22,818	22,300	22,412	22,629
04/30/2003	24,655	24,095	24,207	24,495
05/31/2003	25,978	25,389	25,493	25,785
06/30/2003	26,243	25,648	25,758	26,113
07/31/2003	26,577	25,974	26,059	26,574
08/31/2003	27,122	26,507	26,599	27,092
09/30/2003	26,945	26,334	26,394	26,804
10/31/2003	28,381	27,738	27,787	28,321
11/30/2003	28,626	27,976	27,999	28,570
12/31/2003	30,146	29,462	29,494	30,068
01/31/2004	30,679	29,983	30,025	30,620
02/29/2004	31,152	30,445	30,460	31,046
03/31/2004	30,672	29,976	29,982	30,577
04/30/2004	30,055	29,374	29,340	30,097
05/31/2004	30,413	29,723	29,692	30,510
06/30/2004	30,957	30,255	30,230	31,104
07/31/2004	29,945	29,266	29,226	30,074
08/31/2004	30,140	29,456	29,387	30,196
09/30/2004	30,414	29,724	29,651	30,523
10/31/2004	30,913	30,212	30,144	30,989
11/30/2004	32,143	31,414	31,295	32,243
12/31/2004	33,214	32,460	32,337	33,340
01/31/2005	32,333	31,600	31,470	32,528
02/28/2005	32,977	32,229	32,072	33,212
03/31/2005	32,327	31,594	31,424	32,624
04/30/2005	31,713	30,994	30,817	32,005
05/31/2005	32,668	31,927	31,723	33,024
06/30/2005	32,619	31,879	31,707	33,071
07/31/2005	33,750	32,985	32,785	34,300
08/31/2005	33,511	32,751	32,517	33,987
09/30/2005	33,631	32,869	32,624	34,263

Sector Breakdown*

Short-Term Instruments**	56.8%
Corporate Bonds & Notes**	14.3%
U.S. Government Agencies**	12.1%
Mortgage-Backed Securities**	6.6%
Asset-Backed Securities**	5.6%
Other	4.6%

*	% of total investments as of September 30, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

12  PIMCO Funds Semi-Annual Report  |  09.30.05

AN EQUITY - RELATED FUND PIMCO StocksPLUS® Total Return Fund	Ticker Symbols: Class A: PTOAX Class B: PTOBX Class C: PSOCX

•	The Fund seeks total return which exceeds that of the S&P 500 Index by investing, under normal circumstances, substantially all of its assets in S&P 500 Index derivatives, backed by a low-to-intermediate duration portfolio of fixed-income instruments.

•	The Fund’s Class A Shares returned 5.87% for the six-month period ended September 30, 2005, outperforming the S&P 500 Index, which returned 5.02% during the same period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of short-to-intermediate (three-month to five-year) U.S. interest rates hurt performance.

•	A U.S. curve strategy involving exposure to longer maturities (greater than 10 years) helped performance as the yield curve flattened and longer term rates fell; exposure to European instruments also boosted returns.

•	An emphasis on mortgage-backed securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Asset-backed securities provided additional yield and favorable price performance as yield spreads declined.

•	Exposure to credit sensitive assets was positive overall as emerging markets bond holdings provided attractive performance which more than offset the moderate negative performance impact of our exposure to corporate credits.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Class A	5.87%	12.13%	—	—	11.61%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	1.90%	7.92%	—	—	10.31%
PIMCO StocksPLUS® Total Return Fund Class B	5.51%	11.32%	—	—	10.69%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	2.01%	7.82%	—	—	10.38%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	4.47%	10.26%	—	—	10.70%
S&P 500 Index	5.02%	12.25%	—	—	8.79%
Lipper Large-Cap Core Fund Average	4.98%	11.56%	—	—	6.97%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 or more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,058.70	$1,055.10	$1,054.70	$1,019.10	$1,015.34	$1,015.34
Expenses Paid During Period	$6.14	$9.99	$9.99	$6.02	$9.80	$9.80

For each class of the Fund, expenses are equal to the expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $5.88, $9.74 and $9.74 for A, B and C Class Shares, respectively, based upon the Fund’s actual performance, and $5.77, $9.55 and $9.55 for A, B and C Class Shares, respectively, based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO StocksPLUS® Total Return Fund Class A	PIMCO StocksPLUS® Total Return Fund Class B	PIMCO StocksPLUS® Total Return Fund Class C	S&P 500 Index
06/30/2002	9,625	10,000	10,000	10,000
07/31/2002	9,024	9,370	9,370	9,221
08/31/2002	9,117	9,461	9,461	9,282
09/30/2002	8,195	8,498	8,498	8,273
10/31/2002	8,907	9,231	9,231	9,001
11/30/2002	9,435	9,773	9,773	9,530
12/31/2002	9,098	9,419	9,419	8,970
01/31/2003	8,774	9,078	9,078	8,735
02/28/2003	8,751	9,050	9,050	8,604
03/31/2003	8,842	9,138	9,138	8,688
04/30/2003	9,577	9,893	9,893	9,404
05/31/2003	10,244	10,575	10,575	9,899
06/30/2003	10,365	10,694	10,694	10,025
07/31/2003	10,438	10,763	10,763	10,202
08/31/2003	10,632	10,954	10,963	10,401
09/30/2003	10,599	10,903	10,905	10,291
10/31/2003	11,193	11,484	11,487	10,873
11/30/2003	11,232	11,514	11,516	10,968
12/31/2003	11,879	12,173	12,175	11,544
01/31/2004	12,131	12,432	12,434	11,755
02/29/2004	12,393	12,681	12,694	11,919
03/31/2004	12,242	12,515	12,528	11,739
04/30/2004	11,870	12,131	12,133	11,555
05/31/2004	12,041	12,297	12,300	11,713
06/30/2004	12,279	12,524	12,538	11,941
07/31/2004	11,946	12,182	12,186	11,546
08/31/2004	12,158	12,389	12,404	11,593
09/30/2004	12,278	12,503	12,518	11,718
10/31/2004	12,520	12,752	12,757	11,897
11/30/2004	12,963	13,187	13,192	12,379
12/31/2004	13,438	13,661	13,666	12,800
01/31/2005	13,103	13,316	13,322	12,488
02/28/2005	13,302	13,509	13,515	12,751
03/31/2005	13,004	13,191	13,205	12,525
04/30/2005	12,942	13,126	13,130	12,287
05/31/2005	13,476	13,654	13,668	12,678
06/30/2005	13,509	13,675	13,686	12,696
07/31/2005	13,856	14,032	14,031	13,168
08/31/2005	13,856	14,021	14,031	13,048
09/30/2005	13,768	13,795	13,927	13,154

Sector Breakdown*

U.S. Government Agencies**	48.6%
Short-Term Instruments**	31.1%
Sovereign Issues**	4.4%
Asset-Backed Securities**	3.7%
Other	12.2%

*	% of total investments as of September 30, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Funds Semi-Annual Report  |  09.30.05  13

Schedule of Investments

All Asset Fund (a)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 98.8%

CommodityRealReturn Strategy®	24,218,868	$427,947
Convertible	3,426,179	42,211
Developing Local Markets	22,901,004	233,132
Emerging Markets Bond	93,940,368	1,075,617
European Convertible	5,179,790	62,727
Floating Income	74,897,270	776,685
Foreign Bond (Unhedged)	21,255,540	218,082
Fundamental IndexPLUS	4,273,480	44,060
Fundamental IndexPLUS TR	23,582,534	241,721
GNMA	10,022,969	110,553
High Yield	91,588,032	895,731
International StocksPLUS® TR Strategy	8,622,368	105,538
Long-Term U.S. Government	97,757,983	1,079,248
Low Duration	530,862	5,346
Real Return	77,999,661	894,656
Real Return Asset	109,554,129	1,322,318
RealEstateRealReturn Strategy	37,796,200	422,562
Short-Term	756,961	7,577
StocksPLUS®	712,972	7,108
StocksPLUS® Total Return	8,201,254	106,206
Total Return	40,055,349	426,590
Total Return Mortgage	27,356,933	291,351

Total PIMCO Funds (Cost $8,500,638)		8,796,966

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.0%

Repurchase Agreement 1.0%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.000% due 01/15/2006 valued at $86,154. Repurchase proceeds are $84,488.)	$84,464	84,464

Total Short-Term Instruments (Cost $84,464)		84,464

Total Investments 99.8% (Cost $8,585,102)		$8,881,430

Other Assets and Liabilities (Net) 0.2%		20,774

Net Assets 100.0%		$8,902,204

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

14  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

All Asset All Authority Fund (a)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 127.6%

CommodityRealReturn Strategy®	724,042	$12,794
Convertible	35,453	437
Developing Local Markets	888,958	9,050
Emerging Markets Bond	3,458,483	39,600
European Convertible	51,601	625
Far East (ex-Japan) StocksPLUS® TR Strategy	58,130	722
Floating Income	4,157,892	43,117
Foreign Bond (Unhedged)	752,218	7,718
Fundamental IndexPLUS TR	1,047,831	10,740
Global Bond Fund (Unhedged)	23,129	226
GNMA	50,400	556
High Yield	4,363,024	42,670
Japanese StocksPLUS® TR Strategy	236,096	3,001
Long-Term U.S. Government	5,830,991	64,374
Low Duration	58	1
Real Return	2,950,553	33,843
Real Return Asset	5,440,424	65,666
RealEstateRealReturn Strategy	1,111,806	12,430
StocksPLUS® Total Return	63	1
StocksPLUS® TR Short Strategy	3,487,122	32,639
Total Return	2,594,489	27,631
Total Return Mortgage	892,228	9,502

Total PIMCO Funds (Cost $410,154)		417,343

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.2%

Repurchase Agreement 4.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $14,111. Repurchase proceeds are $13,836.)	$13,832	13,832

Total Short-Term Instruments (Cost $13,832)		13,832

Total Investments 131.8% (Cost $423,986)		$431,175

Other Assets and Liabilities (Net) (31.8%)		(103,972)

Net Assets 100.0%		$327,203

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  15

Schedule of Investments

CommodityRealReturn Strategy Fund®

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.8%

Banking & Finance 0.5%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$3,700	$3,702
Ford Motor Credit Co.
4.870% due 03/21/2007 (a)		3,500	3,454
4.830% due 09/28/2007 (a)		1,200	1,170
5.800% due 01/12/2009		5,400	5,042
5.700% due 01/15/2010		800	727
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		1,400	1,393
5.050% due 01/16/2007 (a)		23,600	23,203
Kamp Re 2005 Ltd.
9.157% due 12/14/2007 (a)(b)		5,000	2,470
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)		2,000	2,052
7.554% due 07/03/2008 (a)		1,240	1,082
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)		500	488
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		4,900	4,846
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		6,200	6,226
4.904% due 01/01/2010 (a)		5,500	5,531

			61,483

Industrials 0.1%

Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	278
9.500% due 03/30/2018		8,300	10,582
8.625% due 02/01/2022		200	245

			11,105

Utilities 0.2%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	106
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	19,950

			20,056

Total Corporate Bonds & Notes (Cost $94,812)			92,644

MUNICIPAL BONDS & NOTES 0.1%

Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,303
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,475	1,501
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,485
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,743
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,208
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	479
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,677
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,274
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	1,079
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,270	3,633

Total Municipal Bonds & Notes (Cost $15,951)			18,382

U.S. GOVERNMENT AGENCIES 7.5%

Fannie Mae
4.666% due 04/01/2035 (a)		897	901
4.683% due 05/01/2035 (a)		1,921	1,911
5.000% due 10/13/2035		79,000	77,346
5.500% due 10/13/2035		789,300	789,054

Total U.S. Government Agencies (Cost $875,149)			869,212

U.S. TREASURY OBLIGATIONS 99.4%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		459,214	475,054
3.625% due 01/15/2008		664,407	703,493
3.875% due 01/15/2009		648,009	703,191
4.250% due 01/15/2010		719,550	805,082
0.875% due 04/15/2010		581,841	567,159
3.500% due 01/15/2011		303,518	334,380
3.375% due 01/15/2012		5,226	5,789
3.000% due 07/15/2012		1,217,182	1,324,922
1.875% due 07/15/2013		517,717	524,837
2.000% due 01/15/2014		785,709	802,314
2.000% due 07/15/2014		879,174	898,371
1.625% due 01/15/2015		636,309	628,952
1.875% due 07/15/2015		440,411	444,437
2.375% due 01/15/2025		1,371,915	1,468,164
3.625% due 04/15/2028		733,504	959,945
3.875% due 04/15/2029		517,056	707,963
3.375% due 04/15/2032		66,041	87,334
U.S. Treasury Bonds
8.875% due 08/15/2017		20,000	28,049
8.125% due 05/15/2021		6,500	9,045
6.250% due 08/15/2023		3,000	3,588
6.625% due 02/15/2027		13,400	17,015
U.S. Treasury Notes
3.875% due 09/15/2010		29,640	29,230
4.125% due 05/15/2015		45,300	44,534

Total U.S. Treasury Obligations (Cost $11,535,827)			11,572,848

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		11,437	11,475
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		31,400	31,054

Total Mortgage-Backed Securities (Cost $42,650)			42,529

ASSET-BACKED SECURITIES 0.2%

AAA Trust
3.930% due 11/26/2035 (a)		4,973	4,974
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		3,235	3,236
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		1,485	1,486
Quest Trust
4.010% due 03/25/2035 (a)		3,347	3,346
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		7,300	7,305
7.904% due 01/09/2006 (a)		7,300	7,312
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		398	399

Total Asset-Backed Securities (Cost $28,039)			28,058

SOVEREIGN ISSUES 0.9%

Republic of Brazil
4.250% due 04/15/2006 (a)		80	80
4.313% due 04/15/2009 (a)		47	47
11.000% due 01/11/2012		4,000	4,912
4.313% due 04/15/2012 (a)		8,894	8,772
7.875% due 03/07/2015		2,000	2,080
8.000% due 01/15/2018		25,912	27,505
11.000% due 08/17/2040		9,500	11,659
Russian Federation
10.000% due 06/26/2007		4,000	4,363
8.250% due 03/31/2010		11,200	12,158
5.000% due 03/31/2030 (a)		29,700	34,201
United Mexican States
6.375% due 01/16/2013		1,200	1,280

Total Sovereign Issues (Cost $100,544)			107,057

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.7%

Commonwealth of Canada
3.000% due 12/01/2036 (c)	C$	21,013	23,809
Kingdom of Spain
5.750% due 07/30/2032	EC	5,000	8,213
Pylon Ltd.
3.636% due 12/29/2008 (a)		2,600	3,170
6.036% due 12/29/2008 (a)		4,300	5,338
Republic of France
3.000% due 07/25/2012 (c)		10,754	14,874
3.150% due 07/25/2032 (c)		1,054	1,783
5.750% due 10/25/2032		6,500	10,705
Republic of Germany
6.250% due 01/04/2030		5,100	8,773
Republic of Italy
2.150% due 09/15/2014 (c)		4,176	5,477

Total Foreign Currency-Denominated Issues (Cost $77,889)			82,142

SHORT-TERM INSTRUMENTS (k) 3.9%

Commercial Paper 0.6%

Cox Communications, Inc.
3.688% due 01/17/2006		$12,300	12,300
UBS Finance Delaware LLC
3.860% due 10/03/2005		61,700	61,700

			74,000

Repurchase Agreements 0.3%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $21,490. Repurchase proceeds are $21,006.)		21,000	21,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $13,347. Repurchase proceeds are $13,089.)		13,085	13,085

			34,085

16  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
French Treasury Bill 0.2%

2.237% due 11/17/2005	EC	17,000	$20,380

German Treasury Bill 0.7%

1.996% due 10/19/2005		62,500	75,049

U.K. Treasury Bills 1.7%

2.027% due 11/30/2005-12/15/2005 (d)		161,300	193,185

U.S. Treasury Bills 0.4%
3.413% due 12/01/2005-12/15/2005 (d)(f)(g)		$48,405	48,039

Total Short-Term Instruments (Cost $449,664)			444,738

Total Investments (e) 113.9% (Cost $13,220,525)			$13,257,610

Written Options (i) (0.0%) (Premiums $1,245)			(1,721)

Other Assets and Liabilities (Net) (13.9%)			(1,615,789)

Net Assets 100.0%			$11,640,100

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $48,052 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $28,527 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $9,283 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	12/2005	232	$(317)
U. S. Treasury 5-Year Note Futures	Long	12/2005	1,541	(1,747)
U.S. Treasury 10-Year Note Futures	Short	12/2005	5	4
U.S. Treasury 30-Year Bond Futures	Long	12/2005	2,102	(6,191)

				$(8,251)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$173
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		41,300	6
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	220
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	(1,505)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	21
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	4,900	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	(133)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		70,600	(1,860)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	4,529
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		15,600	(53)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$314,200	10,106
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		48,550	(366)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		74,100	1,463
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		301,200	9,086
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		85,800	2,758
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		70,000	(528)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		113,100	2,016
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		155,700	4,002
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		100,000	(804)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,600	41
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		154,400	(1,164)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		75,000	0

							$28,008

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  17

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund®

September 30, 2005 (Unaudited)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007	$3,000	$90
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	2,500	44
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	3,900	(1)
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	3,400	(2)
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,000	136
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	3,000	116
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	2,000	37
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,600	(16)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	29
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	1,000	41
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	32
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	43
Goldman Sachs & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	7
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	42
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	5
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	10
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	8
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	46
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	5,000	81
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,500	21
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	14
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,000	17
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	3,300	(11)
J.P. Morgan Chase & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	226
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	8
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	45
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	14
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	44
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,900	(4)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	5,600	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	210
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	1
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	5,300	(47)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	3,000	(21)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	1,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	53
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	52
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	4
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,100	(16)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	25,000	(220)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	(1)

						$1,254

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N.V.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	$162,900	$6,077
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	2,301,100	85,814
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	583,500	21,773
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	3,080,300	114,941
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	624,800	23,310

18  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	$1,284,647	$47,923
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	307,500	11,471
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	1,566,165	58,674
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	1,295,300	48,338

					$418,321

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	1,450	$290	$45
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,185	660	1,019
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,450	295	657

				$1,245	$1,721

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.000%	11/15/2007	$1,000	$982	$977
U.S. Treasury Note	3.375	02/15/2008	75,000	74,298	73,670
U.S. Treasury Note	4.750	05/15/2014	110,200	115,112	115,714

				$190,392	$190,361

*	Market value includes $2,148 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	751	10/2005	$0	$(1)	$(1)
Sell		1,532	10/2005	1	(51)	(50)
Sell	C$	19,936	10/2005	0	(382)	(382)
Sell	EC	273,552	10/2005	9,714	0	9,714
Buy		3,494	11/2005	8	0	8
Sell		2,920	11/2005	1	0	1
Buy	JY	10,138,269	10/2005	0	(2,518)	(2,518)
Buy	PZ	2,748	03/2006	0	(8)	(8)
Buy	RR	23,120	03/2006	0	(3)	(3)
Buy	SV	24,660	03/2006	0	(14)	(14)

				$9,724	$(2,977)	$6,747

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  19

Schedule of Investments

Fundamental IndexPLUS TR Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.6%

Banking & Finance 2.3%

American International Group, Inc.
5.050% due 10/01/2015	$100	$99
China Development Bank
5.000% due 10/15/2015	100	99
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007	2,700	2,682
Export-Import Bank of China
4.875% due 07/21/2015	100	98
Ford Motor Credit Co.
4.870% due 03/21/2007 (a)	1,100	1,086
HBOS PLC
5.920% due 09/29/2049 (a)	100	99
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	300	300
Petroleum Export Ltd.
5.265% due 06/15/2011	100	100
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	200	198
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	1,400	1,400

		6,161

Utilities 0.3%

Ras Laffan LNG III
5.838% due 09/30/2027	250	251
Williams Cos., Inc.
6.375% due 10/01/2010	700	698

		949

Total Corporate Bonds & Notes (Cost $7,134)		7,110

MUNICIPAL BONDS & NOTES 0.3%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	112
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	600	698

Total Municipal Bonds & Notes (Cost $812)		810

U.S. GOVERNMENT AGENCIES 24.1%

Fannie Mae
3.880% due 09/25/2035 (a)	1,171	1,171
4.399% due 10/01/2034 (a)	641	636
4.520% due 07/01/2035 (a)	2,597	2,596
4.577% due 09/01/2035 (a)	1,300	1,295
4.665% due 07/01/2035 (a)	2,198	2,198
5.000% due 10/13/2035	40,200	39,358
5.500% due 09/01/2035-10/13/2035 (b)	14,800	14,796
Freddie Mac
3.960% due 08/25/2031 (a)	560	563
4.500% due 10/15/2022	2,700	2,696

Total U.S. Government Agencies (Cost $65,471)		65,309

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Bonds
7.875% due 02/15/2021	2,900	3,946
8.125% due 05/15/2021	2,800	3,896
8.000% due 11/15/2021	9,600	13,292
6.000% due 02/15/2026	500	590
U.S. Treasury Note
4.250% due 08/15/2015	1,700	1,690

Total U.S. Treasury Obligations (Cost $23,814)		23,414

MORTGAGE-BACKED SECURITIES 3.5%

Bear Steams Adjustable Rate Mortgage Trust
4.750% due 11/25/2035 (a)	2,700	2,686
FBR Securitization Trust
3.970% due 09/25/2035 (a)	1,000	1,000
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	2,700	2,670
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)	1,202	1,203
Structured Adjustable Rate Mortgage Loan Trust
4.030% due 06/25/2034 (a)	521	521
3.930% due 04/25/2035 (a)	293	293
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)	759	760
Washington Mutual Mortgage Securities Corp.
4.170% due 11/25/2035 (a)	300	300

Total Mortgage-Backed Securities (Cost $9,451)		9,433

ASSET-BACKED SECURITIES 14.4%

AAA Trust
3.930% due 11/26/2035 (a)	1,218	1,218
ACE Securities Corp.
3.948% due 10/25/2035 (a)	2,600	2,601
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	700	701
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	1,690	1,691
3.950% due 06/25/2035 (a)	2,313	2,314
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	506	506
3.930% due 07/25/2035 (a)	259	259
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 01/25/2029 (a)	374	375
4.030% due 09/25/2034 (a)	279	279
Citigroup Mortgage Loan Trust, Inc.
3.804% due 07/25/2035 (a)	300	300
3.850% due 09/25/2035 (a)	800	800
Countrywide Asset-Backed Certificates
3.938% due 01/25/2036 (a)	700	700
FBR Securitization Trust
3.950% due 09/25/2035 (a)	2,900	2,903
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	771	772
First USA Credit Card Master Trust
3.939% due 09/19/2008 (a)	1,900	1,902
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	900	900
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	900	898
GSAMP Trust
3.948% due 09/25/2035 (a)	2,700	2,704
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	1,851	1,854
3.950% due 09/25/2035 (a)	884	884
MASTR Asset-Backed Securities Trust
3.980% due 10/25/2034 (a)	253	253
Merrill Lynch Mortgage Investors, Inc.
3.920% due 12/25/2035 (a)	1,236	1,237
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.010% due 05/25/2034 (a)	474	474
3.980% due 11/25/2034 (a)	84	84
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	853	853
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008	600	599
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)	810	810
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	776	777
Quest Trust
4.130% due 10/25/2035 (a)	500	500
Renaissance Home Equity Loan Trust
3.990% due 11/25/2035 (a)	800	801
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	1,000	1,001
3.922% due 10/25/2025 (a)	1,200	1,200
3.930% due 03/25/2035 (a)	1,955	1,956
SACO I, Inc.
0.000% due 10/25/2035 (a)	800	800
Sears Credit Account Master Trust
4.018% due 09/15/2010 (a)	800	801
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)	440	440
3.951% due 11/25/2035 (a)	1,300	1,300
Structured Asset Investment Loan Trust
4.010% due 12/25/2013 (a)	717	717

Total Asset-Backed Securities (Cost $39,145)		39,164

SOVEREIGN ISSUES 0.1%

Republic of Brazil
8.000% due 01/15/2018	200	212

Total Sovereign Issues (Cost $205)		212

SHORT-TERM INSTRUMENTS 69.9%

Commercial Paper 69.0%

Anz (Delaware), Inc.
3.570% due 10/28/2005	5,000	4,988
Anz National International Ltd.
3.750% due 12/12/2005	3,200	3,175
ASB Bank Ltd.
3.620% due 10/21/2005	500	499
3.710% due 11/10/2005	1,300	1,295
Bank of Ireland
3.680% due 11/14/2005	5,100	5,078
3.715% due 11/22/2005	2,300	2,288
Barclays U.S. Funding Corp.
3.710% due 11/16/2005	700	697
3.745% due 11/22/2005	1,100	1,094
3.655% due 11/28/2005	500	497
BNP Paribas Finance
3.680% due 12/02/2005	5,000	4,966
3.690% due 12/05/2005	600	596
3.770% due 12/19/2005	1,300	1,289
CDC Commercial Paper, Inc.
3.610% due 11/04/2005	5,000	4,984
3.620% due 11/07/2005	600	598
3.680% due 11/10/2005	600	598
3.740% due 11/28/2005	1,500	1,491
Cox Communications, Inc.
3.668% due 01/17/2006	250	250
Danske Corp.
3.605% due 11/04/2005	5,000	4,984
3.625% due 11/07/2005	600	598
3.700% due 11/16/2005	1,000	995
3.755% due 12/15/2005	500	496
3.780% due 12/23/2005	1,100	1,090
Den Norske Bank ASA
3.680% due 11/14/2005	5,000	4,978
Dexia Delaware LLC
3.570% due 10/24/2005	5,000	4,990
3.610% due 11/01/2005	500	498
DnB NORBank ASA
3.780% due 12/22/2005	2,400	2,378
3.795% due 12/23/2005	300	297
Fannie Mae
3.615% due 11/16/2005	5,100	5,077
3.649% due 11/23/2005	4,400	4,377
Federal Home Loan Bank
3.595% due 11/14/2005	4,900	4,879
3.680% due 12/06/2005	7,200	7,148

20  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
ForeningsSparbanken AB
3.730% due 12/12/2005	$3,100	$3,076
Fortis Funding LLC
3.560% due 10/26/2005	5,000	4,989
Freddie Mac
3.620% due 11/15/2005	5,100	5,078
3.579% due 12/12/2005	6,900	6,846
3.636% due 12/12/2005	1,900	1,885
3.655% due 01/10/2006	1,900	1,879
General Electric Capital Corp.
3.580% due 10/26/2005	5,100	5,088
3.620% due 11/02/2005	500	498
3.700% due 11/15/2005	1,000	996
3.730% due 12/08/2005	1,500	1,489
HBOS Treasury Services PLC
3.685% due 11/14/2005	5,100	5,078
3.710% due 11/18/2005	1,700	1,692
3.760% due 11/30/2005	1,100	1,093
ING U.S. Funding LLC
3.560% due 10/26/2005	5,000	4,989
3.570% due 10/27/2005	500	499
3.760% due 12/01/2005	2,400	2,385
Nordea North America, Inc.
3.575% due 10/28/2005	5,000	4,988
3.580% due 10/28/2005	600	598
3.710% due 11/21/2005	1,400	1,393
Rabobank USA Financial Corp.
3.630% due 11/08/2005	600	598
3.620% due 11/28/2005	5,000	4,972
Royal Bank of Scotland PLC
3.700% due 11/16/2005	6,000	5,973
3.740% due 12/01/2005	1,900	1,888
Skandinaviska Enskilda Banken AB
3.565% due 10/27/2005	500	499
3.710% due 11/17/2005	1,300	1,294
3.710% due 11/21/2005	5,200	5,174
3.720% due 12/08/2005	1,100	1,092
Societe Generale N.A.
3.700% due 11/17/2005	5,600	5,574
3.770% due 12/19/2005	1,400	1,388
3.780% due 12/23/2005	700	694
Spintab AB
3.775% due 12/12/2005	5,000	4,961
TotalFinaElf Capital S.A.
3.760% due 12/01/2005	7,200	7,156
UBS Finance Delaware LLC
3.625% due 10/17/2005	1,200	1,198
3.630% due 11/28/2005	5,000	4,972
3.760% due 12/01/2005	600	596
3.780% due 12/22/2005	1,200	1,189
Westpac Capital Corp.
3.560% due 10/26/2005	5,100	5,088
3.700% due 11/14/2005	1,100	1,095

		187,108

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $698. Repurchase proceeds are $681.)	681	681

U.S. Treasury Bills 0.6%

3.390% due 12/01/2005-12/15/2005 (b)(c)(d)	1,665	1,653

Total Short-Term Instruments (Cost $189,473)		189,442

Total Investments 123.5% (Cost $335,505)		$334,894

Written Options (f) (0.1%) (Premiums $188)		(216)

Other Assets and Liabilities (Net) (23.4%)		(63,609)

Net Assets 100.0%		$271,069

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts at September 30, 2005.
(d)	Securities with an aggregate market value of $1,156 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Futures	Long	06/2006	63	$(35)
Eurodollar September Futures	Long	09/2006	3	(2)
U. S. Treasury 5-Year Note Futures	Long	12/2005	375	(222)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	116	(356)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	9	(1)

				$(616)

(e)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,400	$(9)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$16,400	(100)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		3,100	(14)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		800	(4)

							$(127)

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$900	$0
Bear Stearns & Co., Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	700	1
J.P. Morgan Chase & Co.	General Motors Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	100	0
Morgan Stanley Dean Witter & Co.	Ford Motor Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	700	2
UBS Warburg LLC	General Motors Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	1,800	(3)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	0

						$0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  21

Schedule of Investments (Cont.)

Fundamental IndexPLUS TR Fund

September 30, 2005 (Unaudited)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	541,109	$380
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1 week USD-LIBOR plus 0.035%	06/30/2006	937,703	672
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	1,126,434	877

					$1,929

(f)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	35	$6	$2
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	4	1	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	314	56	10
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	8	2	1
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	17	4	10
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	320	76	145
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	7	3	2
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	8	2	1
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	8	1	2
Put - CME Eurodollar December Futures	95.250	12/18/2006	24	12	17

				$163	$190

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	5,100	$25	$26

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(g) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	EC	11	10/2005	$0	$0	$0
Sell		1	10/2005	0	0	0
Buy		1	11/2005	0	0	0

				$0	$0	$0

22  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%

Banking & Finance 1.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012	$39	$44
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	1,000	1,000
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	900	906

		1,950

Industrials 1.6%

Cox Communications, Inc.
3.950% due 12/14/2007 (a)	500	504
DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)	900	903
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	400	403
Smurfit Capital Funding PLC
6.750% due 11/20/2005	400	402

		2,212

Utilities 0.6%

SBC Communications, Inc.
4.125% due 09/15/2009	500	488
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	225	225
Williams Cos., Inc.
6.375% due 10/01/2010	200	199

		912

Total Corporate Bonds & Notes (Cost $5,073)		5,074

MUNICIPAL BONDS & NOTES 2.9%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	70	73
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	1,020	1,063
5.000% due 03/15/2034	1,020	1,060
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
7.160% due 07/01/2012 (a)	150	177
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026	100	105
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.130% due 06/15/2034 (a)	510	546
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	150	154
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	935

Total Municipal Bonds & Notes (Cost $4,022)		4,113

U.S. GOVERNMENT AGENCIES 61.1%

Fannie Mae
3.500% due 05/25/2009-04/25/2017 (c)	670	667
3.943% due 05/25/2034 (a)	163	163
3.950% due 03/25/2034 (a)	114	114
4.000% due 08/25/2009	1,373	1,370
4.065% due 10/01/2044	730	738
4.080% due 08/25/2030 (a)	367	367
4.198% due 11/01/2034 (a)	1,900	1,881
4.875% due 11/25/2023 (a)	350	353
5.000% due 04/25/2014-10/13/2035 (c)	13,768	13,596
5.035% due 09/01/2031 (a)	6	7
5.344% due 04/25/2024 (a)	345	356
5.500% due 02/01/2024-10/13/2035 (c)	55,085	55,092
5.527% due 07/01/2032 (a)	240	243
6.375% due 10/23/2033 (a)	600	606
Freddie Mac
2.750% due 02/15/2012	1,381	1,371
3.500% due 03/15/2010	1,266	1,262
3.968% due 10/15/2020 (a)	1,561	1,562
4.065% due 10/25/2044 (a)	607	609
4.168% due 05/15/2029 (a)	96	96
5.000% due 09/01/2035	500	490
5.500% due 08/15/2030-05/01/2035 (c)	4,857	4,861
Government National Mortgage Association
4.125% due 11/20/2024 (a)	192	195
4.172% due 03/16/2032 (a)	72	72

Total U.S. Government Agencies (Cost $86,680)		86,071

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013	3,829	3,881
1.875% due 07/15/2015	402	405
U.S. Treasury Bonds
8.750% due 05/15/2017	9,000	12,471
8.875% due 08/15/2017	1,700	2,384
8.125% due 08/15/2019	900	1,229
8.125% due 05/15/2021	3,900	5,427
U.S. Treasury Notes
4.250% due 11/15/2013	1,600	1,594
4.250% due 08/15/2014	6,600	6,561
4.250% due 11/15/2014	3,100	3,079
4.125% due 05/15/2015	3,600	3,539

Total U.S. Treasury Obligations (Cost $40,745)		40,570

MORTGAGE-BACKED SECURITIES 10.3%

Banc of America Large Loan
3.968% due 11/15/2015 (a)	492	493
Bank of America Mortgage Securities
4.280% due 01/25/2034 (a)	350	352
5.000% due 05/25/2034	304	301
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 11/25/2035 (a)	700	696
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	898	902
Countrywide Alternative Loan Trust
4.050% due 10/25/2035 (a)	1,300	1,302
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	38	38
4.110% due 08/25/2034 (a)	274	274
4.150% due 03/25/2035 (a)	860	861
4.120% due 04/25/2035 (a)	963	963
Downey Savings & Loan Association Mortgage Loan Trust
4.961% due 07/19/2044 (a)	596	602
First Horizon Alternative Mortgage Securities
4.509% due 03/25/2035 (a)	823	816
First Republic Mortgage Loan Trust
4.118% due 11/15/2031 (a)	318	320
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	289	290
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	700	692
GSRPM Mortgage Loan Trust
4.530% due 01/25/2032 (a)	59	60
Residential Accredit Loans, Inc.
4.230% due 03/25/2033 (a)	305	305
Residential Asset Securitization Trust
4.230% due 05/25/2033 (a)	522	524
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	1,222	1,222
4.140% due 01/25/2045 (a)	908	910
4.150% due 01/25/2045 (a)	924	924
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)	139	139
3.989% due 01/25/2035 (a)	969	952
4.362% due 05/25/2035 (a)	612	606

Total Mortgage-Backed Securities (Cost $14,569)		14,544

ASSET-BACKED SECURITIES 4.2%

ACE Securities Corp.
3.948% due 10/25/2035 (a)	700	700
Ameriquest Mortgage Securities, Inc.
4.410% due 06/25/2031 (a)	11	11
4.240% due 02/25/2033 (a)	10	10
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	1	1
Bank One Issuance Trust
3.818% due 10/15/2008 (a)	1,000	1,001
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	20	20
3.980% due 10/25/2023 (a)	307	307
3.970% due 06/25/2035 (a)	86	86
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.960% due 10/25/2034 (a)	159	159
4.000% due 11/25/2034 (a)	229	229
GSAMP Trust
4.120% due 03/25/2034 (a)	384	384
4.010% due 10/01/2034 (a)	142	143
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)	142	142
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	47	47
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)	266	266
Quest Trust
4.390% due 06/25/2034 (a)	253	254
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	228	229
Residential Asset Securities Corp.
3.960% due 04/25/2013 (a)	28	29
Saxon Asset Securities Trust
4.230% due 12/25/2032 (a)	8	8
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)	1,000	1,001
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	238	238
Structured Asset Securities Corp.
4.330% due 05/25/2032 (a)	67	67
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)	39	39
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)	100	100
4.000% due 09/25/2034 (a)	423	423

Total Asset-Backed Securities (Cost $5,893)		5,894

SOVEREIGN ISSUES 2.5%

Hong Kong Government International Bond
5.125% due 08/01/2014	500	507
Republic of Brazil
9.760% due 06/29/2009 (a)	440	516
14.500% due 10/15/2009	80	104
8.000% due 01/15/2018	422	448
Republic of Panama
9.625% due 02/08/2011	429	515
Republic of Peru
9.125% due 02/21/2012	437	527
Russian Federation
8.250% due 03/31/2010	240	260
5.000% due 03/31/2030 (a)	20	23

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  23

Schedule of Investments (Cont.)

International StocksPLUS® TR Strategy Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
United Mexican States
10.375% due 02/17/2009		$562	$658

Total Sovereign Issues (Cost $3,445)			3,558

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.8%

Republic of Germany
5.500% due 01/04/2031	EC	700	1,107

Total Foreign Currency-Denominated Issues (Cost $1,100)			1,107

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		217	2
Strike @ 93.750 Exp. 12/19/2005		37	0

Total Purchased Put Options (Cost $3)			2

	Shares
PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		1,750	96

Total Preferred Stock (Cost $87)			96

EXCHANGE-TRADED FUNDS 4.2%

iShares MSCI EAFE Trust		100,236	5,824

Total Exchange-Traded Funds (Cost $5,276)			5,824

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.4%

Commercial Paper 1.5%

Cox Communications, Inc.
3.811% due 01/17/2006		$400	395
Societe Generale N.A.
3.790% due 12/28/2005		1,700	1,683

			2,078

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $451. Repurchase proceeds are $440.)		440	440

U.S. Treasury Bills 1.6%

3.383% due 12/01/2005-12/15/2005 (c)(e)(f)		2,295	2,277

Total Short-Term Instruments (Cost $4,804)			4,795

Total Investments (d) 121.9% (Cost $171,697)			$171,648

Written Options (h) (0.0%) (Premiums $30)			(18)

Other Assets and Liabilities (Net) (21.9%)			(30,840)

Net Assets 100.0%			$140,790

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $3,997 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $1,983 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $293 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	25	$(35)
Eurodollar November Futures	Long	11/2005	49	(25)
Eurodollar December Futures	Long	12/2005	25	(20)
Euro-Bund 10-Year Note Futures	Long	12/2005	2	0
U.S. Treasury 30-Year Bond Futures	Long	12/2005	18	(36)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	Short	12/2005	27	20

				$(96)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	4.500%	09/20/2009	BP	2,200	$(6)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		1,500	(2)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	600	0
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	0
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(48)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$5,800	187
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		7,200	182
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		5,700	147
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		700	26
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,800	(28)

							$400

24  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$500	$7
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	300	(1)
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.260)%	09/20/2010	200	(2)
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.110)%	10/20/2010	100	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Sell	2.000%	12/20/2010	2,100	3
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	2
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(1)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.200)%	10/20/2010	100	(1)

						$9

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	04/12/2006	$1,557	$1,083
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	09/15/2006	742	705

					$1,788

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note November Futures	$108.000	11/22/2005	28	$17	$6

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Goldman Sachs & Co.	3.700	%**	11/14/2005	EC 1,100	$7	$12
Put - OTC 30-Year Interest Rate Swap	Goldman Sachs & Co.	4.200	%*	11/14/2005	1,100	6	0

						$13	$12

*	The Fund will pay a floating rate based on 6-month EC-LIBOR.
**	The Fund will receive a floating rate based on 6-month EC-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value***
U.S. Treasury Note	4.000%	11/15/2012	$400	$400	$401
U.S. Treasury Note	3.875	02/15/2013	600	592	588

				$992	$989

***	Market value includes $10 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	9,146	10/2005	$0	$(152)	$(152)
Sell	BP	19,797	10/2005	685	0	685
Sell	DK	5,083	12/2005	33	0	33
Sell	EC	37,773	10/2005	1,356	0	1,356
Sell	H$	11,671	10/2005	0	(2)	(2)
Sell	JY	3,522,237	10/2005	782	(1)	781
Sell	N$	323	10/2005	0	(1)	(1)
Sell	NK	4,660	12/2005	39	0	39
Buy	S$	1,350	10/2005	0	(10)	(10)
Sell		2,293	02/2006	23	0	23
Sell	SF	11,239	12/2005	464	0	464
Sell	SK	22,430	12/2005	139	0	139

				$3,521	$(166)	$3,355

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  25

Schedule of Investments

RealEstateRealReturn Strategy Fund

September	30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.3%

Banking & Finance 1.8%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$300	$300
Ford Motor Credit Co.
5.800% due 01/12/2009		7,400	6,910
General Motors Acceptance Corp.
8.375% due 07/15/2033		4,900	3,847

			11,057

Industrials 0.5%

DaimlerChrysler NA Holding Corp.
4.314% due 09/10/2007 (a)		3,200	3,209

Total Corporate Bonds & Notes (Cost $14,266)			14,266

MUNICIPAL BONDS & NOTES 0.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	529
6.125% due 06/01/2032		400	424

Total Municipal Bonds & Notes (Cost $787)			953

U.S. GOVERNMENT AGENCIES 5.0%

Fannie Mae
5.000% due 10/13/2035		2,000	1,958
5.500% due 03/01/2034-10/13/2035 (c)		28,200	28,197

Total U.S. Government Agencies (Cost $30,409)			30,155

U.S. TREASURY OBLIGATIONS 100.4%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		20,998	23,133
3.000% due 07/15/2012		93,151	101,396
1.875% due 07/15/2013		27,027	27,399
2.000% due 01/15/2014		26,601	27,163
2.000% due 07/15/2014		117,837	120,411
1.625% due 01/15/2015		62,843	62,116
1.875% due 07/15/2015		2,009	2,028
2.375% due 01/15/2025		85,328	91,314
3.625% due 04/15/2028		65,490	85,708
3.875% due 04/15/2029		48,741	66,737
3.375% due 04/15/2032		1,101	1,456
U.S. Treasury Bond
6.625% due 02/15/2027		1,100	1,397

Total U.S. Treasury Obligations (Cost $607,043)			610,258

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		851	854
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		1,700	1,681

Total Mortgage-Backed Securities (Cost $2,540)			2,535

ASSET-BACKED SECURITIES 0.2%

Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		270	270
Quest Trust
4.010% due 03/25/2035 (a)		239	239
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		300	300
7.904% due 01/09/2006 (a)		300	300
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		20	20

Total Asset-Backed Securities (Cost $1,129)			1,129

SOVEREIGN ISSUES 1.2%
Republic of Brazil
11.000% due 01/11/2012		1,100	1,351
4.313% due 04/15/2012 (a)		494	487
8.000% due 01/15/2018		1,427	1,515
11.000% due 08/17/2040		1,300	1,595
Russian Federation
8.250% due 03/31/2010		500	543
5.000% due 03/31/2030 (a)		1,800	2,073

Total Sovereign Issues (Cost $7,116)			7,564

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.9%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	208	235
Kingdom of Spain
5.750% due 07/30/2032	EC	500	821
Republic of France
3.000% due 07/25/2012 (b)		1,776	2,456
5.750% due 10/25/2032		300	494
Republic of Germany
6.250% due 01/04/2030		500	860
Republic of Italy
2.150% due 09/15/2014 (b)		522	685

Total Foreign Currency-Denominated Issues (Cost $5,740)			5,551

SHORT-TERM INSTRUMENTS 3.2%

Commercial Paper 1.5%

Cox Communications, Inc.
3.871% due 01/17/2006		$800	800
UBS Finance Delaware LLC
3.945% due 01/26/2006		8,200	8,094

			8,894

Repurchase Agreement 0.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $2,420. Repurchase proceeds are $2,371.)		2,370	2,370

U.S. Treasury Bills 1.3%

3.350% due 12/01/2005-12/15/2005 (c)(d)(e)		8,035	7,971

Total Short-Term Instruments (Cost $19,248)			19,235

Total Investments 113.8% (Cost $688,278)			$691,646

Written Options (g) (0.0%) (Premiums $82)			(112)

Other Assets and Liabilities (Net) (13.8%)			(83,658)

Net Assets 100.0%			$607,876

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $6,941 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(e)	Securities with an aggregate market value of $778 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	12/2005	39	$(18)
U. S. Treasury 5-Year Note Futures	Long	12/2005	631	(479)
U.S. Treasury 10-Year Note Futures	Short	12/2005	180	235
U.S. Treasury 30-Year Bond Futures	Short	12/2005	105	331

				$69

(f)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$(744)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	538
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		1,400	4
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,600	(7)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		4,500	(97)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$13,400	431
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		1,000	(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,300	85
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		3,300	106
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,300	23
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		11,200	288
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		10,700	(81)

							$538

26  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$8
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	3
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	2
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	14
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	24
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	8
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	29
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	23
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$170

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	$58	$220
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	84	308

					$528

(g)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	115	$23	$4
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	65	36	56
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	115	23	52

				$82	$112

(h)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Note	4.250%	11/15/2013	$8,200	$8,347	$8,167

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	414	10/2005	$0	$(9)	$(9)
Sell		4,229	10/2005	166	0	166
Buy	JY	532,883	10/2005	0	(144)	(144)
Buy	PZ	133	03/2006	0	0	0
Buy	RR	1,128	03/2006	0	0	0
Buy	SV	1,175	03/2006	0	(1)	(1)

				$166	$(154)	$12

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  27

Schedule of Investments

StocksPLUS® Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.1%

Banking & Finance 6.3%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$900	$900
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	2,900	2,901
Citigroup Global Markets Holdings, Inc.
3.816% due 03/07/2008 (a)	7,100	7,101
Eli Lilly Services, Inc.
3.907% due 09/12/2008 (a)	9,800	9,804
Ford Motor Credit Co.
6.875% due 02/01/2006	2,500	2,510
6.500% due 01/25/2007	1,600	1,602
4.870% due 03/21/2007 (a)	7,800	7,699
7.200% due 06/15/2007	900	906
4.830% due 09/28/2007 (a)	2,600	2,535
4.950% due 01/15/2008	600	571
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	12,600	12,600
6.125% due 02/01/2007	1,900	1,889
Goldman Sachs Group, Inc.
4.120% due 03/30/2007 (a)	2,200	2,203
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	1,400	1,401
NiSource Finance Corp.
7.625% due 11/15/2005	3,400	3,413
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	1,100	1,130
Prudential Financial, Inc.
4.000% due 06/13/2008 (a)	4,400	4,404
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	5,800	5,802
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	2,800	2,800
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	300	301

		72,472

Industrials 3.8%

Cox Communications, Inc.
3.950% due 12/14/2007 (a)	1,300	1,310
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	6,940	6,961
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,132
Electronic Data Systems Corp.
6.334% due 08/17/2006	1,800	1,823
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	633
Fort James Corp.
6.875% due 09/15/2007	2,800	2,898
Georgia-Pacific Corp.
7.500% due 05/15/2006	7,700	7,825
7.375% due 07/15/2008	500	526
HCA, Inc.
7.250% due 05/20/2008	590	614
HJ Heinz Co.
6.189% due 12/01/2005 (a)	7,800	7,821
Host Marriott LP
9.500% due 01/15/2007	150	158
Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,702
La Quinta Corp.
7.000% due 08/15/2007	175	178
MCI, Inc.
7.688% due 05/01/2009	700	728
Tyco International Group S.A.
6.375% due 02/15/2006	2,600	2,618

		43,927

Utilities 4.0%

AT&T Wireless Services, Inc.
7.350% due 03/01/2006	600	607
British Telecom PLC
7.875% due 12/15/2005	5,900	5,940
CMS Energy Corp.
9.875% due 10/15/2007	2,500	2,731
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	3,000	3,001
Hydro-Quebec
4.133% due 09/29/2049 (a)	1,200	1,148
NiSource, Inc.
3.628% due 11/01/2006	1,200	1,187
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,410
Progress Energy, Inc.
6.750% due 03/01/2006	1,000	1,009
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	1,800	1,800
Qwest Corp.
7.120% due 06/15/2013 (a)	3,400	3,553
Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,238
Sprint Capital Corp.
7.125% due 01/30/2006	7,600	7,663
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	5,400	5,455
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	9,050	9,055

		46,797

Total Corporate Bonds & Notes (Cost $163,542)		163,196

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	2,300	2,337

Total Municipal Bonds & Notes (Cost $2,290)		2,337

U.S. GOVERNMENT AGENCIES 11.9%

Fannie Mae
3.651% due 11/28/2035 (a)	878	878
3.799% due 09/22/2006 (a)	6,300	6,298
3.880% due 09/25/2035 (a)	6,243	6,247
3.926% due 04/01/2018 (a)	66	66
3.950% due 03/25/2034 (a)	5,536	5,544
4.100% due 07/01/2018 (a)	293	294
4.230% due 11/25/2032 (a)	3,608	3,626
4.324% due 11/01/2027 (a)	74	75
4.408% due 11/01/2028 (a)	102	102
4.419% due 07/01/2028 (a)	68	69
4.453% due 11/01/2028 (a)	92	92
4.464% due 04/01/2028 (a)	63	63
4.576% due 05/01/2022 (a)	9	10
4.884% due 02/01/2027 (a)	9	9
4.997% due 12/01/2023 (a)	5	5
5.000% due 01/10/2019-04/25/2033 (e)	43,945	43,841
5.103% due 12/01/2036 (a)	2,853	2,853
5.125% due 04/01/2033 (a)	1,564	1,582
5.283% due 09/01/2034 (a)	2,993	2,997
5.500% due 09/01/2033- 06/01/2035 (e)	30,838	30,846
5.658% due 08/01/2029 (a)	52	52
5.996% due 04/25/2020 (a)	7	7
6.000% due 01/01/2017-10/01/2033 (e)	2,312	2,379
6.500% due 09/25/2008-03/25/2023 (c)(e)	67	2
7.000% due 02/01/2015-03/01/2015 (e)	2,328	2,435
7.500% due 09/01/2015-05/01/2016 (e)	1,738	1,839
8.000% due 03/01/2030-07/01/2031 (e)	407	434
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,100	1,018
8.300% due 02/27/2012 (a)	2,400	2,240
Freddie Mac
4.125% due 07/01/2019 (a)	802	813
4.844% due 12/01/2022 (a)	102	104
5.255% due 06/01/2022 (a)	64	65
5.500% due 11/15/2015-08/15/2030 (e)	629	629
5.700% due 02/15/2031	829	830
6.000% due 03/01/2016-10/01/2033(e)	8,353	8,504
6.500% due 10/25/2043	4,033	4,131
8.500% due 04/01/2025-06/01/2025(e)	29	31
Government National Mortgage Association
3.750% due 07/20/2018-07/20/2027 (a)(e)	3,841	3,891
4.125% due 12/20/2022-12/20/2027 (a)(e)	751	765
4.196% due 09/20/2030 (a)	8	8
4.375% due 02/20/2026-02/20/2028 (a)(e)	1,866	1,885
8.000% due 04/20/2030	370	395

Total U.S. Government Agencies (Cost $138,659)		137,954

U.S. TREASURY OBLIGATIONS 1.3%

Treasury Inflation Protected Security (d)
3.625% due 01/15/2008 (h)	14,875	15,750

Total U.S. Treasury Obligations (Cost $15,949)		15,750

MORTGAGE-BACKED SECURITIES 6.5%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	2,749	2,712
Bank Mart
3.689% due 03/01/2019 (a)(k)	1,146	1,102
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,699	1,739
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	446	446
5.349% due 02/25/2033 (a)	521	522
5.071% due 04/25/2033 (a)	1,071	1,052
4.217% due 01/25/2034 (a)	1,777	1,764
4.712% due 01/25/2034 (a)	3,833	3,800
4.750% due 11/25/2035 (a)	11,600	11,540
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	2,846	2,857
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	2,586	2,590
5.240% due 06/25/2032 (a)	194	195
6.247% due 06/25/2032 (a)	208	208
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	56	55
Fund America Investors Corp.
4.610% due 06/25/2023 (a)	26	26
GSR Mortgage Loan Trust
4.180% due 01/25/2034 (a)	772	773
Impac CMB Trust
4.230% due 07/25/2033 (a)	3,246	3,249
4.210% due 10/25/2033 (a)	459	458
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	1,608	1,602
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,566	2,546

28  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Mellon Residential Funding Corp.
4.008% due 06/15/2030 (a)		$7,286	$7,276
Merrill Lynch Mortgage Investors, Inc.
4.785% due 01/25/2029 (a)		4,649	4,724
4.910% due 12/25/2032 (a)		963	944
Prime Mortgage Trust
4.230% due 02/25/2019 (a)		325	325
4.230% due 02/25/2034 (a)		1,307	1,310
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)		10	10
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,150	1,170
Salomon Brothers Mortgage Securities VII, Inc.
5.163% due 12/25/2030 (a)		1,451	1,456
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)		1,526	1,569
Structured Asset Securities Corp.
4.310% due 03/25/2031 (a)		46	46
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		225	225
4.007% due 02/27/2034 (a)		2,997	2,966
4.170% due 11/25/2035 (a)		1,400	1,400
4.265% due 06/25/2042 (a)		5,205	5,256
Washington Mutual, Inc.
3.977% due 11/25/2034 (a)		6,991	6,996

Total Mortgage-Backed Securities (Cost $75,388)			74,909

ASSET-BACKED SECURITIES 5.4%

AAA Trust
3.930% due 11/26/2035 (a)		5,284	5,285
AFC Home Equity Loan Trust
3.980% due 06/25/2028 (a)		910	911
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)		1,800	1,801
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		3,000	3,003
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 05/25/2035 (a)		4,801	4,804
Bear Stearns Asset-Backed Securities, Inc.
3.930% due 03/25/2035 (a)		1,083	1,084
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		1,078	1,079
Chase Funding Mortgage Loan Asset-Backed Certificates
4.200% due 10/25/2032 (a)		693	698
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (a)		3,166	3,169
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		656	662
4.160% due 05/25/2043 (a)		370	370
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)		1,012	1,013
3.960% due 10/25/2034 (a)		876	876
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		2,467	2,470
Household Mortgage Loan Trust
4.146% due 02/21/2033 (a)		1,235	1,239
Impac CMB Trust
4.080% due 04/25/2034 (a)		2,548	2,545
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)		7,239	7,249
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)		1,421	1,422
Novastar Home Equity Loan
4.105% due 04/25/2028 (a)		283	283
Residential Asset Mortgage Products, Inc.
4.080% due 02/25/2034 (a)		6,882	6,895
3.930% due 05/25/2035 (a)		5,407	5,410
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)		1,751	1,756
3.940% due 10/25/2035 (a)		3,600	3,605
SACO I, Inc.
3.910% due 07/25/2035 (a)		3,700	3,705
Securitized Asset-Backed Receivables LLC Trust
3.920% due 03/25/2035 (a)		1,968	1,969

Total Asset-Backed Securities (Cost $63,238)			63,303

SOVEREIGN ISSUES 1.2%

Republic of Brazil
4.250% due 04/15/2006 (a)		1,864	1,868
4.313% due 04/15/2009 (a)		2,824	2,809
4.313% due 04/15/2012 (a)		412	406
8.000% due 01/15/2018		3,600	3,821
United Mexican States
4.830% due 01/13/2009 (a)		4,700	4,786

Total Sovereign Issues (Cost $13,358)			13,690

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.8%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	9,031

Total Foreign Currency-Denominated Issues (Cost $6,668)			9,031

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		647	4
Strike @ 94.375 Exp. 03/16/2006		2,087	0
S&P 500 Index December Futures (CME)
Strike @ 725.000 Exp. 12/16/2005		204	0
Strike @ 825.000 Exp. 12/16/2005		444	13
Strike @ 750.000 Exp. 12/16/2005		700	0

Total Purchased Put Options (Cost $65)			17

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,775

Total Preferred Security (Cost $9,564)			9,775

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		23,800	1,310

Total Preferred Stock (Cost $1,210)			1,310

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 55.7%

Certificates of Deposit 2.8%

Citibank New York N.A.
3.720% due 11/10/2005		$13,000	13,000
3.790% due 12/12/2005		19,000	19,000

			32,000

Commercial Paper 33.9%

Anz National International Ltd.
3.750% due 12/13/2005		10,200	10,118
Barclays U.S. Funding Corp.
3.830% due 12/27/2005		30,500	30,208
BNP Paribas Finance
3.870% due 10/03/2005		5,700	5,700
Carolina Power & Light Co.
3.670% due 10/11/2005		600	600
CDC Commercial Paper, Inc.
3.610% due 11/04/2005		21,500	21,431
3.620% due 11/07/2005		16,200	16,143
Cox Communications, Inc.
3.688% due 01/17/2006		1,200	1,200
Danske Corp.
3.745% due 12/13/2005		30,000	29,760
Florida Power Corp.
3.710% due 11/01/2005		7,400	7,378
Fortis Funding LLC
3.900% due 10/03/2005		8,200	8,200
Freddie Mac
3.254% due 11/01/2005		22,900	22,839
3.310% due 11/03/2005		8,500	8,476
3.579% due 12/12/2005		31,800	31,549
HBOS Treasury Services PLC
3.515% due 10/17/2005		30,000	29,959
Public Service Electric & Gas Co.
3.690% due 11/30/2005		6,100	6,064
Rabobank USA Financial Corp.
3.880% due 10/03/2005		3,400	3,400
3.905% due 12/30/2005		31,200	30,890
Skandinaviska Enskilda Banken AB
3.565% due 10/27/2005		14,200	14,166
3.610% due 11/02/2005		400	399
3.710% due 11/17/2005		5,700	5,674
3.720% due 12/08/2005		14,000	13,896
Societe Generale N.A.
3.770% due 11/01/2005		31,300	31,205
Svenska Handelsbanken, Inc.
3.740% due 12/13/2005		30,000	29,760
UBS Finance Delaware LLC
3.285% due 10/03/2005		600	600
3.860% due 10/03/2005		300	300
3.625% due 10/17/2005		22,400	22,368
3.960% due 01/27/2006		11,300	11,152

			393,435

Repurchase Agreements 14.6%

Credit Suisse First Boston
3.250% due 10/03/2005 ( Dated 09/30/2005. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2006 valued at $64,878. Repurchase proceeds are $63,517.)		63,500	63,500
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $5,439. Repurchase proceeds are $5,334.)		5,332	5,332
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by Treasury Inflation Protected Securities 2.000% due 01/15/2005 valued at $108,217. Repurchase proceeds are $100,027.)		100,000	100,000

			168,832

U.S. Treasury Bills 4.4%

3.409% due 12/01/2005-12/15/2005(e)(g)(h)		51,815	51,419

Total Short-Term Instruments (Cost $645,846)			645,686

Total Investments (f) 98.0% (Cost $1,135,777)			$1,136,958

Written Options (j) (0.0%) (Premiums $219)			(256)

Other Assets and Liabilities (Net) 2.0%			23,197

Net Assets 100.0%			$1,159,899

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  29

Schedule of Investments (Cont.)

StocksPLUS® Fund

September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $16,149 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $1,985 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(h)	Securities with an aggregate market value of $64,938 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	207	$(296)
Eurodollar June Futures	Long	06/2006	1,128	(744)
Eurodollar September Futures	Long	09/2006	170	(137)
Emini S&P 500 Index December Futures	Long	12/2005	8,953	404
Euribor Purchased Put Options Strike @ 92.500	Long	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	Long	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	Long	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	Long	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	Long	12/2005	945	(16)
Euribor Purchased Written Options Strike @ 97.375	Short	12/2005	621	188
S&P 500 Index December Futures	Long	12/2005	1,558	(384)
S&P 500 Index March Futures	Long	03/2006	30	142

				$(890)

(i)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	(10)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	0
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	(109)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(119)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(631)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(223)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$200	1
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		200	1

							$(1,090)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	$2,800	$22
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(6)
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	21
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	15
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	89
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	31
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	70
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	75
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	36

30  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	$2,400	$41
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	42
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	119
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	13

						$570

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	$12	$112
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45	(684)

					$(572)

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	151	$24	$7
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	17	2	1
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	213	33	7
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	35	8	5
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	71	19	43
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	176	44	80
Call - CBOT U.S. Treasury Note January Futures	113.000	12/22/2005	36	7	6
Put - CBOT U.S. Treasury Note January Futures	107.000	12/22/2005	36	7	8
Put - CME Eurodollar December Futures	95.250	12/18/2006	105	53	75

				$197	$232

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP 4,700	$22	$24

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	07/07/1995	$1,149	$1,102	0.10%

(l)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	103,839	10/2005	$4,087	$0	$4,087
Buy		90,442	11/2005	217	0	217
Buy	JY	2,809,070	10/2005	0	(760)	(760)
Sell	N$	11,459	10/2005	0	(54)	(54)

				$4,304	$(814)	$3,490

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  31

Schedule of Investments

StocksPLUS® Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.1%

Banking & Finance 2.7%
American General Finance Corp.
4.000% due 03/23/2007 (a)	$300	$300
American International Group, Inc.
5.050% due 10/01/2015	100	99
BNP Paribas S.A.
5.186% due 06/29/2049 (a)	1,200	1,180
China Development Bank
5.000% due 10/15/2015	100	99
Export-Import Bank of China
4.875% due 07/21/2015	100	98
Ford Motor Credit Co.
6.875% due 02/01/2006	100	100
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	4,200	4,200
HBOS PLC
5.920% due 09/29/2049 (a)	100	98
Petroleum Export Ltd.
5.265% due 06/15/2011	100	100
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	200	198
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	1,100	1,097

		7,569

Industrials 0.0%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11

Utilities 0.4%
Qwest Corp.
7.625% due 06/15/2015	600	616
Ras Laffan LNG III
5.838% due 09/30/2027	300	302

		918

Total Corporate Bonds & Notes (Cost $8,503)		8,498

MUNICIPAL BONDS & NOTES 2.6%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.990% due 01/01/2035 (a)	1,700	1,823
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	20	20
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	100	112
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,040
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,095	3,234
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	30	30
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	626
New York, New York General Obligation Bonds, Series 2005
7.020% due 03/01/2030 (a)	200	214
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	200	206

Total Municipal Bonds & Notes (Cost $6,879)		7,305

U.S. GOVERNMENT AGENCIES 54.6%

Fannie Mae
3.651% due 11/28/2035 (a)	251	251
3.799% due 09/22/2006 (a)	2,100	2,099
3.950% due 03/25/2034 (a)	913	914
4.164% due 05/01/2036 (a)	23	23
4.180% due 03/25/2044 (a)	1,601	1,602
4.230% due 11/25/2032 (a)	134	134
5.000% due 11/01/2017-10/13/2035 (c)	47,856	47,251
5.103% due 12/01/2036 (a)	99	99
5.125% due 04/01/2033 (a)	57	57
5.283% due 09/01/2034 (a)	120	120
5.500% due 05/01/2032-10/13/2035 (c)	94,466	94,500
6.000% due 07/25/2024	56	56
7.000% due 09/01/2013	23	25
8.000% due 12/01/2030	6	7
Freddie Mac
4.018% due 07/15/2016 (a)	1,318	1,319
4.230% due 02/01/2024 (a)	24	25
4.500% due 10/01/2007	69	69
5.000% due 08/15/2013	162	162
5.500% due 08/15/2030	69	69
5.700% due 02/15/2031	12	12
6.000% due 02/15/2030	41	41
8.000% due 01/01/2017	50	54
Government National Mortgage Association
4.375% due 03/20/2027 (a)	7	7
8.000% due 02/15/2030	3	3
Small Business Administration
4.750% due 07/01/2025	1,321	1,313
5.520% due 06/01/2024	1,520	1,572

Total U.S. Government Agencies (Cost $152,920)		151,784

U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Bonds
7.875% due 02/15/2021	2,000	2,721
8.125% due 05/15/2021	800	1,113
6.000% due 02/15/2026	1,300	1,534
6.625% due 02/15/2027	300	381
5.500% due 08/15/2028	500	562
U.S. Treasury Notes
3.500% due 02/15/2010	500	486
4.250% due 08/15/2015	1,800	1,789

Total U.S. Treasury Obligations (Cost $8,764)		8,586

MORTGAGE-BACKED SECURITIES 4.0%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	663	655
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	283	290
6.500% due 09/25/2033	82	83
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033 (a)	1	1
5.071% due 04/25/2033 (a)	10	10
4.217% due 01/25/2034 (a)	113	112
4.712% due 01/25/2034 (a)	267	265
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	1,975	1,985
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	259	260
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	567	566
CS First Boston Mortgage Securities Corp.
5.730% due 05/25/2032 (a)	4	4
5.659% due 10/25/2032 (a)	1,306	1,315
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
3.420% due 06/25/2034 (a)	1,718	1,687
Impac CMB Trust
4.230% due 07/25/2033 (a)	149	149
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	1,403	1,398
MASTR Asset Securitization Trust
5.500% due 09/25/2033	45	45
Merrill Lynch Mortgage Investors, Inc.
4.785% due 01/25/2029 (a)	481	489
4.910% due 12/25/2032 (a)	25	24
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	2	2
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	36	36
4.230% due 02/25/2034 (a)	182	182
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018 (a)	953	919
Structured Asset Securities Corp.
4.330% due 11/25/2033 (a)	25	25
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	1	1
5.375% due 02/25/2033 (a)	3	3
4.007% due 02/27/2034 (a)	99	98
4.170% due 11/25/2035 (a)	300	300
4.137% due 08/25/2042 (a)	273	273

Total Mortgage-Backed Securities (Cost $11,286)		11,179

ASSET-BACKED SECURITIES 4.1%

AAA Trust
3.930% due 11/26/2035 (a)	1,306	1,306
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	72	72
Accredited Mortgage Loan Trust
3.791% due 01/25/2035 (a)	829	829
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	18	18
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 09/25/2034 (a)	263	263
3.990% due 05/25/2035 (a)	1,286	1,287
Capital Auto Receivables Asset Trust
3.778% due 06/15/2006 (a)	43	43
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	270	270
Countrywide Asset-Backed Certificates
4.070% due 12/25/2031 (a)	261	261
Credit-Based Asset Servicing & Securitization LLC
4.080% due 09/25/2033 (a)	238	238
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)	32	33
GSAMP Trust
4.020% due 10/25/2033 (a)	742	743
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)	526	527
Impac CMB Trust
4.080% due 04/25/2034 (a)	409	409
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	457	457
4.170% due 09/25/2033 (a)	501	503
4.080% due 02/25/2034 (a)	1,084	1,086
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	431	431
3.630% due 04/26/2010 (a)	795	795

32  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Specialty Underwriting & Residential Finance
4.160% due 11/25/2034 (a)		$1,193	$1,196
Structured Asset Securities Corp.
4.280% due 02/25/2033 (a)		78	78
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)		625	625

Total Asset-Backed Securities (Cost $11,459)			11,470

SOVEREIGN ISSUES 5.0%

Republic of Brazil
4.250% due 04/15/2006 (a)		176	176
4.313% due 04/15/2009 (a)		800	796
9.760% due 06/29/2009 (a)		100	118
4.313% due 04/15/2012 (a)		2,635	2,600
7.875% due 03/07/2015		3,000	3,120
8.000% due 01/15/2018		2,200	2,335
Russian Federation
8.250% due 03/31/2010		2,400	2,605
5.000% due 03/31/2030 (a)		1,800	2,073
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $13,336)			13,844

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.4%

Commonwealth of Canada
5.750% due 06/01/2033	C$	500	537
3.000% due 12/01/2036 (b)		208	236
Ford Motor Credit Co.
6.750% due 01/14/2008	EC	200	247

Total Foreign Currency-Denominated Issues (Cost $915)			1,020

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 94.375 Exp. 03/13/2006		208	0
Strike @ 93.750 Exp. 03/13/2006		580	4
Strike @ 92.750 Exp. 03/13/2006		214	3
S&P 500 Index December Futures (CME)
Strike @ 725.000 Exp. 12/16/2005		248	0
Strike @ 825.000 Exp. 12/16/2005		131	4
Strike @ 750.000 Exp. 12/16/2005		300	0
U.S. Treasury Bond 30-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 103.000 Exp. 11/22/2005		102	1
U.S. Treasury Note 5-Year Futures (CBOT)
6.000% due 12/31/2005
Strike @ 102.500 Exp. 11/22/2005		277	4

Total Purchased Put Options (Cost $36)			16

	Shares
PREFERRED SECURITY 0.3%

DG Funding Trust
3.360% due 12/29/2049 (a)		90	963

Total Preferred Security (Cost $948)			963

	Shares
PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		8,500	468

Total Preferred Stock (Cost $432)			468

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 35.0%

Commercial Paper 15.8%
Carolina Power & Light Co.
3.670% due 10/11/2005		$200	200
Cox Communications, Inc.
3.871% due 01/17/2006		450	450
ForeningsSparbanken AB
3.740% due 10/24/2005		1,600	1,597
3.910% due 12/22/2005		3,900	3,865
Fortis Funding LLC
3.900% due 10/03/2005		7,600	7,600
Rabobank USA Financial Corp.
3.880% due 10/03/2005		7,600	7,600
Societe Generale N.A.
3.780% due 12/23/2005		1,300	1,288
3.790% due 12/28/2005		3,400	3,367
TotalFinaElf Capital S.A.
3.780% due 10/07/2005		7,600	7,597
UBS Finance Delaware LLC
3.860% due 10/03/2005		100	100
3.800% due 01/12/2006		1,800	1,780
3.945% due 01/26/2006		5,900	5,823
3.975% due 01/30/2006		600	592
Westpac Trust Securities NZ Ltd. London
3.780% due 12/22/2005		2,000	1,982

			43,841

Repurchase Agreements 12.0%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.500%-4.000% due 09/30/2007-02/15/2010 valued at $30,824. Repurchase proceeds are $30,108.)		30,100	30,100
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.180% due 01/30/2006 valued at $3,448. Repurchase proceeds are $3,378.)		3,377	3,377

			33,477

U.S. Treasury Bills 7.2%

3.382% due 12/01/2005-12/15/2005 (c)(e)(f)		20,110	19,947

Total Short-Term Instruments (Cost $97,300)			97,265

Total Investments (d) 112.4% (Cost $312,778)			$312,398

Written Options (h) (0.0%) (Premiums $93)			(103)

Other Assets and Liabilities (Net) (12.4%)			(34,474)

Net Assets 100.0%			$277,821

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,122 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $19,203 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	386	$(471)
Eurodollar June Futures	Long	06/2006	548	(331)
Eurodollar September Futures	Long	09/2006	32	(32)
Emini S&P 500 Index December Futures	Long	12/2005	276	63
Euribor Purchased Put Options Strike @ 92.000	Long	12/2005	41	(1)
Euribor Purchased Put Options Strike @ 93.000	Long	12/2005	40	(1)
S&P 500 Index December Futures	Long	12/2005	790	170
U.S. Treasury 30-Year Bond Futures	Long	12/2005	50	(117)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 95.500	Short	12/2006	9	(1)

				$(721)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  33

Schedule of Investments (Cont.)

StocksPLUS® Total Return Fund

September 30, 2005 (Unaudited)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	11,000	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		5,900	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	500	10
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,100	(5)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(96)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(58)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$9,600	(48)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		11,200	(68)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,400	(8)

							$(273)

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$2,800	$38
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	10
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	2,800	34
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,300	22
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	500	6
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	500	0

						$110

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total	Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	$9	$(130)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	37	$6	$2
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	4	1	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	72	11	2
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	8	2	1
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	17	4	11
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	77	20	35
Put - CBOT U.S. Treasury Note November Futures	108.000	11/22/2005	14	6	3
Call - CBOT U.S. Treasury Note January Futures	113.000	12/22/2005	9	2	2
Put - CBOT U.S. Treasury Note January Futures	107.000	12/22/2005	9	2	2
Put - CME Eurodollar December Futures	95.250	12/18/2006	25	13	18

				$67	$76

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP 5,400	$26	$27

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

34  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	825	10/2005	$0	$(16)	$(16)
Buy	CP	104,046	02/2006	3	0	3
Buy	EC	1,535	10/2005	0	(50)	(50)
Sell		43,685	10/2005	1,720	0	1,720
Buy		33,471	11/2005	80	0	80
Buy	JY	764,456	10/2005	0	(207)	(207)
Buy	KW	71,100	02/2006	0	(2)	(2)
Buy		118,000	03/2006	0	(2)	(2)
Buy	MP	1,123	03/2006	1	0	1
Buy	PN	209	02/2006	0	(2)	(2)
Buy		245	03/2006	0	(1)	(1)
Buy	PZ	192	02/2006	1	0	1
Buy		199	03/2006	0	(1)	(1)
Buy	RP	4,721	03/2006	0	0	0
Buy	RR	1,740	02/2006	0	0	0
Buy		3,058	03/2006	0	0	0
Buy	S$	105	02/2006	0	(1)	(1)
Buy		171	03/2006	0	(1)	(1)
Buy	SV	4,324	03/2006	0	(2)	(2)
Buy	T$	2,030	02/2006	0	(2)	(2)
Buy		3,331	03/2006	0	0	0

				$1,805	$(287)	$1,518

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  35

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
All Asset Fund

Class A
09/30/2005+	$12.60	$0.24	$0.50	$0.74	$(0.22)	$0.00	$0.00
03/31/2005	12.78	0.81	(0.22)	0.59	(0.70)	(0.07)	0.00
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)	0.00
Class B
09/30/2005+	12.54	0.19	0.50	0.69	(0.17)	0.00	0.00
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)	0.00
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)	0.00
Class C
09/30/2005+	12.54	0.19	0.49	0.68	(0.18)	0.00	0.00
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)	0.00
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)	0.00

All Asset All Authority Fund

Class A
07/29/2005 - 09/30/2005+	$10.96	$0.12	$0.12	$0.24	$(0.09)	$0.00	$0.00
Class C
07/29/2005 - 09/30/2005+	10.96	0.09	0.13	0.22	(0.09)	0.00	0.00

CommodityRealReturn Strategy Fund®

Class A
09/30/2005+	$16.22	$0.35	$1.67	$2.02	$(0.66)	$0.00	$0.00
03/31/2005	15.65	0.38	1.14	1.52	(0.77)	(0.18)	0.00
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.15	1.26	1.41	(0.77)	0.00	0.00
Class B
09/30/2005+	16.14	0.29	1.66	1.95	(0.61)	0.00	0.00
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)	0.00
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00	0.00
Class C
09/30/2005+	16.12	0.29	1.66	1.95	(0.61)	0.00	0.00
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)	0.00
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00	0.00

Fundamental IndexPLUS TR Fund

Class A
06/30/2005 - 09/30/2005+	$10.00	$0.07	$0.17	$0.24	$(0.01)	$0.00	$0.00
Class C
06/30/2005 - 09/30/2005+	10.00	0.05	0.18	0.23	0.00	0.00	0.00

International StocksPLUS® TR Strategy Fund

Class A
09/30/2005+	$10.39	$0.15	$1.67	$1.82	$(0.04)	$0.00	$0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.04)	(0.34)	(0.15)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00	0.00
Class B
09/30/2005+	10.33	0.11	1.66	1.77	(0.02)	0.00	0.00
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)	(0.15)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00	0.00

36  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
All Asset Fund

Class A
09/30/2005+	$(0.22)	$13.12	5.86%	$1,451,218	0.89	%*(c)	3.67	%*	42%
03/31/2005	(0.77)	12.60	4.66	907,980	0.86	(c)	6.42		92
04/30/2003 - 03/31/2004	(0.54)	12.78	17.22	333,578	0.87	*(c)	6.41	*	99
Class B
09/30/2005+	(0.17)	13.06	5.55	284,038	1.64	*(d)	2.90	*	42
03/31/2005	(0.69)	12.54	3.90	194,889	1.61	(d)	5.56		92
04/30/2003 - 03/31/2004	(0.49)	12.73	16.32	86,963	1.62	*(d)	5.95	*	99
Class C
09/30/2005+	(0.18)	13.04	5.41	1,308,246	1.64	*(d)	2.93	*	42
03/31/2005	(0.69)	12.54	3.94	777,105	1.61	(d)	5.66		92
04/30/2003 - 03/31/2004	(0.49)	12.73	16.37	290,297	1.62	*(d)	5.64	*	99

All Asset All Authority Fund

Class A
07/29/2005 - 09/30/2005+	$(0.09)	$11.11	2.17%	$44,786	2.91	%*(k)	6.28	%*	52%
Class C
07/29/2005 - 09/30/2005+	(0.09)	11.09	1.96	11,721	3.64	*(l)	5.15	*	52

CommodityRealReturn Strategy Fund®

Class A
09/30/2005+	$(0.66)	$17.58	12.67%	$2,561,717	1.24	%*	4.37	%*	110%
03/31/2005	(0.95)	16.22	10.37	1,864,428	1.24		2.47		264
03/31/2004	(1.53)	15.65	44.77	912,154	1.24		1.50		290
11/29/2002 - 03/31/2003	(0.77)	12.02	12.64	22,380	1.24	*(e)	(35.36	)*	492
Class B
09/30/2005+	(0.61)	17.48	12.23	348,008	1.99	*	3.66	*	110
03/31/2005	(0.84)	16.14	9.53	287,035	1.99		1.75		264
03/31/2004	(1.46)	15.59	43.77	145,122	1.99		0.80		290
11/29/2002 - 03/31/2003	(0.76)	12.00	12.44	5,858	1.99	*(f)	(37.16	)*	492
Class C
09/30/2005+	(0.61)	17.46	12.25	1,582,348	1.99	*	3.65	*	110
03/31/2005	(0.84)	16.12	9.53	1,253,299	1.99		1.77		264
03/31/2004	(1.47)	15.57	43.76	685,963	1.99		0.70		290
11/29/2002 - 03/31/2003	(0.76)	12.00	12.42	9,258	1.99	*(g)	(38.45	)*	492

Fundamental IndexPLUS TR Fund

Class A
06/30/2005 - 09/30/2005+	$(0.01)	$10.23	2.36%	$2,415	1.14	%*	2.91	%*	25%
Class C
06/30/2005 - 09/30/2005+	0.00	10.23	2.31	846	1.90	*(b)	2.16	*	25

International StocksPLUS® TR Strategy Fund

Class A
09/30/2005+	$(0.04)	$12.17	17.54%	$9,547	1.36	%*(m)	2.66	%*	377%
03/31/2005	(1.53)	10.39	9.70	2,643	1.35		0.91		666
10/30/2003 - 03/31/2004	(0.26)	10.76	10.31	229	1.35	*(h)	5.91	*	41
Class B
09/30/2005+	(0.02)	12.08	17.15	5,539	2.11	*(j)	1.89	*	377
03/31/2005	(1.50)	10.33	8.83	1,952	2.10		0.29		666
10/30/2003 - 03/31/2004	(0.23)	10.76	10.00	79	2.10	*(i)	7.07	*	41

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.89%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.
(j)	Ratio of expenses to average net assets excluding interest expense is 2.10%.
(k)	Ratio of expenses to average net assets excluding line of credit expense is 0.95%.
(l)	Ratio of expenses to average net assets excluding line of credit expense is 1.70%.
(m)	Ratio of expenses to average net assets excluding interest expense is 1.35%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  37

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
International StocksPLUS® TR Strategy Fund (Cont.)

Class C
09/30/2005+	$10.33	$0.11	$1.67	$1.78	$(0.02)	$0.00	$0.00
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)	(0.15)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00	0.00

RealEstateRealReturn Strategy Fund

Class A
09/30/2005+	$9.26	$0.24	$1.69	$1.93	$(0.07)	$0.00	$0.00
03/31/2005	11.95	0.26	1.29	1.55	(3.95)	(0.22)	(0.07)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00	0.00
Class B
09/30/2005+	9.20	0.19	1.68	1.87	(0.04)	0.00	0.00
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)	(0.07)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00	0.00
Class C
09/30/2005+	9.20	0.19	1.68	1.87	(0.04)	0.00	0.00
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)	(0.07)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00	0.00

StocksPLUS® Fund

Class A
09/30/2005+	$9.48	$0.12	$0.26	$0.38	$(0.11)	$0.00	$0.00
03/31/2005	9.47	0.10	0.40	0.50	(0.49)	0.00	0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00	0.00
03/31/2003	9.97	0.18	(2.45)	(2.27)	(0.12)	0.00	0.00
03/31/2002	10.10	0.38	(0.29)	0.09	(0.22)	0.00	0.00
03/31/2001	14.06	0.77	(3.58)	(2.81)	(0.24)	(0.91)	0.00
Class B
09/30/2005+	9.27	0.08	0.26	0.34	(0.07)	0.00	0.00
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00	0.00
03/31/2003	9.83	0.12	(2.41)	(2.29)	(0.10)	0.00	0.00
03/31/2002	9.98	0.31	(0.29)	0.02	(0.17)	0.00	0.00
03/31/2001	13.96	0.68	(3.56)	(2.88)	(0.19)	(0.91)	0.00
Class C
09/30/2005+	9.35	0.09	0.27	0.36	(0.09)	0.00	0.00
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00	0.00
03/31/2003	9.88	0.14	(2.42)	(2.28)	(0.11)	0.00	0.00
03/31/2002	10.03	0.33	(0.29)	0.04	(0.19)	0.00	0.00
03/31/2001	14.00	0.71	(3.57)	(2.86)	(0.20)	(0.91)	0.00

StocksPLUS® Total Return Fund

Class A
09/30/2005+	$12.40	$0.18	$0.55	$0.73	$(0.16)	$0.00	$0.00
03/31/2005	12.16	0.11	0.66	0.77	(0.11)	(0.42)	0.00
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)	0.00
Class B
09/30/2005+	12.26	0.13	0.55	0.68	(0.12)	0.00	0.00
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)	0.00
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)	0.00
Class C
09/30/2005+	12.27	0.13	0.54	0.67	(0.11)	0.00	0.00
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)	0.00
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)	0.00

38  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
International StocksPLUS® TR Strategy Fund (Cont.)

Class C
09/30/2005+	$(0.02)	$12.09	17.27%	$6,419	2.11	%*(e)	1.89	%*	377%
03/31/2005	(1.49)	10.33	8.92	2,397	2.10		0.04		666
10/30/2003 - 03/31/2004	(0.25)	10.74	9.99	832	2.10	*(d)	8.06	*	41

RealEstateRealReturn Strategy Fund

Class A
09/30/2005+	$(0.07)	$11.12	20.91%	$35,742	1.24	%*	4.53	%*	143%
03/31/2005	(4.24)	9.26	10.22	21,648	1.24		2.40		510
10/30/2003 - 03/31/2004	(0.84)	11.95	29.25	9,791	1.24	*(f)	35.36	*	158
Class B
09/30/2005+	(0.04)	11.03	20.35	12,444	1.99	*	3.66	*	143
03/31/2005	(4.19)	9.20	9.29	7,407	1.99		1.50		510
10/30/2003 - 03/31/2004	(0.82)	11.94	28.97	3,280	1.99	*(b)	37.52	*	158
Class C
09/30/2005+	(0.04)	11.03	20.34	23,413	1.99	*	3.67	*	143
03/31/2005	(4.19)	9.20	9.33	14,311	1.99		1.61		510
10/30/2003 - 03/31/2004	(0.83)	11.93	28.90	6,193	1.99	*(g)	33.81	*	158

StocksPLUS® Fund

Class A
09/30/2005+	$(0.11)	$9.75	4.03%	$141,601	1.05	%*	2.50	%*	201%
03/31/2005	(0.49)	9.48	5.39	144,810	1.05		1.05		371
03/31/2004	(0.70)	9.47	34.40	125,955	1.05		0.67		287
03/31/2003	(0.12)	7.58	(22.82)	78,753	1.05		2.19		282
03/31/2002	(0.22)	9.97	0.86	107,085	1.06	(c)	3.79		455
03/31/2001	(1.15)	10.10	(21.31)	108,332	1.05		6.09		270
Class B
09/30/2005+	(0.07)	9.54	3.71	79,009	1.80	*	1.74	*	201
03/31/2005	(0.42)	9.27	4.46	101,416	1.80		0.23		371
03/31/2004	(0.63)	9.28	33.43	142,897	1.80		(0.08)		287
03/31/2003	(0.10)	7.44	(23.32)	116,047	1.80		1.50		282
03/31/2002	(0.17)	9.83	0.13	200,010	1.81	(i)	3.12		455
03/31/2001	(1.10)	9.98	(21.91)	240,913	1.80		5.34		270
Class C
09/30/2005+	(0.09)	9.62	3.83	122,274	1.55	*	1.99	*	201
03/31/2005	(0.44)	9.35	4.82	133,950	1.55		0.51		371
03/31/2004	(0.65)	9.35	33.78	152,375	1.55		0.18		287
03/31/2003	(0.11)	7.49	(23.14)	116,803	1.55		1.73		282
03/31/2002	(0.19)	9.88	0.31	187,100	1.56	(h)	3.33		455
03/31/2001	(1.11)	10.03	(21.66)	207,945	1.55		5.57		270

StocksPLUS® Total Return Fund

Class A
09/30/2005+	$(0.16)	$12.97	5.87%	$39,960	1.19	%*	2.76	%*	211%
03/31/2005	(0.53)	12.40	6.24	40,704	1.19	(k)	0.89		414
07/31/2003 - 03/31/2004	(0.42)	12.16	17.28	29,621	1.19	*(k)	0.20	*	282
Class B
09/30/2005+	(0.12)	12.82	5.51	18,006	1.94	*	2.01	*	211
03/31/2005	(0.48)	12.26	5.42	15,881	1.94	(l)	0.16		414
07/31/2003 - 03/31/2004	(0.40)	12.07	16.28	10,505	1.92	*(j)	(0.54	)*	282
Class C
09/30/2005+	(0.11)	12.83	5.47	29,854	1.94	*	2.00	*	211
03/31/2005	0.48	12.27	5.41	29,975	1.94	(l)	0.16		414
07/31/2003 - 03/31/2004	(0.40)	12.08	16.40	23,048	1.92	*(j)	(0.54	)*	282

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.
(e)	Ratio of expenses to average net assets excluding interest expense is 2.10%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%
(h)	Ratio of expenses to average net assets excluding interest expense is 1.55%.
(i)	Ratio of expenses to average net assets excluding interest expense is 1.80%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  39

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund®	Fundamental IndexPLUS TR Fund
Assets:

Investments, at value	$0	$0	$13,257,610	$334,894
Investments in Affiliates, at value	8,881,430	431,175	0	0
Repurchase agreements, at value	0	0	0	0
Cash	0	1	1,589	519
Foreign currency, at value	0	0	3,462	16
Receivable for investments sold	0	0	469,059	12
Receivable for investments in Affiliates sold	0	546	0	0
Receivable for investments sold on delayed-delivery basis	0	0	192,540	0
Unrealized appreciation on forward foreign currency contracts	0	0	9,724	0
Receivable for Fund shares sold	52,859	11,643	49,160	341
Interest and dividends receivable	0	0	83,900	575
Interest and dividends receivable from Affiliates	30,148	1,271	0	0
Variation margin receivable	0	0	0	0
Manager reimbursement receivable	75	0	0	0
Swap premiums paid	0	0	4,881	2
Unrealized appreciation on swap agreements	0	0	454,341	1,932
Other assets	0	4	0	38

	8,964,512	444,640	14,526,266	338,329

Liabilities:

Payable for investments purchased	$0	$0	$1,404,239	$54,507
Payable for investments in Affiliates purchased	46,115	5,414	0	0
Payable for investments purchased on delayed-delivery basis	0	0	1,195,259	11,613
Unrealized depreciation on forward foreign currency contracts	0	0	2,977	0
Payable for short sales	0	0	190,361	0
Written options outstanding	0	0	1,721	216
Payable for Fund shares redeemed	11,440	0	14,651	0
Accrued investment advisory fee	1,507	61	4,765	116
Accrued administration fee	1,512	20	3,686	59
Accrued distribution fee	1,018	4	1,221	0
Accrued servicing fee	716	5	1,255	1
Variation margin payable	0	0	1,456	150
Recoupment payable to Manager	0	5	0	0
Swap premiums received	0	0	54,612	468
Unrealized depreciation on swap agreements	0	0	6,758	130
Payable for line of credit	0	111,928	0	0
Other liabilities	0	0	3,205	0

	62,308	117,437	2,886,166	67,260

Net Assets	$8,902,204	$327,203	$11,640,100	$271,069

Net Assets Consist of:

Paid in capital	$8,566,962	$319,564	$9,982,538	$266,136
Undistributed (overdistributed) net investment income	8,211	483	416,581	1,511
Accumulated undistributed net realized gain (loss)	30,703	(33)	759,261	2,875
Net unrealized appreciation (depreciation)	296,328	7,189	481,720	547

	$8,902,204	$327,203	$11,640,100	$271,069

Net Assets:

Class A	$1,451,218	$44,786	$2,561,717	$2,415
Class B	284,038	0	348,008	0
Class C	1,308,246	11,721	1,582,348	846
Other Classes	5,858,702	270,696	7,148,027	267,808

Shares Issued and Outstanding:

Class A	110,606	4,033	145,700	236
Class B	21,756	0	19,907	0
Class C	100,304	1,057	90,623	83

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$13.12	$11.11	$17.58	$10.23
Class B	13.06	0.00	17.48	0.00
Class C	13.04	11.09	17.46	10.23

Cost of Investments Owned	$0	$0	$13,220,525	$335,505

Cost of Investments in Affiliates Owned	$8,585,102	$423,986	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$3,472	$16

Proceeds Received on Short Sales	$0	$0	$190,392	$0

Premiums Received on Written Options	$0	$0	$1,245	$188

40  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands, except per share amounts	International StocksPLUS® TR Strategy Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund
Assets:

Investments, at value	$171,648	$691,646	$968,126	$278,921
Investments in Affiliates, at value	0	0	0	0
Repurchase agreements, at value	0	0	168,832	33,477
Cash	363	56	1,307	280
Foreign currency, at value	77	162	12,739	4,555
Receivable for investments sold	14,366	4	30,390	4,901
Receivable for investments in Affiliates sold	0	0	0	0
Receivable for investments sold on delayed-delivery basis	1,123	8,347	0	0
Unrealized appreciation on forward foreign currency contracts	3,521	166	4,304	1,805
Receivable for Fund shares sold	831	654	18,638	433
Interest and dividends receivable	1,116	4,733	3,548	1,047
Interest and dividends receivable from Affiliates	0	0	0	0
Variation margin receivable	0	73	8,289	569
Manager reimbursement receivable	0	0	0	0
Swap premiums paid	2	15	16	112
Unrealized appreciation on swap agreements	2,344	2,173	690	120
Other assets	10	0	0	0

	195,401	708,029	1,216,879	326,220

Liabilities:

Payable for investments purchased	$46,040	$19,793	$29,949	$44,297
Payable for investments in Affiliates purchased	0	0	0	0
Payable for investments purchased on delayed-delivery basis	6,024	67,066	13,011	2,110
Unrealized depreciation on forward foreign currency contracts	166	154	814	287
Payable for short sales	989	8,167	0	0
Written options outstanding	18	112	256	103
Payable for Fund shares redeemed	127	672	3,213	103
Accrued investment advisory fee	65	268	400	120
Accrued administration fee	40	155	300	77
Accrued distribution fee	7	24	131	32
Accrued servicing fee	5	19	80	20
Variation margin payable	22	147	6,548	255
Recoupment payable to Manager	3	8	0	0
Swap premiums received	958	2,450	496	582
Unrealized depreciation on swap agreements	147	937	1,782	413
Payable for line of credit	0	0	0	0
Other liabilities	0	181	0	0

	54,611	100,153	56,980	48,399

Net Assets	$140,790	$607,876	$1,159,899	$277,821

Net Assets Consist of:

Paid in capital	$125,663	$477,951	$1,360,429	$244,943
Undistributed (overdistributed) net investment income	(262)	18,791	10,373	11,289
Accumulated undistributed net realized gain (loss)	9,959	106,475	(213,404)	21,629
Net unrealized appreciation (depreciation)	5,430	4,659	2,501	(40)

	$140,790	$607,876	$1,159,899	$277,821

Net Assets:

Class A	$9,547	$35,742	$141,601	$39,960
Class B	5,539	12,444	79,009	18,006
Class C	6,419	23,413	122,274	29,854
Other Classes	119,285	536,277	817,015	190,001

Shares Issued and Outstanding:

Class A	784	3,215	14,524	3,080
Class B	459	1,128	8,281	1,404
Class C	531	2,122	12,714	2,327

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$12.17	$11.12	$9.75	$12.97
Class B	12.08	11.03	9.54	12.82
Class C	12.09	11.03	9.62	12.83

Cost of Investments Owned	$171,697	$688,278	$966,945	$279,301

Cost of Investments in Affiliates Owned	$0	$0	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$168,832	$33,477

Cost of Foreign Currency Held	$79	$165	$12,887	$4,694

Proceeds Received on Short Sales	$992	$8,347	$0	$0

Premiums Received on Written Options	$30	$82	$219	$93

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  41

Statements of Operations

	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund®	Fundamental IndexPLUS TR Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Period from June 30, 2005 to September 30, 2005 (Unaudited)
Investment Income:

Interest	$298	$120	$267,935	$2,075
Dividends	0	0	0	0
Dividends from Affiliate investments	165,573	6,004	0	0
Miscellaneous income	76	4	9	0

Total Income	165,947	6,128	267,944	2,075

Expenses:

Investment advisory fees	7,354	265	23,696	280
Administration fees	7,300	61	18,412	143
Distribution fees - Class B	905	0	1,135	0
Distribution fees - Class C	3,877	4	5,053	0
Servicing fees - Class A	1,478	4	2,689	0
Servicing fees - Class B	302	0	378	0
Servicing fees - Class C	1,292	1	1,684	0
Distribution and/or servicing fees - Other Classes	423	0	1,687	0
Trustees’ fees	0	0	11	0
Interest expense/Line of credit expense	0	1,666	25	2
Miscellaneous expense	0	5	5	0

Total Expenses	22,931	2,006	54,775	425

Reimbursement by Manager	(507)	0	0	0

Net Expenses	22,424	2,006	54,775	425

Net Investment Income	143,523	4,122	213,169	1,650

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	0	0	30,219	(9)
Net realized gain on Affiliate investments	35,018	1,705	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	0	753,393	2,884
Net realized gain (loss) on foreign currency transactions	0	0	(2,418)	0
Net change in unrealized appreciation (depreciation) on investments	0	0	(19,901)	(611)
Net change in unrealized appreciation on Affiliate investments	236,409	7,457	0	0
Net change in unrealized appreciation on futures contracts, options and swaps	0	0	371,817	1,158
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	5,452	0

Net Gain	271,427	9,162	1,138,562	3,422

Net Increase in Net Assets Resulting from Operations	$414,950	$13,284	$1,351,731	$5,072

42  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	International StocksPLUS® TR Strategy Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)	Six Months Ended September 30, 2005 (Unaudited)
Investment Income:

Interest	$2,489	$20,510	$20,850	$6,237
Dividends	6	0	279	42
Dividends from Affiliate investments	0	0	0	0
Miscellaneous income	0	6	12	3

Total Income	2,495	20,516	21,141	6,282

Expenses:

Investment advisory fees	353	1,699	2,404	789
Administration fees	210	957	1,790	491
Distribution fees - Class B	14	40	340	63
Distribution fees - Class C	15	75	326	111
Servicing fees - Class A	7	37	180	51
Servicing fees - Class B	5	13	113	21
Servicing fees - Class C	5	25	163	37
Distribution and/or servicing fees - Other Classes	1	14	166	2
Trustees’ fees	0	1	1	0
Interest expense/Line of credit expense	5	0	0	0
Miscellaneous expense	3	8	2	1

Total Expenses	618	2,869	5,485	1,566

Reimbursement by Manager	0	0	0	0

Net Expenses	618	2,869	5,485	1,566

Net Investment Income	1,877	17,647	15,656	4,716

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	375	5,599	(5,897)	2,568
Net realized gain on Affiliate investments	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	2,062	104,090	4,889	(1,683)
Net realized gain (loss) on foreign currency transactions	8,782	128	(79)	(1,152)
Net change in unrealized appreciation (depreciation) on investments	222	(2,974)	(2,370)	64
Net change in unrealized appreciation on Affiliate investments	0	0	0	0
Net change in unrealized appreciation on futures contracts, options and swaps	7,765	6,366	32,578	10,878
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,578)	(20)	(563)	1,164

Net Gain	17,628	113,189	28,558	11,839

Net Increase in Net Assets Resulting from Operations	$19,505	$130,836	$44,214	$16,555

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  43

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		CommodityRealReturn Strategy Fund®		Fundamental IndexPLUS TR Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Period from June 30, 2005 to September 30, 2005 (Unaudited)
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$143,523	$239,263	$4,122	$6,361	$213,169	$141,892	$1,650
Net realized gain (loss)	0	0	0	0	781,194	676,244	2,875
Net realized gain (loss) on Affiliate investments	35,018	(5,021)	1,705	(1,884)	0	0	0
Net capital gain distributions received from Underlying Funds	0	14,957	0	358	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	357,368	(67,421)	547
Net change in unrealized appreciation (depreciation) on Affiliate investments	236,409	(22,432)	7,457	(1,768)	0	0	0

Net increase resulting from operations	414,950	226,767	13,284	3,067	1,351,731	750,715	5,072

Distributions to Shareholders:

From net investment income
Class A	(21,397)	(36,717)	(207)	0	(91,666)	(70,604)
Class B	(3,477)	(7,698)	0	0	(11,610)	(10,209)	(1)
Class C	(15,591)	(28,161)	(55)	0	(52,387)	(43,492)	0
Other Classes	(100,434)	(171,685)	(3,650)	(6,499)	(265,218)	(191,692)	0
From net realized capital gains							(138)
Class A	0	(3,304)	0	0	0	(16,131)
Class B	0	(793)	0	0	0	(2,770)	0
Class C	0	(2,854)	0	0	0	(11,573)	0
Other Classes	0	(14,001)	0	(100)	0	(41,928)	0
Tax basis return of capital
Class A	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0

Total Distributions	(140,899)	(265,213)	(3,912)	(6,599)	(420,881)	(388,399)	(139)

Fund Share Transactions:

Receipts for shares sold
Class A	580,729	663,198	44,899	0	733,049	1,274,048	2,443
Class B	90,882	117,929	0	0	58,081	164,907	0
Class C	531,128	533,763	11,750	0	329,790	691,706	848
Other Classes	1,956,190	2,862,568	113,545	126,965	2,572,534	3,595,566	262,741
Issued as reinvestment of distributions
Class A	14,798	28,909	183	0	62,434	63,783	1
Class B	2,616	6,597	0	0	8,493	9,556	0
Class C	10,694	21,694	48	0	36,306	39,167	0
Other Classes	89,494	164,806	3,176	6,053	204,779	192,377	137
Cost of shares redeemed
Class A	(95,784)	(109,783)	(4)	0	(300,992)	(475,069)	(34)
Class B	(13,250)	(15,283)	0	0	(31,888)	(46,278)	0
Class C	(47,750)	(61,481)	(4)	0	(155,837)	(221,680)	0
Other Classes	(202,187)	(306,973)	(10,784)	(33,308)	(905,554)	(1,661,091)	0
Net increase (decrease) resulting from Fund share transactions	2,917,560	3,905,944	162,809	99,710	2,611,195	3,626,992	266,136
Fund Redemption Fee	128	136	2	0	265	432	0

Total Increase (Decrease) in Net Assets	3,191,739	3,867,634	172,183	96,178	3,542,310	3,989,740	271,069

Net Assets:
Beginning of period	5,710,465	1,842,831	155,020	58,842	8,097,790	4,108,050	0

End of period*	$8,902,204	$5,710,465	$327,203	$155,020	$11,640,100	$8,097,790	$271,069

* Including undistributed (overdistributed) net investment income of:	$8,211	$5,587	$483	$273	$416,581	$624,293	$1,511

44  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	International StocksPLUS® TR Strategy Fund		RealEstateRealReturn Strategy Fund		StocksPLUS® Fund		StocksPLUS® Total Return Fund
	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,877	$2,174	$17,647	$11,032	$15,656	$20,036	$4,716	$5,542
Net realized gain (loss)	11,219	17,945	109,817	44,803	(1,087)	99,417	(267)	32,536
Net realized gain (loss) on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	6,409	(1,295)	3,372	(18,614)	29,645	(9,989)	12,106	(8,311)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	0	0	0	0

Net increase resulting from operations	19,505	18,824	130,836	37,221	44,214	109,464	16,555	29,767

Distributions to Shareholders:

From net investment income
Class A	(30)	(185)	(222)	(7,395)	(1,603)	(7,147)	(486)	(338)
Class B	(10)	(58)	(44)	(2,515)	(640)	(5,363)	(156)	(72)
Class C	(12)	(145)	(79)	(4,356)	(1,138)	(6,711)	(251)	(140)
Other Classes	(498)	(17,288)	(5,106)	(42,260)	(10,314)	(68,911)	(2,952)	(5,258)
From net realized capital gains
Class A	0	(61)	0	(399)	0	0	0	(1,167)
Class B	0	(17)	0	(138)	0	0	0	(492)
Class C	0	(57)	0	(242)	0	0	0	(955)
Other Classes	0	(6,045)	0	(3,080)	0	0	0	(15,585)
Tax basis return of capital
Class A	0	(20)	0	(114)	0	0	0	0
Class B	0	(8)	0	(37)	0	0	0	0
Class C	0	(22)	0	(72)	0	0	0	0
Other Classes	0	(2,360)	0	(18,979)	0	0	0	0

Total Distributions	(550)	(26,266)	(5,451)	(79,587)	(13,695)	(88,132)	(3,845)	(24,007)

Fund Share Transactions:

Receipts for shares sold
Class A	6,392	2,726	17,117	25,084	32,782	63,112	12,326	18,361
Class B	3,347	1,947	5,544	7,882	1,036	6,913	3,905	7,571
Class C	3,877	1,716	9,108	14,789	5,647	15,436	4,546	15,489
Other Classes	9,827	228,924	284,213	470,302	250,582	703,406	65,085	464,628
Issued as reinvestment of distributions
Class A	27	254	184	6,923	1,214	5,475	352	987
Class B	8	70	37	2,203	502	4,182	123	444
Class C	10	202	65	3,743	987	5,861	185	730
Other Classes	498	25,690	5,002	62,652	9,488	66,777	2,932	20,844
Cost of shares redeemed
Class A	(445)	(470)	(7,957)	(14,418)	(40,984)	(49,740)	(15,085)	(8,689)
Class B	(419)	(105)	(2,132)	(3,907)	(26,500)	(52,426)	(2,580)	(2,805)
Class C	(558)	(288)	(3,102)	(6,829)	(21,963)	(39,554)	(6,145)	(9,480)
Other Classes	(111,563)	(61,069)	(289,256)	(368,709)	(470,494)	(1,019,222)	(243,401)	(355,301)
Net increase (decrease) resulting from Fund share transactions	(88,999)	199,597	18,823	199,715	(257,703)	(289,780)	(177,757)	152,779
Fund Redemption Fee	6	3	23	28	40	8	6	3

Total Increase (Decrease) in Net Assets	(70,038)	192,158	144,231	157,377	(227,144)	(268,440)	(165,041)	158,542

Net Assets:
Beginning of period	210,828	18,670	463,645	306,268	1,387,043	1,655,483	442,862	284,320

End of period*	$140,790	$210,828	$607,876	$463,645	$1,159,899	$1,387,043	$277,821	$442,862

* Including undistributed (overdistributed) net investment income of:	$(262)	$(1,589)	$18,791	$6,595	$10,373	$8,412	$11,289	$10,418

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  45

Statement of Cash Flows

September 30, 2005 (Unaudited)

Amounts in thousands Increase (Decrease) in Cash from:	All Asset All Authority Fund
Financing Activities:

Sales of Fund shares	$159,098
Redemptions of Fund shares	(10,874)
Cash distributions paid	(505)
Proceeds from financing transactions	69,001

Net increase from financing activities	216,720

Operating Activities:

Purchases of long-term securities	(356,000)
Proceeds from sales of long-term securities	149,047
Purchases of short-term securities (net)	(13,832)
Net investment income	4,122
Change in other receivables/payables (net)	(461)

Net (decrease) from operating activities	(217,124)

Net (Decrease) in Cash	(404)

Cash:

Beginning of period	405

End of period	$1

46  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”), eight of which are presented herein. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the pertains to the A, B and C Classes (the “Retail Classes”) of the eight funds. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

        Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

09.30.05  |  PIMCO Funds Semi-Annual Report  47

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Underlying Funds. The All Asset and All Asset All Authority Funds invest their assets in Institutional Class Shares of the PIMCO Funds.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the CRRS Fund is relying on an opinion of counsel (described below) and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the CRRS Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the CRRS Fund were to fail to qualify as a regulated investment company in any year, then the CRRS Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the CRRS Fund’s earnings and profits. If the CRRS Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the CRRS Fund would be subject to the risk of diminished investment returns.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, Underlying Funds with investments as described in the preceding paragraph, the All Asset and All Asset All Authority Funds would be subject to the risk of diminished investment returns if the CRRS Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of All Asset and All Asset All Authority Funds’ investments, any failure of CRRS Fund to qualify as a regulated investment company could jeopardize All Asset and All Asset All Authority Funds’ own qualification, if it thereby failed to satisfy the asset diversification requirement.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the CRRS Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the CRRS Fund has opined that certain commodity swap agreements entered into by the CRRS Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the CRRS Fund’s status as a regulated investment company. If the Service were to challenge the CRRS Fund’s position and that challenge were upheld, or if the CRRS Fund were otherwise to fail to qualify as a regulated investment company, then the CRRS Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the CRRS Fund’s earnings and profits.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar	NK	–	Norwegian Krone
BP	–	British Pound	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
DK	–	Danish Krone	RR	–	Russian Ruble
EC	–	Euro	S$	–	Singapore Dollar
H$	–	Hong Kong Dollar	SF	–	Swiss Franc
JY	–	Japanese Yen	SK	–	Swedish Krona
KW	–	South Korean Won	SV	–	Slovakian Koruna
MP	–	Mexican Peso	T$	–	Taiwan Dollar
N$	–	New Zealand Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the

48  PIMCO Funds Semi-Annual Report  |  09.30.05

currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser

50  PIMCO Funds Semi-Annual Report  |  09.30.05

receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset Fund invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund based on average daily net assets.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.20	%(1)	0.05%	0.05%	0.45%	0.45%	N/A
All Asset All Authority Fund	0.25	%(2)	0.05%	N/A	0.45%	0.45%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A
Fundamental IndexPLUS TR Fund	0.54	%(3)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund	0.55%		0.30%	N/A	0.55%	0.55%	N/A
Japanese StocksPLUS® TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.50%	0.50%	N/A
StocksPLUS® Fund	0.40%		0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceeding 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(2)	PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceeding 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $3,252,107 representing commissions (sales charges) and contingent deferred sales charges.

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, Fundamental IndexPLUS TR, International StocksPLUS® TR Strategy and RealEstateRealReturn Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin. Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
Fundamental IndexPLUS TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
International StocksPLUS® TR Strategy Fund	0.85%	—	1.35%	2.10%	2.10%	1.35%
RealEstateRealReturn Strategy Fund	0.74%	—	1.24%	1.99%	1.99%	1.24%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Fund Name	03/31/2004	03/31/2005	09/30/2005
All Asset All Authority Fund	$74	$0	$0
Fundamental IndexPLUS TR Fund	N/A	N/A	0
International StocksPLUS® TR Strategy Fund	8	0	0
RealEstateRealReturn Strategy Fund	8	0	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Risk Factors of the All Asset and All Asset All Authority Funds

Investing in the Underlying Funds through the All Asset and All Asset All Authority Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset and All Asset All Authority Funds wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the All Asset and All Asset All Authority Funds may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

        Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions and various other investment vehicles, each with inherent risks.

5. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

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Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$5,930,202	$3,065,779
All Asset All Authority Fund	0	0	358,456	149,593
CommodityRealReturn Strategy Fund®	10,686,231	7,713,054	4,974,275	2,455,742
Fundamental IndexPLUS TR Fund	99,925	10,531	63,897	4,128
International StocksPLUS® TR Strategy Fund	646,082	607,625	15,732	19,567
RealEstateRealReturn Strategy Fund	1,125,185	982,265	20,290	5,638
StocksPLUS® Fund	814,883	849,265	176,076	241,051
StocksPLUS® Total Return Fund	455,245	473,451	41,932	52,093

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

Written call and put options

	CommodityRealReturn Strategy Fund®			Fundamental IndexPLUS TR Fund				International StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount in BP		Premium	# of Contracts	Notional Amount in $	Notional Amount in EC		Premium
Balance at 03/31/2005	6,564	$0	$1,497	0	BP	0	$0	243	$0	EC	0	$92
Sales	13,154	315,600	3,524	745		5,100	188	112	1,200		2,200	61
Closing Buys	0	0	0	0		0	0	(43)	0		0	(16)
Expirations	(15,633)	(315,600)	(3,776)	0		0	0	(237)	(1,200)		0	(94)
Exercised	0	0	0	0		0	0	(47)	0		0	(13)

Balance at 09/30/2005	4,085	$0	$1,245	745	BP	5,100	$188	28	$0	EC	2,200	$30

	RealEstateRealReturn Strategy Fund			StocksPLUS® Fund				StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount in BP		Premium	# of Contracts	Notional Amount in BP		Premium
Balance at 03/31/2005	360	$0	$80	1,213	BP	0	$511	755	BP	0	$367
Sales	1,076	22,000	255	6,846		4,700	1,472	747		5,400	232
Closing Buys	(616)	0	(109)	(434)		0	(121)	(263)		0	(149)
Expirations	(383)	(22,000)	(114)	(4,948)		0	(1,092)	(940)		0	(350)
Exercised	(142)	0	(30)	(1,837)		0	(551)	(27)		0	(7)

Balance at 09/30/2005	295	$0	$82	840	BP	4,700	$219	272	BP	5,400	$93

7. Line of Credit

On October 31, 2003, the All Asset All Authority Fund entered into a revolving credit agreement with Citibank N.A. Under this agreement, there is a maximum available commitment amount equal to $100 million. The initial available commitment amount is $5 million, and may be increased upon written request in amounts at least equal to $5 million. Borrowings under this agreement bear interest at a specified spread above the daily Federal Funds Rate, plus a commitment fee on the average daily unused balance of the available commitment. The daily unused balance refers to the available commitment then in effect minus the outstanding principal amount of advances. Borrowings outstanding as of September 30, 2005 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2005, the All Asset All Authority Fund was paying interest at 4.57%. Interest and commitment fees paid by the All Asset All Authority Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations.

The All Asset All Authority Fund’s borrowing activity under the agreement for the fiscal year ended September 30, 2005, was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Commitment Fees	Outstanding Principal as of September 30, 2005
$ 28,132	$32,521	1,653	6	$125,000

09.30.05  |  PIMCO Funds Semi-Annual Report  53

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				CommodityRealReturn Strategy Fund®				Fundamental IndexPLUS TR Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Period from 06/30/2005 to 09/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	44,777	$580,729	52,426	$663,198	4,017	$44,899	0	$0	45,756	$733,049	83,635	$1,274,048	239	$2,443
Class B	7,047	90,882	9,411	117,929	0	0	0	0	3,608	58,081	10,895	164,907	0	0
Class C	41,191	531,128	42,405	533,763	1,053	11,750	0	0	20,485	329,790	45,720	691,706	83	848
Other Classes	150,514	1,956,190	225,997	2,862,568	10,330	113,545	11,960	126,965	160,180	2,572,534	234,762	3,595,566	26,117	262,741

Issued as reinvestment of distributions
Class A	1,132	14,798	2,282	28,909	16	183	0	0	3,677	62,434	4,253	63,783	0	1
Class B	201	2,616	522	6,597	0	0	0	0	503	8,493	641	9,556	0	0
Class C	823	10,694	1,718	21,694	4	48	0	0	2,150	36,306	2,629	39,167	0	0
Other Classes	6,823	89,494	12,979	164,806	286	3,176	570	6,053	12,021	204,779	12,785	192,377	14	137

Cost of shares redeemed
Class A	(7,365)	(95,784)	(8,754)	(109,783)	0	(4)	0	0	(18,690)	(300,992)	(31,199)	(475,069)	(3)	(34)
Class B	(1,027)	(13,250)	(1,227)	(15,283)	0	0	0	0	(1,992)	(31,888)	(3,057)	(46,278)	0	0
Class C	(3,701)	(47,750)	(4,940)	(61,481)	0	(4)	0	0	(9,768)	(155,837)	(14,645)	(221,680)	0	0
Other Classes	(15,538)	(202,187)	(24,383)	(306,973)	(983)	(10,784)	(3,232)	(33,308)	(55,639)	(905,554)	(109,832)	(1,661,091)	0	0

Net increase (decrease) resulting from Fund share transactions	224,877	$2,917,560	308,436	$3,905,944	14,723	$162,809	9,298	$99,710	162,291	$2,611,195	236,587	$3,626,992	26,450	$266,136

	International StocksPLUS® TR Strategy Fund				RealEstateRealReturn Strategy Fund				StocksPLUS® Fund				StocksPLUS® Total Return Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	567	$6,392	253	$2,726	1,618	$17,117	2,254	$25,084	3,416	$32,782	6,659	$63,112	964	$12,326	1,480	$18,361
Class B	306	3,347	185	1,947	520	5,544	696	7,882	111	1,036	751	6,913	306	3,905	621	7,571
Class C	349	3,877	162	1,716	860	9,108	1,323	14,789	597	5,647	1,653	15,436	357	4,546	1,268	15,489
Other Classes	880	9,827	21,131	228,924	29,041	284,213	47,552	470,302	25,548	250,582	73,587	703,406	5,027	65,085	38,247	464,628

Issued as reinvestment of distributions
Class A	2	27	25	254	17	184	678	6,923	126	1,214	577	5,475	27	352	77	987
Class B	1	8	7	70	3	37	217	2,203	53	502	451	4,182	10	123	35	444
Class C	1	10	20	202	6	65	368	3,743	104	987	627	5,861	14	185	58	730
Other Classes	42	498	2,469	25,690	458	5,002	6,072	62,652	967	9,488	6,959	66,777	227	2,932	1,636	20,844

Cost of shares redeemed
Class A	(39)	(445)	(45)	(470)	(759)	(7,957)	(1,412)	(14,418)	(4,302)	(40,984)	(5,249)	(49,740)	(1,193)	(15,085)	(710)	(8,689)
Class B	(37)	(419)	(10)	(105)	(200)	(2,132)	(383)	(3,907)	(2,819)	(26,500)	(5,668)	(52,426)	(207)	(2,580)	(231)	(2,805)
Class C	(51)	(558)	(27)	(288)	(299)	(3,102)	(655)	(6,829)	(2,316)	(21,963)	(4,246)	(39,554)	(487)	(6,145)	(791)	(9,480)
Other Classes	(10,718)	(111,563)	(5,681)	(61,069)	(26,673)	(289,256)	(32,450)	(368,709)	(48,571)	(470,494)	(105,074)	(1,019,222)	(19,372)	(243,401)	(29,317)	(355,301)

Net increase (decrease) resulting from Fund share transactions	(8,697)	$(88,999)	18,489	$199,597	4,592	$18,823	24,260	$199,715	(27,086)	$(257,703)	(28,973)	$(289,780)	(14,327)	$(177,757)	12,373	$152,779

54  PIMCO Funds Semi-Annual Report  |  09.30.05

9. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Fund	$318,812	$(22,484)	$296,328
All Asset All Authority Fund	9,133	(1,944)	7,189
CommodityRealReturn Strategy Fund®	89,850	(52,765)	37,085
Fundamental IndexPLUS TR Fund	49	(660)	(611)
International StocksPLUS® TR Strategy Fund	851	(900)	(49)
RealEstateRealReturn Strategy Fund	5,534	(2,166)	3,368
StocksPLUS® Fund	3,775	(2,594)	1,181
StocksPLUS® Total Return Fund	1,209	(1,589)	(380)

09.30.05  |  PIMCO Funds Semi-Annual Report  55

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

10.	Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset and All Asset Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2005 (amounts in thousands):

All Asset Fund

Underlying Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value September 30, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$397,398	$320,591	$339,074	$66,380	$427,948	$19,398	$20,922
Convertible Fund	42,311	613	2,000	1,247	42,211	613	(82)
Developing Local Markets Fund	0	229,045	0	4,087	233,132	1,709	0
Emerging Markets Bond Fund	694,638	378,393	71,579	81,840	1,075,617	25,607	530
European Convertible Fund	108,410	3,636	47,749	2,707	62,727	1,942	(840)
Floating Income Fund	528,457	400,629	167,627	11,646	776,685	15,836	628
Foreign Bond (Unhedged) Fund	379,767	122,318	266,299	(8,105)	218,082	5,283	(12,213)
Fundamental IndexPLUS Fund	0	42,748	0	1,312	44,060	103	0
Fundamental IndexPLUS TR Fund	0	237,011	0	4,710	241,721	125	0
GNMA Fund	373,471	27,318	291,855	294	110,553	4,902	(1,193)
High Yield Fund	374,592	546,238	30,669	9,078	895,731	24,768	(428)
International StocksPLUS® TR Strategy Fund	195,837	2,299	107,924	15,288	105,538	443	(4,321)
Long-Term U.S. Government Fund	104,911	1,102,955	121,839	(10,982)	1,079,248	4,966	2,160
Low Duration Fund	11,060	31,665	37,338	(32)	5,346	104	(70)
Real Return Fund	469,751	531,419	114,035	10,030	894,656	16,181	276
Real Return Asset Fund	494,686	992,022	178,451	26,366	1,322,318	23,914	3,633
RealEstateRealReturn Strategy Fund	343,912	231,985	251,407	66,459	422,562	4,205	17,708
Short-Term Fund	0	428,591	420,767	(8)	7,577	1,300	(240)
StocksPLUS® Fund	225,358	78,378	295,122	471	7,108	542	3,376
StocksPLUS® Total Return Fund	255,480	1,482	154,653	16,898	106,206	1,482	5,211
Total Return Fund	288,184	203,576	67,063	(1,300)	426,589	5,763	369
Total Return Mortgage Fund	372,893	17,290	100,328	(2,058)	291,351	6,387	(408)

Total	$5,661,116	$5,930,202	$3,065,779	$296,328	$8,796,966	$165,573	$35,018

All Asset All Authority Fund

Underlying Fund	Market Value March 31, 2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value September 30, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$7,554	$17,746	$14,322	$1,848	$12,794	$577	$694
Convertible Fund	3,440	6	2,981	25	437	6	(71)
Developing Local Markets Fund	0	8,898	0	151	9,049	67	0
Emerging Markets Bond Fund	19,634	23,627	6,051	2,449	39,600	824	28
European Convertible Fund	2,241	19	1,612	3	625	19	(14)
European StocksPLUS® TR Strategy Fund	666	0	666	0	0	0	(1)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	4,962	9	4,360	155	723	9	7
Floating Income Fund	24,908	37,886	20,242	379	43,117	581	45
Foreign Bond (Unhedged) Fund	14,475	8,526	14,553	(241)	7,718	214	(548)
Fundamental IndexPLUS TR Fund	0	10,596	0	144	10,740	6	0
Global Bond Fund (Unhedged) Fund	0	230	0	(4)	226	2	0
GNMA Fund	12,234	718	12,449	5	556	118	(16)
High Yield Fund	13,659	34,101	5,284	201	42,670	1,019	(115)
Japanese StocksPLUS® TR Strategy Fund	5,681	215	3,518	616	3,001	12	(64)
Long-Term U.S. Government Fund	4,321	66,036	5,404	(764)	64,374	262	89
Low Duration Fund	1	0	0	0	1	0	0
Real Return Fund	20,628	22,130	9,325	366	33,843	594	96
Real Return Asset Fund	22,902	56,626	14,649	746	65,666	1,085	364
RealEstateRealReturn Strategy Fund	17,013	8,272	17,072	2,044	12,430	131	1,308
StocksPLUS® Total Return Fund	2,833	0	2,826	0	1	0	111
StocksPLUS® TR Short Strategy Fund	0	39,530	5,924	(775)	32,639	48	(192)
Total Return Fund	10,331	20,315	3,016	(103)	27,631	215	4
Total Return Mortgage Fund	11,834	2,970	5,339	(56)	9,502	215	(20)

Total	$199,317	$358,456	$149,593	$7,189	$417,343	$6,004	$1,705

56  PIMCO Funds Semi-Annual Report  |  09.30.05

11. Subsequent Events

Effective October 1, 2005, the following Funds have new advisory and/or administrative fee rates:

Advisory Fees:

Fund Name	Classes	Current	New
StocksPLUS® Fund	All	0.40%	0.35%

Administrative Fees:

Fund Name	Classes	Current	New
All Asset Fund	A, B, C and D	0.45%	0.40%
All Asset All Authority Fund	A, C and D	0.45%	0.40%
International StocksPLUS® TR Strategy Fund	A, B, C and D	0.55%	0.45%
RealEstateRealReturn Strategy Fund	A, B, C and D	0.50%	0.45%
StocksPLUS® Total Return Fund	A, B, C and D	0.45%	0.40%

12. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

        Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

09.30.05  |  PIMCO Funds Semi-Annual Report  57

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

58  PIMCO Funds Semi-Annual Report  |  09.30.05

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and

09.30.05  |  PIMCO Funds Semi-Annual Report  59

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

60  PIMCO Funds Semi-Annual Report  |  09.30.05

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Investment Sub-Advisor (All Asset and All Asset All Authority Funds only)	Research Affiliates, Inc., 800 E. Colorado Boulevard, Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO Long-Term U.S. Government

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International

PIMCO Global Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets

Bond

PIMCO Developing Local

Markets

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO California Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn

Strategy®

PIMCO RealEstateRealReturn Strategy

Equity-Related

PIMCO StocksPLUS®

PIMCO StocksPLUS® Total Return

PIMCO International StocksPLUS®

TR Strategy

PIMCO Fundamental IndexPLUS TR

Asset Allocation (Tactical)

PIMCO All Asset

PIMCO All Asset All Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

OCC Core Equity

PEA Equity Premium Strategy

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

PEA Opportunity

International Stock

NACM Global

RCM Global Small-Cap

RCM International

Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Global Healthcare

RCM Biotechnology

RCM Global Technology

Asset Allocation (Strategic)

AMM Asset Allocation

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read the prospectus carefully before you invest or send money.

*	As of 9/30/05 according to SimFunds.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ692SA_13271

PIMCO Funds

Semi-Annual Report

SEPTEMBER 30, 2005

PIMCO Real Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this semi-annual report for the PIMCO Real Return Fund (“the Fund”). At the end of the fiscal half-year on September 30, 2005, assets in the Fund stood at $15 billion. In addition, PIMCO Funds net assets stood at approximately $194 billion. PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during this period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark 10-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to the Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call 1-800-426-0107.

We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  3

Important Information About the Real Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the A share class. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 3.5% in the first year to 0% after the fifth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05

Important Information (cont.)

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 04/01/05 to 09/30/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  5

Management Review	Ticker Symbol: Class A: PRTNX Class B: PRRBX Class C: PRTCX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six-month period ended September 30, 2005, the Fund’s Class A Shares returned 2.85%, versus 3.07% for the Lehman Brothers U.S. TIPS Index.

•	For the six-month period, 10-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The 12-month CPI-U change for the period ended September 30, 2005, was 4.69%.

•	The effective duration of the Fund was 7.08 years on September 30, 2005, compared to a duration of 6.63 years for the benchmark.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive as nominal yields in Europe fell more than in the U.S.

•	Modest exposure to emerging markets bonds was positive to performance as spreads on emerging markets bonds narrowed relative to treasuries. The spread on the JPMorgan EMBI Global Bond Index narrowed 1.38% relative to Treasuries.

6  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05

PIMCO Real Return Fund Performance Summary

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (01/29/97)
PIMCO Real Return Fund Class A	2.85%	5.34%	9.43%	—	8.08%
PIMCO Real Return Fund Class A (adjusted)	–0.23%	2.18%	8.77%	—	7.70%
PIMCO Real Return Fund Class B	2.46%	4.56%	8.61%	—	7.62%
PIMCO Real Return Fund Class B (adjusted)	–2.54%	–0.39%	8.32%	—	7.62%
PIMCO Real Return Fund Class C (adjusted)	1.59%	3.83%	8.88%	—	7.54%
Lehman Brothers U.S. TIPS Index	3.07%	5.31%	9.53%	—	7.54%
Lipper Treasury Inflation Protected Securities Avg.	2.40%	4.53%	8.03%	—	6.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. B shares are available by exchange only; they are not available for initial purchase. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

†	The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Expense Example   Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,028.50	$1,024.60	$1,025.90	$1,020.56	$1,016.80	$1,018.05

Expenses Paid During Period	$4.58	$8.37	$7.11	$4.56	$8.34	$7.08

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Real Return A	PIMCO Real Return B	PIMCO Real Return C	Lehman Brothers U.S. TIPS Index
01/31/1997	9,700	10,000	10,000	10,000
02/28/1997	9,735	10,029	10,032	10,033
03/31/1997	9,651	9,927	9,928	9,896
04/30/1997	9,698	9,978	9,977	9,956
05/31/1997	9,750	10,028	10,027	10,010
06/30/1997	9,726	9,997	9,996	9,978
07/31/1997	9,841	10,110	10,108	10,072
08/31/1997	9,858	10,121	10,124	10,103
09/30/1997	9,874	10,131	10,142	10,123
10/31/1997	9,995	10,249	10,263	10,227
11/30/1997	10,044	10,293	10,309	10,284
12/31/1997	9,989	10,230	10,249	10,241
01/31/1998	10,044	10,280	10,301	10,291
02/28/1998	10,030	10,260	10,282	10,282
03/31/1998	10,047	10,274	10,298	10,277
04/30/1998	10,097	10,318	10,344	10,315
05/31/1998	10,135	10,350	10,379	10,388
06/30/1998	10,167	10,376	10,407	10,414
07/31/1998	10,242	10,446	10,479	10,463
08/31/1998	10,246	10,444	10,479	10,486
09/30/1998	10,481	10,676	10,715	10,697
10/31/1998	10,533	10,722	10,763	10,721
11/30/1998	10,514	10,697	10,739	10,710
12/31/1998	10,466	10,640	10,685	10,646
01/31/1999	10,617	10,787	10,834	10,769
02/28/1999	10,589	10,752	10,802	10,693
03/31/1999	10,649	10,806	10,859	10,689
04/30/1999	10,822	10,973	11,029	10,760
05/31/1999	10,897	11,043	11,101	10,834
06/30/1999	10,879	11,018	11,079	10,841
07/31/1999	10,894	11,029	11,090	10,835
08/31/1999	10,947	11,075	11,139	10,854
09/30/1999	10,989	11,111	11,178	10,896
10/31/1999	11,007	11,122	11,191	10,918
11/30/1999	11,088	11,198	11,269	10,984
12/31/1999	11,021	11,122	11,195	10,896
01/31/2000	11,084	11,178	11,254	10,945
02/29/2000	11,161	11,250	11,329	11,047
03/31/2000	11,494	11,578	11,662	11,369
04/30/2000	11,636	11,715	11,802	11,520
05/31/2000	11,600	11,672	11,760	11,490
06/30/2000	11,751	11,816	11,909	11,635
07/31/2000	11,840	11,899	11,994	11,734
08/31/2000	11,949	12,000	12,099	11,821
09/30/2000	12,044	12,088	12,189	11,883
10/31/2000	12,169	12,205	12,311	12,026
11/30/2000	12,344	12,372	12,484	12,201
12/31/2000	12,456	12,476	12,591	12,332
01/31/2001	12,772	12,783	12,905	12,590
02/28/2001	13,005	13,008	13,136	12,803
03/31/2001	13,102	13,097	13,229	12,926
04/30/2001	13,197	13,184	13,320	12,998
05/31/2001	13,367	13,345	13,485	13,152
06/30/2001	13,349	13,317	13,460	13,136
07/31/2001	13,562	13,522	13,670	13,355
08/31/2001	13,596	13,547	13,697	13,374
09/30/2001	13,670	13,613	13,767	13,451
10/31/2001	13,970	13,903	14,063	13,770
11/30/2001	13,649	13,574	13,732	13,464
12/31/2001	13,483	13,400	13,559	13,306
01/31/2002	13,545	13,452	13,615	13,385
02/28/2002	13,764	13,663	13,830	13,588
03/31/2002	13,655	13,547	13,715	13,504
04/30/2002	14,057	13,937	14,113	13,873
05/31/2002	14,294	14,164	14,346	14,093
06/30/2002	14,489	14,349	14,535	14,293
07/31/2002	14,707	14,557	14,749	14,528
08/31/2002	15,249	15,082	15,284	15,049
09/30/2002	15,587	15,408	15,619	15,428
10/31/2002	15,113	14,939	15,144	15,016
11/30/2002	15,154	14,969	15,177	15,005
12/31/2002	15,713	15,511	15,730	15,510
01/31/2003	15,797	15,583	15,805	15,627
02/28/2003	16,337	16,106	16,340	16,212
03/31/2003	16,041	15,805	16,037	15,949
04/30/2003	16,006	15,761	15,996	15,908
05/31/2003	16,781	16,514	16,763	16,663
06/30/2003	16,633	16,359	16,609	16,493
07/31/2003	15,845	15,572	15,814	15,731
08/31/2003	16,155	15,866	16,117	16,013
09/30/2003	16,738	16,430	16,693	16,543
10/31/2003	16,777	16,458	16,724	16,633
11/30/2003	16,787	16,459	16,728	16,643
12/31/2003	16,972	16,630	16,905	16,813
01/31/2004	17,163	16,808	17,089	17,006
02/29/2004	17,567	17,203	17,484	17,398
03/31/2004	17,842	17,473	17,752	17,677
04/30/2004	17,020	16,668	16,926	16,819
05/31/2004	17,290	16,933	17,188	17,122
06/30/2004	17,294	16,936	17,185	17,130
07/31/2004	17,482	17,121	17,364	17,290
08/31/2004	17,914	17,544	17,786	17,753
09/30/2004	17,941	17,570	17,805	17,788
10/31/2004	18,138	17,763	17,994	17,966
11/30/2004	18,151	17,776	17,999	17,923
12/31/2004	18,447	18,066	18,284	18,236
01/31/2005	18,386	18,006	18,216	18,237
02/28/2005	18,333	17,954	18,156	18,159
03/31/2005	18,377	17,997	18,192	18,176
04/30/2005	18,713	18,326	18,516	18,523
05/31/2005	18,837	18,447	18,631	18,650
06/30/2005	18,889	18,499	18,676	18,729
07/31/2005	18,527	18,144	18,308	18,336
08/31/2005	18,942	18,550	18,711	18,759
09/30/2005	18,902	18,511	18,664	18,733

Sector Breakdown*

U.S. Treasury Obligations	83.7%
U.S. Government Agencies	8.8%
Corporate Bonds & Notes	1.9%
Other	5.6%

*	% of total investments as of September 30, 2005

09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  7

Schedule of Investments

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.3%

Banking & Finance 1.5%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	$5,500	$5,503
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,551
Ford Motor Credit Co.
6.875% due 02/01/2006	1,400	1,406
4.870% due 03/21/2007 (a)	13,500	13,324
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	15,000	15,000
4.677% due 05/18/2006 (a)	6,200	6,168
5.050% due 01/16/2007 (a)	18,400	18,090
5.100% due 07/16/2007 (a)	3,100	3,016
6.125% due 08/28/2007	870	857
Kamp Re 2005 Ltd.
9.157% due 12/14/2007 (a)(b)	5,000	2,470
Parametric Re Ltd.
5.540% due 11/19/2007 (a)	11,500	11,932
7.780% due 05/19/2008 (a)	1,500	1,553
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	57,550	59,100
7.554% due 07/03/2008 (a)	14,750	12,866
Pioneer 2002 Ltd.
11.370% due 06/15/2006 (a)	5,000	5,092
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,098
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)	17,600	17,180
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	4,900	4,846
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,810
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	34,200	34,341
4.904% due 01/01/2010 (a)	5,000	5,028

		234,231

Industrials 0.4%

Georgia-Pacific Corp.
7.375% due 07/15/2008	4,700	4,947
MCI, Inc.
7.688% due 05/01/2009	5,900	6,136
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,475
8.625% due 02/01/2022	6,900	8,453
9.500% due 09/15/2027	14,850	19,639
Weyerhaeuser Co.
6.125% due 03/15/2007	1,360	1,386

		65,036

Utilities 0.4%

British Telecom PLC
7.875% due 12/15/2005	10,750	10,824

8  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	$7,000	$7,386
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,807
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	32,440

		60,457

Total Corporate Bonds & Notes (Cost $356,373)		359,724

MUNICIPAL BONDS & NOTES 0.6%

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,630	3,694
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	27,771
6.625% due 06/01/2040	380	433
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,873
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004	5,285	5,791
5.000% due 11/01/2013
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,105	9,808
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,134
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,445	1,661
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	3,105	3,155
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,215
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,181
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	872
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,469
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,825
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,169
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	793
6.125% due 06/01/2032	740	786
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,162
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	425	472

Total Municipal Bonds & Notes (Cost $78,497)		87,264

See accompanying notes  |  09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  9

Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 10.8%

Fannie Mae
4.666% due 04/01/2035 (a)	$1,794	$1,803
4.683% due 05/01/2035 (a)	2,402	2,389
5.000% due 10/13/2035	136,000	133,152
5.500% due 02/01/2033-10/13/2035 (d)	1,451,965	1,451,529
6.034% due 10/01/2031 (a)	919	951
6.375% due 10/23/2033 (a)	40,000	40,380
Federal Housing Administration
7.430% due 12/01/2020	105	106
Freddie Mac
3.970% due 09/25/2031 (a)	4,322	4,326
4.065% due 10/25/2044 (a)	22,014	22,089
6.500% due 01/25/2028	99	102
7.000% due 10/15/2030	532	541
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (d)	1,969	2,052
Housing Urban Development
5.530% due 08/01/2020	6,000	6,217

Total U.S. Government Agencies (Cost $1,676,305)		1,665,637

U.S. TREASURY OBLIGATIONS 103.7%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (g)	794,989	822,410
3.625% due 01/15/2008	968,589	1,025,570
3.875% due 01/15/2009	877,658	952,396
4.250% due 01/15/2010	1,010,378	1,130,479
0.875% due 04/15/2010	164,500	160,349
3.500% due 01/15/2011	897,529	988,790
3.375% due 01/15/2012	57,724	63,943
3.000% due 07/15/2012	1,796,486	1,955,504
1.875% due 07/15/2013	711,224	721,004
2.000% due 01/15/2014	1,183,010	1,208,010
2.000% due 07/15/2014	1,278,732	1,306,654
1.625% due 01/15/2015	610,825	603,762
1.875% due 07/15/2015	383,208	386,711
2.375% due 01/15/2025	1,191,842	1,275,458
3.625% due 04/15/2028	1,147,955	1,502,341
3.875% due 04/15/2029	1,030,264	1,410,658
3.375% due 04/15/2032	88,413	116,919
U.S. Treasury Bonds
8.875% due 08/15/2017	12,100	16,969
8.125% due 05/15/2021	14,000	19,482
6.250% due 08/15/2023	600	718
7.625% due 02/15/2025	100	138
6.625% due 02/15/2027	23,700	30,094
U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,282
2.250% due 02/15/2007	100	98
3.750% due 03/31/2007	36,200	35,979
3.875% due 09/15/2010	109,090	107,582
4.000% due 11/15/2012	6,000	5,904
4.250% due 11/15/2013	4,400	4,382
4.125% due 05/15/2015	60,300	59,280

Total U.S. Treasury Obligations (Cost $15,598,711)		15,912,866

10  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
MORTGAGE-BACKED SECURITIES 0.6%

Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	$824	$826
4.712% due 01/25/2034 (a)	6,374	6,319
4.833% due 01/25/2034 (a)	3,880	3,854
Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)	19,849	19,915
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	45,000	44,505
Mellon Residential Funding Corp.
4.286% due 10/20/2029 (a)	641	643
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)	8,728	8,733
Washington Mutual Mortgage Securities Corp.
4.007% due 02/27/2034 (a)	4,953	4,902

Total Mortgage-Backed Securities (Cost $90,093)		89,697

ASSET-BACKED SECURITIES 0.8%

AAA Trust
3.930% due 11/26/2035 (a)	7,584	7,585
Bear Stearns Asset-Backed Securities, Inc.
4.280% due 03/25/2043 (a)	439	440
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	5,301	5,304
EQCC Home Equity Loan Trust
4.046% due 03/20/2030 (a)	23	23
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)	1,834	1,838
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)	9,623	9,629
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	4,271	4,274
Quest Trust
4.010% due 03/25/2035 (a)	5,259	5,258
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)	30,700	30,720
7.904% due 01/09/2006 (a)	36,300	36,360
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)	991	994
SACO I, Inc.
4.110% due 09/25/2033 (a)	4,048	4,049
3.910% due 07/25/2035 (a)	9,600	9,614
Wachovia Mortgage Loan Trust LLC
3.950% due 10/25/2035 (a)	100	100

See accompanying notes  |  09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  11

Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		986	987

Total Asset-Backed Securities (Cost $117,059)			117,175

SOVEREIGN ISSUES 1.2%

Republic of Brazil
4.250% due 04/15/2006 (a)		$2,448	$2,452
4.313% due 04/15/2009 (a)		2,871	2,856
11.000% due 01/11/2012		1,600	1,965
4.313% due 04/15/2012 (a)		412	406
7.875% due 03/07/2015		2,500	2,600
8.000% due 01/15/2018		45,019	47,788
11.000% due 08/17/2040		6,900	8,468
Russian Federation
10.000% due 06/26/2007		7,000	7,635
8.250% due 03/31/2010		23,800	25,835
5.000% due 03/31/2030 (a)		61,100	70,360
United Mexican States
6.375% due 01/16/2013		20,700	22,076
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		714	15

Total Sovereign Issues (Cost $176,683)			192,456

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 1.7%

Commonwealth of Canada
4.250% due 12/01/2021 (c)	C$	2,579	3,104
3.000% due 12/01/2036 (c)		16,332	18,505
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	15,300	14,171
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	$10,841
Pylon Ltd.
3.636% due 12/29/2008 (a)		20,750	25,297
6.036% due 12/29/2008 (a)		40,700	50,522
Republic of France
1.600% due 07/25/2011 (c)		6,216	7,872
1.600% due 07/25/2015 (c)		3,059	3,888
2.250% due 07/25/2020 (c)		12,280	16,831
3.150% due 07/25/2032		6,537	11,058
5.750% due 10/25/2032		12,600	20,752
Republic of Germany
5.250% due 01/04/2011		42,500	57,265
6.250% due 01/04/2030		6,600	11,353
Republic of Italy
4.250% due 08/01/2014		1,700	2,208
2.150% due 09/15/2014 (c)		2,088	2,738

Total Foreign Currency-Denominated Issues (Cost $246,420)			256,405

12  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Shares		Value (000s)
PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		186,600	$10,275

Total Preferred Stock (Cost $9,330)			10,275

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 2.0%

Commercial Paper 0.4%

Cox Communications, Inc.
3.871% due 01/17/2006		$18,200	18,200
UBS Finance Delaware LLC
3.860% due 10/03/2005		46,800	46,800

			65,000

Repurchase Agreements 0.1%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $13,300. Repurchase proceeds are $13,004.)		13,000	13,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $6,576. Repurchase proceeds are $6,449.)		6,447	6,447

			19,447

French Treasury Bills 0.1%

2.029% due 11/17/2005	EC	5,000	5,994

U.K. Treasury Bills 1.1%
2.015% due 01/31/2006		144,000	171,918

U.S. Treasury Bills 0.3%
3.421% due 12/01/2005-12/15/2005 (d)(f)(g)		$52,260	51,864

Total Short-Term Instruments (Cost $317,745)			314,223

Total Investments (e) 123.8% (Cost $18,667,216)			$19,005,722

Written Options (i) (0.0%) (Premiums $1,250)			(1,767)

Other Assets and Liabilities (Net) (23.8%)			(3,655,423)

Net Assets 100.0%			$15,348,532

See accompanying notes  |  09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  13

Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $216,276 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $29,509 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(g)	Securities with an aggregate market value of $10,371 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Note Futures	Short	12/2005	335	$(39)
U. S. Treasury 5-Year Note Futures	Long	12/2005	3,240	(3,375)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	1,058	(3,446)

				$(6,860)

(h) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$322
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	8
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	588
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	499
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	10,000	(91)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	27
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	21
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	36
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	155
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	(231)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	19,162
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	(265)

14  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	4,000	$(14)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	(2,185)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	138
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	1,511
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	167
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		2,700	(1)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	26
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	1,093
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	290
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$197,800	6,362
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		78,000	(588)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		59,600	857
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		126,000	2,487
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		282,400	6,917
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		114,600	3,684
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		213,200	3,800
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		215,800	5,547
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		27,050	204
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,800	44
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		25,000	0

							50,570

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007		$2,000	$35
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		20,000	43
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006		6,100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		4,600	(3)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		10,700	(23)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006		3,000	43
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007		2,000	32
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007		8,300	10

See accompanying notes  |  09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  15

Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	$5,000	$15
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	1
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(22)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	22
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	(79)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	57
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	33
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(23)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	89
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	5
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	46
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	13
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	28
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	11
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	45
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	73
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	84
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	1
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(118)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	25,000	(243)

16  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	$9,700	$(85)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	29
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	4
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	153
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	12
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	62

						$404

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	1,138	$216	$36
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,469	812	1,262
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	119	15	7
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,019	207	462

				$1,250	$1,767

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.250%	08/15/2007	$127,800	$126,345	$126,417
U.S. Treasury Note	3.375	02/15/2008	147,500	146,120	144,884
U.S. Treasury Note	3.125	09/15/2008	177,200	173,418	172,506
U.S. Treasury Note	3.625	05/15/2013	21,600	21,091	21,033
U.S. Treasury Note	4.250	08/15/2013	141,000	143,121	141,423
U.S. Treasury Note	4.750	05/15/2014	310,200	324,025	325,722

				$934,120	$931,985

*	Market value includes $8,300 of interest payable on short sales.

See accompanying notes  |  09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  17

Schedule of Investments (Cont.)

September 30, 2005 (Unaudited)

(k)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	1,021	10/2005	$0	$(2)	$(2)
Sell		1,021	10/2005	2	0	2
Sell	CS	13,985	10/2005	0	(268)	(268)
Buy	EC	15,872	10/2005	0	(366)	(366)
Sell		336,979	10/2005	12,076	0	12,076
Buy		820	11/2005	2	0	2
Sell		1,345	11/2005	0	0	0
Buy	JY	16,679,387	10/2005	0	(4,144)	(4,144)
Buy	NS	15,529	10/2005	177	0	177
Sell		32,409	10/2005	0	(154)	(154)
Buy	PZ	4,834	03/2006	0	(15)	(15)
Buy	RR	40,600	03/2006	0	(5)	(5)
Buy	SV	43,453	03/2006	0	(24)	(24)

				$12,257	$(4,978)	$7,279

18  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Financial Highlights

Class A Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003		03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$11.42	$11.79	$11.42	$10.29		$10.40	$9.92
Net Investment Income (a)	0.28	0.36	0.33	0.44		0.31	0.71
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.04	(0.03)	0.90	1.32		0.13	0.61
Total Income from Investment Operations	0.32	0.33	1.23	1.76		0.44	1.32
Dividends from Net Investment Income	(0.27)	(0.38)	(0.35)	(0.48)		(0.45)	(0.76)
Distributions from Net Realized Capital Gains	0.00	(0.32)	(0.51)	(0.15)		(0.10)	(0.08)
Total Distributions	(0.27)	(0.70)	(0.86)	(0.63)		(0.55)	(0.84)
Net Asset Value End of Period	$11.47	$11.42	$11.79	$11.42		$10.29	$10.40
Total Return	2.85%	3.00%	11.24%	17.46%		4.22%	13.97%
Net Assets End of Period (000s)	$3,651,530	$3,327,325	$2,503,472	$1,482,474		$527,616	$95,899
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.91	%(b)	0.90%	0.94	%(b)
Ratio of Net Investment Income to Average Net Assets	4.90%*	3.11%	2.85%	3.97%		3.07%	7.01%
Portfolio Turnover Rate	170%	369%	308%	191%		237%	202%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes  |  09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  19

Financial Highlights

Class B Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003		03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$11.42	$11.79	$11.42	$10.29		$10.40	$9.92
Net Investment Income (a)	0.24	0.29	0.25	0.36		0.23	0.64
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.04	(0.04)	0.89	1.31		0.13	0.60
Total Income from Investment Operations	0.28	0.25	1.14	1.67		0.36	1.24
Dividends from Net Investment Income	(0.23)	(0.30)	(0.26)	(0.39)		(0.37)	(0.68)
Distributions from Net Realized Capital Gains	0.00	(0.32)	(0.51)	(0.15)		(0.10)	(0.08)
Total Distributions	(0.23)	(0.62)	(0.77)	(0.54)		(0.47)	(0.76)
Net Asset Value End of Period	$11.47	$11.42	$11.79	$11.42		$10.29	$10.40
Total Return	2.46%	2.23%	10.41%	16.59%		3.44%	13.12%
Net Assets End of Period (000s)	$1,188,255	$1,257,959	$1,279,605	$1,019,107		$367,369	$54,875
Ratio of Expenses to Average Net Assets	1.65%*	1.65%	1.65%	1.66	%(b)	1.65%	1.69	%(b)
Ratio of Net Investment Income to Average Net Assets	4.21%*	2.51%	2.18%	3.21%		2.21%	6.31%
Portfolio Turnover Rate	170%	369%	308%	191%		237%	202%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

20  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Financial Highlights

Class C Selected Per Share Data for the Year or Period Ended:	09/30/2005+	03/31/2005	03/31/2004	03/31/2003		03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$11.42	$11.79	$11.42	$10.29		$10.40	$9.92
Net Investment Income (a)	0.25	0.31	0.27	0.38		0.25	0.68
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.05	(0.03)	0.90	1.32		0.13	0.59
Total Income from Investment Operations	0.30	0.28	1.17	1.70		0.38	1.27
Dividends from Net Investment Income	(0.25)	(0.33)	(0.29)	(0.42)		(0.39)	(0.71)
Distributions from Net Realized Capital Gains	0.00	(0.32)	(0.51)	(0.15)		(0.10)	(0.08)
Total Distributions	(0.25)	(0.65)	(0.80)	(0.57)		(0.49)	(0.79)
Net Asset Value End of Period	$11.47	$11.42	$11.79	$11.42		$10.29	$10.40
Total Return	2.59%	2.48%	10.69%	16.88%		3.70%	13.42%
Net Assets End of Period (000s)	$2,530,725	$2,451,603	$2,088,573	$1,464,288		$516,693	$81,407
Ratio of Expenses to Average Net Assets	1.40%*	1.40%	1.40%	1.41	%(b)	1.40%	1.44	%(b)
Ratio of Net Investment Income to Average Net Assets	4.41%*	2.67%	2.39%	3.44%		2.47%	6.67%
Portfolio Turnover Rate	170%	369%	308%	191%		237%	202%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.40%.

See accompanying notes  |  09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  21

Statement of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts
Assets:

Investments, at value	$19,005,722
Cash	435
Foreign currency, at value	1,703
Receivable for investments sold	374
Receivable for investments sold on delayed-delivery basis	942,420
Unrealized appreciation on forward foreign currency contracts	12,257
Receivable for Fund shares sold	49,365
Interest and dividends receivable	130,850
Variation margin receivable	125
Swap premiums paid	5,646
Unrealized appreciation on swap agreements	54,953

20,203,850

Liabilities:

Payable for investments purchased	$1,606,935
Payable for investments purchased on delayed-delivery basis	2,171,192
Unrealized depreciation on forward foreign currency contracts	4,978
Payable for short sales	931,985
Written options outstanding	1,767
Payable for Fund shares redeemed	44,001
Dividends payable	13,901
Accrued investment advisory fee	3,352
Accrued administration fee	4,204
Accrued distribution fee	2,159
Accrued servicing fee	1,904
Variation margin payable	1,207
Swap premiums received	60,164
Unrealized depreciation on swap agreements	3,979
Other liabilities	3,590

4,855,318

Net Assets	$15,348,532

Net Assets Consist of:

Paid in capital	$14,856,465
Undistributed net investment income	44,206
Accumulated undistributed net realized gain	51,766
Net unrealized appreciation	396,095

$15,348,532

Net Assets:

Class A	$3,651,530
Class B	1,188,255
Class C	2,530,725
Other Classes	7,978,022

Shares Issued and Outstanding:

Class A	318,436
Class B	103,623
Class C	220,694

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$11.47
Class B	11.47
Class C	11.47

Cost of Investments Owned	$18,667,216

Cost of Foreign Currency Held	$1,707

Proceeds Received on Short Sales	$934,120

Premiums Received on Written Options	$1,250

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

22  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statement of Operations

Six Months Ended September 30, 2005 (Unaudited)

Amounts in thousands
Investment Income:

Interest	$433,395
Dividends	390
Miscellaneous income	5

Total Income	433,790

Expenses:

Investment advisory fees	18,823
Administration fees	23,786
Distribution fees–Class B	4,683
Distribution fees–Class C	6,423
Servicing fees–Class A	4,506
Servicing fees–Class B	1,561
Servicing fees–Class C	3,211
Distribution and/or servicing fees–Other Classes	3,144
Trustees’ fees	17
Interest expense	262
Miscellaneous expense	18

Total Expenses	66,434

Net Investment Income	367,356

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	94,878
Net realized gain on futures contracts, options and swaps	36,706
Net realized gain on foreign currency transactions	22,178
Net change in unrealized (depreciation) on investments	(73,050)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(38,982)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	506

Net Gain	42,236

Net Increase in Net Assets Resulting from Operations	$409,592

See accompanying notes  |  09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  23

Statements of Changes in Net Assets

Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations

Net investment income	$367,356	$379,063
Net realized gain	153,762	146,066
Net change in unrealized (depreciation)	(111,526)	(139,091)

Net increase resulting from operations	409,592	386,038

Distributions to Shareholders:

From net investment income
Class A	(84,650)	(91,175)
Class B	(24,951)	(32,950)
Class C	(54,086)	(60,717)
Other Classes	(192,180)	(206,746)
From net realized capital gains
Class A	0	(82,712)
Class B	(2)	(35,368)
Class C	0	(62,676)
Other Classes	0	(169,661)

Total Distributions	(355,869)	(742,005)

Fund Share Transactions

Receipts for shares sold
Class A	807,752	1,612,876
Class B	27,930	178,089
Class C	345,705	838,729
Other Classes	1,760,169	3,499,054
Issued as reinvestment of distributions
Class A	61,582	129,296
Class B	16,754	47,227
Class C	34,868	82,350
Other Classes	172,981	345,380
Cost of shares redeemed
Class A	(555,141)	(838,084)
Class B	(118,881)	(208,160)
Class C	(309,221)	(491,377)
Other Classes	(1,149,309)	(1,742,993)
Net increase resulting from Fund share transactions	1,095,189	3,452,387
Fund Redemption Fee	50	194

Total Increase in Net Assets	1,148,962	3,096,614

Net Assets:
Beginning of period	14,199,570	11,102,956

End of period *	$15,348,532	$14,199,570

* Including undistributed net investment income of:	$44,206	$32,717

24  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

The Real Return Fund (the “Fund”) is a series of the PIMCO Funds (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”). The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Fund. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of

09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  25

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

BP	–	British Pound	PZ	–	Polish Zloty
C$	–	Canadian Dollar	RR	–	Russian Ruble
EC	–	Euro	SK	–	Swedish Krona
JY	–	Japanese Yen	SV	–	Slovakian Koruna
N$	–	New Zealand Dollar

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counter-parties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

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Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statement of Operations.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward spread lock, currency and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon termination or maturity of the swap. A liquidation payment

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received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. . The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
0.20%	0.20%	0.40%	0.40%	0.40%

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $2,726,020 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$30,593,924	$28,633,128	$440,940	$421,122

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5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	10,512	$400,000	$8,091
Sales	17,872	479,000	4,763
Closing Buys	(23,870)	(879,000)	(11,434)
Exercised	(769)	0	(170)

Balance at 09/30/2005	3,745	$0	$1,250

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	70,319	$807,752	140,895	$1,612,876
Class B	2,429	27,930	15,632	178,089
Class C	30,087	345,705	73,251	838,729
Other Classes	153,725	1,760,169	306,046	3,499,054

Issued as reinvestment of distributions
Class A	5,338	61,582	11,319	129,296
Class B	1,451	16,754	4,137	47,227
Class C	3,021	34,868	7,212	82,350
Other Classes	14,997	172,981	30,233	345,380

Cost of shares redeemed
Class A	(48,456)	(555,141)	(73,369)	(838,084)
Class B	(10,365)	(118,881)	(18,220)	(208,160)
Class C	(26,999)	(309,221)	(43,069)	(491,377)
Other Classes	(99,931)	(1,149,309)	(153,150)	(1,742,993)

Net increase resulting from Fund share transactions	95,616	$1,095,189	300,917	$3,452,387

7. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$395,482	$(56,976)	$338,506

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

8. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Fund is engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$0	$213,402

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above

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were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

34  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

09.30.05  |  PIMCO Real Return Fund Semi-Annual Report  35

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

36  PIMCO Real Return Fund Semi-Annual Report  |  09.30.05

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ689SA_13267

PIMCO Funds

Semi-Annual Report

SEPTEMBER 30, 2005

Municipal Bond Funds Share Classes A C	NATIONAL SHORT DURATION PIMCO Short Duration Municipal Income Fund
Share Classes A B C	NATIONAL PIMCO Municipal Bond
Share Class A	STATE-SPECIFIC PIMCO California Intermediate Municipal Bond Fund
PIMCO California Municipal Bond Fund
PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Semi-Annual Report  |  09.30.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this semi-annual report for the PIMCO Funds. At the end of the fiscal half-year on September 30, 2005, PIMCO Funds net assets stood at approximately $194 billion. During the six-month reporting period, PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for each Fund is the Institutional share class, and the A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond (4/98), PIMCO California Intermediate Municipal (10/99), PIMCO New York Municipal (10/99), PIMCO California Municipal (8/00), and PIMCO Short Duration Municipal (4/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C Shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Lipper does not take into account sales charges. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax.

The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

4  PIMCO Funds Semi-Annual Report  |  09.30.05

Important Information (cont.)

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, PIMCO Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period from 04/01/05 to 09/30/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

PIMCO Funds Semi-Annual Report  |  09.30.05  5

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbol: Class A: PCMBX

•	The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class A Shares returned 1.49% for the six-month period ended September 30, 2005, underperforming the benchmark Lehman Brothers California Intermediate Municipal Bond Index, which returned 2.37% for the same period.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, consisting of California municipal bond funds with average maturities between five and ten years, was 1.91% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the California municipal yield curve.

•	The Fund’s average credit quality was AA- at the end of the period, versus the benchmark’s average of AA2/AA3.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Class A Share SEC yield after fees at September 30, 2005 was 2.92%, or 4.95% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and an effective state tax rate of 6.05%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and California tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO CA Intermediate Municipal Bond Fund Class A	1.49%	2.30%	4.15%	—	4.64%
PIMCO CA Intermediate Municipal Bond Fund Class A (adjusted)	-1.55%	-0.77%	3.52%	—	4.12%
Lehman Brothers California Intermediate Municipal Bond Index	2.37%	2.61%	5.44%	—	5.57%
Lipper California Intermediate Municipal Debt Fund Average	1.91%	1.88%	4.54%	—	4.81%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,014.90	$1,020.81
Expenses Paid During Period	$4.29	$4.31

Expenses are equal to the expense ratio of 0.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.14 for Class A Shares based upon the Fund’s actual performance and $4.15 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO CA Intermediate Muni Bond A	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	9,700	10,000
09/30/1999	9,766	10,064
10/31/1999	9,691	9,998
11/30/1999	9,770	10,080
12/31/1999	9,724	9,988
01/31/2000	9,753	10,044
02/29/2000	9,813	10,099
03/31/2000	9,986	10,248
04/30/2000	9,959	10,169
05/31/2000	10,003	10,197
06/30/2000	10,189	10,427
07/31/2000	10,320	10,569
08/31/2000	10,466	10,734
09/30/2000	10,431	10,672
10/31/2000	10,495	10,735
11/30/2000	10,543	10,783
12/31/2000	10,716	10,956
01/31/2001	10,888	11,151
02/28/2001	10,904	11,148
03/31/2001	11,004	11,199
04/30/2001	10,825	10,995
05/31/2001	11,010	11,187
06/30/2001	11,072	11,252
07/31/2001	11,203	11,436
08/31/2001	11,426	11,647
09/30/2001	11,412	11,614
10/31/2001	11,467	11,746
11/30/2001	11,415	11,613
12/31/2001	11,323	11,491
01/31/2002	11,479	11,726
02/28/2002	11,578	11,865
03/31/2002	11,417	11,580
04/30/2002	11,597	11,840
05/31/2002	11,690	11,956
06/30/2002	11,764	12,064
07/31/2002	11,809	12,209
08/31/2002	11,869	12,384
09/30/2002	12,074	12,671
10/31/2002	11,860	12,342
11/30/2002	11,865	12,345
12/31/2002	12,007	12,565
01/31/2003	11,941	12,494
02/28/2003	12,035	12,673
03/31/2003	12,002	12,688
04/30/2003	11,996	12,766
05/31/2003	12,162	13,058
06/30/2003	12,115	12,959
07/31/2003	11,806	12,514
08/31/2003	11,818	12,647
09/30/2003	12,090	13,043
10/31/2003	12,105	12,960
11/30/2003	12,245	13,039
12/31/2003	12,334	13,138
01/31/2004	12,375	13,226
02/29/2004	12,524	13,441
03/31/2004	12,450	13,369
04/30/2004	12,231	13,034
05/31/2004	12,145	13,026
06/30/2004	12,218	13,119
07/31/2004	12,321	13,245
08/31/2004	12,471	13,516
09/30/2004	12,497	13,555
10/31/2004	12,562	13,664
11/30/2004	12,549	13,567
12/31/2004	12,629	13,705
01/31/2005	12,658	13,796
02/28/2005	12,656	13,695
03/31/2005	12,596	13,586
04/30/2005	12,710	13,816
05/31/2005	12,697	13,869
06/30/2005	12,748	13,934
07/31/2005	12,733	13,831
08/31/2005	12,822	13,978
09/30/2005	12,785	13,909

Regional Breakdown*

California	82.1%
Puerto Rico	8.5%
Virgin Islands	4.6%
Other	4.8%

*	% of Total Investments as of September 30, 2005

6  PIMCO Funds Semi-Annual Report  |  09.30.05

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Municipal Bond Fund	Ticker Symbol: Class A: PCAAX

•	The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class A Shares returned 2.49% for the six-month period ended September 30, 2005 versus 3.03% for the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index.

•	The return for the Lipper California Municipal Debt Fund Average, consisting of California municipal bond funds with average maturities with average maturities of 10 years or greater, was 2.96% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the California municipal yield curve.

•	The Fund’s average credit quality was AA+ at the end of the period, versus the benchmark’s average of AAA/AAA.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Class A Share SEC yield after fees at September 30, 2005 was 2.81%, or 4.77% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and an effective state tax rate of 6.05%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and California tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/16/00)
PIMCO CA Municipal Bond Fund Class A	2.49%	4.75%	5.45%	—	6.13%
PIMCO CA Municipal Bond Fund Class A (adjusted)	-0.60%	1.58%	4.81%	—	5.53%
Lehman Brothers California Insured Municipal Bond Index	3.03%	4.48%	6.27%	—	7.14%
Lipper California Municipal Debt Fund Average	2.96%	4.52%	5.49%	—	6.34%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

†	The Fund began operations on 05/16/00. Index comparisons began on 05/31/00.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,024.90	$1,020.81
Expenses Paid During Period	$4.31	$4.31

Expenses are equal to the expense ratio of 0.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.16 for Class A Shares based upon the Fund’s actual performance and $4.15 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO CA Municipal Bond A	Lehman Brothers California Insured Municipal Bond Index
05/31/2000	9,700	10,000
06/30/2000	9,901	10,321
07/31/2000	10,036	10,475
08/31/2000	10,175	10,715
09/30/2000	10,147	10,658
10/31/2000	10,204	10,748
11/30/2000	10,261	10,832
12/31/2000	10,470	11,114
01/31/2001	10,626	11,219
02/28/2001	10,699	11,238
03/31/2001	10,768	11,329
04/30/2001	10,491	11,114
05/31/2001	10,743	11,278
06/30/2001	10,839	11,328
07/31/2001	11,073	11,520
08/31/2001	11,282	11,813
09/30/2001	11,284	11,751
10/31/2001	11,420	11,906
11/30/2001	11,329	11,821
12/31/2001	11,256	11,699
01/31/2002	11,376	11,885
02/28/2002	11,534	12,014
03/31/2002	11,179	11,724
04/30/2002	11,388	11,949
05/31/2002	11,532	12,044
06/30/2002	11,662	12,136
07/31/2002	11,660	12,279
08/31/2002	11,765	12,477
09/30/2002	12,089	12,808
10/31/2002	11,784	12,496
11/30/2002	11,817	12,479
12/31/2002	12,057	12,740
01/31/2003	11,896	12,671
02/28/2003	12,038	12,870
03/31/2003	12,044	12,896
04/30/2003	12,097	13,017
05/31/2003	12,354	13,333
06/30/2003	12,275	13,228
07/31/2003	11,829	12,726
08/31/2003	11,879	12,808
09/30/2003	12,170	13,171
10/31/2003	12,194	13,140
11/30/2003	12,333	13,284
12/31/2003	12,463	13,402
01/31/2004	12,546	13,474
02/29/2004	12,759	13,711
03/31/2004	12,604	13,634
04/30/2004	12,291	13,271
05/31/2004	12,203	13,220
06/30/2004	12,287	13,288
07/31/2004	12,388	13,471
08/31/2004	12,595	13,765
09/30/2004	12,632	13,824
10/31/2004	12,733	13,966
11/30/2004	12,696	13,841
12/31/2004	12,874	14,029
01/31/2005	13,022	14,201
02/28/2005	12,996	14,128
03/31/2005	12,910	14,018
04/30/2005	13,100	14,269
05/31/2005	13,113	14,362
06/30/2005	13,227	14,455
07/31/2005	13,204	14,376
08/31/2005	13,321	14,545
09/30/2005	13,232	14,443

Regional Breakdown*

California	81.1%
Louisiana	4.5%
Virgin Islands	4.0%
New Jersey	3.1%
Short-Term Instruments	1.7%
Other	5.6%

*	% of Total Investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  7

A NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund	Ticker Symbols:
Class A: PMLAX Class B: PMLBX Class C: PMLCX

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary object by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class A Shares returned 2.42% for the six-month period ended September 30, 2005, underperforming the 2.80% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal bond funds with average maturities of 10 years or greater, was 2.50% for the period ended September 30, 2005.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the municipal yield curve.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average of AA1/AA2.

•	Interest rate hedging strategies impeded returns, as long-term Treasury rates declined more than municipal rates.

•	The Fund’s Class A Share SEC yield after fees at September 30, 2005 was 3.17%, or 4.88% on a fully tax-adjusted basis with a federal tax rate of 35.0%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	2.42%	3.84%	5.62%	—	4.66%
PIMCO Municipal Bond Fund Class A (adjusted)	-0.65%	0.72%	4.98%	—	4.25%
PIMCO Municipal Bond Fund Class B	2.04%	3.07%	4.83%	—	3.88%
PIMCO Municipal Bond Fund Class B (adjusted)	-2.96%	-1.93%	4.50%	—	3.88%
PIMCO Municipal Bond Fund Class C (adjusted)	1.17%	2.32%	5.09%	—	4.14%
Lehman Brothers General Municipal Bond Index	2.80%	4.05%	6.34%	—	5.53%
Lipper General Municipal Debt Fund Average	2.50%	3.49%	5.50%	—	4.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,024.20	$1,020.40	$1,021.70	$1,020.81	$1,017.05	$1,018.30
Expenses Paid During Period	$4.31	$8.10	$6.84	$4.31	$8.09	$6.83

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.35% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.16, $7.95 and $6.69 for A, B and C Class Shares, respectively, based upon the Fund’s actual performance, and $4.15, $7.94 and $6.68 for A, B and C Class Shares, respectively, based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO Municipal Bond A	PIMCO Municipal Bond B	PIMCO Municipal Bond C	Lehman Brothers General Municipal Bond
12/31/1997	9,700	10,000	10,000	10,000
01/31/1998	9,812	10,108	10,110	10,103
02/28/1998	9,763	10,052	10,056	10,106
03/31/1998	9,768	10,051	10,057	10,115
04/30/1998	9,700	9,976	9,984	10,070
05/31/1998	9,890	10,164	10,174	10,229
06/30/1998	9,921	10,188	10,201	10,269
07/31/1998	9,928	10,189	10,205	10,295
08/31/1998	10,109	10,369	10,388	10,454
09/30/1998	10,242	10,499	10,520	10,584
10/31/1998	10,218	10,467	10,491	10,584
11/30/1998	10,242	10,485	10,511	10,621
12/31/1998	10,251	10,487	10,516	10,648
01/31/1999	10,384	10,617	10,648	10,775
02/28/1999	10,316	10,541	10,572	10,728
03/31/1999	10,322	10,541	10,575	10,742
04/30/1999	10,338	10,551	10,587	10,769
05/31/1999	10,260	10,465	10,503	10,707
06/30/1999	10,070	10,264	10,303	10,553
07/31/1999	10,088	10,275	10,316	10,591
08/31/1999	9,979	10,158	10,201	10,506
09/30/1999	9,963	10,136	10,180	10,511
10/31/1999	9,833	9,997	10,043	10,397
11/30/1999	9,932	10,092	10,140	10,507
12/31/1999	9,837	9,988	10,039	10,429
01/31/2000	9,778	9,922	9,975	10,384
02/29/2000	9,878	10,018	10,074	10,504
03/31/2000	10,101	10,237	10,295	10,734
04/30/2000	10,049	10,178	10,239	10,670
05/31/2000	10,002	10,124	10,186	10,615
06/30/2000	10,227	10,345	10,411	10,896
07/31/2000	10,351	10,464	10,533	11,048
08/31/2000	10,512	10,621	10,693	11,218
09/30/2000	10,503	10,605	10,679	11,160
10/31/2000	10,599	10,697	10,773	11,281
11/30/2000	10,572	10,662	10,741	11,367
12/31/2000	10,812	10,898	10,981	11,648
01/31/2001	10,908	10,988	11,074	11,763
02/28/2001	11,067	11,141	11,231	11,800
03/31/2001	11,187	11,253	11,347	11,906
04/30/2001	11,036	11,095	11,189	11,777
05/31/2001	11,248	11,300	11,400	11,904
06/30/2001	11,358	11,404	11,507	11,984
07/31/2001	11,550	11,589	11,695	12,161
08/31/2001	11,814	11,846	11,957	12,361
09/30/2001	11,670	11,696	11,807	12,320
10/31/2001	11,734	11,753	11,867	12,467
11/30/2001	11,699	11,709	11,825	12,362
12/31/2001	11,609	11,612	11,730	12,245
01/31/2002	11,861	11,856	11,978	12,457
02/28/2002	12,086	12,074	12,201	12,607
03/31/2002	11,853	11,833	11,961	12,360
04/30/2002	12,084	12,056	12,189	12,602
05/31/2002	12,200	12,164	12,301	12,678
06/30/2002	12,323	12,279	12,421	12,812
07/31/2002	12,396	12,344	12,489	12,978
08/31/2002	12,415	12,354	12,503	13,133
09/30/2002	12,618	12,549	12,703	13,421
10/31/2002	12,372	12,297	12,450	13,198
11/30/2002	12,324	12,242	12,396	13,144
12/31/2002	12,527	12,435	12,595	13,421
01/31/2003	12,475	12,375	12,537	13,387
02/28/2003	12,611	12,503	12,668	13,574
03/31/2003	12,573	12,458	12,625	13,582
04/30/2003	12,623	12,500	12,671	13,672
05/31/2003	12,887	12,753	12,929	13,992
06/30/2003	12,838	12,697	12,875	13,933
07/31/2003	12,466	12,321	12,497	13,445
08/31/2003	12,529	12,375	12,554	13,545
09/30/2003	12,830	12,665	12,850	13,943
10/31/2003	12,862	12,687	12,876	13,873
11/30/2003	13,027	12,842	13,036	14,018
12/31/2003	13,144	12,950	13,148	14,134
01/31/2004	13,179	12,976	13,177	14,215
02/29/2004	13,360	13,146	13,352	14,429
03/31/2004	13,222	13,001	13,208	14,379
04/30/2004	13,008	12,783	12,988	14,038
05/31/2004	12,931	12,701	12,907	13,987
06/30/2004	12,964	12,724	12,934	14,038
07/31/2004	13,087	12,836	13,050	14,223
08/31/2004	13,271	13,008	13,229	14,508
09/30/2004	13,298	13,026	13,250	14,585
10/31/2004	13,366	13,085	13,312	14,710
11/30/2004	13,352	13,064	13,294	14,589
12/31/2004	13,475	13,175	13,411	14,767
01/31/2005	13,528	13,226	13,458	14,905
02/28/2005	13,536	13,234	13,460	14,856
03/31/2005	13,482	13,181	13,400	14,762
04/30/2005	13,640	13,336	13,550	14,995
05/31/2005	13,637	13,333	13,543	15,101
06/30/2005	13,728	13,422	13,628	15,195
07/31/2005	13,765	13,458	13,660	15,126
08/31/2005	13,845	13,537	13,734	15,278
09/30/2005	13,809	13,501	13,691	15,176

Regional Breakdown*

Texas	11.8%
Illinois	10.0%
New Jersey	9.9%
New York	6.9%
California	6.0%
Wisconsin	4.5%
Washington	4.4%
Tennessee	3.8%
Florida	3.4%
Ohio	3.4%
Connecticut	3.1%
Other	32.8%

*	% of Total Investments as of September 30, 2005

8  PIMCO Funds Semi-Annual Report  |  09.30.05

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO New York Municipal Bond Fund	Ticker Symbol: Class A: PNYAX

•	The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Class A Shares returned 2.32% for the six-month period ended September 30, 2005, moderately underperforming the 2.62% return of the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York municipal bond funds with average maturities of 10 years or greater, was 2.62% for the period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the intermediate and longer part of the New York municipal yield curve.

•	The Fund’s average credit quality was AA+ at the end of the period, versus the benchmark’s average of AAA/AAA.

•	Interest rate hedging strategies impeded returns, as longer-duration Treasury rates declined more than municipal rates.

•	The Fund’s Class A Share SEC yield after fees at September 30, 2005 was 2.74%, or 4.57% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and an effective state tax rate of 5.01%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal and New York State tax rate, and also what the effective yield would be if this Fund was subject to the maximum Federal, and New York State and City tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; 10-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO NY Municipal Bond Fund Class A	2.32%	3.77%	6.24%	—	6.21%
PIMCO NY Municipal Bond Fund Class A (adjusted)	-0.75%	0.66%	5.60%	—	5.68%
Lehman Brothers New York Insured Municipal Bond Index	2.62%	3.88%	6.73%	—	6.58%
Lipper New York Municipal Debt Fund Average	2.62%	3.65%	5.65%	—	5.40%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,023.20	$1,020.81
Expenses Paid During Period	$4.31	$4.31

Expenses are equal to the expense ratio of 0.85% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $4.16 for Class A Shares based upon the Fund’s actual performance and $4.15 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO NY Muni Bond A	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	9,700	10,000
09/30/1999	9,735	9,987
10/31/1999	9,655	9,848
11/30/1999	9,740	9,986
12/31/1999	9,701	9,883
01/31/2000	9,653	9,826
02/29/2000	9,712	9,973
03/31/2000	9,866	10,227
04/30/2000	9,807	10,129
05/31/2000	9,770	10,058
06/30/2000	10,006	10,385
07/31/2000	10,117	10,522
08/31/2000	10,321	10,708
09/30/2000	10,337	10,642
10/31/2000	10,461	10,777
11/30/2000	10,524	10,871
12/31/2000	10,731	11,212
01/31/2001	10,875	11,308
02/28/2001	10,952	11,318
03/31/2001	11,087	11,442
04/30/2001	10,998	11,329
05/31/2001	11,296	11,462
06/30/2001	11,385	11,527
07/31/2001	11,600	11,705
08/31/2001	11,897	11,901
09/30/2001	11,501	11,794
10/31/2001	11,589	11,951
11/30/2001	11,476	11,848
12/31/2001	11,408	11,724
01/31/2002	11,586	11,967
02/28/2002	11,830	12,131
03/31/2002	11,761	11,886
04/30/2002	12,010	12,139
05/31/2002	12,198	12,198
06/30/2002	12,334	12,330
07/31/2002	12,392	12,501
08/31/2002	12,426	12,677
09/30/2002	12,671	13,011
10/31/2002	12,517	12,807
11/30/2002	12,537	12,741
12/31/2002	12,682	13,036
01/31/2003	12,619	12,998
02/28/2003	12,719	13,191
03/31/2003	12,743	13,210
04/30/2003	12,783	13,340
05/31/2003	13,083	13,671
06/30/2003	13,067	13,591
07/31/2003	12,604	13,059
08/31/2003	12,735	13,175
09/30/2003	13,031	13,571
10/31/2003	13,005	13,494
11/30/2003	13,146	13,643
12/31/2003	13,252	13,764
01/31/2004	13,324	13,849
02/29/2004	13,514	14,062
03/31/2004	13,387	13,990
04/30/2004	13,125	13,642
05/31/2004	13,070	13,603
06/30/2004	13,102	13,641
07/31/2004	13,226	13,832
08/31/2004	13,423	14,102
09/30/2004	13,483	14,187
10/31/2004	13,557	14,322
11/30/2004	13,492	14,186
12/31/2004	13,693	14,374
01/31/2005	13,775	14,523
02/28/2005	13,730	14,465
03/31/2005	13,675	14,361
04/30/2005	13,850	14,598
05/31/2005	13,930	14,714
06/30/2005	14,017	14,811
07/31/2005	13,949	14,712
08/31/2005	14,076	14,869
09/30/2005	13,991	14,738

Regional Breakdown*

New York	85.8%
Puerto Rico	5.5%
Other	8.7%

*	% of Total Investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  9

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund	Ticker Symbols: Class A: PSDAX Class C: PSDCX

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class A Shares returned 0.84% for the six-month period ended September 30, 2005, underperforming the 1.14% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal bond funds with average maturities between one to five years, was 1.12% for the period.

•	The Fund’s effective duration was managed above that of the benchmark, helping performance as yields declined across most municipal maturities.

•	The Fund’s average credit quality was AAA at the end of the period, versus the benchmark’s average of AA1/AA2.

•	Interest rate hedging strategies impeded returns, as Treasury rates declined more than municipal rates.

•	The Fund’s Class A Share SEC yield after fees at September 30, 2005 was 2.91%, or 4.47% on a fully tax-adjusted basis, with a federal tax rate of 35.0%. (The tax adjusted rate provides what the effective yield would be if this Fund was subject to the maximum Federal tax rate.)

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA general obligation bonds increased by 0.20%, 10-year and 30-year maturities decreased by 0.11% and 0.14%, respectively.

•	The yield ratio between 10-year AAA municipals and Treasuries increased to 86.2%; ten-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.2%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception (08/31/99)
PIMCO Short Duration Municipal Bond Fund Class A	0.84%	0.83%	2.40%	—	2.71%
PIMCO Short Duration Municipal Bond Fund Class A (adjusted)	-1.44%	-1.42%	1.94%	—	2.32%
PIMCO Short Duration Municipal Bond Fund Class C (adjusted)	-0.30%	-0.45%	1.96%	—	2.20%
Lehman Brothers 1-Year Municipal Bond Index	1.14%	1.16%	3.02%	—	3.25%
Lipper Short Municipal Debt Fund Average	1.12%	1.16%	2.93%	—	3.08%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,008.40	$1,006.90	$1,021.56	$1,020.05
Expenses Paid During Period	$3.52	$5.03	$3.55	$5.06

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Class A, 1.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Short-Duration Municipal Income A	PIMCO Short-Duration Municipal Income C	Lehman Brothers 1 Year Municipal Bond Index
08/31/1999	9,775	10,000	10,000
09/30/1999	9,801	10,021	10,034
10/31/1999	9,821	10,034	10,056
11/30/1999	9,849	10,057	10,087
12/31/1999	9,872	10,074	10,095
01/31/2000	9,909	10,105	10,133
02/29/2000	9,924	10,115	10,164
03/31/2000	9,966	10,151	10,208
04/30/2000	9,978	10,157	10,232
05/31/2000	9,993	10,166	10,249
06/30/2000	10,057	10,225	10,333
07/31/2000	10,107	10,269	10,391
08/31/2000	10,163	10,319	10,444
09/30/2000	10,210	10,361	10,467
10/31/2000	10,275	10,420	10,517
11/30/2000	10,300	10,439	10,556
12/31/2000	10,405	10,539	10,635
01/31/2001	10,458	10,586	10,761
02/28/2001	10,506	10,628	10,796
03/31/2001	10,544	10,660	10,852
04/30/2001	10,536	10,647	10,873
05/31/2001	10,599	10,703	10,949
06/30/2001	10,673	10,770	10,992
07/31/2001	10,727	10,818	11,041
08/31/2001	10,829	10,914	11,108
09/30/2001	10,810	10,887	11,162
10/31/2001	10,853	10,923	11,211
11/30/2001	10,865	10,928	11,221
12/31/2001	10,881	10,937	11,249
01/31/2002	10,934	10,984	11,340
02/28/2002	10,985	11,029	11,381
03/31/2002	10,955	10,993	11,302
04/30/2002	11,015	11,051	11,387
05/31/2002	11,062	11,095	11,437
06/30/2002	11,086	11,117	11,493
07/31/2002	11,089	11,118	11,536
08/31/2002	11,112	11,138	11,574
09/30/2002	11,124	11,147	11,600
10/31/2002	11,066	11,086	11,583
11/30/2002	11,098	11,115	11,608
12/31/2002	11,156	11,169	11,682
01/31/2003	11,185	11,196	11,709
02/28/2003	11,207	11,216	11,739
03/31/2003	11,181	11,188	11,739
04/30/2003	11,168	11,171	11,752
05/31/2003	11,229	11,231	11,790
06/30/2003	11,229	11,228	11,805
07/31/2003	11,188	11,185	11,801
08/31/2003	11,214	11,208	11,816
09/30/2003	11,294	11,285	11,871
10/31/2003	11,322	11,310	11,858
11/30/2003	11,370	11,355	11,870
12/31/2003	11,385	11,368	11,883
01/31/2004	11,390	11,370	11,908
02/29/2004	11,462	11,440	11,950
03/31/2004	11,378	11,354	11,951
04/30/2004	11,352	11,324	11,923
05/31/2004	11,335	11,305	11,904
06/30/2004	11,333	11,300	11,916
07/31/2004	11,381	11,345	11,962
08/31/2004	11,402	11,364	12,013
09/30/2004	11,402	11,360	12,006
10/31/2004	11,392	11,347	12,006
11/30/2004	11,415	11,367	11,991
12/31/2004	11,427	11,377	12,009
01/31/2005	11,372	11,321	12,019
02/28/2005	11,408	11,353	12,017
03/31/2005	11,400	11,343	12,008
04/30/2005	11,403	11,344	12,031
05/31/2005	11,349	11,288	12,046
06/30/2005	11,364	11,300	12,096
07/31/2005	11,429	11,361	12,103
08/31/2005	11,415	11,344	12,122
09/30/2005	11,496	11,421	12,145

Regional Breakdown*

New York	16.0%
Texas	10.5%
Washington	8.3%
Michigan	8.2%
Massachusetts	6.4%
Illinois	5.4%
Other	45.2%

*	% of Total Investments as of September 30, 2005

10  PIMCO Funds Semi-Annual Report  |  09.30.05

(This Page Intentionally Left Blank)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  11

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%

General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$1,200	$1,168

Total Corporate Bonds & Notes (Cost $1,148)		1,168

MUNICIPAL BONDS & NOTES 98.2%

California 81.5%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,212
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	150
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	465	479
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,083
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,096
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	182
4.000% due 08/01/2012	225	233
California Educational Facilities Authority Revenue Bonds, Series 2005
5.000% due 10/01/2012	540	579
5.000% due 10/01/2013	570	610
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	347
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	145
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	371
California Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California Housing Finance Agency Revenue Bonds, Series 2000
2.890% due 02/01/2031 (a)	700	700
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
5.000% due 07/01/2012	375	407
5.000% due 03/01/2013	1,000	1,083
California Kindergarten General Obligation Bonds, Series 2004
2.950% due 05/01/2034 (a)	1,100	1,100
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.720% due 04/01/2017 (a)	1,400	1,400
California State Coast Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,088
California State Department of Veterans Affairs Home Purchasing Revenue Bonds, (State Street B&T Co. Insured), Series 2003
2.650% due 12/01/2028 (a)	1,205	1,205
California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	130
California State Department of Water Revenue Bonds, (State Street B&T Co. Insured), Series 2002
2.770% due 05/01/2022 (a)	200	200
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	850
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032 (a)	160	163
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,072
California Statewide Communities Development Authority Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025 (a)	2,000	2,080
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	1,300	1,404
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025 (a)	1,000	1,039
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,101
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,052
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	3,400	3,346
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	911
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,068
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	515
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,785	1,921
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,666
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	712
5.375% due 09/01/2017	800	818
Chaffey, California Unified High School District General Obligation Bonds, Series 2005
5.000% due 08/01/2011	475	518
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	498
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	255
6.400% due 09/01/2018	120	133
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,094
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,022
Escondido, California Union High School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 11/01/2018	4,675	2,674
Golden State Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	3,000	3,128
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,780	4,857
Irvine, California Import Bond Act 1915 Special Assessment Revenue Bonds, Series 1997
2.770% due 09/02/2022 (a)	1,100	1,100
Irvine, California Improvement Revenue Bonds, (State Street B&T Co. Insured), Series 1997
2.770% due 09/02/2022 (a)	700	700
Irvine, California Improvement General Obligation Bonds, Series 2025
2.770% due 09/02/2025 (a)	2,084	2,084
Irvine, California Special Assessment Revenue Bonds, Series 1990
2.820% due 09/02/2015 (a)	850	850
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	213
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	338
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,639
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 09/01/2013	1,000	1,112
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	154

12  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	$30	$32
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,291
Madera, California Unified School District General Obligation Bonds, (FGIC Insured), Sereis 2005
5.000% due 08/01/2013	1,180	1,291
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.770% due 07/01/2035 (a)	6,400	6,400
Metropolitan Water District of Southern California Revenue Bonds, Series 2003
2.670% due 07/01/2030 (a)	1,200	1,200
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
2.670% due 10/01/2029 (a)	400	400
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	159
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
2.950% due 07/01/2036 (a)	2,100	2,100
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,295
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	594
6.400% due 09/01/2031	700	717
Newport Beach, California Revenue Bonds, Series 1992
2.890% due 10/01/2022 (a)	730	730
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	655
Oak Grove, California School District General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	602
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	487
5.700% due 08/15/2012	485	519
5.800% due 08/15/2013	600	644
6.200% due 08/15/2018	1,025	1,109
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,667
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,772
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	274
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	830	1,012
San Diego County, California Water Authority Certificates of Participation Revenue Bonds, Series 2004
7.490% due 05/01/2032 (a)	4,500	4,844
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	675
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	318
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	960	998
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	673
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,098
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	100	112
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,697
Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
2.650% due 11/15/2025 (a)	900	900
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	155
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	504
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,231
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	121
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,307

		104,506

Illinois 2.3%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	500	506
Will County, Illinois Forest Preservation District General Obligation Bonds, Series 1999
0.000% due 12/01/2016	4,000	2,472

		2,978

Louisiana 0.8%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,060

New Jersey 0.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	269
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	170

		439

Puerto Rico 8.5%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,053
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,121
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,136
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	282
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,261
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	161
Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth GTD insured), Series 2004
5.000% due 07/01/2028 (a)	2,150	2,276
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	3,250	3,553

		10,843

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.970% due 02/15/2024 (a)	250	269

Virgin Islands 4.5%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,560
5.500% due 10/01/2008	3,000	3,162
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,089

		5,811

Total Municipal Bonds & Notes (Cost $122,496)		125,906

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  13

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 0.2%

Repurchase Agreement 0.1%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $158. Repurchase proceeds are $150.)	$150	$150

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005 (c)	80	79

Total Short-Term Instruments (Cost $229)		229

Total Investments (b) 99.3% (Cost $123,873)		$127,303

Other Assets and Liabilities (Net) 0.7%		954

Net Assets 100.0%		$128,257

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $269 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $79 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Futures	Short	12/2005	55	$170

(d)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,404	1.10%

14  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

California Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.8%

General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$150	$146

Total Corporate Bonds & Notes (Cost $143)		146

MUNICIPAL BONDS & NOTES 94.9%

California 79.0%

California Economic Recovery Revenue Bonds, (STD GTD Insured), Series 2004
2.750% due 07/01/2023 (a)	200	200
California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010	500	424
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	250	173
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
2.680% due 11/15/2037 (a)	1,325	1,325
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	273
California Kindergarten General Obligation Bonds, Series 2004
2.950% due 05/01/2034 (a)	600	600
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (d)	250	270
California Statewide Communities Development Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 04/01/2011	500	529
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	410
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	305
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	139
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
Escondido, California Union High School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 11/01/2018	600	343
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	615
Irvine, California Special Assessment Bonds, Series 1990
2.820% due 09/02/2015 (a)	285	285
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	529
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	817
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	545
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.770% due 07/01/2035 (a)	400	400
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	541
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	531
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	846
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	448
Orange County, California Sanitation District Certificates of Participation Bonds, (SPA-DEXIA Public Finance Insured), Series 2000
2.770% due 08/01/2030 (a)	400	400
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	417
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	822
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego County, California Water Authority Certificate of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,038
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	136
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	200	224
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	750	427

		14,272

Louisiana 4.4%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	795

Massachusetts 0.6%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	115

New Jersey 3.0%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	500	539

Puerto Rico 2.1%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	350	383

Texas 1.9%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	535	338

Virgin Islands 3.9%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	427
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	272

		699

Total Municipal Bonds & Notes (Cost $16,582)		17,141

SHORT-TERM INSTRUMENTS 1.7%

Repurchase Agreement 1.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $260. Repurchase proceeds are $254.)	254	254

U.S. Treasury Bill 0.3%

3.370% due 12/15/2005 (c)	50	50

Total Short-Term Instruments (Cost $304)		304

Total Investments (b) 97.4% (Cost $17,029)		$17,591

Other Assets and Liabilities (Net) 2.6%		466

Net Assets 100.0%		$18,057

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  15

Schedule of Investments (Cont.)

California Municipal Bond Fund

September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $538 were valued with reference to securities whose prices are more readily obtainable.
(c)	Securities with an aggregate market value of $50 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Futures	Short	12/2005	5	$15

(d)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750%	07/01/2032	07/01/2005	$250	$270	1.50%

16  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%

General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)	$1,000	$995
5.100% due 07/16/2007 (a)	2,200	2,140

Total Corporate Bonds & Notes (Cost $3,092)		3,135

MUNICIPAL BONDS & NOTES 95.9%

Alabama 2.9%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,478
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,600	3,199
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300	3,518

		9,195

Alaska 0.2%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002-C
5.250% due 06/01/2032	540	547

Arizona 1.3%

Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.000% due 07/01/2015 (a)	667	839
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	90	92
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,285
Salt River Project Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,021

		4,237

California 5.9%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	355	358
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,672
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
13.200% due 07/01/2011 (a)	4,000	5,650
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,575
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,407
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	398
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,255
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	356
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,356
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,008

		19,035

Colorado 0.9%

Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	85	87
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	45	45
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	70	71
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,428
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,410

		3,041

Connecticut 3.0%

Connecticut State General Obligation Bonds, Series 2001
8.051% due 06/15/2010 (a)	5,000	6,201
Hartford, Connecticut General Obligation Bonds, Series 2005
5.000% due 09/01/2013	500	546
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.050% due 01/15/2011 (a)	2,500	2,893

		9,640

Florida 3.3%

Florida State General Obligation Bonds, Series 2004
6.990% due 07/01/2011 (a)	3,103	3,606
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	331
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,350
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	500	506
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	964

		10,757

Georgia 0.5%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,372
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	223

		1,595

Hawaii 0.4%

Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	305	307
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,065

		1,372

Illinois 9.8%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	506
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	274
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,158
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,097
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds, Series 2002
5.000% due 12/01/2011	2,300	2,487
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,320
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	97
0.000% due 12/01/2012	135	100
0.000% due 12/01/2014	255	172
0.000% due 12/01/2015	1,885	1,207
Cook County, Illinois School District No. 122 Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,588
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	437
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	700	709
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	825
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,695

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  17

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	$1,290	$652
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,278
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,311
9.000% due 02/01/2009	650	762
9.000% due 02/01/2011	690	866
9.000% due 02/01/2012	1,065	1,374
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,984
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	861
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Unlimited Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,818

		31,578

Indiana 2.4%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,491
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	301
4.400% due 01/15/2012	170	176
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	219
4.750% due 07/15/2009	200	211
4.750% due 01/15/2015	235	245
4.850% due 01/15/2016	295	308
5.000% due 07/15/2010	180	193
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	807
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,671
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,174
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	435
5.200% due 02/01/2012	230	247
5.500% due 02/01/2015	180	195

		7,870

Kentucky 1.0%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,885	3,169

Louisiana 2.9%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	205	218
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
6.970% due 04/01/2019 (a)	2,850	3,176
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,120
8.047% due 11/15/2031(a)	3,500	3,885

		9,399

Massachusetts 1.0%

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	410
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,007
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	214
4.800% due 11/01/2008	90	92
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	561
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017 (a)	1,000	1,086

		3,370

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,849
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,087
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,513
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	56
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,085
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	823

		9,413

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,260

Missouri 1.9%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
6.990% due 02/01/2010 (a)	1,793	2,039
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	385
Missouri State Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
1.300% due 06/01/2022 (a)	1,700	1,700
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	630	663
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,258

		6,045

Nevada 0.3%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
8.990% due 12/01/2015 (a)	870	1,106

New Jersey 9.7%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,187
5.600% due 01/01/2012	1,000	1,009
6.000% due 11/01/2028	3,500	3,547
6.375% due 04/01/2018	1,500	1,787
6.375% due 04/01/2031	10,000	11,916
6.500% due 04/01/2031	2,115	2,417
6.800% due 04/01/2018 (a)	250	269
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,244
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	573
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,957
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	1,000	1,138

		31,044

New Mexico 1.0%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
13.000% due 06/15/2012 (a)	2,000	2,831
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	317

		3,148

New York 6.8%

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
9.790% due 11/01/2015 (a)	667	849
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	5,275	5,698
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,077

18  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	$2,500	$2,895
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,263
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,258
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.400% due 07/15/2012	3,550	3,687

		21,727

North Carolina 1.9%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	587
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,071
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,292

		5,950

Ohio 3.3%

Ohio State General Obligation Bonds, Series 2004
7.000% due 05/01/2011 (a)	2,500	2,898
7.000% due 06/15/2011 (a)	3,910	4,540
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,217
5.375% due 12/01/2021	1,750	1,936

		10,591

Oklahoma 1.5%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,479
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,770	370

		4,849

Pennsylvania 0.5%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2005
4.500% due 04/01/2015	790	786
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	753

		1,640

Puerto Rico 0.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	829
6.000% due 07/01/2026	150	167

		996

Rhode Island 2.8%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,442
6.250% due 06/01/2042	6,025	6,422

		8,864

South Carolina 0.3%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,094

Tennessee 3.8%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
6.990% due 12/01/2010 (a)	7,050	8,156
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,018
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,049
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,090
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	770

		12,083

Texas 11.6%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035 (a)	2,765	3,024
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	760	798
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,622
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	258
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
6.940% due 07/01/2025 (a)	2,500	2,567
Houston, Texas Airport Systems Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	866
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	5,839
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	379
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,096
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,802
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	486
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,103
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	266
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,842
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	830
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,036
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,064
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,102
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	236
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,363
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,551
University of Texas Revenue Bonds, Series 2004
5.250% due 08/15/2012	1,000	1,099

		37,229

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,634

Virginia 1.0%

Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,063
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,036
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,031

		3,130

Washington 4.3%

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,780
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,288

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  19

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2019	$2,520	$1,335
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,555

		13,958

West Virginia 0.9%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,797

Wisconsin 4.4%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,545
5.000% due 10/01/2019	1,040	1,131
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	390
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,340	2,436
4.700% due 11/01/2012	1,490	1,562
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	106
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	106
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55
Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,282
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
7.080% due 05/01/2010 (a)	2,500	2,915

		14,006

Total Municipal Bonds & Notes (Cost $295,210)		308,369

SHORT-TERM INSTRUMENTS 1.1%

Repurchase Agreement 0.2%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $821. Repurchase proceeds are $804.)	804	804

U.S. Treasury Bills 0.9%
3.415% due 12/01/2005-12/15/2005 (c)(e)(f)	2,760	2,739

Total Short-Term Instruments (Cost $3,546)		3,543

Total Investments (d) 98.0% (Cost $301,848)		$315,047

Other Assets and Liabilities (Net) 2.0%		6,491

Net Assets 100.0%		$321,538

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $269 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $2,481 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $258 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Futures	Long	12/2005	1	$(1)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	81	(248)

				$(249)

(g)	Swap agreements outstanding on September 30, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$889
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	32,300	830

						$1,719

20  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.7%

General Motors Acceptance Corp.
5.100% due 07/16/2007 (a)	$200	$194

Total Corporate Bonds & Notes (Cost $191)		194

MUNICIPAL BONDS & NOTES 98.9%

Arkansas 0.9%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	250	261

Illinois 1.8%

Will County Community, Illinois Unit School District No-365 General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	481

New York 85.9%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	159
Buffalo, New York Fiscal Stability Authority Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 09/01/2014	1,040	1,135
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	546
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	275	307
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	536
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,079
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	279
New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	104
New York City, New York General Obligation Bonds, Series 2004-H7
2.790% due 03/01/2034 (a)	100	100
New York City, New York General Obligation Bonds, Series 2005-M
5.000% due 04/01/2011	250	267
New York City, New York Individual Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	253
New York City, New York Industrial Development Agency Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	250
New York City, New York Industrial Development Agency Revenue Bonds, (Bank of America Insured), Series 2004
2.830% due 11/01/2039 (a)	100	100
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
2.800% due 06/15/2022 (a)	100	100
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.950% due 11/01/2022 (a)	250	250
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	553
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	552
5.250% due 11/01/2011	600	658
5.250% due 02/01/2029 (a)	500	540
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	423
New York City, New York Transitional Finance Authority, (Bank One N.A. Insured), Series 2000
2.750% due 02/15/2030 (a)	300	300
New York Metropolitan Transportation Authority General Obligation Bonds, (XLCA Insured), Series 2004-A4
2.690% due 11/01/2034 (a)	400	400
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	209
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	289
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,042
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	157
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001-A
5.000% due 07/01/2011	455	490
5.500% due 07/01/2030	200	207
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000-340
6.810% due 08/15/2022 (a)	250	262
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	544
5.000% due 10/01/2030	750	782
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271
New York State Dormitory Authority Revenue Bonds, Series 1997
2.720% due 07/01/2012 (a)	300	300
New York State Dormitory Authority Revenue Bonds, Series 2000-A
6.000% due 07/01/2010	150	161
New York State Dormitory Authority Revenue Bonds, Series 2001
5.250% due 07/01/2010	860	900
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	449
New York State Environmental Facilities Corp. Clean Drinking Water Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	545
5.000% due 06/15/2014	400	431
New York State Local Government Assistance Corp. Revenue Bonds, (FGIC Insured), Series 2003-A
2.640% due 04/01/2021 (a)	500	500
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	158
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	366
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2003-B
5.000% due 04/01/2010	250	269
New York State Thruway Authority Highway & Bridge Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	546
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2005
5.000% due 04/01/2014	1,000	1,092
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	543
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	531
Orange County, New York General Obligation Refunding Bonds, Series 2005-A
5.000% due 07/15/2013	500	546
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	548
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	265
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	539
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	552
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	781
5.400% due 07/15/2012	300	312

		23,478

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  21

Schedule of Investments (Cont.)

New York Municipal Bond Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Puerto Rico 5.5%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	$100	$112
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	568
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	226
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	550	601

		1,507

Texas 3.8%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	508
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	406
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

		1,040

Virgin Islands 1.0%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	272

Total Municipal Bonds & Notes (Cost $26,643)		27,039

SHORT-TERM INSTRUMENTS 0.5%

Repurchase Agreement 0.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $122. Repurchase proceeds are $117.)	117	117

U.S. Treasury Bills 0.1%

3.430% due 12/15/2005	25	25

Total Short-Term Instruments (Cost $142)		142

Total Investments 100.1% (Cost $26,976)		$27,375

Written Options (b) (0.0%) (Premiums $15)		(7)

Other Assets and Liabilities (Net) (0.1%)		(29)

Net Assets 100.0%		$27,339

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note November Futures	$108.000	11/22/2005	32	$15	$7

22  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.9%

General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)	$3,000	$2,985

Total Corporate Bonds & Notes (Cost $2,961)		2,985

MUNICIPAL BONDS & NOTES 97.4%

Alabama 2.7%

Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,500	3,110
Jefferson County, Alabama General Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	1,100	1,146
5.250% due 01/01/2013	4,350	4,697

		8,953

Alaska 1.3%

North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,231
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	708
0.000% due 06/30/2007	2,500	2,352

		4,291

Arizona 4.1%

Greater Arizona Development Authority Infrastructure Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 08/01/2011	2,195	2,377
5.000% due 08/01/2012	2,305	2,504
Maricopa County, Arizona Hospital Revenue Bonds, Series 2005
5.000% due 04/01/2010	2,000	2,086
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.000% due 07/01/2015 (a)	1,000	1,258
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,234
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,021

		13,480

California 4.7%

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,657
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	7,950	8,078
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	898
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,553

		15,186

Colorado 1.9%

Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,336

Connecticut 2.1%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
2.520% due 07/01/2036 (a)	6,000	6,000
New Britain, Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	566

		6,706

Florida 1.0%

Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	698
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	983
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017 (a)	500	546
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	290	301
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	750	759

		3,287

Georgia 0.4%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,162

Idaho 1.2%

Idaho Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2005
2.610% due 07/01/2035 (a)	4,000	4,000

Illinois 5.4%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,396
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,235
De Kalb County, Illinois Community Unit School District No 424, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,167
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	100	101
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,084
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	95	97
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,184
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,319
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	714
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,519
Lake County, Illinois School District No 38 General Obligation Bonds, (AMBAC Insured), Series 2005
0.000% due 02/01/2022	5,000	2,346
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,244
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,099
0.000% due 10/01/2010	15	12

		17,517

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	382

Massachusetts 6.4%

Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
4.674% due 07/01/2020 (a)	7,005	7,082
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,422
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,069
Massachusetts State General Obligation Bonds, (FSA Government of Commonwealth Insured), Series 2002-C
5.500% due 11/01/2010	2,000	2,196
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,703
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,062
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
5.634% due 01/01/2016 (a)	3,200	3,469
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,909

		20,912

Michigan 8.2%

Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,036
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,549
5.250% due 06/01/2010	5,000	5,402
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,684
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,116
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,517

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  23

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	$5,030	$5,430

		26,734

Nebraska 0.7%

University of Nebraska University Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,092

Nevada 0.5%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
8.990% due 12/01/2015 (a)	1,303	1,657

New Jersey 1.4%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	596
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,070
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,696
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,147

		4,509

New Mexico 1.1%

New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,500

New York 16.0%

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998-H
5.250% due 08/01/2010	2,505	2,665
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
9.790% due 11/01/2015 (a)	1,000	1,273
New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,457
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003-E
5.250% due 02/01/2012	2,405	2,637
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2005-A1
5.000% due 11/01/2010	7,500	8,069
5.000% due 11/01/2011	1,400	1,516
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005-A
5.000% due 05/15/2010	1,000	1,074
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,635
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	898
New York State Energy Research & Development Authority Revenue Bonds, Series 2005
2.650% due 05/01/2039 (a)	300	300
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,130
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	542
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,228
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2012	4,000	4,058
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D1
5.000% due 11/01/2010	3,000	3,228
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,599
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,172
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,083
5.400% due 07/15/2012	1,700	1,766

		52,330

North Carolina 0.3%

North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,071

Ohio 3.1%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,056
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,499
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,514
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,161

		10,230

Oklahoma 2.0%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	106
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,445
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured) , Series 1978
6.400% due 06/01/2006	90	92

		6,643

Oregon 0.4%

Oregon State Facilities Authority Revenue Bonds, Series 2005-A
5.000% due 10/01/2011	795	841
5.000% due 10/01/2012	435	459

		1,300

Pennsylvania 0.5%

Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	141
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	537
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,078

		1,756

Puerto Rico 0.9%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	276
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,790

		3,066

South Carolina 1.1%

South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,559

Tennessee 2.3%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
6.990% due 12/01/2010 (a)	6,300	7,289
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	330	353

		7,642

Texas 10.5%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,149
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,642
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,705
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	10,813
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,110
6.800% due 12/15/2011	3,000	3,525
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	403
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	440
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,064
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	710	772
Texas Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,086

24  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	$1,050	$1,136
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	727
University of Texas, University Revenue Bonds, Series 2005
7.490% due 08/15/2013 (a)	4,678	5,652

		34,224

Utah 1.9%

Weber County, Utah Hospital Revenue Bonds, Series 2000
2.620% due 02/15/2032 (a)	6,100	6,100

Virginia 3.3%

Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
2.570% due 02/15/2038 (a)	10,000	10,000
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	772

		10,772

Washington 8.3%

Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,403
Energy Northwest, Washington Electric Revenue Bonds, (MBIA Insured), Series 2003-A
5.500% due 07/01/2012	1,500	1,665
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,574
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,457
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,134
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,579
0.000% due 12/01/2019	2,960	1,568
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,042
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,678

		27,100

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	110	122

Wisconsin 3.6%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,314
Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2002
4.250% due 11/01/2010	2,515	2,617
4.500% due 05/01/2010	1,365	1,415
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,045	1,083
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,249
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,063

		11,741

Total Municipal Bonds & Notes (Cost $319,392)		318,360

SHORT-TERM INSTRUMENTS 1.5%

Repurchase Agreement 0.5%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $1,651. Repurchase proceeds are $1,618.)	1,618	1,618

U.S. Treasury Bills 1.0%

3.417% due 12/01/2005-12/15/2005 (b)(c)	3,345	3,319

Total Short-Term Instruments (Cost $4,940)		4,937

Total Investments 99.8% (Cost $327,293)		$326,282

Written Options (e) (0.0%) (Premiums $94)		(44)

Other Assets and Liabilities (Net) 0.2%		537

Net Assets 100.0%		$326,775

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $3,225 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(d)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$130,200	$3,347

(e)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note December Futures	$108.000	11/22/2005	203	$94	$44

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund

Class A
09/30/2005+	$9.96	$0.18	$(0.03)	$0.15	$(0.18)	$0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)
03/31/2001	10.05	0.43	0.57	1.00	(0.42)	(0.03)

California Municipal Bond Fund

Class A
09/30/2005+	$10.30	$0.18	$0.08	$0.26	$(0.19)	$0.00
03/31/2005	10.42	0.37	(0.12)	0.25	(0.37)	0.00
03/31/2004	10.36	0.37	0.10	0.47	(0.37)	(0.04)
03/31/2003	10.02	0.41	0.36	0.77	(0.42)	(0.01)
03/31/2002	10.35	0.32	0.08	0.40	(0.34)	(0.39)
07/31/2000 - 03/31/2001	10.35	0.27	0.46	0.73	(0.30)	(0.43)

Municipal Bond Fund

Class A
09/30/2005+	$10.14	$0.19	$0.06	$0.25	$(0.18)	$0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)
03/31/2001	9.47	0.44	0.55	0.99	(0.44)	0.00
Class B
09/30/2005+	10.14	0.15	0.06	0.21	(0.14)	0.00
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
03/31/2002	10.02	0.39	0.12	0.51	(0.39)	(0.11)
03/31/2001	9.47	0.37	0.55	0.92	(0.37)	0.00
Class C
09/30/2005+	10.14	0.16	0.06	0.22	(0.15)	0.00
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)
03/31/2002	10.02	0.42	0.12	0.54	(0.42)	(0.11)
03/31/2001	9.47	0.39	0.55	0.94	(0.39)	0.00

New York Municipal Bond Fund

Class A
09/30/2005+	$10.77	$0.16	$0.09	$0.25	$(0.16)	$0.00
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.44	0.18	0.62	(0.45)	(0.46)
03/31/2001	9.94	0.43	0.77	1.20	(0.41)	(0.09)

Short Duration Municipal Income Fund

Class A
09/30/2005+	$9.95	$0.15	$(0.07)	$0.08	$(0.15)	$0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00
Class C
09/30/2005+	9.95	0.14	(0.07)	0.07	(0.14)	0.00
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

26  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Class A
09/30/2005+	$(0.18)	$9.93	1.49%	$42,947	0.85	%*	3.57	%*	76%
03/31/2005	(0.38)	9.96	1.17	44,676	0.87	(e)	3.75		59
03/31/2004	(0.37)	10.22	3.73	47,407	0.90		3.69		137
03/31/2003	(0.46)	10.22	5.13	58,325	0.87	(d)	3.86		101
03/31/2002	(0.83)	10.16	3.76	22,828	0.86	(b)	4.39		94
03/31/2001	(0.45)	10.60	10.19	29,035	0.86	(b)	4.19		257

California Municipal Bond Fund

Class A
09/30/2005+	$(0.19)	$10.37	2.49%	$6,578	0.85	%*	3.54	%*	51%
03/31/2005	(0.37)	10.30	2.43	4,647	0.87	(e)	3.57		46
03/31/2004	(0.41)	10.42	4.63	5,086	0.90		3.60		157
03/31/2003	(0.43)	10.36	7.74	5,830	0.87	(d)	3.97		221
03/31/2002	(0.73)	10.02	3.81	2,037	0.87	(b)	3.10		164
07/31/2000 - 03/31/2001	(0.73)	10.35	7.72	706	0.85	*(c)	3.89	*	338

Municipal Bond Fund
Class A
09/30/2005+	$(0.18)	$10.21	2.42%	$62,508	0.85	%*	3.63	%*	25%
03/31/2005	(0.38)	10.14	1.96	54,983	0.88	(e)	3.83		64
03/31/2004	(0.37)	10.32	5.15	60,742	0.90		3.66		115
03/31/2003	(0.45)	10.18	6.08	65,254	0.86	(d)	4.05		108
03/31/2002	(0.58)	10.03	5.94	21,295	0.85		4.60		231
03/31/2001	(0.44)	10.02	10.74	11,381	0.85		4.52		306
Class B
09/30/2005+	(0.14)	10.21	2.04	37,113	1.60	*	2.92	*	25
03/31/2005	(0.30)	10.14	1.20	40,015	1.63	(e)	3.07		64
03/31/2004	(0.30)	10.32	4.36	46,467	1.65		2.90		115
03/31/2003	(0.38)	10.18	5.29	43,553	1.61	(d)	3.32		108
03/31/2002	(0.50)	10.03	5.15	18,535	1.60		3.85		231
03/31/2001	(0.37)	10.02	9.92	8,513	1.60		3.79		306
Class C
09/30/2005+	(0.15)	10.21	2.17	67,078	1.35	*	3.18	*	25
03/31/2005	(0.33)	10.14	1.45	69,930	1.38	(e)	3.33		64
03/31/2004	(0.32)	10.32	4.62	81,894	1.40		3.16		115
03/31/2003	(0.40)	10.18	5.55	92,101	1.36	(d)	3.59		108
03/31/2002	(0.53)	10.03	5.42	48,265	1.35		4.10		231
03/31/2001	(0.39)	10.02	10.20	30,539	1.35		4.06		306

New York Municipal Bond Fund

Class A
09/30/2005+	$(0.16)	$10.86	2.32%	$17,988	0.85	%*	2.91	%*	27%
03/31/2005	(0.33)	10.77	2.14	16,135	0.87	(e)	3.04		42
03/31/2004	(0.34)	10.87	5.04	16,328	0.90		2.96		147
03/31/2003	(0.52)	10.68	8.36	11,739	0.88	(d)	3.49		227
03/31/2002	(0.91)	10.35	6.09	2,210	0.87	(b)	4.22		204
03/31/2001	(0.50)	10.64	12.38	186	0.86	(b)	4.15		973

Short Duration Municipal Income Fund

Class A
09/30/2005+	$(0.15)	$9.88	0.84%	$150,417	0.70	%*	3.07	%*	41%
03/31/2005	(0.24)	9.95	0.20	199,843	0.81	(e)(f)	2.37		104
03/31/2004	(0.17)	10.17	1.78	261,909	0.85		1.65		226
03/31/2003	(0.22)	10.16	2.07	207,709	0.82	(d)	2.16		152
Class C
09/30/2005+	(0.14)	9.88	0.69	40,596	1.00	*	2.77	*	41
03/31/2005	(0.21)	9.95	(0.10)	49,751	1.11	(e)(f)	2.07		104
03/31/2004	(0.14)	10.17	1.47	67,984	1.15		1.35		226
03/31/2003	(0.19)	10.16	1.77	45,755	1.12	(d)	1.88		152

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(d)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(e)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(f)	Effective December 24, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12-b-1 Fees, respectively.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  27

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Assets:

Investments, at value	$127,303	$17,591	$315,047	$27,375	$326,282
Cash	371	0	62	0	0
Receivable for investments sold	0	0	4,193	0	745
Receivable for Fund shares sold	111	295	333	28	741
Interest and dividends receivable	1,412	188	4,805	315	4,210
Variation margin receivable	21	35	752	0	539
Unrealized appreciation on swap agreements	0	0	1,719	0	3,347
Other assets	1	0	0	0	0

	129,219	18,109	326,911	27,718	335,864

Liabilities:

Payable for investments purchased	$0	$0	$0	$304	$0
Overdraft due to Custodian	0	0	0	0	745
Written options outstanding	0	0	0	7	44
Payable for Fund shares redeemed	817	0	510	34	1,687
Dividends payable	77	10	277	15	320
Accrued investment advisory fee	28	4	73	6	57
Accrued administration fee	30	4	89	8	71
Accrued distribution fee	0	0	55	0	11
Accrued servicing fee	10	1	43	5	40
Variation margin payable	0	33	783	0	539
Swap premiums received	0	0	3,543	0	5,575

	962	52	5,373	379	9,089

Net Assets	$128,257	$18,057	$321,538	$27,339	$326,775

Net Assets Consist of:

Paid in capital	$129,479	$17,648	$316,896	$26,914	$340,979
Undistributed (overdistributed) net investment income	298	12	1,112	(7)	(7)
Accumulated undistributed net realized gain (loss)	(5,121)	(180)	(11,138)	26	(16,583)
Net unrealized appreciation	3,601	577	14,668	406	2,386

	$128,257	$18,057	$321,538	$27,339	$326,775

Net Assets:

Class A	$42,947	$6,578	$62,508	$17,988	$150,417
Class B	0	0	37,113	0	0
Class C	0	0	67,078	0	40,596
Other Classes	85,310	11,479	154,839	9,351	135,762

Shares Issued and Outstanding:

Class A	4,327	634	6,123	1,656	15,217
Class B	0	0	3,635	0	0
Class C	0	0	6,570	0	4,107

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$9.93	$10.37	$10.21	$10.86	$9.88
Class B	0.00	0.00	10.21	0.00	0.00
Class C	0.00	0.00	10.21	0.00	9.88

Cost of Investments Owned	$123,873	$17,029	$301,848	$26,976	$327,293

Premiums Received on Written Options	$0	$0	$0	$15	$94

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

28  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statements of Operations

Six Months Ended September 30, 2005 (Unaudited)

Amounts in thousands	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Investment Income:

Interest	$2,874	$375	$7,486	$475	$6,802
Miscellaneous income	1	0	0	0	0

Total Income	2,875	375	7,486	475	6,802

Expenses:

Investment advisory fees	164	21	417	32	364
Administration fees	176	23	510	42	452
Distribution fees - Class B	0	0	149	0	0
Distribution fees - Class C	0	0	174	0	68
Servicing fees - Class A	57	7	77	21	172
Servicing fees - Class B	0	0	50	0	0
Servicing fees - Class C	0	0	87	0	45
Distribution and/or servicing fees - Other Classes	6	0	36	6	39
Interest expense	0	0	1	0	2
Miscellaneous expense	0	0	0	0	1

Total Expenses	403	51	1,501	101	1,143

Net Investment Income	2,472	324	5,985	374	5,659

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	445	84	(500)	8	(264)
Net realized gain (loss) on futures contracts, options and swaps	(2,224)	(120)	(2,874)	22	(7,989)
Net change in unrealized appreciation on investments	816	117	4,932	139	2,610
Net change in unrealized appreciation on futures contracts, options and swaps	475	18	293	15	2,856

Net Gain (Loss)	(488)	99	1,851	184	(2,787)

Net Increase in Net Assets Resulting from Operations	$1,984	$423	$7,836	$558	$2,872

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  29

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Municipal Bond Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$2,472	$5,026	$324	$619
Net realized gain (loss)	(1,779)	(1,250)	(36)	26
Net change in unrealized appreciation (depreciation)	1,291	(2,051)	135	(182)

Net increase resulting from operations	1,984	1,725	423	463

Distributions to Shareholders:

From net investment income
Class A	(807)	(1,726)	(99)	(167)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(1,666)	(3,291)	(225)	(452)

Total Distributions	(2,473)	(5,017)	(324)	(619)

Fund Share Transactions:

Receipts for shares sold
Class A	5,110	14,108	2,104	1,312
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	14,002	22,482	69	1,137

Issued as reinvestment of distributions
Class A	489	1,085	46	89
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	1,509	2,937	225	449

Cost of shares redeemed
Class A	(7,164)	(16,714)	(246)	(1,772)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(12,419)	(20,499)	(71)	(1,236)
Net increase (decrease) resulting from Fund share transactions	1,527	3,399	2,127	(21)
Fund Redemption Fee	2	1	1	0

Total Increase (Decrease) in Net Assets	1,040	108	2,227	(177)

Net Assets:
Beginning of period	127,217	127,109	15,830	16,007

End of period*	$128,257	$127,217	$18,057	$15,830

* Including undistributed (overdistributed) net investment income of:	$298	$299	$12	$12

30  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$5,985	$12,706	$374	$621	$5,659	$11,206
Net realized gain (loss)	(3,374)	(1,027)	30	70	(8,253)	(4,737)
Net change in unrealized appreciation (depreciation)	5,225	(5,860)	154	(339)	5,466	(5,026)

Net increase resulting from operations	7,836	5,819	558	352	2,872	1,443

Distributions to Shareholders:

From net investment income
Class A	(1,033)	(2,088)	(246)	(469)	(2,606)	(5,672)
Class B	(523)	(1,286)	0	0	0	0
Class C	(1,006)	(2,402)	0	0	(618)	(1,307)
Other Classes	(2,997)	(6,544)	(128)	(152)	(2,434)	(4,227)

Total Distributions	(5,559)	(12,320)	(374)	(621)	(5,658)	(11,206)

Fund Share Transactions:

Receipts for shares sold
Class A	12,054	15,106	2,668	4,548	20,464	161,534
Class B	1,490	4,111	0	0	0	0
Class C	3,642	9,308	0	0	2,267	18,260
Other Classes	21,176	54,385	3,771	3,461	24,871	133,717

Issued as reinvestment of distributions
Class A	655	1,250	156	290	1,744	4,139
Class B	244	601	0	0	0	0
Class C	597	1,429	0	0	372	812
Other Classes	2,548	5,082	113	121	1,781	3,185

Cost of shares redeemed
Class A	(5,571)	(21,019)	(1,107)	(4,839)	(70,290)	(222,625)
Class B	(4,924)	(10,371)	0	0	0	0
Class C	(7,587)	(21,260)	0	0	(11,453)	(35,998)
Other Classes	(29,259)	(72,565)	(907)	(2,279)	(41,432)	(134,782)
Net increase (decrease) resulting from Fund share transactions	(4,935)	(33,943)	4,694	1,302	(71,676)	(71,758)
Fund Redemption Fee	3	35	0	0	7	4

Total Increase (Decrease) in Net Assets	(2,655)	(40,409)	4,878	1,033	(74,455)	(81,517)

Net Assets:
Beginning of period	324,193	364,602	22,461	21,428	401,230	482,747

End of period*	$321,538	$324,193	$27,339	$22,461	$326,775	$401,230

* Including undistributed (overdistributed) net investment income of:	$1,112	$686	$(7)	$(7)	$(7)	$(8)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  31

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”), five of which are presented herein. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Municipal Bond Funds of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

32  PIMCO Funds Semi-Annual Report  |  09.30.05

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where

09.30.05  |   PIMCO Funds Semi-Annual Report  33

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.22%	0.35%		0.35%		N/A
California Municipal Bond Fund	0.25%	0.22%	0.22%	0.35%		0.35%		N/A
Municipal Bond Fund	0.25%	0.24%	0.24%	0.35%		0.35%		N/A
New York Municipal Bond Fund	0.25%	0.22%	N/A	0.35%		0.35%		N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35	%(1)	0.35	%(1)	N/A

(1)	Effective December 22, 2004, PIMCO has contractually agreed, until March 31, 2006, to waive 0.05% of the administrative fees for the Class A, B, C and D Shares of the Fund.

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

Effective December 22, 2004, AGID has contractually agreed for the past and current fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A, B, C and D

34  PIMCO Funds Semi-Annual Report  |  09.30.05

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $96,234 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$98,121	$95,744
California Municipal Bond Fund	0	0	10,171	8,438
Municipal Bond Fund	3,996	3,994	77,909	86,891
New York Municipal Bond Fund	0	0	12,089	6,733
Short Duration Municipal Income Fund	0	0	146,084	216,908

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2005	88	$100	28	$32	284	$323	27	$31	218	$248
Sales	143	75	51	50	568	243	236	86	1,989	717
Closing Buys	(143)	(100)	(51)	(58)	(852)	(566)	(231)	(102)	(2,004)	(871)
Expirations	(88)	(75)	(28)	(24)	0	0	0	0	0	0

Balance at 09/30/2005	0	$0	0	$0	0	$0	32	$15	203	$94

6. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
California Intermediate Municipal Bond Fund	$3,674	$(244)	$3,430
California Municipal Bond Fund	587	(25)	562
Municipal Bond Fund	15,209	(2,010)	13,199
New York Municipal Bond Fund	519	(120)	399
Short Duration Municipal Income Fund	2,261	(3,272)	(1,011)

09.30.05  |  PIMCO Funds Semi-Annual Report  35

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				Municipal Bond Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	513	$5,110	1,402	$14,108	203	$2,104	128	$1,312	1,181	$12,054	1,485	$15,106
Class B	0	0	0	0	0	0	0	0	145	1,490	406	4,111
Class C	0	0	0	0	0	0	0	0	356	3,642	917	9,308
Other Classes	1,405	14,002	2,237	22,482	7	69	112	1,137	2,071	21,176	5,351	54,385

Issued as reinvestment of distributions
Class A	49	489	108	1,085	4	46	9	89	64	655	123	1,250
Class B	0	0	0	0	0	0	0	0	24	244	59	601
Class C	0	0	0	0	0	0	0	0	58	597	141	1,429
Other Classes	151	1,509	293	2,937	21	225	43	449	249	2,548	501	5,082

Cost of shares redeemed
Class A	(719)	(7,164)	(1,665)	(16,714)	(24)	(246)	(174)	(1,772)	(545)	(5,571)	(2,072)	(21,019)
Class B	0	0	0	0	0	0	0	0	(481)	(4,924)	(1,022)	(10,371)
Class C	0	0	0	0	0	0	0	0	(742)	(7,587)	(2,097)	(21,260)
Other Classes	(1,247)	(12,419)	(2,044)	(20,499)	(7)	(71)	(119)	(1,236)	(2,863)	(29,259)	(7,153)	(72,565)

Net increase (decrease) resulting from Fund share transactions	152	$1,527	331	$3,399	204	$2,127	(1)	$(21)	(483)	$(4,935)	(3,361)	$(33,943)

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	246	$2,668	421	$4,548	2,068	$20,464	16,021	$161,534
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	229	2,267	1,810	18,260
Other Classes	346	3,771	321	3,461	2,515	24,871	13,267	133,717

Issued as reinvestment of distributions
Class A	14	156	27	290	177	1,744	412	4,139
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	38	372	81	812
Other Classes	10	113	12	121	180	1,781	316	3,185

Cost of shares redeemed
Class A	(102)	(1,107)	(452)	(4,839)	(7,103)	(70,290)	(22,116)	(222,625)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(1,158)	(11,453)	(3,579)	(35,998)
Other Classes	(83)	(907)	(214)	(2,279)	(4,192)	(41,432)	(13,384)	(134,782)

Net increase (decrease) resulting from Fund share transactions	431	$4,694	115	$1,302	(7,246)	$(71,676)	(7,172)	$(71,758)

36  PIMCO Funds Semi-Annual Report  |  09.30.05

8. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$6,108

9. Subsequent Events

Effective October 1, 2005, the following Funds have new advisory fee rates:

Advisory Fees:

Fund Name	Classes	Current	New
California Intermediate Municipal Bond Fund	All	0.25%	0.225%
California Municipal Bond Fund	All	0.25%	0.225%
Municipal Bond Fund	All	0.25%	0.225%
New York Municipal Bond Fund	All	0.25%	0.225%

10. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

09.30.05  |  PIMCO Funds Semi-Annual Report  37

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

38  PIMCO Funds Semi-Annual Report  |  09.30.05

Approval of Renewal of Investment Advisory Contract, Administration

Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board

09.30.05  |  PIMCO Funds Semi-Annual Report  39

Approval of Renewal of Investment Advisory Contract, Administration

Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

40  PIMCO Funds Semi-Annual Report  |  09.30.05

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

09.30.05  |  PIMCO Funds Semi-Annual Report  41

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage

PIMCO Long-Term U.S. Government

PIMCO GNMA

PIMCO Total Return Mortgage

Credit Strategy

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade Corporate Bond

International

PIMCO Global Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(Unhedged)

PIMCO Emerging Markets

Bond

PIMCO Developing Local

Markets

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO California Municipal

Bond

PIMCO New York Municipal

Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn

Strategy®

PIMCO RealEstateRealReturn

Strategy

Equity-Related

PIMCO StocksPLUS®

PIMCO StocksPLUS® Total

Return

PIMCO International

StocksPLUS®

TR Strategy

PIMCO Fundamental

IndexPLUS TR

Asset Allocation (Tactical)

PIMCO All Asset

PIMCO All Asset All

Authority

Value Stock

OCC Value

NFJ Large-Cap Value

NFJ Dividend Value

OCC Renaissance

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

OCC Core Equity

PEA Equity Premium Strategy

CCM Capital Appreciation

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

PEA Growth

NACM Growth

RCM Targeted Core Growth

RCM Mid-Cap

PEA Target

PEA Opportunity

International Stock

NACM Global

RCM Global Small-Cap

RCM International Growth Equity

NACM International

NFJ International Value

NACM Pacific Rim

Sector-Related Stock

RCM Global Healthcare

RCM Biotechnology

RCM Global Technology

Asset Allocation (Strategic)

AMM Asset Allocation

www.allianzinvestors.com

*	As of 9/30/05 according to SimFunds.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read the prospectus carefully before you invest or send money.

This cover is not part of the Prospectus	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ002SA_13269

PIMCO Funds

Semi-Annual Report

SEPTEMBER 30, 2005

Bond Funds Share Class R	SHORT-DURATION PIMCO Short-Term Fund PIMCO Low Duration Fund CORE PIMCO Total Return Fund CREDIT STRATEGY PIMCO High Yield Fund	INTERNATIONAL PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) REAL RETURN STRATEGY PIMCO Real Return Fund EQUITY-RELATED PIMCO StocksPLUS® Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Semi-Annual Report  |  09.30.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this semi-annual report for the PIMCO Funds. At the end of the fiscal half-year on September 30, 2005, PIMCO Funds net assets stood at approximately $194 billion. During the six-month reporting period, PIMCO reached a milestone with total assets under management, including funds and privately managed accounts, exceeding $500 billion.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005, after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call 1-800-426-0107. We also invite you to visit our web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

October 31, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a Fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return Fund (Class A Shares). The R Shares for each Fund were first offered in 12/02. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R Share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: Credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, emerging markets risk, currency risk, derivative risk, equity risk, mortgage risk, leveraging risk, small company risk, non-U.S. security risk and specific sector investment risk. A description of these risks is contained in the Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance.

The PIMCO High Yield Fund has changed its primary benchmark from the Merrill Lynch US High Yield, BB-B Rated, Index (the “Unconstrained Index”) to the Merrill Lynch US High Yield, BB-B Rated, Constrained Index (the “Constrained Index”). This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at 1-866-746-2606.

4  PIMCO Funds Semi-Annual Report  |  09.30.05

Important Information (cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 04/01/05 to 09/30/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

PIMCO Funds Semi-Annual Report  |  09.30.05  5

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbol: Class R: PFRRX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the six-month period ended September 30, 2005, the Fund’s Class R Shares returned 2.97%, moderately underperforming its benchmark, the JPMorgan Government Bond Indices Global ex-U.S. Index Hedged in USD, which returned 3.47% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Fund maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period and investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A tactical long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

•	A tactical allocation to real return bonds detracted from returns as nominal yields fell more than real yields.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	2.97%	7.24%	6.33%	8.07%	7.86%
JPMorgan Government Bond Indices Global ex-U.S. Index Hedged in USD	3.47%	7.01%	5.76%	7.67%	7.71%
Lipper International Income Fund Average	-1.05%	4.97%	8.59%	6.34%	6.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. Redemption fees are paid to and retained by the Fund and are not sales charges. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition.

†	The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,029.70	$1,019.05
Expenses Paid During Period	$6.11	$6.07

Expenses are equal to the expense ratio of 1.20% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Foreign Bond (US Hedged) R	JPMorgan Government Bond Indices Global ex-U.S. Index Hedged in USD
12/31/1992	10,000	10,000
01/31/1993	10,077	10,091
02/28/1993	10,293	10,274
03/31/1993	10,325	10,280
04/30/1993	10,318	10,281
05/31/1993	10,405	10,338
06/30/1993	10,645	10,549
07/31/1993	10,807	10,667
08/31/1993	11,063	10,889
09/30/1993	11,101	10,936
10/31/1993	11,260	11,082
11/30/1993	11,284	11,159
12/31/1993	11,559	11,390
01/31/1994	11,567	11,333
02/28/1994	11,253	11,078
03/31/1994	11,051	10,977
04/30/1994	10,940	10,899
05/31/1994	10,773	10,779
06/30/1994	10,568	10,669
07/31/1994	10,628	10,739
08/31/1994	10,518	10,636
09/30/1994	10,529	10,645
10/31/1994	10,564	10,687
11/30/1994	10,714	10,838
12/31/1994	10,638	10,813
01/31/1995	10,704	10,931
02/28/1995	10,769	11,072
03/31/1995	10,770	11,297
04/30/1995	11,028	11,477
05/31/1995	11,455	11,854
06/30/1995	11,379	11,814
07/31/1995	11,590	11,963
08/31/1995	11,804	12,067
09/30/1995	11,966	12,258
10/31/1995	12,160	12,395
11/30/1995	12,629	12,667
12/31/1995	12,809	12,785
01/31/1996	13,116	12,939
02/29/1996	12,828	12,787
03/31/1996	13,030	12,893
04/30/1996	13,339	13,047
05/31/1996	13,383	13,136
06/30/1996	13,527	13,245
07/31/1996	13,650	13,345
08/31/1996	13,976	13,522
09/30/1996	14,361	13,810
10/31/1996	14,707	14,038
11/30/1996	15,054	14,319
12/31/1996	15,125	14,339
01/31/1997	15,358	14,518
02/28/1997	15,433	14,611
03/31/1997	15,231	14,533
04/30/1997	15,365	14,690
05/31/1997	15,437	14,767
06/30/1997	15,738	15,018
07/31/1997	15,962	15,257
08/31/1997	15,888	15,275
09/30/1997	16,222	15,545
10/31/1997	16,024	15,645
11/30/1997	16,232	15,757
12/31/1997	16,461	15,962
01/31/1998	16,690	16,174
02/28/1998	16,835	16,318
03/31/1998	17,037	16,464
04/30/1998	17,086	16,548
05/31/1998	17,225	16,774
06/30/1998	17,301	16,847
07/31/1998	17,567	17,003
08/31/1998	17,418	17,338
09/30/1998	17,808	17,749
10/31/1998	17,430	17,722
11/30/1998	17,748	17,914
12/31/1998	17,989	17,892
01/31/1999	18,347	18,114
02/28/1999	18,158	17,993
03/31/1999	18,260	18,207
04/30/1999	18,486	18,438
05/31/1999	18,187	18,363
06/30/1999	17,956	18,078
07/31/1999	17,954	18,031
08/31/1999	17,814	18,063
09/30/1999	17,899	18,132
10/31/1999	17,969	18,176
11/30/1999	17,994	18,281
12/31/1999	18,142	18,336
01/31/2000	18,038	18,338
02/29/2000	18,235	18,473
03/31/2000	18,487	18,743
04/30/2000	18,542	18,844
05/31/2000	18,642	18,995
06/30/2000	18,773	19,086
07/31/2000	18,919	19,224
08/31/2000	18,891	19,227
09/30/2000	19,129	19,393
10/31/2000	19,167	19,550
11/30/2000	19,441	19,896
12/31/2000	19,793	20,117
01/31/2001	20,076	20,355
02/28/2001	20,181	20,530
03/31/2001	20,441	20,685
04/30/2001	20,306	20,545
05/31/2001	20,343	20,652
06/30/2001	20,320	20,765
07/31/2001	20,785	20,954
08/31/2001	20,960	21,130
09/30/2001	21,094	21,217
10/31/2001	21,607	21,605
11/30/2001	21,525	21,512
12/31/2001	21,415	21,334
01/31/2002	21,496	21,357
02/28/2002	21,533	21,377
03/31/2002	21,451	21,268
04/30/2002	21,668	21,440
05/31/2002	21,666	21,467
06/30/2002	21,906	21,745
07/31/2002	21,967	21,956
08/31/2002	22,119	22,219
09/30/2002	22,307	22,472
10/31/2002	22,289	22,463
11/30/2002	22,505	22,504
12/31/2002	22,899	22,828
01/31/2003	23,162	23,007
02/28/2003	23,415	23,165
03/31/2003	23,340	23,137
04/30/2003	23,422	23,188
05/31/2003	23,700	23,556
06/30/2003	23,634	23,434
07/31/2003	23,412	23,174
08/31/2003	23,307	23,007
09/30/2003	23,521	23,260
10/31/2003	23,326	23,043
11/30/2003	23,300	23,064
12/31/2003	23,538	23,280
01/31/2004	23,620	23,384
02/29/2004	23,894	23,607
03/31/2004	23,971	23,671
04/30/2004	23,918	23,485
05/31/2004	23,865	23,446
06/30/2004	23,858	23,416
07/31/2004	23,930	23,510
08/31/2004	24,155	23,843
09/30/2004	24,237	23,979
10/31/2004	24,414	24,131
11/30/2004	24,777	24,341
12/31/2004	24,933	24,492
01/31/2005	25,108	24,731
02/28/2005	25,010	24,612
03/31/2005	25,240	24,800
04/30/2005	25,525	25,113
05/31/2005	25,671	25,322
06/30/2005	25,910	25,595
07/31/2005	25,862	25,481
08/31/2005	26,033	25,688
09/30/2005	25,991	25,660

Country Allocation*

United States	39.3%
Germany	19.7%
Japan	12.4%
France	10.1%
Short-Term Instruments	8.2%
United Kingdom	2.9%
Spain	2.7%
Other	4.7%

*	% of total investments as of September 30, 2005

6  PIMCO Funds Semi-Annual Report  |  09.30.05

A CREDIT STRATEGY FUND

PIMCO High Yield Fund	Ticker Symbol: Class R: PHYRX

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class R Shares returned 4.13% for the six-month period ended September 30, 2005, outperforming the 3.73% return of the Merrill Lynch US High Yield, BB-B Rated, Constrained Index for the same period.

•	An overweight to telecom, one of the top-performing sectors, coupled with strong security selection in the industry category contributed significantly to outperformance over the period.

•	As construction activity slowed, placing building products among the worst-performing high-yield industries, an underweight to the sector helped relative performance.

•	The transportation sector underperformed over the period, weighed down by airlines. Our emphasis on higher-quality securitized bonds in the sector proved to be beneficial.

•	While an overweight to energy was positive, as the sector rallied alongside a surge in energy prices, security selection in the sector detracted from returns.

•	As metals and mining bonds outperformed over the period, an underweight to the sector was a negative for relative performance.

•	Exposure to emerging markets sovereign debt added significantly to returns as these bonds outperformed high yield by about 6.50%.

•	Modest exposure to BBB-rated issues was a detriment to relative performance, as these bonds underperformed the high-yield market by about 1.60% during the period.

•	An underweight to the finance sector detracted from returns as these bonds outperformed over the period.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (12/15/92)
PIMCO High Yield Fund Class R	4.13%	7.02%	6.74%	7.00%	8.14%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index	3.73%	6.10%	7.24%	6.91%	7.82%
Merrill Lynch US High Yield, BB-B Rated, Index	3.86%	6.22%	6.75%	6.68%	7.64%
Lipper High Current Yield Fund Average	3.19%	6.06%	5.80%	5.64%	6.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

†	The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,041.30	$1,019.30
Expenses Paid During Period	$5.88	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO High Yield R	Merrill Lynch US High Yield, BB-B Rated, Constrained Index	Merrill Lynch US High Yield, BB-B Rated, Index
12/31/1992	10,000	10,000	10,000
01/31/1993	10,222	10,241	10,241
02/28/1993	10,405	10,432	10,432
03/31/1993	10,609	10,611	10,611
04/30/1993	10,716	10,687	10,687
05/31/1993	10,789	10,824	10,824
06/30/1993	11,077	11,026	11,026
07/31/1993	11,149	11,132	11,132
08/31/1993	11,268	11,234	11,234
09/30/1993	11,319	11,289	11,289
10/31/1993	11,617	11,501	11,501
11/30/1993	11,700	11,554	11,554
12/31/1993	11,795	11,664	11,664
01/31/1994	12,040	11,910	11,910
02/28/1994	12,032	11,820	11,820
03/31/1994	11,666	11,438	11,438
04/30/1994	11,559	11,302	11,302
05/31/1994	11,636	11,258	11,258
06/30/1994	11,646	11,299	11,299
07/31/1994	11,749	11,383	11,383
08/31/1994	11,842	11,459	11,459
09/30/1994	11,918	11,452	11,452
10/31/1994	11,918	11,481	11,481
11/30/1994	11,864	11,389	11,389
12/31/1994	12,001	11,523	11,523
01/31/1995	12,112	11,699	11,700
02/28/1995	12,438	12,062	12,062
03/31/1995	12,614	12,224	12,224
04/30/1995	12,882	12,506	12,506
05/31/1995	13,248	12,904	12,904
06/30/1995	13,349	13,009	13,009
07/31/1995	13,520	13,138	13,138
08/31/1995	13,616	13,240	13,240
09/30/1995	13,799	13,394	13,394
10/31/1995	13,994	13,510	13,510
11/30/1995	14,158	13,646	13,646
12/31/1995	14,388	13,866	13,866
01/31/1996	14,614	14,070	14,070
02/29/1996	14,622	14,070	14,070
03/31/1996	14,497	14,025	14,025
04/30/1996	14,554	14,021	14,021
05/31/1996	14,595	14,112	14,112
06/30/1996	14,647	14,204	14,204
07/31/1996	14,770	14,295	14,295
08/31/1996	15,002	14,437	14,437
09/30/1996	15,343	14,760	14,760
10/31/1996	15,488	14,942	14,942
11/30/1996	15,817	15,242	15,243
12/31/1996	15,965	15,355	15,355
01/31/1997	16,120	15,472	15,478
02/28/1997	16,361	15,682	15,689
03/31/1997	16,138	15,468	15,466
04/30/1997	16,303	15,659	15,623
05/31/1997	16,666	16,001	15,950
06/30/1997	16,905	16,243	16,198
07/31/1997	17,331	16,685	16,652
08/31/1997	17,317	16,656	16,613
09/30/1997	17,599	16,927	16,891
10/31/1997	17,608	16,999	16,976
11/30/1997	17,768	17,150	17,130
12/31/1997	17,960	17,323	17,310
01/31/1998	18,260	17,579	17,565
02/28/1998	18,349	17,662	17,647
03/31/1998	18,483	17,815	17,798
04/30/1998	18,520	17,885	17,871
05/31/1998	18,605	18,019	17,994
06/30/1998	18,734	18,118	18,096
07/31/1998	18,923	18,231	18,209
08/31/1998	18,153	17,418	17,404
09/30/1998	18,372	17,532	17,523
10/31/1998	18,181	17,190	17,186
11/30/1998	18,940	17,997	17,989
12/31/1998	19,011	17,991	17,981
01/31/1999	19,251	18,190	18,180
02/28/1999	19,084	18,069	18,060
03/31/1999	19,232	18,271	18,263
04/30/1999	19,546	18,537	18,531
05/31/1999	19,163	18,354	18,342
06/30/1999	19,149	18,314	18,307
07/31/1999	19,192	18,337	18,334
08/31/1999	19,107	18,176	18,182
09/30/1999	19,109	18,152	18,155
10/31/1999	19,076	18,083	18,087
11/30/1999	19,330	18,298	18,304
12/31/1999	19,421	18,438	18,445
01/31/2000	19,324	18,350	18,356
02/29/2000	19,361	18,356	18,364
03/31/2000	18,964	18,071	18,081
04/30/2000	18,996	18,088	18,098
05/31/2000	18,892	17,896	17,907
06/30/2000	19,245	18,288	18,299
07/31/2000	19,387	18,378	18,390
08/31/2000	19,657	18,588	18,602
09/30/2000	19,588	18,422	18,437
10/31/2000	19,179	17,881	17,896
11/30/2000	18,806	17,250	17,265
12/31/2000	19,211	17,717	17,733
01/31/2001	19,993	18,823	18,841
02/28/2001	20,195	19,056	19,073
03/31/2001	19,946	18,710	18,727
04/30/2001	19,787	18,517	18,538
05/31/2001	20,002	18,803	18,820
06/30/2001	19,680	18,365	18,384
07/31/2001	19,975	18,636	18,657
08/31/2001	20,137	18,799	18,820
09/30/2001	19,320	17,666	17,683
10/31/2001	19,739	18,236	18,258
11/30/2001	20,080	18,831	18,857
12/31/2001	20,038	18,679	18,690
01/31/2002	20,070	18,772	18,782
02/28/2002	19,866	18,609	18,608
03/31/2002	20,028	19,017	19,009
04/30/2002	20,199	19,273	19,259
05/31/2002	20,025	19,244	19,223
06/30/2002	19,012	18,205	17,826
07/31/2002	17,911	17,559	17,132
08/31/2002	18,633	18,058	17,673
09/30/2002	18,167	17,819	17,405
10/31/2002	18,300	17,655	17,246
11/30/2002	19,420	18,681	18,249
12/31/2002	19,744	18,884	18,448
01/31/2003	20,228	19,299	18,862
02/28/2003	20,521	19,524	19,080
03/31/2003	21,015	19,963	19,512
04/30/2003	22,064	20,920	20,453
05/31/2003	22,276	21,061	20,590
06/30/2003	22,704	21,597	21,119
07/31/2003	22,181	21,256	20,769
08/31/2003	22,525	21,492	21,007
09/30/2003	23,016	22,033	21,528
10/31/2003	23,419	22,434	21,922
11/30/2003	23,632	22,719	22,202
12/31/2003	24,263	23,205	22,682
01/31/2004	24,457	23,505	22,975
02/29/2004	24,330	23,556	23,024
03/31/2004	24,444	23,765	23,228
04/30/2004	24,202	23,564	23,032
05/31/2004	23,854	23,186	22,663
06/30/2004	24,133	23,480	22,950
07/31/2004	24,500	23,850	23,312
08/31/2004	24,995	24,293	23,745
09/30/2004	25,357	24,621	24,065
10/31/2004	25,854	25,055	24,490
11/30/2004	26,009	25,208	24,639
12/31/2004	26,386	25,510	24,934
01/31/2005	26,381	25,529	24,952
02/28/2005	26,748	25,876	25,293
03/31/2005	26,060	25,183	24,612
04/30/2005	25,879	25,044	24,474
05/31/2005	26,471	25,500	24,921
06/30/2005	26,880	25,902	25,364
07/31/2005	27,194	26,207	25,707
08/31/2005	27,344	26,322	25,793
09/30/2005	27,137	26,122	25,562

Sector Breakdown*

Industrials	53.2%
Utilities	17.2%
Banking & Finance	12.6%
Sovereign Issues	5.6%
Other	11.4%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  7

A SHORT-DURATION BOND FUND

PIMCO Low Duration Fund	Ticker Symbol: Class R: PLDRX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class R Shares returned 0.92% for the six-month period ended September 30, 2005, moderately underperforming the 1.23% return of the benchmark Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Above-index duration during the period had a neutral effect on performance. While extending duration during the second quarter helped returns as yields fell, longer-than-index duration detracted in the third quarter as rates moved higher.

•	The Fund’s broader-than-index curve positioning helped returns. Exposure to longer-maturity issues was beneficial as yields on two-year and longer maturities fell early in the period. Holdings of Eurodollar futures further enhanced returns.

•	The Fund’s emphasis on mortgage securities slightly detracted from returns as spreads to Treasuries widened during the period.

•	Holdings of shorter-maturity corporate bonds added to returns as spreads to Treasuries narrowed.

•	Exposure to emerging markets was positive for performance. This sector outperformed Treasuries benefiting from investors’ demand for higher-yielding securities and continued improvement in credit fundamentals.

•	Tactical exposure to European issues helped returns as they outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Low Duration Fund Class R	0.92%	0.81%	4.05%	4.96%	6.20%
Merrill Lynch 1-3 Year Treasury Index	1.23%	0.98%	4.08%	4.98%	6.16%
Lipper Short Investment Grade Debt Fund Average	1.28%	1.46%	3.81%	4.63%	5.78%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

†	The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Expense Example   Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,009.20	$1,019.30
Expenses Paid During Period	$5.79	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $5.54 for Class R Shares based upon the Fund’s actual performance and $5.57 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO Low Duration R	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	10,000	10,000
06/30/1987	10,087	10,109
07/31/1987	10,118	10,158
08/31/1987	10,110	10,167
09/30/1987	10,080	10,127
10/31/1987	10,237	10,351
11/30/1987	10,347	10,414
12/31/1987	10,401	10,480
01/31/1988	10,567	10,648
02/29/1988	10,638	10,735
03/31/1988	10,698	10,756
04/30/1988	10,737	10,772
05/31/1988	10,754	10,756
06/30/1988	10,849	10,868
07/31/1988	10,900	10,876
08/31/1988	10,937	10,899
09/30/1988	11,031	11,026
10/31/1988	11,126	11,136
11/30/1988	11,133	11,106
12/31/1988	11,176	11,132
01/31/1989	11,263	11,219
02/28/1989	11,274	11,219
03/31/1989	11,311	11,270
04/30/1989	11,439	11,443
05/31/1989	11,668	11,614
06/30/1989	11,915	11,831
07/31/1989	12,083	12,006
08/31/1989	12,020	11,932
09/30/1989	12,075	12,003
10/31/1989	12,227	12,184
11/30/1989	12,331	12,299
12/31/1989	12,386	12,348
01/31/1990	12,370	12,358
02/28/1990	12,448	12,416
03/31/1990	12,508	12,457
04/30/1990	12,493	12,482
05/31/1990	12,696	12,673
06/30/1990	12,826	12,806
07/31/1990	12,959	12,966
08/31/1990	12,977	13,005
09/30/1990	13,041	13,111
10/31/1990	13,128	13,255
11/30/1990	13,277	13,386
12/31/1990	13,412	13,548
01/31/1991	13,527	13,672
02/28/1991	13,627	13,754
03/31/1991	13,735	13,846
04/30/1991	13,894	13,977
05/31/1991	13,995	14,062
06/30/1991	14,076	14,119
07/31/1991	14,223	14,242
08/31/1991	14,418	14,437
09/30/1991	14,599	14,593
10/31/1991	14,717	14,750
11/30/1991	14,867	14,903
12/31/1991	15,108	15,131
01/31/1992	15,112	15,107
02/29/1992	15,179	15,160
03/31/1992	15,179	15,154
04/30/1992	15,277	15,293
05/31/1992	15,424	15,432
06/30/1992	15,558	15,590
07/31/1992	15,756	15,765
08/31/1992	15,852	15,903
09/30/1992	16,001	16,055
10/31/1992	15,996	15,959
11/30/1992	15,996	15,933
12/31/1992	16,155	16,084
01/31/1993	16,297	16,251
02/28/1993	16,481	16,390
03/31/1993	16,565	16,439
04/30/1993	16,635	16,541
05/31/1993	16,645	16,495
06/30/1993	16,801	16,616
07/31/1993	16,848	16,655
08/31/1993	17,003	16,800
09/30/1993	17,059	16,855
10/31/1993	17,167	16,888
11/30/1993	17,173	16,892
12/31/1993	17,283	16,954
01/31/1994	17,366	17,063
02/28/1994	17,281	16,954
03/31/1994	17,195	16,870
04/30/1994	17,128	16,810
05/31/1994	17,099	16,834
06/30/1994	17,124	16,884
07/31/1994	17,273	17,029
08/31/1994	17,335	17,089
09/30/1994	17,299	17,050
10/31/1994	17,287	17,088
11/30/1994	17,282	17,012
12/31/1994	17,263	17,050
01/31/1995	17,413	17,288
02/28/1995	17,624	17,525
03/31/1995	17,685	17,623
04/30/1995	17,898	17,780
05/31/1995	18,213	18,091
06/30/1995	18,296	18,188
07/31/1995	18,293	18,263
08/31/1995	18,481	18,372
09/30/1995	18,636	18,461
10/31/1995	18,765	18,617
11/30/1995	18,973	18,782
12/31/1995	19,188	18,926
01/31/1996	19,318	19,087
02/29/1996	19,183	19,006
03/31/1996	19,164	18,989
04/30/1996	19,160	19,005
05/31/1996	19,168	19,044
06/30/1996	19,352	19,181
07/31/1996	19,406	19,256
08/31/1996	19,491	19,323
09/30/1996	19,756	19,498
10/31/1996	20,029	19,717
11/30/1996	20,287	19,868
12/31/1996	20,220	19,868
01/31/1997	20,378	19,962
02/28/1997	20,449	20,007
03/31/1997	20,355	20,000
04/30/1997	20,591	20,163
05/31/1997	20,752	20,301
06/30/1997	20,903	20,440
07/31/1997	21,227	20,665
08/31/1997	21,204	20,684
09/30/1997	21,378	20,841
10/31/1997	21,523	20,996
11/30/1997	21,573	21,047
12/31/1997	21,726	21,191
01/31/1998	21,878	21,396
02/28/1998	21,942	21,415
03/31/1998	22,023	21,502
04/30/1998	22,131	21,603
05/31/1998	22,259	21,718
06/30/1998	22,299	21,831
07/31/1998	22,393	21,933
08/31/1998	22,467	22,209
09/30/1998	22,911	22,503
10/31/1998	22,863	22,613
11/30/1998	22,984	22,594
12/31/1998	23,113	22,673
01/31/1999	23,203	22,763
02/28/1999	23,069	22,652
03/31/1999	23,253	22,810
04/30/1999	23,363	22,883
05/31/1999	23,276	22,868
06/30/1999	23,274	22,940
07/31/1999	23,262	23,012
08/31/1999	23,265	23,079
09/30/1999	23,425	23,229
10/31/1999	23,509	23,291
11/30/1999	23,596	23,335
12/31/1999	23,627	23,368
01/31/2000	23,584	23,359
02/29/2000	23,743	23,515
03/31/2000	23,904	23,661
04/30/2000	23,942	23,722
05/31/2000	24,002	23,820
06/30/2000	24,278	24,067
07/31/2000	24,409	24,219
08/31/2000	24,668	24,398
09/30/2000	24,779	24,573
10/31/2000	24,767	24,705
11/30/2000	24,947	24,939
12/31/2000	25,264	25,236
01/31/2001	25,661	25,552
02/28/2001	25,776	25,718
03/31/2001	25,975	25,933
04/30/2001	26,037	26,002
05/31/2001	26,232	26,149
06/30/2001	26,285	26,238
07/31/2001	26,719	26,532
08/31/2001	26,868	26,685
09/30/2001	27,121	27,124
10/31/2001	27,457	27,380
11/30/2001	27,160	27,321
12/31/2001	27,093	27,331
01/31/2002	27,334	27,386
02/28/2002	27,541	27,519
03/31/2002	27,316	27,333
04/30/2002	27,668	27,638
05/31/2002	27,834	27,749
06/30/2002	27,912	27,982
07/31/2002	28,021	28,323
08/31/2002	28,290	28,420
09/30/2002	28,434	28,655
10/31/2002	28,562	28,720
11/30/2002	28,639	28,634
12/31/2002	28,957	28,903
01/31/2003	29,024	28,900
02/28/2003	29,253	29,020
03/31/2003	29,306	29,073
04/30/2003	29,443	29,128
05/31/2003	29,579	29,237
06/30/2003	29,650	29,282
07/31/2003	29,152	29,122
08/31/2003	29,257	29,142
09/30/2003	29,590	29,406
10/31/2003	29,442	29,297
11/30/2003	29,460	29,282
12/31/2003	29,598	29,452
01/31/2004	29,687	29,512
02/29/2004	29,827	29,653
03/31/2004	29,886	29,746
04/30/2004	29,632	29,459
05/31/2004	29,606	29,431
06/30/2004	29,638	29,429
07/31/2004	29,766	29,536
08/31/2004	30,004	29,740
09/30/2004	29,971	29,714
10/31/2004	30,094	29,804
11/30/2004	30,015	29,657
12/31/2004	30,081	29,719
01/31/2005	30,033	29,709
02/28/2005	29,976	29,641
03/31/2005	29,937	29,643
04/30/2005	30,116	29,809
05/31/2005	30,207	29,921
06/30/2005	30,238	29,980
07/31/2005	30,155	29,895
08/31/2005	30,345	30,081
09/30/2005	30,211	30,006

Sector Breakdown*

Commercial Paper	39.3%
U.S. Government Agencies	21.0%
Mortgage-Backed Securities	10.1%
Asset-Backed Securities	8.7%
Repurchase Agreements	5.1%
Corporate Bonds & Notes	5.1%
Certificates of Deposit	3.2%
Other	7.5%

*	% of total investments as of September 30, 2005

8  PIMCO Funds Semi-Annual Report  |  09.30.05

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund	Ticker Symbol: Class R: PRRRX

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six-month period ended September 30, 2005, the Fund’s Class R Shares returned 2.72%, versus 3.07% for the Lehman Brothers U.S. TIPS Index.

•	For the six-month period, 10-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005, for the 10-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The 12-month CPI-U change for the period ended September 30, 2005, was 4.69%.

•	The effective duration of the Fund was 7.08 years on September 30, 2005, compared to a duration of 6.63 years for the benchmark.

•	The Fund’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Fund’s emphasis on European nominal bonds was positive as nominal yields in Europe fell more than in the U.S.

•	Modest exposure to emerging markets bonds was positive to performance as spreads on emerging markets bonds narrowed relative to treasuries. The spread on the JPMorgan EMBI Global Bond Index narrowed 1.38% relative to Treasuries.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (01/29/97)
PIMCO Real Return Fund Class R	2.72%	5.08%	9.15%	—	7.79%
Lehman Brothers U.S. TIPS Index	3.07%	5.31%	9.53%	—	7.54%
Lipper Treasury Inflation Protected Securities Fund Average	2.40%	4.53%	8.03%	—	6.54%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

†	The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,027.20	$1,019.30
Expenses Paid During Period	$5.84	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Real Return R	Lehman Brothers U.S. TIPS Index
01/31/1997	10,000	10,000
02/28/1997	10,029	10,033
03/31/1997	9,933	9,896
04/30/1997	9,988	9,956
05/31/1997	10,042	10,010
06/30/1997	10,015	9,978
07/31/1997	10,132	10,072
08/31/1997	10,148	10,103
09/30/1997	10,162	10,123
10/31/1997	10,285	10,227
11/30/1997	10,332	10,284
12/31/1997	10,273	10,241
01/31/1998	10,327	10,291
02/28/1998	10,310	10,282
03/31/1998	10,327	10,277
04/30/1998	10,375	10,315
05/31/1998	10,411	10,388
06/30/1998	10,442	10,414
07/31/1998	10,517	10,463
08/31/1998	10,518	10,486
09/30/1998	10,757	10,697
10/31/1998	10,807	10,721
11/30/1998	10,784	10,710
12/31/1998	10,733	10,646
01/31/1999	10,884	10,769
02/28/1999	10,853	10,693
03/31/1999	10,912	10,689
04/30/1999	11,086	10,760
05/31/1999	11,159	10,834
06/30/1999	11,139	10,841
07/31/1999	11,152	10,835
08/31/1999	11,202	10,854
09/30/1999	11,244	10,896
10/31/1999	11,259	10,918
11/30/1999	11,340	10,984
12/31/1999	11,268	10,896
01/31/2000	11,329	10,945
02/29/2000	11,406	11,047
03/31/2000	11,743	11,369
04/30/2000	11,886	11,520
05/31/2000	11,845	11,490
06/30/2000	11,997	11,635
07/31/2000	12,084	11,734
08/31/2000	12,192	11,821
09/30/2000	12,286	11,883
10/31/2000	12,410	12,026
11/30/2000	12,585	12,201
12/31/2000	12,696	12,332
01/31/2001	13,013	12,590
02/28/2001	13,248	12,803
03/31/2001	13,344	12,926
04/30/2001	13,440	12,998
05/31/2001	13,609	13,152
06/30/2001	13,586	13,136
07/31/2001	13,801	13,355
08/31/2001	13,833	13,374
09/30/2001	13,903	13,451
10/31/2001	14,206	13,770
11/30/2001	13,877	13,464
12/31/2001	13,704	13,306
01/31/2002	13,763	13,385
02/28/2002	13,984	13,588
03/31/2002	13,870	13,504
04/30/2002	14,275	13,873
05/31/2002	14,515	14,093
06/30/2002	14,710	14,293
07/31/2002	14,929	14,528
08/31/2002	15,475	15,049
09/30/2002	15,816	15,428
10/31/2002	15,332	15,016
11/30/2002	15,370	15,005
12/31/2002	15,934	15,510
01/31/2003	16,014	15,627
02/28/2003	16,560	16,212
03/31/2003	16,257	15,949
04/30/2003	16,218	15,908
05/31/2003	16,996	16,663
06/30/2003	16,843	16,493
07/31/2003	16,042	15,731
08/31/2003	16,353	16,013
09/30/2003	16,940	16,543
10/31/2003	16,975	16,633
11/30/2003	16,982	16,643
12/31/2003	17,166	16,813
01/31/2004	17,356	17,006
02/29/2004	17,761	17,398
03/31/2004	18,036	17,677
04/30/2004	17,201	16,819
05/31/2004	17,471	17,122
06/30/2004	17,471	17,130
07/31/2004	17,658	17,290
08/31/2004	18,090	17,753
09/30/2004	18,114	17,788
10/31/2004	18,310	17,966
11/30/2004	18,321	17,923
12/31/2004	18,616	18,236
01/31/2005	18,549	18,237
02/28/2005	18,491	18,159
03/31/2005	18,532	18,176
04/30/2005	18,866	18,523
05/31/2005	18,987	18,650
06/30/2005	19,036	18,729
07/31/2005	18,666	18,336
08/31/2005	19,080	18,759
09/30/2005	19,036	18,733

Sector Breakdown*

U.S. Treasury Obligations	83.7%
U.S. Government Agencies	8.8%
Corporate Bonds & Notes	1.9%
Other	5.6%

*	% of total investments as of September 30, 2005

PIMCO Funds Semi-Annual Report  |  09.30.05  9

A SHORT-DURATION BOND FUND

PIMCO Short-Term Fund	Ticker Symbol: Class R: PTSRX

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class R Shares returned 1.25% for the six-month period ended September 30, 2005, underperforming the Citigroup 3-Month Treasury Bill Index return of 1.49% for the same period.

•	Above-benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages enhanced returns primarily due to the yield premiums provided by these holdings.

•	A corporate emphasis was slightly positive, as security selection added to returns and spreads tightened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value as improving credit fundamentals boosted demand and spreads narrowed.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (10/07/87)
PIMCO Short-Term Fund Class R	1.25%	1.92%	2.78%	4.34%	5.03%
Citigroup 3-Month Treasury Bill Index	1.49%	2.52%	2.35%	3.77%	4.63%
Lipper Ultra-Short Obligations Fund Average	1.42%	2.17%	2.97%	4.33%	4.68%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

†	The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,012.50	$1,020.05
Expenses Paid During Period	$5.05	$5.06

Expenses are equal to the expense ratio of 1.00% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Short Term R	Citigroup 3 Month Treasury Bill Index
10/31/1987	10,000	10,000
11/30/1987	10,055	10,048
12/31/1987	10,112	10,095
01/31/1988	10,177	10,142
02/29/1988	10,216	10,190
03/31/1988	10,268	10,238
04/30/1988	10,321	10,287
05/31/1988	10,376	10,340
06/30/1988	10,431	10,395
07/31/1988	10,481	10,452
08/31/1988	10,544	10,513
09/30/1988	10,609	10,576
10/31/1988	10,698	10,640
11/30/1988	10,767	10,707
12/31/1988	10,826	10,777
01/31/1989	10,901	10,850
02/28/1989	10,974	10,926
03/31/1989	11,066	11,005
04/30/1989	11,146	11,087
05/31/1989	11,244	11,170
06/30/1989	11,325	11,248
07/31/1989	11,416	11,326
08/31/1989	11,473	11,403
09/30/1989	11,549	11,477
10/31/1989	11,653	11,555
11/30/1989	11,727	11,630
12/31/1989	11,790	11,707
01/31/1990	11,843	11,784
02/28/1990	11,912	11,855
03/31/1990	11,987	11,934
04/30/1990	12,032	12,012
05/31/1990	12,142	12,094
06/30/1990	12,217	12,172
07/31/1990	12,298	12,253
08/31/1990	12,360	12,333
09/30/1990	12,439	12,408
10/31/1990	12,530	12,486
11/30/1990	12,627	12,560
12/31/1990	12,724	12,634
01/31/1991	12,812	12,706
02/28/1991	12,878	12,768
03/31/1991	12,934	12,834
04/30/1991	13,010	12,896
05/31/1991	13,080	12,959
06/30/1991	13,126	13,019
07/31/1991	13,200	13,081
08/31/1991	13,280	13,142
09/30/1991	13,349	13,201
10/31/1991	13,423	13,259
11/30/1991	13,452	13,311
12/31/1991	13,503	13,361
01/31/1992	13,550	13,407
02/29/1992	13,575	13,449
03/31/1992	13,597	13,495
04/30/1992	13,651	13,539
05/31/1992	13,691	13,583
06/30/1992	13,743	13,625
07/31/1992	13,796	13,666
08/31/1992	13,828	13,705
09/30/1992	13,861	13,739
10/31/1992	13,874	13,774
11/30/1992	13,887	13,808
12/31/1992	13,925	13,845
01/31/1993	13,968	13,882
02/28/1993	14,002	13,914
03/31/1993	14,063	13,949
04/30/1993	14,108	13,983
05/31/1993	14,162	14,019
06/30/1993	14,216	14,054
07/31/1993	14,264	14,091
08/31/1993	14,298	14,127
09/30/1993	14,331	14,163
10/31/1993	14,378	14,199
11/30/1993	14,430	14,235
12/31/1993	14,495	14,273
01/31/1994	14,517	14,310
02/28/1994	14,531	14,345
03/31/1994	14,505	14,385
04/30/1994	14,526	14,428
05/31/1994	14,533	14,476
06/30/1994	14,597	14,525
07/31/1994	14,662	14,578
08/31/1994	14,718	14,632
09/30/1994	14,731	14,687
10/31/1994	14,768	14,747
11/30/1994	14,779	14,809
12/31/1994	14,839	14,878
01/31/1995	14,910	14,947
02/28/1995	15,045	15,013
03/31/1995	15,075	15,087
04/30/1995	15,234	15,159
05/31/1995	15,385	15,234
06/30/1995	15,433	15,306
07/31/1995	15,524	15,380
08/31/1995	15,594	15,453
09/30/1995	15,737	15,523
10/31/1995	15,848	15,594
11/30/1995	15,992	15,663
12/31/1995	16,124	15,734
01/31/1996	16,199	15,805
02/29/1996	16,225	15,870
03/31/1996	16,275	15,937
04/30/1996	16,348	16,003
05/31/1996	16,431	16,071
06/30/1996	16,519	16,139
07/31/1996	16,563	16,209
08/31/1996	16,666	16,280
09/30/1996	16,824	16,350
10/31/1996	16,955	16,421
11/30/1996	17,106	16,490
12/31/1996	17,170	16,561
01/31/1997	17,267	16,633
02/28/1997	17,342	16,698
03/31/1997	17,349	16,770
04/30/1997	17,444	16,842
05/31/1997	17,568	16,916
06/30/1997	17,680	16,987
07/31/1997	17,815	17,061
08/31/1997	17,866	17,134
09/30/1997	17,983	17,207
10/31/1997	18,022	17,282
11/30/1997	18,100	17,355
12/31/1997	18,197	17,430
01/31/1998	18,301	17,507
02/28/1998	18,361	17,576
03/31/1998	18,481	17,654
04/30/1998	18,562	17,729
05/31/1998	18,644	17,806
06/30/1998	18,703	17,879
07/31/1998	18,812	17,955
08/31/1998	18,816	18,031
09/30/1998	18,938	18,105
10/31/1998	19,006	18,178
11/30/1998	19,067	18,245
12/31/1998	19,145	18,312
01/31/1999	19,216	18,380
02/28/1999	19,291	18,443
03/31/1999	19,424	18,514
04/30/1999	19,511	18,582
05/31/1999	19,511	18,653
06/30/1999	19,578	18,723
07/31/1999	19,642	18,796
08/31/1999	19,703	18,870
09/30/1999	19,788	18,944
10/31/1999	19,881	19,021
11/30/1999	19,972	19,098
12/31/1999	20,050	19,180
01/31/2000	20,096	19,264
02/29/2000	20,205	19,346
03/31/2000	20,332	19,437
04/30/2000	20,403	19,528
05/31/2000	20,510	19,624
06/30/2000	20,633	19,716
07/31/2000	20,736	19,811
08/31/2000	20,862	19,909
09/30/2000	20,979	20,008
10/31/2000	21,067	20,113
11/30/2000	21,236	20,216
12/31/2000	21,401	20,322
01/31/2001	21,545	20,427
02/28/2001	21,685	20,515
03/31/2001	21,778	20,606
04/30/2001	21,837	20,685
05/31/2001	22,003	20,760
06/30/2001	22,036	20,827
07/31/2001	22,186	20,892
08/31/2001	22,259	20,956
09/30/2001	22,355	21,016
10/31/2001	22,433	21,071
11/30/2001	22,464	21,116
12/31/2001	22,496	21,153
01/31/2002	22,543	21,186
02/28/2002	22,565	21,214
03/31/2002	22,559	21,246
04/30/2002	22,606	21,276
05/31/2002	22,654	21,308
06/30/2002	22,631	21,338
07/31/2002	22,520	21,369
08/31/2002	22,664	21,400
09/30/2002	22,712	21,429
10/31/2002	22,764	21,459
11/30/2002	22,953	21,487
12/31/2002	23,026	21,512
01/31/2003	23,114	21,536
02/28/2003	23,218	21,556
03/31/2003	23,246	21,577
04/30/2003	23,320	21,598
05/31/2003	23,369	21,619
06/30/2003	23,390	21,639
07/31/2003	23,297	21,657
08/31/2003	23,317	21,675
09/30/2003	23,429	21,692
10/31/2003	23,406	21,709
11/30/2003	23,401	21,726
12/31/2003	23,460	21,743
01/31/2004	23,472	21,761
02/29/2004	23,528	21,777
03/31/2004	23,568	21,794
04/30/2004	23,511	21,811
05/31/2004	23,523	21,828
06/30/2004	23,537	21,846
07/31/2004	23,554	21,867
08/31/2004	23,594	21,890
09/30/2004	23,613	21,916
10/31/2004	23,657	21,946
11/30/2004	23,681	21,977
12/31/2004	23,712	22,013
01/31/2005	23,743	22,053
02/28/2005	23,750	22,091
03/31/2005	23,766	22,138
04/30/2005	23,833	22,186
05/31/2005	23,900	22,239
06/30/2005	23,924	22,291
07/31/2005	23,974	22,347
08/31/2005	24,053	22,407
09/30/2005	24,065	22,468

Sector Breakdown*

Short-Term Instruments	48.9%
U.S. Government Agencies	19.2%
Corporate Bonds & Notes	13.3%
Mortgage-Backed Securities	6.7%
Asset-Backed Securities	6.4%
Other	5.5%

*	% of Total Investments as of September 30, 2005

10  PIMCO Funds Semi-Annual Report  |  09.30.05

AN EQUITY-RELATED FUND

PIMCO StocksPLUS® Fund	Ticker Symbol: Class R: PSPRX

•	The Fund seeks total return which exceeds that of the S&P 500 Index by investing, under normal circumstances, substantially all of its assets in S&P 500 Index derivatives, backed by a short duration portfolio of fixed-income instruments.

•	The Fund’s Class R Shares returned 3.96% for the six-month period ended September 30, 2005, underperforming the S&P 500 Index, which returned 5.02% during the same period.

•	The U.S. equity market benefited from strength in corporate profitability and strong demand for higher-returning assets.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the upward movement of most U.S. interest rates detracted from returns and was the primary driver of underperformance.

•	A diversified maturity mix, including exposure to intermediate instruments (one to five years), helped performance as upward rate movements in this portion of the curve were less pronounced than among shorter maturities.

•	An emphasis on mortgages and asset-backed securities enhanced returns primarily due to the yield premiums provided by these holdings.

•	Exposure to credit sensitive assets was positive overall as both emerging markets bond holdings and shorter maturity corporate credit holdings provided attractive performance.

Average Annual Total Return  For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/13/93)
PIMCO StocksPLUS® Fund Class R	3.96%	10.30%	-1.50%	9.10%	10.57%
S&P 500 Index	5.02%	12.25%	-1.49%	9.49%	10.66%
Lipper Large-Cap Core Fund Average	4.98%	11.56%	-2.85%	7.82%	9.11%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

†	The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,039.60	$1,018.55
Expenses Paid During Period	$6.65	$6.58

Expenses are equal to the expense ratio of 1.30% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%. If this fee reduction had been in effect during the six-month period ended September 30, 2005, the “Expenses Paid During Period” amounts would have been $6.39 for Class R Shares based upon the Fund’s actual performance and $6.33 based upon a hypothetical 5% return.

Change in Value  For periods ended 09/30/05

	PIMCO StocksPLUS R	S&P 500 Index
05/31/1993	10,000	10,000
06/30/1993	10,049	10,029
07/31/1993	10,024	9,989
08/31/1993	10,400	10,368
09/30/1993	10,293	10,288
10/31/1993	10,514	10,501
11/30/1993	10,390	10,401
12/31/1993	10,572	10,527
01/31/1994	10,913	10,885
02/28/1994	10,572	10,589
03/31/1994	10,099	10,128
04/30/1994	10,221	10,258
05/31/1994	10,406	10,426
06/30/1994	10,179	10,170
07/31/1994	10,570	10,504
08/31/1994	11,046	10,935
09/30/1994	10,852	10,668
10/31/1994	11,020	10,907
11/30/1994	10,677	10,510
12/31/1994	10,810	10,666
01/31/1995	11,103	10,943
02/28/1995	11,596	11,369
03/31/1995	11,906	11,705
04/30/1995	12,286	12,049
05/31/1995	12,835	12,531
06/30/1995	13,110	12,822
07/31/1995	13,519	13,247
08/31/1995	13,604	13,280
09/30/1995	14,174	13,841
10/31/1995	14,143	13,791
11/30/1995	14,816	14,397
12/31/1995	15,094	14,674
01/31/1996	15,627	15,174
02/29/1996	15,662	15,314
03/31/1996	15,861	15,462
04/30/1996	16,051	15,690
05/31/1996	16,412	16,094
06/30/1996	16,560	16,156
07/31/1996	15,781	15,442
08/31/1996	16,107	15,768
09/30/1996	17,041	16,655
10/31/1996	17,574	17,114
11/30/1996	18,871	18,408
12/31/1996	18,458	18,043
01/31/1997	19,586	19,171
02/28/1997	19,723	19,321
03/31/1997	18,825	18,527
04/30/1997	19,981	19,633
05/31/1997	21,234	20,828
06/30/1997	22,105	21,761
07/31/1997	23,913	23,493
08/31/1997	22,609	22,177
09/30/1997	23,774	23,392
10/31/1997	23,006	22,610
11/30/1997	23,931	23,657
12/31/1997	24,366	24,063
01/31/1998	24,683	24,329
02/28/1998	26,325	26,084
03/31/1998	27,638	27,420
04/30/1998	27,956	27,695
05/31/1998	27,391	27,219
06/30/1998	28,440	28,325
07/31/1998	28,108	28,023
08/31/1998	23,810	23,972
09/30/1998	25,619	25,507
10/31/1998	27,625	27,582
11/30/1998	29,195	29,254
12/31/1998	31,063	30,940
01/31/1999	32,104	32,233
02/28/1999	31,006	31,232
03/31/1999	32,302	32,481
04/30/1999	33,571	33,739
05/31/1999	32,672	32,943
06/30/1999	34,560	34,771
07/31/1999	33,406	33,685
08/31/1999	33,205	33,518
09/30/1999	32,465	32,600
10/31/1999	34,507	34,663
11/30/1999	35,059	35,367
12/31/1999	37,075	37,451
01/31/2000	35,139	35,570
02/29/2000	34,591	34,896
03/31/2000	37,812	38,310
04/30/2000	36,617	37,157
05/31/2000	35,848	36,394
06/30/2000	36,719	37,292
07/31/2000	36,242	36,708
08/31/2000	38,645	38,988
09/30/2000	36,500	36,930
10/31/2000	36,317	36,774
11/30/2000	33,557	33,875
12/31/2000	33,809	34,040
01/31/2001	35,104	35,248
02/28/2001	31,850	32,034
03/31/2001	29,706	30,005
04/30/2001	31,961	32,336
05/31/2001	32,293	32,553
06/30/2001	31,560	31,761
07/31/2001	31,279	31,448
08/31/2001	29,293	29,479
09/30/2001	26,900	27,099
10/31/2001	27,559	27,616
11/30/2001	29,507	29,734
12/31/2001	29,734	29,995
01/31/2002	29,395	29,557
02/28/2002	28,940	28,987
03/31/2002	29,964	30,077
04/30/2002	28,259	28,254
05/31/2002	28,036	28,046
06/30/2002	26,037	26,048
07/31/2002	23,863	24,018
08/31/2002	24,264	24,176
09/30/2002	21,651	21,549
10/31/2002	23,619	23,446
11/30/2002	24,993	24,824
12/31/2002	23,669	23,366
01/31/2003	23,129	22,754
02/28/2003	22,858	22,412
03/31/2003	23,098	22,629
04/30/2003	24,926	24,495
05/31/2003	26,274	25,785
06/30/2003	26,553	26,113
07/31/2003	26,884	26,574
08/31/2003	27,425	27,092
09/30/2003	27,203	26,804
10/31/2003	28,661	28,321
11/30/2003	28,904	28,570
12/31/2003	30,451	30,068
01/31/2004	30,981	30,620
02/29/2004	31,448	31,046
03/31/2004	30,967	30,577
04/30/2004	30,323	30,097
05/31/2004	30,678	30,510
06/30/2004	31,270	31,104
07/31/2004	30,197	30,074
08/31/2004	30,394	30,196
09/30/2004	30,688	30,523
10/31/2004	31,183	30,989
11/30/2004	32,405	32,243
12/31/2004	33,474	33,340
01/31/2005	32,601	32,528
02/28/2005	33,204	33,212
03/31/2005	32,553	32,624
04/30/2005	31,944	32,005
05/31/2005	32,891	33,024
06/30/2005	32,863	33,071
07/31/2005	33,984	34,300
08/31/2005	33,712	33,987
09/30/2005	33,844	34,263

Sector Breakdown*

Short-Term Instruments**	56.8%
Corporate Bonds & Notes**	14.3%
U.S. Government Agencies**	12.1%
Mortgage-Backed Securities**	6.6%
Asset-Backed Securities**	5.6%
Other	4.6%

*	% of total investments as of September 30, 2005
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Funds Semi-Annual Report  |  09.30.05  11

A CORE BOND FUND

PIMCO Total Return Fund	Ticker Symbol: Class R: PTRRX

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Fund’s Class R Shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2005, returning 2.33% versus 2.31% for the Index.

•	The Fund’s duration was positioned moderately above that of the Index; this strategy was positive for the six-month period as longer-term rates declined.

•	Emphasis on short/intermediate maturities for most of the period was negative as shorter-maturity yields rose while longer-maturity yields fell. Continued tightening by the Fed and strong demand for longer-maturity bonds were driving factors behind the curve flattening.

•	Substituting real return bonds [Treasury Inflation Protected Securities (“TIPS”)] for nominal Treasuries detracted from performance, as inflation expectations fell over the period, causing TIPS to underperform conventional, non inflation-linked Treasuries.

•	The Fund’s exposure to mortgages was positive for returns, as favorable coupon and security selection more than offset the negative impact of a sector overweight.

•	The Fund’s underweight to corporate securities was positive, as this sector lagged Treasuries on a like-duration basis amid concern early in the period about auto issuers and corporate restructurings.

•	Emerging markets bonds added to performance, as strong demand for their attractive yields and improving credit fundamentals caused yield premiums to narrow.

•	Non-U.S. positions were positive, especially in the Eurozone, as worries of a slowdown in the European economy and prospects for future rate cuts drove yields generally lower by more than in the U.S.

Average	Annual Total Return For periods ended 09/30/05

	6 month	1 year	5 year	10 year	Inception† (05/11/87)
PIMCO Total Return Fund Class R	2.33%	3.06%	6.73%	6.66%	7.87%
Lehman Brothers Aggregate Bond Index	2.31%	2.80%	6.62%	6.55%	7.79%
Lipper Intermediate Investment Grade Debt Fund Average	1.99%	2.42%	5.99%	5.74%	7.18%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges.

†	The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (4/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,023.30	$1,019.30
Expenses Paid During Period	$5.83	$5.82

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Change in Value  For periods ended 09/30/05

	PIMCO Total Return R	Lehman Brothers Aggregate Bond Index
05/31/1987	10,000	10,000
06/30/1987	10,122	10,138
07/31/1987	10,091	10,130
08/31/1987	10,061	10,076
09/30/1987	9,804	9,861
10/31/1987	10,111	10,212
11/30/1987	10,178	10,294
12/31/1987	10,265	10,434
01/31/1988	10,679	10,801
02/29/1988	10,795	10,929
03/31/1988	10,691	10,827
04/30/1988	10,630	10,768
05/31/1988	10,572	10,696
06/30/1988	10,818	10,954
07/31/1988	10,798	10,897
08/31/1988	10,843	10,925
09/30/1988	11,043	11,172
10/31/1988	11,210	11,383
11/30/1988	11,104	11,244
12/31/1988	11,147	11,257
01/31/1989	11,279	11,419
02/28/1989	11,201	11,336
03/31/1989	11,247	11,385
04/30/1989	11,492	11,624
05/31/1989	11,764	11,929
06/30/1989	12,154	12,292
07/31/1989	12,404	12,554
08/31/1989	12,183	12,368
09/30/1989	12,237	12,431
10/31/1989	12,523	12,737
11/30/1989	12,626	12,858
12/31/1989	12,644	12,893
01/31/1990	12,425	12,740
02/28/1990	12,451	12,781
03/31/1990	12,434	12,790
04/30/1990	12,251	12,673
05/31/1990	12,645	13,048
06/30/1990	12,851	13,258
07/31/1990	13,053	13,441
08/31/1990	12,840	13,261
09/30/1990	12,846	13,371
10/31/1990	13,016	13,541
11/30/1990	13,337	13,832
12/31/1990	13,563	14,048
01/31/1991	13,691	14,222
02/28/1991	13,874	14,343
03/31/1991	14,042	14,442
04/30/1991	14,264	14,598
05/31/1991	14,362	14,684
06/30/1991	14,377	14,676
07/31/1991	14,575	14,880
08/31/1991	14,961	15,202
09/30/1991	15,307	15,510
10/31/1991	15,456	15,682
11/30/1991	15,581	15,826
12/31/1991	16,103	16,296
01/31/1992	15,961	16,074
02/29/1992	16,092	16,179
03/31/1992	16,021	16,088
04/30/1992	16,096	16,204
05/31/1992	16,420	16,510
06/30/1992	16,619	16,737
07/31/1992	17,016	17,078
08/31/1992	17,150	17,251
09/30/1992	17,411	17,456
10/31/1992	17,249	17,224
11/30/1992	17,252	17,228
12/31/1992	17,544	17,502
01/31/1993	17,858	17,838
02/28/1993	18,246	18,150
03/31/1993	18,340	18,226
04/30/1993	18,491	18,353
05/31/1993	18,522	18,376
06/30/1993	18,915	18,709
07/31/1993	19,019	18,815
08/31/1993	19,441	19,145
09/30/1993	19,509	19,197
10/31/1993	19,636	19,269
11/30/1993	19,453	19,105
12/31/1993	19,603	19,209
01/31/1994	19,829	19,468
02/28/1994	19,464	19,130
03/31/1994	19,041	18,658
04/30/1994	18,843	18,509
05/31/1994	18,744	18,507
06/30/1994	18,663	18,466
07/31/1994	19,034	18,832
08/31/1994	19,078	18,856
09/30/1994	18,826	18,578
10/31/1994	18,792	18,562
11/30/1994	18,785	18,521
12/31/1994	18,768	18,648
01/31/1995	19,093	19,017
02/28/1995	19,530	19,470
03/31/1995	19,704	19,589
04/30/1995	20,039	19,863
05/31/1995	20,660	20,631
06/30/1995	20,635	20,783
07/31/1995	20,635	20,736
08/31/1995	20,940	20,986
09/30/1995	21,190	21,191
10/31/1995	21,499	21,466
11/30/1995	21,953	21,788
12/31/1995	22,317	22,094
01/31/1996	22,487	22,240
02/29/1996	21,925	21,854
03/31/1996	21,740	21,702
04/30/1996	21,638	21,580
05/31/1996	21,567	21,536
06/30/1996	21,899	21,825
07/31/1996	21,943	21,885
08/31/1996	21,910	21,848
09/30/1996	22,401	22,229
10/31/1996	22,970	22,721
11/30/1996	23,500	23,111
12/31/1996	23,195	22,896
01/31/1997	23,267	22,966
02/28/1997	23,306	23,023
03/31/1997	23,010	22,768
04/30/1997	23,413	23,109
05/31/1997	23,640	23,327
06/30/1997	23,905	23,604
07/31/1997	24,560	24,240
08/31/1997	24,334	24,034
09/30/1997	24,713	24,388
10/31/1997	24,995	24,742
11/30/1997	25,095	24,856
12/31/1997	25,374	25,106
01/31/1998	25,752	25,428
02/28/1998	25,667	25,408
03/31/1998	25,738	25,497
04/30/1998	25,826	25,630
05/31/1998	26,110	25,873
06/30/1998	26,350	26,092
07/31/1998	26,424	26,148
08/31/1998	26,828	26,573
09/30/1998	27,617	27,196
10/31/1998	27,418	27,052
11/30/1998	27,506	27,205
12/31/1998	27,660	27,287
01/31/1999	27,809	27,482
02/28/1999	27,281	27,002
03/31/1999	27,499	27,152
04/30/1999	27,620	27,238
05/31/1999	27,305	26,999
06/30/1999	27,245	26,913
07/31/1999	27,128	26,799
08/31/1999	27,134	26,785
09/30/1999	27,421	27,096
10/31/1999	27,498	27,196
11/30/1999	27,548	27,194
12/31/1999	27,388	27,063
01/31/2000	27,232	26,974
02/29/2000	27,550	27,300
03/31/2000	27,941	27,660
04/30/2000	27,849	27,581
05/31/2000	27,827	27,568
06/30/2000	28,400	28,142
07/31/2000	28,644	28,397
08/31/2000	29,077	28,809
09/30/2000	29,161	28,990
10/31/2000	29,328	29,182
11/30/2000	29,885	29,659
12/31/2000	30,476	30,209
01/31/2001	30,903	30,703
02/28/2001	31,184	30,971
03/31/2001	31,290	31,126
04/30/2001	30,984	30,997
05/31/2001	31,086	31,184
06/30/2001	31,154	31,302
07/31/2001	32,214	32,001
08/31/2001	32,594	32,368
09/30/2001	33,115	32,745
10/31/2001	33,804	33,430
11/30/2001	33,304	32,969
12/31/2001	33,134	32,760
01/31/2002	33,525	33,025
02/28/2002	33,977	33,345
03/31/2002	33,291	32,791
04/30/2002	34,014	33,426
05/31/2002	34,269	33,710
06/30/2002	34,337	34,002
07/31/2002	34,509	34,412
08/31/2002	35,068	34,994
09/30/2002	35,450	35,560
10/31/2002	35,429	35,398
11/30/2002	35,542	35,389
12/31/2002	36,253	36,120
01/31/2003	36,391	36,150
02/28/2003	36,886	36,651
03/31/2003	36,941	36,622
04/30/2003	37,336	36,925
05/31/2003	37,941	37,613
06/30/2003	37,907	37,538
07/31/2003	36,463	36,276
08/31/2003	36,751	36,517
09/30/2003	37,769	37,484
10/31/2003	37,497	37,134
11/30/2003	37,564	37,223
12/31/2003	37,985	37,602
01/31/2004	38,217	37,904
02/29/2004	38,641	38,314
03/31/2004	38,939	38,602
04/30/2004	38,024	37,597
05/31/2004	37,868	37,447
06/30/2004	38,023	37,658
07/31/2004	38,407	38,032
08/31/2004	39,144	38,757
09/30/2004	39,187	38,862
10/31/2004	39,560	39,188
11/30/2004	39,401	38,875
12/31/2004	39,654	39,233
01/31/2005	39,749	39,479
02/28/2005	39,578	39,247
03/31/2005	39,463	39,045
04/30/2005	40,041	39,573
05/31/2005	40,476	40,001
06/30/2005	40,656	40,219
07/31/2005	40,312	39,854
08/31/2005	40,833	40,365
09/30/2005	40,383	39,948

Sector Breakdown*

U.S. Government Agencies	45.3%
Short-Term Instruments	38.2%
Corporate Bonds and Notes	3.9%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	2.8%
Other	6.6%

*	% of Total Investments as of September 30, 2005

12  PIMCO Funds Semi-Annual Report  |  09.30.05

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.0%

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$450	$495

Total Aruba (Cost $448)			495

AUSTRALIA (j) 0.2%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	499
Crusade Global Trust
4.120% due 02/15/2030 (a)		$218	218
GMAC Australia Finance
1.120% due 03/23/2006	JY	300,000	2,639
Homeside Mortgage Securities Trust
3.810% due 01/20/2027 (a)		$381	374
Medallion Trust
3.791% due 07/12/2031 (a)		1,054	1,052
Torrens Trust
4.028% due 07/15/2031 (a)		438	438

Total Australia (Cost $5,270)			5,220

AUSTRIA (j) 0.7%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	17,222

Total Austria (Cost $13,904)			17,222

BELGIUM (j) 0.6%

Kingdom of Belgium
7.500% due 07/29/2008	EC	10,500	14,324

Total Belgium (Cost $10,265)			14,324

BRAZIL 0.5%

Republic of Brazil
4.313% due 04/15/2009 (a)		$5,318	5,291
4.313% due 04/15/2012 (a)		412	406
8.000% due 01/15/2018		4,327	4,593
8.875% due 10/14/2019		1,000	1,088

Total Brazil (Cost $10,774)			11,378

CANADA (j) 0.1%

Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	2,100	1,919

Total Canada (Cost $1,760)			1,919

CAYMAN ISLANDS (j) 0.5%

Cypress Tree Investment Partners I Ltd.
3.999% due 10/15/2009 (a)		$1,293	1,297

Mizuho Financial Group Cayman Ltd.
1.523% due 11/29/2049 (a)	JY	300,000	2,644
Pylon Ltd.
6.036% due 12/29/2008 (a)	EC	1,350	1,676
Redwood Capital Ltd.
7.904% due 01/09/2006 (a)		$2,300	2,304
SHL Corp. Ltd.
0.757% due 12/25/2024 (a)	JY	25,655	224
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$3,900	3,916

Total Cayman Islands (Cost $12,316)			12,061

DENMARK (j) 0.0%

Nykredit Konvertible
6.000% due 10/01/2029	DK	3,586	$606
Unikredit Realkredit
6.000% due 07/01/2029		2,759	466

Total Denmark (Cost $697)			1,072

FRANCE (j) 13.3%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,405
Republic of France
7.250% due 04/25/2006		7,000	8,641
5.250% due 04/25/2008		26,800	34,399
4.000% due 04/25/2009		8,050	10,145
4.000% due 10/25/2009		30,070	38,074
4.000% due 04/25/2014		39,700	51,052
4.000% due 10/25/2014		111,700	143,658
6.000% due 10/25/2025		3,400	5,535
5.750% due 10/25/2032		10,300	16,964
4.750% due 04/25/2035		1,100	1,597
4.000% due 04/25/2055		600	782

Total France (Cost $291,305)			312,252

GERMANY (j) 26.0%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,546
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,117
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	553
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,811
Republic of Germany
4.000% due 07/04/2009		2,900	3,660
5.375% due 01/04/2010		4,100	5,462
5.250% due 07/04/2010		33,300	44,531
5.250% due 01/04/2011		28,400	38,267
5.000% due 07/04/2011		100	134
5.000% due 01/04/2012		74,500	100,481
5.000% due 07/04/2012		300	407
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		20,500	25,911
4.250% due 01/04/2014		94,252	123,190
4.250% due 07/04/2014		11,100	14,519
6.250% due 01/04/2024		7,600	12,538
6.500% due 07/04/2027		95,560	166,173
5.625% due 01/04/2028		8,870	14,037
6.250% due 01/04/2030		10,750	18,491
5.500% due 01/04/2031		15,400	24,362
4.750% due 07/04/2034		4,300	6,246

Total Germany (Cost $574,092)			608,443

IRELAND (j) 0.3%

Celtic Residential Irish Mortgage Securitisation
2.344% due 06/13/2035 (a)	EC	2,115	2,553
Emerald Mortgages PLC
2.375% due 10/22/2035 (a)		562	678
2.375% due 04/30/2028 (a)		2,219	2,661

Total Ireland (Cost $5,134)			5,892

ITALY (j) 0.4%

Republic of Italy
5.500% due 11/01/2010	EC	1,700	2,303
5.250% due 08/01/2011		3,400	4,605
Siena Mortgage SpA
2.411% due 02/28/2037 (a)	EC	1,133	1,354
Upgrade SpA
2.373% due 12/31/2035 (a)		1,000	1,191

Total Italy (Cost $7,601)			9,453

JAPAN (j) 16.4%

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,026
Government of Japan
0.700% due 09/20/2008	JY	2,980,000	26,465
1.300% due 09/20/2012		380,000	3,392
1.600% due 09/20/2013		8,640,000	78,226
1.500% due 03/20/2014		10,910,000	97,635
1.600% due 06/20/2014		8,010,000	72,061
1.600% due 09/20/2014		5,710,000	51,273
2.400% due 06/20/2024		822,000	7,731
2.300% due 05/20/2030		1,961,100	17,412
2.400% due 03/20/2034		300,000	2,661
2.300% due 06/20/2035		1,110,000	9,569
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$8,400	8,307
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		1,300	1,296

Total Japan (Cost $400,789)			383,054

MEXICO 0.1%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,125
9.625% due 12/02/2008		1,290	1,458

Total Mexico (Cost $2,301)			2,583

NETHERLANDS (j) 1.1%

Delphinus BV
2.403% due 04/25/2093 (a)	EC	1,500	1,804
Dutch Mortgage-Backed Securities BV
2.386% due 10/02/2079 (a)		3,000	3,626
2.382% due 11/20/2035 (a)		1,614	1,950
Holland Euro-Denominated Mortgage-Backed Series
2.389% due 04/18/2012 (a)		1,387	1,651
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	14,574
3.750% due 07/15/2014		2,500	3,158

Total Netherlands (Cost $23,869)			26,763

NEW ZEALAND (j) 0.1%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	3,006	2,784

Total New Zealand (Cost $1,840)			2,784

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$2,000	2,167

Total Panama (Cost $2,148)			2,167

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$2,000	2,170

Total Peru (Cost $2,170)			2,170

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  13

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount(000s)		Value (000s)
RUSSIA (j) 0.2%

Gaz Capital S.A.
5.875% due 06/01/2015	EC	700	$938
Russian Federation
10.000% due 06/26/2007		$1,630	1,778
8.250% due 03/31/2010		400	434
5.000% due 03/31/2030 (a)		2,200	2,533

Total Russia (Cost $5,425)			5,683

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$2,480	2,574

Total South Africa (Cost $2,620)			2,574

SPAIN (j) 3.6%

Caja Madrid
2.132% due 05/31/2006 (a)	EC	2,600	3,124
Hipotebansa Mortgage Securitization Fund
2.271% due 07/18/2022 (a)		1,460	1,702
Hipotebansa V
2.261% due 01/18/2018 (a)		1,068	1,248
Kingdom of Spain
5.150% due 07/30/2009		37,730	49,514
5.350% due 10/31/2011		11,100	15,188
4.200% due 07/30/2013		2,200	2,862
5.750% due 07/30/2032		4,500	7,392
4.200% due 01/31/2037		2,300	3,059

Total Spain (Cost $67,898)			84,089

SUPRANATIONAL (j) 0.4%

European Investment Bank
4.000% due 10/15/2037	EC	6,600	8,321

Total Supranational (Cost $8,385)			8,321

TUNISIA (j) 0.3%

Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	290
7.375% due 04/25/2012		500	567
4.500% due 06/22/2020	EC	4,600	5,628

Total Tunisia (Cost $6,422)			6,485

UNITED KINGDOM (j) 3.8%

Bauhaus Securities Ltd.
2.446% due 10/30/2052 (a)	EC	3,309	3,988
Dolerite Funding PLC
4.100% due 08/20/2032 (a)		$1,138	1,140
Haus Ltd.
2.414% due 12/14/2037 (a)	EC	5,576	6,398
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$5,900	5,811
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)	EC	500	732
SRM Investment Ltd.
2.352% due 08/26/2034 (a)	EC	445	537
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,803
4.750% due 06/07/2010		3,800	6,854
5.000% due 03/07/2012		12,830	23,580
8.000% due 09/27/2013		14,100	31,089

Total United Kingdom (Cost $88,269)			88,932

UNITED STATES (j) 51.8%

Asset-Backed Securities 0.7%

Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)		$40	40
4.240% due 03/25/2033 (a)		90	90
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.770% due 06/25/2029 (a)		1,037	1,038
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)		107	107
4.230% due 10/25/2032 (a)		312	313
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		865	866
3.850% due 09/25/2035 (a)		3,000	3,000
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)		121	121
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		172	174
EQCC Home Equity Loan Trust
4.046% due 03/20/2030 (a)		45	46
First Alliance Mortgage Loan Trust
4.026% due 12/20/2027 (a)		39	39
Home Equity Asset Trust
3.980% due 08/25/2034 (a)		651	651
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		356	356
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		1,380	1,386
Mesa Trust Asset-Backed Certificates
4.230% due 11/25/2031 (a)		1,032	1,034
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		512	512
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)		2,504	2,504
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)		57	57
Quest Trust
4.390% due 06/25/2034 (a)		2,714	2,720
Residential Asset Mortgage Products, Inc.
3.930% due 04/25/2025 (a)		140	140
Residential Asset Securities Corp.
4.080% due 07/25/2032 (a)		1,241	1,244

			16,438

Corporate Bonds & Notes 2.0%

Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		900	911
Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	504
Ford Motor Credit Co.
4.740% due 11/16/2006 (a)		3,300	3,289
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,586
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		$200	199
Georgia-Pacific Corp.
7.375% due 07/15/2008		600	631
GPU, Inc.
7.700% due 12/01/2005		500	503
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		4,670	4,794
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	409
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)		1,200	1,340
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		1,400	1,525
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)		15,100	15,100
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		11,800	11,801
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	508

			46,100

Mortgage-Backed Securities 1.9%

Bank of America Mortgage Securities
5.000% due 05/25/2034		$6,698	6,630
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,139
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/2035 (a)		173	173
CS First Boston Mortgage Securities Corp.
5.730% due 05/25/2032 (a)		147	147
4.380% due 08/25/2033 (a)		1,430	1,438
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,340	4,351
GS Mortgage Securities Corp.
6.526% due 08/15/2011		2,000	2,172
Impac CMB Trust
4.230% due 07/25/2033 (a)		344	344
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,884
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		616	627
Washington Mutual Mortgage Securities Corp.
4.140% due 01/25/2045 (a)		4,996	5,003
5.131% due 10/25/2032 (a)		718	718
4.100% due 12/25/2027 (a)		7,001	7,000
4.237% due 12/25/2040 (a)		407	406
4.007% due 02/27/2034 (a)		1,932	1,912

			44,944

Municipal Bonds & Notes 2.2%

California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,276
5.250% due 07/01/2013		3,500	3,872
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,256
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,666
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	326
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	217
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,563
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,482
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	226
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,308
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	833
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		1,300	1,441

14  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	$1,500	$1,555
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	343
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,081
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025	3,105	3,180
5.600% due 06/01/2035	400	412
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,100	3,464
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	875
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,600
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	207
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	410	427
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	555
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	444
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	310	329
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	647
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,193
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013	3,500	3,669
5.500% due 06/01/2014	300	321
5.500% due 06/01/2017	600	654
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,087
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	207

		51,716

	Shares

Preferred Security 0.3%

DG Funding Trust
3.360% due 12/29/2049 (a)	640	6,852

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	30,433	1,676

	Principal Amount (000s)

U.S. Government Agencies 31.0%

Fannie Mae
3.870% due 07/25/2035 (a)	$1,741	1,742
3.950% due 03/25/2034 (a)	1,084	1,086
4.165% due 11/01/2022 (a)	56	58
4.198% due 11/01/2034 (a)	16,500	16,332
4.575% due 01/01/2023 (a)	65	67
4.962% due 08/01/2023 (a)	278	284
4.989% due 12/01/2034 (a)	3,584	3,608
5.000% due 11/25/2032- 10/13/2035 (c)	33,203	32,460
5.238% due 12/01/2030 (a)	89	92
5.500% due 11/01/2028- 10/13/2035 (c)	543,975	544,211
5.766% due 04/01/2032 (a)	207	210
6.500% due 02/01/2026- 11/01/2034 (c)	2,793	2,879
Federal Home Loan Bank
5.660% due 04/26/2006	1,200	1,209
5.665% due 03/22/2006	3,200	3,218
Freddie Mac
4.065% due 10/25/2044 (a)	22,100	22,176
4.500% due 06/01/2035	39,645	37,735
5.000% due 12/15/2031- 08/15/2035 (c)	8,312	7,897
5.216% due 06/01/2022 (a)	439	447
9.050% due 06/15/2019	9	9
Government National Mortgage Association
3.750% due 07/20/2022- 08/20/2027 (a)(c)	1,171	1,189
4.125% due 11/20/2021- 11/20/2030 (a)(c)	490	498
4.375% due 05/20/2022- 05/20/2030 (a)(c)	3,315	3,346
6.000% due 08/20/2034	5,777	5,907
Small Business Administration
5.980% due 11/01/2022	6,839	7,175
6.344% due 08/10/2011	3,233	3,404
6.640% due 02/10/2011	1,681	1,781
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	16,623
5.880% due 04/01/2036	8,145	9,289
5.980% due 04/01/2036	1,855	2,144

		727,076

U.S. Treasury Obligations 13.6%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	319	325
2.000% due 07/15/2014	8,433	8,617
1.625% due 01/15/2015	1,028	1,016
1.875% due 07/15/2015	2,724	2,749
3.625% due 04/15/2028	1,201	1,572
U.S. Treasury Bonds
8.750% due 05/15/2017	8,900	12,332
8.875% due 02/15/2019	16,100	23,069
8.125% due 08/15/2019	50,100	68,416
7.875% due 02/15/2021	5,500	7,483
8.125% due 05/15/2021	27,400	38,130
U.S. Treasury Notes
3.000% due 02/15/2009	144,800	139,393
3.625% due 06/15/2010	300	292
3.875% due 09/15/2010	260	256
4.250% due 11/15/2013	11,200	11,155
4.250% due 11/15/2014	1,600	1,589
4.125% due 05/15/2015	1,200	1,180

		317,574

Total United States (Cost $1,217,838)		1,212,376

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006	$2,000	18
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009	9,700	1,222

Total Purchased Call Options (Cost $561)		1,240

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009	$9,700	283

Total Purchased Put Options (Cost $676)		283

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 10.9%

Commercial Paper 7.7%

Rabobank USA Financial Corp.
3.880% due 10/03/2005	$51,100	51,100
TotalFinalElf Capital S.A.
3.727% due 11/23/2005	63,700	63,364
UBS Finance Delaware LLC
3.365% due 10/14/2005	3,700	3,696
3.750% due 12/13/2005	23,400	23,213
3.975% due 01/30/2006	38,100	37,588

		178,961

Repurchase Agreements 0.8%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $13,300. Repurchase proceeds are $13,004.)	13,000	13,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,624. Repurchase proceeds are $5,512.)	5,510	5,510

		18,510

U.S. Treasury Bills 2.4%

3.417% due 12/01/2005-12/15/2005 (c)(e)(f)	57,220	56,797

Total Short-Term Instruments (Cost $254,343)		254,268

Total Investments (d) 131.6% (Cost $3,019,120)		$3,083,503

Written Options (h) (0.0%) (Premiums $394)		(817)

Other Assets and Liabilities (Net) (31.6%)		(739,917)

Net Assets 100.0%		$2,342,769

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  15

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $39,858 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $43,911 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $7,671 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	570	$(584)
Eurodollar December Futures	Long	12/2005	830	(884)
Euro-Bund 10-Year Note Futures	Long	12/2005	1,626	(691)
Government of Japan 10-Year Note Futures	Long	12/2005	130	(2,231)
U. S. Treasury 5-Year Note Futures	Long	12/2005	2,817	(3,664)
U.S. Treasury 10-Year Note Futures	Short	12/2005	666	542
U.S. Treasury 30-Year Bond Futures	Long	12/2005	55	(200)

				$(7,712)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$(23)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(122)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(54)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	(36)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	107,500	932
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		14,300	(10)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		5,300	(62)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,700	114
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,500	483
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		45,100	(209)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,500	(27)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		19,800	(24)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(111)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,400	(1)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	597
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(334)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		33,000	517
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(62)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	14
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	1,000	7
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		17,000	(456)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	(2)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(145)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	22
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(156)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		5,500	45
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	46
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		7,000	8
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		8,000	(32)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(1,884)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(505)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		11,600	(244)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	(876)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	132
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(1,205)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	(276)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	14
Morgan Stanley Dean Witter &Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	85
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	(661)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	(131)

16  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	85,200	$4,763
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		13,500	(22)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	2
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(212)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(267)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(76)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,591)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	9
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(2,286)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,740,000	247
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	(14)
Bank of America	3-month USD-LIBOR	Receive	4.000%	12/15/2010		72,400	(62)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,100	2
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		56,100	1,804
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		19,100	(15)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		14,000	632
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		178,600	(684)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		87,000	1,548
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		199,500	5,376
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		2,400	32
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		284,000	(425)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		92,700	(410)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		314,100	2,510
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		77,700	864
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		9,900	113
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		50,800	255
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		4,000	180
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		10,600	92
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		23,200	243
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		31,300	268
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		6,600	104
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		73,200	211

							$8,559

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$(13)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,400	(2)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	16,000	(51)
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	(4)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	1,000	14
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	800	13
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	(2)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	7
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	22
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	32
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,000	(6)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,100	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	59
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700)%	09/20/2010	4,600	(138)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	6,300	(9)
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	6,300	12

						$(10)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  17

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$10,000	$296	$763
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006	5,000	60	14
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	40

						$394	$817

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value***
Freddie Mac	4.500%	10/13/2035	$40,000	$38,488	$38,062
U.S. Treasury Note	3.000	02/15/2009	161,100	156,473	155,872
U.S. Treasury Note	5.500	05/15/2009	13,500	14,229	14,411
U.S. Treasury Note	3.375	09/15/2009	124,500	120,766	121,197
U.S. Treasury Note	4.000	02/15/2015	7,600	7,520	7,448

				$337,476	$336,990

***	Market value includes $1,525 of interest payable on short sales.

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	10/2005	$0	$(14)	$(14)
Buy	BP	50	10/2005	0	0	0
Sell		42,048	10/2005	1,604	0	1,604
Buy	BR	3,439	10/2005	129	0	129
Buy		893	02/2006	26	0	26
Sell	C$	1,892	10/2005	0	(36)	(36)
Buy	CP	370,243	02/2006	15	0	15
Sell	DK	9,802	12/2005	65	0	65
Buy	EC	22,002	10/2005	0	(608)	(608)
Sell		652	10/2005	4	0	4
Buy		19,770	11/2005	34	0	34
Sell		631,920	11/2005	1,133	0	1,133
Buy	H$	6,687	10/2005	1	0	1
Buy	IR	21,600,600	10/2005	151	0	151
Sell		21,600,600	10/2005	0	(26)	(26)
Buy		21,600,600	01/2006	93	0	93
Sell	JY	35,411,445	10/2005	9,361	0	9,361
Buy	KW	642,500	01/2006	0	(14)	(14)
Buy		349,400	02/2006	0	(7)	(7)
Buy		1,027,000	03/2006	0	(18)	(18)
Buy	MP	4,440	02/2006	6	0	6
Buy		3,064	03/2006	2	0	2
Buy	N$	2,865	10/2005	33	0	33
Sell		5,468	10/2005	0	(26)	(26)
Buy	PN	1,194	02/2006	0	(10)	(10)
Buy		1,867	03/2006	0	(10)	(10)
Buy	PZ	1,724	02/2006	6	0	6
Buy		1,767	03/2006	0	(5)	(5)
Buy	RR	9,589	01/2006	4	0	4
Buy		12,830	02/2006	2	0	2
Buy	S$	605	10/2005	0	(1)	(1)
Buy		485	01/2006	0	(7)	(7)
Buy		595	02/2006	0	(6)	(6)
Buy	SV	8,948	02/2006	0	(12)	(12)
Buy		10,968	03/2006	0	(6)	(6)
Buy	T$	14,910	02/2006	0	(15)	(15)
Buy		10,317	03/2006	0	(1)	(1)

				$12,669	$(822)	$11,847

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$916	$911	0.04%

18  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 2.2%

Centennial Communications
5.770% due 01/20/2011 (a)	$396	$401
6.110% due 01/20/2011 (a)	254	256
6.270% due 01/20/2011 (a)	3,963	4,008
6.450% due 01/20/2011 (a)	1,189	1,202
6.450% due 02/09/2011 (a)	3,566	3,607
Charter Communications Holdings LLC
6.680% due 04/26/2010 (a)	2,996	2,998
6.930% due 04/27/2011 (a)	5,792	5,827
Delphi Corp.
10.300% due 06/13/2011 (a)	2,890	2,951
Dynegy Holdings, Inc.
7.840% due 05/10/2010 (a)	5,431	5,460
El Paso Corp.
4.600% due 12/31/2006 (a)	5,000	4,950
3.500% due 11/23/2009 (a)	14,250	14,422
6.813% due 11/23/2009 (a)	18,430	18,670
General Growth Properties, Inc.
5.950% due 11/12/2007 (a)	9,784	9,845
5.670% due 11/12/2008 (a)	5,712	5,790
Goodyear Tire & Rubber Co.
6.320% due 04/30/2010 (a)	9,000	9,124
Graham Packaging Co. LP
6.563% due 09/15/2011 (a)	20	20
6.602% due 09/15/2011 (a)	5,692	5,774
6.375% due 10/07/2011 (a)	2,199	2,231
Headwaters, Inc.
5.870% due 04/30/2011 (a)	12,661	12,837
7.750% due 04/30/2011 (a)	293	297
Invensys PLC
6.881% due 09/05/2009 (a)	2,047	2,067
8.529% due 12/30/2009 (a)	8,000	8,200
ISP Holdings, Inc.
4.875% due 06/04/2011 (a)	1,178	1,193
5.750% due 06/04/2011 (a)	1,571	1,590
5.813% due 06/04/2011 (a)	1,119	1,133
Neiman Marcus Bridge
5.000% due 12/31/2005 (a)	12,000	11,955
Qwest Corp.
8.530% due 06/30/2007 (a)	9,960	10,294
Warner ChilCott Co., Inc.
6.460% due 01/18/2012 (a)	4,361	4,398
6.770% due 01/18/2012 (a)	9,138	9,216

Total Bank Loan Obligations (Cost $159,075)		160,716

CORPORATE BONDS & NOTES 83.2%

Banking & Finance 12.6%
AES Red Oak LLC
8.540% due 11/30/2019	15,125	17,016
Arvin Capital I
9.500% due 02/01/2027	1,500	1,522
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	44,529	49,761
Bluewater Finance Ltd.
10.250% due 02/15/2012	41,915	45,687
Bombardier Capital, Inc.
7.090% due 03/30/2007 (l)	21,000	21,262
Bowater Canada Finance
7.950% due 11/15/2011	13,650	13,821
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	34	36
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,639
8.900% due 04/01/2007	5,000	5,191
Dow Jones CDX High Yield Index
8.000% due 06/29/2010	70,000	70,262
8.250% due 06/29/2010	123,651	123,033
Eircom Funding
8.250% due 08/15/2013	5,650	6,158
Ford Motor Credit Co.
5.800% due 01/12/2009	1,400	1,307
7.375% due 10/28/2009	2,880	2,784
5.700% due 01/15/2010	7,500	6,819
7.875% due 06/15/2010	10,000	9,740
7.375% due 02/01/2011	35,509	34,001
7.250% due 10/25/2011	3,500	3,326
7.000% due 10/01/2013	15,000	13,931
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,209
6.500% due 02/01/2017	2,000	1,990
General Motors Acceptance Corp.
7.250% due 03/02/2011	23,974	22,317
6.000% due 04/01/2011	19,412	17,261
6.875% due 09/15/2011	21,100	19,215
7.000% due 02/01/2012	8,400	7,595
6.875% due 08/28/2012	21,700	19,446
6.750% due 12/01/2014	4,050	3,529
8.000% due 11/01/2031	20,800	18,207
Homer City Funding LLC
8.734% due 10/01/2026	12,029	14,374
Host Marriott LP
7.000% due 08/15/2012	2,000	2,037
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	704
10.000% due 06/15/2012 (b)	8,680	7,421
7.630% due 08/15/2012 (b)	3,786	3,129
JSG Funding PLC
9.625% due 10/01/2012	43,603	44,039
K&F Acquisition, Inc.
7.750% due 11/15/2014	11,050	11,216
Kraton Polymers LLC
8.125% due 01/15/2014	23,530	22,942
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	25,360	25,297
7.250% due 02/15/2011	39,547	37,866
Refco Finance Holdings LLC
9.000% due 08/01/2012 (b)	9,773	10,677
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,022
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,437	49,920
Sets Trust
8.850% due 04/02/2007	5,000	5,187
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	6,516
Stone Container Finance
7.375% due 07/15/2014	2,625	2,349
TRAINS
7.408% due 06/15/2015 (a)	4,634	4,729
UGS Corp.
10.000% due 06/01/2012	7,625	8,387
Universal City Development Partners
11.750% due 04/01/2010	26,195	29,731
Universal City Florida Holding Co.
8.375% due 05/01/2010	875	912
Ventas Realty LP
8.750% due 05/01/2009	17,040	18,318
6.750% due 06/01/2010	825	841
6.625% due 10/15/2014	2,270	2,293
7.125% due 06/01/2015	4,900	5,096

		873,068

Industrials 53.3%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,585	15,936
7.750% due 06/15/2011	9,065	8,974
6.000% due 06/20/2013	30,199	26,651
8.375% due 04/01/2015	12,060	11,909
7.400% due 04/01/2018	1,202	1,082
8.850% due 08/01/2030	24,243	21,940
AES Ironwood LLC
8.857% due 11/30/2025	50,030	57,034
Alderwoods Group, Inc.
7.750% due 09/15/2012	5,450	5,750
Alliance One International, Inc.
11.000% due 05/15/2012	10,875	10,358
Allied Waste North America, Inc.
8.875% due 04/01/2008	2,500	2,619
8.500% due 12/01/2008	7,941	8,318
6.500% due 11/15/2010	3,000	2,929
6.375% due 04/15/2011	27,675	26,637
9.250% due 09/01/2012	9,683	10,530
7.875% due 04/15/2013	35,120	35,998
7.250% due 03/15/2015	51,066	50,555
American Media Operations, Inc.
10.250% due 05/01/2009	19,564	19,124
AmeriGas Partners LP
8.830% due 04/19/2010	12,103	12,615
7.250% due 05/20/2015	16,300	17,115
Amkor Technology, Inc.
7.750% due 05/15/2013	8	7
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,790
Argo-Tech Corp.
9.250% due 06/01/2011	2,050	2,183
Armor Holdings, Inc.
8.250% due 08/15/2013	115	124
ArvinMeritor, Inc.
8.750% due 03/01/2012	39,635	39,040
Aviall, Inc.
7.625% due 07/01/2011	13,595	14,071
Bombardier Recreational Products, Inc.
6.300% due 05/01/2014	8,000	7,120
Bombardier, Inc.
6.750% due 05/01/2012	18,425	17,273
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,104
6.500% due 06/15/2013	7,450	6,984
9.375% due 12/15/2021	1,000	1,050
Boyd Gaming Corp.
7.750% due 12/15/2012	2,750	2,905
Buhrmann US, Inc.
8.250% due 07/01/2014	11,100	11,405
7.875% due 03/01/2015	1,600	1,616
Cablevision Systems Corp.
7.890% due 04/01/2009 (a)	9,550	9,836
8.000% due 04/15/2012	8,260	8,053
CanWest Media, Inc.
8.000% due 09/15/2012	26,083	27,811
Cascades, Inc.
7.250% due 02/15/2013	8,150	7,967
CCO Holdings LLC
8.750% due 11/15/2013	55,105	54,691
CDRV Investors, Inc.
0.000% due 01/01/2015 (f)	6,900	3,967
Cenveo Corp.
9.625% due 03/15/2012	16,800	18,102
Chart Industries, Inc.
9.125% due 10/15/2015	3,515	3,515
Charter Communications Operating LLC
8.000% due 04/30/2012	10,030	10,155
8.375% due 04/30/2014	7,110	7,181
Chesapeake Energy Corp.
7.500% due 09/15/2013	1,400	1,498
7.500% due 06/15/2014	19,570	20,989
7.000% due 08/15/2014	14,125	14,902
6.375% due 06/15/2015	100	101
6.625% due 01/15/2016	5,050	5,138
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	9,500	9,583
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	13,119
10.625% due 09/01/2008	14,940	15,762
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,168
10.000% due 03/13/2007	3,500	3,690

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  19

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	$23,245	$23,045
7.373% due 12/15/2015	969	847
6.545% due 02/02/2019	3,724	3,654
7.566% due 03/15/2020	3,049	2,653
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,465	16,988
Crown European Holdings S.A.
9.500% due 03/01/2011	21,550	23,705
10.875% due 03/01/2013	9,570	11,149
CSC Holdings, Inc.
7.250% due 07/15/2008	1,750	1,765
8.125% due 07/15/2009	13,865	14,038
8.125% due 08/15/2009	9,640	9,760
7.625% due 04/01/2011	55,823	55,125
7.000% due 04/15/2012	13,400	12,730
7.875% due 02/15/2018	700	672
DaVita, Inc.
6.625% due 03/15/2013	6,515	6,629
7.250% due 03/15/2015	35,825	36,496
Delhaize America, Inc.
8.125% due 04/15/2011	1,500	1,633
9.000% due 04/15/2031	42,165	48,884
Delphi Corp.
6.500% due 05/01/2009 (b)	19,330	13,434
6.500% due 08/15/2013 (b)	11,800	7,965
Delta Air Lines, Inc.
7.379% due 05/18/2010 (b)	8,575	8,246
7.570% due 11/18/2010 (b)	5,600	5,411
Dex Media West LLC
8.500% due 08/15/2010	26,245	27,885
9.875% due 08/15/2013	39,024	43,268
DirecTV Holdings LLC
8.375% due 03/15/2013	14,358	15,740
6.375% due 06/15/2015	19,250	19,202
Dobson Communications Corp.
8.875% due 10/01/2013	7,375	7,412
Dresser, Inc.
9.375% due 04/15/2011	46,190	48,961
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,391	7,705
Dura Operating Corp.
8.625% due 04/15/2012	22,395	20,044
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	33,850	33,702
7.670% due 11/08/2016	36,905	36,744
Dynegy Holdings, Inc.
9.875% due 07/15/2010	4,850	5,311
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)	8,730	8,926
6.375% due 10/01/2011	5,400	5,380
6.625% due 10/01/2014	36,205	36,024
El Paso CGP Co.
6.500% due 06/01/2008	7,975	7,895
7.625% due 09/01/2008	13,426	13,711
6.375% due 02/01/2009	5,250	5,145
7.750% due 06/15/2010	2,040	2,091
10.750% due 10/01/2010	21,200	23,956
9.625% due 05/15/2012	2,800	3,108
6.950% due 06/01/2028	5,375	4,864
7.750% due 10/15/2035	4,850	4,680
El Paso Corp.
7.000% due 05/15/2011	3,200	3,208
7.875% due 06/15/2012	653	679
7.375% due 12/15/2012	36,455	36,820
8.050% due 10/15/2030	2,625	2,678
7.800% due 08/01/2031	29,472	29,693
El Paso Production Holding Co.
7.750% due 06/01/2013	15,270	16,034
Encore Acquisition Co.
6.250% due 04/15/2014	3,175	3,175
Equistar Chemicals LP
10.125% due 09/01/2008	16,315	17,620
8.750% due 02/15/2009	28,475	29,756
Exco Resources, Inc.
7.250% due 01/15/2011	2,320	2,413
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,607
Ferrellgas Partners LP
7.080% due 08/01/2006 (l)	5,000	5,007
8.780% due 08/01/2007 (l)	14,000	14,472
7.120% due 08/01/2008 (l)	11,000	11,078
8.870% due 08/01/2009 (l)	7,300	7,793
7.240% due 08/01/2010 (l)	20,000	20,291
8.750% due 06/15/2012	5,843	5,960
Freescale Semiconductor, Inc.
6.349% due 07/15/2009 (a)	6,195	6,396
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	35,810	38,675
Gaylord Entertainment Co.
8.000% due 11/15/2013	4,790	5,053
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,755
Gazprom
9.625% due 03/01/2013	50,100	62,194
7.201% due 02/01/2020	8,100	8,862
General Motors Corp.
8.250% due 07/15/2023	15,000	11,738
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,120
8.000% due 01/15/2024	21,215	23,496
7.375% due 12/01/2025	32,575	34,041
7.250% due 06/01/2028	16,620	17,181
8.875% due 05/15/2031	13,320	15,820
Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012	11,120	12,065
Grupo Transportacion Ferroviaria Mexicana S.A. DE CV
10.250% due 06/15/2007	2,000	2,150
Hanover Compressor Co.
8.500% due 09/01/2008	19,273	20,140
8.625% due 12/15/2010	6,700	7,253
HCA, Inc.
7.875% due 02/01/2011	5,313	5,721
6.950% due 05/01/2012	13,875	14,342
6.300% due 10/01/2012	18,100	18,082
6.250% due 02/15/2013	1,775	1,763
6.750% due 07/15/2013	51,348	52,503
6.375% due 01/15/2015	2,500	2,486
7.190% due 11/15/2015	900	935
7.690% due 06/15/2025	3,025	3,055
HealthSouth Corp.
8.500% due 02/01/2008 (c)	3,600	3,528
8.375% due 10/01/2011 (c)	8,900	8,522
7.625% due 06/01/2012 (c)	80,420	75,595
Horizon Lines LLC
9.000% due 11/01/2012	6,660	7,168
Host Marriott LP
7.125% due 11/01/2013	16,850	17,292
iesy Repository GmbH
10.375% due 02/15/2015	15,150	16,097
Ingles Markets, Inc.
8.875% due 12/01/2011	12,810	13,002
Insight Midwest LP
9.750% due 10/01/2009	11,003	11,278
9.750% due 10/01/2009	17,725	18,212
10.500% due 11/01/2010	18,603	19,626
Invensys PLC
9.875% due 03/15/2011	11,250	11,236
ISP Chemco, Inc.
10.250% due 07/01/2011	38,355	41,567
ITT Corp.
7.375% due 11/15/2015	15,237	16,608
JC Penney Corp., Inc.
7.650% due 08/15/2016	12,635	14,341
7.125% due 11/15/2023	23,688	26,175
8.125% due 04/01/2027	7,668	8,118
7.400% due 04/01/2037	10,200	11,080
Jefferson Smurfit Corp.
8.250% due 10/01/2012	13,665	12,913
7.500% due 06/01/2013	2,300	2,082
Johnsondiversey, Inc.
9.625% due 05/15/2012	2,125	2,130
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,600
L-3 Communications Corp.
6.375% due 10/15/2015	25,250	25,566
Lamar Media Corp.
6.625% due 08/15/2015	7,700	7,873
Legrand Holding S.A.
10.500% due 02/15/2013	7,785	8,953
Legrand S.A.
8.500% due 02/15/2025	16,525	19,913
Mandalay Resort Group
9.375% due 02/15/2010	36,072	39,950
7.625% due 07/15/2013	13,785	14,405
MCI, Inc.
7.688% due 05/01/2009	31,079	32,322
8.735% due 05/01/2014	75,655	84,544
Mediacom Broadband LLC
11.000% due 07/15/2013	40,335	43,663
Meritor Automotive, Inc.
6.800% due 02/15/2009	925	888
MGM Mirage, Inc.
8.500% due 09/15/2010	3,730	4,075
8.375% due 02/01/2011	26,130	28,220
6.625% due 07/15/2015	36,730	36,500
6.625% due 07/15/2015	3,700	3,677
Nalco Co.
7.750% due 11/15/2011	22,525	23,144
8.875% due 11/15/2013	12,125	12,504
Newpark Resources, Inc.
8.625% due 12/15/2007	16,430	16,430
Norampac, Inc.
6.750% due 06/01/2013	17,404	17,404
Northwest Airlines, Inc.
6.841% due 10/01/2012 (b)	5,100	4,845
6.810% due 02/01/2020 (b)	14,104	12,527
Novelis, Inc.
7.250% due 02/15/2015	29,500	28,025
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,560	6,921
8.750% due 11/15/2012	19,360	21,006
8.250% due 05/15/2013	19,660	20,545
6.750% due 12/01/2014	400	388
Peabody Energy Corp.
6.875% due 03/15/2013	27,415	28,786
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	13,985
PQ Corp.
7.500% due 02/15/2013	7,100	6,923
Psychiatric Solutions, Inc.
7.750% due 07/15/2015	6,475	6,718
Quiksilver, Inc.
6.875% due 04/15/2015	17,800	17,177
Qwest Corp.
7.200% due 11/10/2026	8,326	7,493
7.250% due 10/15/2035	7,861	7,016
Rayovac Corp.
8.500% due 10/01/2013	12,950	12,562
Rhodia S.A.
7.625% due 06/01/2010	1,000	980
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	29,774	30,667

20  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	$6,725	$6,557
Rogers Cable, Inc.
6.750% due 03/15/2015	16,880	17,007
Roundy’s, Inc.
8.875% due 06/15/2012	47,728	52,978
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	3,000	3,195
7.500% due 10/15/2027	21,850	23,380
Russell Corp.
9.250% due 05/01/2010	4,500	4,568
Safety Kleen Services
9.250% due 06/01/2008 (c)	22,459	0
Seneca Gaming Corp.
7.250% due 05/01/2012	6,280	6,468
7.250% due 05/01/2012	15,450	15,914
SESI LLC
8.875% due 05/15/2011	20,279	21,496
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	8,915	9,405
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	19,444	19,833
8.375% due 07/01/2012	56,815	54,258
Sonat, Inc.
6.750% due 10/01/2007	1,915	1,929
7.625% due 07/15/2011	31,487	32,117
Spectrum Brands, Inc.
7.375% due 02/01/2015	31,825	28,802
Station Casinos, Inc.
6.000% due 04/01/2012	19,560	19,633
6.500% due 02/01/2014	23,540	23,658
6.875% due 03/01/2016	5,000	5,094
Suburban Propane Partners LP
6.875% due 12/15/2013	3,030	2,773
Sungard Data Systems, Inc.
9.125% due 08/15/2013	22,050	22,960
Superior Essex Communications
9.000% due 04/15/2012	6,395	6,491
Telenet Group Holding NV
0.000% due 06/15/2014 (f)	1,500	1,234
Tenet Healthcare Corp.
6.500% due 06/01/2012	8,220	7,706
7.375% due 02/01/2013	19,060	18,155
9.875% due 07/01/2014	4,035	4,237
9.250% due 02/01/2015	3,600	3,654
Tenneco Automotive, Inc.
10.250% due 07/15/2013	33,225	37,295
8.625% due 11/15/2014	20,775	21,035
Tesoro Petroleum Corp.
8.670% due 07/17/2012 (l)	10,000	9,984
TransMontaigne, Inc.
9.125% due 06/01/2010	1,075	1,134
Triad Hospitals, Inc.
7.000% due 05/15/2012	16,650	17,191
7.000% due 11/15/2013	21,413	21,788
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,390
TRW Automotive, Inc.
9.375% due 02/15/2013	29,828	32,513
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	12,806
United Airlines, Inc.
6.201% due 09/01/2008 (b)	2,184	2,105
7.730% due 07/01/2010 (b)	26,665	25,496
7.186% due 04/01/2011 (b)	73	72
6.602% due 09/01/2013 (b)	6,637	6,486
7.783% due 01/01/2014 (b)	212	202
4.090% due 03/02/2049 (a)(b)	4,095	4,100
United Rentals N.A., Inc.
7.750% due 11/15/2013	60	58
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	174,361	7,092
0.000% due 01/01/2049 (b)	3,121	1,372
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,625
Vintage Petroleum, Inc.
7.875% due 05/15/2011	9,450	9,923
8.250% due 05/01/2012	20,980	22,554
VWR International, Inc.
6.875% due 04/15/2012	10,800	10,719
8.000% due 04/15/2014	27,175	26,598
Williams Cos., Inc.
7.625% due 07/15/2019	31,395	34,142
7.875% due 09/01/2021	52,329	57,824
7.500% due 01/15/2031	6,080	6,490
7.750% due 06/15/2031	18,456	20,071
8.750% due 03/15/2032	5,050	5,984
Wynn Las Vegas LLC
6.625% due 12/01/2014	62,600	60,174
Xerox Corp.
6.875% due 08/15/2011	24,175	25,384
7.625% due 06/15/2013	7,465	7,969
Young Broadcasting, Inc.
10.000% due 03/01/2011	15,595	14,815

		3,874,815

Utilities 17.3%

AES Corp.
8.750% due 05/15/2013	64,165	70,582
American Cellular Corp.
10.000% due 08/01/2011	20,955	22,946
Cincinnati Bell Tele Co.
6.300% due 12/01/2028	2,000	1,865
Cincinnati Bell, Inc.
7.250% due 07/15/2013	34,220	36,530
8.375% due 01/15/2014	33,260	32,927
7.000% due 02/15/2015	9,650	9,361
Citizens Communications Co.
6.250% due 01/15/2013	20,590	19,869
CMS Energy Corp.
7.500% due 01/15/2009	42,405	44,631
7.750% due 08/01/2010	7,861	8,490
8.500% due 04/15/2011	1,890	2,112
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,040
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	17,910	18,358
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)	10,150	10,378
8.250% due 01/15/2013	11,615	11,746
8.625% due 01/15/2015	18,750	19,219
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	12,880	13,717
8.625% due 11/14/2011	9,043	10,083
Midwest Generation LLC
8.300% due 07/02/2009	800	843
8.560% due 01/02/2016	97,221	107,004
8.750% due 05/01/2034	35,650	39,883
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010	7,300	7,883
8.000% due 01/28/2012	7,600	8,066
MSW Energy Holdings LLC
7.375% due 09/01/2010	12,300	12,823
8.500% due 09/01/2010	600	647
New Skies Satellites NV
8.539% due 11/01/2011 (a)	4,000	4,140
9.125% due 11/01/2012	900	936
Nextel Communications, Inc.
6.875% due 10/31/2013	27,570	29,290
Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,633
NRG Energy, Inc.
8.000% due 12/15/2013	21,783	23,308
PSEG Energy Holdings LLC
10.000% due 10/01/2009	19,025	21,213
8.500% due 06/15/2011	54,530	59,029
Qwest Communications International, Inc.
7.250% due 02/15/2011	59,765	58,495
7.500% due 02/15/2014	37,095	35,426
Qwest Corp.
8.875% due 03/15/2012	39,100	42,912
7.500% due 02/15/2014	90,499	86,427
Qwest Services Corp.
13.500% due 12/15/2010	11,500	13,225
Reliant Energy, Inc.
9.250% due 07/15/2010	29,835	32,520
9.500% due 07/15/2013	14,450	16,040
6.750% due 12/15/2014	62,825	62,040
Rocky River Realty
8.810% due 04/14/2007 (l)	1,330	1,363
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012	3,600	3,825
8.000% due 12/15/2012	23,060	24,472
6.375% due 03/01/2014	15,475	15,630
7.500% due 03/15/2015	10,570	11,442
Rural Cellular Corp.
8.370% due 03/15/2010 (a)	1,500	1,553
8.250% due 03/15/2012	19,605	20,683
Sierra Pacific Power Co.
6.950% due 06/01/2022	5,000	5,161
7.100% due 11/02/2023	4,200	4,323
Sierra Pacific Resources
7.803% due 06/15/2012	22,100	23,654
Sonat, Inc.
7.000% due 02/01/2018	1,500	1,433
South Point Energy
8.400% due 05/30/2012	46,948	44,131
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,835	12,144
Time Warner Telecom, Inc.
9.750% due 07/15/2008	11,267	11,464
10.125% due 02/01/2011	10,750	11,126
9.250% due 02/15/2014	11,700	11,905
Triton PCS, Inc.
8.500% due 06/01/2013	14,559	13,940
Williams Cos., Inc.
6.375% due 10/01/2010	6,000	5,985
Wilmington Trust Co.-Tucson Electric
10.210% due 01/01/2009 (l)	305	312
10.732% due 01/01/2013 (l)	8,006	8,523

		1,240,706

Total Corporate Bonds & Notes (Cost $5,890,610)		5,996,099

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	39	39

Total U.S. Government Agencies (Cost $40)		39

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bond
5.375% due 02/15/2031	73,700	82,590

Total U.S. Treasury Obligations (Cost $83,975)		82,590

MORTGAGE-BACKED SECURITIES 0.1%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027	4,332	4,232

Total Mortgage-Backed Securities (Cost $4,099)		4,232

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  21

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
SOVEREIGN ISSUES 5.6%

Republic of Brazil
4.313% due 04/15/2009 (a)		$376	$375
10.000% due 08/07/2011		7,635	8,914
11.000% due 01/11/2012		35,875	44,054
4.313% due 04/15/2012 (a)		10,768	10,620
10.250% due 06/17/2013		800	954
10.500% due 07/14/2014		20,150	24,442
8.000% due 01/15/2018		106,603	113,159
12.250% due 03/06/2030		20,200	27,846
8.250% due 01/20/2034		6,000	6,045
11.000% due 08/17/2040		33,400	40,990
Republic of Guatemala
9.250% due 08/01/2013		6,180	7,436
Republic of Panama
9.625% due 02/08/2011		2,550	3,060
9.375% due 07/23/2012		3,000	3,645
10.750% due 05/15/2020		9,125	12,752
8.875% due 09/30/2027		11,425	13,967
9.375% due 04/01/2029		9,575	12,208
Republic of Peru
9.125% due 02/21/2012		43,065	51,893
9.875% due 02/06/2015		11,100	14,236
5.000% due 03/07/2017 (a)		5,433	5,392

Total Sovereign Issues (Cost $360,269)			401,988

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 3.6%

BCP Crystal US Holdings Corp.
10.375% due 06/15/2014	EC	2,405	3,440
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014		3,600	4,521
Cognis Holding GmbH
9.500% due 05/15/2014		1,000	1,328
11.139% due 01/15/2015 (a)(e)		792	870
Eircom Funding
8.250% due 08/15/2013		3,090	4,243
El Paso Corp.
7.125% due 05/06/2009		11,850	15,061
Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		3,000	4,056
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	4,814
JSG Funding PLC
10.125% due 10/01/2012		26,675	34,784
JSG Holding PLC
11.500% due 10/01/2015 (e)		9,097	10,157
Kappa Beheer BV
10.625% due 07/15/2009		250	315
10.625% due 07/15/2009		845	1,064
Lighthouse International Co. S.A.
8.000% due 04/30/2014		4,950	6,314
8.000% due 04/30/2014		39,225	50,030
Republic of Germany
2.750% due 12/16/2005		60,000	72,195
Rhodia S.A.
8.000% due 06/01/2010		15,715	18,887
Telenet Communications NV
9.000% due 12/15/2013		7,200	9,778
9.000% due 12/15/2013		6,800	9,235
TRW Automotive, Inc.
10.125% due 02/15/2013		2,840	3,924
United Biscuits Finance Ltd.
10.750% due 04/15/2011	BP	3,000	5,662
UPC Holding BV
7.750% due 01/14/2015	EC	1,600	1,851

Total Foreign Currency-Denominated Issues (Cost $246,054)			262,529

	Shares

COMMON STOCKS 0.1%

Communications 0.1%

Dobson Communications Corp. (d)		416,677	3,200

Technology 0.0%
Reliant Resources, Inc.-Warrants Exp. 08/25/2008		65,885	718

Total Common Stocks (Cost $2,746)			3,918

CONVERTIBLE PREFERRED STOCK 0.3%

Celanese Corp.
4.250% due 12/31/2049		72,500	1,921
Chesapeake Energy Corp.
4.500% due 12/31/2049		17,600	1,965
General Motors Corp.
4.500% due 03/06/2032		441,000	10,509
5.250% due 03/06/2032		273,600	4,728

Total Convertible Preferred Stock (Cost $19,207)			19,123

PREFERRED SECURITY 0.8%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,905
Riggs Capital Trust II
8.875% due 03/15/2027		5,405,000	5,919
Xerox Capital Trust I
8.000% due 02/01/2027		21,680,000	22,601

Total Preferred Security (Cost $54,908)			55,425

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES 0.1%

Industrials 0.1%

Pride International, Inc.
3.250% due 05/01/2033		$5,000	6,312
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		1,000	899

Total Convertible Bonds & Notes (Cost $5,919)			7,211

SHORT-TERM INSTRUMENTS (m) 3.1%

Commercial Paper 1.7%

Rabobank USA Financial Corp.
3.880% due 10/03/2005		49,900	49,900
UBS Finance Delaware LLC
3.765% due 12/13/2005		75,000	74,401

			124,301

Repurchase Agreements 0.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $37,862. Repurchase proceeds are $37,010.)		37,000	37,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $4,694. Repurchase proceeds are $4,601.)		4,600	4,600

			41,600

U.K. Treasury Bills 0.6%

2.013% due 11/30/2005	EC	37,400	44,803

U.S. Treasury Bills 0.2%

3.407% due 12/01/2005-12/15/2005 (c)(g)(i)		$13,590	13,502

Total Short-Term Instruments (Cost $225,551)			224,206

Total Investments (h) 100.2% (Cost $7,052,453)			$7,218,076

Written Options (k) (0.0%) (Premiums $3,470)			(2,630)

Other Assets and Liabilities (Net) (0.2%)			(9,124)

Net Assets 100.0%			$7,206,322

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Non-income producing security.
(e)	Payment in-kind bond security.
(f)	Security becomes interest bearing at a future date.
(g)	Securities with an aggregate market value of $744 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(h)	As of September 30, 2005, portfolio securities with an aggregate market value of $171,353 were valued with reference to securities whose prices are more readily obtainable.
(i)	Securities with an aggregate market value of $10,873 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar December Futures	Long	12/2005	8,040	$(6,777)
U.S. Treasury 10-Year Note Futures	Long	12/2005	66	(55)

				$(6,832)

22  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	$12,500	$167

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	$16,000	$41
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	436
Bank of America	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	(21)
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	0
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	62
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	43
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	154
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	12
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	22
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	158
Bingham Legg Advisers LLC	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	4
Citibank N.A.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	17
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	5
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	6
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	47
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	(13)
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	50
Credit Suisse First Boston	Dow Jones CDX N.A. HY4 Index	Sell	3.400%	06/20/2010	10,000	344
Credit Suisse First Boston	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	(32)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	30
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	20,000	3,424
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(34)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(77)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(76)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	77
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	50
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	44
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.900)%	06/20/2006	10,000	(2)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(21)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	(13)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	12
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(112)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	73
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	100
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	82
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	208
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	86
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	5
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.420)%	12/20/2005	15,000	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.450)%	12/20/2005	6,000	1
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	(29)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	(12)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	45
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	(26)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	336
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,933
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	1.400%	09/20/2006	1,775	(9)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(419)
Wachovia Bank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.300%	12/20/2005	15,000	30

						$8,045

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  23

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2005 (Unaudited)

(k)	Written options outstanding on September 30, 2005:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call-CBOT U.S. Treasury Note December Futures		$113.000		10/21/2005	1,931	$332	$30
Put-CBOT U.S. Treasury Note December Futures		108.000		10/21/2005	1,931	295	121
Call-CBOT U.S. Treasury Note December Futures		115.000		11/22/2005	280	62	4
Call-CBOT U.S. Treasury Note December Futures		114.000		11/22/2005	1,306	378	41
Put-CBOT U.S. Treasury Note December Futures		108.000		11/22/2005	5,935	1,378	1,298
Put-CBOT U.S. Treasury Note December Futures		109.000		11/22/2005	1,581	416	716

						$2,861	$2,210

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put-OTC 7-Year Interest Rate Swap	Citibank N.A.	5.500	%*	06/02/2006	$56,800	$319	$266
Call-OTC 7-Year Interest Rate Swap	Citibank N.A.	4.000	%**	06/02/2006	56,800	290	154

						$609	$420

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,108	$21,262	0.30%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,334	23,045	0.32
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,818	14,472	0.20
Ferrellgas Partners LP	8.870	08/01/2009	06/30/2003	7,972	7,793	0.11
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,102	11,078	0.15
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,014	20,291	0.28
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,970	5,007	0.07
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,536	1,363	0.02
Tesoro Petroleum	8.670	07/17/2012	04/10/2003	9,953	9,984	0.14
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	01/07/1993	7,637	8,523	0.12
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	305	312	0.00

				$120,749	$123,130	1.71%

(m)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,081	10/2005	$112	$0	$112
Buy	EC	106,096	10/2005	0	(2,370)	(2,370)
Sell		316,155	10/2005	12,159	0	12,159
Buy		14,228	11/2005	3	(2)	1
Buy	JY	8,669,090	10/2005	0	(2,153)	(2,153)

				$12,274	$(4,525)	$7,749

24  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.3%

Banking & Finance 2.8%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$8,700	$8,701
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	146
CIT Group, Inc.
4.120% due 09/20/2007 (a)	9,200	9,232
4.033% due 05/23/2008 (a)	9,200	9,230
Citigroup, Inc.
3.753% due 11/01/2007 (a)	3,600	3,606
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,143
7.100% due 03/15/2007	6,700	6,934
Ford Motor Credit Co.
6.875% due 02/01/2006	18,700	18,778
6.500% due 02/15/2006	1,000	1,003
General Electric Capital Corp.
2.750% due 09/25/2006	200	197
3.425% due 01/15/2008 (a)	22,700	22,727
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	46,390	46,391
6.125% due 09/15/2006	3,940	3,953
6.125% due 01/22/2008	750	724
7.430% due 12/01/2021	191	193
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	16,500	15,466
Golden West Financial Corp.
5.500% due 08/08/2006	700	706
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	27,600	27,623
3.650% due 10/05/2007 (a)	3,000	3,008
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	16,600	16,614
International Lease Finance Corp.
3.125% due 05/03/2007	300	293
John Deere Capital Corp.
4.500% due 08/25/2008	900	897
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	42,600	42,600
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	12,900	13,243
7.554% due 07/03/2008 (a)	3,000	2,617
Premium Asset Trust
3.847% due 10/06/2005 (a)	800	800
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	21,500	21,357
Putnam CBO I Ltd.
3.970% due 06/12/2009 (a)	1,684	1,692
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	68,300	68,323
State Street Capital Trust II
4.290% due 02/15/2008 (a)	12,000	12,009
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	3,800	3,816

		370,022

Industrials 1.3%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,380
7.650% due 07/01/2008	7,500	8,018
AOL Time Warner, Inc.
6.125% due 04/15/2006	5,500	5,547
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	13,250	13,355
4.430% due 05/24/2006 (a)	13,800	13,841
4.026% due 03/07/2007 (a)	14,000	13,985
4.050% due 06/04/2008	80	78
Devon Energy Corp.
2.750% due 08/01/2006	10,400	10,230
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,405
7.625% due 09/01/2008	1,075	1,098
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	4,772
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,580
Georgia-Pacific Corp.
7.375% due 07/15/2008	4,000	4,210
HCA, Inc.
8.850% due 01/01/2007	1,200	1,254
5.250% due 11/06/2008	3,450	3,407
Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,301
ITT Corp.
6.750% due 11/15/2005	2,000	2,012
Kroger Co.
7.625% due 09/15/2006	2,250	2,306
7.800% due 08/15/2007	955	1,004
Pemex Project Funding Master Trust
9.625% due 12/02/2008	8,900	10,057
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,844
Time Warner, Inc.
8.110% due 08/15/2006	3,400	3,498
Tyco International Group S.A.
6.375% due 02/15/2006	15,600	15,706
5.800% due 08/01/2006	5,600	5,654
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,253
United Airlines, Inc.
4.090% due 03/02/2049 (a)(b)	798	799

		171,594

Utilities 1.2%

American Electric Power Co., Inc.
6.125% due 05/15/2006	17,631	17,805
Dominion Resources, Inc.
3.660% due 11/15/2006 (a)	6,705	6,636
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	33,921
France Telecom S.A.
7.200% due 03/01/2006	66,900	67,683
Oncor Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,611
Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,673
Progress Energy, Inc.
6.750% due 03/01/2006	14,410	14,540
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,661
Virginia Electric & Power Co.
5.750% due 03/31/2006	6,400	6,440

		164,970

Total Corporate Bonds & Notes (Cost $728,929)		706,586

U.S. GOVERNMENT AGENCIES 21.5%

Fannie Mae
0.950% due 03/25/2009 (a)(c)	1,426	18
3.373% due 11/01/2017 (a)	49	49
3.545% due 11/01/2018 (a)	5	5
3.625% due 07/01/2017 (a)	69	70
3.651% due 11/28/2035 (a)	11,294	11,290
3.725% due 01/01/2021 (a)	48	47
3.772% due 12/01/2017 (a)	37	37
3.799% due 09/22/2006 (a)	57,600	57,586
3.870% due 08/01/2017 (a)	11	11
3.872% due 07/01/2018 (a)	15	16
3.880% due 09/25/2035 (a)	74,039	74,089
3.920% due 06/01/2017 (a)	27	27
3.930% due 07/25/2017 (a)	844	856
3.937% due 07/01/2042 (a)	42,964	43,251
3.987% due 09/01/2041 (a)	44,623	45,223
4.000% due 05/01/2011	327	321
4.041% due 06/25/2032 (a)	170	170
4.087% due 07/01/2017 (a)	99	100
4.119% due 11/01/2017 (a)	115	116
4.137% due 10/01/2030-11/01/2039 (a)(d)	3,382	3,424
4.180% due 03/25/2044 (a)	1,897	1,899
4.250% due 05/25/2033	15,203	14,800
4.252% due 04/01/2034 (a)	7,392	7,338
4.256% due 04/25/2022 (a)	32	32
4.274% due 11/01/2027 (a)	235	240
4.398% due 01/01/2024 (a)	18	18
4.500% due 06/01/2011-05/01/2020 (d)	45,400	44,517
4.501% due 02/01/2028 (a)	17	17
4.554% due 01/01/2028 (a)	127	128
4.584% due 09/01/2035 (a)	21,942	21,857
4.682% due 07/01/2035 (a)	18,028	17,948
4.683% due 05/01/2035 (a)	17,323	17,183
4.711% due 04/01/2024 (a)	386	396
4.733% due 03/01/2035 (a)	4,000	4,097
4.749% due 04/01/2018 (a)	1,752	1,773
4.767% due 01/01/2035 (a)	28,529	28,412
4.799% due 01/01/2024 (a)	348	358
4.962% due 06/01/2022 (a)	14	14
4.997% due 12/01/2023 (a)	59	59
5.000% due 12/01/2013-10/13/2035 (d)	1,580,512	1,577,026
5.009% due 10/01/2024 (a)	556	572
5.284% due 07/01/2023 (a)	99	102
5.407% due 02/01/2028 (a)	740	761
5.482% due 09/01/2032 (a)	4,264	4,264
5.500% due 10/01/2008-06/01/2035 (d)	410,981	412,396
6.000% due 03/01/2009-05/01/2033 (d)	102,936	105,931
6.228% due 08/01/2029 (a)	1,684	1,718
6.500% due 06/01/2008-12/25/2042 (d)	36,871	38,717
6.500% due 03/25/2009-03/25/2023 (c)(d)	403	26
7.000% due 01/01/2008-01/01/2032 (d)	14,884	15,367
7.500% due 02/01/2013	12	13
8.000% due 12/25/2021-11/01/2031 (d)	6,608	7,063
8.500% due 02/01/2017-04/01/2025 (d)	347	375
8.800% due 01/25/2019	160	171
9.000% due 03/25/2021-01/01/2025 (d)	635	686
9.250% due 10/25/2018	10	11
9.500% due 03/25/2020-11/01/2025 (d)	1,507	1,655
10.000% due 10/01/2009-01/01/2025 (d)	137	148
10.500% due 07/01/2014-12/01/2024 (d)	11	13
11.000% due 11/01/2020	9	10
11.250% due 10/01/2015	11	12
11.500% due 11/01/2019-02/01/2020 (d)	11	12
11.750% due 02/01/2016	12	14
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	4	5
15.500% due 10/01/2012-12/01/2012 (d)	1	1
15.750% due 12/01/2011	7	8
16.000% due 09/01/2012-12/01/2012 (d)	3	3
256.000% due 11/01/2008 (c)	1	3

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  25

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
2.250% due 05/15/2006	$90	$89
4.200% due 02/05/2007 (a)	11,100	10,272
Federal Housing Administration
7.430% due 09/01/2019-11/01/2025 (d)	11,097	11,195
Freddie Mac
3.960% due 08/25/2031 (a)	11,042	11,098
3.970% due 09/25/2031 (a)	20,016	20,033
4.000% due 09/15/2015	300	294
4.000% due 01/11/2017 (a)	9	10
4.000% due 01/15/2024 (c)	5,642	646
4.218% due 11/15/2030 (a)	22	22
4.228% due 10/01/2023 (a)	272	280
4.232% due 11/01/2022 (a)	436	446
4.234% due 08/15/2032 (a)	1,405	1,397
4.240% due 11/01/2023 (a)	87	89
4.302% due 02/01/2020 (a)	553	556
4.365% due 01/01/2024 (a)	499	513
4.375% due 03/01/2017 (a)	65	66
4.500% due 06/01/2018	63	61
4.762% due 10/15/2020 (a)	108	108
4.813% due 03/15/2021 (a)	80	80
4.844% due 08/01/2035 (a)	37,438	37,324
4.846% due 06/01/2024 (a)	148	151
4.857% due 03/01/2024 (a)	19	20
4.875% due 02/01/2023 (a)	11	11
5.000% due 04/15/2016	24,156	24,161
5.026% due 10/01/2027 (a)	80	82
5.102% due 01/01/2024 (a)	199	206
5.218% due 09/01/2023 (a)	51	52
5.372% due 12/01/2022 (a)	108	110
5.500% due 12/01/2017-07/15/2034 (d)	14,394	14,557
5.532% due 07/01/2018 (a)	89	91
6.000% due 06/01/2006-01/01/2033 (d)	27,184	27,941
6.500% due 08/15/2011-07/25/2043 (d)	106,144	109,629
7.000% due 01/01/2030-04/01/2032 (d)	139	145
7.500% due 09/01/2006-07/15/2030 (d)	1,277	1,315
8.000% due 07/01/2006-12/01/2024 (d)	607	641
8.250% due 10/01/2007-01/01/2009 (d)	6	5
8.500% due 01/01/2007-11/01/2025 (d)	1,420	1,547
9.000% due 12/15/2020-08/01/2022 (d)	705	738
9.500% due 03/01/2010-09/01/2021 (d)	184	189
9.750% due 11/01/2008	72	75
10.000% due 03/01/2016-05/15/2020 (d)	89	93
10.500% due 10/01/2010-02/01/2016 (d)	5	5
10.750% due 09/01/2009-08/01/2011 (d)	27	29
11.500% due 10/01/2015-01/01/2016 (d)	9	10
11.750% due 08/01/2015	1	2
14.000% due 09/01/2012-04/01/2016 (d)	2	3
14.500% due 12/01/2010	1	1
15.000% due 08/01/2011-12/01/2011 (d)	1	1
Government National Mortgage Association
3.500% due 07/20/2030 (a)	59	59
3.750% due 08/20/2022-07/20/2027 (a)(d)	7,788	7,890
4.000% due 01/20/2032-02/20/2032 (a)(d)	16,897	16,996
4.125% due 10/20/2023-12/20/2027 (a)(d)	5,953	6,051
4.322% due 12/16/2025 (a)	321	324
4.375% due 04/20/2016-05/20/2030 (a)(d)	13,544	13,684
4.500% due 01/20/2031-03/20/2031 (a)(d)	552	562
4.625% due 03/20/2019 (a)	50	50
6.000% due 01/15/2029-10/15/2032 (d)	470	481
6.500% due 09/15/2032-05/15/2034 (d)	106	111
7.000% due 03/15/2011-10/15/2011 (d)	33	35
7.500% due 02/15/2007-09/15/2031 (d)	461	494
8.000% due 11/15/2006-06/20/2031 (d)	4,178	4,479
8.500% due 12/15/2021-08/15/2030 (d)	165	181
9.000% due 03/15/2017-11/15/2030 (d)	623	689
9.500% due 10/15/2016-06/15/2025 (d)	32	35
9.750% due 08/15/2017	24	26
10.000% due 10/15/2013-11/15/2020 (d)	10	12
10.500% due 11/15/2019-02/15/2021 (d)	3	3
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	8	9
11.750% due 08/15/2013-08/15/2015 (d)	25	28
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	5
13.500% due 05/15/2011-11/15/2012 (d)	9	10
16.000% due 02/15/2012	9	10
Small Business Administration
7.640% due 03/10/2010	498	537

Total U.S. Government Agencies (Cost $2,912,395)		2,894,035

MORTGAGE-BACKED SECURITIES 10.3%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	96,272	94,671
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	355,328	350,659
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	16,577	16,971
5.522% due 10/20/2032 (a)	2,778	2,785
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	330	330
5.277% due 10/25/2032 (a)	940	939
6.083% due 10/25/2032 (a)	162	164
5.349% due 02/25/2033 (a)	6,107	6,121
5.633% due 02/25/2033 (a)	2,958	2,969
5.071% due 04/25/2033 (a)	16,197	15,913
5.446% due 04/25/2033 (a)	31,533	31,724
4.833% due 01/25/2034 (a)	28,752	28,563
4.750% due 11/25/2035 (a)	136,100	135,396
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	61,751	62,077
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	10	10
5.750% due 02/25/2033	1,914	1,921
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (a)	7,000	7,010
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	19,658	19,746
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (a)	13,484	13,484
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031	166	166
3.973% due 03/25/2032 (a)	16,199	16,224
4.160% due 03/25/2032 (a)	8,385	8,328
6.247% due 06/25/2032 (a)	1,328	1,331
5.643% due 10/25/2032 (a)	2,023	2,022
4.380% due 08/25/2033 (a)	485	488
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	130	142
5.751% due 05/25/2024 (a)	84	84
7.300% due 06/10/2032	195	211
Drexel Burnham Lambert CMO Trust
4.313% due 05/01/2016 (a)	6	6
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034 (a)	36,126	35,907
GSR Mortgage Loan Trust
6.000% due 03/25/2032	3,504	3,509
4.541% due 09/25/2035 (a)	136,600	135,097
4.548% due 09/25/2035 (a)	20,500	20,350
Imperial Savings Association
12.511% due 02/25/2018 (a)	74	74
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	24	26
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	20,504	20,432
MASTR Asset Securitization Trust
5.500% due 09/25/2033	31,383	31,128
Mellon Residential Funding Corp.
4.134% due 07/25/2029 (a)	1,983	1,997
4.008% due 06/15/2030 (a)	40,015	39,960
Merrill Lynch Mortgage Investors, Inc.
4.500% due 02/25/2035 (a)	43,047	42,377
Nationslink Funding Corp.
4.285% due 11/10/2030 (a)	648	650
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	3,067	3,074
4.230% due 02/25/2034 (a)	12,892	12,917
Prudential Home Mortgage Securities
7.500% due 09/25/2007	55	55
Prudential-Bache Trust
8.400% due 03/20/2021	478	477
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)	321	311
Ryland Acceptance Corp.
11.500% due 12/25/2016	3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	43	44
Sears Mortgage Securities
12.000% due 02/25/2014	15	15
Sequoia Mortgage Trust
4.096% due 08/20/2032 (a)	15,233	15,242
SLH Mortgage Trust
9.600% due 03/25/2021	176	175
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)	1,209	1,243
4.119% due 09/19/2032 (a)	28,625	28,657
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,183	1,201
6.150% due 07/25/2032 (a)	1,219	1,218
4.120% due 01/25/2033 (a)	754	757
4.000% due 12/25/2034 (a)	5,143	5,146
3.930% due 08/25/2035 (a)	39,843	39,867
Torrens Trust
4.028% due 07/15/2031 (a)	1,430	1,430
Vendee Mortgage Trust
6.500% due 05/15/2029	42,359	43,774
Washington Mutual Mortgage Securities Corp.
5.448% due 07/25/2032 (a)	882	881

26  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
4.816% due 10/25/2032 (a)		$155	$155
5.073% due 02/25/2033 (a)		3,088	3,132
5.375% due 02/25/2033 (a)		701	700
4.007% due 02/27/2034 (a)		18,450	18,260
4.170% due 11/25/2035 (a)		17,200	17,203
4.265% due 06/25/2042 (a)		25,154	25,400
4.137% due 08/25/2042 (a)		18,332	18,336

Total Mortgage-Backed Securities (Cost $1,403,298)			1,391,635

ASSET-BACKED SECURITIES 8.9%

AAA Trust
3.930% due 11/26/2035 (a)		45,444	45,450
Accredited Mortgage Loan Trust
3.741% due 07/25/2035 (a)		7,555	7,558
ACE Securities Corp.
3.948% due 10/25/2035 (a)		132,238	132,300
Aegis Asset-Backed Securities Trust
3.950% due 03/25/2035 (a)		10,849	10,858
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)		744	737
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		34,700	34,738
Asset-Backed Securities Corp. Home Equity Loan Trust
4.028% due 06/15/2031 (a)		7	7
3.990% due 09/25/2034 (a)		1,873	1,874
3.930% due 07/25/2035 (a)		19,831	19,844
Bear Stearns Asset-Backed Securities, Inc.
4.030% due 09/25/2034 (a)		18,115	18,138
4.280% due 03/25/2043 (a)		15,211	15,242
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)		21,786	21,800
3.910% due 06/25/2035 (a)		12,399	12,406
Chase Funding Mortgage Loan Asset-Backed Certificates
3.961% due 11/25/2031 (a)		7,305	7,320
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)		4,657	4,667
Citibank Credit Card Issuance Trust
3.867% due 02/07/2008 (a)		6,500	6,501
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)		14,592	14,603
3.850% due 09/25/2035 (a)		46,700	46,700
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)		385	385
Community Program Loan Trust
4.500% due 10/01/2018		7,248	7,181
Countrywide Asset-Backed Certificates
4.140% due 03/25/2034 (a)		11,375	11,382
3.761% due 03/25/2035 (a)		17,500	17,508
3.920% due 08/25/2035 (a)		12,125	12,134
3.910% due 10/25/2035 (a)		106,850	106,920
3.938% due 01/25/2036 (a)		38,084	38,078
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)		768	769
EQCC Home Equity Loan Trust
4.088% due 10/15/2027 (a)		31	31
Equity One ABS, Inc.
4.110% due 11/25/2032 (a)		11,217	11,243
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)		14,731	14,743
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)		46,779	46,811
First NLC Trust
3.940% due 09/25/2035 (a)		26,342	26,358
First USA Credit Card Master Trust
3.868% due 01/12/2009 (a)		12,895	12,915
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)		3,901	3,905
3.940% due 06/25/2035 (a)		6,933	6,935
GRMT II LLC
3.510% due 06/20/2032 (a)		8	8
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)		20,473	20,547
Honda Auto Receivables Owner Trust
4.490% due 09/17/2007		10,140	10,149
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		2,674	2,679
4.146% due 02/21/2033 (a)		22,219	22,277
Impac CMB Trust
4.080% due 04/25/2034 (a)		24,433	24,408
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)		5,953	5,958
Irwin Home Equity Loan Trust
4.205% due 06/25/2021 (a)		16	16
IXIS Real Estate Capital Trust
3.910% due 09/25/2035 (a)		32,079	32,089
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)		47,013	47,041
Mastr Asset-Backed Securities Trust
3.831% due 09/25/2034 (a)		8,462	8,468
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)		1,136	1,137
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		73	74
Nelnet Student Loan Trust
3.680% due 01/25/2016 (a)		5,734	5,739
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)		64,523	64,562
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (a)		12	12
Option One Mortgage Loan Trust
3.930% due 08/25/2035 (a)		60,820	60,861
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)		40,669	40,697
3.950% due 01/25/2036 (a)		1,989	1,991
Quest Trust
4.130% due 10/25/2035 (a)		23,555	23,555
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)		1,634	1,641
Residential Asset Mortgage Products, Inc.
3.960% due 06/25/2027 (a)		8,652	8,661
Residential Asset Securities Corp.
3.871% due 06/25/2031 (a)		12	12
SLM Student Loan Trust
3.630% due 04/26/2010 (a)		19,586	19,592
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)		12,902	12,908
3.951% due 11/25/2035 (a)		67,480	67,491
Terwin Mortgage Trust
3.620% due 09/25/2034 (a)		354	354
WMC Mortgage Loan
4.108% due 05/15/2030 (a)		620	620

Total Asset-Backed Securities (Cost $1,200,575)			1,201,588

SOVEREIGN ISSUES 1.1%

Republic of Brazil
4.250% due 04/15/2006 (a)		14,464	14,491
4.313% due 04/15/2009 (a)		31,202	31,046
4.313% due 04/15/2012 (a)		8,071	7,960
8.000% due 01/15/2018		32,600	34,605
Republic of Panama
8.250% due 04/22/2008		5,100	5,527
9.375% due 07/23/2012		480	583
Republic of Peru
9.125% due 02/21/2012		1,150	1,386
Russian Federation
10.000% due 06/26/2007		19,800	21,596
8.250% due 03/31/2010		24,800	26,920
United Mexican States
4.625% due 10/08/2008		380	379
6.375% due 01/16/2013		140	149

Total Sovereign Issues (Cost $141,502)			144,642

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.2%

Republic of France
5.000% due 01/12/2006	EC	10,000	12,106
Republic of Germany
2.750% due 12/16/2005		10,000	12,033

Total Foreign Currency-Denominated Issues (Cost $24,201)			24,139

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		15,120	94

Total Purchased Put Options (Cost $144)			94

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,123

Total Preferred Security (Cost $101,505)			103,123

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		206,300	11,359
Home Ownership Funding
13.331% due 12/31/2049 (a)		8,625	2,613

Total Preferred Stock (Cost $16,314)			13,972

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 54.4%

Certificates of Deposit 3.3%

BNP Paribas Finance
3.675% due 11/07/2005		$55,000	55,000
Citibank New York N.A.
3.590% due 10/25/2005		44,700	44,700
3.770% due 11/22/2005		58,000	58,000
3.815% due 11/30/2005		38,000	38,000
Dexia Bank New York N.A.
3.510% due 10/12/2005		33,000	33,000
3.600% due 10/25/2005		37,000	37,000
Unicredito Italiano SpA NY
3.582% due 10/24/2005		29,500	29,500
3.615% due 10/28/2005		70,000	70,000
3.757% due 11/18/2005		82,000	82,000

			447,200

Commercial Paper 40.4%

ABN AMRO North America
3.440% due 10/11/2005		58,700	58,655
3.570% due 10/28/2005		35,000	34,913
Anz Delaware, Inc.
3.450% due 10/06/2005		95,700	95,672
3.560% due 10/27/2005		150,000	149,644
Anz National International Ltd.
3.510% due 10/14/2005		5,400	5,394
3.680% due 11/14/2005		38,200	38,036
Bank of America Corp.
3.730% due 11/21/2005		200,000	198,985
3.760% due 11/29/2005		59,600	59,245
3.730% due 12/07/2005		75,800	75,246

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  27

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Bank of Ireland
3.470% due 10/11/2005		$25,700	$25,680
3.360% due 10/18/2005		150,000	149,790
3.520% due 10/19/2005		80,000	79,875
3.520% due 10/20/2005		80,000	79,867
Barclays U.S. Funding Corp.
3.710% due 11/16/2005		100	100
3.770% due 11/16/2005		4,000	3,982
BNP Paribas Finance
3.465% due 10/11/2005		25,000	24,981
3.365% due 10/17/2005		30,000	29,961
3.520% due 10/19/2005		50,000	49,922
3.590% due 11/21/2005		75,000	74,634
3.770% due 12/19/2005		10,600	10,508
Caisse d’Amortissement de la Dette Sociale
3.620% due 11/01/2005		100,000	99,708
3.620% due 11/04/2005		50,000	49,839
Carolina Power & Light Co.
3.670% due 10/11/2005		5,700	5,695
CBA (de) Finance
3.660% due 10/12/2005		700	699
3.720% due 11/21/2005		36,900	36,713
3.860% due 12/20/2005		700	694
Cox Communications, Inc.
4.068% due 01/17/2006		18,050	18,045
Danske Corp.
3.455% due 10/07/2005		84,700	84,667
3.460% due 10/07/2005		81,000	80,969
3.510% due 10/19/2005		89,400	89,261
3.690% due 11/14/2005		79,400	79,058
3.700% due 11/16/2005		5,500	5,475
3.710% due 11/16/2005		11,675	11,622
3.780% due 12/23/2005		7,700	7,630
3.900% due 12/27/2005		300	297
Dexia Delaware LLC
3.500% due 10/14/2005		26,600	26,572
3.650% due 10/25/2005		200	200
3.670% due 11/14/2005		100,000	99,572
3.730% due 11/23/2005		89,000	88,530
3.740% due 11/28/2005		50,000	49,709
3.760% due 12/16/2005		50,000	49,583
DnB NORBank ASA
3.455% due 10/06/2005		20,100	20,094
3.800% due 11/14/2005		700	697
3.820% due 11/17/2005		300	299
Fannie Mae
3.189% due 10/05/2005		147,000	146,972
3.371% due 10/05/2005		2,000	2,000
3.373% due 10/05/2005		19,000	18,996
3.413% due 10/12/2005		160,988	160,850
3.415% due 10/12/2005		15,800	15,786
3.425% due 10/12/2005		19,500	19,483
3.344% due 10/19/2005		40,778	40,714
3.479% due 10/26/2005		37,500	37,416
3.482% due 10/26/2005		100,400	100,173
3.630% due 11/10/2005		4,848	4,829
3.645% due 11/23/2005		16,247	16,163
3.994% due 03/29/2006		300	294
Federal Home Loan Bank
3.380% due 10/11/2005		25,100	25,081
3.465% due 10/21/2005		31,300	31,246
3.595% due 11/09/2005		24,900	24,808
3.595% due 11/14/2005		4,350	4,332
3.680% due 11/25/2005		145,300	144,513
ForeningsSparbanken AB
3.910% due 12/22/2005		10,500	10,405
Freddie Mac
3.358% due 10/11/2005		287	287
3.636% due 12/12/2005		433	430
3.965% due 03/28/2006		40,000	39,197
HBOS Treasury Services PLC
3.465% due 10/11/2005		92,200	92,129
3.470% due 10/12/2005		52,200	52,155
3.550% due 10/25/2005		84,000	83,818
3.565% due 10/26/2005		50,000	49,886
3.585% due 10/27/2005		80,000	79,809
3.755% due 11/28/2005		41,100	40,860
3.750% due 12/01/2005		500	497
ING U.S. Funding LLC
3.750% due 11/28/2005		1,000	994
Nordea North America, Inc.
3.525% due 10/20/2005		22,000	21,963
3.570% due 10/27/2005		20,000	19,952
3.575% due 10/28/2005		13,600	13,566
3.615% due 11/03/2005		150,000	149,533
3.715% due 11/21/2005		100,000	99,494
3.610% due 11/22/2005		39,800	39,600
Rabobank USA Financial Corp.
3.630% due 11/08/2005		75,000	74,728
3.580% due 11/21/2005		83,000	82,596
San Paolo U.S. Holding Company, Inc.
3.710% due 11/22/2005		100,000	99,485
3.855% due 12/23/2005		100,000	99,087
Skandinaviska Enskilda Banken AB
3.520% due 10/19/2005		57,000	56,911
3.910% due 12/08/2005		600	596
3.850% due 12/22/2005		1,500	1,486
Societe Generale N.A.
3.690% due 11/15/2005		7,300	7,268
3.790% due 12/23/2005		200,000	198,174
Spintab AB
3.470% due 10/11/2005		50,000	49,961
3.520% due 10/20/2005		92,300	92,147
3.775% due 12/12/2005		1,100	1,091
Statens Bostadsfin Bank
3.525% due 11/08/2005		78,800	78,522
Svenska Handelsbanken, Inc.
3.480% due 10/13/2005		100,000	99,903
3.635% due 11/08/2005		68,000	67,753
Swedbank, Inc.
3.730% due 10/17/2005		13,285	13,266
3.740% due 10/25/2005		1,000	998
UBS Finance Delaware LLC
3.860% due 10/03/2005		192,600	192,600
3.740% due 10/24/2005		1,700	1,696
3.765% due 12/13/2005		61,600	61,108
Unicredit Delaware
3.540% due 10/24/2005		78,200	78,038
Westpac Capital Corp.
3.455% due 10/11/2005		70,000	69,946
3.490% due 10/12/2005		29,600	29,574
3.730% due 12/09/2005		6,600	6,550
Westpac Trust Securities NZ Ltd.
3.550% due 10/24/2005		100,000	99,793
3.750% due 11/28/2005		22,000	21,872
3.780% due 12/23/2005		100,000	99,087

			5,423,185

Repurchase Agreements 5.2%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $194,974. Repurchase proceeds are $190,051.)		190,000	190,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $12,739. Repurchase proceeds are $12,489.)		12,485	12,485
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2018-02/15/2020 valued at $509,408. Repurchase proceeds are $500,135.)		500,000	500,000

			702,485

French Treasury Bills 1.5%

1.472% due 10/13/2005-01/05/2006 (d)	EC	168,600	202,271

German Treasury Bills 2.4%

2.016% due 01/18/2006-02/15/2006 (d)		264,900	316,240

Spanish Treasury Bills 0.5%

2.031% due 12/23/2005		61,000	72,980

U.K. Treasury Bills 0.7%

1.175% due 11/30/2005-12/15/2005 (d)		82,400	98,654

U.S. Treasury Bills 0.4%

3.434% due 12/01/2005-12/15/2005 (d)(f)		$51,415	51,028

Total Short-Term Instruments (Cost $7,326,945)			7,314,043

Total Investments (e) 102.6% (Cost $13,855,808)			$13,793,857

Written Options (h) (0.0%) (Premiums $2,782)			(3,243)

Other Assets and Liabilities (Net) (2.6%)			(350,253)

Net Assets 100.0%			$13,440,361

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $652,540 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $48,797 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	23,922	$(29,406)
Eurodollar June Futures	Long	06/2006	20,182	(14,552)
Eurodollar September Futures	Long	09/2006	2,638	(2,418)
U. S. Treasury 5-Year Note Futures	Long	12/2005	3	(2)

				$(46,378)

28  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	181,700	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	23,900	(104)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	(2)

							$(106)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter &Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	E	C 14,400	$7
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006		$200	3
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006		9,300	102
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		5,000	(4)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007		20,000	771
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		8,900	388
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		8,000	355
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007		1,500	49
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		4,700	(9)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006		8,600	123
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006		2,000	29
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006		6,000	109
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		2,800	(4)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007		25,000	116
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		9,500	53
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	218
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,000	12
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		12,000	176
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007		3,200	34
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007		12,000	9
J.P. Morgan Chase & Co.	General Motors Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006		1,800	(4)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006		25,000	3
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006		10,000	147
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006		8,700	144
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007		50,000	222
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007		40,300	217
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006		3,200	39
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007		25,000	113
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		1,500	68
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008		2,000	58
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.110)%	10/20/2010		8,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		1,800	(3)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007		5,000	113
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,200	13
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008		5,000	189
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006		6,000	90
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006		10,900	181
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006		10,000	174
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006		3,000	44
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007		1,500	33
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		5,000	218
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007		5,000	114

							$4,700

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  29

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2005 (Unaudited)

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	1,785	$282	$83
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	207	27	16
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	2,940	429	92
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	414	89	71
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	845	222	515
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	2,512	672	1,138
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	427	85	67
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	427	79	93
Put - CME Eurodollar December Futures	95.250	12/18/2006	1,242	632	885

				$2,517	$2,960

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP 55,700	$265	$283

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(i)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3,555	10/2005	$232	$0	$232
Buy	CP	4,688,096	02/2006	194	0	194
Buy	EC	60,359	10/2005	0	(1,422)	(1,422)
Sell		571,915	10/2005	22,509	0	22,509
Buy		14,873	11/2005	27	0	27
Sell		110,500	11/2005	2,566	0	2,566
Buy	JY	11,893,468	10/2005	0	(1,986)	(1,986)
Buy	KW	6,649,500	01/2006	0	(139)	(139)
Buy		3,621,900	02/2006	0	(76)	(76)
Buy		4,012,000	03/2006	0	(69)	(69)
Buy	MP	33,525	02/2006	46	0	46
Buy		38,152	03/2006	25	0	25
Buy	PN	10,696	02/2006	0	(93)	(93)
Buy		11,883	03/2006	0	(60)	(60)
Buy	PZ	11,309	02/2006	36	0	36
Buy		11,547	03/2006	0	(35)	(35)
Buy	RP	233,359	03/2006	3	0	3
Buy	RR	87,616	01/2006	41	0	41
Buy		88,672	02/2006	13	0	13
Buy		103,948	03/2006	0	(14)	(14)
Buy	S$	5,190	01/2006	0	(79)	(79)
Buy		5,288	02/2006	0	(53)	(53)
Buy		5,806	03/2006	0	(28)	(28)
Buy	SV	215,454	03/2006	0	(118)	(118)
Buy	T$	103,010	02/2006	0	(105)	(105)
Buy		113,242	03/2006	0	(12)	(12)

				$25,692	$(4,289)	$21,403

30  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Real Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.3%

Banking & Finance 1.5%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	$5,500	$5,503
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,551
Ford Motor Credit Co.
6.875% due 02/01/2006	1,400	1,406
4.870% due 03/21/2007 (a)	13,500	13,324
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	15,000	15,000
4.677% due 05/18/2006 (a)	6,200	6,168
5.050% due 01/16/2007 (a)	18,400	18,090
5.100% due 07/16/2007 (a)	3,100	3,016
6.125% due 08/28/2007	870	857
Kamp Re 2005 Ltd.
9.157% due 12/14/2007 (a)(b)	5,000	2,470
Parametric Re Ltd.
5.540% due 11/19/2007 (a)	11,500	11,932
7.780% due 05/19/2008 (a)	1,500	1,553
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	57,550	59,100
7.554% due 07/03/2008 (a)	14,750	12,866
Pioneer 2002 Ltd.
11.370% due 06/15/2006 (a)	5,000	5,092
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,098
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)	17,600	17,180
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	4,900	4,846
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,810
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	34,200	34,341
4.904% due 01/01/2010 (a)	5,000	5,028

		234,231

Industrials 0.4%

Georgia-Pacific Corp.
7.375% due 07/15/2008	4,700	4,947
MCI, Inc.
7.688% due 05/01/2009	5,900	6,136
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,475
8.625% due 02/01/2022	6,900	8,453
9.500% due 09/15/2027	14,850	19,639
Weyerhaeuser Co.
6.125% due 03/15/2007	1,360	1,386

		65,036

Utilities 0.4%

British Telecom PLC
7.875% due 12/15/2005	10,750	10,824
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,386
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,807
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	32,440

		60,457

Total Corporate Bonds & Notes (Cost $356,373)		359,724

MUNICIPAL BONDS & NOTES 0.6%

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,630	3,694
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	27,771
6.625% due 06/01/2040	380	433
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,873
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,791
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,105	9,808
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,134
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,445	1,661
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	3,105	3,155
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,215
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,181
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	872
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,469
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,825
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,169
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	793
6.125% due 06/01/2032	740	786
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,162
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	425	472

Total Municipal Bonds & Notes (Cost $78,497)		87,264

U.S. GOVERNMENT AGENCIES 10.8%

Fannie Mae
4.666% due 04/01/2035 (a)	1,794	1,803
4.683% due 05/01/2035 (a)	2,402	2,389
5.000% due 10/13/2035	136,000	133,152
5.500% due 02/01/2033-10/13/2035 (d)	1,451,965	1,451,529
6.034% due 10/01/2031 (a)	919	951
6.375% due 10/23/2033 (a)	40,000	40,380
Federal Housing Administration
7.430% due 12/01/2020	105	106
Freddie Mac
3.970% due 09/25/2031 (a)	4,322	4,326
4.065% due 10/25/2044 (a)	22,014	22,089
6.500% due 01/25/2028	99	102
7.000% due 10/15/2030	532	541
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (d)	1,969	2,052
Housing Urban Development
5.530% due 08/01/2020	6,000	6,217

Total U.S. Government Agencies (Cost $1,676,305)		1,665,637

U.S. TREASURY OBLIGATIONS 103.7%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (g)	794,989	822,410
3.625% due 01/15/2008	968,589	1,025,570
3.875% due 01/15/2009	877,658	952,396
4.250% due 01/15/2010	1,010,378	1,130,479
0.875% due 04/15/2010	164,500	160,349
3.500% due 01/15/2011	897,529	988,790
3.375% due 01/15/2012	57,724	63,943
3.000% due 07/15/2012	1,796,486	1,955,504
1.875% due 07/15/2013	711,224	721,004
2.000% due 01/15/2014	1,183,010	1,208,010
2.000% due 07/15/2014	1,278,732	1,306,654
1.625% due 01/15/2015	610,825	603,762
1.875% due 07/15/2015	383,208	386,711
2.375% due 01/15/2025	1,191,842	1,275,458
3.625% due 04/15/2028	1,147,955	1,502,341
3.875% due 04/15/2029	1,030,264	1,410,658
3.375% due 04/15/2032	88,413	116,919
U.S. Treasury Bonds
8.875% due 08/15/2017	12,100	16,969
8.125% due 05/15/2021	14,000	19,482
6.250% due 08/15/2023	600	718
7.625% due 02/15/2025	100	138
6.625% due 02/15/2027	23,700	30,094
U.S. Treasury Notes
3.000% due 12/31/2006	1,300	1,282
2.250% due 02/15/2007	100	98
3.750% due 03/31/2007	36,200	35,979
3.875% due 09/15/2010	109,090	107,582
4.000% due 11/15/2012	6,000	5,904
4.250% due 11/15/2013	4,400	4,382
4.125% due 05/15/2015	60,300	59,280

Total U.S. Treasury Obligations (Cost $15,598,711)		15,912,866

MORTGAGE-BACKED SECURITIES 0.6%

Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	824	826
4.712% due 01/25/2034 (a)	6,374	6,319
4.833% due 01/25/2034 (a)	3,880	3,854
Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)	19,849	19,915
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	45,000	44,505

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  31

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Mellon Residential Funding Corp.
4.286% due 10/20/2029 (a)		$641	$643
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)		8,728	8,733
Washington Mutual Mortgage Securities Corp.
4.007% due 02/27/2034 (a)		4,953	4,902

Total Mortgage-Backed Securities (Cost $90,093)			89,697

ASSET-BACKED SECURITIES 0.8%

AAA Trust
3.930% due 11/26/2035 (a)		7,584	7,585
Bear Stearns Asset-Backed Securities, Inc.
4.280% due 03/25/2043 (a)		439	440
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		5,301	5,304
EQCC Home Equity Loan Trust
4.046% due 03/20/2030 (a)		23	23
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)		1,834	1,838
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)		9,623	9,629
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)		4,271	4,274
Quest Trust
4.010% due 03/25/2035 (a)		5,259	5,258
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		30,700	30,720
7.904% due 01/09/2006 (a)		36,300	36,360
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)		991	994
SACO I, Inc.
4.110% due 09/25/2033 (a)		4,048	4,049
3.910% due 07/25/2035 (a)		9,600	9,614
Wachovia Mortgage Loan Trust LLC
3.950% due 10/25/2035 (a)		100	100
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		986	987

Total Asset-Backed Securities (Cost $117,059)			117,175

SOVEREIGN ISSUES 1.2%

Republic of Brazil
4.250% due 04/15/2006 (a)		2,448	2,452
4.313% due 04/15/2009 (a)		2,871	2,856
11.000% due 01/11/2012		1,600	1,965
4.313% due 04/15/2012 (a)		412	406
7.875% due 03/07/2015		2,500	2,600
8.000% due 01/15/2018		45,019	47,788
11.000% due 08/17/2040		6,900	8,468
Russian Federation
10.000% due 06/26/2007		7,000	7,635
8.250% due 03/31/2010		23,800	25,835
5.000% due 03/31/2030 (a)		61,100	70,360
United Mexican States
6.375% due 01/16/2013		20,700	22,076
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		714	15

Total Sovereign Issues (Cost $176,683)			192,456

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 1.7%

Commonwealth of Canada
4.250% due 12/01/2021 (c)	C$	2,579	3,104
3.000% due 12/01/2036 (c)		16,332	18,505
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	15,300	14,171
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	10,841
Pylon Ltd.
3.636% due 12/29/2008 (a)		20,750	25,297
6.036% due 12/29/2008 (a)		40,700	50,522
Republic of France
1.600% due 07/25/2011 (c)		6,216	7,872
1.600% due 07/25/2015 (c)		3,059	3,888
2.250% due 07/25/2020 (c)		12,280	16,831
3.150% due 07/25/2032		6,537	11,058
5.750% due 10/25/2032		12,600	20,752
Republic of Germany
5.250% due 01/04/2011		42,500	57,265
6.250% due 01/04/2030		6,600	11,353
Republic of Italy
4.250% due 08/01/2014		1,700	2,208
2.150% due 09/15/2014 (c)		2,088	2,738

Total Foreign Currency-Denominated Issues (Cost $246,420)			256,405

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		186,600	10,275

Total Preferred Stock (Cost $9,330)			10,275

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 2.0%

Commercial Paper 0.4%

Cox Communications, Inc.
3.871% due 01/17/2006		$18,200	18,200
UBS Finance Delaware LLC
3.860% due 10/03/2005		46,800	46,800

			65,000

Repurchase Agreements 0.1%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $13,300. Repurchase proceeds are $13,004.)		13,000	13,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $6,576. Repurchase proceeds are $6,449.)		6,447	6,447

			19,447

French Treasury Bills 0.1%

2.029% due 11/17/2005	EC	5,000	5,994

U.K. Treasury Bills 1.1%

2.015% due 01/31/2006		144,000	171,918

U.S. Treasury Bills 0.3%

3.421% due 12/01/2005-12/15/2005 (d)(f)(g)		$52,260	51,864

Total Short-Term Instruments (Cost $317,745)			314,223

Total Investments (e) 123.8% (Cost $18,667,216)			$19,005,722

Written Options (i) (0.0%) (Premiums $1,250)			(1,767)

Other Assets and Liabilities (Net) (23.8%)			(3,655,423)

Net Assets 100.0%			$15,348,532

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $216,276 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $29,509 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

32  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Securities with an aggregate market value of $10,371 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Note Futures	Short	12/2005	335	$(39)
U. S. Treasury 5-Year Note Futures	Long	12/2005	3,240	(3,375)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	1,058	(3,446)

				$(6,860)

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$322
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	8
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	588
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	499
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	10,000	(91)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	27
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	21
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	36
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	155
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	(231)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	19,162
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	(265)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		4,000	(14)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	(2,185)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	138
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	1,511
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	167
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		2,700	(1)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	26
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	1,093
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	290
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		$197,800	6,362
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		78,000	(588)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		59,600	857
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		126,000	2,487
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		282,400	6,917
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		114,600	3,684
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		213,200	3,800
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		215,800	5,547
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007		27,050	204
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		2,800	44
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		25,000	0

							$50,570

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$35
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	20,000	43
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(3)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	(23)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	43
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	32
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	10
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	1
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(22)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	22
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	(79)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	57
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	7
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	33
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(23)

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  33

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$2,000	$89
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	5
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	46
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	13
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	28
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	11
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	45
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	73
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	84
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	1
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(118)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	25,000	(243)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	9,700	(85)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	29
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	4
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	153
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	12
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	62

						$404

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	1,138	$216	$36
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	1,469	812	1,262
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	119	15	7
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	1,019	207	462

				$1,250	$1,767

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	3.250%	08/15/2007	$127,800	$126,345	$126,417
U.S. Treasury Note	3.375	02/15/2008	147,500	146,120	144,884
U.S. Treasury Note	3.125	09/15/2008	177,200	173,418	172,506
U.S. Treasury Note	3.625	05/15/2013	21,600	21,091	21,033
U.S. Treasury Note	4.250	08/15/2013	141,000	143,121	141,423
U.S. Treasury Note	4.750	05/15/2014	310,200	324,025	325,722

				$934,120	$931,985

*	Market value includes $8,300 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	1,021	10/2005	$0	$(2)	$(2)
Sell		1,021	10/2005	2	0	2
Sell	C$	13,985	10/2005	0	(268)	(268)
Buy	EC	15,872	10/2005	0	(366)	(366)
Sell		336,979	10/2005	12,076	0	12,076
Buy		820	11/2005	2	0	2
Sell		1,345	11/2005	0	0	0
Buy	JY	16,679,387	10/2005	0	(4,144)	(4,144)
Buy	N$	15,529	10/2005	177	0	177
Sell		32,409	10/2005	0	(154)	(154)
Buy	PZ	4,834	03/2006	0	(15)	(15)
Buy	RR	40,600	03/2006	0	(5)	(5)
Buy	SV	43,453	03/2006	0	(24)	(24)

				$12,257	$(4,978)	$7,279

34  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Short-Term Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.7%

Banking & Finance 4.8%

Associates Corp. of North America
6.260% due 02/15/2006	$830	$836
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (m)	3,900	3,949
CIT Group, Inc.
4.063% due 11/23/2007 (a)	75	75
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,201
Ford Motor Credit Co.
6.875% due 02/01/2006	19,585	19,667
4.050% due 03/13/2007 (a)	708	663
4.870% due 03/21/2007 (a)	1,000	987
4.830% due 09/28/2007 (a)	2,000	1,950
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	70	70
6.500% due 12/05/2005	4,000	4,007
4.677% due 05/18/2006 (a)	25	25
6.125% due 09/15/2006	3,332	3,343
5.050% due 01/16/2007 (a)	7,422	7,297
4.670% due 03/20/2007 (a)	4,450	4,358
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	42,010	42,045
4.300% due 06/28/2010 (a)	5,260	5,279
GP Canada Finance Co.
7.200% due 12/15/2006	200	205
Household Finance Corp.
6.700% due 11/13/2005	10,500	10,529
HSBC Finance Corp.
3.800% due 05/10/2007 (a)	8,380	8,384
4.000% due 09/15/2008 (a)	7,950	7,957
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	6,900	6,901
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	22,000	22,000
NiSource Finance Corp.
7.625% due 11/15/2005	21,515	21,595
Premium Asset Trust
3.847% due 10/06/2005 (a)	500	500
Riggs Capital Trust
8.625% due 12/31/2026	1,500	1,626
8.625% due 12/31/2026	8,600	9,324
SLM Corp.
3.770% due 01/25/2007 (a)	870	871
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	2,500	2,500
USAA Capital Corp.
7.050% due 11/08/2006	445	456
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	3,000	3,012

		194,862

Industrials 5.9%

Airgas, Inc.
9.125% due 10/01/2011	900	972
AmeriGas Partners LP
10.000% due 04/15/2006	8,210	8,415
Ball Corp.
7.750% due 08/01/2006	4,408	4,507
Caesars Entertainment, Inc.
7.875% due 12/15/2005	6,434	6,490
8.500% due 11/15/2006	3,500	3,637
Columbia Energy Group
6.800% due 11/28/2005	7,009	7,035
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	1,795	1,807
DaimlerChrysler NA Holding Corp.
6.400% due 05/15/2006	5,135	5,191
4.430% due 05/24/2006 (a)	5,000	5,015
4.747% due 08/08/2006 (a)	400	403
4.314% due 09/10/2007 (a)	22,000	22,064
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,038
Donohue Forest Products
7.625% due 05/15/2007	5,250	5,460
Electronic Data Systems Corp.
6.334% due 08/17/2006	3,500	3,544
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,216
Fort James Corp.
6.875% due 09/15/2007	13,090	13,548
Georgia-Pacific Corp.
7.500% due 05/15/2006	4,930	5,010
7.375% due 07/15/2008	2,600	2,737
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	9,461	9,544
HCA, Inc.
7.125% due 06/01/2006	7,660	7,797
7.250% due 05/20/2008	650	676
5.250% due 11/06/2008	5,350	5,283
HJ Heinz Co.
6.189% due 12/01/2005 (a)	1,500	1,504
Host Marriott LP
9.250% due 10/01/2007	100	106
ITT Corp.
6.750% due 11/15/2005	9,300	9,358
JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	6,184
La Quinta Corp.
7.000% due 08/15/2007	2,000	2,038
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,012
MCI, Inc.
6.908% due 05/01/2007	462	467
7.688% due 05/01/2009	7,762	8,072
8.735% due 05/01/2014	396	443
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,200	2,250
6.750% due 08/01/2007	3,530	3,609
News America Holdings
7.430% due 10/01/2026	18,500	20,923
Safeway, Inc.
6.150% due 03/01/2006	11,896	11,944
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,385
6.875% due 02/15/2006	4,925	4,963
Time Warner, Inc.
8.110% due 08/15/2006	4,464	4,592
Tyco International Group S.A.
6.375% due 02/15/2006	11,544	11,622
United Airlines, Inc.
4.090% due 03/02/2049 (a)(b)	7,573	7,583
Yum! Brands, Inc.
8.500% due 04/15/2006	9,810	10,012

		235,456

Utilities 3.0%

British Telecom PLC
7.875% due 12/15/2005	18,430	18,556
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)	3,000	3,005
4.300% due 09/28/2007 (a)	11,000	11,003
Duke Energy Corp.
4.240% due 12/08/2005 (a)	1,200	1,200
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,414
GPU, Inc.
7.700% due 12/01/2005	5,680	5,709
NiSource, Inc.
3.628% due 11/01/2006	2,700	2,671
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,241
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,488
PSEG Energy Holdings LLC
7.750% due 04/16/2007	4,600	4,727
PSEG Power LLC
6.875% due 04/15/2006	9,859	9,978
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	3,800	3,801
Southern California Edison Co.
3.870% due 01/13/2006 (a)	2,500	2,502
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	1,300	1,313
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	7,500	7,504
Virginia Electric & Power Co.
5.750% due 03/31/2006	8,245	8,297
5.375% due 02/01/2007	385	388
Williams Cos., Inc.
6.375% due 10/01/2010	6,100	6,085

		118,882

Total Corporate Bonds & Notes (Cost $549,845)		549,200

U.S. GOVERNMENT AGENCIES 19.7%

Fannie Mae
2.500% due 06/28/2006 (a)	500	494
2.810% due 09/28/2006	4,000	3,938
3.386% due 10/03/2005 (a)	85,900	85,900
3.500% due 04/25/2017	3,694	3,667
3.636% due 07/01/2034 (a)	136	135
3.651% due 09/07/2006 (a)	105,200	105,178
3.697% due 10/21/2005 (a)	87,600	87,599
3.715% due 05/22/2006 (a)	20,900	20,895
3.793% due 06/01/2034 (a)	87	87
3.795% due 09/21/2006 (a)	15,000	14,995
3.799% due 09/22/2006 (a)	38,400	38,391
3.870% due 07/25/2035 (a)	3,918	3,920
3.920% due 02/01/2018 (a)	40	40
3.926% due 05/01/2021-04/01/2029 (a)(e)	495	498
3.980% due 08/25/2034 (a)	5,777	5,773
4.030% due 11/26/2032 (a)	2,981	2,981
4.055% due 11/01/2025 (a)	31	32
4.164% due 05/01/2036 (a)	24,687	24,971
4.280% due 10/25/2030 (a)	15	15
4.375% due 10/01/2023 (a)	39	41
4.388% due 05/01/2036 (a)	447	453
4.430% due 10/25/2017 (a)	627	634
4.775% due 07/01/2029 (a)	502	510
4.833% due 08/01/2029 (a)	4,146	4,292
5.470% due 08/01/2026 (a)	49	50
5.486% due 01/01/2032 (a)	1,916	1,930
5.500% due 09/01/2034-10/13/2035 (e)	20,900	20,897
5.540% due 12/01/2040 (a)	1,526	1,572
6.000% due 02/25/2008	19	19
6.375% due 10/23/2033 (a)	20,000	20,190
6.500% due 10/25/2023 (c)	96	9
6.500% due 05/01/2021-10/25/2042 (e)	2,169	2,189
7.000% due 03/01/2013	85	89
9.010% due 06/25/2032 (a)	1,488	1,570
Federal Home Loan Bank
3.615% due 10/03/2005 (a)	35,000	35,000
3.714% due 06/12/2006 (a)	135,400	135,377
3.730% due 06/13/2006 (a)	33,700	33,692
Federal Housing Administration
7.350% due 04/01/2019	488	489
7.430% due 09/01/2022	97	98
7.435% due 02/01/2019	315	318

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  35

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Freddie Mac
3.000% due 11/15/2017	$265	$264
3.510% due 10/07/2005 (a)	25,850	25,849
3.702% due 11/07/2005 (a)	5,000	4,999
4.000% due 09/22/2009	8,500	8,288
4.065% due 10/25/2044 (a)	19,933	20,002
4.137% due 07/25/2044 (a)	35,033	35,237
4.168% due 06/15/2031 (a)	808	811
4.750% due 08/01/2017 (a)	182	183
6.500% due 08/15/2008-07/25/2043 (e)	5,342	5,434
Government National Mortgage Association
3.500% due 08/20/2029-09/20/2029 (a)(e)	7,451	7,515
3.750% due 07/20/2022-09/20/2027 (a)(e)	1,149	1,165
4.000% due 02/20/2032 (a)	2,433	2,447
4.125% due 10/20/2017-10/20/2027 (a)(e)	1,908	1,943
4.250% due 03/20/2029-03/20/2030 (a)(e)	2,419	2,455
4.272% due 02/16/2030 (a)	114	115
4.375% due 05/20/2021-05/20/2030 (a)(e)	12,015	12,127
4.625% due 02/20/2019 (a)	43	43
6.000% due 01/15/2032-03/15/2032 (e)	3,036	3,111
7.500% due 02/20/2030	336	350
8.000% due 12/15/2030-03/15/2032 (e)	366	392
8.500% due 06/20/2027	323	350
Small Business Administration
7.540% due 08/10/2009	276	296

Total U.S. Government Agencies (Cost $793,065)		792,304

U.S. TREASURY OBLIGATIONS 3.6%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (h)	123	127
3.625% due 01/15/2008	44,164	46,762
3.875% due 01/15/2009	7,529	8,170
3.500% due 01/15/2011	449	495
U.S. Treasury Notes
2.250% due 04/30/2006	10,000	9,905
3.625% due 04/30/2007	1,000	992
3.375% due 12/15/2008	16,500	16,101
4.000% due 03/15/2010	6,300	6,246
3.875% due 09/15/2010	32,340	31,893
4.125% due 05/15/2015	24,100	23,692

Total U.S. Treasury Obligations (Cost $145,202)		144,383

MORTGAGE-BACKED SECURITIES 6.8%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	4,373	4,300
Banc of America Large Loan
3.968% due 11/15/2015 (a)	2,551	2,553
Bank of America Mortgage Securities, Inc.
6.578% due 07/25/2032 (a)	571	576
5.522% due 10/20/2032 (a)	2,784	2,791
6.500% due 09/25/2033	2,057	2,075
Bear Stearns Adjustable Rate Mortgage Trust
5.277% due 10/25/2032 (a)	249	249
4.110% due 02/25/2034 (a)	3,261	3,263
4.750% due 11/25/2035 (a)	42,500	42,280
Commercial Mortgage Pass-Through Certificates
3.948% due 03/15/2020 (a)	4,690	4,692
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 05/25/2034 (a)	453	452
4.170% due 06/25/2035 (a)	21,645	21,716
Countrywide Home Loans, Inc.
5.989% due 07/19/2031 (a)	22	22
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	244	244
4.220% due 05/25/2032 (a)	530	530
4.380% due 08/25/2033 (a)	9,118	9,168
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	1,538	1,537
4.118% due 11/15/2031 (a)	1,325	1,331
4.068% due 08/15/2032 (a)	19,926	19,937
Greenwich Capital Acceptance, Inc.
5.678% due 06/25/2024 (a)	44	44
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	13,200	13,055
GSRPM Mortgage Loan Trust
4.230% due 11/25/2031 (a)	8,034	8,049
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (a)	5,609	5,603
Indymac Adjustable Rate Mortgage Trust
4.997% due 01/25/2032 (a)	14	14
6.593% due 01/25/2032 (a)	28	28
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,990	1,974
MASTR Seasoned Securities Trust
6.200% due 09/25/2017 (a)	1,065	1,082
Mellon Residential Funding Corp.
4.286% due 10/20/2029 (a)	8,017	8,040
4.208% due 12/15/2030 (a)	6,154	6,163
Nomura Asset Securities Corp.
7.120% due 04/13/2039	25,697	26,022
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	507	515
SACO I, Inc.
4.020% due 07/25/2019 (a)	670	671
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (c)	232,611	1,783
Sequoia Mortgage Trust
4.176% due 10/20/2027 (a)	7,858	7,874
4.136% due 06/20/2032 (a)	371	372
4.146% due 07/20/2033 (a)	11,205	11,223
Structured Adjustable Rate Mortgage Loan Trust
3.950% due 01/25/2035 (a)	1,135	1,136
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	440	441
4.139% due 03/19/2034 (a)	5,485	5,491
Structured Asset Securities Corp.
6.097% due 02/25/2032 (a)	738	741
4.330% due 07/25/2032 (a)	390	390
6.150% due 07/25/2032 (a)	1,990	1,989
4.120% due 01/25/2033 (a)	1,478	1,483
4.000% due 12/25/2034 (a)	535	536
3.950% due 03/25/2035 (a)	3,389	3,392
Vendee Mortgage Trust
6.500% due 05/15/2025	14	14
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	12,669	12,667
4.150% due 12/25/2027 (a)	6,482	6,491
5.131% due 10/25/2032 (a)	2,310	2,312
5.375% due 02/25/2033 (a)	1,184	1,182
4.265% due 06/25/2042 (a)	7,882	7,959
4.137% due 08/25/2042 (a)	7,261	7,263
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)	12,068	11,853

Total Mortgage-Backed Securities (Cost $276,072)		275,568

ASSET-BACKED SECURITIES 6.6%

AAA Trust
3.930% due 11/26/2035 (a)	40,719	40,725
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	5,027	5,030
ACE Securities Corp.
3.960% due 03/25/2035 (a)	9,747	9,755
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)	139	139
4.240% due 03/25/2033 (a)	239	239
4.310% due 02/25/2034 (a)	664	664
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (a)	1,309	1,312
4.120% due 07/25/2032 (a)	13	13
4.180% due 08/25/2032 (a)	138	139
Argent Securities, Inc.
4.280% due 09/25/2033 (a)	834	838
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)	1,419	1,423
4.080% due 06/25/2035 (a)	2,836	2,840
4.280% due 03/25/2043 (a)	3,682	3,690
4.030% due 06/15/2043 (a)	97	97
Brazos Student Finance Corp.
4.238% due 06/01/2023 (a)	4,840	4,884
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)	2,603	2,605
3.910% due 06/25/2035 (a)	4,852	4,854
CDC Mortgage Capital Trust
4.180% due 10/25/2033 (a)	62	62
Centex Home Equity Co. LLC
4.090% due 04/25/2032 (a)	435	436
4.130% due 09/25/2033 (a)	321	322
3.920% due 06/25/2035 (a)	7,229	7,234
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)	616	617
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	124	124
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)	3,216	3,218
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	188	188
3.980% due 10/25/2023 (a)	123	123
3.980% due 01/25/2024 (a)	3,174	3,176
4.070% due 12/25/2031 (a)	125	126
4.200% due 05/25/2032 (a)	171	171
3.910% due 06/25/2035 (a)	15,856	15,866
3.950% due 06/25/2035 (a)	984	984
3.970% due 06/25/2035 (a)	130	130
3.980% due 06/25/2035 (a)	6,135	6,138
3.920% due 08/25/2035 (a)	2,687	2,689
3.910% due 10/25/2035 (a)	6,084	6,088
Delta Funding Home Equity Loan Trust
4.178% due 09/15/2029 (a)	86	86
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	121	121
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)	7,085	7,101
FBR Securitization Trust
3.950% due 09/25/2035 (a)	11,700	11,711
4.010% due 09/25/2035 (a)	6,800	6,806
Finance America Mortgage Loan Trust
4.000% due 06/25/2034 (a)	2,312	2,314
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	7,454	7,459
2.820% due 03/25/2034 (a)	3,769	3,775
First NLC Trust
3.940% due 09/25/2035 (a)	3,878	3,880
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	300	300
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	303	303
3.930% due 06/25/2035 (a)	1,045	1,046
GMAC Mortgage Corp. Loan Trust
4.079% due 06/18/2027 (a)	185	185
GSAMP Trust
4.150% due 07/25/2032 (a)	14	14
4.120% due 03/25/2034 (a)	219	219

36  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		$1,290	$1,291
Home Equity Asset Trust
4.290% due 05/25/2033 (a)		456	457
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)		8,215	8,221
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		502	503
Indymac Home Equity Loan Asset-Backed Trust
4.020% due 11/25/2034 (a)		1,059	1,059
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)		1,062	1,063
4.100% due 07/25/2032 (a)		1,108	1,110
Long Beach Mortgage Loan Trust
4.180% due 03/25/2032 (a)		117	119
4.150% due 06/25/2033 (a)		447	447
4.030% due 11/25/2034 (a)		6,214	6,223
3.940% due 06/25/2035 (a)		821	821
3.950% due 09/25/2035 (a)		5,891	5,895
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		1,524	1,531
3.920% due 12/25/2035 (a)		727	728
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.170% due 08/25/2033 (a)		3,193	3,198
3.980% due 11/25/2034 (a)		2,849	2,851
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		15	15
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)		10,998	11,000
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (a)		796	796
Option One Mortgage Loan Trust
4.100% due 06/25/2032 (a)		99	99
4.100% due 08/25/2032 (a)		840	841
Quest Trust
4.390% due 06/25/2034 (a)		4,709	4,720
Renaissance Home Equity Loan Trust
4.270% due 08/25/2033 (a)		2,377	2,386
4.330% due 12/25/2033 (a)		360	362
3.990% due 11/25/2035 (a)		6,900	6,908
Residential Asset Mortgage Products, Inc.
3.970% due 09/25/2025 (a)		379	379
3.970% due 05/25/2026 (a)		1,542	1,543
4.110% due 06/25/2032 (a)		39	39
4.170% due 11/25/2033 (a)		7,240	7,244
4.160% due 12/25/2033 (a)		4,720	4,734
Residential Asset Securities Corp.
3.940% due 09/25/2022 (a)		2,719	2,720
4.130% due 01/25/2034 (a)		1,388	1,392
Salomon Brothers Mortgage Securities VII, Inc.
4.130% due 03/25/2032 (a)		410	411
Saxon Asset Securities Trust
4.230% due 12/25/2032 (a)		90	90
4.130% due 06/25/2033 (a)		113	113
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)		3,900	3,904
6.450% due 11/17/2009		682	683
SLM Student Loan Trust
3.630% due 07/27/2009 (a)		290	290
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (a)		624	624
Structured Asset Investment Loan Trust
4.030% due 02/25/2034 (a)		5,416	5,421
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		284	285
WFS Financial Owner Trust
1.510% due 07/20/2007		563	563

Total Asset-Backed Securities (Cost $265,080)			265,338

SOVEREIGN ISSUES 2.0%

Republic of Brazil
4.250% due 04/15/2006 (a)		17,350	17,382
10.000% due 01/16/2007		2,520	2,693
11.250% due 07/26/2007		2,600	2,885
11.500% due 03/12/2008		3,100	3,540
4.313% due 04/15/2009 (a)		20,181	20,080
5.154% due 04/15/2009 (a)		6,209	6,194
9.760% due 06/29/2009 (a)		7,500	8,803
4.313% due 04/15/2012 (a)		12,331	12,162
8.000% due 01/15/2018		464	493
Russian Federation
10.000% due 06/26/2007		4,190	4,570

Total Sovereign Issues (Cost $76,306)			78,802

SHORT-TERM INSTRUMENTS (l) 50.1%

Certificates of Deposit 2.0%

Citibank New York N.A.
3.720% due 11/10/2005		80,000	80,000

Commercial Paper 36.1%

Anz National International Ltd.
3.640% due 11/08/2005		94,000	93,658
ASB Bank Ltd.
3.830% due 01/17/2006		50,000	49,402
Bank of Ireland
3.765% due 12/14/2005		100,000	99,190
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006		11,800	11,589
Carolina Power & Light Co.
3.670% due 10/11/2005		2,000	1,998
3.720% due 10/11/2005		1,500	1,499
CBA (de) Finance
3.640% due 11/07/2005		3,000	2,989
Cox Communications, Inc.
3.688% due 01/17/2006		11,547	11,547
Dexia Delaware LLC
3.690% due 11/15/2005		100,000	99,559
Fannie Mae
3.260% due 11/02/2005		50,000	49,864
3.835% due 02/10/2006		100,000	98,529
3.850% due 02/22/2006		90,000	88,551
Florida Power Corp.
3.710% due 11/01/2005		5,900	5,882
Freddie Mac
3.160% due 10/18/2005		65,000	64,913
3.240% due 11/01/2005		200,000	199,478
HBOS Treasury Services PLC
3.635% due 11/07/2005		100,000	99,647
Nordea North America, Inc.
3.730% due 11/23/2005		100,000	99,472
Public Service Electric & Gas Co.
3.690% due 11/30/2005		2,500	2,485
Rabobank USA Financial Corp.
3.880% due 10/03/2005		112,800	112,800
San Paolo U.S. Holding Company, Inc.
3.860% due 12/23/2005		75,000	74,315
Societe Generale N.A.
3.790% due 12/23/2005		100,000	99,087
Svenska Handelsbanken, Inc.
3.635% due 11/08/2005		31,400	31,286
UBS Finance Delaware LLC
3.860% due 10/03/2005		42,900	42,900
3.765% due 12/13/2005		10,400	10,317

			1,450,957

Repurchase Agreements 10.4%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $12,277. Repurchase proceeds are $12,003.)		12,000	12,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $5,742. Repurchase proceeds are $5,627.)		5,625	5,625
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2018-11/15/2024 valued at $407,216. Repurchase proceeds are $400,108.)		400,000	400,000

			417,625

German Treasury Bills 1.5%

1.996% due 10/19/2005	EC	51,700	62,081

U.S. Treasury Bills 0.1%

3.396% due 12/01/2005-12/15/2005(e)(g)(h)		$4,755	4,717

Total Short-Term Instruments (Cost $2,016,017)			2,015,380

Total Investments (f) 102.5% (Cost $4,121,587)			$4,120,975

Written Options (j) (0.1%) (Premiums $169)			(2,375)

Other Assets and Liabilities (Net) (2.4%)			(99,487)

Net Assets 100.0%			$4,019,113

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $98,859 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  37

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2005 (Unaudited)

(h)	Securities with an aggregate market value of $4,248 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	968	$(156)
Eurodollar June Futures	Long	06/2006	117	(170)
Eurodollar September Futures	Long	09/2006	1,804	(1,251)
Eurodollar December Futures	Long	12/2006	17	(30)
U. S. Treasury 5-Year Note Futures	Long	12/2005	620	(662)

				$(2,269)

(i)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	$5,800	$36
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(786)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	2,100	37
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	61,500	(464)

						$(1,177)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors AcceptanceCorp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(6)
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	21
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	102
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	16
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	16
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	11
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	5
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	64
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(17)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	15
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	21
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	20
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	9
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	32
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(12)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	5
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	26
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	83
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	15
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	15
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	29
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	4
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	52
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	44
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	9
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(1)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	23

						$719

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

38  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put-CME Eurodollar December Futures	$95.750	12/19/2005	378	$169	$163

Name of Issuer	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call-OTC News America Holdings 7.430% due 10/01/2026	$100.000	10/01/2006	$18,500	$0	$2,212

(k)	Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	5.500%	05/15/2009	6,625	$6,983	$7,073
U.S. Treasury Note	4.250	08/15/2013	106,770	108,376	106,436

				$115,359	$113,509

*	Market value includes $151 of interest payable on short sale.

(l)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	179,239	10/2005	$7,055	$0	$7,055
Buy		81,638	11/2005	196	0	196
Buy	JY	5,467,942	10/2005	0	(1,480)	(1,480)

				$7,251	$(1,480)	$5,771

(m)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,978	$3,949	0.10%

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  39

Schedule of Investments

StocksPLUS® Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.1%

Banking & Finance 6.3%

American General Finance Corp.
4.000% due 03/23/2007 (a)	$900	$900
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	2,900	2,901
Citigroup Global Markets Holdings, Inc.
3.816% due 03/07/2008 (a)	7,100	7,101
Eli Lilly Services, Inc.
3.907% due 09/12/2008 (a)	9,800	9,804
Ford Motor Credit Co.
6.875% due 02/01/2006	2,500	2,510
6.500% due 01/25/2007	1,600	1,602
4.870% due 03/21/2007 (a)	7,800	7,699
7.200% due 06/15/2007	900	906
4.830% due 09/28/2007 (a)	2,600	2,535
4.950% due 01/15/2008	600	571
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	12,600	12,600
6.125% due 02/01/2007	1,900	1,889
Goldman Sachs Group, Inc.
4.120% due 03/30/2007 (a)	2,200	2,203
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	1,400	1,401
NiSource Finance Corp.
7.625% due 11/15/2005	3,400	3,413
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	1,100	1,130
Prudential Financial, Inc.
4.000% due 06/13/2008 (a)	4,400	4,404
Santander US Debt S.A.
3.930% due 09/21/2007 (a)	5,800	5,802
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	2,800	2,800
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	300	301

		72,472

Industrials 3.8%

Cox Communications, Inc.
3.950% due 12/14/2007 (a)	1,300	1,310
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	6,940	6,961
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,132
Electronic Data Systems Corp.
6.334% due 08/17/2006	1,800	1,823
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	633
Fort James Corp.
6.875% due 09/15/2007	2,800	2,898
Georgia-Pacific Corp.
7.500% due 05/15/2006	7,700	7,825
7.375% due 07/15/2008	500	526
HCA, Inc.
7.250% due 05/20/2008	590	614
HJ Heinz Co.
6.189% due 12/01/2005 (a)	7,800	7,821
Host Marriott LP
9.500% due 01/15/2007	150	158
Kraft Foods, Inc.
4.625% due 11/01/2006	2,700	2,702
La Quinta Corp.
7.000% due 08/15/2007	175	178
MCI, Inc.
7.688% due 05/01/2009	700	728
Tyco International Group S.A.
6.375% due 02/15/2006	2,600	2,618

		43,927

Utilities 4.0%

AT&T Wireless Services, Inc.
7.350% due 03/01/2006	600	607
British Telecom PLC
7.875% due 12/15/2005	5,900	5,940
CMS Energy Corp.
9.875% due 10/15/2007	2,500	2,731
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	3,000	3,001
Hydro-Quebec
4.133% due 09/29/2049 (a)	1,200	1,148
NiSource, Inc.
3.628% due 11/01/2006	1,200	1,187
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,410
Progress Energy, Inc.
6.750% due 03/01/2006	1,000	1,009
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	1,800	1,800
Qwest Corp.
7.120% due 06/15/2013 (a)	3,400	3,553
Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,238
Sprint Capital Corp.
7.125% due 01/30/2006	7,600	7,663
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	5,400	5,455
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	9,050	9,055

		46,797

Total Corporate Bonds & Notes (Cost $163,542)		163,196

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	2,300	2,337

Total Municipal Bonds & Notes (Cost $2,290)		2,337

U.S. GOVERNMENT AGENCIES 11.9%

Fannie Mae
3.651% due 11/28/2035 (a)	878	878
3.799% due 09/22/2006 (a)	6,300	6,298
3.880% due 09/25/2035 (a)	6,243	6,247
3.926% due 04/01/2018 (a)	66	66
3.950% due 03/25/2034 (a)	5,536	5,544
4.100% due 07/01/2018 (a)	293	294
4.230% due 11/25/2032 (a)	3,608	3,626
4.324% due 11/01/2027 (a)	74	75
4.408% due 11/01/2028 (a)	102	102
4.419% due 07/01/2028 (a)	68	69
4.453% due 11/01/2028 (a)	92	92
4.464% due 04/01/2028 (a)	63	63
4.576% due 05/01/2022 (a)	9	10
4.884% due 02/01/2027 (a)	9	9
4.997% due 12/01/2023 (a)	5	5
5.000% due 01/10/2019-04/25/2033 (e)	43,945	43,841
5.103% due 12/01/2036 (a)	2,853	2,853
5.125% due 04/01/2033 (a)	1,564	1,582
5.283% due 09/01/2034 (a)	2,993	2,997
5.500% due 09/01/2033-06/01/2035 (e)	30,838	30,846
5.658% due 08/01/2029 (a)	52	52
5.996% due 04/25/2020 (a)	7	7
6.000% due 01/01/2017-10/01/2033 (e)	2,312	2,379
6.500% due 09/25/2008-03/25/2023 (c)(e)	67	2
7.000% due 02/01/2015-03/01/2015 (e)	2,328	2,435
7.500% due 09/01/2015-05/01/2016 (e)	1,738	1,839
8.000% due 03/01/2030-07/01/2031 (e)	407	434
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,100	1,018
8.300% due 02/27/2012 (a)	2,400	2,240
Freddie Mac
4.125% due 07/01/2019 (a)	802	813
4.844% due 12/01/2022 (a)	102	104
5.255% due 06/01/2022 (a)	64	65
5.500% due 11/15/2015-08/15/2030 (e)	629	629
5.700% due 02/15/2031	829	830
6.000% due 03/01/2016-10/01/2033(e)	8,353	8,504
6.500% due 10/25/2043	4,033	4,131
8.500% due 04/01/2025-06/01/2025(e)	29	31
Government National Mortgage Association
3.750% due 07/20/2018-07/20/2027 (a)(e)	3,841	3,891
4.125% due 12/20/2022-12/20/2027 (a)(e)	751	765
4.196% due 09/20/2030 (a)	8	8
4.375% due 02/20/2026-02/20/2028 (a)(e)	1,866	1,885
8.000% due 04/20/2030	370	395

Total U.S. Government Agencies (Cost $138,659)		137,954

U.S. TREASURY OBLIGATIONS 1.3%

Treasury Inflation Protected Security (d)
3.625% due 01/15/2008 (h)	14,875	15,750

Total U.S. Treasury Obligations (Cost $15,949)		15,750

MORTGAGE-BACKED SECURITIES 6.5%

Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	2,749	2,712
Bank Mart
3.689% due 03/01/2019 (a)(k)	1,146	1,102
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,699	1,739
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	446	446
5.349% due 02/25/2033 (a)	521	522
5.071% due 04/25/2033 (a)	1,071	1,052
4.217% due 01/25/2034 (a)	1,777	1,764
4.712% due 01/25/2034 (a)	3,833	3,800
4.750% due 11/25/2035 (a)	11,600	11,540
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	2,846	2,857
CS First Boston Mortgage Securities Corp.
3.973% due 03/25/2032 (a)	2,586	2,590
5.240% due 06/25/2032 (a)	194	195
6.247% due 06/25/2032 (a)	208	208
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	56	55
Fund America Investors Corp.
4.610% due 06/25/2023 (a)	26	26
GSR Mortgage Loan Trust
4.180% due 01/25/2034 (a)	772	773
Impac CMB Trust
4.230% due 07/25/2033 (a)	3,246	3,249
4.210% due 10/25/2033 (a)	459	458
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	1,608	1,602
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,566	2,546

40  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Mellon Residential Funding Corp.
4.008% due 06/15/2030 (a)		$7,286	$7,276
Merrill Lynch Mortgage Investors, Inc.
4.785% due 01/25/2029 (a)		4,649	4,724
4.910% due 12/25/2032 (a)		963	944
Prime Mortgage Trust
4.230% due 02/25/2019 (a)		325	325
4.230% due 02/25/2034 (a)		1,307	1,310
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)		10	10
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,150	1,170
Salomon Brothers Mortgage Securities VII, Inc.
5.163% due 12/25/2030 (a)		1,451	1,456
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)		1,526	1,569
Structured Asset Securities Corp.
4.310% due 03/25/2031 (a)		46	46
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		225	225
4.007% due 02/27/2034 (a)		2,997	2,966
4.170% due 11/25/2035 (a)		1,400	1,400
4.265% due 06/25/2042 (a)		5,205	5,256
Washington Mutual, Inc.
3.977% due 11/25/2034 (a)		6,991	6,996

Total Mortgage-Backed Securities (Cost $75,388)			74,909

ASSET-BACKED SECURITIES 5.4%

AAA Trust
3.930% due 11/26/2035 (a)		5,284	5,285
AFC Home Equity Loan Trust
3.980% due 06/25/2028 (a)		910	911
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)		1,800	1,801
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		3,000	3,003
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 05/25/2035 (a)		4,801	4,804
Bear Stearns Asset-Backed Securities, Inc.
3.930% due 03/25/2035 (a)		1,083	1,084
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		1,078	1,079
Chase Funding Mortgage Loan Asset-Backed Certificates
4.200% due 10/25/2032 (a)		693	698
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (a)		3,166	3,169
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)		656	662
4.160% due 05/25/2043 (a)		370	370
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)		1,012	1,013
3.960% due 10/25/2034 (a)		876	876
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		2,467	2,470
Household Mortgage Loan Trust
4.146% due 02/21/2033 (a)		1,235	1,239
Impac CMB Trust
4.080% due 04/25/2034 (a)		2,548	2,545
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)		7,239	7,249
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)		1,421	1,422
Novastar Home Equity Loan
4.105% due 04/25/2028 (a)		283	283
Residential Asset Mortgage Products, Inc.
4.080% due 02/25/2034 (a)		6,882	6,895
3.930% due 05/25/2035 (a)		5,407	5,410
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)		1,751	1,756
3.940% due 10/25/2035 (a)		3,600	3,605
SACO I, Inc.
3.910% due 07/25/2035 (a)		3,700	3,705
Securitized Asset-Backed Receivables LLC Trust
3.920% due 03/25/2035 (a)		1,968	1,969

Total Asset-Backed Securities (Cost $63,238)			63,303

SOVEREIGN ISSUES 1.2%

Republic of Brazil
4.250% due 04/15/2006 (a)		1,864	1,868
4.313% due 04/15/2009 (a)		2,824	2,809
4.313% due 04/15/2012 (a)		412	406
8.000% due 01/15/2018		3,600	3,821
United Mexican States
4.830% due 01/13/2009 (a)		4,700	4,786

Total Sovereign Issues (Cost $13,358)			13,690

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.8%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	9,031

Total Foreign Currency-Denominated Issues (Cost $6,668)			9,031

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		647	4
Strike @ 94.375 Exp. 03/16/2006		2,087	0
S&P 500 Index December Futures (CME)
Strike @ 725.000 Exp. 12/16/2005		204	0
Strike @ 825.000 Exp. 12/16/2005		444	13
Strike @ 750.000 Exp. 12/16/2005		700	0

Total Purchased Put Options (Cost $65)			17

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,775

Total Preferred Security (Cost $9,564)			9,775

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		23,800	1,310

Total Preferred Stock (Cost $1,210)			1,310

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 55.7%

Certificates of Deposit 2.8%

Citibank New York N.A.
3.720% due 11/10/2005		$13,000	13,000
3.790% due 12/12/2005		19,000	19,000

			32,000

Commercial Paper 33.9%

Anz National International Ltd.
3.750% due 12/13/2005		10,200	10,118
Barclays U.S. Funding Corp.
3.830% due 12/27/2005		30,500	30,208
BNP Paribas Finance
3.870% due 10/03/2005		5,700	5,700
Carolina Power & Light Co.
3.670% due 10/11/2005		600	600
CDC Commercial Paper, Inc.
3.610% due 11/04/2005		21,500	21,431
3.620% due 11/07/2005		16,200	16,143
Cox Communications, Inc.
3.688% due 01/17/2006		1,200	1,200
Danske Corp.
3.745% due 12/13/2005		30,000	29,760
Florida Power Corp.
3.710% due 11/01/2005		7,400	7,378
Fortis Funding LLC
3.900% due 10/03/2005		8,200	8,200
Freddie Mac
3.254% due 11/01/2005		22,900	22,839
3.310% due 11/03/2005		8,500	8,476
3.579% due 12/12/2005		31,800	31,549
HBOS Treasury Services PLC
3.515% due 10/17/2005		30,000	29,959
Public Service Electric & Gas Co.
3.690% due 11/30/2005		6,100	6,064
Rabobank USA Financial Corp.
3.880% due 10/03/2005		3,400	3,400
3.905% due 12/30/2005		31,200	30,890
Skandinaviska Enskilda Banken AB
3.565% due 10/27/2005		14,200	14,166
3.610% due 11/02/2005		400	399
3.710% due 11/17/2005		5,700	5,674
3.720% due 12/08/2005		14,000	13,896
Societe Generale N.A.
3.770% due 11/01/2005		31,300	31,205
Svenska Handelsbanken, Inc.
3.740% due 12/13/2005		30,000	29,760
UBS Finance Delaware LLC
3.285% due 10/03/2005		600	600
3.860% due 10/03/2005		300	300
3.625% due 10/17/2005		22,400	22,368
3.960% due 01/27/2006		11,300	11,152

			393,435

Repurchase Agreements 14.6%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2006 valued at $64,878. Repurchase proceeds are $63,517.)		63,500	63,500
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $5,439. Repurchase proceeds are $5,334.)		5,332	5,332
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by Treasury Inflation Protected Securities 2.000% due 01/15/2005 valued at $108,217. Repurchase proceeds are $100,027.)		100,000	100,000

			168,832

U.S. Treasury Bills 4.4%

3.409% due 12/01/2005-12/15/2005(e)(g)(h)		51,815	51,419

Total Short-Term Instruments (Cost $645,846)			645,686

Total Investments (f) 98.0% (Cost $1,135,777)			$1,136,958

Written Options (j) (0.0)% (Premiums $219)			(256)

Other Assets and Liabilities (Net) 2.0%			23,197

Net Assets 100.0%			$1,159,899

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  41

Schedule of Investments (Cont.)

StocksPLUS® Fund

September 30, 2005 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $16,149 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $1,985 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(h)	Securities with an aggregate market value of $64,938 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	207	$(296)
Eurodollar June Futures	Long	06/2006	1,128	(744)
Eurodollar September Futures	Long	09/2006	170	(137)
Emini S&P 500 Index December Futures	Long	12/2005	8,953	404
Euribor Purchased Put Options Strike @ 92.500	Long	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	Long	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	Long	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	Long	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	Long	12/2005	945	(16)
Euribor Purchased Written Options Strike @ 97.375	Short	12/2005	621	188
S&P 500 Index December Futures	Long	12/2005	1,558	(384)
S&P 500 Index March Futures	Long	03/2006	30	142

				$(890)

(i)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	(10)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	0
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	(109)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(119)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(631)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(223)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$200	1
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		200	1

							$(1,090)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	$2,800	$22
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(6)
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	21
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	15
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	89
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	31
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	70
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	75
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	36

42  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	$2,400	$41
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	42
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	119
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	13

						$570

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	$12	$112
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45	(684)

					$(572)

(j)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	151	$24	$7
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	17	2	1
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	213	33	7
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	35	8	5
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	71	19	43
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	176	44	80
Call - CBOT U.S. Treasury Note January Futures	113.000	12/22/2005	36	7	6
Put - CBOT U.S. Treasury Note January Futures	107.000	12/22/2005	36	7	8
Put - CME Eurodollar December Futures Futures	95.250	12/18/2006	105	53	75

				$197	$232

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put-OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	BP	4,700	$22	$24

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(k)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	07/07/1995	$1,149	$1,102	0.10%

(l)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	103,839	10/2005	$4,087	$0	$4,087
Buy		90,442	11/2005	217	0	217
Buy	JY	2,809,070	10/2005	0	(760)	(760)
Sell	N$	11,459	10/2005	0	(54)	(54)

				$4,304	$(814)	$3,490

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  43

Summary Schedule of Investments

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (b) (Cost $2,385)		$2,400	0.0%

CORPORATE BONDS & NOTES

Banking & Finance

HBOS Treasury Services PLC
5.920% due 09/29/2049 (g)	$37,900	37,327	0.1%
Other Banking & Finance (b)		2,083,649	2.3%

Total Banking & Finance		2,120,976	2.4%

Industrials

Total Industrials (b) (Cost $42,409)		1,400,054	1.5%

Utilities

Total Utilities (b)		358,061	0.4%

Total Corporate Bonds & Notes (Cost $3,786,623)		3,879,091	4.3%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $953,450)		1,031,533	1.2%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.500% due 04/01/2034	999,187	999,871	1.1%
5.500% due 05/01/2034	2,703,133	2,705,142	3.0%
5.500% due 09/01/2034	1,566,531	1,567,135	1.8%
5.500% due 11/01/2034	2,025,979	2,026,760	2.3%
5.500% due 12/01/2034	618,832	619,071	0.7%
5.500% due 01/01/2035	1,607,666	1,608,258	1.8%
5.500% due 02/01/2035	3,084,987	3,086,205	3.4%
5.500% due 03/01/2035	1,233,170	1,233,457	1.4%
5.500% due 04/01/2035	1,588,813	1,589,140	1.8%
5.500% due 05/01/2035	1,523,200	1,523,497	1.7%
5.500% due 06/01/2035	836,690	836,848	0.9%
5.500% due 07/01/2035	604,651	604,767	0.7%
5.000% due 08/01/2035	1,106,211	1,083,452	1.2%
5.500% due 08/01/2035	456,101	456,186	0.5%
5.000% due 09/01/2035	1,885,313	1,846,475	2.1%
5.000% due 10/13/2035	5,954,400	5,829,727	6.5%
5.500% due 10/13/2035	4,238,340	4,237,018	4.7%
0.000% - 1122.425% due 01/15/2006 - 01/25/2048 (a)(d)(e)	10,561,724	10,585,548	11.8%
Federal Home Loan Bank
3.750% - 6.750% due 04/10/2006 - 02/05/2007 (a)	76,000	72,446	0.1%
Freddie Mac
2.125% - 1007.500% due 10/01/2005 - 10/25/2043 (a)(e)	1,512,810	1,544,591	1.7%
Other U.S. Government Agencies (b)		1,076,454	1.2%

Total U.S. Government Agencies (Cost $45,272,644)		45,132,048	50.4%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	414,429	443,504	0.5%
3.625% due 04/15/2028	102,493	134,133	0.2%
U.S. Treasury Bonds
7.875% due 02/15/2021	436,900	594,423	0.7%
6.000% due 02/15/2026	465,550	549,204	0.6%
5.250% - 8.125% due 05/15/2021 - 08/15/2029 (a)	776,160	909,408	1.0%
U.S. Treasury Notes
4.250% due 08/15/2015	561,300	557,968	0.6%
1.625% - 1.875% due 10/31/2005 - 12/31/2005 (a)	2,800	2,793	0.0%

Total U.S. Treasury Obligations (Cost $3,231,737)		3,191,433	3.6%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $2,718,165)		2,719,302	3.0%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (b) (Cost $2,838,532)		2,806,365	3.1%

SOVEREIGN ISSUES

Republic of Brazil
8.000% due 01/15/2018	525,124	557,419	0.6%
Russian Federation
5.000% due 03/31/2030 (g)	443,415	510,616	0.6%
Other Sovereign Issues (b)		1,304,162	1.5%

Total Sovereign Issues (Cost $2,118,605)		2,372,197	2.7%

FOREIGN CURRENCY-DENOMINATED ISSUES

Total Foreign Currency-Denominated Issues (b) (Cost $396,072)		489,202	0.5%

PURCHASED CALL OPTIONS

Total Purchased Call Options (b) (Cost $12,852)		3,886	0.0%

SHORT-TERM INSTRUMENTS (m)

Certificates of Deposit

BNP Paribas Finance
3.670% - 3.770% due 11/04/2005 - 11/23/2005 (a)	577,000	577,001	0.6%
Citibank New York N.A.
3.590% - 3.970% due 10/25/2005 - 12/29/2005 (a)	1,988,900	1,988,900	2.3%
Unicredito Italiano SpA NY
3.615% - 3.757% due 10/28/2005 - 11/18/2005 (a)	999,000	999,003	1.1%
Wells Fargo Bank, N.A.
3.760% due 10/05/2005 - 10/13/2005 (a)	1,080,500	1,080,500	1.2%
Other Certificates of Deposit (b)		824,540	0.9%

		5,469,944	6.1%

Commercial Paper

Anz Delaware, Inc.
3.540% - 3.910% due 10/25/2005 - 12/28/2005 (a)	595,100	593,386	0.7%
Anz National International Ltd.
3.300% - 3.860% due 10/03/2005 - 12/22/2005 (a)	665,521	663,131	0.7%
Bank of America Corp.
3.525% - 3.850% due 10/17/2005 - 12/21/2005 (a)	904,700	900,473	1.0%
Bank of Ireland
3.360% - 3.970% due 10/11/2005 - 01/27/2006 (a)	1,345,989	1,334,009	1.6%
BNP Paribas Finance
3.365% - 3.870% due 10/03/2005 - 12/19/2005 (a)	623,490	620,826	0.7%
CBA (de) Finance
3.460% - 3.935% due 10/07/2005 - 12/30/2005 (a)	442,550	440,214	0.6%
Danske Corp.
3.450% - 3.920% due 10/06/2005 - 01/17/2006 (a)	932,526	926,418	1.0%
Dexia Delaware LLC
3.430% - 3.920% due 10/05/2005 - 12/28/2005 (a)	2,010,710	2,000,437	2.4%

44  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)	% of Net Assets
Fannie Mae
3.190% - 3.994% due 10/03/2005 - 03/29/2006 (a)		$1,634,227	$1,626,880	1.9%
Federal Home Loan Bank
3.180% - 3.850% due 10/03/2005 - 02/22/2006 (a)		1,382,818	1,378,787	1.6%
Freddie Mac
3.180% - 3.965% due 10/03/2005 - 03/28/2006 (a)		2,500,926	2,490,193	2.8%
HBOS Treasury Services PLC
3.450% - 3.970% due 10/05/2005 - 01/30/2006 (a)		2,258,135	2,246,474	2.5%
Nordea North America, Inc.
3.520% - 3.870% due 10/21/2005 - 01/13/2006 (a)		1,383,500	1,376,803	1.6%
Societe Generale N.A.
3.700% - 3.975% due 10/24/2005 - 01/27/2006 (a)		549,900	545,748	0.6%
Spintab AB
3.470% - 3.770% due 10/11/2005 - 12/14/2005 (a)		740,000	737,044	0.8%
Svenska Handelsbanken, Inc.
3.475% - 3.740% due 10/11/2005 - 12/13/2005 (a)		535,400	533,251	0.6%
UBS Finance Delaware LLC
3.285% - 3.975% due 10/03/2005 - 01/30/2006 (a)		1,359,121	1,355,506	1.5%
Westpac Capital Corp.
3.330% - 3.900% due 10/17/2005 - 12/23/2005 (a)		622,300	619,493	0.7%
Other Commercial Paper (b)			5,040,890	5.1%

			25,429,963	28.4%

Repurchase Agreements

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.750%-4.875% due 03/31/2007-02/15/2012 valued at $252,506. Repurchase proceeds are $246,767.)		246,700	246,700	0.3%
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2027-08/15/2029 valued at $281,865. Repurchase proceeds are $276,675.)		276,600	276,600	0.3%
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375%-4.875%due 02/23/2007-05/15/2007 valued at $179,829. Repurchase proceeds are $176,352)		176,302	176,302	0.2%

			699,602	0.8%

Total Belgium Treasury Bills (b)			119,882	0.1%

French Treasury Bills

1.987% - 2.016% due 10/06/2005 - 01/19/2006 (a)	EC	1,040,800	1,247,624	1.4%

German Treasury Bills

1.991% - 2.024% due 10/19/2005 - 02/15/2006 (a)		1,924,010	2,303,113	2.6%

U.K. Treasury Bills

0.000% - 2.020% due 10/31/2005 - 12/15/2005 (a)		1,876,300	2,250,401	2.5%

U.S. Treasury Bills

3.280% - 3.705% due 12/01/2005 - 03/16/2006 (a)(h)(i)		501,510	497,363	0.6%

Total Short-Term Instruments (Cost $38,122,765)			$38,017,892	42.5%

Total Investments (f) (Cost $99,453,830)			$99,645,349	111.3%

Written Options (k) (Premiums $46,525)			(39,125)	(0.0)%

Other Assets and Liabilities (Net)			(10,089,172)	(11.3)%

Net Assets			$89,517,052	100.0%

Notes to Summary Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of September 30, 2005.
(c)	Principal amount of security is adjusted for inflation.
(d)	The grouping contains a principal only security.
(e)	The grouping contains an interest only security.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,785,570 were valued with reference to securities whose prices are more readily obtainable.
(g)	Variable rate security.
(h)	Securities with an aggregate market value of $196,720 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  45

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

(i)	Securities with an aggregate market value of $270,889 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	93,499	$(97,614)
Eurodollar June Futures	Long	06/2006	59,742	(44,932)
Eurodollar September Futures	Long	09/2006	18,060	(14,925)
U.S. Treasury 5-Year Note Futures	Long	12/2005	86,803	(84,394)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	15,007	(31,069)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	3,043	(328)

				$(273,262)

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	PB	702,200	$(305)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	13,521
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	0
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	1,503
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		32,500	275
Morgan Stanley Dean Witter & Co.	3-month Canadian Bank Bill	Pay	5.000%	12/15/2035		75,000	1,647
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	69
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	(282)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	(11)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(4,087)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,292)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(13,675)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(23,206)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$4,449,600	(23,244)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		671,100	1,884
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		844,000	353
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,804,300	(11,705)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		166,400	(3,260)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		252,800	(1,806)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		369,900	(2,050)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		170,700	(3,409)

							$(71,080)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	85,600	$39
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006		$10,000	16
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		7,500	(18)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		24,100	(35)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006		25,000	17
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007		9,600	169
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	21
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	(50)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	(16)

46  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	$5,000	$108
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006	20,000	346
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	18,300	248
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	13,700	(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	7,500	(6)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	9,700	439
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	800	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	23,000	964
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007	10,000	352
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	20,000	320
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,100	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	8,200	13
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	14,000	258
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	120
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	6,050	(12)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	49
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	(7)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	(6)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	48
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	42
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	37
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(24)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(4)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	34
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	327
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	40
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	23
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	50,000	(71)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(315)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	100,000	(28)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	8
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	173
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	748
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	89
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	65
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	1,010
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(19)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	21,600	(54)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	53
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	12,000	172
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	106
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	89
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	92
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	266
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	23
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(34)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	360

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  47

Summary Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	$18,500	$837
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	214
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2007	25,000	436
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	78
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(11)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	50,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(4)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	34
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(38)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(19)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(6)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	50
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	12,000	170
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(8)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	24
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(20)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	20
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.260)%	09/20/2010	5,900	(57)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	164
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	128
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	56
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	100
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	114
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	244
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	17
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(23)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(32)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(22)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	7
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	283
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	855
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	306
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	3
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010	1,300	(12)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.200)%	10/20/2010	10,000	(60)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	24
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	17,000	72
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% Corp. due 08/28/2012	Sell	1.800%	09/20/2006	14,000	(20)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	22,000	(38)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	461
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	327
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	15
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	(2)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010	167,500	(12)

						$11,407

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

48  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

(k)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - TSE Japanese Government Note December Futures	JY	140.000	11/30/2005	156	$301	$110
Call - CBOT U.S. Treasury Note December Futures		$109.000	11/22/2005	12,081	1,909	566
Call - CBOT U.S. Treasury Note December Futures		108.500	11/22/2005	1,380	181	108
Call - CBOT U.S. Treasury Note December Futures		114.000	11/22/2005	24,003	3,855	750
Call - CBOT U.S. Treasury Note December Futures		112.000	11/22/2005	2,912	628	501
Put - CBOT U.S. Treasury Note December Futures		107.000	11/22/2005	5,583	1,465	3,402
Put - CBOT U.S. Treasury Note December Futures		108.000	11/22/2005	3,588	1,614	785
Put - CBOT U.S. Treasury Note December Futures		109.000	11/22/2005	26,070	6,703	11,813
Call - CBOT U.S. Treasury Note March Futures		113.000	12/22/2005	2,961	592	463
Put - CBOT U.S. Treasury Note March Futures		107.000	12/22/2005	2,961	548	648
Put - CME Eurodollar December Futures		95.250	12/18/2006	8,410	4,282	5,992

					$22,078	$25,138

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%****	12/20/2006	BP	1,774,100	$8,656	$8,990
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	1.000	%***	11/30/2005	JY	30,000,000	397	226
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.000	%**	11/30/2005		48,000,000	660	361
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.050	%***	11/30/2005		120,000,000	1,622	1,541
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005		$500	14	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005		500	5	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%***	06/02/2006		1,056,900	13,093	2,869

							$24,447	$13,987

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.
***	The Fund will receive a floating rate based on 6-month JY-LIBOR.
****	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$782	$744	0.00%
First Interstate Bancorp	8.875	01/01/2009	01/04/1999	7	6	0.00
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	3,280	3,208	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,186	1,097	0.00
United Airlines, Inc.	6.932	09/01/2011	12/28/2001	10,500	8,663	0.01
Sprint Capital Corp.	6.000	01/15/2017	02/28/2002	37,420	38,106	0.04
Sprint Capital Corp.	7.125	01/30/2006	05/28/2002	13,550	13,580	0.02

				$66,725	$65,404	0.07

(m)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	248	10/2005	$0	$0	$0
Sell		37,435	10/2005	1,586	0	1,586
Sell	C$	124,415	10/2005	0	(2,777)	(2,777)
Buy	CP	35,405,877	02/2006	1,871	0	1,871
Buy	EC	329,836	10/2005	0	(7,891)	(7,891)
Sell		4,345,882	10/2005	137,103	(1)	137,102
Buy		25,472	11/2005	7	0	7
Sell		2,005,935	11/2005	6,190	0	6,190
Buy	JY	147,406,715	10/2005	0	(24,616)	(24,616)
Buy	KW	33,483,100	01/2006	0	(700)	(700)
Buy		37,438,400	02/2006	0	(957)	(957)
Buy		20,428,730	03/2006	0	(352)	(352)
Buy	MP	380,160	02/2006	312	0	312
Buy		194,166	03/2006	128	0	128
Sell	N$	56,107	10/2005	0	(265)	(265)
Buy	PN	110,994	02/2006	0	(929)	(929)
Buy		62,063	03/2006	0	(314)	(314)
Buy	PZ	116,727	02/2006	223	0	223
Buy		60,986	03/2006	0	(186)	(186)
Buy	RP	756,078	11/2005	0	(155)	(155)
Buy		1,195,550	03/2006	18	0	18
Buy	RR	441,400	01/2006	204	0	204
Buy		921,344	02/2006	65	(23)	42
Buy		529,284	03/2006	0	(69)	(69)
Buy	S$	26,132	01/2006	0	(399)	(399)
Buy		55,158	02/2006	0	(719)	(719)
Buy		29,572	03/2006	0	(143)	(143)
Buy	SR	103,581	02/2006	268	0	268
Buy	SV	520,723	02/2006	0	(650)	(650)
Buy		1,112,718	03/2006	0	(614)	(614)
Buy	T$	1,081,048	02/2006	0	(1,305)	(1,305)
Buy		576,874	03/2006	0	(61)	(61)

				$147,975	$(43,126)	$104,849

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  49

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
09/30/2005+	$10.56	$0.14	$0.17	$0.31	$(0.12)	$0.00	$0.00
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)	0.00
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)	0.00
12/31/2002 - 03/31/2003	10.58	0.09	0.11	0.20	(0.05)	0.00	(0.03)

High Yield Fund

Class R
09/30/2005+	$9.70	$0.31	$0.09	$0.40	$(0.32)	$0.00	$0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00	0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00	0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00	0.00

Low Duration Fund

Class R
09/30/2005 +	$10.11	$0.13	$(0.04)	$0.09	$(0.13)	$0.00	$0.00
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)	0.00
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)	0.00
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00	0.00

Real Return Fund

Class R
09/30/2005+	$11.42	$0.26	$0.05	$0.31	$(0.26)	$0.00	$0.00
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)	0.00
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)	0.00
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00	0.00

Short-Term Fund

Class R
09/30/2005+	$10.01	$0.12	$0.00	$0.12	$(0.12)	$0.00	$0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)	0.00
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)	0.00
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00	0.00

StocksPLUS® Fund

Class R
09/30/2005+	$9.63	$0.11	$0.27	$0.38	$(0.10)	$0.00	$0.00
03/31/2005	9.63	0.09	0.39	0.48	(0.48)	0.00	0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00	0.00
12/31/2002 - 03/31/2003	7.90	0.02	(0.21)	(0.19)	0.00	0.00	0.00

Total Return Fund

Class R
09/30/2005+	$10.57	$0.16	$0.09	$0.25	$(0.17)	$0.00	$0.00
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)	0.00
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)	0.00
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00	0.00

50  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
09/30/2005+	$(0.12)	$10.75	2.97%	$1,405	1.20	%*	2.55	%*	277%
03/31/2005	(0.51)	10.56	5.30	998	1.20		2.02		477
03/31/2004	(0.46)	10.52	2.71	73	1.22	(b)	2.46		711
12/31/2002 - 03/31/2003	(0.08)	10.70	1.93	10	1.20	*	3.02	*	589

High Yield Fund

Class R
09/30/2005+	$(0.32)	$9.78	4.13%	$11,810	1.15	%*	6.36	%*	58%
03/31/2005	(0.61)	9.70	6.60	6,910	1.15		6.15		62
03/31/2004	(0.63)	9.69	16.33	1,342	1.15		6.32		105
12/31/2002 - 03/31/2003	(0.17)	8.90	6.44	11	1.15	*	7.57	*	129

Low Duration Fund

Class R
09/30/2005 +	$(0.13)	$10.07	0.92%	$6,552	1.15	%*	2.50	%*	48%
03/31/2005	(0.21)	10.11	0.17	4,718	1.15		1.43		278
03/31/2004	(0.23)	10.31	2.00	1,490	1.15		1.36		247
12/31/2002 - 03/31/2003	(0.06)	10.33	1.21	10	1.15	*	2.09	*	218

Real Return Fund

Class R
09/30/2005+	$(0.26)	$11.47	2.72%	$52,676	1.15	%*	4.57	%*	170%
03/31/2005	(0.68)	11.42	2.74	40,738	1.15		2.16		369
03/31/2004	(0.83)	11.79	10.95	8,240	1.15		1.75		308
12/31/2002 - 03/31/2003	(0.07)	11.42	2.02	10	1.15	*	2.36	*	191

Short-Term Fund

Class R
09/30/2005+	$(0.12)	$10.01	1.25%	$547	1.00	%*(c)	2.44	%*	121%
03/31/2005	(0.14)	10.01	0.84	504	1.10	(c)	1.23		356
03/31/2004	(0.11)	10.07	1.38	48	1.15		0.75		268
12/31/2002 - 03/31/2003	(0.05)	10.04	0.95	10	1.15	*	1.66	*	77

StocksPLUS® Fund

Class R
09/30/2005+	$(0.10)	$9.91	3.96%	$1,687	1.30	%*	2.25	%*	201%
03/31/2005	(0.48)	9.63	5.13	1,355	1.30		0.96		371
03/31/2004	(0.69)	9.63	34.07	135	1.30		0.47		287
12/31/2002 - 03/31/2003	0.00	7.71	(2.41)	10	1.30	*	(16.53	)*	282

Total Return Fund

Class R
09/30/2005+	$(0.17)	$10.65	2.33%	$162,325	1.15	%*	3.07	%*	186%
03/31/2005	(0.52)	10.57	1.35	104,680	1.15		1.76		470
03/31/2004	(0.42)	10.94	5.42	31,079	1.15		1.69		273
12/31/2002 - 03/31/2003	(0.08)	10.79	1.90	2,099	1.15	*	2.91	*	234

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.20%.
(c)	Effective December 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service/12-b-1 fees, respectively.

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  51

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	Foreign Bond Fund (U.S.Dollar- Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund
Assets

Investments, at value	$3,083,503	$7,218,076	$13,793,857	$19,005,722	$3,703,350	$968,126	$99,645,349
Repurchase agreements, at value	0	0	0	0	417,625	168,832	0
Cash	166	4,113	2,049	435	1,173	1,307	36,063
Foreign currency, at value	14,048	931	66,031	1,703	59,359	12,739	667,799
Receivable for investments sold	173,654	52,765	11,457	374	1	30,390	315,906
Receivable for investments sold on delayed-delivery basis	300,513	0	0	942,420	115,509	0	0
Unrealized appreciation on forward foreign currency contracts	12,669	12,274	25,692	12,257	7,251	4,304	147,975
Receivable for Fund shares sold	6,664	15,582	16,447	49,365	47,449	18,638	325,372
Interest and dividends receivable	36,733	150,192	31,582	130,850	15,417	3,548	327,422
Variation margin receivable	1,390	3,870	3,202	125	8,991	8,289	7,759
Swap premiums paid	21,437	0	1,798	5,646	86	16	41,350
Unrealized appreciation on swap agreements	22,490	9,108	4,734	54,953	833	690	31,766
Other assets	0	0	0	0	1	0	2

	3,673,267	7,466,911	13,956,849	20,203,850	4,377,045	1,216,879	101,546,763

Liabilities:

Payable for investments purchased	$315,414	$41,557	$133,043	$1,606,935	$37,936	$29,949	$10,179,850
Payable for investments purchased on delayed-delivery basis	592,961	179,076	294,707	2,171,192	74,627	13,011	1,043,649
Unrealized depreciation on forward foreign currency contracts	822	4,525	4,289	4,978	1,480	814	43,126
Payable for short sales	336,990	0	0	931,985	113,509	0	0
Written options outstanding	817	2,630	3,243	1,767	2,375	256	39,125
Payable for Fund shares redeemed	5,307	12,000	56,337	44,001	113,253	3,213	272,095
Dividends payable	613	8,984	4,912	13,901	1,372	0	42,768
Accrued investment advisory fee	511	1,590	2,973	3,352	916	400	19,618
Accrued administration fee	641	1,967	2,740	4,204	801	300	17,095
Accrued distribution fee	107	1,079	670	2,159	243	131	6,755
Accrued servicing fee	163	628	785	1,904	157	80	3,814
Variation margin payable	2,951	4,998	12,551	1,207	9,726	6,548	70,197
Swap premiums received	59,257	659	98	60,164	246	496	200,180
Unrealized depreciation on swap agreements	13,941	896	140	3,979	1,291	1,782	91,439
Other liabilities	3	0	0	3,590	0	0	0

	1,330,498	260,589	516,488	4,855,318	357,932	56,980	12,029,711

Net Assets	$2,342,769	$7,206,322	$13,440,361	$15,348,532	$4,019,113	$1,159,899	$89,517,052

Net Assets Consist of:

Paid in capital	$2,253,052	$7,277,528	$13,631,671	$14,856,465	$4,028,568	$1,360,429	$88,612,840
Undistributed (overdistributed) net investment income	(137,328)	(37,914)	(47,357)	44,206	11,118	10,373	4,472
Accumulated undistributed net realized gain (loss)	144,482	(209,414)	(60,557)	51,766	(22,158)	(213,404)	931,953
Net unrealized appreciation (depreciation)	82,563	176,122	(83,396)	396,095	1,585	2,501	(32,213)

	$2,342,769	$7,206,322	$13,440,361	$15,348,532	$4,019,113	$1,159,899	$89,517,052

Net Assets:

Class R	$1,405	$11,810	$6,552	$52,676	$547	$1,687	$162,325
Other Classes	2,341,364	7,194,512	13,433,809	15,295,856	4,018,566	1,158,212	89,354,727

Shares Issued and Outstanding:

Class R	131	1,207	651	4,594	55	170	15,237

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class R	$10.75	$9.78	$10.07	$11.47	$10.01	$9.91	$10.65

Cost of Investments Owned	$3,019,120	$7,052,453	$13,855,808	$18,667,216	$3,703,962	$966,945	$99,453,830

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$417,625	$168,832	$0

Cost of Foreign Currency Held	$14,089	$934	$66,687	$1,707	$59,999	$12,887	$670,532

Proceeds Received on Short Sales	$337,476	$0	$0	$934,120	$115,359	$0	$0

Premiums Received on Written Options	$394	$3,470	$2,782	$1,250	$169	$219	$46,525

52  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statements of Operations

Six Months Ended September 30, 2005 (Unaudited)

Amounts in thousands	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund
Investment Income:

Interest, net of foreign taxes	$41,360	$258,055	$246,482	$433,395	$74,848	$20,850	$1,813,953
Dividends	233	1,772	3,416	390	0	279	15
Miscellaneous income	17	1,097	82	5	27	12	1,062

Total Income	41,610	260,924	249,980	433,790	74,875	21,141	1,815,030

Expenses:

Investment advisory fees	2,795	8,758	17,282	18,823	5,496	2,404	108,944
Administration fees	3,523	10,932	16,136	23,786	4,820	1,790	95,215
Distribution fees - Class R	2	13	7	58	1	2	168
Servicing fees - Class R	2	13	7	58	1	2	168
Distribution and/or servicing fees - Other Classes	1,529	10,066	9,002	23,412	2,513	1,284	61,465
Trustees’ fees	3	8	15	17	5	1	96
Interest expense	0	29	0	262	0	0	0
Miscellaneous expense	2	9	19	18	6	2	108

Total Expenses	7,856	29,828	42,468	66,434	12,842	5,485	266,164

Net Investment Income	33,754	231,096	207,512	367,356	62,033	15,656	1,548,866

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	23,394	89,704	5,747	94,878	(5,466)	(5,897)	339,249
Net realized gain (loss) on futures contracts,options and swaps	(564)	(8,441)	(88,676)	36,706	3,737	4,889	246,185
Net realized gain (loss) on foreign currency transactions	123,240	15,282	5,823	22,178	(7,436)	(79)	83,195
Net change in unrealized appreciation (depreciation) on investments	(107,601)	(45,285)	(18,285)	(73,050)	2,574	(2,370)	(24,335)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	10,626	7,383	55,523	(38,982)	1,091	32,578	18,044
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(14,730)	(2,253)	(1,057)	506	5,295	(563)	(74,941)

Net Gain (Loss)	34,365	56,390	(40,925)	42,236	(205)	28,558	587,397

Net Increase in Net Assets Resulting from Operations	$68,119	$287,486	$166,587	$409,592	$61,828	$44,214	$2,136,263

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  53

Statements of Changes in Net Assets

	Foreign Bond Fund (U.S. Dollar-Hedged)		High Yield Fund		Low Duration Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$33,754	$43,216	$231,096	$454,268	$207,512	$268,432
Net realized gain (loss)	146,070	(26,278)	96,545	142,356	(77,106)	34,119
Net change in unrealized appreciation (depreciation)	(111,705)	77,864	(40,155)	(124,034)	36,181	(213,566)

Net increase resulting from operations	68,119	94,802	287,486	472,590	166,587	88,985

Distributions to Shareholders:

From net investment income
Class R	(15)	(4)	(323)	(253)	(72)	(49)
Other Classes	(31,015)	(38,350)	(234,901)	(459,929)	(215,996)	(289,219)
From net realized capital gains
Class R	0	(5)	0	0	0	(24)
Other Classes	0	(49,914)	0	0	0	(89,335)

Total Distributions	(31,030)	(88,273)	(235,224)	(460,182)	(216,068)	(378,627)

Fund Share Transactions:

Receipts for shares sold
Class R	597	965	6,070	6,390	3,706	4,776
Other Classes	781,981	894,607	1,563,214	2,839,577	2,551,902	5,961,608
Issued as reinvestment of distributions
Class R	14	9	316	252	67	71
Other Classes	27,809	78,682	182,309	342,982	188,108	325,104
Cost of shares redeemed
Class R	(222)	(50)	(1,569)	(1,071)	(1,909)	(1,549)
Other Classes	(413,678)	(651,003)	(1,182,973)	(4,014,564)	(2,955,075)	(7,091,584)
Net increase (decrease) resulting from Fund share transactions	396,501	323,210	567,367	(826,434)	(213,201)	(801,574)
Fund Redemption Fee	64	48	118	257	48	68

Total Increase (Decrease) in Net Assets	433,654	329,787	619,747	(813,769)	(262,634)	(1,091,148)

Net Assets:
Beginning of period	1,909,115	1,579,328	6,586,575	7,400,344	13,702,995	14,794,143

End of period*	$2,342,769	$1,909,115	$7,206,322	$6,586,575	$13,440,361	$13,702,995

* Including undistributed (overdistributed) net investment income of:	$(137,328)	$(140,052)	$(37,914)	$(33,786)	$(47,357)	$(38,801)

54  PIMCO Funds Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Real Return Fund		Short-Term Fund		StocksPLUS® Fund		Total Return Fund
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$367,356	$379,063	$62,033	$72,102	$15,656	$20,036	$1,548,866	$1,701,739
Net realized gain (loss)	153,762	146,066	(9,165)	14,202	(1,087)	99,417	668,629	1,447,098
Net change in unrealized appreciation (depreciation)	(111,526)	(139,091)	8,960	(22,837)	29,645	(9,988)	(81,232)	(1,748,337)

Net increase resulting from operations	409,592	386,038	61,828	63,467	44,214	109,464	2,136,263	1,400,500

Distributions to Shareholders:

From net investment income
Class R	(1,011)	(494)	(7)	(5)	(17)	(33)	(2,087)	(1,179)
Other Classes	(354,856)	(391,094)	(63,183)	(73,332)	(13,678)	(88,099)	(1,574,065)	(1,751,174)
From net realized capital gains
Class R	0	(715)	0	(1)	0	0	0	(2,486)
Other Classes	(2)	(349,702)	0	(13,776)	0	0	(1)	(2,336,949)

Total Distributions	(355,869)	(742,005)	(63,190)	(87,114)	(13,695)	(88,132)	(1,576,153)	(4,091,788)

Fund Share Transactions:

Receipts for shares sold
Class R	19,246	38,344	113	569	382	1,375	73,068	99,420
Other Classes	2,922,310	6,090,404	2,191,184	4,016,446	289,665	787,492	14,164,079	22,288,634
Issued as reinvestment of distributions
Class R	986	1,183	7	6	17	33	1,945	3,514
Other Classes	285,199	603,070	55,176	74,533	12,174	82,262	1,342,644	3,518,154
Cost of shares redeemed
Class R	(8,481)	(6,677)	(76)	(118)	(111)	(177)	(17,736)	(26,810)
Other Classes	(2,124,071)	(3,273,937)	(2,460,532)	(4,087,850)	(559,830)	(1,160,765)	(8,000,670)	(18,004,078)
Net increase (decrease) resulting from Fund share transactions	1,095,189	3,452,387	(214,128)	3,586	(257,703)	(289,780)	7,563,330	7,878,834
Fund Redemption Fee	50	194	23	60	40	8	329	516

Total Increase (Decrease) in Net Assets	1,148,962	3,096,614	(215,467)	(20,001)	(227,144)	(268,440)	8,123,769	5,188,062

Net Assets:
Beginning of period	14,199,570	11,102,956	4,234,580	4,254,581	1,387,043	1,655,483	81,393,283	76,205,221

End of period *	$15,348,532	$14,199,570	$4,019,113	$4,234,580	$1,159,899	$1,387,043	$89,517,052	$81,393,283

* Including undistributed (overdistributed) net investment income of:	$44,206	$32,717	$11,118	$12,275	$10,373	$8,412	$4,472	$31,758

See accompanying notes  |  09.30.05  |  PIMCO Funds Semi-Annual Report  55

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds (the “Funds”), seven of which are presented herein. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2005. Information presented in these financial statements pertains to the Class R shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS® Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS® Fund, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the StocksPLUS® Fund, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS® Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable currently include administration, distribution and servicing fees.

Bridge Debt Commitments. At the period ended September 30, 2005, the High Yield Fund had $11,955,286 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

56  PIMCO Funds Semi-Annual Report  |  09.30.05

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar	MP	–	Mexican Peso
BP	–	British Pound	N$	–	New Zealand Dollar
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
DK	–	Danish Krone	RR	–	Russian Ruble
EC	–	Euro	S$	–	Singapore Dollar
H$	–	Hong Kong Dollar	SK	–	Swedish Krona
IR	–	Indonesian Rupiah	SR	–	South African Rand
JY	–	Japanese Yen	SV	–	Slovakian Koruna
KW	–	South Korean Won	T$	–	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan

PIMCO Funds Semi-Annual Report  |  09.30.05  57

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended September 30, 2005, the High Yield Fund had unfunded loan commitments of $4,950,000.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only

58  PIMCO Funds Semi-Annual Report  |  09.30.05

securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B, and C Classes		Class D	Class R
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%	0.45%
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%	0.40%
Low Duration Fund	0.25%	0.18%	0.18%	0.40%		0.25%	0.40%
Real Return Fund	0.25%	0.20%	0.20%	0.40%		0.40%	0.40%
Short-Term Fund	0.25%	0.20%	0.20%	0.35	%(1)	0.25%	0.35	%(1)
StocksPLUS® Fund	0.40%	0.25%	0.25%	0.40%		0.40%	0.40%
Total Return Fund	0.25%	0.18%	0.18%	0.40%		0.25%	0.40%

(1)	Effective December 22, 2004, PIMCO has contractually agreed, until March 31, 2006, to waive 0.05% of the administrative fees for the Class A, B, C and R Shares of the Fund.

Redemption Fees. Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or within a certain number of days after their acquisition.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI, serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration, Real Return and StocksPLUS® Funds	0.50%	0.25%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

Effective December 22, 2004, AGID has contractually agreed for the past and current fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A Shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class Shares. For the period ended September 30, 2005, AGID received $8,467,823 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees;

60  PIMCO Funds Semi-Annual Report  |  09.30.05

(iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Foreign Bond Fund (U.S. Dollar-Hedged)	$5,170,011	$4,250,306	$2,739,352	$2,325,163
High Yield Fund	1,342,204	1,256,907	3,554,622	2,826,940
Low Duration Fund	2,762,477	2,157,015	2,591,334	766,445
Real Return Fund	30,593,924	28,633,128	440,940	421,122
Short-Term Fund	2,553,123	2,491,905	868,629	589,607
StocksPLUS® Fund	814,883	849,265	176,076	241,051
Total Return Fund	116,637,799	99,804,513	8,765,636	7,556,869

5. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$3,810	$0
Real Return Fund	0	213,402
Total Return Fund	91,748	0

6. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Foreign Bond Fund (U.S. Dollar-Hedged)	$105,760	$(41,377)	$64,383
High Yield Fund	265,353	(99,730)	165,623
Low Duration Fund	15,554	(77,505)	(61,951)
Real Return Fund	395,482	(56,976)	338,506
Short-Term Fund	6,334	(6,946)	(612)
StocksPLUS® Fund	3,775	(2,594)	1,181
Total Return Fund	746,779	(555,260)	191,519

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Fund (U.S. Dollar-Hedged)				High Yield Fund				Low Duration Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	57	$597	91	$965	623	$6,070	657	$6,390	366	$3,706	467	$4,776
Other Classes	73,047	781,981	85,012	894,607	159,891	1,563,214	293,133	2,839,577	251,976	2,551,902	583,664	5,961,608
Issued as reinvestment of distributions
Class R	1	14	1	9	32	316	26	252	7	67	7	71
Other Classes	2,589	27,809	7,489	78,682	18,601	182,309	35,343	342,982	18,576	188,108	31,842	325,104
Cost of shares redeemed
Class R	(21)	(222)	(5)	(50)	(160)	(1,569)	(109)	(1,071)	(189)	(1,909)	(152)	(1,549)
Other Classes	(38,590)	(413,678)	(61,983)	(651,003)	(121,316)	(1,182,973)	(413,805)	(4,014,564)	(291,689)	(2,955,075)	(694,525)	(7,091,584)

Net increase (decrease) resultingfrom Fund share transactions	37,083	$396,501	30,605	$323,210	57,671	$567,367	(84,755)	$(826,434)	(20,953)	$(213,201)	(78,697)	$(801,574)

	Real Return Fund				Short-Term Fund				StocksPLUS® Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	1,680	$19,246	3,347	$38,344	12	$113	56	$569	38	$382	141	$1,375
Other Classes	254,880	2,922,310	532,477	6,090,404	218,639	2,191,184	399,984	4,016,446	29,634	289,665	82,509	787,492
Issued as reinvestment of distributions
Class R	85	986	103	1,183	1	7	1	6	2	17	3	33
Other Classes	24,722	285,199	52,798	603,070	5,505	55,176	7,427	74,533	1,248	12,174	8,611	82,262
Cost of shares redeemed
Class R	(737)	(8,481)	(583)	(6,677)	(8)	(76)	(12)	(118)	(11)	(111)	(18)	(177)
Other Classes	(185,014)	(2,124,071)	(287,225)	(3,273,937)	(245,553)	(2,460,532)	(407,155)	(4,087,850)	(57,997)	(559,830)	(120,219)	(1,160,765)

Net increase (decrease) resulting from Fund share transactions	95,616	$1,095,189	300,917	$3,452,387	(21,404)	$(214,128)	301	$3,586	(27,086)	$(257,703)	(28,973)	$(289,780)

	Total Return Fund
	Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	6,813	$73,068	9,232	$99,420
Other Classes	1,320,868	14,164,079	2,074,375	22,288,634
Issued as reinvestment of distributions
Class R	181	1,945	328	3,514
Other Classes	125,039	1,342,644	328,489	3,518,154
Cost of shares redeemed
Class R	(1,656)	(17,736)	(2,502)	(26,810)
Other Classes	(745,914)	(8,000,670)	(1,677,968)	(18,004,078)

Net increase resulting from Fund share transactions	705,331	$7,563,330	731,954	$7,878,834

62  PIMCO Funds Semi-Annual Report  |  09.30.05

8. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Foreign Bond Fund (U.S. Dollar-Hedged)					High Yield Fund			Low Duration Fund
	# of Contracts	Notional Amount In $	Notional Amount In BP		Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	1,811	$85,700	BP	0	$2,673	6,482	$25,000	$1,730	0	$0	$0
Sales	3,587	5,000		8,800	1,480	25,755	113,600	7,240	18,323	55,700	5,105
Closing Buys	(900)	(20,100)		(8,800)	(1,061)	(9,357)	(12,500)	(3,215)	(7,524)	0	(2,323)
Expirations	(3,890)	(52,700)		0	(2,468)	(9,916)	(12,500)	(2,285)	0	0	0
Exercised	(608)	0		0	(230)	0		0	0	0	0

Balance at 09/30/2005	0	$17,900	BP	0	$394	12,964	$113,600	$3,470	10,799	$55,700	$2,782

	Real Return Fund			Short-Term Fund			StocksPLUS® Fund
	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount In BP		Premium
Balance at 03/31/2005	10,512	$400,000	$8,091	378	$18,500	$169	1,213	BP	0	$511
Sales	17,872	479,000	4,763	0	1,692,800	2,507	6,846		4,700	1,472
Closing Buys	(23,870)	(879,000)	(11,434)	0	0	0	(434)		0	(121)
Expirations	0	0	0	0	(1,692,800)	(2,507)	(4,948)		0	(1,092)
Exercised	(769)	0	(170)	0	0	0	(1,837)		0	(551)

Balance at 09/30/2005	3,745	$0	$1,250	378	$18,500	$169	840	BP	4,700	$219

	Total Return Fund
	# of Contracts	Notional Amount In $	Notional Amount In JY		Notional Amount In BP		Premium
Balance at 03/31/2005	127,679	$2,400	JY	0	BP	0	$61,651
Sales	248,383	1,056,900		198,000,000		1,774,100	91,641
Closing Buys	(7,030)	0		0		0	(6,307)
Expirations	(273,627)	(1,400)		0		0	(99,159)
Exercised	(5,300)	0		0		0	(1,301)

Balance at 09/30/2005	90,105	$1,057,900	JY	198,000,000	BP	1,774,100	$46,525

9. Subsequent Events

Effective October 1, 2005, the following Funds have new advisory and/or administrative fee rates:

Advisory Fees:

Fund Name	Classes	Current	New
StocksPLUS® Fund	All	0.40%	0.35%

Administrative Fees:

Fund Name	Classes	Current	New
Low Duration Fund	A, B, C and R	0.40%	0.35%

10. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

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Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2006. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset and All Asset All Authority Funds, each a series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a wide variety of matters relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B. Review Process

In connection with the renewal of the Agreements and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the All Asset and All Asset All Authority Funds. The Board considered RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and the financial strength of the organization.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

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Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreement (Unaudited) (Cont.)

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its peer group and relevant index for the one, three, five and ten year periods ended June 30, 2005. In considering each Fund’s performance, the Board considered a report by Lipper. The Board noted that the Institutional Class Shares of each of the Funds of the Trust had generally and fairly consistently outperformed its respective benchmark, with the exception of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund and Short Duration Municipal Income Fund (the “Municipal Funds”). The Board noted that each of the Municipal Funds had underperformed in comparison to its respective benchmark indexes on a before-fee and net-of-fees basis for the preceding three- and five-year periods. The Board discussed the performance of the Municipal Funds with PIMCO, which responded that it was implementing changes to the funds’ investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board also noted that each of the Convertible Fund, Long-Term U.S. Government Fund, Money Market Fund and Real Return Fund II, had underperformed its respective benchmark index on a net of fees basis by a small margin, but outperformed its respective benchmark index before fees for the three- and five-year periods ended June 30, 2005. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders.

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was received by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels. The Board also considered PIMCO’s current proposal to reduce the advisory and administrative fees for certain funds.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Sub-Advisory Agreement will likely benefit the Funds and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

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With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory and unified administrative fees on several Funds and share classes. The Board concluded that the Funds’ cost structure was reasonable and that unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Sub-Advisory Agreement. The Board concluded that the Agreements and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

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PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond PIMCO Short-Term PIMCO Low Duration Core Bond PIMCO Total Return Credit Strategy PIMCO High Yield	International PIMCO Foreign Bond (U.S. Dollar-Hedged) Real Return Strategy PIMCO Real Return Equity-Related PIMCO StocksPLUS®	Value Stock OCC Value NFJ Dividend Value OCC Renaissance NFJ Small-Cap Value Blend Stock PEA Equity Premium Strategy CCM Capital Appreciation CCM Mid-Cap	Growth Stock RCM Large-Cap Growth PEA Growth RCM Mid-Cap International Stock NACM Global

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read the prospectus carefully before you invest or send money.

*	As of 9/30/05 according to SimFunds.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ060SA_13270

SEMI-ANNUAL REPORT

September 30, 2005

Private Account Portfolio Series

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the “Securities Act”). The enclosed Semi-Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this Semi-Annual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds. At the end of the fiscal half-year on September 30, 2005, the net assets of the Portfolios stood at approximately $26 billion.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the U.S. high-grade bond market, returned 2.31% for this six-month period ended September 30, 2005. The Federal Reserve continued its interest rate tightening cycle during the six-month period. The federal funds rate was 3.75% as of September 30, 2005 after the Fed increased rates four times during the six-month period. However, the yield on the benchmark ten-year Treasury decreased 0.16% during the period to end at 4.32%. Interest rates on the short-end of the yield curve followed the Fed’s actions and increased during the period, while interest rates for securities maturing in more than five years generally decreased.

On the following pages you will find specific details as to each Portfolio’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our web site at www.allianzinvestors.com or our investment manager’s web site at www.pimco.com.

Sincerely,

Brent R. Harris
Chairman of the Board, PIMCO Funds
October 31, 2005

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Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

The longer-term performance of many bond funds has benefited from capital gains, in part, resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, emerging markets risk, currency risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk and specific sector investment risks. A description of these risks is contained in the Portfolios’ offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from these portfolios may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Semi-Annual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

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Important Information (Cont.)

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2005 to September 30, 2005.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel or extraordinary expenses.

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Asset-Backed Securities Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Asset-Backed Securities Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Asset-Backed Securities Index
10/31/2000	5,000,000	5,000,000	5,000,000
11/30/2000	5,130,000	5,025,550	5,071,500
12/31/2000	5,227,452	5,051,984	5,170,392
01/31/2001	5,283,063	5,078,053	5,256,221
02/28/2001	5,338,674	5,099,990	5,307,734
03/31/2001	5,379,080	5,122,480	5,341,703
04/30/2001	5,363,799	5,142,151	5,345,975
05/31/2001	5,419,831	5,160,971	5,382,329
06/30/2001	5,462,340	5,177,538	5,399,552
07/31/2001	5,622,693	5,193,795	5,505,923
08/31/2001	5,689,938	5,209,585	5,568,141
09/30/2001	5,816,771	5,224,536	5,678,946
10/31/2001	5,953,143	5,238,224	5,759,020
11/30/2001	5,848,242	5,249,382	5,699,906
12/31/2001	5,838,283	5,258,568	5,678,248
01/31/2002	5,882,056	5,266,771	5,715,724
02/28/2002	5,947,717	5,273,828	5,768,308
03/31/2002	5,872,319	5,281,582	5,705,434
04/30/2002	5,999,020	5,289,187	5,817,831
05/31/2002	6,059,616	5,297,067	5,859,138
06/30/2002	6,127,139	5,304,482	5,931,145
07/31/2002	6,204,838	5,312,228	6,012,994
08/31/2002	6,299,187	5,319,930	6,058,692
09/30/2002	6,380,000	5,327,272	6,124,126
10/31/2002	6,351,968	5,334,677	6,090,680
11/30/2002	6,301,511	5,341,505	6,066,491
12/31/2002	6,345,712	5,347,915	6,163,368
01/31/2003	6,334,164	5,353,744	6,170,737
02/28/2003	6,391,904	5,358,669	6,243,826
03/31/2003	6,397,974	5,364,081	6,256,337
04/30/2003	6,438,689	5,369,177	6,286,315
05/31/2003	6,508,485	5,374,385	6,372,198
06/30/2003	6,497,953	5,379,276	6,372,216
07/31/2003	6,327,573	5,383,956	6,260,262
08/31/2003	6,368,699	5,388,372	6,271,880
09/30/2003	6,475,007	5,392,467	6,390,359
10/31/2003	6,451,245	5,396,835	6,351,083
11/30/2003	6,480,947	5,401,044	6,356,646
12/31/2003	6,536,583	5,405,365	6,410,507
01/31/2004	6,573,688	5,409,635	6,453,560
02/29/2004	6,641,713	5,413,584	6,517,282
03/31/2004	6,698,250	5,417,861	6,558,229
04/30/2004	6,586,509	5,422,033	6,448,730
05/31/2004	6,561,677	5,426,425	6,440,040
06/30/2004	6,600,671	5,430,874	6,439,347
07/31/2004	6,663,237	5,436,034	6,481,905
08/31/2004	6,744,572	5,441,904	6,567,425
09/30/2004	6,764,486	5,448,380	6,578,612
10/31/2004	6,827,587	5,455,681	6,613,259
11/30/2004	6,777,106	5,463,428	6,573,196
12/31/2004	6,836,543	5,472,443	6,603,086
01/31/2005	6,862,220	5,482,239	6,619,437
02/28/2005	6,842,962	5,491,887	6,594,521
03/31/2005	6,855,169	5,503,420	6,580,889
04/30/2005	6,926,509	5,515,418	6,641,425
05/31/2005	6,971,908	5,528,489	6,686,162
06/30/2005	7,014,516	5,541,481	6,707,851
07/31/2005	6,988,318	5,555,501	6,668,711
08/31/2005	7,073,461	5,570,334	6,735,186
09/30/2005	7,044,451	5,585,541	6,702,062

SECTOR BREAKDOWN‡

Asset-Backed Securities	54.9%
Mortgage-Backed Securities	25.0%
U.S. Government Agencies	17.0%
Other	3.1%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception (10/31/00)	**
Asset-Backed Securities Portfolio	2.76%		4.14%	7.22%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.28%
Lehman Brothers Asset-Backed Securities Index	1.84%		1.88%	6.14%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** Index Comparisons began on 10/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,027.60	$1,016.70
Expenses Paid During Period†	$8.49	$8.44

†	Expenses are equal to the Portfolio’s annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities of varying maturities, which may be represented by options, futures contracts or swap agreements.

•	For the six-month period ended September 30, 2005, the Portfolio returned 2.76%, outperforming the 1.84% return of the benchmark Lehman Brothers Asset-Backed Securities Index for the same period.

•	Tactical adjustments to duration exposure, or sensitivity to changes in market interest rates, was slightly positive for performance. Treasury yields were volatile over the six-month period; ten-year rates ended the period at 4.32%, compared to 4.48% on March 31, 2005.

•	An overweight to Home Equity asset-backed securities (“ABS”) aided returns, as the high quality and stability of this segment resisted pressures from rising interest rates.

•	An underweight to auto ABS was also slightly positive for returns, as this segment underperformed the index.

•	A tactical emphasis on the Commercial and Residential Mortgage-Backed Securities sector was a modest drag on returns relative to the strong performance of the ABS sector.

4  Semi-Annual Report  |  09.30.05

Developing Local Markets Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Developing Local Markets Portfolio	Citigroup 3-Month Treasury Bill Index	JPMorgan Emerging Local Markets Index Plus (Unhedged)
07/31/2004	5,000,000	5,000,000	5,000,000
08/31/2004	5,050,000	5,005,400	5,013,535
09/30/2004	5,130,790	5,011,356	5,111,701
10/31/2004	5,235,908	5,018,072	5,214,276
11/30/2004	5,466,168	5,025,197	5,424,985
12/31/2004	5,629,433	5,033,489	5,582,221
01/31/2005	5,583,748	5,042,499	5,538,594
02/28/2005	5,715,727	5,051,374	5,672,956
03/31/2005	5,598,860	5,061,982	5,556,299
04/30/2005	5,629,455	5,073,017	5,554,835
05/31/2005	5,609,059	5,085,040	5,516,918
06/30/2005	5,651,951	5,096,990	5,540,559
07/31/2005	5,687,852	5,109,885	5,601,889
08/31/2005	5,749,398	5,123,528	5,642,044
09/30/2005	5,767,508	5,137,516	5,659,533

SECTOR BREAKDOWN‡

Short-Term Instruments	71.2%
Asset-Backed Securities	15.4%
Corporate Bonds & Notes	6.6%
Sovereign Issues	4.2%
Other	2.6%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception (07/30/04)**
Developing Local Markets Portfolio	3.01%		12.41%	12.98%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	1.86%		10.72%	11.21%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** Index Comparisons began on 07/30/04.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,030.10	$1,024.47
Expenses Paid During Period†	$0.61	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Developing Local Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of currencies of emerging market countries or fixed-income instruments denominated in currencies of emerging market countries, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

•	The Portfolio returned 3.01% during the six-month period ended September 30, 2005, outperforming its benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), which returned 1.86% over the same time period.

•	An overweight position in Brazil contributed to relative returns, as strong economic fundamentals contributed to appreciation of the currency and high local rates provided attractive carry*.

•	An overweight to Chile also contributed to relative performance as a solid and sustainable economic upswing supports a strong currency and increases the likelihood of higher interest rates.

•	An underweight to Turkey detracted from relative returns, as the currency appreciated and local securities provided high levels of yield.

•	Underweights to Czech and Hungary were positive, as the weakness in the Euro hurt both countries’ currencies.

•	An overweight to South Korea hurt returns, as positive carry* was not high enough to offset the weakness in the currency.

•	An overweight to Peru was negative; recent hikes from the U.S. Federal Reserve decreased interest rate differentials, as well-contained inflation in Peru keeps rates relatively low. Low carry* versus offshore assets sparked selling from locals causing the currency to drop.

*	Carry: interest rate differentials, e.g. the differential in short-term rates between the U.S. and the underlying country.

09.30.05  |  Semi-Annual Report  5

Emerging Markets Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Emerging Markets Portfolio	Citigroup 3-Month Treasury Bill Index	Emerging Markets Sector Fund Index
04/30/1998	5,000,000	5,000,000	5,000,000
05/31/1998	4,944,400	5,021,600	5,047,428
06/30/1998	4,891,710	5,042,239	5,090,235
07/31/1998	5,001,037	5,063,568	5,101,064
08/31/1998	4,265,043	5,085,139	5,184,080
09/30/1998	4,536,231	5,105,936	5,305,472
10/31/1998	4,749,812	5,126,463	5,277,418
11/30/1998	5,137,475	5,145,328	5,307,372
12/31/1998	5,122,302	5,164,366	5,323,329
01/31/1999	5,110,595	5,183,628	5,361,325
02/28/1999	5,142,926	5,201,305	5,267,734
03/31/1999	5,296,664	5,221,174	5,296,926
04/30/1999	5,438,686	5,240,493	5,313,704
05/31/1999	5,274,822	5,260,616	5,267,162
06/30/1999	5,334,460	5,280,132	5,250,379
07/31/1999	5,345,462	5,300,778	5,228,031
08/31/1999	5,349,303	5,321,769	5,225,370
09/30/1999	5,457,620	5,342,630	5,286,033
10/31/1999	5,547,013	5,364,428	5,305,536
11/30/1999	5,655,067	5,386,101	5,305,158
12/31/1999	5,752,317	5,409,099	5,279,572
01/31/2000	5,696,409	5,432,846	5,203,021
02/29/2000	5,851,645	5,455,989	5,371,731
03/31/2000	5,876,326	5,481,577	5,398,143
04/30/2000	5,786,748	5,507,287	5,316,713
05/31/2000	5,655,366	5,534,217	5,189,641
06/30/2000	5,882,949	5,560,172	5,386,330
07/31/2000	6,004,247	5,587,083	5,490,451
08/31/2000	6,180,129	5,614,740	5,658,634
09/30/2000	6,069,929	5,642,645	5,578,139
10/31/2000	5,970,828	5,672,213	5,476,057
11/30/2000	6,032,766	5,701,197	5,520,962
12/31/2000	6,281,231	5,731,185	5,763,332
01/31/2001	6,430,168	5,760,759	5,935,081
02/28/2001	6,443,119	5,785,645	5,959,414
03/31/2001	6,482,300	5,811,160	6,005,901
04/30/2001	6,443,053	5,833,475	5,945,959
05/31/2001	6,560,794	5,854,825	6,094,608
06/30/2001	6,751,888	5,873,620	6,224,426
07/31/2001	6,838,451	5,892,063	6,166,593
08/31/2001	6,911,696	5,909,975	6,360,386
09/30/2001	6,782,173	5,926,936	6,230,639
10/31/2001	7,089,213	5,942,464	6,324,623
11/30/2001	7,328,022	5,955,122	6,383,446
12/31/2001	7,390,112	5,965,543	6,433,027
01/31/2002	7,522,327	5,974,850	6,514,726
02/28/2002	7,675,418	5,982,856	6,652,840
03/31/2002	7,632,274	5,991,651	6,637,540
04/30/2002	7,716,609	6,000,279	6,708,559
05/31/2002	7,716,609	6,009,219	6,735,394
06/30/2002	7,410,562	6,017,631	6,572,549
07/31/2002	7,160,688	6,026,417	6,405,133
08/31/2002	7,553,347	6,035,155	6,745,163
09/30/2002	7,343,183	6,043,484	6,650,159
10/31/2002	7,787,122	6,051,884	7,014,582
11/30/2002	7,983,619	6,059,631	7,168,887
12/31/2002	8,321,912	6,066,902	7,405,462
01/31/2003	8,512,606	6,073,515	7,500,253
02/28/2003	8,817,717	6,079,102	7,686,874
03/31/2003	9,118,878	6,085,242	7,818,765
04/30/2003	9,613,042	6,091,023	8,113,219
05/31/2003	9,906,452	6,096,932	8,397,077
06/30/2003	9,912,372	6,102,480	8,375,918
07/31/2003	9,596,943	6,107,789	8,085,946
08/31/2003	9,833,515	6,112,798	8,216,868
09/30/2003	10,119,009	6,117,444	8,487,326
10/31/2003	10,183,307	6,122,399	8,483,720
11/30/2003	10,311,905	6,127,174	8,564,315
12/31/2003	10,554,353	6,132,076	8,744,808
01/31/2004	10,639,699	6,136,920	8,794,697
02/29/2004	10,658,664	6,141,400	8,850,586
03/31/2004	10,877,377	6,146,252	9,035,456
04/30/2004	10,239,771	6,150,985	8,601,714
05/31/2004	10,154,122	6,155,967	8,490,281
06/30/2004	10,365,217	6,161,015	8,619,039
07/31/2004	10,596,626	6,166,868	8,808,142
08/31/2004	11,069,087	6,173,528	9,128,973
09/30/2004	11,204,745	6,180,875	9,232,801
10/31/2004	11,391,491	6,189,157	9,373,402
11/30/2004	11,499,607	6,197,946	9,407,245
12/31/2004	11,824,646	6,208,172	9,630,242
01/31/2005	11,929,568	6,219,285	9,692,656
02/28/2005	11,992,521	6,230,231	9,752,320
03/31/2005	11,693,465	6,243,314	9,507,333
04/30/2005	11,971,881	6,256,925	9,684,364
05/31/2005	12,368,088	6,271,754	9,956,738
06/30/2005	12,562,494	6,286,492	10,092,867
07/31/2005	12,540,797	6,302,397	10,059,447
08/31/2005	12,801,160	6,319,224	10,243,218
09/30/2005	13,002,234	6,336,476	10,348,041

COUNTRY ALLOCATION‡

Brazil	25.4%
Short-Term Instruments	19.1%
Russia	15.9%
Mexico	11.9%
Panama	3.9%
Peru	3.5%
United States	3.2%
Tunisia	2.7%
Ecuador	2.6%
Ukraine	2.6%
Other	9.2%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception	(04/03/98)**
Emerging Markets Portfolio	11.19%		16.04%	16.46%	13.53%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	3.27%
Emerging Markets Sector Fund Index***	8.84%		12.08%	13.16%	10.26%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** Index Comparisons began on 03/31/98.
*** Emerging Markets Sector Fund Index consists of custom weights of selected countries within the Emerging Markets Bond Index from JP Morgan.
It is not possible to invest directly in such an unmanaged index.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,111.90	$1,024.47
Expenses Paid During Period†	$0.64	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by options, futures contracts, swap agreements or mortgage- or asset-backed securities.

•	The Portfolio returned 11.19% for the six-month period ended September 30, 2005, outperforming its customized benchmark Emerging Markets Sector Fund Index return of 8.84%.

•	An overweight to Russia was positive for relative performance; as one of the strongest performers during the six-month period, Russia benefited from a new high of $156.2 billion in international reserves, strong oil prices and news of rating upgrade to BBB from BBB- by Fitch.

•	An overweight to Brazil was positive; Brazilian bonds outperformed the market on waning political noise and strong economic data.

•	An underweight position in the Philippines slightly helped performance, especially in the second quarter, when spreads spiked on political noise.

•	An underweight to Turkey added to relative returns. Turkey underperformed, as the situation regarding Turkey’s entry negotiations with European Union (“EU”) still remains fluid.

•	An overweight to Ukraine hurt relative performance. Despite Fitch’s confirmation of its positive rating outlook, the bonds lagged the overall market due to political concerns in the third quarter.

•	Despite U.S. dollar strength during the six-month period, modest emerging market currency exposure was positive, as attractive carry offset currency depreciation.

6  Semi-Annual Report  |  09.30.05

High Yield Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	High Yield Portfolio	Citigroup 3-Month Treasury Bill Index	Merrill Lynch US High Yield, BB-B Rated Index
12/31/2000	5,000,000	5,000,000	5,000,000
01/31/2001	5,252,838	5,025,801	5,312,451
02/28/2001	5,237,358	5,047,512	5,378,059
03/31/2001	5,010,239	5,069,771	5,280,394
04/30/2001	4,889,700	5,089,240	5,227,063
05/31/2001	4,894,941	5,107,866	5,306,721
06/30/2001	4,750,311	5,124,263	5,183,552
07/31/2001	4,820,089	5,140,352	5,260,634
08/31/2001	4,846,927	5,155,979	5,306,558
09/30/2001	4,594,269	5,170,776	4,985,935
10/31/2001	4,687,470	5,184,324	5,148,078
11/30/2001	4,764,224	5,195,367	5,316,988
12/31/2001	4,752,885	5,204,458	5,269,984
01/31/2002	4,776,041	5,212,578	5,295,806
02/28/2002	4,747,096	5,219,562	5,246,927
03/31/2002	4,802,011	5,227,236	5,360,050
04/30/2002	4,843,104	5,234,762	5,430,536
05/31/2002	4,813,752	5,242,562	5,420,162
06/30/2002	4,529,565	5,249,900	5,026,333
07/31/2002	4,206,025	5,257,566	4,830,760
08/31/2002	4,397,752	5,265,189	4,983,265
09/30/2002	4,262,343	5,272,456	4,907,571
10/31/2002	4,324,206	5,279,784	4,862,815
11/30/2002	4,577,843	5,286,542	5,145,585
12/31/2002	4,654,347	5,292,886	5,201,776
01/31/2003	4,768,177	5,298,655	5,318,400
02/28/2003	4,844,063	5,303,530	5,379,934
03/31/2003	4,975,225	5,308,886	5,501,842
04/30/2003	5,265,232	5,313,930	5,767,086
05/31/2003	5,303,899	5,319,084	5,805,611
06/30/2003	5,440,473	5,323,925	5,954,989
07/31/2003	5,341,194	5,328,557	5,856,137
08/31/2003	5,433,855	5,332,926	5,923,307
09/30/2003	5,571,264	5,336,979	6,070,322
10/31/2003	5,700,512	5,341,302	6,181,228
11/30/2003	5,761,735	5,345,469	6,260,162
12/31/2003	5,921,211	5,349,745	6,395,506
01/31/2004	5,977,138	5,353,971	6,478,072
02/29/2004	5,949,174	5,357,880	6,492,131
03/31/2004	5,957,818	5,362,112	6,549,649
04/30/2004	5,936,464	5,366,241	6,494,305
05/31/2004	5,872,401	5,370,588	6,390,203
06/30/2004	5,933,628	5,374,992	6,471,229
07/31/2004	6,013,518	5,380,098	6,573,151
08/31/2004	6,122,458	5,385,909	6,695,280
09/30/2004	6,213,833	5,392,318	6,785,667
10/31/2004	6,348,105	5,399,543	6,905,297
11/30/2004	6,415,241	5,407,211	6,947,491
12/31/2004	6,510,015	5,416,133	7,030,652
01/31/2005	6,517,611	5,425,828	7,035,572
02/28/2005	6,616,363	5,435,377	7,131,748
03/31/2005	6,448,524	5,446,791	6,939,906
04/30/2005	6,370,360	5,458,665	6,900,902
05/31/2005	6,526,688	5,471,602	7,026,913
06/30/2005	6,642,104	5,484,461	7,151,711
07/31/2005	6,737,445	5,498,336	7,248,473
08/31/2005	6,761,280	5,513,017	7,272,683
09/30/2005	6,715,171	5,528,067	7,207,665

SECTOR BREAKDOWN‡

Industrials	59.9%
Utilities	17.6%
Banking & Finance	15.2%
Short-Term Instruments	2.5%
Bank Loan Obligations	2.1%
Other	2.7%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception (12/08/00)	**
High Yield Portfolio	4.14%		8.07%	6.73%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.21%
Merrill Lynch US High Yield, BB-B Rated, Index	3.86%		6.22%	8.46%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** IndexComparisons began on 11/30/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,041.40	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Portfolio returned 4.14% for the six-month period ended September 30, 2005, outperforming the 3.86% return of the Merrill Lynch US High Yield, BB-B Rated, Index for the same period.

•	An overweight to telecom, one of the top-performing sectors, coupled with strong security selection in the industry category, contributed significantly to outperformance over the period.

•	As construction activity slowed, placing building products among the worst-performing high-yield industries, an underweight to the sector helped relative performance.

•	The Transportation sector underperformed over the period, weighed down by airlines. Our emphasis on higher-quality securitized bonds in the sector proved to be very beneficial.

•	While an overweight to energy was positive, as the sector rallied alongside a surge in energy prices, security selection in the sector detracted from returns.

•	As metals and mining bonds outperformed over the period, an underweight to the sector was a negative for relative performance.

09.30.05  |  Semi-Annual Report  7

International Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	International Portfolio	Citigroup 3-Month Treasury Bill Index	JPMorgan Government Bond Indicies Global ex-US Index Hedged in USD

12/31/1989	5,000,000	5,000,000	5,000,000
01/31/1990	4,944,945	5,032,999	4,894,002
02/28/1990	4,859,860	5,063,247	4,822,549
03/31/1990	4,924,925	5,097,222	4,826,888
04/30/1990	4,894,711	5,130,507	4,824,957
05/31/1990	4,980,318	5,165,137	4,945,583
06/30/1990	5,060,889	5,198,815	4,971,299
07/31/1990	5,189,338	5,233,230	4,995,162
08/31/1990	5,101,993	5,267,300	4,923,731
09/30/1990	5,096,855	5,299,640	4,900,097
10/31/1990	5,191,047	5,332,656	5,035,831
11/30/1990	5,295,705	5,364,279	5,113,886
12/31/1990	5,353,791	5,396,144	5,164,511
01/31/1991	5,461,621	5,426,794	5,262,640
02/28/1991	5,537,103	5,453,222	5,343,157
03/31/1991	5,493,971	5,481,524	5,351,704
04/30/1991	5,571,350	5,508,000	5,390,773
05/31/1991	5,598,986	5,534,659	5,432,283
06/30/1991	5,576,878	5,560,230	5,392,084
07/31/1991	5,627,372	5,586,751	5,422,820
08/31/1991	5,756,415	5,613,065	5,504,703
09/30/1991	5,868,626	5,637,986	5,585,071
10/31/1991	5,919,955	5,662,738	5,629,192
11/30/1991	5,937,064	5,685,275	5,634,259
12/31/1991	6,117,563	5,706,595	5,727,223
01/31/1992	6,123,555	5,726,339	5,781,061
02/29/1992	6,153,514	5,744,206	5,800,139
03/31/1992	6,096,592	5,763,736	5,758,379
04/30/1992	6,127,014	5,782,411	5,783,140
05/31/1992	6,212,196	5,801,435	5,836,343
06/30/1992	6,193,943	5,819,129	5,828,173
07/31/1992	6,193,943	5,836,587	5,809,522
08/31/1992	6,193,943	5,853,221	5,810,685
09/30/1992	6,298,508	5,867,912	5,890,873
10/31/1992	6,465,397	5,882,758	6,010,455
11/30/1992	6,465,397	5,897,406	6,001,441
12/31/1992	6,545,751	5,913,212	6,069,258
01/31/1993	6,570,432	5,929,000	6,124,490
02/28/1993	6,704,914	5,942,754	6,235,345
03/31/1993	6,743,338	5,957,731	6,239,086
04/30/1993	6,717,722	5,972,208	6,239,709
05/31/1993	6,763,200	5,987,437	6,274,653
06/30/1993	6,912,627	6,002,405	6,402,655
07/31/1993	6,997,086	6,018,132	6,474,365
08/31/1993	7,128,240	6,033,839	6,609,031
09/30/1993	7,141,356	6,048,864	6,637,449
10/31/1993	7,252,837	6,064,469	6,725,728
11/30/1993	7,292,542	6,079,812	6,772,807
12/31/1993	7,480,184	6,095,863	6,913,004
01/31/1994	7,466,522	6,111,835	6,878,440
02/28/1994	7,271,176	6,126,626	6,723,674
03/31/1994	7,184,356	6,143,903	6,662,489
04/30/1994	7,133,711	6,162,212	6,615,184
05/31/1994	6,943,674	6,182,670	6,541,754
06/30/1994	6,768,255	6,203,629	6,475,028
07/31/1994	6,804,801	6,226,087	6,517,762
08/31/1994	6,723,527	6,249,248	6,455,193
09/30/1994	6,686,585	6,272,682	6,461,002
10/31/1994	6,716,139	6,298,337	6,486,200
11/30/1994	6,775,247	6,325,041	6,577,654
12/31/1994	6,768,742	6,354,390	6,562,527
01/31/1995	6,845,010	6,383,875	6,634,060
02/28/1995	6,940,344	6,411,964	6,719,640
03/31/1995	7,092,879	6,443,574	6,856,718
04/30/1995	7,226,348	6,474,568	6,965,740
05/31/1995	7,283,548	6,506,552	7,194,219
06/30/1995	7,216,814	6,537,394	7,170,476
07/31/1995	7,359,816	6,568,905	7,260,826
08/31/1995	7,512,351	6,600,040	7,323,992
09/30/1995	7,579,085	6,629,675	7,439,711
10/31/1995	7,741,153	6,660,104	7,523,038
11/30/1995	8,028,929	6,689,542	7,687,792
12/31/1995	8,172,816	6,720,181	7,759,288
01/31/1996	8,323,303	6,750,354	7,853,176
02/29/1996	8,071,081	6,777,963	7,760,509
03/31/1996	8,162,452	6,806,702	7,824,921
04/30/1996	8,314,737	6,834,746	7,918,820
05/31/1996	8,294,432	6,864,067	7,972,668
06/30/1996	8,406,606	6,892,827	8,038,841
07/31/1996	8,518,966	6,922,743	8,099,132
08/31/1996	8,682,399	6,953,132	8,206,850
09/30/1996	8,938,478	6,982,893	8,381,658
10/31/1996	9,277,524	7,013,478	8,519,953
11/30/1996	9,585,748	7,042,935	8,690,353
12/31/1996	9,541,698	7,073,148	8,702,521
01/31/1997	9,589,950	7,103,775	8,811,304
02/28/1997	9,650,264	7,131,551	8,867,695
03/31/1997	9,456,645	7,162,645	8,820,698
04/30/1997	9,529,482	7,193,156	8,915,963
05/31/1997	9,711,574	7,224,950	8,962,325
06/30/1997	9,917,871	7,255,296	9,114,683
07/31/1997	10,149,939	7,286,566	9,259,609
08/31/1997	10,027,798	7,317,972	9,270,720
09/30/1997	10,224,042	7,348,998	9,434,811
10/31/1997	10,088,868	7,381,040	9,495,192
11/30/1997	10,150,311	7,412,114	9,563,560
12/31/1997	10,134,127	7,444,283	9,687,886
01/31/1998	10,367,431	7,477,113	9,816,715
02/28/1998	10,323,686	7,506,872	9,904,106
03/31/1998	10,542,817	7,540,202	9,992,250
04/30/1998	10,601,551	7,572,172	10,043,212
05/31/1998	10,807,121	7,604,885	10,180,804
06/30/1998	10,940,178	7,636,140	10,224,581
07/31/1998	10,940,178	7,668,442	10,319,668
08/31/1998	10,688,849	7,701,109	10,522,966
09/30/1998	10,956,920	7,732,606	10,772,362
10/31/1998	10,778,275	7,763,692	10,756,203
11/30/1998	10,867,598	7,792,262	10,872,370
12/31/1998	11,270,457	7,821,093	10,859,322
01/31/1999	11,396,384	7,850,266	10,993,977
02/28/1999	11,097,307	7,877,036	10,920,319
03/31/1999	11,144,530	7,907,125	11,050,270
04/30/1999	11,160,271	7,936,383	11,190,608
05/31/1999	10,939,899	7,966,858	11,144,727
06/30/1999	10,924,617	7,996,414	10,971,984
07/31/1999	10,908,762	8,027,681	10,943,457
08/31/1999	10,861,194	8,059,471	10,963,155
09/30/1999	10,988,621	8,091,064	11,004,817
10/31/1999	10,972,649	8,124,075	11,031,228
11/30/1999	10,924,733	8,156,897	11,095,206
12/31/1999	11,003,998	8,191,726	11,128,492
01/31/2000	10,938,693	8,227,689	11,129,607
02/29/2000	10,922,366	8,262,738	11,211,964
03/31/2000	11,069,547	8,301,490	11,375,657
04/30/2000	11,020,203	8,340,425	11,437,085
05/31/2000	11,135,340	8,381,210	11,528,579
06/30/2000	11,250,597	8,420,517	11,583,916
07/31/2000	11,300,305	8,461,272	11,667,320
08/31/2000	11,300,305	8,503,155	11,669,652
09/30/2000	11,383,888	8,545,416	11,770,012
10/31/2000	11,400,579	8,590,195	11,865,348
11/30/2000	11,617,574	8,634,090	12,075,364
12/31/2000	11,843,083	8,679,505	12,209,400
01/31/2001	12,033,264	8,724,293	12,354,192
02/28/2001	12,119,709	8,761,981	12,460,339
03/31/2001	12,274,582	8,800,621	12,554,379
04/30/2001	11,752,260	8,834,416	12,469,309
05/31/2001	11,543,331	8,866,749	12,534,149
06/30/2001	11,583,758	8,895,212	12,603,088
07/31/2001	12,164,706	8,923,143	12,717,775
08/31/2001	12,534,401	8,950,270	12,824,606
09/30/2001	12,919,899	8,975,956	12,877,187
10/31/2001	13,760,945	8,999,473	13,112,839
11/30/2001	13,349,370	9,018,642	13,056,452
12/31/2001	13,094,399	9,034,424	12,948,085
01/31/2002	13,554,202	9,048,518	12,962,329
02/28/2002	13,954,031	9,060,643	12,973,994
03/31/2002	13,075,219	9,073,963	12,907,829
04/30/2002	13,315,867	9,087,029	13,012,382
05/31/2002	13,315,867	9,100,568	13,029,153
06/30/2002	13,583,820	9,113,307	13,197,377
07/31/2002	13,624,673	9,126,614	13,325,390
08/31/2002	13,461,259	9,139,847	13,485,295
09/30/2002	13,901,122	9,152,461	13,639,028
10/31/2002	13,552,569	9,165,182	13,633,339
11/30/2002	13,983,135	9,176,914	13,658,436
12/31/2002	14,613,804	9,187,926	13,855,117
01/31/2003	15,278,068	9,197,940	13,963,687
02/28/2003	15,749,481	9,206,402	14,059,578
03/31/2003	15,470,918	9,215,701	14,042,205
04/30/2003	15,535,202	9,224,456	14,073,611
05/31/2003	16,092,326	9,233,403	14,296,990
06/30/2003	16,199,466	9,241,806	14,222,923
07/31/2003	15,106,645	9,249,847	14,065,017
08/31/2003	15,706,625	9,257,432	13,963,625
09/30/2003	16,263,749	9,264,468	14,117,015
10/31/2003	15,535,202	9,271,972	13,985,203
11/30/2003	15,278,068	9,279,204	13,997,939
12/31/2003	16,081,099	9,286,627	14,129,010
01/31/2004	16,168,655	9,293,964	14,192,381
02/29/2004	16,606,435	9,300,748	14,327,842
03/31/2004	17,248,511	9,308,096	14,366,359
04/30/2004	16,752,361	9,315,263	14,253,898
05/31/2004	16,577,249	9,322,809	14,229,724
06/30/2004	16,534,769	9,330,453	14,212,042
07/31/2004	16,653,086	9,339,317	14,269,107
08/31/2004	17,067,195	9,349,404	14,470,907
09/30/2004	17,111,216	9,360,530	14,553,568
10/31/2004	17,504,230	9,373,073	14,645,998
11/30/2004	18,048,403	9,386,382	14,773,050
12/31/2004	18,280,482	9,401,870	14,864,676
01/31/2005	18,567,110	9,418,699	15,009,719
02/28/2005	18,376,025	9,435,276	14,937,692
03/31/2005	18,696,150	9,455,090	15,051,514
04/30/2005	18,791,864	9,475,702	15,241,690
05/31/2005	18,919,483	9,498,160	15,368,371
06/30/2005	19,092,123	9,520,480	15,534,312
07/31/2005	19,027,073	9,544,567	15,465,253
08/31/2005	19,319,797	9,570,051	15,590,821
09/30/2005	19,029,572	9,596,178	15,574,004

SECTOR BREAKDOWN‡

German Treasury Bills	21.4%
United States	17.7%
French Treasury Bills	17.3%
Japan	11.3%
Commercial Paper	8.7%
Spanish Treasury Bills	6.8%
France	3.6%
U.K. Treasury Bills	3.1%
Germany	2.7%
U.S. Treasury Bills	2.5%
Other	4.9%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	10 Years	Inception (12/13/89)**
International Portfolio	1.78%		11.21%	10.82%	9.64%	8.85%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	3.77%	4.25%
JPMorgan Government Bond Indicies Global ex-US Index Hedged in USD	3.47%		7.01%	5.76%	7.67%	7.46%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** Index Comparisons began on 11/30/89.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,017.80	$1,024.47
Expenses Paid During Period†	$0.61	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•	The Portfolio returned 1.78% for the six-month period ended September 30, 2005, underperforming the 3.47% return of the JPMorgan Government Bond Indicies Global ex-US Index Hedged in USD.

•	Euroland duration overweight relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns in the region.

•	U.S. duration strategies were negative for performance; the Portfolio maintained a below-benchmark duration positioning as intermediate U.S. yields trended downward.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was positive for performance, as JGB yields rose over the period as investors began to price in a risk premium for the growing prospect of a change in the Bank of Japan’s monetary policy.

•	A long position in the Japanese Yen relative to the U.S. dollar detracted from performance as the U.S. dollar rallied, supported by interest rate differentials between the two regions.

8  Semi-Annual Report  |  09.30.05

Investment Grade Corporate Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Investment Grade Corporate Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,060,120	5,021,300	5,047,502
03/31/2000	5,115,509	5,044,849	5,085,355
04/30/2000	5,080,160	5,068,510	5,032,471
05/31/2000	5,090,260	5,093,295	5,010,829
06/30/2000	5,186,549	5,117,182	5,143,615
07/31/2000	5,227,630	5,141,949	5,207,398
08/31/2000	5,294,388	5,167,402	5,273,011
09/30/2000	5,341,134	5,193,084	5,296,213
10/31/2000	5,351,556	5,220,296	5,291,975
11/30/2000	5,424,508	5,246,972	5,355,477
12/31/2000	5,504,589	5,274,571	5,451,339
01/31/2001	5,606,525	5,301,788	5,612,158
02/28/2001	5,665,541	5,324,691	5,656,490
03/31/2001	5,708,401	5,348,173	5,691,564
04/30/2001	5,703,006	5,368,711	5,672,209
05/31/2001	5,751,565	5,388,360	5,730,068
06/30/2001	5,773,561	5,405,657	5,760,437
07/31/2001	5,932,115	5,422,630	5,916,546
08/31/2001	6,019,593	5,439,115	5,997,011
09/30/2001	6,093,290	5,454,725	5,964,625
10/31/2001	6,181,759	5,469,016	6,116,722
11/30/2001	6,093,290	5,480,666	6,067,790
12/31/2001	6,082,761	5,490,256	6,024,100
01/31/2002	6,116,648	5,498,822	6,076,512
02/28/2002	6,122,296	5,506,190	6,114,184
03/31/2002	6,036,071	5,514,285	6,002,909
04/30/2002	6,121,730	5,522,225	6,073,142
05/31/2002	6,110,309	5,530,452	6,156,345
06/30/2002	5,949,690	5,538,194	6,144,031
07/31/2002	5,700,579	5,546,281	6,104,093
08/31/2002	6,036,589	5,554,323	6,273,789
09/30/2002	5,979,543	5,561,988	6,382,325
10/31/2002	5,950,029	5,569,719	6,289,141
11/30/2002	6,215,655	5,576,848	6,412,674
12/31/2002	6,432,682	5,583,540	6,612,278
01/31/2003	6,594,746	5,589,626	6,640,275
02/28/2003	6,750,576	5,594,768	6,781,307
03/31/2003	6,872,717	5,600,419	6,787,526
04/30/2003	7,188,559	5,605,739	6,940,977
05/31/2003	7,428,598	5,611,177	7,177,540
06/30/2003	7,507,477	5,616,283	7,158,266
07/31/2003	7,056,384	5,621,170	6,845,802
08/31/2003	7,243,266	5,625,779	6,906,264
09/30/2003	7,509,211	5,630,055	7,161,606
10/31/2003	7,489,467	5,634,615	7,085,547
11/30/2003	7,568,443	5,639,010	7,123,116
12/31/2003	7,791,351	5,643,521	7,207,029
01/31/2004	7,840,708	5,647,980	7,284,129
02/29/2004	7,868,912	5,652,103	7,377,537
03/31/2004	7,919,404	5,656,568	7,450,506
04/30/2004	7,719,815	5,660,924	7,209,412
05/31/2004	7,684,174	5,665,509	7,156,126
06/30/2004	7,743,004	5,670,155	7,187,727
07/31/2004	7,858,571	5,675,541	7,281,329
08/31/2004	8,053,591	5,681,671	7,460,647
09/30/2004	8,147,322	5,688,432	7,507,924
10/31/2004	8,264,445	5,696,055	7,584,368
11/30/2004	8,271,765	5,704,143	7,509,168
12/31/2004	8,418,316	5,713,555	7,615,652
01/31/2005	8,443,673	5,723,782	7,680,876
02/28/2005	8,469,029	5,733,856	7,636,819
03/31/2005	8,317,648	5,745,897	7,527,414
04/30/2005	8,343,267	5,758,423	7,625,518
05/31/2005	8,462,823	5,772,071	7,738,404
06/30/2005	8,591,436	5,785,635	7,803,536
07/31/2005	8,626,009	5,800,273	7,728,768
08/31/2005	8,703,799	5,815,759	7,851,045
09/30/2005	8,675,847	5,831,636	7,721,838

SECTOR BREAKDOWN‡

Industrials	40.8%
Banking & Finance	24.9%
Utilities	13.6%
Short-Term Instruments	18.5%
Other	2.2%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (01/26/00)**
Investment Grade Corporate Portfolio	4.31%		6.49%	10.19%	10.15%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	2.75%
Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	2.58%		2.85%	7.83%	7.97%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** IndexComparisons began on 01/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,043.10	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Investment Grade Corporate Portfolio seeks to achieve its investment objectives by allocating, under normal circumstances, at least 80% of its assets in a portfolio of investment grade corporate fixed-income investments of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•	The Portfolio posted 4.31% for the six-month period ended September 30, 2005, outperforming its benchmark, the Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher), which returned 2.58% during the same period.

•	Below-index duration helped the portfolio as interest rates rose. In particular, our decision to increase our underweight position coincided with rising interest rates in the second half of the period.

•	A quality profile below that of the benchmark was positive for performance, as lower-quality credits outpaced higher-quality investment grade tiers.

•	An overweight to sovereigns contributed significantly to performance. The sector outperformed the overall investment grade corporate market, as emerging market credit fundamentals continued to improve.

•	Below-index exposure to consumer cyclicals was positive for the Portfolio.

•	An emphasis on the Natural Gas sector also generated positive excess returns, as the commodity reached historic highs following the destruction caused by hurricanes Katrina and Rita.

09.30.05  |  Semi-Annual Report  9

Mortgage Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Mortgage Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Mortgage Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,085,000	5,021,300	5,057,992
03/31/2000	5,160,295	5,044,849	5,113,319
04/30/2000	5,155,266	5,068,510	5,116,834
05/31/2000	5,150,236	5,093,295	5,119,160
06/30/2000	5,251,091	5,117,182	5,228,612
07/31/2000	5,286,605	5,141,949	5,262,172
08/31/2000	5,357,635	5,167,402	5,341,959
09/30/2000	5,403,807	5,193,084	5,397,315
10/31/2000	5,439,832	5,220,296	5,436,104
11/30/2000	5,537,616	5,246,972	5,517,836
12/31/2000	5,658,808	5,274,571	5,606,715
01/31/2001	5,723,113	5,301,788	5,693,999
02/28/2001	5,771,341	5,324,691	5,726,594
03/31/2001	5,808,778	5,348,173	5,759,835
04/30/2001	5,803,394	5,368,711	5,767,801
05/31/2001	5,857,229	5,388,360	5,806,081
06/30/2001	5,880,595	5,405,657	5,818,499
07/31/2001	6,016,973	5,422,630	5,921,792
08/31/2001	6,082,434	5,439,115	5,974,028
09/30/2001	6,174,761	5,454,725	6,063,523
10/31/2001	6,263,130	5,469,016	6,147,334
11/30/2001	6,213,422	5,480,666	6,090,543
12/31/2001	6,218,386	5,490,256	6,067,605
01/31/2002	6,270,495	5,498,822	6,123,797
02/28/2002	6,339,974	5,506,190	6,193,491
03/31/2002	6,254,812	5,514,285	6,127,890
04/30/2002	6,389,136	5,522,225	6,243,896
05/31/2002	6,441,697	5,530,452	6,289,227
06/30/2002	6,518,560	5,538,194	6,341,427
07/31/2002	6,613,032	5,546,281	6,413,719
08/31/2002	6,683,886	5,554,323	6,464,387
09/30/2002	6,748,696	5,561,988	6,510,285
10/31/2002	6,736,783	5,569,719	6,535,192
11/30/2002	6,724,870	5,576,848	6,530,556
12/31/2002	6,780,479	5,583,540	6,598,758
01/31/2003	6,793,012	5,589,626	6,614,857
02/28/2003	6,849,412	5,594,768	6,659,205
03/31/2003	6,861,208	5,600,419	6,659,768
04/30/2003	6,899,011	5,605,739	6,687,574
05/31/2003	6,924,213	5,611,177	6,693,111
06/30/2003	6,927,303	5,616,283	6,704,053
07/31/2003	6,787,357	5,621,170	6,578,467
08/31/2003	6,863,691	5,625,779	6,625,270
09/30/2003	6,966,639	5,630,055	6,738,151
10/31/2003	6,960,224	5,634,615	6,714,803
11/30/2003	6,985,884	5,639,010	6,728,817
12/31/2003	7,055,247	5,643,521	6,801,132
01/31/2004	7,095,333	5,647,980	6,843,724
02/29/2004	7,155,463	5,652,103	6,901,407
03/31/2004	7,199,158	5,656,568	6,931,635
04/30/2004	7,097,952	5,660,924	6,808,230
05/31/2004	7,091,205	5,665,509	6,793,332
06/30/2004	7,152,635	5,670,155	6,853,442
07/31/2004	7,220,820	5,675,541	6,914,857
08/31/2004	7,329,917	5,681,671	7,021,499
09/30/2004	7,351,298	5,688,432	7,032,150
10/31/2004	7,406,623	5,696,055	7,088,840
11/30/2004	7,385,876	5,704,143	7,071,139
12/31/2004	7,445,932	5,713,555	7,120,944
01/31/2005	7,481,355	5,723,782	7,158,844
02/28/2005	7,453,017	5,733,856	7,125,694
03/31/2005	7,446,343	5,745,897	7,112,451
04/30/2005	7,539,512	5,758,423	7,191,166
05/31/2005	7,596,847	5,772,071	7,247,812
06/30/2005	7,630,948	5,785,635	7,274,118
07/31/2005	7,602,043	5,800,273	7,237,655
08/31/2005	7,681,532	5,815,759	7,301,756
09/30/2005	7,636,476	5,831,636	7,263,374

SECTOR BREAKDOWN‡

U.S. Government Agencies	73.6%
Short-Term Instruments	12.7%
Asset-Backed Securities	7.9%
Mortgage-Backed Securities	5.7%
Other	0.1%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (01/31/00)	**
Mortgage Portfolio	2.55%		3.88%	7.16%	7.76%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	2.75%
Lehman Brothers Mortgage Index	2.12%		3.29%	6.12%	6.81%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** IndexComparisons began on 01/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,025.50	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements or asset-backed securities.

•	For the six-month period ended September 30, 2005, the Portfolio returned 2.55%, outperforming the 2.12% return of the benchmark Lehman Brothers Mortgage Index.

•	Tactical adjustments to duration exposure, or sensitivity to changes in market interest rates, were neutral for performance. Treasury yields were volatile over the six-month period; ten-year rates ended the period at 4.32%, compared to 4.48% on March 31, 2005.

•	An overweight to 30-year FNMA mortgages was a slight drag on returns.

•	Near-index exposure to 15-year issues was neutral for performance; the shorter duration of these issues helped them weather the volatile interest rate environment.

•	Commercial mortgage-backed securities and asset-backed securities aided returns as their more stable structures better withstood the market impact of hurricanes, $3 per gallon gas prices and a record level of asset-backed securities issuance.

10  Semi-Annual Report  |  09.30.05

Municipal Sector Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Municipal Sector Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Long Municipal Bond Index
08/31/2000	5,000,000	5,000,000	5,000,000
09/30/2000	4,959,960	5,024,850	4,948,658
10/31/2000	5,015,015	5,051,181	5,020,837
11/30/2000	5,075,075	5,076,992	5,079,702
12/31/2000	5,324,825	5,103,697	5,262,601
01/31/2001	5,365,356	5,130,033	5,286,899
02/28/2001	5,400,821	5,152,194	5,311,515
03/31/2001	5,491,989	5,174,915	5,370,586
04/30/2001	5,400,625	5,194,787	5,281,662
05/31/2001	5,537,671	5,213,800	5,343,327
06/30/2001	5,626,381	5,230,536	5,389,866
07/31/2001	5,708,518	5,246,960	5,507,195
08/31/2001	5,831,724	5,262,911	5,617,734
09/30/2001	5,717,714	5,278,015	5,562,110
10/31/2001	5,681,428	5,291,843	5,652,894
11/30/2001	5,748,817	5,303,115	5,602,972
12/31/2001	5,656,523	5,312,395	5,514,870
01/31/2002	5,764,678	5,320,683	5,622,952
02/28/2002	5,910,688	5,327,812	5,692,909
03/31/2002	5,768,464	5,335,645	5,560,490
04/30/2002	5,850,247	5,343,328	5,659,179
05/31/2002	5,904,769	5,351,289	5,698,366
06/30/2002	5,937,878	5,358,780	5,754,583
07/31/2002	5,993,011	5,366,604	5,844,481
08/31/2002	5,948,904	5,374,386	5,933,253
09/30/2002	6,052,278	5,381,803	6,112,844
10/31/2002	5,894,049	5,389,283	5,971,639
11/30/2002	5,865,794	5,396,182	5,943,983
12/31/2002	6,048,370	5,402,657	6,089,780
01/31/2003	5,995,106	5,408,545	6,057,361
02/28/2003	6,089,797	5,413,521	6,149,937
03/31/2003	6,065,467	5,418,989	6,148,018
04/30/2003	6,107,298	5,424,137	6,190,774
05/31/2003	6,322,428	5,429,398	6,372,665
06/30/2003	6,289,333	5,434,339	6,347,746
07/31/2003	5,963,086	5,439,067	6,041,972
08/31/2003	6,005,377	5,443,528	6,088,593
09/30/2003	6,234,351	5,447,665	6,293,256
10/31/2003	6,209,927	5,452,077	6,279,727
11/30/2003	6,307,625	5,456,330	6,392,546
12/31/2003	6,384,325	5,460,695	6,463,051
01/31/2004	6,439,894	5,465,009	6,520,240
02/29/2004	6,575,731	5,468,998	6,623,525
03/31/2004	6,525,992	5,473,319	6,620,283
04/30/2004	6,282,438	5,477,533	6,411,492
05/31/2004	6,244,968	5,481,970	6,356,052
06/30/2004	6,273,603	5,486,465	6,381,361
07/31/2004	6,374,586	5,491,678	6,484,342
08/31/2004	6,538,684	5,497,609	6,650,993
09/30/2004	6,580,206	5,504,151	6,708,984
10/31/2004	6,650,412	5,511,526	6,794,435
11/30/2004	6,567,442	5,519,353	6,746,253
12/31/2004	6,683,816	5,528,460	6,868,321
01/31/2005	6,742,275	5,538,356	6,996,290
02/28/2005	6,716,293	5,548,103	7,001,866
03/31/2005	6,653,028	5,559,754	6,976,973
04/30/2005	6,803,935	5,571,874	7,107,042
05/31/2005	6,862,985	5,585,080	7,192,976
06/30/2005	6,941,138	5,598,205	7,259,796
07/31/2005	6,914,595	5,612,368	7,254,530
08/31/2005	7,000,861	5,627,353	7,345,426
09/30/2005	6,926,873	5,642,716	7,273,614

REGIONAL BREAKDOWN‡

Short-Term Instruments	13.2%
New York	11.9%
Massachusetts	10.0%
Texas	8.0%
California	7.0%
Illinois	6.4%
Indiana	5.2%
New Jersey	4.2%
Tennessee	3.9%
Louisiana	3.0%
Wisconsin	2.9%
Pennsylvania	2.4%
Washington	2.4%
Other	19.5%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (08/21/00)	**
Municipal Sector Portfolio	4.12%		5.27%	6.91%	6.61%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	1.74%
Lehman Brothers Long Municipal Bond Index	4.25%		8.42%	8.01%	7.66%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** IndexComparisons began on 08/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,041.20	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts or swap agreements.

•	The Portfolio returned 4.12% for the six-month period ended September 30, 2005, moderately underperforming the 4.25% return of the benchmark Lehman Brothers Long Municipal Bond Index.

•	Interest-rate hedging strategies impeded returns, as longer duration Treasury rates declined more than municipal rates.

•	The Portfolio’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal AAA General Obligation (“GO”) curve.

•	The Portfolio’s average credit quality was AA+ at the end of the fiscal year versus the benchmark’s average of AA2/AA3.

•	The municipal yield curve flattened over the six-month period: two-year maturity AAA GOs increased by 0.20%, ten-year maturities decreased by 0.11% and 30-year maturities decreased by 0.14%.

•	The yield ratio between ten-year AAA municipals and Treasuries increased to 86.2%; ten-year municipal yields decreased less than Treasuries. The ratio between 30-year municipals and Treasuries ended the period at 97.20%.

•	Exposure to tobacco securitization debt aided performance, as favorable legal conditions and demand from high-yield municipal bond funds helped this sector to rally more than the national market.

09.30.05  |  Semi-Annual Report  11

Real Return Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Real Return Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers U.S. TIPS Index
04/30/2000	5,000,000	5,000,000	5,000,000
05/31/2000	4,990,000	5,024,450	4,986,999
06/30/2000	5,070,080	5,048,014	5,049,832
07/31/2000	5,110,239	5,072,447	5,092,997
08/31/2000	5,160,437	5,097,555	5,130,685
09/30/2000	5,210,932	5,122,890	5,157,363
10/31/2000	5,277,151	5,149,735	5,219,768
11/30/2000	5,358,651	5,176,049	5,295,456
12/31/2000	5,398,355	5,203,275	5,352,644
01/31/2001	5,524,020	5,230,125	5,464,518
02/28/2001	5,644,449	5,252,718	5,556,865
03/31/2001	5,691,545	5,275,883	5,610,213
04/30/2001	5,733,549	5,296,143	5,641,628
05/31/2001	5,817,557	5,315,526	5,708,202
06/30/2001	5,815,792	5,332,589	5,701,353
07/31/2001	5,911,657	5,349,333	5,796,567
08/31/2001	5,916,983	5,365,596	5,804,680
09/30/2001	5,965,514	5,380,994	5,838,346
10/31/2001	6,100,602	5,395,092	5,976,716
11/30/2001	5,960,110	5,406,585	5,843,641
12/31/2001	5,902,304	5,416,045	5,775,270
01/31/2002	5,937,160	5,424,495	5,809,343
02/28/2002	6,047,538	5,431,763	5,897,647
03/31/2002	5,987,433	5,439,749	5,861,080
04/30/2002	6,179,263	5,447,582	6,021,089
05/31/2002	6,295,524	5,455,698	6,116,822
06/30/2002	6,428,153	5,463,335	6,203,412
07/31/2002	6,556,716	5,471,312	6,305,765
08/31/2002	6,832,209	5,479,246	6,531,512
09/30/2002	6,998,078	5,486,807	6,696,106
10/31/2002	6,782,468	5,494,434	6,517,363
11/30/2002	6,800,949	5,501,467	6,512,752
12/31/2002	7,076,219	5,508,068	6,731,642
01/31/2003	7,126,674	5,514,072	6,782,370
02/28/2003	7,391,559	5,519,145	7,036,415
03/31/2003	7,260,335	5,524,719	6,922,386
04/30/2003	7,241,279	5,529,968	6,904,591
05/31/2003	7,596,991	5,535,332	7,232,151
06/30/2003	7,527,409	5,540,369	7,158,247
07/31/2003	7,154,255	5,545,189	6,827,826
08/31/2003	7,302,230	5,549,737	6,950,253
09/30/2003	7,592,749	5,553,954	7,180,309
10/31/2003	7,618,575	5,558,453	7,219,273
11/30/2003	7,618,575	5,562,789	7,223,586
12/31/2003	7,702,552	5,567,239	7,297,214
01/31/2004	7,797,729	5,571,637	7,380,973
02/29/2004	7,994,882	5,575,704	7,551,315
03/31/2004	8,121,044	5,580,109	7,672,274
04/30/2004	7,733,356	5,584,406	7,300,025
05/31/2004	7,882,990	5,588,929	7,431,530
06/30/2004	7,884,815	5,593,512	7,434,721
07/31/2004	7,967,813	5,598,826	7,504,178
08/31/2004	8,182,224	5,604,873	7,705,389
09/30/2004	8,199,462	5,611,542	7,720,604
10/31/2004	8,305,126	5,619,062	7,797,833
11/30/2004	8,276,949	5,627,041	7,779,193
12/31/2004	8,413,763	5,636,326	7,914,921
01/31/2005	8,399,092	5,646,415	7,915,525
02/28/2005	8,369,750	5,656,352	7,881,715
03/31/2005	8,402,818	5,668,231	7,888,756
04/30/2005	8,557,607	5,680,587	8,039,400
05/31/2005	8,616,574	5,694,050	8,094,684
06/30/2005	8,644,573	5,707,431	8,129,122
07/31/2005	8,486,026	5,721,871	7,958,466
08/31/2005	8,682,322	5,737,149	8,142,122
09/30/2005	8,660,121	5,752,811	8,130,723

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	81.0%
Short-Term Instruments	8.4%
U.S. Government Agencies	5.2%
Other	5.4%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (04/28/00)**
Real Return Portfolio	3.06%		5.62%	10.69%	10.66%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	2.62%
Lehman Brothers U.S. TIPS Index	3.07%		5.31%	9.53%	9.39%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** IndexComparisons began on 04/30/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,030.60	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts or swap agreements.

•	For the six months ended September 30, 2005, the Portfolio returned 3.06%, which was in-line with the 3.07% return of the benchmark Lehman Brothers U.S. TIPS Index.

•	For the six-month period, ten-year real yields decreased by 0.01%, compared to a 0.16% drop for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.56% at September 30, 2005 for the ten-year maturity. This compares to a breakeven yield of 2.71% on March 31, 2005. The twelve-month CPI-U change for the period ended September 30, 2005 was 4.69%.

•	The Portfolio’s effective duration was 7.03 years on September 30, 2005, compared to a duration of 6.63 years for the benchmark.

•	The Portfolio’s net short exposure to nominal bonds from April through June (primarily via pay-fixed interest rate swaps) was negative to performance as nominal yields fell over that period.

•	The Portfolio’s emphasis on European nominal bonds was positive, as nominal yields in Europe fell more than in the U.S.

12  Semi-Annual Report  |  09.30.05

Short-Term Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Short-Term Portfolio	Citigroup 3-Month Treasury Bill Index	3-Month LIBOR Index
04/30/2000	5,000,000	5,000,000	5,000,000
05/31/2000	5,025,000	5,024,450	5,026,559
06/30/2000	5,065,135	5,048,014	5,055,155
07/31/2000	5,100,450	5,072,447	5,083,718
08/31/2000	5,140,809	5,097,555	5,112,155
09/30/2000	5,186,575	5,122,890	5,140,611
10/31/2000	5,212,251	5,149,735	5,169,139
11/30/2000	5,248,198	5,176,049	5,198,251
12/31/2000	5,285,949	5,203,275	5,227,528
01/31/2001	5,301,760	5,230,125	5,255,576
02/28/2001	5,343,921	5,252,718	5,279,848
03/31/2001	5,380,874	5,275,883	5,302,699
04/30/2001	5,402,038	5,296,143	5,324,364
05/31/2001	5,428,493	5,315,526	5,343,622
06/30/2001	5,436,106	5,332,589	5,361,433
07/31/2001	5,490,631	5,349,333	5,378,007
08/31/2001	5,528,798	5,365,596	5,394,572
09/30/2001	5,560,614	5,380,994	5,410,308
10/31/2001	5,599,345	5,395,092	5,421,989
11/30/2001	5,610,411	5,406,585	5,432,245
12/31/2001	5,631,907	5,416,045	5,441,739
01/31/2002	5,649,343	5,424,495	5,450,396
02/28/2002	5,666,779	5,431,763	5,458,885
03/31/2002	5,677,590	5,439,749	5,467,535
04/30/2002	5,700,955	5,447,582	5,476,866
05/31/2002	5,718,478	5,455,698	5,485,635
06/30/2002	5,731,621	5,463,335	5,494,313
07/31/2002	5,719,887	5,471,312	5,502,807
08/31/2002	5,755,087	5,479,246	5,511,109
09/30/2002	5,782,688	5,486,807	5,519,465
10/31/2002	5,806,266	5,494,434	5,527,732
11/30/2002	5,835,740	5,501,467	5,535,841
12/31/2002	5,855,613	5,508,068	5,542,391
01/31/2003	5,873,521	5,514,072	5,548,857
02/28/2003	5,891,428	5,519,145	5,555,052
03/31/2003	5,901,046	5,524,719	5,561,256
04/30/2003	5,919,055	5,529,968	5,567,235
05/31/2003	5,937,065	5,535,332	5,573,259
06/30/2003	5,946,370	5,540,369	5,579,205
07/31/2003	5,922,271	5,545,189	5,584,320
08/31/2003	5,934,320	5,549,737	5,589,485
09/30/2003	5,965,379	5,553,954	5,594,795
10/31/2003	5,965,379	5,558,453	5,600,110
11/30/2003	5,977,491	5,562,789	5,605,524
12/31/2003	5,989,064	5,567,239	5,610,989
01/31/2004	5,995,163	5,571,637	5,616,425
02/29/2004	6,007,361	5,575,704	5,621,667
03/31/2004	6,016,824	5,580,109	5,626,914
04/30/2004	6,016,824	5,584,406	5,632,119
05/31/2004	6,022,932	5,588,929	5,637,610
06/30/2004	6,028,760	5,593,512	5,643,764
07/31/2004	6,041,026	5,598,826	5,651,178
08/31/2004	6,059,425	5,604,873	5,659,089
09/30/2004	6,063,105	5,611,542	5,667,490
10/31/2004	6,075,441	5,619,062	5,676,817
11/30/2004	6,081,609	5,627,041	5,686,894
12/31/2004	6,092,474	5,636,326	5,698,267
01/31/2005	6,098,691	5,646,415	5,710,424
02/28/2005	6,104,908	5,656,352	5,723,415
03/31/2005	6,113,341	5,668,231	5,737,199
04/30/2005	6,138,370	5,680,587	5,751,984
05/31/2005	6,157,142	5,694,050	5,767,275
06/30/2005	6,170,908	5,707,431	5,783,279
07/31/2005	6,183,540	5,721,871	5,800,099
08/31/2005	6,208,805	5,737,149	5,817,886
09/30/2005	6,222,700	5,752,811	5,836,600

SECTOR BREAKDOWN‡

Short-Term Instruments	44.2%
U.S. Government Agencies	16.3%
Corporate Bonds & Notes	16.2%
Mortgage-Backed Securities	10.2%
Asset-Backed Securities	7.8%
U.S. Treasury Obligations	5.3%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (04/20/00)	**
Short-Term Portfolio	1.79%		2.63%	3.71%	4.10%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	2.62%
3-Month LIBOR Index	1.73%		2.98%	2.57%	2.90%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** IndexComparisons began on 04/30/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,017.90	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Portfolio returned 1.79% for the six-month period ended September 30, 2005, outperforming the 3-Month LIBOR Index return of 1.73% for the same period.

•	Above-benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages enhanced returns primarily due to the yield premiums provided by these holdings.

•	A corporate emphasis was slightly positive, as security selection added to returns and spreads tightened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value, as improving credit fundamentals boosted demand and spreads narrowed.

09.30.05  |  Semi-Annual Report  13

Short-Term Portfolio II

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	Short-Term Portfolio II	Citigroup 3-Month Treasury Bill Index	3-Month LIBOR Index
03/31/2003	5,000,000	5,000,000	5,000,000
04/30/2003	5,024,950	5,004,750	5,005,375
05/31/2003	5,049,900	5,009,605	5,010,792
06/30/2003	5,054,118	5,014,163	5,016,137
07/31/2003	5,044,090	5,018,526	5,020,736
08/31/2003	5,049,104	5,022,642	5,025,380
09/30/2003	5,069,416	5,026,459	5,030,154
10/31/2003	5,064,396	5,030,530	5,034,933
11/30/2003	5,069,416	5,034,454	5,039,800
12/31/2003	5,079,822	5,038,482	5,044,714
01/31/2004	5,084,857	5,042,462	5,049,601
02/29/2004	5,094,926	5,046,143	5,054,314
03/31/2004	5,098,702	5,050,129	5,059,031
04/30/2004	5,098,702	5,054,018	5,063,711
05/31/2004	5,103,745	5,058,112	5,068,648
06/30/2004	5,109,829	5,062,259	5,074,181
07/31/2004	5,119,947	5,067,069	5,080,846
08/31/2004	5,135,125	5,072,541	5,087,960
09/30/2004	5,142,179	5,078,577	5,095,512
10/31/2004	5,152,342	5,085,383	5,103,898
11/30/2004	5,167,585	5,092,604	5,112,958
12/31/2004	5,179,691	5,101,007	5,123,184
01/31/2005	5,189,948	5,110,137	5,134,113
02/28/2005	5,195,076	5,119,131	5,145,793
03/31/2005	5,201,775	5,129,881	5,158,186
04/30/2005	5,222,417	5,141,065	5,171,479
05/31/2005	5,243,059	5,153,249	5,185,227
06/30/2005	5,255,445	5,165,359	5,199,616
07/31/2005	5,265,851	5,178,427	5,214,738
08/31/2005	5,286,665	5,192,254	5,230,730
09/30/2005	5,298,373	5,206,429	5,247,555

SECTOR BREAKDOWN‡

Short-Term Instruments	27.9%
Corporate Bonds & Notes	26.5%
U.S. Government Agencies	16.6%
Mortgage-Backed Securities	9.3%
Asset-Backed Securities	6.7%
Foreign Currency-Denominated Issues	5.9%
Sovereign Issues	5.9%
Other	1.2%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	Inception (03/17/03)	**
Short-Term Portfolio II	1.86%		3.04%	2.39%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	1.63%
3-Month LIBOR Index	1.73%		2.98%	1.95%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** Index Comparisons began on 03/31/03.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,018.60	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	The Portfolio returned 1.86% for the six-month period ended September 30, 2005, and outperformed the 3-Month LIBOR Index return of 1.73% for the same period.

•	Above-benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages enhanced returns primarily due to the yield premiums provided by these holdings.

•	A corporate emphasis was slightly positive, as security selection added to returns and spreads tightened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value, as improving credit fundamentals boosted demand and spreads narrowed.

14  Semi-Annual Report  |  09.30.05

U.S. Government Sector Portfolio

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

Month	U.S. Government Sector Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Government Bond Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,135,000	5,021,300	5,071,000
03/31/2000	5,330,522	5,044,849	5,160,250
04/30/2000	5,295,386	5,068,510	5,145,801
05/31/2000	5,290,367	5,093,295	5,148,888
06/30/2000	5,466,324	5,117,182	5,240,538
07/31/2000	5,537,250	5,141,949	5,291,372
08/31/2000	5,668,968	5,167,402	5,369,684
09/30/2000	5,638,655	5,193,084	5,384,719
10/31/2000	5,741,644	5,220,296	5,436,412
11/30/2000	5,896,128	5,246,972	5,543,510
12/31/2000	6,050,053	5,274,571	5,653,825
01/31/2001	6,098,844	5,301,788	5,710,929
02/28/2001	6,207,268	5,324,691	5,776,034
03/31/2001	6,185,103	5,348,173	5,796,250
04/30/2001	5,999,822	5,368,711	5,737,128
05/31/2001	6,032,519	5,388,360	5,756,061
06/30/2001	6,064,012	5,405,657	5,782,538
07/31/2001	6,329,832	5,422,630	5,921,319
08/31/2001	6,479,355	5,439,115	5,994,744
09/30/2001	6,559,965	5,454,725	6,099,052
10/31/2001	6,874,215	5,469,016	6,256,408
11/30/2001	6,509,461	5,480,666	6,116,050
12/31/2001	6,371,290	5,490,256	6,062,841
01/31/2002	6,517,683	5,498,822	6,102,249
02/28/2002	6,594,062	5,506,190	6,158,390
03/31/2002	6,327,341	5,514,285	6,024,753
04/30/2002	6,604,122	5,522,225	6,168,142
05/31/2002	6,662,053	5,530,452	6,205,151
06/30/2002	6,797,324	5,538,194	6,291,985
07/31/2002	7,044,736	5,546,281	6,430,409
08/31/2002	7,200,997	5,554,323	6,557,731
09/30/2002	7,421,071	5,561,988	6,711,490
10/31/2002	7,335,997	5,569,719	6,657,541
11/30/2002	7,270,555	5,576,848	6,600,212
12/31/2002	7,418,345	5,583,540	6,760,129
01/31/2003	7,411,495	5,589,626	6,743,181
02/28/2003	7,527,942	5,594,768	6,851,972
03/31/2003	7,489,007	5,600,419	6,832,427
04/30/2003	7,530,269	5,605,739	6,864,092
05/31/2003	7,743,454	5,611,177	7,042,259
06/30/2003	7,698,133	5,616,283	7,005,383
07/31/2003	7,345,388	5,621,170	6,715,808
08/31/2003	7,386,888	5,625,779	6,753,375
09/30/2003	7,672,935	5,630,055	6,949,690
10/31/2003	7,554,568	5,634,615	6,850,755
11/30/2003	7,554,568	5,639,010	6,858,647
12/31/2003	7,637,752	5,643,521	6,919,414
01/31/2004	7,700,816	5,647,980	6,976,717
02/29/2004	7,812,929	5,652,103	7,060,276
03/31/2004	7,905,732	5,656,568	7,122,435
04/30/2004	7,652,973	5,660,924	6,908,113
05/31/2004	7,617,868	5,665,509	6,882,564
06/30/2004	7,655,247	5,670,155	6,910,476
07/31/2004	7,732,786	5,675,541	6,974,846
08/31/2004	7,894,914	5,681,671	7,110,684
09/30/2004	7,916,651	5,688,432	7,125,142
10/31/2004	7,980,438	5,696,055	7,181,873
11/30/2004	7,881,214	5,704,143	7,096,523
12/31/2004	7,954,782	5,713,555	7,160,003
01/31/2005	7,991,575	5,723,782	7,204,909
02/28/2005	7,932,705	5,733,856	7,154,016
03/31/2005	7,914,568	5,745,897	7,130,181
04/30/2005	8,040,549	5,758,423	7,244,608
05/31/2005	8,136,888	5,772,071	7,328,517
06/30/2005	8,194,439	5,785,635	7,369,805
07/31/2005	8,089,860	5,800,273	7,280,875
08/31/2005	8,224,318	5,815,759	7,388,251
09/30/2005	8,106,402	5,831,636	7,300,836

SECTOR BREAKDOWN‡

U.S. Government Agencies	38.8%
Short-Term Instruments	36.6%
U.S. Treasury Obligations	10.6%
Mortgage-Backed Securities	4.5%
Asset-Backed Securities	4.3%
Other	5.2%

‡	% of Total Investments as of September 30, 2005

AVERAGE ANNUAL TOTAL RETURN For the period ended September 30, 2005

	6 Months	*	1 Year	5 Years	Inception (01/31/00)**
U.S. Government Sector Portfolio	2.42%		2.40%	7.53%	8.90%
Citigroup 3-Month Treasury Bill Index	1.49%		2.52%	2.35%	2.75%
Lehman Brothers Government Bond Index	2.39%		2.47%	6.28%	6.91%
* Cumulative return. All Portfolio returns are net of fees and expenses.
** IndexComparisons began on 01/31/00.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (04/01/05)	$1,000.00	$1,000.00
Ending Account Value (09/30/05)	$1,024.20	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements or mortgage-backed securities.

•	The Portfolio performed in-line with the benchmark Lehman Brothers Government Bond Index, returning 2.42% for the six-month period ended September 30, 2005, versus the benchmark’s 2.39% return during the same period.

•	The Portfolio’s emphasis on the intermediate portion of the curve was a negative for performance over the six-month period. This “conundrum”, where long yields stayed low despite Federal Reserve rate hikes, hurt performance the most over the period as the yield curve flattened substantially.

•	A small exposure to longer-duration structured mortgages was a positive for relative performance; these securities outperformed comparable Treasuries on continued strong demand and high yields.

•	A minimal allocation to corporate bonds boosted relative returns as these issues outperformed Treasuries of similar duration; spreads ground tighter throughout 2005 on the back of improving credit fundamentals and corporate upgrade announcement of 2005.

•	PIMCO’s tactical allocation to real return bonds was a negative for the Fund as Treasury Inflation Protected Securities (“TIPS”) underperformed nominal bonds over the six-month period.

09.30.05  |  Semi-Annual Report  15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Asset-Backed Securities Portfolio
09/30/2005 +	$10.57	$0.26	$0.03	$0.29	$(0.26)	$0.00	$0.00
03/31/2005	10.79	0.43	(0.18)	0.25	(0.47)	0.00	0.00
03/31/2004	11.00	0.38	0.12	0.50	(0.44)	(0.27)	0.00
03/31/2003	10.66	0.52	0.43	0.95	(0.48)	(0.13)	0.00
03/31/2002	10.56	0.64	0.31	0.95	(0.60)	(0.25)	0.00
10/31/2000 - 03/31/2001	10.00	0.32	0.43	0.75	(0.19)	0.00	0.00
Developing Local Markets Portfolio
09/30/2005 +	$10.98	$0.17	$0.16	$0.33	$(0.17)	$0.00	$0.00
07/30/2004 - 03/31/2005	10.00	0.15	1.04	1.19	(0.21)	0.00	0.00
Emerging Markets Portfolio
09/30/2005 +	$10.92	$0.34	$0.88	$1.22	$(0.36)	$0.00	$0.00
03/31/2005	11.43	0.54	0.29	0.83	(0.81)	(0.53)	0.00
03/31/2004	11.81	0.68	1.47	2.15	(0.88)	(1.65)	0.00
03/31/2003	10.86	0.82	1.15	1.97	(0.82)	(0.20)	0.00
03/31/2002	9.91	0.84	0.86	1.70	(0.75)	0.00	0.00
03/31/2001	9.84	0.49	0.47	0.96	(0.84)	(0.05)	0.00
High Yield Portfolio
09/30/2005 +	$8.25	$0.31	$0.03	$0.34	$(0.33)	$0.00	$0.00
03/31/2005	8.37	0.61	0.06	0.67	(0.79)	0.00	0.00
03/31/2004	7.72	0.68	0.80	1.48	(0.83)	0.00	0.00
03/31/2003	8.18	0.70	(0.46)	0.24	(0.70)	0.00	0.00
03/31/2002	9.56	0.77	(1.18)	(0.41)	(0.71)	(0.26)	0.00
12/08/2000 - 03/31/2001	9.57	0.30	(0.10)	0.20	(0.21)	0.00	0.00
International Portfolio
09/30/2005 +	$5.86	$0.08	$0.03	$0.11	$(0.30)	$0.00	$0.00
03/31/2005	5.91	0.11	0.36	0.47	(0.26)	(0.26)	0.00
03/31/2004	7.22	0.22	0.46	0.68	(0.92)	(1.07)	0.00
03/31/2003	6.52	0.38	0.77	1.15	(0.36)	(0.09)	0.00
03/31/2002	7.05	0.30	0.15	0.45	(0.82)	(0.16)	0.00
03/31/2001	6.73	0.43	0.28	0.71	(0.32)	(0.07)	0.00
Investment Grade Corporate Portfolio
09/30/2005 +	$9.74	$0.27	$0.15	$0.42	$(0.29)	$0.00	$0.00
03/31/2005	11.11	0.58	(0.03)	0.55	(0.68)	(1.24)	0.00
03/31/2004	10.88	0.76	0.85	1.61	(0.95)	(0.43)	0.00
03/31/2003	10.57	0.78	0.59	1.37	(0.81)	(0.25)	0.00
03/31/2002	10.58	0.69	(0.09)	0.60	(0.53)	(0.08)	0.00
03/31/2001	10.13	0.78	0.36	1.14	(0.68)	(0.01)	0.00
Mortgage Portfolio
09/30/2005 +	$10.39	$0.24	$0.03	$0.27	$(0.21)	$0.00	$0.00
03/31/2005	10.67	0.36	0.08	0.44	(0.47)	(0.17)	(0.08)
03/31/2004	10.89	0.34	0.18	0.52	(0.46)	(0.28)	0.00
03/31/2003	10.71	0.45	0.57	1.02	(0.46)	(0.38)	0.00
03/31/2002	10.79	0.62	0.20	0.82	(0.60)	(0.30)	0.00
03/31/2001	10.26	0.73	0.52	1.25	(0.64)	(0.08)	0.00
Municipal Sector Portfolio
09/30/2005 +	$10.14	$0.23	$0.19	$0.42	$(0.25)	$0.00	$0.00
03/31/2005	10.45	0.45	(0.25)	0.20	(0.46)	(0.05)	0.00
03/31/2004	10.15	0.49	0.27	0.76	(0.46)	0.00	0.00
03/31/2003	10.58	0.57	(0.03)	0.54	(0.62)	(0.35)	0.00
03/31/2002	10.82	0.62	(0.09)	0.53	(0.48)	(0.29)	0.00
08/21/2000 - 03/31/2001	10.00	0.36	0.63	0.99	(0.17)	0.00	0.00

16  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Asset-Backed Securities Portfolio
09/30/2005 +	$(0.26)	$10.60	2.76%	$215,745	1.67	%*(b)	4.91	%*	30%
03/31/2005	(0.47)	10.57	2.34	211,671	0.51	(b)	3.98		79
03/31/2004	(0.71)	10.79	4.69	211,206	0.12	(b)	3.51		379
03/31/2003	(0.61)	11.00	8.95	208,719	0.15	(b)	4.65		177
03/31/2002	(0.85)	10.66	9.17	98,848	0.05		5.88		569
10/31/2000 -03/31/2001	(0.19)	10.56	7.58	53,822	0.05	*(e)	7.38	*	134
Developing Local Markets Portfolio
09/30/2005 +	$(0.17)	$11.14	3.01%	$158,394	0.12	%*	3.14	%*	0%
07/30/2004 -03/31/2005	(0.21)	10.98	11.98	127,000	0.12	*	2.13	*	199
Emerging Markets Portfolio
09/30/2005 +	$(0.36)	$11.78	11.19%	$1,624,173	0.12	%*	5.89	%*	124%
03/31/2005	(1.34)	10.92	7.50	1,522,558	0.12		4.81		449
03/31/2004	(2.53)	11.43	19.28	1,269,208	0.13	(c)	5.61		419
03/31/2003	(1.02)	11.81	19.48	1,336,575	0.13	(c)	7.60		305
03/31/2002	(0.75)	10.86	17.74	1,005,646	0.13	(c)	7.99		265
03/31/2001	(0.89)	9.91	10.31	287,880	0.16	(c)	9.09		224
High Yield Portfolio
09/30/2005 +	$(0.33)	$8.26	4.14%	$300,677	0.05	%*	7.30	%*	72%
03/31/2005	(0.79)	8.25	8.24	211,569	0.05		7.20		117
03/31/2004	(0.83)	8.37	19.75	177,339	0.06	(b)	8.30		128
03/31/2003	(0.70)	7.72	3.61	400,794	0.05		9.08		182
03/31/2002	(0.97)	8.18	(4.16)	397,455	0.06	(b)	8.95		104
12/08/2000 - 03/31/2001	(0.21)	9.56	2.09	212,247	0.05	*(d)	9.79	*	80
International Portfolio
09/30/2005 +	$(0.30)	$5.67	1.78%	$1,692,444	0.12	%*	2.55	%*	467%
03/31/2005	(0.52)	5.86	8.39	2,662,343	0.12		1.96		288
03/31/2004	(1.99)	5.91	11.49	3,168,509	0.14	(c)	3.31		763
03/31/2003	(0.45)	7.22	18.32	1,520,328	0.12		5.72		328
03/31/2002	(0.98)	6.52	6.52	1,808,687	0.13	(c)	4.40		298
03/31/2001	(0.39)	7.05	10.89	3,588,537	0.13	(c)	6.14		464
Investment Grade Corporate Portfolio
09/30/2005 +	$(0.29)	$9.87	4.31%	$1,029,398	0.05	%*	5.51	%*	20%
03/31/2005	(1.92)	9.74	5.03	976,440	0.05		5.46		22
03/31/2004	(1.38)	11.11	15.23	1,306,285	0.05		6.70		90
03/31/2003	(1.06)	10.88	13.86	4,211,671	0.07	(b)	7.51		199
03/31/2002	(0.61)	10.57	5.74	4,947,469	0.05		6.40		361
03/31/2001	(0.69)	10.58	11.59	999,641	0.11	(b)	7.54		240
Mortgage Portfolio
09/30/2005 +	$(0.21)	$10.45	2.55%	$11,030,896	0.05	%*	4.46	%*	319%
03/31/2005	(0.72)	10.39	3.43	8,805,626	0.05		3.36		725
03/31/2004	(0.74)	10.67	4.93	4,112,744	0.05		3.19		823
03/31/2003	(0.84)	10.89	9.69	6,747,404	0.07	(b)	4.00		687
03/31/2002	(0.90)	10.71	7.68	5,314,257	0.22	(b)	5.66		685
03/31/2001	(0.72)	10.79	12.57	3,477,278	0.87	(b)	6.99		742
Municipal Sector Portfolio
09/30/2005 +	$(0.25)	$10.31	4.12%	$357,652	0.05	%*	4.35	%*	13%
03/31/2005	(0.51)	10.14	1.95	343,054	0.05		4.41		87
03/31/2004	(0.46)	10.45	7.59	368,097	0.05		4.74		136
03/31/2003	(0.97)	10.15	5.15	249,882	0.05		5.39		372
03/31/2002	(0.77)	10.58	5.03	145,514	0.05		5.70		1361
08/21/2000 -03/31/2001	(0.17)	10.82	9.95	69,211	0.05	*(e)	4.95	*	189

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.12%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.06%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.08%.

See accompanying notes  |  09.30.05  |  Semi-Annual Report  17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Real Return Portfolio
09/30/2005 +	$11.40	$0.35	$0.00	$0.35	$(0.45)	$0.00	$0.00
03/31/2005	11.94	0.42	(0.03)	0.39	(0.60)	(0.33)	0.00
03/31/2004	11.43	0.35	0.96	1.31	(0.35)	(0.45)	0.00
03/31/2003	10.30	0.48	1.62	2.10	(0.78)	(0.19)	0.00
03/31/2002	10.84	0.56	(0.01)	0.55	(0.53)	(0.56)	0.00
04/28/2000 - 03/31/2001	10.00	0.69	0.66	1.35	(0.48)	(0.03)	0.00

Short-Term Portfolio
09/30/2005 +	$9.77	$0.17	$0.00	$0.17	$(0.19)	$0.00	$0.00
03/31/2005	9.85	0.20	(0.04)	0.16	(0.23)	(0.01)	0.00
03/31/2004	9.83	0.16	0.03	0.19	(0.15)	(0.02)	0.00
03/31/2003	9.72	0.25	0.12	0.37	(0.21)	(0.05)	0.00
03/31/2002	10.17	0.56	(0.02)	0.54	(0.87)	(0.12)	0.00
04/20/2000 - 03/31/2001	10.00	0.64	0.11	0.75	(0.57)	(0.01)	0.00

Short-Term Portfolio II
09/30/2005 +	$10.08	$0.17	$0.02	$0.19	$(0.21)	$0.00	$0.00
03/31/2005	10.11	0.20	0.00	0.20	(0.22)	(0.01)	0.00
03/31/2004	10.02	0.12	0.07	0.19	(0.10)	0.00	0.00
03/17/2003 - 03/31/2003	10.00	0.01	0.01	0.02	0.00	0.00	0.00

U.S. Government Sector Portfolio
09/30/2005 +	$10.68	$0.19	$0.07	$0.26	$(0.19)	$0.00	$0.00
03/31/2005	11.26	0.26	(0.25)	0.01	(0.26)	(0.33)	0.00
03/31/2004	10.89	0.22	0.38	0.60	(0.23)	0.00	0.00
03/31/2003	9.83	0.35	1.43	1.78	(0.34)	(0.38)	0.00
03/31/2002	11.35	0.75	(0.51)	0.24	(0.79)	(0.97	0.00
03/31/2001	10.62	0.68	0.97	1.65	(0.54)	(0.38)	0.00

18  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Real Return Portfolio
09/30/2005 +	$(0.45)	$11.30	3.06%	$677,249	0.05	%*	6.10	%*	160%
03/31/2005	(0.93)	11.40	3.47	1,689,226	0.05		3.65		447
03/31/2004	(0.80)	11.94	11.85	1,422,613	0.05		3.03		372
03/31/2003	(0.97)	11.43	21.26	654,735	0.07	(b)	4.23		308
03/31/2002	(1.09)	10.30	5.2	94,457	0.06	(b)	5.14		502
04/28/2000 - 03/31/2001	(0.51)	10.84	13.83	208,832	0.09	*(d)	7.24	*	260

Short-Term Portfolio
09/30/2005 +	$(0.19)	$9.75	1.79%	$2,062,427	0.05	%*	3.36	%*	116%
03/31/2005	(0.24)	9.77	1.60	2,914,175	0.05		2		283
03/31/2004	(0.17)	9.85	1.96	4,226,476	0.05		1.59		280
03/31/2003	(0.26)	9.83	3.94	2,432,457	0.05		2.56		212
03/31/2002	(0.99)	9.72	5.51	114,868	1.05	(b)	5.58		96
04/20/2000 - 03/31/2001	(0.58)	10.17	7.62	191,299	1.58	*(b)(c)	6.78	*	154

Short-Term Portfolio II
09/30/2005 +	$(0.21)	$10.06	1.86%	$598,820	0.05	%*	3.31	%*	49%
03/31/2005	(0.23)	10.08	2.02	1,626,755	0.05		2.01		326
03/31/2004	(0.10)	10.11	1.97	2,413,972	0.05		1.2		232
03/17/2003 - 03/31/2003	0.00	10.02	0.20	20,102	0.05	*(e)	2.16	*	11

U.S. Government Sector Portfolio
09/30/2005 +	$(0.19)	$10.75	2.42%	$7,025,729	0.05	%*	3.45	%*	394%
03/31/2005	(0.59)	10.68	0.11	7,553,665	0.05		2.32		366
03/31/2004	(0.23)	11.26	5.56	7,226,151	0.05		2.03		709
03/31/2003	(0.72)	10.89	18.36	4,438,204	0.05		3.25		819
03/31/2002	(1.76)	9.83	2.30	545,294	0.07	(b)	6.77		785
03/31/2001	(0.92)	11.35	16.03	1,257,236	0.11	(b)	6.18		1200

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	If the investment manager had not reimbrused expenses, the ratio of expenses to average net assets would have been 1.59%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.11%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

See accompanying notes  |  09.30.05  |  Semi-Annual Report  19

Statements of Assets and Liabilities

September 30, 2005 (Unaudited)

Amounts in thousands, except per share amounts	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio	Investment Grade Corporate Portfolio
Assets:
Investments, at value	$330,764	$159,619	$1,957,634	$295,026	$1,751,564	$1,016,786
Repurchase agreements, at value	0	0	0	0	0	0
Cash	2,026	1,327	119	0	1	109
Foreign currency, at value	0	0	141	0	73,343	0
Receivable for investments sold	88	0	23,049	1,940	12,582	86
Receivable for investments sold on delayed-delivery basis	0	0	0	0	285,212	0
Unrealized appreciation on forward foreign currency contracts	0	4,092	2,595	132	38,669	0
Receivable for Portfolio shares sold	400	150	2,050	200	2,000	1,500
Interest and dividends receivable	1,581	282	19,667	6,418	7,103	12,283
Variation margin receivable	0	0	0	0	0	0
Swap premiums paid	253	0	20	0	29,255	0
Unrealized appreciation on swap agreements	0	18	16,534	90	3,573	1,473
Other assets	1,905	0	0	0	0	0

	337,017	165,488	2,021,809	303,806	2,203,302	1,032,237

Liabilities:
Payable for investments purchased	$27,116	$3,085	$17,519	$2,511	$38,391	$0
Payable for investments purchased on delayed- delivery basis	1,719	700	376,957	300	400,992	0
Unrealized depreciation on forward foreign currency contracts	0	2,964	718	0	13,269	0
Payable for reverse repurchase agreement	91,184	0	0	0	0	0
Payable for short sales	0	0	0	0	0	0
Overdraft due to Custodian	0	0	0	61	0	0
Written options outstanding	229	0	0	137	0	63
Payable for Portfolio shares redeemed	324	325	1,492	0	4,814	1,322
Accrued investment advisory fee	4	3	28	5	34	18
Accrued administration fee	6	14	140	8	167	27
Variation margin payable	0	0	62	0	470	0
Recoupment payable to Manager	0	0	0	0	0	0
Swap premiums received	329	0	57	1	23,928	26
Unrealized depreciation on swap agreements	361	3	663	106	28,790	1,383
Other liabilities	0	0	0	0	3	0

	121,272	7,094	397,636	3,129	510,858	2,839

Net Assets	$215,745	$158,394	$1,624,173	$300,677	$1,692,444	$1,029,398

Net Assets Consist of:
Paid in capital	$218,725	$152,632	$1,473,500	$308,687	$1,425,265	$1,012,863
Undistributed (overdistributed) net investment income	765	2,501	(4,866)	2,863	105,411	2,580
Accumulated undistributed net realized gain (loss)	41	2,103	53,727	(13,187)	185,889	4,327
Net unrealized appreciation (depreciation)	(3,786)	1,158	101,812	2,314	(24,121)	9,628

	$215,745	$158,394	$1,624,173	$300,677	$1,692,444	$1,029,398

Shares Issued and Outstanding:	20,346	14,219	137,881	36,405	298,277	104,346
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$10.6	$11.14	$11.78	$8.26	$5.67	$9.87
Cost of Investments Owned	$334,049	$159,603	$1,873,148	$292,861	$1,775,986	$1,007,347

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$141	$0	$73,709	$0

Proceeds Received on Short Sales	$0	$0	$0	$0	$0	$0

Premiums Received on Written Options	$89	$0	$0	$173	$0	$161

20  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands, except per share amounts	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
Assets:
Investments, at value	$16,349,765	$359,360	$880,166	$2,189,283	$605,639	$6,981,679
Repurchase agreements, at value	0	0	0	0	0	870,765
Cash	28,145	1	0	9,000	1	729
Foreign currency, at value	0	0	1,090	0	0	0
Receivable for investments sold	3,215,666	0	4	102	3	832
Receivable for investments sold on delayed-delivery basis	0	0	64,987	68,244	8,905	184,307
Unrealized appreciation on forward foreign currency contracts	0	0	1,668	0	1,272	0
Receivable for Portfolio shares sold	20,200	500	900	0	0	12,950
Interest and dividends receivable	39,063	4,362	6,181	6,712	3,666	37,828
Variation margin receivable	0	0	4	2,522	0	1,313
Swap premiums paid	2,248	0	67	36	5	136
Unrealized appreciation on swap agreements	4,095	0	6,181	103	44	0
Other assets	0	0	0	0	0	0

	19,659,182	364,223	961,248	2,276,002	619,535	8,090,539

Liabilities:
Payable for investments purchased	$7,523,304	$5,351	$33,396	$93,156	$8,392	$74,191
Payable for investments purchased on delayed- delivery basis	140,010	0	173,685	48,934	2,937	879,555
Unrealized depreciation on forward foreign currency contracts	0	0	335	0	255	0
Payable for reverse repurchase agreement	0	0	0	0	0	0
Payable for short sales	949,191	0	63,693	67,052	8,747	0
Overdraft due to Custodian	0	0	0	0	0	0
Written options outstanding	0	0	107	0	179	12,075
Payable for Portfolio shares redeemed	2,453	508	441	549	0	19,125
Accrued investment advisory fee	185	6	12	34	12	121
Accrued administration fee	277	10	18	51	17	182
Variation margin payable	0	0	513	2,852	99	6,371
Recoupment payable to Manager	0	0	0	0	1	0
Swap premiums received	8,548	0	10,236	396	16	36,153
Unrealized depreciation on swap agreements	4,318	696	1,100	551	60	37,037
Other liabilities	0	0	463	0	0	0

	8,628,286	6,571	283,999	213,575	20,715	1,064,810

Net Assets	$11,030,896	$357,652	$677,249	$2,062,427	$598,820	$7,025,729

Net Assets Consist of:
Paid in capital	$11,134,087	$348,866	$646,250	$2,075,771	$594,874	$7,042,575
Undistributed (overdistributed) net investment income	11,567	2,194	1,022	3,902	5,867	12,292
Accumulated undistributed net realized gain (loss)	29,296	(638)	21,420	(12,338)	(3,437)	49,281
Net unrealized appreciation (depreciation)	(144,054)	7,230	8,557	(4,908)	1,516	(78,419)

	$11,030,896	$357,652	$677,249	$2,062,427	$598,820	$7,025,729

Shares Issued and Outstanding:	1,056,069	34,696	59,916	211,568	59,525	653,541
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$10.45	$10.31	$11.30	$9.75	$10.06	$10.75
Cost of Investments Owned	$16,504,694	$351,433	$876,313	$2,192,731	$604,795	$6,999,860

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	870,765

Cost of Foreign Currency Held	$0	$0	$1,129	$0	$0	$0

Proceeds Received on Short Sales	$957,079	$0	$64,987	$68,180	$8,851	$0

Premiums Received on Written Options	$3,208	$0	$78	$0	$0	$14,300

See accompanying notes  |  09.30.05  |  Semi-Annual Report  21

Statements of Operations

Six Months Ended September 30, 2005 (Unaudited)

Amounts in thousands	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio	Investment Grade Corporate Portfolio
Investment Income:
Interest, net of foreign taxes	$6,939	$2,314	$46,199	$10,636	$31,809	$27,866
Dividends	0	0	1,039	9	0	71
Miscellaneous Income	0	0	4	35	16	0

Total Income	6,939	2,314	47,242	10,680	31,825	27,937

Expenses:
Investment advisory fees	22	14	159	29	240	102
Administration fees	32	72	794	44	1,202	152
Trustees’ fees	0	0	2	0	3	1
Interest expense	1,711	1	0	3	0	0
Miscellaneous expense	0	0	1	0	10	1

Total Expenses	1,765	87	956	76	1,455	256

Net Investment Income	5,174	2,227	46,286	10,604	30,370	27,681

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	138	0	42,806	1,296	32,665	491
Net realized gain (loss) on futures contracts, options and swaps	456	0	7,694	401	105,307	1,745
Net realized gain (loss) on foreign currency transactions	0	2,114	7,046	359	44,488	0
Net change in unrealized appreciation (depreciation) on investments	(217)	27	59,474	574	(34,041)	7,962
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	177	15	2,325	(262)	(86,391)	3,611
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(103)	275	(7)	(39,910)	0

Net Gain (Loss)	554	2,053	119,620	2,361	22,118	13,809

Net Increase in Net Assets Resulting from Operations	$5,728	$4,280	$165,906	$12,965	$52,488	$41,490

22  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Amounts in thousands	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
Investment Income:
Interest, net of foreign taxes	$218,683	$7,784	$37,497	$41,618	$16,893	$138,472
Dividends	0	0	59	0	0	181
Miscellaneous Income	984	0	0	0	11	0

Total Income	219,667	7,784	37,556	41,618	16,904	138,653

Expenses:
Investment advisory fees	983	36	124	248	102	801
Administration fees	1,474	54	185	371	153	1,202
Trustees’ fees	11	0	1	2	1	8
Interest expense	74	0	4	15	0	35
Miscellaneous expense	9	0	2	3	4	11

Total Expenses	2,551	90	316	639	260	2,057

Net Investment Income	217,116	7,694	37,240	40,979	16,644	136,596

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	43,374	113	27,759	(2,632)	(112)	(25,368)
Net realized gain (loss) on futures contracts, options and swaps	(6,366)	(1,673)	2,609	2,925	1,007	133,506
Net realized gain (loss) on foreign currency transactions	0	0	2,405	0	(1,271)	0
Net change in unrealized appreciation (depreciation) on investments	(46,750)	6,652	(22,588)	972	1,509	9,430
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	5,139	1,194	(5,609)	1,457	179	(48,522)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign Currencies	0	0	(1,098)	0	1,061	0

Net Gain (Loss)	(4,603)	6,286	3,478	2,722	2,373	69,046

Net Increase in Net Assets Resulting from Operations	$212,513	$13,980	$40,718	$43,701	$19,017	$205,642

See accompanying notes  |  09.30.05  |  Semi-Annual Report  23

Statements of Changes in Net Assets

	Asset-Backed Securities Portfolio		Developing Local Markets Portfolio		Emerging Markets Portfolio
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Period from July 30, 2004 to March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,174	$8,328	$2,227	$891	$46,286	$53,698
Net realized gain (loss)	594	976	2,114	2,950	57,546	31,611
Net change in unrealized appreciation (depreciation)	(40)	(4,467)	(61)	1,218	62,074	(33,875)

Net increase resulting from operations	5,728	4,837	4,280	5,059	165,906	51,434

Distributions to Shareholders:
From net investment income	(5,139)	(9,146)	(2,275)	(1,303)	(47,717)	(84,635)
From net realized capital gains	0	0	0	0	0	(47,000)
Tax basis return of capital	0	0	0	0	0	0

Total Distributions	(5,139)	(9,146)	(2,275)	(1,303)	(47,717)	(131,635)

Portfolio Share Transactions:
Receipts for shares sold	19,921	17,583	32,311	122,941	161,110	611,478
Issued as reinvestment of distributions	4,955	8,802	2,275	1,303	46,557	128,315
Cost of shares redeemed	(21,391)	(21,611)	(5,197)	(1,000)	(224,241)	(406,242)
Net increase (decrease) resulting from Portfolio share transactions	3,485	4,774	29,389	123,244	(16,574)	333,551

Total Increase (Decrease) in Net Assets	4,074	465	31,394	127,000	101,615	253,350

Net Assets:
Beginning of period	211,671	211,206	127,000	0	1,522,558	1,269,208

End of period *	$215,745	$211,671	$158,394	$127,000	$1,624,173	$1,522,558

* Including undistributed (overdistributed) net investment income of:	$765	$730	$2,501	$2,549	$(4,866)	$(3,435)

24  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	High Yield Portfolio		International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,604	$12,677	$30,370	$67,725	$27,681	$59,757	$217,116	$184,860	$7,694	$19,515
Net realized gain (loss)	2,056	4,855	182,460	277,364	2,236	7,778	37,008	49,437	(1,560)	1,132
Net change in unrealized appreciation (depreciation)	305	(5,927)	(160,342)	(51,510)	11,573	(17,702)	(41,611)	(54,672)	7,846	(4,937)

Net increase resulting from operations	12,965	11,605	52,488	293,579	41,490	49,833	212,513	179,625	13,980	15,710

Distributions to Shareholders:
From net investment income	(11,807)	(16,098)	(102,730)	(136,715)	(29,105)	(69,817)	(205,806)	(219,182)	(8,417)	(18,376)
From net realized capital gains	0	0	0	(141,997)	0	(111,441)	0	(99,998)	0	(1,725)
Tax basis return of capital	0	0	0	0	0	0	0	(42,816)	0	0

Total Distributions	(11,807)	(16,098)	(102,730)	(278,712)	(29,105)	(181,258)	(205,806)	(361,996)	(8,417)	(20,101)

Portfolio Share Transactions:
Receipts for shares sold	103,444	86,950	324,270	6,084,326	67,219	167,703	4,222,530	6,183,806	17,421	325,026
Issued as reinvestment of distributions	11,807	15,955	99,057	270,744	28,165	176,944	199,814	350,596	8,121	19,377
Cost of shares redeemed	(27,301)	(64,182)	(1,342,984)	(6,876,103)	(54,811)	(543,067)	(2,203,781)	(1,659,149)	(16,507)	(365,055)
Net increase (decrease) resulting from Portfolio share transactions	87,950	38,723	(919,657)	(521,033)	40,573	(198,420)	2,218,563	4,875,253	9,035	(20,652)

Total Increase (Decrease) in Net Assets	89,108	34,230	(969,899)	(506,166)	52,958	(329,845)	2,225,270	4,692,882	14,598	(25,043)

Net Assets:
Beginning of period	211,569	177,339	2,662,343	3,168,509	976,440	1,306,285	8,805,626	4,112,744	343,054	368,097

End of period *	$300,677	$211,569	$1,692,444	$2,662,343	$1,029,398	$976,440	$11,030,896	$8,805,626	$357,652	$343,054

* Including undistributed (overdistributed) net investment income of:	$2,863	$4,066	$105,411	$177,771	$2,580	$4,004	$11,567	$257	$2,194	$2,917

See accompanying notes  |  09.30.05  |  Semi-Annual Report  25

Statements of Changes in Net Assets (Cont.)

	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio
Amounts in thousands	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$37,240	$46,303	$40,979	$60,485	$16,644	$41,798	$136,596	$190,865
Net realized gain (loss)	32,773	20,341	293	2,048	(376)	1,632	108,138	89,520
Net change in unrealized appreciation (depreciation)	(29,295)	(43,026)	2,429	(18,129)	2,749	(3,552)	(39,092)	(147,787)

Net increase resulting from operations	40,718	23,618	43,701	44,404	19,017	39,878	205,642	132,598

Distributions to Shareholders:
From net investment income	(38,049)	(60,968)	(43,310)	(65,369)	(16,599)	(41,144)	(135,358)	(200,367)
From net realized capital gains	0	(45,000)	0	(2,398)	0	(2,098)	0	(274,007)

Total Distributions	(38,049)	(105,968)	(43,310)	(67,767)	(16,599)	(43,242)	(135,358)	(474,374)

Portfolio Share Transactions:
Receipts for shares sold	234,594	1,241,958	831,450	2,474,305	142,501	886,601	3,341,550	8,753,702
Issued as reinvestment of distributions	38,023	103,054	42,894	66,267	16,599	42,430	129,641	462,337
Cost of shares redeemed	(1,287,263)	(996,049)	(1,726,483)	(3,829,510)	(1,189,453)	(1,712,884)	(4,069,411)	(8,546,749)
Net increase (decrease) resulting from Portfolio share transactions	(1,014,646)	348,963	(852,139)	(1,288,938)	(1,030,353)	(783,853)	(598,220)	669,290

Total Increase (Decrease) in Net Assets	(1,011,977)	266,613	(851,748)	(1,312,301)	(1,027,935)	(787,217)	(527,936)	327,514

Net Assets:
Beginning of period	1,689,226	1,422,613	2,914,175	4,226,476	1,626,755	2,413,972	7,553,665	7,226,151

End of period*	$677,249	$1,689,226	$2,062,427	$2,914,175	$598,820	$1,626,755	$7,025,729	$7,553,665

* Including undistributed net investment income of:	$1,022	$1,831	$3,902	$6,233	$5,867	$5,822	$12,292	$11,054

26  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Statement of Cash Flows

September 30, 2005 (Unaudited)

Amounts in thousands	Asset-Backed Securities Portfolio
Increase (Decrease) in Cash from:

Financing Activities:
Sales of Portfolio shares	$19,521
Redemptions of Portfolio shares	(21,967)
Distributions paid	(184)
Proceeds from financing transactions	12,038

Net increase from financing activities	9,408

Operating Activities:
Purchases of long-term securities	(166,784)
Proceeds from sales of long-term securities	154,631
Purchases of short-term securities (net)	2,602
Net investment income	5,174
Change in other receivables/payables (net)	(3,018)
Net (decrease) from operating activities	(7,395)

Net Increase in Cash	2,013

Cash:
Beginning of period	13

End of period	$2,026

See accompanying notes  |  09.30.05  |  Semi-Annual Report  27

Schedule of Investments

Asset-Backed Securities Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.9%

Ford Motor Credit Co.
6.875% due 02/01/2006	$2,000	$2,008
General Motors Acceptance Corp.
4.670% due 03/20/2007 (a)	2,000	1,959
Preferred Term Securities XII
4.436% due 03/24/2034 (a)	2,250	2,227

Total Corporate Bonds & Notes (Cost $6,153)		6,194

U.S. GOVERNMENT AGENCIES 26.2%

Fannie Mae
2.753% due 10/01/2033 (a)	275	274
3.177% due 09/01/2033 (a)	101	102
3.201% due 08/01/2033 (a)	454	443
3.557% due 10/25/2007-09/25/2008 (a)(d)	249	248
3.707% due 09/25/2008 (a)	71	71
3.926% due 10/01/2026-11/01/2040 (a)(d)	433	436
3.937% due 07/01/2042 (a)	1,614	1,625
3.950% due 06/25/2032 (a)	66	66
4.000% due 02/25/2021	432	432
4.070% due 08/25/2031 (a)(g)	2,539	2,541
4.122% due 11/01/2032 (a)	559	579
4.125% due 05/01/2015-01/01/2029 (a)(d)	509	514
4.130% due 04/25/2029 (a)	115	115
4.144% due 10/01/2032 (a)	108	111
4.161% due 10/01/2031 (a)	161	163
4.165% due 10/01/2032 (a)	103	107
4.189% due 11/17/2030 (a)	319	321
4.212% due 09/17/2027 (a)	19	20
4.222% due 05/01/2025 (a)	325	327
4.232% due 10/01/2027 (a)	20	20
4.250% due 10/01/2017-05/25/2033 (a)(d)	1,125	1,101
4.265% due 10/01/2040 (a)	500	507
4.294% due 10/25/2021 (a)	64	65
4.300% due 12/01/2024 (a)	26	27
4.313% due 12/01/2025-05/01/2036 (a)(d)	320	324
4.330% due 08/25/2031 (a)(g)	1,407	1,407
4.330% due 08/25/2031 (a)	317	330
4.339% due 12/18/2031 (a)(g)	1,466	1,483
4.344% due 01/15/2020-11/25/2021 (a)(d)	207	209
4.389% due 11/18/2031 (a)	63	64
4.394% due 12/25/2021 (a)	389	393
4.402% due 09/01/2030 (a)	129	133
4.444% due 03/25/2008 (a)	61	61
4.472% due 12/01/2024 (a)	247	252
4.480% due 11/25/2031 (a)	1,147	1,160
4.500% due 11/01/2018	78	76
4.569% due 12/25/2008 (a)	401	406
4.594% due 05/25/2022 (a)	119	120
4.597% due 02/01/2026 (a)	36	38
4.633% due 09/01/2032 (a)	196	200
4.658% due 03/01/2030 (a)	113	116
4.744% due 08/25/2023 (a)	174	176
4.750% due 12/25/2014	200	200
5.000% due 07/25/2008-11/25/2032 (a)(d)	10,735	10,695
5.047% due 04/01/2018 (a)	41	42
5.092% due 09/01/2032 (a)	140	145
5.099% due 12/01/2014 (a)	56	56
5.104% due 01/01/2015 (a)	55	54
5.125% due 04/01/2033 (a)	26	26
5.145% due 09/01/2033 (a)	176	178
5.153% due 11/01/2024 (a)	204	210
5.425% due 08/01/2032 (a)	220	226
5.435% due 03/01/2027 (a)	25	25
5.492% due 01/01/2028 (a)	64	65
5.500% due 04/25/2017-10/13/2035 (d)	10,150	10,151
5.575% due 07/01/2027 (a)	17	18
5.648% due 03/01/2029 (a)	192	199
5.650% due 11/01/2019 (a)	46	45
5.680% due 12/01/2017 (a)	65	64
5.765% due 08/01/2018 (a)	51	51
5.815% due 03/01/2027 (a)	86	88
5.846% due 05/01/2031 (a)	29	30
5.850% due 06/16/2028	156	157
5.860% due 02/01/2018 (a)	16	15
5.925% due 03/01/2019 (a)	45	45
6.000% due 07/01/2010-03/25/2016 (a)(d)	443	454
6.090% due 12/01/2008	91	94
6.500% due 04/25/2013	7	7
6.770% due 01/18/2029	368	379
6.930% due 09/01/2021	894	940
7.000% due 10/01/2006	12	12
7.113% due 07/17/2017 (a)	29	29
10.577% due 10/25/2008 (a)	144	147
Farmer Mac
7.542% due 01/25/2012 (a)	531	579
Federal Housing Administration
7.430% due 03/01/2021	29	30
Freddie Mac
2.831% due 10/01/2033 (a)	122	122
2.953% due 04/01/2034 (a)	372	367
3.310% due 09/25/2023	2,014	2,004
3.652% due 03/01/2025 (a)	132	132
3.663% due 04/01/2033 (a)	178	181
3.785% due 03/01/2033 (a)	183	185
3.940% due 10/15/2022 (a)	88	88
4.000% due 10/15/2033	214	175
4.018% due 10/15/2032 (a)	155	155
4.062% due 11/01/2028 (a)	13	13
4.125% due 02/01/2017 (a)	15	15
4.134% due 11/01/2024 (a)	403	404
4.190% due 10/25/2029 (a)	6	6
4.207% due 12/01/2024 (a)	673	674
4.212% due 09/15/2023 (a)	747	749
4.218% due 12/15/2031 (a)	68	69
4.290% due 07/25/2036	56	56
4.300% due 11/01/2023 (a)	18	19
4.378% due 03/01/2028 (a)	34	35
4.500% due 08/15/2017-09/15/2018 (d)	211	202
4.861% due 02/01/2026 (a)	56	57
4.912% due 05/15/2023 (a)	69	70
4.998% due 02/01/2022 (a)	23	23
5.000% due 11/15/2017	100	100
5.210% due 09/01/2023 (a)	43	44
5.315% due 09/01/2028 (a)	159	163
5.332% due 08/01/2029 (a)	159	163
5.500% due 10/15/2015	100	101
5.509% due 08/01/2032 (a)	108	110
5.524% due 07/01/2032 (a)	232	237
5.645% due 08/01/2023 (a)	48	49
5.656% due 01/01/2032 (a)	134	134
5.835% due 08/01/2031 (a)	529	539
6.221% due 04/01/2031 (a)	190	191
6.500% due 09/15/2030-07/25/2043 (d)	52	53
Government National Mortgage Association
3.500% due 09/20/2028-09/20/2029 (a)(d)	82	82
3.750% due 09/20/2018 (a)	35	35
3.875% due 11/20/2031 (a)	122	123
4.000% due 01/20/2034 (a)	159	159
4.125% due 10/20/2026-12/20/2027 (a)(d)	159	162
4.172% due 03/16/2029 (a)	361	363
4.196% due 02/20/2029 (a)	10	10
4.250% due 02/20/2030 (a)	472	478
4.322% due 10/16/2029 (a)	352	355
4.375% due 04/20/2016-05/20/2032 (a)(d)	825	831
4.875% due 05/20/2016-04/20/2019 (a)(d)	50	51
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,421

Total U.S. Government Agencies (Cost $56,405)		56,374

MORTGAGE-BACKED SECURITIES 38.3%

Asset Securitization Corp.
7.384% due 08/13/2029 (a)	750	786
7.490% due 04/14/2029	88	91
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	188	189
6.500% due 09/25/2033	192	194
Bear Stearns Adjustable Rate Mortgage Trust
4.110% due 02/25/2034 (a)	126	126
4.581% due 11/25/2030 (a)	165	165
5.349% due 02/25/2033 (a)	111	111
5.938% due 06/25/2032 (a)	6	6
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 02/25/2006 (b)	64	1
Bear Stearns Commercial Mortgage Securities, Inc.
4.667% due 06/25/2030 (a)	1,573	1,605
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (g)	1,872	1,881
CBA Commercial Small Balance Commercial Mortgage
4.110% due 12/25/2036 (a)(g)	1,823	1,816
Citicorp Mortgage Securities, Inc.
4.147% due 11/25/2018 (a)	81	81
5.000% due 12/25/2033	345	344
Citigroup Mortgage Loan Trust, Inc.
4.722% due 06/25/2035 (a)	971	963
5.629% due 08/25/2035 (a)	2,777	2,794
Countrywide Alternative Loan Trust
4.080% due 05/25/2035 (a)	1,816	1,796
4.230% due 02/25/2033 (a)	377	377
5.750% due 06/25/2033	1,149	1,156
6.000% due 10/25/2032	12	12
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (a)	1,015	1,015
4.220% due 02/25/2035 (a)	1,733	1,736
4.290% due 09/25/2034 (a)(g)	1,970	1,977
4.480% due 04/25/2035 (a)	1,796	1,807
Countrywide Home Loans, Inc.
4.529% due 02/19/2034 (a)	123	121
CS First Boston Mortgage Securities Corp.
4.310% due 01/25/2033 (a)	349	350
4.832% due 02/15/2015	2,000	1,972
6.500% due 04/25/2033	372	376
7.000% due 02/25/2033	699	707
DLJ Mortgage Acceptance Corp.
5.194% due 04/25/2024 (a)	105	104
Drexel Burnham Lambert CMO Trust
4.313% due 05/01/2016 (a)	389	389
First Horizon Alternative Mortgage Securities
4.509% due 03/25/2035 (a)	2,243	2,226
4.788% due 06/25/2034 (a)	1,723	1,713
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	4	4
First Republic Mortgage Loan Trust
4.118% due 11/15/2031 (a)(g)	2,226	2,237
4.150% due 06/25/2030 (a)	308	307

28  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035	$3,000	$3,143
Green Tree Recreational Equipment & Consumer Trust
6.715% due 02/01/2009	1,428	1,491
Greenpoint Mortgage Funding Trust
4.060% due 06/25/2045 (a)(g)	2,268	2,265
Greenwich Capital Acceptance, Inc.
5.678% due 06/25/2024 (a)	283	282
GS Mortgage Securities Corp.
3.918% due 11/15/2015 (a)	263	263
6.044% due 08/15/2018	748	777
GSR Mortgage Loan Trust
6.000% due 03/25/2032	9	9
GSRPM Mortgage Loan Trust
4.530% due 01/25/2032 (a)(g)	2,373	2,395
Hilton Hotel Pool Trust
4.216% due 10/03/2015 (a)	2,000	2,013
Impac CMB Trust
6.000% due 01/25/2006 (b)	1,173	17
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032 (a)	324	325
Indymac Adjustable Rate Mortgage Trust
6.593% due 01/25/2032 (a)	124	124
Indymac Index Mortgage Loan Trust
4.070% due 04/25/2035 (a)(g)	1,877	1,876
4.110% due 03/25/2035 (a)	1,861	1,857
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	95	97
LB Mortgage Trust
7.809% due 01/15/2009	259	267
8.407% due 01/20/2017 (a)	630	687
MASTR Adjustable Rate Mortgages Trust
3.811% due 12/25/2033 (a)	73	72
Mellon Residential Funding Corp.
4.590% due 01/25/2029 (a)	67	68
MLCC Mortgage Investors, Inc.
4.200% due 03/25/2028 (a)	53	54
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	129	131
Nationslink Funding Corp.
6.888% due 05/10/2007 (g)	2,750	2,826
Ocwen Residential MBS Corp.
6.835% due 06/25/2039 (a)	955	752
Prudential Securities Secured Financing Corp.
5.250% due 05/25/2022 (a)	464	466
5.275% due 05/25/2022 (a)	150	150
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	84	83
Residential Asset Securitization Trust
4.180% due 10/25/2018 (a)	470	467
Residential Funding Mortgage Securities I, Inc.
4.230% due 07/25/2018 (a)	380	382
6.500% due 03/25/2032	14	14
Residential Funding Securities Corp.
5.599% due 11/25/2032 (a)	451	450
Rural Housing Trust
8.330% due 04/01/2026	53	53
SACO I, Inc.
4.300% due 10/25/2034 (a)	2,606	2,611
4.530% due 10/25/2034 (a)(g)	3,000	3,008
4.904% due 11/25/2033 (a)	1,326	1,299
Salomon Brothers Mortgage Securities VII, Inc.
4.133% due 09/25/2033 (a)	121	118
8.500% due 11/25/2024	849	904
Sears Mortgage Securities
9.500% due 11/15/2010 (j)	24	26
Securitized Asset Sales, Inc.
5.571% due 06/25/2023 (a)	148	149
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,063
Structured Adjustable Rate Mortgage Loan Trust
4.320% due 06/25/2034 (a)	2,000	2,009
Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030	181	181
Structured Asset Securities Corp.
4.120% due 01/25/2033 (a)	22	22
4.330% due 07/25/2032 (a)	32	32
4.500% due 02/25/2032 (a)	50	50
4.880% due 01/25/2033 (a)	1,000	1,002
5.654% due 06/25/2032 (a)	79	79
6.500% due 10/25/2031 (a)	220	220
7.000% due 11/25/2032 (a)	35	35
Travelers Mortgage Services, Inc.
5.580% due 09/25/2018 (a)	94	94
Washington Mutual Mortgage Securities Corp.
3.177% due 09/25/2033 (a)	180	177
3.765% due 11/25/2041 (a)	63	63
3.920% due 07/25/2044 (a)	921	924
3.941% due 11/25/2041 (a)	1,417	1,421
3.947% due 07/25/2034 (a)	470	457
3.956% due 12/19/2039 (a)	1,978	1,940
4.007% due 02/27/2034 (a)	37	37
4.188% due 07/25/2044 (a)	736	737
4.200% due 08/25/2033 (a)	124	122
4.237% due 12/25/2040 (a)	994	991
4.265% due 06/25/2042 (a)	212	214
4.816% due 10/25/2032 (a)	527	526
5.095% due 11/25/2030 (a)	363	364
5.131% due 10/25/2032 (a)	71	71
5.375% due 02/25/2033 (a)	379	379
Washington Mutual, Inc.
3.947% due 10/25/2044 (a)	4,161	4,196
Wells Fargo Mortgage-Backed Securities Trust
4.000% due 08/25/2034 (a)	410	404
4.691% due 02/25/2033 (a)	159	158
5.250% due 02/25/2018	1,250	1,251

Total Mortgage-Backed Securities (Cost $82,691)		82,725

ASSET-BACKED SECURITIES 84.2%

Aames Mortgage Investment Trust
4.128% due 10/25/2035 (a)	3,000	3,007
ABFS Mortgage Loan Trust
6.285% due 06/15/2033 (a)	2,000	2,026
ACE Securities Corp.
2.200% due 08/15/2030	1,240	1,235
Advanta Mortgage Loan Trust
7.750% due 10/25/2026	10	10
American Express Credit Account Master Trust
3.948% due 11/15/2010 (a)	75	75
AmeriCredit Automobile Receivables Trust
4.410% due 11/12/2008	338	339
Ameriquest Mortgage Securities, Inc.
4.270% due 09/25/2034 (a)	282	282
4.450% due 08/25/2032 (a)(g)	1,086	1,088
5.000% due 02/25/2006 (b)	39	1
5.000% due 06/25/2006 (b)	70	2
Amortizing Residential Collateral Trust
4.100% due 06/25/2032 (a)	118	118
4.110% due 01/01/2032 (a)	156	156
4.180% due 08/25/2032 (a)	20	20
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.170% due 03/25/2027 (a)	56	56
4.250% due 06/25/2027 (a)	27	27
4.325% due 06/25/2028 (a)	373	373
4.385% due 06/25/2027 (a)	306	306
4.385% due 09/25/2027 (a)(g)	593	594
ARG Funding Corp.
4.246% due 03/20/2007 (a)	500	500
Asset-Backed Funding Certificates
4.150% due 07/25/2034 (a)	70	70
4.250% due 02/25/2035 (a)(g)	2,000	2,005
4.510% due 07/25/2033 (a)(g)	2,687	2,723
Asset-Backed Securities Corp. Home Equity Loan Trust
4.028% due 06/15/2031 (a)	25	25
4.468% due 08/15/2032 (a)(g)	1,276	1,279
Associates Manufactured Housing Pass-Through Certificates
6.900% due 06/15/2027	87	88
Bayview Financial Acquisition Trust
4.421% due 05/28/2044 (a)(g)	1,742	1,750
4.780% due 06/01/2026 (a)	46	46
Bayview Financial Asset Trust
4.230% due 11/25/2039 (a)	1,305	1,308
Bear Stearns Asset-Backed Securities, Inc.
4.030% due 09/25/2034 (a)	223	223
4.120% due 02/25/2026 (a)(g)	909	911
4.230% due 10/27/2032 (a)	156	157
4.430% due 10/25/2032 (a)	247	248
4.580% due 11/25/2042 (a)	542	548
5.000% due 12/25/2005 (b)	7,425	59
5.000% due 03/25/2006 (b)	9,182	204
5.000% due 03/25/2007 (a)(b)	10,000	673
Capital One Master Trust
4.600% due 08/17/2009	105	105
Carmax Auto Owner Trust
2.360% due 10/15/2007	53	53
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	180	180
CDC Mortgage Capital Trust
4.140% due 08/25/2032 (a)	125	125
4.530% due 08/25/2032 (a)(g)	2,784	2,793
Cendant Mortgage Corp.
6.000% due 10/21/2033 (a)(g)	805	810
Centex Home Equity
4.310% due 06/25/2034 (a)	30	30
4.437% due 02/25/2006 (a)(g)	56	1
4.575% due 06/25/2006 (b)	29	1
5.160% due 09/25/2034 (a)(g)	2,000	1,980
6.250% due 04/25/2031	203	203
Centex Home Equity Co. LLC
3.980% due 04/25/2020 (a)(g)	688	688
Champion Home Equity Loan Trust
4.090% due 03/25/2029 (a)	27	27
Charming Shoppes Master Trust
4.098% due 05/15/2014 (a)(g)	1,000	998
Chase Credit Card Master Trust
4.128% due 10/15/2009 (a)	50	50
Chase Funding Mortgage Loan
Asset-Backed Certificates
4.100% due 04/25/2033 (a)	32	32
4.537% due 09/25/2032	15	15
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	50	49
CIT Group Home Equity Loan Trust
4.480% due 12/25/2031 (a)(g)	1,500	1,507
CIT Rv Trust
6.160% due 06/15/2013	94	95
Citibank Credit Card Issuance Trust
2.700% due 01/15/2008	200	199
Community Program Loan Trust
4.500% due 04/01/2029	500	468
Conseco Finance Securitizations Corp.
5.790% due 05/01/2033	2,558	2,569
6.770% due 09/01/2032	137	138
8.310% due 05/01/2032	2,211	1,806
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025 (g)	2,424	2,427
ContiMortgage Home Equity Loan Trust
4.248% due 06/15/2025 (a)	82	82
7.280% due 04/25/2014 (a)	339	341
Countrywide Asset-Backed Certificates
3.613% due 04/25/2030	24	24
3.721% due 06/25/2035 (a)	89	89
4.130% due 11/25/2033 (a)	136	137

See accompanying notes  |  09.30.05  |  Semi-Annual Report  29

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
4.150% due 09/25/2033 (a)	$212	$212
4.257% due 12/25/2017 (a)(g)	1,535	1,532
4.300% due 11/25/2033 (a)	971	972
4.330% due 09/25/2032 (a)	1,052	1,060
4.430% due 04/25/2032 (a)(g)	4,499	4,509
5.125% due 01/25/2035 (a)(g)	3,000	2,963
Credit-Based Asset Servicing & Securitization LLC
3.000% due 12/25/2005 (b)	100	0
4.080% due 09/25/2033 (a)(g)	1,489	1,490
4.150% due 06/25/2032 (a)	100	100
4.280% due 11/25/2033 (a)	1,282	1,289
4.460% due 06/25/2032 (a)	2,000	2,010
4.500% due 12/25/2006 (b)	4,196	210
CS First Boston Mortgage Securities Corp.
4.080% due 01/25/2043 (a)	3,719	3,716
4.510% due 05/25/2044 (a)(g)	2,258	2,254
4.580% due 04/25/2032 (a)	1,000	1,006
Daimler Chrysler Auto Trust
2.880% due 10/08/2009	781	771
Denver Arena Trust
6.940% due 11/15/2019	2,062	2,069
Embarcadero Aircraft Securitization Trust
4.868% due 08/15/2025 (a)(c)	1,183	18
EMC Mortgage Loan Trust
4.580% due 08/25/2040 (a)	1,838	1,859
Equity One ABS, Inc.
4.080% due 07/25/2034 (a)(g)	1,099	1,101
4.170% due 07/25/2034 (a)	36	37
7.600% due 02/25/2032 (g)	1,809	1,825
8.015% due 01/25/2030 (a)	162	164
First Alliance Mortgage Loan Trust
4.006% due 09/20/2027 (a)	62	62
4.310% due 10/25/2024 (a)	49	49
7.520% due 03/20/2031 (a)	70	70
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.210% due 10/25/2034 (a)	1,461	1,468
4.230% due 04/25/2035 (a)(g)	3,000	3,001
4.290% due 09/25/2030 (a)(g)	1,649	1,651
6.000% due 12/25/2005 (b)	151	1
First International Bank
4.318% due 03/15/2027 (a)	340	235
First USA Credit Card Master Trust
3.939% due 09/19/2008 (a)	200	200
Fleet Home Equity Loan Trust
4.046% due 01/20/2033 (a)	636	637
Ford Credit Auto Owner Trust
2.410% due 08/15/2007	250	247
GMAC Mortgage Corp. Loan Trust
3.940% due 03/25/2035 (a)	250	250
Green Tree Financial Corp.
5.760% due 11/01/2018	16	16
6.180% due 04/01/2030	1,846	1,835
6.220% due 03/01/2030	142	142
6.240% due 11/01/2016	6	6
6.270% due 07/01/2021	384	387
6.450% due 02/01/2025	450	461
6.530% due 04/01/2030	1,320	1,331
6.810% due 12/01/2027	3,136	3,224
6.860% due 03/15/2028	70	73
6.870% due 02/01/2030	81	83
7.620% due 06/15/2028	223	238
Greenpoint Home Equity Loan Trust
4.038% due 04/15/2029 (a)	238	238
GSAMP Trust
4.380% due 06/25/2034 (a)(g)	960	971
GSRPM Mortgage Loan Trust
4.210% due 09/25/2042 (a)	565	568
HFC Home Equity Loan Asset-Backed Certificates
4.096% due 04/20/2032 (a)	117	117
4.326% due 01/20/2034 (a)	2,216	2,227
Home Equity Asset Trust
4.130% due 11/25/2032 (a)	1	1
4.210% due 08/25/2033 (a)	407	409
4.930% due 12/25/2034 (a)	1,000	1,010
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)	93	93
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	179	180
IMC Home Equity Loan Trust
7.310% due 11/20/2028	171	172
Impac CMB Trust
4.140% due 01/25/2034 (a)(g)	1,365	1,367
Indymac Home Equity Loan Asset-Backed Trust
5.180% due 07/25/2034 (a)	1,000	1,015
Indymac Index Mortgage Loan Trust
4.150% due 01/25/2035 (a)(g)	2,251	2,250
Irwin Home Equity Loan Trust
4.730% due 02/25/2029 (a)	1,735	1,753
7.000% due 11/25/2005 (b)	8,731	93
IXIS Real Estate Capital Trust
3.980% due 09/25/2035 (a)	3,000	3,001
Keystone Owner Trust
7.400% due 01/25/2029 (a)	365	370
7.930% due 05/25/2025	86	87
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	8	8
4.150% due 07/25/2033 (a)(g)	722	723
4.180% due 03/25/2032 (a)	2	2
4.780% due 03/25/2032 (a)	1,500	1,516
5.480% due 03/25/2032 (a)	2,435	2,360
5.730% due 06/25/2033 (a)	3,500	3,547
5.830% due 11/25/2032 (a)	3,500	3,556
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	3,222	3,467
Madison Avenue Manufactured Housing Contract
5.280% due 03/25/2032 (a)	1,500	1,467
Mellon Bank Home Equity Loan Trust
4.036% due 03/20/2027 (a)	117	116
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (a)(g)	1,443	1,454
Merrill Lynch Mortgage Investors, Inc.
4.030% due 08/25/2035 (a)	108	108
4.830% due 09/25/2032 (a)	1,335	1,347
Mid-State Trust
6.005% due 08/15/2037	1,630	1,685
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)	9	9
5.480% due 01/25/2032 (a)	1,346	1,351
National City Auto Receivables Trust
2.110% due 07/15/2008	48	47
New Century Home Equity Loan Trust
3.920% due 07/25/2035 (a)	89	89
4.086% due 06/20/2031 (a)	74	74
4.146% due 09/20/2031 (a)	31	31
4.390% due 07/25/2030 (a)	62	62
4.896% due 06/20/2031 (a)	4,506	4,511
Nextcard Credit Card Master Note Trust
5.418% due 12/15/2006 (a)	617	395
Novastar Home Equity Loan
4.220% due 05/25/2033 (a)	24	24
NPF XII, Inc.
2.270% due 03/01/2004 (a)(c)	2,000	0
Oakwood Mortgage Investors, Inc.
4.143% due 03/15/2018 (a)	741	614
Onyx Acceptance Grantor Trust
4.070% due 04/15/2009	431	431
Option One Mortgage Loan Trust
4.100% due 06/25/2032 (a)	14	14
4.296% due 08/20/2030 (a)	33	33
4.350% due 06/25/2031 (a)	106	106
4.350% due 08/25/2031 (a)	15	15
4.390% due 05/25/2029 (a)	54	54
4.400% due 10/12/2032 (a)(g)	1,852	1,863
Origen Manufactured Housing
6.440% due 03/15/2032	433	436
7.650% due 03/15/2032 (a)	2,000	2,110
Porter Square CDO
5.130% due 08/15/2038 (a)	1,500	1,494
Quest Trust
4.390% due 06/25/2034 (a)(g)	1,411	1,415
5.530% due 07/20/2034 (a)	500	496
Renaissance Home Equity Loan Trust
0.100% due 03/25/2006 (b)	2,496	16
4.030% due 03/25/2033 (a)	138	138
4.450% due 03/25/2033 (a)	101	102
4.630% due 08/25/2032 (a)(g)	2,000	2,008
Residential Asset Mortgage Products, Inc.
3.960% due 06/25/2027 (a)	349	349
3.970% due 09/25/2025 (a)	76	76
4.000% due 06/25/2024 (a)(g)	761	762
4.000% due 05/25/2027 (a)	453	454
4.080% due 01/25/2033 (a)(g)	1,336	1,338
4.080% due 02/25/2034 (a)	78	78
4.190% due 04/25/2033 (a)	24	24
5.707% due 08/25/2034 (a)(g)	3,000	3,035
5.900% due 07/25/2034 (g)	2,000	2,017
5.942% due 04/25/2034 (a)(g)	2,000	2,047
Residential Asset Securities Corp.
3.970% due 09/25/2025 (a)	133	133
4.060% due 09/25/2031 (a)	76	76
4.120% due 06/25/2033 (a)	166	166
4.150% due 05/25/2032 (a)	32	32
4.260% due 03/25/2035 (a)(g)	7,000	7,003
4.380% due 09/25/2031 (a)	714	714
6.320% due 04/25/2030	29	29
6.415% due 07/25/2030	68	68
7.140% due 04/25/2032	1,037	1,056
7.175% due 12/25/2031	361	364
7.505% due 10/25/2030	212	213
Residential Funding Mortgage Securities II, Inc.
4.120% due 01/25/2033 (a)	77	77
8.350% due 03/25/2025 (a)	284	284
11.000% due 12/25/2005 (a)(b)	100	1
Salomon Brothers Mortgage Securities VII, Inc.
4.310% due 03/25/2028 (a)	658	658
5.366% due 04/25/2029 (a)	1,729	1,731
Saxon Asset Securities Trust
4.080% due 03/25/2032 (a)	33	33
4.130% due 06/25/2033 (a)	6	6
Sears Credit Account Master Trust
3.948% due 02/15/2010 (a)(g)	1,615	1,616
SLM Student Loan Trust
3.670% due 10/25/2012 (a)	450	449
4.118% due 01/25/2010 (a)	24	24
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)	4,032	4,034
Structured Asset Investment Loan Trust
3.950% due 02/25/2035 (a)	1,405	1,406
Structured Asset Securities Corp.
3.375% due 08/25/2031	155	142
4.330% due 05/25/2032 (a)	134	135
4.480% due 05/25/2034 (a)(g)	842	845
Structured Settlements Fund
7.250% due 12/20/2008	387	400
Terwin Mortgage Trust
4.010% due 06/25/2036 (a)(g)	1,915	1,915
19.500% due 09/25/2033 (b)	2,580	76
Truman Capital Mortgage Loan Trust
4.310% due 11/25/2031 (a)	56	56
4.980% due 11/25/2032 (a)	530	530
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	640
Union Acceptance Corp.
4.590% due 07/08/2008 (a)	137	138

30  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
USAA Auto Owner Trust
2.060% due 04/15/2008	$42	$42
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	333
7.905% due 02/07/2026 (g)	1,093	1,163
Wells Fargo Home Equity Trust
4.000% due 02/25/2018 (a)	153	153
WMC Mortgage Loan Pass-Through Certificates
4.621% due 03/20/2029 (a)	195	196
World Financial Network Credit Card Master Trust
4.768% due 06/15/2009 (a)	2,000	2,031

Total Asset-Backed Securities (Cost $185,081)		181,752

SHORT-TERM INSTRUMENTS 1.7%

Commercial Paper 1.1%

Rabobank USA Financial Corp.
3.880% due 10/03/2005	2,400	2,400

Repurchase Agreement 0.4%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 1.750% due 03/30/2006 valued at $924. Repurchase proceeds are $902.)	902	902

U.S. Treasury Bills 0.2%
3.458% due 12/01/2005-12/15/2005 (d)(e)	420	417

Total Short-Term Instruments (Cost $3,719)		3,719

Total Investments (f) 153.3% (Cost $334,049)		$330,764

Written Options (i) (0.1%) (Premiums $89)		(229)

Other Assets and Liabilities (Net) (53.2%)		(114,790)

Net Assets 100.0%		$215,745

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Security is in default.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $169 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $16,560 were valued with reference to securities whose prices are more readily obtainable.
(g)	On September 30, 2005, securities valued at $96,271 were pledged as collateral for reverse repurchase agreements.
(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc	3-month USD-LIBOR	Pay	5.000%	12/15/2015	$5,900	$(152)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	5,700	(89)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(108)

						$(349)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Sell	1.700%	04/23/2039	$1,000	$(4)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Sell	1.700%	03/08/2040	2,000	(8)

						$(12)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call-OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$3,000	$89	$229

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j)	Restricted security as of September 30, 2005:

Issuer Description	Coupon %	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Sears Mortgage Securities	9.500	11/15/2010	03/13/2002	$28	$26	1.81%

See accompanying notes  |  09.30.05  |  Semi-Annual Report  31

Schedule of Investments

Developing Local Markets Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.6%

Banking & Finance 1.8%

Banque Centrale de Tunisie
7.500% due 09/19/2007	$120	$127
Export-Import Bank Of Korea
4.250% due 11/27/2007	1,700	1,685
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	700	700
Pemex Finance Ltd.
9.690% due 08/15/2009	320	348

		2,860

Industrials 2.9%

CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,065
Gazprom International S.A.
9.125% due 04/25/2007	2,075	2,206
Safeway, Inc.
4.163% due 11/01/2005 (a)	1,400	1,400

		4,671

Utilities 1.9%

Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	1,500	1,500
Duke Energy Corp.
4.240% due 12/08/2005 (a)	750	750
Sprint Capital Corp.
4.780% due 08/17/2006 (a)	700	701

		2,951

Total Corporate Bonds & Notes (Cost $10,494)		10,482

U.S. GOVERNMENT AGENCIES 0.9%

Freddie Mac
3.960% due 08/25/2031 (a)	689	693
3.970% due 09/25/2031 (a)	709	710

Total U.S. Government Agencies (Cost $1,399)		1,403

MORTGAGE-BACKED SECURITIES 1.7%

MASTR Alternative Loans Trust
3.844% due 08/25/2034 (a)	700	698
Sequoia Mortgage Trust
4.081% due 04/25/2035 (a)	750	737
Structured Asset Securities Corp.
3.930% due 06/25/2035 (a)	1,325	1,326

Total Mortgage-Backed Securities (Cost $2,764)		2,761

ASSET-BACKED SECURITIES 15.5%

ACE Securities Corp.
3.948% due 10/25/2035 (a)	1,700	1,701
Ameriquest Mortgage Securities, Inc.
3.948% due 10/25/2035 (a)	700	700
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	1,000	1,001
Asset-Backed Funding Certificates
3.940% due 06/25/2035 (a)	704	704
3.929% due 08/25/2035 (a)	700	700
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	442	443
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 07/25/2031 (a)	274	275
4.040% due 09/25/2031 (a)	214	215
4.030% due 09/25/2034 (a)	2,090	2,093
Citigroup Mortgage Loan Trust, Inc.
3.850% due 09/25/2035 (a)	750	750
Countrywide Asset-Backed Certificates
3.938% due 01/25/2036 (a)	750	750
4.028% due 01/25/2036 (a)	750	752
FBR Securitization Trust
4.000% due 09/25/2035 (a)	1,900	1,902
4.000% due 09/25/2035 (a)	1,500	1,501
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)	131	131
First NLC Trust
3.940% due 09/25/2035 (a)	709	710
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	1,229	1,231
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	1,895	1,896
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)	700	700
Renaissance Home Equity Loan Trust
4.030% due 02/25/2035 (a)	602	604
3.990% due 11/25/2035 (a)	750	751
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	700	700
Residential Asset Securities Corp.
3.940% due 10/25/2035 (a)	750	751
SACO I, Inc.
3.910% due 07/25/2035 (a)	750	751
0.000% due 10/25/2035 (a)	700	700
Soundview Home Equity Loan Trust
3.951% due 11/25/2035 (a)	700	700
Structured Asset Investment Loan Trust
3.841% due 04/25/2034 (a)	1,436	1,437

Total Asset-Backed Securities (Cost $24,530)		24,549

SOVEREIGN ISSUES 4.3%

Republic of Brazil
4.250% due 04/15/2006 (a)	3,200	3,206
Republic of Ukraine
11.000% due 03/15/2007	980	1,038
Republic of Venezuela
4.563% due 12/18/2007 (a)	119	118
Russian Federation
3.000% due 05/14/2006	2,400	2,381

Total Sovereign Issues (Cost $6,722)		6,743

SHORT-TERM INSTRUMENTS 71.8%

Commercial Paper 71.1%

ABN AMRO North America
3.520% due 10/19/2005	4,000	3,994
Anz National International Ltd.
3.510% due 10/14/2005	3,900	3,896
3.750% due 12/12/2005	800	794
ASB Bank Ltd.
3.460% due 10/07/2005	1,300	1,300
3.515% due 10/18/2005	1,500	1,498
3.620% due 10/21/2005	1,700	1,697
Bank of Ireland
3.680% due 11/14/2005	1,200	1,195
Barclays U.S. Funding Corp.
3.450% due 10/05/2005	400	400
3.785% due 12/14/2005	1,800	1,785
3.830% due 12/27/2005	2,500	2,476
BNP Paribas Finance
3.680% due 12/02/2005	4,000	3,973
3.690% due 12/05/2005	400	397
CDC Commercial Paper, Inc.
3.520% due 10/21/2005	700	699
3.590% due 11/18/2005	3,600	3,584
Danske Corp.
3.460% due 10/11/2005	2,300	2,298
3.625% due 11/07/2005	300	299
3.680% due 11/14/2005	600	597
3.750% due 12/02/2005	600	596
Dexia Delaware LLC
3.610% due 11/01/2005	700	698
DnB NORBank ASA
3.780% due 12/22/2005	600	595
Fannie Mae
3.228% due 10/19/2005	1,400	1,398
3.230% due 10/26/2005	600	599
3.450% due 11/04/2005	500	498
3.600% due 11/09/2005	700	697
3.615% due 11/16/2005	600	597
3.649% due 11/23/2005	1,700	1,691
3.994% due 03/29/2006	600	588
Federal Home Loan Bank
3.595% due 11/14/2005	4,200	4,182
3.680% due 12/06/2005	2,200	2,184
ForeningsSparbanken AB
3.450% due 10/06/2005	2,300	2,299
Freddie Mac
3.487% due 10/25/2005	2,700	2,694
3.500% due 11/10/2005	800	797
3.620% due 11/15/2005	2,800	2,788
3.655% due 01/10/2006	1,600	1,582
General Electric Capital Corp.
3.550% due 10/20/2005	600	599
3.580% due 10/26/2005	1,000	998
3.910% due 12/27/2005	3,100	3,070
HBOS Treasury Services PLC
3.455% due 10/05/2005	700	700
3.685% due 11/14/2005	3,000	2,987
3.750% due 12/01/2005	300	298
ING U.S. Funding LLC
3.560% due 10/26/2005	3,900	3,891
3.760% due 12/01/2005	300	298
3.690% due 12/06/2005	500	496
Nordea North America, Inc.
3.520% due 10/21/2005	400	399
3.670% due 11/10/2005	3,700	3,686
3.685% due 12/09/2005	600	596
Rabobank USA Financial Corp.
3.360% due 10/17/2005	100	100
3.620% due 11/28/2005	3,900	3,878
3.905% due 12/30/2005	700	693
Royal Bank of Scotland PLC
3.455% due 10/06/2005	100	100
3.510% due 10/17/2005	500	499
3.700% due 11/16/2005	600	597
Skandinaviska Enskilda Banken AB
3.500% due 10/12/2005	2,400	2,398
3.505% due 10/12/2005	800	799
3.800% due 12/30/2005	1,400	1,386
Societe Generale N.A.
3.690% due 11/15/2005	4,200	4,182
3.700% due 11/17/2005	500	498
Spintab AB
3.690% due 11/18/2005	2,200	2,190
Stadshypoket Delaware, Inc.
3.590% due 10/11/2005	4,200	4,197
Statens Bostadsfin Bank
3.700% due 11/15/2005	4,200	4,181
TotalFinaElf Capital S.A.
3.760% due 12/01/2005	4,200	4,174
UBS Finance Delaware LLC
3.625% due 10/17/2005	400	399
3.590% due 11/21/2005	2,200	2,189
3.760% due 12/01/2005	700	696
3.945% due 01/26/2006	1,400	1,382
Westpac Capital Corp.
3.700% due 11/14/2005	3,000	2,987
3.730% due 12/09/2005	700	695
Westpac Trust Securities NZ Ltd. London
3.500% due 10/17/2005	1,000	999

		112,602

32  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Repurchase Agreement 0.7%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Freddie Mac 3.875% due 01/12/2009 valued at $1,103. Repurchase proceeds are $1,079.)	$1,079	$1,079

Total Short-Term Instruments (Cost $113,694)		113,681

Total Investments (b) 100.8% (Cost $159,603)		$159,619
Other Assets and Liabilities (Net) (0.8%)		(1,225)

Net Assets 100.0%		$158,394

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $12,597 were valued with reference to securities whose prices are more readily obtainable.
(c)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR 2,400	$(2)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005	1,000	(1)
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.920%	08/12/2015	MP 4,000	18

						$15

(d)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	21,887	11/2005	$1,437	$0	$1,437
Sell		9,952	11/2005	0	(400)	(400)
Buy		10,831	02/2006	452	0	452
Sell		231	02/2006	0	(10)	(10)
Buy	CK	120,026	11/2005	0	(254)	(254)
Buy		62,693	02/2006	0	(42)	(42)
Buy	CO	2,754,883	11/2005	53	0	53
Buy		2,366,097	02/2006	10	0	10
Buy	CP	2,524,044	11/2005	458	0	458
Buy		1,770,034	02/2006	170	0	170
Buy	CY	10,828	11/2005	0	(4)	(4)
Buy		10,529	02/2006	0	(12)	(12)
Buy		1,956	07/2006	0	(2)	(2)
Buy	H$	13,270	11/2005	0	(2)	(2)
Buy		8,806	02/2006	0	0	0
Buy	IR	2,775,000	10/2005	19	0	19
Sell		2,775,000	10/2005	0	(3)	(3)
Buy		2,775,000	01/2006	12	0	12
Buy		24,030,000	02/2006	108	0	108
Buy	IS	9,634	11/2005	0	(38)	(38)
Buy	KW	1,084,400	10/2005	0	(29)	(29)
Buy		6,800,906	11/2005	0	(244)	(244)
Buy		3,048,926	02/2006	0	(54)	(54)
Buy		235,000	03/2006	0	(4)	(4)
Buy	MP	122,168	11/2005	499	0	499
Buy		52,069	02/2006	0	(14)	(14)
Buy	PN	12,820	11/2005	0	(90)	(90)
Sell		3,292	11/2005	15	0	15
Buy		12,439	02/2006	0	(101)	(101)
Buy	PZ	36,202	11/2005	261	(1)	260
Buy		24,942	02/2006	98	(16)	82
Buy		2,218	03/2006	0	(7)	(7)
Buy	RP	181,093	11/2005	2	(1)	1
Buy		53,789	02/2006	0	(11)	(11)
Buy	RR	204,327	11/2005	3	(148)	(145)
Buy		139,141	02/2006	37	0	37
Sell		24,123	02/2006	2	0	2
Buy	S$	16,799	11/2005	0	(344)	(344)
Buy		7,668	02/2006	0	(113)	(113)
Buy		200	03/2006	0	(1)	(1)
Buy	SR	27,686	11/2005	41	(96)	(55)
Buy		25,695	02/2006	99	0	99
Buy	SV	147,248	11/2005	0	(275)	(275)
Buy		89,848	02/2006	0	(71)	(71)
Buy		59,532	03/2006	0	(33)	(33)
Buy	T$	156,694	11/2005	0	(345)	(345)
Buy		64,002	02/2006	0	(87)	(87)
Buy	TB	114,286	11/2005	0	(104)	(104)
Sell		41,220	11/2005	0	(3)	(3)
Buy		40,610	02/2006	7	0	7
Buy	TL	6,629	11/2005	309	0	309
Buy		2,285	02/2006	0	(5)	(5)

				$4,092	$(2,964)	$1,128

See accompanying notes  |  09.30.05  |  Semi-Annual Report  33

Schedule of Investments

Emerging Markets Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BRAZIL 30.6%

Republic of Brazil
4.250% due 04/15/2006 (a)	$32,360	$32,420
11.500% due 03/12/2008	7,064	8,067
9.375% due 04/07/2008	2,450	2,674
4.313% due 04/15/2009 (a)	14,706	14,632
9.760% due 06/29/2009 (a)	39,425	46,275
14.500% due 10/15/2009	2,830	3,687
12.000% due 04/15/2010	460	564
9.250% due 10/22/2010	5,085	5,728
10.000% due 08/07/2011	15,200	17,746
11.000% due 01/11/2012	1,795	2,204
4.313% due 04/15/2012 (a)	37,090	36,582
10.250% due 06/17/2013	4,450	5,307
8.000% due 04/15/2014	9,605	9,651
10.500% due 07/14/2014	49,225	59,710
7.875% due 03/07/2015	2,025	2,106
8.000% due 01/15/2018	18,160	19,277
8.875% due 10/14/2019	5,375	5,851
12.750% due 01/15/2020	150	209
4.250% due 04/15/2024 (a)	370	357
6.000% due 04/15/2024 (a)	1,043	1,010
8.875% due 04/15/2024	8,010	8,567
8.750% due 02/04/2025	1,500	1,588
10.125% due 05/15/2027	14,594	17,520
12.250% due 03/06/2030	10	14
8.250% due 01/20/2034	28,420	28,633
11.000% due 08/17/2040	136,187	167,135

Total Brazil (Cost $466,139)		497,514

CAYMAN ISLANDS 0.4%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$3,280	3,329
Petrobras International Finance Co.
9.125% due 02/01/2007	1,075	1,138
7.750% due 09/15/2014	650	707
Petroleum Export Ltd.
5.265% due 06/15/2011	1,000	997

Total Cayman Islands (Cost $5,998)		6,171

CHILE 1.1%

Banco Santander Chile
4.148% due 12/09/2009 (a)	$5,000	4,984
5.375% due 12/09/2014	5,000	5,035
CODELCO, Inc.
5.625% due 09/21/2035	2,700	2,683
Republic of Chile
5.625% due 07/23/2007	425	433
7.125% due 01/11/2012	4,596	5,186

Total Chile (Cost $18,172)		18,321

CHINA 0.4%

China Development Bank
5.000% due 10/15/2015	$500	494
Export-Import Bank of China
5.250% due 07/29/2014	4,550	4,605
4.875% due 07/21/2015	2,000	1,955

Total China (Cost $6,988)		7,054

COLOMBIA 0.8%

Republic of Colombia
10.000% due 01/23/2012	$2,420	2,928
10.750% due 01/15/2013	1,320	1,665
8.250% due 12/22/2014	8,100	9,117

Total Colombia (Cost $12,922)		13,710

ECUADOR 3.2%

Republic of Ecuador
12.000% due 11/15/2012	$600	611
9.000% due 08/15/2030 (a)	53,925	51,148

Total Ecuador (Cost $48,855)		51,759

EL SALVADOR 0.0%

Republic of El Salvador
8.500% due 07/25/2011	$125	145

Total El Salvador (Cost $141)		145

GUATEMALA 0.8%

Republic of Guatemala
9.250% due 08/01/2013	$11,417	13,717

Total Guatemala (Cost $11,569)		13,717

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014	$1,150	1,165

Total Hong Kong (Cost $1,144)		1,165

INDIA 0.1%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009	$1,000	978

Total India (Cost $994)		978

KAZAKHSTAN 0.4%

Tengizchevroil Finance Co.
6.124% due 11/15/2014	$5,450	5,597

Total Kazakhstan (Cost $5,540)		5,597

MALAYSIA 2.0%

Petroliam Nasional Bhd.
7.750% due 08/15/2015	$8,722	10,555
Petronas Capital Ltd.
7.000% due 05/22/2012	5,685	6,371
7.875% due 05/22/2022	1,490	1,854
Republic of Malaysia
7.500% due 07/15/2011	8,859	10,065
TNB Capital Ltd.
5.250% due 05/05/2015	4,300	4,312

Total Malaysia (Cost $32,012)		33,157

MEXICO 14.3%

Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012	$1,000	1,085
Pemex Project Funding Master Trust
7.875% due 02/01/2009	550	597
4.710% due 06/15/2010 (a)	3,000	3,129
9.125% due 10/13/2010	570	668
8.000% due 11/15/2011	11,955	13,641
7.375% due 12/15/2014	6,261	6,965
5.750% due 12/15/2015	3,400	3,370
9.250% due 03/30/2018	3,500	4,460
9.500% due 03/30/2018	2,955	3,768
8.625% due 02/01/2022	9,928	12,162
9.500% due 09/15/2027	6,565	8,682
United Mexican States
8.625% due 03/12/2008	1,715	1,869
10.375% due 02/17/2009	128	150
9.875% due 02/01/2010	370	441
8.375% due 01/14/2011	5,655	6,517
7.500% due 01/14/2012	19,009	21,376
6.375% due 01/16/2013	23,440	24,999
5.875% due 01/15/2014	6,000	6,219
6.625% due 03/03/2015	48,600	52,925
11.375% due 09/15/2016	310	458
8.125% due 12/30/2019	24,966	30,334
8.000% due 09/24/2022	1,615	1,966
11.500% due 05/15/2026	3,000	4,823
8.300% due 08/15/2031	5,432	6,804
7.500% due 04/08/2033	7,000	8,138
6.750% due 09/27/2034	3,000	3,203
United Mexican States Value Recovery Rights
0.000% due 06/30/2006 (a)	68,250	1,399
0.000% due 06/30/2007 (a)	90,175	2,345

Total Mexico (Cost $219,181)		232,491

MOROCCO 0.1%

Kingdom of Morocco
2.563% due 01/01/2009 (a)	$912	913

Total Morocco (Cost $878)		913

PANAMA 4.7%

Republic of Panama
8.250% due 04/22/2008	$150	163
9.625% due 02/08/2011	425	510
9.375% due 07/23/2012	12,321	14,970
7.250% due 03/15/2015	2,225	2,436
10.750% due 05/15/2020	1,665	2,327
9.375% due 01/16/2023	36,455	46,207
8.875% due 09/30/2027	2,966	3,626
9.375% due 04/01/2029	5,008	6,385

Total Panama (Cost $65,505)		76,624

PERU 4.3%

Republic of Peru
9.125% due 01/15/2008	$7,085	7,687
9.125% due 02/21/2012	40,921	49,310
9.875% due 02/06/2015	175	224
5.000% due 03/07/2017 (a)	9,179	9,051
Southern Peru Copper Corp.
7.500% due 07/27/2035	2,800	2,813

Total Peru (Cost $64,823)		69,085

QATAR 0.3%

Ras Laffan LNG II
5.298% due 09/30/2020	$2650	2,651
Ras Laffan LNG III
5.838% due 09/30/2027	2,000	2,010

Total Qatar (Cost $4,650)		4,661

34  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
RUSSIA (g) 19.2%

Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)	EC	250	$318
Gaz Capital S.A.
5.875% due 06/01/2015		4,400	5,898
8.625% due 04/28/2034		$1,000	1,318
Gazprom International S.A.
9.625% due 03/01/2013		3,000	3,724
7.201% due 02/01/2020		650	711
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,200	1,274
Russian Federation
8.250% due 03/31/2010		29,800	32,339
11.000% due 07/24/2018		1,000	1,531
12.750% due 06/24/2028		2,000	3,776
5.000% due 03/31/2030 (a)		226,756	261,114

Total Russia (Cost $308,870)			312,003

SOUTH AFRICA (g) 2.4%

Republic of South Africa
8.375% due 10/17/2006		$1,000	1,038
9.125% due 05/19/2009		2,750	3,135
7.375% due 04/25/2012		1,400	1,579
5.250% due 05/16/2013	EC	24,352	32,519
8.500% due 06/23/2017		$631	809

Total South Africa (Cost $34,650)			39,080

SOUTH KOREA 0.1%

KT Corp.
4.875% due 07/15/2015		$1,250	1,216

Total South Korea (Cost $1,226)			1,216

TUNISIA (g) 3.2%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	6,169	8,604
4.750% due 04/07/2011		450	581
7.375% due 04/25/2012		$33,064	37,528
8.250% due 09/19/2027		4,200	5,376

Total Tunisia (Cost $47,619)			52,089

UKRAINE 3.2%

Republic of Ukraine
11.000% due 03/15/2007		$2,191	2,322
6.365% due 08/05/2009 (a)		9,570	10,431
7.343% due 08/05/2009 (a)		6,425	7,027
6.875% due 03/04/2011		14,170	14,942
7.650% due 06/11/2013		15,538	17,148

Total Ukraine (Cost $49,297)			51,870

UNITED STATES 3.8%

U.S. Government Agencies 0.3%

Fannie Mae
5.500% due 10/13/2035		$5,500	5,498

U.S. Treasury Obligations 3.5%

U.S. Treasury Bonds
7.875% due 02/15/2021		1,400	1,905
8.125% due 08/15/2021		4,000	5,580
6.250% due 08/15/2023		75	90
6.000% due 02/15/2026		2,000	2,359
U.S. Treasury Notes
3.500% due 02/15/2010		2,000	1,943
3.875% due 09/15/2010		8,120	8,008
4.250% due 11/15/2013		25,400	25,298
4.125% due 05/15/2015		11,400	11,207

			56,390

Total United States (Cost $62,221)			61,888

VENEZUELA 2.0%

Republic of Venezuela
5.375% due 08/07/2010		$750	732
4.640% due 04/20/2011 (a)		4,700	4,677
10.750% due 09/19/2013		2,810	3,513
8.500% due 10/08/2014		2,000	2,225
9.250% due 09/15/2027		7,640	9,057
9.375% due 01/13/2034		10,000	11,865

	Shares
Republic of Venezuela Value Recovery Rights
0.000% due 04/15/2020 (a)		5,000	140

Total Venezuela (Cost $29,507)			32,209

SHORT-TERM INSTRUMENTS 23.0%

	Principal Amount (000s)
Certificates of Deposit 2.5%

Wells Fargo Bank, N.A.
3.760% due 10/13/2005		$40,000	40,000

Commercial Paper 17.5%

Barclays U.S. Funding Corp.
3.720% due 11/18/2005		42,200	41,999
3.745% due 11/22/2005		4,100	4,079
3.890% due 12/12/2005		2,500	2,480
CDC Commercial Paper, Inc.
3.740% due 11/28/2005		42,200	41,954
3.770% due 12/15/2005		3,300	3,273
Fortis Funding LLC
3.900% due 10/03/2005		44,700	44,700
Rabobank USA Financial Corp.
3.880% due 10/03/2005		4,700	4,700
3.905% due 12/30/2005		44,400	43,959
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005		41,200	41,076
3.720% due 12/08/2005		1,500	1,489
3.850% due 12/22/2005		500	496
3.800% due 12/30/2005		5,300	5,247
UBS Finance Delaware LLC
3.760% due 12/01/2005		42,200	41,940
3.715% due 12/08/2005		5,500	5,459
3.730% due 12/09/2005		300	298
3.960% due 01/27/2006		900	888

			284,037

Repurchase Agreements 3.0%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.875% due 02/15/2012 valued at $46,252. Repurchase proceeds are $45,212.)		45,200	45,200
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 05/15/2007 valued at $4,355. Repurchase proceeds are $4,267.)		4,266	4,266

			49,466

U.S. Treasury Bills 0.0%

3.393% due 12/01/2005-12/15/2005 (b)(c)(e)		720	714

Total Short-Term Instruments (Cost $374,247)			374,217

Total Investments (d) 120.5% (Cost $1,873,148)			$1,957,634

Other Assets and Liabilities (Net) (20.5%)			(333,461)

Net Assets 100.0%			$1,624,173

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $140 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $219 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U. S. Treasury 5-Year Note Futures	Long	12/2005	110	$(70)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	93	(338)

				$(408)

See accompanying notes  |  09.30.05  |  Semi-Annual Report  35

Schedule of Investments (Cont.)

Emerging Markets Portfolio

September 30, 2005 (Unaudited)

(f)	Swap agreements outstanding on September 30, 2005: Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	$9,500	$1,404
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	2,500	0
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	30,000	6,224
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	715
Goldman Sachs & Co.	Federative Republic of Brazil 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	2,372
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	557
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	50	0
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,205
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	10,700	1,186
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(163)
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Sell	2.470%	09/20/2008	5,000	(58)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 11/15/2030	Sell	2.780%	09/20/2010	12,000	(405)
Lehman Brothers, Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	4,700	19
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	1,435
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	149
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,100	83

						$15,723

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR	30,100	$(27)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005		15,450	(10)
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.920%	08/12/2015	MP	38,000	169
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$1,800	5
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		1,800	11

							$148

(g)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	2,677	10/2005	$101	$0	$101
Buy		7,674	02/2006	262	0	262
Buy	CP	1,103,490	02/2006	74	0	74
Buy	CY	23,884	09/2006	0	(2)	(2)
Buy	EC	847	10/2005	0	(19)	(19)
Sell		38,411	10/2005	1,512	0	1,512
Buy	IR	34,132,500	10/2005	239	0	239
Sell		34,132,500	10/2005	77	0	77
Buy		33,156,000	02/2006	149	0	149
Buy	JY	787,404	10/2005	0	(213)	(213)
Buy	KW	3,938,200	10/2005	0	(105)	(105)
Buy		2,050,200	01/2006	0	(43)	(43)
Buy		1,164,500	02/2006	0	(24)	(24)
Buy	MP	21,240	02/2006	18	0	18
Buy	PN	5,724	02/2006	0	(48)	(48)
Buy	PZ	19,520	02/2006	56	0	56
Buy	RP	1,744	11/2005	0	0	0
Buy		57,864	03/2006	1	0	1
Buy	RR	28,624	01/2006	13	0	13
Buy		164,914	02/2006	22	0	22
Buy	S$	1,768	01/2006	0	(27)	(27)
Buy		2,142	02/2006	0	(24)	(24)
Buy	SR	27,547	02/2006	71	0	71
Buy	SV	44,058	02/2006	0	(59)	(59)
Buy		160,141	03/2006	0	(89)	(89)
Buy	T$	55,167	02/2006	0	(65)	(65)

				$2,595	$(718)	$1,877

36  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

High Yield Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 2.1%

Centennial Communications
5.770% due 01/20/2011 (a)	$42	$43
6.110% due 01/20/2011 (a)	27	27
6.270% due 01/20/2011 (a)	420	425
6.450% due 01/20/2011 (a)	126	127
6.450% due 02/09/2011 (a)	378	382
El Paso Corp.
3.500% due 11/23/2009 (a)	375	380
6.813% due 11/23/2009 (a)	615	623
General Growth Properties
5.670% due 11/12/2008 (a)	497	504
Goodyear Tire & Rubber Co.
6.320% due 04/30/2010 (a)	1,000	1,014
Headwaters, Inc.
5.870% due 04/30/2011 (a)	702	712
7.750% due 04/30/2011 (a)	16	16
PanAmSat Corp.
5.569% due 08/20/2009 (a)	181	183
5.569% due 08/20/2009 (a)	347	351
Qwest Corp.
8.530% due 06/30/2007 (a)	400	413
Warner ChilCott Co., Inc.
6.460% due 01/18/2012 (a)	321	324
6.770% due 01/18/2012 (a)	306	309
6.770% due 01/18/2012 (a)	252	254
6.770% due 01/18/2012 (a)	117	118

Total Bank Loan Obligations (Cost $6,168)		6,205

CORPORATE BONDS & NOTES 90.9%

Banking & Finance 15.0%

AES Red Oak LLC
8.540% due 11/30/2019	763	859
Arvin Capital I
9.500% due 02/01/2027	560	568
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014	1,556	1,739
Bluewater Finance Ltd.
10.250% due 02/15/2012	1,700	1,853
Bombardier Capital, Inc.
7.090% due 03/30/2007 (g)	1,000	1,012
Bowater Canada Finance
7.950% due 11/15/2011	690	699
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	338	362
Dow Jones CDX High Yield Index
8.000% due 06/29/2010	1,000	1,004
8.250% due 06/29/2010	4,455	4,433
Eircom Funding
8.250% due 08/15/2013	285	311
Ferrellgas Escrow LLC
6.750% due 05/01/2014	850	816
Ford Motor Credit Co.
7.375% due 10/28/2009	160	155
7.375% due 02/01/2011	3,615	3,461
Forest City Enterprises, Inc.
7.625% due 06/01/2015	500	532
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	2,325	2,511
General Motors Acceptance Corp.
7.250% due 03/02/2011	935	870
6.000% due 04/01/2011	887	789
6.875% due 09/15/2011	1,120	1,020
7.000% due 02/01/2012	270	244
6.875% due 08/28/2012	1,075	963
6.750% due 12/01/2014	2,275	1,982
Homer City Funding LLC
8.734% due 10/01/2026	298	356
JET Equipment Trust
10.000% due 06/15/2012 (b)	600	513
7.630% due 08/15/2012 (b)	403	333
JSG Funding PLC
9.625% due 10/01/2012	2,875	2,904
K&F Acquisition, Inc.
7.750% due 11/15/2014	800	812
Kraton Polymers LLC
8.125% due 01/15/2014	2,050	1,999
Refco Finance Holdings LLC
9.000% due 08/01/2012 (b)	578	631
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,745	1,876
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	675	656
Stone Container Finance
7.375% due 07/15/2014	850	761
TRAINS
7.408% due 06/15/2015 (a)	4,078	4,161
UGS Corp.
10.000% due 06/01/2012	465	511
Universal City Development Partners
11.750% due 04/01/2010	1,287	1,461
Universal City Florida Holding Co.
8.375% due 05/01/2010	100	104
Ventas Realty LP
8.750% due 05/01/2009	1,575	1,693

		44,954

Industrials 58.7%

Abitibi-Consolidated, Inc.
6.000% due 06/20/2013	325	287
7.400% due 04/01/2018	500	450
8.850% due 08/01/2030	3,400	3,077
Aearo Co.
8.250% due 04/15/2012	400	402
AES Ironwood LLC
8.857% due 11/30/2025	823	938
Airgas, Inc.
6.250% due 07/15/2014	900	913
Alderwoods Group, Inc.
7.750% due 09/15/2012	1,625	1,714
Alliance One International, Inc.
11.000% due 05/15/2012	590	562
Allied Waste North America, Inc.
6.375% due 04/15/2011	2,000	1,925
9.250% due 09/01/2012	1,167	1,269
7.250% due 03/15/2015	3,125	3,094
American Media Operations, Inc.
10.250% due 05/01/2009	644	630
AmeriGas Partners LP
8.830% due 04/19/2010	969	1,010
7.250% due 05/20/2015	1,000	1,050
Amkor Technology, Inc.
7.750% due 05/15/2013	2	2
Arco Chemical Co.
10.250% due 11/01/2010	250	275
Argo-Tech Corp.
9.250% due 06/01/2011	625	666
Armor Holdings, Inc.
8.250% due 08/15/2013	850	920
ArvinMeritor, Inc.
8.750% due 03/01/2012	1,905	1,876
Aviall, Inc.
7.625% due 07/01/2011	775	802
Bombardier Recreational Products, Inc.
8.375% due 12/15/2013	260	274
6.300% due 05/01/2014	1,050	934
Bombardier, Inc.
6.750% due 05/01/2012	200	187
Bowater, Inc.
6.500% due 06/15/2013	500	469
Boyd Gaming Corp.
7.750% due 12/15/2012	225	238
Buhrmann US, Inc.
8.250% due 07/01/2014	1,000	1,027
CanWest Media, Inc.
8.000% due 09/15/2012	830	885
CCO Holdings LLC
8.750% due 11/15/2013	1,485	1,474
Cenveo Corp.
9.625% due 03/15/2012	425	458
Chart Industries, Inc.
9.125% due 10/15/2015	300	300
Charter Communications Operating LLC
8.375% due 04/30/2014	1,750	1,767
Chesapeake Energy Corp.
7.500% due 06/15/2014	335	359
6.625% due 01/15/2016	1,200	1,221
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	950	958
Commonwealth Brands, Inc.
9.750% due 04/15/2008	1,050	1,108
10.625% due 09/01/2008	150	158
Community Health Systems, Inc.
10.000% due 03/13/2007	1,500	1,581
Continental Airlines, Inc.
7.056% due 09/15/2009	1,260	1,274
Crown European Holdings S.A.
9.500% due 03/01/2011	1,612	1,773
10.875% due 03/01/2013	140	163
CSC Holdings, Inc.
7.250% due 07/15/2008	250	252
7.625% due 04/01/2011	2,375	2,345
6.750% due 04/15/2012	1,000	950
7.875% due 02/15/2018	200	192
DaVita, Inc.
7.250% due 03/15/2015	1,840	1,874
Delhaize America, Inc.
9.000% due 04/15/2031	1,605	1,861
Delphi Corp.
6.500% due 05/01/2009	500	347
6.500% due 08/15/2013	600	405
Delta Air Lines, Inc.
7.379% due 05/18/2010	239	230
7.570% due 11/18/2010	400	386
Dex Media West LLC
8.500% due 08/15/2010	25	27
9.875% due 08/15/2013	575	638
DirecTV Holdings LLC
8.375% due 03/15/2013	780	855
6.375% due 06/15/2015	425	424
Dresser, Inc.
9.375% due 04/15/2011	1,710	1,813
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	639	666
Dura Operating Corp.
8.625% due 04/15/2012	776	695
Dynegy Danskammer& Roseton LLC
7.270% due 11/08/2010	1,175	1,170
7.670% due 11/08/2016	2,600	2,589
Echostar DBS Corp.
6.375% due 10/01/2011	200	199
6.625% due 10/01/2014	2,725	2,711
El Paso CGP Co.
7.625% due 09/01/2008	400	408
7.750% due 10/15/2035	250	241
El Paso Corp.
7.875% due 06/15/2012	1,675	1,742
7.375% due 12/15/2012	3,350	3,383
8.050% due 10/15/2030	300	306
El Paso Production Holding Co.
7.750% due 06/01/2013	3,700	3,885
Encore Acquisition Co.
6.250% due 04/15/2014	415	415
Equistar Chemicals LP
10.125% due 09/01/2008	225	243
8.750% due 02/15/2009	1,115	1,165

See accompanying notes  |  09.30.05  |  Semi-Annual Report  37

Schedule of Investments (Cont.)

High Yield Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Exco Resources, Inc.
7.250% due 01/15/2011	$375	$390
Extendicare Health Services, Inc.
9.500% due 07/01/2010	725	776
Ferrellgas Partners LP
8.750% due 06/15/2012	1,775	1,810
Freescale Semiconductor, Inc.
7.125% due 07/15/2014	475	508
Gaylord Entertainment Co.
8.000% due 11/15/2013	1,725	1,820
General Cable Corp.
9.500% due 11/15/2010	625	661
Georgia-Pacific Corp.
8.000% due 01/15/2024	2,250	2,492
7.250% due 06/01/2028	250	258
8.875% due 05/15/2031	1,100	1,306
Greif, Inc.
8.875% due 08/01/2012	760	819
Hanover Compressor Co.
8.500% due 09/01/2008	488	510
8.625% due 12/15/2010	120	130
HCA, Inc.
6.950% due 05/01/2012	1,575	1,628
6.250% due 02/15/2013	25	25
6.375% due 01/15/2015	1,000	994
7.190% due 11/15/2015	300	312
7.690% due 06/15/2025	1,000	1,010
HealthSouth Corp.
7.000% due 06/15/2008 (b)	500	491
8.375% due 10/01/2011 (b)	125	120
7.625% due 06/01/2012 (b)	3,325	3,125
Herbst Gaming, Inc.
7.000% due 11/15/2014	500	502
Horizon Lines LLC
9.000% due 11/01/2012	705	759
Ingles Markets, Inc.
8.875% due 12/01/2011	1,475	1,497
Insight Midwest LP
10.500% due 11/01/2010	1,485	1,567
Invensys PLC
9.875% due 03/15/2011	765	764
ISP Chemco, Inc.
10.250% due 07/01/2011	1,140	1,235
ISP Holdings, Inc.
10.625% due 12/15/2009	200	212
ITT Corp.
7.375% due 11/15/2015	895	976
JC Penney Corp., Inc.
7.650% due 08/15/2016	150	170
7.125% due 11/15/2023	1,225	1,354
8.125% due 04/01/2027	400	424
7.400% due 04/01/2037	750	815
Jefferson Smurfit Corp.
7.500% due 06/01/2013	300	272
Johnsondiversey, Inc.
9.625% due 05/15/2012	225	226
Kappa Beheer BV
10.625% due 07/15/2009	925	968
L-3 Communications Corp.
6.375% due 10/15/2015	1,100	1,114
Lamar Media Corp.
6.625% due 08/15/2015	325	332
Legrand Holding S.A.
10.500% due 02/15/2013	70	81
8.500% due 02/15/2025	870	1,048
Mandalay Resort Group
9.375% due 02/15/2010	145	161
7.625% due 07/15/2013	3,271	3,418
MCI, Inc.
8.735% due 05/01/2014	5,200	5,811
Mediacom Broadband LLC
11.000% due 07/15/2013	2,400	2,598
MGM Mirage, Inc.
8.375% due 02/01/2011	1,110	1,199
Nalco Co.
7.750% due 11/15/2011	770	791
8.875% due 11/15/2013	600	619
Newpark Resources, Inc.
8.625% due 12/15/2007	1,084	1,084
Norampac, Inc.
6.750% due 06/01/2013	775	775
Northwest Airlines, Inc.
6.810% due 02/01/2020	295	262
Novelis, Inc.
7.250% due 02/15/2015	1,350	1,283
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,845	2,002
8.250% due 05/15/2013	200	209
6.750% due 12/01/2014	400	388
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,058
PQ Corp.
7.500% due 02/15/2013	150	146
Psychiatric Solutions, Inc.
7.750% due 07/15/2015	200	208
Quiksilver, Inc.
6.875% due 04/15/2015	1,650	1,592
Qwest Corp.
7.200% due 11/10/2026	2,500	2,250
6.875% due 09/15/2033	1,500	1,309
7.250% due 10/15/2035	1,500	1,339
Rayovac Corp.
8.500% due 10/01/2013	1,850	1,795
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012	1,060	1,092
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	600	585
Rogers Cable, Inc.
6.250% due 06/15/2013	150	147
6.750% due 03/15/2015	1,950	1,965
Roundy’s, Inc.
8.875% due 06/15/2012	1,517	1,684
Safety Kleen Services
9.250% due 06/01/2008 (b)	6,016	0
Seneca Gaming Corp.
7.250% due 05/01/2012	1,065	1,097
7.250% due 05/01/2012	250	258
SESI LLC
8.875% due 05/15/2011	1,095	1,161
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	425	448
Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/2012	2,875	2,746
Sonat, Inc.
7.625% due 07/15/2011	600	612
Southern Natural Gas Co.
7.350% due 02/15/2031	1,000	1,026
Station Casinos, Inc.
6.000% due 04/01/2012	1,205	1,210
6.500% due 02/01/2014	490	492
Suburban Propane Partners LP
6.875% due 12/15/2013	200	183
6.875% due 12/15/2013	775	709
Sungard Data Systems, Inc.
9.125% due 08/15/2013	850	885
Superior Essex Communications
9.000% due 04/15/2012	775	787
Tenet Healthcare Corp.
6.500% due 06/01/2012	590	553
7.375% due 02/01/2013	25	24
9.875% due 07/01/2014	175	184
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,140	1,280
8.625% due 11/15/2014	1,775	1,797
TransMontaigne, Inc.
9.125% due 06/01/2010	650	686
Triad Hospitals, Inc.
7.000% due 05/15/2012	1,150	1,187
7.000% due 11/15/2013	1,895	1,928
Trinity Industries, Inc.
6.500% due 03/15/2014	860	851
TRW Automotive, Inc.
9.375% due 02/15/2013	1,590	1,733
United Airlines, Inc.
7.730% due 07/01/2010	600	573
7.186% due 04/01/2011 (b)	586	575
7.783% due 01/01/2014	212	202
United Rentals N.A., Inc.
7.750% due 11/15/2013	17	16
US Airways Group, Inc.
9.330% due 01/01/2006 (b)	148	65
9.625% due 09/01/2024 (b)	6,522	264
Vintage Petroleum, Inc.
7.875% due 05/15/2011	125	131
8.250% due 05/01/2012	565	607
VWR International, Inc.
6.875% due 04/15/2012	2,700	2,680
8.000% due 04/15/2014	500	489
Williams Cos., Inc.
7.875% due 09/01/2021	645	713
7.500% due 01/15/2031	350	374
7.750% due 06/15/2031	2,005	2,180
8.750% due 03/15/2032	1,595	1,890
Wynn Las Vegas LLC
6.625% due 12/01/2014	2,650	2,547
Xerox Corp.
6.875% due 08/15/2011	450	473
7.625% due 06/15/2013	800	854

		176,628

Utilities 17.2%

AES Corp.
8.750% due 05/15/2013	2,125	2,338
American Cellular Corp.
10.000% due 08/01/2011	725	794
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,520	2,495
7.000% due 02/15/2015	250	243
6.300% due 12/01/2028	1,000	933
Citizens Communications Co.
6.250% due 01/15/2013	920	888
CMS Energy Corp.
7.500% due 01/15/2009	1,450	1,526
7.750% due 08/01/2010	350	378
8.500% due 04/15/2011	350	391
Hawaiian Telecom Communications, Inc.
9.750% due 05/01/2013	545	559
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)	775	792
8.250% due 01/15/2013	465	470
8.625% due 01/15/2015	450	461
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	835	931
Midwest Generation LLC
8.560% due 01/02/2016	2,176	2,395
8.750% due 05/01/2034	3,350	3,748
MSW Energy Holdings LLC
7.375% due 09/01/2010	1,115	1,162
8.500% due 09/01/2010	185	199
New Skies Satellites NV
9.125% due 11/01/2012	600	624
NRG Energy, Inc.
8.000% due 12/15/2013	1,101	1,178
Pacific Energy Partners LP
6.250% due 09/15/2015	2,200	2,217
PSEG Energy Holdings LLC
8.625% due 02/15/2008	100	105
10.000% due 10/01/2009	575	641
8.500% due 06/15/2011	3,395	3,675

38  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Qwest Communications International, Inc.
7.250% due 02/15/2011		$2,810	$2,750
7.500% due 02/15/2014		2,725	2,602
Qwest Corp.
8.875% due 03/15/2012		1,125	1,235
7.500% due 02/15/2014		2,350	2,244
Qwest Services Corp.
13.500% due 12/15/2010		500	575
Reliant Energy, Inc.
9.250% due 07/15/2010		1,575	1,717
9.500% due 07/15/2013		500	555
6.750% due 12/15/2014		2,335	2,306
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		50	53
8.000% due 12/15/2012		970	1,029
7.500% due 03/15/2015		575	622
Rural Cellular Corp.
8.250% due 03/15/2012		1,165	1,229
Sierra Pacific Power Co.
7.100% due 11/02/2023		400	412
South Point Energy
8.400% due 05/30/2012		1,786	1,679
Tenaska Alabama Partners LP
7.000% due 06/30/2021		300	308
Time Warner Telecom, Inc.
9.750% due 07/15/2008		350	356
10.125% due 02/01/2011		565	585
9.250% due 02/15/2014		200	204
Triton PCS, Inc.
8.500% due 06/01/2013		285	273
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (g)		1,851	1,971

			51,848

Total Corporate Bonds & Notes (Cost $271,678)			273,430

MORTGAGE-BACKED SECURITIES 0.4%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		1,166	1,139

Total Mortgage-Backed Securities (Cost $767)			1,139

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 1.8%

JSG Holding PLC
11.500% due 10/01/2015	EC	350	391
11.500% due 10/01/2015		510	569
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,965	2,506
Rhodia S.A.
8.000% due 06/01/2010		1,000	1,202
Telenet Communications NV
9.000% due 12/15/2013		500	679

Total Foreign Currency-Denominated Issues (Cost $5,357)			5,347

CONVERTIBLE BONDS & NOTES 0.0%

Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		$100	90

Total Convertible Bonds & Notes (Cost $89)			90

COMMON STOCKS 0.0%

	Shares

Dobson Communications Corp. (c)		18,836	145

Total Common Stocks (Cost $124)			145

PREFERRED SECURITY 0.4%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	208
Xerox Capital Trust I
8.000% due 02/01/2027		1,000,000	1,043

Total Preferred Security (Cost $1,262)			1,251

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.5%

Commercial Paper 2.1%

DnB NORBank ASA
3.800% due 01/13/2006		$2,600	2,573
Rabobank USA Financial Corp.
3.855% due 12/23/2005		1,100	1,091
UBS Finance Delaware LLC
3.800% due 01/12/2006		2,200	2,177
3.975% due 01/30/2006		400	395

			6,236

Repurchase Agreement 0.3%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $769. Repurchase proceeds are $750.)		750	750

U.S. Treasury Bill 0.1%

3.510% due 12/01/2005		435	433

Total Short-Term Instruments (Cost $7,416)			7,419

Total Investments (d) 98.1% (Cost $292,861)			$295,026

Written Options (f) (0.0%) (Premiums $173)			(137)

Other Assets and Liabilities (Net) 1.9%			5,788

Net Assets 100.0%			$300,677

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Non-income producing security.
(d)	As of September 30, 2005, portfolio securities with an aggregate market value of $4,863 were valued with reference to securities whose prices are more readily obtainable.
(e)	Swap agreements outstanding on September 30, 2005: Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	$1,000	$3
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%	12/20/2007	1,000	1
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	1,000	7
Bear Stearns & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	1,500	(4)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%	12/20/2007	1,500	3
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	1,000	3
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	1,000	25
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%	12/20/2007	1,000	0
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	Sell	1.100%	12/20/2007	1,000	11
J.P. Morgan Chase & Co.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	21
Lehman Brothers, Inc.	General Motors Corp. 7.100% due 03/15/2006	Sell	0.820%	12/20/2005	1,000	(4)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 3.500% due 06/20/2006	Sell	3.500%	06/20/2006	600	13
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	3,000	(89)
Wachovia Bank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.300%	12/20/2005	1,500	3
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	700	(5)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	0.970%	03/20/2006	500	(4)

						$(16)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See accompanying notes  |  09.30.05  |  Semi-Annual Report  39

Schedule of Investments (Cont.)

High Yield Portfolio

September 30, 2005 (Unaudited)

(f)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note November Futures	$113.000	10/21/2005	20	$3	$0
Put - CBOT U.S. Treasury Note November Futures	108.000	10/21/2005	20	3	1
Call - CBOT U.S. Treasury Note December Futures	115.000	11/22/2005	11	2	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	82	24	3
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	93	25	42
Put - CBOT U.S. Treasury Note November Futures	108.000	11/22/2005	197	46	43

				$103	$89

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put – OTC 7-Year Interest Rate Swap	Citibank N.A.	5.500	%*	06/02/2006	$6,500	$37	$30
Put – OTC 7-Year Interest Rate Swap	Citibank N.A.	4.000	%*	06/02/2006	6,500	33	18

						$70	$48

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

(g)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$1,004	$1,012	0.34%
Wilmington Trust Co. - Tucson Electric	10.732	01/01/2013	12/08/2000	1,963	1,971	0.66

				$2,967	$2,983	1.00%

(h)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	3,346	10/2005	$132	$0	$132
Sell		1,031	11/2005	0	0	0

				$132	$0	$132

40  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

International Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%

Crusade Global Trust
4.120% due 02/15/2030 (a)		$472	$472
Medallion Trust
3.791% due 07/12/2031 (a)		2,197	2,194
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (a)		72	72

Total Australia (Cost $2,751)			2,738

CAYMAN ISLANDS (h) 0.2%

Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		$3,700	3,702
SHL Corp. Ltd.
0.752% due 12/25/2024 (a)	JY	51,309	447

Total Cayman Islands (Cost $4,154)			4,149

CROATIA 0.1%

Republic of Croatia
4.750% due 07/31/2006 (a)		$138	138
4.750% due 07/31/2010 (a)		1,364	1,373

Total Croatia (Cost $1,488)			1,511

FRANCE (h) 3.7%

Axa S.A.
3.750% due 01/01/2017	EC	1,357	2,304
Republic of France
4.000% due 04/25/2014		25,000	32,149
4.000% due 04/25/2055		22,500	29,327

Total France (Cost $62,313)			63,780

GERMANY (h) 2.8%

Republic of Germany
2.750% due 12/16/2005	EC	34,000	40,911
5.000% due 02/17/2006		3,500	4,249
4.250% due 01/04/2014		1,500	1,961

Total Germany (Cost $48,399)			47,121

IRELAND (h) 0.2%

Fennica PLC
2.396% due 05/20/2054 (a)	EC	2,300	2,765

Total Ireland (Cost $1,964)			2,765

ITALY (h) 0.9%

Findomestic Securitization Vehicle SRL
2.416% due 12/20/2008 (a)	EC	12,050	14,489

Total Italy (Cost $10,569)			14,489

JAPAN (h) 11.7%

Government of Japan
1.800% due 06/20/2014	JY	21,620,000	197,782

Total Japan (Cost $215,033)			197,782

MEXICO 0.1%

United Mexican States
8.300% due 08/15/2031		$900	1,127

Total Mexico (Cost $836)			1,127

NEW ZEALAND (h) 0.3%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,417	$5,017

Total New Zealand (Cost $2,737)			5,017

SPAIN (h) 0.6%

Hipotebansa Mortgage Securitization Fund
2.271% due 07/18/2022 (a)	EC	4,488	5,232
Hipotebansa V
2.261% due 01/18/2018 (a)		1,284	1,501
Kingdom of Spain
4.200% due 01/31/2037		3,000	3,991

Total Spain (Cost $9,138)			10,724

SUPRANATIONAL (h) 0.2%

European Investment Bank
5.500% due 12/07/2009	BP	2,300	4,227

Total Supranational (Cost $3,303)			4,227

TUNISIA (h) 0.2%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	1,800	2,511
7.375% due 04/25/2012		500	567

Total Tunisia (Cost $2,329)			3,078

UNITED KINGDOM (h) 2.1%

Bauhaus Securities Ltd.
2.446% due 10/30/2052 (a)	EC	9,237	11,132
Haus Ltd.
2.414% due 12/14/2037 (a)		14,179	16,594
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		5,250	7,688

Total United Kingdom (Cost $26,083)			35,414

UNITED STATES (h) 18.3%

Asset-Backed Securities 0.0%

Advanta Mortgage Loan Trust
4.205% due 11/25/2029 (a)		$42	42
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)		35	35
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		44	44

			121

Corporate Bonds & Notes 0.5%

Kroger Co.
5.500% due 02/01/2013		100	100
Procter & Gamble Co.
1.500% due 12/07/2005	JY	1,000,000	8,833

			8,933

Mortgage-Backed Securities 0.0%

Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)		$25	25
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		372	376
Washington Mutual Mortgage Securities Corp.
4.237% due 12/25/2040 (a)		238	238

			639

U.S. Government Agencies 1.4%

Fannie Mae
5.500% due 10/13/2035		4,500	4,499
6.000% due 12/01/2033		16	16
6.500% due 05/01/2028-11/01/2034 (c)		976	1,007
7.000% due 09/25/2023		198	207
8.800% due 01/25/2019		258	275
Freddie Mac
6.500% due 07/15/2028		4,338	4,464
Government National Mortgage Association
3.750% due 08/20/2022-09/20/2026 (a)(c)		1,145	1,161
4.125% due 11/20/2022-11/20/2024 (a)(c)		1,607	1,633
4.375% due 03/20/2022-06/20/2030 (a)(c)		6,620	6,679
7.500% due 09/15/2025-12/15/2030 (c)		3,992	4,224
8.500% due 07/15/2008-07/15/2030 (c)		74	80

			24,245

U.S. Treasury Obligations 16.4%

U.S. Treasury Bond
6.000% due 02/15/2026		1,400	1,652
U.S. Treasury Notes
3.875% due 09/15/2010		8,760	8,639
4.250% due 08/15/2014		155,000	154,080
4.125% due 05/15/2015		113,400	111,482

			275,853

Total United States (Cost $313,028)			309,791

SHORT-TERM INSTRUMENTS (h) 61.9%

Commercial Paper 9.0%

Bank of England
0.000% due 10/13/2005		$120,000	144,140
Federal Home Loan Bank
3.180% due 10/03/2005		300	300
UBS Finance Delaware LLC
3.960% due 01/27/2006		4,000	3,948
3.970% due 01/30/2006		4,700	4,637

			153,025

French Treasury Bills 17.9%

2.156% due 11/17/2005-01/05/2006 (c)	EC	253,000	302,415

German Treasury Bills 22.1%

2.015% due 01/18/2006-05/15/2006 (c)		315,400	374,375

Spainish Treasury Bills 7.1%

0.000% due 02/17/2006		100,000	119,249

U.K. Treasury Bills 3.2%

2.015% due 01/31/2006		45,000	53,724

Repurchase Agreement 0.0%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $555. Repurchase proceeds are $543.)		$543	543

U.S. Treasury Bills 2.6%

3.386% due 12/01/2005-12/15/2005 (c)(d)(f)		44,845	44,520

Total Short-Term Instruments (Cost $1,071,861)			1,047,851

See accompanying notes  |  09.30.05  |  Semi-Annual Report  41

Schedule of Investments (Cont.)

International Portfolio

September 30, 2005 (Unaudited)

Value (000s)
Total Investments (e) 103.5% (Cost $1,775,986)	$1,751,564

Other Assets and Liabilities (Net) (3.5%)	(59,120)

Net Assets 100.0%	$1,692,444

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $39,961 have been pledged as collateral for swap contracts on September 30, 2005.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $16,574 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $2,574 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	12/2005	281	$(133)
Euro-BXUL 30-Year Bond Futures	Long	12/2005	1	(1)
Government of Japan 10-Year Note Futures	Short	12/2005	172	85
U. S. Treasury 5-Year Note Futures	Long	12/2005	115	(61)

				$(110)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	382,000	$(1,887)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		265,000	(1,044)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	50,000	9
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		100,000	(41)
Morgan Stanley Dean Witter & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		50,000	224
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	175,000	46
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		30,900	1,622
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/15/2014		6,500	631
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		8,500	(3,015)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	9,520,000	(3,484)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		21,000,000	(8,240)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	03/20/2012		18,980,000	(5,097)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		11,325,000	(4,135)
Bank of America	3-month USD-LIBOR	Receive	3.000%	12/17/2006		$5,000	81
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		10,400	(652)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		25,200	399
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	6.790%	02/15/2006		11,600	(1,195)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.710%	07/11/2006		21,200	547
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,600	4
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		1,600	10

							$(25,217)

(h)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	7,089	10/2005	$0	$(311)	$(311)
Sell		26,744	10/2005	985	0	985
Buy	C$	10,167	10/2005	195	0	195
Buy	EC	73,108	10/2005	0	(2,154)	(2,154)
Sell		1,070,922	10/2005	36,391	0	36,391
Buy		242,859	11/2005	47	(33)	14
Sell		184,863	11/2005	979	0	979
Sell	H$	1,369	10/2005	0	0	0
Buy	JY	42,440,824	10/2005	0	(10,543)	(10,543)
Sell		632,400	10/2005	9	0	9
Buy	N$	5,394	10/2005	63	0	63
Sell		11,347	10/2005	0	(54)	(54)
Buy	SK	27,953	12/2005	0	(174)	(174)

				$38,669	$(13,269)	$25,400

42  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Investment Grade Corporate Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 78.4%

Banking & Finance 24.6%
AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,056
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,472
American International Group, Inc.
2.875% due 05/15/2008	1,000	955
Archstone-Smith Trust
7.900% due 02/15/2016	75	86
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	158
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	4,000	4,002
Barclays Bank PLC
6.860% due 12/15/2049 (a)	360	401
Barnett Capital II
7.950% due 12/01/2026	750	802
Beaver Valley Funding Corp.
8.625% due 06/01/2007	265	272
9.000% due 06/01/2017	1,488	1,771
BNP Paribas S.A.
5.186% due 06/29/2049 (a)	6,000	5,902
BVPS II Funding Corp.
8.330% due 12/01/2007	2,687	2,780
8.890% due 06/01/2017	1,500	1,771
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,944
CIT Group, Inc.
4.120% due 09/20/2007 (a)	3,535	3,548
5.500% due 11/30/2007	860	875
Citigroup, Inc.
7.750% due 12/01/2036	750	796
Countrywide Home Loans, Inc.
4.750% due 11/04/2005 (a)	3,000	3,058
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	2,500	2,837
Ford Motor Credit Co.
6.125% due 01/09/2006	50	50
6.500% due 01/25/2007	10,000	10,015
4.870% due 03/21/2007 (a)	1,800	1,777
4.308% due 09/28/2007 (a)	3,000	2,925
4.950% due 01/15/2008	5,000	4,761
5.800% due 01/12/2009	3,100	2,895
7.375% due 02/01/2011	100	96
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	13,500	13,500
4.677% due 05/18/2006 (a)	17,000	16,913
4.670% due 03/20/2007 (a)	4,000	3,918
4.900% due 07/15/2008	50	46
6.875% due 08/28/2012	100	90
6.750% due 12/01/2014	100	87
8.000% due 11/01/2031	120	105
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	1,500	1,406
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)	2,000	2,013
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	5,000	4,924
5.375% due 12/29/2049 (a)	3,600	3,631
Household Finance Corp.
4.125% due 12/15/2008	14,450	14,198
J.P. Morgan Chase & Co.
5.750% due 01/02/2013	5,000	5,207
KFW International Finance, Inc.
5.750% due 01/15/2008	70	72
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,463
Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,989
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,565
Mizuho JGB Investment LLC
9.870% due 12/29/2049 (a)	2,900	3,237
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014	5,000	4,832
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	957
NiSource Finance Corp.
7.625% due 11/15/2005	15,927	15,986
Parker Retirement Savings Plan
6.340% due 07/15/2008	1,317	1,353
Platinum Underwriters Holdings Ltd.
6.371% due 11/16/2007	5,600	5,649
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	993
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,070
6.500% due 11/15/2018	8,000	6,680
Rabobank Capital Funding Trust III
5.254% due 12/29/2049 (a)	5,000	4,992
RBS Capital Trust I
5.512% due 09/29/2049 (a)	4,500	4,586
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	10,000	9,889
Royal Bank of Scotland PLC
9.118% due 03/31/2049	8,470	9,857
Societe Generale N.A.
4.255% due 10/29/2049 (a)	1,000	997
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	5,000	4,985
Targeted Return Index Securities Trust
7.672% due 01/15/2032 (a)	2,280	2,871
Tiers Trust
8.125% due 09/15/2017	773	1,040
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	27,364

		253,470

Industrials 40.4%

Albertson’s, Inc.
8.000% due 05/01/2031	5,000	4,565
AOL Time Warner, Inc.
6.125% due 04/15/2006	11,100	11,194
AT&T Broadband Corp.
9.455% due 11/15/2022	350	473
BAE Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	3,113	3,339
Beckman Coulter, Inc.
7.450% due 03/04/2008	325	344
Columbia Energy Group
6.800% due 11/28/2005	1,000	1,004
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	400	403
Comcast Corp.
5.300% due 01/15/2014	5,000	4,995
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,124
7.056% due 09/15/2009	5,000	5,055
Cox Communications, Inc.
7.750% due 08/15/2006	700	718
4.407% due 12/14/2007 (a)	2,700	2,720
7.750% due 11/01/2010	100	111
7.125% due 10/01/2012	100	109
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	73
DaimlerChrysler NA Holding Corp.
7.000% due 11/28/2005	50	50
4.430% due 05/24/2006 (a)	8,000	8,024
4.050% due 06/04/2008	440	430
8.000% due 06/15/2010	270	299
Delta Air Lines, Inc.
7.570% due 11/18/2010	11,150	10,773
El Paso CGP Co.
6.500% due 05/15/2006	4,293	4,331
7.750% due 06/15/2010	18,533	18,996
6.950% due 06/01/2028	8,730	7,901
El Paso Corp.
6.750% due 05/15/2009	6,400	6,368
8.050% due 10/15/2030	11,200	11,424
7.800% due 08/01/2031	63,375	63,850
7.750% due 01/15/2032	30,275	30,653
Hilton Hotels Corp.
7.625% due 05/15/2008	220	234
HJ Heinz Co.
6.189% due 12/01/2005 (a)	2,000	2,005
International Paper Co.
6.750% due 09/01/2011	280	300
Kern River Funding Corp.
4.893% due 04/30/2018	14,857	14,733
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	5,000	5,538
Kinder Morgan, Inc.
6.500% due 09/01/2012	110	118
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (i)	577	563
News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,937
Norfolk Southern Corp.
7.800% due 05/15/2027	3	4
5.640% due 05/17/2029	77	78
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,728
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,800	1,946
9.625% due 12/02/2008	11,825	13,362
7.875% due 02/01/2009	32,550	35,317
7.375% due 12/15/2014	29,920	33,286
9.500% due 03/30/2018	5,900	7,523
Pioneer Natural Resources Co.
6.500% due 01/15/2008	2,150	2,209
5.875% due 07/15/2016	1,000	986
Qwest Corp.
6.875% due 09/15/2033	9,880	8,620
Raytheon Co.
6.150% due 11/01/2008	148	154
Rowan Cos., Inc.
5.880% due 03/15/2012	1,893	1,961
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,970
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	1,373	1,449
Time Warner, Inc.
8.110% due 08/15/2006	1,200	1,234
United Airlines, Inc.
11.080% due 03/26/2010 (b)(i)	13,636	0
7.730% due 07/01/2010 (b)	19,135	18,297
8.390% due 01/21/2011 (b)	4,033	2,334
11.080% due 03/26/2011 (b)(i)	2,835	0
7.186% due 04/01/2011 (b)	684	671
6.071% due 03/01/2013 (b)	3,151	3,044
6.602% due 09/01/2013 (b)	4,054	3,961
10.020% due 03/22/2014 (b)	1,000	475
10.850% due 02/19/2015 (b)	1,000	403
10.125% due 03/22/2015 (b)	2,300	928
4.090% due 03/02/2049 (a)(b)	7,982	7,992
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	6,134
USX Corp.
6.850% due 03/01/2008	1,520	1,595
Viacom, Inc.
5.625% due 08/15/2012	5,000	5,087
Waste Management, Inc.
7.000% due 10/15/2006	1,600	1,635
7.375% due 08/01/2010	90	99
XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,914

		415,150

See accompanying notes  |  09.30.05  |  Semi-Annual Report  43

Schedule of Investments (Cont.)

Investment Grade Corporate Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Utilities 13.4%

AT&T Wireless Services, Inc.
7.500% due 05/01/2007	$1,000	$1,044
Carolina Power & Light Co.
6.800% due 08/15/2007	156	162
Cincinnati Gas & Electric Co.
6.900% due 06/01/2025	2,821	3,166
Cingular Wireless LLC
6.500% due 12/15/2011	450	488
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,576
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)	3,000	3,005
DTE Energy Co.
6.450% due 06/01/2006	325	329
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,392
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,930
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,031
Entergy Louisiana, Inc.
4.670% due 06/01/2010	400	386
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,574
FirstEnergy Corp.
6.450% due 11/15/2011	5,000	5,331
France Telecom S.A.
7.200% due 03/01/2006 (a)	5,700	5,767
7.750% due 03/01/2011	4,532	5,152
GPU, Inc.
7.700% due 12/01/2005	175	176
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	374
Niagara Mohawk Power Corp.
7.750% due 05/15/2006	70	71
7.750% due 10/01/2008	70	76
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,677
PNPP II Funding Corp.
8.510% due 11/30/2006	124	125
9.120% due 05/30/2016	1,540	1,798
Potomac Electric Power Co.
6.250% due 10/15/2007	960	988
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,237
Progress Energy, Inc.
6.750% due 03/01/2006	2,000	2,018
7.100% due 03/01/2011	400	435
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,403
Qwest Corp.
8.875% due 03/15/2012	6,000	6,585
Southern California Edison Co.
3.870% due 01/13/2006 (a)	2,700	2,702
Sprint Capital Corp.
7.125% due 01/30/2006	720	726
6.000% due 01/15/2007	23,510	23,909
System Energy Resources, Inc.
5.129% due 01/15/2014	2,966	2,907
Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	9,698
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	600	600
7.000% due 03/15/2013	9,300	10,111
United Telecom, Inc.
6.890% due 07/01/2008 (i)	1,000	1,003
Virginia Electric & Power Co.
5.750% due 03/31/2006	900	906
		137,862

Total Corporate Bonds & Notes (Cost $798,707)		806,482

U.S. GOVERNMENT AGENCIES 0.0%

Government National Mortgage Association
8.500% due 07/15/2030-08/15/2030 (d)	355	386

Total U.S. Government Agencies (Cost $367)		386

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Security (c)
3.375% due 01/15/2007	617	638

Total U.S. Treasury Obligations (Cost $619)		638

ASSET-BACKED SECURITIES 0.2%

Denver Arena Trust
6.940% due 11/15/2019	2,357	2,364

Total Asset-Backed Securities (Cost $2,096)		2,364

COMMON STOCKS 0.2%

	Shares

Devon Energy Corp.	33,898	2,327

Total Common Stocks (Cost $863)		2,327

PREFERRED SECURITY 0.0%

Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	263

Total Preferred Security (Cost $231)		263

PREFERRED STOCK 1.6%

Goldman Sachs Group, Inc.
3.911% due 12/31/2049 (a)	200,000	5,070
HSBC Capital Funding LP
4.610% due 12/13/2049 (a)	12,000,000	11,510

Total Preferred Stock (Cost $16,662)		16,580

SHORT-TERM INSTRUMENTS 18.3%

	Principal Amount (000s)

Commercial Paper 17.2%

Bank of Ireland
3.760% due 12/13/2005	$27,900	27,677
Barclays U.S. Funding Corp.
3.720% due 11/18/2005	28,100	27,966
3.830% due 12/27/2005	2,900	2,872
CDC Commercial Paper, Inc.
3.620% due 11/07/2005	21,200	21,125
Danske Corp.
3.900% due 12/27/2005	15,200	15,054
3.800% due 01/17/2006	12,500	12,350
Skandinaviska Enskilda Banken AB
3.710% due 11/21/2005	23,800	23,680
3.850% due 12/22/2005	6,900	6,838
Societe Generale N.A.
3.740% due 10/24/2005	3,800	3,792
3.755% due 12/12/2005	5,500	5,457
UBS Finance Delaware LLC
3.630% due 11/28/2005	6,500	6,463
3.690% due 12/07/2005	23,200	23,030
3.960% due 01/27/2006	500	494

		176,798

Repurchase Agreement 0.9%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $9,320. Repurchase proceeds are $9,138.)	9,135	9,135

U.S. Treasury Bills 0.2%

3.430% due 12/01/2005-12/15/2005 (d)(e)	1,825	1,813

Total Short-Term Instruments (Cost $187,802)		187,746

Total Investments (f) 98.8% (Cost $1,007,347)		$1,016,786

Written Options (h) (0.0%) (Premiums $161)		(63)

Other Assets and Liabilities (Net) 1.2%		12,675

Net Assets 100.0%		$1,029,398

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $1,490 have been pledged as collateral for swap contracts on September 30, 2005.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $10,589 were valued with reference to securities whose prices are more readily obtainable.

44  Semi-Annual Report  |  09.30.05  |  See accompanying notes

(g)	Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.600%	06/20/2006	$3,000	$29
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%	06/20/2006	15,000	153
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.250%	03/20/2007	5,000	12
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	77
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,600	52
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	78
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	7,400	(3)
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	3,900	4
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	2,000	5
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	1,800	(16)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	12,800	155
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	16
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	5,000	8
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	15
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	39
HSBC Bank USA	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%	09/20/2010	5,000	3
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.030%	03/20/2006	45,000	1
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	2,000	29
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	1,000	17
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	06/20/2006	5,500	35
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%	06/20/2006	1,800	39
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	114
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	210
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	6,300	(3)
J.P. Morgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	7,000	1
J.P. Morgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	7,000	17
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	2,000	10
J.P. Morgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%	09/20/2010	5,000	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	03/20/2007	7,400	15
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	5,000	(2)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	(1,295)
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	5,000	8
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	5,000	(16)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	5,000	(2)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	44
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	5,000	(10)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	210
Morgan Stanley Dean Witter & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%	09/20/2010	10,000	55
UBS Warburg LLC	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%	09/20/2010	5,000	(3)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%	09/20/2010	1,600	(33)
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	10,000	12

						$90

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	500	$76	$16
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	507	85	47

				$161	$63

(i)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
United Airlines, Inc.	11.080%	03/26/2010	03/21/2000	$14,073	$0	0.00%
United Airlines, Inc.	11.080	03/26/2011	03/21/2000	2,980	0	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/28/2003	622	563	0.05
United Telecom, Inc.	6.890	07/01/2008	06/25/2003	1,069	1,003	0.10

				$18,744	$1,566	0.15%

See accompanying notes  |  09.30.05  |  Semi-Annual Report  45

Schedule of Investments

Mortgage Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%

Delta Air Lines, Inc.
7.379% due 05/18/2010	$1,139	$1,096

Total Corporate Bonds & Notes (Cost $1,139)		1,096

MUNICIPAL BONDS & NOTES 0.0%

Ennis, Texas Economic Development Corp. Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,577
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032	690	730

Total Municipal Bonds & Notes (Cost $1,538)		2,307

U.S. GOVERNMENT AGENCIES 109.0%

Fannie Mae
0.000% due 06/25/2008-08/25/2022 (a)(e)	252	239
2.996% due 08/01/2008	16,666	16,724
3.000% due 09/25/2012	3,849	3,829
3.454% due 05/01/2019 (b)	431	435
3.543% due 04/01/2019 (b)	139	139
3.546% due 03/01/2018 (b)	21	21
3.566% due 11/01/2017 (b)	18	18
3.583% due 12/01/2017 (b)	273	273
3.612% due 02/01/2015 (b)	137	137
3.625% due 07/01/2017 (b)	6	6
3.730% due 10/01/2016 (b)	99	98
3.766% due 09/01/2017 (b)	476	479
3.870% due 03/01/2017-02/01/2018 (b)(e)	29	29
3.872% due 10/01/2023-09/01/2026 (b)(e)	106	108
3.895% due 08/01/2026-07/01/2027 (b)(e)	152	154
3.903% due 03/01/2026 (b)	65	66
3.910% due 07/25/2035 (b)	29,067	29,084
3.920% due 07/01/2017-11/01/2017 (b)(e)	20	20
3.926% due 10/01/2016-10/01/2031 (b)(e)	415	418
3.936% due 08/01/2042 (b)	6,691	6,736
3.937% due 08/01/2042 (b)	8,248	8,304
3.940% due 07/25/2032 (b)	679	675
3.970% due 04/25/2035 (b)	16,713	16,737
3.974% due 02/01/2017 (b)	463	468
3.985% due 09/01/2027 (b)	10	10
3.987% due 11/01/2031 (b)	174	175
4.000% due 02/25/2009	17	17
4.010% due 02/25/2033 (b)	1,005	1,006
4.065% due 10/01/2044	22,108	22,366
4.075% due 11/01/2026 (b)	127	131
4.087% due 01/01/2026 (b)	39	39
4.113% due 08/01/2029 (b)	161	162
4.125% due 06/01/2017-08/01/2023 (b)(e)	192	192
4.130% due 11/01/2031 (b)	114	114
4.132% due 11/01/2026 (b)	73	76
4.137% due 09/01/2040-12/01/2040 (b)(e)	1,090	1,104
4.164% due 05/01/2036 (b)	7,842	7,932
4.189% due 04/18/2028 (b)	169	170
4.230% due 06/25/2029-06/25/2032 (b)(e)	4,906	4,918
4.239% due 10/18/2030 (b)	209	210
4.250% due 03/01/2028 (b)	10	10
4.280% due 12/25/2029 (b)	3	3
4.300% due 06/01/2029 (b)	40	41
4.313% due 09/18/2027 (b)	585	589
4.314% due 05/01/2036 (b)	71	72
4.330% due 06/25/2030-07/25/2034 (b)(e)	19,317	19,343
4.378% due 12/01/2026 (b)	29	29
4.388% due 02/01/2026-05/01/2036 (b)(e)	190	193
4.399% due 01/01/2027 (b)	169	174
4.428% due 05/01/2036 (b)	52	53
4.450% due 11/01/2023 (b)	20	20
4.480% due 09/25/2023 (b)	278	282
4.493% due 08/01/2024 (b)	13	13
4.494% due 06/25/2022 (b)	3	3
4.500% due 10/20/2018-09/01/2035 (e)	1,160,616	1,123,884
4.543% due 04/01/2032 (b)	58	59
4.554% due 01/01/2028 (b)	35	36
4.601% due 06/01/2023 (b)	96	98
4.678% due 02/01/2035 (b)	5,934	5,926
4.682% due 07/01/2035 (b)	2,092	2,083
4.692% due 04/01/2022 (b)	220	227
4.710% due 08/25/2043	1,811	1,809
4.721% due 05/01/2029 (b)	172	178
4.733% due 03/01/2035 (b)	2,668	2,733
4.735% due 11/01/2025 (b)	225	231
4.744% due 04/25/2021 (b)	6	6
4.750% due 12/01/2023 (b)	236	243
4.764% due 02/01/2027 (b)	243	250
4.805% due 01/01/2029 (b)	70	71
4.830% due 09/01/2023 (b)	186	191
4.843% due 06/01/2019 (b)	13	14
4.875% due 05/01/2019 (b)	16	16
4.880% due 03/01/2024 (b)	47	48
4.884% due 02/01/2026 (b)	90	91
4.888% due 09/01/2028 (b)	41	42
4.892% due 11/01/2025-10/01/2028 (b)(e)	479	492
4.893% due 03/01/2025 (b)	59	60
4.944% due 05/25/2023 (b)	178	182
4.956% due 06/01/2029 (b)	141	144
4.977% due 07/01/2024-04/01/2030 (b)(e)	94	95
4.985% due 12/01/2029 (b)	5	5
4.995% due 01/01/2024 (b)	20	21
5.000% due 03/01/2014-10/13/2035 (e)	2,344,579	2,324,515
5.052% due 04/01/2030 (b)	482	496
5.075% due 04/01/2025 (b)	86	88
5.104% due 05/01/2027 (b)	438	449
5.125% due 04/01/2033 (b)	57	58
5.171% due 02/01/2032 (b)	5,011	5,020
5.184% due 05/01/2026 (b)	74	76
5.292% due 07/01/2024 (b)	35	36
5.371% due 02/01/2025 (b)	150	154
5.401% due 02/01/2030 (b)	1,204	1,208
5.431% due 08/01/2030 (b)	150	154
5.460% due 05/01/2028 (b)	29	30
5.479% due 12/01/2031 (b)	72	74
5.500% due 01/01/2025-10/13/2035 (e)	4,152,938	4,152,881
5.527% due 09/01/2030 (b)	28	29
5.549% due 09/01/2020 (b)	34	34
5.557% due 07/01/2032 (b)	253	260
5.750% due 07/01/2029 (b)	15	15
5.798% due 11/01/2024 (b)	7	7
5.800% due 11/01/2011	1,909	2,001
5.875% due 06/01/2017 (b)	7	8
5.950% due 02/25/2044	130	131
5.979% due 11/01/2011	4,291	4,519
5.996% due 04/25/2020 (b)	43	43
6.000% due 08/25/2023-10/13/2035 (e)	1,574,544	1,601,385
6.095% due 02/01/2024 (b)	139	143
6.250% due 12/25/2013	1,349	1,359
6.262% due 02/01/2009	15,721	15,985
6.270% due 09/25/2007	4,173	4,239
6.285% due 08/01/2029 (b)	25	26
6.290% due 02/25/2029	1,500	1,631
6.300% due 06/25/2031-10/17/2038 (e)	4,907	5,426
6.350% due 06/25/2020	5,705	6,039
6.370% due 02/25/2013	4,855	5,008
6.390% due 05/25/2036	3,141	3,360
6.410% due 08/01/2016	1,003	1,097
6.450% due 05/01/2008-09/01/2016 (e)	6,392	6,838
6.500% due 05/25/2008-06/17/2038 (e)	53,138	55,012
6.650% due 08/25/2007	202	205
6.703% due 08/01/2028	1,466	1,633
6.750% due 11/01/2007	3	3
6.825% due 08/01/2009	4,518	4,787
6.850% due 12/18/2027	3,348	3,474
6.875% due 02/01/2018 (b)	232	234
6.900% due 09/01/2009	1,585	1,686
6.945% due 01/01/2030 (b)	327	333
7.000% due 04/25/2008-09/01/2032 (e)	8,081	8,139
7.049% due 06/01/2007	246	250
7.250% due 02/01/2009-10/01/2011 (e)	29	29
7.261% due 03/01/2030 (b)	591	600
7.400% due 10/01/2006	1,799	1,824
7.491% due 08/01/2014 (b)	9	9
7.500% due 12/01/2012-01/01/2032 (e)	8,266	8,713
7.730% due 08/01/2021-05/01/2030 (b)(e)	3,270	3,702
7.750% due 02/01/2008	9	9
7.800% due 10/25/2022-06/25/2026 (e)	592	624
8.000% due 02/01/2007-08/01/2030 (e)	67	71
8.200% due 04/25/2025	1,992	2,113
8.500% due 04/01/2008-11/01/2017 (e)	461	492
8.750% due 11/25/2019	103	110
9.000% due 03/01/2010-06/01/2027 (e)	777	759
9.010% due 06/25/2032 (b)	775	818
9.500% due 11/01/2010-04/01/2025 (e)	1,395	1,522
10.000% due 09/25/2019-04/01/2020 (e)	49	66
15.500% due 10/01/2012	3	3
15.750% due 12/01/2011	1	1
839.670% due 08/25/2020 (c)	0	3
Farmer Mac
6.753% due 01/25/2013 (b)	3,028	2,739
8.424% due 04/25/2030 (b)	1,509	1,475
Federal Home Loan Bank
8.300% due 02/27/2012 (b)	1,900	1,773
Federal Housing Administration
6.875% due 12/01/2016	404	402
6.896% due 07/01/2020	505	502
7.350% due 01/01/2031	3,479	3,459
7.400% due 02/01/2021	940	948
7.430% due 07/01/2018-07/01/2024 (e)	11,650	11,744
7.450% due 05/01/2021	121	122
7.500% due 12/01/2030	1,301	1,309
7.590% due 12/01/2017	3,261	3,282
Freddie Mac
0.000% due 01/15/2009 (a)	108	103
1.487% due 12/15/2023 (b)(c)	353	12
3.185% due 10/01/2023 (b)	2,564	2,616

46  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
3.500% due 12/15/2022-07/15/2032 (e)	$437	$426
3.737% due 09/01/2028 (b)	119	123
3.777% due 02/01/2029 (b)	841	862
3.780% due 11/01/2029 (b)	4,425	4,558
3.787% due 07/01/2030 (b)	487	485
3.883% due 08/01/2030 (b)	63	65
3.900% due 07/01/2028 (b)	2,008	2,063
3.911% due 11/01/2027 (b)	636	654
3.923% due 11/01/2027 (b)	74	76
3.926% due 05/01/2017-09/01/2018 (b)(e)	549	547
3.950% due 07/25/2031 (b)	46	46
3.955% due 05/25/2031 (b)	888	888
3.960% due 04/01/2025 (b)	43	44
3.968% due 03/15/2031 (b)	1,020	1,020
3.970% due 09/25/2031 (b)	129	129
3.980% due 12/25/2032 (b)	58	58
3.985% due 02/01/2031 (b)	45	47
4.000% due 12/15/2012-04/01/2019 (b)(e)	75	75
4.074% due 09/01/2026 (b)	675	689
4.118% due 12/15/2029 (b)	480	483
4.122% due 08/01/2018 (b)	128	129
4.125% due 02/01/2017-10/01/2024 (b)(e)	429	438
4.137% due 07/25/2044 (b)	89,617	90,139
4.160% due 11/01/2028 (b)	87	89
4.207% due 01/01/2029 (b)	42	43
4.218% due 11/15/2030-12/15/2031 (b)(e)	397	399
4.234% due 08/15/2032 (b)	2,761	2,746
4.240% due 10/01/2023 (b)	188	193
4.262% due 03/15/2024-09/15/2026 (b)(e)	914	918
4.268% due 02/15/2028-03/15/2032 (b)(e)	401	403
4.293% due 01/01/2028 (b)	278	285
4.313% due 05/15/2023 (b)	5	5
4.318% due 03/15/2032 (b)	17	17
4.329% due 07/01/2019 (b)	18	18
4.374% due 03/01/2033 (b)	367	366
4.375% due 03/01/2017-07/01/2018 (b)(e)	86	86
4.415% due 12/01/2026 (b)	57	58
4.467% due 07/01/2019 (b)	305	306
4.500% due 04/01/2020	78	77
4.625% due 05/01/2023 (b)	35	35
4.674% due 05/01/2032 (b)	144	145
4.676% due 10/01/2024 (b)	138	142
4.695% due 04/01/2030 (b)	27	28
4.718% due 04/15/2031 (b)	17,397	17,694
4.723% due 03/01/2027 (b)	70	72
4.748% due 10/01/2018 (b)	32	32
4.799% due 08/01/2027 (b)	50	51
4.830% due 05/01/2032 (b)	4,576	4,637
4.846% due 06/01/2024 (b)	89	91
4.864% due 11/01/2027 (b)	289	297
4.968% due 07/15/2027 (b)	4,966	4,973
5.000% due 06/15/2013-10/13/2035 (e)	1,107,967	1,086,863
5.071% due 06/01/2022 (b)	72	74
5.107% due 12/01/2029 (b)	1,319	1,359
5.244% due 06/01/2022 (b)	13	14
5.320% due 09/01/2027 (b)	151	154
5.337% due 08/01/2029 (b)	301	309
5.359% due 09/01/2024 (b)	61	62
5.380% due 02/01/2027 (b)	545	559
5.444% due 10/01/2027 (b)	80	82
5.488% due 07/01/2027 (b)	301	310
5.489% due 07/01/2029 (b)	326	334
5.500% due 11/01/2028-06/01/2035 (e)	395,880	396,259
5.539% due 08/01/2031 (b)	125	128
5.575% due 05/01/2019 (b)	19	19
5.626% due 11/01/2031 (b)	27	27
5.638% due 07/01/2030 (b)	6	6
5.767% due 04/01/2031 (b)	19	20
5.770% due 03/01/2032 (b)	341	344
5.890% due 08/01/2031 (b)	15	16
5.948% due 03/01/2029 (b)	279	284
5.954% due 05/01/2032 (b)	3,352	3,462
6.000% due 09/01/2006-11/01/2033 (e)	85,063	86,498
6.066% due 09/01/2027 (b)	81	83
6.137% due 05/01/2032 (b)	472	486
6.250% due 12/15/2028	2,755	2,839
6.500% due 08/15/2008-07/15/2031 (e)	25,222	25,672
7.000% due 09/01/2006-12/01/2032 (e)	3,585	3,561
7.500% due 01/01/2008-06/01/2031 (e)	4,034	4,124
7.645% due 05/01/2025	1,376	1,533
8.000% due 05/01/2008-09/01/2030 (e)	228	243
8.250% due 06/01/2008-12/01/2008 (e)	33	34
8.500% due 06/01/2006-08/01/2027 (e)	717	737
9.000% due 12/15/2020-02/15/2021 (e)	910	910
9.050% due 06/15/2019	157	157
9.500% due 12/15/2020-06/01/2021 (e)	600	606
10.750% due 09/01/2009-05/01/2010 (e)	2	3
Government National Mortgage Association
3.000% due 11/20/2028 (b)	255	256
3.500% due 08/20/2027-09/20/2030 (b)(e)	2,435	2,454
3.750% due 08/20/2017-02/20/2032 (b)(e)	5,721	5,794
3.972% due 02/16/2032 (b)	457	457
4.000% due 10/20/2028 (b)	174	175
4.072% due 01/16/2031 (b)	71	71
4.125% due 10/20/2018-01/20/2030 (b)(e)	14,607	14,854
4.146% due 06/20/2032 (b)	957	962
4.172% due 06/16/2031 (b)	1,178	1,185
4.222% due 10/16/2030 (b)	164	166
4.250% due 01/20/2028-03/20/2030 (b)(e)	2,320	2,354
4.272% due 02/16/2030 (b)	1,574	1,587
4.322% due 12/16/2025 (b)	1,418	1,431
4.372% due 02/16/2030 (b)	197	199
4.375% due 04/20/2017-02/20/2031 (b)(e)	51,047	51,505
4.422% due 02/16/2030 (b)	192	194
4.500% due 05/20/2030-11/20/2030 (b)(e)	590	598
4.625% due 11/20/2020 (b)	9	9
4.746% due 03/20/2031 (b)	10,337	10,476
4.796% due 02/20/2031 (b)	5,943	6,036
4.875% due 04/20/2019-04/20/2030 (b)(e)	147	150
5.500% due 11/15/2028-03/15/2034 (e)	493,828	498,484
6.000% due 12/15/2008-12/15/2033 (e)	69,503	71,249
6.250% due 03/16/2029	5,000	5,156
6.500% due 05/15/2009-06/01/2032 (e)	7,081	7,345
6.892% due 03/16/2041 (b)	4,330	5,145
7.000% due 09/15/2012-02/16/2029 (e)	2,999	3,117
7.270% due 12/15/2040	1,760	1,887
7.500% due 12/15/2022-11/15/2031 (e)	4,494	4,690
7.750% due 10/15/2025	22	23
8.000% due 06/15/2006-09/20/2031 (e)	6,677	7,165
8.500% due 06/15/2017-03/20/2031 (e)	1,989	2,159
9.000% due 09/15/2006-08/20/2030 (e)	303	334
9.500% due 12/15/2021	100	112
Small Business Administration
6.344% due 08/01/2011	1,078	1,135
6.640% due 02/10/2011	1,337	1,417
7.190% due 12/01/2019	584	628
7.220% due 11/01/2020	1,874	2,031
7.449% due 08/01/2010	1,382	1,490
8.017% due 02/10/2010	155	168

Total U.S. Government Agencies (Cost $12,084,343)		12,027,480

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Note
4.125% due 05/15/2015	6,250	6,144

Total U.S. Treasury Obligations (Cost $6,224)		6,144

MORTGAGE-BACKED SECURITIES 8.5%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (b)	18,107	17,805
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	926	982
Asset Securitization Corp.
6.920% due 02/14/2029	1,164	1,172
Banc of America Large Loan
3.968% due 11/15/2015 (b)	4,117	4,120
Banc of America Structural Security Trust
4.240% due 10/11/2033 (b)	500	506
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	521	534
5.399% due 05/20/2032 (b)	1,885	1,917
6.513% due 07/25/2032 (b)	192	194
5.522% due 10/20/2032 (b)	1,555	1,559
4.250% due 04/25/2034	493	490
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (b)	49	50
5.277% due 10/25/2032 (b)	1,218	1,216
5.349% due 02/25/2033 (b)	166	167
4.750% due 11/25/2035 (b)	110,900	110,326
Bear Stearns Alt-A Trust
4.330% due 01/25/2033 (b)	2,268	2,255
5.433% due 05/25/2035 (b)	2,872	2,887
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	157	158
7.000% due 05/20/2030	2,058	2,334
4.667% due 06/25/2030 (b)	283	289
5.910% due 02/14/2031	90	92
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (b)	31	32
6.500% due 02/25/2024	1,169	1,171
CMC Securities Corp.
7.250% due 11/25/2027	3	3
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (a)	9	8
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (b)	3,800	3,805
3.968% due 07/15/2015 (b)	1,716	1,717
3.948% due 03/15/2020 (b)	19,300	19,308
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	870	864
4.230% due 02/25/2033 (b)	829	830

See accompanying notes  |  09.30.05  |  Semi-Annual Report  47

Schedule of Investments (Cont.)

Mortgage Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.000% due 06/25/2033	$6,166	$6,162
4.020% due 07/25/2034 (b)	497	497
4.040% due 05/25/2035 (b)	9,988	9,857
4.050% due 05/25/2035 (b)	1,868	1,863
4.080% due 05/25/2035 (b)	2,697	2,666
Countrywide Home Loan Mortgage Pass-Through Trust
3.924% due 08/25/2033 (b)	426	428
4.100% due 05/25/2034 (b)	1,058	1,055
4.110% due 08/25/2034 (b)	1,050	1,050
4.160% due 02/25/2035 (b)	6,147	6,153
4.140% due 03/25/2035 (b)	27,338	27,323
4.150% due 03/25/2035 (b)	82,104	82,210
4.120% due 04/25/2035 (b)	4,783	4,783
Countrywide Home Loans, Inc.
6.174% due 07/19/2031 (b)	37	38
CS First Boston Mortgage Securities Corp.
4.832% due 02/15/2015	3,000	2,958
6.022% due 04/25/2032 (b)	31	31
4.220% due 05/25/2032 (b)	824	823
6.247% due 06/25/2032 (b)	114	115
4.380% due 08/25/2033 (b)	843	847
7.290% due 09/15/2041	65	70
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,722	1,775
7.340% due 10/10/2032	5,750	6,249
DLJ Mortgage Acceptance Corp.
4.448% due 11/25/2023 (b)	60	60
5.751% due 05/25/2024 (b)	25	25
6.206% due 10/25/2024 (b)	90	90
Fairfax Funding Trust
6.483% due 04/02/2013	250	259
FBR Securitization Trust
3.970% due 09/25/2035 (b)	7,100	7,100
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	608
8.970% due 02/18/2020	4,000	406
Fifth Third Mortgage Loan Trust
5.353% due 11/19/2032 (b)	737	731
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	10	10
4.180% due 09/25/2033 (b)	406	406
First Nationwide Trust
6.750% due 08/21/2031	1,932	1,943
First Republic Mortgage Loan Trust
4.118% due 11/15/2031 (b)	19,667	19,758
4.372% due 11/15/2031 (b)	4,088	4,339
4.068% due 08/15/2032 (b)	55,194	55,226
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	4,748	4,869
6.420% due 05/15/2035	717	746
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	11,935	11,966
Government Lease Trust
6.390% due 05/18/2007	3,586	3,634
Greenpoint Mortgage Funding Trust
4.050% due 05/25/2045 (b)	8,987	8,971
4.060% due 06/25/2045 (b)	28,220	28,181
GS Mortgage Securities Corp.
6.044% due 08/15/2018	10,465	10,872
GSRPM Mortgage Loan Trust
4.230% due 11/25/2031 (b)	11,127	11,148
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (b)	23,556	23,533
Homeside Mortgage Securities Trust
3.810% due 01/20/2027 (b)	52	52
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031 (b)	3,037	3,031
6.500% due 04/25/2032 (b)	561	564
Indymac Adjustable Rate Mortgage Trust
6.593% due 01/25/2032 (b)	75	75
Indymac Index Mortgage Loan Trust
4.070% due 04/25/2035 (b)	16,893	16,888
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (c)	125	30
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	147	151
LB Mortgage Trust
8.407% due 01/20/2017 (b)	5,435	5,924
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	200	202
6.133% due 12/15/2030	470	500
MASTR Asset Securitization Trust
5.500% due 09/25/2033	8,195	8,128
Mellon Residential Funding Corp.
4.208% due 12/15/2030 (b)	7,165	7,176
4.648% due 11/15/2031 (b)	730	742
Merrill Lynch Mortgage Investors, Inc.
6.484% due 06/15/2021 (b)	304	304
0.796% due 04/25/2028 (b)(c)	5,715	76
3.761% due 01/25/2029 (b)	4,000	4,006
Merrill Lynch Mortgage Trust
1186.600% due 09/20/2020 (c)	0	1
1.792% due 07/12/2034 (b)(c)	75,910	3,614
Morgan Stanley Capital I
6.840% due 05/03/2006	16,000	16,190
3.908% due 04/15/2016 (b)	1,116	1,117
Morgan Stanley Dean Witter Capital I, Inc.
7.500% due 07/15/2010	6,865	6,964
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	4,310	4,466
Nationslink Funding Corp.
4.285% due 11/10/2030 (b)	900	903
6.654% due 11/10/2030	15,660	15,787
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	573	593
Ocwen Residential MBS Corp.
6.835% due 06/25/2039 (b)	1,121	883
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (b)	2,204	2,206
PNC Mortgage Securities Corp.
7.520% due 07/15/2008	234	241
Prime Mortgage Trust
5.000% due 02/25/2019	61	60
SACO I, Inc.
3.980% due 02/25/2028 (b)	4,630	4,634
Salomon Brothers Mortgage Securities VII, Inc.
4.853% due 11/25/2022 (b)	23	21
Sequoia Mortgage Trust
4.139% due 10/19/2026 (b)	485	486
4.176% due 10/20/2027 (b)	17,001	17,036
4.136% due 06/20/2032 (b)	780	781
4.096% due 08/20/2032 (b)	1,714	1,715
4.146% due 07/20/2033 (b)	8,984	8,999
4.081% due 04/25/2035 (b)	11,600	11,392
SLH Mortgage Trust
9.600% due 03/25/2021	22	22
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,063
Structured Adjustable Rate Mortgage Loan Trust
4.320% due 06/25/2034 (b)	5,000	5,024
3.950% due 03/25/2035 (b)	2,501	2,502
Structured Asset Mortgage Investments, Inc.
4.077% due 05/25/2022 (b)	3,406	3,358
4.559% due 02/25/2030 (b)	216	217
6.750% due 05/02/2030	416	415
4.119% due 09/19/2032 (b)	29,594	29,627
4.139% due 03/19/2034 (b)	10,023	10,034
4.060% due 06/19/2035 (b)	9,330	9,296
Structured Asset Securities Corp.
7.500% due 07/25/2016	31	31
4.310% due 03/25/2031 (b)	83	84
6.250% due 01/25/2032 (b)	2,441	2,478
6.097% due 02/25/2032 (b)	12	12
4.330% due 07/25/2032 (b)	211	212
6.150% due 07/25/2032 (b)	29	29
4.480% due 08/25/2032 (b)	736	735
6.375% due 08/25/2032 (b)	1,346	1,365
4.120% due 01/25/2033 (b)	17	17
4.880% due 01/25/2033 (b)	7,000	7,016
4.510% due 01/25/2034 (b)	13,445	13,411
3.950% due 03/25/2035 (b)	10,501	10,509
3.930% due 06/25/2035 (b)	24,948	24,964
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	59	60
Vendee Mortgage Trust
6.500% due 03/15/2029	3,850	3,931
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (b)	6,390	6,389
5.095% due 11/25/2030 (b)	3,178	3,183
5.460% due 08/25/2032 (b)	1,335	1,332
5.131% due 10/25/2032 (b)	92	92
6.500% due 10/25/2032	10,196	10,267
4.170% due 11/25/2035 (b)	29,000	29,005
4.237% due 12/25/2040 (b)	1,520	1,517
4.265% due 06/25/2042 (b)	5,417	5,470
4.137% due 08/25/2042 (b)	12,441	12,443
4.188% due 07/25/2044 (b)	2,946	2,947
4.140% due 01/25/2045 (b)	31,430	31,471
Washington Mutual, Inc.
4.057% due 11/25/2034 (b)	21,240	21,297
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 01/25/2035 (b)	13,213	12,978

Total Mortgage-Backed Securities (Cost $943,783)		939,366

ASSET-BACKED SECURITIES 11.7%

AAA Trust
3.930% due 11/26/2035 (b)	62,851	62,859
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (b)	4,339	4,341
4.128% due 10/25/2035 (b)	4,000	4,009
ABFS Mortgage Loan Trust
6.285% due 06/15/2033 (b)	2,000	2,026
Accredited Mortgage Loan Trust
3.930% due 04/25/2035 (b)	1,594	1,596
ACE Securities Corp.
4.530% due 08/25/2030 (b)	138	138
3.920% due 06/25/2035 (b)	15,861	15,872
Advanta Mortgage Loan Trust
4.205% due 11/25/2029 (b)	147	147
Aegis Asset-Backed Securities Trust
4.230% due 05/25/2033 (b)	7,606	7,646
4.181% due 10/25/2034 (b)	10,799	10,811
AFC Home Equity Loan Trust
4.240% due 06/24/2029 (b)	1,322	1,328
4.380% due 09/25/2029 (b)	77	77
Ameriquest Mortgage Securities, Inc.
4.240% due 03/25/2033 (b)	1,506	1,507
4.080% due 09/25/2034 (b)	254	254
4.270% due 09/25/2034 (b)	7,047	7,058
3.970% due 01/25/2035 (b)	757	757
3.930% due 04/25/2035 (b)	1,035	1,036
3.920% due 05/25/2035 (b)	620	621
3.970% due 07/25/2035 (b)	10,000	10,007
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (b)	1,108	1,111
4.100% due 06/25/2032 (b)	193	193
4.120% due 07/25/2032 (b)	736	729
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.385% due 06/25/2027 (b)	1,988	1,989
4.325% due 06/25/2028 (b)	407	407
4.460% due 09/25/2028 (b)	2,550	2,552
4.770% due 06/25/2029 (b)	954	955
Asset-Backed Funding Certificates
4.510% due 07/25/2033 (b)	1,959	1,986
3.940% due 06/25/2035 (b)	17,279	17,281

48  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Asset-Backed Securities Corp. Home Equity Loan Trust
4.028% due 06/15/2031 (b)	$332	$334
4.468% due 08/15/2032 (b)	3,190	3,197
3.910% due 03/25/2035 (b)	4,235	4,238
Bank One Heloc Trust
4.056% due 04/20/2020 (b)	598	599
Bayview Financial Acquisition Trust
4.019% due 04/28/2045 (b)	24,381	24,442
Bear Stearns Asset-Backed Securities, Inc.
4.120% due 02/25/2026 (b)	4,091	4,098
4.040% due 01/25/2029 (b)	3,204	3,207
4.005% due 06/25/2031 (b)	9,513	9,519
4.040% due 07/25/2031 (b)	5,566	5,573
4.040% due 09/25/2031 (b)	3,582	3,586
4.430% due 10/25/2032 (b)	956	960
4.480% due 02/25/2034 (b)	2,500	2,517
4.030% due 09/25/2034 (b)	5,295	5,302
3.930% due 03/25/2035 (b)	2,648	2,650
4.580% due 11/25/2042 (b)	3,528	3,570
4.000% due 12/25/2042 (b)	2,497	2,498
4.030% due 06/15/2043 (b)	740	741
Block Mortgage Finance, Inc.
4.270% due 12/25/2028 (b)	28	28
Carrington Mortgage Loan Trust
3.960% due 01/25/2035 (b)	902	903
3.920% due 05/25/2035 (b)	2,965	2,967
3.910% due 06/25/2035 (b)	2,695	2,697
CDC Mortgage Capital Trust
4.530% due 08/25/2032 (b)	4,029	4,043
4.180% due 10/25/2033 (b)	1,236	1,237
Centex Home Equity Co. LLC
3.980% due 04/25/2020 (b)	1,376	1,377
4.130% due 01/25/2032 (b)	336	336
4.680% due 01/25/2032 (b)	5,046	5,065
4.110% due 01/25/2034 (b)	1,086	1,087
3.900% due 03/25/2035 (b)	36,267	36,295
Charming Shoppes Master Trust
4.098% due 05/15/2014 (b)	6,000	5,991
Chase Credit Card Master Trust
4.158% due 06/15/2009 (b)	2,000	2,009
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (b)	1,298	1,301
Chase Funding Mortgage Loan Asset-Backed Certificates
4.150% due 08/25/2032 (b)	1,783	1,786
4.160% due 11/25/2032 (b)	4,699	4,720
CIT Group Home Equity Loan Trust
4.480% due 12/25/2031 (b)	1,900	1,908
3.140% due 03/25/2033 (b)	1,184	1,187
4.100% due 06/25/2033 (b)	5,469	5,480
Citigroup Mortgage Loan Trust, Inc.
3.920% due 02/25/2014 (b)	8,408	8,415
3.850% due 09/25/2035 (b)	15,500	15,500
Community Program Loan Trust
4.500% due 10/01/2018	1,381	1,368
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (b)	111	111
4.518% due 03/15/2030 (b)	6,690	6,703
4.468% due 07/15/2031 (b)	6,395	6,406
8.200% due 02/01/2032	40,000	33,714
8.400% due 02/01/2032	6,342	1,031
7.970% due 05/01/2032	15,700	12,519
7.500% due 06/15/2032 (c)	3,789	7
5.268% due 08/15/2033 (b)	2,050	2,087
Countrywide Asset-Backed Certificates
3.980% due 01/25/2024 (b)	261	261
4.280% due 06/25/2033 (b)	2,206	2,214
4.170% due 03/25/2034 (b)	317	318
3.721% due 06/25/2035 (b)	22,854	22,868
3.761% due 06/25/2035 (b)	1,789	1,789
3.791% due 06/25/2035 (b)	7,250	7,254
3.910% due 10/25/2035 (b)	11,755	11,763
3.938% due 01/25/2036 (b)	12,600	12,598
4.028% due 01/25/2036 (b)	5,900	5,914
Credit-Based Asset Servicing & Securitization LLC
4.460% due 06/25/2032 (b)	2,166	2,177
4.170% due 12/15/2039 (b)	4,837	4,843
CS First Boston Mortgage Securities Corp.
4.580% due 04/25/2032 (b)	15,600	15,692
4.180% due 04/25/2034 (b)	10,485	10,491
4.510% due 05/25/2044 (b)	10,727	10,708
Daimler Chrysler Auto Trust
4.490% due 10/06/2008	105	105
Delta Funding Home Equity Loan Trust
4.178% due 09/15/2029 (b)	43	43
Denver Arena Trust
6.940% due 11/15/2019	11,810	11,847
Embarcadero Aircraft Securitization Trust
4.248% due 08/15/2025 (b)	2,125	1,378
4.868% due 08/15/2025 (b)(d)	9,100	137
EMC Mortgage Loan Trust
4.200% due 05/25/2040 (b)	2,358	2,366
EQCC Home Equity Loan Trust
4.088% due 10/15/2027 (b)	94	94
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (b)	805	805
4.070% due 02/25/2034 (b)	2,911	2,917
Equity One ABS, Inc.
7.600% due 02/25/2032	3,618	3,650
Fieldstone Mortgage Investment Corp.
4.120% due 01/25/2035 (b)	5,892	5,907
First Franklin Mortgage Loan Trust
Asset-Backed Certificates
4.030% due 03/25/2024 (b)	2,390	2,392
3.910% due 04/25/2034 (b)	2,945	2,948
4.210% due 10/25/2034 (b)	43,841	44,030
First International Bank
4.348% due 04/15/2026 (b)	754	427
4.318% due 03/15/2027 (b)	8,511	5,884
First North American National Bank
4.088% due 07/17/2011 (b)	15,000	15,079
First Plus Home Loan Trust
7.670% due 05/10/2024 (b)	5,617	5,616
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	30,045	30,051
4.643% due 05/15/2008 (b)	30,500	30,500
FNF Funding X LLC
6.530% due 07/20/2007	106	103
Fremont Home Loan Trust
4.060% due 11/25/2034 (b)	10,118	10,131
3.990% due 03/25/2035 (b)	2,457	2,458
3.920% due 04/25/2035 (b)	1,829	1,831
3.930% due 06/25/2035 (b)	581	581
GMAC Mortgage Corp. Loan Trust
4.070% due 01/25/2029 (b)	4,670	4,679
8.450% due 03/25/2030 (b)	241	240
Green Tree Financial Corp.
6.240% due 11/01/2016	6,259	6,291
8.000% due 07/15/2018	2,380	2,351
9.100% due 04/15/2020	3,278	3,594
7.400% due 06/15/2027	5,535	5,817
8.050% due 10/15/2027	817	868
7.550% due 01/15/2029	553	594
7.060% due 02/01/2031	7,000	5,826
GRMT II LLC
4.046% due 06/20/2032 (b)	83	83
4.386% due 06/20/2032 (b)	2,661	2,689
7.930% due 06/20/2032 (b)	3,574	3,621
GSAMP Trust
4.010% due 10/25/2034 (b)	38	38
GSRPM Mortgage Loan Trust
4.210% due 09/25/2042 (b)	7,499	7,534
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (b)	5,616	5,637
Home Equity Asset Trust
3.920% due 08/25/2035 (b)	12,810	12,820
Home Equity Mortgage Trust
6.180% due 11/25/2032 (b)	373	373
3.950% due 07/25/2035 (b)	12,448	12,456
Household Mortgage Loan Trust
4.096% due 05/20/2032 (b)	9,403	9,420
4.446% due 05/20/2032 (b)	4,974	4,981
IMC Home Equity Loan Trust
7.520% due 08/20/2028	101	101
6.880% due 11/20/2028	1,344	1,349
Impac CMB Trust
4.401% due 03/25/2033 (b)	11,663	11,673
4.140% due 01/25/2034 (b)	8,645	8,658
Irwin Home Equity Loan Trust
4.200% due 02/25/2012 (b)	1,064	1,066
4.205% due 06/25/2021 (b)	108	108
4.350% due 06/25/2028 (b)	1,764	1,766
4.730% due 02/25/2029 (b)	2,603	2,630
Irwin Low Balance Home Equity Loan Trust
4.730% due 06/25/2021 (b)	922	925
IXIS Real Estate Capital Trust
3.940% due 06/25/2035 (b)	20,211	20,225
3.910% due 09/25/2035 (b)	9,656	9,659
KeyCorp. Student Loan Trust
4.225% due 08/27/2025 (b)	1,405	1,413
Long Beach Mortgage Loan Trust
4.780% due 03/25/2032 (b)	12,278	12,411
4.150% due 06/25/2033 (b)	441	441
4.150% due 07/25/2033 (b)	2,458	2,461
4.130% due 02/25/2034 (b)	262	262
4.010% due 10/25/2034 (b)	6,044	6,049
MASTR Asset-Backed Securities Trust
4.020% due 09/25/2034 (b)	600	600
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (b)	21,861	22,021
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (b)	862	867
3.920% due 12/25/2035 (b)	5,745	5,749
Mesa Trust Asset-Backed Certificates
4.230% due 12/25/2031 (b)	3,500	3,508
4.939% due 05/15/2033 (b)	4,095	3,885
Mid-State Trust
8.330% due 04/01/2030	18,850	20,132
7.340% due 07/01/2035	1,420	1,497
7.400% due 07/01/2035	61	64
7.790% due 07/01/2035	81	85
6.340% due 10/15/2036	2,353	2,448
7.791% due 03/15/2038	3,215	3,524
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.170% due 08/25/2033 (b)	2,603	2,607
3.980% due 11/25/2034 (b)	2,607	2,608
3.930% due 01/25/2035 (b)	325	325
3.920% due 03/25/2035 (b)	4,595	4,596
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (b)	16	16
Morgan Stanley Home Equity Loans
3.950% due 12/25/2034 (b)	8,681	8,687
3.940% due 08/25/2035 (b)	5,907	5,910
Nelnet Education Loan Funding, Inc.
3.836% due 11/25/2009 (b)	13,988	13,993
New Century Home Equity Loan Trust
4.086% due 06/20/2031 (b)	75	75
4.146% due 09/20/2031 (b)	1,032	1,033
4.170% due 02/25/2035 (b)	1,477	1,482
3.940% due 03/25/2035 (b)	1,348	1,349
3.920% due 07/25/2035 (b)	8,226	8,228
Nextcard Credit Card Master Note Trust
5.418% due 12/15/2006 (b)	4,670	2,992
Novastar Home Equity Loan
4.105% due 04/25/2028 (b)	572	573
4.090% due 09/25/2031 (b)	740	741
NPF XII, Inc.
2.232% due 10/01/2024 (d)	49,000	3,856
2.532% due 10/01/2024 (d)	1,700	0

See accompanying notes  |  09.30.05  |  Semi-Annual Report  49

Schedule of Investments (Cont.)

Mortgage Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
2.463% due 11/01/2024 (d)	$3,000	$236
2.200% due 12/01/2024 (d)	13,800	1,086
2.270% due 03/01/2024 (d)	4,000	0
2.285% due 11/01/2049 (b)(d)	6,000	0
Oakwood Mortgage Investors, Inc.
4.143% due 03/15/2018 (b)	2,038	1,689
7.500% due 01/15/2021	3,451	3,537
Ocwen Mortgage Loan Asset-Backed Certificates
4.450% due 10/25/2029 (b)	52	52
Option One Mortgage Loan Trust
4.590% due 12/26/2029 (b)	77	77
4.430% due 01/25/2032 (b)	1,061	1,062
4.400% due 10/12/2032 (b)	25,584	25,728
Origen Manufactured Housing
2.020% due 10/15/2013	3,280	3,262
7.650% due 03/15/2032 (b)	13,200	13,928
Park Place Securities, Inc.
3.940% due 03/25/2035 (b)	189	189
Preferred Credit Corp.
7.590% due 07/25/2026	862	860
Quest Trust
4.480% due 09/24/2034 (b)	4,698	4,713
4.010% due 03/25/2035 (b)	193	193
4.130% due 10/25/2035 (b)	9,900	9,900
Renaissance Home Equity Loan Trust
3.000% due 11/25/2005 (c)	4,448	10
4.630% due 08/25/2032 (b)	3,000	3,012
4.270% due 08/25/2033 (b)	1,516	1,521
4.330% due 12/25/2033 (b)	10,345	10,413
3.960% due 05/25/2035 (b)	6,014	6,018
Residential Asset Mortgage Products, Inc.
3.990% due 09/25/2013 (b)	4,545	4,548
4.000% due 08/25/2022 (b)	1,379	1,380
8.000% due 09/25/2030 (b)	6,868	6,855
4.080% due 01/25/2033 (b)	10,019	10,035
4.170% due 11/25/2033 (b)	3,841	3,844
4.330% due 11/25/2034 (b)	172	173
3.940% due 01/25/2035 (b)	1,371	1,372
4.130% due 11/25/2042 (b)	9,371	9,394
Residential Asset Securities Corp.
3.950% due 08/25/2013 (b)	7,213	7,217
3.980% due 09/25/2013 (b)	3,409	3,412
4.000% due 10/25/2013 (b)	1,243	1,244
4.380% due 09/25/2031 (b)	14,984	15,004
4.130% due 06/25/2032 (b)	143	144
4.080% due 07/25/2032 (b)	8,956	8,975
4.120% due 06/25/2033 (b)	1,197	1,199
4.070% due 03/25/2034 (b)	749	750
Residential Funding Mortgage Securities II, Inc.
7.850% due 12/25/2024 (b)	2,815	2,810
8.350% due 03/25/2025 (b)	567	568
Residential Mortgage Loan Trust
5.330% due 09/25/2029 (b)	756	757
Salomon Brothers Mortgage Securities VII, Inc.
6.930% due 08/25/2028	1,201	1,222
4.480% due 10/25/2028 (b)	1,337	1,338
6.018% due 11/15/2029 (b)	14,591	14,614
4.730% due 01/25/2032 (b)	382	383
Saxon Asset Securities Trust
4.080% due 03/25/2032 (b)	2,393	2,397
4.170% due 12/26/2034 (b)	10,903	10,948
3.990% due 08/25/2035 (b)	5,906	5,911
Sears Credit Account Master Trust
6.450% due 11/17/2009	200	200
4.298% due 10/18/2011 (b)	30,500	30,697
SLM Student Loan Trust
3.640% due 10/26/2009 (b)	1,120	1,121
3.920% due 03/15/2013 (b)	580	580
4.200% due 07/25/2016 (b)	17,907	18,038
SMS Student Loan Trust
4.175% due 10/27/2025 (b)	744	747
Soundview Home Equity Loan Trust
4.140% due 05/25/2030 (b)	1,805	1,808
3.951% due 11/25/2035 (b)	19,600	19,603
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (b)	2,196	2,199
Structured Asset Securities Corp.
4.230% due 05/25/2034 (b)	10,572	10,612
4.030% due 10/25/2034 (b)	3,299	3,302
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	189	190
Terwin Mortgage Trust
4.020% due 10/25/2034 (b)	17	17
4.010% due 06/25/2036 (b)	7,184	7,183
Triton Aviation Finance
4.239% due 06/15/2025 (b)(d)	4,500	5
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,600
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	180	192

Total Asset-Backed Securities (Cost $1,385,229)		1,291,406

SHORT-TERM INSTRUMENTS 18.9%

Commercial Paper 11.4%

Bank of Ireland
3.820% due 01/17/2006	289,000	285,541
3.960% due 01/27/2006	45,400	44,805
CDC Commercial Paper, Inc.
3.750% due 12/07/2005	82,900	82,294
HBOS Treasury Services PLC
3.970% due 01/30/2006	75,000	73,991
Nordea North America, Inc.
3.910% due 12/29/2005	155,200	153,676
Rabobank USA Financial Corp.
3.880% due 10/03/2005	98,400	98,400
San Paolo U.S. Holding Company, Inc.
3.855% due 12/23/2005	50,000	49,543
Skandinaviska Enskilda Banken AB
3.900% due 12/27/2005	182,400	180,651
UBS Finance Delaware LLC
3.860% due 10/03/2005	77,200	77,200
3.740% due 10/24/2005	176,500	176,115
3.765% due 12/13/2005	36,100	35,812

		1,258,028

Repurchase Agreements 7.4%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.875% due 05/15/2009 valued at $16,400. Repurchase proceeds are $16,004.)	16,000	16,000
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2017-02/15/2022 valued at $814,417. Repurchase proceeds are $800,217.)	800,000	800,000

		816,000

U.S. Treasury Bills 0.1%

3.428% due 12/01/2005-12/15/2005 (e)(g)	8,000	7,938

Total Short-Term Instruments (Cost $2,082,438)		2,081,966

Total Investments (f) 148.2% (Cost $16,504,694)		$16,349,765

Written Options (i) (0.0%) (Premiums $3,208)		(0)

Other Assets and Liabilities (Net) (48.2%)		(5,318,869)

Net Assets 100.0%		$11,030,896

Notes to Schedule of Investments

(amounts in thousands):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Security is in default.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $297,480 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $6,946 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

50  Semi-Annual Report  |  09.30.05  |  See accompanying notes

(h)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2012	$4,300	$43
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2014	6,800	87
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015	2,800	25
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	75,800	(1,354)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	108,700	3,494
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	76,700	(1,192)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211	10/01/2011	39,000	(1,745)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	26,400	365
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2007	8,000	55
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	6,000	26

						$(196)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Sell	2.200%	09/25/2034	$10,000	$(4)
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 12/25/2034	Sell	2.200%	12/25/2034	10,000	(4)
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 3-month USD-LIBOR plus 1.800% due 04/23/2039	Sell	1.700%	04/23/2039	4,000	(15)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Sell	1.700%	03/08/2040	1,000	(4)

						$(27)

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$111,000	$1,865	$0
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	111,000	1,343	0

						$3,208	$0

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.
**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon %	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500	10/13/2035	$520,000	$501,150	$495,788
Freddie Mac	5.000	10/13/2035	300,000	295,641	293,625
Government National Mortgage Association	5.000	10/20/2035	45,000	44,721	44,536
Government National Mortgage Association	6.000	10/20/2035	112,500	115,567	115,242

				$957,079	$949,191

See accompanying notes  |  09.30.05  |  Semi-Annual Report  51

Schedule of Investments

Municipal Sector Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 87.2%

Alaska 0.5%

Alaska Northern Tobacco Securitization Corp. Revenue Bonds, Series 2000
6.500% due 06/01/2031	$1,500	$1,583

Arizona 1.8%

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (AMBAC Insured) Series 2005
5.000% due 09/15/2016	3,450	3,740
Scottsdale, Arizona Preservation Authority Excise Tax Revenue Refunding Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2011	2,620	2,834

		6,574

Arkansas 0.9%

University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 11/01/2011	410	436
5.000% due 11/01/2012	430	457
5.000% due 11/01/2013	450	478
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-C
5.000% due 11/01/2010	410	441
5.000% due 11/01/2011	430	457
5.000% due 11/01/2012	450	478
5.000% due 11/01/2013	475	505

		3,252

California 7.1%

California Association of Bay Area Governments Finance Authority Corp. Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,208
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 10/01/2033	1,800	1,887
California State Economic Recovery General Obligation Bonds, Series 2005
7.540% due 07/01/2013 (a)	4,000	4,850
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	3,500	3,888
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,575
Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,021
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	961
Southern California Public Power Authority Transmission Project Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	5,804

		25,194

Colorado 0.7%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,342
El Paso County, Colorado Single Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,303

		2,645

Connecticut 1.8%
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.050% due 01/15/2011 (a)	5,380	6,226

Florida 1.5%

Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002-B
0.000% due 10/01/2014	7,000	4,796
Reedy Creek Florida Improvement District Utilities Revenue Bonds, (MBIA Insured) Series 2003
5.250% due 10/01/2013	500	554

		5,350

Georgia 0.3%

Georgia State General Obligation Bonds, Series 2002-B
5.000% due 05/01/2020	1,000	1,089

Idaho 0.3%

Idaho Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,023

Illinois 6.4%

Boone & Winnebago Counties, Illinois Community Unit School District No. 200 General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	881
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2020 (a)	1,190	1,180
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027 (c)	2,000	689
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023	5,965	5,033
Illinois Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1991
0.000% due 07/15/2025	10,000	3,914
Illinois Educational Facilities Authority Revenue Bonds, (FGIC Insured), Series 1993
5.750% due 07/01/2012	4,000	4,025
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	829
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	1,510	1,613
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,984
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	2,000	1,723

		22,871

Indiana 5.3%

Ball State University, Indiana University Revenue Bonds, (FSA Insured), Series 2004-L
5.500% due 07/01/2020	475	546
Fairfield School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	2,994
Indiana Bond Bank Revenue Bonds, (MBIA Insured), Series 2003-E
5.000% due 09/01/2025	2,000	2,084
Indiana Bond Bank Special Program Revenue Bonds, (MBIA Insured), Series 2003-C
5.000% due 01/25/2016	1,320	1,413
Indiana State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,534
Lawrence Township, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/15/2011	735	788
5.000% due 01/15/2012	425	458
5.000% due 01/15/2013	450	487
Merrillville, Indiana Multi School Building Corp. Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,069
Southmont, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	483
5.250% due 01/15/2012	540	590
5.250% due 07/15/2012	475	522
Tri-Creek School Corp., Indiana School Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,804
5.000% due 07/15/2019	1,790	1,895
Wayne Township School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003-B
5.000% due 07/15/2012	1,100	1,192

		18,859

Iowa 0.2%

Iowa State General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	530

Kansas 1.9%

Kansas State Department of Transportation, State Highway Revenue Refunding Bonds, Series 2003
6.990% due 09/01/2011 (a)	5,000	5,849
Sedgwick County, Kansas Unified School District No. 259 Wichita General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	814

		6,663

Louisiana 3.1%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,713
8.047% due 11/15/2031 (a)	7,410	8,225

		10,938

Maine 0.3%

Maine Turnpike Authority Revenue Bonds, Series 2000
5.750% due 07/01/2028	1,000	1,116

Massachusetts 10.0%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2003
8.000% due 11/01/2010 (a)	7,500	8,970

52  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Commonwealth of Massachusetts General Obligation Bonds, (MBIA Insured), Series 2004
7.000% due 08/01/2011 (a)	$10,000	$11,578
Massachusetts Bay Transportation Authority Revenue Bonds, (Massachusetts State Insured), Series 2000
7.000% due 03/01/2028 (a)	500	523
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2002-A
5.250% due 07/01/2016	4,930	5,422
Massachusetts State General Obligation Bonds, (AMBAC Insured), Series 2004-A
5.500% due 08/01/2030	500	587
Massachusetts State General Obligation Bonds, Series 2005
5.000% due 03/01/2025	5,000	5,272
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2005
7.000% due 06/01/2034 (a)	2,500	2,587
Massachusetts State Water Residential Authority Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	708
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	263

		35,910

Michigan 2.0%

Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-B
5.000% due 07/01/2034	200	208
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2004
6.990% due 10/15/2020 (a)	4,953	5,564
Michigan State Clean Initiative Program General Obligation Bonds, Series 2001
5.000% due 11/01/2011	1,400	1,515

		7,287

Minnesota 0.2%

Southern Minnesota Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2014	500	553

Mississippi 0.8%

Mississippi Housing Finance Corp. Single Family Mortgage Purchase Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,741

Missouri 0.1%

Olive Boulevard Transportation Development District, Missouri Special Assessment Bonds, Series 2005
4.500% due 10/01/2022	250	245

Nevada 0.6%

Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,177

New Hampshire 0.6%

New Hampshire Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,194

New Jersey 4.2%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,513
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004-A
5.250% due 07/01/2034	2,000	2,109
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,417
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	9,100

		15,139

New York 11.9%

New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.010% due 06/15/2031 (a)	5,000	5,453
New York State Development Corp. Correctional & Youth Facilities Service Contract Revenue Bonds, Series 2003
5.250% due 01/01/2021	5,000	5,280
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000-340
6.470% due 08/15/2022 (a)	750	787
New York State Dormitory Authority Revenue Bonds, (MBIA-IBC Insured), Series 2000
8.010% due 07/01/2025 (a)	1,500	1,617
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	10,000	10,900
New York, New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, (MBIA-IBC Insured), Series 2001-C
5.125% due 06/15/2033	4,090	4,287
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001
7.260% due 05/15/2029 (a)(e)	5,915	6,456
New York, New York General Obligation Bonds, Series 2005
5.000% due 06/01/2030	6,500	6,736
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
8.010% due 11/01/2024 (a)	1,000	1,187

		42,703

North Carolina 1.3%

North Carolina State General Obligation Bonds, Series 2001
7.210% due 09/01/2017 (a)	4,000	4,791

Ohio 0.4%

Columbus, Ohio School District, School Facilities Construction & Improvement General Obligation Bonds, Series 2003
5.000% due 12/01/2010	1,380	1,488

Pennsylvania 2.4%

Pennsylvania State General Obligation Bonds, Series 2001
7.031% due 12/01/2008 (a)	6,750	7,646
Pittsburgh, Pennsylvania Water & Sewer System Authority Revenue Bonds, (FSA Insured), Series 2000
7.170% due 09/01/2021 (a)	1,000	1,071

		8,717

Puerto Rico 0.2%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	781

Rhode Island 0.8%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,905

South Carolina 1.8%

Charleston County, South Carolina Certificate of Participation Bonds, (MBIA Insured), Series 2004
5.000% due 06/01/2011	1,295	1,403
Lexington County, South Carolina Health Services District, Inc. Hospital Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,593
South Carolina Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2030	3,000	3,431

		6,427

Tennessee 3.9%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 12/01/2012	2,000	2,176
6.990% due 12/01/2010 (a)	5,150	5,958
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Refunding Bonds, (MBIA-IBC Insured), Series 2003
6.990% due 10/15/2010 (a)	5,000	5,767

		13,901

Texas 8.0%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.970% due 02/15/2024 (a)	750	806
Austin, Texas Utility System Revenue Bonds, (MBIA Insured), Series 1992-A
0.000% due 11/15/2010	3,745	3,107
Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	105
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
6.490% due 02/15/2026 (a)	750	766
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991-C
0.000% due 12/01/2009	1,750	1,513
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	608
San Antonio, Texas Electric & Gas Revenue Refunding Bonds, Series 2003
7.490% due 02/01/2011 (a)	3,000	3,521
San Antonio, Texas General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 02/01/2012	2,445	2,635
San Antonio, Texas General Obligation Bonds, Series 2001
5.000% due 08/01/2010	50	54
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
6.990% due 02/01/2030 (a)	3,535	3,845
Sheldon, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,502

See accompanying notes  |  09.30.05  |  Semi-Annual Report  53

Schedule of Investments (Cont.)

Municipal Sector Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Socorro, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/15/2027	$3,540	$3,705
5.000% due 08/15/2028	1,545	1,616
Texas Capital Area Housing Finance Corp. Revenue Bonds, Series 1984
0.000% due 01/01/2016	6,060	3,881

		28,664

Washington 2.4%

Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,058
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2012	6,080	4,583
Washington State General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 06/01/2016 (a)	1,310	1,339
Washington State Public Power Supply System Nuclear Project No. 2 Revenue Bonds, (FGIC Insured), Series 1994-A
0.000% due 07/01/2009	1,850	1,621

		8,601

West Virginia 0.6%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,209

Wisconsin 2.9%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.125% due 06/01/2027	945	1,010
Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032	250	271
Wisconsin Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	1,100	1,149
4.700% due 11/01/2012	40	40
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
9.000% due 05/01/2011 (a)	5,625	6,931
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,075

		10,476

Total Municipal Bonds & Notes (Cost $303,887)		311,822

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
7.250% due 01/15/2010	100	111

Total U.S. Government Agencies (Cost $113)		111

SHORT-TERM INSTRUMENTS 13.3%

Commercial Paper 11.7%
Fannie Mae
3.373% due 10/05/2005	2,900	2,900
3.228% due 10/19/2005	5,900	5,891
3.600% due 11/09/2005	2,700	2,690
3.615% due 11/16/2005	2,700	2,688
3.994% due 03/29/2006	3,600	3,527
Freddie Mac
3.239% due 10/18/2005	9,700	9,686
3.271% due 11/01/2005	300	299
3.579% due 12/12/2005	200	198
3.590% due 12/12/2005	3,500	3,472
General Electric Capital Corp.
3.520% due 10/17/2005	9,700	9,687
3.620% due 11/02/2005	900	897

		41,935

Repurchase Agreements 1.4%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 2.625% due 03/15/2009 valued at $4,510. Repurchase proceeds are $4,401.)	4,400	4,400
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 1.750% due 03/30/2006 valued at $608. Repurchase proceeds are $595.)	595	595

		4,995

U.S. Treasury Bill 0.2%
3.295% due 12/15/2005 (b)	500	497

Total Short-Term Instruments (Cost $47,433)		47,427

Total Investments 100.5% (Cost $351,433)		$359,360

Other Assets and Liabilities (Net) (0.5%)		(1,708)

Net Assets 100.0%		$357,652

Notes to Schedule of Investments

(amounts in thousands):

(a)	Variable rate security.
(b)	Securities with an aggregate market value of $496 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(c)	Security becomes interest bearing at a future date.
(d)	Swap agreements outstanding on September 30, 2005:

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	Pool of 30-year municipal bond	4.380%	01/04/2036	$35,000	$(696)

(e)	Restricted security as of September 30, 2005:

Issuer Description	Coupon %	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001	7.260	05/15/2029	08/28/2001	$5,992	$6,456	1.81%

54  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Real Return Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.9%

Banking & Finance 0.8%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$400	$400
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		400	398
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006		245	247
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	778
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		3,600	3,615

			5,438

Utilities 0.1%

British Telecom PLC
7.875% due 12/15/2005		250	252
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	676

			928

Total Corporate Bonds & Notes (Cost $6,395)			6,366

MUNICIPAL BONDS & NOTES 0.8%

Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	1,086
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		275	280
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,000	1,092
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		300	327
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		500	582
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	529
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,170	1,300

Total Municipal Bonds & Notes (Cost $4,579)			5,196

U.S. GOVERNMENT AGENCIES 6.8%

Fannie Mae
4.666% due 04/01/2035 (a)		897	902
4.767% due 01/01/2035 (a)		614	612
5.049% due 09/01/2018 (a)		116	118
5.500% due 01/01/2024-10/13/2035 (d)		44,100	44,094
Freddie Mac
3.970% due 09/25/2031 (a)		222	222
Government National Mortgage Association
6.500% due 05/15/2026-06/15/2028 (d)		137	143

Total U.S. Government Agencies (Cost $46,415)			46,091

U.S. TREASURY OBLIGATIONS 105.3%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)		42,666	44,138
3.625% due 01/15/2008		17,597	18,632
3.875% due 01/15/2009		38,222	41,477
4.250% due 01/15/2010		75,058	83,980
3.500% due 01/15/2011		35,696	39,326
3.375% due 01/15/2012		11,003	12,188
3.000% due 07/15/2012		48,430	52,717
1.875% due 07/15/2013		92,970	94,248
2.000% due 07/15/2014		85,324	87,187
1.625% due 01/15/2015		4,502	4,450
1.875% due 07/15/2015		1,808	1,824
2.375% due 01/15/2025		44,464	47,584
3.625% due 04/15/2028		106,274	139,082
3.875% due 04/15/2029		10,815	14,808
U.S. Treasury Bond
6.625% due 02/15/2027		2,500	3,174
U.S. Treasury Notes
3.875% due 09/15/2010		13,270	13,086
4.125% due 05/15/2015		15,600	15,336

Total U.S. Treasury Obligations (Cost $709,578)			713,237

MORTGAGE-BACKED SECURITIES 1.5%

Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)		824	826
Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		1,512	1,517
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		1,900	1,879
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)		474	475
Washington Mutual Mortgage Securities Corp.
4.170% due 11/25/2035		5,200	5,201

Total Mortgage-Backed Securities (Cost $9,900)			9,898

ASSET-BACKED SECURITIES 2.4%

AAA Trust
3.930% due 11/26/2035 (a)		560	560
Asset-Backed Funding Certificates
3.929% due 08/25/2035 (a)		1,800	1,801
Bear Stearns Asset-Backed Securities, Inc.
4.280% due 03/25/2043 (a)		418	419
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		539	539
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)		68	68
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)		3,500	3,501
3.997% due 06/25/2036 (a)		2,100	2,101
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)		1,300	1,300
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)		194	194
Quest Trust
4.010% due 03/25/2035 (a)		526	526
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		4,900	4,903
Renaissance Home Equity Loan Trust
3.990% due 11/25/2035 (a)		100	100
Residential Asset Securities Corp.
4.130% due 01/25/2034 (a)		165	166
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		70	70

Total Asset-Backed Securities (Cost $16,240)			16,248

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.1%

Commonwealth of Canada
3.000% due 12/01/2036 (c)	C$	1,352	1,532
Pylon Ltd.
3.636% due 12/29/2008 (a)	EC	3,200	3,901
Republic of France
5.750% due 10/25/2032		1,400	2,306

Total Foreign Currency-Denominated Issues (Cost $7,439)			7,739

PREFERRED STOCK 0.3%
	Shares
Fannie Mae
7.000% due 12/31/2049 (a)		31,300	1,723

Total Preferred Stock (Cost $1,565)			1,723

SHORT-TERM INSTRUMENTS (j) 10.9%
	Principal Amount (000s)
Commercial Paper 4.2%

ForeningsSparbanken AB
3.910% due 12/22/2005		$8,400	8,324
Rabobank USA Financial Corp.
3.880% due 10/03/2005		5,200	5,200
3.905% due 12/30/2005		4,000	3,960
UBS Finance Delaware LLC
3.945% due 01/26/2006		7,400	7,304
3.970% due 01/30/2006		3,400	3,354

			28,142

Repurchase Agreement 0.7%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $4,488. Repurchase proceeds are $4,399.)		4,398	4,398

French Treasury Bill 3.4%
2.000% due 11/17/2005	EC	19,300	23,138

German Treasury Bill 1.3%
1.996% due 10/19/2005		7,500	9,006

U.S. Treasury Bills 1.3%
3.426% due 12/01/2005-
12/15/2005 (d)(e)(f)		$9,050	8,984

Total Short-Term Instruments (Cost $74,202)			73,668

Total Investments (b) 130.0% (Cost $876,313)			$880,166

Written Options (h) (0.0%) (Premiums $78)			(107)

Other Assets and Liabilities (Net) (30.0%)			(202,810)

Net Assets 100.0%			$677,249

See accompanying notes  |  09.30.05  |  Semi-Annual Report  55

Schedule of Investments (Cont.)

Real Return Portfolio

September 30, 2005 (Unaudited)

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $14,882 were valued with reference to securities whose prices are more readily obtainable.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $5,959 have been pledged as collateral for swap contracts on September 30, 2005.
(f)	Securities with an aggregate market value of $1,913 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Short	12/2005	11	$(1)
U. S. Treasury 5-Year Note Futures	Long	12/2005	504	(643)
U.S. Treasury 10-Year Note Futures	Short	12/2005	1	1
U.S. Treasury 30-Year Bond Futures	Long	12/2005	1,032	(1,821)

				$(2,464)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC 1,400	$33
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	1,600	4
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	1,800	(8)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015	1,400	(37)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007	1,600	30
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007	1,100	29
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010	1,600	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$5,800	187
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015	11,500	161
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	3,200	(24)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	100	0
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	4,700	93
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	139,400	4,147
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	7,500	241
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	124,900	(942)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	42,100	1,082
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	10,300	(78)

						$4,918

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$1,000	$7
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	500	8
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	3,900	16
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	20
HSBC Bank USA	Ford Motor Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	300	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	300	5
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	300	5
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	2,000	51
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	4,300	26
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	21
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	8
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(8)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,000	3
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,000	(3)

						$163

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

56  Semi-Annual Report  |  09.30.05  |  See accompanying notes

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	108	$22	$3
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	64	34	55
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	108	22	49

				$78	$107

(i)	Short sales open on September 30, 2005 were as follows:

Type	Coupon %	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Note	3.625	05/15/2013	$2,000	$1,953	$1,919
U.S. Treasury Note	4.250	08/15/2013	26,300	26,695	26,218
U.S. Treasury Note	4.250	11/15/2013	35,700	36,339	35,556

				$64,987	$63,693

(j)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	1,583	10/2005	$0	$(30)	$(30)
Buy	EC	132	10/2005	1	(3)	(2)
Sell		41,877	10/2005	1,648	0	1,648
Buy		7,734	11/2005	19	0	19
Buy	JY	1,116,737	10/2005	0	(302)	(302)

				$1,668	$(335)	$1,333

See accompanying notes  |  09.30.05  |  Semi-Annual Report  57

Schedule of Investments

Short-Term Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 17.2%

Banking & Finance 9.2%

BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	$4,400	$4,402
CIT Group, Inc.
4.033% due 05/23/2008 (a)	700	702
3.940% due 08/15/2008 (a)	2,250	2,252
First Union National Bank
6.180% due 02/15/2036	600	665
Ford Motor Credit Co.
6.875% due 02/01/2006	16,445	16,514
4.870% due 03/21/2007 (a)	8,200	8,093
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	7,340	7,340
4.677% due 05/18/2006 (a)	14,796	14,720
5.050% due 01/16/2007 (a)	4,450	4,375
6.125% due 02/01/2007	5,000	4,972
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	17,000	17,014
4.120% due 03/30/2007 (a)	2,500	2,504
4.271% due 02/26/2008 (a)	1,000	1,007
3.980% due 07/23/2009 (a)	12,100	12,177
4.070% due 03/02/2010 (a)	2,000	2,003
Household Finance Corp.
6.700% due 11/13/2005	10,140	10,168
7.200% due 07/15/2006	11,055	11,279
HSBC Finance Corp.
3.900% due 02/28/2007 (a)	6,700	6,705
4.010% due 05/10/2010 (a)	5,050	5,057
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	11,300	11,301
Morgan Stanley Dean Witter & Co.
3.701% due 01/12/2007 (a)	200	200
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	16,500	16,500
NiSource Finance Corp.
7.625% due 11/15/2005	10,112	10,150
Platinum Underwriters Holdings Ltd.
6.371% due 11/16/2007	6,600	6,658
Riggs Capital Trust
8.625% due 12/31/2026	5,500	5,963
Royal Bank of Scotland Group PLC
7.375% due 04/29/2049 (a)	4,000	4,056
State Street Capital Trust II
4.290% due 02/15/2008 (a)	4,000	4,003

		190,780

Industrials 4.1%

AOL Time Warner, Inc.
6.125% due 04/15/2006	6,202	6,255
Columbia Energy Group
6.800% due 11/28/2005	6,400	6,424
Cox Radio, Inc.
6.625% due 02/15/2006	450	453
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	250	252
4.430% due 05/24/2006 (a)	5,495	5,511
4.026% due 03/07/2007 (a)	10,700	10,689
4.314% due 09/10/2007 (a)	12,500	12,536
General Electric Co.
3.700% due 10/24/2005 (a)	4,595	4,594
HJ Heinz Co.
6.189% due 12/01/2005 (a)	3,300	3,309
Kroger Co.
7.625% due 09/15/2006	115	118
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,012
Safeway, Inc.
4.163% due 11/01/2005 (a)	3,200	3,200
6.150% due 03/01/2006	1,000	1,004
Southwestern Public Service Co.
5.125% due 11/01/2006	6,000	6,029
TCI Communications, Inc.
6.875% due 02/15/2006	7,555	7,614
Tyco International Group S.A.
6.375% due 02/15/2006	12,518	12,603

		84,603

Utilities 3.9%

American Electric Power Co., Inc.
6.125% due 05/15/2006	874	883
Appalachian Power Co.
6.800% due 03/01/2006	2,420	2,443
AT&T Wireless Services, Inc.
7.350% due 03/01/2006	2,500	2,529
British Telecom PLC
7.875% due 12/15/2005	5,000	5,034
Dominion Resources, Inc.
3.660% due 11/15/2006 (a)	600	594
4.300% due 09/28/2007 (a)	2,100	2,101
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,503
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,203
Pepco Holdings, Inc.
3.750% due 02/15/2006	7,867	7,847
Progress Energy, Inc.
6.750% due 03/01/2006	4,446	4,486
PSEG Power LLC
6.875% due 04/15/2006	6,300	6,376
Public Service Electric & Gas Co.
4.085% due 06/23/2006 (a)	5,000	5,001
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	2,600	2,601
Sprint Capital Corp.
7.125% due 01/30/2006	8,689	8,761
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	7,915	7,919
Virginia Electric & Power Co.
5.750% due 03/31/2006	8,876	8,932

		80,213

Total Corporate Bonds & Notes (Cost $356,659)		355,596

U.S. GOVERNMENT AGENCIES 17.3%

Fannie Mae
2.020% due 02/06/2006	10,620	10,549
3.500% due 04/25/2017	6,773	6,722
3.651% due 09/07/2006-11/28/2035 (a)(c)	50,145	50,133
3.715% due 05/22/2006 (a)	40,000	39,991
3.795% due 09/21/2006 (a)	79,900	79,875
3.950% due 03/25/2034 (a)	2,226	2,229
4.164% due 05/01/2036 (a)	3,009	3,044
4.230% due 06/25/2032 (a)	71	71
4.314% due 05/01/2036 (a)	6	6
4.388% due 05/01/2036 (a)	369	373
4.775% due 07/01/2029 (a)	108	110
4.862% due 11/01/2025 (a)	322	329
4.994% due 09/25/2023 (a)	267	274
4.994% due 10/25/2023 (a)	228	234
5.125% due 04/01/2033 (a)	142	144
5.500% due 10/13/2035	9,500	9,497
5.540% due 12/01/2040 (a)	825	850
5.569% due 06/01/2032 (a)	312	315
6.375% due 10/23/2033 (a)	13,800	13,931
6.500% due 06/01/2006-12/25/2042 (c)	762	785
6.811% due 09/01/2029 (a)	774	793
7.270% due 05/01/2010	1,035	1,120
7.464% due 06/01/2030 (a)	198	200
7.500% due 05/01/2028-09/01/2030 (c)	290	307
7.775% due 05/01/2030 (a)	29	30
8.000% due 10/01/2026	249	267
9.000% due 04/01/2020-01/01/2026 (c)	482	526
9.500% due 07/01/2021-06/01/2025 (c)	351	390
Federal Home Loan Bank
3.615% due 10/03/2005 (a)	25,000	25,000
3.714% due 06/12/2006 (a)	41,400	41,393
4.200% due 02/05/2007 (a)	16,000	14,807
Freddie Mac
3.960% due 08/25/2031 (a)	2,499	2,512
3.970% due 09/25/2031 (a)	2,948	2,951
4.000% due 09/22/2009	6,000	5,850
4.137% due 07/25/2044 (a)	18,071	18,176
4.768% due 03/01/2030 (a)	608	624
5.500% due 08/15/2030	132	132
5.626% due 11/01/2031 (a)	1,313	1,332
5.908% due 07/01/2019 (a)	22	22
6.000% due 10/01/2033	721	734
6.250% due 11/14/2013-03/15/2028 (c)	10,157	10,270
6.500% due 05/01/2006	43	44
7.250% due 06/15/2007	1	1
Government National Mortgage Association
3.500% due 09/20/2029 (a)	1,205	1,215
3.750% due 07/20/2026 (a)	69	70
4.125% due 10/20/2029 (a)	5,246	5,324
4.146% due 06/20/2032 (a)	331	333
4.172% due 02/16/2032 (a)	489	491
4.196% due 06/20/2030 (a)	81	81
4.250% due 01/20/2030 (a)	71	73
4.272% due 04/16/2032 (a)	340	343
4.375% due 01/20/2027 (a)	1,976	2,003
6.000% due 01/15/2032-03/15/2032 (c)	58	59
8.500% due 12/20/2026-11/20/2027 (c)	120	131

Total U.S. Government Agencies (Cost $358,199)		357,066

U.S. TREASURY OBLIGATIONS 5.7%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	3,576	3,699
3.625% due 01/15/2008	43,039	45,571
3.875% due 01/15/2009	3,621	3,930
U.S. Treasury Notes
2.750% due 07/31/2006	12,400	12,271
3.375% due 12/15/2008	16,400	16,004
3.875% due 09/15/2010	18,560	18,303
4.125% due 05/15/2015	16,800	16,516

Total U.S. Treasury Obligations (Cost $117,097)		116,294

MORTGAGE-BACKED SECURITIES 10.8%
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	1,944	1,949
6.500% due 09/25/2033	1,920	1,937
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	577	578
5.277% due 10/25/2032 (a)	365	364
5.633% due 02/25/2033 (a)	78	78
4.217% due 01/25/2034 (a)	2,439	2,421
4.712% due 01/25/2034 (a)	2,986	2,961
4.833% due 01/25/2034 (a)	2,001	1,988
4.110% due 02/25/2034 (a)	4,502	4,505
3.735% due 11/25/2034 (a)	8,848	8,938
4.750% due 11/25/2035 (a)	20,800	20,692
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/2035 (a)	38,948	39,027
4.170% due 06/25/2035 (a)	11,342	11,380

58  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	$25	$25
4.100% due 05/25/2034 (a)	718	716
CS First Boston Mortgage Securities Corp.
4.160% due 03/25/2032 (a)	1,642	1,631
4.220% due 05/25/2032 (a)	770	770
4.965% due 11/25/2032 (a)	211	214
6.500% due 04/25/2033	1,208	1,221
4.380% due 08/25/2033 (a)	1,967	1,977
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	1,538	1,537
4.118% due 11/15/2031 (a)	1,325	1,331
4.068% due 08/15/2032 (a)	6,720	6,724
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	9,259	9,283
GS Mortgage Securities Corp.
3.918% due 11/15/2015 (a)	1,169	1,169
GSR Mortgage Loan Trust
6.000% due 03/25/2032	216	217
4.541% due 09/25/2035 (a)	5,700	5,637
GSRPM Mortgage Loan Trust
4.230% due 11/25/2031 (a)	3,641	3,648
Impac CMB Trust
4.280% due 09/25/2033 (a)	4,332	4,343
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,562	2,541
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	370	376
Sequoia Mortgage Trust
4.176% due 10/20/2027 (a)	2,334	2,338
4.146% due 07/20/2033 (a)	8,131	8,144
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	4,404	4,409
4.139% due 03/19/2034 (a)	4,962	4,968
Structured Asset Securities Corp.
4.280% due 06/25/2017 (a)	7	7
4.310% due 03/25/2031 (a)	4	4
4.524% due 05/25/2032 (a)	748	751
4.330% due 07/25/2032 (a)	314	314
4.120% due 01/25/2033 (a)	801	804
5.450% due 03/25/2033 (a)	5,859	5,760
4.330% due 11/25/2033 (a)	37	37
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	6,612	6,611
5.385% due 02/25/2031 (a)	152	154
6.356% due 07/25/2032	397	396
5.131% due 10/25/2032 (a)	632	633
5.073% due 02/25/2033 (a)	1,596	1,618
5.375% due 02/25/2033 (a)	1,012	1,010
4.170% due 11/25/2035 (a)	8,400	8,401
4.265% due 06/25/2042 (a)	3,994	4,033
4.140% due 01/25/2045 (a)	31,975	32,017

Total Mortgage-Backed Securities (Cost $222,995)		222,587

ASSET-BACKED SECURITIES 8.2%

AAA Trust
3.930% due 11/26/2035 (a)	18,899	18,901
ACE Securities Corp.
3.948% due 10/25/2035 (a)	11,600	11,605
AFC Home Equity Loan Trust
4.140% due 12/22/2027 (a)	104	104
Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)	84	84
4.240% due 03/25/2033 (a)	140	141
4.310% due 02/25/2034 (a)	1,129	1,129
3.948% due 10/25/2035 (a)	1,000	1,001
Amortizing Residential Collateral Trust
4.180% due 10/25/2031 (a)	1,557	1,561
4.120% due 07/25/2032	56	55
Argent Securities, Inc.
4.280% due 09/25/2033 (a)	1,222	1,229
Asset-Backed Funding Certificates
3.929% due 08/25/2035 (a)	5,900	5,902
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)	672	673
4.280% due 03/25/2043 (a)	3,599	3,606
Centex Home Equity Co. LLC
4.000% due 01/25/2025 (a)	2,123	2,124
4.070% due 03/25/2030 (a)	6,188	6,198
4.130% due 09/25/2033 (a)	204	204
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	230	230
Countrywide Asset-Backed Certificates
4.200% due 05/25/2032 (a)	153	154
4.250% due 04/25/2033 (a)	67	67
4.140% due 03/25/2034 (a)	268	268
3.761% due 06/25/2035 (a)	537	537
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)	488	489
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)	497	501
Equity One ABS, Inc.
4.130% due 04/25/2034 (a)	6,251	6,265
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (a)	3,107	3,112
3.960% due 10/25/2034 (a)	80	80
First USA Credit Card Master Trust
3.929% due 11/19/2008 (a)	5,100	5,107
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 09/20/2033 (a)	4,728	4,745
Home Equity Asset Trust
4.130% due 11/25/2032 (a)	8	8
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)	2,738	2,740
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	879	881
Irwin Home Equity Loan Trust
4.200% due 02/25/2012 (a)	176	176
4.350% due 06/25/2028 (a)	665	665
4.100% due 07/25/2032 (a)	1,548	1,551
IXIS Real Estate Capital Trust
3.910% due 09/25/2035 (a)	1,379	1,379
Long Beach Mortgage Loan Trust
4.180% due 03/25/2032 (a)	95	96
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)	15,900	15,905
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.170% due 08/25/2033 (a)	1,613	1,615
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)	30	31
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	2,842	2,844
Novastar Home Equity Loan
4.160% due 09/25/2031 (a)	389	389
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)	3,000	3,001
Park Place Securities, Inc.
3.940% due 09/25/2035 (a)	6,115	6,119
Quest Trust
4.130% due 10/25/2035 (a)	9,000	9,000
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)	392	394
4.270% due 08/25/2033 (a)	1,358	1,363
4.330% due 12/25/2033 (a)	3,486	3,509
4.030% due 02/25/2035 (a)	3,707	3,715
Residential Asset Mortgage Products, Inc.
3.950% due 05/25/2025 (a)	6,700	6,704
4.170% due 08/25/2033 (a)	806	808
4.160% due 12/25/2033 (a)	3,649	3,660
3.930% due 05/25/2035 (a)	2,933	2,934
SACO I, Inc.
0.000% due 10/25/2035 (a)	1,300	1,300
Salomon Brothers Mortgage Securities VII, Inc.
4.130% due 03/25/2032 (a)	1,062	1,065
Saxon Asset Securities Trust
4.100% due 01/25/2032 (a)	159	159
4.230% due 12/25/2032 (a)	61	61
SLM Student Loan Trust
3.630% due 04/26/2010 (a)	1,075	1,076
3.690% due 01/25/2013	5,634	5,642
Soundview Home Equity Loan Trust
3.951% due 11/25/2035	12,900	12,902
Specialty Underwriting & Residential Finance
4.170% due 01/25/2034 (a)	379	380
4.160% due 06/25/2034 (a)	911	913
WMC Mortgage Loan
4.108% due 05/15/2030 (a)	620	620

Total Asset-Backed Securities (Cost $169,506)		169,677

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005	1,400	9
Strike @ 93.750 Exp. 12/19/2005	650	4

Total Purchased Put Options (Cost $20)		13

SHORT-TERM INSTRUMENTS 47.0%

	Principal Amount (000s)

Certificates of Deposit 4.8%

Unicredito Italiano SpA
3.757% due 11/18/2005	$49,000	$49,000
Wells Fargo Bank, N.A.
3.760% due 10/13/2005	50,000	50,000

		99,000

Commercial Paper 36.4%

Bank of Ireland
3.960% due 01/27/2006	7,700	7,599
3.970% due 01/27/2006	55,000	54,279
Barclays U.S. Funding Corp.
3.830% due 12/27/2005	28,000	27,732
CDC IXIS Commercial Paper, Inc.
3.680% due 11/10/2005	6,200	6,176
Dexia Delaware LLC
3.905% due 12/28/2005	55,000	54,466
Fannie Mae
3.935% due 01/03/2006	52,368	51,824
3.847% due 03/08/2006	11,495	11,291
3.860% due 03/22/2006	19,503	19,125
Freddie Mac
3.240% due 11/01/2005	149,460	149,070
HBOS Treasury Services PLC
3.515% due 10/17/2005	60,000	59,918
Nordea North America, Inc.
3.615% due 11/03/2005	50,000	49,844
Rabobank USA Financial Corp.
3.880% due 10/03/2005	25,500	25,500
San Paolo U.S. Holding Company, Inc.
3.860% due 12/23/2005	10,800	10,701
Skandinaviska Enskilda Banken AB
3.610% due 11/02/2005	55,400	55,233
3.720% due 12/08/2005	1,100	1,092
3.900% due 12/27/2005	5,900	5,843
Societe Generale N.A.
3.790% due 12/23/2005	50,000	49,544

See accompanying notes  |  09.30.05  |  Semi-Annual Report  59

Schedule of Investments (Cont.)

Short-Term Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Statens Bostadsfin Bank
3.950% due 01/30/2006	$50,000	$49,328
UBS Finance Delaware LLC
3.750% due 10/05/2005	6,500	6,499
3.730% due 12/09/2005	32,800	32,553
3.960% due 01/27/2006	900	888
3.975% due 01/30/2006	22,000	21,704

		750,209

Repurchase Agreements 5.4%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 09/30/2007 valued at $6,139. Repurchase proceeds are $6,002.)	6,000	6,000
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $5,418. Repurchase proceeds are $5,313.)	5,311	5,311
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2028-08/15/2029 valued at $102,191. Repurchase proceeds are $100,027.)	100,000	100,000

		111,311

U.S. Treasury Bills 0.4%
3.624% due 12/01/2005-03/16/2006 (c)(d)(f)	7,650	7,530

Total Short-Term Instruments (Cost $968,255)		968,050

Total Investments (e) 106.2% (Cost $2,192,731)		$2,189,283
Other Assets and Liabilities (Net) (6.2%)		(126,856)

Net Assets 100.0%		$2,062,427

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $745 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $115,492 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $1,389 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	544	$(428)
Eurodollar December Futures	Long	12/2005	774	(1,196)
U. S. Treasury 5-Year Note Futures	Long	12/2005	461	(580)

				$(2,204)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	$53,000	$(400)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	3,300	9
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	3,300	21
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	20,000	(151)

						$(521)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	$8,100	$45
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	14
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	8
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	700	6

						$73

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.
(h)	Short sales open on September 30, 2005 were as follows:

Type	Coupon %	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	5.500	05/15/2009	$2,850	$3,004	$3,043
U.S. Treasury Note	4.250	08/15/2013	64,210	65,176	64,009

				$68,180	$67,052

*	Market value includes $65 of interest payable on short sales.

60  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Schedule of Investments

Short-Term Portfolio II

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 26.8%

Banking & Finance 9.8%

Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)	$1,000	$1,012
Ford Motor Credit Co.
6.875% due 02/01/2006	8,000	8,033
6.500% due 01/25/2007	4,000	4,006
4.870% due 03/21/2007 (a)	4,600	4,540
4.308% due 09/28/2007 (a)	700	683
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)	3,200	3,184
5.050% due 01/16/2007 (a)	2,600	2,556
4.670% due 03/20/2007 (a)	2,250	2,204
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)	15,580	15,593
Household Finance Corp.
6.700% due 11/13/2005	2,920	2,928
HSBC Finance Corp.
4.000% due 09/15/2008 (a)	1,000	1,001
Korea Development Bank
7.250% due 05/15/2006	150	153
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	1,400	1,400
NiSource Finance Corp.
7.625% due 11/15/2005	7,799	7,828
PPL Capital Funding Trust I
7.290% due 05/18/2006	1,250	1,267
Riggs Capital Trust
8.625% due 12/31/2026	2,290	2,483

		58,871

Industrials 11.3%

AmeriGas Partners LP
10.000% due 04/15/2006	2,000	2,050
AOL Time Warner, Inc.
6.125% due 04/15/2006	2,062	2,079
Ball Corp.
7.750% due 08/01/2006	1,000	1,022
Caesars Entertainment, Inc.
7.875% due 12/15/2005	5,285	5,331
Constellation Brands, Inc.
8.625% due 08/01/2006	840	865
CSC Holdings, Inc.
7.875% due 12/15/2007	1,800	1,858
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	4,265	4,278
4.026% due 03/07/2007 (a)	6,460	6,453
Delhaize America, Inc.
7.375% due 04/15/2006	2,100	2,139
Donohue Forest Products
7.625% due 05/15/2007	700	728
Enterprise Products Operating LP
4.000% due 10/15/2007	1,300	1,275
Fort James Corp.
6.875% due 09/15/2007	900	931
Georgia-Pacific Corp.
7.500% due 05/15/2006	3,445	3,501
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	2,975	3,001
HCA, Inc.
7.125% due 06/01/2006	6,754	6,875
HJ Heinz Co.
6.189% due 12/01/2005 (a)	3,550	3,559
ITT Corp.
6.750% due 11/15/2005	2,250	2,264
JC Penney Corp., Inc.
6.500% due 12/15/2007	2,000	2,078
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,727	5,745
MCI, Inc.
6.688% due 05/01/2009	1,750	1,820
Mirage Resorts, Inc.
6.750% due 08/01/2007	1,500	1,534
News America Holdings
7.430% due 10/01/2026	1,500	1,696
Safeway, Inc.
6.150% due 03/01/2006	2,500	2,510
Smurfit Capital Funding PLC
6.750% due 11/20/2005	1,720	1,729
Tyco International Group S.A.
6.375% due 02/15/2006	2,000	2,014

		67,335

Utilities 5.7%

Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	100	100
Duke Energy Corp.
4.240% due 12/08/2005 (a)	4,235	4,236
Entergy Gulf States, Inc.
3.600% due 06/01/2008	4,400	4,227
GPU, Inc.
7.700% due 12/01/2005	8,500	8,544
Ohio Edison Co.
4.000% due 05/01/2008	40	39
Pepco Holdings, Inc.
3.750% due 02/15/2006	3,300	3,291
Progress Energy, Inc.
6.750% due 03/01/2006	2,010	2,028
PSEG Energy Holdings LLC
7.750% due 04/16/2007	1,000	1,028
PSEG Power LLC
6.875% due 04/15/2006	1,630	1,650
Sprint Capital Corp.
4.780% due 08/17/2006 (a)	1,950	1,953
TXU Energy Co., LLC
4.920% due 01/17/2006 (a)	3,220	3,222
Virginia Electric & Power Co.
5.750% due 03/31/2006	3,000	3,019
Williams Cos., Inc.
6.375% due 10/01/2010	800	798

		34,135

Total Corporate Bonds & Notes (Cost $160,505)		160,341

MUNICIPAL BONDS & NOTES 0.1%

New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.220% due 06/15/2035 (a)	500	539

Total Municipal Bonds & Notes (Cost $529)		539

U.S. GOVERNMENT AGENCIES 16.7%

Fannie Mae
3.494% due 10/21/2005 (a)	13,500	13,500
3.500% due 04/25/2017	4,304	4,271
3.625% due 07/01/2017 (a)	26	26
3.639% due 01/01/2018 (a)	81	81
3.651% due 09/07/2006 (a)	13,600	13,597
3.748% due 11/01/2018 (a)	21	21
3.819% due 01/01/2033 (a)	409	418
3.920% due 11/01/2017 (a)	15	15
3.926% due 01/01/2018-11/01/2018 (a)(c)	52	52
3.950% due 03/25/2034 (a)	11,329	11,345
4.044% due 09/17/2027 (a)	25	25
4.094% due 07/18/2027 (a)	16	16
4.156% due 02/25/2022-12/25/2022 (a)(c)	6	6
4.256% due 08/25/2022 (a)	3	3
4.265% due 10/01/2040 (a)	58	59
4.306% due 12/25/2022 (a)	3	3
4.356% due 09/25/2022 (a)	2	3
4.500% due 02/25/2008	2,216	2,215
4.506% due 02/25/2023 (a)	2	2
4.656% due 08/25/2022 (a)	2	2
4.901% due 02/01/2024 (a)	11	11
4.919% due 06/01/2024 (a)	8	9
4.962% due 09/01/2031 (a)	2,509	2,574
4.994% due 09/25/2023 (a)	267	274
5.097% due 09/01/2031 (a)	113	116
5.500% due 07/01/2017-10/13/2035 (c)	8,571	8,608
5.980% due 12/01/2017 (a)	7	7
6.000% due 07/25/2024	46	46
6.375% due 10/23/2033 (a)	6,800	6,865
Federal Home Loan Bank
3.615% due 10/03/2005 (a)	25,000	25,000
Freddie Mac
3.638% due 07/15/2016 (a)	758	758
3.870% due 06/01/2017 (a)	19	19
3.875% due 11/01/2016 (a)	111	113
3.926% due 09/01/2017 (a)	22	22
4.125% due 06/01/2018-11/01/2018 (a)(c)	194	197
4.137% due 07/25/2044 (a)	8,719	8,769
4.212% due 01/15/2022 (a)	0	1
4.462% due 03/15/2020 (a)	2	2
4.561% due 12/01/2025 (a)	44	45
4.563% due 03/15/2023 (a)	3	3
4.958% due 11/01/2028 (a)	69	70
5.000% due 05/15/2021	527	528
5.353% due 02/01/2036 (a)	28	28
5.500% due 08/15/2030	459	459
Government National Mortgage Association
3.750% due 07/20/2027 (a)	44	44
4.375% due 04/20/2030 (a)	63	63

Total U.S. Government Agencies (Cost $100,458)		100,291

U.S. TREASURY OBLIGATIONS 1.1%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	375	397
3.875% due 01/15/2009	24	26
U.S. Treasury Notes
3.875% due 09/15/2010	2,960	2,919
4.125% due 05/15/2015	3,600	3,539

Total U.S. Treasury Obligations (Cost $6,936)		6,881

MORTGAGE-BACKED SECURITIES 9.4%

Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	13	12
4.217% due 01/25/2034 (a)	1,021	1,013
4.712% due 01/25/2034 (a)	1,114	1,105
4.833% due 01/25/2034 (a)	613	609
4.110% due 02/25/2034 (a)	989	989
3.735% due 11/25/2034 (a)	8,921	9,012
Commercial Mortgage Pass-Through Certificates
3.968% due 07/15/2015 (a)	2,558	2,559
Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)	5,199	5,216
Countrywide Home Loans, Inc.
4.100% due 05/25/2034 (a)	1,889	1,885
CS First Boston Mortgage Securities Corp.
3.888% due 02/15/2014 (a)	643	644
4.160% due 03/25/2032 (a)	92	92
First Republic Mortgage Loan Trust
4.068% due 08/15/2032 (a)	3,537	3,539
GS Mortgage Securities Corp.
3.918% due 11/15/2015 (a)	1,099	1,099
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)	1,900	1,879
GSRPM Mortgage Loan Trust
4.530% due 01/25/2032 (a)	1,483	1,497

See accompanying notes  |  09.30.05  |  Semi-Annual Report  61

Schedule of Investments (Cont.)

Short-Term Portfolio II

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Harborview Mortgage Loan Trust
4.159% due 02/19/2034 (a)	$4,792	$4,799
Mellon Residential Funding Corp.
4.208% due 12/15/2030 (a)	4,974	4,981
SACO I, Inc.
3.980% due 02/25/2028 (a)	4,266	4,270
Sequoia Mortgage Trust
4.176% due 10/20/2027 (a)	2,619	2,625
Structured Adjustable Rate Mortgage Loan Trust
3.950% due 03/25/2035 (a)	1,918	1,918
Structured Asset Securities Corp.
4.330% due 07/25/2032 (a)	2	2
4.120% due 01/25/2033 (a)	52	52
4.330% due 11/25/2033 (a)	74	74
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	5,668	5,667
4.265% due 06/25/2042 (a)	871	879

Total Mortgage-Backed Securities (Cost $56,374)		56,417

ASSET-BACKED SECURITIES 6.8%

Ameriquest Mortgage Securities, Inc.
4.240% due 02/25/2033 (a)	170	170
4.240% due 03/25/2033 (a)	16	16
4.310% due 02/25/2034 (a)	120	120
Amortizing Residential Collateral Trust
4.120% due 07/25/2032 (a)	43	42
Argent Securities, Inc.
4.280% due 09/25/2033 (a)	130	130
Bear Stearns Asset-Backed Securities, Inc.
4.000% due 12/25/2042 (a)	1,676	1,677
Centex Home Equity Co. LLC
4.130% due 09/25/2033 (a)	119	119
Chase Funding Mortgage Loan Asset-Backed Certificates
4.150% due 08/25/2032 (a)	216	216
ContiMortgage Home Equity Loan Trust
4.448% due 03/15/2027 (a)	5	5
Countrywide Asset-Backed Certificates
3.980% due 10/25/2023 (a)	1,167	1,168
3.980% due 01/25/2024 (a)	1,188	1,189
4.200% due 05/25/2032 (a)	48	49
3.761% due 06/25/2035 (a)	268	268
Credit-Based Asset Servicing & Securitization LLC
4.080% due 09/25/2033 (a)	443	444
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	2,696	2,697
Equity One ABS, Inc.
4.110% due 11/25/2032 (a)	998	1,001
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (a)	944	946
Fremont Home Loan Trust
3.990% due 03/25/2035 (a)	2,819	2,821
GSAMP Trust
3.831% due 10/25/2033 (a)	1,722	1,724
3.931% due 03/25/2034 (a)	4,274	4,276
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)	1,578	1,580
Home Equity Asset Trust
4.290% due 02/25/2033 (a)	1	1
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)	5	5
Long Beach Mortgage Loan Trust
4.010% due 10/25/2034 (a)	97	97
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.170% due 08/25/2033 (a)	11	11
3.980% due 11/25/2034 (a)	754	755
Morgan Stanley Home Equity Loans
3.950% due 12/25/2034 (a)	3,230	3,232
Novastar Home Equity Loan
4.105% due 04/25/2028 (a)	7	7
4.160% due 09/25/2031 (a)	310	310
Option One Mortgage Loan Trust
4.350% due 08/25/2031 (a)	1,920	1,921
3.960% due 02/25/2035 (a)	144	144
Quest Trust
4.390% due 06/25/2034 (a)	4,270	4,280
Renaissance Home Equity Loan Trust
4.270% due 08/25/2033 (a)	1,313	1,317
3.380% due 11/25/2034 (a)	1,734	1,741
Residential Asset Mortgage Products, Inc.
3.990% due 09/25/2013 (a)	2,545	2,547
4.160% due 12/25/2033 (a)	1,193	1,197
Saxon Asset Securities Trust
4.100% due 01/25/2032 (a)	76	76
Soundview Home Equity Loan Trust
3.791% due 10/25/2012 (a)	211	211
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	284	285
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)	1,640	1,641

Total Asset-Backed Securities (Cost $40,377)		40,436

SOVEREIGN ISSUES 6.0%

Republic of Brazil
10.000% due 01/16/2007	20	21
11.250% due 07/26/2007	225	250
4.313% due 04/15/2009 (a)	11,276	11,220
5.154% due 04/15/2009 (a)	1,046	1,043
9.760% due 06/29/2009 (a)	8,390	9,848
4.313% due 04/15/2012 (a)	9,258	9,131
Russian Federation
10.000% due 06/26/2007	3,910	4,265

Total Sovereign Issues (Cost $34,558)		35,778

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 6.0%

Bank of England
0.000% due 12/15/2005 EC	30,000	35,907

Total Foreign Currency-Denominated Issues (Cost $35,955)		35,907

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005	130	1

Total Purchased Put Options (Cost $1)		1

SHORT-TERM INSTRUMENTS 28.2%
	Principal Amount (000s)

Commercial Paper 27.5%
Anz National International Ltd.
3.750% due 12/12/2005	$18,100	17,957
ASB Bank Ltd.
3.710% due 11/10/2005	6,900	6,873
Bank of Ireland
3.760% due 12/13/2005	18,300	18,154
Carolina Power & Light Co.
3.670% due 10/11/2005	1,500	1,499
Cox Communications, Inc.
3.871% due 01/17/2006	1,594	1,594
Danske Corp.
3.625% due 11/07/2005	3,478	3,466
3.700% due 11/16/2005	10,100	10,054
DnB NORBank ASA
3.800% due 01/13/2006	18,300	18,089
Public Service Electric & Gas Co.
3.690% due 11/30/2005	1,000	994
Rabobank USA Financial Corp.
3.860% due 12/23/2005	9,000	8,918
Skandinaviska Enskilda Banken AB (SEB)
3.710% due 11/17/2005	22,100	21,997
Societe Generale N.A.
3.755% due 12/12/2005	9,000	8,929
3.960% due 01/27/2006	3,200	3,158
TotalFinaElf Capital S.A.
3.760% due 12/01/2005	1,000	994
UBS Finance Delaware LLC
3.670% due 11/30/2005	25,100	24,952
Westpac Trust Securities NZ Ltd. London
3.860% due 12/20/2005	17,000	16,851

		164,479

Repurchase Agreement 0.6%

State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $3,693. Repurchase proceeds are $3,618.)	3,617	3,617

U.S. Treasury Bill 0.1%

3.409% due 12/15/2005 (d)(f)	960	952

Total Short-Term Instruments (Cost $169,102)		169,048

Total Investments (e) 101.1% (Cost $604,795)		$605,639

Written Options (h) (0.0%) (Premiums $0)		(179)

Other Assets and Liabilities (Net) (1.1%)		(6,640)

Net Assets 100.0%		$598,820

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $496 have been pledged as collateral for swap contracts on September 30, 2005.
(e)	As of September 30, 2005, portfolio securities with an aggregate market value of $8,836 were valued with reference to securities whose prices are more readily obtainable.

62  Semi-Annual Report  |  09.30.05  |  See accompanying notes

(f)	Securities with an aggregate market value of $456 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	62	$(10)
Eurodollar September Futures	Long	09/2006	434	(296)

				$(306)

(g)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	$500	$1
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	500	3
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	1,500	(53)

						$(49)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$5,100	$(7)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,600	0
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	400	3
Lehman Brothers, Inc.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	900	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	15
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	15

						$33

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	Principal Amount	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	$100.000	10/01/2006	$1,500	$0	$179

(i)	Restricted security as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$1,018	$1,012	0.17%

(j)	Short sales open on September 30, 2005 were as follows:

Type	Coupon %	Maturity Date	Principal Amount	Proceeds	Value*
U.S. Treasury Note	4.250	08/15/2013	$8,720	$8,851	$8,747

*	Market value includes $53 of interest payable on short sales.

(k)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
Sell	EC	32,332	10/2005	$1,272	$0	$1,272
Buy		32,500	11/2005	0	(5)	(5)
Sell		29,870	11/2005	0	(7)	(7)
Buy	JY	899,149	10/2005	0	(243)	(243)

				$1,272	$(255)	$1,017

See accompanying notes  |  09.30.05  |  Semi-Annual Report  63

Schedule of Investments

U.S. Government Sector Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.6%
Banking & Finance 3.6%

Allstate Life Global Funding Trusts
3.710% due 01/25/2008 (a)	$11,600	$11,613
Bear Stearns Cos., Inc.
4.136% due 06/19/2006 (a)	6,100	6,113
CIT Group, Inc.
4.106% due 06/19/2006 (a)	4,900	4,907
4.324% due 09/22/2006 (a)	7,000	7,026
Countrywide Home Loans, Inc.
4.350% due 06/02/2006 (a)	3,765	3,774
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	24,950	24,951
4.677% due 05/18/2006 (a)	25,000	24,872
Goldman Sachs Group, Inc.
3.832% due 10/27/2006 (a)	7,700	7,714
3.690% due 01/09/2007 (a)	60,000	60,105
4.300% due 06/28/2010 (a)	11,600	11,642
3.950% due 10/07/2011 (a)	2,000	2,012
Japan Finance Corporation for Municipal Enterprises
6.850% due 04/15/2006	51,620	52,315
Postal Square LP
6.500% due 06/15/2022	4,172	4,530
Pricoa Global Funding I
3.241% due 01/25/2008 (a)	10,000	10,010
SLM Corp.
3.870% due 07/25/2007 (a)	1,000	1,004
U.S. Trade Funding Corp.
4.260% due 11/15/2014	12,410	12,228
Washington Mutual, Inc.
3.980% due 11/03/2005 (a)	7,700	7,700

		252,516

Industrials 0.8%

Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,061
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	11,060	11,093
4.314% due 09/10/2007 (a)	15,000	15,044

		53,198

Utilities 0.2%

PSEG Power LLC
6.875% due 04/15/2006	6,700	6,781
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	3,000	3,001
Southern California Edison Co.
3.870% due 01/13/2006 (a)	5,600	5,604

		15,386

Total Corporate Bonds & Notes (Cost $322,183)		321,100

MUNICIPAL BONDS & NOTES 0.2%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	14,839

Total Municipal Bonds & Notes (Cost $13,792)		14,839

U.S. GOVERNMENT AGENCIES 43.4%

Fannie Mae
2.125% due 02/10/2006	30,705	30,509
2.150% due 04/13/2006	104,500	103,334
2.375% due 12/15/2005	400,000	398,676
2.875% due 10/15/2005	89,000	88,967
3.505% due 10/21/2005 (a)	432,200	432,119
3.651% due 11/28/2035 (a)	9,663	9,659
3.730% due 01/01/2018 (a)	137	138
3.738% due 12/01/2032 (a)	93	95
3.910% due 07/25/2035 (a)	10,000	10,006
3.920% due 09/25/2035 (a)	14,600	14,614
3.926% due 11/01/2020 (a)	53	53
3.937% due 02/01/2041 (a)	6	6
3.940% due 07/25/2032 (a)	1,272	1,266
3.943% due 05/25/2034 (a)	1,752	1,747
3.950% due 06/25/2033-03/25/2034 (a)(d)	13,521	13,535
3.966% due 03/01/2018 (a)	51	51
3.990% due 03/25/2032 (a)	1,794	1,796
4.000% due 11/25/2032 (a)	109	109
4.090% due 06/25/2032 (a)	13	13
4.125% due 09/01/2017-09/01/2022 (a)(d)	90	91
4.137% due 11/01/2030 (a)	5	6
4.144% due 10/01/2032 (a)	162	166
4.193% due 05/28/2035 (a)	1,376	1,379
4.294% due 08/25/2021-03/25/2022 (a)(d)	283	285
4.318% due 12/01/2029 (a)	132	134
4.382% due 02/01/2026 (a)	40	40
4.400% due 12/01/2029 (a)	33	34
4.414% due 09/01/2033 (a)	26	26
4.444% due 08/25/2022 (a)	96	97
4.464% due 12/01/2029 (a)	31	32
4.533% due 12/01/2029 (a)	270	275
4.544% due 04/25/2022 (a)	120	122
4.597% due 10/01/2025 (a)	65	68
4.650% due 08/01/2014 (a)	69	69
4.690% due 12/01/2022 (a)	100	102
4.730% due 04/25/2032 (a)	2,040	2,064
4.785% due 06/01/2028 (a)	75	78
4.829% due 07/01/2028 (a)	57	58
4.888% due 09/01/2028 (a)	402	414
4.902% due 06/01/2021-05/01/2025 (a)(d)	4,881	5,023
5.000% due 04/15/2015	90,000	92,749
5.042% due 09/01/2031 (a)	470	483
5.125% due 04/01/2033 (a)	284	288
5.148% due 07/01/2018 (a)	1,249	1,284
5.244% due 06/01/2032 (a)	49	50
5.250% due 01/28/2013	2,235	2,235
5.364% due 10/01/2032 (a)	284	275
5.402% due 05/01/2032 (a)	103	105
5.472% due 03/01/2026 (a)	161	166
5.500% due 10/01/2032-10/13/2035 (d)	190,360	190,416
5.625% due 05/01/2022 (a)	17	17
5.642% due 09/01/2032 (a)	12	13
5.650% due 11/01/2014 (a)	39	40
5.699% due 12/01/2031 (a)	83	85
5.764% due 09/01/2026 (a)	1,438	1,475
5.847% due 08/01/2028 (a)	14	15
6.000% due 12/01/2022-09/01/2033 (d)	634	646
6.210% due 08/06/2038 (a)	14,200	17,048
6.375% due 10/23/2033	10,000	10,095
6.443% due 06/01/2025 (a)	23	24
6.782% due 01/01/2029 (a)	181	184
Federal Farm Credit Bank
3.060% due 01/30/2007	16,235	15,966
3.616% due 04/04/2006 (a)	15,000	15,007
3.651% due 06/05/2006 (a)	50,000	50,012
3.726% due 06/20/2006 (a)	23,600	23,613
3.757% due 07/28/2006 (a)	25,000	25,013
5.100% due 10/15/2012	2,000	1,995
Federal Home Loan Bank
2.500% due 02/24/2006	160,000	159,102
2.850% due 08/06/2007	6,000	5,840
2.875% due 05/22/2006	172,700	171,211
3.450% due 01/23/2008	17,205	16,849
3.875% due 10/23/2006	148,000	147,288
4.000% due 07/14/2008-03/18/2011 (d)	50,110	49,231
4.020% due 08/01/2006	73,425	73,253
4.070% due 07/16/2014	1,000	951
4.125% due 11/17/2008	44,600	44,081
4.200% due 02/05/2007 (a)	14,000	12,956
4.280% due 05/18/2009	46,660	46,172
5.120% due 01/10/2013	5,000	4,980
5.125% due 08/15/2019	98,000	100,493
5.500% due 04/17/2006	20,000	20,132
Freddie Mac
1.625% due 01/09/2006	1,000	994
2.000% due 02/28/2006	86,500	85,823
3.500% due 02/15/2010-10/15/2011 (d)	40,385	40,294
3.504% due 08/01/2019 (a)	79	79
3.510% due 10/07/2005 (a)	100,000	99,997
3.517% due 02/01/2018 (a)	90	90
3.750% due 11/15/2006	155,415	154,390
3.950% due 07/25/2031 (a)	2,002	2,003
4.065% due 10/25/2044	23,400	23,480
4.137% due 07/25/2044 (a)	15,852	15,944
4.168% due 05/15/2029 (a)	1,576	1,580
4.268% due 06/15/2030-12/15/2032 (a)(d)	2,113	2,134
4.295% due 10/01/2031 (a)	58	59
4.318% due 06/15/2031 (a)	637	644
4.453% due 12/01/2027 (a)	171	175
4.500% due 01/15/2015-09/15/2035 (a)(d)	9,192	8,099
4.512% due 02/15/2027 (a)	51	51
4.575% due 08/01/2020 (a)	77	77
4.668% due 04/01/2032 (a)	130	130
4.704% due 09/01/2031 (a)	3	4
4.728% due 03/01/2025 (a)	5	5
4.789% due 01/01/2032 (a)	219	225
4.868% due 04/01/2027 (a)	83	85
4.871% due 02/01/2032 (a)	244	249
4.885% due 07/01/2020 (a)	350	356
4.972% due 02/01/2024 (a)	117	119
5.000% due 01/15/2034	11,812	11,371
5.061% due 12/01/2031 (a)	65	67
5.186% due 02/01/2032 (a)	75	76
5.269% due 07/01/2029 (a)	140	143
5.420% due 05/01/2032 (a)	81	83
5.433% due 02/01/2025 (a)	35	35
5.464% due 12/01/2031 (a)	703	717
5.495% due 08/01/2031 (a)	35	36
5.500% due 11/15/2015-06/15/2034 (d)	10,841	10,794
5.665% due 11/01/2018 (a)	4	4
5.700% due 02/15/2031	128	129
6.500% due 10/25/2043	3,667	3,755
7.000% due 12/01/2031	176	184
Government National Mortgage Association
3.750% due 07/20/2025-08/20/2026 (a)(d)	2,078	2,110
4.125% due 10/20/2023-10/20/2024 (a)(d)	285	289
4.250% due 02/20/2030 (a)	5,160	5,247
4.375% due 04/20/2023-05/20/2030 (a)(d)	3,942	3,976
5.000% due 05/20/2034	22,716	20,086
6.500% due 04/15/2029-06/15/2029 (d)	251	262
8.500% due 03/20/2025	159	163
Housing Urban Development
3.090% due 08/01/2006	4,000	3,961
4.930% due 08/01/2014	4,000	4,075
Overseas Private Investment Corp.
2.360% due 08/15/2007	6,250	6,177
2.890% due 12/15/2007	6,420	5,992

64  Semi-Annual Report  |  09.30.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Small Business Administration
3.875% due 05/25/2021-01/25/2022 (a)(d)	$1,820	$1,819
4.000% due 03/25/2025-07/25/2025 (a)(d)	1,937	1,939
4.100% due 01/25/2019-11/25/2024 (a)(d)	2,624	2,632
4.250% due 05/25/2025 (a)	1,353	1,355
4.500% due 03/01/2023	1,393	1,373
4.760% due 09/01/2035	37,000	36,374
4.770% due 04/01/2024	11,451	11,439
4.875% due 09/10/2013	2,498	2,520
4.930% due 01/01/2024	9,082	9,145
5.136% due 08/10/2013	25,512	25,980
5.240% due 08/01/2023	5,753	5,874
7.060% due 11/01/2019	2,591	2,773
7.220% due 11/01/2020	2,499	2,708
7.449% due 08/01/2010	592	638
8.017% due 02/10/2010	2,327	2,515

Total U.S. Government Agencies (Cost $3,052,919)		3,044,996

U.S. TREASURY OBLIGATIONS 11.8%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	20,418	21,851
U.S. Treasury Bond
13.875% due 05/15/2011	31,500	33,370
U.S. Treasury Notes
2.625% due 05/15/2008	15,000	14,429
4.125% due 08/15/2010	120,000	119,499
3.875% due 09/15/2010	114,950	113,360
4.250% due 08/15/2015	529,600	526,456

Total U.S. Treasury Obligations (Cost $834,935)		828,965

MORTGAGE-BACKED SECURITIES 5.1%

Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	1,580	1,584
6.500% due 09/25/2033	2,386	2,407
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	333	333
5.349% due 02/25/2033 (a)	886	888
5.366% due 03/25/2033 (a)	192	191
5.071% due 04/25/2033 (a)	1,627	1,598
5.382% due 04/25/2033 (a)	1,884	1,886
4.130% due 10/25/2033 (a)	3,783	3,788
4.217% due 01/25/2034 (a)	2,912	2,890
4.712% due 01/25/2034 (a)	2,273	2,253
4.110% due 02/25/2034 (a)	4,299	4,302
3.735% due 11/25/2034 (a)	18,857	19,049
4.750% due 11/25/2035 (a)	35,700	35,515
CBA Commercial Small Balance Commercial Mortgage
4.110% due 12/25/2036 (a)	9,117	9,078
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	157	157
Commercial Mortgage Pass-Through Certificates
3.948% due 03/15/2020 (a)	7,700	7,703
Countrywide Alternative Loan Trust
4.020% due 07/25/2034 (a)	497	497
4.040% due 05/25/2035 (a)	7,264	7,169
Countrywide Home Loan Mortgage Pass-Through Trust
4.110% due 08/25/2034 (a)	3,421	3,423
4.160% due 02/25/2035 (a)	8,851	8,860
4.170% due 02/25/2035 (a)	4,680	4,681
4.120% due 04/25/2035 (a)	4,148	4,148
4.480% due 04/25/2035 (a)	4,041	4,100
4.170% due 06/25/2035 (a)	662	664
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	1,227	1,226
4.100% due 05/25/2034 (a)	983	981
CS First Boston Mortgage Securities Corp.
3.888% due 02/15/2014 (a)	1,997	1,998
6.300% due 11/11/2030	550	573
4.160% due 03/25/2032 (a)	2,102	2,088
5.730% due 05/25/2032 (a)	215	216
5.447% due 06/25/2032 (a)	404	407
4.380% due 04/25/2033 (a)	663	665
4.380% due 08/25/2033 (a)	7,125	7,165
Federal Agricultural Mortgage Corp.
7.274% due 07/25/2011 (a)	2,694	2,723
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	2,050	2,050
4.018% due 11/15/2030 (a)	2,574	2,558
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	447
Greenpoint Mortgage Funding Trust
4.050% due 05/25/2045 (a)	6,971	6,959
GS Mortgage Securities Corp.
3.918% due 11/15/2015 (a)	2,834	2,835
GSRPM Mortgage Loan Trust
4.530% due 01/25/2032 (a)	1,187	1,197
Harborview Mortgage Loan Trust
4.159% due 02/19/2034 (a)	9,680	9,695
4.009% due 05/19/2035 (a)	9,161	9,152
Homestar Mortgage Acceptance Corp.
4.020% due 01/25/2022 (a)	2,001	2,002
Impac CMB Trust
4.230% due 07/25/2033 (a)	526	527
Indymac Index Mortgage Loan Trust
3.644% due 09/25/2034 (a)	10,866	10,851
Indymac Loan Trust
4.210% due 11/25/2008 (a)	1,666	1,667
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,576	1,563
Mellon Residential Funding Corp.
4.208% due 12/15/2030 (a)	3,498	3,503
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	1,062	1,041
Morgan Stanley Capital I, Inc.
4.490% due 01/13/2041	350	341
Nomura Asset Securities Corp.
7.819% due 04/13/2036 (a)	1,200	1,218
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)	2,872	2,874
Prime Mortgage Trust
5.000% due 02/25/2019	10,788	10,691
Residential Accredit Loans, Inc.
4.230% due 01/25/2033 (a)	4,837	4,846
4.230% due 03/25/2033 (a)	11,536	11,545
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	3,154	3,266
Residential Asset Securitization Trust
5.500% due 07/25/2033	459	458
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	685	697
SACO I, Inc.
4.100% due 12/25/2035 (a)	11,681	11,720
Sequoia Mortgage Trust
4.139% due 10/19/2026 (a)	9,293	9,308
4.136% due 06/20/2032 (a)	1,708	1,710
4.146% due 07/20/2033 (a)	11,399	11,417
4.266% due 07/20/2033 (a)	4,986	4,993
Structured Asset Mortgage Investments, Inc.
5.750% due 03/25/2032 (a)	53	54
4.139% due 03/19/2034 (a)	6,791	6,798
4.079% due 07/19/2034 (a)	5,942	5,945
Structured Asset Securities Corp.
4.330% due 07/25/2032 (a)	785	786
3.950% due 03/25/2035 (a)	1,333	1,334
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	180	180
4.100% due 12/25/2027 (a)	17,170	17,166
5.073% due 02/25/2033 (a)	66	67
5.375% due 02/25/2033 (a)	632	631
5.030% due 05/25/2033 (a)	905	904
4.007% due 02/27/2034 (a)	2,477	2,451
4.170% due 11/25/2035	12,900	12,902
4.265% due 06/25/2042 (a)	8,179	8,259
Washington Mutual, Inc.
4.060% due 04/25/2045 (a)	21,182	21,123
Wells Fargo Mortgage-Backed Securities Trust
4.496% due 11/25/2033 (a)	901	873

Total Mortgage-Backed Securities (Cost $356,742)		355,810

ASSET-BACKED SECURITIES 4.8%

AAA Trust
3.930% due 11/26/2035 (a)	26,234	26,238
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	2,873	2,874
Ameriquest Mortgage Securities, Inc.
4.240% due 03/25/2033 (a)	1,026	1,027
3.930% due 04/25/2035 (a)	1,035	1,036
3.948% due 10/25/2035 (a)	2,000	2,001
Asset-Backed Securities Corp. Home Equity Loan Trust
4.028% due 06/15/2031 (a)	486	489
4.038% due 11/15/2031 (a)	147	147
3.930% due 07/25/2035 (a)	5,174	5,178
Bayview Financial Acquisition Trust
4.287% due 05/28/2034 (a)	1,610	1,614
Bear Stearns Asset-Backed Securities, Inc.
4.330% due 06/25/2031 (a)	9,513	9,519
4.080% due 06/25/2035 (a)	3,832	3,837
4.100% due 09/25/2035 (a)	6,151	6,154
4.330% due 11/25/2042 (a)	9,029	9,075
Carrington Mortgage Loan Trust
3.920% due 05/25/2035 (a)	2,892	2,894
Caterpillar Financial Asset Trust
2.270% due 03/25/2009	235	232
Centex Home Equity Co., LLC
4.000% due 01/25/2025 (a)	1,623	1,624
3.960% due 11/25/2028 (a)	1,684	1,685
4.110% due 01/25/2034 (a)	1,474	1,476
Chase Credit Card Master Trust
3.828% due 03/17/2008 (a)	1,100	1,101
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)	660	661
Chase Funding Mortgage Loan Asset-Backed Certificates
4.080% due 10/25/2031 (a)	4,683	4,687
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	1,930	1,934
Citigroup Mortgage Loan Trust, Inc.
3.920% due 05/25/2035 (a)	2,228	2,229
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,595
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)	71	71
3.970% due 05/25/2023 (a)	1,490	1,491
3.980% due 10/25/2023 (a)	1,136	1,137
4.070% due 12/25/2031 (a)	733	734
4.140% due 03/25/2034 (a)	893	893
3.970% due 06/25/2035 (a)	778	778
Credit-Based Asset Servicing & Securitization LLC
4.080% due 09/25/2033 (a)	3,172	3,174
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)	324	327
Equifirst Mortgage Loan Trust
3.940% due 07/25/2034 (a)	565	565
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.940% due 03/25/2025 (a)	5,997	6,001
4.290% due 09/25/2030 (a)	1,393	1,394
2.820% due 03/25/2034 (a)	5,128	5,136

See accompanying notes  |  09.30.05  |  Semi-Annual Report  65

Schedule of Investments (Cont.)

U.S. Government Sector Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
First USA Credit Card Master Trust
3.929% due 11/19/2008 (a)	$4,000	$4,005
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	3,788	3,791
3.990% due 03/25/2035 (a)	3,021	3,023
3.920% due 04/25/2035 (a)	1,524	1,526
3.930% due 06/25/2035 (a)	3,483	3,487
GMAC Mortgage Corp. Loan Trust
3.930% due 10/25/2033 (a)	202	202
GSAMP Trust
4.180% due 06/25/2034 (a)	4,001	4,003
GSRPM Mortgage Loan Trust
4.210% due 09/25/2042 (a)	7,742	7,777
HFC Home Equity Loan Asset-Backed Certificates
4.246% due 07/20/2032 (a)	4,938	4,945
4.146% due 10/20/2032 (a)	648	648
4.146% due 09/20/2033 (a)	3,626	3,640
Home Equity Asset Trust
4.290% due 02/25/2033 (a)	1	1
4.290% due 05/25/2033 (a)	246	247
3.980% due 08/25/2034 (a)	5,289	5,293
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)	9,958	9,965
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	1,830	1,834
Indymac Index Mortgage Loan Trust
4.150% due 01/25/2035 (a)	31,521	31,503
Irwin Home Equity Loan Trust
4.350% due 06/25/2028 (a)	1,175	1,176
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)	434	435
4.150% due 07/25/2033 (a)	1,513	1,515
3.940% due 06/25/2035 (a)	18,303	18,317
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	99
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)	6,000	6,002
3.997% due 06/25/2036 (a)	6,000	6,002
Mid-State Trust
7.340% due 07/01/2035	406	428
Morgan Stanley Auto Loan Trust
1.460% due 07/15/2007	420	419
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)	47	47
Morgan Stanley Home Equity Loans
3.950% due 12/25/2034 (a)	1,454	1,454
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)	385	385
4.160% due 09/25/2031 (a)	648	648
NPF XII, Inc.
2.463% due 11/01/2024 (b)	10,000	787
Option One Mortgage Loan Trust
3.960% due 02/25/2035 (a)	747	747
RAFC Asset-Backed Trust
4.220% due 11/25/2029 (a)	657	658
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)	76	77
4.330% due 12/25/2033 (a)	4,093	4,120
4.010% due 02/25/2035 (a)	2,990	2,992
3.990% due 11/25/2035 (a)	4,200	4,205
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2026 (a)	4,798	4,801
4.160% due 12/25/2033 (a)	9,474	9,503
4.080% due 02/25/2034 (a)	4,925	4,934
3.930% due 03/25/2035 (a)	17,824	17,838
Residential Asset Securities Corp.
3.960% due 11/25/2024 (a)	732	732
4.100% due 04/25/2032 (a)	3,204	3,208
4.130% due 01/25/2034 (a)	430	431
3.930% due 08/25/2035 (a)	5,240	5,243
Residential Funding Mortgage Securities II, Inc.
3.960% due 07/25/2018 (a)	120	120
Salomon Brothers Mortgage Securities VII, Inc.
4.730% due 01/25/2032 (a)	147	147
4.130% due 03/25/2032 (a)	804	807
Saxon Asset Securities Trust
4.100% due 01/25/2032 (a)	242	242
4.090% due 08/25/2032 (a)	44	44
4.230% due 12/25/2032 (a)	182	182
Sears Credit Account Master Trust
7.000% due 09/16/2009	500	501
Security National Mortgage Loan Trust
3.010% due 02/25/2015 (a)	3,861	3,842
SLM Student Loan Trust
3.630% due 07/27/2009 (a)	334	334
Soundview Home Equity Loan Trust
3.950% due 04/25/2035 (a)	1,350	1,351
Specialty Underwriting & Residential Finance
4.160% due 06/25/2034 (a)	354	355
Structured Asset Investment Loan Trust
3.980% due 09/25/2034 (a)	799	799
Structured Asset Securities Corp.
4.330% due 05/25/2032 (a)	2,356	2,364
4.230% due 05/25/2034 (a)	4,170	4,186
3.920% due 02/25/2035 (a)	23,407	23,423
Truman Capital Mortgage Loan Trust
4.170% due 01/25/2034 (a)	976	977
Wachovia Mortgage Loan Trust LLC
3.950% due 10/25/2035 (a)	4,700	4,704

Total Asset-Backed Securities (Cost $346,380)		338,479

SOVEREIGN ISSUES 1.0%

AID-Israel
0.000% due 11/01/2024	178,000	69,511

Total Sovereign Issues (Cost $64,519)		69,511

PURCHASED CALL OPTIONS 0.0%
	Notional Amount (000s)

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	256,000	0

	# of Contracts

Eurodollar December Futures (CME)
Strike @ 96.750 Exp. 12/19/2005	5,000	31

Total Purchased Call Options (Cost $1,161)		31

PURCHASED PUT OPTIONS 0.0%
	Notional Amount (000s)

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	256,000	2,153

Total Purchased Put Options (Cost $957)		2,153

PREFERRED STOCK 0.0%
	Shares

Fannie Mae
7.000% due 12/31/2049 (a)	51,500	2,836

Total Preferred Stock (Cost $2,575)		2,836

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 40.9%

Certificates of Deposit 2.1%
Citibank New York N.A.
3.720% due 11/10/2005	$150,000	$150,000

Commercial Paper 24.6%

Bank of America Corp.
3.730% due 12/07/2005	190,000	188,611
Bank of Ireland
3.725% due 12/12/2005	178,600	177,193
Barclays U.S. Funding Corp.
3.890% due 12/12/2005	112,600	111,713
Dexia Delaware LLC
3.905% due 12/28/2005	200,400	198,454
HBOS Treasury Services PLC
3.445% due 10/05/2005	1,600	1,600
3.740% due 11/28/2005	175,000	173,982
Nordea North America, Inc.
3.900% due 12/28/2005	111,900	110,813
Rabobank USA Financial Corp.
3.880% due 10/03/2005	193,700	193,700
Spintab AB
3.710% due 12/08/2005	180,000	178,663
Svenska Handlesbanken, Inc.
3.480% due 10/13/2005	150,000	149,855
UBS Finance Delaware LLC
3.860% due 10/03/2005	42,600	42,600
3.740% due 10/24/2005	53,600	53,483
Westpac Trust Securities NZ Ltd.
3.690% due 12/08/2005	150,000	148,885

		1,729,552

Repurchase Agreements 12.4%

Credit Suisse First Boston
3.250% due 10/03/2005	800,000	800,000
(Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2022-11/15/2027 valued at $809,441. Repurchase proceeds are $800,217.)
State Street Bank
3.400% due 10/03/2005	4,765	4,765
(Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $4,861. Repurchase proceeds are $4,766.)
UBS Warburg LLC
3.250% due 10/03/2005	66,000	66,000
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2006 valued at $67,411. Repurchase proceeds are $66,018.)

		870,765

U.S. Treasury Bills 1.8%

3.394% due 12/01/2005-12/15/2005 (d)(e)(g)	124,390	123,407

Total Short-Term Instruments (Cost $2,874,462)		2,873,724

Total Investments (f) 111.8% (Cost $7,870,625)		$7,852,444

Written Options (i) (0.2%) (Premiums $14,300)		(12,075)

Other Assets and Liabilities (Net) (11.6%)		(814,640)

Net Assets 100.0%		$7,025,729

66  Semi-Annual Report  |  09.30.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $71,192 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(f)	As of September 30, 2005, portfolio securities with an aggregate market value of $129,005 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $38,035 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures	Long	03/2006	4,362	$(4,314)
Eurodollar June Futures	Long	06/2006	2,776	(1,880)
U.S. Treasury 5-Year Note Futures	Short	12/2005	3,401	3,365
U.S. Treasury 10-Year Note Futures	Long	12/2005	6,638	(7,620)
U.S. Treasury 2-Year Note Futures	Long	12/2005	33	(19)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	6,120	(14,959)

				$(25,427)

(h)	Swap agreements outstanding on September 30, 2005: Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	$346,500	$(5,742)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	6,400	(27)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	563,000	(10,034)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	2,500,000	(11,492)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	495,800	(7,706)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	131,000	(2,036)

						$(37,037)

(i)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar December Futures	$96.250	12/19/2005	13,096	$0	$82
Call - CME Eurodollar December Futures	96.500	12/19/2005	5,098	1,255	32
Put - CME Eurodollar June Futures	95.000	06/19/2006	2,791	1,385	488
Put - CME Eurodollar December Futures	95.000	12/18/2006	5,096	2,014	2,357

				$4,654	$2,959

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$51,200	$1,024	$1,144
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	51,200	1,213	1,023
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	113,000	2,498	2,525
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	113,000	2,678	2,257
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	51,200	1,025	1,144
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	51,200	1,208	1,023

						$9,646	$9,116

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.
**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  09.30.05  |  Semi-Annual Report  67

Notes to Financial Statements

September 30, 2005 (Unaudited)

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 60 separate investment funds, twelve of which are presented herein. The Asset-Backed Securities Portfolio II, StocksPLUS® Municipal-Backed Fund and U.S. Government Sector Portfolio II had not commenced operations as of September 30, 2005. The Asset-Backed Securities, Developing Local Markets, Emerging Markets, High Yield, International, Investment Grade Corporate, Mortgage, Municipal Sector, Real Return, Short-Term, Short-Term II and U.S. Government Sector Portfolios (the “Portfolios”) are a series of the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed-income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is generally determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Portfolios may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

68  Semi-Annual Report  |  09.30.05

Foreign Currency. The accounting records of the Portfolios are maintained in U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollar based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout reports are defined as follows:

BP	- British Pound	MP	- Mexican Peso
BR	- Brazilian Real	N$	- New Zealand Dollar
C$	- Canadian Dollar	PN	- Peruvian New Sol
CK	- Czech Koruna	PZ	- Polish Zloty
CO	- Colombian Peso	RP	- Indian Rupee
CP	- Chilean Peso	RR	- Russian Ruble
CY	- Chinese Yuan Renminbi	S$	- Singapore Dollar
EC	- Euro	SK	- Swedish Krona
H$	- Hong Kong Dollar	SR	- South African Rand
IR	- Indonesian Rupiah	SV	- Slovakian Koruna
IS	- Israeli Shekel	T$	- Taiwan Dollar
JY	- Japanese Yen	TB	- Thai Baht
KW	- South Korean Won	TL	- Turkish Lira

Forward Currency Transactions. Certain Portfolios may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Portfolio’s Statement of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Portfolios are authorized to enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are

09.30.05  |  Semi-Annual Report  69

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included in a Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Portfolios are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Portfolios may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Portfolios may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Portfolio may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

70  Semi-Annual Report  |  09.30.05

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets of each Portfolio. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Portfolio Name	Investment Advisory Fee	Administration Fee
Asset-Backed Securities Portfolio	0.02%	0.03%
Developing Local Markets Portfolio	0.02%	0.10%
Emerging Markets Portfolio	0.02%	0.10%
High Yield Portfolio	0.02%	0.03%
International Portfolio	0.02%	0.10%
Investment Grade Corporate Portfolio	0.02%	0.03%
Mortgage Portfolio	0.02%	0.03%
Municipal Sector Portfolio	0.02%	0.03%
Real Return Portfolio	0.02%	0.03%
Short-Term Portfolio	0.02%	0.03%
Short-Term Portfolio II	0.02%	0.03%
U.S. Government Sector Portfolio	0.02%	0.03%

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets and Short-Term II Portfolios administrative fees, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Portfolio’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Portfolios’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows:

Portfolio Name	03/31/2003		03/31/2004		03/31/2005	09/30/2005
Developing Local Markets Portfolio	$	N/A	$	N/A	$30	$0
Short-Term Portfolio II		8,939		0	0	0

Each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Distributor. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor of the Trust’s shares.

09.30.05  |  Semi-Annual Report  71

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$80,681	$49,608	$92,264	$46,202
Developing Local Markets Portfolio	1,451	0	46,061	0
Emerging Markets Portfolio	214,310	151,544	1,941,858	1,873,575
High Yield Portfolio	22,305	22,434	258,837	174,409
International Portfolio	1,616,387	1,337,336	2,298,180	2,605,708
Investment Grade Corporate Portfolio	0	0	162,489	286,631
Mortgage Portfolio	43,547,687	40,910,474	1,036,391	141,801
Municipal Sector Portfolio	113	507	41,419	79,905
Real Return Portfolio	1,697,195	3,020,892	371,620	90,666
Short-Term Portfolio	1,138,549	1,216,872	396,199	247,071
Short-Term Portfolio II	164,758	364,476	111,041	202,057
U.S. Government Sector Portfolio	24,653,141	24,931,145	308,145	142,768

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Asset-Backed Securities Portfolio		High Yield Portfolio			Investment Grade Corporate Portfolio			Mortgage Portfolio
	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	$3,000	$89	194	$0	$49	1,626	$100,000	$529	1,348	$222,000	$3,614
Sales	0	0	820	13,000	298	2,867	0	555	0	0	0
Closing Buys	0	0	(438)	0	(152)	0	0	0	(1,348)	0	(406)
Expirations	0	0	(73)	0	(10)	(3,486)	(100,000)	(923)	0	0	0
Exercised	0	0	(80)	0	(12)	0	0	0	0	0	0

Balance at 09/30/2005	$3,000	$89	423	$13,000	$173	1,007	$0	$161	0	$222,000	$3,208

	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II			U.S. Government Sector Portfolio
	# of Contracts	Premium	Notional Amount	Premium	Principal Amount	Notional Amount	Premium	# of Contracts	Notional Amount	Premium
Balance at 03/31/2005	1,314	$297	$0	$0	$1,500	$0	$0	12,791	$430,800	$13,750
Sales	1,508	328	1,000,000	1,612	0	314,600	396	38,358	0	7,999
Closing Buys	0	0	0	0	0	(314,600)	(396)	(17,411)	0	(5,199)
Expirations	(2,542)	(547)	(1,000,000)	(1,612)	0	0	0	(7,657)	0	(2,250)
Exercised	0	0	0	0	0	0	0	0	0	0

Balance at 09/30/2005	280	$78	$0	$0	$1,500	$0	$0	26,081	$430,800	$14,300

6. Security Transactions with Affiliated Funds

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2005, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
High Yield Portfolio	$20,519	$0
Real Return Portfolio	214,448	0

72  Semi-Annual Report  |  09.30.05

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Developing Local Markets Portfolio				Emerging Markets Portfolio
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Period from 07/30/2004 to 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,863	$19,921	1,646	$17,583	2,912	$32,311	11,541	$122,941	13,932	$161,110	54,009	$611,478
Issued as reinvestment of distributions	465	4,955	831	8,802	205	2,275	120	1,303	3,997	46,557	11,520	128,315
Cost of shares redeemed	(2,001)	(21,391)	(2,032)	(21,611)	(469)	(5,197)	(90)	(1,000)	(19,526)	(224,241)	(37,103)	(406,242)

Net increase (decrease) resulting from Portfolio share transactions	327	$3,485	445	$4,774	2,648	$29,389	11,571	$123,244	(1,597)	$(16,574)	28,426	$333,551

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	12,571	$103,444	10,212	$86,950	55,027	$324,270	1,056,091	$6,084,326	6,770	$67,219	15,653	$167,703
Issued as reinvestment of distributions	1,427	11,807	1,920	15,955	17,043	99,057	47,391	270,744	2,848	28,165	17,328	176,944
Cost of shares redeemed	(3,232)	(27,301)	(7,669)	(64,182)	(228,075)	(1,342,984)	(1,185,544)	(6,876,103)	(5,513)	(54,811)	(50,357)	(543,067)

Net increase (decrease) resulting from Portfolio share transactions	10,766	$87,950	4,463	$38,723	(156,005)	$(919,657)	(82,062)	$(521,033)	4,105	$40,573	(17,376)	$(198,420)

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	399,060	$4,222,530	586,239	$6,183,806	1,671	$17,421	32,029	$325,026	20,256	$234,594	106,444	$1,241,958
Issued as reinvestment of distributions	19,004	199,814	33,412	350,596	780	8,121	1,907	19,377	3,331	38,023	8,979	103,054
Cost of shares redeemed	(209,276)	(2,203,781)	(157,757)	(1,659,149)	(1,585)	(16,507)	(35,336)	(365,055)	(111,839)	(1,287,263)	(86,394)	(996,049)

Net increase (decrease) resulting from Portfolio share transactions	208,788	$2,218,563	461,894	$4,875,253	866	$9,035	(1,400)	$(20,652)	(88,252)	$(1,014,646)	29,029	$348,963

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005		Six Months Ended 09/30/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	84,769	$831,450	252,031	$2,474,305	14,068	$142,501	87,701	$886,601	307,718	$3,341,550	804,049	$8,753,702
Issued as reinvestment of distributions	4,395	42,894	6,762	66,267	1,646	16,599	4,205	42,430	11,900	129,641	42,501	462,337
Cost of shares redeemed	(175,889)	(1,726,483)	(389,627)	(3,829,510)	(117,578)	(1,189,453)	(169,185)	(1,712,884)	(373,093)	(4,069,411)	(781,301)	(8,546,749)

Net increase (decrease) resulting from Portfolio share transactions	(86,725)	$(852,139)	(130,834)	$(1,288,938)	(101,864)	$(1,030,353)	(77,279)	$(783,853)	(53,475)	$(598,220)	65,249	$669,290

09.30.05  |  Semi-Annual Report  73

Notes to Financial Statements (Cont.)

September 30, 2005 (Unaudited)

8. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Asset-Backed Securities Portfolio	$1,756	$(5,041)	$(3,285)
Developing Local Markets Portfolio	49	(33)	16
Emerging Markets Portfolio	86,029	(1,543)	84,486
High Yield Portfolio	5,652	(3,487)	2,165
International Portfolio	22,354	(46,776)	(24,422)
Investment Grade Corporate Portfolio	37,093	(27,654)	9,439
Mortgage Portfolio	23,968	(178,897)	(154,929)
Municipal Sector Portfolio	11,498	(3,571)	7,927
Real Return Portfolio	8,205	(4,352)	3,853
Short-Term Portfolio	820	(4,268)	(3,448)
Short-Term Portfolio II	1,725	(881)	844
U.S. Government Sector Portfolio	15,040	(33,222)	(18,182)

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

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Under Section 9(a) of the Act, as amended, if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

The foregoing speaks only as of the date of this semi-annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

09.30.05  |  Semi-Annual Report  75

Approval of Renewal of Investment Advisory Contract and Administration Agreement

(Unaudited)

On August 16, 2005, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the renewal of the Trust’s Investment Advisory Contact and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”) for an additional one-year term through August 31, 2006. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1. Information Received

A. Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews investment performance and a wide variety of matters relating to operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Portfolios.

B. Review Process

In connection with the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed fee and performance data prepared at the Board’s request by PIMCO. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent trustees alone, without management present. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

A. PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

B. Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Portfolios under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Portfolios and their shareholders.

3. Investment Performance

The Board examined both the short-term and long-term investment performance of each Fund relative to its relevant index for the applicable one, three, five and ten year periods ended June 30, 2005. The Board noted that each of the Portfolios of the Trust, except the Municipal Sector Portfolio, had generally and fairly consistently outperformed its respective benchmark. The Board discussed the performance of the Municipal Sector Portfolio with PIMCO, which responded that it was implementing changes to the Portfolio’s investment processes that would influence the duration and other structural measures, with a view towards improving investment results. The Board determined that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders.

76  Semi-Annual Report  |  09.30.05

4. Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Portfolio, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to current and potential investors. Fees charged to or proposed for different Portfolios for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). The Board noted the unique structure of the Portfolios, in that only private account clients of PIMCO are eligible to invest in the Portfolios. The Board took notice of the fact that such clients pay separate account fees to PIMCO, and that under those separate account agreements, PIMCO offsets all of the advisory fees and a portion, and in some cases all, of the administrative fees it receives from the Portfolios against the separate account fees.

The Board also reviewed data regarding the Portfolios’ advisory fees and the rate PIMCO charges to separate accounts with a similar investment strategy. The Board considered that Portfolio shareholders are generally large separate account clients, who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts. The Board noted that the Portfolios were established primarily as a means of giving certain separate account clients exposure to certain market sectors in a more efficient manner than if the separate account were to invest directly in securities from those market sectors. The Board determined that the Portfolios’ advisory and administrative fees must be evaluated in light of the Portfolios’ purpose and structure.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Portfolios, is reasonable and renewal of the Agreements will likely benefit the Portfolios and their shareholders.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of, and revenues from, providing services to the Portfolios. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. The Board determined that, in evaluating the overall relationship between PIMCO and the Portfolios, it is appropriate to consider the profitability of PIMCO’s separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Board concluded that the Portfolios’ cost structure was reasonable and that continuation of the Agreements will likely benefit the Portfolios and their shareholders.

6. Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

09.30.05  |  Semi-Annual Report  77

Investment Adviser and Administrator	Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian	State Street Bank & Trust Company
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest
330 W. 9th Street
Kansas City, MO 64105

Legal Counsel	Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

840 Newport Center Drive

Newport Beach, CA 92660

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1. Please note that the registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semi-annual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2005

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%

Myra-Pemex Trust

4.500% due 10/20/2006 (a)	$53	$52
3.813% due 12/23/2006 (a)	288	281
4.482% due 12/23/2006 (a)	180	175
4.500% due 12/23/2006 (a)	453	448
4.602% due 12/23/2006 (a)	995	988
4.813% due 12/23/2006 (a)	466	456

Total Bank Loan Obligations (Cost $2,385)		2,400

CORPORATE BONDS & NOTES 4.3%

Banking & Finance 2.4%

American General Finance Corp.
4.000% due 03/23/2007 (a)	49,900	49,906
American International Group, Inc.
5.050% due 10/01/2015	40,800	40,508
Asian Development Bank
5.820% due 06/16/2028	1,100	1,243
Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,790
Bear Stearns Cos., Inc.
3.769% due 01/16/2007 (a)	400	401
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,151
China Development Bank
5.000% due 10/15/2015	29,300	28,966
CIT Group, Inc.
4.010% due 08/31/2006 (a)	400	400
3.990% due 02/15/2007 (a)	3,000	3,007
4.120% due 09/20/2007 (a)	7,000	7,025
3.940% due 08/15/2008 (a)	6,000	6,006
7.750% due 04/02/2012	250	287
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007	110,800	110,048
Citigroup, Inc.
3.821% due 06/04/2007 (a)	3,800	3,802
3.952% due 05/18/2010 (a)	25,000	25,042
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,569
Export-Import Bank of Korea
6.500% due 11/15/2006	9,035	9,219
7.100% due 03/15/2007	31,900	33,012
First National Bank Chicago
8.080% due 01/05/2018	240	283
Ford Motor Credit Co.
6.875% due 02/01/2006	20,459	20,544
6.500% due 02/15/2006	6,000	6,016
4.740% due 11/16/2006 (a)	22,080	22,009
6.500% due 01/25/2007	16,300	16,324
4.050% due 03/13/2007 (a)	9,500	8,893
4.870% due 03/21/2007 (a)	40,300	39,776
4.830% due 09/28/2007 (a)	48,830	47,615
6.625% due 06/16/2008	10,000	9,780
5.800% due 01/12/2009	97,228	90,787
7.375% due 10/28/2009	5,600	5,414
5.169% due 01/15/2010 (a)	20,300	18,517
5.700% due 01/15/2010	5,300	4,819
General Electric Capital Corp.
3.984% due 06/22/2007 (a)	20,015	20,045
3.801% due 03/04/2008 (a)	47,600	47,628
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	94,000	94,002
4.529% due 04/13/2006 (a)	7,200	7,188
4.500% due 07/15/2006	9,000	8,934
6.125% due 09/15/2006	4,600	4,616
5.050% due 01/16/2007 (a)	41,100	40,408
4.670% due 03/20/2007 (a)	67,300	65,915
5.100% due 07/16/2007 (a)	17,518	17,044
5.850% due 01/14/2009	100	93
6.875% due 08/28/2012	1,100	986
7.430% due 12/01/2021	1,109	1,119
Goldman Sachs Group, Inc.
3.690% due 01/09/2007 (a)	720	721
4.120% due 03/30/2007 (a)	3,700	3,706
4.450% due 02/09/2009 (a)	10,000	10,154
7.350% due 10/01/2009	150	164
4.070% due 03/02/2010 (a)	5,000	5,008
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	37,900	37,327
Household Finance Corp.
3.900% due 02/09/2007 (a)	2,400	2,406
HSBC Bank USA
3.990% due 09/21/2007 (a)	500	501
HSBC Capital Funding LP
9.547% due 12/29/2049 (a)	43,400	51,526
10.176% due 12/29/2049 (a)	66,160	102,894
HSBC Finance Corp.
3.900% due 02/28/2007 (a)	90,300	90,360
3.800% due 05/10/2007 (a)	16,000	16,008
4.000% due 09/15/2008 (a)	76,400	76,464
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)	600	616
Jenkins-Empire Associates
6.840% due 08/01/2008	1,127	1,013
John Deere Capital Corp.
4.500% due 08/25/2008	5,100	5,084
Korea Development Bank
6.750% due 12/01/2005	55	55
7.250% due 05/15/2006	50	51
MBNA Corp.
4.163% due 05/05/2008 (a)	10,000	10,090
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)	11,500	11,501
Merrill Lynch & Co., Inc.
3.832% due 10/27/2006 (a)	3,000	3,005
4.011% due 03/19/2007 (a)	1,220	1,222
Morgan Stanley Dean Witter & Co.
3.701% due 01/12/2007 (a)	7,280	7,291
3.668% due 05/14/2008 (a)	3,800	3,823
Morgan Stanley Warehouse Facilities
4.196% due 09/29/2006 (a)	234,600	234,600
Natexis Ambs Co. LLC
8.440% due 12/29/2049 (a)	14,000	15,252
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)	28,000	32,011
Oasis CBO, Ltd.
3.895% due 05/30/2011 (a)	2,647	2,627
Parker Retirement Savings Plan
6.340% due 07/15/2008	329	338
Pemex Finance Ltd.
8.020% due 05/15/2007	1,517	1,569
Petroleum Export Ltd.
5.265% due 06/15/2011	33,200	33,105
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)	73,200	75,143
7.554% due 07/03/2008 (a)	16,700	14,567
Premium Asset Trust
3.847% due 10/06/2005 (a)	300	300
4.165% due 09/08/2007 (a)	34,900	33,122
Pricoa Global Funding I
3.880% due 11/24/2006 (a)	2,000	2,001
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	15,229
Racers
4.090% due 08/15/2007 (a)	4,500	4,321
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)	17,800	17,375
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	55,700	55,082
Royal Bank of Scotland PLC
9.118% due 03/31/2049	73,700	85,764
7.648% due 08/31/2049 (a)	195	238
SLM Corp.
3.770% due 01/25/2007 (a)	2,700	2,704
Sun Life Canada U.S. Capital Trust
8.526% due 05/29/2049	550	599
TXU Eastern Funding Co.
6.450% due 05/15/2049 (c)	15,270	2,825
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	23,900	27,716
UFJ Finance Aruba AEC
6.750% due 07/15/2013	44,700	49,158
Vita Capital Ltd.
4.854% due 01/01/2007 (a)	19,600	19,681
Wells Fargo & Co.
5.125% due 02/15/2007	3,500	3,522

		2,120,976

Industrials 1.5%

Altria Group, Inc.
6.950% due 06/01/2006	9,540	9,685
7.200% due 02/01/2007	37,000	38,072
America West Airlines, Inc.
6.870% due 01/02/2017	1,606	1,599
American Airlines, Inc.
6.978% due 04/01/2011	24,495	24,824
AOL Time Warner, Inc.
6.150% due 05/01/2007	6,100	6,237
6.875% due 05/01/2012	250	274
Ball Corp.
7.750% due 08/01/2006	7,253	7,416
Caesars Entertainment, Inc.
7.875% due 12/15/2005	6,000	6,052
Comcast Continental Cablevision, Inc.
7.125% due 06/15/2013	400	446
Continental Airlines, Inc.
7.056% due 09/15/2009	40,409	40,857
7.487% due 10/02/2010	1,215	1,210
6.503% due 06/15/2011	9,220	8,890
6.820% due 05/01/2018	5,506	5,422
7.707% due 04/02/2021	3,206	3,182
CSX Corp.
4.010% due 08/03/2006 (a)	19,331	19,367
DaimlerChrysler NA Holding Corp.
6.400% due 05/15/2006	600	607
4.430% due 05/24/2006 (a)	62,190	62,375
4.132% due 11/17/2006 (a)	1,500	1,502
4.026% due 03/07/2007 (a)	155,000	154,833
Delhaize America, Inc.
7.375% due 04/15/2006	11,300	11,512
Delta Air Lines, Inc.
7.570% due 11/18/2010 (c)	9,750	9,421
Duty Free International, Inc.
7.000% due 01/15/2004 (c)	175	175
EchoStar DBS Corp.
6.754% due 10/01/2008 (a)	500	511
El Paso CGP Co.
6.500% due 05/15/2006	510	514
7.500% due 08/15/2006	9,075	9,234
6.375% due 02/01/2009	9,000	8,820
7.750% due 06/15/2010	15,500	15,887
9.625% due 05/15/2012	9,000	9,990
6.700% due 02/15/2027	400	404
7.420% due 02/15/2037	9,000	8,325
El Paso Corp.
6.950% due 12/15/2007	10,100	10,289
6.750% due 05/15/2009	41,669	41,461
7.000% due 05/15/2011	12,000	12,030
7.875% due 06/15/2012	32,300	33,592
8.050% due 10/15/2030	12,000	12,240
7.800% due 08/01/2031	17,100	17,228
7.750% due 01/15/2032	110,770	112,155
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (c)	3,200	1,840
Georgia-Pacific Corp.
7.500% due 05/15/2006	3,200	3,252
7.375% due 07/15/2008	15,670	16,493
Halliburton Co.
6.000% due 08/01/2006	3,615	3,651
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	12,500	12,609
Kroger Co.
8.150% due 07/15/2006	3,910	4,011
La Quinta Corp.
7.000% due 08/15/2007	4,839	4,930
Mandalay Resort Group
6.500% due 07/31/2009	2,500	2,525
Marathon Oil Corp.
5.375% due 06/01/2007	250	253
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (l)	1,128	1,097
MCI, Inc.
7.688% due 05/01/2009	87,500	91,000
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,113	2,161
Pemex Project Funding Master Trust
8.850% due 09/15/2007	1,800	1,948
9.625% due 12/02/2008	51,650	58,364
7.875% due 02/01/2009	3,770	4,090
9.125% due 10/13/2010	85	100
8.000% due 11/15/2011	100,650	114,842
7.375% due 12/15/2014	22,130	24,620
9.500% due 03/30/2018	2,000	2,550
8.625% due 02/01/2022	38,977	47,747
9.500% due 09/15/2027	31,000	40,997
Qwest Corp.
5.625% due 11/15/2008	5,000	4,950
7.500% due 06/15/2023	6,850	6,285
7.200% due 11/10/2026	2,150	1,935
8.875% due 06/01/2031	10,323	10,478
Safeway, Inc.
6.150% due 03/01/2006	7,000	7,028
Sonat, Inc.
6.750% due 10/01/2007	2,300	2,317
7.625% due 07/15/2011	23,220	23,684

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Southwestern Public Service Co.
5.125% due 11/01/2006	$10,690	$10,742
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	25,349	26,745
TCI Communications, Inc.
6.875% due 02/15/2006	9,359	9,431
Tyco International Group S.A.
6.375% due 02/15/2006	27,075	27,258
UAL Equipment Trust
11.080% due 05/27/2006	8,225	1,539
United Airlines, Inc.
9.200% due 03/22/2008 (c)	3,380	1,773
6.201% due 09/01/2008 (c)	13,767	13,269
7.730% due 07/01/2010 (c)	6,397	6,116
7.186% due 04/01/2011 (c)	19,546	19,168
8.030% due 07/01/2011 (c)	465	293
6.932% due 09/01/2011 (c)(l)	10,500	8,663
10.360% due 11/13/2012 (c)	7,000	4,935
6.071% due 03/01/2013 (c)	6,387	6,171
6.602% due 09/01/2013 (c)	8,690	8,492
10.020% due 03/22/2014 (c)	11,925	5,669
10.850% due 07/05/2014 (c)	34,111	14,071
10.850% due 02/19/2015 (c)	3,000	1,208
10.125% due 03/22/2015 (c)	14,300	5,773
9.060% due 06/17/2015 (c)	6,000	3,248
9.210% due 01/21/2017 (c)	15,900	8,308
4.090% due 03/02/2049 (a)(c)	14,768	14,787

		1,400,054

Utilities 0.4%

American Electric Power Co., Inc.
6.125% due 05/15/2006	14,630	14,774
4.709% due 08/16/2007 (a)	4,100	4,096
AT&T Wireless Services, Inc.
7.350% due 03/01/2006	1,700	1,720
British Telecom PLC
7.875% due 12/15/2005	28,774	28,971
Consolidated Natural Gas Co.
5.375% due 11/01/2006	5,000	5,039
Duke Energy Corp.
4.240% due 12/08/2005 (a)	22,545	22,548
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	23,410
France Telecom S.A.
7.750% due 03/01/2011	350	398
GTE Corp.
6.360% due 04/15/2006	16,665	16,829
Hydro-Quebec
4.133% due 09/29/2049 (a)	5,600	5,360
Ohio Edison Co.
5.450% due 05/01/2015	350	354
Progress Energy, Inc.
6.050% due 04/15/2007	14,250	14,524
Qwest Corp.
8.875% due 03/15/2012	26,725	29,331
7.120% due 06/15/2013 (a)	2,800	2,926
7.500% due 02/15/2014	10,160	9,703
7.625% due 06/15/2015	2,000	2,053
Ras Laffan LNG II
5.298% due 09/30/2020	42,100	42,124
Ras Laffan LNG III
5.838% due 09/30/2027	40,650	40,862
Sprint Capital Corp.
7.125% due 01/30/2006 (l)	13,468	13,580
6.000% due 01/15/2007 (l)	37,470	38,106
8.375% due 03/15/2012	750	884
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,758
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	150	150
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	2,080
United Telecom, Inc.
6.890% due 07/01/2008	700	702
United Telephone Company of the Northwest
6.890% due 07/01/2008	2,760	2,755
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,931
5.604% due 01/01/2022	3,000	2,928
Williams Cos., Inc.
6.375% due 10/01/2010	14,200	14,165

		358,061

Total Corporate Bonds & Notes (Cost $3,786,623)		3,879,091

MUNICIPAL BONDS & NOTES 1.2%

Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,017
Alabama State General Obligation Bonds, Series 2001
6.130% due 09/01/2021 (a)	13,228	13,782
Austin, Texas Utilities Systems Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	2,000	2,081
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	4,031
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032	7,300	7,926
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2032	4,000	4,133
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
7.040% due 12/01/2029 (a)	2,500	2,618
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
7.160% due 07/01/2012 (a)	110	130
California State Economic Recovery General Obligation Bonds, Series 2004
5.000% due 07/01/2011	200	217
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,192
6.125% due 06/01/2038	2,000	2,147
6.125% due 06/01/2043	2,000	2,143
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	190,775	211,921
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	6,815
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2027	1,000	1,040
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	300	310
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2018	400	425
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2028	3,000	3,196
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010	300	322
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,634
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
7.410% due 08/15/2031 (a)	7,500	8,120
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	4,500	4,557
El Paso County, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,098
5.000% due 12/01/2027	2,820	2,937
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	150	157
Frisco, Texas General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2016	1,000	1,071
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	3,168
0.000% due 08/15/2034	5,265	1,234
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	8,060	9,268
7.875% due 06/01/2042	5,000	6,278
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	2,545	2,586
Henderson, Neveda General Obligation Bonds, Series 2000
5.500% due 04/01/2020	2,000	2,187
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,875
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	270	288
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	110	120
Illinois Educational Facilities Authority Revenue Bonds, Series 2005
6.760% due 07/01/2033 (a)	1,195	1,277
6.990% due 12/01/2033 (a)	5,000	5,358
Illinois State General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,065
Illinois State General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,392
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	3,295	3,352
Illinois State General Obligation Bonds, Series 2005
6.990% due 03/01/2034 (a)	37,204	39,886
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	700	748
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.600% due 06/01/2035	1,250	1,288
Jacksonville, Florida Water and Sewer System Revenue Bonds, Series 2004
5.000% due 10/01/2011	200	216
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	35,500	39,669
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	19,869
Marion Country, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.250% due 01/15/2028	200	213
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
7.000% due 08/01/2034 (a)	5,000	5,520
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	45	50
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
9.020% due 01/01/2018 (a)	2,618	3,240

	Principal Amount (000s)	Value (000s)
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	$1,800	$1,867
Metropolitan Pier & Exposition Authority Revenue Bonds, Series 2002
0.000% due 12/15/2032	55,000	14,862
Michigan Grosse Pointe Public School System General Obligation Bonds, Series 2005
6.740% due 05/01/2027 (a)	5,455	5,773
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	300	333
Michigan State Chippewa Valley Schools General Obligation Bonds, (FSA Q-SBLF Insured), Series 2005
6.990% due 05/01/2034 (a)	5,750	6,284
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,955	4,132
6.125% due 06/01/2042	7,065	7,605
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	13,000	14,696
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	9,025	9,651
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	112,110	127,532
6.750% due 06/01/2039	1,000	1,164
New Jersey State University of Medicine & Dentistry Certificates of Participation, (MBIA Insured), Series 2005
6.760% due 06/15/2036 (a)	4,125	4,455
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030	27,700	32,573
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	50	55
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (Government of Authority Insured), Series 2001
5.000% due 01/01/2032	4,650	4,790
New York, New York General Obligation Bonds, Series 2004
5.000% due 11/01/2034	2,710	2,798
New York, New York General Obligation Bonds, Series 2005
5.000% due 03/01/2030	5,000	5,178
5.000% due 04/01/2030 (a)	7,500	8,039
5.000% due 04/01/2035	3,000	3,101
7.020% due 03/01/2030 (a)	13,400	14,355
7.020% due 03/01/2035 (a)	11,500	12,266
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.010% due 06/15/2037 (a)	57,500	62,153
7.130% due 06/15/2038 (a)	23,300	25,185
7.430% due 06/15/2035 (a)	8,050	8,682
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
8.430% due 11/01/2024 (a)	500	593
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
6.990% due 02/15/2035 (a)	4,023	4,323
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	100	104
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	200	213
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	3,037
5.000% due 08/01/2033	5,000	5,160
Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029	3,500	3,641
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,433
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,150
South Carolina State Public Service Authority Revenue Bonds, Series 2004
5.000% due 01/01/2013	400	437
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	3,750	3,791
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028	3,400	3,669
Southbridge, Massachusetts Associations Corp. Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	38,199
State of Texas General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,950	2,993
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.640% due 04/01/2035 (a)	56,725	58,370
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	3,120	3,171
University of Texas Permanent University Fund Revenue Bonds, Series 2005
6.910% due 07/01/2030 (a)	33,605	34,512
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,658
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,091
5.625% due 06/01/2037	10,050	10,440
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,610
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	1,760	1,864
5.000% due 06/01/2019	1,865	1,971
5.000% due 06/01/2020	1,900	2,003
5.100% due 06/01/2021	1,945	2,068
5.100% due 06/01/2022	2,120	2,255
5.100% due 06/01/2023	2,305	2,439
5.250% due 06/01/2016	1,600	1,758
5.250% due 06/01/2017	1,715	1,884

Total Municipal Bonds & Notes (Cost $953,450)		1,031,533

U.S. GOVERNMENT AGENCIES 50.4%

Fannie Mae
0.000% due 09/01/2007-08/25/2023 (d)(g)	127	116
0.950% due 03/25/2009 (a)(e)	2,979	37
1.000% due 09/25/2023	19	18
2.000% due 01/15/2006	890	885
3.000% due 08/25/2009	54,354	54,024
3.478% due 12/01/2033 (a)	6,402	6,419
3.636% due 02/01/2028 (a)	1,368	1,372
3.651% due 11/28/2035 (a)	68,297	68,275
3.683% due 11/01/2025 (a)	920	947
3.720% due 12/01/2018 (a)	315	316
3.725% due 01/01/2021 (a)	29	29
3.765% due 03/01/2033 (a)	276	278
3.766% due 09/01/2017 (a)	1,609	1,618
3.781% due 09/01/2024 (a)	587	596
3.799% due 09/22/2006 (a)	337,375	337,293
3.830% due 08/01/2025 (a)	1,763	1,757
3.862% due 09/01/2019 (a)	1,164	1,174
3.867% due 08/01/2033 (a)	94	93
3.870% due 07/25/2035 (a)	76,417	76,464
3.899% due 03/01/2025 (a)	1,542	1,586
3.945% due 11/01/2025 (a)	418	429
3.949% due 01/01/2026 (a)	216	221
3.970% due 07/01/2019 (a)	18	18
3.983% due 11/01/2024 (a)	4,277	4,346
4.000% due 02/25/2009	4	4
4.008% due 02/01/2022 (a)	224	226
4.020% due 01/01/2020 (a)	1,580	1,604
4.027% due 07/01/2019 (a)	147	148
4.062% due 06/01/2025 (a)	400	412
4.115% due 10/01/2040 (a)	3,390	3,434
4.125% due 01/01/2018 (a)	443	446
4.137% due 10/01/2030-10/01/2040 (a)(g)	11,835	11,991
4.147% due 10/01/2020-09/01/2022 (a)(g)	286	290
4.179% due 09/01/2025 (a)	164	168
4.180% due 07/25/2021 (a)	371	372
4.189% due 04/18/2028 (a)	362	364
4.190% due 09/01/2023 (a)	387	397
4.193% due 05/28/2035 (a)	5,981	5,993
4.239% due 10/18/2030 (a)	2,532	2,551
4.247% due 09/01/2022 (a)	241	248
4.251% due 11/01/2025 (a)	69	71
4.280% due 10/25/2030 (a)	185	186
4.281% due 06/01/2023-12/01/2023 (a)(g)	264	270
4.286% due 11/01/2023 (a)	167	172
4.287% due 05/01/2024 (a)	409	420
4.289% due 03/01/2034 (a)	18,116	18,013
4.312% due 09/01/2014 (a)	58	58
4.330% due 03/25/2017-08/25/2030 (a)(g)	4,372	4,412
4.331% due 04/01/2027 (a)	243	248
4.354% due 12/01/2020 (a)	1,620	1,643
4.367% due 10/01/2024 (a)	237	242
4.371% due 08/01/2027 (a)	221	225
4.374% due 05/01/2030 (a)	36	36
4.394% due 06/25/2018 (a)	1	1
4.398% due 01/01/2024 (a)	146	151
4.402% due 10/01/2023 (a)	57	59

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
4.411% due 12/01/2023 (a)	$37	$38
4.420% due 11/01/2023 (a)	69	71
4.427% due 07/01/2026 (a)	41	42
4.450% due 12/01/2023 (a)	320	332
4.455% due 11/01/2019 (a)	229	230
4.470% due 05/01/2023 (a)	310	318
4.473% due 10/01/2019 (a)	768	776
4.477% due 06/01/2024 (a)	166	170
4.484% due 06/01/2023 (a)	285	289
4.485% due 12/01/2023 (a)	230	237
4.494% due 02/01/2027 (a)	708	729
4.495% due 08/01/2027 (a)	2,690	2,728
4.500% due 05/01/2018-08/01/2020 (g)	124,790	122,312
4.501% due 02/01/2028 (a)	62	62
4.515% due 10/01/2026 (a)	26	27
4.523% due 07/01/2035 (a)	13,762	13,742
4.539% due 04/01/2017-04/01/2027 (a)(g)	253	254
4.547% due 03/01/2019 (a)	1,662	1,687
4.556% due 01/01/2024 (a)	243	251
4.571% due 11/01/2025 (a)	418	430
4.573% due 02/01/2020 (a)	22	22
4.576% due 05/01/2022 (a)	29	29
4.585% due 11/01/2023 (a)	36	37
4.625% due 10/01/2023 (a)	126	129
4.651% due 03/01/2026 (a)	102	106
4.660% due 05/01/2025 (a)	572	592
4.674% due 07/01/2034 (a)	77	76
4.680% due 12/01/2012 (a)	385	382
4.687% due 06/01/2015 (a)	538	541
4.688% due 05/01/2026 (a)	96	97
4.690% due 12/01/2022-01/01/2024 (a)(g)	167	171
4.698% due 07/01/2021 (a)	50	51
4.702% due 04/01/2027 (a)	148	152
4.710% due 08/25/2043-09/25/2043 (g)	3,373	3,368
4.713% due 08/01/2027 (a)	5,013	5,158
4.719% due 09/01/2035 (a)	28,740	28,702
4.730% due 04/25/2032 (a)	113	114
4.740% due 02/01/2026 (a)	81	83
4.750% due 03/16/2010	1,500	1,493
4.756% due 02/25/2023 (a)(e)	1,471	66
4.766% due 07/01/2024-12/01/2027 (a)(g)	2,291	2,348
4.780% due 07/01/2024 (a)	189	193
4.806% due 11/01/2034 (a)	10,454	10,414
4.816% due 10/01/2027 (a)	867	891
4.819% due 12/01/2034 (a)	1,059	1,058
4.895% due 08/01/2026 (a)	312	320
4.950% due 06/01/2022 (a)	109	111
4.957% due 01/01/2035 (a)	42,301	42,324
4.969% due 01/01/2035 (a)	50,306	50,450
4.982% due 05/01/2017 (a)	6	6
5.000% due 03/01/2009-09/25/2042 (g)	14,001,751	13,795,089
5.002% due 08/01/2023 (a)	126	129
5.007% due 02/01/2033 (a)	26	27
5.017% due 06/01/2025 (a)	1,188	1,223
5.025% due 11/01/2022-10/01/2024 (a)(g)	94	97
5.029% due 03/01/2023 (a)	517	526
5.078% due 04/01/2027 (a)	14	14
5.099% due 10/01/2024 (a)	20	21
5.125% due 04/01/2033 (a)	341	345
5.134% due 04/01/2018-05/01/2023 (a)(g)	783	798
5.175% due 04/01/2024 (a)	646	675
5.240% due 12/01/2017 (a)	1,255	1,286
5.250% due 09/01/2024 (a)	325	332
5.283% due 09/01/2034 (a)	160	160
5.325% due 05/01/2021 (a)	35	36
5.338% due 10/01/2027 (a)	291	299
5.375% due 03/01/2023 (a)	94	96
5.400% due 05/01/2014 (a)	255	259
5.407% due 02/01/2028 (a)	166	170
5.413% due 02/01/2021 (a)	226	231
5.430% due 06/01/2022 (a)	43	44
5.500% due 05/01/2008-10/13/2035 (g)	26,542,555	26,553,477
5.507% due 09/01/2021 (a)	38	39
5.566% due 12/01/2025 (a)	599	618
5.597% due 04/01/2026 (a)	77	80
5.602% due 02/01/2020-03/01/2023 (a)(g)	1,767	1,797
5.659% due 05/01/2021 (a)	55	56
5.710% due 01/01/2009	273	279
5.730% due 06/01/2022 (a)	18	18
5.750% due 02/15/2008-12/20/2027 (g)	2,805	2,803
5.802% due 09/01/2021 (a)	9	10
5.870% due 02/01/2018 (a)	54	54
5.880% due 08/01/2022 (a)	2,116	2,165
5.979% due 11/01/2011	4,806	5,061
5.997% due 02/01/2021 (a)	185	186
6.000% due 02/01/2009-09/01/2034 (g)	474,012	487,126
6.041% due 12/01/2017 (a)	26	27
6.048% due 01/01/2011	98	105
6.079% due 09/01/2029 (a)	18	19
6.089% due 07/01/2032	382	380
6.090% due 12/01/2008	46	47
6.210% due 08/01/2010	37,964	39,972
6.250% due 01/25/2008-02/25/2029 (g)	24,463	25,022
6.255% due 09/01/2013	64,000	69,582
6.270% due 09/25/2007	2,504	2,543
6.277% due 08/01/2031 (a)	536	550
6.290% due 02/25/2029	500	544
6.300% due 10/17/2038	22,175	23,757
6.370% due 02/25/2013	28,500	29,401
6.390% due 05/25/2036	42,405	45,365
6.420% due 12/01/2007	150	154
6.421% due 11/01/2021 (a)	93	94
6.500% due 05/25/2008-06/25/2044 (g)	309,120	318,657
6.530% due 10/01/2013	4,054	4,282
6.555% due 08/01/2028	2,095	2,303
6.618% due 12/01/2025 (a)	456	470
6.625% due 10/15/2007	300	313
6.730% due 11/01/2007	1,025	1,054
6.740% due 08/25/2007	425	439
6.750% due 10/25/2023	633	657
6.900% due 06/01/2007-05/25/2023 (g)	202	206
6.969% due 11/01/2025 (a)	90	92
6.982% due 06/01/2007	196	199
7.000% due 05/25/2006-01/25/2048 (g)	31,938	33,158
7.250% due 01/01/2008-01/01/2023 (g)	3,195	3,323
7.347% due 10/01/2009	474	508
7.364% due 06/01/2030 (a)	571	579
7.375% due 05/25/2022	2,202	2,295
7.460% due 08/01/2029	3,741	4,427
7.500% due 07/01/2006-07/25/2041 (g)	8,539	9,331
7.697% due 08/01/2027 (a)	39	40
7.750% due 05/25/2006-01/25/2022 (g)	3,448	3,632
7.780% due 01/01/2018	2,129	2,546
7.800% due 10/25/2022	474	506
7.810% due 05/01/2027 (a)	107	110
7.850% due 07/01/2018	6,262	7,448
7.900% due 11/01/2026-12/01/2026 (a)(g)	100	103
7.920% due 03/01/2018	2,631	3,179
7.980% due 05/01/2030	6,395	6,912
8.000% due 12/01/2007-06/01/2032 (g)	8,401	8,879
8.060% due 04/01/2030	1,778	1,943
8.080% due 04/01/2030	975	1,066
8.250% due 10/01/2008-02/01/2017 (g)	43	45
8.490% due 06/01/2025	927	1,026
8.500% due 01/01/2007-10/01/2032 (g)	7,142	7,727
8.750% due 01/25/2021	465	498
9.000% due 11/01/2006-12/01/2027 (g)	3,534	3,795
9.250% due 04/25/2018	40	43
9.300% due 05/25/2018-08/25/2019 (g)	125	135
9.475% due 09/25/2028 (a)	1,790	1,985
9.500% due 12/01/2006-07/01/2022 (g)	2,275	2,500
9.750% due 11/01/2008	3	3
9.947% due 09/25/2008 (a)	482	515
10.000% due 08/01/2009-05/01/2022 (g)	295	327
10.500% due 11/01/2013-04/01/2022 (g)	119	129
11.000% due 11/01/2013-11/01/2020 (g)	275	307
11.500% due 08/20/2016-11/01/2019 (g)	16	18
12.000% due 05/01/2016	2	2
12.500% due 10/01/2015	6	7
13.250% due 09/01/2011	4	5
14.500% due 01/01/2013	1	2
14.750% due 08/01/2012	51	58
15.000% due 10/01/2012	68	79
15.500% due 10/01/2012-12/01/2012 (g)	6	7
15.750% due 12/01/2011-08/01/2012 (g)	35	41
16.000% due 09/01/2012	41	48
903.213% due 08/25/2021 (e)	1	14
1000.000% due 04/25/2022 (e)	0	10
1122.425% due 09/25/2008 (e)	1	11
Federal Home Loan Bank
3.750% due 06/01/2006	28,200	28,196
4.200% due 02/05/2007 (a)	47,650	44,098
6.750% due 04/10/2006	150	152
Federal Housing Administration
6.755% due 03/01/2041	15,793	15,197
6.780% due 07/25/2040	7,406	7,426
6.875% due 11/01/2015	2,331	2,316
6.880% due 10/01/2040-02/01/2041 (g)	21,165	20,692
6.896% due 07/01/2020	14,601	14,508
6.900% due 12/01/2040	22,303	21,804
6.960% due 05/01/2016	5,390	5,328
6.997% due 09/01/2019	566	560
7.110% due 05/01/2019	2,382	2,361
7.211% due 12/01/2021	810	812
7.250% due 06/01/2040	8,090	8,061
7.310% due 06/01/2041	23,145	23,207
7.315% due 08/01/2019	7,426	7,320
7.350% due 11/01/2020	630	631
7.375% due 02/01/2018-02/01/2022 (g)	2,605	2,609
7.400% due 01/25/2020-02/01/2021 (g)	6,699	6,757
7.430% due 10/01/2018-06/25/2024 (g)	27,925	28,166
7.450% due 05/01/2021	2,632	2,655
7.460% due 01/01/2023	618	621
7.465% due 11/01/2019	5,759	5,796
7.500% due 03/01/2032	3,244	3,218
7.580% due 12/01/2040	7,273	7,319
7.630% due 08/01/2041	17,441	17,497
7.780% due 11/01/2040	7,271	7,358
8.250% due 01/01/2041	4,642	4,632
8.375% due 02/01/2012	227	231
8.450% due 07/01/2012	398	404
Freddie Mac
2.125% due 11/15/2005	310	309
3.000% due 06/15/2009	315	314
3.112% due 12/01/2026 (a)	1,431	1,428
3.500% due 10/15/2011-07/15/2032 (g)	11,301	11,247

	Principal Amount (000s)	Value (000s)
3.750% due 05/15/2015	$3,960	$3,941
3.875% due 09/01/2018 (a)	161	163
3.880% due 10/25/2023 (a)	332	331
3.887% due 01/01/2021 (a)	52	53
3.927% due 04/01/2024 (a)	1,589	1,629
3.945% due 03/01/2022 (a)	2,160	2,187
3.992% due 05/01/2021 (a)	1,831	1,839
4.000% due 05/01/2011-12/01/2016 (a)(g)	790	785
4.011% due 08/01/2023 (a)	2,272	2,331
4.052% due 12/01/2018 (a)	695	703
4.075% due 09/01/2027 (a)	111	114
4.118% due 12/15/2029 (a)	221	223
4.146% due 02/01/2019 (a)	489	494
4.152% due 01/01/2022 (a)	126	125
4.168% due 06/15/2031 (a)	1,499	1,505
4.174% due 10/01/2023 (a)	280	288
4.183% due 04/01/2029 (a)	278	284
4.218% due 11/15/2030-12/15/2031 (a)(g)	82	82
4.228% due 10/01/2023 (a)	418	430
4.234% due 10/01/2023-08/15/2032 (a)(g)	8,857	8,815
4.238% due 01/01/2028 (a)	27	28
4.240% due 11/01/2023 (a)	19	20
4.260% due 09/01/2023 (a)	644	660
4.267% due 10/01/2023 (a)	668	691
4.268% due 09/15/2030-01/15/2032 (a)(g)	454	457
4.280% due 02/01/2019 (a)	175	176
4.282% due 11/01/2026 (a)	1,658	1,701
4.288% due 09/01/2023 (a)	319	328
4.296% due 05/01/2020 (a)	136	138
4.351% due 07/01/2025 (a)	1,728	1,773
4.365% due 01/01/2024 (a)	124	128
4.370% due 10/25/2023 (a)	1,662	1,694
4.500% due 11/01/2008-05/01/2034 (g)	12,383	12,325
4.513% due 12/01/2023 (a)	273	280
4.540% due 09/01/2028 (a)	8	8
4.560% due 06/01/2021 (a)	730	747
4.624% due 11/01/2023 (a)	599	615
4.625% due 01/01/2019 (a)	2	2
4.708% due 08/01/2023 (a)	94	97
4.729% due 02/01/2023 (a)	535	549
4.768% due 07/01/2023 (a)	440	449
4.770% due 05/01/2023 (a)	231	234
4.787% due 09/01/2023 (a)	1,214	1,239
4.790% due 08/01/2023 (a)	2	2
4.795% due 10/01/2026 (a)	765	786
4.805% due 04/01/2025 (a)	319	328
4.825% due 09/01/2023 (a)	32	33
4.830% due 05/25/2043 (a)	29,450	30,031
4.839% due 09/01/2023 (a)	356	367
4.840% due 04/01/2023 (a)	62	64
4.844% due 12/01/2022 (a)	51	52
4.846% due 06/01/2024 (a)	975	998
4.875% due 06/01/2017 (a)	5	5
4.928% due 07/01/2020 (a)	258	264
4.947% due 03/01/2024 (a)	379	390
4.969% due 11/01/2028 (a)	2,210	2,218
4.992% due 12/01/2019 (a)	6	6
5.000% due 02/01/2007-09/01/2035 (g)	322,432	322,328
5.004% due 11/01/2020 (a)	247	253
5.018% due 05/01/2022 (a)	59	60
5.035% due 07/01/2023 (a)	112	115
5.061% due 05/01/2023 (a)	31	30
5.065% due 10/01/2022 (a)	52	53
5.085% due 07/01/2024 (a)	290	298
5.102% due 01/01/2024 (a)	100	103
5.145% due 10/01/2020 (a)	12	12
5.191% due 02/01/2025 (a)	49	50
5.217% due 06/01/2022 (a)	817	834
5.225% due 10/01/2023 (a)	226	234
5.226% due 08/01/2023 (a)	1,120	1,149
5.244% due 06/01/2022 (a)	267	273
5.255% due 06/01/2022 (a)	88	89
5.306% due 05/01/2023 (a)	197	202
5.317% due 10/01/2024 (a)	604	615
5.319% due 02/01/2026 (a)	538	549
5.353% due 05/01/2023 (a)	202	206
5.367% due 07/01/2027 (a)	38	39
5.375% due 07/01/2022 (a)	166	170
5.381% due 08/01/2023 (a)	191	197
5.425% due 10/01/2020 (a)	290	293
5.467% due 06/01/2020 (a)	505	522
5.500% due 10/01/2008-06/01/2035 (g)	7,701	7,740
5.515% due 05/01/2027 (a)	51	53
5.521% due 08/01/2023 (a)	155	159
5.566% due 06/01/2024 (a)	477	490
5.592% due 02/01/2026 (a)	95	97
5.631% due 03/01/2021 (a)	1,715	1,733
5.638% due 07/01/2030 (a)	2,040	2,089
5.648% due 07/01/2032 (a)	15	15
5.688% due 09/15/2007 (a)(e)	324	2
5.745% due 07/01/2019 (a)	572	590
5.780% due 01/01/2019 (a)	66	68
5.782% due 02/01/2021 (a)	17	18
5.816% due 05/01/2020 (a)	29	29
5.861% due 05/01/2018 (a)	566	576
5.893% due 07/01/2019 (a)	11	11
5.950% due 06/15/2028	35,290	36,063
5.956% due 05/01/2018 (a)	559	567
6.000% due 01/15/2023	1,727	1,746
6.000% due 10/13/2005-02/01/2034 (g)	299,997	307,008
6.200% due 12/15/2008	1,627	1,637
6.250% due 04/15/2023-12/15/2028 (g)	10,288	10,468
6.380% due 02/15/2008 (a)(e)	42	2
6.400% due 10/15/2008 (e)	5	0
6.500% due 04/01/2008-02/25/2042 (g)	567,668	585,000
6.575% due 01/01/2019 (a)	2	2
6.885% due 05/01/2018 (a)	65	67
6.950% due 07/15/2021-08/15/2021 (g)	82	82
7.000% due 12/01/2007-10/25/2043 (g)	94,429	97,772
7.215% due 07/01/2019 (a)	1	1
7.250% due 01/01/2007-07/01/2010 (g)	6	6
7.500% due 02/01/2007-07/01/2032 (g)	34,314	35,603
7.645% due 05/01/2025	5,228	5,826
8.000% due 07/01/2006-09/15/2024 (g)	9,885	10,159
8.250% due 08/01/2007-06/15/2022 (g)	499	501
8.500% due 11/01/2007-06/01/2030 (g)	4,931	5,002
8.750% due 04/01/2009-12/15/2020 (g)	199	199
8.900% due 11/15/2020	1,859	1,857
9.000% due 04/01/2006-07/01/2030 (g)	1,132	1,128
9.250% due 10/01/2009	3	3
9.500% due 10/01/2005-12/01/2022 (g)	1,190	1,210
9.750% due 11/01/2008-05/01/2009 (g)	2	3
10.000% due 10/01/2005-03/01/2021 (g)	138	150
10.100% due 09/01/2016	126	141
10.250% due 04/01/2009-07/01/2009 (g)	165	176
10.500% due 10/01/2017-01/01/2021 (g)	51	58
10.750% due 09/01/2009-12/01/2015 (g)	80	84
11.000% due 06/01/2011-05/01/2020 (g)	110	120
11.250% due 10/01/2009-09/01/2015 (g)	7	7
11.500% due 01/01/2018	9	10
12.500% due 12/01/2012	4	4
13.250% due 10/01/2013	64	71
14.000% due 04/01/2016	5	5
15.500% due 08/01/2011-11/01/2011 (g)	3	4
16.250% due 05/01/2011	1	1
1007.500% due 02/15/2022 (e)	0	1
Government National Mortgage Association
3.375% due 04/20/2019-05/20/2028 (a)(g)	29,894	30,142
3.500% due 07/20/2028-08/20/2030 (a)(g)	9,717	9,795
3.750% due 08/20/2020-02/20/2032 (a)(g)	67,051	67,923
3.875% due 04/20/2023 (a)	47	48
4.000% due 11/20/2032 (a)	1,817	1,827
4.125% due 12/20/2015-12/20/2029 (a)(g)	58,203	59,170
4.172% due 06/16/2031-03/16/2032 (a)(g)	453	455
4.196% due 06/20/2030 (a)	292	293
4.222% due 10/16/2030 (a)	2,141	2,156
4.250% due 01/20/2028-03/20/2030 (a)(g)	17,568	17,834
4.272% due 02/16/2030-04/16/2032 (a)(g)	6,694	6,747
4.296% due 09/20/2030 (a)	497	500
4.322% due 12/16/2025 (a)	255	257
4.372% due 02/16/2030 (a)	4,581	4,628
4.375% due 05/20/2017-05/20/2030 (a)(g)	104,847	105,879
4.422% due 02/16/2030 (a)	2,253	2,278
4.500% due 11/16/2028-07/15/2033 (g)	13,749	13,571
4.625% due 02/20/2018-11/20/2029 (a)(g)	197	199
5.000% due 04/20/2033-04/15/2034 (g)	2,152	2,133
5.500% due 10/15/2032-11/15/2033 (g)	121	123
5.650% due 10/15/2012	6	6
6.000% due 10/15/2008-04/15/2033 (g)	46,686	47,983
6.500% due 10/15/2008-07/15/2040 (g)	109,173	112,907
6.670% due 08/15/2040	935	990
6.750% due 06/20/2028-10/16/2040 (g)	43,240	48,722
7.000% due 11/15/2007-11/15/2040 (g)	19,476	20,565
7.250% due 07/16/2028	10	10
7.500% due 04/15/2007-01/15/2041 (g)	33,510	35,504
7.700% due 06/15/2031	6,626	7,228
7.750% due 08/20/2025	26	27
8.000% due 06/15/2006-09/15/2031 (g)	1,702	1,816
8.250% due 02/15/2006-04/15/2020 (g)	249	267
8.500% due 03/20/2006-04/15/2031 (g)	1,311	1,423
8.750% due 03/15/2007-07/15/2007 (g)	9	9
9.000% due 06/15/2006-08/15/2030 (g)	1,376	1,498
9.250% due 03/15/2006-12/20/2016 (g)	4	5
9.500% due 06/15/2009-07/15/2025 (g)	1,032	1,136
10.000% due 11/15/2009-02/15/2025 (g)	1,051	1,178
10.250% due 02/20/2019	11	12
10.500% due 12/15/2015-09/15/2021 (g)	153	174
11.000% due 01/15/2010-04/20/2019 (g)	49	54
11.500% due 04/15/2013-10/15/2015 (g)	36	40
12.000% due 11/15/2012-05/15/2016 (g)	153	174
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	7	7
13.500% due 10/15/2012-09/15/2014 (g)	38	43
15.000% due 08/15/2011-11/15/2012 (g)	72	84

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
16.000% due 11/15/2011-05/15/2012 (g)	$71	$83
17.000% due 11/15/2011-12/15/2011 (g)	24	29
Small Business Administration
3.870% due 01/01/2014	1,907	1,872
4.524% due 02/10/2013	26,662	26,594
4.980% due 11/01/2023	12,213	12,330
4.990% due 09/01/2024	3,827	3,861
5.130% due 09/01/2023	8,223	8,357
5.340% due 11/01/2021	11,622	11,945
6.030% due 02/01/2012	22,212	23,215
6.340% due 03/01/2021	19,876	21,056
6.344% due 08/10/2011	3,287	3,461
6.640% due 02/10/2011	8,598	9,108
6.700% due 12/01/2016	7,053	7,351
6.900% due 12/01/2020	6,185	6,650
6.950% due 11/01/2016	1,870	1,955
7.150% due 03/01/2017	3,164	3,333
7.190% due 12/01/2019	243	262
7.449% due 08/01/2010	30,583	32,959
7.452% due 09/01/2010	14,249	15,300
7.500% due 04/01/2017	2,006	2,119
7.540% due 08/10/2009	16,299	17,462
7.630% due 06/01/2020	11,146	12,167
7.640% due 03/10/2010	7,822	8,434
7.700% due 07/01/2016	257	272
8.017% due 02/10/2010	19,407	20,972

Total U.S. Government Agencies (Cost $45,272,644)		45,132,048

U.S. TREASURY OBLIGATIONS 3.6%

Treasury Inflation Protected Securities (f)
2.375% due 01/15/2025	414,429	443,504
3.625% due 04/15/2028	102,493	134,133
U.S. Treasury Bonds
7.875% due 02/15/2021	436,900	594,423
8.125% due 05/15/2021	5,100	7,097
6.250% due 08/15/2023	202,095	241,717
6.000% due 02/15/2026	465,550	549,204
6.625% due 02/15/2027	199,500	253,318
5.500% due 08/15/2028	133,760	150,334
5.250% due 11/15/2028	234,800	255,840
6.125% due 08/15/2029	905	1,102
U.S. Treasury Notes
1.625% due 10/31/2005	1,380	1,379
1.875% due 12/31/2005	1,420	1,414
4.250% due 08/15/2015	561,300	557,968

Total U.S. Treasury Obligations (Cost $3,231,737)		3,191,433

MORTGAGE-BACKED SECURITIES 3.0%

American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	478	470
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	19,356	20,537
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	204,913	202,220
Bank of America Mortgage Securities, Inc.
6.578% due 07/25/2032 (a)	3,839	3,876
5.522% due 10/20/2032 (a)	188	189
6.500% due 09/25/2033	31,491	31,767
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	24,419	24,484
6.784% due 06/25/2031 (a)	1,109	1,107
5.773% due 06/25/2032 (a)	70	70
5.938% due 06/25/2032 (a)	31	31
5.277% due 10/25/2032 (a)	7,507	7,495
5.349% due 02/25/2033 (a)	55	56
5.633% due 02/25/2033 (a)	21,097	21,178
5.366% due 03/25/2033 (a)	14,165	14,068
5.382% due 04/25/2033 (a)	30,491	30,513
4.080% due 07/25/2034 (a)	592	593
4.750% due 11/25/2035 (a)	240,300	239,056
Bear Stearns Alt-A Trust
5.433% due 05/25/2035 (a)	352,568	354,429
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	51	52
5.060% due 12/15/2010	25,879	26,062
7.000% due 05/20/2030	50,140	54,408
4.667% due 06/25/2030 (a)	944	963
Capco America Securitization Corp.
5.860% due 12/15/2007	14	14
Citigroup Mortgage Loan Trust, Inc.
4.722% due 05/25/2035 (a)	167,466	166,137
CMC Securities Corp.
7.250% due 11/25/2027	27	27
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	1,092	1,091
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	80
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	163
Commercial Mortgage Pass-Through Certificates
3.988% due 09/15/2014 (a)	37,000	37,052
6.145% due 05/15/2032	2,412	2,422
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	8,325	8,270
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (a)	77,663	77,663
Countrywide Home Loans, Inc.
5.989% due 07/19/2031 (a)	98	100
Credit-Based Asset Servicing & Securitization LLC
4.150% due 02/25/2030 (a)	4,004	4,009
4.380% due 04/25/2032 (a)	1,122	1,127
Crusade Global Trust
4.120% due 02/15/2030 (a)	1,517	1,517
CS First Boston Mortgage Securities Corp.
7.290% due 09/15/2009	335	361
6.000% due 02/25/2017	1,230	1,244
6.000% due 06/25/2017	93	93
7.500% due 03/25/2031	520	519
3.973% due 03/25/2032 (a)	2,220	2,224
4.160% due 03/25/2032 (a)	2,310	2,294
6.022% due 04/25/2032 (a)	2,798	2,805
4.220% due 05/25/2032 (a)	3,710	3,709
5.915% due 05/25/2032 (a)	1,810	1,818
4.430% due 12/25/2032 (a)	1,564	1,566
7.500% due 12/25/2032	29	29
6.500% due 04/25/2033	11,587	11,709
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (a)(l)	773	744
8.000% due 03/25/2022	19	19
6.406% due 03/25/2023 (a)	11	11
5.751% due 05/25/2024 (a)	8	8
6.402% due 10/25/2024 (a)	54	54
7.300% due 06/10/2032	515	557
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	78	78
Federal Agricultural Mortgage Corp.
7.930% due 01/25/2012 (a)	618	613
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)	275	275
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	5	5
First Interstate Bancorp.
8.875% due 01/01/2009 (l)	7	6
First Nationwide Trust
6.750% due 08/21/2031	19,838	19,950
8.500% due 08/25/2031	25	25
First Republic Mortgage Loan Trust
4.150% due 06/25/2030 (a)	5,602	5,601
4.068% due 08/15/2032 (a)	472	472
Fund America Investors Corp.
4.610% due 06/25/2023 (a)	592	597
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	256
6.974% due 05/15/2008	12,402	12,699
8.950% due 08/20/2017	91	91
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (l)	3,311	3,208
Government Lease Trust
6.390% due 05/18/2007	8,340	8,451
4.000% due 05/18/2011	35,750	34,861
6.480% due 05/18/2011	14,000	14,733
GS Mortgage Securities Corp.
6.526% due 08/15/2011	15,700	17,050
6.624% due 05/03/2018	55,900	61,322
6.044% due 08/15/2018	16,445	17,084
GSR Mortgage Loan Trust
6.000% due 03/25/2032	363	364
4.541% due 09/25/2035 (a)	150,200	148,548
4.548% due 09/25/2035 (a)	135,000	134,013
GSRPM Mortgage Loan Trust
4.530% due 01/25/2032 (a)	7,379	7,444
Home Savings of America
8.464% due 08/01/2006 (a)	1	0
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032 (a)	4,830	4,851
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031 (a)	520	519
4.997% due 01/25/2032 (a)	889	887
6.593% due 01/25/2032 (a)	3,523	3,522
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	66	73
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)	1,615	1,632
LB Mortgage Trust
8.407% due 01/20/2017 (a)	41,259	44,970
MASTR Adjustable Rate Mortgages Trust
6.183% due 10/25/2032 (a)	7,705	7,715
MASTR Alternative Loans Trust
3.844% due 08/25/2034	9,900	9,872
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,882	2,858
MASTR Seasoned Securities Trust
6.200% due 09/25/2017 (a)	42,427	43,112
Mellon Residential Funding Corp.
4.590% due 01/25/2029 (a)	3,224	3,253
4.134% due 07/25/2029 (a)	7,127	7,177
4.286% due 10/20/2029 (a)	24,338	24,408
4.008% due 06/15/2030 (a)	171	171
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)	129	129
6.888% due 06/15/2021 (a)	1,460	1,459
7.148% due 06/15/2021 (a)	1,370	1,368
7.696% due 06/15/2021 (a)	304	304
MLCC Mortgage Investors, Inc.
4.018% due 09/15/2026 (a)	5,876	5,883
Morgan Stanley Capital I, Inc.
6.170% due 10/03/2008	750	782
6.160% due 04/03/2009	6,535	6,684

	Principal Amount (000s)	Value (000s)
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006	$500	$505
Nationslink Funding Corp.
6.888% due 05/10/2007	420	432
4.285% due 11/10/2030 (a)	4,321	4,333
6.654% due 11/10/2030	10,589	10,675
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	5,144	5,325
Nomura Asset Securities Corp.
7.120% due 04/13/2039	460	466
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	85	86
Paine Webber CMO Trust
1359.500% due 08/01/2019 (e)	0	6
PNC Mortgage Acceptance Corp.
7.050% due 10/12/2033	21,478	22,147
PNC Mortgage Securities Corp.
6.300% due 03/25/2029	1,646	1,643
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	6,663	6,676
4.230% due 02/25/2034 (a)	28,166	28,219
Prudential Home Mortgage Securities
7.400% due 11/25/2007	27	27
7.500% due 03/25/2008	465	465
Prudential-Bache Trust
8.400% due 03/20/2021	1,051	1,049
RAAC Series
5.000% due 09/25/2034	20,664	20,629
Regal Trust IV
4.122% due 09/29/2031 (a)	2,986	2,979
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)	2	2
Residential Asset Mortgage Products, Inc.
4.000% due 07/25/2024 (a)	29,090	29,118
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,424	1,449
Ryland Acceptance Corp.
11.500% due 12/25/2016	20	21
SACO I, Inc.
4.020% due 07/25/2019 (a)	215	215
Salomon Brothers Mortgage Securities VII, Inc.
4.853% due 11/25/2022 (a)	28	26
3.937% due 10/25/2023 (a)	18	18
4.330% due 11/25/2024 (a)	253	253
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	419	421
Sears Mortgage Securities
12.000% due 02/25/2014	146	146
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)	64	65
4.231% due 11/26/2023 (a)	199	199
Sequoia Mortgage Trust
4.139% due 10/19/2026 (a)	1,131	1,133
4.136% due 06/20/2032 (a)	928	930
4.146% due 07/20/2033 (a)	691	692
4.081% due 04/25/2035 (a)	73,196	71,885
Structured Adjustable Rate Mortgage Loan Trust
3.950% due 01/25/2035 (a)	18,241	18,254
3.950% due 03/25/2035 (a)	14,808	14,812
Structured Asset Mortgage Investments, Inc.
5.325% due 05/25/2022 (a)	3,780	3,752
4.559% due 02/25/2030 (a)	130	131
6.750% due 04/30/2030	3	3
5.218% due 04/25/2032 (a)	933	934
4.119% due 09/19/2032 (a)	56,046	56,107
Structured Asset Securities Corp.
7.500% due 07/25/2016	850	849
6.250% due 01/25/2032 (a)	17,470	17,740
6.097% due 02/25/2032 (a)	5,752	5,770
4.857% due 05/25/2032 (a)	755	758
4.330% due 07/25/2032 (a)	64	64
6.150% due 07/25/2032 (a)	10,716	10,711
4.120% due 01/25/2033 (a)	6,683	6,706
5.450% due 03/25/2033 (a)	21,530	21,167
4.000% due 12/25/2034 (a)	3,351	3,353
3.950% due 03/25/2035 (a)	20,724	20,739
3.930% due 06/25/2035 (a)	37,422	37,446
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)	43	43
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (a)	1,259	1,260
Torrens Trust
4.028% due 07/15/2031 (a)	6,596	6,596
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,142
6.800% due 01/25/2028	7,312	7,410
Vendee Mortgage Trust
0.441% due 06/15/2023 (e)	39,364	595
6.500% due 09/15/2024	27,162	28,487
6.821% due 01/15/2030 (a)	4,302	4,400
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	1,778	1,778
4.150% due 12/25/2027 (a)	50,351	50,418
5.131% due 10/25/2032 (a)	21,543	21,562
5.375% due 02/25/2033 (a)	57	57
5.014% due 05/25/2033 (a)	2,489	2,485
4.007% due 02/27/2034 (a)	99	98
4.170% due 11/25/2035 (a)	118,700	118,719
4.237% due 12/25/2040 (a)	7,060	7,045
4.265% due 06/25/2042 (a)	9,628	9,722
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)	529	519

Total Mortgage-Backed Securities (Cost $2,718,165)		2,719,302

ASSET-BACKED SECURITIES 3.1%

AAA Trust
3.930% due 11/26/2035 (a)	320,475	320,519
Aames Mortgage Investment Trust
3.910% due 07/25/2035 (a)	25,853	25,868
Accredited Mortgage Loan Trust
4.000% due 10/25/2034 (a)	1,122	1,123
3.930% due 04/25/2035 (a)	5,550	5,555
Advanta Mortgage Loan Trust
4.205% due 11/25/2029 (a)	602	604
8.250% due 08/25/2030	7,076	7,257
Aegis Asset-Backed Securities Trust
4.030% due 09/25/2034 (a)	38,541	38,564
4.181% due 10/25/2034 (a)	70,193	70,274
3.980% due 03/25/2035 (a)	12,413	12,425
Ameriquest Mortgage Securities, Inc.
4.650% due 10/25/2031 (a)	6,699	6,708
4.240% due 03/25/2033 (a)	2,253	2,256
4.260% due 10/25/2033 (a)	615	616
3.948% due 10/25/2035 (a)	16,160	16,170
Amortizing Residential Collateral Trust
4.100% due 06/25/2032 (a)	892	894
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	33,000	33,036
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/25/2035 (a)	17,065	17,078
Bank One Heloc Trust
4.056% due 04/20/2020 (a)	4,526	4,533
Bank One Issuance Trust
3.818% due 02/17/2009 (a)	53,900	53,953
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 07/25/2031 (a)	43,551	43,599
4.040% due 09/25/2031 (a)	28,074	28,103
4.160% due 10/25/2032 (a)	7,923	7,941
4.230% due 10/25/2032 (a)	5,948	5,976
4.000% due 12/25/2042 (a)	22,376	22,382
5.086% due 06/25/2043 (a)	8,851	8,789
Brazos Student Finance Corp.
4.238% due 06/01/2023 (a)	13,480	13,602
3.963% due 12/01/2025 (a)	8,015	8,020
Capital Auto Receivables Asset Trust
3.778% due 06/15/2006 (a)	12,870	12,877
3.858% due 04/16/2007 (a)	54,703	54,761
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	76,857	76,898
Cendant Mortgage Corp.
6.000% due 10/21/2033 (a)	8,448	8,501
Centex Home Equity Co. LLC
4.130% due 09/25/2033 (a)	392	393
3.920% due 06/25/2035 (a)	11,603	11,610
Champion Home Equity Loan Trust
4.090% due 03/25/2029 (a)	316	317
4.230% due 09/25/2029 (a)	830	831
Chase Credit Card Master Trust
3.818% due 04/15/2008 (a)	194,675	194,815
3.888% due 09/15/2008 (a)	4,175	4,181
Chase Funding Mortgage Loan Asset-Backed Certificates
7.333% due 11/25/2011	447	450
4.150% due 08/25/2032 (a)	4,908	4,917
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	52	52
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)	1,825	1,822
Community Program Loan Trust
4.500% due 10/01/2018	12,219	12,106
4.500% due 04/01/2029	26,000	24,355
Conseco Finance Corp.
4.218% due 05/15/2032 (a)	145	145
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)	2,786	2,787
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (a)	9,311	9,319
3.980% due 10/25/2023 (a)	21,235	21,250
3.980% due 05/25/2035 (a)	5,267	5,264
3.910% due 06/25/2035 (a)	150,589	150,679
3.950% due 06/25/2035 (a)	22,243	22,253
3.980% due 06/25/2035 (a)	47,743	47,768
Credit-Based Asset Servicing & Securitization LLC
4.150% due 06/25/2032 (a)	5,787	5,794
CS First Boston Mortgage Securities Corp.
4.180% due 07/25/2032 (a)	5,025	5,037
4.200% due 08/25/2032 (a)	3,961	3,975
Delta Funding Home Equity Loan Trust
4.178% due 09/15/2029 (a)	533	534
Denver Arena Trust
6.940% due 11/15/2019	3,609	3,620
Discover Card Master Trust I
4.143% due 10/16/2013 (a)	400	407
EQCC Home Equity Loan Trust
4.088% due 10/15/2027 (a)	88	88
7.448% due 08/25/2030	9	9
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)	7,041	7,045
Equity One ABS, Inc.
4.110% due 11/25/2032 (a)	51	51
3.990% due 07/25/2034 (a)	1,638	1,639
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	11	11
First Alliance Mortgage Loan Trust
4.270% due 01/25/2025 (a)	59	59
4.556% due 03/20/2031 (a)	3,078	3,081
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.010% due 06/25/2024 (a)	27,665	27,686
3.910% due 04/25/2034 (a)	16,822	16,834
3.960% due 10/25/2034 (a)	60	60
First NLC Trust
3.940% due 09/25/2035 (a)	17,687	17,698
Fleet Credit Card Master Trust II
2.750% due 04/15/2008	27,538	27,544

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
FMAC Loan Receivables Trust
7.900% due 04/15/2019		$20	$18
6.500% due 09/15/2020		106	61
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)		22,537	22,555
3.930% due 06/25/2035 (a)		19,159	19,180
3.940% due 06/25/2035 (a)		23,987	23,996
3.950% due 07/25/2035 (a)		62,355	62,393
GMAC Mortgage Corp. Loan Trust
7.950% due 03/25/2030 (a)		1,443	1,441
3.950% due 10/25/2033 (a)		877	878
Green Tree Financial Corp.
6.240% due 11/01/2016		55	56
5.760% due 11/01/2018		11	11
6.870% due 02/01/2030		1,231	1,259
6.480% due 12/01/2030		55	56
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	118
GSAMP Trust
3.930% due 03/25/2035 (a)		26,654	26,674
Home Equity Asset Trust
4.130% due 11/25/2032 (a)		154	154
4.290% due 05/25/2033 (a)		4,126	4,137
4.020% due 10/25/2034 (a)		25,081	25,097
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		22,999	23,039
4.146% due 02/21/2033 (a)		2,282	2,288
IMC Home Equity Loan Trust
7.500% due 04/25/2026		144	145
6.780% due 07/25/2026 (a)		104	104
7.520% due 08/20/2028		32	32
7.310% due 11/20/2028		61	61
Indymac Home Equity Loan Asset-Backed Trust
4.120% due 07/25/2030 (a)		159	159
Indymac Residential Asset-Backed Trust
3.929% due 10/25/2035 (a)		105,700	105,783
Irwin Home Equity Loan Trust
4.200% due 02/25/2012 (a)		1,101	1,102
4.205% due 06/25/2021 (a)		2,094	2,097
IXIS Real Estate Capital Trust
3.940% due 06/25/2035 (a)		2,870	2,872
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)		4,910	4,913
Merrill Lynch Mortgage Investors, Inc.
4.148% due 03/15/2025 (a)		431	433
4.010% due 07/25/2035 (a)		1,190	1,191
3.940% due 10/25/2035 (a)		6,555	6,560
3.920% due 12/25/2035 (a)		38,108	38,130
Mid-State Trust
8.330% due 04/01/2030		32,368	34,570
7.340% due 07/01/2035		1,299	1,369
6.340% due 10/15/2036		28,702	29,866
7.791% due 03/15/2038		5,417	5,937
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.930% due 01/25/2035 (a)		16,070	16,081
3.960% due 01/25/2035 (a)		12,287	12,295
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		233	235
Morgan Stanley Home Equity Loans
3.950% due 12/25/2034 (a)		24,226	24,242
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		6,014	6,225
Nelnet Student Loan Trust
3.280% due 06/22/2011 (a)		6,539	6,551
3.700% due 01/25/2013 (a)		1,062	1,063
New Century Home Equity Loan Trust
7.540% due 06/25/2029		9	9
7.320% due 07/25/2029		2	2
4.000% due 05/25/2034 (a)		8,310	8,315
4.080% due 08/25/2034 (a)		4,768	4,772
3.970% due 02/25/2035 (a)		12,196	12,205
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008		8,100	8,081
Novastar Home Equity Loan
4.105% due 04/25/2028 (a)		130	130
NPF XII, Inc.
2.463% due 11/01/2024 (a)(c)		49,000	3,856
Option One Mortgage Loan Trust
4.410% due 06/25/2030 (a)		948	949
3.960% due 02/25/2035 (a)		1,436	1,437
Park Place Securities, Inc.
4.000% due 10/25/2034 (a)		2,903	2,905
3.910% due 06/25/2035 (a)		46,990	47,004
3.950% due 01/25/2036 (a)		537	538
Quest Trust
4.260% due 08/25/2011 (a)		13,926	13,946
4.390% due 06/25/2034 (a)		4,125	4,135
RAAC Series
4.010% due 06/25/2013 (a)		2,291	2,293
Renaissance Home Equity Loan Trust
4.180% due 08/25/2032 (a)		4,271	4,287
4.030% due 03/25/2034 (a)		12,398	12,408
3.990% due 05/25/2034 (a)		6,536	6,540
4.050% due 11/25/2034 (a)		1,494	1,495
4.190% due 11/25/2034 (a)		619	622
4.030% due 02/25/2035 (a)		32,471	32,541
Residential Asset Mortgage Products, Inc.
3.970% due 05/25/2024 (a)		5,930	5,936
3.940% due 01/25/2025 (a)		32,268	32,290
3.930% due 04/25/2025 (a)		10,625	10,632
3.970% due 02/25/2026 (a)		1,835	1,837
3.970% due 05/25/2026 (a)		86	86
3.960% due 06/25/2027 (a)		24,189	24,213
4.130% due 01/25/2034 (a)		55,551	55,687
3.930% due 12/25/2034 (a)		38,076	38,106
3.960% due 01/25/2035 (a)		13,086	13,098
Residential Asset Securities Corp.
3.930% due 03/25/2025 (a)		12,567	12,577
3.960% due 01/25/2035 (a)		13,036	13,047
Residential AssetMortgage Products, Inc.
3.940% due 02/25/2035 (a)		7,372	7,378
Residential Funding Mortgage Securities II
3.930% due 12/25/2018 (a)		213	213
Residential Mortgage Loan Trust
5.330% due 09/25/2029 (a)		57	57
Salomon Brothers Mortgage Securities VII, Inc.
4.110% due 09/25/2028 (a)		3,352	3,358
4.130% due 03/25/2032 (a)		2,413	2,420
Saxon Asset Securities Trust
4.090% due 08/25/2032 (a)		545	546
4.230% due 12/25/2032 (a)		309	310
3.990% due 08/25/2035 (a)		29,321	29,344
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)		72,250	72,328
SLM Student Loan Trust
3.630% due 07/27/2009 (a)		3,282	3,284
3.640% due 10/26/2009 (a)		8,794	8,798
4.268% due 10/25/2010 (a)		93	94
3.850% due 04/25/2011 (a)		1,522	1,526
Soundview Home Equity Loan Trust
3.950% due 04/25/2035 (a)		4,235	4,238
Specialty Underwriting & Residential Finance
4.160% due 06/25/2034 (a)		20	20
Structured Asset Investment Loan Trust
3.980% due 10/25/2013 (a)		4,854	4,857
4.010% due 12/25/2013 (a)		37,671	37,703
3.950% due 02/25/2014 (a)		21,708	21,726
4.180% due 04/25/2033 (a)		9,319	9,329
4.030% due 04/25/2034 (a)		20,861	20,879
Structured Asset Securities Corp.
4.280% due 02/25/2033 (a)		2,734	2,743
4.030% due 10/25/2034 (a)		25,701	25,728
3.920% due 02/25/2035 (a)		12,046	12,055
3.950% due 02/25/2035 (a)		7,935	7,941
Toyota Auto Receivables Owner Trust
3.798% due 08/15/2007 (a)		2,626	2,628
Wachovia Mortgage Loan Trust LLC
3.950% due 10/25/2035 (a)		56,500	56,544
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		8,466	8,472
4.000% due 09/25/2034 (a)		12,832	12,842
WMC Mortgage Loan
4.448% due 10/15/2029 (a)		5,652	5,657
4.108% due 05/15/2030 (a)		6,567	6,573

Total Asset-Backed Securities (Cost $2,838,532)			2,806,365

SOVEREIGN ISSUES 2.7%

Republic of Brazil
4.250% due 04/15/2006 (a)		38,040	38,111
4.313% due 04/15/2009 (a)		57,646	57,358
9.760% due 06/29/2009 (a)		3,800	4,460
9.250% due 10/22/2010		900	1,014
11.000% due 01/11/2012		2,490	3,058
4.313% due 04/15/2012 (a)		32,188	31,747
10.500% due 07/14/2014		9,800	11,887
8.000% due 01/15/2018		525,124	557,419
8.875% due 10/14/2019		34,900	37,989
Republic of Colombia
10.750% due 01/15/2013		90	114
Republic of Panama
8.250% due 04/22/2008		59,550	64,537
9.625% due 02/08/2011		21,000	25,200
9.375% due 07/23/2012		49,060	59,608
10.750% due 05/15/2020		6,500	9,084
9.375% due 01/16/2023		44,520	56,429
8.875% due 09/30/2027		29,750	36,369
Republic of Peru
9.125% due 01/15/2008		13,000	14,105
9.125% due 02/21/2012		118,900	143,274
9.875% due 02/06/2015		8,500	10,901
5.000% due 03/07/2017 (a)		22,055	21,700
Republic of South Africa
2.120% due 03/26/2009		2,000	2,017
9.125% due 05/19/2009		28,525	32,519
6.500% due 06/02/2014		27,000	29,565
Republic of Ukraine
6.875% due 03/04/2011		8,000	8,446
Russian Federation
8.250% due 03/31/2010		480	521
5.000% due 03/31/2030 (a)		443,415	510,616
United Mexican States
10.375% due 02/17/2009		582	682
9.875% due 02/01/2010		23,900	28,489
8.375% due 01/14/2011		23,693	27,306
7.500% due 01/14/2012		9,160	10,300
6.375% due 01/16/2013		97,275	103,744
6.625% due 03/03/2015		17,000	18,513
11.375% due 09/15/2016		4,450	6,575
8.125% due 12/30/2019		38,000	46,170
8.000% due 09/24/2022		50,810	61,861
8.300% due 08/15/2031		239,890	300,462
United Mexican States Value Recovery Right
0.000% due 06/30/2006 (a)		1,000	21
0.000% due 06/30/2007 (a)		1,000	26

Total Sovereign Issues (Cost $2,118,605)			2,372,197

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 0.5%

Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	2,300	3,208
Commonwealth of Canada
3.000% due 06/01/2006	C$	791	680
5.750% due 06/01/2033		72,400	77,694
3.000% due 12/01/2036 (f)		35,961	40,746
Commonwealth of New Zealand
4.500% due 02/15/2016 (f)	N$	81,500	75,486
El Paso Corp.
7.125% due 05/06/2009	EC	63,300	80,451
Ford Motor Credit Co.
5.625% due 06/06/2006		5,000	6,089
6.750% due 01/14/2008		8,000	9,900
5.250% due 06/16/2008		15,000	9,099
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	26,807
General Motors Acceptance Corp.
4.375% due 09/26/2006		3,000	3,605
Government of Poland
5.750% due 03/24/2010	PZ	54,490	17,426
HBOS PLC
4.875% due 03/29/2049	EC	14,090	18,358
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	7,138
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	38,073

	Principal Amount (000s)		Value (000s)
Republic of Italy
1.650% due 09/15/2008		$39,149	$48,886
United Kingdom Gilt
5.000% due 03/07/2012		BP 50	92
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	18,397
7.500% due 03/08/2010	EC	5,000	7,067

Total Foreign Currency-Denominated Issues (Cost $396,072)			489,202

	# of Contracts

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/06/2036		435,700	3,886

Total Purchased Call Options (Cost $12,852)			3,886

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (m) 42.5%

Certificates of Deposit 6.1%

Barclays Bank PLC
3.775% due 11/23/2005		$300,000	300,004
BNP Paribas Finance
3.670% due 11/04/2005		200,000	199,999
3.675% due 11/07/2005		177,000	177,001
3.770% due 11/23/2005		200,000	200,001
Citibank New York N.A.
3.590% due 10/25/2005		217,300	217,300
3.670% due 11/04/2005		44,000	44,000
3.700% due 11/09/2005		223,800	223,800
3.720% due 11/09/2005		196,500	196,500
3.720% due 11/10/2005		39,000	39,000
3.740% due 11/18/2005		275,000	275,000
3.780% due 11/23/2005		200,000	200,000
3.790% due 12/12/2005		231,000	231,000
3.800% due 12/12/2005		255,000	255,000
3.845% due 12/19/2005		155,300	155,300
3.970% due 12/29/2005		152,000	152,000
Dexia Bank New York N.A.
3.600% due 10/25/2005		174,800	174,801
Skandinaviska Enskilda Banken AB
3.270% due 01/23/2006		100,000	98,735
Societe Generale N.A.
3.785% due 11/25/2005		251,000	251,000
Unicredito Italiano SpA NY
3.615% due 10/28/2005		430,000	430,001
3.752% due 11/17/2005		200,000	200,001
3.757% due 11/18/2005		369,000	369,001
Wells Fargo Bank, N.A.
3.760% due 10/05/2005		500,000	500,000
3.760% due 10/13/2005		580,500	580,500

			5,469,944

Commercial Paper 28.4%

ABN AMRO North America
3.440% due 10/11/2005		78,200	78,140
3.520% due 10/19/2005		8,800	8,786
3.775% due 12/23/2005		39,400	39,040
Anz Delaware, Inc.
3.540% due 10/25/2005		26,500	26,443
3.560% due 10/27/2005		250,000	249,407
3.570% due 10/28/2005		188,500	188,033
3.660% due 11/04/2005		79,800	79,540
3.680% due 11/14/2005		27,800	27,681
3.790% due 12/27/2005		7,700	7,626
3.910% due 12/28/2005		14,800	14,656
Anz National International Ltd.
3.300% due 10/03/2005		99,600	99,600
3.620% due 10/03/2005		7,000	7,000
3.510% due 10/14/2005		5,121	5,116
3.510% due 10/18/2005		1,300	1,298
3.535% due 10/21/2005		18,900	18,867
3.660% due 10/21/2005		3,100	3,094
3.565% due 10/25/2005		200,000	199,564
3.630% due 11/03/2005		128,500	128,098
3.740% due 11/28/2005		94,000	93,453
3.750% due 12/12/2005		9,100	9,028
3.830% due 12/21/2005		42,700	42,320
3.860% due 12/22/2005		56,200	55,693
ASB Bank Ltd.
3.460% due 10/07/2005		1,800	1,799
3.550% due 10/07/2005		25,010	25,000
3.590% due 10/11/2005		14,400	14,389
3.510% due 10/18/2005		2,800	2,796
3.515% due 10/18/2005		9,700	9,686
3.580% due 10/21/2005		5,300	5,291
3.620% due 10/21/2005		3,600	3,593
3.710% due 11/10/2005		1,000	996
3.710% due 11/17/2005		3,300	3,285
3.720% due 11/17/2005		21,100	21,002
3.740% due 11/17/2005		2,700	2,687
3.970% due 01/20/2006		100,000	98,769
Bank of America Corp.
3.525% due 10/17/2005		165,000	164,774
3.540% due 11/01/2005		250,600	249,885
3.730% due 11/21/2005		279,100	277,683
3.850% due 12/21/2005		210,000	208,131
Bank of America, N.A.
3.370% due 10/13/2005		300,000	299,719
Bank of England
0.000% due 12/15/2005		80,000	95,756
Bank of Ireland
3.470% due 10/11/2005		20,689	20,673
3.370% due 10/17/2005		54,000	53,929
3.360% due 10/18/2005		50,000	49,930
3.520% due 10/20/2005		20,000	19,967
3.680% due 11/14/2005		315,800	314,444
3.765% due 12/14/2005		50,000	49,595
3.750% due 12/16/2005		120,600	119,595
3.830% due 01/19/2006		382,800	378,130
3.965% due 01/27/2006		196,200	193,628
3.970% due 01/27/2006		135,900	134,118
Barclays U.S. Funding Corp.
3.425% due 10/03/2005		14,200	14,200
3.450% due 10/05/2005		15,900	15,897
3.760% due 10/27/2005		14,400	14,364
3.685% due 11/10/2005		24,500	24,405
3.745% due 11/22/2005		1,300	1,293
3.655% due 11/28/2005		157,600	156,704
3.765% due 12/12/2005		31,500	31,252
3.890% due 12/12/2005		5,000	4,961
3.785% due 12/14/2005		24,000	23,806
3.830% due 12/27/2005		1,300	1,288
BNP Paribas Finance
3.870% due 10/03/2005		10,500	10,500
3.365% due 10/17/2005		50,000	49,935
3.550% due 10/25/2005		100,000	99,783
3.680% due 11/14/2005		28,200	28,079
3.685% due 11/14/2005		165,600	164,888
3.640% due 11/28/2005		257,500	256,042
3.680% due 12/02/2005		2,400	2,384
3.690% due 12/05/2005		300	298
3.745% due 12/12/2005		4,600	4,564
3.790% due 12/12/2005		190	189
3.770% due 12/19/2005		4,200	4,164
Caisse d’Amortissement de la Dette Sociale
3.620% due 11/01/2005		100,000	99,708
3.620% due 11/04/2005		50,000	49,839
3.710% due 11/15/2005		81,685	81,323
Carolina Power & Light Co.
3.670% due 10/11/2005		34,100	34,072
CBA (de) Finance
3.460% due 10/07/2005		4,350	4,348
3.550% due 10/24/2005		12,100	12,075
3.600% due 10/24/2005		1,400	1,397
3.550% due 10/25/2005		5,200	5,189
3.630% due 10/25/2005		5,400	5,388
3.650% due 11/08/2005		35,200	35,072
3.680% due 11/14/2005		147,600	146,966
3.690% due 11/14/2005		700	697
3.720% due 11/21/2005		134,100	133,421
3.755% due 12/13/2005		9,400	9,325
3.780% due 12/15/2005		7,500	7,438
3.800% due 12/19/2005		67,800	67,212
3.860% due 12/20/2005		2,300	2,280
3.680% due 12/28/2005		900	891
3.910% due 12/28/2005		2,700	2,674
3.935% due 12/30/2005		5,900	5,841
CDC Commercial Paper, Inc.
3.620% due 11/07/2005		300	299
3.670% due 11/09/2005		18,600	18,530
3.590% due 11/18/2005		5,000	4,977
3.710% due 11/21/2005		5,800	5,771
3.750% due 12/07/2005		30,000	29,781
Cox Communications, Inc.
3.688% due 01/11/2006		100,000	100,000
3.688% due 01/17/2006		16,300	16,300
Danske Corp.
3.620% due 10/06/2005		5,700	5,698
3.460% due 10/11/2005		7,300	7,294
3.450% due 10/17/2005		55,800	55,725
3.550% due 10/25/2005		10,100	10,078
3.750% due 10/26/2005		43,115	43,012
3.630% due 10/28/2005		58,111	57,965
3.780% due 11/03/2005		12,400	12,360
3.605% due 11/04/2005		10,100	10,068
3.625% due 11/07/2005		18,100	18,036
3.670% due 11/07/2005		1,300	1,295
3.635% due 11/08/2005		2,200	2,192
3.680% due 11/14/2005		27,000	26,884
3.720% due 11/23/2005		5,800	5,769
3.750% due 12/02/2005		8,600	8,542
3.800% due 12/02/2005		3,300	3,278
3.685% due 12/09/2005		2,400	2,382
3.735% due 12/12/2005		273,000	270,849
3.740% due 12/12/2005		4,800	4,762
3.745% due 12/12/2005		4,500	4,465
3.760% due 12/12/2005		200	198
3.920% due 12/12/2005		5,600	5,556
3.745% due 12/13/2005		335,000	332,323
3.755% due 12/16/2005		9,400	9,322
3.820% due 12/23/2005		2,300	2,279
3.915% due 12/27/2005		1,000	990
3.800% due 01/17/2006		25,400	25,096

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
Den Norske Bank ASA
3.295% due 10/03/2005	$34,000	$34,000
3.460% due 10/12/2005	12,200	12,189
3.510% due 10/18/2005	9,800	9,786
3.680% due 11/14/2005	25,000	24,893
3.590% due 11/21/2005	25,000	24,878
Dexia Delaware LLC
3.430% due 10/05/2005	39,900	39,892
3.435% due 10/05/2005	43,600	43,592
3.570% due 10/24/2005	185,300	184,914
3.560% due 10/25/2005	184,200	183,799
3.610% due 11/01/2005	19,110	19,054
3.650% due 11/01/2005	500	499
3.670% due 11/14/2005	105,000	104,550
3.690% due 11/15/2005	200,000	199,118
3.710% due 11/21/2005	287,800	286,347
3.735% due 11/22/2005	300,000	298,444
3.730% due 11/23/2005	147,700	146,920
3.740% due 11/28/2005	47,700	47,422
3.760% due 12/16/2005	134,900	133,776
3.860% due 12/23/2005	155,600	154,179
3.920% due 12/23/2005	135,700	134,461
3.905% due 12/28/2005	23,700	23,470
DnB NORBank ASA
3.445% due 10/05/2005	2,800	2,799
3.620% due 10/11/2005	35,700	35,671
3.550% due 10/12/2005	700	699
3.620% due 10/12/2005	2,350	2,348
3.650% due 10/18/2005	350	349
3.525% due 11/07/2005	100	100
3.680% due 11/07/2005	400	399
3.700% due 11/07/2005	29,500	29,394
3.720% due 11/07/2005	1,900	1,893
3.720% due 11/14/2005	2,400	2,390
3.820% due 11/14/2005	16,700	16,626
3.580% due 11/17/2005	11,200	11,150
3.595% due 11/21/2005	37,300	37,117
3.730% due 11/21/2005	1,400	1,393
3.750% due 11/21/2005	900	895
3.780% due 12/22/2005	6,600	6,540
3.795% due 12/23/2005	13,600	13,476
3.800% due 01/13/2006	4,600	4,547
Fannie Mae
3.190% due 10/03/2005	1,664	1,664
3.373% due 10/05/2005	267	267
3.228% due 10/19/2005	14,600	14,578
3.230% due 10/19/2005	439,000	438,370
3.323% due 10/19/2005	2,680	2,676
3.348% due 10/19/2005	48,855	48,779
3.230% due 10/26/2005	56,671	56,544
3.479% due 10/26/2005	91,243	91,039
3.480% due 10/26/2005	68,100	67,947
3.482% due 10/26/2005	7,900	7,882
3.484% due 10/26/2005	8,700	8,680
3.260% due 11/02/2005	7,200	7,179
3.365% due 11/02/2005	5,575	5,558
3.438% due 11/04/2005	51,950	51,788
3.450% due 11/04/2005	6,900	6,879
3.571% due 11/09/2005	1,600	1,594
3.575% due 11/09/2005	89,600	89,268
3.600% due 11/09/2005	322	321
3.615% due 11/16/2005	10,600	10,553
3.628% due 11/23/2005	4,000	3,979
3.645% due 11/23/2005	300,000	298,447
3.649% due 11/23/2005	18,956	18,857
3.360% due 11/30/2005	33,500	33,319
3.630% due 12/01/2005	126,335	125,583
3.600% due 12/09/2005	31,769	31,529
3.650% due 12/14/2005	47,976	47,587
3.710% due 12/19/2005	1,225	1,214
3.670% due 01/04/2006	27,950	27,657
3.765% due 01/18/2006	8,140	8,042
3.845% due 02/08/2006	70,292	69,274
3.840% due 02/15/2006	37,000	36,434
3.675% due 03/01/2006	300	295
3.860% due 03/22/2006	12,057	11,823
3.994% due 03/29/2006	1,300	1,274
Federal Home Loan Bank
3.180% due 10/03/2005	484,300	484,300
3.380% due 10/11/2005	2,100	2,098
3.598% due 10/14/2005	24,900	24,872
3.460% due 10/19/2005	40,270	40,208
3.464% due 10/21/2005	2,800	2,795
3.465% due 10/21/2005	71,803	71,679
3.493% due 10/26/2005	11,000	10,975
3.494% due 10/26/2005	14,592	14,559
3.498% due 10/26/2005	66,600	66,451
3.550% due 11/04/2005	10,900	10,866
3.595% due 11/14/2005	69,904	69,610
3.640% due 11/23/2005	38,231	38,033
3.648% due 11/23/2005	4,800	4,775
3.670% due 11/25/2005	181	180
3.673% due 11/25/2005	156	155
3.680% due 11/25/2005	505,458	502,720
3.590% due 12/02/2005	21,000	20,874
3.680% due 12/06/2005	1,300	1,291
3.750% due 02/03/2006	11,025	10,872
3.840% due 02/22/2006	1,498	1,474
ForeningsSparbanken AB
3.450% due 10/06/2005	5,400	5,398
3.450% due 10/07/2005	200	200
3.740% due 10/24/2005	15,100	15,067
Fortis Funding
3.640% due 11/28/2005	13,900	13,821
3.720% due 12/12/2005	29,200	28,970
3.770% due 12/14/2005	50,000	49,595
3.780% due 12/14/2005	56,195	55,740
3.965% due 01/30/2006	15,100	14,897
Freddie Mac
3.180% due 10/03/2005	464,800	464,800
3.189% due 10/04/2005	5,900	5,899
3.190% due 10/04/2005	3,461	3,461
3.380% due 10/11/2005	100	100
3.390% due 10/11/2005	59,700	59,655
3.239% due 10/18/2005	5,176	5,169
3.404% due 10/18/2005	6,200	6,191
3.409% due 10/18/2005	11,600	11,582
3.473% due 10/25/2005	140	140
3.480% due 10/25/2005	1,699	1,695
3.487% due 10/25/2005	96,870	96,663
3.238% due 11/01/2005	31,500	31,416
3.254% due 11/01/2005	39,000	38,896
3.255% due 11/01/2005	256,100	255,417
3.271% due 11/01/2005	12,100	12,066
3.302% due 11/01/2005	222,077	221,444
3.329% due 11/01/2005	84,351	84,110
3.345% due 11/01/2005	2,200	2,194
3.348% due 11/01/2005	400	399
3.310% due 11/02/2005	541,800	540,306
3.310% due 11/03/2005	6,500	6,481
3.579% due 11/08/2005	5,100	5,082
3.585% due 11/08/2005	5,273	5,254
3.587% due 11/08/2005	9,300	9,266
3.500% due 11/10/2005	9,900	9,863
3.620% due 11/15/2005	13,100	13,043
3.639% due 11/22/2005	48,440	48,193
3.650% due 11/22/2005	94,555	94,073
3.653% due 11/22/2005	17,900	17,809
3.347% due 11/29/2005	600	597
3.360% due 11/29/2005	9,100	9,052
3.579% due 12/12/2005	9,000	8,929
3.590% due 12/12/2005	9,500	9,425
3.619% due 12/12/2005	11,800	11,707
3.636% due 12/12/2005	7,300	7,242
3.695% due 12/13/2005	12,800	12,698
3.702% due 12/13/2005	5,513	5,469
3.740% due 12/27/2005	33,414	33,094
3.655% due 01/10/2006	98,372	97,272
3.776% due 01/31/2006	51,472	50,774
3.850% due 02/21/2006	88,784	87,365
3.845% due 03/21/2006	51,529	50,537
3.965% due 03/28/2006	56,500	55,365
General Electric Capital Corp.
3.500% due 10/12/2005	5,500	5,495
3.580% due 10/12/2005	1,237	1,236
3.700% due 10/12/2005	2,300	2,298
3.500% due 10/13/2005	2,100	2,098
3.520% due 10/17/2005	7,600	7,590
3.560% due 10/20/2005	300	299
3.580% due 10/26/2005	190,100	189,665
3.620% due 11/02/2005	6,000	5,982
3.700% due 11/15/2005	19,800	19,712
3.700% due 11/16/2005	59,000	58,733
3.730% due 12/08/2005	17,500	17,370
3.730% due 12/12/2005	10,400	10,318
3.910% due 12/27/2005	27,000	26,741
HBOS Treasury Services PLC
3.455% due 10/05/2005	95	95
3.450% due 10/06/2005	132,200	132,162
3.470% due 10/12/2005	90,000	89,922
3.515% due 10/17/2005	107,400	107,253
3.505% due 10/18/2005	6,400	6,391
3.515% due 10/18/2005	13,500	13,480
3.580% due 10/18/2005	2,900	2,896
3.510% due 10/19/2005	3,900	3,894
3.530% due 10/20/2005	189,100	188,785
3.550% due 10/25/2005	2,000	1,996
3.565% due 10/26/2005	150,000	149,658

	Principal Amount (000s)	Value (000s)
3.740% due 10/26/2005	$80,900	$80,707
3.585% due 10/27/2005	120,000	119,713
3.615% due 11/03/2005	24,300	24,224
3.740% due 11/09/2005	1,300	1,295
3.680% due 11/14/2005	69,600	69,301
3.685% due 11/14/2005	22,200	22,105
3.590% due 11/15/2005	350	348
3.690% due 11/15/2005	5,200	5,177
3.710% due 11/18/2005	13,500	13,436
3.720% due 11/22/2005	143,700	142,958
3.740% due 11/23/2005	275,000	273,543
3.755% due 11/25/2005	6,890	6,852
3.720% due 11/30/2005	400	398
3.760% due 11/30/2005	13,700	13,617
3.750% due 12/01/2005	5,500	5,466
3.760% due 12/02/2005	86,800	86,214
3.695% due 12/09/2005	67,700	67,190
3.780% due 12/23/2005	175,000	173,402
3.850% due 12/23/2005	81,400	80,657
3.915% due 12/29/2005	297,200	294,281
3.970% due 01/30/2006	70,000	69,058
ING U.S. Funding LLC
3.740% due 10/14/2005	9,600	9,589
3.510% due 10/18/2005	51,900	51,824
3.560% due 10/26/2005	33,800	33,723
3.570% due 10/27/2005	1,100	1,097
3.770% due 10/27/2005	21,550	21,496
3.600% due 10/28/2005	12,900	12,868
3.620% due 10/28/2005	1,300	1,297
3.630% due 10/28/2005	24,846	24,783
3.610% due 11/01/2005	14,600	14,558
3.620% due 11/01/2005	200	199
3.660% due 11/07/2005	7,350	7,324
3.730% due 11/10/2005	13,900	13,845
3.760% due 11/29/2005	36,000	35,786
3.760% due 12/01/2005	3,800	3,777
3.760% due 12/16/2005	100,000	99,167
3.845% due 12/16/2005	3,900	3,868
Lloyds TSB Bank PLC
3.785% due 12/23/2005	150,400	149,027
National Australia Funding, Inc.
3.740% due 10/04/2005	15,000	14,998
Nordea North America, Inc.
3.520% due 10/21/2005	22,000	21,961
3.550% due 10/26/2005	224,400	223,891
3.570% due 10/28/2005	110,300	110,027
3.580% due 10/28/2005	48,200	48,080
3.620% due 10/31/2005	51,800	51,654
3.610% due 11/01/2005	18,000	17,948
3.670% due 11/01/2005	1,700	1,695
3.620% due 11/02/2005	80,700	80,457
3.650% due 11/02/2005	12,000	11,963
3.670% due 11/10/2005	1,500	1,494
3.710% due 11/21/2005	10,000	9,950
3.715% due 11/21/2005	129,000	128,348
3.720% due 11/22/2005	76,900	76,503
3.730% due 11/22/2005	8,150	8,108
3.730% due 11/23/2005	100,000	99,472
3.750% due 11/29/2005	2,050	2,038
3.870% due 12/01/2005	36,700	36,467
3.740% due 12/02/2005	295,300	293,307
3.760% due 12/02/2005	85,000	84,426
3.685% due 12/09/2005	4,600	4,565
3.810% due 01/13/2006	65,200	64,449
Oesterreichische
3.530% due 10/19/2005	12,991	12,971
3.910% due 02/22/2006	137,270	135,060
Rabobank USA Financial Corp.
3.880% due 10/03/2005	16,100	16,100
3.630% due 11/08/2005	25,000	24,909
3.580% due 11/21/2005	13,700	13,633
3.620% due 11/28/2005	22,000	21,876
3.820% due 12/21/2005	85,000	84,243
3.855% due 12/23/2005	9,800	9,711
3.860% due 12/23/2005	6,500	6,441
3.905% due 12/30/2005	27,000	26,732
Royal Bank of Scotland PLC
3.445% due 10/04/2005	1,300	1,300
3.455% due 10/06/2005	2,600	2,599
3.510% due 10/17/2005	200	200
3.530% due 10/17/2005	300	300
3.700% due 11/16/2005	9,000	8,959
3.740% due 12/01/2005	9,600	9,541
3.780% due 12/01/2005	1,100	1,093
San Paolo U.S. Holding Company, Inc.
3.680% due 11/15/2005	100,000	99,560
3.710% due 11/22/2005	200,000	198,969
3.755% due 12/16/2005	8,800	8,727
Sanofi-Aventis
3.630% due 10/26/2005	188,400	187,963
3.760% due 11/09/2005	82,600	82,281
Shell Finance (UK) PLC
3.600% due 10/14/2005	150,000	149,835
Skandinaviska Enskilda Banken AB
3.465% due 10/12/2005	4,500	4,496
3.505% due 10/12/2005	7,300	7,294
3.650% due 10/12/2005	15,800	15,786
3.505% due 10/14/2005	25,800	25,772
3.600% due 10/14/2005	8,500	8,491
3.535% due 10/21/2005	17,200	17,170
3.630% due 11/01/2005	98,500	98,212
3.610% due 11/02/2005	10,100	10,070
3.635% due 11/02/2005	700	698
3.810% due 12/08/2005	10,400	10,323
3.850% due 12/22/2005	11,400	11,297
3.800% due 12/30/2005	19,460	19,267
Societe Generale N.A.
3.740% due 10/24/2005	6,300	6,286
3.700% due 11/17/2005	172,500	171,702
3.710% due 11/18/2005	4,000	3,981
3.760% due 12/02/2005	15,200	15,097
3.755% due 12/12/2005	2,700	2,679
3.770% due 12/19/2005	13,200	13,086
3.815% due 12/19/2005	109,500	108,551
3.780% due 12/22/2005	11,400	11,297
3.780% due 12/23/2005	21,400	21,205
3.790% due 12/23/2005	150,000	148,630
3.790% due 12/28/2005	31,600	31,293
3.960% due 01/27/2006	3,700	3,651
3.975% due 01/27/2006	8,400	8,290
Spintab AB
3.470% due 10/11/2005	174,000	173,866
3.535% due 10/21/2005	15,800	15,772
3.590% due 10/27/2005	188,100	187,650
3.680% due 11/10/2005	96,900	96,524
3.720% due 11/17/2005	7,775	7,739
3.690% due 11/18/2005	5,100	5,076
3.730% due 11/21/2005	26,400	26,266
3.730% due 12/01/2005	125	124
3.750% due 12/02/2005	22,200	22,050
3.760% due 12/12/2005	38,500	38,197
3.760% due 12/13/2005	150,000	148,802
3.770% due 12/14/2005	15,100	14,978
Stadshypoket Delaware, Inc.
3.590% due 10/11/2005	10,000	9,992
3.620% due 10/19/2005	100,000	99,839
3.680% due 11/14/2005	3,400	3,385
Statens Bostadsfin Bank
3.930% due 03/22/2006	27,400	26,869
3.930% due 03/24/2006	50,000	49,020
Svenska Handelsbanken, Inc.
3.620% due 10/11/2005	106,700	106,614
3.475% due 10/13/2005	34,400	34,367
3.480% due 10/13/2005	50,000	49,952
3.620% due 11/04/2005	85,100	84,826
3.685% due 11/15/2005	101,000	100,556
3.740% due 12/13/2005	158,200	156,936
Swedbank, Inc.
3.520% due 10/06/2005	2,000	1,999
3.730% due 12/12/2005	13,200	13,096
Toronto Dominion Holdings USA, Inc.
3.795% due 12/27/2005	131,200	129,942
Total Capital S.A.
3.780% due 10/07/2005	10,800	10,795
3.760% due 12/01/2005	18,600	18,485
TotalFinaElf Capital S.A.
3.750% due 12/01/2005	2,500	2,485
Toyota Motor Credit Corp.
3.430% due 10/06/2005	50,000	49,986
3.730% due 10/21/2005	50,000	49,907
3.640% due 10/25/2005	13,500	13,470
3.570% due 10/27/2005	18,700	18,655
3.690% due 11/14/2005	50,000	49,785
3.720% due 12/09/2005	13,800	13,696
UBS Finance Delaware LLC
3.285% due 10/03/2005	9,900	9,900
3.620% due 10/03/2005	261,950	261,950
3.860% due 10/03/2005	380,300	380,300
3.750% due 10/05/2005	223,800	223,753
3.365% due 10/14/2005	30,600	30,569
3.375% due 10/17/2005	17,600	17,577
3.625% due 10/17/2005	200	200
3.625% due 11/07/2005	1,700	1,694
3.585% due 11/21/2005	31,300	31,147
3.590% due 11/21/2005	23,900	23,783
3.595% due 11/21/2005	60,300	60,005
3.610% due 11/23/2005	27,100	26,961
3.630% due 11/28/2005	1,700	1,690
3.635% due 11/28/2005	300	298
3.750% due 11/28/2005	171	170
3.670% due 11/30/2005	37,800	37,576
3.760% due 12/01/2005	22,500	22,361
3.690% due 12/07/2005	12,200	12,111
3.715% due 12/08/2005	11,600	11,514
3.730% due 12/09/2005	7,500	7,443
3.750% due 12/13/2005	1,000	992
3.760% due 12/19/2005	20,100	19,926
3.780% due 12/22/2005	11,000	10,901
3.785% due 12/23/2005	8,900	8,819
3.810% due 12/23/2005	26,600	26,357
3.800% due 01/12/2006	64,700	63,962
3.945% due 01/26/2006	29,400	29,018
3.970% due 01/30/2006	18,600	18,350
3.975% due 01/30/2006	16,400	16,179
Westpac Capital Corp.
3.360% due 10/17/2005	100,000	99,869
3.600% due 10/17/2005	1,300	1,298
3.330% due 10/20/2005	21,600	21,566
3.550% due 10/24/2005	114,700	114,462
3.550% due 10/26/2005	36,700	36,617
3.560% due 10/26/2005	10,900	10,875
3.670% due 11/10/2005	3,800	3,785
3.660% due 11/30/2005	178,400	177,348
3.740% due 12/12/2005	150,000	148,818
3.900% due 12/23/2005	4,900	4,855

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
Westpac Trust Securities NZ Ltd.
3.295% due 10/03/2005		$2,500	$2,500
3.330% due 10/03/2005		37,700	37,700
3.455% due 10/11/2005		91,400	91,330
3.460% due 10/12/2005		1,000	999
3.500% due 10/17/2005		14,400	14,380
3.510% due 10/17/2005		692	691
3.580% due 10/17/2005		1,000	999
3.760% due 12/13/2005		148,400	147,214
3.830% due 12/20/2005		9,300	9,218
3.780% due 12/23/2005		100,000	99,087

			25,429,963

Repurchase Agreements 0.8%

Credit Suisse First Boston
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.750%-4.875% due 03/31/2007-02/15/2012 valued at $252,506. Repurchase proceeds are $246,767.)		246,700	246,700
UBS Warburg LLC
3.250% due 10/03/2005 (Dated 09/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2027-08/15/2029 valued at $281,865. Repurchase proceeds are $276,675.)		276,600	276,600
State Street Bank
3.400% due 10/03/2005 (Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375%-4.875% due 02/23/2007-05/15/2007 valued at $179,829. Repurchase proceeds are $176,352)		176,302	176,302

			699,602

Belgium Treasury Bills 0.1%

2.015% due 11/17/2005	EC	100,000	119,882

French Treasury Bills 1.4%

2.000% due 10/06/2005-01/19/2006		1,040,800	1,247,624

German Treasury Bills 2.6%

2.008% due 10/19/2005-02/15/2006		1,924,010	2,303,113

U.K. Treasury Bills 2.5%

1.702% due 10/31/2005-12/15/2005		1,876,300	2,250,401

U.S. Treasury Bills 0.6%

3.425% due 12/01/2005-03/16/2006 (g)(h)(i)		$501,510	497,363

Total Short-Term Instruments (Cost $38,122,765)			38,017,892

Total Investments (b) (Cost $99,453,830)		111.3%	$99,645,349

Written Options (k) (Premiums $46,525)		(0.0)%	(39,125)

Other Assets and Liabilities (Net)		(11.3)%	(10,089,172)

Net Assets		100.0%	$89,517,052

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	As of September 30, 2005, portfolio securities with an aggregate market value of $1,785,570 were valued with reference to securities whose prices are more readily obtainable.
(c)	Security is in default.
(d)	Principal only security.
(e)	Interest only security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(h)	Securities with an aggregate market value of $196,720 have been pledged as collateral for swap and swaption contracts on September 30, 2005.
(i)	Securities with an aggregate market value of $270,889 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures	Long	03/2006	93,499	$(97,614)
Eurodollar June Futures	Long	06/2006	59,742	(44,932)
Eurodollar September Futures	Long	09/2006	18,060	(14,925)
U. S. Treasury 5-Year Note Futures	Long	12/2005	86,803	(84,394)
U.S. Treasury 30-Year Bond Futures	Long	12/2005	15,007	(31,069)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	Short	12/2006	3,043	(328)

				$(273,262)

(j)	Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(305)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	13,521
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	0
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	1,503
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		32,500	275
Morgan Stanley Dean Witter & Co.	3-month Canadian Bank Bill	Pay	5.000%	12/15/2035		75,000	1,647
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	69
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	(282)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	(11)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(4,087)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,292)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(13,675)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(23,206)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$4,449,600	(23,244)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		671,100	1,884
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		844,000	353
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		1,804,300	(11,705)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		166,400	(3,260)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		252,800	(1,806)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		369,900	(2,050)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		170,700	(3,409)

							$(71,080)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection†	Receive/ (Pay) Fixed rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	Telecom Italia SpA 6.250% due 02/01/2012	Sell	0.150%	10/07/2005	EC	85,600	$39
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006		$10,000	16
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		7,500	(18)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		24,100	(35)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006		25,000	17
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007		9,600	169
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	21
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	(50)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	(16)
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010		5,000	108
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006		20,000	346
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006		18,300	248
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006		13,700	(3)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006		7,500	(6)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006		30,000	10
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		9,700	439
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		800	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		23,000	964
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007		10,000	352
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007		20,000	320
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007		1,100	16
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007		8,200	13
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010		14,000	258
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006		15,000	120
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		6,050	(12)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010		2,000	49
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010		5,000	(7)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010		3,000	(6)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006		1,700	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006		15,000	48
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006		10,000	42
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006		10,000	17
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006		2,000	37
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		10,000	(24)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		2,700	(4)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		600	34
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007		10,000	327
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007		10,000	40
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		7,400	23
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010		5,000	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010		50,000	(71)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010		100,000	(315)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010		100,000	(28)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006		10,000	8
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006		4,800	173
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006		20,000	748
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006		2,000	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007		5,000	89
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007		5,300	65
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007		30,000	1,010
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007		7,500	(19)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006		21,600	(54)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006		10,000	53
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006		12,000	172
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006		7,000	106
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006		19,000	89
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006		14,000	92
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006		16,000	266
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006		18,000	23
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006		10,000	(34)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007		10,000	360
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		18,500	837
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007		5,000	214
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	06/20/2007		25,000	436
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007		29,300	78
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010		10,000	(11)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010		50,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006		4,000	(4)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006		3,000	34
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		20,000	(38)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006		4,700	(19)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006		6,900	(6)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007		6,000	50
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007		12,000	170
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007		10,600	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007		5,000	(8)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		7,800	24
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010		50,000	(20)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010		50,000	20
Lehman Brothers, Inc.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.260)%	09/20/2010		5,900	(57)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007		4,000	164
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006		10,000	128
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006		7,000	56
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006		13,000	100
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006		10,000	114
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006		59,200	244
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006		10,000	17
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006		9,600	17
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		12,000	(23)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		17,000	(32)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006		4,000	(10)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006		11,400	(22)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006		16,400	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006		20,000	7
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007		103,300	283
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		18,900	855
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		7,300	306
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007		5,900	(4)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007		10,400	3
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250)%	09/20/2010		1,300	(12)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 2.260% due 09/20/2010	Buy	(2.200)%	10/20/2010		10,000	(60)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006		10,700	24
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006		17,000	72
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006		14,000	(20)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006		22,000	(38)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007		10,000	461
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007		10,000	327
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		5,000	15
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006		3,000	(2)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850)%	12/20/2010		167,500	(12)

							$11,407

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2005 (Unaudited)

(k)	Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - TSE Japanese Government Note December Futures	JY	140.000	11/30/2005	156	$301	$110
Call - CBOT U.S. Treasury Note December Futures		$109.000	11/22/2005	12,081	1,909	566
Call - CBOT U.S. Treasury Note December Futures		108.500	11/22/2005	1,380	181	108
Call - CBOT U.S. Treasury Note December Futures		114.000	11/22/2005	24,003	3,855	750
Call - CBOT U.S. Treasury Note December Futures		112.000	11/22/2005	2,912	628	501
Put - CBOT U.S. Treasury Note December Futures		107.000	11/22/2005	5,583	1,465	3,402
Put - CBOT U.S. Treasury Note December Futures		108.000	11/22/2005	3,588	1,614	785
Put - CBOT U.S. Treasury Note December Futures		109.000	11/22/2005	26,070	6,703	11,813
Call - CBOT U.S. Treasury Note March Futures		113.000	12/22/2005	2,961	592	463
Put - CBOT U.S. Treasury Note March Futures		107.000	12/22/2005	2,961	548	648
Put - CME Eurodollar December Futures		95.250	12/18/2006	8,410	4,282	5,992

					$22,078	$25,138

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%****	12/20/2006	BP	1,774,100	$8,656	$8,990
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	1.000	%***	11/30/2005	JY	30,000,000	397	226
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.000	%***	11/30/2005		48,000,000	660	361
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.050	%***	11/30/2005		120,000,000	1,622	1,541
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005		$500	14	0
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005		500	5	0
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006		1,056,900	13,093	2,869

							$24,447	$13,987

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.
***	The Fund will receive a floating rate based on 6-month JY-LIBOR.
****	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(l)	Restricted securities as of September 30, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$782	$744	0.00%
First Interstate Bancorp	8.875	01/01/2009	01/04/1999	7	6	0.00
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	3,280	3,208	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,186	1,097	0.00
United Airlines, Inc.	6.932	09/01/2011	12/28/2001	10,500	8,663	0.01
Sprint Capital Corp.	6.000	01/15/2017	02/28/2002	37,420	38,106	0.04
Sprint Capital Corp.	7.125	01/30/2006	05/28/2002	13,550	13,580	0.02

				$66,725	$65,404	0.07%

(m)	Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	248	10/2005	$0	$0	$0
Sell		37,435	10/2005	1,586	0	1,586
Sell	C$	124,415	10/2005	0	(2,777)	(2,777)
Buy	CP	35,405,877	02/2006	1,871	0	1,871
Buy	EC	329,836	10/2005	0	(7,891)	(7,891)
Sell		4,345,882	10/2005	137,103	(1)	137,102
Buy		25,472	11/2005	7	0	7
Sell		2,005,935	11/2005	6,190	0	6,190
Buy	JY	147,406,715	10/2005	0	(24,616)	(24,616)
Buy	KW	33,483,100	01/2006	0	(700)	(700)
Buy		37,438,400	02/2006	0	(957)	(957)
Buy		20,428,730	03/2006	0	(352)	(352)
Buy	MP	380,160	02/2006	312	0	312
Buy		194,166	03/2006	128	0	128
Sell	N$	56,107	10/2005	0	(265)	(265)
Buy	PN	110,994	02/2006	0	(929)	(929)
Buy		62,063	03/2006	0	(314)	(314)
Buy	PZ	116,727	02/2006	223	0	223
Buy		60,986	03/2006	0	(186)	(186)
Buy	RP	756,078	11/2005	0	(155)	(155)
Buy		1,195,550	03/2006	18	0	18
Buy	RR	441,400	01/2006	204	0	204
Buy		921,344	02/2006	65	(23)	42
Buy		529,284	03/2006	0	(69)	(69)
Buy	S$	26,132	01/2006	0	(399)	(399)
Buy		55,158	02/2006	0	(719)	(719)
Buy		29,572	03/2006	0	(143)	(143)
Buy	SR	103,581	02/2006	268	0	268
Buy	SV	520,723	02/2006	0	(650)	(650)
Buy		1,112,718	03/2006	0	(614)	(614)
Buy	T$	1,081,048	02/2006	0	(1,305)	(1,305)
Buy		576,874	03/2006	0	(61)	(61)

				$147,975	$(43,126)	$104,849

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to PIMCO Funds is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Code of Ethics—Not applicable.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 1, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 1, 2005